UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September, 2012

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2012. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	1,536	$27,382
EQ/BlackRock Basic Value Equity Portfolio‡	1,759	25,895
EQ/Boston Advisors Equity Income Portfolio‡	1,954	11,620
EQ/Core Bond Index Portfolio‡	169	1,741
EQ/Davis New York Venture Portfolio‡	1,890	19,386
EQ/Equity 500 Index Portfolio‡	1,323	33,666
EQ/GAMCO Mergers & Acquisitions Portfolio‡	1,110	13,969
EQ/GAMCO Small Company Value Portfolio‡	556	23,106
EQ/Global Bond PLUS Portfolio‡	6,522	66,517
EQ/Intermediate Government Bond Portfolio‡	1,655	17,361
EQ/International Core PLUS Portfolio‡	1,979	16,797
EQ/International Equity Index Portfolio‡	112	885
EQ/MFS International Growth Portfolio‡	4,657	29,484
EQ/Mid Cap Index Portfolio‡	95	880
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	284	4,455
EQ/PIMCO Ultra Short Bond Portfolio‡	1,125	11,282
EQ/Small Company Index Portfolio‡	259	2,662
EQ/T.Rowe Price Growth Stock Portfolio*‡	864	21,239
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	230	28,005
iShares COMEX Gold Trust*	1,410	24,351
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	80	5,129
iShares FTSE China 25 Index Fund	20	692
iShares JP Morgan USD Emerging Markets Bond Fund	125	15,158
iShares MSCI EAFE Small Cap Index Fund	180	6,966
iShares MSCI Emerging Markets Index Fund	195	8,057
iShares S&P Developed ex-U.S. Property Index Fund	110	3,742
iShares S&P Global Energy Sector Index Fund	55	2,163
iShares S&P Latin America 40 Index Fund	20	852
iShares S&P North American Natural Resources Sector Index Fund	340	13,433
iShares Silver Trust*	125	4,185
Multimanager Core Bond Portfolio‡	2,297	24,422
SPDR Barclays Capital High Yield Bond ETF	595	23,931
SPDR S&P Emerging Asia Pacific ETF	5	364
SPDR S&P Emerging Markets SmallCap ETF	45	2,000
Vanguard REIT ETF	225	14,618

Total Investments (99.2%) (Cost $496,358)		506,395
Other Assets Less Liabilities (0.8%)		3,971

Net Assets (100%)		$510,366

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The	holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2012, were as follows:

Securities	Market Value August 29, 2012*	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$—	$26,853	$—	$27,382	$—	$—
EQ/BlackRock Basic Value Equity Portfolio	—	25,120	—	25,895	—	—
EQ/Boston Advisors Equity Income Portfolio	—	11,261	—	11,620	—	—
EQ/Core Bond Index Portfolio	—	1,732	—	1,741	—	—
EQ/Davis New York Venture Portfolio	—	19,057	—	19,386	—	—
EQ/Equity 500 Index Portfolio	—	32,916	—	33,666	—	—
EQ/GAMCO Mergers & Acquisitions Portfolio	—	13,860	—	13,969	—	—
EQ/GAMCO Small Company Value Portfolio	—	22,522	—	23,106	—	—
EQ/Global Bond PLUS Portfolio	—	65,833	—	66,517	—	—
EQ/Intermediate Government Bond Portfolio(a)	—	17,324	—	17,361	—	—
EQ/International Core PLUS Portfolio	—	16,458	—	16,797	—	—
EQ/International Equity Index Portfolio	—	866	—	885	—	—
EQ/MFS International Growth Portfolio	—	28,585	—	29,484	—	—
EQ/Mid Cap Index Portfolio	—	866	—	880	—	—
EQ/Morgan Stanley Mid Cap Growth Portfolio	—	4,331	—	4,455	—	—
EQ/PIMCO Ultra Short Bond Portfolio	—	11,261	—	11,282	—	—
EQ/Small Company Index Portfolio	—	2,599	—	2,662	—	—
EQ/T.Rowe Price Growth Stock Portfolio	—	20,789	—	21,239	—	—
Multimanager Core Bond Portfolio	—	24,294	—	24,422	39	—

	$—	$346,527	$—	$352,749	$39	$—

*	The Portfolio commenced operations on August 29, 2012.

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$153,646	$—	$—	$153,646
Investment Companies	—	352,749	—	352,749

Total Assets	$153,646	$352,749	$—	$506,395

Total Liabilities	$—	$—	$—	$—

Total	$153,646	$352,749	$—	$506,395

Investment security transactions for the period ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$496,358
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,397
Aggregate gross unrealized depreciation	(360)

Net unrealized appreciation	$10,037

Federal income tax cost of investments	$496,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	839,396	$14,968,615
EQ/BlackRock Basic Value Equity Portfolio‡	1,093,021	16,086,236
EQ/Boston Advisors Equity Income Portfolio‡	1,189,052	7,070,947
EQ/Core Bond Index Portfolio‡	87,741	903,557
EQ/Davis New York Venture Portfolio‡	1,113,683	11,425,012
EQ/Equity 500 Index Portfolio‡	838,511	21,333,068
EQ/GAMCO Mergers & Acquisitions Portfolio‡	865,190	10,883,005
EQ/GAMCO Small Company Value Portfolio‡	386,389	16,044,370
EQ/Global Bond PLUS Portfolio‡	1,362,883	13,899,772
EQ/Intermediate Government Bond Portfolio‡	451,783	4,740,511
EQ/International Core PLUS Portfolio‡	1,576,062	13,374,692
EQ/International Equity Index Portfolio‡	48,101	379,054
EQ/MFS International Growth Portfolio‡	3,316,543	20,997,227
EQ/Mid Cap Index Portfolio‡	64,789	599,858
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	182,066	2,856,874
EQ/PIMCO Ultra Short Bond Portfolio‡	250,105	2,507,849
EQ/Small Company Index Portfolio‡	202,033	2,079,528
EQ/T.Rowe Price Growth Stock Portfolio*‡	545,628	13,412,079
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	90,600	11,031,456
iShares Cohen & Steers Realty Majors Index Fund	46,600	3,627,810
iShares COMEX Gold Trust*	1,060,600	18,316,562
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	55,120	3,533,743
iShares FTSE China 25 Index Fund	56,900	1,969,309
iShares JP Morgan USD Emerging Markets Bond Fund	46,160	5,597,362
iShares MSCI EAFE Small Cap Index Fund	125,000	4,837,500
iShares MSCI Emerging Markets Index Fund	46,200	1,908,984
iShares S&P Developed ex-U.S. Property Index Fund	79,800	2,714,796
iShares S&P Global Clean Energy Index Fund	98,410	674,109
iShares S&P Global Energy Sector Index Fund	42,560	1,673,885
iShares S&P Latin America 40 Index Fund	50,500	2,150,290
iShares S&P North American Natural Resources Sector Index Fund	183,960	7,268,260
iShares Silver Trust*	84,950	2,844,126
Multimanager Core Bond Portfolio‡	783,198	8,325,937
SPDR Barclays Capital High Yield Bond ETF	218,700	8,796,114
SPDR S&P Emerging Asia Pacific ETF	16,200	1,179,522
SPDR S&P Emerging Markets SmallCap ETF	25,400	1,129,030
Vanguard REIT ETF	131,000	8,511,070

Total Investments (98.2%) (Cost $246,540,431)		269,652,119
Other Assets Less Liabilities (1.8%)		4,832,681

Net Assets (100%)		$274,484,800

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$9,312,581	$4,907,747	$795,601	$14,968,615	$—	$116,515
EQ/AXA Franklin Small Cap Value Core Portfolio	2,754,249	50,984	3,409,760	—	—	(496,344)
EQ/BlackRock Basic Value Equity Portfolio	12,080,075	4,324,825	1,979,560	16,086,236	—	213
EQ/Boston Advisors Equity Income Portfolio	5,446,561	1,133,228	414,289	7,070,947	—	11,268
EQ/Core Bond Index Portfolio	887,504	9,649	21,520	903,557	44	(21)
EQ/Davis New York Venture Portfolio	10,786,994	270,030	751,361	11,425,012	—	41,763
EQ/Equity 500 Index Portfolio	—	21,979,365	2,389,607	21,333,068	—	94,114
EQ/Equity Growth PLUS Portfolio	4,201,603	83,493	4,907,844	—	—	(365,222)
EQ/GAMCO Mergers & Acquisitions Portfolio	10,966,873	262,745	685,722	10,883,005	—	40,649
EQ/GAMCO Small Company Value Portfolio	14,924,303	365,252	933,450	16,044,370	—	65,135
EQ/Global Bond PLUS Portfolio	9,754,622	5,301,616	1,270,168	13,899,772	66,613	245,584
EQ/Global Multi-Sector Equity Portfolio	10,291,137	230,532	13,198,230	—	—	(2,347,670)
EQ/Intermediate Government Bond Portfolio(a)	1,918,976	3,164,904	387,717	4,740,511	876	805
EQ/International Core PLUS Portfolio	13,326,769	399,613	1,567,945	13,374,692	6,067	70,267
EQ/International Equity Index Portfolio	—	12,694,814	12,352,546	379,054	—	604,701
EQ/International Value PLUS Portfolio	2,260,285	75,371	3,373,010	—	—	(1,057,491)
EQ/Large Cap Core PLUS Portfolio	10,922,230	220,927	8,808,978	—	—	2,943,745
EQ/Large Cap Growth PLUS Portfolio	11,643,768	1,242,357	10,444,099	—	—	3,720,651
EQ/Large Cap Value PLUS Portfolio	2,598,430	44,335	1,894,546	—	—	920,786
EQ/MFS International Growth Portfolio	7,392,365	14,023,690	2,222,299	20,997,227	2,340	8,057
EQ/Mid Cap Index Portfolio	—	1,873,864	1,319,956	599,858	—	70,769
EQ/Morgan Stanley Mid Cap Growth Portfolio	—	3,028,201	55,626	2,856,874	—	17,947
EQ/PIMCO Ultra Short Bond Portfolio	7,398,269	249,223	5,222,900	2,507,849	77	15,918
EQ/Small Company Index Portfolio	552,990	3,721,964	2,377,664	2,079,528	—	6,413
EQ/T.Rowe Price Growth Stock Portfolio	—	13,046,872	281,574	13,412,079	—	3,499
Multimanager Core Bond Portfolio	6,421,063	4,557,686	2,787,724	8,325,937	131,682	146,810
Multimanager International Equity Portfolio	2,177,354	57,633	1,904,504	—	—	313,681
Multimanager Large Cap Core Equity Portfolio	4,234,522	86,450	5,050,897	—	—	(533,340)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
Multimanager Large Cap Value Portfolio	$3,524,770	$88,669	$4,002,354	$—	$—	$(179,140)
Multimanager Mid Cap Growth Portfolio	1,874,509	31,773	2,191,170	—	—	(112,964)
Multimanager Mid Cap Value Portfolio	3,294,027	58,370	3,319,325	—	—	187,123
Multimanager Small Cap Growth Portfolio	3,536,215	2,040,642	5,781,408	—	—	51,209
Multimanager Small Cap Value Portfolio	860,069	502,956	1,234,831	—	—	173,021

	$175,343,113	$100,129,780	$107,338,185	$181,888,191	$207,699	$4,778,451

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$87,763,928	$—	$—	$87,763,928
Investment Companies	—	181,888,191	—	181,888,191

Total Assets	$87,763,928	$181,888,191	$—	$269,652,119

Total	$87,763,928	$181,888,191	$—	$269,652,119

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$107,256,582
Net Proceeds of Sales and Redemptions:
Investment Companies	$112,825,922

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,693,038
Aggregate gross unrealized depreciation	(10,769,817)

Net unrealized appreciation	$22,923,221

Federal income tax cost of investments	$246,728,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	2,200	$39,231
EQ/BlackRock Basic Value Equity Portfolio‡	2,455	36,133
EQ/Boston Advisors Equity Income Portfolio‡	2,819	16,761
EQ/Davis New York Venture Portfolio‡	2,459	25,221
EQ/Equity 500 Index Portfolio‡	1,753	44,596
EQ/GAMCO Mergers & Acquisitions Portfolio‡	2,192	27,573
EQ/GAMCO Small Company Value Portfolio‡	718	29,823
EQ/Global Bond PLUS Portfolio‡	762	7,775
EQ/Intermediate Government Bond Portfolio‡	245	2,570
EQ/International Core PLUS Portfolio‡	2,982	25,303
EQ/International Equity Index Portfolio‡	222	1,747
EQ/MFS International Growth Portfolio‡	6,964	44,092
EQ/Mid Cap Index Portfolio‡	188	1,738
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	448	7,035
EQ/Small Company Index Portfolio‡	510	5,255
EQ/T.Rowe Price Growth Stock Portfolio*‡	1,315	32,317
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	45	5,479
iShares COMEX Gold Trust*	2,340	40,412
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	135	8,655
iShares FTSE China 25 Index Fund	35	1,211
iShares JP Morgan USD Emerging Markets Bond Fund	30	3,638
iShares MSCI EAFE Small Cap Index Fund	300	11,610
iShares MSCI Emerging Markets Index Fund	345	14,255
iShares S&P Developed ex-U.S. Property Index Fund	190	6,464
iShares S&P Global Energy Sector Index Fund	95	3,736
iShares S&P Latin America 40 Index Fund	30	1,277
iShares S&P North American Natural Resources Sector Index Fund	540	21,335
iShares Silver Trust*	210	7,031
Multimanager Core Bond Portfolio‡	243	2,583
SPDR Barclays Capital High Yield Bond ETF	155	6,234
SPDR S&P Emerging Asia Pacific ETF	10	728
SPDR S&P Emerging Markets SmallCap ETF	70	3,112
Vanguard REIT ETF	375	24,364

Total Investments (99.2%) (Cost $495,957)		509,294
Other Assets Less Liabilities (0.8%)		4,331

Net Assets (100%)		$513,625

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2012, were as follows:

Securities	Market Value August 29, 2012*	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$—	$38,473	$—	$39,231	$—	$—
EQ/BlackRock Basic Value Equity Portfolio	—	35,053	—	36,133	—	—
EQ/Boston Advisors Equity Income Portfolio	—	16,244	—	16,761	—	—
EQ/Davis New York Venture Portfolio	—	24,794	—	25,221	—	—
EQ/Equity 500 Index Portfolio	—	43,602	—	44,596	—	—
EQ/GAMCO Mergers & Acquisitions Portfolio	—	27,358	—	27,573	—	—
EQ/GAMCO Small Company Value Portfolio	—	29,068	—	29,823	—	—
EQ/Global Bond PLUS Portfolio	—	7,695	—	7,775	—	—
EQ/Intermediate Government Bond Portfolio(a)	—	2,565	—	2,570	—	—
EQ/International Core PLUS Portfolio	—	24,794	—	25,303	—	—
EQ/International Equity Index Portfolio	—	1,710	—	1,747	—	—
EQ/MFS International Growth Portfolio	—	42,747	—	44,092	—	—
EQ/Mid Cap Index Portfolio	—	1,710	—	1,738	—	—
EQ/Morgan Stanley Mid Cap Growth Portfolio	—	6,840	—	7,035	—	—
EQ/Small Company Index Portfolio	—	5,130	—	5,255	—	—
EQ/T.Rowe Price Growth Stock Portfolio	—	31,633	—	32,317	—	—
Multimanager Core Bond Portfolio	—	2,569	—	2,583	4	—

	$—	$341,985	$—	$349,753	$4	$—

*	The Portfolio commenced operations on August 29, 2012.

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$159,541	$—	$—	$159,541
Investment Companies	—	349,753	—	349,753

Total Assets	$159,541	$349,753	$—	$509,294

Total Liabilities	$—	$—	$—	$—

Total	$159,541	$349,753	$—	$509,294

Investment security transactions for the period ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$495,957
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,937
Aggregate gross unrealized depreciation	(600)

Net unrealized appreciation	$13,337

Federal income tax cost of investments	$495,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	220	$3,341
AXA Tactical Manager 400 Portfolio‡	55	865
AXA Tactical Manager 500 Portfolio‡	508	7,649
AXA Tactical Manager International Portfolio‡	202	2,297
EQ/Intermediate Government Bond Portfolio‡	11,712	122,897

Total Investments (123.3%) (Cost $133,608)		137,049
Other Assets Less Liabilities (-23.3%)		(25,858)

Net Assets (100%)		$111,191

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$1,561	$12,652	$11,253	$3,341	$—	$533
AXA Tactical Manager 400 Portfolio	434	3,615	3,272	865	—	95
AXA Tactical Manager 500 Portfolio	5,183	44,935	43,460	7,649	—	1,287
AXA Tactical Manager International Portfolio	1,403	11,093	10,515	2,297	—	335
EQ/Intermediate Government Bond Portfolio(a)	72,646	654,090	605,369	122,897	35	785

	$81,227	$726,385	$673,869	$137,049	$35	$3,035

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$137,049	$—	$137,049

Total Assets	$—	$137,049	$—	$137,049

Total Liabilities	$—	$—	$—	$—

Total	$—	$137,049	$—	$137,049

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$726,385
Net Proceeds of Sales and Redemptions:
Investment Companies	$676,904

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,378
Aggregate gross unrealized depreciation	(33)

Net unrealized appreciation	$3,345

Federal income tax cost of investments	$133,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	1,187,548	$18,041,512
AXA Tactical Manager 400 Portfolio‡	254,787	3,973,802
AXA Tactical Manager 500 Portfolio‡	3,725,844	56,091,672
AXA Tactical Manager International Portfolio‡	1,182,025	13,450,546
EQ/AllianceBernstein Short-Term Bond Portfolio‡	6,158,960	58,410,829
EQ/Core Bond Index Portfolio‡	13,355,729	137,537,205
EQ/Intermediate Government Bond Portfolio‡	15,503,984	162,681,528

Total Investments (99.9%) (Cost $435,918,517)		450,187,094
Other Assets Less Liabilities (0.1%)		350,526

Net Assets (100%)		$450,537,620

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$10,811,045	$6,555,986	$1,127,856	$18,041,512	$—	$209
AXA Tactical Manager 400 Portfolio	3,459,859	1,072,360	996,968	3,973,802	—	103
AXA Tactical Manager 500 Portfolio	39,497,525	17,873,211	8,259,707	56,091,672	—	(4,053)
AXA Tactical Manager International Portfolio	9,415,868	4,692,260	1,818,791	13,450,546	61	(660)
EQ/AllianceBernstein Short-Term Bond Portfolio	39,258,778	19,468,656	1,143,534	58,410,829	—	90
EQ/Core Bond Index Portfolio	123,628,750	47,763,561	37,628,628	137,537,205	6,337	(3,992)
EQ/Intermediate Government Bond Portfolio(a)	83,397,408	82,218,397	4,696,836	162,681,528	27,991	333

	$309,469,233	$179,644,431	$55,672,320	$450,187,094	$34,389	$(7,970)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio. .

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$450,187,094	$—	$450,187,094

Total Assets	$—	$450,187,094	$—	$450,187,094

Total Liabilities	$—	$—	$—	$—

Total	$—	$450,187,094	$—	$450,187,094

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$179,644,431
Net Proceeds of Sales and Redemptions:
Investment Companies	$55,664,350

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,217,121
Aggregate gross unrealized depreciation	(2,003,336)

Net unrealized appreciation	$14,213,785

Federal income tax cost of investments	$435,973,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	3,570,184	$54,239,081
AXA Tactical Manager 400 Portfolio‡	502,836	7,842,502
AXA Tactical Manager 500 Portfolio‡	11,135,232	167,638,213
AXA Tactical Manager International Portfolio‡	3,642,455	41,448,374
EQ/AllianceBernstein Short-Term Bond Portfolio‡	6,857,256	65,033,387
EQ/Core Bond Index Portfolio‡	15,099,484	155,494,381
EQ/Intermediate Government Bond Portfolio‡	17,265,458	181,164,472

Total Investments (99.8%) (Cost $640,316,587)		672,860,410
Other Assets Less Liabilities (0.2%)		1,527,509

Net Assets (100%)		$674,387,919

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$31,995,307	$19,434,292	$2,489,233	$54,239,081	$—	$(4,456)
AXA Tactical Manager 400 Portfolio	9,217,335	2,023,490	4,448,626	7,842,502	—	(23,514)
AXA Tactical Manager 500 Portfolio	121,006,267	46,565,401	20,977,356	167,638,213	—	(420)
AXA Tactical Manager International Portfolio	28,749,749	12,950,375	3,649,880	41,448,374	186	4,144
EQ/AllianceBernstein Short-Term Bond Portfolio	43,324,542	22,328,360	1,530,442	65,033,387	—	113
EQ/Core Bond Index Portfolio	137,456,130	52,227,214	38,462,494	155,494,381	7,100	(6,503)
EQ/Intermediate Government Bond Portfolio(a)	93,623,474	89,742,502	4,182,582	181,164,472	30,814	1,758

	$465,372,804	$245,271,634	$75,740,613	$672,860,410	$38,100	$(28,878)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$672,860,410	$—	$672,860,410

Total Assets	$—	$672,860,410	$—	$672,860,410

Total Liabilities	$—	$—	$—	$—

Total	$—	$672,860,410	$—	$672,860,410

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$245,271,634
Net Proceeds of Sales and Redemptions:
Investment Companies	$75,711,735

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,928,014
Aggregate gross unrealized depreciation	(2,450,608)

Net unrealized appreciation	$32,477,406

Federal income tax cost of investments	$640,383,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	8,893,344	$135,109,805
AXA Tactical Manager 400 Portfolio‡	1,236,486	19,284,896
AXA Tactical Manager 500 Portfolio‡	27,833,520	419,026,894
AXA Tactical Manager International Portfolio‡	9,155,329	104,180,687
EQ/AllianceBernstein Short-Term Bond Portfolio‡	11,230,513	106,508,826
EQ/Core Bond Index Portfolio‡	25,106,489	258,546,440
EQ/Intermediate Government Bond Portfolio‡	28,565,065	299,729,957

Total Investments (99.9%) (Cost $1,269,892,460)		1,342,387,505
Other Assets Less Liabilities (0.1%)		707,890

Net Assets (100%)		$1,343,095,395

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$81,095,560	$47,198,078	$6,448,794	$135,109,805	$—	$(5,001)
AXA Tactical Manager 400 Portfolio	19,896,818	4,931,248	8,003,763	19,284,896	—	(96,290)
AXA Tactical Manager 500 Portfolio	294,586,125	113,996,331	41,140,194	419,026,894	—	836
AXA Tactical Manager International Portfolio	70,418,420	33,004,012	7,538,882	104,180,687	460	(1,867)
EQ/AllianceBernstein Short-Term Bond Portfolio	70,423,845	37,225,555	2,618,627	106,508,826	—	(137)
EQ/Core Bond Index Portfolio	224,637,694	90,202,071	63,335,971	258,546,440	11,729	(2,779)
EQ/Intermediate Government Bond Portfolio(a)	150,782,296	153,231,317	7,549,963	299,729,957	50,677	4,304

	$911,840,758	$479,788,612	$136,636,194	$1,342,387,505	$62,866	$(100,934)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,342,387,505	$—	$1,342,387,505

Total Assets	$—	$1,342,387,505	$—	$1,342,387,505

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,342,387,505	$—	$1,342,387,505

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$479,788,612
Net Proceeds of Sales and Redemptions:
Investment Companies	$136,535,260

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,034,350
Aggregate gross unrealized depreciation	(4,639,530)

Net unrealized appreciation	$72,394,820

Federal income tax cost of investments	$1,269,992,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	24,812,774	$376,961,580
AXA Tactical Manager 400 Portfolio‡	3,195,856	49,844,275
AXA Tactical Manager 500 Portfolio‡	78,052,198	1,175,056,917
AXA Tactical Manager International Portfolio‡	25,991,418	295,762,593
EQ/AllianceBernstein Short-Term Bond Portfolio‡	20,985,921	199,027,928
EQ/Core Bond Index Portfolio‡	47,030,808	484,322,918
EQ/Intermediate Government Bond Portfolio‡	53,034,514	556,485,087

Total Investments (100.1%) (Cost $2,949,007,366)		3,137,461,298
Other Assets Less Liabilities (-0.1%)		(1,881,692)

Net Assets (100%)		$3,135,579,606

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$246,886,562	$108,000,206	$16,700,005	$376,961,580	$—	$(20,234)
AXA Tactical Manager 400 Portfolio	53,756,689	10,347,628	20,863,393	49,844,275	—	(137,462)
AXA Tactical Manager 500 Portfolio	886,349,165	243,554,286	105,298,939	1,175,056,917	—	78,824
AXA Tactical Manager International Portfolio	209,147,520	71,646,850	8,140,623	295,762,593	1,291	6,447
EQ/AllianceBernstein Short-Term Bond Portfolio	143,630,522	59,013,132	6,528,517	199,027,928	—	(439)
EQ/Core Bond Index Portfolio	451,251,458	144,835,297	125,502,650	484,322,918	22,155	944
EQ/Intermediate Government Bond Portfolio(a)	294,956,562	272,341,543	17,104,040	556,485,087	94,952	21,829

	$2,285,978,478	$909,738,942	$300,138,167	$3,137,461,298	$118,398	$(50,091)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,137,461,298	$—	$3,137,461,298

Total Assets	$—	$3,137,461,298	$—	$3,137,461,298

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,137,461,298	$—	$3,137,461,298

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$909,738,942
Net Proceeds of Sales and Redemptions:
Investment Companies	$300,088,076

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,343,365
Aggregate gross unrealized depreciation	(14,096,380)

Net unrealized appreciation	$188,246,985

Federal income tax cost of investments	$2,949,214,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	9,900,768	$150,414,829
AXA Tactical Manager 400 Portfolio‡	1,445,807	22,549,574
AXA Tactical Manager 500 Portfolio‡	31,511,266	474,394,466
AXA Tactical Manager International Portfolio‡	10,468,198	119,120,139
EQ/AllianceBernstein Short-Term Bond Portfolio‡	5,382,487	51,046,852
EQ/Core Bond Index Portfolio‡	12,171,863	125,345,760
EQ/Intermediate Government Bond Portfolio‡	13,570,253	142,391,112

Total Investments (99.9%) (Cost $1,001,448,513)		1,085,262,732
Other Assets Less Liabilities (0.1%)		1,209,295

Net Assets (100%)		$1,086,472,027

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$93,522,335	$47,040,835	$5,167,979	$150,414,829	$—	$(2,156)
AXA Tactical Manager 400 Portfolio	20,343,597	4,769,657	5,245,947	22,549,574	—	(15,240)
AXA Tactical Manager 500 Portfolio	333,245,560	114,795,442	31,560,728	474,394,466	—	(20,065)
AXA Tactical Manager International Portfolio	79,947,231	32,307,078	2,143,229	119,120,139	503	50
EQ/AllianceBernstein Short-Term Bond Portfolio	35,676,885	16,451,109	1,803,649	51,046,852	—	(211)
EQ/Core Bond Index Portfolio	114,496,749	42,924,762	35,519,432	125,345,760	5,625	(25,825)
EQ/Intermediate Government Bond Portfolio(a)	65,490,197	80,034,005	4,665,006	142,391,112	23,839	6,374

	$742,722,554	$338,322,888	$86,105,970	$1,085,262,732	$29,967	$(57,073)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,085,262,732	$—	$1,085,262,732

Total Assets	$—	$1,085,262,732	$—	$1,085,262,732

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,085,262,732	$—	$1,085,262,732

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$338,322,888
Net Proceeds of Sales and Redemptions:
Investment Companies	$86,048,897

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,770,308
Aggregate gross unrealized depreciation	(4,013,713)

Net unrealized appreciation	$83,756,595

Federal income tax cost of investments	$1,001,506,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	649,715	$9,870,618
AXA Tactical Manager 400 Portfolio‡	79,680	1,242,725
AXA Tactical Manager 500 Portfolio‡	2,078,511	31,291,479
AXA Tactical Manager International Portfolio‡	691,436	7,868,019
EQ/AllianceBernstein Short-Term Bond Portfolio‡	209,748	1,989,223
EQ/Core Bond Index Portfolio‡	463,460	4,772,706
EQ/Intermediate Government Bond Portfolio‡	495,966	5,204,109

Total Investments (98.5%) (Cost $60,037,287)		62,238,879
Other Assets Less Liabilities (1.5%)		937,095

Net Assets (100%)		$63,175,974

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the period ended September 30, 2012, were as follows:

Securities	Market Value April 12, 2012*	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$—	$9,535,680	$82,478	$9,870,618	$—	$(1)
AXA Tactical Manager 400 Portfolio	—	1,222,591	20,307	1,242,725	—	167
AXA Tactical Manager 500 Portfolio	—	30,582,075	613,954	31,291,479	—	497
AXA Tactical Manager International Portfolio	—	7,570,767	65,469	7,868,019	23	(11)
EQ/AllianceBernstein Short-Term Bond Portfolio	—	1,997,935	17,017	1,989,223	—	2
EQ/Core Bond Index Portfolio	—	4,776,605	39,276	4,772,706	139	(2)
EQ/Intermediate Government Bond Portfolio(a)	—	5,234,645	44,510	5,204,109	583	1

	$—	$60,920,298	$883,011	$62,238,879	$745	$653

*	The Portfolio commenced operations on April 12, 2012.

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$62,238,879	$—	$62,238,879

Total Assets	$—	$62,238,879	$—	$62,238,879

Total Liabilities	$—	$—	$—	$—

Total	$—	$62,238,879	$—	$62,238,879

Investment security transactions for the period ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$60,920,298
Net Proceeds of Sales and Redemptions:
Investment Companies	$883,664

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,201,592
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$2,201,592

Federal income tax cost of investments	$60,037,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	48,619,257	$444,508,746
EQ/Mutual Large Cap Equity Portfolio‡	46,879,104	444,414,455
EQ/Templeton Global Equity Portfolio‡	49,896,776	441,977,177

Total Investments (99.9%) (Cost $1,323,569,937)		1,330,900,378
Other Assets Less Liabilities (0.1%)		1,900,836

Net Assets (100%)		$1,332,801,214

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio	$420,427,938	$14,474,333	$33,948,426	$444,508,746	$—	$7,504
EQ/Mutual Large Cap Equity Portfolio	429,965,259	3,779,176	46,110,369	444,414,455	1,304,843	(154,439)
EQ/Templeton Global Equity Portfolio	416,241,300	2,782,072	34,008,623	441,977,177	307,664	(51,674)

	$1,266,634,497	$21,035,581	$114,067,418	$1,330,900,378	$1,612,507	$(198,609)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,330,900,378	$—	$1,330,900,378

Total Assets	$—	$1,330,900,378	$—	$1,330,900,378

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,330,900,378	$—	$1,330,900,378

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$21,035,581
Net Proceeds of Sales and Redemptions:
Investment Companies	$113,868,809

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,460,718
Aggregate gross unrealized depreciation	(17,710,156)

Net unrealized appreciation	$4,750,562

Federal income tax cost of investments	$1,326,149,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	183,118	$4,356,377
iShares MSCI Austria Investable Market Index Fund	7,741	118,670
iShares MSCI Belgium Investable Market Index Fund	29,239	367,827
iShares MSCI EAFE Growth Index Fund	200,009	11,296,508
iShares MSCI EAFE Index Fund	1,265,841	67,089,573
iShares MSCI EAFE Value Index Fund	256,910	11,666,283
iShares MSCI France Index Fund	287,506	6,031,876
iShares MSCI Germany Index Fund	241,823	5,460,363
iShares MSCI Hong Kong Index Fund	94,164	1,713,785
iShares MSCI Israel Capped Investable Market Index Fund	21,700	878,416
iShares MSCI Italy Index Fund	75,680	910,430
iShares MSCI Japan Index Fund	2,733,132	25,035,489
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,235,134
iShares MSCI Pacific ex-Japan Index Fund	278,156	12,402,976
iShares MSCI Singapore Index Fund	95,814	1,284,866
iShares MSCI Spain Index Fund	52,132	1,443,535
iShares MSCI Sweden Index Fund	69,584	1,966,444
iShares MSCI Switzerland Index Fund	211,733	5,206,514
iShares MSCI United Kingdom Index Fund	822,900	14,326,689
iShares S&P Europe 350 Index Fund	1,122,834	41,005,898
SPDR DJ EURO Stoxx 50 Fund	10,560	327,677
Vanguard MSCI EAFE ETF	1,197,900	39,374,973

Total Investments (99.5%) (Cost $207,851,202)		253,500,303
Other Assets Less Liabilities (0.5%)		1,163,668

Net Assets (100%)		$254,663,971

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$253,500,303	$—	$—	$253,500,303

Total Assets	$253,500,303	$—	$—	$253,500,303

Total Liabilities	$—	$—	$—	$—

Total	$253,500,303	$—	$—	$253,500,303

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$5,013,526
Net Proceeds of Sales and Redemptions:
Investment Companies	$41,800,782

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,682,401
Aggregate gross unrealized depreciation	(4,032,394)

Net unrealized appreciation	$45,650,007

Federal income tax cost of investments	$207,850,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (0.1%)
BorgWarner, Inc.*	14,205	$981,707
Goodyear Tire & Rubber Co.*	30,378	370,308
Johnson Controls, Inc.	84,889	2,325,959

		3,677,974

Automobiles (0.2%)
Ford Motor Co.	473,402	4,667,744
Harley-Davidson, Inc.	28,326	1,200,172

		5,867,916

Distributors (0.0%)
Genuine Parts Co.	19,252	1,174,950

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	12,526	363,880
H&R Block, Inc.	33,653	583,207

		947,087

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	55,459	2,020,926
Chipotle Mexican Grill, Inc.*	3,933	1,248,885
Darden Restaurants, Inc.	15,917	887,373
International Game Technology	33,156	434,012
Marriott International, Inc., Class A	31,250	1,221,875
McDonald’s Corp.	125,169	11,484,256
Starbucks Corp.	94,333	4,787,400
Starwood Hotels & Resorts Worldwide, Inc.	24,387	1,413,470
Wyndham Worldwide Corp.	17,649	926,219
Wynn Resorts Ltd.	9,857	1,137,892
Yum! Brands, Inc.	56,581	3,753,584

		29,315,892

Household Durables (0.2%)
D.R. Horton, Inc.	34,481	711,688
Harman International Industries, Inc.	8,337	384,836
Leggett & Platt, Inc.	17,452	437,173
Lennar Corp., Class A	20,209	702,667
Newell Rubbermaid, Inc.	35,848	684,338
PulteGroup, Inc.*	41,917	649,713
Whirlpool Corp.	9,625	798,009

		4,368,424

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	44,890	11,416,425
Expedia, Inc.	11,626	672,448
Netflix, Inc.*	6,893	375,255
priceline.com, Inc.*	6,184	3,826,226
TripAdvisor, Inc.*	13,604	447,980

		16,738,334

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	14,387	549,152
Mattel, Inc.	42,318	1,501,442

		2,050,594

Media (2.3%)
Cablevision Systems Corp. - New York Group, Class A	26,798	424,748
CBS Corp., Class B	73,882	2,684,133
Comcast Corp., Class A	332,130	11,880,290
DIRECTV*	77,931	4,088,260
Discovery Communications, Inc., Class A*	30,678	1,829,329
Gannett Co., Inc.	28,698	509,389
Interpublic Group of Cos., Inc.	54,121	601,826
McGraw-Hill Cos., Inc.	34,779	1,898,586
News Corp., Class A	252,703	6,198,805
Omnicom Group, Inc.	32,970	1,699,933
Scripps Networks Interactive, Inc., Class A	10,727	656,814
Time Warner Cable, Inc.	38,027	3,614,847
Time Warner, Inc.	117,783	5,339,103
Viacom, Inc., Class B	58,763	3,149,109
Walt Disney Co.	222,710	11,643,279
Washington Post Co., Class B	564	204,749

		56,423,200

Multiline Retail (0.5%)
Big Lots, Inc.*	7,395	218,744
Dollar Tree, Inc.*	28,589	1,380,134
Family Dollar Stores, Inc.	12,040	798,252
J.C. Penney Co., Inc.	17,677	429,374
Kohl’s Corp.	26,780	1,371,672
Macy’s, Inc.	49,963	1,879,608
Nordstrom, Inc.	18,961	1,046,268
Target Corp.	81,286	5,159,222

		12,283,274

Specialty Retail (1.4%)
Abercrombie & Fitch Co., Class A	10,250	347,680
AutoNation, Inc.*	4,795	209,398
AutoZone, Inc.*	4,646	1,717,487
Bed Bath & Beyond, Inc.*	28,816	1,815,408
Best Buy Co., Inc.	33,015	567,528
CarMax, Inc.*	28,344	802,135
GameStop Corp., Class A	15,322	321,762
Gap, Inc.	37,012	1,324,289
Home Depot, Inc.	187,108	11,295,710
Limited Brands, Inc.	29,593	1,457,751
Lowe’s Cos., Inc.	141,571	4,281,107
O’Reilly Automotive, Inc.*	14,757	1,233,980
Ross Stores, Inc.	27,795	1,795,557
Staples, Inc.	84,874	977,749
Tiffany & Co.	14,776	914,339
TJX Cos., Inc.	91,367	4,092,328
Urban Outfitters, Inc.*	13,604	510,966

		33,665,174

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	35,398	1,982,996
Fossil, Inc.*	6,797	575,706
NIKE, Inc., Class B	45,632	4,330,933
Ralph Lauren Corp.	7,581	1,146,474
VF Corp.	10,913	1,739,096

		9,775,205

Total Consumer Discretionary		176,288,024

Consumer Staples (7.0%)
Beverages (1.6%)
Beam, Inc.	19,657	1,131,064
Brown-Forman Corp., Class B	18,798	1,226,570
Coca-Cola Co.	480,559	18,227,603
Coca-Cola Enterprises, Inc.	34,362	1,074,500
Constellation Brands, Inc., Class A*	18,272	591,099
Dr. Pepper Snapple Group, Inc.	26,135	1,163,792
Molson Coors Brewing Co., Class B	19,324	870,546
Monster Beverage Corp.*	19,052	1,031,856
PepsiCo, Inc.	193,168	13,670,499

		38,987,529

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	53,664	5,373,108
CVS Caremark Corp.	157,913	7,646,148
Kroger Co.	67,609	1,591,516
Safeway, Inc.	29,746	478,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	72,811	$2,276,800
Walgreen Co.	106,385	3,876,669
Wal-Mart Stores, Inc.	208,615	15,395,787
Whole Foods Market, Inc.	21,317	2,076,276

		38,714,917

Food Products (1.1%)
Archer-Daniels-Midland Co.	81,750	2,221,965
Campbell Soup Co.	22,358	778,506
ConAgra Foods, Inc.	50,404	1,390,646
Dean Foods Co.*	22,944	375,134
General Mills, Inc.	80,467	3,206,610
H.J. Heinz Co.	39,748	2,223,901
Hershey Co.	18,823	1,334,362
Hormel Foods Corp.	16,618	485,910
J.M. Smucker Co.	13,586	1,172,879
Kellogg Co.	30,638	1,582,759
Kraft Foods, Inc., Class A	220,274	9,108,330
McCormick & Co., Inc. (Non-Voting)	16,463	1,021,365
Mead Johnson Nutrition Co.	25,292	1,853,398
Tyson Foods, Inc., Class A	35,945	575,839

		27,331,604

Household Products (1.4%)
Clorox Co.	16,088	1,159,140
Colgate-Palmolive Co.	55,324	5,931,839
Kimberly-Clark Corp.	49,015	4,204,507
Procter & Gamble Co.	341,867	23,711,895

		35,007,381

Personal Products (0.1%)
Avon Products, Inc.	53,631	855,414
Estee Lauder Cos., Inc., Class A	29,798	1,834,663

		2,690,077

Tobacco (1.2%)
Altria Group, Inc.	252,320	8,424,965
Lorillard, Inc.	16,212	1,887,887
Philip Morris International, Inc.	209,236	18,818,686
Reynolds American, Inc.	40,708	1,764,285

		30,895,823

Total Consumer Staples		173,627,331

Energy (7.3%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	54,559	2,467,704
Cameron International Corp.*	30,569	1,714,004
Diamond Offshore Drilling, Inc.	8,629	567,874
Ensco plc, Class A	28,802	1,571,437
FMC Technologies, Inc.*	29,589	1,369,971
Halliburton Co.	115,155	3,879,572
Helmerich & Payne, Inc.	13,131	625,167
Nabors Industries Ltd.*	36,045	505,711
National Oilwell Varco, Inc.	52,929	4,240,142
Noble Corp.*	31,354	1,121,846
Rowan Cos., plc, Class A*	15,416	520,598
Schlumberger Ltd.	164,714	11,913,764

		30,497,790

Oil, Gas & Consumable Fuels (6.1%)
Alpha Natural Resources, Inc.*	26,904	176,759
Anadarko Petroleum Corp.	62,022	4,336,578
Apache Corp.	48,559	4,198,897
Cabot Oil & Gas Corp.	26,065	1,170,318
Chesapeake Energy Corp.	64,424	1,215,681
Chevron Corp.	243,545	28,387,605
ConocoPhillips	150,753	8,620,056
CONSOL Energy, Inc.	28,255	849,063
Denbury Resources, Inc.*	48,558	784,697
Devon Energy Corp.	46,694	2,824,987
EOG Resources, Inc.	33,516	3,755,468
EQT Corp.	18,569	1,095,571
Exxon Mobil Corp.	572,940	52,395,363
Hess Corp.	36,879	1,981,140
Kinder Morgan, Inc.	70,807	2,515,065
Marathon Oil Corp.	87,507	2,587,582
Marathon Petroleum Corp.	41,991	2,292,289
Murphy Oil Corp.	22,907	1,229,877
Newfield Exploration Co.*	16,755	524,767
Noble Energy, Inc.	22,073	2,046,388
Occidental Petroleum Corp.	100,533	8,651,870
Peabody Energy Corp.	33,301	742,279
Phillips 66	77,816	3,608,328
Pioneer Natural Resources Co.	15,272	1,594,397
QEP Resources, Inc.	22,066	698,610
Range Resources Corp.	20,168	1,409,138
Southwestern Energy Co.*	43,217	1,503,087
Spectra Energy Corp.	81,036	2,379,217
Sunoco, Inc.	12,955	606,683
Tesoro Corp.	17,352	727,049
Valero Energy Corp.	68,467	2,169,035
Williams Cos., Inc.	77,759	2,719,232
WPX Energy, Inc.*	24,706	409,872

		150,206,948

Total Energy		180,704,738

Financials (9.4%)
Capital Markets (1.2%)
Ameriprise Financial, Inc.	26,157	1,482,840
Bank of New York Mellon Corp.	146,626	3,316,680
BlackRock, Inc.	15,881	2,831,582
Charles Schwab Corp.	136,006	1,739,517
E*TRADE Financial Corp.*	31,874	280,810
Federated Investors, Inc., Class B	11,633	240,687
Franklin Resources, Inc.	17,153	2,145,326
Goldman Sachs Group, Inc.	55,936	6,358,805
Invesco Ltd.	55,263	1,381,022
Legg Mason, Inc.	14,921	368,250
Morgan Stanley	171,645	2,873,337
Northern Trust Corp.	27,168	1,261,003
State Street Corp.	59,468	2,495,277
T. Rowe Price Group, Inc.	31,507	1,994,393

		28,769,529

Commercial Banks (1.9%)
BB&T Corp.	86,778	2,877,558
Comerica, Inc.	24,009	745,479
Fifth Third Bancorp	114,059	1,769,055
First Horizon National Corp.	30,857	297,153
Huntington Bancshares, Inc./Ohio	106,550	735,195
KeyCorp	117,108	1,023,524
M&T Bank Corp.	14,939	1,421,595
PNC Financial Services Group, Inc.	65,711	4,146,364
Regions Financial Corp.	175,431	1,264,858
SunTrust Banks, Inc.	66,839	1,889,539
U.S. Bancorp	235,249	8,069,041
Wells Fargo & Co.	609,743	21,054,426
Zions Bancorp	22,858	472,132

		45,765,919

Consumer Finance (0.6%)
American Express Co.	122,419	6,960,744
Capital One Financial Corp.	72,115	4,111,276
Discover Financial Services	63,913	2,539,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	58,266	$915,942

		14,527,226

Diversified Financial Services (2.0%)
Bank of America Corp.	1,337,660	11,811,538
Citigroup, Inc.	363,987	11,909,655
CME Group, Inc.	37,971	2,175,738
IntercontinentalExchange, Inc.*	9,032	1,204,959
JPMorgan Chase & Co.	471,510	19,086,725
Leucadia National Corp.	24,591	559,445
Moody’s Corp.	24,006	1,060,345
NASDAQ OMX Group, Inc.	14,709	342,646
NYSE Euronext	30,536	752,712

		48,903,763

Insurance (2.4%)
ACE Ltd.	42,089	3,181,928
Aflac, Inc.	58,123	2,782,929
Allstate Corp.	60,178	2,383,651
American International Group, Inc.*	144,759	4,746,648
Aon plc	40,043	2,093,848
Assurant, Inc.	10,066	375,462
Berkshire Hathaway, Inc., Class B*	227,619	20,075,996
Chubb Corp.	32,998	2,517,087
Cincinnati Financial Corp.	18,156	687,931
Genworth Financial, Inc., Class A*	61,027	319,171
Hartford Financial Services Group, Inc.	54,167	1,053,006
Lincoln National Corp.	34,653	838,256
Loews Corp.	38,791	1,600,517
Marsh & McLennan Cos., Inc.	67,548	2,291,904
MetLife, Inc.	131,850	4,543,551
Principal Financial Group, Inc.	34,434	927,652
Progressive Corp.	69,563	1,442,737
Prudential Financial, Inc.	57,841	3,152,913
Torchmark Corp.	11,842	608,087
Travelers Cos., Inc.	47,832	3,265,012
Unum Group	34,774	668,356
XL Group plc	37,947	911,866

		60,468,508

Real Estate Investment Trusts (REITs) (1.3%)
American Tower Corp. (REIT)	49,049	3,501,608
Apartment Investment & Management Co. (REIT), Class A	18,066	469,535
AvalonBay Communities, Inc. (REIT)	12,029	1,635,824
Boston Properties, Inc. (REIT)	18,713	2,069,845
Equity Residential (REIT)	37,363	2,149,493
HCP, Inc. (REIT)	53,314	2,371,407
Health Care REIT, Inc. (REIT)	31,594	1,824,553
Host Hotels & Resorts, Inc. (REIT)	89,690	1,439,525
Kimco Realty Corp. (REIT)	50,513	1,023,899
Plum Creek Timber Co., Inc. (REIT)	20,049	878,948
Prologis, Inc. (REIT)	57,181	2,003,050
Public Storage (REIT)	17,888	2,489,473
Simon Property Group, Inc. (REIT)	37,650	5,715,647
Ventas, Inc. (REIT)	36,663	2,282,272
Vornado Realty Trust (REIT)	20,989	1,701,158
Weyerhaeuser Co. (REIT)	66,750	1,744,845

		33,301,082

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	37,482	690,044

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	59,003	469,664
People’s United Financial, Inc.	43,506	528,163

		997,827

Total Financials		233,423,898

Health Care (7.7%)
Biotechnology (1.0%)
Alexion Pharmaceuticals, Inc.*	23,963	2,741,367
Amgen, Inc.	95,670	8,066,895
Biogen Idec, Inc.*	29,330	4,376,916
Celgene Corp.*	53,550	4,091,220
Gilead Sciences, Inc.*	93,907	6,228,851

		25,505,249

Health Care Equipment & Supplies (1.1%)
Baxter International, Inc.	67,924	4,093,100
Becton, Dickinson and Co.	24,761	1,945,224
Boston Scientific Corp.*	176,132	1,010,998
C.R. Bard, Inc.	9,677	1,012,698
CareFusion Corp.*	27,484	780,271
Covidien plc	59,591	3,540,897
DENTSPLY International, Inc.	17,599	671,226
Edwards Lifesciences Corp.*	14,363	1,542,155
Intuitive Surgical, Inc.*	4,957	2,456,838
Medtronic, Inc.	126,623	5,459,984
St. Jude Medical, Inc.	38,971	1,641,848
Stryker Corp.	35,889	1,997,582
Varian Medical Systems, Inc.*	13,734	828,435
Zimmer Holdings, Inc.	21,684	1,466,272

		28,447,528

Health Care Providers & Services (1.2%)
Aetna, Inc.	41,483	1,642,727
AmerisourceBergen Corp.	31,234	1,209,068
Cardinal Health, Inc.	42,352	1,650,458
Cigna Corp.	35,793	1,688,356
Coventry Health Care, Inc.	16,615	692,679
DaVita, Inc.*	10,568	1,094,951
Express Scripts Holding Co.*	100,632	6,306,607
Humana, Inc.	20,060	1,407,209
Laboratory Corp. of America Holdings*	11,886	1,099,098
McKesson Corp.	29,294	2,520,163
Patterson Cos., Inc.	10,547	361,129
Quest Diagnostics, Inc.	19,705	1,249,888
Tenet Healthcare Corp.*	51,731	324,353
UnitedHealth Group, Inc.	128,182	7,102,565
WellPoint, Inc.	40,364	2,341,516

		30,690,767

Health Care Technology (0.1%)
Cerner Corp.*	18,060	1,398,024

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	43,250	1,662,963
Life Technologies Corp.*	21,735	1,062,407
PerkinElmer, Inc.	14,160	417,295
Thermo Fisher Scientific, Inc.	45,374	2,669,352
Waters Corp.*	10,890	907,464

		6,719,481

Pharmaceuticals (4.0%)
Abbott Laboratories	194,789	13,354,734
Allergan, Inc.	38,172	3,495,792
Bristol-Myers Squibb Co.	208,405	7,033,669
Eli Lilly and Co.	126,751	6,009,265
Forest Laboratories, Inc.*	29,022	1,033,473
Hospira, Inc.*	20,495	672,646
Johnson & Johnson	342,210	23,581,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	378,031	$17,049,198
Mylan, Inc.*	50,381	1,229,296
Perrigo Co.	10,910	1,267,415
Pfizer, Inc.	927,129	23,039,155
Watson Pharmaceuticals, Inc.*	15,844	1,349,275

		99,115,609

Total Health Care		191,876,658

Industrials (6.3%)
Aerospace & Defense (1.4%)
Boeing Co.	83,984	5,846,966
General Dynamics Corp.	41,161	2,721,565
Honeywell International, Inc.	96,886	5,788,939
L-3 Communications Holdings, Inc.	11,985	859,444
Lockheed Martin Corp.	33,422	3,120,946
Northrop Grumman Corp.	30,685	2,038,405
Precision Castparts Corp.	18,041	2,946,817
Raytheon Co.	41,211	2,355,621
Rockwell Collins, Inc.	17,645	946,478
Textron, Inc.	34,872	912,600
United Technologies Corp.	104,120	8,151,555

		35,689,336

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	20,062	1,174,630
Expeditors International of Washington, Inc.	26,134	950,233
FedEx Corp.	36,247	3,067,221
United Parcel Service, Inc., Class B	89,223	6,385,690

		11,577,774

Airlines (0.0%)
Southwest Airlines Co.	92,236	808,910

Building Products (0.0%)
Masco Corp.	44,326	667,106

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	12,595	400,773
Cintas Corp.	13,350	553,358
Iron Mountain, Inc.	18,749	639,528
Pitney Bowes, Inc.	24,906	344,201
R.R. Donnelley & Sons Co.	22,387	237,302
Republic Services, Inc.	37,179	1,022,794
Stericycle, Inc.*	10,632	962,409
Tyco International Ltd.	57,081	3,211,377
Waste Management, Inc.	54,087	1,735,111

		9,106,853

Construction & Engineering (0.1%)
Fluor Corp.	20,683	1,164,039
Jacobs Engineering Group, Inc.*	16,104	651,085
Quanta Services, Inc.*	26,454	653,414

		2,468,538

Electrical Equipment (0.3%)
Cooper Industries plc	19,844	1,489,491
Emerson Electric Co.	90,277	4,357,671
Rockwell Automation, Inc.	17,530	1,219,211
Roper Industries, Inc.	12,140	1,334,064

		8,400,437

Industrial Conglomerates (1.7%)
3M Co.	78,944	7,296,004
Danaher Corp.	72,500	3,998,375
General Electric Co.	1,310,587	29,763,431

		41,057,810

Machinery (1.2%)
Caterpillar, Inc.	81,085	6,976,553
Cummins, Inc.	21,980	2,026,776
Deere & Co.	48,615	4,010,251
Dover Corp.	22,691	1,349,888
Eaton Corp.	41,904	1,980,383
Flowserve Corp.	6,347	810,766
Illinois Tool Works, Inc.	53,536	3,183,786
Ingersoll-Rand plc	35,584	1,594,875
Joy Global, Inc.	13,142	736,740
PACCAR, Inc.	43,878	1,756,217
Pall Corp.	14,424	915,780
Parker Hannifin Corp.	18,550	1,550,409
Pentair Ltd. (Registered)	12,305	544,496
Snap-on, Inc.	7,219	518,830
Stanley Black & Decker, Inc.	20,842	1,589,202
Xylem, Inc.	23,037	579,381

		30,124,333

Professional Services (0.1%)
Dun & Bradstreet Corp.	5,571	443,563
Equifax, Inc.	14,878	693,017
Robert Half International, Inc.	17,648	469,966

		1,606,546

Road & Rail (0.5%)
CSX Corp.	129,087	2,678,555
Norfolk Southern Corp.	39,660	2,523,566
Ryder System, Inc.	6,377	249,086
Union Pacific Corp.	58,785	6,977,779

		12,428,986

Trading Companies & Distributors (0.1%)
Fastenal Co.	33,452	1,438,101
W.W. Grainger, Inc.	7,440	1,550,273

		2,988,374

Total Industrials		156,925,003

Information Technology (13.0%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	656,615	12,534,780
F5 Networks, Inc.*	9,809	1,027,002
Harris Corp.	14,056	719,948
JDS Uniphase Corp.*	28,788	356,540
Juniper Networks, Inc.*	65,363	1,118,361
Motorola Solutions, Inc.	35,538	1,796,446
QUALCOMM, Inc.	211,424	13,211,886

		30,764,963

Computers & Peripherals (3.9%)
Apple, Inc.	116,353	77,637,703
Dell, Inc.	180,858	1,783,260
EMC Corp.*	260,498	7,103,780
Hewlett-Packard Co.	244,045	4,163,408
NetApp, Inc.*	45,096	1,482,756
SanDisk Corp.*	29,982	1,302,118
Seagate Technology plc	43,887	1,360,497
Western Digital Corp.	27,623	1,069,839

		95,903,361

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	19,972	1,175,951
Corning, Inc.	184,823	2,430,423
FLIR Systems, Inc.	18,836	376,249
Jabil Circuit, Inc.	23,211	434,510
Molex, Inc.	17,092	449,178
TE Connectivity Ltd.	53,101	1,805,965

		6,672,276

Internet Software & Services (1.4%)
Akamai Technologies, Inc.*	22,029	842,829
eBay, Inc.*	143,958	6,969,007

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class A*	32,880	$24,807,960
VeriSign, Inc.*	19,400	944,586
Yahoo!, Inc.*	129,395	2,067,085

		35,631,467

IT Services (2.5%)
Accenture plc, Class A	78,793	5,517,874
Automatic Data Processing, Inc.	60,138	3,527,695
Cognizant Technology Solutions Corp., Class A*	37,059	2,591,165
Computer Sciences Corp.	19,281	621,041
Fidelity National Information Services, Inc.	31,083	970,411
Fiserv, Inc.*	16,840	1,246,665
International Business Machines Corp.	133,333	27,659,931
Mastercard, Inc., Class A	13,322	6,014,617
Paychex, Inc.	40,074	1,334,063
SAIC, Inc.	35,218	424,025
Teradata Corp.*	20,927	1,578,105
Total System Services, Inc.	20,077	475,825
Visa, Inc., Class A	64,875	8,711,415
Western Union Co.	74,772	1,362,346

		62,035,178

Office Electronics (0.1%)
Xerox Corp.	162,258	1,190,974

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	74,657	251,594
Altera Corp.	39,710	1,349,544
Analog Devices, Inc.	37,101	1,453,988
Applied Materials, Inc.	153,604	1,714,989
Broadcom Corp., Class A*	63,834	2,207,380
First Solar, Inc.*	7,450	164,980
Intel Corp.	620,984	14,083,917
KLA-Tencor Corp.	20,669	986,015
Lam Research Corp.*	22,630	719,295
Linear Technology Corp.	28,582	910,337
LSI Corp.*	69,463	479,989
Microchip Technology, Inc.	24,042	787,135
Micron Technology, Inc.*	126,302	755,917
NVIDIA Corp.*	76,893	1,025,753
Teradyne, Inc.*	23,286	331,127
Texas Instruments, Inc.	141,222	3,890,666
Xilinx, Inc.	32,542	1,087,228

		32,199,854

Software (2.3%)
Adobe Systems, Inc.*	61,039	1,981,326
Autodesk, Inc.*	28,101	937,730
BMC Software, Inc.*	18,211	755,575
CA, Inc.	42,501	1,095,038
Citrix Systems, Inc.*	23,207	1,776,960
Electronic Arts, Inc.*	39,522	501,534
Intuit, Inc.	34,264	2,017,464
Microsoft Corp.	936,509	27,889,238
Oracle Corp.	472,702	14,885,386
Red Hat, Inc.*	23,959	1,364,226
Salesforce.com, Inc.*	15,873	2,423,648
Symantec Corp.*	87,254	1,570,572

		57,198,697

Total Information Technology		321,596,770

Materials (2.2%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	26,278	2,173,191
Airgas, Inc.	8,607	708,356
CF Industries Holdings, Inc.	7,782	1,729,472
Dow Chemical Co.	148,712	4,306,699
E.I. du Pont de Nemours & Co.	115,480	5,805,180
Eastman Chemical Co.	18,981	1,082,107
Ecolab, Inc.	32,677	2,117,796
FMC Corp.	17,045	943,952
International Flavors & Fragrances, Inc.	10,113	602,533
LyondellBasell Industries N.V., Class A	42,106	2,175,196
Monsanto Co.	66,151	6,021,064
Mosaic Co.	34,327	1,977,578
PPG Industries, Inc.	18,952	2,176,448
Praxair, Inc.	37,010	3,844,599
Sherwin-Williams Co.	10,572	1,574,276
Sigma-Aldrich Corp.	14,989	1,078,758

		38,317,205

Construction Materials (0.0%)
Vulcan Materials Co.	16,061	759,685

Containers & Packaging (0.1%)
Ball Corp.	19,156	810,490
Bemis Co., Inc.	12,820	403,446
Owens-Illinois, Inc.*	20,490	384,393
Sealed Air Corp.	21,692	335,358

		1,933,687

Metals & Mining (0.5%)
Alcoa, Inc.	132,428	1,171,988
Allegheny Technologies, Inc.	13,303	424,366
Cliffs Natural Resources, Inc.	17,687	692,092
Freeport-McMoRan Copper & Gold, Inc.	117,823	4,663,434
Newmont Mining Corp.	61,585	3,449,376
Nucor Corp.	39,404	1,507,597
Titanium Metals Corp.	9,129	117,125
United States Steel Corp.	17,909	341,525

		12,367,503

Paper & Forest Products (0.1%)
International Paper Co.	54,284	1,971,595
MeadWestvaco Corp.	21,550	659,430

		2,631,025

Total Materials		56,009,105

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	716,061	26,995,500
CenturyLink, Inc.	77,285	3,122,314
Frontier Communications Corp.	123,945	607,331
Verizon Communications, Inc.	353,609	16,113,962
Windstream Corp.	72,986	737,888

		47,576,995

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	36,373	2,331,509
MetroPCS Communications, Inc.*	39,247	459,583
Sprint Nextel Corp.*	372,418	2,055,747

		4,846,839

Total Telecommunication Services		52,423,834

Utilities (2.3%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.	60,188	2,644,661
Duke Energy Corp.	87,398	5,663,390
Edison International	40,441	1,847,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	22,010	$1,525,293
Exelon Corp.	105,948	3,769,630
FirstEnergy Corp.	51,910	2,289,231
NextEra Energy, Inc.	52,474	3,690,497
Northeast Utilities	38,951	1,489,097
Pepco Holdings, Inc.	28,411	536,968
Pinnacle West Capital Corp.	13,597	717,922
PPL Corp.	72,083	2,094,011
Southern Co.	108,582	5,004,544
Xcel Energy, Inc.	60,517	1,676,926

		32,949,919

Gas Utilities (0.1%)
AGL Resources, Inc.	14,587	596,754
ONEOK, Inc.	25,423	1,228,185

		1,824,939

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	77,063	845,381
NRG Energy, Inc.	28,282	604,952

		1,450,333

Multi-Utilities (0.8%)
Ameren Corp.	30,117	983,922
CenterPoint Energy, Inc.	53,049	1,129,944
CMS Energy Corp.	32,892	774,607
Consolidated Edison, Inc.	36,355	2,177,301
Dominion Resources, Inc.	71,166	3,767,528
DTE Energy Co.	21,319	1,277,861
Integrys Energy Group, Inc.	9,671	504,826
NiSource, Inc.	35,364	901,075
PG&E Corp.	52,934	2,258,694
Public Service Enterprise Group, Inc.	62,799	2,020,872
SCANA Corp.	16,298	786,704
Sempra Energy	27,901	1,799,335
TECO Energy, Inc.	25,272	448,325
Wisconsin Energy Corp.	28,604	1,077,513

		19,908,507

Total Utilities		56,133,698

Total Investments (64.4%) (Cost $1,345,525,331)		1,599,009,059
Other Assets Less Liabilities (35.6%)		883,011,601

Net Assets (100%)		$2,482,020,660

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	12,276	December-12	$876,812,143	$880,311,960	$3,499,817

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$176,288,024	$—	$—	$176,288,024
Consumer Staples	173,627,331	—	—	173,627,331
Energy	180,704,738	—	—	180,704,738
Financials	233,423,898	—	—	233,423,898
Health Care	191,876,658	—	—	191,876,658
Industrials	156,925,003	—	—	156,925,003
Information Technology	321,596,770	—	—	321,596,770
Materials	56,009,105	—	—	56,009,105
Telecommunication Services	52,423,834	—	—	52,423,834
Utilities	56,133,698	—	—	56,133,698
Futures	3,499,817	—	—	3,499,817

Total Assets	$1,602,508,876	$—	$—	$1,602,508,876

Total Liabilities	$—	$—	$—	$—

Total	$1,602,508,876	$—	$—	$1,602,508,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	2,596	343
Purchases	—	—
Sales	(2,596)	(343)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$194,091,316
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$33,759,626

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$298,949,743
Aggregate gross unrealized depreciation	(45,631,772)

Net unrealized appreciation	$253,317,971

Federal income tax cost of investments	$1,345,691,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.1%)
Gentex Corp.	13,829	$235,231

Automobiles (0.1%)
Thor Industries, Inc.	4,200	152,544

Distributors (0.3%)
LKQ Corp.*	28,342	524,327

Diversified Consumer Services (0.5%)
DeVry, Inc.	5,506	125,316
ITT Educational Services, Inc.*	1,507	48,571
Matthews International Corp., Class A	2,674	79,739
Regis Corp.	5,511	101,292
Service Corp. International	20,605	277,343
Sotheby’s, Inc.	6,482	204,183
Strayer Education, Inc.	1,140	73,359

		909,803

Hotels, Restaurants & Leisure (1.0%)
Bally Technologies, Inc.*	3,975	196,325
Bob Evans Farms, Inc.	2,698	105,573
Brinker International, Inc.	7,086	250,136
Cheesecake Factory, Inc.	4,791	171,278
International Speedway Corp., Class A	2,460	69,790
Life Time Fitness, Inc.*	3,839	175,596
Panera Bread Co., Class A*	2,697	460,890
Scientific Games Corp., Class A*	5,525	45,692
Wendy’s Co.	27,026	122,968
WMS Industries, Inc.*	5,228	85,635

		1,683,883

Household Durables (1.4%)
Jarden Corp.	7,191	379,972
KB Home	7,319	105,028
M.D.C. Holdings, Inc.	3,673	141,447
Mohawk Industries, Inc.*	5,544	443,631
NVR, Inc.*	463	391,004
Tempur-Pedic International, Inc.*	5,696	170,253
Toll Brothers, Inc.*	14,320	475,854
Tupperware Brands Corp.	5,329	285,581

		2,392,770

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,578	175,501

Leisure Equipment & Products (0.3%)
Polaris Industries, Inc.	6,099	493,226

Media (0.8%)
AMC Networks, Inc., Class A*	5,492	239,012
Cinemark Holdings, Inc.	9,780	219,365
DreamWorks Animation SKG, Inc., Class A*	6,855	131,822
John Wiley & Sons, Inc., Class A	4,480	205,856
Lamar Advertising Co., Class A*	5,284	195,825
Meredith Corp.	3,461	121,135
New York Times Co., Class A*	11,630	113,509
Scholastic Corp.	2,504	79,577
Valassis Communications, Inc.*	3,823	94,390

		1,400,491

Multiline Retail (0.1%)
Saks, Inc.*	9,833	101,378

Specialty Retail (3.3%)
Aaron’s, Inc.	6,762	188,051
Advance Auto Parts, Inc.	7,014	480,038
Aeropostale, Inc.*	7,773	105,169
American Eagle Outfitters, Inc.	17,136	361,227
ANN, Inc.*	4,540	171,294
Ascena Retail Group, Inc.*	11,807	253,260
Barnes & Noble, Inc.*	3,654	46,698
Chico’s FAS, Inc.	15,893	287,822
Collective Brands, Inc.*	5,878	127,611
Dick’s Sporting Goods, Inc.	9,291	481,738
Foot Locker, Inc.	14,446	512,833
Guess?, Inc.	5,883	149,546
Office Depot, Inc.*	27,275	69,824
PetSmart, Inc.	10,349	713,874
Rent-A-Center, Inc.	5,639	197,816
Signet Jewelers Ltd.	7,748	377,793
Tractor Supply Co.	6,787	671,167
Williams-Sonoma, Inc.	8,297	364,819

		5,560,580

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.*	4,868	262,093
Deckers Outdoor Corp.*	3,556	130,292
Hanesbrands, Inc.*	9,336	297,632
PVH Corp.	6,749	632,516
Under Armour, Inc., Class A*	7,395	412,863
Warnaco Group, Inc.*	3,913	203,085

		1,938,481

Total Consumer Discretionary		15,568,215

Consumer Staples (2.1%)
Food & Staples Retailing (0.1%)
Harris Teeter Supermarkets, Inc.	4,715	183,131
SUPERVALU, Inc.	20,230	48,754

		231,885

Food Products (1.2%)
Flowers Foods, Inc.	11,012	222,222
Green Mountain Coffee Roasters, Inc.*	12,361	293,574
Hillshire Brands Co.	11,353	304,033
Ingredion, Inc.	7,288	402,006
Lancaster Colony Corp.	1,860	136,245
Post Holdings, Inc.*	3,111	93,517
Ralcorp Holdings, Inc.*	5,264	384,272
Smithfield Foods, Inc.*	12,894	253,367
Tootsie Roll Industries, Inc.	1,989	53,663

		2,142,899

Household Products (0.7%)
Church & Dwight Co., Inc.	13,317	718,985
Energizer Holdings, Inc.	6,168	460,195

		1,179,180

Tobacco (0.1%)
Universal Corp.	2,235	113,806

Total Consumer Staples		3,667,770

Energy (3.8%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	5,440	247,248
CARBO Ceramics, Inc.	1,890	118,919
Dresser-Rand Group, Inc.*	7,238	398,886
Dril-Quip, Inc.*	3,480	250,142
Helix Energy Solutions Group, Inc.*	9,387	171,500
Oceaneering International, Inc.	10,322	570,290
Oil States International, Inc.*	5,236	416,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc.	14,547	$230,424
Superior Energy Services, Inc.*	15,032	308,457
Tidewater, Inc.	4,777	231,828
Unit Corp.*	4,137	171,686

		3,115,433

Oil, Gas & Consumable Fuels (2.0%)
Arch Coal, Inc.	20,304	128,524
Bill Barrett Corp.*	4,609	114,165
Cimarex Energy Co.	8,225	481,574
Energen Corp.	6,900	361,629
Forest Oil Corp.*	11,308	95,553
HollyFrontier Corp.	19,484	804,105
Northern Oil and Gas, Inc.*	5,687	96,622
Plains Exploration & Production Co.*	12,340	462,380
Quicksilver Resources, Inc.*	11,421	46,712
Rosetta Resources, Inc.*	5,059	242,326
SM Energy Co.	6,232	337,213
World Fuel Services Corp.	6,893	245,460

		3,416,263

Total Energy		6,531,696

Financials (14.3%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	4,912	604,176
Apollo Investment Corp.	19,407	152,733
Eaton Vance Corp.	11,026	319,313
Greenhill & Co., Inc.	2,569	132,946
Janus Capital Group, Inc.	17,910	169,071
Jefferies Group, Inc.	12,286	168,195
Raymond James Financial, Inc.	10,694	391,935
SEI Investments Co.	12,972	278,249
Waddell & Reed Financial, Inc., Class A	8,221	269,402

		2,486,020

Commercial Banks (2.6%)
Associated Banc-Corp.	16,427	216,344
BancorpSouth, Inc.	7,949	117,168
Bank of Hawaii Corp.	4,321	197,124
Cathay General Bancorp.	7,032	121,372
City National Corp./California	4,509	232,259
Commerce Bancshares, Inc./Missouri	7,137	287,835
Cullen/Frost Bankers, Inc.	5,874	337,344
East West Bancorp, Inc.	13,601	287,253
First Niagara Financial Group, Inc.	33,732	272,892
FirstMerit Corp.	10,488	154,488
Fulton Financial Corp.	19,168	188,996
Hancock Holding Co.	8,110	251,004
International Bancshares Corp.	5,209	99,231
Prosperity Bancshares, Inc.	4,182	178,237
Signature Bank/New York*	4,483	300,720
SVB Financial Group*	4,248	256,834
Synovus Financial Corp.	70,025	165,959
TCF Financial Corp.	15,586	186,097
Trustmark Corp.	6,196	150,811
Valley National Bancorp	18,886	189,238
Webster Financial Corp.	6,915	163,886
Westamerica Bancorp	2,645	124,447

		4,479,539

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	8,348	245,598
MSCI, Inc.*	11,651	416,989

		662,587

Insurance (3.0%)
Alleghany Corp.*	1,620	558,803
American Financial Group, Inc./Ohio	7,542	285,842
Arthur J. Gallagher & Co.	11,572	414,509
Aspen Insurance Holdings Ltd.	6,826	208,125
Brown & Brown, Inc.	11,239	293,001
Everest Reinsurance Group Ltd.	4,962	530,735
Fidelity National Financial, Inc., Class A	20,189	431,843
First American Financial Corp.	10,174	220,471
Hanover Insurance Group, Inc.	4,295	160,032
HCC Insurance Holdings, Inc.	9,635	326,530
Kemper Corp.	5,219	160,275
Mercury General Corp.	3,235	125,033
Old Republic International Corp.	23,135	215,155
Protective Life Corp.	7,689	201,529
Reinsurance Group of America, Inc.	7,051	408,041
StanCorp Financial Group, Inc.	4,235	132,301
W. R. Berkley Corp.	10,644	399,044

		5,071,269

Real Estate Investment Trusts (REITs) (6.1%)
Alexandria Real Estate Equities, Inc. (REIT)	6,005	441,488
American Campus Communities, Inc. (REIT)	8,799	386,100
BioMed Realty Trust, Inc. (REIT)	14,749	276,101
BRE Properties, Inc. (REIT)	7,346	344,454
Camden Property Trust (REIT)	7,996	515,662
Corporate Office Properties Trust/Maryland (REIT)	6,875	164,794
Duke Realty Corp. (REIT)	25,798	379,231
Equity One, Inc. (REIT)	5,887	123,980
Essex Property Trust, Inc. (REIT)	3,483	516,320
Federal Realty Investment Trust (REIT)	6,133	645,805
Highwoods Properties, Inc. (REIT)	6,896	224,947
Home Properties, Inc. (REIT)	4,773	292,442
Hospitality Properties Trust (REIT)	11,820	281,080
Liberty Property Trust (REIT)	11,244	407,483
Macerich Co. (REIT)	12,734	728,767
Mack-Cali Realty Corp. (REIT)	7,999	212,773
National Retail Properties, Inc. (REIT)	10,349	315,644
Omega Healthcare Investors, Inc. (REIT)	10,395	236,278
Potlatch Corp. (REIT)	3,859	144,211
Rayonier, Inc. (REIT)	11,744	575,573
Realty Income Corp. (REIT)	12,765	521,961
Regency Centers Corp. (REIT)	8,603	419,224
Senior Housing Properties Trust (REIT)	16,881	367,668
SL Green Realty Corp. (REIT)	8,624	690,524
Taubman Centers, Inc. (REIT)	5,578	428,000
UDR, Inc. (REIT)	23,934	594,042
Weingarten Realty Investors (REIT)	10,689	300,468

		10,535,020

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.*	4,056	119,774
Jones Lang LaSalle, Inc.	4,213	321,662

		441,436

Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	7,862	77,677
New York Community Bancorp, Inc.	42,005	594,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	10,205	$170,219

		842,687

Total Financials		24,518,558

Health Care (6.7%)
Biotechnology (1.5%)
Regeneron Pharmaceuticals, Inc.*	7,170	1,094,572
United Therapeutics Corp.*	4,610	257,607
Vertex Pharmaceuticals, Inc.*	20,644	1,155,032

		2,507,211

Health Care Equipment & Supplies (1.7%)
Cooper Cos., Inc.	4,581	432,721
Hill-Rom Holdings, Inc.	5,947	172,820
Hologic, Inc.*	25,320	512,477
IDEXX Laboratories, Inc.*	5,265	523,078
Masimo Corp.*	4,997	120,827
ResMed, Inc.	13,587	549,866
STERIS Corp.	5,557	197,107
Teleflex, Inc.	3,909	269,095
Thoratec Corp.*	5,627	194,694

		2,972,685

Health Care Providers & Services (2.3%)
AMERIGROUP Corp.*	4,667	426,704
Community Health Systems, Inc.*	8,701	253,547
Health Management Associates, Inc., Class A*	24,522	205,740
Health Net, Inc.*	7,818	175,983
Henry Schein, Inc.*	8,475	671,813
HMS Holdings Corp.*	8,259	276,098
LifePoint Hospitals, Inc.*	4,676	200,039
MEDNAX, Inc.*	4,756	354,084
Omnicare, Inc.	10,685	362,970
Owens & Minor, Inc.	6,074	181,491
Universal Health Services, Inc., Class B	8,446	386,236
VCA Antech, Inc.*	8,395	165,633
WellCare Health Plans, Inc.*	4,122	233,099

		3,893,437

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	16,385	203,666

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	1,922	205,116
Charles River Laboratories International, Inc.*	4,675	185,130
Covance, Inc.*	5,263	245,729
Mettler-Toledo International, Inc.*	2,971	507,269
Techne Corp.	3,319	238,769

		1,382,013

Pharmaceuticals (0.3%)
Endo Health Solutions, Inc.*	11,182	354,693
Medicis Pharmaceutical Corp., Class A	5,716	247,331

		602,024

Total Health Care		11,561,036

Industrials (10.2%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc.	3,134	157,045
B/E Aerospace, Inc.*	9,945	418,684
Esterline Technologies Corp.*	2,952	165,725
Exelis, Inc.	17,870	184,776
Huntington Ingalls Industries, Inc.*	4,736	199,149
Triumph Group, Inc.	4,776	298,643

		1,424,022

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	9,924	133,676

Airlines (0.2%)
Alaska Air Group, Inc.*	6,754	236,795
JetBlue Airways Corp.*	21,650	103,704

		340,499

Building Products (0.4%)
Fortune Brands Home & Security, Inc.*	15,372	415,198
Lennox International, Inc.	4,452	215,299

		630,497

Commercial Services & Supplies (1.1%)
Brink’s Co.	4,566	117,301
Clean Harbors, Inc.*	4,542	221,877
Copart, Inc.*	10,340	286,728
Corrections Corp. of America	9,570	320,116
Deluxe Corp.	4,834	147,727
Herman Miller, Inc.	5,589	108,650
HNI Corp.	4,317	110,127
Mine Safety Appliances Co.	2,970	110,692
Rollins, Inc.	6,287	147,053
Waste Connections, Inc.	11,785	356,496

		1,926,767

Construction & Engineering (0.7%)
AECOM Technology Corp.*	10,816	228,867
Granite Construction, Inc.	3,406	97,820
KBR, Inc.	14,104	420,581
Shaw Group, Inc.*	6,313	275,373
URS Corp.	7,352	259,599

		1,282,240

Electrical Equipment (1.1%)
Acuity Brands, Inc.	4,051	256,388
AMETEK, Inc.	23,201	822,476
General Cable Corp.*	4,761	139,878
Hubbell, Inc., Class B	5,116	413,066
Regal-Beloit Corp.	3,986	280,933

		1,912,741

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	5,987	310,845

Machinery (3.3%)
AGCO Corp.*	9,300	441,564
CLARCOR, Inc.	4,798	214,135
Crane Co.	4,621	184,516
Donaldson Co., Inc.	13,120	455,395
Gardner Denver, Inc.	4,693	283,504
Graco, Inc.	5,789	291,071
Harsco Corp.	7,724	158,574
IDEX Corp.	7,967	332,782
ITT Corp.	8,839	178,106
Kennametal, Inc.	7,663	284,144
Lincoln Electric Holdings, Inc.	7,993	312,127
Nordson Corp.	5,396	316,313
Oshkosh Corp.*	8,767	240,479
SPX Corp.	4,853	317,435
Terex Corp.*	10,570	238,671
Timken Co.	7,741	287,655
Trinity Industries, Inc.	7,573	226,963
Valmont Industries, Inc.	2,240	294,560
Wabtec Corp.	4,576	367,407
Woodward, Inc.	5,785	196,574

		5,621,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.2%)
Kirby Corp.*	5,344	$295,416
Matson, Inc.	4,056	84,811

		380,227

Professional Services (0.5%)
Corporate Executive Board Co.	3,208	172,045
FTI Consulting, Inc.*	4,026	107,414
Korn/Ferry International*	4,606	70,610
Manpower, Inc.	7,601	279,717
Towers Watson & Co., Class A	5,472	290,289

		920,075

Road & Rail (1.0%)
Con-way, Inc.	5,351	146,457
J.B. Hunt Transport Services, Inc.	8,658	450,562
Kansas City Southern	10,524	797,509
Landstar System, Inc.	4,462	210,963
Werner Enterprises, Inc.	4,273	91,314

		1,696,805

Trading Companies & Distributors (0.6%)
GATX Corp.	4,486	190,386
MSC Industrial Direct Co., Inc., Class A	4,441	299,590
United Rentals, Inc.*	8,867	290,040
Watsco, Inc.	2,836	214,940

		994,956

Total Industrials		17,575,325

Information Technology (10.2%)
Communications Equipment (0.7%)
ADTRAN, Inc.	6,054	104,613
Ciena Corp.*	9,585	130,356
InterDigital, Inc.	4,068	151,655
Plantronics, Inc.	4,035	142,556
Polycom, Inc.*	16,941	167,208
Riverbed Technology, Inc.*	14,780	343,931
Tellabs, Inc.	33,170	117,422

		1,157,741

Computers & Peripherals (0.5%)
Diebold, Inc.	6,047	203,844
Lexmark International, Inc., Class A	6,710	149,298
NCR Corp.*	15,219	354,755
QLogic Corp.*	9,057	103,431

		811,328

Electronic Equipment, Instruments & Components (1.3%)
Arrow Electronics, Inc.*	10,422	351,326
Avnet, Inc.*	13,537	393,791
Ingram Micro, Inc., Class A*	14,388	219,129
Itron, Inc.*	3,793	163,668
National Instruments Corp.	9,000	226,530
Tech Data Corp.*	3,622	164,077
Trimble Navigation Ltd.*	12,024	573,064
Vishay Intertechnology, Inc.*	12,657	124,418

		2,216,003

Internet Software & Services (1.2%)
AOL, Inc.*	8,594	302,767
Equinix, Inc.*	4,610	949,890
Monster Worldwide, Inc.*	11,375	83,379
Rackspace Hosting, Inc.*	10,377	685,816
ValueClick, Inc.*	6,782	116,582

		2,138,434

IT Services (2.2%)
Acxiom Corp.*	7,205	131,635
Alliance Data Systems Corp.*	4,779	678,379
Broadridge Financial Solutions, Inc.	11,948	278,747
Convergys Corp.	10,788	169,048
CoreLogic, Inc.*	10,091	267,714
DST Systems, Inc.	2,942	166,400
Gartner, Inc.*	8,937	411,906
Global Payments, Inc.	7,547	315,691
Jack Henry & Associates, Inc.	8,255	312,865
Lender Processing Services, Inc.	8,102	225,965
ManTech International Corp., Class A	2,261	54,264
NeuStar, Inc., Class A*	6,349	254,150
VeriFone Systems, Inc.*	10,313	287,217
Wright Express Corp.*	3,699	257,894

		3,811,875

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	4,942	185,523

Semiconductors & Semiconductor Equipment (1.2%)
Atmel Corp.*	42,120	221,551
Cree, Inc.*	11,092	283,179
Cypress Semiconductor Corp.*	13,114	140,582
Fairchild Semiconductor International, Inc.*	12,100	158,752
Integrated Device Technology, Inc.*	13,722	80,685
International Rectifier Corp.*	6,631	110,671
Intersil Corp., Class A	12,229	107,004
MEMC Electronic Materials, Inc.*	22,233	61,141
RF Micro Devices, Inc.*	26,441	104,442
Semtech Corp.*	6,307	158,621
Silicon Laboratories, Inc.*	3,689	135,608
Skyworks Solutions, Inc.*	18,255	430,179

		1,992,415

Software (3.0%)
ACI Worldwide, Inc.*	3,771	159,362
Advent Software, Inc.*	3,046	74,840
ANSYS, Inc.*	8,839	648,783
Cadence Design Systems, Inc.*	26,296	338,298
Compuware Corp.*	20,670	204,840
Concur Technologies, Inc.*	4,320	318,514
FactSet Research Systems, Inc.	3,919	377,870
Fair Isaac Corp.	3,254	144,022
Informatica Corp.*	10,382	361,397
Mentor Graphics Corp.*	8,940	138,391
MICROS Systems, Inc.*	7,673	376,898
Parametric Technology Corp.*	11,371	247,888
Quest Software, Inc.*	5,375	150,500
Rovi Corp.*	10,466	151,862
SolarWinds, Inc.*	5,820	324,407
Solera Holdings, Inc.	6,690	293,490
Synopsys, Inc.*	14,265	471,030
TIBCO Software, Inc.*	14,746	445,771

		5,228,163

Total Information Technology		17,541,482

Materials (4.5%)
Chemicals (1.9%)
Albemarle Corp.	8,561	450,994
Ashland, Inc.	6,994	500,770
Cabot Corp.	5,705	208,632
Cytec Industries, Inc.	4,406	288,681
Intrepid Potash, Inc.*	5,109	109,741
Minerals Technologies, Inc.	1,694	120,155
NewMarket Corp.	1,026	252,888
Olin Corp.	7,668	166,626
RPM International, Inc.	12,617	360,089
Scotts Miracle-Gro Co., Class A	3,697	160,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	4,763	$175,088
Valspar Corp.	8,085	453,569

		3,247,942

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	4,385	363,385

Containers & Packaging (1.0%)
AptarGroup, Inc.	6,370	329,393
Greif, Inc., Class A	2,903	128,254
Packaging Corp. of America	9,388	340,784
Rock-Tenn Co., Class A	6,770	488,658
Silgan Holdings, Inc.	4,713	205,063
Sonoco Products Co.	9,627	298,341

		1,790,493

Metals & Mining (1.1%)
Carpenter Technology Corp.	4,226	221,104
Commercial Metals Co.	11,117	146,744
Compass Minerals International, Inc.	3,167	236,227
Reliance Steel & Aluminum Co.	7,201	376,972
Royal Gold, Inc.	5,638	563,011
Steel Dynamics, Inc.	20,965	235,437
Worthington Industries, Inc.	4,998	108,257

		1,887,752

Paper & Forest Products (0.3%)
Domtar Corp.	3,430	268,535
Louisiana-Pacific Corp.*	13,170	164,625

		433,160

Total Materials		7,722,732

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	14,449	376,686

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	9,664	247,495

Total Telecommunication Services		624,181

Utilities (3.3%)
Electric Utilities (1.4%)
Cleco Corp.	5,808	243,820
Great Plains Energy, Inc.	14,647	326,042
Hawaiian Electric Industries, Inc.	9,286	244,314
IDACORP, Inc.	4,798	207,609
NV Energy, Inc.	22,575	406,576
OGE Energy Corp.	9,437	523,376
PNM Resources, Inc.	7,627	160,396
Westar Energy, Inc.	12,083	358,382

		2,470,515

Gas Utilities (1.0%)
Atmos Energy Corp.	8,626	308,725
National Fuel Gas Co.	7,969	430,645
Questar Corp.	16,833	342,215
UGI Corp.	10,758	341,566
WGL Holdings, Inc.	4,933	198,553

		1,621,704

Multi-Utilities (0.7%)
Alliant Energy Corp.	10,616	460,628
Black Hills Corp.	4,227	150,354
MDU Resources Group, Inc.	18,063	398,109
Vectren Corp.	7,849	224,482

		1,233,573

Water Utilities (0.2%)
Aqua America, Inc.	13,367	330,967

Total Utilities		5,656,759

Total Investments (64.6%)
(Cost $96,415,621)		110,967,754
Other Assets Less Liabilities (35.4%)		60,760,724

Net Assets (100%)		$171,728,478

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	616	December-12	$61,569,610	$60,768,400	$(801,210)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,568,215	$—	$—	$15,568,215
Consumer Staples	3,667,770	—	—	3,667,770
Energy	6,531,696	—	—	6,531,696
Financials	24,518,558	—	—	24,518,558
Health Care	11,561,036	—	—	11,561,036
Industrials	17,575,325	—	—	17,575,325
Information Technology	17,390,982	—	150,500	17,541,482
Materials	7,722,732	—	—	7,722,732
Telecommunication Services	624,181	—	—	624,181
Utilities	5,656,759	—	—	5,656,759

Total Assets	$110,817,254	$—	$150,500	$110,967,754

Liabilities:
Futures	$(801,210)	$—	$—	$(801,210)

Total Liabilities	$(801,210)	$—	$—	$(801,210)

Total	$110,016,044	$—	$150,500	$110,166,544

(a)	A Security with a market value of $104,613 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks – Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	51,834
Purchases	—
Sales	(11,260)
Issuances	—
Settlements	—
Transfers into Level 3	109,926
Transfers out of Level 3	—
Balance as of 9/30/12	$150,500

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$50,209

Investment security transactions for the nine months ended ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,639,718
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$18,799,032

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,235,020
Aggregate gross unrealized depreciation	(6,672,783)

Net unrealized appreciation	$14,562,237

Federal income tax cost of investments	$96,405,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	24,982	$281,547
Cooper Tire & Rubber Co.	23,051	442,118
Dana Holding Corp.	54,689	672,675
Dorman Products, Inc.*	9,264	291,909
Drew Industries, Inc.*	7,135	215,548
Exide Technologies, Inc.*	29,989	92,966
Federal-Mogul Corp.*	6,942	63,519
Fuel Systems Solutions, Inc.*	5,615	96,522
Gentherm, Inc.*	11,080	137,835
Modine Manufacturing Co.*	17,520	129,298
Shiloh Industries, Inc.	2,369	26,580
Spartan Motors, Inc.	13,312	66,560
Standard Motor Products, Inc.	7,408	136,455
Stoneridge, Inc.*	10,539	52,379
Superior Industries International, Inc.	8,753	149,589
Tenneco, Inc.*	22,404	627,312
Tower International, Inc.*	2,262	17,440

		3,500,252

Automobiles (0.0%)
Winnebago Industries, Inc.*	11,018	139,157

Distributors (0.1%)
Core-Mark Holding Co., Inc.	4,281	205,959
Pool Corp.	17,964	746,943
VOXX International Corp.*	6,879	51,455
Weyco Group, Inc.	2,457	59,828

		1,064,185

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	6,716	244,664
Ascent Capital Group, Inc., Class A*	5,387	290,952
Bridgepoint Education, Inc.*	6,708	68,086
Capella Education Co.*	5,156	180,769
Career Education Corp.*	19,567	73,768
Carriage Services, Inc.	5,902	57,072
Coinstar, Inc.*	11,906	535,532
Collectors Universe.	1,942	27,246
Corinthian Colleges, Inc.*	29,333	69,813
Education Management Corp.*	9,992	31,075
Grand Canyon Education, Inc.*	15,185	357,303
Hillenbrand, Inc.	21,093	383,682
K12, Inc.*	10,212	206,282
Lincoln Educational Services Corp.	7,970	33,474
Mac-Gray Corp.	4,712	63,188
Matthews International Corp., Class A	10,670	318,179
National American University Holdings, Inc.	3,203	16,015
Regis Corp.	21,589	396,806
Sotheby’s, Inc.	24,978	786,807
Steiner Leisure Ltd.*	5,850	272,317
Stewart Enterprises, Inc., Class A	27,900	234,221
Strayer Education, Inc.	4,476	288,031
Universal Technical Institute, Inc.	8,538	116,971

		5,052,253

Hotels, Restaurants & Leisure (1.8%)
AFC Enterprises, Inc.*	9,279	228,263
Ameristar Casinos, Inc.	12,637	224,939
Biglari Holdings, Inc.*	455	166,102
BJ’s Restaurants, Inc.*	9,305	421,982
Bloomin’ Brands, Inc.*	5,918	97,351
Bluegreen Corp.*	5,357	33,642
Bob Evans Farms, Inc.	10,984	429,804
Boyd Gaming Corp.*	20,744	146,453
Bravo Brio Restaurant Group, Inc.*	7,259	105,618
Buffalo Wild Wings, Inc.*	7,057	605,067
Caesars Entertainment Corp.*	13,843	94,132
Caribou Coffee Co., Inc.*	7,975	109,497
Carrols Restaurant Group, Inc.*	6,529	37,607
CEC Entertainment, Inc.	7,055	212,497
Cheesecake Factory, Inc.	20,452	731,159
Churchill Downs, Inc.	4,915	308,269
Chuy’s Holdings, Inc.*	2,030	49,776
Cracker Barrel Old Country Store, Inc.	7,294	489,500
Del Frisco’s Restaurant Group, Inc.*	1,316	19,608
Denny’s Corp.*	37,064	179,760
DineEquity, Inc.*	5,792	324,352
Domino’s Pizza, Inc.	22,058	831,587
Einstein Noah Restaurant Group, Inc.	2,577	45,587
Fiesta Restaurant Group, Inc.*	6,134	97,347
Frisch’s Restaurants, Inc.	1,036	20,565
Gaylord Entertainment Co. (REIT)*	10,491	414,709
Ignite Restaurant Group, Inc.*	2,513	35,031
International Speedway Corp., Class A	10,474	297,147
Interval Leisure Group, Inc.	14,496	274,409
Isle of Capri Casinos, Inc.*	8,810	61,229
Jack in the Box, Inc.*	16,868	474,159
Jamba, Inc.*	22,499	50,173
Krispy Kreme Doughnuts, Inc.*	21,933	173,929
Life Time Fitness, Inc.*	15,824	723,790
Luby’s, Inc.*	7,961	53,578
Marcus Corp.	7,843	87,057
Marriott Vacations Worldwide Corp.*	10,106	364,018
Monarch Casino & Resort, Inc.*	2,935	25,564
Morgans Hotel Group Co.*	7,732	49,639
MTR Gaming Group, Inc.*	8,421	35,452
Multimedia Games Holding Co., Inc.*	10,703	168,358
Nathan’s Famous, Inc.*	930	29,249
Orient-Express Hotels Ltd., Class A*	37,019	329,469
Papa John’s International, Inc.*	6,769	361,532
Peet’s Coffee & Tea, Inc.*	5,042	369,780
Pinnacle Entertainment, Inc.*	23,332	285,817
Premier Exhibitions, Inc.*	9,692	22,970
Red Lion Hotels Corp.*	4,995	31,219
Red Robin Gourmet Burgers, Inc.*	5,569	181,327
Ruby Tuesday, Inc.*	24,488	177,538
Ruth’s Hospitality Group, Inc.*	13,586	86,543
Scientific Games Corp., Class A*	21,850	180,700
Shuffle Master, Inc.*	20,912	330,619
Six Flags Entertainment Corp.	15,092	887,410
Sonic Corp.*	23,314	239,435
Speedway Motorsports, Inc.	4,152	63,941
Texas Roadhouse, Inc.	23,522	402,226
Town Sports International Holdings, Inc.*	8,792	108,757
Vail Resorts, Inc.	13,725	791,246
WMS Industries, Inc.*	20,951	343,177

		14,521,661

Household Durables (0.7%)
American Greetings Corp., Class A	13,397	225,070
Bassett Furniture Industries, Inc.	4,147	51,630
Beazer Homes USA, Inc.*	47,091	167,173
Blyth, Inc.	3,854	100,165
Cavco Industries, Inc.*	2,554	117,203
CSS Industries, Inc.	3,602	74,021
Ethan Allen Interiors, Inc.	9,034	198,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Flexsteel Industries, Inc.	1,634	$33,824
Helen of Troy Ltd.*	12,090	384,825
Hooker Furniture Corp.	3,968	51,544
Hovnanian Enterprises, Inc., Class A*	38,135	131,947
iRobot Corp.*	10,465	238,183
KB Home	28,894	414,629
La-Z-Boy, Inc.*	19,330	282,798
Libbey, Inc.*	7,533	118,871
Lifetime Brands, Inc.	3,960	47,164
M.D.C. Holdings, Inc.	14,552	560,397
M/I Homes, Inc.*	7,656	148,067
Meritage Homes Corp.*	11,298	429,663
NACCO Industries, Inc., Class A	2,072	259,849
Ryland Group, Inc.	17,032	510,960
Sealy Corp.*	17,626	38,425
Skullcandy, Inc.*	6,183	85,016
Standard Pacific Corp.*	43,204	292,059
Universal Electronics, Inc.*	5,720	100,558
Zagg, Inc.*	9,756	83,219

		5,145,285

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	11,252	41,970
Blue Nile, Inc.*	4,387	162,714
CafePress, Inc.*	1,800	16,398
Geeknet, Inc.*	1,614	31,231
HSN, Inc.	14,343	703,524
Kayak Software Corp.*	985	34,800
Nutrisystem, Inc.	11,175	117,673
Orbitz Worldwide, Inc.*	7,653	19,515
Overstock.com, Inc.*	4,194	43,450
PetMed Express, Inc.	7,833	78,643
Shutterfly, Inc.*	13,624	423,979
U.S. Auto Parts Network, Inc.*	5,391	18,653
Vitacost.com, Inc.*	7,781	52,755

		1,745,305

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	4,813	199,547
Black Diamond, Inc.*	8,288	72,686
Brunswick Corp.	33,932	767,881
Callaway Golf Co.	24,241	148,840
JAKKS Pacific, Inc.	6,702	97,648
Johnson Outdoors, Inc., Class A*	2,212	47,315
LeapFrog Enterprises, Inc.*	19,126	172,516
Marine Products Corp.	3,586	21,372
Smith & Wesson Holding Corp.*	24,659	271,496
Steinway Musical Instruments, Inc.*	2,553	62,191
Sturm Ruger & Co., Inc.	7,285	360,535

		2,222,027

Media (0.7%)
Arbitron, Inc.	9,443	357,890
Beasley Broadcasting Group, Inc., Class A*	1,710	8,345
Belo Corp., Class A	34,484	270,010
Carmike Cinemas, Inc.*	6,698	75,353
Central European Media Enterprises Ltd., Class A*	13,986	91,049
Crown Media Holdings, Inc., Class A*	10,156	16,961
Cumulus Media, Inc., Class A*	21,337	58,463
Daily Journal Corp.*	357	33,476
Dial Global, Inc.*	1,589	4,306
Digital Generation, Inc.*	10,483	119,087
Entercom Communications Corp., Class A*	9,665	66,302
Entravision Communications Corp., Class A	17,264	23,134
EW Scripps Co., Class A*	10,822	115,254
Fisher Communications, Inc.*	3,312	121,749
Global Sources Ltd.*	7,175	47,068
Harte-Hanks, Inc.	16,608	115,093
Journal Communications, Inc., Class A*	16,669	86,679
LIN TV Corp., Class A*	10,301	45,324
Lions Gate Entertainment Corp.*	32,319	493,511
Live Nation Entertainment, Inc.*	52,927	455,701
Martha Stewart Living Omnimedia, Inc., Class A	9,311	28,585
McClatchy Co., Class A*	23,381	52,140
MDC Partners, Inc., Class A	9,502	117,255
Meredith Corp.	13,888	486,080
National CineMedia, Inc.	21,388	350,122
New York Times Co., Class A*	51,388	501,547
Nexstar Broadcasting Group, Inc., Class A*	3,809	40,452
Outdoor Channel Holdings, Inc.	4,985	36,291
ReachLocal, Inc.*	3,434	43,062
Reading International, Inc., Class A*	6,249	36,869
Rentrak Corp.*	3,780	63,995
Saga Communications, Inc., Class A*	1,443	58,470
Salem Communications Corp., Class A	3,850	20,174
Scholastic Corp.	9,881	314,018
Sinclair Broadcast Group, Inc., Class A	18,816	210,927
Valassis Communications, Inc.*	14,757	364,350
Value Line, Inc.	392	3,826
World Wrestling Entertainment, Inc., Class A	9,708	78,149

		5,411,067

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	4,463	42,398
Fred’s, Inc., Class A	13,869	197,356
Gordmans Stores, Inc.*	3,268	60,295
Saks, Inc.*	41,905	432,041
Tuesday Morning Corp.*	15,462	101,276

		833,366

Specialty Retail (2.1%)
Aeropostale, Inc.*	30,911	418,226
America’s Car-Mart, Inc.*	2,940	133,682
ANN, Inc.*	18,071	681,819
Asbury Automotive Group, Inc.*	10,484	293,028
Barnes & Noble, Inc.*	10,889	139,161
bebe stores, Inc.	14,292	68,602
Big 5 Sporting Goods Corp.	6,269	62,377
Body Central Corp.*	6,133	64,090
Brown Shoe Co., Inc.	15,344	245,964
Buckle, Inc.	10,524	478,105
Cabela’s, Inc.*	17,445	953,893
Casual Male Retail Group, Inc.*	15,132	70,061
Cato Corp., Class A	10,343	307,291
Children’s Place Retail Stores, Inc.*	9,180	550,800
Citi Trends, Inc.*	5,761	72,329
Collective Brands, Inc.*	23,113	501,783
Conn’s, Inc.*	6,153	135,674
Destination Maternity Corp.	5,020	93,874
Express, Inc.*	33,971	503,450
Finish Line, Inc., Class A	18,407	418,575
Five Below, Inc.*	3,817	149,168
Francesca’s Holdings Corp.*	13,199	405,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Genesco, Inc.*	9,304	$620,856
Group 1 Automotive, Inc.	8,702	524,121
Haverty Furniture Cos., Inc.	7,246	100,574
hhgregg, Inc.*	5,865	40,468
Hibbett Sports, Inc.*	10,022	595,808
Hot Topic, Inc.	15,742	136,955
Jos. A. Bank Clothiers, Inc.*	10,055	487,466
Kirkland’s, Inc.*	5,814	57,733
Lithia Motors, Inc., Class A	8,198	273,075
Lumber Liquidators Holdings, Inc.*	10,468	530,518
MarineMax, Inc.*	7,726	64,049
Mattress Firm Holding Corp.*	4,204	118,343
Men’s Wearhouse, Inc.	19,235	662,261
Monro Muffler Brake, Inc.	11,709	412,040
New York & Co., Inc.*	10,766	40,373
Office Depot, Inc.*	108,670	278,195
OfficeMax, Inc.	32,570	254,372
Orchard Supply Hardware Stores Corp., Class A*	661	9,571
Penske Automotive Group, Inc.	16,079	483,817
PEP Boys-Manny, Moe & Jack	20,077	204,384
Perfumania Holdings, Inc.*	1,813	13,054
Pier 1 Imports, Inc.	36,616	686,184
RadioShack Corp.	37,963	90,352
Rent-A-Center, Inc.	21,913	768,708
rue21, Inc.*	6,032	187,897
Select Comfort Corp.*	21,538	679,524
Shoe Carnival, Inc.	5,488	129,133
Sonic Automotive, Inc., Class A	15,064	285,915
Stage Stores, Inc.	11,697	246,339
Stein Mart, Inc.*	10,889	92,665
Systemax, Inc.*	4,149	49,000
Teavana Holdings, Inc.*	3,337	43,514
Tilly’s, Inc., Class A*	3,461	63,440
Vitamin Shoppe, Inc.*	11,180	652,018
West Marine, Inc.*	6,092	64,758
Wet Seal, Inc., Class A*	34,309	108,073
Winmark Corp.	906	48,996
Zumiez, Inc.*	8,304	230,270

		17,082,376

Textiles, Apparel & Luxury Goods (0.8%)
Cherokee, Inc.	2,971	43,258
Columbia Sportswear Co.	4,560	246,240
Crocs, Inc.*	33,838	548,514
Culp, Inc.	3,276	38,526
Delta Apparel, Inc.*	2,367	32,593
Fifth & Pacific Cos., Inc.*	41,392	528,990
G-III Apparel Group Ltd.*	6,204	222,723
Iconix Brand Group, Inc.*	26,796	488,759
Jones Group, Inc.	31,309	402,947
K-Swiss, Inc., Class A*	8,841	30,325
Maidenform Brands, Inc.*	8,832	180,879
Movado Group, Inc.	6,433	216,921
Oxford Industries, Inc.	5,321	300,370
Perry Ellis International, Inc.*	4,701	103,657
Quiksilver, Inc.*	48,749	161,847
R.G. Barry Corp.	2,870	42,304
Skechers U.S.A., Inc., Class A*	14,613	298,105
Steven Madden Ltd.*	14,933	652,871
True Religion Apparel, Inc.	9,666	206,176
Tumi Holdings, Inc.*	8,252	194,252
Unifi, Inc.*	5,303	67,984
Vera Bradley, Inc.*	7,469	178,136
Warnaco Group, Inc.*	15,174	787,531
Wolverine World Wide, Inc.	17,974	797,506

		6,771,414

Total Consumer Discretionary		63,488,348

Consumer Staples (2.0%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,975	333,111
Central European Distribution Corp.*	24,106	68,702
Coca-Cola Bottling Co. Consolidated	1,716	116,859
Craft Brew Alliance, Inc.*	3,708	29,108
National Beverage Corp.*	4,137	62,717

		610,497

Food & Staples Retailing (0.6%)
Andersons, Inc.	6,952	261,812
Arden Group, Inc., Class A	400	38,808
Casey’s General Stores, Inc.	14,177	810,074
Chefs’ Warehouse, Inc.*	4,276	70,041
Harris Teeter Supermarkets, Inc.	16,112	625,790
Ingles Markets, Inc., Class A	4,884	79,853
Nash Finch Co.	4,591	93,748
Natural Grocers by Vitamin Cottage, Inc.*	2,129	47,519
Pantry, Inc.*	8,741	127,182
Pricesmart, Inc.	6,921	524,058
Rite Aid Corp.*	250,332	292,889
Roundy’s, Inc.	7,404	44,794
Spartan Stores, Inc.	7,115	108,931
SUPERVALU, Inc.	80,785	194,692
Susser Holdings Corp.*	4,242	153,433
United Natural Foods, Inc.*	18,234	1,065,777
Village Super Market, Inc., Class A	3,151	115,831
Weis Markets, Inc.	4,117	174,273

		4,829,505

Food Products (0.9%)
Alico, Inc.	1,209	37,757
Annie’s, Inc.*	1,943	87,124
B&G Foods, Inc.	18,416	558,189
Calavo Growers, Inc.	4,421	110,525
Cal-Maine Foods, Inc.	5,512	247,709
Chiquita Brands International, Inc.*	17,173	131,202
Darling International, Inc.*	43,753	800,242
Diamond Foods, Inc.	8,311	156,413
Dole Food Co., Inc.*	13,684	191,986
Farmer Bros Co.*	2,467	23,461
Fresh Del Monte Produce, Inc.	14,531	371,994
Griffin Land & Nurseries, Inc.	860	29,008
Hain Celestial Group, Inc.*	13,823	870,849
Inventure Foods, Inc.*	4,917	27,978
J&J Snack Foods Corp.	5,612	321,736
John B. Sanfilippo & Son, Inc.*	2,970	38,669
Lancaster Colony Corp.	6,956	509,527
Lifeway Foods, Inc.	1,552	14,744
Limoneira Co.	3,248	59,861
Omega Protein Corp.*	6,875	47,162
Pilgrim’s Pride Corp.*	23,007	117,566
Post Holdings, Inc.*	10,484	315,149
Sanderson Farms, Inc.	8,738	387,705
Seneca Foods Corp., Class A*	3,565	106,451
Smart Balance, Inc.*	22,363	270,145
Snyders-Lance, Inc.	16,792	419,800
Tootsie Roll Industries, Inc.	8,759	236,318
TreeHouse Foods, Inc.*	13,334	700,035
Westway Group, Inc.*	4,379	27,106

		7,216,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Central Garden & Pet Co., Class A*	14,728	$177,914
Harbinger Group, Inc.*	15,694	132,300
Oil-Dri Corp. of America	1,677	38,806
Orchids Paper Products Co.	2,070	37,343
Spectrum Brands Holdings, Inc.	8,767	350,768
WD-40 Co.	5,965	313,998

		1,051,129

Personal Products (0.2%)
Elizabeth Arden, Inc.*	9,602	453,598
Female Health Co.	6,331	45,267
Inter Parfums, Inc.	6,203	113,515
Medifast, Inc.*	5,289	138,307
Nature’s Sunshine Products, Inc.	4,251	69,461
Nutraceutical International Corp.*	3,186	50,211
Prestige Brands Holdings, Inc.*	18,822	319,221
Revlon, Inc., Class A*	4,161	64,246
Schiff Nutrition International, Inc.*	5,246	126,901
Synutra International, Inc.*	5,896	27,240
USANA Health Sciences, Inc.*	2,246	104,372

		1,512,339

Tobacco (0.1%)
Alliance One International, Inc.*	32,709	105,650
Star Scientific, Inc.*	55,094	190,625
Universal Corp.	8,452	430,376
Vector Group Ltd.	21,065	349,468

		1,076,119

Total Consumer Staples		16,296,000

Energy (3.4%)
Energy Equipment & Services (1.1%)
Basic Energy Services, Inc.*	11,853	132,991
Bolt Technology Corp.	3,182	45,757
Bristow Group, Inc.	13,544	684,649
C&J Energy Services, Inc.*	16,997	338,240
Cal Dive International, Inc.*	36,067	55,183
Dawson Geophysical Co.*	3,120	78,811
Dril-Quip, Inc.*	14,939	1,073,815
Exterran Holdings, Inc.*	23,582	478,243
Forbes Energy Services Ltd.*	5,356	18,746
Forum Energy Technologies, Inc.*	8,469	205,966
Global Geophysical Services, Inc.*	7,824	43,110
Gulf Island Fabrication, Inc.	5,337	148,742
Gulfmark Offshore, Inc., Class A*	10,192	336,744
Heckmann Corp.*	51,199	215,036
Helix Energy Solutions Group, Inc.*	39,112	714,576
Hercules Offshore, Inc.*	60,114	293,356
Hornbeck Offshore Services, Inc.*	13,439	492,539
ION Geophysical Corp.*	48,337	335,459
Key Energy Services, Inc.*	57,417	401,919
Lufkin Industries, Inc.	12,748	686,097
Matrix Service Co.*	9,915	104,802
Mitcham Industries, Inc.*	4,736	75,445
Natural Gas Services Group, Inc.*	4,954	74,062
Newpark Resources, Inc.*	33,745	250,051
OYO Geospace Corp.*	2,415	295,620
Parker Drilling Co.*	43,640	184,597
PHI, Inc. (Non-Voting)*	4,859	152,864
Pioneer Energy Services Corp.*	23,134	180,214
RigNet, Inc.*	4,593	84,971
Tesco Corp.*	11,309	120,780
TETRA Technologies, Inc.*	28,847	174,524
TGC Industries, Inc.*	5,500	39,600
Union Drilling, Inc.*	5,259	34,131
Vantage Drilling Co.*	73,120	134,541
Willbros Group, Inc.*	15,320	82,269

		8,768,450

Oil, Gas & Consumable Fuels (2.3%)
Abraxas Petroleum Corp.*	31,516	72,487
Adams Resources & Energy, Inc.	796	24,278
Alon USA Energy, Inc.	3,902	53,457
Amyris, Inc.*	11,404	39,230
Apco Oil and Gas International, Inc.	3,380	54,384
Approach Resources, Inc.*	12,423	374,305
Arch Coal, Inc.	80,786	511,375
Berry Petroleum Co., Class A	19,429	789,400
Bill Barrett Corp.*	17,594	435,803
Bonanza Creek Energy, Inc.*	3,893	91,719
BPZ Resources, Inc.*	38,390	109,795
Callon Petroleum Co.*	15,283	93,990
Carrizo Oil & Gas, Inc.*	15,109	377,876
Ceres, Inc.*	2,147	12,195
Clayton Williams Energy, Inc.*	2,199	114,106
Clean Energy Fuels Corp.*	25,181	331,634
Cloud Peak Energy, Inc.*	22,310	403,811
Comstock Resources, Inc.*	17,957	330,050
Contango Oil & Gas Co.*	4,880	239,803
CREDO Petroleum Corp.*	2,589	37,515
Crimson Exploration, Inc.*	7,736	33,033
Crosstex Energy, Inc.	15,300	214,659
CVR Energy, Inc.*	5,864	215,502
Delek U.S. Holdings, Inc.	6,537	166,628
Emerald Oil, Inc.*	16,064	13,333
Endeavour International Corp.*	17,313	167,417
Energy XXI Bermuda Ltd.	29,525	1,031,899
EPL Oil & Gas, Inc.*	10,258	208,135
Evolution Petroleum Corp.*	6,427	51,930
Forest Oil Corp.*	44,891	379,329
Frontline Ltd.*	19,576	75,172
FX Energy, Inc.*	19,722	147,126
GasLog Ltd.*	9,105	105,436
Gastar Exploration Ltd.*	20,403	33,869
Gevo, Inc.*	10,345	22,035
Goodrich Petroleum Corp.*	9,730	122,987
Green Plains Renewable Energy, Inc.*	9,466	55,471
Gulfport Energy Corp.*	20,704	647,207
Halcon Resources Corp.*	42,252	309,707
Hallador Energy Co.	2,656	22,124
Harvest Natural Resources, Inc.*	14,129	126,031
Isramco, Inc.*	348	40,368
KiOR, Inc., Class A*	9,987	92,879
Knightsbridge Tankers Ltd.	9,734	63,758
Kodiak Oil & Gas Corp.*	99,119	927,754
Magnum Hunter Resources Corp.*	56,214	249,590
Matador Resources Co.*	5,596	58,142
McMoRan Exploration Co.*	38,614	453,715
Midstates Petroleum Co., Inc.*	9,281	80,281
Miller Energy Resources, Inc.*	10,442	52,523
Nordic American Tankers Ltd.	19,858	200,169
Northern Oil and Gas, Inc.*	24,246	411,940
Oasis Petroleum, Inc.*	29,967	883,128
Overseas Shipholding Group, Inc.	9,231	60,925
Panhandle Oil and Gas, Inc., Class A	2,408	73,853
PDC Energy, Inc.*	11,399	360,550
Penn Virginia Corp.	17,882	110,868
PetroQuest Energy, Inc.*	21,062	141,326
Quicksilver Resources, Inc.*	45,068	184,328
Renewable Energy Group, Inc.*	2,458	16,346
Rentech, Inc.*	65,701	161,624
Resolute Energy Corp.*	18,502	164,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
REX American Resources Corp.*	2,430	$43,764
Rex Energy Corp.*	16,524	220,595
Rosetta Resources, Inc.*	19,774	947,175
Sanchez Energy Corp.*	4,452	90,954
Saratoga Resources, Inc.*	6,858	37,582
Scorpio Tankers, Inc.*	14,384	86,304
SemGroup Corp., Class A*	15,986	589,084
Ship Finance International Ltd.	17,463	274,518
Solazyme, Inc.*	12,523	143,764
Stone Energy Corp.*	18,862	473,813
Swift Energy Co.*	15,625	326,250
Synergy Resources Corp.*	14,909	62,171
Targa Resources Corp.	10,985	552,985
Teekay Tankers Ltd., Class A	24,157	90,347
Triangle Petroleum Corp.*	16,273	116,515
Uranerz Energy Corp.*	22,828	37,210
Uranium Energy Corp.*	33,811	88,247
VAALCO Energy, Inc.*	22,034	188,391
Venoco, Inc.*	11,086	131,702
W&T Offshore, Inc.	12,941	243,032
Warren Resources, Inc.*	27,775	84,436
Western Refining, Inc.	21,958	574,860
Westmoreland Coal Co.*	4,379	43,483
ZaZa Energy Corp.*	9,312	27,657

		18,909,262

Total Energy		27,677,712

Financials (12.1%)
Capital Markets (1.3%)
Apollo Investment Corp.	77,200	607,564
Arlington Asset Investment Corp., Class A	3,595	85,777
Artio Global Investors, Inc.	11,181	33,319
BGC Partners, Inc., Class A	37,511	183,804
BlackRock Kelso Capital Corp.	21,649	210,428
Calamos Asset Management, Inc., Class A	7,338	85,414
Capital Southwest Corp.	1,107	123,929
CIFC Corp.*	2,523	18,468
Cohen & Steers, Inc.	7,030	208,229
Cowen Group, Inc., Class A*	33,151	89,508
Diamond Hill Investment Group, Inc.	992	76,067
Duff & Phelps Corp., Class A	12,165	165,566
Epoch Holding Corp.	6,037	139,455
Evercore Partners, Inc., Class A	10,939	295,353
FBR & Co.*	15,154	46,826
Fidus Investment Corp.	3,641	60,805
Fifth Street Finance Corp.	33,451	367,292
Financial Engines, Inc.*	17,683	421,386
FXCM, Inc., Class A	8,922	85,205
GAMCO Investors, Inc., Class A	2,543	126,514
GFI Group, Inc.	27,503	87,460
Gladstone Capital Corp.	7,578	66,307
Gladstone Investment Corp.	9,033	70,638
Golub Capital BDC, Inc.	5,730	91,107
Greenhill & Co., Inc.	11,093	574,063
GSV Capital Corp.*	7,447	64,268
Harris & Harris Group, Inc.*	10,743	40,716
Hercules Technology Growth Capital, Inc.	19,374	213,308
HFF, Inc., Class A*	12,423	185,103
Horizon Technology Finance Corp.	3,046	49,223
ICG Group, Inc.*	13,952	141,752
INTL FCStone, Inc.*	5,090	97,015
Investment Technology Group, Inc.*	15,010	130,587
JMP Group, Inc.	5,341	29,322
KBW, Inc.	13,239	218,046
KCAP Financial, Inc.	8,500	78,710
Knight Capital Group, Inc., Class A*	61,662	165,254
Ladenburg Thalmann Financial Services, Inc.*	42,786	56,478
Main Street Capital Corp.	10,496	309,737
Manning & Napier, Inc.	5,244	63,924
MCG Capital Corp.	29,397	135,520
Medallion Financial Corp.	7,111	83,981
Medley Capital Corp.	8,440	118,751
MVC Capital, Inc.	9,109	116,595
New Mountain Finance Corp.	4,090	60,614
NGP Capital Resources Co.	7,833	58,434
Oppenheimer Holdings, Inc., Class A	3,669	58,521
PennantPark Investment Corp.	21,724	230,492
Piper Jaffray Cos., Inc.*	6,050	153,972
Prospect Capital Corp.	55,314	637,217
Pzena Investment Management, Inc., Class A	2,942	15,328
Safeguard Scientifics, Inc.*	7,856	123,261
Solar Capital Ltd.	14,230	326,152
Solar Senior Capital Ltd.	3,611	64,673
Stifel Financial Corp.*	20,474	687,926
SWS Group, Inc.*	11,553	70,589
TCP Capital Corp.	2,251	35,926
THL Credit, Inc.	4,736	66,446
TICC Capital Corp.	15,336	159,494
Triangle Capital Corp.	10,687	274,228
Virtus Investment Partners, Inc.*	2,304	198,144
Walter Investment Management Corp.*	10,948	405,185
Westwood Holdings Group, Inc.	2,674	104,313
WisdomTree Investments, Inc.*	22,129	148,264

		10,497,953

Commercial Banks (3.6%)
1st Source Corp.	5,740	127,830
1st United Bancorp, Inc./Florida*	11,008	71,002
Access National Corp.	2,711	37,032
Alliance Financial Corp./New York	1,733	69,684
American National Bankshares, Inc.	2,931	66,211
Ameris Bancorp*	9,047	113,902
Ames National Corp.	3,325	69,293
Arrow Financial Corp.	4,084	102,100
BancFirst Corp.	2,191	94,125
Banco Latinoamericano de Comercio Exterior S.A., Class E	10,958	242,062
Bancorp, Inc./Delaware*	11,169	114,706
BancorpSouth, Inc.	34,237	504,653
Bank of Kentucky Financial Corp.	2,441	67,713
Bank of Marin Bancorp/California	2,146	91,226
Bank of the Ozarks, Inc.	11,135	383,823
Banner Corp.	6,869	186,150
Bar Harbor Bankshares	1,460	52,180
BBCN Bancorp, Inc.*	29,726	374,845
Berkshire Bancorp, Inc./New York*	1,561	12,847
Boston Private Financial Holdings, Inc.	30,106	288,717
Bridge Bancorp, Inc.	3,290	76,690
Bridge Capital Holdings*	3,791	58,609
Bryn Mawr Bank Corp.	4,468	100,262
BSB Bancorp, Inc./Massachusetts*	3,137	40,467
C&F Financial Corp.	1,205	47,417
Camden National Corp.	3,019	111,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Bank Financial Corp., Class A*	1,145	$20,610
Capital City Bank Group, Inc.*	4,062	43,220
Cardinal Financial Corp.	10,944	156,499
Cascade Bancorp*	2,039	10,766
Cathay General Bancorp	30,121	519,888
Center Bancorp, Inc.	4,209	50,171
Centerstate Banks, Inc.	11,469	102,304
Central Pacific Financial Corp.*	8,203	117,303
Century Bancorp, Inc./Massachusetts, Class A	1,257	40,123
Chemical Financial Corp.	10,305	249,381
Citizens & Northern Corp.	4,817	94,461
Citizens Republic Bancorp, Inc.*	15,165	293,443
City Holding Co.	5,766	206,653
CNB Financial Corp./Pennsylvania	4,834	84,643
CoBiz Financial, Inc.	13,145	92,015
Columbia Banking System, Inc.	15,341	284,422
Community Bank System, Inc.	15,109	425,923
Community Trust Bancorp, Inc.	5,088	180,802
Crescent Financial Bancshares, Inc.*	1,670	7,599
CVB Financial Corp.	33,417	398,999
Eagle Bancorp, Inc.*	6,442	107,710
Enterprise Bancorp, Inc./Massachusetts	2,134	36,449
Enterprise Financial Services Corp.	6,826	92,834
F.N.B. Corp./Pennsylvania	53,199	596,361
Farmers National Banc Corp.	6,844	44,212
Fidelity Southern Corp.	3,579	33,857
Financial Institutions, Inc.	5,464	101,849
First Bancorp, Inc./Maine	3,265	57,301
First Bancorp/North Carolina	6,123	70,598
First BanCorp/Puerto Rico*	26,254	116,043
First Busey Corp.	29,182	142,408
First California Financial Group, Inc.*	8,548	59,494
First Commonwealth Financial Corp.	39,514	278,574
First Community Bancshares, Inc./Virginia	6,070	92,628
First Connecticut Bancorp, Inc./Connecticut	6,984	94,354
First Financial Bancorp	22,505	380,560
First Financial Bankshares, Inc.	12,094	435,747
First Financial Corp./Indiana	4,222	132,318
First Interstate Bancsystem, Inc.	6,352	95,026
First Merchants Corp.	10,940	164,209
First Midwest Bancorp, Inc./Illinois	27,247	341,950
First of Long Island Corp.	2,936	90,458
FirstMerit Corp.	41,754	615,036
FNB United Corp.*	3,699	43,944
German American Bancorp, Inc.	4,929	118,888
Glacier Bancorp, Inc.	26,598	414,397
Great Southern Bancorp, Inc.	3,980	123,022
Guaranty Bancorp*	27,952	56,463
Hancock Holding Co.	29,040	898,788
Hanmi Financial Corp.*	12,024	154,027
Heartland Financial USA, Inc.	5,752	156,857
Heritage Commerce Corp.*	7,191	49,906
Heritage Financial Corp./Washington	6,153	92,480
Heritage Oaks Bancorp*	7,444	42,877
Home BancShares, Inc./Arkansas	8,402	286,424
HomeTrust Bancshares, Inc.*	5,530	73,273
Horizon Bancorp/Indiana	1,388	39,669
Hudson Valley Holding Corp.	6,027	102,760
IBERIABANK Corp.	11,309	517,952
Independent Bank Corp./Massachusetts	8,425	253,508
International Bancshares Corp.	20,316	387,020
Investors Bancorp, Inc.*	15,827	288,685
Lakeland Bancorp, Inc.	10,207	105,642
Lakeland Financial Corp.	5,820	160,632
MainSource Financial Group, Inc.	7,708	98,971
MB Financial, Inc.	20,957	413,901
Mercantile Bank Corp.*	3,219	55,174
Merchants Bancshares, Inc.	2,065	61,021
Metro Bancorp, Inc.*	5,695	72,156
MetroCorp Bancshares, Inc.*	5,972	63,243
Middleburg Financial Corp.	1,974	35,058
MidSouth Bancorp, Inc.	3,327	53,864
MidWestOne Financial Group, Inc.	2,518	54,238
National Bankshares, Inc./Virginia	2,807	93,192
National Penn Bancshares, Inc.	45,131	411,143
NBT Bancorp, Inc.	12,190	269,033
Northrim BanCorp, Inc.	2,405	48,437
Old National Bancorp/Indiana	36,327	494,410
OmniAmerican Bancorp, Inc.*	4,299	97,716
Oriental Financial Group, Inc.	15,467	162,713
Pacific Capital Bancorp*	1,569	72,017
Pacific Continental Corp.	7,343	65,573
Pacific Mercantile Bancorp*	3,905	25,539
PacWest Bancorp	11,349	265,226
Park National Corp.	4,389	307,318
Park Sterling Corp.*	13,401	66,201
Peapack-Gladstone Financial Corp.	2,645	43,219
Penns Woods Bancorp, Inc.	1,601	70,972
Peoples Bancorp, Inc./Ohio	4,206	96,275
Pinnacle Financial Partners, Inc.*	13,436	259,584
Preferred Bank/California*	4,419	62,661
PrivateBancorp, Inc.	23,205	371,048
Prosperity Bancshares, Inc.	18,079	770,527
Renasant Corp.	9,524	186,718
Republic Bancorp, Inc./Kentucky, Class A	3,881	85,188
S&T Bancorp, Inc.	11,129	195,982
Sandy Spring Bancorp, Inc.	9,096	175,098
SCBT Financial Corp.	5,873	236,564
Seacoast Banking Corp. of Florida*	24,691	39,259
Sierra Bancorp.	4,265	52,289
Simmons First National Corp., Class A	6,576	160,158
Southside Bancshares, Inc.	6,549	142,834
Southwest Bancorp, Inc./Oklahoma*	7,773	84,337
State Bank Financial Corp.	12,048	198,672
StellarOne Corp.	8,781	115,558
Sterling Bancorp/New York	12,051	119,546
Sterling Financial Corp./Washington	10,131	225,617
Suffolk Bancorp*	3,781	55,429
Sun Bancorp, Inc./New Jersey*	13,257	44,676
Susquehanna Bancshares, Inc.	71,379	746,624
SY Bancorp, Inc.	4,677	110,658
Taylor Capital Group, Inc.*	5,854	100,220
Texas Capital Bancshares, Inc.*	14,684	729,942
Tompkins Financial Corp.	3,705	150,127
TowneBank/Virginia	10,281	157,608
Trico Bancshares	6,071	100,354
Trustmark Corp.	24,655	600,103
UMB Financial Corp.	12,280	597,790
Umpqua Holdings Corp.	41,345	532,937
Union First Market Bankshares Corp.	7,743	120,481
United Bankshares, Inc./West Virginia	10,445	260,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
United Community Banks, Inc./Georgia*	15,799	$132,554
Univest Corp. of Pennsylvania	6,610	118,980
Virginia Commerce Bancorp, Inc.*	10,491	91,796
Washington Banking Co.	6,061	85,884
Washington Trust Bancorp, Inc.	5,416	142,278
Webster Financial Corp.	27,471	651,063
WesBanco, Inc.	8,471	175,434
West Bancorp, Inc.	6,350	76,518
West Coast Bancorp/Oregon*	7,251	163,293
Westamerica Bancorp	10,627	500,000
Western Alliance Bancorp*	26,188	267,118
Wilshire Bancorp, Inc.*	23,434	147,634
Wintrust Financial Corp.	13,815	519,030

		29,788,751

Consumer Finance (0.3%)
Cash America International, Inc.	11,296	435,687
Credit Acceptance Corp.*	3,007	257,128
DFC Global Corp.*	16,951	290,710
EZCORP, Inc., Class A*	18,263	418,771
First Cash Financial Services, Inc.*	10,488	482,553
First Marblehead Corp.*	21,334	22,401
Green Dot Corp., Class A*	9,186	112,345
Nelnet, Inc., Class A	9,163	217,530
Netspend Holdings, Inc.*	11,839	116,377
Nicholas Financial, Inc.	3,574	46,140
Regional Management Corp.*	1,908	32,913
World Acceptance Corp.*	3,825	257,996

		2,690,551

Diversified Financial Services (0.2%)
California First National Bancorp	690	12,724
Gain Capital Holdings, Inc.	5,582	27,519
MarketAxess Holdings, Inc.	13,870	438,292
Marlin Business Services Corp.	2,868	60,830
MicroFinancial, Inc.	3,056	27,962
NewStar Financial, Inc.*	10,346	124,049
PHH Corp.*	21,714	441,880
PICO Holdings, Inc.*	8,659	197,598
Resource America, Inc., Class A	4,269	29,200

		1,360,054

Insurance (1.4%)
Alterra Capital Holdings Ltd.	32,676	782,263
American Equity Investment Life Holding Co.	23,217	270,014
American Safety Insurance Holdings Ltd.*	3,695	69,060
AMERISAFE, Inc.*	7,028	190,740
Amtrust Financial Services, Inc.	10,377	265,869
Argo Group International Holdings Ltd.	9,909	320,953
Baldwin & Lyons, Inc., Class B	3,672	87,798
Citizens, Inc./Texas*	15,301	160,507
CNO Financial Group, Inc.	80,544	777,250
Crawford & Co., Class B	10,544	52,825
Donegal Group, Inc., Class A	3,108	43,636
Eastern Insurance Holdings, Inc.	2,546	42,696
eHealth, Inc.*	7,644	143,478
EMC Insurance Group, Inc.	1,907	40,047
Employers Holdings, Inc.	1,423	26,084
Enstar Group Ltd.*	3,233	322,168
FBL Financial Group, Inc., Class A	3,144	104,381
First American Financial Corp.	39,592	857,959
Flagstone Reinsurance Holdings S.A.	20,280	174,205
Fortegra Financial Corp.*	3,116	24,710
Global Indemnity plc*	2,758	60,345
Greenlight Capital Reinsurance Ltd., Class A*	10,695	264,701
Hallmark Financial Services*	5,851	47,627
Hilltop Holdings, Inc.*	15,602	198,301
Homeowners Choice, Inc.	2,860	67,210
Horace Mann Educators Corp.	15,027	272,139
Independence Holding Co.	2,803	28,226
Infinity Property & Casualty Corp.	4,560	275,378
Investors Title Co.	475	30,989
Kansas City Life Insurance Co.	1,482	57,101
Maiden Holdings Ltd.	19,312	171,684
Meadowbrook Insurance Group, Inc.	19,579	150,563
Montpelier Reinsurance Holdings Ltd.	19,333	427,839
National Financial Partners Corp.*	15,535	262,542
National Interstate Corp.	2,553	65,867
National Western Life Insurance Co., Class A	845	121,046
Navigators Group, Inc.*	3,973	195,571
OneBeacon Insurance Group Ltd., Class A	8,690	116,794
Phoenix Cos., Inc.*	2,262	69,376
Platinum Underwriters Holdings Ltd.	13,383	546,963
Presidential Life Corp.	8,268	115,173
Primerica, Inc.	17,868	511,740
RLI Corp.	8,181	545,345
Safety Insurance Group, Inc.	4,887	224,216
SeaBright Holdings, Inc.	8,204	90,244
Selective Insurance Group, Inc.	21,030	399,360
State Auto Financial Corp.	5,967	97,799
Stewart Information Services Corp.	7,000	140,980
Symetra Financial Corp.	29,353	361,042
Tower Group, Inc.	13,474	261,261
United Fire Group, Inc.	7,745	194,554
Universal Insurance Holdings, Inc.	7,415	28,548

		11,157,167

Real Estate Investment Trusts (REITs) (4.3%)
Acadia Realty Trust (REIT)	17,491	434,127
AG Mortgage Investment Trust, Inc. (REIT)	9,631	232,396
Agree Realty Corp. (REIT)	4,815	122,734
Alexander’s, Inc. (REIT)	848	362,512
American Assets Trust, Inc. (REIT)	13,237	354,619
American Capital Mortgage Investment Corp. (REIT)	14,285	358,982
American Realty Capital Trust, Inc. (REIT)	61,185	717,700
AmREIT, Inc. (REIT), Class B	675	10,003
Anworth Mortgage Asset Corp. (REIT)	55,512	377,482
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,475	146,956
Apollo Residential Mortgage, Inc. (REIT)	9,512	209,644
Ares Commercial Real Estate Corp. (REIT)	2,994	51,078
ARMOUR Residential REIT, Inc. (REIT)	114,861	879,835
Ashford Hospitality Trust, Inc. (REIT)	21,281	178,760
Associated Estates Realty Corp. (REIT)	18,524	280,824
Campus Crest Communities, Inc. (REIT)	13,927	150,412
CapLease, Inc. (REIT)	27,272	140,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Capstead Mortgage Corp. (REIT)	39,583	$533,975
Cedar Realty Trust, Inc. (REIT)	24,176	127,649
Chatham Lodging Trust (REIT)	6,032	83,724
Chesapeake Lodging Trust (REIT)	14,505	288,214
Colonial Properties Trust (REIT)	33,907	713,742
Colony Financial, Inc. (REIT)	15,515	302,232
Coresite Realty Corp. (REIT)	7,775	209,458
Cousins Properties, Inc. (REIT)	35,281	280,131
CreXus Investment Corp. (REIT)	27,486	297,124
CubeSmart (REIT)	47,463	610,849
CYS Investments, Inc. (REIT)	65,453	922,233
DCT Industrial Trust, Inc. (REIT)	95,928	620,654
DiamondRock Hospitality Co. (REIT)	70,906	682,825
DuPont Fabros Technology, Inc. (REIT)	23,602	595,950
Dynex Capital, Inc. (REIT)	23,211	249,518
EastGroup Properties, Inc. (REIT)	10,819	575,571
Education Realty Trust, Inc. (REIT)	42,158	459,522
Entertainment Properties Trust (REIT)	18,172	807,382
Equity One, Inc. (REIT)	21,744	457,929
Excel Trust, Inc. (REIT)	13,887	158,590
FelCor Lodging Trust, Inc. (REIT)*	47,423	224,785
First Industrial Realty Trust, Inc. (REIT)*	35,904	471,779
First Potomac Realty Trust (REIT)	20,334	261,902
Franklin Street Properties Corp. (REIT)	28,795	318,761
Getty Realty Corp. (REIT)	10,220	183,449
Gladstone Commercial Corp. (REIT)	5,476	99,992
Glimcher Realty Trust (REIT)	53,899	569,712
Government Properties Income Trust (REIT)	15,233	356,452
Gramercy Capital Corp./New York (REIT)*	18,673	56,206
Gyrodyne Co. of America, Inc. (REIT)*	496	53,880
Healthcare Realty Trust, Inc. (REIT)	29,548	681,081
Hersha Hospitality Trust (REIT)	66,292	324,831
Highwoods Properties, Inc. (REIT)	27,958	911,990
Hudson Pacific Properties, Inc. (REIT)	14,483	267,935
Inland Real Estate Corp. (REIT)	30,359	250,462
Invesco Mortgage Capital, Inc. (REIT)	45,156	908,990
Investors Real Estate Trust (REIT)	34,043	281,536
iStar Financial, Inc. (REIT)*	32,756	271,220
Kite Realty Group Trust (REIT)	22,289	113,674
LaSalle Hotel Properties (REIT)	32,842	876,553
Lexington Realty Trust (REIT)	45,759	442,032
LTC Properties, Inc. (REIT)	12,151	387,009
Medical Properties Trust, Inc. (REIT)	53,285	556,828
Mission West Properties, Inc. (REIT)	7,746	67,390
Monmouth Real Estate Investment Corp. (REIT), Class A	16,767	187,623
National Health Investors, Inc. (REIT)	9,702	499,071
New York Mortgage Trust, Inc. (REIT)	13,174	92,877
NorthStar Realty Finance Corp. (REIT)	52,499	333,894
Omega Healthcare Investors, Inc. (REIT)	40,576	922,292
One Liberty Properties, Inc. (REIT)	4,784	89,222
Parkway Properties, Inc./Maryland (REIT)	6,745	90,181
Pebblebrook Hotel Trust (REIT)	21,707	507,727
Pennsylvania Real Estate Investment Trust (REIT)	20,943	332,156
PennyMac Mortgage Investment Trust (REIT)	8,208	191,821
Potlatch Corp. (REIT)	15,467	578,002
PS Business Parks, Inc. (REIT)	7,334	490,058
RAIT Financial Trust (REIT)	19,418	101,944
Ramco-Gershenson Properties Trust (REIT)	18,032	225,941
Redwood Trust, Inc. (REIT)	30,365	439,078
Resource Capital Corp. (REIT)	38,284	225,110
Retail Opportunity Investments Corp. (REIT)	19,323	248,687
RLJ Lodging Trust (REIT)	41,117	777,522
Rouse Properties, Inc. (REIT)	8,849	126,983
Sabra Health Care REIT, Inc. (REIT)	14,283	285,803
Saul Centers, Inc. (REIT)	3,321	147,452
Select Income REIT (REIT)	4,022	99,022
Sovran Self Storage, Inc. (REIT)	11,003	636,524
STAG Industrial, Inc. (REIT)	12,017	195,396
Strategic Hotels & Resorts, Inc. (REIT)*	69,563	418,074
Summit Hotel Properties, Inc. (REIT)	11,857	101,259
Sun Communities, Inc. (REIT)	11,633	513,248
Sunstone Hotel Investors, Inc. (REIT)*	51,658	568,238
Terreno Realty Corp. (REIT)	5,757	90,961
Two Harbors Investment Corp. (REIT)	107,654	1,264,934
UMH Properties, Inc. (REIT)	5,692	68,133
Universal Health Realty Income Trust (REIT)	4,493	206,588
Urstadt Biddle Properties, Inc. (REIT), Class A	8,684	175,677
Washington Real Estate Investment Trust (REIT)	26,027	698,044
Western Asset Mortgage Capital Corp. (REIT)	3,368	74,770
Whitestone REIT (REIT)	6,744	89,021
Winthrop Realty Trust (REIT)	11,614	125,199

		35,143,313

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	3,839	56,971
Consolidated-Tomoka Land Co.	1,667	54,827
Forestar Group, Inc.*	13,292	221,445
Kennedy-Wilson Holdings, Inc.	15,587	217,750
Tejon Ranch Co.*	4,994	150,020
Thomas Properties Group, Inc.	11,955	69,578
Zillow, Inc., Class A*	1,237	52,177

		822,768

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	33,716	333,114
Bank Mutual Corp.	18,410	83,765
BankFinancial Corp.	7,084	62,268
Beneficial Mutual Bancorp, Inc.*	12,596	120,418
Berkshire Hills Bancorp, Inc.	8,465	193,679
BofI Holding, Inc.*	3,887	101,256
Brookline Bancorp, Inc.	26,662	235,159
Cape Bancorp, Inc.*	3,864	36,167
Charter Financial Corp./Georgia	2,050	19,987
Clifton Savings Bancorp, Inc.	3,129	34,419
Dime Community Bancshares, Inc.	12,329	178,031
Doral Financial Corp.*	48,282	45,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ESB Financial Corp.	4,082	$56,985
ESSA Bancorp, Inc.	3,531	36,687
EverBank Financial Corp.	8,651	119,124
Farmer Mac, Class C	3,886	100,026
First Defiance Financial Corp.	3,890	67,141
First Federal Bancshares of Arkansas, Inc.*	1,292	12,623
First Financial Holdings, Inc.	6,529	84,812
First Financial Northwest, Inc.*	5,790	46,609
First PacTrust Bancorp, Inc.	4,207	52,630
Flushing Financial Corp.	11,795	186,361
Fox Chase Bancorp, Inc.	4,961	77,491
Franklin Financial Corp./Virginia*	5,359	91,425
Heritage Financial Group, Inc.	3,165	41,588
Hingham Institution for Savings	459	29,573
Home Bancorp, Inc.*	2,642	47,530
Home Federal Bancorp, Inc./Idaho	5,330	60,336
Home Loan Servicing Solutions Ltd.	10,208	166,084
HomeStreet, Inc.*	1,709	65,045
Kaiser Federal Financial Group, Inc.	3,286	49,586
Kearny Financial Corp.	5,590	54,447
Meridian Interstate Bancorp, Inc.*	3,095	51,067
MGIC Investment Corp.*	70,934	108,529
NASB Financial, Inc.*	1,528	37,956
Nationstar Mortgage Holdings, Inc.*	7,349	243,840
Northfield Bancorp, Inc./New Jersey	5,984	95,864
Northwest Bancshares, Inc.	37,247	455,531
OceanFirst Financial Corp.	5,709	83,751
Ocwen Financial Corp.*	40,492	1,109,886
Oritani Financial Corp.	17,148	258,077
Peoples Federal Bancshares, Inc.	2,269	39,208
Provident Financial Holdings, Inc.	3,613	51,341
Provident Financial Services, Inc.	23,265	367,354
Provident New York Bancorp	13,092	123,196
Radian Group, Inc.	50,383	218,662
Rockville Financial, Inc.	11,050	135,362
Roma Financial Corp.	2,835	25,231
SI Financial Group, Inc.	3,959	46,399
Territorial Bancorp, Inc.	4,328	99,328
Tree.com, Inc.*	2,126	33,314
TrustCo Bank Corp./New York	35,165	201,144
United Financial Bancorp, Inc.	6,170	89,280
ViewPoint Financial Group, Inc.	13,136	251,817
Walker & Dunlop, Inc.*	4,558	70,056
Waterstone Financial, Inc.*	2,657	13,790
Westfield Financial, Inc.	9,985	74,788
WSFS Financial Corp.	2,886	119,134

		7,293,690

Total Financials		98,754,247

Health Care (7.5%)
Biotechnology (2.2%)
Achillion Pharmaceuticals, Inc.*	21,240	221,108
Acorda Therapeutics, Inc.*	15,249	390,527
Aegerion Pharmaceuticals, Inc.*	8,965	132,861
Affymax, Inc.*	13,277	279,614
Agenus, Inc.*	8,476	39,074
Alkermes plc*	46,402	962,841
Alnylam Pharmaceuticals, Inc.*	17,757	333,654
AMAG Pharmaceuticals, Inc.*	8,025	142,363
Amicus Therapeutics, Inc.*	11,312	58,822
Anacor Pharmaceuticals, Inc.*	6,148	40,454
Arena Pharmaceuticals, Inc.*	80,906	673,138
ArQule, Inc.*	21,583	110,289
Array BioPharma, Inc.*	32,316	189,372
Astex Pharmaceuticals*	34,863	107,029
AVEO Pharmaceuticals, Inc.*	14,718	153,214
BioCryst Pharmaceuticals, Inc.*	18,421	78,105
Biospecifics Technologies Corp.*	1,436	27,887
Biotime, Inc.*	11,415	47,943
Celldex Therapeutics, Inc.*	21,675	136,552
Cepheid, Inc.*	24,407	842,286
ChemoCentryx, Inc.*	1,767	20,550
Clovis Oncology, Inc.*	5,220	106,749
Codexis, Inc.*	11,005	33,345
Coronado Biosciences, Inc.*	6,532	33,966
Cubist Pharmaceuticals, Inc.*	24,038	1,146,132
Curis, Inc.*	30,633	126,821
Cytori Therapeutics, Inc.*	22,036	97,179
Dendreon Corp.*	58,422	282,178
Discovery Laboratories, Inc.*	16,454	53,969
Durata Therapeutics, Inc.*	1,153	10,838
DUSA Pharmaceuticals, Inc.*	8,334	56,588
Dyax Corp.*	38,922	101,197
Dynavax Technologies Corp.*	65,906	313,713
Emergent Biosolutions, Inc.*	9,904	140,736
Enzon Pharmaceuticals, Inc.*	15,996	111,332
Exact Sciences Corp.*	23,032	253,582
Exelixis, Inc.*	67,047	323,167
Genomic Health, Inc.*	6,077	210,811
Geron Corp.*	50,396	85,673
GTx, Inc.*	10,683	48,928
Halozyme Therapeutics, Inc.*	34,397	260,041
Hyperion Therapeutics, Inc.*	920	9,780
Idenix Pharmaceuticals, Inc.*	32,101	146,702
ImmunoCellular Therapeutics Ltd.*	14,923	41,934
Immunogen, Inc.*	30,962	452,045
Immunomedics, Inc.*	25,200	88,452
Infinity Pharmaceuticals, Inc.*	9,003	212,021
InterMune, Inc.*	24,802	222,474
Ironwood Pharmaceuticals, Inc.*	28,456	363,668
Isis Pharmaceuticals, Inc.*	37,224	523,742
Keryx Biopharmaceuticals, Inc.*	24,151	68,106
Lexicon Pharmaceuticals, Inc.*	74,927	173,831
Ligand Pharmaceuticals, Inc., Class B*	6,580	112,847
MannKind Corp.*	43,782	126,092
Maxygen, Inc.	10,626	28,053
Merrimack Pharmaceuticals, Inc.*	5,634	52,847
Momenta Pharmaceuticals, Inc.*	17,941	261,400
Neurocrine Biosciences, Inc.*	24,994	199,452
NewLink Genetics Corp.*	4,753	77,141
Novavax, Inc.*	43,420	93,787
NPS Pharmaceuticals, Inc.*	32,325	299,006
OncoGenex Pharmaceutical, Inc.*	5,544	78,558
Oncothyreon, Inc.*	21,569	110,865
Opko Health, Inc.*	41,046	171,572
Orexigen Therapeutics, Inc.*	22,881	130,651
Osiris Therapeutics, Inc.*	5,852	64,665
PDL BioPharma, Inc.	53,800	413,722
Pharmacyclics, Inc.*	20,622	1,330,119
Progenics Pharmaceuticals, Inc.*	11,023	31,636
Raptor Pharmaceutical Corp.*	17,850	99,246
Repligen Corp.*	11,380	67,825
Rigel Pharmaceuticals, Inc.*	27,078	277,550
Sangamo BioSciences, Inc.*	20,070	122,026
Seattle Genetics, Inc.*	36,110	973,165
SIGA Technologies, Inc.*	11,760	37,632
Spectrum Pharmaceuticals, Inc.*	22,615	264,596
Sunesis Pharmaceuticals, Inc.*	9,592	54,195
Synageva BioPharma Corp.*	3,789	202,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Synergy Pharmaceuticals, Inc.*	15,469	$73,942
Synta Pharmaceuticals Corp.*	13,910	105,994
Targacept, Inc.*	9,572	46,807
Tesaro, Inc.*	720	10,246
Theravance, Inc.*	23,024	596,552
Threshold Pharmaceuticals, Inc.*	16,926	122,544
Trius Therapeutics, Inc.*	9,200	53,636
Vanda Pharmaceuticals, Inc.*	11,711	47,195
Verastem, Inc.*	2,452	23,024
Vical, Inc.*	28,769	124,282
XOMA Corp.*	25,549	94,276
ZIOPHARM Oncology, Inc.*	25,353	138,174

		18,205,149

Health Care Equipment & Supplies (1.9%)
Abaxis, Inc.*	8,169	293,431
ABIOMED, Inc.*	12,697	266,510
Accuray, Inc.*	27,386	193,893
Align Technology, Inc.*	26,834	992,053
Alphatec Holdings, Inc.*	18,674	30,812
Analogic Corp.	4,676	365,523
AngioDynamics, Inc.*	9,472	115,558
Anika Therapeutics, Inc.*	4,393	65,983
Antares Pharma, Inc.*	32,993	143,849
ArthroCare Corp.*	10,595	343,278
AtriCure, Inc.*	5,741	42,713
Atrion Corp.	584	129,356
Cantel Medical Corp.	8,053	218,075
Cardiovascular Systems, Inc.*	6,187	71,522
Cerus Corp.*	20,368	69,251
Conceptus, Inc.*	11,774	239,130
CONMED Corp.	10,591	301,844
CryoLife, Inc.	9,901	66,535
Cyberonics, Inc.*	10,370	543,595
Cynosure, Inc., Class A*	3,776	99,611
Derma Sciences, Inc.*	3,420	35,500
DexCom, Inc.*	26,024	391,141
Endologix, Inc.*	21,012	290,386
EnteroMedics, Inc.*	9,281	33,876
Exactech, Inc.*	3,473	61,924
Globus Medical, Inc., Class A*	2,898	52,251
Greatbatch, Inc.*	8,299	201,915
Haemonetics Corp.*	9,605	770,321
Hansen Medical, Inc.*	20,273	39,532
HeartWare International, Inc.*	5,389	509,207
ICU Medical, Inc.*	4,773	288,671
Insulet Corp.*	18,167	392,044
Integra LifeSciences Holdings Corp.*	7,373	303,030
Invacare Corp.	12,085	170,882
IRIS International, Inc.*	5,771	112,650
MAKO Surgical Corp.*	13,756	239,492
Masimo Corp.*	19,023	459,976
Meridian Bioscience, Inc.	15,875	304,483
Merit Medical Systems, Inc.*	15,772	235,476
Natus Medical, Inc.*	10,984	143,561
Navidea Biopharmaceuticals, Inc.*	36,096	99,264
Neogen Corp.*	8,955	382,379
NuVasive, Inc.*	16,434	376,503
NxStage Medical, Inc.*	18,706	247,106
OraSure Technologies, Inc.*	19,681	218,853
Orthofix International N.V.*	7,129	319,023
Palomar Medical Technologies, Inc.*	7,820	73,821
PhotoMedex, Inc.*	4,975	69,949
Quidel Corp.*	10,654	201,680
Rochester Medical Corp.*	3,993	47,157
Rockwell Medical Technologies, Inc.*	7,885	64,420
RTI Biologics, Inc.*	21,691	90,451
Solta Medical, Inc.*	24,459	76,801
Spectranetics Corp.*	13,375	197,281
STAAR Surgical Co.*	13,225	99,981
STERIS Corp.	21,177	751,148
SurModics, Inc.*	4,177	84,459
Symmetry Medical, Inc.*	13,925	137,718
Tornier N.V.*	5,732	108,621
Unilife Corp.*	31,266	97,550
Utah Medical Products, Inc.	1,208	41,060
Vascular Solutions, Inc.*	6,458	95,643
Volcano Corp.*	20,289	579,657
West Pharmaceutical Services, Inc.	12,876	683,329
Wright Medical Group, Inc.*	15,104	333,949
Young Innovations, Inc.	1,964	76,792
Zeltiq Aesthetics, Inc.*	6,413	36,169

		15,219,604

Health Care Providers & Services (1.6%)
Acadia Healthcare Co., Inc.*	8,777	209,331
Accretive Health, Inc.*	21,415	238,991
Air Methods Corp.*	4,888	583,481
Almost Family, Inc.*	3,167	67,394
Amedisys, Inc.*	11,149	153,968
AMN Healthcare Services, Inc.*	15,417	155,095
Amsurg Corp.*	12,072	342,603
Assisted Living Concepts, Inc., Class A	7,307	55,752
Bio-Reference Labs, Inc.*	9,180	262,364
BioScrip, Inc.*	16,682	151,973
Capital Senior Living Corp.*	10,500	151,935
Centene Corp.*	19,211	718,684
Chemed Corp.	7,245	502,006
Chindex International, Inc.*	3,950	40,804
Corvel Corp.*	2,400	107,400
Cross Country Healthcare, Inc.*	9,384	44,293
Emeritus Corp.*	11,481	240,412
Ensign Group, Inc.	6,632	202,972
ExamWorks Group, Inc.*	11,186	166,895
Five Star Quality Care, Inc.*	16,670	85,184
Gentiva Health Services, Inc.*	11,703	132,478
Hanger, Inc.*	13,020	371,461
HealthSouth Corp.*	35,426	852,350
Healthways, Inc.*	11,740	137,475
HMS Holdings Corp.*	32,159	1,075,075
IPC The Hospitalist Co., Inc.*	6,376	291,383
Kindred Healthcare, Inc.*	19,626	223,344
Landauer, Inc.	3,542	211,528
LHC Group, Inc.*	5,985	110,543
Magellan Health Services, Inc.*	9,917	511,816
Metropolitan Health Networks, Inc.*	16,915	157,986
Molina Healthcare, Inc.*	11,429	287,439
MWI Veterinary Supply, Inc.*	4,840	516,331
National Healthcare Corp.	4,021	191,963
National Research Corp.	922	46,349
Owens & Minor, Inc.	24,153	721,692
PDI, Inc.*	3,572	28,469
PharMerica Corp.*	11,045	139,830
Providence Service Corp.*	5,096	66,197
PSS World Medical, Inc.*	19,216	437,741
Select Medical Holdings Corp.*	13,503	151,639
Skilled Healthcare Group, Inc., Class A*	6,598	42,425
Sun Healthcare Group, Inc.*	10,032	84,921
Sunrise Senior Living, Inc.*	21,545	307,447
Team Health Holdings, Inc.*	10,817	293,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Triple-S Management Corp., Class B*	7,380	$154,242
U.S. Physical Therapy, Inc.	4,451	122,981
Universal American Corp.*	14,251	131,679
Vanguard Health Systems, Inc.*	11,525	142,564
WellCare Health Plans, Inc.*	16,137	912,547

		13,336,897

Health Care Technology (0.4%)
athenahealth, Inc.*	13,405	1,230,177
Computer Programs & Systems, Inc.	4,139	229,921
Epocrates, Inc.*	7,013	81,701
Greenway Medical Technologies*	3,238	55,370
HealthStream, Inc.*	7,395	210,462
MedAssets, Inc.*	22,188	394,946
Medidata Solutions, Inc.*	8,465	351,297
Mediware Information Systems*	1,258	27,563
Merge Healthcare, Inc.*	21,270	81,464
Omnicell, Inc.*	12,463	173,236
Quality Systems, Inc.	15,021	278,640
Vocera Communications, Inc.*	2,600	80,366

		3,195,143

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	26,803	116,057
BG Medicine, Inc.*	4,175	15,364
Cambrex Corp.*	11,557	135,564
Fluidigm Corp.*	8,440	143,480
Furiex Pharmaceuticals, Inc.*	2,809	53,596
Harvard Bioscience, Inc.*	10,453	44,216
Luminex Corp.*	15,783	306,821
Pacific Biosciences of California, Inc.*	11,450	20,953
PAREXEL International Corp.*	22,738	699,421
Sequenom, Inc.*	42,975	151,702

		1,687,174

Pharmaceuticals (1.2%)
Acura Pharmaceuticals, Inc.*	3,634	6,323
Akorn, Inc.*	21,653	286,253
Ampio Pharmaceuticals, Inc.*	11,077	43,200
Auxilium Pharmaceuticals, Inc.*	18,402	450,113
AVANIR Pharmaceuticals, Inc., Class A*	52,798	168,954
BioDelivery Sciences International, Inc.*	8,176	51,672
Cadence Pharmaceuticals, Inc.*	23,227	91,050
Cempra, Inc.*	1,445	10,765
Corcept Therapeutics, Inc.*	18,840	52,564
Cornerstone Therapeutics, Inc.*	3,083	15,816
Cumberland Pharmaceuticals, Inc.*	4,425	28,585
Depomed, Inc.*	20,291	119,920
Endocyte, Inc.*	11,265	112,312
Hi-Tech Pharmacal Co., Inc.*	4,216	139,592
Horizon Pharma, Inc.*	10,736	37,254
Impax Laboratories, Inc.*	25,468	661,149
Jazz Pharmaceuticals plc*	15,757	898,307
Lannett Co., Inc.*	5,060	24,440
MAP Pharmaceuticals, Inc.*	10,188	158,627
Medicines Co.*	20,972	541,287
Medicis Pharmaceutical Corp., Class A	21,324	922,689
Nektar Therapeutics*	42,869	457,841
Obagi Medical Products, Inc.*	7,265	90,159
Omeros Corp.*	9,462	88,943
Optimer Pharmaceuticals, Inc.*	18,078	255,261
Pacira Pharmaceuticals, Inc.*	6,984	121,522
Pain Therapeutics, Inc.*	13,272	67,024
Par Pharmaceutical Cos., Inc.*	14,010	700,220
Pernix Therapeutics Holdings*	3,430	25,553
Pozen, Inc.*	10,394	68,912
Questcor Pharmaceuticals, Inc.*	20,420	377,770
Repros Therapeutics, Inc.*	5,498	83,735
Sagent Pharmaceuticals, Inc.*	3,603	57,468
Santarus, Inc.*	21,390	189,943
Sciclone Pharmaceuticals, Inc.*	21,415	118,853
Sucampo Pharmaceuticals, Inc., Class A*	4,512	22,695
Supernus Pharmaceuticals, Inc.*	931	10,753
Transcept Pharmaceuticals, Inc.*	4,684	24,872
Ventrus Biosciences, Inc.*	4,722	16,905
ViroPharma, Inc.*	26,443	799,107
Vivus, Inc.*	37,873	674,897
XenoPort, Inc.*	15,281	175,120
Zogenix, Inc.*	18,042	47,992

		9,296,417

Total Health Care		60,940,384

Industrials (8.1%)
Aerospace & Defense (0.9%)
AAR Corp.	14,954	245,545
Aerovironment, Inc.*	6,795	159,479
American Science & Engineering, Inc.	2,833	185,873
API Technologies Corp.*	12,037	34,546
Astronics Corp.*	3,818	117,594
Ceradyne, Inc.	9,340	228,176
CPI Aerostructures, Inc.*	2,105	22,818
Cubic Corp.	5,645	282,589
Curtiss-Wright Corp.	17,781	581,439
DigitalGlobe, Inc.*	13,324	271,676
Esterline Technologies Corp.*	11,649	653,975
GenCorp, Inc.*	21,996	208,742
GeoEye, Inc.*	5,821	153,849
HEICO Corp.	19,979	772,988
Hexcel Corp.*	37,812	908,244
KEYW Holding Corp.*	7,226	90,325
Kratos Defense & Security Solutions, Inc.*	15,662	91,466
LMI Aerospace, Inc.*	3,222	65,858
Moog, Inc., Class A*	17,232	652,576
National Presto Industries, Inc.	1,805	131,548
Orbital Sciences Corp.*	21,661	315,384
SIFCO Industries, Inc.	842	15,324
Sypris Solutions, Inc.	3,735	26,668
Taser International, Inc.*	21,253	128,156
Teledyne Technologies, Inc.*	13,953	884,481

		7,229,319

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	20,386	89,698
Atlas Air Worldwide Holdings, Inc.*	9,706	501,121
Echo Global Logistics, Inc.*	5,621	96,400
Forward Air Corp.	10,874	330,678
Hub Group, Inc., Class A*	14,109	418,755
Pacer International, Inc.*	13,524	53,826
Park-Ohio Holdings Corp.*	3,475	75,303
XPO Logistics, Inc.*	6,703	82,045

		1,647,826

Airlines (0.4%)
Alaska Air Group, Inc.*	26,700	936,102
Allegiant Travel Co.*	5,648	357,857
Hawaiian Holdings, Inc.*	19,223	107,457
JetBlue Airways Corp.*	88,698	424,863
Republic Airways Holdings, Inc.*	18,757	86,845
SkyWest, Inc.	17,535	181,136
Spirit Airlines, Inc.*	15,696	268,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Airways Group, Inc.*	61,639	$644,744

		3,007,092

Building Products (0.5%)
A.O. Smith Corp.	14,788	850,902
AAON, Inc.	6,995	137,732
Ameresco, Inc., Class A*	7,822	92,378
American Woodmark Corp.*	3,792	75,726
Apogee Enterprises, Inc.	10,508	206,167
Builders FirstSource, Inc.*	17,928	93,046
Gibraltar Industries, Inc.*	11,314	145,045
Griffon Corp.	16,769	172,721
Insteel Industries, Inc.	6,970	81,758
NCI Building Systems, Inc.*	6,736	67,562
Nortek, Inc.*	2,934	160,578
Patrick Industries, Inc.*	1,453	22,478
PGT, Inc.*	6,861	22,504
Quanex Building Products Corp.	13,117	247,124
Simpson Manufacturing Co., Inc.	15,161	433,908
Trex Co., Inc.*	5,327	181,757
Universal Forest Products, Inc.	7,011	291,237
USG Corp.*	28,182	618,595

		3,901,218

Commercial Services & Supplies (1.3%)
A.T. Cross Co., Class A*	3,975	39,631
ABM Industries, Inc.	20,360	385,415
ACCO Brands Corp.*	42,933	278,635
Acorn Energy, Inc.	6,753	60,237
American Reprographics Co.*	14,245	60,826
Asset Acceptance Capital Corp.*	5,851	43,649
Asta Funding, Inc.	4,019	37,738
Brink’s Co.	17,937	460,802
Casella Waste Systems, Inc., Class A*	10,105	43,249
CECO Environmental Corp.	2,662	26,008
Cenveo, Inc.*	22,537	51,610
Consolidated Graphics, Inc.*	3,164	82,549
Courier Corp.	3,881	47,426
Deluxe Corp.	18,885	577,126
Encore Capital Group, Inc.*	8,335	235,547
EnergySolutions, Inc.*	30,175	82,378
EnerNOC, Inc.*	9,688	125,750
Ennis, Inc.	9,759	160,145
G&K Services, Inc., Class A	6,961	217,949
GEO Group, Inc.	23,411	647,782
Healthcare Services Group, Inc.	25,376	580,349
Heritage-Crystal Clean, Inc.*	2,935	58,260
Herman Miller, Inc.	22,226	432,073
HNI Corp.	17,302	441,374
InnerWorkings, Inc.*	12,069	157,138
Interface, Inc.	22,281	294,332
Intersections, Inc.	3,436	36,215
Kimball International, Inc., Class B	12,246	149,646
Knoll, Inc.	17,903	249,747
McGrath RentCorp	9,411	245,533
Metalico, Inc.*	14,056	35,983
Mine Safety Appliances Co.	10,492	391,037
Mobile Mini, Inc.*	14,512	242,496
Multi-Color Corp.	5,126	118,718
NL Industries, Inc.	2,373	27,266
Performant Financial Corp.*	1,751	18,683
Portfolio Recovery Associates, Inc.*	6,325	660,520
Quad/Graphics, Inc.	9,636	163,427
Schawk, Inc.	4,702	61,361
Standard Parking Corp.*	5,919	132,763
Steelcase, Inc., Class A	28,573	281,444
Swisher Hygiene, Inc.*	42,835	59,112
Sykes Enterprises, Inc.*	14,876	199,933
Team, Inc.*	7,612	242,442
Tetra Tech, Inc.*	24,116	633,286
TMS International Corp., Class A*	5,189	51,371
TRC Cos., Inc.*	6,051	45,504
U.S. Ecology, Inc.	6,847	147,758
UniFirst Corp.	5,500	367,345
United Stationers, Inc.	15,446	401,905
Viad Corp.	7,637	159,308

		10,750,781

Construction & Engineering (0.4%)
Aegion Corp.*	14,844	284,411
Argan, Inc.	3,642	63,553
Comfort Systems USA, Inc.	14,215	155,370
Dycom Industries, Inc.*	12,606	181,274
EMCOR Group, Inc.	25,364	723,889
Furmanite Corp.*	14,387	81,718
Granite Construction, Inc.	14,177	407,163
Great Lakes Dredge & Dock Corp.	21,941	168,946
Layne Christensen Co.*	7,406	145,232
MasTec, Inc.*	19,946	392,936
Michael Baker Corp.*	3,339	79,668
MYR Group, Inc.*	7,576	151,141
Northwest Pipe Co.*	3,632	89,529
Orion Marine Group, Inc.*	9,567	71,083
Pike Electric Corp.*	6,899	54,847
Primoris Services Corp.	11,314	147,648
Sterling Construction Co., Inc.*	5,763	57,515
Tutor Perini Corp.*	13,557	155,092

		3,411,015

Electrical Equipment (0.7%)
A123 Systems, Inc.*	40,553	10,138
Acuity Brands, Inc.	15,798	999,855
American Superconductor Corp.*	15,663	65,002
AZZ, Inc.	9,425	357,962
Belden, Inc.	17,339	639,462
Brady Corp., Class A	18,601	544,637
Capstone Turbine Corp.*	113,080	113,080
Coleman Cable, Inc.	2,873	27,696
Encore Wire Corp.	5,607	164,061
EnerSys, Inc.*	18,221	643,019
Enphase Energy, Inc.*	3,222	13,339
Franklin Electric Co., Inc.	8,907	538,784
FuelCell Energy, Inc.*	61,207	53,862
Generac Holdings, Inc.	9,288	212,602
Global Power Equipment Group, Inc.	6,464	119,519
II-VI, Inc.*	19,986	380,134
LSI Industries, Inc.	6,784	45,724
Powell Industries, Inc.*	3,344	129,313
Preformed Line Products Co.	819	44,480
Thermon Group Holdings, Inc.*	5,615	140,319
Vicor Corp.*	6,942	46,303

		5,289,291

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	13,772	405,310
Seaboard Corp.*	116	262,175
Standex International Corp.	4,463	198,380

		865,865

Machinery (1.7%)
Accuride Corp.*	17,967	83,726
Actuant Corp., Class A	26,785	766,587
Alamo Group, Inc.	2,572	86,882
Albany International Corp., Class A	10,352	227,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Altra Holdings, Inc.	10,079	$183,438
American Railcar Industries, Inc.*	3,724	105,538
Ampco-Pittsburgh Corp.	2,986	55,092
Astec Industries, Inc.*	7,290	230,437
Barnes Group, Inc.	20,697	517,632
Blount International, Inc.*	18,919	248,974
Briggs & Stratton Corp.	18,303	341,717
Cascade Corp.	3,402	186,225
Chart Industries, Inc.*	11,350	838,198
CIRCOR International, Inc.	6,492	245,073
CLARCOR, Inc.	18,338	818,425
Columbus McKinnon Corp.*	7,218	109,064
Commercial Vehicle Group, Inc.*	9,310	68,429
Douglas Dynamics, Inc.	8,602	127,224
Dynamic Materials Corp.	5,134	77,113
Eastern Co.	2,227	41,734
Energy Recovery, Inc.*	15,310	45,318
EnPro Industries, Inc.*	7,745	278,897
ESCO Technologies, Inc.	10,229	397,397
Federal Signal Corp.*	23,324	147,408
Flow International Corp.*	18,419	68,150
FreightCar America, Inc.	4,559	81,105
Gorman-Rupp Co.	5,675	153,225
Graham Corp.	3,890	70,292
Greenbrier Cos., Inc.*	8,694	140,321
Hardinge, Inc.	4,220	43,255
Hurco Cos., Inc.*	2,494	57,063
John Bean Technologies Corp.	10,705	174,813
Kadant, Inc.*	4,379	101,549
Kaydon Corp.	12,198	272,503
L.B. Foster Co., Class A	3,455	111,735
Lindsay Corp.	4,871	350,566
Lydall, Inc.*	6,084	85,724
Meritor, Inc.*	37,367	158,436
Met-Pro Corp.	5,332	47,721
Middleby Corp.*	7,113	822,547
Miller Industries, Inc.	4,400	70,620
Mueller Industries, Inc.	10,310	468,796
Mueller Water Products, Inc., Class A	58,336	285,846
NN, Inc.*	6,800	57,732
Omega Flex, Inc.*	853	9,050
PMFG, Inc.*	7,785	62,981
Proto Labs, Inc.*	1,868	63,176
RBC Bearings, Inc.*	8,419	404,954
Rexnord Corp.*	11,012	200,639
Robbins & Myers, Inc.	14,374	856,690
Sauer-Danfoss, Inc.	4,317	173,587
Sun Hydraulics Corp.	7,899	209,876
Tennant Co.	7,120	304,878
Titan International, Inc.	16,181	285,756
Trimas Corp.*	12,208	294,335
Twin Disc, Inc.	3,357	60,090
Wabash National Corp.*	25,633	182,763
Watts Water Technologies, Inc., Class A	9,933	375,765
Woodward, Inc.	26,235	891,465

		14,225,965

Marine (0.0%)
Genco Shipping & Trading Ltd.*	8,573	31,549
International Shipholding Corp.	1,956	32,998
Rand Logistics, Inc.*	6,557	49,374

		113,921

Professional Services (0.7%)
Acacia Research Corp.*	18,872	517,282
Advisory Board Co.*	13,024	622,938
Barrett Business Services, Inc.	2,563	69,457
CBIZ, Inc.*	15,087	90,824
CDI Corp.	4,947	84,247
Corporate Executive Board Co.	12,625	677,079
CRA International, Inc.*	4,170	72,058
Dolan Co.*	11,643	62,639
Exponent, Inc.*	5,134	293,100
Franklin Covey Co.*	5,480	65,760
FTI Consulting, Inc.*	15,150	404,202
GP Strategies Corp.*	5,731	110,723
Heidrick & Struggles International, Inc.	6,700	85,358
Hill International, Inc.*	8,546	37,261
Hudson Global, Inc.*	13,100	58,426
Huron Consulting Group, Inc.*	8,724	303,770
ICF International, Inc.*	6,858	137,846
Insperity, Inc.	8,544	215,565
Kelly Services, Inc., Class A	10,024	126,302
Kforce, Inc.*	11,141	131,352
Korn/Ferry International*	18,379	281,750
Mistras Group, Inc.*	5,948	137,994
Navigant Consulting, Inc.*	20,106	222,171
Odyssey Marine Exploration, Inc.*	28,381	89,684
On Assignment, Inc.*	16,265	323,999
Pendrell Corp.*	58,919	66,578
Resources Connection, Inc.	16,165	211,923
RPX Corp.*	8,039	90,117
TrueBlue, Inc.*	14,999	235,784
VSE Corp.	1,400	34,286
WageWorks, Inc.*	2,513	43,852

		5,904,327

Road & Rail (0.7%)
Amerco, Inc.	3,060	325,462
Arkansas Best Corp.	9,463	74,947
Avis Budget Group, Inc.*	40,297	619,768
Celadon Group, Inc.	7,542	121,200
Dollar Thrifty Automotive Group, Inc.*	10,503	913,026
Genesee & Wyoming, Inc., Class A*	16,463	1,100,716
Heartland Express, Inc.	17,930	239,545
Knight Transportation, Inc.	22,043	315,215
Marten Transport Ltd.	5,762	101,238
Old Dominion Freight Line, Inc.*	26,557	800,959
Patriot Transportation Holding, Inc.*	2,471	68,891
Quality Distribution, Inc.*	8,140	75,295
RailAmerica, Inc.*	7,151	196,438
Roadrunner Transportation Systems, Inc.*	4,914	79,508
Saia, Inc.*	6,061	122,069
Swift Transportation Co.*	29,657	255,643
Universal Truckload Services, Inc.	1,901	30,359
Werner Enterprises, Inc.	15,682	335,124
Zipcar, Inc.*	10,196	79,325

		5,854,728

Trading Companies & Distributors (0.5%)
Aceto Corp.	10,402	98,299
Aircastle Ltd.	22,355	253,282
Applied Industrial Technologies, Inc.	16,051	664,993
Beacon Roofing Supply, Inc.*	17,805	507,443
BlueLinx Holdings, Inc.*	8,455	19,785
CAI International, Inc.*	4,773	97,942
DXP Enterprises, Inc.*	3,448	164,711
Edgen Group, Inc.*	5,657	43,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
H&E Equipment Services, Inc.	10,700	$129,684
Houston Wire & Cable Co.	6,870	73,921
Kaman Corp.	10,114	362,688
Rush Enterprises, Inc., Class A*	12,737	245,315
SeaCube Container Leasing Ltd.	4,258	79,837
TAL International Group, Inc.	11,131	378,231
Textainer Group Holdings Ltd.	4,671	142,699
Titan Machinery, Inc.*	6,474	131,293
Watsco, Inc.	11,171	846,650
Willis Lease Finance Corp.*	2,068	25,519

		4,266,134

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	6,713	91,700

Total Industrials		66,559,182

Information Technology (9.5%)
Communications Equipment (1.1%)
ADTRAN, Inc.	24,187	417,951
Ambient Corp.*	1,254	6,596
Anaren, Inc.*	4,240	84,758
Arris Group, Inc.*	43,094	551,172
Aruba Networks, Inc.*	41,380	930,429
Aviat Networks, Inc.*	23,212	55,245
Aware, Inc.	4,160	26,208
Bel Fuse, Inc., Class B	3,716	69,415
Black Box Corp.	6,315	161,096
CalAmp Corp.*	10,744	88,208
Calix, Inc.*	15,144	96,922
Ciena Corp.*	37,729	513,114
Comtech Telecommunications Corp.	6,212	171,700
Digi International, Inc.*	9,549	97,018
Emulex Corp.*	32,913	237,303
Extreme Networks, Inc.*	34,586	115,517
Finisar Corp.*	34,709	496,339
Globecomm Systems, Inc.*	8,400	93,660
Harmonic, Inc.*	45,686	207,414
Infinera Corp.*	41,603	227,984
InterDigital, Inc.	16,144	601,848
Ixia*	16,005	257,200
KVH Industries, Inc.*	5,890	79,456
Loral Space & Communications, Inc.	4,041	287,315
NETGEAR, Inc.*	14,426	550,208
Numerex Corp., Class A*	3,179	36,018
Oclaro, Inc.*	24,749	66,822
Oplink Communications, Inc.*	7,377	122,016
Parkervision, Inc.*	28,468	66,615
PC-Tel, Inc.	6,747	47,566
Plantronics, Inc.	15,768	557,083
Procera Networks, Inc.*	7,181	168,754
ShoreTel, Inc.*	18,239	74,598
Sonus Networks, Inc.*	79,464	149,392
Sycamore Networks, Inc.*	7,602	117,071
Symmetricom, Inc.*	16,527	115,193
Tellabs, Inc.	138,249	489,402
Telular Corp.	6,168	61,063
Tessco Technologies, Inc.	1,994	42,213
Ubiquiti Networks, Inc.*	4,042	48,100
ViaSat, Inc.*	14,254	532,815
Westell Technologies, Inc., Class A*	17,757	38,000

		9,156,797

Computers & Peripherals (0.4%)
3D Systems Corp.*	17,669	580,427
Avid Technology, Inc.*	11,343	107,305
Cray, Inc.*	13,140	166,878
Datalink Corp.*	5,745	47,569
Electronics for Imaging, Inc.*	17,477	290,293
Imation Corp.*	12,155	67,947
Immersion Corp.*	10,036	54,897
Intermec, Inc.*	22,568	140,147
Intevac, Inc.*	9,220	56,334
OCZ Technology Group, Inc.*	26,154	90,754
QLogic Corp.*	36,981	422,323
Quantum Corp.*	88,880	143,097
Silicon Graphics International Corp.*	11,784	107,234
STEC, Inc.*	13,918	93,947
Stratasys, Inc.*	8,126	442,054
Super Micro Computer, Inc.*	11,274	135,626
Synaptics, Inc.*	12,800	307,456

		3,254,288

Electronic Equipment, Instruments & Components (1.3%)
Aeroflex Holding Corp.*	7,773	51,535
Agilysys, Inc.*	6,006	51,652
Anixter International, Inc.	10,660	612,524
Audience, Inc.*	2,334	14,471
Badger Meter, Inc.	5,006	182,168
Benchmark Electronics, Inc.*	21,859	333,787
Brightpoint, Inc.*	26,556	238,473
Checkpoint Systems, Inc.*	15,179	125,682
Cognex Corp.	16,220	560,888
Coherent, Inc.*	9,036	414,391
CTS Corp.	12,826	129,158
Daktronics, Inc.	13,279	126,283
DTS, Inc.*	6,859	159,677
Echelon Corp.*	15,174	58,268
Electro Rent Corp.	7,108	125,740
Electro Scientific Industries, Inc.	8,526	104,188
Fabrinet*	8,444	97,866
FARO Technologies, Inc.*	6,422	265,357
FEI Co.	14,022	750,177
GSI Group, Inc.*	11,035	98,322
Insight Enterprises, Inc.*	15,737	275,083
InvenSense, Inc.*	13,884	165,914
Kemet Corp.*	16,598	73,031
Key Tronic Corp.*	3,908	38,767
Littelfuse, Inc.	8,214	464,420
Maxwell Technologies, Inc.*	10,489	85,171
Measurement Specialties, Inc.*	5,596	184,556
Mercury Computer Systems, Inc.*	11,354	120,579
Mesa Laboratories, Inc.	947	45,816
Methode Electronics, Inc.	13,869	134,668
MTS Systems Corp.	6,088	326,012
Multi-Fineline Electronix, Inc.*	3,506	79,060
Neonode, Inc.*	8,431	31,785
Newport Corp.*	14,827	163,987
OSI Systems, Inc.*	7,541	586,991
Park Electrochemical Corp.	7,755	192,557
PC Connection, Inc.	2,992	34,438
Plexus Corp.*	13,292	402,615
Power-One, Inc.*	25,840	144,704
RadiSys Corp.*	8,577	30,877
RealD, Inc.*	16,796	150,156
Richardson Electronics Ltd.	4,772	56,644
Rofin-Sinar Technologies, Inc.*	10,675	210,618
Rogers Corp.*	6,258	265,089
Sanmina-SCI Corp.*	29,682	252,000
ScanSource, Inc.*	10,457	334,833
SYNNEX Corp.*	9,978	325,083
TTM Technologies, Inc.*	20,686	195,069
Universal Display Corp.*	15,102	519,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Viasystems Group, Inc.*	1,642	$28,407
Vishay Precision Group, Inc.*	4,990	69,760
Zygo Corp.*	5,943	108,697

		10,597,201

Internet Software & Services (1.4%)
Active Network, Inc.*	14,769	185,056
Ancestry.com, Inc.*	10,910	328,173
Angie’s List, Inc.*	13,548	143,338
Bankrate, Inc.*	17,591	274,068
Bazaarvoice, Inc.*	3,707	56,161
Blucora, Inc.*	14,926	265,832
Brightcove, Inc.*	1,963	22,928
Carbonite, Inc.*	4,342	30,437
comScore, Inc.*	13,498	205,845
Constant Contact, Inc.*	11,595	201,753
Cornerstone OnDemand, Inc.*	12,806	392,632
CoStar Group, Inc.*	10,474	854,050
DealerTrack Holdings, Inc.*	16,112	448,719
Demand Media, Inc.*	11,444	124,396
Demandware, Inc.*	2,532	80,391
Dice Holdings, Inc.*	17,194	144,773
Digital River, Inc.*	14,046	234,006
E2open, Inc.*	704	9,560
EarthLink, Inc.	38,622	274,989
Envestnet, Inc.*	8,325	97,403
ExactTarget, Inc.*	3,778	91,503
Internap Network Services Corp.*	19,599	138,173
IntraLinks Holdings, Inc.*	14,002	91,573
Ipass, Inc.*	18,913	41,609
j2 Global, Inc.	16,683	547,536
Keynote Systems, Inc.	5,559	80,494
KIT Digital, Inc.*	21,025	63,075
Limelight Networks, Inc.*	24,162	56,539
Liquidity Services, Inc.*	8,930	448,375
LivePerson, Inc.*	20,940	379,223
LogMeIn, Inc.*	8,412	188,681
Marchex, Inc., Class B	7,047	26,920
Market Leader, Inc.*	7,974	53,426
MeetMe, Inc.*	7,330	20,891
Millennial Media, Inc.*	4,417	63,384
Monster Worldwide, Inc.*	46,101	337,920
Move, Inc.*	14,873	128,205
NIC, Inc.	24,571	363,651
OpenTable, Inc.*	8,617	358,467
Perficient, Inc.*	12,167	146,856
QuinStreet, Inc.*	12,528	105,110
RealNetworks, Inc.*	7,977	66,369
Responsys, Inc.*	13,608	139,210
Saba Software, Inc.*	11,182	111,708
SciQuest, Inc.*	6,812	123,978
Spark Networks, Inc.*	4,546	27,822
SPS Commerce, Inc.*	4,478	172,269
Stamps.com, Inc.*	5,417	125,349
support.com, Inc.*	16,592	70,184
Synacor, Inc.*	2,637	19,988
TechTarget, Inc.*	5,998	35,448
Travelzoo, Inc.*	2,778	65,477
United Online, Inc.	33,382	184,269
Unwired Planet, Inc.*	28,558	54,831
ValueClick, Inc.*	27,190	467,396
VistaPrint N.V.*	12,582	429,675
Vocus, Inc.*	7,844	157,351
Web.com Group, Inc.*	13,369	239,974
WebMD Health Corp.*	19,304	270,835
XO Group, Inc.*	10,194	85,120
Yelp, Inc.*	3,258	88,129
Zix Corp.*	23,840	68,421

		11,109,924

IT Services (1.1%)
Acxiom Corp.*	29,190	533,301
CACI International, Inc., Class A*	8,300	429,857
Cardtronics, Inc.*	16,762	499,172
Cass Information Systems, Inc.	3,421	143,579
CIBER, Inc.*	27,434	95,196
Computer Task Group, Inc.*	5,946	96,206
Convergys Corp.	44,320	694,494
CSG Systems International, Inc.*	13,009	292,573
EPAM Systems, Inc.*	1,862	35,266
Euronet Worldwide, Inc.*	19,148	359,791
ExlService Holdings, Inc.*	8,865	261,518
Forrester Research, Inc.	5,516	158,695
Global Cash Access Holdings, Inc.*	14,012	112,797
Hackett Group, Inc.*	9,172	38,339
Heartland Payment Systems, Inc.	14,714	466,140
Higher One Holdings, Inc.*	12,434	167,610
iGATE Corp.*	12,247	222,528
Innodata, Inc.*	8,244	33,388
Lionbridge Technologies, Inc.*	20,996	73,906
ManTech International Corp., Class A	8,702	208,848
Mattersight Corp.*	3,705	21,934
MAXIMUS, Inc.	12,583	751,457
ModusLink Global Solutions, Inc.*	15,345	56,623
MoneyGram International, Inc.*	8,129	121,447
PRGX Global, Inc.*	7,893	67,564
Sapient Corp.*	44,561	475,020
ServiceSource International, Inc.*	18,828	193,175
Syntel, Inc.	5,923	369,655
TeleTech Holdings, Inc.*	8,762	149,392
TNS, Inc.*	9,485	141,801
Unisys Corp.*	16,732	348,360
Virtusa Corp.*	7,039	125,083
Wright Express Corp.*	14,500	1,010,940

		8,755,655

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Energy Industries, Inc.*	15,088	185,884
Alpha & Omega Semiconductor Ltd.*	7,003	60,296
Amkor Technology, Inc.*	24,141	106,220
ANADIGICS, Inc.*	24,176	33,605
Applied Micro Circuits Corp.*	23,887	120,868
ATMI, Inc.*	12,324	228,857
AuthenTec, Inc.*	16,903	135,393
Axcelis Technologies, Inc.*	42,608	44,738
AXT, Inc.*	11,279	38,123
Brooks Automation, Inc.	24,659	198,012
Cabot Microelectronics Corp.	8,796	309,092
Cavium, Inc.*	18,284	609,406
CEVA, Inc.*	8,643	124,286
Cirrus Logic, Inc.*	24,418	937,407
Cohu, Inc.	9,126	85,693
Cymer, Inc.*	11,769	600,925
Diodes, Inc.*	13,246	225,315
DSP Group, Inc.*	6,818	40,499
Entegris, Inc.*	52,155	424,020
Entropic Communications, Inc.*	33,969	197,700
Exar Corp.*	13,759	110,072
First Solar, Inc.*	22,223	492,128
FormFactor, Inc.*	19,358	108,211
FSI International, Inc.*	15,238	94,476
GSI Technology, Inc.*	7,265	35,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
GT Advanced Technologies, Inc.*	44,389	$241,920
Hittite Microwave Corp.*	11,320	627,920
Inphi Corp.*	8,474	90,333
Integrated Device Technology, Inc.*	53,681	315,644
Integrated Silicon Solution, Inc.*	10,082	93,359
Intermolecular, Inc.*	5,269	37,410
International Rectifier Corp.*	26,331	439,464
Intersil Corp., Class A	48,452	423,955
IXYS Corp.*	9,041	89,687
Kopin Corp.*	25,945	97,553
Lattice Semiconductor Corp.*	44,075	168,807
LTX-Credence Corp.*	18,629	107,117
MA-COM Technology Solutions Holdings, Inc.*	2,327	29,553
Mattson Technology, Inc.*	22,336	21,666
MaxLinear, Inc., Class A*	8,576	57,374
MEMC Electronic Materials, Inc.*	88,043	242,118
Micrel, Inc.	18,874	196,667
Microsemi Corp.*	32,420	650,669
Mindspeed Technologies, Inc.*	14,481	50,104
MIPS Technologies, Inc.*	18,224	134,675
MKS Instruments, Inc.	19,903	507,328
Monolithic Power Systems, Inc.*	11,693	230,937
MoSys, Inc.*	11,060	44,682
Nanometrics, Inc.*	8,909	123,033
NeoPhotonics Corp.*	7,209	42,101
NVE Corp.*	1,837	108,732
OmniVision Technologies, Inc.*	19,626	273,881
PDF Solutions, Inc.*	9,277	126,724
Peregrine Semiconductor Corp.*	1,405	23,801
Pericom Semiconductor Corp.*	8,725	75,777
Photronics, Inc.*	23,667	127,092
PLX Technology, Inc.*	17,020	98,205
Power Integrations, Inc.	10,763	327,518
QuickLogic Corp.*	14,544	40,723
Rambus, Inc.*	42,049	232,952
RF Micro Devices, Inc.*	105,794	417,886
Rubicon Technology, Inc.*	6,219	59,578
Rudolph Technologies, Inc.*	11,894	124,887
Semtech Corp.*	24,954	627,593
Sigma Designs, Inc.*	12,604	83,312
Silicon Image, Inc.*	32,351	148,491
Spansion, Inc., Class A*	18,026	214,870
STR Holdings, Inc.*	10,429	32,330
SunPower Corp.*	15,048	67,867
Supertex, Inc.*	3,994	71,413
Tessera Technologies, Inc.	19,843	271,452
TriQuint Semiconductor, Inc.*	64,184	324,129
Ultra Clean Holdings, Inc.*	8,106	46,285
Ultratech, Inc.*	9,950	312,231
Veeco Instruments, Inc.*	14,821	444,926
Volterra Semiconductor Corp.*	9,675	211,592

		15,505,511

Software (2.3%)
Accelrys, Inc.*	20,819	180,293
ACI Worldwide, Inc.*	15,106	638,380
Actuate Corp.*	18,663	131,201
Advent Software, Inc.*	11,923	292,948
American Software, Inc., Class A	9,085	74,134
Aspen Technology, Inc.*	34,696	896,892
AVG Technologies N.V.*	2,732	26,227
Blackbaud, Inc.	17,114	409,367
Bottomline Technologies, Inc.*	12,628	311,785
BroadSoft, Inc.*	10,450	428,659
Callidus Software, Inc.*	13,864	68,349
CommVault Systems, Inc.*	16,646	977,120
Comverse Technology, Inc.*	83,137	511,293
Deltek, Inc.*	8,590	111,842
Digimarc Corp.	2,689	59,830
Ebix, Inc.	10,787	254,681
Ellie Mae, Inc.*	9,342	254,383
Eloqua, Inc.*	2,740	54,115
Envivio, Inc.*	3,094	6,807
EPIQ Systems, Inc.	11,787	158,182
ePlus, Inc.*	1,483	58,163
Exa Corp.*	981	10,644
Fair Isaac Corp.	13,046	577,416
FalconStor Software, Inc.*	10,827	25,443
Glu Mobile, Inc.*	20,802	96,313
Guidance Software, Inc.*	5,575	62,774
Guidewire Software, Inc.*	7,375	228,994
Imperva, Inc.*	3,707	137,122
Infoblox, Inc.*	3,003	69,820
Interactive Intelligence Group, Inc.*	5,719	171,856
JDA Software Group, Inc.*	16,181	514,232
Jive Software, Inc.*	6,294	98,879
Kenexa Corp.*	10,380	475,715
Manhattan Associates, Inc.*	7,628	436,856
Mentor Graphics Corp.*	35,352	547,249
MicroStrategy, Inc., Class A*	3,242	434,655
Monotype Imaging Holdings, Inc.	14,065	219,273
NetScout Systems, Inc.*	13,993	356,961
OPNET Technologies, Inc.	5,775	196,754
Parametric Technology Corp.*	44,308	965,914
Pegasystems, Inc.	6,530	189,631
Pervasive Software, Inc.*	4,814	41,400
Progress Software Corp.*	22,607	483,564
Proofpoint, Inc.*	2,427	36,041
PROS Holdings, Inc.*	8,058	153,666
QAD, Inc., Class A*	1,928	26,182
QAD, Inc., Class B*	249	3,324
QLIK Technologies, Inc.*	31,523	706,430
Quest Software, Inc.*†	21,243	594,804
RealPage, Inc.*	13,652	308,535
Rosetta Stone, Inc.*	3,863	49,253
Sapiens International Corp. N.V.*	4,908	17,865
SeaChange International, Inc.*	10,361	81,334
Sourcefire, Inc.*	11,228	550,509
SS&C Technologies Holdings, Inc.*	12,843	323,772
Synchronoss Technologies, Inc.*	10,509	240,656
Take-Two Interactive Software, Inc.*	29,758	310,376
Tangoe, Inc.*	11,338	148,868
TeleNav, Inc.*	7,109	42,441
TiVo, Inc.*	47,489	495,310
Tyler Technologies, Inc.*	11,445	503,809
Ultimate Software Group, Inc.*	9,958	1,016,712
VASCO Data Security International, Inc.*	10,215	95,817
Verint Systems, Inc.*	8,304	227,862
VirnetX Holding Corp.*	15,948	405,558
Websense, Inc.*	14,132	221,166

		18,806,406

Total Information Technology		77,185,782

Materials (2.8%)
Chemicals (1.2%)
A. Schulman, Inc.	11,009	262,234
ADA-ES, Inc.*	3,379	79,778
American Vanguard Corp.	10,570	367,836
Arabian American Development Co.*	7,586	74,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Balchem Corp.	11,111	$408,107
Calgon Carbon Corp.*	21,939	313,947
Chase Corp.	2,210	40,598
Chemtura Corp.*	37,451	644,906
Ferro Corp.*	32,696	112,147
Flotek Industries, Inc.*	18,687	236,764
FutureFuel Corp.	7,428	89,953
Georgia Gulf Corp.	12,689	459,596
GSE Holding, Inc.*	2,748	21,572
H.B. Fuller Co.	18,923	580,558
Hawkins, Inc.	3,533	146,796
Innophos Holdings, Inc.	8,278	401,400
Innospec, Inc.*	8,302	281,604
KMG Chemicals, Inc.	2,976	55,056
Koppers Holdings, Inc.	7,520	262,674
Kraton Performance Polymers, Inc.*	11,801	308,006
Landec Corp.*	9,288	106,348
LSB Industries, Inc.*	7,236	317,443
Minerals Technologies, Inc.	6,706	475,657
Olin Corp.	30,465	662,004
OM Group, Inc.*	12,324	228,487
OMNOVA Solutions, Inc.*	17,033	128,940
PolyOne Corp.	34,108	565,170
Quaker Chemical Corp.	4,791	223,596
Sensient Technologies Corp.	18,244	670,649
Spartech Corp.*	10,490	56,121
Stepan Co.	3,176	305,277
TPC Group, Inc.*	4,959	202,377
Tredegar Corp.	8,936	158,525
Zep, Inc.	8,267	124,997
Zoltek Cos., Inc.*	10,528	80,960

		9,454,350

Construction Materials (0.2%)
Eagle Materials, Inc.	17,202	795,764
Headwaters, Inc.*	23,110	152,064
Texas Industries, Inc.*	8,538	347,070
United States Lime & Minerals, Inc.*	656	31,626

		1,326,524

Containers & Packaging (0.1%)
AEP Industries, Inc.*	1,486	90,037
Boise, Inc.	38,156	334,246
Graphic Packaging Holding Co.*	63,606	369,551
Myers Industries, Inc.	12,635	197,359
UFP Technologies, Inc.*	2,027	35,655

		1,026,848

Metals & Mining (0.9%)
A.M. Castle & Co.*	6,504	81,235
AK Steel Holding Corp.	42,134	202,243
AMCOL International Corp.	9,557	323,791
Century Aluminum Co.*	19,443	139,017
Coeur d’Alene Mines Corp.*	33,653	970,216
General Moly, Inc.*	26,210	83,086
Globe Specialty Metals, Inc.	22,021	335,160
Gold Reserve, Inc.*	19,574	63,420
Gold Resource Corp.	11,275	241,849
Golden Minerals Co.*	11,036	57,608
Golden Star Resources Ltd.*	96,241	189,595
Handy & Harman Ltd.*	2,025	29,929
Haynes International, Inc.	4,724	246,357
Hecla Mining Co.	106,810	699,605
Horsehead Holding Corp.*	16,409	153,260
Kaiser Aluminum Corp.	7,319	427,356
Materion Corp.	7,669	182,522
McEwen Mining, Inc.*	74,973	344,126
Metals USA Holdings Corp.*	4,588	61,342
Midway Gold Corp.*	49,385	80,991
Noranda Aluminum Holding Corp.	12,784	85,525
Olympic Steel, Inc.	3,658	61,747
Paramount Gold and Silver Corp.*	51,377	136,663
Revett Minerals, Inc.*	8,328	29,648
RTI International Metals, Inc.*	11,356	271,863
Schnitzer Steel Industries, Inc., Class A	9,579	269,649
Stillwater Mining Co.*	42,689	503,303
SunCoke Energy, Inc.*	26,442	426,245
U.S. Antimony Corp.*	20,162	39,316
U.S. Silica Holdings, Inc.*	4,577	62,064
Universal Stainless & Alloy Products, Inc.*	2,657	98,707
Vista Gold Corp.*	22,147	80,394
Worthington Industries, Inc.	19,405	420,312

		7,398,144

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	14,880	477,053
Clearwater Paper Corp.*	8,944	369,477
Deltic Timber Corp.	4,053	264,499
KapStone Paper and Packaging Corp.*	15,400	344,806
Louisiana-Pacific Corp.*	52,238	652,975
Neenah Paper, Inc.	5,881	168,432
P.H. Glatfelter Co.	16,300	290,303
Resolute Forest Products*	30,643	398,359
Schweitzer-Mauduit International, Inc.	11,448	377,669
Wausau Paper Corp.	16,728	154,901

		3,498,474

Total Materials		22,704,340

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	26,834	176,031
Atlantic Tele-Network, Inc.	3,494	150,172
Cbeyond, Inc.*	8,801	86,778
Cincinnati Bell, Inc.*	74,223	423,071
Cogent Communications Group, Inc.	17,852	410,418
Consolidated Communications Holdings, Inc.	14,755	253,639
Fairpoint Communications, Inc.*	7,571	57,237
General Communication, Inc., Class A*	13,990	137,102
Hawaiian Telcom Holdco, Inc.*	3,921	69,519
HickoryTech Corp.	4,779	50,562
IDT Corp., Class B	6,083	62,472
inContact, Inc.*	13,698	89,311
Iridium Communications, Inc.*	19,004	139,109
Lumos Networks Corp.	5,304	41,689
magicJack VocalTec Ltd.*	5,725	140,434
Neutral Tandem, Inc.*	10,763	100,957
ORBCOMM, Inc.*	14,560	54,454
Premiere Global Services, Inc.*	17,554	164,130
Primus Telecommunications Group, Inc.	4,560	69,631
Towerstream Corp.*	19,063	77,396
Vonage Holdings Corp.*	52,249	119,128

		2,873,240

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	6,038	47,942
Leap Wireless International, Inc.*	20,594	140,451
NTELOS Holdings Corp.	5,704	99,078
Shenandoah Telecommunications Co.	9,082	159,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
USA Mobility, Inc.	8,571	$101,738

		549,052

Total Telecommunication Services		3,422,292

Utilities (2.0%)
Electric Utilities (0.8%)
ALLETE, Inc.	14,472	604,061
Cleco Corp.	23,150	971,837
El Paso Electric Co.	15,292	523,751
Empire District Electric Co.	14,846	319,931
IDACORP, Inc.	19,005	822,346
MGE Energy, Inc.	8,336	441,725
Otter Tail Corp.	13,557	323,470
PNM Resources, Inc.	30,224	635,611
Portland General Electric Co.	28,742	777,184
UIL Holdings Corp.	19,325	692,995
Unitil Corp.	5,286	143,885
UNS Energy Corp.	15,383	643,932

		6,900,728

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	3,608	170,875
Delta Natural Gas Co., Inc.	2,397	46,406
Laclede Group, Inc.	8,648	371,864
New Jersey Resources Corp.	15,798	722,285
Northwest Natural Gas Co.	10,202	502,346
Piedmont Natural Gas Co., Inc.	27,228	884,365
South Jersey Industries, Inc.	11,562	611,977
Southwest Gas Corp.	17,506	773,765
WGL Holdings, Inc.	19,612	789,383

		4,873,266

Independent Power Producers & Energy Traders (0.2%)
American DG Energy, Inc.*	8,994	23,295
Atlantic Power Corp.	43,401	649,279
Genie Energy Ltd., Class B	5,573	39,958
GenOn Energy, Inc.*	282,834	715,570
Ormat Technologies, Inc.	6,795	127,406

		1,555,508

Multi-Utilities (0.3%)
Avista Corp.	22,264	573,074
Black Hills Corp.	16,836	598,857
CH Energy Group, Inc.	5,619	366,415
NorthWestern Corp.	13,835	501,242

		2,039,588

Water Utilities (0.1%)
American States Water Co.	7,272	323,095
Artesian Resources Corp., Class A	2,953	68,598
Cadiz, Inc.*	4,223	41,005
California Water Service Group	14,517	270,742
Connecticut Water Service, Inc.	3,302	105,334
Consolidated Water Co., Ltd.	4,962	41,036
Middlesex Water Co.	5,916	113,350
SJW Corp.	5,311	134,687
York Water Co.	4,446	81,540

		1,179,387

Total Utilities		16,548,477

Total Common Stocks (55.6%) (Cost $ 411,083,400)		453,576,764

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $ 61,690)	3,246	56,610

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*† (Cost $—)	7,434	$75

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	3,314	—

Total Investments (55.6%) (Cost $411,145,090)		453,633,449
Other Assets Less Liabilities (44.4%)		362,230,643

Net Assets (100%)		$815,864,092

*	Non-income producing.

†	Securities (totaling $594,879 or 0.1% of net assets) at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	4,347	December-12	$363,341,181	$362,713,680	$(627,501)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$63,488,348	$—	$—	$63,488,348
Consumer Staples	16,296,000	—	—	16,296,000
Energy	27,677,712	—	—	27,677,712
Financials	98,754,247	—	—	98,754,247
Health Care	60,940,384	—	—	60,940,384
Industrials	66,559,182	—	—	66,559,182
Information Technology	76,590,978	—	594,804	77,185,782
Materials	22,704,340	—	—	22,704,340
Telecommunication Services	3,422,292	—	—	3,422,292
Utilities	16,548,477	—	—	16,548,477
Investment Companies
Investment Companies	56,610	—	—	56,610
Rights
Information Technology	—	—	75	75
Warrants
Energy	—	—	—	—

Total Assets	$453,038,570	$—	$594,879	$453,633,449

Liabilities:
Futures	$(627,501)	$—	$—	$(627,501)

Total Liabilities	$(627,501)	$—	$—	$(627,501)

Total	$452,411,069	$—	$594,879	$453,005,948

(a)	A Security with a market value of $417,951 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Energy††	Investments in Rights-Information Technology
Balance as of 12/31/11	$—	$75
Total gains or losses (realized/unrealized) included in earnings	189,447	—
Purchases	70,352	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	335,005	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$594.804	$75

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$189,447	$—

††	Security received through corporate action with $0 cost.

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$120,617,222
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$67,329,137

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,472,835
Aggregate gross unrealized depreciation	(35,042,511)

Net unrealized appreciation	$42,430,324

Federal income tax cost of investments	$411,203,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.9%)
AGL Energy Ltd.	20,538	$318,922
ALS Ltd.	12,865	114,632
Alumina Ltd.	92,956	81,960
Amcor Ltd.	44,762	360,309
AMP Ltd.	110,557	496,568
APA Group	25,670	126,214
Asciano Ltd.	37,198	168,619
ASX Ltd.	6,681	204,926
Australia & New Zealand Banking Group Ltd.	101,430	2,604,030
Bendigo and Adelaide Bank Ltd.	15,848	126,253
BHP Billiton Ltd.	122,032	4,182,328
Boral Ltd.	27,802	110,742
Brambles Ltd.	59,334	432,061
Caltex Australia Ltd.	5,143	88,185
Centro Retail Australia (REIT)	50,501	109,484
CFS Retail Property Trust Group (REIT)	77,798	155,751
Coca-Cola Amatil Ltd.	21,702	305,256
Cochlear Ltd.	2,165	150,802
Commonwealth Bank of Australia	60,232	3,484,434
Computershare Ltd.	16,945	145,889
Crown Ltd.	15,755	148,718
CSL Ltd.	19,459	928,502
Dexus Property Group (REIT)	166,685	164,257
Echo Entertainment Group Ltd.	28,873	114,708
Fairfax Media Ltd.	84,940	36,565
Fortescue Metals Group Ltd.	51,361	185,936
Goodman Group (REIT)	57,990	238,206
GPT Group (REIT)	52,204	184,114
Harvey Norman Holdings Ltd.	16,607	33,419
Iluka Resources Ltd.	15,978	164,580
Incitec Pivot Ltd.	62,129	192,050
Insurance Australia Group Ltd.	79,331	359,607
Leighton Holdings Ltd.	5,770	99,474
Lend Lease Group	20,679	168,385
Lynas Corp., Ltd.*	65,193	53,423
Macquarie Group Ltd.	12,732	375,868
Metcash Ltd.	33,266	122,154
Mirvac Group (REIT)	130,285	193,257
National Australia Bank Ltd.	84,727	2,240,248
Newcrest Mining Ltd.	29,219	883,200
Orica Ltd.	13,893	358,407
Origin Energy Ltd.	41,890	491,882
OZ Minerals Ltd.	12,344	86,430
Qantas Airways Ltd.*	42,194	53,397
QBE Insurance Group Ltd.	44,384	596,212
QR National Ltd.	65,169	230,515
Ramsay Health Care Ltd.	5,002	124,630
Rio Tinto Ltd.	16,644	921,251
Santos Ltd.	35,998	424,191
Sonic Healthcare Ltd.	14,127	198,561
SP AusNet	66,214	71,775
Stockland Corp., Ltd. (REIT)	82,992	287,533
Suncorp Group Ltd.	49,121	470,808
Sydney Airport	11,818	38,738
Tabcorp Holdings Ltd.	26,054	74,591
Tatts Group Ltd.	50,255	141,271
Telstra Corp., Ltd.	166,303	676,224
Toll Holdings Ltd.	25,703	117,578
Transurban Group	49,834	310,157
Wesfarmers Ltd.	37,949	1,348,628
Westfield Group (REIT)	81,066	854,352
Westfield Retail Trust (REIT)	110,733	331,955
Westpac Banking Corp.	115,761	2,983,960
Whitehaven Coal Ltd.	17,016	50,657
Woodside Petroleum Ltd.	25,148	864,491
Woolworths Ltd.	46,470	1,386,328
WorleyParsons Ltd.	7,955	233,441

		34,381,999

Austria (0.2%)
Andritz AG	2,875	162,817
Erste Group Bank AG*	8,024	179,055
Immofinanz AG*	35,802	129,879
OMV AG	5,681	198,826
Raiffeisen Bank International AG	1,934	70,048
Telekom Austria AG	8,403	59,390
Verbund AG	2,590	53,585
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,459	61,871
Voestalpine AG	4,188	125,342

		1,040,813

Belgium (0.6%)
Ageas	9,109	218,425
Anheuser-Busch InBev N.V.	30,357	2,581,309
Belgacom S.A.	5,802	177,077
Colruyt S.A.	2,885	125,661
Delhaize Group S.A.	3,886	150,036
Groupe Bruxelles Lambert S.A.	3,078	228,423
KBC Groep N.V.	6,130	147,070
Mobistar S.A.	1,140	35,965
Solvay S.A.	2,262	261,785
Telenet Group Holding N.V.	2,317	103,765
UCB S.A.	4,153	228,362
Umicore S.A.	4,348	227,267

		4,485,145

China (0.0%)
Foxconn International Holdings Ltd.*	86,404	28,415
Yangzijiang Shipbuilding Holdings Ltd.	76,327	60,952

		89,367

Denmark (0.7%)
A. P. Moller - Maersk A/S, Class A	21	142,329
A. P. Moller - Maersk A/S, Class B	50	357,838
Carlsberg A/S, Class B	4,083	361,745
Coloplast A/S, Class B	868	180,737
Danske Bank A/S*	24,896	449,300
DSV A/S	7,418	166,734
Novo Nordisk A/S, Class B	15,393	2,431,730
Novozymes A/S, Class B	9,342	257,483
TDC A/S	19,622	142,933
Tryg A/S	984	63,926
William Demant Holding A/S*	1,065	95,458

		4,650,213

Finland (0.4%)
Elisa Oyj	5,387	121,768
Fortum Oyj	16,956	312,241
Kesko Oyj, Class B	2,547	72,170
Kone Oyj, Class B	5,943	411,255
Metso Oyj	4,874	174,183
Neste Oil Oyj	5,135	67,307
Nokia Oyj	143,023	369,421
Nokian Renkaat Oyj	4,198	170,741
Orion Oyj, Class B	3,622	77,497
Pohjola Bank plc, Class A	5,302	69,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sampo Oyj, Class A	16,037	$498,928
Stora Enso Oyj, Class R	19,647	122,046
UPM-Kymmene Oyj	20,030	226,379
Wartsila Oyj	6,395	221,472

		2,915,177

France (4.9%)
Accor S.A.	5,623	187,547
Aeroports de Paris S.A.	1,172	93,467
Air Liquide S.A.	11,777	1,459,678
Alcatel-Lucent S.A.*	88,462	97,649
Alstom S.A.	7,866	275,802
Arkema S.A.	2,324	217,593
AtoS	2,139	149,091
AXA S.A.‡	66,470	989,986
BNP Paribas S.A.	36,457	1,732,479
Bouygues S.A.	7,208	175,990
Bureau Veritas S.A.	2,083	213,927
Cap Gemini S.A.	5,644	238,799
Carrefour S.A.	22,049	457,312
Casino Guichard Perrachon S.A.	2,101	185,995
Christian Dior S.A.	2,080	279,051
Cie de Saint-Gobain S.A.	14,735	517,594
Cie Generale de Geophysique-Veritas*	4,917	154,805
Cie Generale des Etablissements Michelin	6,872	538,329
Cie Generale d’Optique Essilor International S.A.	7,678	718,980
CNP Assurances S.A.	5,650	73,803
Credit Agricole S.A.*	38,120	263,055
Danone S.A.	22,057	1,357,978
Dassault Systemes S.A.	2,305	242,176
Edenred	6,581	184,910
EDF S.A.	9,230	193,394
Eurazeo S.A.	1,298	59,464
Eutelsat Communications S.A.	5,216	167,671
Fonciere des Regions (REIT)	1,045	78,558
France Telecom S.A.	70,824	854,424
GDF Suez S.A.	48,103	1,075,577
Gecina S.A. (REIT)	834	85,374
Groupe Eurotunnel S.A. (Registered)	20,541	144,704
ICADE (REIT)	887	72,266
Iliad S.A.	842	137,091
Imerys S.A.	1,291	75,750
J.C. Decaux S.A.	2,541	57,665
Klepierre S.A. (REIT)	3,724	130,597
Lafarge S.A.	7,139	384,481
Lagardere S.C.A.	4,498	122,857
Legrand S.A.	9,025	340,157
L’Oreal S.A.	9,182	1,135,803
LVMH Moet Hennessy Louis Vuitton S.A.	9,586	1,441,263
Natixis S.A.	35,207	110,845
Pernod-Ricard S.A.	8,097	908,465
Peugeot S.A.*	8,770	69,310
PPR S.A.	2,905	445,729
Publicis Groupe S.A.	6,573	367,851
Remy Cointreau S.A.	887	102,016
Renault S.A.	7,335	344,232
Rexel S.A.	4,345	87,438
Safran S.A.	8,884	319,488
Sanofi S.A.	45,075	3,843,233
Schneider Electric S.A.	19,659	1,163,478
SCOR SE	5,881	151,639
Societe BIC S.A.	1,096	132,419
Societe Generale S.A.*	26,673	757,503
Sodexo S.A.	3,598	270,897
Suez Environnement Co. S.A.	10,662	120,831
Technip S.A.	3,788	421,111
Thales S.A.	3,565	122,433
Total S.A.	80,772	4,006,528
Unibail-Rodamco S.A. (REIT)	3,510	699,583
Vallourec S.A.	3,998	169,285
Veolia Environnement S.A.	13,365	144,199
Vinci S.A.	17,585	748,998
Vivendi S.A.	49,218	959,782
Wendel S.A.	1,251	105,619
Zodiac Aerospace	1,359	132,690

		34,068,694

Germany (4.8%)
Adidas AG	7,989	655,398
Allianz SE (Registered)	17,193	2,045,671
Axel Springer AG	1,505	65,214
BASF SE	34,777	2,933,910
Bayer AG (Registered)	31,256	2,684,262
Bayerische Motoren Werke (BMW) AG	12,646	924,830
Bayerische Motoren Werke (BMW) AG (Preference)	1,988	102,034
Beiersdorf AG	3,846	282,205
Brenntag AG	1,921	245,871
Celesio AG	3,330	59,374
Commerzbank AG*	136,574	243,776
Continental AG	3,052	298,854
Daimler AG (Registered)	34,221	1,656,345
Deutsche Bank AG (Registered)	35,021	1,383,640
Deutsche Boerse AG	7,445	412,011
Deutsche Lufthansa AG (Registered)	8,722	118,247
Deutsche Post AG (Registered)	32,315	631,201
Deutsche Telekom AG (Registered)	105,860	1,302,539
E.ON AG	67,947	1,612,277
Fraport AG	1,398	80,851
Fresenius Medical Care AG & Co. KGaA	7,975	584,766
Fresenius SE & Co. KGaA	4,760	552,595
GEA Group AG	6,661	201,539
Hannover Rueckversicherung AG (Registered)	2,297	146,776
HeidelbergCement AG	5,366	281,133
Henkel AG & Co. KGaA	4,957	323,404
Henkel AG & Co. KGaA (Preference)	6,802	540,975
Hochtief AG*	1,265	59,269
Hugo Boss AG	853	75,086
Infineon Technologies AG	41,481	263,221
K+S AG (Registered)	6,575	323,309
Kabel Deutschland Holding AG*	3,432	244,815
Lanxess AG	3,173	263,119
Linde AG	7,031	1,210,715
MAN SE	1,521	139,262
Merck KGaA	2,466	304,218
Metro AG	4,945	147,903
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,850	1,069,515
Porsche Automobil Holding SE (Preference)	5,845	349,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ProSiebenSat.1 Media AG (Preference)	3,021	$76,109
RWE AG	18,690	836,172
RWE AG (Preference)	1,566	62,424
Salzgitter AG	1,486	57,412
SAP AG	34,806	2,464,930
Siemens AG (Registered)	31,161	3,107,772
Suedzucker AG	2,522	89,287
ThyssenKrupp AG	14,730	313,082
United Internet AG (Registered)	3,298	67,259
Volkswagen AG	1,125	188,228
Volkswagen AG (Preference)	5,524	1,007,649
Wacker Chemie AG	603	38,713

		33,128,772

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	7,893	147,275
OPAP S.A.	8,494	43,661

		190,936

Hong Kong (1.7%)
AIA Group Ltd.	386,212	1,439,445
ASM Pacific Technology Ltd.	7,500	88,744
Bank of East Asia Ltd.	49,800	186,893
BOC Hong Kong Holdings Ltd.	141,500	449,826
Cathay Pacific Airways Ltd.	45,000	73,239
Cheung Kong Holdings Ltd.	53,000	777,155
Cheung Kong Infrastructure Holdings Ltd.	18,000	108,988
CLP Holdings Ltd.	67,500	573,668
First Pacific Co., Ltd.	80,000	86,974
Galaxy Entertainment Group Ltd.*	53,000	177,714
Hang Lung Group Ltd.	33,000	209,175
Hang Lung Properties Ltd.	83,000	283,658
Hang Seng Bank Ltd.	29,200	447,751
Henderson Land Development Co., Ltd.	36,000	259,065
Hong Kong & China Gas Co., Ltd.	198,792	504,027
Hong Kong Exchanges and Clearing Ltd.	39,100	590,984
Hopewell Holdings Ltd.	22,500	77,766
Hutchison Whampoa Ltd.	81,000	785,551
Hysan Development Co., Ltd.	25,000	113,811
Kerry Properties Ltd.	27,500	139,024
Li & Fung Ltd.	226,000	350,336
Lifestyle International Holdings Ltd.	21,164	43,725
Link REIT (REIT)	86,000	407,593
MGM China Holdings Ltd.	39,600	68,536
MTR Corp., Ltd.	55,000	208,536
New World Development Co., Ltd.	137,000	212,372
Noble Group Ltd.	146,454	158,125
NWS Holdings Ltd.	52,000	83,559
Orient Overseas International Ltd.	9,500	52,376
PCCW Ltd.	166,000	67,864
Power Assets Holdings Ltd.	53,000	450,094
Shangri-La Asia Ltd.	62,000	120,257
Sino Land Co., Ltd.	110,600	206,821
SJM Holdings Ltd.	72,000	156,553
Sun Hung Kai Properties Ltd.	59,000	864,374
Swire Pacific Ltd., Class A	26,500	324,669
Wharf Holdings Ltd.	57,900	402,101
Wheelock & Co., Ltd.	35,000	150,986
Wing Hang Bank Ltd.	7,000	65,720
Yue Yuen Industrial Holdings Ltd.	28,000	94,248

		11,862,303

Ireland (0.5%)
CRH plc	27,358	527,346
Elan Corp. plc*	19,089	205,809
Experian plc	38,322	636,770
James Hardie Industries SE (CDI)	16,663	150,375
Kerry Group plc, Class A	5,706	292,200
Ryanair Holdings plc (ADR)*	1,300	41,925
Shire plc	21,481	629,232
WPP plc	48,158	654,397

		3,138,054

Israel (0.3%)
Bank Hapoalim B.M.*	40,340	144,036
Bank Leumi Le-Israel B.M.*	44,932	125,735
Bezeq Israeli Telecommunication Corp., Ltd.	67,081	78,120
Delek Group Ltd.	224	37,472
Israel Chemicals Ltd.	16,955	206,332
Israel Corp., Ltd.	92	58,482
Mellanox Technologies Ltd.*	1,356	142,333
Mizrahi Tefahot Bank Ltd.*	5,636	50,042
NICE Systems Ltd.*	2,279	75,926
Teva Pharmaceutical Industries Ltd.	35,924	1,477,249

		2,395,727

Italy (1.2%)
Assicurazioni Generali S.p.A.	44,593	641,234
Atlantia S.p.A.	12,623	195,952
Autogrill S.p.A.	5,026	47,762
Banca Monte dei Paschi di Siena S.p.A.*	244,758	70,957
Banco Popolare S.c.a.r.l.*	67,137	100,510
Enel Green Power S.p.A.	66,712	112,818
Enel S.p.A.	251,419	889,133
Eni S.p.A.	96,106	2,101,987
Exor S.p.A.	2,528	63,575
Fiat Industrial S.p.A.	33,092	323,402
Fiat S.p.A.*	32,051	171,009
Finmeccanica S.p.A.*	15,463	73,442
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	37,602	48,610
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	384,786	584,957
Luxottica Group S.p.A.	4,450	157,429
Mediaset S.p.A.	26,968	50,631
Mediobanca S.p.A.	19,686	105,187
Pirelli & C. S.p.A.	9,052	97,478
Prysmian S.p.A.	7,757	138,358
Saipem S.p.A.	10,109	485,458
Snam S.p.A.	64,940	287,906
Telecom Italia S.p.A.	358,545	359,384
Telecom Italia S.p.A. (RNC)	229,889	201,328
Terna Rete Elettrica Nazionale S.p.A.	50,389	187,782
UniCredit S.p.A.*	154,530	641,807
Unione di Banche Italiane S.c.p.A.	30,932	114,319

		8,252,415

Japan (11.2%)
ABC-Mart, Inc.	800	35,366
Advantest Corp.	5,900	76,736
Aeon Co., Ltd.	22,900	259,107
Aeon Credit Service Co., Ltd.	2,100	45,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Aeon Mall Co., Ltd.	2,800	$68,529
Air Water, Inc.	6,000	73,501
Aisin Seiki Co., Ltd.	7,300	207,663
Ajinomoto Co., Inc.	24,000	376,422
Alfresa Holdings Corp.	1,500	74,097
All Nippon Airways Co., Ltd.	40,000	84,059
Amada Co., Ltd.	14,000	61,353
Aozora Bank Ltd.	23,000	70,438
Asahi Glass Co., Ltd.	39,000	259,867
Asahi Group Holdings Ltd.	14,800	364,880
Asahi Kasei Corp.	48,000	247,873
Asics Corp.	5,800	78,260
Astellas Pharma, Inc.	17,000	863,724
Bank of Kyoto Ltd.	12,000	101,640
Bank of Yokohama Ltd.	47,000	223,437
Benesse Holdings, Inc.	2,600	125,935
Bridgestone Corp.	24,800	575,192
Brother Industries Ltd.	9,000	83,496
Canon, Inc.	42,800	1,368,350
Casio Computer Co., Ltd.	9,000	63,775
Central Japan Railway Co.	5,400	474,680
Chiba Bank Ltd.	29,000	168,708
Chiyoda Corp.	6,000	93,337
Chubu Electric Power Co., Inc.	23,800	310,156
Chugai Pharmaceutical Co., Ltd.	8,500	178,082
Chugoku Bank Ltd.	7,000	98,667
Chugoku Electric Power Co., Inc.	11,300	150,155
Citizen Holdings Co., Ltd.	10,500	53,415
Coca-Cola West Co., Ltd.	2,700	44,769
Cosmo Oil Co., Ltd.	24,000	44,285
Credit Saison Co., Ltd.	5,700	137,825
Dai Nippon Printing Co., Ltd.	21,000	146,386
Daicel Corp.	11,000	65,966
Daido Steel Co., Ltd.	11,000	51,166
Daihatsu Motor Co., Ltd.	7,000	116,786
Dai-ichi Life Insurance Co., Ltd.	328	372,383
Daiichi Sankyo Co., Ltd.	25,700	424,821
Daikin Industries Ltd.	8,900	230,711
Dainippon Sumitomo Pharma Co., Ltd.	6,100	67,066
Daito Trust Construction Co., Ltd.	2,800	281,650
Daiwa House Industry Co., Ltd.	19,000	275,846
Daiwa Securities Group, Inc.	63,000	239,762
DeNA Co., Ltd.	4,200	139,498
Denki Kagaku Kogyo KK	19,000	58,918
Denso Corp.	18,600	584,170
Dentsu, Inc.	6,881	174,582
East Japan Railway Co.	12,809	848,572
Eisai Co., Ltd.	9,600	433,009
Electric Power Development Co., Ltd.	4,400	115,807
FamilyMart Co., Ltd.	2,100	103,332
FANUC Corp.	7,300	1,176,755
Fast Retailing Co., Ltd.	2,000	465,146
Fuji Electric Co., Ltd.	23,000	46,861
Fuji Heavy Industries Ltd.	22,000	182,676
Fujifilm Holdings Corp.	17,700	296,663
Fujitsu Ltd.	71,000	266,568
Fukuoka Financial Group, Inc.	29,000	117,799
Furukawa Electric Co., Ltd.*	27,000	50,859
Gree, Inc.	3,500	64,089
GS Yuasa Corp.	13,000	54,139
Gunma Bank Ltd.	15,000	76,307
Hachijuni Bank Ltd.	16,000	88,775
Hakuhodo DY Holdings, Inc.	890	59,987
Hamamatsu Photonics KK	2,700	92,756
Hankyu Hanshin Holdings, Inc.	45,000	243,337
Hino Motors Ltd.	9,000	58,931
Hirose Electric Co., Ltd.	1,200	134,546
Hisamitsu Pharmaceutical Co., Inc.	2,400	132,701
Hitachi Chemical Co., Ltd.	4,000	54,075
Hitachi Construction Machinery Co., Ltd.	4,100	66,354
Hitachi High-Technologies Corp.	2,500	60,322
Hitachi Ltd.	176,000	978,780
Hitachi Metals Ltd.	6,000	53,511
Hokkaido Electric Power Co., Inc.	7,000	56,868
Hokuriku Electric Power Co.	6,400	77,663
Honda Motor Co., Ltd.	61,600	1,892,045
Hoya Corp.	16,600	364,800
Hulic Co., Ltd.*	7,700	46,571
Ibiden Co., Ltd.	4,600	67,255
Idemitsu Kosan Co., Ltd.	800	65,607
IHI Corp.	50,000	111,481
INPEX Corp.	84	501,051
Isetan Mitsukoshi Holdings Ltd.	12,800	133,511
Isuzu Motors Ltd.	45,000	217,389
ITOCHU Corp.	57,500	582,810
ITOCHU Techno-Solutions Corp.	1,100	57,227
Iyo Bank Ltd.	9,000	73,347
J. Front Retailing Co., Ltd.	18,000	101,025
Japan Petroleum Exploration Co.	900	36,097
Japan Prime Realty Investment Corp. (REIT)	32	96,443
Japan Real Estate Investment Corp. (REIT)	22	221,579
Japan Retail Fund Investment Corp. (REIT)	71	126,916
Japan Steel Works Ltd.	12,000	66,889
Japan Tobacco, Inc.	33,900	1,017,348
JFE Holdings, Inc.	17,600	232,291
JGC Corp.	8,000	267,043
Joyo Bank Ltd.	25,000	122,373
JSR Corp.	6,800	111,533
JTEKT Corp.	8,500	67,203
Jupiter Telecommunications Co., Ltd.	81	82,204
JX Holdings, Inc.	85,790	469,405
Kajima Corp.	32,000	87,340
Kamigumi Co., Ltd.	9,000	74,500
Kaneka Corp.	11,000	52,998
Kansai Electric Power Co., Inc.	28,700	224,334
Kansai Paint Co., Ltd.	9,000	99,757
Kao Corp.	20,100	592,389
Kawasaki Heavy Industries Ltd.	54,000	107,253
Kawasaki Kisen Kaisha Ltd.*	31,000	38,929
KDDI Corp.	10,100	784,290
Keikyu Corp.	18,000	169,759
Keio Corp.	22,000	166,043
Keisei Electric Railway Co., Ltd.	11,000	99,372
Keyence Corp.	1,660	425,423
Kikkoman Corp.	6,000	82,035
Kinden Corp.	4,000	25,218
Kintetsu Corp.	62,000	243,106
Kirin Holdings Co., Ltd.	33,000	441,466
Kobe Steel Ltd.	95,000	75,474
Koito Manufacturing Co., Ltd.	4,000	46,233
Komatsu Ltd.	35,100	691,295
Konami Corp.	3,600	81,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Konica Minolta Holdings, Inc.	18,000	$138,391
Kubota Corp.	41,000	415,044
Kuraray Co., Ltd.	13,100	148,894
Kurita Water Industries Ltd.	4,300	95,268
Kyocera Corp.	5,800	502,409
Kyowa Hakko Kirin Co., Ltd.	10,000	120,835
Kyushu Electric Power Co., Inc.	15,400	127,084
Lawson, Inc.	2,300	176,832
LIXIL Group Corp.	10,100	240,982
Mabuchi Motor Co., Ltd.	700	32,022
Makita Corp.	4,300	166,953
Marubeni Corp.	63,000	402,025
Marui Group Co., Ltd.	8,500	60,232
Maruichi Steel Tube Ltd.	1,400	29,959
Mazda Motor Corp.*	97,500	113,692
McDonald’s Holdings Co. Japan Ltd.	2,576	73,378
Medipal Holdings Corp.	5,600	77,068
MEIJI Holdings Co., Ltd.	2,411	119,716
Miraca Holdings, Inc.	2,100	94,317
Mitsubishi Chemical Holdings Corp.	51,500	197,315
Mitsubishi Corp.	52,900	961,880
Mitsubishi Electric Corp.	74,000	546,181
Mitsubishi Estate Co., Ltd.	47,000	899,769
Mitsubishi Gas Chemical Co., Inc.	15,000	75,346
Mitsubishi Heavy Industries Ltd.	116,000	502,409
Mitsubishi Logistics Corp.	5,000	59,521
Mitsubishi Materials Corp.	43,000	135,546
Mitsubishi Motors Corp.*	148,000	136,545
Mitsubishi Tanabe Pharma Corp.	8,600	130,807
Mitsubishi UFJ Financial Group, Inc.	481,400	2,257,719
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,220	93,590
Mitsui & Co., Ltd.	66,400	934,229
Mitsui Chemicals, Inc.	31,000	60,777
Mitsui Fudosan Co., Ltd.	32,000	640,902
Mitsui O.S.K. Lines Ltd.	44,000	102,614
Mizuho Financial Group, Inc.	861,635	1,402,199
MS&AD Insurance Group Holdings, Inc.	18,780	325,112
Murata Manufacturing Co., Ltd.	7,700	409,963
Nabtesco Corp.	3,600	66,105
Namco Bandai Holdings, Inc.	6,300	106,722
NEC Corp.*	99,000	157,304
Nexon Co., Ltd.*	4,600	63,247
NGK Insulators Ltd.	10,000	119,810
NGK Spark Plug Co., Ltd.	7,000	73,642
NHK Spring Co., Ltd.	6,300	54,088
Nidec Corp.	4,200	307,304
Nikon Corp.	13,000	357,816
Nintendo Co., Ltd.	4,000	506,920
Nippon Building Fund, Inc. (REIT)	22	237,084
Nippon Electric Glass Co., Ltd.	15,000	82,842
Nippon Express Co., Ltd.	32,000	121,374
Nippon Meat Packers, Inc.	7,000	89,877
Nippon Paper Group, Inc.	3,730	44,020
Nippon Steel Corp.	289,080	592,681
Nippon Telegraph & Telephone Corp.	16,424	782,897
Nippon Yusen KK	58,000	102,563
Nishi-Nippon City Bank Ltd.	22,000	51,025
Nissan Motor Co., Ltd.	95,000	809,521
Nisshin Seifun Group, Inc.	7,000	86,110
Nisshin Steel Co., Ltd. †	29,000	31,215
Nissin Foods Holdings Co., Ltd.	2,200	86,263
Nitori Holdings Co., Ltd.	1,200	111,481
Nitto Denko Corp.	6,300	300,308
NKSJ Holdings, Inc.	14,225	278,521
NOK Corp.	4,000	64,018
Nomura Holdings, Inc.	138,600	495,507
Nomura Real Estate Holdings, Inc.	3,800	66,807
Nomura Real Estate Office Fund, Inc. (REIT)	11	68,997
Nomura Research Institute Ltd.	3,900	80,409
NSK Ltd.	17,000	98,680
NTN Corp.	18,000	36,212
NTT Data Corp.	48	150,630
NTT DoCoMo, Inc.	575	932,791
NTT Urban Development Corp.	34	27,622
Obayashi Corp.	25,000	114,044
Odakyu Electric Railway Co., Ltd.	24,000	252,486
OJI Paper Co., Ltd.	32,000	97,591
Olympus Corp.*	8,300	161,661
Omron Corp.	7,700	148,001
Ono Pharmaceutical Co., Ltd.	3,100	190,870
Oracle Corp. Japan	1,600	82,522
Oriental Land Co., Ltd.	1,900	250,282
ORIX Corp.	4,000	401,845
Osaka Gas Co., Ltd.	72,000	317,376
Otsuka Corp.	500	44,849
Otsuka Holdings Co., Ltd.	13,500	418,631
Panasonic Corp.	84,300	557,391
Rakuten, Inc.	27,700	282,182
Resona Holdings, Inc.	72,005	295,254
Ricoh Co., Ltd.	25,000	211,110
Rinnai Corp.	1,200	89,493
Rohm Co., Ltd.	3,700	124,598
Sankyo Co., Ltd.	2,000	93,157
Sanrio Co., Ltd.	1,700	60,929
Santen Pharmaceutical Co., Ltd.	2,800	128,806
SBI Holdings, Inc.	8,520	54,915
Secom Co., Ltd.	8,000	417,222
Sega Sammy Holdings, Inc.	7,300	138,535
Seiko Epson Corp.	5,000	30,497
Sekisui Chemical Co., Ltd.	16,000	128,960
Sekisui House Ltd.	20,000	198,616
Seven & I Holdings Co., Ltd.	28,800	884,593
Seven Bank Ltd.	17,600	53,675
Sharp Corp.	38,000	93,977
Shikoku Electric Power Co., Inc.	6,100	68,863
Shimadzu Corp.	9,000	63,083
Shimamura Co., Ltd.	800	93,183
Shimano, Inc.	2,900	211,071
Shimizu Corp.	23,000	77,512
Shin-Etsu Chemical Co., Ltd.	15,400	866,299
Shinsei Bank Ltd.	57,000	73,770
Shionogi & Co., Ltd.	11,400	174,126
Shiseido Co., Ltd.	13,700	188,015
Shizuoka Bank Ltd.	20,000	204,767
Showa Denko KK	57,000	90,569
Showa Shell Sekiyu KK	7,500	39,787
SMC Corp.	2,000	322,399
Softbank Corp.	33,400	1,352,435
Sojitz Corp.	47,600	61,604
Sony Corp.	38,400	452,199
Sony Financial Holdings, Inc.	6,600	113,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Square Enix Holdings Co., Ltd.	2,500	$38,153
Stanley Electric Co., Ltd.	5,500	81,471
Sumco Corp.*	5,200	35,049
Sumitomo Chemical Co., Ltd.	54,000	137,699
Sumitomo Corp.	43,000	580,202
Sumitomo Electric Industries Ltd.	28,800	304,459
Sumitomo Heavy Industries Ltd.	21,000	71,848
Sumitomo Metal Mining Co., Ltd.	20,000	252,435
Sumitomo Mitsui Financial Group, Inc.	50,697	1,585,093
Sumitomo Mitsui Trust Holdings, Inc.	118,680	352,816
Sumitomo Realty & Development Co., Ltd.	13,000	345,156
Sumitomo Rubber Industries Ltd.	6,500	77,210
Suruga Bank Ltd.	6,000	68,042
Suzuken Co., Ltd.	2,700	89,781
Suzuki Motor Corp.	13,600	264,018
Sysmex Corp.	2,700	129,914
T&D Holdings, Inc.	22,100	239,294
Taiheiyo Cement Corp.	45,000	96,873
Taisei Corp.	39,000	111,943
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	114,275
Taiyo Nippon Sanso Corp.	10,000	52,665
Takashimaya Co., Ltd.	10,000	68,683
Takeda Pharmaceutical Co., Ltd.	29,800	1,372,770
TDK Corp.	4,700	175,015
Teijin Ltd.	36,000	88,109
Terumo Corp.	5,900	254,024
THK Co., Ltd.	4,600	70,615
Tobu Railway Co., Ltd.	39,000	209,892
Toho Co., Ltd.	4,300	79,068
Toho Gas Co., Ltd.	16,000	106,407
Tohoku Electric Power Co., Inc.	17,300	139,216
Tokio Marine Holdings, Inc.	27,700	707,763
Tokyo Electric Power Co., Inc.*	55,100	90,374
Tokyo Electron Ltd.	6,500	276,941
Tokyo Gas Co., Ltd.	94,000	517,940
Tokyu Corp.	43,000	205,523
Tokyu Land Corp.	15,000	80,343
TonenGeneral Sekiyu KK	11,000	95,425
Toppan Printing Co., Ltd.	21,000	121,899
Toray Industries, Inc.	56,000	331,522
Toshiba Corp.	154,000	493,337
Tosoh Corp.	20,000	37,929
TOTO Ltd.	11,000	80,907
Toyo Seikan Kaisha Ltd.	5,800	62,058
Toyo Suisan Kaisha Ltd.	4,000	100,051
Toyoda Gosei Co., Ltd.	2,800	56,079
Toyota Boshoku Corp.	3,000	31,138
Toyota Industries Corp.	6,400	179,190
Toyota Motor Corp.	104,700	4,078,524
Toyota Tsusho Corp.	8,100	173,230
Trend Micro, Inc.	4,000	111,738
Tsumura & Co.	2,300	72,265
Ube Industries Ltd.	38,000	81,804
Unicharm Corp.	4,300	246,848
Ushio, Inc.	4,000	48,078
USS Co., Ltd.	830	87,743
West Japan Railway Co.	6,500	277,774
Yahoo! Japan Corp.	555	211,432
Yakult Honsha Co., Ltd.	3,700	175,423
Yamada Denki Co., Ltd.	3,430	150,535
Yamaguchi Financial Group, Inc.	8,000	64,787
Yamaha Corp.	6,400	59,375
Yamaha Motor Co., Ltd.	10,700	93,508
Yamato Holdings Co., Ltd.	14,500	229,651
Yamato Kogyo Co., Ltd.	1,800	53,119
Yamazaki Baking Co., Ltd.	4,000	53,562
Yaskawa Electric Corp.	9,000	60,315
Yokogawa Electric Corp.	8,200	94,777

		77,882,279

Luxembourg (0.2%)
ArcelorMittal S.A.	35,997	516,239
Millicom International Cellular S.A. (SDR)	2,311	214,431
SES S.A. (FDR)	11,229	305,407
Tenaris S.A.	18,026	367,849

		1,403,926

Macau (0.1%)
Sands China Ltd.	92,000	343,485
Wynn Macau Ltd.	59,200	159,947

		503,432

Mexico (0.0%)
Fresnillo plc	6,837	204,578

Netherlands (2.7%)
Aegon N.V.	65,589	340,933
Akzo Nobel N.V.	8,845	500,002
ASML Holding N.V.	16,005	855,391
Corio N.V. (REIT)	2,317	98,509
D.E Master Blenders 1753 N.V.*	22,712	273,619
Delta Lloyd N.V.	4,972	75,809
European Aeronautic Defence and Space Co. N.V.	15,655	496,197
Fugro N.V. (CVA)	2,638	179,397
Gemalto N.V.	3,067	269,778
Heineken Holding N.V.	3,901	189,466
Heineken N.V.	8,601	512,735
ING Groep N.V. (CVA)*	144,169	1,139,191
Koninklijke (Royal) KPN N.V.	38,117	291,248
Koninklijke Ahold N.V.	39,046	489,066
Koninklijke Boskalis Westminster N.V.	2,692	97,312
Koninklijke DSM N.V.	5,886	293,476
Koninklijke Philips Electronics N.V.	39,644	924,898
Koninklijke Vopak N.V.	2,680	188,177
QIAGEN N.V.*	8,884	163,483
Randstad Holding N.V.	4,562	151,631
Reed Elsevier N.V.	26,253	351,027
Royal Dutch Shell plc, Class A	139,919	4,839,660
Royal Dutch Shell plc, Class B	100,253	3,558,310
SBM Offshore N.V.*	6,524	92,975
TNT Express N.V.	12,799	133,651
Unilever N.V. (CVA)	61,545	2,177,304
Wolters Kluwer N.V.	11,507	216,335

		18,899,580

New Zealand (0.1%)
Auckland International Airport Ltd.	35,208	76,453
Contact Energy Ltd.*	13,498	59,068
Fletcher Building Ltd.	25,859	149,381
SKYCITY Entertainment Group Ltd.	22,355	70,035
Telecom Corp. of New Zealand Ltd.	73,338	144,662

		499,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Norway (0.5%)
Aker Solutions ASA	6,252	$118,407
DNB ASA	37,306	457,461
Gjensidige Forsikring ASA	7,613	105,579
Norsk Hydro ASA	35,507	166,351
Orkla ASA	29,442	223,607
Seadrill Ltd.	13,487	526,636
Statoil ASA	42,015	1,084,679
Telenor ASA	27,631	538,739
Yara International ASA	7,165	358,944

		3,580,403

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	76,252	55,461
EDP - Energias de Portugal S.A.	72,819	200,440
Galp Energia SGPS S.A., Class B	8,819	143,021
Jeronimo Martins SGPS S.A.	8,396	140,099
Portugal Telecom SGPS S.A. (Registered)	22,208	109,787

		648,808

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	75,000	147,287
CapitaLand Ltd.	98,000	253,944
CapitaMall Trust (REIT)	92,000	151,434
CapitaMalls Asia Ltd.	55,032	73,992
City Developments Ltd.	19,000	181,763
ComfortDelGro Corp., Ltd.	72,000	100,619
Cosco Corp., (Singapore) Ltd.	45,000	35,385
DBS Group Holdings Ltd.	69,000	809,086
Fraser and Neave Ltd.	35,000	253,260
Genting Singapore plc	232,941	260,047
Global Logistic Properties Ltd.	79,000	161,579
Golden Agri-Resources Ltd.	254,609	136,931
Hutchison Port Holdings Trust, Class U	199,000	144,275
Jardine Cycle & Carriage Ltd.	4,000	156,780
Keppel Corp., Ltd.	54,900	509,990
Keppel Land Ltd.	25,000	72,319
Neptune Orient Lines Ltd.*	26,000	23,941
Olam International Ltd.	56,000	93,546
Oversea-Chinese Banking Corp., Ltd.	97,000	738,250
SembCorp Industries Ltd.	37,000	170,950
SembCorp Marine Ltd.	32,000	129,596
Singapore Airlines Ltd.	21,000	183,784
Singapore Exchange Ltd.	33,000	188,233
Singapore Press Holdings Ltd.	39,000	129,343
Singapore Technologies Engineering Ltd.	58,000	167,308
Singapore Telecommunications Ltd.	304,000	792,699
StarHub Ltd.	22,890	69,386
United Overseas Bank Ltd.	48,000	768,579
UOL Group Ltd.	16,000	74,707
Wilmar International Ltd.	73,000	193,326

		7,172,339

Spain (1.6%)
Abertis Infraestructuras S.A.	14,252	209,702
Acciona S.A.	967	55,037
Acerinox S.A.	4,034	45,235
ACS Actividades de Construcciony Servicios S.A.	5,400	111,237
Amadeus IT Holding S.A., Class A	11,951	278,434
Banco Bilbao Vizcaya Argentaria S.A.	203,023	1,594,849
Banco de Sabadell S.A.*	103,606	278,260
Banco Popular Espanol S.A.	47,065	102,878
Banco Santander S.A.*	372,225	2,771,909
Bankia S.A.*	41,839	69,895
CaixaBank	32,815	123,386
Distribuidora Internacional de Alimentacion S.A.	21,992	121,380
Enagas S.A.	6,824	134,607
Ferrovial S.A.	15,508	201,777
Gas Natural SDG S.A.	13,243	187,452
Grifols S.A.*	5,808	191,814
Iberdrola S.A.	146,040	662,095
Inditex S.A.	8,332	1,034,621
Mapfre S.A.	29,316	80,318
Red Electrica Corporacion S.A.	4,127	195,669
Repsol S.A.	31,142	603,887
Telefonica S.A.	152,868	2,038,096
Zardoya Otis S.A. (Continuous Exchange)	5,863	68,938

		11,161,476

Sweden (1.8%)
Alfa Laval AB	12,883	233,584
Assa Abloy AB, Class B	12,549	407,296
Atlas Copco AB, Class A	25,643	598,446
Atlas Copco AB, Class B	14,893	311,518
Boliden AB	10,430	173,865
Electrolux AB	9,169	226,126
Elekta AB, Class B	14,372	189,802
Getinge AB, Class B	7,634	230,340
Hennes & Mauritz AB, Class B	35,788	1,243,275
Hexagon AB, Class B	9,204	197,285
Holmen AB, Class B	2,055	56,155
Husqvarna AB, Class B	13,730	70,042
Industrivarden AB, Class C	4,618	66,084
Investment AB Kinnevik, Class B	7,841	162,817
Investor AB, Class B	17,386	382,721
Lundin Petroleum AB*	8,490	206,925
Modern Times Group AB, Class B	1,855	81,923
Nordea Bank AB	100,474	993,452
Ratos AB, Class B	7,295	64,357
Sandvik AB	38,501	522,525
Scania AB, Class B	12,206	223,910
Securitas AB, Class B	11,928	89,485
Skandinaviska Enskilda Banken AB, Class A	53,840	450,798
Skanska AB, Class B	14,662	237,269
SKF AB, Class B	14,941	322,302
SSAB AB, Class A	5,993	42,579
Svenska Cellulosa AB, Class B	22,053	409,583
Svenska Handelsbanken AB, Class A	18,704	700,745
Swedbank AB, Class A	30,904	580,556
Swedish Match AB	7,624	308,265
Tele2 AB, Class B	12,096	219,499
Telefonaktiebolaget LM Ericsson, Class B	113,387	1,033,098
TeliaSonera AB	82,674	595,059
Volvo AB, Class B	53,034	743,580

		12,375,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Switzerland (5.2%)
ABB Ltd. (Registered)*	83,739	$1,570,607
Actelion Ltd. (Registered)*	4,219	211,197
Adecco S.A. (Registered)*	5,055	240,576
Aryzta AG*	3,222	154,505
Baloise Holding AG (Registered)	1,810	142,317
Banque Cantonale Vaudoise (Registered)	125	64,793
Barry Callebaut AG (Registered)*	69	64,011
Cie Financiere Richemont S.A., Class A	19,669	1,179,513
Credit Suisse Group AG (Registered)*	45,940	973,508
GAM Holding AG*	7,471	97,310
Geberit AG (Registered)*	1,459	317,241
Givaudan S.A. (Registered)*	317	300,821
Glencore International plc	143,056	792,584
Holcim Ltd. (Registered)*	8,557	544,991
Julius Baer Group Ltd.*	7,887	275,060
Kuehne + Nagel International AG (Registered)	2,060	232,613
Lindt & Spruengli AG*	34	107,585
Lindt & Spruengli AG (Registered)*	4	144,391
Lonza Group AG (Registered)*	1,916	100,211
Nestle S.A. (Registered)	125,119	7,888,949
Novartis AG (Registered)	87,214	5,336,699
Pargesa Holding S.A.	1,028	68,096
Partners Group Holding AG	508	105,705
Roche Holding AG	26,646	4,977,887
Schindler Holding AG	1,855	228,004
Schindler Holding AG (Registered)	820	101,225
SGS S.A. (Registered)	209	429,333
Sika AG	78	159,069
Sonova Holding AG (Registered)*	1,874	189,393
STMicroelectronics N.V.	24,302	130,944
Straumann Holding AG (Registered)	309	41,101
Sulzer AG (Registered)	913	132,994
Swatch Group AG	1,178	469,948
Swatch Group AG (Registered)	1,654	114,927
Swiss Life Holding AG (Registered)*	1,161	138,135
Swiss Prime Site AG (Registered)*	1,928	159,283
Swiss Reinsurance AG*	13,443	864,040
Swisscom AG (Registered)	890	357,703
Syngenta AG (Registered)	3,565	1,332,374
Transocean Ltd.	13,208	589,129
UBS AG (Registered)*	137,384	1,672,564
Wolseley plc	10,876	464,003
Xstrata plc	79,272	1,225,681
Zurich Insurance Group AG*	5,563	1,385,279

		36,076,299

United Kingdom (11.2%)
3i Group plc	36,981	132,990
Aberdeen Asset Management plc	33,579	168,689
Admiral Group plc	7,723	131,321
Aggreko plc	10,153	379,218
AMEC plc	11,774	217,885
Anglo American plc	52,441	1,538,667
Antofagasta plc	15,051	306,721
ARM Holdings plc	51,497	478,155
Associated British Foods plc	13,593	282,935
AstraZeneca plc	47,902	2,285,756
Aviva plc	109,322	562,611
Babcock International Group plc	13,692	204,958
BAE Systems plc	124,317	652,629
Balfour Beatty plc	26,182	128,400
Barclays plc	442,411	1,534,900
BG Group plc	128,421	2,592,178
BHP Billiton plc	79,919	2,484,274
BP plc	722,081	5,089,662
British American Tobacco plc	74,154	3,807,257
British Land Co. plc (REIT)	32,219	271,582
British Sky Broadcasting Group plc	41,546	498,803
BT Group plc	296,904	1,106,069
Bunzl plc	12,600	225,642
Burberry Group plc	16,732	270,459
Capita plc	24,920	311,665
Capital Shopping Centres Group plc (REIT)	21,274	112,404
Carnival plc	6,990	257,693
Centrica plc	197,523	1,045,551
Cobham plc	42,080	150,647
Compass Group plc	70,532	778,473
Croda International plc	5,270	206,367
Diageo plc	94,719	2,660,604
Eurasian Natural Resources Corp.	9,809	48,897
Evraz plc	10,803	43,019
G4S plc	53,821	230,920
GKN plc	59,232	205,452
GlaxoSmithKline plc	190,189	4,384,098
Hammerson plc (REIT)	27,169	197,865
HSBC Holdings plc	687,730	6,366,762
ICAP plc	21,182	109,831
IMI plc	12,668	184,107
Imperial Tobacco Group plc	37,765	1,397,729
Inmarsat plc	17,295	164,775
InterContinental Hotels Group plc	11,074	289,693
International Consolidated Airlines Group S.A.*	35,305	84,885
Intertek Group plc	6,109	270,296
Invensys plc	30,928	116,915
Investec plc	20,442	126,229
ITV plc	140,867	201,085
J Sainsbury plc	46,548	261,201
Johnson Matthey plc	7,818	304,629
Kazakhmys plc	8,159	91,238
Kingfisher plc	90,246	385,017
Land Securities Group plc (REIT)	29,599	363,970
Legal & General Group plc	224,139	477,398
Lloyds Banking Group plc*	1,603,054	1,005,158
London Stock Exchange Group plc	6,646	101,202
Lonmin plc	6,174	55,582
Man Group plc	71,887	95,594
Marks & Spencer Group plc	60,506	348,612
Meggitt plc	29,638	188,997
Melrose plc	45,730	178,852
National Grid plc	135,955	1,499,459
Next plc	6,146	342,397
Old Mutual plc	184,677	506,670
Pearson plc	31,106	607,783
Petrofac Ltd.	9,895	254,856
Prudential plc	97,313	1,259,485
Randgold Resources Ltd.	3,338	410,464
Reckitt Benckiser Group plc	24,536	1,412,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Reed Elsevier plc	46,439	$443,939
Resolution Ltd.	54,390	190,677
Rexam plc	33,449	234,904
Rio Tinto plc	50,822	2,367,643
Rolls-Royce Holdings plc*	71,506	973,394
Royal Bank of Scotland Group plc*	80,295	333,227
RSA Insurance Group plc	134,480	239,960
SABMiller plc	36,057	1,583,716
Sage Group plc	46,438	235,013
Schroders plc	4,302	105,453
Segro plc (REIT)	28,238	103,418
Serco Group plc	18,811	176,181
Severn Trent plc	9,063	245,721
Smith & Nephew plc	34,077	376,113
Smiths Group plc	14,973	250,730
SSE plc	35,783	804,331
Standard Chartered plc	90,888	2,054,723
Standard Life plc	88,853	391,269
Subsea 7 S.A.	10,736	247,744
Tate & Lyle plc	17,829	191,599
Tesco plc	306,218	1,641,676
TUI Travel plc	14,670	55,456
Tullow Oil plc	34,522	763,722
Unilever plc	48,451	1,761,935
United Utilities Group plc	26,015	300,785
Vedanta Resources plc	4,549	75,588
Vodafone Group plc	1,871,067	5,310,109
Weir Group plc	8,064	230,224
Whitbread plc	6,760	247,576
WM Morrison Supermarkets plc	88,377	407,012

		77,792,604

United States (0.0%)
Sims Metal Management Ltd.	6,254	62,148
Total Common Stocks (55.9%) (Cost $391,605,273)		388,862,352

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
Cie Generale de Geophysique-Veritas, expiring 10/12/12* (Cost $—)	4,917	7,936

Total Investments (55.9%) (Cost $391,605,273)		388,870,288
Other Assets Less Liabilities (44.1%)		306,655,363

Net Assets (100%)		$695,525,651

*	Non-income producing.

†	Securities (totaling $31,215 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	5.7%
Consumer Staples	6.7
Energy	4.7
Financials	13.1
Health Care	5.7
Industrials	6.9
Information Technology	2.4
Materials	5.4
Telecommunication Services	3.0
Utilities	2.3
Cash and Other	44.1

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$610,333	$255,381	$—	$989,986	$42,137	$—

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	3,815	December-12	$126,210,411	$120,355,534	$(5,854,877)
E-Mini MSCI EAFE Index	27	December-12	2,109,313	2,022,570	(86,743)
FTSE 100 Index	823	December-12	78,172,205	75,924,650	(2,247,555)
SPI 200 Index	273	December-12	31,207,611	31,036,845	(170,766)
TOPIX Index	811	December-12	75,195,509	76,381,983	1,186,474

					$(7,173,467)

At September 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 12/14/12	HSBC Bank plc	1,805	$2,914,714	$2,903,297	$11,417
European Union Euro vs. U.S. Dollar, expiring 12/14/12	HSBC Bank plc	12,484	16,042,564	16,126,020	(83,456)

					$(72,039)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$39,295,134	$—	$39,295,134
Consumer Staples	—	46,726,047	—	46,726,047
Energy	—	32,317,448	—	32,317,448
Financials	—	91,414,781	—	91,414,781
Health Care	—	39,857,541	—	39,857,541
Industrials	41,925	48,198,856	—	48,240,781
Information Technology	—	16,757,196	—	16,757,196
Materials	—	37,405,395	31,215	37,436,610
Telecommunication Services	—	21,082,329	—	21,082,329
Utilities	—	15,734,485	—	15,734,485
Forward Currency Contracts	—	11,417	—	11,417
Futures	1,186,474	—	—	1,186,474
Rights
Energy	—	7,936	—	7,936

Total Assets	$1,228,399	$388,808,565	$31,215	$390,068,179

Liabilities:
Forward Currency Contracts	$—	$(83,456)	$—	$(83,456)
Futures	(8,359,941)	—	—	(8,359,941)

Total Liabilities	$(8,359,941)	$(83,456)	$—	$(8,443,397)

Total	$(7,131,542)	$388,725,109	$31,215	$381,624,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Industrials	Investments in Common Stocks-Materials
Balance as of 12/31/11	$5,440	$—
Total gains or losses (realized/unrealized) included in earnings	(10)	(13,545)
Purchases	—	21,764
Sales	(5,430)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	22,996
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$31,215

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$(13,545)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$115,693,696
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,316,118

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,134,169
Aggregate gross unrealized depreciation	(39,180,272)

Net unrealized depreciation	$(3,046,103)

Federal income tax cost of investments	$391,916,391

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.8%)
AGL Energy Ltd.	66,607	$1,034,299
ALS Ltd.	41,004	365,362
Alumina Ltd.	312,914	275,898
Amcor Ltd.	147,899	1,190,505
AMP Ltd.	348,573	1,565,619
APA Group	76,038	373,864
Asciano Ltd.	115,382	523,027
ASX Ltd.	20,871	640,175
Australia & New Zealand Banking Group Ltd.	325,134	8,347,222
Bendigo and Adelaide Bank Ltd.	49,268	392,492
BGP Holdings plc(b)*†	810,676	—
BHP Billiton Ltd.	391,304	13,410,924
Boral Ltd.	90,131	359,013
Brambles Ltd.	189,073	1,376,800
Caltex Australia Ltd.	16,722	286,725
Centro Retail Australia (REIT)	148,814	322,622
CFS Retail Property Trust Group (REIT)	242,516	485,514
Coca-Cola Amatil Ltd.	70,116	986,237
Cochlear Ltd.	7,162	498,867
Commonwealth Bank of Australia	194,083	11,227,744
Computershare Ltd.	52,423	451,340
Crown Ltd.	49,961	471,603
CSL Ltd.	62,155	2,965,775
Dexus Property Group (REIT)	563,147	554,945
Echo Entertainment Group Ltd.	93,295	370,648
Fairfax Media Ltd.	287,231	123,647
Fortescue Metals Group Ltd.	169,131	612,284
Goodman Group (REIT)	184,812	759,154
GPT Group (REIT)	175,158	617,751
Harvey Norman Holdings Ltd.	68,975	138,803
Iluka Resources Ltd.	50,049	515,524
Incitec Pivot Ltd.	194,489	601,195
Insurance Australia Group Ltd.	253,067	1,147,153
Leighton Holdings Ltd.	18,486	318,697
Lend Lease Group	63,960	520,814
Lynas Corp., Ltd.*	200,684	164,454
Macquarie Group Ltd.	40,612	1,198,929
Metcash Ltd.	102,613	376,799
Mirvac Group (REIT)	404,111	599,434
National Australia Bank Ltd.	271,644	7,182,478
Newcrest Mining Ltd.	92,913	2,808,474
Orica Ltd.	44,779	1,155,193
Origin Energy Ltd.	132,374	1,554,367
OZ Minerals Ltd.	39,075	273,594
Qantas Airways Ltd.*	128,512	162,633
QBE Insurance Group Ltd.	142,395	1,912,797
QR National Ltd.	204,628	723,809
Ramsay Health Care Ltd.	15,644	389,785
Rio Tinto Ltd.	52,934	2,929,914
Santos Ltd.	115,401	1,359,854
Sonic Healthcare Ltd.	45,041	633,070
SP AusNet	191,843	207,954
Stockland Corp., Ltd. (REIT)	274,608	951,402
Suncorp Group Ltd.	154,742	1,483,148
Sydney Airport	45,497	149,133
Tabcorp Holdings Ltd.	90,652	259,532
Tatts Group Ltd.	168,166	472,729
Telstra Corp., Ltd.	526,160	2,139,480
Toll Holdings Ltd.	82,631	377,995
Transurban Group	158,466	986,261
Wesfarmers Ltd.	122,320	4,346,995
Westfield Group (REIT)	262,482	2,766,289
Westfield Retail Trust (REIT)	354,026	1,061,298
Westpac Banking Corp.	370,686	9,555,137
Whitehaven Coal Ltd.	54,880	163,381
Woodside Petroleum Ltd.	79,644	2,737,852
Woolworths Ltd.	149,359	4,455,789
WorleyParsons Ltd.	24,526	719,721

		110,091,922

Austria (0.1%)
Andritz AG	8,688	492,020
Erste Group Bank AG*	25,635	572,042
Immofinanz AG*	113,765	412,705
OMV AG	18,320	641,169
Raiffeisen Bank International AG	5,698	206,377
Telekom Austria AG	28,028	198,096
Verbund AG	8,687	179,728
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,368	185,232
Voestalpine AG	13,428	401,884

		3,289,253

Belgium (0.6%)
Ageas	27,645	662,900
Anheuser-Busch InBev N.V.	97,497	8,290,341
Belgacom S.A.	18,483	564,100
Colruyt S.A.	8,966	390,530
Delhaize Group S.A.	12,230	472,192
Groupe Bruxelles Lambert S.A.	10,002	742,265
KBC Groep N.V.	19,896	477,343
Mobistar S.A.	3,430	108,210
Solvay S.A.	7,150	827,481
Telenet Group Holding N.V.	6,669	298,664
UCB S.A.	13,145	722,808
Umicore S.A.	13,974	730,413

		14,287,247

China (0.0%)
Foxconn International Holdings Ltd.*	274,551	90,289
Yangzijiang Shipbuilding Holdings Ltd.	234,699	187,423

		277,712

Denmark (0.7%)
A. P. Moller - Maersk A/S, Class A	67	454,096
A. P. Moller - Maersk A/S, Class B	161	1,152,240
Carlsberg A/S, Class B	12,956	1,147,873
Coloplast A/S, Class B	2,814	585,937
Danske Bank A/S*	78,812	1,422,325
DSV A/S	24,186	543,627
Novo Nordisk A/S, Class B	50,023	7,902,453
Novozymes A/S, Class B	29,127	802,793
TDC A/S	58,417	425,528
Tryg A/S	3,210	208,541
William Demant Holding A/S*	3,171	284,223

		14,929,636

Finland (0.4%)
Elisa Oyj	16,479	372,492
Fortum Oyj	54,331	1,000,493
Kesko Oyj, Class B	8,062	228,440
Kone Oyj, Class B	19,186	1,327,670
Metso Oyj	15,329	547,816
Neste Oil Oyj	14,678	192,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nokia Oyj	452,922	$1,169,875
Nokian Renkaat Oyj	13,549	551,063
Orion Oyj, Class B	10,895	233,110
Pohjola Bank plc, Class A	17,329	228,031
Sampo Oyj, Class A	51,065	1,588,686
Stora Enso Oyj, Class R	67,599	419,920
UPM-Kymmene Oyj	62,726	708,930
Wartsila Oyj	20,022	693,404

		9,262,322

France (4.8%)
Accor S.A.	17,749	591,991
Aeroports de Paris S.A.	3,776	301,137
Air Liquide S.A.	38,302	4,747,268
Alcatel-Lucent S.A.*	280,291	309,401
Alstom S.A.	24,814	870,043
Arkema S.A.	7,422	694,912
AtoS	6,448	449,433
AXA S.A.‡	214,961	3,201,571
BNP Paribas S.A.	117,226	5,570,714
Bouygues S.A.	22,780	556,195
Bureau Veritas S.A.	6,832	701,655
Cap Gemini S.A.	17,816	753,800
Carrefour S.A.	70,611	1,464,522
Casino Guichard Perrachon S.A.	6,909	611,634
Christian Dior S.A.	6,747	905,172
Cie de Saint-Gobain S.A.	48,085	1,689,074
Cie Generale de Geophysique-Veritas*	17,071	537,459
Cie Generale des Etablissements Michelin	21,802	1,707,896
Cie Generale d’Optique Essilor International S.A.	24,448	2,289,350
CNP Assurances S.A.	17,327	226,334
Credit Agricole S.A.*	117,986	814,188
Danone S.A.	70,257	4,325,495
Dassault Systemes S.A.	7,412	778,747
Edenred	20,227	568,331
EDF S.A.	28,698	601,302
Eurazeo S.A.	3,479	159,380
Eutelsat Communications S.A.	15,659	503,367
Fonciere des Regions (REIT)	3,223	242,290
France Telecom S.A.	225,237	2,717,270
GDF Suez S.A.	154,417	3,452,744
Gecina S.A. (REIT)	2,791	285,707
Groupe Eurotunnel S.A. (Registered)	66,702	469,892
ICADE (REIT)	3,029	246,779
Iliad S.A.	2,684	436,998
Imerys S.A.	4,343	254,827
J.C. Decaux S.A.	8,046	182,596
Klepierre S.A. (REIT)	12,143	425,843
Lafarge S.A.	22,920	1,234,390
Lagardere S.C.A.	13,828	377,694
Legrand S.A.	28,520	1,074,934
L’Oreal S.A.	29,591	3,660,374
LVMH Moet Hennessy Louis Vuitton S.A.	30,870	4,641,331
Natixis S.A.	110,368	347,480
Pernod-Ricard S.A.	25,632	2,875,852
Peugeot S.A.*	27,479	217,168
PPR S.A.	9,271	1,422,496
Publicis Groupe S.A.	21,305	1,192,311
Remy Cointreau S.A.	2,624	301,791
Renault S.A.	23,623	1,108,628
Rexel S.A.	12,440	250,341
Safran S.A.	27,544	990,541
Sanofi S.A.	144,275	12,301,329
Schneider Electric S.A.	63,230	3,742,140
SCOR SE	20,365	525,102
Societe BIC S.A.	3,538	427,463
Societe Generale S.A.*	84,378	2,396,302
Sodexo S.A.	11,651	877,216
Suez Environnement Co. S.A.	32,652	370,040
Technip S.A.	12,255	1,362,384
Thales S.A.	11,402	391,578
Total S.A.	258,231	12,809,014
Unibail-Rodamco S.A. (REIT)	11,190	2,230,293
Vallourec S.A.	12,814	542,575
Veolia Environnement S.A.	41,413	446,816
Vinci S.A.	55,562	2,366,551
Vivendi S.A.	156,847	3,058,616
Wendel S.A.	3,876	327,242
Zodiac Aerospace	4,060	396,411

		108,911,720

Germany (4.7%)
Adidas AG	25,362	2,080,637
Allianz SE (Registered)	55,326	6,582,841
Axel Springer AG	4,829	209,250
BASF SE	111,559	9,411,511
Bayer AG (Registered)	100,414	8,623,543
Bayerische Motoren Werke (BMW) AG	40,271	2,945,107
Bayerische Motoren Werke (BMW) AG (Preference)	6,469	332,021
Beiersdorf AG	12,314	903,557
Brenntag AG	6,190	792,264
Celesio AG	9,615	171,436
Commerzbank AG*	441,315	787,718
Continental AG	9,631	943,075
Daimler AG (Registered)	110,155	5,331,657
Deutsche Bank AG (Registered)	113,187	4,471,890
Deutsche Boerse AG	23,698	1,311,463
Deutsche Lufthansa AG (Registered)	27,085	367,199
Deutsche Post AG (Registered)	102,860	2,009,140
Deutsche Telekom AG (Registered)	341,403	4,200,743
E.ON AG	218,797	5,191,713
Fraport AG	4,663	269,679
Fresenius Medical Care AG & Co. KGaA	25,301	1,855,195
Fresenius SE & Co. KGaA	14,945	1,734,986
GEA Group AG	21,558	652,270
Hannover Rueckversicherung AG (Registered)	7,601	485,697
HeidelbergCement AG	17,378	910,459
Henkel AG & Co. KGaA	16,047	1,046,938
Henkel AG & Co. KGaA (Preference)	21,731	1,728,304
Hochtief AG*	4,006	187,693
Hugo Boss AG	2,899	255,187
Infineon Technologies AG	133,369	846,303
K+S AG (Registered)	20,809	1,023,229
Kabel Deutschland Holding AG*	10,959	781,740
Lanxess AG	10,011	830,155
Linde AG	22,459	3,867,366
MAN SE	5,275	482,978
Merck KGaA	7,758	957,064
Metro AG	15,635	467,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21,907	$3,420,418
Porsche Automobil Holding SE (Preference)	18,511	1,107,192
ProSiebenSat.1 Media AG (Preference)	10,106	254,605
RWE AG	59,217	2,649,310
RWE AG (Preference)	4,418	176,111
Salzgitter AG	4,574	176,717
SAP AG	111,897	7,924,445
Siemens AG (Registered)	99,886	9,961,904
Suedzucker AG	7,562	267,719
ThyssenKrupp AG	47,045	999,929
United Internet AG (Registered)	12,382	252,515
Volkswagen AG	3,649	610,527
Volkswagen AG (Preference)	17,646	3,218,857
Wacker Chemie AG	1,881	120,762

		106,190,655

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	24,689	460,670
OPAP S.A.	28,711	147,581

		608,251

Hong Kong (1.7%)
AIA Group Ltd.	1,240,600	4,623,821
ASM Pacific Technology Ltd.	22,877	270,693
Bank of East Asia Ltd.	167,921	630,187
BOC Hong Kong Holdings Ltd.	445,923	1,417,582
Cathay Pacific Airways Ltd.	139,368	226,827
Cheung Kong Holdings Ltd.	168,508	2,470,884
Cheung Kong Infrastructure Holdings Ltd.	58,113	351,868
CLP Holdings Ltd.	220,128	1,870,820
First Pacific Co., Ltd.	258,000	280,491
Galaxy Entertainment Group Ltd.*	173,600	582,096
Hang Lung Group Ltd.	103,549	656,358
Hang Lung Properties Ltd.	275,111	940,211
Hang Seng Bank Ltd.	93,732	1,437,279
Henderson Land Development Co., Ltd.	116,496	838,333
Hong Kong & China Gas Co., Ltd.	633,328	1,605,771
Hong Kong Exchanges and Clearing Ltd.	125,422	1,895,714
Hopewell Holdings Ltd.	63,362	218,995
Hutchison Whampoa Ltd.	259,533	2,516,992
Hysan Development Co., Ltd.	76,907	350,116
Kerry Properties Ltd.	89,324	451,571
Li & Fung Ltd.	702,650	1,089,218
Lifestyle International Holdings Ltd.	58,750	121,379
Link REIT (REIT)	271,619	1,287,327
MGM China Holdings Ltd.	108,400	187,609
MTR Corp., Ltd.	179,016	678,751
New World Development Co., Ltd.	438,529	679,789
Noble Group Ltd.	455,130	491,401
NWS Holdings Ltd.	172,371	276,983
Orient Overseas International Ltd.	24,705	136,205
PCCW Ltd.	488,065	199,530
Power Assets Holdings Ltd.	166,665	1,415,375
Shangri-La Asia Ltd.	194,635	377,520
Sino Land Co., Ltd.	353,907	661,803
SJM Holdings Ltd.	229,000	497,926
Sun Hung Kai Properties Ltd.	189,108	2,770,509
Swire Pacific Ltd., Class A	83,312	1,020,710
Wharf Holdings Ltd.	184,734	1,282,933
Wheelock & Co., Ltd.	113,774	490,807
Wing Hang Bank Ltd.	21,851	205,151
Yue Yuen Industrial Holdings Ltd.	86,837	292,292

		37,799,827

Ireland (0.4%)
CRH plc (BATS Europe Exchange)	57,513	1,108,606
CRH plc (London Stock Exchange)	30,276	582,765
Elan Corp. plc*	61,076	658,495
Experian plc	123,131	2,045,981
Irish Bank Resolution Corp., Ltd.(b)*†	52,563	—
James Hardie Industries SE (CDI)	54,387	490,816
Kerry Group plc (Irish Exchange), Class A	11,225	574,824
Kerry Group plc, Class A	6,682	339,046
Ryanair Holdings plc (ADR)*	2,587	83,431
Shire plc	68,636	2,010,518
WPP plc	152,612	2,073,774

		9,968,256

Israel (0.3%)
Bank Hapoalim B.M.*	125,542	448,253
Bank Leumi Le-Israel B.M.*	145,536	407,259
Bezeq Israeli Telecommunication Corp., Ltd.	217,111	252,840
Delek Group Ltd.	474	79,293
Israel Chemicals Ltd.	53,247	647,984
Israel Corp., Ltd.	273	173,539
Mellanox Technologies Ltd.*	4,381	459,853
Mizrahi Tefahot Bank Ltd.*	15,035	133,497
NICE Systems Ltd.*	7,041	234,576
Teva Pharmaceutical Industries Ltd.	114,526	4,709,481

		7,546,575

Italy (1.2%)
Assicurazioni Generali S.p.A.	142,252	2,045,542
Atlantia S.p.A.	40,451	627,937
Autogrill S.p.A.	13,983	132,880
Banca Monte dei Paschi di Siena S.p.A.*	736,742	213,587
Banco Popolare S.c.a.r.l.*	208,648	312,363
Enel Green Power S.p.A.	207,059	350,163
Enel S.p.A.	801,056	2,832,900
Eni S.p.A.	307,944	6,735,213
Exor S.p.A.	8,015	201,565
Fiat Industrial S.p.A.	102,829	1,004,928
Fiat S.p.A.*	104,184	555,877
Finmeccanica S.p.A.*	49,121	233,302
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	119,216	154,118
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	1,215,891	1,848,415
Luxottica Group S.p.A.	14,569	515,414
Mediaset S.p.A.	87,756	164,758
Mediobanca S.p.A.	61,456	328,374
Pirelli & C. S.p.A.	28,356	305,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Prysmian S.p.A.	24,943	$444,896
Saipem S.p.A.	31,989	1,536,186
Snam S.p.A.	202,302	896,890
Telecom Italia S.p.A.	1,133,690	1,136,342
Telecom Italia S.p.A. (RNC)	747,189	654,359
Terna Rete Elettrica Nazionale S.p.A.	155,420	579,195
UniCredit S.p.A.*	493,652	2,050,276
Unione di Banche Italiane S.c.p.A.	105,677	390,561

		26,251,399

Japan (10.9%)
ABC-Mart, Inc.	3,060	135,277
Advantest Corp.	18,502	240,640
Aeon Co., Ltd.	72,248	817,465
Aeon Credit Service Co., Ltd.	8,162	175,707
Aeon Mall Co., Ltd.	9,338	228,544
Air Water, Inc.	16,000	196,002
Aisin Seiki Co., Ltd.	23,662	673,112
Ajinomoto Co., Inc.	78,832	1,236,422
Alfresa Holdings Corp.	4,834	238,789
All Nippon Airways Co., Ltd.	132,698	278,863
Amada Co., Ltd.	44,852	196,558
Aozora Bank Ltd.	73,082	223,816
Asahi Glass Co., Ltd.	123,248	821,232
Asahi Group Holdings Ltd.	46,313	1,141,802
Asahi Kasei Corp.	154,922	800,020
Asics Corp.	17,605	237,546
Astellas Pharma, Inc.	54,170	2,752,230
Bank of Kyoto Ltd.	39,918	338,106
Bank of Yokohama Ltd.	144,300	685,998
Benesse Holdings, Inc.	8,426	408,128
Bridgestone Corp.	78,636	1,823,823
Brother Industries Ltd.	29,385	272,613
Canon, Inc.	137,770	4,404,615
Casio Computer Co., Ltd.	28,973	205,306
Central Japan Railway Co.	17,600	1,547,104
Chiba Bank Ltd.	89,328	519,668
Chiyoda Corp.	18,000	280,010
Chubu Electric Power Co., Inc.	79,046	1,030,110
Chugai Pharmaceutical Co., Ltd.	26,253	550,021
Chugoku Bank Ltd.	20,489	288,799
Chugoku Electric Power Co., Inc.	36,738	488,177
Citizen Holdings Co., Ltd.	33,811	172,001
Coca-Cola West Co., Ltd.	6,489	107,596
Cosmo Oil Co., Ltd.	63,778	117,684
Credit Saison Co., Ltd.	18,584	449,359
Dai Nippon Printing Co., Ltd.	67,838	472,884
Daicel Corp.	34,045	204,165
Daido Steel Co., Ltd.	33,481	155,736
Daihatsu Motor Co., Ltd.	23,800	397,073
Dai-ichi Life Insurance Co., Ltd.	1,051	1,193,216
Daiichi Sankyo Co., Ltd.	81,413	1,345,756
Daikin Industries Ltd.	28,077	727,829
Dainippon Sumitomo Pharma Co., Ltd.	18,808	206,782
Daito Trust Construction Co., Ltd.	8,962	901,483
Daiwa House Industry Co., Ltd.	60,342	876,057
Daiwa Securities Group, Inc.	198,824	756,673
DeNA Co., Ltd.	12,414	412,315
Denki Kagaku Kogyo KK	54,282	168,327
Denso Corp.	59,088	1,855,775
Dentsu, Inc.	22,322	566,345
East Japan Railway Co.	41,332	2,738,166
Eisai Co., Ltd.	30,746	1,386,801
Electric Power Development Co., Ltd.	14,497	381,559
FamilyMart Co., Ltd.	7,196	354,083
FANUC Corp.	23,456	3,781,093
Fast Retailing Co., Ltd.	6,484	1,508,004
Fuji Electric Co., Ltd.	72,712	148,145
Fuji Heavy Industries Ltd.	71,520	593,862
Fujifilm Holdings Corp.	56,332	944,160
Fujitsu Ltd.	225,258	845,728
Fukuoka Financial Group, Inc.	90,017	365,651
Furukawa Electric Co., Ltd.*	82,712	155,800
Gree, Inc.	10,509	192,432
GS Yuasa Corp.	41,037	170,900
Gunma Bank Ltd.	48,726	247,876
Hachijuni Bank Ltd.	51,684	286,765
Hakuhodo DY Holdings, Inc.	2,674	180,231
Hamamatsu Photonics KK	8,500	292,010
Hankyu Hanshin Holdings, Inc.	136,000	735,418
Hino Motors Ltd.	29,170	191,003
Hirose Electric Co., Ltd.	3,834	429,876
Hisamitsu Pharmaceutical Co., Inc.	7,333	405,457
Hitachi Chemical Co., Ltd.	12,812	173,202
Hitachi Construction Machinery Co., Ltd.	12,687	205,327
Hitachi High-Technologies Corp.	7,882	190,182
Hitachi Ltd.	560,589	3,117,576
Hitachi Metals Ltd.	20,614	183,846
Hokkaido Electric Power Co., Inc.	22,032	178,989
Hokuriku Electric Power Co.	20,462	248,302
Honda Motor Co., Ltd.	197,996	6,081,451
Hoya Corp.	53,398	1,173,470
Hulic Co., Ltd.*	26,920	162,817
Ibiden Co., Ltd.	15,166	221,738
Idemitsu Kosan Co., Ltd.	2,510	205,843
IHI Corp.	153,166	341,503
INPEX Corp.	267	1,592,626
Isetan Mitsukoshi Holdings Ltd.	44,232	461,364
Isuzu Motors Ltd.	145,862	704,638
ITOCHU Corp.	181,968	1,844,396
ITOCHU Techno-Solutions Corp.	2,775	144,368
Iyo Bank Ltd.	31,422	256,079
J. Front Retailing Co., Ltd.	60,332	338,614
Japan Petroleum Exploration Co.	3,590	143,986
Japan Prime Realty Investment Corp. (REIT)	91	274,259
Japan Real Estate Investment Corp. (REIT)	65	654,664
Japan Retail Fund Investment Corp. (REIT)	229	409,348
Japan Steel Works Ltd.	34,978	194,970
Japan Tobacco, Inc.	109,427	3,283,932
JFE Holdings, Inc.	56,724	748,664
JGC Corp.	25,674	857,006
Joyo Bank Ltd.	75,520	369,665
JSR Corp.	20,982	344,144
JTEKT Corp.	27,518	217,563
Jupiter Telecommunications Co., Ltd.	248	251,686
JX Holdings, Inc.	273,671	1,497,405
Kajima Corp.	107,261	292,755
Kamigumi Co., Ltd.	27,296	225,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kaneka Corp.	35,356	$170,347
Kansai Electric Power Co., Inc.	92,077	719,720
Kansai Paint Co., Ltd.	25,548	283,176
Kao Corp.	63,933	1,884,238
Kawasaki Heavy Industries Ltd.	168,160	333,993
Kawasaki Kisen Kaisha Ltd.*	101,838	127,885
KDDI Corp.	32,900	2,554,767
Keikyu Corp.	56,534	533,176
Keio Corp.	70,653	533,247
Keisei Electric Railway Co., Ltd.	32,784	296,165
Keyence Corp.	5,643	1,446,181
Kikkoman Corp.	20,883	285,522
Kinden Corp.	13,304	83,875
Kintetsu Corp.	193,020	756,844
Kirin Holdings Co., Ltd.	104,609	1,399,434
Kobe Steel Ltd.	296,905	235,880
Koito Manufacturing Co., Ltd.	10,000	115,582
Komatsu Ltd.	113,928	2,243,815
Konami Corp.	11,612	263,814
Konica Minolta Holdings, Inc.	56,064	431,040
Kubota Corp.	132,492	1,341,218
Kuraray Co., Ltd.	40,408	459,276
Kurita Water Industries Ltd.	13,886	307,649
Kyocera Corp.	18,796	1,628,152
Kyowa Hakko Kirin Co., Ltd.	29,733	359,280
Kyushu Electric Power Co., Inc.	50,812	419,310
Lawson, Inc.	7,320	562,788
LIXIL Group Corp.	31,777	758,185
Mabuchi Motor Co., Ltd.	2,611	119,442
Makita Corp.	13,254	514,603
Marubeni Corp.	198,598	1,267,322
Marui Group Co., Ltd.	25,414	180,086
Maruichi Steel Tube Ltd.	5,038	107,810
Mazda Motor Corp.*	318,621	371,534
McDonald’s Holdings Co. Japan Ltd.	7,860	223,895
Medipal Holdings Corp.	18,078	248,793
MEIJI Holdings Co., Ltd.	7,482	371,511
Miraca Holdings, Inc.	6,400	287,442
Mitsubishi Chemical Holdings Corp.	164,641	630,800
Mitsubishi Corp.	170,716	3,104,126
Mitsubishi Electric Corp.	234,413	1,730,163
Mitsubishi Estate Co., Ltd.	151,448	2,899,325
Mitsubishi Gas Chemical Co., Inc.	48,717	244,709
Mitsubishi Heavy Industries Ltd.	368,744	1,597,072
Mitsubishi Logistics Corp.	13,990	166,539
Mitsubishi Materials Corp.	139,181	438,730
Mitsubishi Motors Corp.*	479,782	442,649
Mitsubishi Tanabe Pharma Corp.	28,010	426,036
Mitsubishi UFJ Financial Group, Inc.	1,547,014	7,255,345
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,380	311,125
Mitsui & Co., Ltd.	210,946	2,967,949
Mitsui Chemicals, Inc.	99,712	195,489
Mitsui Fudosan Co., Ltd.	101,573	2,034,323
Mitsui O.S.K. Lines Ltd.	133,425	311,165
Mizuho Financial Group, Inc.	2,776,529	4,518,442
MS&AD Insurance Group Holdings, Inc.	62,204	1,076,853
Murata Manufacturing Co., Ltd.	24,829	1,321,944
Nabtesco Corp.	11,800	216,676
Namco Bandai Holdings, Inc.	21,481	363,889
NEC Corp.*	311,258	494,567
Nexon Co., Ltd.*	12,440	171,042
NGK Insulators Ltd.	31,733	380,194
NGK Spark Plug Co., Ltd.	21,539	226,596
NHK Spring Co., Ltd.	17,925	153,892
Nidec Corp.	13,254	969,763
Nikon Corp.	40,741	1,121,369
Nintendo Co., Ltd.	12,861	1,629,873
Nippon Building Fund, Inc. (REIT)	74	797,463
Nippon Electric Glass Co., Ltd.	45,978	253,928
Nippon Express Co., Ltd.	99,573	377,673
Nippon Meat Packers, Inc.	19,925	255,828
Nippon Paper Group, Inc.	12,193	143,897
Nippon Steel Corp.	921,519	1,889,326
Nippon Telegraph & Telephone Corp.	53,069	2,529,686
Nippon Yusen KK	192,558	340,505
Nishi-Nippon City Bank Ltd.	83,520	193,710
Nissan Motor Co., Ltd.	302,152	2,574,719
Nisshin Seifun Group, Inc.	21,362	262,782
Nisshin Steel Co., Ltd.†	76,328	82,157
Nissin Foods Holdings Co., Ltd.	7,194	282,082
Nitori Holdings Co., Ltd.	4,175	387,862
Nitto Denko Corp.	19,689	938,533
NKSJ Holdings, Inc.	45,378	888,488
NOK Corp.	13,136	210,237
Nomura Holdings, Inc.	441,692	1,579,089
Nomura Real Estate Holdings, Inc.	11,825	207,892
Nomura Real Estate Office Fund, Inc. (REIT)	35	219,535
Nomura Research Institute Ltd.	12,712	262,091
NSK Ltd.	53,549	310,837
NTN Corp.	53,340	107,309
NTT Data Corp.	150	470,720
NTT DoCoMo, Inc.	1,858	3,014,131
NTT Urban Development Corp.	126	102,363
Obayashi Corp.	81,334	371,026
Odakyu Electric Railway Co., Ltd.	75,897	798,455
OJI Paper Co., Ltd.	100,388	306,155
Olympus Corp.*	26,148	509,290
Omron Corp.	24,156	464,300
Ono Pharmaceutical Co., Ltd.	10,025	617,249
Oracle Corp. Japan	4,560	235,187
Oriental Land Co., Ltd.	6,114	805,381
ORIX Corp.	12,639	1,269,730
Osaka Gas Co., Ltd.	227,132	1,001,197
Otsuka Corp.	1,961	175,897
Otsuka Holdings Co., Ltd.	43,662	1,353,947
Panasonic Corp.	268,214	1,773,429
Rakuten, Inc.	86,717	883,393
Resona Holdings, Inc.	227,767	933,950
Ricoh Co., Ltd.	76,420	645,320
Rinnai Corp.	3,916	292,044
Rohm Co., Ltd.	11,574	389,755
Sankyo Co., Ltd.	6,202	288,881
Sanrio Co., Ltd.	5,500	197,123
Santen Pharmaceutical Co., Ltd.	8,669	398,792
SBI Holdings, Inc.	25,910	167,001
Secom Co., Ltd.	25,173	1,312,841
Sega Sammy Holdings, Inc.	24,225	459,729
Seiko Epson Corp.	16,578	101,116
Sekisui Chemical Co., Ltd.	49,786	401,274
Sekisui House Ltd.	66,030	655,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Seven & I Holdings Co., Ltd.	91,488	$2,810,056
Seven Bank Ltd.	59,051	180,089
Sharp Corp.	121,062	299,397
Shikoku Electric Power Co., Inc.	20,957	236,585
Shimadzu Corp.	26,860	188,268
Shimamura Co., Ltd.	2,754	320,782
Shimano, Inc.	9,164	666,985
Shimizu Corp.	67,090	226,098
Shin-Etsu Chemical Co., Ltd.	50,036	2,814,685
Shinsei Bank Ltd.	174,420	225,736
Shionogi & Co., Ltd.	36,293	554,347
Shiseido Co., Ltd.	42,878	588,446
Shizuoka Bank Ltd.	64,276	658,079
Showa Denko KK	168,618	267,922
Showa Shell Sekiyu KK	21,125	112,068
SMC Corp.	6,552	1,056,178
Softbank Corp.	107,828	4,366,177
Sojitz Corp.	159,158	205,984
Sony Corp.	122,536	1,442,985
Sony Financial Holdings, Inc.	21,906	375,580
Square Enix Holdings Co., Ltd.	8,276	126,303
Stanley Electric Co., Ltd.	18,216	269,832
Sumco Corp.*	15,748	106,144
Sumitomo Chemical Co., Ltd.	182,842	466,242
Sumitomo Corp.	136,072	1,836,030
Sumitomo Electric Industries Ltd.	92,540	978,287
Sumitomo Heavy Industries Ltd.	69,216	236,810
Sumitomo Metal Mining Co., Ltd.	63,216	797,895
Sumitomo Mitsui Financial Group, Inc.	163,212	5,102,989
Sumitomo Mitsui Trust Holdings, Inc.	379,801	1,129,085
Sumitomo Realty & Development Co., Ltd.	43,474	1,154,256
Sumitomo Rubber Industries Ltd.	20,264	240,706
Suruga Bank Ltd.	20,110	228,054
Suzuken Co., Ltd.	8,294	275,794
Suzuki Motor Corp.	43,764	849,596
Sysmex Corp.	8,600	413,801
T&D Holdings, Inc.	69,596	753,570
Taiheiyo Cement Corp.	129,000	277,704
Taisei Corp.	128,613	369,161
Taisho Pharmaceutical Holdings Co., Ltd.	4,570	373,025
Taiyo Nippon Sanso Corp.	28,608	150,665
Takashimaya Co., Ltd.	30,045	206,357
Takeda Pharmaceutical Co., Ltd.	96,077	4,425,895
TDK Corp.	15,029	559,640
Teijin Ltd.	116,750	285,741
Terumo Corp.	18,750	807,278
THK Co., Ltd.	13,892	213,258
Tobu Railway Co., Ltd.	124,009	667,399
Toho Co., Ltd.	14,454	265,780
Toho Gas Co., Ltd.	49,306	327,906
Tohoku Electric Power Co., Inc.	53,941	434,072
Tokio Marine Holdings, Inc.	88,085	2,250,660
Tokyo Electric Power Co., Inc.*	175,942	288,577
Tokyo Electron Ltd.	20,964	893,200
Tokyo Gas Co., Ltd.	298,289	1,643,571
Tokyu Corp.	137,989	659,532
Tokyu Land Corp.	50,306	269,450
TonenGeneral Sekiyu KK	32,170	279,076
Toppan Printing Co., Ltd.	67,090	389,438
Toray Industries, Inc.	178,226	1,055,105
Toshiba Corp.	491,317	1,573,927
Tosoh Corp.	56,905	107,918
TOTO Ltd.	31,800	233,895
Toyo Seikan Kaisha Ltd.	17,496	187,201
Toyo Suisan Kaisha Ltd.	10,244	256,231
Toyoda Gosei Co., Ltd.	8,358	167,396
Toyota Boshoku Corp.	7,108	73,776
Toyota Industries Corp.	20,182	565,065
Toyota Motor Corp.	334,864	13,044,420
Toyota Tsusho Corp.	25,386	542,917
Trend Micro, Inc.	13,218	369,237
Tsumura & Co.	6,796	213,529
Ube Industries Ltd.	116,877	251,606
Unicharm Corp.	13,606	781,072
Ushio, Inc.	11,836	142,263
USS Co., Ltd.	2,589	273,696
West Japan Railway Co.	20,268	866,143
Yahoo! Japan Corp.	1,723	656,391
Yakult Honsha Co., Ltd.	12,093	573,348
Yamada Denki Co., Ltd.	10,348	454,150
Yamaguchi Financial Group, Inc.	25,237	204,380
Yamaha Corp.	20,521	190,379
Yamaha Motor Co., Ltd.	33,068	288,985
Yamato Holdings Co., Ltd.	45,964	727,979
Yamato Kogyo Co., Ltd.	4,746	140,057
Yamazaki Baking Co., Ltd.	12,429	166,431
Yaskawa Electric Corp.	25,145	168,514
Yokogawa Electric Corp.	24,597	284,296

		248,529,119

Luxembourg (0.2%)
ArcelorMittal S.A.	113,005	1,620,622
Millicom International Cellular S.A. (SDR)	7,862	729,492
SES S.A. (FDR)	36,625	996,130
Tenaris S.A.	56,852	1,160,156

		4,506,400

Macau (0.1%)
Sands China Ltd.	290,896	1,086,070
Wynn Macau Ltd.	186,200	503,078

		1,589,148

Mexico (0.0%)
Fresnillo plc	21,837	653,412

Netherlands (2.7%)
Aegon N.V.	207,156	1,076,803
Akzo Nobel N.V.	28,635	1,618,718
ASML Holding N.V.	51,038	2,727,738
Corio N.V. (REIT)	7,949	337,959
D.E Master Blenders 1753 N.V.*	72,164	869,384
Delta Lloyd N.V.	16,002	243,984
European Aeronautic Defence and Space Co. N.V.	49,912	1,581,999
Fugro N.V. (CVA)	8,302	564,576
Gemalto N.V.	9,435	829,918
Heineken Holding N.V.	12,518	607,980
Heineken N.V.	27,984	1,668,223
ING Groep N.V. (CVA)*	465,349	3,677,082
Koninklijke (Royal) KPN N.V.	121,690	929,822
Koninklijke Ahold N.V.	127,921	1,602,259
Koninklijke Boskalis Westminster N.V.	8,375	302,743
Koninklijke DSM N.V.	18,570	925,899
Koninklijke Philips Electronics N.V.	125,667	2,931,822
Koninklijke Vopak N.V.	8,432	592,054
QIAGEN N.V.*	29,184	537,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Randstad Holding N.V.	14,422	$479,356
Reed Elsevier N.V.	84,132	1,124,924
Royal Dutch Shell plc, Class A	447,926	15,493,319
Royal Dutch Shell plc, Class B	320,923	11,390,618
SBM Offshore N.V.*	21,523	306,729
TNT Express N.V.	40,857	426,642
Unilever N.V. (CVA)	197,822	6,998,433
Wolters Kluwer N.V.	36,955	694,764

		60,540,790

New Zealand (0.1%)
Auckland International Airport Ltd.	109,603	237,998
Contact Energy Ltd.*	40,107	175,511
Fletcher Building Ltd.	83,983	485,148
SKYCITY Entertainment Group Ltd.	64,204	201,142
Telecom Corp. of New Zealand Ltd.	232,912	459,429

		1,559,228

Norway (0.5%)
Aker Solutions ASA	19,068	361,130
DNB ASA	118,096	1,448,139
Gjensidige Forsikring ASA	22,940	318,138
Norsk Hydro ASA	111,363	521,738
Orkla ASA	95,314	723,893
Seadrill Ltd.	42,424	1,656,557
Statoil ASA	135,515	3,498,520
Telenor ASA	88,026	1,716,299
Yara International ASA	22,745	1,139,453

		11,383,867

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	226,562	164,787
EDP - Energias de Portugal S.A.	234,839	646,413
Galp Energia SGPS S.A., Class B	27,403	444,404
Jeronimo Martins SGPS S.A.	26,907	448,980
Portugal Telecom SGPS S.A. (Registered)	77,921	385,209

		2,089,793

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	229,256	450,218
CapitaLand Ltd.	306,507	794,241
CapitaMall Trust (REIT)	277,182	456,248
CapitaMalls Asia Ltd.	175,501	235,965
City Developments Ltd.	59,569	569,866
ComfortDelGro Corp., Ltd.	230,450	322,052
Cosco Corp., (Singapore) Ltd.	111,874	87,971
DBS Group Holdings Ltd.	218,770	2,565,271
Fraser and Neave Ltd.	112,313	812,695
Genting Singapore plc	747,772	834,785
Global Logistic Properties Ltd.	244,600	500,282
Golden Agri-Resources Ltd.	783,095	421,156
Hutchison Port Holdings Trust, Class U	638,500	462,913
Jardine Cycle & Carriage Ltd.	13,442	526,858
Keppel Corp., Ltd.	173,525	1,611,950
Keppel Land Ltd.	85,000	245,885
Neptune Orient Lines Ltd.*	110,724	101,954
Olam International Ltd.	184,504	308,208
Oversea-Chinese Banking Corp., Ltd.	311,631	2,371,768
SembCorp Industries Ltd.	115,109	531,835
SembCorp Marine Ltd.	103,768	420,247
Singapore Airlines Ltd.	65,548	573,652
Singapore Exchange Ltd.	101,062	576,462
Singapore Press Holdings Ltd.	190,997	633,440
Singapore Technologies Engineering Ltd.	191,179	551,478
Singapore Telecommunications Ltd.	967,645	2,523,194
StarHub Ltd.	70,152	212,651
United Overseas Bank Ltd.	153,086	2,451,222
UOL Group Ltd.	52,059	243,072
Wilmar International Ltd.	234,874	622,018

		23,019,557

Spain (1.6%)
Abertis Infraestructuras S.A.	45,333	667,022
Acciona S.A.	2,908	165,508
Acerinox S.A.	12,156	136,309
ACS Actividades de Construcciony Servicios S.A.	17,419	358,820
Amadeus IT Holding S.A., Class A	37,437	872,206
Banco Bilbao Vizcaya Argentaria S.A.	651,102	5,114,739
Banco de Sabadell S.A.*	336,186	902,913
Banco Popular Espanol S.A.	156,315	341,684
Banco Santander S.A.*†	5	38
Banco Santander S.A. (BATS Europe Exchange)*	1,192,139	8,877,698
Banco Santander S.A. (PLUS Market Group)*	274	2,060
Bankia S.A.*	113,473	189,564
CaixaBank	98,832	371,614
Distribuidora Internacional de Alimentacion S.A.	73,268	404,387
Enagas S.A.	21,122	416,642
Ferrovial S.A.	48,649	632,978
Gas Natural SDG S.A.	42,185	597,121
Grifols S.A.*	17,611	581,617
Iberdrola S.A.	468,672	2,124,798
Inditex S.A.	26,538	3,295,340
Mapfre S.A.	96,812	265,238
Red Electrica Corporacion S.A.	12,971	614,980
Repsol S.A.	98,412	1,908,347
Telefonica S.A.	489,671	6,528,487
Zardoya Otis S.A.	19,717	231,837

		35,601,947

Sweden (1.7%)
Alfa Laval AB	40,286	730,432
Assa Abloy AB, Class B	39,941	1,296,343
Atlas Copco AB, Class A	81,689	1,906,425
Atlas Copco AB, Class B	47,945	1,002,869
Boliden AB	32,519	542,082
Electrolux AB	28,665	706,937
Elekta AB, Class B	43,627	576,154
Getinge AB, Class B	24,384	735,737
Hennes & Mauritz AB, Class B	115,366	4,007,813
Hexagon AB, Class B	29,300	628,036
Holmen AB, Class B	6,468	176,746
Husqvarna AB, Class B	51,189	261,135
Industrivarden AB, Class C	13,291	190,195
Investment AB Kinnevik, Class B	25,551	530,562
Investor AB, Class B	55,986	1,232,428
Lundin Petroleum AB*	27,038	658,992
Modern Times Group AB, Class B	5,733	253,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nordea Bank AB	320,255	$3,166,570
Ratos AB, Class B	23,752	209,540
Sandvik AB	121,916	1,654,611
Scania AB, Class B	39,235	719,738
Securitas AB, Class B	36,566	274,323
Skandinaviska Enskilda Banken AB, Class A	171,688	1,437,529
Skanska AB, Class B	46,909	759,108
SKF AB, Class B	47,133	1,016,738
SSAB AB, Class A	18,981	134,856
Svenska Cellulosa AB, Class B	69,857	1,297,429
Svenska Handelsbanken AB, Class A	60,179	2,254,605
Swedbank AB, Class A	99,429	1,867,851
Swedish Match AB	25,268	1,021,675
Tele2 AB, Class B	38,832	704,661
Telefonaktiebolaget LM Ericsson, Class B	365,937	3,334,145
TeliaSonera AB	263,091	1,893,640
Volvo AB, Class B	168,478	2,362,201

		39,545,294

Switzerland (5.1%)
ABB Ltd. (Registered)*	267,140	5,010,473
Actelion Ltd. (Registered)*	13,211	661,323
Adecco S.A. (Registered)*	15,900	756,708
Aryzta AG*	10,476	502,358
Baloise Holding AG (Registered)	5,937	466,817
Banque Cantonale Vaudoise (Registered)	348	180,383
Barry Callebaut AG (Registered)*	222	205,949
Cie Financiere Richemont S.A., Class A	63,518	3,809,054
Credit Suisse Group AG (Registered)*	147,629	3,128,385
GAM Holding AG*	23,055	300,291
Geberit AG (Registered)*	4,631	1,006,953
Givaudan S.A. (Registered)*	1,028	975,534
Glencore International plc	459,774	2,547,322
Holcim Ltd. (Registered)*	27,804	1,770,824
Julius Baer Group Ltd.*	25,244	880,386
Kuehne + Nagel International AG (Registered)	6,700	756,555
Lindt & Spruengli AG*	110	348,070
Lindt & Spruengli AG (Registered)*	13	469,272
Lonza Group AG (Registered)*	6,125	320,349
Nestle S.A. (Registered)	400,373	25,244,145
Novartis AG (Registered)	279,149	17,081,366
Pargesa Holding S.A.	3,422	226,678
Partners Group Holding AG	1,641	341,461
Roche Holding AG	85,299	15,935,177
Schindler Holding AG	6,006	738,217
Schindler Holding AG (Registered)	2,615	322,809
SGS S.A. (Registered)	666	1,368,115
Sika AG	258	526,150
Sonova Holding AG (Registered)*	5,847	590,917
STMicroelectronics N.V.	77,903	419,758
Straumann Holding AG (Registered)	1,104	146,848
Sulzer AG (Registered)	2,839	413,549
Swatch Group AG	3,753	1,497,210
Swatch Group AG (Registered)	5,315	369,309
Swiss Life Holding AG (Registered)*	3,727	443,436
Swiss Prime Site AG (Registered)*	5,886	486,276
Swiss Reinsurance AG*	42,894	2,756,983
Swisscom AG (Registered)	2,875	1,155,502
Syngenta AG (Registered)	11,543	4,314,050
Transocean Ltd.	42,398	1,891,118
UBS AG (Registered)*	442,272	5,384,385
Wolseley plc	34,960	1,491,499
Xstrata plc	254,213	3,930,568
Zurich Insurance Group AG*	17,983	4,478,063

		115,650,595

United Kingdom (11.0%)
3i Group plc	121,618	437,358
Aberdeen Asset Management plc	101,386	509,327
Admiral Group plc	25,304	430,265
Aggreko plc	32,370	1,209,030
AMEC plc	39,226	725,901
Anglo American plc	168,169	4,934,233
Antofagasta plc	47,276	963,427
ARM Holdings plc	165,140	1,533,341
Associated British Foods plc	43,851	912,749
AstraZeneca plc	153,439	7,321,701
Aviva plc	351,181	1,807,307
Babcock International Group plc	44,202	661,668
BAE Systems plc	396,539	2,081,717
Balfour Beatty plc	80,482	394,696
Barclays plc	1,414,295	4,906,752
BG Group plc	412,371	8,323,709
BHP Billiton plc	256,487	7,972,873
BP plc	2,308,721	16,273,255
British American Tobacco plc	237,427	12,190,111
British Land Co. plc (REIT)	102,830	866,780
British Sky Broadcasting Group plc	133,369	1,601,233
BT Group plc	949,134	3,535,850
Bunzl plc	40,685	728,592
Burberry Group plc	53,594	866,301
Capita plc	78,955	987,461
Capital Shopping Centres Group plc (REIT)	65,502	346,088
Carnival plc	21,751	801,870
Centrica plc	629,268	3,330,913
Cobham plc	126,791	453,913
Compass Group plc	228,224	2,518,944
Croda International plc	16,116	631,085
Diageo plc	304,105	8,542,141
Eurasian Natural Resources Corp.	31,278	155,917
Evraz plc	38,340	152,674
G4S plc	172,242	739,008
GKN plc	189,542	657,444
GlaxoSmithKline plc	608,704	14,031,400
Hammerson plc (REIT)	84,299	613,928
HSBC Holdings plc	2,201,157	20,377,537
ICAP plc	68,518	355,274
IMI plc	38,163	554,631
Imperial Tobacco Group plc	120,951	4,476,544
Inmarsat plc	53,693	511,550
InterContinental Hotels Group plc	35,196	920,719
International Consolidated Airlines Group S.A.*	112,271	269,936
Intertek Group plc	19,686	871,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Invensys plc	95,486	$360,961
Investec plc	63,578	392,594
ITV plc	438,348	625,734
J Sainsbury plc	150,892	846,720
Johnson Matthey plc	25,259	984,220
Kazakhmys plc	26,595	297,398
Kingfisher plc	285,300	1,217,176
Land Securities Group plc (REIT)	93,209	1,146,163
Legal & General Group plc	707,331	1,506,559
Lloyds Banking Group plc*	5,098,839	3,197,109
London Stock Exchange Group plc	21,300	324,347
Lonmin plc	20,918	188,315
Man Group plc	222,301	295,613
Marks & Spencer Group plc	192,738	1,110,481
Meggitt plc	94,764	604,295
Melrose plc	146,114	571,459
National Grid plc	433,580	4,781,990
Next plc	20,269	1,129,198
Old Mutual plc	589,580	1,617,539
Pearson plc	99,093	1,936,186
Petrofac Ltd.	31,698	816,416
Prudential plc	309,884	4,010,711
Randgold Resources Ltd.	10,795	1,327,429
Reckitt Benckiser Group plc	79,089	4,552,966
Reed Elsevier plc	146,616	1,401,593
Resolution Ltd.	170,733	598,544
Rexam plc	104,252	732,137
Rio Tinto plc	162,829	7,585,711
Rolls-Royce Holdings plc*	226,815	3,087,579
Royal Bank of Scotland Group plc*	249,241	1,034,359
RSA Insurance Group plc	422,374	753,665
SABMiller plc	116,029	5,096,291
Sage Group plc	155,631	787,615
Schroders plc	13,136	321,998
Segro plc (REIT)	92,976	340,512
Serco Group plc	58,546	548,332
Severn Trent plc	29,384	796,673
Smith & Nephew plc	109,323	1,206,615
Smiths Group plc	48,213	807,350
SSE plc	114,908	2,582,904
Standard Chartered plc	289,543	6,545,757
Standard Life plc	282,765	1,245,173
Subsea 7 S.A.	33,661	776,761
Tate & Lyle plc	56,761	609,982
Tesco plc	976,733	5,236,398
TUI Travel plc	58,451	220,959
Tullow Oil plc	110,073	2,435,119
Unilever plc	155,897	5,669,241
United Utilities Group plc	81,512	942,439
Vedanta Resources plc	13,614	226,214
Vodafone Group plc	5,987,748	16,993,295
Weir Group plc	25,319	722,849
Whitbread plc	22,026	806,673
WM Morrison Supermarkets plc	284,127	1,308,521

		248,751,008

United States (0.0%)
Sims Metal Management Ltd.	20,521	$203,924
Total Common Stocks (54.7%) (Cost $1,262,758,745)		1,243,038,857

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
Cie Generale de Geophysique-Veritas, expiring 10/12/12* (Cost $—)	17,071	27,553

Total Investments (54.7%) (Cost $1,262,758,745)		1,243,066,410
Other Assets Less Liabilities (45.3%)		1,028,008,905

Net Assets (100%)		$2,271,075,315

*	Non-income producing.

†	Securities (totaling $82,195 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	5.5%
Consumer Staples	6.6
Energy	4.5
Financials	12.9
Health Care	5.6
Industrials	6.8
Information Technology	2.3
Materials	5.3
Telecommunication Services	3.0
Utilities	2.2
Cash and Other	45.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,806,899	$75,683	$117,077	$3,201,571	$163,825	$(9,201)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	12,753	December-12	$422,062,414	$402,331,355	$(19,731,059)
E-Mini MSCI EAFE Index	47	December-12	3,675,819	3,520,770	(155,049)
FTSE 100 Index	2,822	December-12	268,046,782	260,339,443	(7,707,339)
SPI 200 Index	925	December-12	105,730,982	105,161,471	(569,511)
TOPIX Index	2,690	December-12	249,393,294	253,350,846	3,957,552

					$(24,205,406)

At September 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 12/14/12	HSBC Bank plc	17,000	$27,451,600	$27,344,075	$107,525
European Union Euro vs. U.S. Dollar, expiring 12/14/12	HSBC Bank plc	33,900	43,563,195	43,789,817	(226,622)

					$(119,097)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$126,016,933	$—	$126,016,933
Consumer Staples	—	149,626,217	—	149,626,217
Energy	—	103,270,032	—	103,270,032
Financials	—	292,371,299	38	292,371,337
Health Care	—	127,404,005	—	127,404,005
Industrials	83,431	153,368,123	—	153,451,554
Information Technology	—	53,488,598	—	53,488,598
Materials	—	119,659,591	82,157	119,741,748
Telecommunication Services	—	67,507,110	—	67,507,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Utilities	$—	$50,161,323	$—	$50,161,323
Forward Currency Contracts	—	107,525	—	107,525
Futures	3,957,552	—	—	3,957,552
Rights
Energy	—	27,553	—	27,553

Total Assets	$4,040,983	$1,243,008,309	$82,195	$1,247,131,487

Liabilities:
Forward Currency Contracts	$—	$(226,622)	$—	$(226,622)
Futures	(28,162,958)	—	—	(28,162,958)

Total Liabilities	$(28,162,958)	$(226,622)	$—	$(28,389,580)

Total	$(24,121,975)	$1,242,781,687	$82,195	$1,218,741,907

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Financials	Investments in Common Stocks - Industrials	Investments in Common Stocks - Materials
Balance as of 12/31/11	$38	$24,531	$—
Total gains or losses (realized/unrealized) included in earnings	—	(46)	(34,630)
Purchases	—	—	3,519
Sales	—	(24,485)	(3,748)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	117,016
Transfers out of Level 3	—	—	—

Balance as of 9/30/12	$38	$—	$82,157

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—	$(35,085)

Investment security transactions for nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$53,298,107
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$60,079,693

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,268,354
Aggregate gross unrealized depreciation	(205,457,544)

Net unrealized depreciation	$(25,189,190)

Federal income tax cost of investments	$1,268,255,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.1%)
Auto Components (0.1%)
BorgWarner, Inc.*	21,353	$1,475,706
Goodyear Tire & Rubber Co.*	45,490	554,523
Johnson Controls, Inc.	128,465	3,519,941

		5,550,170

Automobiles (0.2%)
Ford Motor Co.	716,563	7,065,311
Harley-Davidson, Inc.	42,905	1,817,885

		8,883,196

Distributors (0.1%)
Genuine Parts Co.	28,975	1,768,344

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	19,050	553,402
H&R Block, Inc.	51,327	889,497

		1,442,899

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	83,890	3,056,952
Chipotle Mexican Grill, Inc.*	5,980	1,898,889
Darden Restaurants, Inc.	23,886	1,331,645
International Game Technology	50,739	664,174
Marriott International, Inc., Class A	47,427	1,854,396
McDonald’s Corp.	189,453	17,382,313
Starbucks Corp.	142,802	7,247,201
Starwood Hotels & Resorts Worldwide, Inc.	36,823	2,134,261
Wyndham Worldwide Corp.	26,863	1,409,770
Wynn Resorts Ltd.	14,792	1,707,588
Yum! Brands, Inc.	85,577	5,677,178

		44,364,367

Household Durables (0.2%)
D.R. Horton, Inc.	51,864	1,070,473
Harman International Industries, Inc.	12,759	588,955
Leggett & Platt, Inc.	25,971	650,574
Lennar Corp., Class A	30,212	1,050,471
Newell Rubbermaid, Inc.	53,752	1,026,126
PulteGroup, Inc.*	62,888	974,764
Whirlpool Corp.	14,564	1,207,501

		6,568,864

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	68,003	17,294,523
Expedia, Inc.	17,584	1,017,058
Netflix, Inc.*	10,350	563,454
priceline.com, Inc.*	9,368	5,796,263
TripAdvisor, Inc.*	20,587	677,930

		25,349,228

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	21,560	822,945
Mattel, Inc.	63,709	2,260,395

		3,083,340

Media (1.9%)
Cablevision Systems Corp. - New York Group, Class A	40,241	637,820
CBS Corp., Class B	111,991	4,068,633
Comcast Corp., Class A	502,779	17,984,405
DIRECTV*	118,092	6,195,106
Discovery Communications, Inc., Class A*	46,577	2,777,387
Gannett Co., Inc.	43,671	775,160
Interpublic Group of Cos., Inc.	82,308	915,265
McGraw-Hill Cos., Inc.	52,597	2,871,270
News Corp., Class A	382,795	9,389,961
Omnicom Group, Inc.	49,975	2,576,711
Scripps Networks Interactive, Inc., Class A	16,327	999,702
Time Warner Cable, Inc.	57,664	5,481,540
Time Warner, Inc.	178,161	8,076,038
Viacom, Inc., Class B	89,101	4,774,923
Walt Disney Co.	337,074	17,622,229
Washington Post Co., Class B	940	341,248

		85,487,398

Multiline Retail (0.4%)
Big Lots, Inc.*	11,380	336,620
Dollar Tree, Inc.*	43,098	2,080,556
Family Dollar Stores, Inc.	18,320	1,214,616
J.C. Penney Co., Inc.	26,748	649,709
Kohl’s Corp.	40,693	2,084,296
Macy’s, Inc.	75,839	2,853,063
Nordstrom, Inc.	28,873	1,593,212
Target Corp.	123,033	7,808,905

		18,620,977

Specialty Retail (1.2%)
Abercrombie & Fitch Co., Class A	15,285	518,467
AutoNation, Inc.*	7,432	324,555
AutoZone, Inc.*	7,030	2,598,780
Bed Bath & Beyond, Inc.*	43,649	2,749,887
Best Buy Co., Inc.	50,101	861,236
CarMax, Inc.*	42,763	1,210,193
GameStop Corp., Class A	23,677	497,217
Gap, Inc.	56,219	2,011,516
Home Depot, Inc.	283,300	17,102,821
Limited Brands, Inc.	44,800	2,206,848
Lowe’s Cos., Inc.	214,502	6,486,541
O’Reilly Automotive, Inc.*	22,458	1,877,938
Ross Stores, Inc.	42,002	2,713,329
Staples, Inc.	128,292	1,477,924
Tiffany & Co.	22,448	1,389,082
TJX Cos., Inc.	138,273	6,193,248
Urban Outfitters, Inc.*	20,534	771,257

		50,990,839

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	53,460	2,994,829
Fossil, Inc.*	10,338	875,629
NIKE, Inc., Class B	69,120	6,560,179
Ralph Lauren Corp.	11,559	1,748,068
VF Corp.	16,528	2,633,902

		14,812,607

Total Consumer Discretionary		266,922,229

Consumer Staples (6.0%)
Beverages (1.3%)
Beam, Inc.	29,527	1,698,984
Brown-Forman Corp., Class B	28,484	1,858,581
Coca-Cola Co.	727,601	27,597,906
Coca-Cola Enterprises, Inc.	52,221	1,632,951
Constellation Brands, Inc., Class A*	27,818	899,912
Dr. Pepper Snapple Group, Inc.	39,432	1,755,907
Molson Coors Brewing Co., Class B	29,087	1,310,369
Monster Beverage Corp.*	28,633	1,550,763
PepsiCo, Inc.	292,460	20,697,394

		59,002,767

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	81,259	8,136,057
CVS Caremark Corp.	239,013	11,573,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	102,623	$2,415,745
Safeway, Inc.	44,732	719,738
Sysco Corp.	110,203	3,446,048
Walgreen Co.	161,004	5,866,986
Wal-Mart Stores, Inc.	315,895	23,313,051
Whole Foods Market, Inc.	32,248	3,140,955

		58,611,590

Food Products (1.0%)
Archer-Daniels-Midland Co.	123,725	3,362,846
Campbell Soup Co.	33,781	1,176,254
ConAgra Foods, Inc.	76,650	2,114,773
Dean Foods Co.*	34,613	565,923
General Mills, Inc.	121,740	4,851,339
H.J. Heinz Co.	60,206	3,368,526
Hershey Co.	28,526	2,022,208
Hormel Foods Corp.	25,260	738,602
J.M. Smucker Co.	20,712	1,788,067
Kellogg Co.	46,331	2,393,459
Kraft Foods, Inc., Class A	335,391	13,868,418
McCormick & Co., Inc. (Non-Voting)	24,814	1,539,461
Mead Johnson Nutrition Co.	38,268	2,804,279
Tyson Foods, Inc., Class A	54,138	867,291

		41,461,446

Household Products (1.2%)
Clorox Co.	24,218	1,744,907
Colgate-Palmolive Co.	83,874	8,992,971
Kimberly-Clark Corp.	74,200	6,364,876
Procter & Gamble Co.	517,545	35,896,921

		52,999,675

Personal Products (0.1%)
Avon Products, Inc.	80,380	1,282,061
Estee Lauder Cos., Inc., Class A	45,142	2,779,393

		4,061,454

Tobacco (1.1%)
Altria Group, Inc.	381,958	12,753,578
Lorillard, Inc.	24,542	2,857,916
Philip Morris International, Inc.	316,708	28,484,717
Reynolds American, Inc.	61,477	2,664,413

		46,760,624

Total Consumer Staples		262,897,556

Energy (6.2%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	82,524	3,732,561
Cameron International Corp.*	46,276	2,594,695
Diamond Offshore Drilling, Inc.	12,940	851,582
Ensco plc, Class A	43,545	2,375,815
FMC Technologies, Inc.*	44,736	2,071,277
Halliburton Co.	174,277	5,871,392
Helmerich & Payne, Inc.	19,897	947,296
Nabors Industries Ltd.*	53,977	757,297
National Oilwell Varco, Inc.	80,085	6,415,609
Noble Corp.*	47,436	1,697,260
Rowan Cos., plc, Class A*	23,035	777,892
Schlumberger Ltd.	250,851	18,144,053

		46,236,729

Oil, Gas & Consumable Fuels (5.2%)
Alpha Natural Resources, Inc.*	41,052	269,712
Anadarko Petroleum Corp.	93,910	6,566,187
Apache Corp.	73,553	6,360,128
Cabot Oil & Gas Corp.	39,405	1,769,285
Chesapeake Energy Corp.	97,806	1,845,599
Chevron Corp.	368,739	42,980,218
ConocoPhillips	228,302	13,054,308
CONSOL Energy, Inc.	42,332	1,272,077
Denbury Resources, Inc.*	72,778	1,176,092
Devon Energy Corp.	70,765	4,281,283
EOG Resources, Inc.	50,804	5,692,588
EQT Corp.	27,842	1,642,678
Exxon Mobil Corp.#	867,354	79,319,523
Hess Corp.	55,938	3,004,989
Kinder Morgan, Inc.	107,180	3,807,034
Marathon Oil Corp.	132,430	3,915,955
Marathon Petroleum Corp.	63,341	3,457,785
Murphy Oil Corp.	34,841	1,870,613
Newfield Exploration Co.*	25,286	791,958
Noble Energy, Inc.	33,393	3,095,865
Occidental Petroleum Corp.	152,240	13,101,774
Peabody Energy Corp.	50,366	1,122,658
Phillips 66	117,787	5,461,783
Pioneer Natural Resources Co.	23,154	2,417,278
QEP Resources, Inc.	33,033	1,045,825
Range Resources Corp.	30,498	2,130,895
Southwestern Energy Co.*	65,388	2,274,195
Spectra Energy Corp.	122,667	3,601,503
Sunoco, Inc.	19,927	933,181
Tesoro Corp.	26,020	1,090,238
Valero Energy Corp.	103,584	3,281,541
Williams Cos., Inc.	117,627	4,113,416
WPX Energy, Inc.*	37,040	614,494

		227,362,658

Total Energy		273,599,387

Financials (8.0%)
Capital Markets (1.0%)
Ameriprise Financial, Inc.	39,709	2,251,103
Bank of New York Mellon Corp.	221,531	5,011,031
BlackRock, Inc.	24,034	4,285,262
Charles Schwab Corp.	205,783	2,631,965
E*TRADE Financial Corp.*	47,168	415,550
Federated Investors, Inc., Class B	17,179	355,434
Franklin Resources, Inc.	26,087	3,262,701
Goldman Sachs Group, Inc.	84,769	9,636,540
Invesco Ltd.	83,556	2,088,064
Legg Mason, Inc.	22,758	561,667
Morgan Stanley	260,207	4,355,865
Northern Trust Corp.	41,215	1,912,994
State Street Corp.	90,111	3,781,058
T. Rowe Price Group, Inc.	47,449	3,003,522

		43,552,756

Commercial Banks (1.6%)
BB&T Corp.	131,319	4,354,538
Comerica, Inc.	36,415	1,130,686
Fifth Third Bancorp	172,587	2,676,824
First Horizon National Corp.	47,058	453,169
Huntington Bancshares, Inc./Ohio	160,629	1,108,340
KeyCorp	176,760	1,544,882
M&T Bank Corp.	22,725	2,162,511
PNC Financial Services Group, Inc.	99,433	6,274,222
Regions Financial Corp.	265,550	1,914,615
SunTrust Banks, Inc.	101,092	2,857,871
U.S. Bancorp	356,050	12,212,515
Wells Fargo & Co.	923,222	31,878,856
Zions Bancorp	34,314	708,756

		69,277,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.5%)
American Express Co.	185,438	$10,544,005
Capital One Financial Corp.	109,203	6,225,663
Discover Financial Services	96,879	3,849,003
SLM Corp.	88,588	1,392,603

		22,011,274

Diversified Financial Services (1.7%)
Bank of America Corp.	2,024,921	17,880,052
Citigroup, Inc.	550,933	18,026,528
CME Group, Inc.	57,655	3,303,631
IntercontinentalExchange, Inc.*	13,707	1,828,651
JPMorgan Chase & Co.	713,712	28,891,062
Leucadia National Corp.	36,861	838,588
Moody’s Corp.	36,562	1,614,944
NASDAQ OMX Group, Inc.	22,603	526,537
NYSE Euronext	46,545	1,147,334

		74,057,327

Insurance (2.1%)
ACE Ltd.	63,706	4,816,174
Aflac, Inc.	87,965	4,211,764
Allstate Corp.	91,103	3,608,590
American International Group, Inc.*	219,111	7,184,650
Aon plc	60,557	3,166,526
Assurant, Inc.	15,403	574,532
Berkshire Hathaway, Inc., Class B*	344,531	30,387,634
Chubb Corp.	50,084	3,820,408
Cincinnati Financial Corp.	27,641	1,047,317
Genworth Financial, Inc., Class A*	91,617	479,157
Hartford Financial Services Group, Inc.	81,633	1,586,945
Lincoln National Corp.	52,677	1,274,257
Loews Corp.	58,721	2,422,828
Marsh & McLennan Cos., Inc.	102,207	3,467,883
MetLife, Inc.	199,521	6,875,494
Principal Financial Group, Inc.	52,394	1,411,494
Progressive Corp.	105,604	2,190,227
Prudential Financial, Inc.	87,520	4,770,715
Torchmark Corp.	18,024	925,532
Travelers Cos., Inc.	72,234	4,930,693
Unum Group	52,599	1,010,953
XL Group plc	57,387	1,379,010

		91,542,783

Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	74,239	5,299,922
Apartment Investment & Management Co. (REIT), Class A	27,327	710,229
AvalonBay Communities, Inc. (REIT)	18,240	2,480,458
Boston Properties, Inc. (REIT)	28,322	3,132,696
Equity Residential (REIT)	56,539	3,252,689
HCP, Inc. (REIT)	80,664	3,587,935
Health Care REIT, Inc. (REIT)	47,857	2,763,742
Host Hotels & Resorts, Inc. (REIT)	135,749	2,178,771
Kimco Realty Corp. (REIT)	75,869	1,537,865
Plum Creek Timber Co., Inc. (REIT)	30,099	1,319,540
Prologis, Inc. (REIT)	86,501	3,030,130
Public Storage (REIT)	27,071	3,767,471
Simon Property Group, Inc. (REIT)	57,055	8,661,519
Ventas, Inc. (REIT)	55,464	3,452,634
Vornado Realty Trust (REIT)	31,858	2,582,091
Weyerhaeuser Co. (REIT)	100,955	2,638,964

		50,396,656

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	57,080	1,050,843

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	90,195	717,952
People’s United Financial, Inc.	66,230	804,032

		1,521,984

Total Financials		353,411,408

Health Care (6.6%)
Biotechnology (0.9%)
Alexion Pharmaceuticals, Inc.*	36,279	4,150,318
Amgen, Inc.	144,845	12,213,330
Biogen Idec, Inc.*	44,439	6,631,632
Celgene Corp.*	81,130	6,198,332
Gilead Sciences, Inc.*	142,172	9,430,269

		38,623,881

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	102,774	6,193,161
Becton, Dickinson and Co.	37,531	2,948,435
Boston Scientific Corp.*	265,814	1,525,772
C.R. Bard, Inc.	14,715	1,539,925
CareFusion Corp.*	41,178	1,169,043
Covidien plc	90,190	5,359,090
DENTSPLY International, Inc.	26,400	1,006,896
Edwards Lifesciences Corp.*	21,713	2,331,325
Intuitive Surgical, Inc.*	7,535	3,734,572
Medtronic, Inc.	191,802	8,270,502
St. Jude Medical, Inc.	58,960	2,483,985
Stryker Corp.	54,429	3,029,518
Varian Medical Systems, Inc.*	20,680	1,247,418
Zimmer Holdings, Inc.	32,703	2,211,377

		43,051,019

Health Care Providers & Services (1.1%)
Aetna, Inc.	62,949	2,492,780
AmerisourceBergen Corp.	47,234	1,828,428
Cardinal Health, Inc.	64,015	2,494,665
Cigna Corp.	54,159	2,554,680
Coventry Health Care, Inc.	25,259	1,053,048
DaVita, Inc.*	16,108	1,668,950
Express Scripts Holding Co.*	152,294	9,544,265
Humana, Inc.	30,340	2,128,351
Laboratory Corp. of America Holdings*	18,010	1,665,385
McKesson Corp.	44,386	3,818,528
Patterson Cos., Inc.	16,088	550,853
Quest Diagnostics, Inc.	29,828	1,891,990
Tenet Healthcare Corp.*	77,061	483,172
UnitedHealth Group, Inc.	194,063	10,753,031
WellPoint, Inc.	61,203	3,550,386

		46,478,512

Health Care Technology (0.0%)
Cerner Corp.*	27,332	2,115,770

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	65,403	2,514,745
Life Technologies Corp.*	32,990	1,612,551
PerkinElmer, Inc.	21,061	620,668
Thermo Fisher Scientific, Inc.	68,688	4,040,915
Waters Corp.*	16,476	1,372,945

		10,161,824

Pharmaceuticals (3.4%)
Abbott Laboratories	294,882	20,217,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Allergan, Inc.	57,847	$5,297,628
Bristol-Myers Squibb Co.	315,394	10,644,547
Eli Lilly and Co.	191,831	9,094,708
Forest Laboratories, Inc.*	44,135	1,571,647
Hospira, Inc.*	30,708	1,007,837
Johnson & Johnson	518,015	35,696,414
Merck & Co., Inc.	572,280	25,809,828
Mylan, Inc.*	76,548	1,867,771
Perrigo Co.	16,647	1,933,882
Pfizer, Inc.	1,403,429	34,875,211
Watson Pharmaceuticals, Inc.*	24,039	2,047,161

		150,063,744

Total Health Care		290,494,750

Industrials (5.4%)
Aerospace & Defense (1.2%)
Boeing Co.	127,229	8,857,683
General Dynamics Corp.	62,445	4,128,863
Honeywell International, Inc.	146,690	8,764,728
L-3 Communications Holdings, Inc.	18,113	1,298,883
Lockheed Martin Corp.	50,608	4,725,775
Northrop Grumman Corp.	46,611	3,096,369
Precision Castparts Corp.	27,307	4,460,325
Raytheon Co.	62,404	3,567,013
Rockwell Collins, Inc.	26,845	1,439,966
Textron, Inc.	52,747	1,380,389
United Technologies Corp.	157,722	12,348,055

		54,068,049

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	30,249	1,771,079
Expeditors International of Washington, Inc.	39,359	1,431,093
FedEx Corp.	54,923	4,647,585
United Parcel Service, Inc., Class B	135,188	9,675,405

		17,525,162

Airlines (0.0%)
Southwest Airlines Co.	140,151	1,229,124

Building Products (0.0%)
Masco Corp.	66,555	1,001,653

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	19,208	611,198
Cintas Corp.	20,248	839,280
Iron Mountain, Inc.	28,528	973,090
Pitney Bowes, Inc.	37,268	515,044
R.R. Donnelley & Sons Co.	33,392	353,955
Republic Services, Inc.	56,540	1,555,415
Stericycle, Inc.*	16,078	1,455,380
Tyco International Ltd.	86,933	4,890,851
Waste Management, Inc.	82,082	2,633,191

		13,827,404

Construction & Engineering (0.1%)
Fluor Corp.	31,308	1,762,014
Jacobs Engineering Group, Inc.*	24,091	973,999
Quanta Services, Inc.*	39,490	975,403

		3,711,416

Electrical Equipment (0.3%)
Cooper Industries plc	30,059	2,256,229
Emerson Electric Co.	136,649	6,596,047
Rockwell Automation, Inc.	26,432	1,838,346
Roper Industries, Inc.	18,241	2,004,503

		12,695,125

Industrial Conglomerates (1.4%)
3M Co.	119,628	11,056,019
Danaher Corp.	109,772	6,053,926
General Electric Co.	1,983,856	45,053,370

		62,163,315

Machinery (1.1%)
Caterpillar, Inc.	122,714	10,558,313
Cummins, Inc.	33,366	3,076,679
Deere & Co.	73,645	6,074,976
Dover Corp.	34,214	2,035,391
Eaton Corp.	63,447	2,998,505
Flowserve Corp.	9,731	1,243,038
Illinois Tool Works, Inc.	81,116	4,823,968
Ingersoll-Rand plc	53,967	2,418,801
Joy Global, Inc.	19,701	1,104,438
PACCAR, Inc.	66,175	2,648,654
Pall Corp.	21,810	1,384,717
Parker Hannifin Corp.	28,047	2,344,168
Pentair Ltd. (Registered)	9,351	413,782
Pentair, Inc.	9,521	423,780
Snap-on, Inc.	10,826	778,065
Stanley Black & Decker, Inc.	31,613	2,410,491
Xylem, Inc.	34,472	866,971

		45,604,737

Professional Services (0.1%)
Dun & Bradstreet Corp.	8,565	681,945
Equifax, Inc.	22,338	1,040,504
Robert Half International, Inc.	26,410	703,299

		2,425,748

Road & Rail (0.4%)
CSX Corp.	195,384	4,054,218
Norfolk Southern Corp.	60,061	3,821,681
Ryder System, Inc.	9,547	372,906
Union Pacific Corp.	89,011	10,565,606

		18,814,411

Trading Companies & Distributors (0.1%)
Fastenal Co.	50,796	2,183,720
W.W. Grainger, Inc.	11,353	2,365,625

		4,549,345

Total Industrials		237,615,489

Information Technology (11.0%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	993,500	18,965,915
F5 Networks, Inc.*	14,809	1,550,502
Harris Corp.	21,183	1,084,993
JDS Uniphase Corp.*	43,784	542,265
Juniper Networks, Inc.*	98,746	1,689,544
Motorola Solutions, Inc.	53,941	2,726,718
QUALCOMM, Inc.	320,031	19,998,737

		46,558,674

Computers & Peripherals (3.3%)
Apple, Inc.	176,181	117,558,534
Dell, Inc.	274,691	2,708,453
EMC Corp.*	394,265	10,751,607
Hewlett-Packard Co.	369,355	6,301,196
NetApp, Inc.*	68,179	2,241,726
SanDisk Corp.*	45,352	1,969,637
Seagate Technology plc	66,617	2,065,127
Western Digital Corp.	42,026	1,627,667

		145,223,947

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	30,249	1,781,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Corning, Inc.	280,708	$3,691,310
FLIR Systems, Inc.	28,416	567,610
Jabil Circuit, Inc.	34,585	647,431
Molex, Inc.	25,562	671,769
TE Connectivity Ltd.	80,380	2,733,724

		10,092,905

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	33,073	1,265,373
eBay, Inc.*	217,915	10,549,265
Google, Inc., Class A*	49,868	37,625,406
VeriSign, Inc.*	29,424	1,432,655
Yahoo!, Inc.*	196,327	3,136,324

		54,009,023

IT Services (2.1%)
Accenture plc, Class A	119,400	8,361,582
Automatic Data Processing, Inc.	90,943	5,334,716
Cognizant Technology Solutions Corp., Class A*	56,168	3,927,267
Computer Sciences Corp.	28,924	931,642
Fidelity National Information Services, Inc.	47,243	1,474,926
Fiserv, Inc.*	25,401	1,880,436
International Business Machines Corp.	201,927	41,889,756
Mastercard, Inc., Class A	20,191	9,115,833
Paychex, Inc.	60,640	2,018,706
SAIC, Inc.	53,260	641,250
Teradata Corp.*	31,652	2,386,877
Total System Services, Inc.	29,971	710,313
Visa, Inc., Class A	98,240	13,191,667
Western Union Co.	113,362	2,065,456

		93,930,427

Office Electronics (0.0%)
Xerox Corp.	246,476	1,809,134

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	110,728	373,153
Altera Corp.	59,806	2,032,507
Analog Devices, Inc.	56,129	2,199,695
Applied Materials, Inc.	233,161	2,603,243
Broadcom Corp., Class A*	96,563	3,339,149
First Solar, Inc.*	10,845	240,163
Intel Corp.	939,933	21,317,680
KLA-Tencor Corp.	31,094	1,483,339
Lam Research Corp.*	34,432	1,094,421
Linear Technology Corp.	43,218	1,376,493
LSI Corp.*	104,772	723,975
Microchip Technology, Inc.	36,262	1,187,218
Micron Technology, Inc.*	191,121	1,143,859
NVIDIA Corp.*	115,567	1,541,664
Teradyne, Inc.*	34,756	494,230
Texas Instruments, Inc.	213,723	5,888,069
Xilinx, Inc.	49,091	1,640,130

		48,678,988

Software (2.0%)
Adobe Systems, Inc.*	92,152	2,991,254
Autodesk, Inc.*	42,599	1,421,529
BMC Software, Inc.*	27,700	1,149,273
CA, Inc.	64,535	1,662,744
Citrix Systems, Inc.*	35,154	2,691,742
Electronic Arts, Inc.*	59,327	752,860
Intuit, Inc.	52,006	3,062,113
Microsoft Corp.	1,417,639	42,217,289
Oracle Corp.	715,740	22,538,652
Red Hat, Inc.*	36,306	2,067,264
Salesforce.com, Inc.*	24,081	3,676,928
Symantec Corp.*	132,293	2,381,274

		86,612,922

Total Information Technology		486,916,020

Materials (1.9%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	39,746	3,286,994
Airgas, Inc.	12,887	1,060,600
CF Industries Holdings, Inc.	11,898	2,644,212
Dow Chemical Co.	225,055	6,517,593
E.I. du Pont de Nemours & Co.	174,789	8,786,643
Eastman Chemical Co.	28,723	1,637,498
Ecolab, Inc.	49,624	3,216,132
FMC Corp.	25,574	1,416,288
International Flavors & Fragrances, Inc.	15,121	900,909
LyondellBasell Industries N.V., Class A	63,724	3,291,982
Monsanto Co.	100,189	9,119,203
Mosaic Co.	52,114	3,002,288
PPG Industries, Inc.	28,679	3,293,496
Praxair, Inc.	56,035	5,820,916
Sherwin-Williams Co.	15,907	2,368,711
Sigma-Aldrich Corp.	22,519	1,620,692

		57,984,157

Construction Materials (0.0%)
Vulcan Materials Co.	24,097	1,139,788

Containers & Packaging (0.1%)
Ball Corp.	29,008	1,227,328
Bemis Co., Inc.	19,181	603,626
Owens-Illinois, Inc.*	30,680	575,557
Sealed Air Corp.	33,260	514,200

		2,920,711

Metals & Mining (0.4%)
Alcoa, Inc.	200,433	1,773,832
Allegheny Technologies, Inc.	19,866	633,725
Cliffs Natural Resources, Inc.	26,547	1,038,784
Freeport-McMoRan Copper & Gold, Inc.	178,324	7,058,064
Newmont Mining Corp.	93,236	5,222,148
Nucor Corp.	59,605	2,280,487
Titanium Metals Corp.	14,107	180,993
United States Steel Corp.	26,849	512,011

		18,700,044

Paper & Forest Products (0.1%)
International Paper Co.	82,115	2,982,417
MeadWestvaco Corp.	32,574	996,764

		3,979,181

Total Materials		84,723,881

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	1,084,153	40,872,568
CenturyLink, Inc.	116,923	4,723,689
Frontier Communications Corp.	185,848	910,655
Verizon Communications, Inc.	538,482	24,538,625
Windstream Corp.	109,450	1,106,540

		72,152,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	55,108	$3,532,423
MetroPCS Communications, Inc.*	59,371	695,234
Sprint Nextel Corp.*	563,751	3,111,906

		7,339,563

Total Telecommunication Services		79,491,640

Utilities (1.9%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	91,059	4,001,132
Duke Energy Corp.	132,297	8,572,846
Edison International	61,231	2,797,644
Entergy Corp.	33,200	2,300,760
Exelon Corp.	160,322	5,704,257
FirstEnergy Corp.	78,547	3,463,923
NextEra Energy, Inc.	79,475	5,589,477
Northeast Utilities	58,616	2,240,890
Pepco Holdings, Inc.	42,553	804,252
Pinnacle West Capital Corp.	20,353	1,074,638
PPL Corp.	109,064	3,168,309
Southern Co.	164,307	7,572,910
Xcel Energy, Inc.	91,512	2,535,797

		49,826,835

Gas Utilities (0.1%)
AGL Resources, Inc.	21,887	895,397
ONEOK, Inc.	38,524	1,861,094

		2,756,491

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	116,887	1,282,250
NRG Energy, Inc.	42,386	906,637

		2,188,887

Multi-Utilities (0.7%)
Ameren Corp.	45,197	1,476,586
CenterPoint Energy, Inc.	80,210	1,708,473
CMS Energy Corp.	49,743	1,171,448
Consolidated Edison, Inc.	55,038	3,296,226
Dominion Resources, Inc.	107,717	5,702,538
DTE Energy Co.	32,299	1,936,002
Integrys Energy Group, Inc.	14,576	760,867
NiSource, Inc.	53,219	1,356,020
PG&E Corp.	80,080	3,417,014
Public Service Enterprise Group, Inc.	94,984	3,056,585
SCANA Corp.	24,634	1,189,083
Sempra Energy	42,317	2,729,023
TECO Energy, Inc.	38,531	683,540
Wisconsin Energy Corp.	42,916	1,616,646

		30,100,051

Total Utilities		84,872,264

Total Investments (54.9%) (Cost $1,809,780,417)		2,420,944,624

Other Assets Less Liabilities (45.1%)		1,986,548,062

Net Assets (100%)		$4,407,492,686

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $38,327,609.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	27,711	December-12	$1,978,502,502	$1,987,155,810	$8,653,308

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$266,922,229	$—	$—	$266,922,229
Consumer Staples	262,897,556	—	—	262,897,556
Energy	273,599,387	—	—	273,599,387
Financials	353,411,408	—	—	353,411,408
Health Care	290,494,750	—	—	290,494,750
Industrials	237,615,489	—	—	237,615,489
Information Technology	486,916,020	—	—	486,916,020
Materials	84,723,881	—	—	84,723,881
Telecommunication Services	79,491,640	—	—	79,491,640
Utilities	84,872,264	—	—	84,872,264
Futures	8,653,308	—	—	8,653,308

Total Assets	$2,429,597,932	$—	$—	$2,429,597,932

Total Liabilities	$—	$—	$—	$—

Total	$2,429,597,932	$—	$—	$2,429,597,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary	Investments in Preferred Stocks - Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	5,548	576
Purchases	—	—
Sales	(5,548)	(576)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$66,586,287
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$263,921,697

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$702,771,598
Aggregate gross unrealized depreciation	(94,746,109)

Net unrealized appreciation	$608,025,489

Federal income tax cost of investments	$1,812,919,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Auto Components (0.1%)
Gentex Corp.	27,272	$463,897

Automobiles (0.1%)
Thor Industries, Inc.	8,294	301,238

Distributors (0.2%)
LKQ Corp.*	55,922	1,034,557

Diversified Consumer Services (0.4%)
DeVry, Inc.	10,956	249,358
ITT Educational Services, Inc.*	2,896	93,338
Matthews International Corp., Class A	5,278	157,390
Regis Corp.	10,799	198,486
Service Corp. International	40,597	546,436
Sotheby’s, Inc.	12,754	401,751
Strayer Education, Inc.	2,248	144,659

		1,791,418

Hotels, Restaurants & Leisure (0.7%)
Bally Technologies, Inc.*	7,813	385,884
Bob Evans Farms, Inc.	5,267	206,098
Brinker International, Inc.	13,959	492,753
Cheesecake Factory, Inc.	9,446	337,695
International Speedway Corp., Class A	4,817	136,658
Life Time Fitness, Inc.*	7,551	345,383
Panera Bread Co., Class A*	5,376	918,705
Scientific Games Corp., Class A*	10,653	88,100
Wendy’s Co.	53,162	241,887
WMS Industries, Inc.*	10,196	167,010

		3,320,173

Household Durables (1.1%)
Jarden Corp.	14,224	751,596
KB Home	14,401	206,654
M.D.C. Holdings, Inc.	7,247	279,082
Mohawk Industries, Inc.*	10,944	875,739
NVR, Inc.*	982	829,299
Tempur-Pedic International, Inc.*	11,177	334,081
Toll Brothers, Inc.*	28,223	937,850
Tupperware Brands Corp.	10,575	566,714

		4,781,015

Internet & Catalog Retail (0.1%)
HSN, Inc.	7,064	346,489

Leisure Equipment & Products (0.2%)
Polaris Industries, Inc.	12,086	977,395

Media (0.6%)
AMC Networks, Inc., Class A*	10,844	471,931
Cinemark Holdings, Inc.	19,281	432,473
DreamWorks Animation SKG, Inc., Class A*	13,455	258,740
John Wiley & Sons, Inc., Class A	8,891	408,541
Lamar Advertising Co., Class A*	10,446	387,129
Meredith Corp.	6,836	239,260
New York Times Co., Class A*	22,903	223,533
Scholastic Corp.	4,880	155,086
Valassis Communications, Inc.*	7,529	185,891

		2,762,584

Multiline Retail (0.1%)
Saks, Inc.*	24,785	255,533

Specialty Retail (2.5%)
Aaron’s, Inc.	13,245	368,343
Advance Auto Parts, Inc.	13,873	949,468
Aeropostale, Inc.*	15,324	207,334
American Eagle Outfitters, Inc.	33,816	712,841
ANN, Inc.*	8,898	335,722
Ascena Retail Group, Inc.*	23,214	497,940
Barnes & Noble, Inc.*	7,127	91,083
Chico’s FAS, Inc.	31,292	566,698
Collective Brands, Inc.*	11,525	250,208
Dick’s Sporting Goods, Inc.	18,389	953,470
Foot Locker, Inc.	28,540	1,013,170
Guess?, Inc.	11,515	292,711
Office Depot, Inc.*	53,776	137,667
PetSmart, Inc.	20,480	1,412,710
Rent-A-Center, Inc.	11,133	390,546
Signet Jewelers Ltd.	15,242	743,200
Tractor Supply Co.	13,424	1,327,499
Williams-Sonoma, Inc.	16,393	720,800

		10,971,410

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.*	9,583	515,949
Deckers Outdoor Corp.*	6,965	255,198
Hanesbrands, Inc.*	18,381	585,986
PVH Corp.	13,370	1,253,037
Under Armour, Inc., Class A*	14,645	817,630
Warnaco Group, Inc.*	7,716	400,460

		3,828,260

Total Consumer Discretionary		30,833,969

Consumer Staples (1.6%)
Food & Staples Retailing (0.1%)
Harris Teeter Supermarkets, Inc.	9,315	361,795
SUPERVALU, Inc.	40,340	97,219

		459,014

Food Products (0.9%)
Flowers Foods, Inc.	21,672	437,341
Green Mountain Coffee Roasters, Inc.*	24,367	578,716
Hillshire Brands Co.	22,366	598,961
Ingredion, Inc.	14,406	794,635
Lancaster Colony Corp.	3,644	266,923
Post Holdings, Inc.*	5,533	166,322
Ralcorp Holdings, Inc.*	10,446	762,558
Smithfield Foods, Inc.*	25,435	499,798
Tootsie Roll Industries, Inc.	3,904	105,330

		4,210,584

Household Products (0.5%)
Church & Dwight Co., Inc.	26,286	1,419,181
Energizer Holdings, Inc.	12,222	911,884

		2,331,065

Tobacco (0.1%)
Universal Corp.	4,387	223,386

Total Consumer Staples		7,224,049

Energy (2.9%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	10,740	488,133
CARBO Ceramics, Inc.	3,728	234,566
Dresser-Rand Group, Inc.*	14,295	787,797
Dril-Quip, Inc.*	6,851	492,450
Helix Energy Solutions Group, Inc.* .	18,480	337,630
Oceaneering International, Inc.	20,417	1,128,039
Oil States International, Inc.*	10,360	823,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Patterson-UTI Energy, Inc.	28,645	$453,737
Superior Energy Services, Inc.*	29,677	608,972
Tidewater, Inc.	9,397	456,036
Unit Corp.*	8,147	338,100

		6,148,666

Oil, Gas & Consumable Fuels (1.5%)
Arch Coal, Inc.	39,999	253,194
Bill Barrett Corp.*	9,096	225,308
Cimarex Energy Co.	16,276	952,960
Energen Corp.	13,616	713,614
Forest Oil Corp.*	22,373	189,052
HollyFrontier Corp.	38,468	1,587,574
Northern Oil and Gas, Inc.*	11,134	189,167
Plains Exploration & Production Co.*	24,402	914,343
Quicksilver Resources, Inc.*	22,474	91,919
Rosetta Resources, Inc.*	9,973	477,707
SM Energy Co.	12,303	665,715
World Fuel Services Corp.	13,640	485,720

		6,746,273

Total Energy		12,894,939

Financials (10.9%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	9,724	1,196,052
Apollo Investment Corp.	38,269	301,177
Eaton Vance Corp.	21,771	630,488
Greenhill & Co., Inc.	5,066	262,165
Janus Capital Group, Inc.	35,427	334,431
Jefferies Group, Inc.	24,188	331,134
Raymond James Financial, Inc.	21,071	772,252
SEI Investments Co.	25,559	548,241
Waddell & Reed Financial, Inc., Class A	16,140	528,908

		4,904,848

Commercial Banks (2.0%)
Associated Banc-Corp	32,408	426,813
BancorpSouth, Inc.	15,608	230,062
Bank of Hawaii Corp.	8,570	390,963
Cathay General BanCorp	13,813	238,412
City National Corp./California	8,907	458,800
Commerce Bancshares, Inc./Missouri	14,078	567,766
Cullen/Frost Bankers, Inc.	11,580	665,039
East West BanCorp, Inc.	26,796	565,932
First Niagara Financial Group, Inc.	66,605	538,835
FirstMerit Corp.	20,662	304,351
Fulton Financial Corp.	37,804	372,747
Hancock Holding Co.	16,012	495,571
International Bancshares Corp.	10,203	194,367
Prosperity Bancshares, Inc.	8,283	353,022
Signature Bank/New York*	8,828	592,182
SVB Financial Group*	8,404	508,106
Synovus Financial Corp.	146,682	347,636
TCF Financial Corp.	30,726	366,869
Trustmark Corp.	12,134	295,342
Valley National BanCorp	37,258	373,325
Webster Financial Corp.	13,554	321,230
Westamerica BanCorp	5,202	244,754

		8,852,124

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	16,464	484,371
MSCI, Inc.*	23,005	823,349

		1,307,720

Insurance (2.2%)
Alleghany Corp.*	2,958	1,020,332
American Financial Group, Inc./Ohio	14,912	565,165
Arthur J. Gallagher & Co.	22,847	818,380
Aspen Insurance Holdings Ltd.	13,421	409,206
Brown & Brown, Inc.	22,141	577,216
Everest Reinsurance Group Ltd.	9,805	1,048,743
Fidelity National Financial, Inc., Class A	39,776	850,809
First American Financial Corp.	20,100	435,567
Hanover Insurance Group, Inc.	8,513	317,194
HCC Insurance Holdings, Inc.	19,022	644,656
Kemper Corp.	10,319	316,896
Mercury General Corp.	6,785	262,240
Old Republic International Corp.	45,590	423,987
Protective Life Corp.	15,108	395,981
Reinsurance Group of America, Inc.	13,890	803,814
StanCorp Financial Group, Inc.	8,316	259,792
W. R. Berkley Corp.	20,998	787,215

		9,937,193

Real Estate Investment Trusts (REITs) (4.7%)
Alexandria Real Estate Equities, Inc. (REIT)	11,900	874,888
American Campus Communities, Inc. (REIT)	17,392	763,161
BioMed Realty Trust, Inc. (REIT)	29,074	544,265
BRE Properties, Inc. (REIT)	14,526	681,124
Camden Property Trust (REIT)	15,850	1,022,166
Corporate Office Properties Trust/Maryland (REIT)	13,535	324,434
Duke Realty Corp. (REIT)	50,868	747,760
Equity One, Inc. (REIT)	11,546	243,159
Essex Property Trust, Inc. (REIT)	6,920	1,025,821
Federal Realty Investment Trust (REIT)	12,106	1,274,762
Highwoods Properties, Inc. (REIT)	13,913	453,842
Home Properties, Inc. (REIT)	9,468	580,104
Hospitality Properties Trust (REIT)	23,324	554,645
Liberty Property Trust (REIT)	22,158	803,006
Macerich Co. (REIT)	25,130	1,438,190
Mack-Cali Realty Corp. (REIT)	15,723	418,232
National Retail Properties, Inc. (REIT)	20,399	622,169
Omega Healthcare Investors, Inc. (REIT)	20,531	466,670
Potlatch Corp. (REIT)	7,640	285,507
Rayonier, Inc. (REIT)	23,154	1,134,777
Realty Income Corp. (REIT)	25,164	1,028,956
Regency Centers Corp. (REIT)	16,968	826,851
Senior Housing Properties Trust (REIT)	33,261	724,424
SL Green Realty Corp. (REIT)	17,073	1,367,035
Taubman Centers, Inc. (REIT)	11,356	871,346
UDR, Inc. (REIT)	47,271	1,173,266
Weingarten Realty Investors (REIT)	21,080	592,559

		20,843,119

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	7,949	234,734
Jones Lang LaSalle, Inc.	8,380	639,813

		874,547

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	15,323	151,391
New York Community BanCorp, Inc.	82,922	1,174,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Washington Federal, Inc.	20,099	$335,251

		1,660,818

Total Financials		48,380,369

Health Care (5.2%)
Biotechnology (1.1%)
Regeneron Pharmaceuticals, Inc.*	14,206	2,168,688
United Therapeutics Corp.*	9,073	506,999
Vertex Pharmaceuticals, Inc.*	40,732	2,278,956

		4,954,643

Health Care Equipment & Supplies (1.3%)
Cooper Cos., Inc.	9,098	859,397
Hill-Rom Holdings, Inc.	11,695	339,857
Hologic, Inc.*	50,005	1,012,101
IDEXX Laboratories, Inc.*	10,462	1,039,400
Masimo Corp.*	9,815	237,327
ResMed, Inc.	26,800	1,084,596
STERIS Corp.	11,014	390,666
Teleflex, Inc.	7,728	531,995
Thoratec Corp.*	11,091	383,749

		5,879,088

Health Care Providers & Services (1.8%)
AMERIGROUP Corp.*	9,289	849,293
Community Health Systems, Inc.*	17,184	500,742
Health Management Associates, Inc., Class A*	48,446	406,462
Health Net, Inc.*	15,325	344,966
Henry Schein, Inc.*	16,700	1,323,809
HMS Holdings Corp.*	16,255	543,405
LifePoint Hospitals, Inc.*	9,260	396,143
MEDNAX, Inc.*	9,409	700,500
Omnicare, Inc.	21,035	714,559
Owens & Minor, Inc.	12,008	358,799
Universal Health Services, Inc., Class B	16,618	759,941
VCA Antech, Inc.*	16,498	325,505
WellCare Health Plans, Inc.*	8,119	459,129

		7,683,253

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	32,316	401,688

Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A*	3,839	409,698
Charles River Laboratories International, Inc.*	9,166	362,974
Covance, Inc.*	10,361	483,755
Mettler-Toledo International, Inc.*	5,894	1,006,341
Techne Corp.	6,535	470,128

		2,732,896

Pharmaceuticals (0.3%)
Endo Health Solutions, Inc.*	22,066	699,934
Medicis Pharmaceutical Corp., Class A	11,305	489,167

		1,189,101

Total Health Care		22,840,669

Industrials (7.8%)
Aerospace & Defense (0.6%)
Alliant Techsystems, Inc.	6,163	308,828
B/E Aerospace, Inc.*	19,681	828,570
Esterline Technologies Corp.*	5,843	328,026
Exelis, Inc.	35,274	364,733
Huntington Ingalls Industries, Inc.*	9,313	391,612
Triumph Group, Inc.	9,437	590,095

		2,811,864

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	19,558	263,446

Airlines (0.1%)
Alaska Air Group, Inc.*	13,276	465,457
JetBlue Airways Corp.*	42,867	205,333

		670,790

Building Products (0.3%)
Fortune Brands Home & Security, Inc.*	30,287	818,052
Lennox International, Inc.	8,756	423,440

		1,241,492

Commercial Services & Supplies (0.9%)
Brink’s Co.	8,998	231,159
Clean Harbors, Inc.*	8,996	439,455
Copart, Inc.*	20,402	565,747
Corrections Corp. of America	18,863	630,967
Deluxe Corp.	9,501	290,350
Herman Miller, Inc.	10,991	213,665
HNI Corp.	8,580	218,876
Mine Safety Appliances Co.	5,825	217,098
Rollins, Inc.	12,361	289,124
Waste Connections, Inc.	23,269	703,887

		3,800,328

Construction & Engineering (0.6%)
AECOM Technology Corp.*	21,293	450,560
Granite Construction, Inc.	6,657	191,189
KBR, Inc.	27,790	828,698
Shaw Group, Inc.*	12,508	545,599
URS Corp.	14,507	512,242

		2,528,288

Electrical Equipment (0.8%)
Acuity Brands, Inc.	7,964	504,042
AMETEK, Inc.	45,760	1,622,192
General Cable Corp.*	9,413	276,554
Hubbell, Inc., Class B	10,079	813,778
Regal-Beloit Corp.	7,879	555,312

		3,771,878

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	11,851	615,304

Machinery (2.5%)
AGCO Corp.*	18,413	874,249
CLARCOR, Inc.	9,411	420,013
Crane Co.	9,062	361,846
Donaldson Co., Inc.	25,827	896,455
Gardner Denver, Inc.	9,274	560,242
Graco, Inc.	11,450	575,706
Harsco Corp.	15,243	312,939
IDEX Corp.	15,702	655,873
ITT Corp.	17,394	350,489
Kennametal, Inc.	15,140	561,391
Lincoln Electric Holdings, Inc.	15,771	615,858
Nordson Corp.	10,699	627,175
Oshkosh Corp.*	17,339	475,609
SPX Corp.	9,594	627,544
Terex Corp.*	20,831	470,364
Timken Co.	15,307	568,808
Trinity Industries, Inc.	14,889	446,223
Valmont Industries, Inc.	4,426	582,019
Wabtec Corp.	9,017	723,975
Woodward, Inc.	11,399	387,338

		11,094,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Marine (0.2%)
Kirby Corp.*	10,527	$581,932
Matson, Inc.	7,949	166,214

		748,146

Professional Services (0.4%)
Corporate Executive Board Co.	6,367	341,462
FTI Consulting, Inc.*	7,884	210,345
Korn/Ferry International*	9,034	138,491
Manpower, Inc.	15,010	552,368
Towers Watson & Co., Class A	10,788	572,304

		1,814,970

Road & Rail (0.8%)
Con-way, Inc.	10,478	286,783
J.B. Hunt Transport Services, Inc.	17,109	890,352
Kansas City Southern	20,801	1,576,300
Landstar System, Inc.	8,845	418,192
Werner Enterprises, Inc.	8,306	177,499

		3,349,126

Trading Companies & Distributors (0.4%)
GATX Corp.	8,809	373,854
MSC Industrial Direct Co., Inc., Class A	8,769	591,557
United Rentals, Inc.*	17,455	570,953
Watsco, Inc.	5,642	427,607

		1,963,971

Total Industrials		34,673,719

Information Technology (7.8%)
Communications Equipment (0.5%)
ADTRAN, Inc.	11,860	204,941
Ciena Corp.*	18,833	256,129
InterDigital, Inc.	3,918	146,063
Plantronics, Inc.	7,996	282,499
Polycom, Inc.*	33,370	329,362
Riverbed Technology, Inc.*	29,117	677,552
Tellabs, Inc.	65,344	231,318

		2,127,864

Computers & Peripherals (0.4%)
Diebold, Inc.	11,956	403,037
Lexmark International, Inc., Class A	13,401	298,172
NCR Corp.*	29,981	698,857
QLogic Corp.*	17,759	202,808

		1,602,874

Electronic Equipment, Instruments & Components (1.0%)
Arrow Electronics, Inc.*	20,525	691,898
Avnet, Inc.*	26,656	775,423
Ingram Micro, Inc., Class A*	28,313	431,207
Itron, Inc.*	7,491	323,237
National Instruments Corp.	17,716	445,912
Tech Data Corp.*	7,184	325,435
Trimble Navigation Ltd.*	23,793	1,133,974
Vishay Intertechnology, Inc.*	24,915	244,914

		4,372,000

Internet Software & Services (0.9%)
AOL, Inc.*	16,976	598,064
Equinix, Inc.*	9,114	1,877,940
Monster Worldwide, Inc.*	22,284	163,342
Rackspace Hosting, Inc.*	20,545	1,357,819
ValueClick, Inc.*	13,302	228,661

		4,225,826

IT Services (1.7%)
Acxiom Corp.*	14,167	258,831
Alliance Data Systems Corp.*	9,437	1,339,582
Broadridge Financial Solutions, Inc.	23,552	549,468
Convergys Corp.	21,185	331,969
CoreLogic, Inc.*	19,898	527,894
DST Systems, Inc.	5,849	330,820
Gartner, Inc.*	17,602	811,276
Global Payments, Inc.	14,852	621,259
Jack Henry & Associates, Inc.	16,286	617,239
Lender Processing Services, Inc.	16,022	446,854
ManTech International Corp., Class A	4,443	106,632
NeuStar, Inc., Class A*	12,506	500,615
VeriFone Systems, Inc.*	20,319	565,884
Wright Express Corp.*	7,293	508,468

		7,516,791

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	9,734	365,414

Semiconductors & Semiconductor Equipment (0.9%)
Atmel Corp.*	83,082	437,011
Cree, Inc.*	21,913	559,439
Cypress Semiconductor Corp.*	25,789	276,458
Fairchild Semiconductor International, Inc.*	23,839	312,768
Integrated Device Technology, Inc.*	27,069	159,166
International Rectifier Corp.*	13,131	219,156
Intersil Corp., Class A	24,136	211,190
MEMC Electronic Materials, Inc.*	43,579	119,842
RF Micro Devices, Inc.*	52,190	206,151
Semtech Corp.*	12,416	312,262
Silicon Laboratories, Inc.*	7,230	265,775
Skyworks Solutions, Inc.*	35,977	847,798

		3,927,016

Software (2.3%)
ACI Worldwide, Inc.*	7,383	312,006
Advent Software, Inc.*	5,955	146,314
ANSYS, Inc.*	17,471	1,282,371
Cadence Design Systems, Inc.*	51,926	668,028
Compuware Corp.*	40,701	403,347
Concur Technologies, Inc.*	8,560	631,129
FactSet Research Systems, Inc.	7,709	743,302
Fair Isaac Corp.	6,408	283,618
Informatica Corp.*	20,474	712,700
Mentor Graphics Corp.*	17,623	272,804
MICROS Systems, Inc.*	15,138	743,579
Parametric Technology Corp.*	22,422	488,800
Quest Software, Inc.* †	10,557	295,596
Rovi Corp.*	20,603	298,949
SolarWinds, Inc.*	11,517	641,958
Solera Holdings, Inc.	13,247	581,146
Synopsys, Inc.*	28,175	930,338
TIBCO Software, Inc.*	29,088	879,330

		10,315,315

Total Information Technology		34,453,100

Materials (3.4%)
Chemicals (1.4%)
Albemarle Corp.	16,943	892,557
Ashland, Inc.	13,786	987,078
Cabot Corp.	11,220	410,315
Cytec Industries, Inc.	8,683	568,910
Intrepid Potash, Inc.*	10,065	216,196
Minerals Technologies, Inc.	3,362	238,467
NewMarket Corp.	2,089	514,897
Olin Corp.	15,103	328,188
RPM International, Inc.	24,843	709,019
Scotts Miracle-Gro Co., Class A	7,257	315,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sensient Technologies Corp.	9,422	$346,353
Valspar Corp.	15,990	897,039

		6,424,481

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	8,634	715,500

Containers & Packaging (0.8%)
AptarGroup, Inc.	12,625	652,839
Greif, Inc., Class A	5,704	252,003
Packaging Corp. of America	18,515	672,094
Rock-Tenn Co., Class A	13,387	966,274
Silgan Holdings, Inc.	9,262	402,989
Sonoco Products Co.	19,027	589,647

		3,535,846

Metals & Mining (0.8%)
Carpenter Technology Corp.	8,317	435,145
Commercial Metals Co.	21,899	289,067
Compass Minerals International, Inc.	6,302	470,066
Reliance Steel & Aluminum Co.	14,248	745,883
Royal Gold, Inc.	11,162	1,114,637
Steel Dynamics, Inc.	41,373	464,619
Worthington Industries, Inc.	9,803	212,333

		3,731,750

Paper & Forest Products (0.2%)
Domtar Corp.	6,796	532,059
Louisiana-Pacific Corp.*	25,906	323,825

		855,884

Total Materials		15,263,461

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	28,500	742,995

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	19,026	487,256

Total Telecommunication Services		1,230,251

Utilities (2.5%)
Electric Utilities (1.1%)
Cleco Corp.	11,512	483,274
Great Plains Energy, Inc.	28,896	643,225
Hawaiian Electric Industries, Inc.	18,259	480,394
IDACORP, Inc.	9,482	410,286
NV Energy, Inc.	44,547	802,291
OGE Energy Corp.	18,678	1,035,882
PNM Resources, Inc.	15,020	315,871
Westar Energy, Inc.	23,808	706,145

		4,877,368

Gas Utilities (0.7%)
Atmos Energy Corp.	17,010	608,788
National Fuel Gas Co.	15,707	848,806
Questar Corp.	33,137	673,675
UGI Corp.	21,210	673,418
WGL Holdings, Inc.	9,681	389,660

		3,194,347

Multi-Utilities (0.6%)
Alliant Energy Corp.	20,999	911,146
Black Hills Corp.	8,284	294,662
MDU Resources Group, Inc.	35,667	786,101
Vectren Corp.	15,442	441,641

		2,433,550

Water Utilities (0.1%)
Aqua America, Inc.	26,315	651,560

Total Utilities		11,156,825

Total Investments (49.4%) (Cost $170,800,377)		218,951,351
Other Assets Less Liabilities (50.6%)		224,449,847

Net Assets (100%)		$443,401,198

*	Non-income producing.

†	Securities (totaling $295,596 or 0.1% of net assets) at fair value by management.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	205	December-12	$17,125,230	$17,105,200	$(20,030)
S&P 500 E-Mini Index	236	December-12	16,851,010	16,923,560	72,550
S&P MidCap 400 E-Mini Index	1,931	December-12	192,979,955	190,493,150	(2,486,805)

					$(2,434,285)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$30,833,969	$—	$—	$30,833,969
Consumer Staples	7,224,049	—	—	7,224,049
Energy	12,894,939	—	—	12,894,939
Financials	48,380,369	—	—	48,380,369
Health Care	22,840,669	—	—	22,840,669
Industrials	34,673,719	—	—	34,673,719
Information Technology	34,157,504	—	295,596	34,453,100
Materials	15,263,461	—	—	15,263,461
Telecommunication Services	1,230,251	—	—	1,230,251
Utilities	11,156,825	—	—	11,156,825
Futures	72,550	—	—	72,550

Total Assets	$218,728,305	$—	$295,596	$219,023,901

Liabilities:
Futures	$(2,506,835)	$—	$—	$(2,506,835)

Total Liabilities	$(2,506,835)	$—	$—	$(2,506,835)

Total	$216,221,470	$—	$295,596	$216,517,066

(a)	A Security with a market value of $204,941 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks – Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	116,673
Purchases	10,722
Sales	(125,716)
Issuances	—
Settlements	—
Transfers into Level 3	293,917
Transfers out of Level 3	—

Balance as of 9/30/12	$295,596

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$100,480

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$16,193,036
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$126,467,605

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,403,881
Aggregate gross unrealized depreciation	(12,488,438)

Net unrealized appreciation	$47,915,443

Federal income tax cost of investments	$171,035,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	33,345	$375,798
Cooper Tire & Rubber Co.	28,949	555,242
Dana Holding Corp.	66,356	816,179
Dorman Products, Inc.*	11,390	358,899
Drew Industries, Inc.*	9,006	272,071
Exide Technologies, Inc.*	34,909	108,218
Federal-Mogul Corp.*	11,741	107,430
Fuel Systems Solutions, Inc.*	9,433	162,153
Gentherm, Inc.*	13,425	167,007
Modine Manufacturing Co.*	27,888	205,813
Shiloh Industries, Inc.	1,076	12,073
Spartan Motors, Inc.	7,178	35,890
Standard Motor Products, Inc.	8,561	157,694
Stoneridge, Inc.*	10,039	49,894
Superior Industries International, Inc.	9,304	159,005
Tenneco, Inc.*	29,383	822,724
Tower International, Inc.*	1,156	8,913

		4,375,003

Automobiles (0.0%)
Winnebago Industries, Inc.*	10,641	134,396

Distributors (0.1%)
Core-Mark Holding Co., Inc.	5,140	247,285
Pool Corp.	21,394	889,563
VOXX International Corp.*	3,877	29,000
Weyco Group, Inc.	1,578	38,424

		1,204,272

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	8,092	294,791
Ascent Capital Group, Inc., Class A*	6,580	355,386
Bridgepoint Education, Inc.*	10,486	106,433
Capella Education Co.*	7,010	245,770
Career Education Corp.*	25,060	94,476
Carriage Services, Inc.	3,101	29,987
Coinstar, Inc.*	15,106	679,468
Collectors Universe	958	13,441
Corinthian Colleges, Inc.*	17,035	40,543
Education Management Corp.*	21,652	67,338
Grand Canyon Education, Inc.*	18,598	437,611
Hillenbrand, Inc.	29,677	539,825
K12, Inc.*	12,204	246,521
Lincoln Educational Services Corp.	7,549	31,706
Mac-Gray Corp.	2,619	35,121
Matthews International Corp., Class A	14,715	438,801
National American University Holdings, Inc.	1,808	9,040
Regis Corp.	26,381	484,883
Sotheby’s, Inc.	30,990	976,185
Steiner Leisure Ltd.*	6,786	315,888
Stewart Enterprises, Inc., Class A	37,833	317,608
Strayer Education, Inc.	6,020	387,387
Universal Technical Institute, Inc.	9,480	129,876

		6,278,085

Hotels, Restaurants & Leisure (1.6%)
AFC Enterprises, Inc.*	9,815	241,449
Ameristar Casinos, Inc.	14,290	254,362
Biglari Holdings, Inc.*	588	214,655
BJ’s Restaurants, Inc.*	12,087	548,146
Bloomin’ Brands, Inc.*	3,881	63,842
Bluegreen Corp.*	2,814	17,672
Bob Evans Farms, Inc.	13,839	541,520
Boyd Gaming Corp.*	25,287	178,526
Bravo Brio Restaurant Group, Inc.*	9,002	130,979
Buffalo Wild Wings, Inc.*	8,212	704,097
Caesars Entertainment Corp.*	16,440	111,792
Caribou Coffee Co., Inc.*	9,865	135,446
Carrols Restaurant Group, Inc.*	3,259	18,772
CEC Entertainment, Inc.	9,946	299,574
Cheesecake Factory, Inc.	25,752	920,634
Churchill Downs, Inc.	5,692	357,002
Chuy’s Holdings, Inc.*	1,385	33,960
Cracker Barrel Old Country Store, Inc.	10,189	683,784
Del Frisco’s Restaurant Group, Inc.*	1,140	16,986
Denny’s Corp.*	48,686	236,127
DineEquity, Inc.*	8,214	459,984
Domino’s Pizza, Inc.	27,322	1,030,039
Einstein Noah Restaurant Group, Inc.	1,983	35,079
Fiesta Restaurant Group, Inc.*	10,036	159,271
Frisch’s Restaurants, Inc.	576	11,434
Gaylord Entertainment Co. (REIT)*	15,083	596,231
Ignite Restaurant Group, Inc.*	5,981	83,375
International Speedway Corp., Class A	14,202	402,911
Interval Leisure Group, Inc.	19,602	371,066
Isle of Capri Casinos, Inc.*	13,830	96,119
Jack in the Box, Inc.*	20,239	568,918
Jamba, Inc.*	14,191	31,646
Krispy Kreme Doughnuts, Inc.*	28,865	228,899
Life Time Fitness, Inc.*	20,568	940,780
Luby’s, Inc.*	4,316	29,047
Marcus Corp.	12,598	139,838
Marriott Vacations Worldwide Corp.*	12,356	445,063
Monarch Casino & Resort, Inc.*	1,948	16,967
Morgans Hotel Group Co.*	4,774	30,649
MTR Gaming Group, Inc.*	4,617	19,438
Multimedia Games Holding Co., Inc.*	12,145	191,041
Nathan’s Famous, Inc.*	467	14,687
Orient-Express Hotels Ltd., Class A*	45,685	406,597
Papa John’s International, Inc.*	9,001	480,743
Peet’s Coffee & Tea, Inc.*	5,753	421,925
Pinnacle Entertainment, Inc.*	28,440	348,390
Premier Exhibitions, Inc.*	4,893	11,596
Red Lion Hotels Corp.*	3,212	20,075
Red Robin Gourmet Burgers, Inc.*	6,636	216,068
Ruby Tuesday, Inc.*	28,196	204,421
Ruth’s Hospitality Group, Inc.*	8,741	55,680
Scientific Games Corp., Class A*	28,328	234,273
Shuffle Master, Inc.*	25,941	410,127
Six Flags Entertainment Corp.	18,480	1,086,624
Sonic Corp.*	26,646	273,654
Speedway Motorsports, Inc.	8,267	127,312
Texas Roadhouse, Inc.	31,185	533,264
Town Sports International Holdings, Inc.*	6,350	78,550
Vail Resorts, Inc.	17,662	1,018,214
WMS Industries, Inc.*	25,512	417,887

		17,957,207

Household Durables (0.6%)
American Greetings Corp., Class A	17,392	292,186
Bassett Furniture Industries, Inc.	2,283	28,423
Beazer Homes USA, Inc.*	51,320	182,186
Blyth, Inc.	4,764	123,816
Cavco Industries, Inc.*	2,584	118,580
CSS Industries, Inc.	2,003	41,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Ethan Allen Interiors, Inc.	10,359	$227,069
Flexsteel Industries, Inc.	873	18,071
Helen of Troy Ltd.*	14,281	454,564
Hooker Furniture Corp.	2,125	27,604
Hovnanian Enterprises, Inc., Class A*	69,254	239,619
iRobot Corp.*	11,456	260,739
KB Home	38,246	548,830
La-Z-Boy, Inc.*	22,689	331,940
Libbey, Inc.*	10,111	159,552
Lifetime Brands, Inc.	2,117	25,213
M.D.C. Holdings, Inc.	18,825	724,951
M/I Homes, Inc.*	11,185	216,318
Meritage Homes Corp.*	14,726	560,030
NACCO Industries, Inc., Class A	2,376	297,974
Ryland Group, Inc.	20,691	620,730
Sealy Corp.*	10,268	22,384
Skullcandy, Inc.*	11,763	161,741
Standard Pacific Corp.*	46,890	316,976
Universal Electronics, Inc.*	6,671	117,276
Zagg, Inc.*	14,990	127,865

		6,245,799

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	27,082	101,016
Blue Nile, Inc.*	5,340	198,061
CafePress, Inc.*	923	8,408
Geeknet, Inc.*	879	17,009
HSN, Inc.	18,713	917,873
Kayak Software Corp.*	707	24,978
Nutrisystem, Inc.	13,620	143,419
Orbitz Worldwide, Inc.*	36,039	91,899
Overstock.com, Inc.*	3,356	34,768
PetMed Express, Inc.	8,463	84,968
Shutterfly, Inc.*	15,452	480,866
U.S. Auto Parts Network, Inc.*	12,747	44,105
Vitacost.com, Inc.*	4,732	32,083

		2,179,453

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	5,608	232,508
Black Diamond, Inc.*	6,643	58,259
Brunswick Corp.	42,463	960,938
Callaway Golf Co.	28,730	176,402
JAKKS Pacific, Inc.	12,147	176,982
Johnson Outdoors, Inc., Class A*	1,362	29,133
LeapFrog Enterprises, Inc.*	20,445	184,414
Marine Products Corp.	9,940	59,242
Smith & Wesson Holding Corp.*	28,202	310,504
Steinway Musical Instruments, Inc.*	2,195	53,470
Sturm Ruger & Co., Inc.	8,081	399,929

		2,641,781

Media (0.6%)
Arbitron, Inc.	13,259	502,516
Beasley Broadcasting Group, Inc., Class A*	632	3,084
Belo Corp., Class A	42,513	332,877
Carmike Cinemas, Inc.*	5,331	59,974
Central European Media Enterprises Ltd., Class A*	17,727	115,403
Crown Media Holdings, Inc., Class A*	47,285	78,966
Cumulus Media, Inc., Class A*	50,007	137,019
Daily Journal Corp.*	180	16,879
Dial Global, Inc.*	7,502	20,330
Digital Generation, Inc.*	15,841	179,954
Entercom Communications Corp., Class A*	12,390	84,995
Entravision Communications Corp., Class A	36,923	49,477
EW Scripps Co., Class A*	11,114	118,364
Fisher Communications, Inc.*	2,611	95,980
Global Sources Ltd.*	12,078	79,232
Harte-Hanks, Inc.	18,749	129,931
Journal Communications, Inc., Class A*	21,368	111,114
LIN TV Corp., Class A*	7,900	34,760
Lions Gate Entertainment Corp.*	39,371	601,195
Live Nation Entertainment, Inc.*	67,130	577,989
Martha Stewart Living Omnimedia, Inc., Class A	6,744	20,704
McClatchy Co., Class A*	24,493	54,619
MDC Partners, Inc., Class A	13,979	172,501
Meredith Corp.	18,098	633,430
National CineMedia, Inc.	26,289	430,351
New York Times Co., Class A*	68,091	664,568
Nexstar Broadcasting Group, Inc., Class A*	2,881	30,596
Outdoor Channel Holdings, Inc.	3,123	22,736
ReachLocal, Inc.*	8,519	106,828
Reading International, Inc., Class A*	3,247	19,157
Rentrak Corp.*	2,034	34,436
Saga Communications, Inc., Class A*	772	31,281
Salem Communications Corp., Class A	1,990	10,428
Scholastic Corp.	13,031	414,125
Sinclair Broadcast Group, Inc., Class A	22,378	250,857
Valassis Communications, Inc.*	21,756	537,156
Value Line, Inc.	5,123	50,001
World Wrestling Entertainment, Inc., Class A	21,820	175,651

		6,989,464

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	10,317	98,011
Fred’s, Inc., Class A	15,378	218,829
Gordmans Stores, Inc.*	6,485	119,648
Saks, Inc.*	51,422	530,161
Tuesday Morning Corp.*	19,198	125,747

		1,092,396

Specialty Retail (1.9%)
Aeropostale, Inc.*	36,356	491,897
America’s Car-Mart, Inc.*	3,831	174,196
ANN, Inc.*	21,862	824,853
Asbury Automotive Group, Inc.*	13,638	381,182
Barnes & Noble, Inc.*	12,896	164,811
bebe stores, Inc.	17,146	82,301
Big 5 Sporting Goods Corp.	8,021	79,809
Body Central Corp.*	3,442	35,969
Brown Shoe Co., Inc.	19,999	320,584
Buckle, Inc.	13,415	609,443
Cabela’s, Inc.*	21,614	1,181,853
Casual Male Retail Group, Inc.*	9,063	41,962
Cato Corp., Class A	12,133	360,471
Children’s Place Retail Stores, Inc.* .	12,016	720,960
Citi Trends, Inc.*	6,360	79,850
Collective Brands, Inc.*	28,955	628,613
Conn’s, Inc.*	8,429	185,859
Destination Maternity Corp.	4,244	79,363
Express, Inc.*	41,339	612,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Finish Line, Inc., Class A	23,394	$531,980
Five Below, Inc.*	4,964	193,993
Francesca’s Holdings Corp.*	16,074	493,954
Genesco, Inc.*	10,890	726,690
Group 1 Automotive, Inc.	10,096	608,082
Haverty Furniture Cos., Inc.	5,029	69,803
hhgregg, Inc.*	10,186	70,283
Hibbett Sports, Inc.*	12,092	718,869
Hot Topic, Inc.	18,955	164,908
Jos. A. Bank Clothiers, Inc.*	12,986	629,561
Kirkland’s, Inc.*	5,336	52,986
Lithia Motors, Inc., Class A	11,080	369,075
Lumber Liquidators Holdings, Inc.*	12,733	645,308
MarineMax, Inc.*	4,334	35,929
Mattress Firm Holding Corp.*	5,348	150,546
Men’s Wearhouse, Inc.	24,823	854,656
Monro Muffler Brake, Inc.	15,220	535,592
New York & Co., Inc.*	7,145	26,794
Office Depot, Inc.*	140,009	358,423
OfficeMax, Inc.	39,269	306,691
Orchard Supply Hardware Stores Corp., Class A*	339	4,909
Penske Automotive Group, Inc.	19,910	599,092
PEP Boys-Manny, Moe & Jack	25,143	255,956
Perfumania Holdings, Inc.*	971	6,991
Pier 1 Imports, Inc.	44,147	827,315
RadioShack Corp.	46,019	109,525
Rent-A-Center, Inc.	28,061	984,380
rue21, Inc.*	6,935	216,025
Select Comfort Corp.*	25,525	805,314
Shoe Carnival, Inc.	5,443	128,074
Sonic Automotive, Inc., Class A	19,054	361,645
Stage Stores, Inc.	14,273	300,589
Stein Mart, Inc.*	18,273	155,503
Systemax, Inc.*	8,257	97,515
Teavana Holdings, Inc.*	7,068	92,167
Tilly’s, Inc., Class A*	7,449	136,540
Vitamin Shoppe, Inc.*	13,358	779,039
West Marine, Inc.*	3,560	37,843
Wet Seal, Inc., Class A*	42,089	132,580
Winmark Corp.	607	32,827
Zumiez, Inc.*	10,251	284,260

		20,948,832

Textiles, Apparel & Luxury Goods (0.8%)
Cherokee, Inc.	5,151	74,999
Columbia Sportswear Co.	5,625	303,750
Crocs, Inc.*	42,652	691,389
Culp, Inc.	1,776	20,886
Delta Apparel, Inc.*	1,570	21,619
Fifth & Pacific Cos., Inc.*	48,874	624,610
G-III Apparel Group Ltd.*	7,456	267,670
Iconix Brand Group, Inc.*	35,031	638,965
Jones Group, Inc.	40,438	520,437
K-Swiss, Inc., Class A*	14,584	50,023
Maidenform Brands, Inc.*	11,738	240,394
Movado Group, Inc.	7,847	264,601
Oxford Industries, Inc.	6,646	375,167
Perry Ellis International, Inc.*	6,731	148,418
Quiksilver, Inc.*	70,971	235,624
R.G. Barry Corp.	1,829	26,959
Skechers U.S.A., Inc., Class A*	16,629	339,232
Steven Madden Ltd.*	18,623	814,198
True Religion Apparel, Inc.	11,882	253,443
Tumi Holdings, Inc.*	10,021	235,894
Unifi, Inc.*	3,377	43,293
Vera Bradley, Inc.*	10,034	239,311
Warnaco Group, Inc.*	19,132	992,951
Wolverine World Wide, Inc.	21,933	973,167

		8,397,000

Total Consumer Discretionary		78,443,688

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,545	396,934
Central European Distribution Corp.*	30,709	87,521
Coca-Cola Bottling Co. Consolidated	2,218	151,046
Craft Brew Alliance, Inc.*	2,092	16,422
National Beverage Corp.*	7,582	114,943

		766,866

Food & Staples Retailing (0.5%)
Andersons, Inc.	9,201	346,510
Arden Group, Inc., Class A	819	79,459
Casey’s General Stores, Inc.	18,335	1,047,662
Chefs’ Warehouse, Inc.*	5,263	86,208
Harris Teeter Supermarkets, Inc.	21,226	824,418
Ingles Markets, Inc., Class A	3,550	58,042
Nash Finch Co.	2,644	53,990
Natural Grocers by Vitamin Cottage, Inc.*	1,452	32,409
Pantry, Inc.*	11,003	160,094
Pricesmart, Inc.	8,246	624,387
Rite Aid Corp.*	277,132	324,244
Roundy’s, Inc.	12,929	78,220
Spartan Stores, Inc.	9,077	138,969
SUPERVALU, Inc.	98,551	237,508
Susser Holdings Corp.*	6,316	228,450
United Natural Foods, Inc.*	23,307	1,362,294
Village Super Market, Inc., Class A	2,233	82,085
Weis Markets, Inc.	5,320	225,196

		5,990,145

Food Products (0.8%)
Alico, Inc.	724	22,611
Annie’s, Inc.*	3,472	155,684
B&G Foods, Inc.	23,216	703,677
Calavo Growers, Inc.	3,559	88,975
Cal-Maine Foods, Inc.	7,077	318,040
Chiquita Brands International, Inc.*	15,133	115,616
Darling International, Inc.*	53,031	969,937
Diamond Foods, Inc.	11,045	207,867
Dole Food Co., Inc.*	14,936	209,552
Farmer Bros Co.*	5,529	52,581
Fresh Del Monte Produce, Inc.	18,396	470,938
Griffin Land & Nurseries, Inc.	568	19,159
Hain Celestial Group, Inc.*	16,700	1,052,100
Inventure Foods, Inc.*	2,590	14,737
J&J Snack Foods Corp.	6,304	361,408
John B. Sanfilippo & Son, Inc.*	1,616	21,040
Lancaster Colony Corp.	9,511	696,681
Lifeway Foods, Inc.	1,318	12,521
Limoneira Co.	4,757	87,671
Omega Protein Corp.*	4,121	28,270
Pilgrim’s Pride Corp.*	27,408	140,055
Post Holdings, Inc.*	12,777	384,077
Sanderson Farms, Inc.	10,705	474,981
Seneca Foods Corp., Class A*	2,110	63,005
Smart Balance, Inc.*	26,393	318,827
Snyders-Lance, Inc.	22,802	570,050
Tootsie Roll Industries, Inc.	10,943	295,242
TreeHouse Foods, Inc.*	17,189	902,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Westway Group, Inc.*	2,303	$14,256

		8,771,980

Household Products (0.1%)
Central Garden & Pet Co., Class A*	20,970	253,318
Harbinger Group, Inc.*	22,210	187,230
Oil-Dri Corp. of America	3,553	82,216
Orchids Paper Products Co.	1,011	18,239
Spectrum Brands Holdings, Inc.	10,700	428,107
WD-40 Co.	7,803	410,750

		1,379,860

Personal Products (0.2%)
Elizabeth Arden, Inc.*	12,352	583,508
Female Health Co.	4,073	29,122
Inter Parfums, Inc.	7,696	140,837
Medifast, Inc.*	6,079	158,966
Nature’s Sunshine Products, Inc.	6,898	112,713
Nutraceutical International Corp.*	1,955	30,811
Prestige Brands Holdings, Inc.*	22,004	373,188
Revlon, Inc., Class A*	10,857	167,632
Schiff Nutrition International, Inc.*	8,966	216,887
Synutra International, Inc.*	4,193	19,372
USANA Health Sciences, Inc.*	4,004	186,066

		2,019,102

Tobacco (0.1%)
Alliance One International, Inc.*	39,823	128,628
Star Scientific, Inc.*	67,652	234,076
Universal Corp.	10,607	540,109
Vector Group Ltd.	24,719	410,088

		1,312,901

Total Consumer Staples		20,240,854

Energy (3.1%)
Energy Equipment & Services (1.0%)
Basic Energy Services, Inc.*	15,025	168,580
Bolt Technology Corp.	1,698	24,417
Bristow Group, Inc.	17,443	881,744
C&J Energy Services, Inc.*	20,719	412,308
Cal Dive International, Inc.*	52,036	79,615
Dawson Geophysical Co.*	1,725	43,574
Dril-Quip, Inc.*	18,583	1,335,746
Exterran Holdings, Inc.*	32,000	648,960
Forbes Energy Services Ltd.*	2,684	9,394
Forum Energy Technologies, Inc.*	10,340	251,469
Global Geophysical Services, Inc.*	5,974	32,917
Gulf Island Fabrication, Inc.	6,276	174,912
Gulfmark Offshore, Inc., Class A*	12,007	396,711
Heckmann Corp.*	55,657	233,759
Helix Energy Solutions Group, Inc.*	47,998	876,923
Hercules Offshore, Inc.*	64,342	313,989
Hornbeck Offshore Services, Inc.*	15,712	575,845
ION Geophysical Corp.*	62,044	430,585
Key Energy Services, Inc.*	69,838	488,866
Lufkin Industries, Inc.	15,102	812,790
Matrix Service Co.*	13,370	141,321
Mitcham Industries, Inc.*	4,850	77,261
Natural Gas Services Group, Inc.*	2,658	39,737
Newpark Resources, Inc.*	42,541	315,229
OYO Geospace Corp.*	2,912	356,458
Parker Drilling Co.*	56,792	240,230
PHI, Inc. (Non-Voting)*	6,063	190,742
Pioneer Energy Services Corp.*	30,874	240,508
RigNet, Inc.*	7,713	142,691
Tesco Corp.*	14,034	149,883
TETRA Technologies, Inc.*	35,374	214,013
TGC Industries, Inc.*	4,074	29,333
Union Drilling, Inc.*	12,903	83,740
Vantage Drilling Co.*	92,729	170,621
Willbros Group, Inc.*	21,332	114,553

		10,699,424

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	44,779	102,992
Adams Resources & Energy, Inc.	410	12,505
Alon USA Energy, Inc.	12,108	165,880
Amyris, Inc.*	16,477	56,681
Apco Oil and Gas International, Inc.	5,554	89,364
Approach Resources, Inc.*	13,936	419,892
Arch Coal, Inc.	98,091	620,916
Berry Petroleum Co., Class A	23,858	969,351
Bill Barrett Corp.*	22,842	565,796
Bonanza Creek Energy, Inc.*	8,153	192,085
BPZ Resources, Inc.*	46,885	134,091
Callon Petroleum Co.*	14,217	87,435
Carrizo Oil & Gas, Inc.*	19,538	488,645
Ceres, Inc.*	1,363	7,742
Clayton Williams Energy, Inc.*	2,546	132,112
Clean Energy Fuels Corp.*	28,182	371,157
Cloud Peak Energy, Inc.*	30,354	549,407
Comstock Resources, Inc.*	23,762	436,746
Contango Oil & Gas Co.*	5,962	292,973
CREDO Petroleum Corp.*	1,429	20,706
Crimson Exploration, Inc.*	6,785	28,972
Crosstex Energy, Inc.	20,319	285,076
CVR Energy, Inc.*	7,735	284,261
Delek U.S. Holdings, Inc.	8,806	224,465
Emerald Oil, Inc.*	10,149	8,424
Endeavour International Corp.*	18,441	178,324
Energy XXI Bermuda Ltd.	36,499	1,275,640
EPL Oil & Gas, Inc.*	13,135	266,509
Evolution Petroleum Corp.*	5,713	46,161
Forest Oil Corp.*	54,739	462,545
Frontline Ltd.*	29,129	111,855
FX Energy, Inc.*	22,458	167,537
GasLog Ltd.*	13,060	151,235
Gastar Exploration Ltd.*	28,675	47,601
Gevo, Inc.*	7,268	15,481
Goodrich Petroleum Corp.*	12,323	155,763
Green Plains Renewable Energy, Inc.*	10,641	62,356
Gulfport Energy Corp.*	25,771	805,601
Halcon Resources Corp.*	50,528	370,370
Hallador Energy Co.	7,639	63,633
Harvest Natural Resources, Inc.*	15,486	138,135
Isramco, Inc.*	493	57,188
KiOR, Inc., Class A*	16,777	156,026
Knightsbridge Tankers Ltd.	10,560	69,168
Kodiak Oil & Gas Corp.*	125,568	1,175,317
Magnum Hunter Resources Corp.*	60,177	267,186
Matador Resources Co.*	12,578	130,685
McMoRan Exploration Co.*	46,905	551,134
Midstates Petroleum Co., Inc.*	12,689	109,760
Miller Energy Resources, Inc.*	17,009	85,555
Nordic American Tankers Ltd.	23,337	235,237
Northern Oil and Gas, Inc.*	31,527	535,644
Oasis Petroleum, Inc.*	37,055	1,092,011
Overseas Shipholding Group, Inc.	13,023	85,952
Panhandle Oil and Gas, Inc., Class A	3,525	108,112
PDC Energy, Inc.*	12,545	396,798
Penn Virginia Corp.	19,547	121,191
PetroQuest Energy, Inc.*	30,002	201,313
Quicksilver Resources, Inc.*	54,493	222,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Renewable Energy Group, Inc.*	2,122	$14,111
Rentech, Inc.*	102,123	251,223
Resolute Energy Corp.*	23,575	209,110
REX American Resources Corp.*	1,204	21,684
Rex Energy Corp.*	17,575	234,626
Rosetta Resources, Inc.*	23,959	1,147,636
Sanchez Energy Corp.*	6,993	142,867
Saratoga Resources, Inc.*	4,171	22,857
Scorpio Tankers, Inc.*	11,348	68,088
SemGroup Corp., Class A*	20,784	765,890
Ship Finance International Ltd.	21,566	339,018
Solazyme, Inc.*	19,269	221,208
Stone Energy Corp.*	24,532	616,244
Swift Energy Co.*	20,393	425,806
Synergy Resources Corp.*	8,244	34,377
Targa Resources Corp.	13,412	675,160
Teekay Tankers Ltd., Class A	29,755	111,284
Triangle Petroleum Corp.*	19,259	137,894
Uranerz Energy Corp.*	13,819	22,525
Uranium Energy Corp.*	23,741	61,964
VAALCO Energy, Inc.*	24,587	210,219
Venoco, Inc.*	14,693	174,553
W&T Offshore, Inc.	15,755	295,879
Warren Resources, Inc.*	20,660	62,806
Western Refining, Inc.	27,280	714,190
Westmoreland Coal Co.*	7,665	76,113
ZaZa Energy Corp.*	24,297	72,162

		23,597,067

Total Energy		34,296,491

Financials (11.0%)
Capital Markets (1.2%)
Apollo Investment Corp.	96,778	761,643
Arlington Asset Investment Corp., Class A	5,379	128,343
Artio Global Investors, Inc.	21,048	62,723
BGC Partners, Inc., Class A	39,170	191,933
BlackRock Kelso Capital Corp.	33,170	322,412
Calamos Asset Management, Inc., Class A	11,414	132,859
Capital Southwest Corp.	1,545	172,963
CIFC Corp.*	2,170	15,884
Cohen & Steers, Inc.	7,837	232,132
Cowen Group, Inc., Class A*	60,717	163,936
Diamond Hill Investment Group, Inc.	1,284	98,457
Duff & Phelps Corp., Class A	13,368	181,938
Epoch Holding Corp.	6,980	161,238
Evercore Partners, Inc., Class A	11,718	316,386
FBR & Co.*	23,936	73,962
Fidus Investment Corp.	3,764	62,859
Fifth Street Finance Corp.	40,364	443,197
Financial Engines, Inc.*	20,836	496,522
FXCM, Inc., Class A	12,249	116,978
GAMCO Investors, Inc., Class A	3,205	159,449
GFI Group, Inc.	36,522	116,140
Gladstone Capital Corp.	7,327	64,111
Gladstone Investment Corp.	14,083	110,129
Golub Capital BDC, Inc.	8,162	129,776
Greenhill & Co., Inc.	13,478	697,487
GSV Capital Corp.*	6,206	53,558
Harris & Harris Group, Inc.*	11,385	43,149
Hercules Technology Growth Capital, Inc.	23,171	255,113
HFF, Inc., Class A*	17,057	254,149
Horizon Technology Finance Corp.	2,383	38,509
ICG Group, Inc.*	17,538	178,186
INTL FCStone, Inc.*	7,623	145,294
Investment Technology Group, Inc.*	19,169	166,770
JMP Group, Inc.	4,290	23,552
KBW, Inc.	16,105	265,249
KCAP Financial, Inc.	9,806	90,804
Knight Capital Group, Inc., Class A*	63,811	171,013
Ladenburg Thalmann Financial Services, Inc.*	85,933	113,432
Main Street Capital Corp.	11,970	353,235
Manning & Napier, Inc.	5,382	65,607
MCG Capital Corp.	35,031	161,493
Medallion Financial Corp.	13,143	155,219
Medley Capital Corp.	9,057	127,432
MVC Capital, Inc.	13,105	167,744
New Mountain Finance Corp.	5,266	78,042
NGP Capital Resources Co.	15,085	112,534
Oppenheimer Holdings, Inc., Class A	3,740	59,653
PennantPark Investment Corp.	26,217	278,162
Piper Jaffray Cos., Inc.*	6,964	177,234
Prospect Capital Corp.	69,128	796,355
Pzena Investment Management, Inc., Class A	9,533	49,667
Safeguard Scientifics, Inc.*	9,445	148,192
Solar Capital Ltd.	18,501	424,043
Solar Senior Capital Ltd.	2,967	53,139
Stifel Financial Corp.*	25,525	857,640
SWS Group, Inc.*	10,584	64,668
TCP Capital Corp.	6,386	101,921
THL Credit, Inc.	10,968	153,881
TICC Capital Corp.	17,501	182,010
Triangle Capital Corp.	11,532	295,911
Virtus Investment Partners, Inc.*	2,629	226,094
Walter Investment Management Corp.*	13,186	488,014
Westwood Holdings Group, Inc.	4,336	169,147
WisdomTree Investments, Inc.*	26,948	180,552

		13,139,824

Commercial Banks (3.3%)
1st Source Corp.	6,798	151,391
1st United Bancorp, Inc./Florida*	18,066	116,526
Access National Corp.	1,584	21,637
Alliance Financial Corp./New York	1,309	52,635
American National Bankshares, Inc.	1,708	38,584
Ameris Bancorp*	14,060	177,015
Ames National Corp.	2,391	49,828
Arrow Financial Corp.	6,861	171,525
BancFirst Corp.	3,256	139,878
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,034	265,831
Bancorp, Inc./Delaware*	14,869	152,705
BancorpSouth, Inc.	43,973	648,162
Bank of Kentucky Financial Corp.	1,655	45,910
Bank of Marin Bancorp/California	1,776	75,498
Bank of the Ozarks, Inc.	14,237	490,749
Banner Corp.	8,210	222,491
Bar Harbor Bankshares	830	29,664
BBCN Bancorp, Inc.*	35,839	451,930
Berkshire Bancorp, Inc./New York*	546	4,494
Boston Private Financial Holdings, Inc.	37,170	356,460
Bridge Bancorp, Inc.	2,249	52,424
Bridge Capital Holdings*	3,339	51,621
Bryn Mawr Bank Corp.	7,514	168,614
BSB Bancorp, Inc./Massachusetts*	1,684	21,724

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
C&F Financial Corp.	722	$28,411
Camden National Corp.	3,731	138,196
Capital Bank Financial Corp., Class A*	4,713	84,837
Capital City Bank Group, Inc.*	11,203	119,200
Cardinal Financial Corp.	13,023	186,229
Cascade Bancorp*	13,373	70,609
Cathay General Bancorp	37,712	650,909
Center Bancorp, Inc.	3,485	41,541
Centerstate Banks, Inc.	9,232	82,349
Central Pacific Financial Corp.*	12,506	178,836
Century Bancorp, Inc./Massachusetts, Class A	868	27,707
Chemical Financial Corp.	12,120	293,304
Citizens & Northern Corp.	3,641	71,400
Citizens Republic Bancorp, Inc.*	18,436	356,737
City Holding Co.	6,502	233,032
CNB Financial Corp./Pennsylvania	3,332	58,343
CoBiz Financial, Inc.	11,266	78,862
Columbia Banking System, Inc.	18,992	352,112
Community Bank System, Inc.	17,209	485,122
Community Trust Bancorp, Inc.	7,304	259,548
Crescent Financial Bancshares, Inc.*	334	1,520
CVB Financial Corp.	40,961	489,074
Eagle Bancorp, Inc.*	8,328	139,244
Enterprise Bancorp, Inc./Massachusetts	1,369	23,383
Enterprise Financial Services Corp.	5,668	77,085
F.N.B. Corp./Pennsylvania	64,335	721,195
Farmers National Banc Corp.	3,348	21,628
Fidelity Southern Corp.	1,951	18,456
Financial Institutions, Inc.	4,576	85,297
First Bancorp, Inc./Maine	4,857	85,240
First Bancorp/North Carolina	4,563	52,611
First BanCorp/Puerto Rico*	36,762	162,488
First Busey Corp.	46,339	226,134
First California Financial Group, Inc.*	6,142	42,748
First Commonwealth Financial Corp.	51,059	359,966
First Community Bancshares, Inc./Virginia	5,790	88,355
First Connecticut Bancorp, Inc./Connecticut	5,743	77,588
First Financial Bancorp	27,348	462,455
First Financial Bankshares, Inc.	14,557	524,489
First Financial Corp./Indiana	4,935	154,663
First Interstate Bancsystem, Inc.	8,702	130,182
First Merchants Corp.	13,350	200,384
First Midwest Bancorp, Inc./Illinois	34,836	437,192
First of Long Island Corp.	2,726	83,988
FirstMerit Corp.	53,053	781,471
FNB United Corp.*	5,572	66,195
German American Bancorp, Inc.	3,939	95,009
Glacier Bancorp, Inc.	33,327	519,235
Great Southern Bancorp, Inc.	6,108	188,798
Guaranty Bancorp*	16,440	33,209
Hancock Holding Co.	35,092	1,086,097
Hanmi Financial Corp.*	15,611	199,977
Heartland Financial USA, Inc.	7,671	209,188
Heritage Commerce Corp.*	4,924	34,173
Heritage Financial Corp./Washington	4,976	74,789
Heritage Oaks Bancorp*	4,173	24,037
Home BancShares, Inc./Arkansas	10,690	364,422
HomeTrust Bancshares, Inc.*	4,304	57,028
Horizon Bancorp/Indiana	974	27,837
Hudson Valley Holding Corp.	7,006	119,452
IBERIABANK Corp.	14,624	669,779
Independent Bank Corp./Massachusetts	9,719	292,445
International Bancshares Corp.	24,888	474,116
Investors Bancorp, Inc.*	22,653	413,191
Lakeland Bancorp, Inc.	13,585	140,605
Lakeland Financial Corp.	6,900	190,440
MainSource Financial Group, Inc.	10,732	137,799
MB Financial, Inc.	27,285	538,879
Mercantile Bank Corp.*	1,970	33,766
Merchants Bancshares, Inc.	1,422	42,020
Metro Bancorp, Inc.*	3,799	48,133
MetroCorp Bancshares, Inc.*	3,972	42,064
Middleburg Financial Corp.	902	16,020
MidSouth Bancorp, Inc.	7,594	122,947
MidWestOne Financial Group, Inc.	1,388	29,898
National Bankshares, Inc./Virginia	2,318	76,958
National Penn Bancshares, Inc.	59,547	542,473
NBT Bancorp, Inc.	16,531	364,839
Northrim BanCorp, Inc.	1,377	27,733
Old National Bancorp/Indiana	48,387	658,547
OmniAmerican Bancorp, Inc.*	4,756	108,104
Oriental Financial Group, Inc.	22,119	232,692
Pacific Capital Bancorp*	2,702	124,022
Pacific Continental Corp.	5,481	48,945
Pacific Mercantile Bancorp*	1,948	12,740
PacWest Bancorp	13,904	324,937
Park National Corp.	5,501	385,180
Park Sterling Corp.*	10,904	53,866
Peapack-Gladstone Financial Corp.	2,094	34,216
Penns Woods Bancorp, Inc.	1,864	82,631
Peoples Bancorp, Inc./Ohio	3,851	88,149
Pinnacle Financial Partners, Inc.*	14,517	280,468
Preferred Bank/California*	2,519	35,719
PrivateBancorp, Inc.	27,182	434,640
Prosperity Bancshares, Inc.	22,473	957,799
Renasant Corp.	12,156	238,318
Republic Bancorp, Inc./Kentucky, Class A	7,044	154,616
S&T Bancorp, Inc.	12,971	228,419
Sandy Spring Bancorp, Inc.	10,322	198,699
SCBT Financial Corp.	8,873	357,404
Seacoast Banking Corp. of Florida*	18,194	28,928
Sierra Bancorp	9,454	115,906
Simmons First National Corp., Class A	8,202	199,760
Southside Bancshares, Inc.	7,353	160,369
Southwest Bancorp, Inc./Oklahoma*	11,575	125,589
State Bank Financial Corp.	15,747	259,668
StellarOne Corp.	10,977	144,457
Sterling Bancorp/New York	17,606	174,652
Sterling Financial Corp./Washington	13,354	297,394
Suffolk Bancorp*	4,828	70,778
Sun Bancorp, Inc./New Jersey*	14,503	48,875
Susquehanna Bancshares, Inc.	83,953	878,148
SY Bancorp, Inc.	5,880	139,121
Taylor Capital Group, Inc.*	9,016	154,354
Texas Capital Bancshares, Inc.*	18,170	903,231
Tompkins Financial Corp.	4,150	168,158
TowneBank/Virginia	11,071	169,718
Trico Bancshares	5,263	86,997
Trustmark Corp.	28,819	701,454
UMB Financial Corp.	14,902	725,429
Umpqua Holdings Corp.	55,217	711,747
Union First Market Bankshares Corp.	9,887	153,842
United Bankshares, Inc./West Virginia	23,054	574,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
United Community Banks, Inc./Georgia*	19,150	$160,669
Univest Corp. of Pennsylvania	8,146	146,628
Virginia Commerce Bancorp, Inc.*	18,236	159,565
Washington Banking Co.	4,495	63,694
Washington Trust Bancorp, Inc.	6,427	168,837
Webster Financial Corp.	34,883	826,727
WesBanco, Inc.	9,905	205,133
West Bancorp, Inc.	3,643	43,898
West Coast Bancorp/Oregon*	8,653	194,866
Westamerica BanCorp	13,969	657,241
Western Alliance Bancorp*	29,519	301,094
Wilshire Bancorp, Inc.*	29,171	183,777
Wintrust Financial Corp.	16,862	633,505

		36,283,562

Consumer Finance (0.3%)
Cash America International, Inc.	14,715	567,558
Credit Acceptance Corp.*	3,592	307,152
DFC Global Corp.*	21,844	374,625
EZCORP, Inc., Class A*	23,623	541,675
First Cash Financial Services, Inc.*	15,067	693,233
First Marblehead Corp.*	13,932	14,629
Green Dot Corp., Class A*	11,122	136,022
Nelnet, Inc., Class A	11,669	277,022
Netspend Holdings, Inc.*	17,413	171,170
Nicholas Financial, Inc.	2,817	36,367
Regional Management Corp.*	1,545	26,651
World Acceptance Corp.*	4,970	335,226

		3,481,330

Diversified Financial Services (0.2%)
California First National Bancorp	2,144	39,535
Gain Capital Holdings, Inc.	4,013	19,784
MarketAxess Holdings, Inc.	16,943	535,399
Marlin Business Services Corp.	3,115	66,069
MicroFinancial, Inc.	1,883	17,229
NewStar Financial, Inc.*	12,852	154,096
PHH Corp.*	25,611	521,184
PICO Holdings, Inc.*	10,984	250,655
Resource America, Inc., Class A	2,169	14,836

		1,618,787

Insurance (1.3%)
Alterra Capital Holdings Ltd.	40,658	973,353
American Equity Investment Life Holding Co.	28,587	332,467
American Safety Insurance Holdings Ltd.*	3,313	61,920
AMERISAFE, Inc.*	8,915	241,953
Amtrust Financial Services, Inc.	13,290	340,495
Argo Group International Holdings Ltd.	13,456	435,840
Baldwin & Lyons, Inc., Class B	5,349	127,895
Citizens, Inc./Texas*	18,500	194,065
CNO Financial Group, Inc.	107,875	1,040,994
Crawford & Co., Class B	7,569	37,921
Donegal Group, Inc., Class A	8,360	117,374
Eastern Insurance Holdings, Inc.	1,403	23,528
eHealth, Inc.*	8,909	167,222
EMC Insurance Group, Inc.	5,505	115,605
Employers Holdings, Inc.	18,180	333,239
Enstar Group Ltd.*	3,662	364,918
FBL Financial Group, Inc., Class A	4,784	158,829
First American Financial Corp.	51,143	1,108,269
Flagstone Reinsurance Holdings S.A.	24,202	207,895
Fortegra Financial Corp.*	1,687	13,378
Global Indemnity plc*	6,072	132,855
Greenlight Capital Reinsurance Ltd., Class A*	13,541	335,140
Hallmark Financial Services*	9,729	79,194
Hilltop Holdings, Inc.*	16,997	216,032
Homeowners Choice, Inc.	4,303	101,121
Horace Mann Educators Corp.	19,136	346,553
Independence Holding Co.	1,995	20,090
Infinity Property & Casualty Corp.	6,082	367,292
Investors Title Co.	309	20,159
Kansas City Life Insurance Co.	3,732	143,794
Maiden Holdings Ltd.	20,808	184,983
Meadowbrook Insurance Group, Inc.	25,365	195,057
Montpelier Reinsurance Holdings Ltd.	23,160	512,531
National Financial Partners Corp.*	20,219	341,701
National Interstate Corp.	5,604	144,583
National Western Life Insurance Co., Class A	1,058	151,559
Navigators Group, Inc.*	5,539	272,657
OneBeacon Insurance Group Ltd., Class A	10,453	140,488
Phoenix Cos., Inc.*	3,000	92,010
Platinum Underwriters Holdings Ltd.	16,610	678,851
Presidential Life Corp.	12,308	171,450
Primerica, Inc.	21,780	623,779
RLI Corp.	9,442	629,404
Safety Insurance Group, Inc.	5,573	255,689
SeaBright Holdings, Inc.	13,858	152,438
Selective Insurance Group, Inc.	25,734	488,689
State Auto Financial Corp.	10,123	165,916
Stewart Information Services Corp.	6,923	139,429
Symetra Financial Corp.	35,758	439,823
Tower Group, Inc.	18,415	357,067
United Fire Group, Inc.	10,412	261,549
Universal Insurance Holdings, Inc.	21,213	81,670

		14,640,713

Real Estate Investment Trusts (REITs) (3.8%)
Acadia Realty Trust (REIT)	21,134	524,546
AG Mortgage Investment Trust, Inc. (REIT)	9,256	223,347
Agree Realty Corp. (REIT)	7,959	202,875
Alexander’s, Inc. (REIT)	1,011	432,192
American Assets Trust, Inc. (REIT)	16,319	437,186
American Capital Mortgage Investment Corp. (REIT)	17,303	434,824
American Realty Capital Trust, Inc. (REIT)	73,961	867,563
AmREIT, Inc. (REIT), Class B	776	11,500
Anworth Mortgage Asset Corp. (REIT)	61,892	420,866
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,205	142,275
Apollo Residential Mortgage, Inc. (REIT)	10,718	236,225
Ares Commercial Real Estate Corp. (REIT)	2,461	41,985
ARMOUR Residential REIT, Inc. (REIT)	123,739	947,841
Ashford Hospitality Trust, Inc. (REIT)	24,365	204,666
Associated Estates Realty Corp. (REIT)	21,857	331,352
Campus Crest Communities, Inc. (REIT)	17,931	193,655
CapLease, Inc. (REIT)	35,275	182,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Capstead Mortgage Corp. (REIT)	44,426	$599,307
Cedar Realty Trust, Inc. (REIT)	27,845	147,022
Chatham Lodging Trust (REIT)	8,656	120,145
Chesapeake Lodging Trust (REIT)	15,526	308,502
Colonial Properties Trust (REIT)	43,160	908,518
Colony Financial, Inc. (REIT)	18,220	354,926
Coresite Realty Corp. (REIT)	10,797	290,871
Cousins Properties, Inc. (REIT)	42,520	337,609
CreXus Investment Corp. (REIT)	29,095	314,517
CubeSmart (REIT)	57,010	733,719
CYS Investments, Inc. (REIT)	78,792	1,110,179
DCT Industrial Trust, Inc. (REIT)	119,826	775,274
DiamondRock Hospitality Co. (REIT)	87,576	843,357
DuPont Fabros Technology, Inc. (REIT)	30,122	760,580
Dynex Capital, Inc. (REIT)	22,157	238,188
EastGroup Properties, Inc. (REIT)	13,211	702,825
Education Realty Trust, Inc. (REIT)	46,357	505,291
Entertainment Properties Trust (REIT)	21,260	944,582
Equity One, Inc. (REIT)	27,398	577,002
Excel Trust, Inc. (REIT)	14,649	167,292
FelCor Lodging Trust, Inc. (REIT)*	55,417	262,677
First Industrial Realty Trust, Inc. (REIT)*	42,276	555,507
First Potomac Realty Trust (REIT)	24,471	315,186
Franklin Street Properties Corp. (REIT)	33,600	371,952
Getty Realty Corp. (REIT)	13,062	234,463
Gladstone Commercial Corp. (REIT)	3,982	72,711
Glimcher Realty Trust (REIT)	63,066	666,608
Government Properties Income Trust (REIT)	18,623	435,778
Gramercy Capital Corp./New York (REIT)*	13,537	40,746
Gyrodyne Co. of America, Inc. (REIT)*	380	41,279
Healthcare Realty Trust, Inc. (REIT)	37,987	875,600
Hersha Hospitality Trust (REIT)	73,381	359,567
Highwoods Properties, Inc. (REIT)#	33,964	1,107,906
Hudson Pacific Properties, Inc. (REIT)	17,619	325,952
Inland Real Estate Corp. (REIT)	36,162	298,337
Invesco Mortgage Capital, Inc. (REIT)	52,872	1,064,313
Investors Real Estate Trust (REIT)	40,434	334,389
iStar Financial, Inc. (REIT)*	44,094	365,098
Kite Realty Group Trust (REIT)	35,434	180,713
LaSalle Hotel Properties (REIT)	39,386	1,051,212
Lexington Realty Trust (REIT)	54,464	526,122
LTC Properties, Inc. (REIT)	15,260	486,031
Medical Properties Trust, Inc. (REIT)	63,906	667,818
Mission West Properties, Inc. (REIT)	6,942	60,395
Monmouth Real Estate Investment Corp. (REIT), Class A	16,373	183,214
National Health Investors, Inc. (REIT)	11,970	615,737
New York Mortgage Trust, Inc. (REIT)	16,675	117,559
NorthStar Realty Finance Corp. (REIT)	56,962	362,278
Omega Healthcare Investors, Inc. (REIT)	49,780	1,131,499
One Liberty Properties, Inc. (REIT)	8,702	162,292
Parkway Properties, Inc./Maryland (REIT)	11,206	149,824
Pebblebrook Hotel Trust (REIT)	25,444	595,135
Pennsylvania Real Estate Investment Trust (REIT)	25,841	409,838
PennyMac Mortgage Investment Trust (REIT)	19,305	451,158
Potlatch Corp. (REIT)	19,542	730,285
PS Business Parks, Inc. (REIT)	8,582	573,449
RAIT Financial Trust (REIT)	25,201	132,305
Ramco-Gershenson Properties Trust (REIT)	20,557	257,579
Redwood Trust, Inc. (REIT)	36,738	531,231
Resource Capital Corp. (REIT)	41,998	246,948
Retail Opportunity Investments Corp. (REIT)	22,099	284,414
RLJ Lodging Trust (REIT)	49,658	939,033
Rouse Properties, Inc. (REIT)	11,254	161,495
Sabra Health Care REIT, Inc. (REIT)	17,107	342,311
Saul Centers, Inc. (REIT)	3,529	156,688
Select Income REIT (REIT)	5,696	140,236
Sovran Self Storage, Inc. (REIT)	13,781	797,231
STAG Industrial, Inc. (REIT)	14,917	242,550
Strategic Hotels & Resorts, Inc. (REIT)*	89,116	535,587
Summit Hotel Properties, Inc. (REIT)	19,615	167,512
Sun Communities, Inc. (REIT)	12,864	567,560
Sunstone Hotel Investors, Inc. (REIT)*	60,462	665,082
Terreno Realty Corp. (REIT)	4,859	76,772
Two Harbors Investment Corp. (REIT)	131,339	1,543,233
UMH Properties, Inc. (REIT)	10,408	124,584
Universal Health Realty Income Trust (REIT)	5,040	231,739
Urstadt Biddle Properties, Inc. (REIT), Class A	11,422	231,067
Washington Real Estate Investment Trust (REIT)	31,862	854,539
Western Asset Mortgage Capital Corp. (REIT)	5,393	119,725
Whitestone REIT (REIT)	7,820	103,224
Winthrop Realty Trust (REIT)	13,862	149,432

		42,359,681

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	8,040	119,314
Consolidated-Tomoka Land Co.	2,811	92,454
Forestar Group, Inc.*	17,343	288,934
Kennedy-Wilson Holdings, Inc.	20,113	280,979
Tejon Ranch Co.*	6,280	188,651
Thomas Properties Group, Inc.	7,675	44,668
Zillow, Inc., Class A*	3,528	148,811

		1,163,811

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	40,022	395,417
Bank Mutual Corp.	21,986	100,036
BankFinancial Corp.	5,442	47,835
Beneficial Mutual Bancorp, Inc.*	16,177	154,652
Berkshire Hills Bancorp, Inc.	10,713	245,113
BofI Holding, Inc.*	4,096	106,701
Brookline Bancorp, Inc.	37,853	333,864
Cape Bancorp, Inc.*	2,687	25,150
Charter Financial Corp./Georgia	1,497	14,596
Clifton Savings Bancorp, Inc.	8,479	93,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Dime Community Bancshares, Inc.	14,999	$216,586
Doral Financial Corp.*	42,791	40,254
ESB Financial Corp.	3,120	43,555
ESSA Bancorp, Inc.	7,280	75,639
EverBank Financial Corp.	12,439	171,285
Farmer Mac, Class C	3,928	101,107
First Defiance Financial Corp.	2,911	50,244
First Federal Bancshares of Arkansas, Inc.*	517	5,051
First Financial Holdings, Inc.	5,004	65,002
First Financial Northwest, Inc.*	3,117	25,092
First PacTrust Bancorp, Inc.	2,525	31,588
Flushing Financial Corp.	14,023	221,563
Fox Chase Bancorp, Inc.	9,370	146,359
Franklin Financial Corp./Virginia*	5,713	97,464
Heritage Financial Group, Inc.	1,643	21,589
Hingham Institution for Savings	271	17,461
Home Bancorp, Inc.*	1,425	25,636
Home Federal Bancorp, Inc./Idaho	8,797	99,582
Home Loan Servicing Solutions Ltd.	9,657	157,119
HomeStreet, Inc.*	1,550	58,993
Kaiser Federal Financial Group, Inc.	1,905	28,746
Kearny Financial Corp.	11,743	114,377
Meridian Interstate Bancorp, Inc.*	4,480	73,920
MGIC Investment Corp.*	93,589	143,191
NASB Financial, Inc.*	817	20,294
Nationstar Mortgage Holdings, Inc.*	8,901	295,335
Northfield Bancorp, Inc./New Jersey	8,365	134,007
Northwest Bancshares, Inc.	45,772	559,792
OceanFirst Financial Corp.	6,795	99,683
Ocwen Financial Corp.*	49,992	1,370,281
Oritani Financial Corp.	24,092	362,585
Peoples Federal Bancshares, Inc.	1,176	20,321
Provident Financial Holdings, Inc.	2,224	31,603
Provident Financial Services, Inc.	28,842	455,415
Provident New York Bancorp	22,313	209,965
Radian Group, Inc.	64,787	281,176
Rockville Financial, Inc.	16,104	197,274
Roma Financial Corp.	10,371	92,302
SI Financial Group, Inc.	2,080	24,378
Territorial Bancorp, Inc.	4,540	104,193
Tree.com, Inc.*	1,736	27,203
TrustCo Bank Corp./New York	46,378	265,282
United Financial Bancorp, Inc.	6,852	99,148
ViewPoint Financial Group, Inc.	14,782	283,371
Walker & Dunlop, Inc.*	8,716	133,965
Waterstone Financial, Inc.*	1,567	8,133
Westfield Financial, Inc.	14,805	110,889
WSFS Financial Corp.	3,508	144,810

		8,879,441

Total Financials		121,567,149

Health Care (6.8%)
Biotechnology (2.0%)
Achillion Pharmaceuticals, Inc.*	25,680	267,329
Acorda Therapeutics, Inc.*	18,772	480,751
Aegerion Pharmaceuticals, Inc.*	12,831	190,155
Affymax, Inc.*	16,256	342,351
Agenus, Inc.*	5,082	23,428
Alkermes plc*	56,749	1,177,542
Alnylam Pharmaceuticals, Inc.*	21,419	402,463
AMAG Pharmaceuticals, Inc.*	9,104	161,505
Amicus Therapeutics, Inc.*	10,805	56,186
Anacor Pharmaceuticals, Inc.*	3,085	20,299
Arena Pharmaceuticals, Inc.*	95,536	794,860
ArQule, Inc.*	27,590	140,985
Array BioPharma, Inc.*	41,024	240,401
Astex Pharmaceuticals*	38,359	117,762
AVEO Pharmaceuticals, Inc.*	18,755	195,240
BioCryst Pharmaceuticals, Inc.*	12,677	53,750
Biospecifics Technologies Corp.*	2,089	40,568
Biotime, Inc.*	17,865	75,033
Celldex Therapeutics, Inc.*	27,517	173,357
Cepheid, Inc.*	30,374	1,048,207
ChemoCentryx, Inc.*	5,869	68,256
Clovis Oncology, Inc.*	6,527	133,477
Codexis, Inc.*	14,931	45,241
Coronado Biosciences, Inc.*	3,563	18,528
Cubist Pharmaceuticals, Inc.*	29,365	1,400,123
Curis, Inc.*	35,832	148,344
Cytori Therapeutics, Inc.*	31,943	140,869
Dendreon Corp.*	71,560	345,635
Discovery Laboratories, Inc.*	9,065	29,733
Durata Therapeutics, Inc.*	1,521	14,297
DUSA Pharmaceuticals, Inc.*	4,577	31,078
Dyax Corp.*	54,727	142,290
Dynavax Technologies Corp.*	80,556	383,447
Emergent Biosolutions, Inc.*	11,017	156,552
Enzon Pharmaceuticals, Inc.*	15,711	109,349
Exact Sciences Corp.*	30,789	338,987
Exelixis, Inc.*	73,175	352,703
Genomic Health, Inc.*	9,746	338,089
Geron Corp.*	57,584	97,893
GTx, Inc.*	7,096	32,500
Halozyme Therapeutics, Inc.*	37,241	281,542
Hyperion Therapeutics, Inc.*	598	6,357
Idenix Pharmaceuticals, Inc.*	34,289	156,701
ImmunoCellular Therapeutics Ltd.*	8,278	23,261
Immunogen, Inc.*	39,479	576,393
Immunomedics, Inc.*	38,388	134,742
Infinity Pharmaceuticals, Inc.*	11,202	263,807
InterMune, Inc.*	29,004	260,166
Ironwood Pharmaceuticals, Inc.*	34,949	446,648
Isis Pharmaceuticals, Inc.*	49,824	701,024
Keryx Biopharmaceuticals, Inc.*	16,215	45,726
Lexicon Pharmaceuticals, Inc.*	91,861	213,118
Ligand Pharmaceuticals, Inc., Class B*	9,612	164,846
MannKind Corp.*	75,649	217,869
Maxygen, Inc.	5,962	15,740
Merrimack Pharmaceuticals, Inc.*	15,167	142,266
Momenta Pharmaceuticals, Inc.*	20,530	299,122
Neurocrine Biosciences, Inc.*	27,424	218,844
NewLink Genetics Corp.*	8,096	131,398
Novavax, Inc.*	60,200	130,032
NPS Pharmaceuticals, Inc.*	43,080	398,490
OncoGenex Pharmaceutical, Inc.*	3,749	53,123
Oncothyreon, Inc.*	20,335	104,522
Opko Health, Inc.*	53,719	224,545
Orexigen Therapeutics, Inc.*	41,102	234,692
Osiris Therapeutics, Inc.*	13,795	152,435
PDL BioPharma, Inc.	62,858	483,378
Pharmacyclics, Inc.*	25,274	1,630,173
Progenics Pharmaceuticals, Inc.*	17,650	50,656
Raptor Pharmaceutical Corp.*	21,594	120,063
Repligen Corp.*	6,439	38,376
Rigel Pharmaceuticals, Inc.*	34,852	357,233
Sangamo BioSciences, Inc.*	23,168	140,861
Seattle Genetics, Inc.*	45,484	1,225,794
SIGA Technologies, Inc.*	14,137	45,238
Spectrum Pharmaceuticals, Inc.*	29,407	344,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sunesis Pharmaceuticals, Inc.*	5,874	$33,188
Synageva BioPharma Corp.*	4,529	241,984
Synergy Pharmaceuticals, Inc.*	25,603	122,382
Synta Pharmaceuticals Corp.*	22,915	174,612
Targacept, Inc.*	10,056	49,174
Tesaro, Inc.*	856	12,181
Theravance, Inc.*	28,113	728,408
Threshold Pharmaceuticals, Inc.*	22,129	160,214
Trius Therapeutics, Inc.*	7,278	42,431
Vanda Pharmaceuticals, Inc.*	18,641	75,123
Verastem, Inc.*	1,362	12,789
Vical, Inc.*	42,209	182,343
XOMA Corp.*	22,089	81,508
ZIOPHARM Oncology, Inc.*	28,550	155,598

		22,434,741

Health Care Equipment & Supplies (1.7%)
Abaxis, Inc.*	10,083	362,181
ABIOMED, Inc.*	15,161	318,229
Accuray, Inc.*	31,404	222,340
Align Technology, Inc.*	33,256	1,229,474
Alphatec Holdings, Inc.*	37,892	62,522
Analogic Corp.	6,066	474,179
AngioDynamics, Inc.*	10,659	130,040
Anika Therapeutics, Inc.*	2,408	36,168
Antares Pharma, Inc.*	48,110	209,760
ArthroCare Corp.*	12,546	406,490
AtriCure, Inc.*	3,151	23,444
Atrion Corp.	731	161,917
Cantel Medical Corp.	8,726	236,300
Cardiovascular Systems, Inc.*	3,520	40,691
Cerus Corp.*	11,763	39,994
Conceptus, Inc.*	12,823	260,435
CONMED Corp.	14,150	403,275
CryoLife, Inc.	5,907	39,695
Cyberonics, Inc.*	12,971	679,940
Cynosure, Inc., Class A*	3,898	102,829
Derma Sciences, Inc.*	1,763	18,300
DexCom, Inc.*	30,781	462,639
Endologix, Inc.*	25,717	355,409
EnteroMedics, Inc.*	5,252	19,170
Exactech, Inc.*	4,911	87,563
Globus Medical, Inc., Class A*	1,942	35,014
Greatbatch, Inc.*	10,156	247,096
Haemonetics Corp.*	11,388	913,318
Hansen Medical, Inc.*	11,726	22,866
HeartWare International, Inc.*	6,437	608,232
ICU Medical, Inc.*	5,835	352,901
Insulet Corp.*	23,401	504,994
Integra LifeSciences Holdings Corp.*	9,361	384,737
Invacare Corp.	14,000	197,960
IRIS International, Inc.*	9,304	181,614
MAKO Surgical Corp.*	15,983	278,264
Masimo Corp.*	24,940	603,049
Meridian Bioscience, Inc.	19,180	367,872
Merit Medical Systems, Inc.*	18,099	270,218
Natus Medical, Inc.*	13,303	173,870
Navidea Biopharmaceuticals, Inc.*	45,211	124,330
Neogen Corp.*	10,532	449,716
NuVasive, Inc.*	19,553	447,959
NxStage Medical, Inc.*	23,335	308,255
OraSure Technologies, Inc.*	25,668	285,428
Orthofix International N.V.*	8,493	380,062
Palomar Medical Technologies, Inc.*	4,112	38,817
PhotoMedex, Inc.*	9,226	129,718
Quidel Corp.*	12,740	241,168
Rochester Medical Corp.*	2,020	23,856
Rockwell Medical Technologies, Inc.*	11,385	93,016
RTI Biologics, Inc.*	14,526	60,574
Solta Medical, Inc.*	13,913	43,687
Spectranetics Corp.*	15,137	223,271
STAAR Surgical Co.*	17,268	130,546
STERIS Corp.	26,438	937,756
SurModics, Inc.*	7,676	155,209
Symmetry Medical, Inc.*	16,153	159,753
Tornier N.V.*	7,383	139,908
Unilife Corp.*	34,760	108,451
Utah Medical Products, Inc.	585	19,884
Vascular Solutions, Inc.*	7,110	105,299
Volcano Corp.*	24,753	707,193
West Pharmaceutical Services, Inc.	16,808	892,001
Wright Medical Group, Inc.*	19,038	420,930
Young Innovations, Inc.	4,349	170,046
Zeltiq Aesthetics, Inc.*	3,488	19,672

		18,341,494

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc.*	10,642	253,812
Accretive Health, Inc.*	23,446	261,657
Air Methods Corp.*	5,983	714,191
Almost Family, Inc.*	2,194	46,688
Amedisys, Inc.*	16,665	230,144
AMN Healthcare Services, Inc.*	23,781	239,237
Amsurg Corp.*	15,701	445,594
Assisted Living Concepts, Inc., Class A	9,181	70,051
Bio-Reference Labs, Inc.*	10,318	294,888
BioScrip, Inc.*	17,951	163,534
Capital Senior Living Corp.*	14,194	205,387
Centene Corp.*	24,549	918,378
Chemed Corp.	9,954	689,713
Chindex International, Inc.*	8,314	85,884
Corvel Corp.*	4,041	180,835
Cross Country Healthcare, Inc.*	5,910	27,895
Emeritus Corp.*	15,275	319,858
Ensign Group, Inc.	8,304	254,144
ExamWorks Group, Inc.*	13,570	202,464
Five Star Quality Care, Inc.*	21,644	110,601
Gentiva Health Services, Inc.*	12,933	146,402
Hanger, Inc.*	16,895	482,014
HealthSouth Corp.*	46,084	1,108,781
Healthways, Inc.*	16,195	189,643
HMS Holdings Corp.*	40,789	1,363,576
IPC The Hospitalist Co., Inc.*	7,826	357,648
Kindred Healthcare, Inc.*	25,052	285,092
Landauer, Inc.	4,510	269,337
LHC Group, Inc.*	8,004	147,834
Magellan Health Services, Inc.*	12,854	663,395
Metropolitan Health Networks, Inc.*	19,595	183,017
Molina Healthcare, Inc.*	12,664	318,500
MWI Veterinary Supply, Inc.*	5,794	618,104
National Healthcare Corp.	4,652	222,086
National Research Corp.	2,144	107,779
Owens & Minor, Inc.#	28,831	861,470
PDI, Inc.*	1,949	15,534
PharMerica Corp.*	11,904	150,705
Providence Service Corp.*	6,619	85,981
PSS World Medical, Inc.*	25,503	580,958
Select Medical Holdings Corp.*	19,812	222,489
Skilled Healthcare Group, Inc., Class A*	14,022	90,161
Sun Healthcare Group, Inc.*	11,812	99,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sunrise Senior Living, Inc.*	27,106	$386,803
Team Health Holdings, Inc.*	13,651	370,352
Triple-S Management Corp., Class B*	9,764	204,068
U.S. Physical Therapy, Inc.	7,374	203,744
Universal American Corp.*	15,518	143,386
Vanguard Health Systems, Inc.*	21,657	267,897
WellCare Health Plans, Inc.*	19,388	1,096,391

		16,958,091

Health Care Technology (0.4%)
athenahealth, Inc.*	16,604	1,523,749
Computer Programs & Systems, Inc.	5,066	281,416
Epocrates, Inc.*	8,350	97,277
Greenway Medical Technologies*	9,372	160,261
HealthStream, Inc.*	8,482	241,398
MedAssets, Inc.*	27,130	482,914
Medidata Solutions, Inc.*	10,437	433,135
Mediware Information Systems*	700	15,337
Merge Healthcare, Inc.*	29,625	113,464
Omnicell, Inc.*	14,024	194,934
Quality Systems, Inc.	17,738	329,040
Vocera Communications, Inc.*	4,881	150,872

		4,023,797

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	31,187	135,040
BG Medicine, Inc.*	2,174	8,000
Cambrex Corp.*	12,428	145,780
Fluidigm Corp.*	12,227	207,859
Furiex Pharmaceuticals, Inc.*	1,616	30,833
Harvard Bioscience, Inc.*	5,497	23,252
Luminex Corp.*	19,144	372,159
Pacific Biosciences of California, Inc.*	13,506	24,716
PAREXEL International Corp.*	27,727	852,883
Sequenom, Inc.*	52,067	183,797

		1,984,319

Pharmaceuticals (1.0%)
Acura Pharmaceuticals, Inc.*	19,766	34,393
Akorn, Inc.*	28,113	371,654
Ampio Pharmaceuticals, Inc.*	5,415	21,119
Auxilium Pharmaceuticals, Inc.*	21,944	536,750
AVANIR Pharmaceuticals, Inc., Class A*	59,196	189,427
BioDelivery Sciences International, Inc.*	4,309	27,233
Cadence Pharmaceuticals, Inc.*	30,420	119,246
Cempra, Inc.*	911	6,787
Corcept Therapeutics, Inc.*	25,569	71,338
Cornerstone Therapeutics, Inc.*	7,956	40,814
Cumberland Pharmaceuticals, Inc.*	2,118	13,682
Depomed, Inc.*	26,953	159,292
Endocyte, Inc.*	14,440	143,967
Hi-Tech Pharmacal Co., Inc.*	4,612	152,703
Horizon Pharma, Inc.*	7,075	24,550
Impax Laboratories, Inc.*	32,930	854,863
Jazz Pharmaceuticals plc*	19,215	1,095,447
Lannett Co., Inc.*	8,245	39,823
MAP Pharmaceuticals, Inc.*	14,557	226,653
Medicines Co.*	26,223	676,816
Medicis Pharmaceutical Corp., Class A	26,709	1,155,698
Nektar Therapeutics*	55,879	596,788
Obagi Medical Products, Inc.*	7,537	93,534
Omeros Corp.*	11,913	111,982
Optimer Pharmaceuticals, Inc.*	20,852	294,430
Pacira Pharmaceuticals, Inc.*	11,328	197,107
Pain Therapeutics, Inc.*	14,570	73,579
Par Pharmaceutical Cos., Inc.*	17,480	873,650
Pernix Therapeutics Holdings*	1,670	12,442
Pozen, Inc.*	9,910	65,703
Questcor Pharmaceuticals, Inc.*	25,044	463,314
Repros Therapeutics, Inc.*	3,015	45,918
Sagent Pharmaceuticals, Inc.*	8,473	135,144
Santarus, Inc.*	25,338	225,001
Sciclone Pharmaceuticals, Inc.*	27,136	150,605
Sucampo Pharmaceuticals, Inc., Class A*	16,825	84,630
Supernus Pharmaceuticals, Inc.*	1,330	15,362
Transcept Pharmaceuticals, Inc.*	2,638	14,008
Ventrus Biosciences, Inc.*	2,658	9,516
ViroPharma, Inc.*	32,264	975,018
Vivus, Inc.*	45,136	804,324
XenoPort, Inc.*	24,759	283,738
Zogenix, Inc.*	15,304	40,709

		11,528,757

Total Health Care		75,271,199

Industrials (7.5%)
Aerospace & Defense (0.8%)
AAR Corp.	19,007	312,095
Aerovironment, Inc.*	7,836	183,911
American Science & Engineering, Inc.	3,766	247,087
API Technologies Corp.*	6,284	18,035
Astronics Corp.*	5,174	159,359
Ceradyne, Inc.	12,105	295,725
CPI Aerostructures, Inc.*	1,349	14,623
Cubic Corp.	7,393	370,094
Curtiss-Wright Corp.	20,698	676,825
DigitalGlobe, Inc.*	17,767	362,269
Esterline Technologies Corp.*	13,696	768,893
GenCorp, Inc.*	26,717	253,544
GeoEye, Inc.*	8,837	233,562
HEICO Corp.	24,078	931,578
Hexcel Corp.*	45,325	1,088,707
KEYW Holding Corp.*	11,701	146,263
Kratos Defense & Security Solutions, Inc.*	19,567	114,271
LMI Aerospace, Inc.*	2,184	44,641
Moog, Inc., Class A*	22,142	838,518
National Presto Industries, Inc.	2,138	155,817
Orbital Sciences Corp.*	28,481	414,683
SIFCO Industries, Inc.	409	7,444
Sypris Solutions, Inc.	2,004	14,309
Taser International, Inc.*	26,179	157,859
Teledyne Technologies, Inc.*	17,119	1,085,173

		8,895,285

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	33,242	146,265
Atlas Air Worldwide Holdings, Inc.*	13,115	677,127
Echo Global Logistics, Inc.*	6,990	119,879
Forward Air Corp.	13,056	397,033
Hub Group, Inc., Class A*	17,724	526,048
Pacer International, Inc.*	14,906	59,326
Park-Ohio Holdings Corp.*	2,774	60,113
XPO Logistics, Inc.*	8,422	103,085

		2,088,876

Airlines (0.3%)
Alaska Air Group, Inc.*	32,787	1,149,512
Allegiant Travel Co.*	6,510	412,474
Hawaiian Holdings, Inc.*	20,165	112,722
JetBlue Airways Corp.*	116,634	558,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Airways Holdings, Inc.*	12,890	$59,681
SkyWest, Inc.	24,518	253,271
Spirit Airlines, Inc.*	19,194	327,833
U.S. Airways Group, Inc.*	77,395	809,552

		3,683,722

Building Products (0.4%)
A.O. Smith Corp.	18,099	1,041,417
AAON, Inc.	7,980	157,126
Ameresco, Inc., Class A*	8,324	98,306
American Woodmark Corp.*	6,532	130,444
Apogee Enterprises, Inc.	11,321	222,118
Builders FirstSource, Inc.*	21,976	114,055
Gibraltar Industries, Inc.*	13,683	175,416
Griffon Corp.	20,897	215,239
Insteel Industries, Inc.	8,803	103,259
NCI Building Systems, Inc.*	8,602	86,278
Nortek, Inc.*	3,518	192,540
Patrick Industries, Inc.*	816	12,624
PGT, Inc.*	3,731	12,238
Quanex Building Products Corp.	16,611	312,951
Simpson Manufacturing Co., Inc.	19,264	551,336
Trex Co., Inc.*	7,301	249,110
Universal Forest Products, Inc.	8,320	345,613
USG Corp.*	36,181	794,173

		4,814,243

Commercial Services & Supplies (1.2%)
A.T. Cross Co., Class A*	2,027	20,209
ABM Industries, Inc.	24,654	466,700
ACCO Brands Corp.*	50,292	326,395
Acorn Energy, Inc.	3,735	33,316
American Reprographics Co.*	8,787	37,520
Asset Acceptance Capital Corp.*	4,223	31,504
Asta Funding, Inc.	1,952	18,329
Brink’s Co.	23,795	611,294
Casella Waste Systems, Inc., Class A*	6,188	26,485
CECO Environmental Corp.	1,349	13,180
Cenveo, Inc.*	16,764	38,390
CompX International, Inc.	205	3,112
Consolidated Graphics, Inc.*	5,235	136,581
Courier Corp.	6,552	80,065
Deluxe Corp.	23,988	733,073
Encore Capital Group, Inc.*	10,183	287,772
EnergySolutions, Inc.*	38,660	105,542
EnerNOC, Inc.*	14,171	183,940
Ennis, Inc.	10,776	176,834
G&K Services, Inc., Class A	9,369	293,343
GEO Group, Inc.	29,672	821,024
Healthcare Services Group, Inc.	30,373	694,631
Heritage-Crystal Clean, Inc.*	7,506	148,994
Herman Miller, Inc.	28,753	558,958
HNI Corp.	21,189	540,531
InnerWorkings, Inc.*	14,167	184,454
Interface, Inc.	26,275	347,093
Intersections, Inc.	2,948	31,072
Kimball International, Inc., Class B	16,375	200,103
Knoll, Inc.	23,910	333,545
McGrath RentCorp.	11,655	304,079
Metalico, Inc.*	17,649	45,181
Mine Safety Appliances Co.	12,849	478,882
Mobile Mini, Inc.*	20,647	345,011
Multi-Color Corp.	8,137	188,453
NL Industries, Inc.	6,219	71,456
Performant Financial Corp.*	1,742	18,587
Portfolio Recovery Associates, Inc.*	8,562	894,130
Quad/Graphics, Inc.	10,969	186,034
Schawk, Inc.	7,283	95,043
Standard Parking Corp.*	8,915	199,963
Steelcase, Inc., Class A	36,616	360,668
Swisher Hygiene, Inc.*	72,265	99,726
Sykes Enterprises, Inc.*	19,820	266,381
Team, Inc.*	9,372	298,498
Tetra Tech, Inc.#*	28,168	739,692
TMS International Corp., Class A*	14,086	139,451
TRC Cos., Inc.*	3,338	25,102
U.S. Ecology, Inc.	8,047	173,654
UniFirst Corp.	6,649	444,087
United Stationers, Inc.	19,132	497,815
Viad Corp.	8,745	182,421

		13,538,303

Construction & Engineering (0.4%)
Aegion Corp.*	18,031	345,474
Argan, Inc.	2,282	39,821
Comfort Systems USA, Inc.	16,535	180,728
Dycom Industries, Inc.*	17,830	256,395
EMCOR Group, Inc.	31,860	909,284
Furmanite Corp.*	8,121	46,127
Granite Construction, Inc.	19,209	551,682
Great Lakes Dredge & Dock Corp.	26,872	206,914
Layne Christensen Co.*	9,616	188,570
MasTec, Inc.*	27,853	548,704
Michael Baker Corp.*	1,989	47,458
MYR Group, Inc.*	9,872	196,946
Northwest Pipe Co.*	2,318	57,139
Orion Marine Group, Inc.*	7,058	52,441
Pike Electric Corp.*	10,503	83,499
Primoris Services Corp.	16,654	217,335
Sterling Construction Co., Inc.*	3,571	35,639
Tutor Perini Corp.*	14,898	170,433

		4,134,589

Electrical Equipment (0.6%)
A123 Systems, Inc.*	23,136	5,784
Acuity Brands, Inc.	19,661	1,244,345
American Superconductor Corp.*	20,342	84,419
AZZ, Inc.	11,912	452,418
Belden, Inc.	22,093	814,790
Brady Corp., Class A	23,812	697,215
Capstone Turbine Corp.*	170,842	170,842
Coleman Cable, Inc.	2,026	19,531
Encore Wire Corp.	8,056	235,719
EnerSys, Inc.*	21,490	758,382
Enphase Energy, Inc.*	2,970	12,296
Franklin Electric Co., Inc.	10,761	650,933
FuelCell Energy, Inc.*	33,579	29,549
Generac Holdings, Inc.	12,396	283,744
Global Power Equipment Group, Inc.	8,086	149,510
II-VI, Inc.*	24,454	465,115
LSI Industries, Inc.	3,925	26,454
Powell Industries, Inc.*	3,374	130,473
Preformed Line Products Co.	2,118	115,029
Thermon Group Holdings, Inc.*	7,050	176,179
Vicor Corp.*	11,574	77,199

		6,599,926

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	16,665	490,451
Seaboard Corp.*	103	232,793
Standex International Corp.	6,082	270,345

		993,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.6%)
Accuride Corp.*	29,237	$136,244
Actuant Corp., Class A	33,906	970,390
Alamo Group, Inc.	3,130	105,731
Albany International Corp., Class A	13,754	302,175
Altra Holdings, Inc.	11,789	214,560
American Railcar Industries, Inc.*	4,931	139,745
Ampco-Pittsburgh Corp.	1,867	34,446
Astec Industries, Inc.*	9,226	291,634
Barnes Group, Inc.	25,054	626,601
Blount International, Inc.*	22,400	294,784
Briggs & Stratton Corp.	22,287	416,098
Cascade Corp.	4,199	229,853
Chart Industries, Inc.*	14,199	1,048,596
CIRCOR International, Inc.	8,483	320,233
CLARCOR, Inc.	24,066	1,074,066
Columbus McKinnon Corp.*	10,020	151,402
Commercial Vehicle Group, Inc.*	11,208	82,379
Douglas Dynamics, Inc.	13,364	197,654
Dynamic Materials Corp.	3,481	52,285
Eastern Co.	1,134	21,251
Energy Recovery, Inc.*	20,404	60,396
EnPro Industries, Inc.*	10,072	362,693
ESCO Technologies, Inc.	12,384	481,118
Federal Signal Corp.*	36,086	228,063
Flow International Corp.*	10,437	38,617
FreightCar America, Inc.	5,275	93,842
Gorman-Rupp Co.	7,219	194,913
Graham Corp.	2,157	38,977
Greenbrier Cos., Inc.*	12,364	199,555
Hardinge, Inc.	2,120	21,730
Hurco Cos., Inc.*	1,397	31,963
John Bean Technologies Corp.	11,620	189,755
Kadant, Inc.*	3,617	83,878
Kaydon Corp.	15,563	347,677
L.B. Foster Co., Class A	2,749	88,903
Lindsay Corp.	6,048	435,275
Lydall, Inc.*	4,397	61,954
Meritor, Inc.*	46,537	197,317
Met-Pro Corp.	9,146	81,857
Middleby Corp.*	8,472	979,702
Miller Industries, Inc.	2,335	37,477
Mueller Industries, Inc.	12,569	571,512
Mueller Water Products, Inc., Class A	71,743	351,541
NN, Inc.*	3,617	30,708
Omega Flex, Inc.*	3,587	38,058
PMFG, Inc.*	6,426	51,986
Proto Labs, Inc.*	3,567	120,636
RBC Bearings, Inc.*	10,975	527,897
Rexnord Corp.*	13,273	241,834
Robbins & Myers, Inc.	17,659	1,052,476
Sauer-Danfoss, Inc.	5,598	225,096
Sun Hydraulics Corp.	10,087	268,012
Tennant Co.	8,615	368,894
Titan International, Inc.	20,506	362,136
Trimas Corp.*	13,071	315,142
Twin Disc, Inc.	2,611	46,737
Wabash National Corp.*	28,964	206,513
Watts Water Technologies, Inc., Class A	13,960	528,107
Woodward, Inc.	31,993	1,087,122

		17,360,196

Marine (0.0%)
Genco Shipping & Trading Ltd.*	6,929	25,499
International Shipholding Corp.	4,081	68,847
Rand Logistics, Inc.*	3,663	27,582

		121,928

Professional Services (0.7%)
Acacia Research Corp.*	22,108	605,980
Advisory Board Co.*	15,752	753,418
Barrett Business Services, Inc.	4,952	134,199
CBIZ, Inc.*	15,134	91,107
CDI Corp.	10,062	171,356
Corporate Executive Board Co.	15,881	851,698
CRA International, Inc.*	2,248	38,845
Dolan Co.*	12,239	65,846
Exponent, Inc.*	6,873	392,380
Franklin Covey Co.*	3,028	36,336
FTI Consulting, Inc.*	20,950	558,946
GP Strategies Corp.*	9,904	191,345
Heidrick & Struggles International, Inc.	8,645	110,137
Hill International, Inc.*	4,595	20,034
Hudson Global, Inc.*	6,991	31,180
Huron Consulting Group, Inc.*	10,848	377,727
ICF International, Inc.*	8,572	172,297
Insperity, Inc.	10,409	262,619
Kelly Services, Inc., Class A	13,402	168,865
Kforce, Inc.*	13,555	159,813
Korn/Ferry International*	22,906	351,149
Mistras Group, Inc.*	6,860	159,152
Navigant Consulting, Inc.*	21,882	241,796
Odyssey Marine Exploration, Inc.*	29,172	92,184
On Assignment, Inc.*	19,941	397,225
Pendrell Corp.*	81,467	92,058
Resources Connection, Inc.	21,360	280,030
RPX Corp.*	9,848	110,396
TrueBlue, Inc.*	19,131	300,739
VSE Corp.	3,254	79,691
WageWorks, Inc.*	5,150	89,868

		7,388,416

Road & Rail (0.7%)
Amerco, Inc.	4,198	446,499
Arkansas Best Corp.	11,331	89,741
Avis Budget Group, Inc.*	50,765	780,766
Celadon Group, Inc.	8,836	141,994
Dollar Thrifty Automotive Group, Inc.*	13,577	1,180,249
Genesee & Wyoming, Inc., Class A*	19,039	1,272,948
Heartland Express, Inc.	21,985	293,720
Knight Transportation, Inc.	27,415	392,034
Marten Transport Ltd.	5,969	104,875
Old Dominion Freight Line, Inc.*	32,350	975,676
Patriot Transportation Holding, Inc.*	4,218	117,598
Quality Distribution, Inc.*	13,823	127,863
RailAmerica, Inc.*	8,494	233,330
Roadrunner Transportation Systems, Inc.*	5,831	94,346
Saia, Inc.*	7,531	151,674
Swift Transportation Co.*	39,544	340,869
Universal Truckload Services, Inc.	1,608	25,680
Werner Enterprises, Inc.	19,961	426,567
Zipcar, Inc.*	15,931	123,943

		7,320,372

Trading Companies & Distributors (0.5%)
Aceto Corp.	15,482	146,305
Aircastle Ltd.	25,115	284,553
Applied Industrial Technologies, Inc.	20,640	855,115
Beacon Roofing Supply, Inc.*	23,136	659,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
BlueLinx Holdings, Inc.*	4,670	$10,928
CAI International, Inc.*	8,857	181,746
DXP Enterprises, Inc.*	3,997	190,937
Edgen Group, Inc.*	13,211	102,385
H&E Equipment Services, Inc.	13,847	167,826
Houston Wire & Cable Co.	8,460	91,029
Kaman Corp.	12,192	437,205
Rush Enterprises, Inc., Class A*	14,383	277,016
SeaCube Container Leasing Ltd.	6,316	118,425
TAL International Group, Inc.	12,457	423,289
Textainer Group Holdings Ltd.	5,621	171,721
Titan Machinery, Inc.*	7,657	155,284
Watsco, Inc.	13,649	1,034,458
Willis Lease Finance Corp.*	1,103	13,611

		5,321,209

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	10,663	145,657

Total Industrials		82,406,311

Information Technology (8.6%)
Communications Equipment (1.0%)
ADTRAN, Inc.	30,672	530,012
Ambient Corp.*	436	2,293
Anaren, Inc.*	7,314	146,207
Arris Group, Inc.*	51,181	654,605
Aruba Networks, Inc.*	51,844	1,165,712
Aviat Networks, Inc.*	31,284	74,456
Aware, Inc.	2,377	14,975
Bel Fuse, Inc., Class B	2,675	49,969
Black Box Corp.	8,500	216,835
CalAmp Corp.*	7,392	60,688
Calix, Inc.*	23,279	148,986
Ciena Corp.*	45,964	625,110
Comtech Telecommunications Corp.	8,313	229,771
Digi International, Inc.*	6,017	61,133
Emulex Corp.*	38,295	276,107
Extreme Networks, Inc.*	41,367	138,166
Finisar Corp.*	43,845	626,984
Globecomm Systems, Inc.*	8,160	90,984
Harmonic, Inc.*	56,079	254,599
Infinera Corp.*	53,314	292,161
InterDigital, Inc.	22,398	834,997
Ixia*	20,032	321,914
KVH Industries, Inc.*	7,125	96,116
Loral Space & Communications, Inc.	4,789	340,498
NETGEAR, Inc.*	18,256	696,284
Numerex Corp., Class A*	2,063	23,374
Oclaro, Inc.*	22,889	61,800
Oplink Communications, Inc.*	5,202	86,041
Parkervision, Inc.*	15,733	36,815
PC-Tel, Inc.	3,676	25,916
Plantronics, Inc.	20,159	712,217
Procera Networks, Inc.*	8,572	201,442
ShoreTel, Inc.*	13,431	54,933
Sonus Networks, Inc.*	92,983	174,808
Sycamore Networks, Inc.*	7,677	118,226
Symmetricom, Inc.*	9,594	66,870
Tellabs, Inc.	169,303	599,333
Telular Corp.	3,303	32,700
Tessco Technologies, Inc.	1,094	23,160
Ubiquiti Networks, Inc.*	8,001	95,212
ViaSat, Inc.*	16,626	621,480
Westell Technologies, Inc., Class A*	38,834	83,105

		10,966,994

Computers & Peripherals (0.3%)
3D Systems Corp.*	21,979	722,010
Avid Technology, Inc.*	11,701	110,692
Cray, Inc.*	16,432	208,686
Datalink Corp.*	3,055	25,295
Electronics for Imaging, Inc.*	22,778	378,343
Imation Corp.*	14,861	83,073
Immersion Corp.*	6,105	33,394
Intermec, Inc.*	27,973	173,712
Intevac, Inc.*	4,945	30,214
OCZ Technology Group, Inc.*	29,164	101,199
QLogic Corp.*	45,245	516,698
Quantum Corp.*	107,853	173,643
Silicon Graphics International Corp.*	9,549	86,896
STEC, Inc.*	15,157	102,310
Stratasys, Inc.*	9,569	520,554
Super Micro Computer, Inc.*	11,501	138,357
Synaptics, Inc.*	15,346	368,611

		3,773,687

Electronic Equipment, Instruments & Components (1.2%)
Aeroflex Holding Corp.*	21,887	145,111
Agilysys, Inc.*	3,189	27,425
Anixter International, Inc.	12,986	746,176
Audience, Inc.*	5,514	34,187
Badger Meter, Inc.	6,869	249,963
Benchmark Electronics, Inc.*	28,452	434,462
Brightpoint, Inc.*	32,019	287,531
Checkpoint Systems, Inc.*	17,538	145,215
Cognex Corp.	20,577	711,553
Coherent, Inc.*	11,528	528,674
CTS Corp.	15,206	153,124
Daktronics, Inc.	13,122	124,790
DTS, Inc.*	9,138	212,733
Echelon Corp.*	18,831	72,311
Electro Rent Corp.	9,318	164,835
Electro Scientific Industries, Inc.	12,028	146,982
Fabrinet*	11,010	127,606
FARO Technologies, Inc.*	7,953	328,618
FEI Co.	17,822	953,477
GSI Group, Inc.*	13,538	120,624
Insight Enterprises, Inc.*	21,994	384,455
InvenSense, Inc.*	18,906	225,927
Kemet Corp.*	19,051	83,824
Key Tronic Corp.*	2,126	21,090
Littelfuse, Inc.	10,714	605,770
Maxwell Technologies, Inc.*	12,443	101,037
Measurement Specialties, Inc.*	6,306	207,972
Mercury Computer Systems, Inc.*	14,393	152,854
Mesa Laboratories, Inc.	508	24,577
Methode Electronics, Inc.	14,657	142,319
MTS Systems Corp.	7,026	376,242
Multi-Fineline Electronix, Inc.*	6,580	148,379
Neonode, Inc.*	4,702	17,727
Newport Corp.*	15,988	176,827
OSI Systems, Inc.*	9,694	754,581
Park Electrochemical Corp.	9,570	237,623
PC Connection, Inc.	3,063	35,255
Plexus Corp.*	17,796	539,041
Power-One, Inc.*	37,967	212,615
RadiSys Corp.*	10,206	36,742
RealD, Inc.*	20,560	183,806
Richardson Electronics Ltd.	2,576	30,577
Rofin-Sinar Technologies, Inc.*	14,533	286,736
Rogers Corp.*	7,728	327,358
Sanmina-SCI Corp.*	36,898	313,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ScanSource, Inc.*	13,214	$423,112
SYNNEX Corp.*	11,839	385,715
TTM Technologies, Inc.*	24,226	228,451
Universal Display Corp.*	19,236	661,334
Viasystems Group, Inc.*	4,425	76,552
Vishay Precision Group, Inc.*	2,804	39,200
Zygo Corp.*	8,501	155,483

		13,311,842

Internet Software & Services (1.3%)
Active Network, Inc.*	16,061	201,244
Ancestry.com, Inc.*	15,169	456,284
Angie’s List, Inc.*	16,772	177,448
Bankrate, Inc.*	21,484	334,721
Bazaarvoice, Inc.*	6,882	104,262
Blucora, Inc.*	18,337	326,582
Brightcove, Inc.*	8,138	95,052
Carbonite, Inc.*	2,358	16,530
comScore, Inc.*	16,714	254,888
Constant Contact, Inc.*	13,438	233,821
Cornerstone OnDemand, Inc.*	15,566	477,254
CoStar Group, Inc.*	12,620	1,029,035
DealerTrack Holdings, Inc.*	20,853	580,756
Demand Media, Inc.*	16,081	174,800
Demandware, Inc.*	4,391	139,414
Dice Holdings, Inc.*	23,545	198,249
Digital River, Inc.*	18,761	312,558
E2open, Inc.*	859	11,665
EarthLink, Inc.	53,816	383,170
Envestnet, Inc.*	12,405	145,138
ExactTarget, Inc.*	5,992	145,126
Internap Network Services Corp.*	22,810	160,810
IntraLinks Holdings, Inc.*	18,948	123,920
Ipass, Inc.*	10,576	23,267
j2 Global, Inc.	22,279	731,197
Keynote Systems, Inc.	3,717	53,822
KIT Digital, Inc.*	12,020	36,060
Limelight Networks, Inc.*	56,969	133,307
Liquidity Services, Inc.*	10,404	522,385
LivePerson, Inc.*	23,654	428,374
LogMeIn, Inc.*	10,444	234,259
Marchex, Inc., Class B	4,875	18,622
Market Leader, Inc.*	4,458	29,869
MeetMe, Inc.*	3,935	11,215
Millennial Media, Inc.*	8,926	128,088
Monster Worldwide, Inc.*	56,238	412,225
Move, Inc.*	18,246	157,281
NIC, Inc.	28,463	421,252
OpenTable, Inc.*	11,518	479,149
Perficient, Inc.*	14,742	177,936
QuinStreet, Inc.*	18,843	158,093
RealNetworks, Inc.*	19,046	158,463
Responsys, Inc.*	15,939	163,056
Saba Software, Inc.*	9,008	89,990
SciQuest, Inc.*	10,433	189,881
Spark Networks, Inc.*	2,169	13,274
SPS Commerce, Inc.*	5,728	220,356
Stamps.com, Inc.*	6,734	155,825
support.com, Inc.*	21,408	90,556
Synacor, Inc.*	8,056	61,064
TechTarget, Inc.*	3,673	21,707
Travelzoo, Inc.*	5,733	135,127
United Online, Inc.	39,385	217,405
Unwired Planet, Inc.*	18,451	35,426
ValueClick, Inc.*	37,551	645,502
VistaPrint N.V.*	16,591	566,583
Vocus, Inc.*	8,421	168,925
Web.com Group, Inc.*	15,045	270,058
WebMD Health Corp.*	23,497	329,663
XO Group, Inc.*	5,633	47,036
Yelp, Inc.*	5,834	157,810
Zix Corp.*	13,150	37,740

		14,014,575

IT Services (1.0%)
Acxiom Corp.*	39,497	721,610
CACI International, Inc., Class A*	11,633	602,473
Cardtronics, Inc.*	21,781	648,638
Cass Information Systems, Inc.	4,202	176,358
CIBER, Inc.*	35,833	124,340
Computer Task Group, Inc.*	5,087	82,308
Convergys Corp.	54,090	847,590
CSG Systems International, Inc.*	16,004	359,930
EPAM Systems, Inc.*	5,835	110,515
Euronet Worldwide, Inc.*	23,340	438,559
ExlService Holdings, Inc.*	10,845	319,927
Forrester Research, Inc.	6,853	197,161
Global Cash Access Holdings, Inc.*	29,109	234,327
Hackett Group, Inc.*	5,192	21,703
Heartland Payment Systems, Inc.	18,309	580,029
Higher One Holdings, Inc.*	15,624	210,612
iGATE Corp.*	15,800	287,086
Innodata, Inc.*	4,333	17,549
Lionbridge Technologies, Inc.*	27,505	96,818
ManTech International Corp., Class A	11,576	277,824
Mattersight Corp.*	1,858	10,999
MAXIMUS, Inc.	16,477	984,006
ModusLink Global Solutions, Inc.*	17,773	65,582
MoneyGram International, Inc.*	8,203	122,553
PRGX Global, Inc.*	4,457	38,152
Sapient Corp.*	55,687	593,623
ServiceSource International, Inc.*	23,046	236,452
Syntel, Inc.	6,885	429,693
TeleTech Holdings, Inc.*	11,996	204,532
TNS, Inc.*	12,398	185,350
Unisys Corp.*	20,583	428,538
Virtusa Corp.*	8,920	158,508
Wright Express Corp.*	17,773	1,239,134

		11,052,479

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Energy Industries, Inc.*	17,533	216,007
Alpha & Omega Semiconductor Ltd.*	7,242	62,354
Amkor Technology, Inc.*	42,939	188,932
ANADIGICS, Inc.*	14,928	20,750
Applied Micro Circuits Corp.*	29,804	150,808
ATMI, Inc.*	13,245	245,960
AuthenTec, Inc.*	20,511	164,293
Axcelis Technologies, Inc.*	50,297	52,812
AXT, Inc.*	6,871	23,224
Brooks Automation, Inc.	31,286	251,227
Cabot Microelectronics Corp.	11,778	413,879
Cavium, Inc.*	23,469	782,222
CEVA, Inc.*	10,692	153,751
Cirrus Logic, Inc.*	29,263	1,123,407
Cohu, Inc.	5,214	48,959
Cymer, Inc.*	14,719	751,552
Diodes, Inc.*	17,759	302,081
DSP Group, Inc.*	4,666	27,716
Entegris, Inc.*	67,284	547,019
Entropic Communications, Inc.*	42,456	247,094
Exar Corp.*	19,984	159,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
First Solar, Inc.*	27,879	$617,380
FormFactor, Inc.*	20,135	112,555
FSI International, Inc.*	8,189	50,772
GSI Technology, Inc.*	15,513	76,789
GT Advanced Technologies, Inc.*	60,879	331,790
Hittite Microwave Corp.*	14,039	778,743
Inphi Corp.*	10,615	113,156
Integrated Device Technology, Inc.*	70,428	414,117
Integrated Silicon Solution, Inc.*	7,744	71,709
Intermolecular, Inc.*	15,188	107,835
International Rectifier Corp.*	32,121	536,099
Intersil Corp., Class A	58,978	516,057
IXYS Corp.*	12,953	128,494
Kopin Corp.*	15,156	56,987
Lattice Semiconductor Corp.*	52,044	199,328
LTX-Credence Corp.*	22,714	130,605
MA-COM Technology Solutions Holdings, Inc.*	6,054	76,886
Mattson Technology, Inc.*	11,878	11,522
MaxLinear, Inc., Class A*	4,601	30,781
MEMC Electronic Materials, Inc.*	107,223	294,863
Micrel, Inc.	23,882	248,850
Microsemi Corp.*	41,767	838,264
Mindspeed Technologies, Inc.*	13,121	45,399
MIPS Technologies, Inc.*	21,036	155,456
MKS Instruments, Inc.	23,059	587,774
Monolithic Power Systems, Inc.*	15,088	297,988
MoSys, Inc.*	7,047	28,470
Nanometrics, Inc.*	11,743	162,171
NeoPhotonics Corp.*	15,988	93,370
NVE Corp.*	1,748	103,464
OmniVision Technologies, Inc.*	27,599	385,144
PDF Solutions, Inc.*	9,256	126,437
Peregrine Semiconductor Corp.*	1,218	20,633
Pericom Semiconductor Corp.*	5,153	44,754
Photronics, Inc.*	25,894	139,051
PLX Technology, Inc.*	20,609	118,914
Power Integrations, Inc.	14,240	433,323
QuickLogic Corp.*	9,129	25,561
Rambus, Inc.*	51,723	286,545
RF Micro Devices, Inc.*	136,568	539,444
Rubicon Technology, Inc.*	10,032	96,107
Rudolph Technologies, Inc.*	12,101	127,060
Semtech Corp.*	31,054	781,008
Sigma Designs, Inc.*	8,476	56,026
Silicon Image, Inc.*	38,445	176,462
Spansion, Inc., Class A*	24,646	293,780
STR Holdings, Inc.*	6,570	20,367
SunPower Corp.*	25,517	115,082
Supertex, Inc.*	2,216	39,622
Tessera Technologies, Inc.	22,736	311,028
TriQuint Semiconductor, Inc.*	80,857	408,328
Ultra Clean Holdings, Inc.*	13,585	77,570
Ultratech, Inc.*	11,870	372,481
Veeco Instruments, Inc.*	19,031	571,311
Volterra Semiconductor Corp.*	12,058	263,708

		18,981,339

Software (2.1%)
Accelrys, Inc.*	25,263	218,778
ACI Worldwide, Inc.*	18,425	778,641
Actuate Corp.*	23,498	165,191
Advent Software, Inc.*	14,398	353,759
American Software, Inc., Class A	5,595	45,655
Aspen Technology, Inc.*	43,360	1,120,856
AVG Technologies N.V.*	8,823	84,701
Blackbaud, Inc.	21,905	523,968
Bottomline Technologies, Inc.*	16,094	397,361
BroadSoft, Inc.*	12,242	502,167
Callidus Software, Inc.*	7,442	36,689
CommVault Systems, Inc.*	20,126	1,181,396
Comverse Technology, Inc.*	101,697	625,437
Deltek, Inc.*	14,208	184,988
Digimarc Corp.	1,524	33,909
Ebix, Inc.	13,387	316,067
Ellie Mae, Inc.*	11,770	320,497
Eloqua, Inc.*	1,872	36,972
Envivio, Inc.*	1,571	3,456
EPIQ Systems, Inc.	14,163	190,067
ePlus, Inc.*	1,356	53,182
Exa Corp.*	1,123	12,185
Fair Isaac Corp.	16,143	714,489
FalconStor Software, Inc.*	30,679	72,096
Glu Mobile, Inc.*	28,868	133,659
Guidance Software, Inc.*	4,750	53,485
Guidewire Software, Inc.*	10,449	324,441
Imperva, Inc.*	6,191	229,005
Infoblox, Inc.*	5,762	133,967
Interactive Intelligence Group, Inc.*	6,660	200,133
JDA Software Group, Inc.*	21,223	674,467
Jive Software, Inc.*	7,564	118,830
Kenexa Corp.*	13,390	613,664
Manhattan Associates, Inc.*	10,103	578,599
Mentor Graphics Corp.*	42,900	664,092
MicroStrategy, Inc., Class A*	4,103	550,089
Monotype Imaging Holdings, Inc.	18,074	281,774
NetScout Systems, Inc.*	18,424	469,996
OPNET Technologies, Inc.	6,583	224,283
Parametric Technology Corp.*	54,784	1,194,291
Pegasystems, Inc.	8,446	245,272
Pervasive Software, Inc.*	2,555	21,973
Progress Software Corp.*	30,733	657,379
Proofpoint, Inc.*	6,934	102,970
PROS Holdings, Inc.*	9,985	190,414
QAD, Inc., Class A*	1,406	19,094
QLIK Technologies, Inc.*	39,521	885,666
Quest Software, Inc.* †	25,310	708,680
RealPage, Inc.*	16,297	368,312
Rosetta Stone, Inc.*	8,376	106,794
Sapiens International Corp. N.V.*	2,761	10,050
SeaChange International, Inc.*	13,910	109,194
Sourcefire, Inc.*	13,043	639,498
SS&C Technologies Holdings, Inc.*	14,426	363,679
Synchronoss Technologies, Inc.*	11,936	273,334
Take-Two Interactive Software, Inc.*	36,616	381,905
Tangoe, Inc.*	13,872	182,139
TeleNav, Inc.*	12,221	72,959
TiVo, Inc.*	60,515	631,171
Tyler Technologies, Inc.*	14,955	658,319
Ultimate Software Group, Inc.*	12,573	1,283,703
VASCO Data Security International, Inc.*	17,088	160,285
Verint Systems, Inc.*	10,742	294,760
VirnetX Holding Corp.*	18,307	465,547
Websense, Inc.*	18,532	290,026

		23,540,405

Total Information Technology		95,641,321

Materials (2.5%)
Chemicals (1.1%)
A. Schulman, Inc.	15,200	362,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ADA-ES, Inc.*	1,856	$43,820
American Vanguard Corp.	12,936	450,173
Arabian American Development Co.*	4,715	46,160
Balchem Corp.	14,371	527,847
Calgon Carbon Corp.*	29,378	420,399
Chase Corp.	1,330	24,432
Chemtura Corp.*	43,442	748,071
Ferro Corp.*	30,705	105,318
Flotek Industries, Inc.*	24,744	313,507
FutureFuel Corp.	13,233	160,252
Georgia Gulf Corp.	15,572	564,018
GSE Holding, Inc.*	1,733	13,604
H.B. Fuller Co.	23,119	709,291
Hawkins, Inc.	5,228	217,223
Innophos Holdings, Inc.	9,952	482,573
Innospec, Inc.*	11,725	397,712
KMG Chemicals, Inc.	1,648	30,488
Koppers Holdings, Inc.	9,264	323,592
Kraton Performance Polymers, Inc.*	15,922	415,564
Landec Corp.*	6,285	71,963
LSB Industries, Inc.*	8,673	380,485
Minerals Technologies, Inc.	8,884	630,142
Olin Corp.	38,716	841,299
OM Group, Inc.*	14,595	270,591
OMNOVA Solutions, Inc.*	23,592	178,591
PolyOne Corp.	43,725	724,523
Quaker Chemical Corp.	6,567	306,482
Sensient Technologies Corp.	23,116	849,744
Spartech Corp.*	6,608	35,353
Stepan Co.	3,810	366,217
TPC Group, Inc.*	5,651	230,617
Tredegar Corp.	11,377	201,828
Zep, Inc.	12,750	192,780
Zoltek Cos., Inc.*	15,413	118,526

		11,755,249

Construction Materials (0.1%)
Eagle Materials, Inc.	21,027	972,709
Headwaters, Inc.*	32,118	211,337
Texas Industries, Inc.*	11,335	460,768
United States Lime & Minerals, Inc.*	454	21,887

		1,666,701

Containers & Packaging (0.1%)
AEP Industries, Inc.*	1,216	73,677
Boise, Inc.	47,436	415,539
Graphic Packaging Holding Co.*	81,526	473,666
Myers Industries, Inc.	13,990	218,524
UFP Technologies, Inc.*	1,013	17,819

		1,199,225

Metals & Mining (0.8%)
A.M. Castle & Co.*	3,609	45,076
AK Steel Holding Corp.	51,251	246,005
AMCOL International Corp.	12,703	430,378
Century Aluminum Co.*	26,494	189,432
Coeur d’Alene Mines Corp.*	40,457	1,166,375
General Moly, Inc.*	41,946	132,969
Globe Specialty Metals, Inc.	30,760	468,167
Gold Reserve, Inc.*	10,788	34,953
Gold Resource Corp.	14,408	309,052
Golden Minerals Co.*	6,691	34,927
Golden Star Resources Ltd.*	116,650	229,801
Handy & Harman Ltd.*	1,299	19,199
Haynes International, Inc.	6,160	321,244
Hecla Mining Co.	137,385	899,872
Horsehead Holding Corp.*	25,369	236,946
Kaiser Aluminum Corp.	9,024	526,911
Materion Corp.	10,033	238,785
McEwen Mining, Inc.*	90,223	414,124
Metals USA Holdings Corp.*	8,005	107,027
Midway Gold Corp.*	26,481	43,429
Noranda Aluminum Holding Corp.	24,030	160,761
Olympic Steel, Inc.	1,980	33,422
Paramount Gold and Silver Corp.*	54,371	144,627
Revett Minerals, Inc.*	5,226	18,605
RTI International Metals, Inc.*	15,217	364,295
Schnitzer Steel Industries, Inc., Class A	11,667	328,426
Stillwater Mining Co.*	53,937	635,917
SunCoke Energy, Inc.*	33,052	532,798
U.S. Antimony Corp.*	10,864	21,185
U.S. Silica Holdings, Inc.*	10,933	148,251
Universal Stainless & Alloy Products, Inc.*	1,894	70,362
Vista Gold Corp.*	14,819	53,793
Worthington Industries, Inc.	25,491	552,135

		9,159,249

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	18,996	609,012
Clearwater Paper Corp.*	10,453	431,813
Deltic Timber Corp.	4,839	315,793
KapStone Paper and Packaging Corp.*	16,940	379,287
Louisiana-Pacific Corp.*	64,229	802,863
Neenah Paper, Inc.	7,105	203,487
P.H. Glatfelter Co.	22,225	395,827
Resolute Forest Products*	37,398	486,174
Schweitzer-Mauduit International, Inc.	14,231	469,481
Wausau Paper Corp.	22,558	208,887

		4,302,624

Total Materials		28,083,048

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	38,187	250,507
Atlantic Tele-Network, Inc.	4,413	189,671
Cbeyond, Inc.*	9,998	98,580
Cincinnati Bell, Inc.*	109,100	621,870
Cogent Communications Group, Inc.	22,009	505,987
Consolidated Communications Holdings, Inc.	22,764	391,313
Fairpoint Communications, Inc.*	14,137	106,876
General Communication, Inc., Class A*	19,560	191,688
Hawaiian Telcom Holdco, Inc.*	2,076	36,807
HickoryTech Corp.	2,920	30,894
IDT Corp., Class B	9,821	100,862
inContact, Inc.*	12,840	83,717
Iridium Communications, Inc.*	19,031	139,307
Lumos Networks Corp.	3,254	25,576
magicJack VocalTec Ltd.*	7,721	189,396
Neutral Tandem, Inc.*	14,465	135,682
ORBCOMM, Inc.*	7,483	27,986
Premiere Global Services, Inc.*	23,481	219,547
Primus Telecommunications Group, Inc.	2,520	38,480
Towerstream Corp.*	10,165	41,270
Vonage Holdings Corp.*	66,070	150,640

		3,576,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	14,295	$113,502
Leap Wireless International, Inc.*	11,407	77,796
NTELOS Holdings Corp.	8,043	139,707
Shenandoah Telecommunications Co.	10,696	188,249
USA Mobility, Inc.	11,585	137,514

		656,768

Total Telecommunication Services		4,233,424

Utilities (1.9%)
Electric Utilities (0.8%)
ALLETE, Inc.	17,647	736,586
Cleco Corp.	28,306	1,188,286
El Paso Electric Co.	18,670	639,447
Empire District Electric Co.	18,887	407,015
IDACORP, Inc.	24,578	1,063,490
MGE Energy, Inc.	10,648	564,238
Otter Tail Corp.	16,882	402,805
PNM Resources, Inc.	37,912	797,289
Portland General Electric Co.	35,003	946,481
UIL Holdings Corp.	25,440	912,278
Unitil Corp.	6,373	173,473
UNS Energy Corp.	18,568	777,256

		8,608,644

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	4,316	204,406
Delta Natural Gas Co., Inc.	1,613	31,228
Laclede Group, Inc.	10,534	452,962
New Jersey Resources Corp.	18,951	866,440
Northwest Natural Gas Co.	12,730	626,825
Piedmont Natural Gas Co., Inc.#	34,667	1,125,984
South Jersey Industries, Inc.	15,056	796,914
Southwest Gas Corp.	21,424	946,941
WGL Holdings, Inc.	24,442	983,790

		6,035,490

Independent Power Producers & Energy Traders (0.2%)
American DG Energy, Inc.*	6,100	15,799
Atlantic Power Corp.	54,817	820,062
Genie Energy Ltd., Class B	5,557	39,843
GenOn Energy, Inc.*	358,373	906,684
Ormat Technologies, Inc.	9,045	169,594

		1,951,982

Multi-Utilities (0.2%)
Avista Corp.	27,572	709,703
Black Hills Corp.	19,865	706,598
CH Energy Group, Inc.	7,241	472,186
NorthWestern Corp.	17,394	630,185

		2,518,672

Water Utilities (0.1%)
American States Water Co.	8,765	389,429
Artesian Resources Corp., Class A	2,412	56,031
Cadiz, Inc.*	5,540	53,793
California Water Service Group	19,046	355,208
Connecticut Water Service, Inc.	2,759	88,012
Consolidated Water Co., Ltd.	5,718	47,288
Middlesex Water Co.	4,757	91,144
SJW Corp.	7,538	191,164
York Water Co.	3,717	68,170

		1,340,239

Total Utilities		20,455,027

Total Common Stocks (50.7%) (Cost $456,493,824)		560,638,512

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $44,488)	2,434	42,449

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$4,800	4,320

Total Financials		4,320

Total Corporate Bonds		4,320

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,320

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49(b)*†	3,800	3,610

Total Health Care		3,610

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	21,501	215

Total Information Technology		215

Total Rights (0.0%) (Cost $—)		3,825

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	6,286	—

Total Investments (50.7%) (Cost $456,543,112)		560,689,106
Other Assets Less Liabilities (49.3%)		545,243,034

Net Assets (100%)		$1,105,932,140

*	Non-income producing.

†	Securities (totaling $712,505 or 0.1% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,091,836.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	6,544	December-12	$546,710,007	$546,031,360	$(678,647)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$78,443,688	$—	$—	$78,443,688
Consumer Staples	20,240,854	—	—	20,240,854
Energy	34,296,491	—	—	34,296,491
Financials	121,567,149	—	—	121,567,149
Health Care	75,271,199	—	—	75,271,199
Industrials	82,406,311	—	—	82,406,311
Information Technology	94,932,641	—	708,680	95,641,321
Materials	28,083,048	—	—	28,083,048
Telecommunication Services	4,233,424	—	—	4,233,424
Utilities	20,455,027	—	—	20,455,027
Corporate Bonds
Financials	—	4,320	—	4,320
Investment Companies
Investment Companies	42,449	—	—	42,449
Rights
Health Care	—	—	3,610	3,610
Information Technology	—	—	215	215
Warrants
Energy	—	—	—	—

Total Assets	$559,972,281	$4,320	$712,505	$560,689,106

Liabilities:
Futures	$(678,647)	$—	$—	$(678,647)

Total Liabilities	$(678,647)	$—	$—	$(678,647)

Total	$559,293,634	$4,320	$712,505	$560,010,459

(a)	A Security with a market value of $530,012 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Information Technology	Investments in Rights-Health Care	Investments in Rights- Information Technology
Balance as of 12/31/11	$—	$3,610	$215
Total gains or losses (realized/unrealized) included in earnings	264,895	—	—
Purchases	1,993	—	—
Sales	(137,319)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	579,111	—	—
Transfers out of Level 3	—	—	—
Balance as of 9/30/12	$708,680	$3,610	$215

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$251,280	$—	$—

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$88,093,600
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$173,148,288

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,839,113
Aggregate gross unrealized depreciation	(42,629,166)

Net unrealized appreciation	$101,209,947

Federal income tax cost of investments	$459,479,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.0%)
Auto Components (0.1%)
Aisin Seiki Co., Ltd.	400	$11,379
BorgWarner, Inc.*	760	52,524
Bridgestone Corp.	2,200	51,025
Cie Generale des Etablissements Michelin	386	30,238
Continental AG	212	20,759
Denso Corp.	1,700	53,392
GKN plc	5,831	20,225
Goodyear Tire & Rubber Co.*	1,560	19,016
Johnson Controls, Inc.	4,555	124,807
NGK Spark Plug Co., Ltd.	1,000	10,520
NOK Corp.	1,200	19,206
Nokian Renkaat Oyj	378	15,374
Pirelli & C. S.p.A.	1,117	12,029
Sumitomo Rubber Industries Ltd.	1,400	16,630
Toyoda Gosei Co., Ltd.	500	10,014
Toyota Industries Corp.	400	11,199

		478,337

Automobiles (0.3%)
Bayerische Motoren Werke (BMW) AG	1,128	82,493
Daihatsu Motor Co., Ltd.	1,000	16,684
Daimler AG (Registered)	3,087	149,415
Ford Motor Co.	25,480	251,233
Fuji Heavy Industries Ltd.	2,000	16,607
Harley-Davidson, Inc.	1,490	63,131
Honda Motor Co., Ltd.	5,506	169,117
Isuzu Motors Ltd.	3,000	14,493
Mazda Motor Corp.*	7,000	8,162
Mitsubishi Motors Corp.*	10,000	9,226
Nissan Motor Co., Ltd.	8,500	72,431
Porsche Automobil Holding SE (Preference)	329	19,678
Renault S.A.	413	19,382
Suzuki Motor Corp.	1,200	23,296
Toyota Motor Corp.	9,371	365,041
Volkswagen AG	120	20,078
Volkswagen AG (Preference)	493	89,930
Yamaha Motor Co., Ltd.	2,800	24,469

		1,414,866

Distributors (0.0%)
Genuine Parts Co.	1,035	63,166
Jardine Cycle & Carriage Ltd.	467	18,304
Li & Fung Ltd.	12,000	18,602

		100,072

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	670	19,464
Benesse Holdings, Inc.	300	14,531
H&R Block, Inc.	1,730	29,981

		63,976

Hotels, Restaurants & Leisure (0.5%)
Accor S.A.	1,251	41,725
Carnival Corp.	2,965	108,044
Carnival plc	396	14,599
Chipotle Mexican Grill, Inc.*	231	73,352
Compass Group plc	6,449	71,179
Crown Ltd.	2,083	19,662
Darden Restaurants, Inc.	845	47,109
Galaxy Entertainment Group Ltd.*	15,686	52,596
Genting Singapore plc	16,000	17,862
InterContinental Hotels Group plc	1,407	36,807
International Game Technology	1,740	22,777
Marriott International, Inc., Class A	1,640	64,124
McDonald’s Corp.	6,715	616,101
McDonald’s Holdings Co. Japan Ltd.	408	11,622
OPAP S.A.	958	4,924
Oriental Land Co., Ltd.	100	13,173
Sands China Ltd.	5,185	19,358
Shangri-La Asia Ltd.	8,000	15,517
SJM Holdings Ltd.	9,255	20,123
SKYCITY Entertainment Group Ltd.	2,341	7,334
Sodexo S.A.	261	19,651
Starbucks Corp.	5,105	259,079
Starwood Hotels & Resorts Worldwide, Inc.	1,280	74,189
Tatts Group Ltd.	12,029	33,814
TUI Travel plc	4,434	16,762
Whitbread plc	365	13,368
Wyndham Worldwide Corp.	970	50,906
Wynn Macau Ltd.	6,828	18,448
Wynn Resorts Ltd.	515	59,452
Yum! Brands, Inc.	3,030	201,010

		2,024,667

Household Durables (0.1%)
D.R. Horton, Inc.	1,805	37,255
Electrolux AB	1,035	25,525
Harman International Industries, Inc.	450	20,772
Leggett & Platt, Inc.	905	22,670
Lennar Corp., Class A	1,035	35,987
Newell Rubbermaid, Inc.	1,870	35,698
Panasonic Corp.	7,500	49,590
PulteGroup, Inc.*	2,195	34,023
Rinnai Corp.	200	14,915
Sekisui Chemical Co., Ltd.	1,000	8,060
Sekisui House Ltd.	1,000	9,931
Sharp Corp.	2,000	4,946
Sony Corp.	3,400	40,039
Whirlpool Corp.	515	42,699

		382,110

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	2,486	632,240
Expedia, Inc.	587	33,952
Netflix, Inc.*	378	20,578
priceline.com, Inc.*	339	209,749
Rakuten, Inc.	2,472	25,183
TripAdvisor, Inc.*	737	24,269

		945,971

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	765	29,200
Mattel, Inc.	2,300	81,604
Namco Bandai Holdings, Inc.	1,300	22,022
Nikon Corp.	1,200	33,029
Sankyo Co., Ltd.	300	13,974
Sega Sammy Holdings, Inc.	600	11,386
Shimano, Inc.	200	14,557

		205,772

Media (0.8%)
Axel Springer AG	395	17,116
British Sky Broadcasting Group plc	3,808	45,719
Cablevision Systems Corp. - New York Group, Class A	1,370	21,714
CBS Corp., Class B	3,915	142,232
Comcast Corp., Class A	17,830	637,779
Dentsu, Inc.	400	10,149
DIRECTV*	4,195	220,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Discovery Communications, Inc., Class A*	1,685	$100,477
Eutelsat Communications S.A.	559	17,969
Gannett Co., Inc.	1,500	26,625
Interpublic Group of Cos., Inc.	2,875	31,970
ITV plc	9,229	13,174
J.C. Decaux S.A.	1,751	39,737
Jupiter Telecommunications Co., Ltd.	12	12,178
Kabel Deutschland Holding AG*	231	16,478
Lagardere S.C.A.	613	16,743
McGraw-Hill Cos., Inc.	1,830	99,900
News Corp., Class A	13,545	332,259
Omnicom Group, Inc.	1,760	90,746
Pearson plc	2,779	54,299
Publicis Groupe S.A.	371	20,763
Reed Elsevier N.V.	2,497	33,387
Reed Elsevier plc	4,146	39,634
Scripps Networks Interactive, Inc., Class A	595	36,432
SES S.A. (FDR)	838	22,792
Singapore Press Holdings Ltd.	5,000	16,582
Time Warner Cable, Inc.	2,070	196,774
Time Warner, Inc.	6,285	284,899
Toho Co., Ltd.	1,000	18,388
Viacom, Inc., Class B	3,170	169,880
Walt Disney Co.	11,960	625,269
Washington Post Co., Class B	61	22,145
WPP plc	4,293	58,336

		3,492,615

Multiline Retail (0.2%)
Big Lots, Inc.*	395	11,684
Dollar Tree, Inc.*	1,560	75,309
Family Dollar Stores, Inc.	670	44,421
Isetan Mitsukoshi Holdings Ltd.	1,100	11,474
J.C. Penney Co., Inc.	860	20,889
Kohl’s Corp.	1,470	75,293
Macy’s, Inc.	2,720	102,326
Marks & Spencer Group plc	5,464	31,482
Next plc	573	31,922
Nordstrom, Inc.	1,040	57,387
PPR S.A.	163	25,010
Target Corp.	4,340	275,460

		762,657

Specialty Retail (0.5%)
Abercrombie & Fitch Co., Class A	525	17,808
AutoNation, Inc.*	270	11,791
AutoZone, Inc.*	275	101,659
Bed Bath & Beyond, Inc.*	1,605	101,115
Best Buy Co., Inc.	1,775	30,512
CarMax, Inc.*	1,480	41,884
Fast Retailing Co., Ltd.	200	46,515
GameStop Corp., Class A	755	15,855
Gap, Inc.	1,955	69,950
Hennes & Mauritz AB, Class B	3,234	112,349
Home Depot, Inc.	10,085	608,831
Inditex S.A.	743	92,261
Kingfisher plc	8,069	34,425
Limited Brands, Inc.	1,565	77,092
Lowe’s Cos., Inc.	7,605	229,975
Nitori Holdings Co., Ltd.	150	13,935
O’Reilly Automotive, Inc.*	845	70,659
Ross Stores, Inc.	1,490	96,254
Sanrio Co., Ltd.	500	17,920
Shimamura Co., Ltd.	100	11,648
Staples, Inc.	4,530	52,186
Tiffany & Co.	840	51,979
TJX Cos., Inc.	4,860	217,679
Urban Outfitters, Inc.*	710	26,668
USS Co., Ltd.	110	11,629
Yamada Denki Co., Ltd.	190	8,339

		2,170,918

Textiles, Apparel & Luxury Goods (0.2%)
Adidas AG	713	58,493
Burberry Group plc	1,494	24,149
Christian Dior S.A.	135	18,111
Cie Financiere Richemont S.A., Class A	1,778	106,623
Coach, Inc.	1,880	105,318
Fossil, Inc.*	426	36,082
Hugo Boss AG	251	22,095
Luxottica Group S.p.A.	749	26,498
LVMH Moet Hennessy Louis Vuitton S.A.	865	130,053
NIKE, Inc., Class B	2,505	237,750
Ralph Lauren Corp.	449	67,902
Swatch Group AG	82	32,713
Swatch Group AG (Registered)	403	28,002
VF Corp.	585	93,226

		987,015

Total Consumer Discretionary		13,028,976

Consumer Staples (3.1%)
Beverages (0.7%)
Anheuser-Busch InBev N.V.	2,735	232,562
Asahi Group Holdings Ltd.	1,300	32,050
Beam, Inc.	1,025	58,978
Brown-Forman Corp., Class B	982	64,075
Carlsberg A/S, Class B	364	32,250
Coca Cola Hellenic Bottling Co. S.A.*	394	7,352
Coca-Cola Amatil Ltd.	1,531	21,535
Coca-Cola Co.	25,830	979,732
Coca-Cola Enterprises, Inc.	1,855	58,006
Constellation Brands, Inc., Class A*	950	30,732
Diageo plc	8,524	239,434
Dr. Pepper Snapple Group, Inc.	1,370	61,006
Heineken N.V.	1,084	64,621
Kirin Holdings Co., Ltd.	3,000	40,133
Molson Coors Brewing Co., Class B	1,035	46,627
Monster Beverage Corp.*	1,000	54,160
PepsiCo, Inc.	10,370	733,885
Pernod-Ricard S.A.	721	80,895
Remy Cointreau S.A.	311	35,769
SABMiller plc	3,253	142,880

		3,016,682

Food & Staples Retailing (0.6%)
Aeon Co., Ltd.	2,000	22,629
Carrefour S.A.	1,240	25,718
Casino Guichard Perrachon S.A.	222	19,653
Colruyt S.A.	161	7,013
Costco Wholesale Corp.	2,945	294,868
CVS Caremark Corp.	8,530	413,023
Delhaize Group S.A.	463	17,876
Distribuidora Internacional de Alimentacion S.A.	2,149	11,861
FamilyMart Co., Ltd.	300	14,762
J Sainsbury plc	2,620	14,702
Jeronimo Martins SGPS S.A.	750	12,515
Kesko Oyj, Class B	234	6,630
Koninklijke Ahold N.V.	2,273	28,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	3,575	$84,155
Lawson, Inc.	200	15,377
Metcash Ltd.	3,395	12,467
Metro AG	1,011	30,239
Safeway, Inc.	1,550	24,939
Seven & I Holdings Co., Ltd.	2,600	79,859
Sysco Corp.	3,920	122,578
Tesco plc	27,358	146,670
Walgreen Co.	5,665	206,433
Wal-Mart Stores, Inc.	11,241	829,586
Wesfarmers Ltd.	3,428	121,824
Whole Foods Market, Inc.	1,185	115,419
WM Morrison Supermarkets plc	8,110	37,350
Woolworths Ltd.	4,179	124,671

		2,841,287

Food Products (0.7%)
Ajinomoto Co., Inc.	2,466	38,677
Archer-Daniels-Midland Co.	4,385	119,184
Associated British Foods plc	1,713	35,656
Barry Callebaut AG (Registered)*	28	25,976
Campbell Soup Co.	1,160	40,391
ConAgra Foods, Inc.	2,705	74,631
D.E Master Blenders 1753 N.V.*	2,030	24,456
Danone S.A.	1,969	121,225
Dean Foods Co.*	1,170	19,130
General Mills, Inc.	4,355	173,547
Golden Agri-Resources Ltd.	19,000	10,218
H.J. Heinz Co.	2,175	121,691
Hershey Co.	1,025	72,662
Hormel Foods Corp.	895	26,170
J.M. Smucker Co.	770	66,474
Kellogg Co.	1,620	83,689
Kerry Group plc, Class A	508	26,014
Kraft Foods, Inc., Class A	11,865	490,618
McCormick & Co., Inc. (Non-Voting)	850	52,734
Mead Johnson Nutrition Co.	1,355	99,294
MEIJI Holdings Co., Ltd.	200	9,931
Nestle S.A. (Registered)	11,240	708,700
Nippon Meat Packers, Inc.	1,000	12,840
Nissin Foods Holdings Co., Ltd.	300	11,763
Tate & Lyle plc	1,000	10,746
Tyson Foods, Inc., Class A	1,880	30,118
Unilever N.V. (CVA)	5,548	196,274
Unilever plc	4,372	158,989
Wilmar International Ltd.	11,000	29,131
Yakult Honsha Co., Ltd.	400	18,965
Yamazaki Baking Co., Ltd.	842	11,275

		2,921,169

Household Products (0.5%)
Clorox Co.	845	60,882
Colgate-Palmolive Co.	2,965	317,907
Henkel AG & Co. KGaA	327	21,334
Henkel AG & Co. KGaA (Preference)	607	48,276
Kimberly-Clark Corp.	2,690	230,748
Procter & Gamble Co.	18,430	1,278,305
Reckitt Benckiser Group plc	2,246	129,297
Svenska Cellulosa AB, Class B	1,647	30,589
Unicharm Corp.	400	22,963

		2,140,301

Personal Products (0.1%)
Avon Products, Inc.	2,830	45,139
Beiersdorf AG	304	22,306
Estee Lauder Cos., Inc., Class A	1,590	97,896
Kao Corp.	1,800	53,050
L’Oreal S.A.	819	101,309
Shiseido Co., Ltd.	800	10,979

		330,679

Tobacco (0.5%)
Altria Group, Inc.	13,545	452,268
British American Tobacco plc	6,706	344,303
Imperial Tobacco Group plc	3,409	126,171
Japan Tobacco, Inc.	3,065	91,981
Lorillard, Inc.	855	99,565
Philip Morris International, Inc.	11,325	1,018,571
Reynolds American, Inc.	2,145	92,964
Swedish Match AB	457	18,478

		2,244,301

Total Consumer Staples		13,494,419

Energy (2.9%)
Energy Equipment & Services (0.5%)
Aker Solutions ASA	738	13,977
AMEC plc	1,523	28,184
Baker Hughes, Inc.	2,945	133,202
Cameron International Corp.*	1,610	90,273
Cie Generale de Geophysique-Veritas*	995	31,326
Diamond Offshore Drilling, Inc.	450	29,614
Ensco plc, Class A	1,520	82,931
FMC Technologies, Inc.*	1,550	71,765
Fugro N.V. (CVA)	682	46,379
Halliburton Co.	6,155	207,362
Helmerich & Payne, Inc.	710	33,803
Nabors Industries Ltd.*	1,870	26,236
National Oilwell Varco, Inc.	2,880	230,717
Noble Corp.*	1,715	61,363
Petrofac Ltd.	557	14,346
Rowan Cos., plc, Class A*	780	26,341
Saipem S.p.A.	568	27,277
Schlumberger Ltd.	8,890	643,014
Seadrill Ltd.	1,199	46,818
Subsea 7 S.A.	835	19,268
Technip S.A.	213	23,679
Tenaris S.A.	2,449	49,976
Transocean Ltd.	1,369	61,063
WorleyParsons Ltd.	1,216	35,684

		2,034,598

Oil, Gas & Consumable Fuels (2.4%)
Alpha Natural Resources, Inc.*	1,418	9,316
Anadarko Petroleum Corp.	3,385	236,679
Apache Corp.	2,675	231,307
BG Group plc	11,567	233,480
BP plc	64,643	455,643
Cabot Oil & Gas Corp.	1,370	61,513
Chesapeake Energy Corp.	3,420	64,535
Chevron Corp.	13,100	1,526,936
ConocoPhillips	8,120	464,302
CONSOL Energy, Inc.	1,480	44,474
Denbury Resources, Inc.*	2,530	40,885
Devon Energy Corp.	2,550	154,275
Eni S.p.A.	8,186	179,041
EOG Resources, Inc.	1,855	207,853
EQT Corp.	975	57,525
Exxon Mobil Corp.	30,871	2,823,153
Galp Energia SGPS S.A., Class B	788	12,779
Hess Corp.	1,990	106,903
Idemitsu Kosan Co., Ltd.	300	24,603
INPEX Corp.	7	41,754
JX Holdings, Inc.	8,000	43,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kinder Morgan, Inc.	3,790	$134,621
Lundin Petroleum AB*	659	16,062
Marathon Oil Corp.	4,640	137,205
Marathon Petroleum Corp.	2,220	121,190
Murphy Oil Corp.	1,285	68,992
Neste Oil Oyj	276	3,618
Newfield Exploration Co.*	845	26,465
Noble Energy, Inc.	1,160	107,544
Occidental Petroleum Corp.	5,455	469,457
OMV AG	502	17,569
Origin Energy Ltd.	3,700	43,446
Peabody Energy Corp.	1,745	38,896
Phillips 66	4,210	195,218
Pioneer Natural Resources Co.	830	86,652
QEP Resources, Inc.	1,160	36,726
Range Resources Corp.	1,085	75,809
Repsol S.A.	2,703	52,415
Royal Dutch Shell plc, Class A	12,495	432,190
Royal Dutch Shell plc, Class B	9,065	321,747
Santos Ltd.	2,028	23,897
Southwestern Energy Co.*	2,260	78,603
Spectra Energy Corp.	4,360	128,010
Statoil ASA	3,801	98,128
Sunoco, Inc.	710	33,249
Tesoro Corp.	905	37,919
TonenGeneral Sekiyu KK	1,000	8,675
Total S.A.	7,230	358,629
Tullow Oil plc	3,083	68,204
Valero Energy Corp.	3,625	114,840
Whitehaven Coal Ltd.	3,117	9,279
Williams Cos., Inc.	4,170	145,825
Woodside Petroleum Ltd.	2,195	75,456
WPX Energy, Inc.*	1,290	21,401

		10,608,665

Total Energy		12,643,263

Financials (4.8%)
Capital Markets (0.5%)
3i Group plc	2,590	9,314
Aberdeen Asset Management plc	2,968	14,910
Ameriprise Financial, Inc.	1,430	81,067
Bank of New York Mellon Corp.	7,840	177,341
BlackRock, Inc.	845	150,663
Charles Schwab Corp.	7,290	93,239
Credit Suisse Group AG (Registered)*	2,450	51,918
Daiwa Securities Group, Inc.	4,000	15,223
Deutsche Bank AG (Registered)	3,166	125,085
E*TRADE Financial Corp.*	1,625	14,316
Federated Investors, Inc., Class B	585	12,104
Franklin Resources, Inc.	965	120,692
Goldman Sachs Group, Inc.	3,030	344,450
ICAP plc	4,267	22,125
Invesco Ltd.	2,910	72,721
Investec plc	2,377	14,678
Julius Baer Group Ltd.*	966	33,689
Legg Mason, Inc.	725	17,893
Macquarie Group Ltd.	748	22,082
Morgan Stanley	9,190	153,841
Nomura Holdings, Inc.	12,400	44,331
Northern Trust Corp.	1,450	67,302
Partners Group Holding AG	333	69,291
Ratos AB, Class B	2,192	19,338
Schroders plc	501	12,281
State Street Corp.	3,225	135,321
T. Rowe Price Group, Inc.	1,675	106,027
UBS AG (Registered)*	12,396	150,914

		2,152,156

Commercial Banks (1.5%)
Aozora Bank Ltd.	4,000	12,250
Australia & New Zealand Banking Group Ltd.	9,127	234,319
Banco Bilbao Vizcaya Argentaria S.A.	16,132	126,725
Banco de Sabadell S.A.*	7,069	18,986
Banco Espirito Santo S.A. (Registered)*	8,569	6,233
Banco Popular Espanol S.A.	2,215	4,842
Banco Santander S.A.*	31,885	237,443
Bank Leumi Le-Israel B.M.*	9,957	27,863
Bank of East Asia Ltd.	5,200	19,515
Bank of Kyoto Ltd.	1,415	11,985
Bank of Yokohama Ltd.	3,000	14,262
Bankia S.A.*	3,870	6,465
Banque Cantonale Vaudoise (Registered)	8	4,147
Barclays plc	39,482	136,979
BB&T Corp.	4,675	155,023
Bendigo and Adelaide Bank Ltd.	2,573	20,498
BOC Hong Kong Holdings Ltd.	8,000	25,432
CaixaBank	1,649	6,200
Chiba Bank Ltd.	2,000	11,635
Chugoku Bank Ltd.	1,475	20,791
Comerica, Inc.	1,290	40,055
Commerzbank AG*	7,807	13,935
Commonwealth Bank of Australia	5,386	311,581
Credit Agricole S.A.*	10,061	69,428
Danske Bank A/S*	2,221	40,083
DBS Group Holdings Ltd.	6,000	70,355
DNB ASA	2,098	25,726
Erste Group Bank AG*	732	16,335
Fifth Third Bancorp	6,105	94,689
First Horizon National Corp.	1,635	15,745
Fukuoka Financial Group, Inc.	3,000	12,186
Hachijuni Bank Ltd.	4,000	22,194
Hang Seng Bank Ltd.	1,600	24,534
HSBC Holdings plc	61,325	567,725
Huntington Bancshares, Inc./Ohio	5,675	39,158
Intesa Sanpaolo S.p.A.	21,633	32,887
Joyo Bank Ltd.	4,000	19,580
KBC Groep N.V.	647	15,523
KeyCorp	6,260	54,712
Lloyds Banking Group plc*	140,755	88,257
M&T Bank Corp.	840	79,934
Mitsubishi UFJ Financial Group, Inc.	43,362	203,364
Mizuho Financial Group, Inc.	77,700	126,447
National Australia Bank Ltd.	7,625	201,611
Natixis S.A.	16,710	52,609
Nordea Bank AB	8,960	88,593
Oversea-Chinese Banking Corp., Ltd.	9,000	68,497
PNC Financial Services Group, Inc.	3,580	225,898
Raiffeisen Bank International AG	137	4,962
Regions Financial Corp.	9,360	67,486
Resona Holdings, Inc.	6,400	26,243
Royal Bank of Scotland Group plc*	7,067	29,328
Seven Bank Ltd.	6,746	20,573
Shinsei Bank Ltd.	9,000	11,648
Shizuoka Bank Ltd.	1,000	10,238
Skandinaviska Enskilda Banken AB, Class A	3,935	32,947
Societe Generale S.A.*	2,886	81,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Standard Chartered plc	8,120	$183,570
Sumitomo Mitsui Financial Group, Inc.	4,600	143,824
Sumitomo Mitsui Trust Holdings, Inc.	11,000	32,701
SunTrust Banks, Inc.	3,540	100,076
Svenska Handelsbanken AB, Class A	1,052	39,413
Swedbank AB, Class A	1,765	33,157
U.S. Bancorp	12,625	433,038
UniCredit S.p.A.*	8,690	36,092
United Overseas Bank Ltd.	4,000	64,048
Wells Fargo & Co.	32,760	1,131,203
Westpac Banking Corp.	10,403	268,157
Zions Bancorp	1,170	24,166

		6,498,065

Consumer Finance (0.2%)
Aeon Credit Service Co., Ltd.	1,000	21,527
American Express Co.	6,595	374,992
Capital One Financial Corp.	3,922	223,593
Credit Saison Co., Ltd.	600	14,508
Discover Financial Services	3,460	137,466
SLM Corp.	3,100	48,732

		820,818

Diversified Financial Services (0.7%)
ASX Ltd.	570	17,484
Bank of America Corp.	71,974	635,530
Citigroup, Inc.	19,580	640,658
CME Group, Inc.	2,060	118,038
Deutsche Boerse AG	674	37,300
Eurazeo S.A.	1,228	56,257
Exor S.p.A.	2,138	53,767
First Pacific Co., Ltd.	27,221	29,594
Groupe Bruxelles Lambert S.A.	275	20,408
Hong Kong Exchanges and Clearing Ltd.	3,500	52,901
ING Groep N.V. (CVA)*	8,224	64,984
IntercontinentalExchange, Inc.*	513	68,439
Investment AB Kinnevik, Class B	2,767	57,456
Investor AB, Class B	1,305	28,727
JPMorgan Chase & Co.	25,330	1,025,358
Leucadia National Corp.	1,285	29,234
London Stock Exchange Group plc	799	12,167
Mitsubishi UFJ Lease & Finance Co., Ltd.	280	11,804
Moody’s Corp.	1,285	56,759
NASDAQ OMX Group, Inc.	785	18,287
NYSE Euronext	1,635	40,303
ORIX Corp.	360	36,166
Pargesa Holding S.A.	261	17,289
Pohjola Bank plc, Class A	497	6,540
Singapore Exchange Ltd.	8,076	46,066
Wendel S.A.	546	46,098

		3,227,614

Insurance (1.1%)
ACE Ltd.	2,245	169,722
Admiral Group plc	689	11,716
Aegon N.V.	15,822	82,243
Aflac, Inc.	3,140	150,343
Ageas	680	16,306
AIA Group Ltd.	34,869	129,960
Allianz SE (Registered)	1,551	184,542
Allstate Corp.	3,190	126,356
American International Group, Inc.*	7,794	255,565
Aon plc	2,125	111,116
Assicurazioni Generali S.p.A.	3,977	57,188
Assurant, Inc.	535	19,955
Aviva plc	9,898	50,939
Berkshire Hathaway, Inc., Class B*	12,260	1,081,332
Chubb Corp.	1,760	134,253
Cincinnati Financial Corp.	935	35,427
CNP Assurances S.A.	1,649	21,540
Dai-ichi Life Insurance Co., Ltd.	29	32,924
Genworth Financial, Inc., Class A*	3,225	16,867
Gjensidige Forsikring ASA	2,151	29,831
Hannover Rueckversicherung AG (Registered)	410	26,199
Hartford Financial Services Group, Inc.	2,855	55,501
Insurance Australia Group Ltd.	5,326	24,143
Legal & General Group plc	20,002	42,603
Lincoln National Corp.	1,845	44,630
Loews Corp.	2,095	86,440
Mapfre S.A.	5,037	13,800
Marsh & McLennan Cos., Inc.	3,640	123,505
MetLife, Inc.	7,060	243,288
MS&AD Insurance Group Holdings, Inc.	1,700	29,430
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	611	95,398
NKSJ Holdings, Inc.	1,000	19,580
Old Mutual plc	16,577	45,480
Principal Financial Group, Inc.	1,845	49,704
Progressive Corp.	3,710	76,945
Prudential Financial, Inc.	3,150	171,706
Prudential plc	8,679	112,329
QBE Insurance Group Ltd.	3,943	52,966
Resolution Ltd.	9,267	32,488
RSA Insurance Group plc	7,580	13,525
Sampo Oyj, Class A	1,427	44,395
SCOR SE	771	19,880
Sony Financial Holdings, Inc.	667	11,436
Standard Life plc	8,017	35,303
Suncorp Group Ltd.	2,762	26,473
Swiss Reinsurance AG*	1,200	77,129
T&D Holdings, Inc.	1,250	13,535
Tokio Marine Holdings, Inc.	2,500	63,877
Torchmark Corp.	652	33,480
Travelers Cos., Inc.	2,565	175,087
Tryg A/S	69	4,483
Unum Group	1,780	34,212
Vienna Insurance Group AG Wiener Versicherung Gruppe	115	4,877
XL Group plc	2,020	48,541
Zurich Insurance Group AG*	502	125,006

		4,795,499

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	2,685	191,682
Apartment Investment & Management Co. (REIT), Class A	920	23,911
AvalonBay Communities, Inc. (REIT)	645	87,714
Boston Properties, Inc. (REIT)	1,075	118,906
British Land Co. plc (REIT)	1,813	15,282
Capital Shopping Centres Group plc (REIT)	2,306	12,184
CapitaMall Trust (REIT)	10,000	16,460
Centro Retail Australia (REIT)	13,826	29,974
CFS Retail Property Trust Group (REIT)	7,225	14,464
Dexus Property Group (REIT)	41,622	41,016
Equity Residential (REIT)	1,990	114,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Fonciere des Regions (REIT)	268	$20,147
Gecina S.A. (REIT)	200	20,473
Goodman Group (REIT)	4,970	20,415
GPT Group (REIT)	5,754	20,293
Hammerson plc (REIT)	1,900	13,837
HCP, Inc. (REIT)	2,850	126,768
Health Care REIT, Inc. (REIT)	1,580	91,245
Host Hotels & Resorts, Inc. (REIT)	4,795	76,960
ICADE (REIT)	234	19,064
Japan Real Estate Investment Corp. (REIT)	1	10,072
Japan Retail Fund Investment Corp. (REIT)	7	12,513
Kimco Realty Corp. (REIT)	2,650	53,715
Klepierre S.A. (REIT)	576	20,200
Land Securities Group plc (REIT)	2,654	32,635
Link REIT (REIT)	5,500	26,067
Mirvac Group (REIT)	29,319	43,490
Nippon Building Fund, Inc. (REIT)	2	21,553
Plum Creek Timber Co., Inc. (REIT)	1,035	45,374
Prologis, Inc. (REIT)	3,022	105,861
Public Storage (REIT)	965	134,299
Simon Property Group, Inc. (REIT)	2,090	317,283
Stockland Corp., Ltd. (REIT)	5,699	19,745
Unibail-Rodamco S.A. (REIT)	257	51,223
Ventas, Inc. (REIT)	1,979	123,193
Vornado Realty Trust (REIT)	1,120	90,776
Westfield Group (REIT)	7,471	78,737
Westfield Retail Trust (REIT)	7,158	21,458
Weyerhaeuser Co. (REIT)	3,590	93,843

		2,377,317

Real Estate Management & Development (0.2%)
Aeon Mall Co., Ltd.	500	12,237
CapitaLand Ltd.	8,000	20,730
CBRE Group, Inc., Class A*	1,930	35,531
Cheung Kong Holdings Ltd.	5,000	73,317
City Developments Ltd.	2,000	19,133
Daito Trust Construction Co., Ltd.	200	20,118
Daiwa House Industry Co., Ltd.	2,000	29,036
Global Logistic Properties Ltd.	10,321	21,110
Hang Lung Group Ltd.	3,000	19,016
Hang Lung Properties Ltd.	5,000	17,088
Henderson Land Development Co., Ltd.	3,000	21,589
Immofinanz AG*	3,661	13,281
Kerry Properties Ltd.	7,000	35,388
Lend Lease Group	2,460	20,031
Mitsubishi Estate Co., Ltd.	4,000	76,576
Mitsui Fudosan Co., Ltd.	3,000	60,085
New World Development Co., Ltd.	21,854	33,877
Nomura Real Estate Holdings, Inc.	1,036	18,214
Sino Land Co., Ltd.	12,000	22,440
Sumitomo Realty & Development Co., Ltd.	1,000	26,550
Sun Hung Kai Properties Ltd.	5,000	73,252
Swire Pacific Ltd., Class A	2,000	24,503
Tokyu Land Corp.	4,000	21,425
Wharf Holdings Ltd.	3,000	20,834
Wheelock & Co., Ltd.	8,000	34,511

		769,872

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	3,130	24,915
People’s United Financial, Inc.	2,330	28,286

		53,201

Total Financials		20,694,542

Health Care (3.2%)
Biotechnology (0.4%)
Alexion Pharmaceuticals, Inc.*	1,270	145,288
Amgen, Inc.	5,121	431,803
Biogen Idec, Inc.*	1,610	240,260
Celgene Corp.*	2,910	222,324
CSL Ltd.	1,769	84,409
Gilead Sciences, Inc.*	5,065	335,962
Grifols S.A.*	508	16,777

		1,476,823

Health Care Equipment & Supplies (0.4%)
Baxter International, Inc.	3,630	218,744
Becton, Dickinson and Co.	1,315	103,306
Boston Scientific Corp.*	9,395	53,927
C.R. Bard, Inc.	575	60,174
CareFusion Corp.*	1,430	40,598
Cie Generale d’Optique Essilor International S.A.	693	64,894
Coloplast A/S, Class B	49	10,203
Covidien plc	3,165	188,064
DENTSPLY International, Inc.	905	34,517
Edwards Lifesciences Corp.*	769	82,568
Getinge AB, Class B	1,326	40,009
Intuitive Surgical, Inc.*	307	152,158
Medtronic, Inc.	6,810	293,647
Olympus Corp.*	700	13,634
Smith & Nephew plc	3,052	33,685
Sonova Holding AG (Registered)*	466	47,096
St. Jude Medical, Inc.	2,065	86,999
Stryker Corp.	1,935	107,702
Sysmex Corp.	300	14,435
Terumo Corp.	400	17,222
Varian Medical Systems, Inc.*	720	43,430
William Demant Holding A/S*	147	13,176
Zimmer Holdings, Inc.	1,170	79,115

		1,799,303

Health Care Providers & Services (0.4%)
Aetna, Inc.	2,185	86,526
AmerisourceBergen Corp.	1,635	63,291
Cardinal Health, Inc.	2,260	88,072
Celesio AG	666	11,875
Cigna Corp.	1,875	88,444
Coventry Health Care, Inc.	905	37,730
DaVita, Inc.*	635	65,792
Express Scripts Holding Co.*	5,389	337,729
Fresenius Medical Care AG & Co. KGaA	715	52,427
Fresenius SE & Co. KGaA	422	48,991
Humana, Inc.	1,090	76,464
Laboratory Corp. of America Holdings*	645	59,643
McKesson Corp.	1,565	134,637
Medipal Holdings Corp.	1,100	15,138
Patterson Cos., Inc.	575	19,688
Quest Diagnostics, Inc.	1,035	65,650
Ramsay Health Care Ltd.	1,068	26,610
Sonic Healthcare Ltd.	1,540	21,645
Tenet Healthcare Corp.*	2,690	16,866
UnitedHealth Group, Inc.	6,925	383,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
WellPoint, Inc.	2,165	$125,592

		1,826,524

Health Care Technology (0.0%)
Cerner Corp.*	970	75,088

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	2,260	86,897
Life Technologies Corp.*	1,160	56,701
PerkinElmer, Inc.	710	20,924
QIAGEN N.V.*	646	11,887
Thermo Fisher Scientific, Inc.	2,405	141,486
Waters Corp.*	585	48,748

		366,643

Pharmaceuticals (1.9%)
Abbott Laboratories	10,460	717,138
Allergan, Inc.	2,050	187,739
Astellas Pharma, Inc.	1,500	76,211
AstraZeneca plc	4,348	207,475
Bayer AG (Registered)	2,817	241,924
Bristol-Myers Squibb Co.	11,205	378,169
Chugai Pharmaceutical Co., Ltd.	700	14,666
Daiichi Sankyo Co., Ltd.	2,300	38,019
Dainippon Sumitomo Pharma Co., Ltd.	1,800	19,790
Eisai Co., Ltd.	900	40,595
Elan Corp. plc*	1,712	18,458
Eli Lilly and Co.	6,810	322,862
Forest Laboratories, Inc.*	1,540	54,839
GlaxoSmithKline plc	17,196	396,390
Hisamitsu Pharmaceutical Co., Inc.	300	16,588
Hospira, Inc.*	1,040	34,133
Johnson & Johnson	18,450	1,271,389
Kyowa Hakko Kirin Co., Ltd.	1,000	12,084
Merck & Co., Inc.	20,310	915,981
Merck KGaA	179	22,082
Mitsubishi Tanabe Pharma Corp.	1,000	15,210
Mylan, Inc.*	2,675	65,270
Novartis AG (Registered)	7,835	479,430
Novo Nordisk A/S, Class B	1,387	219,113
Ono Pharmaceutical Co., Ltd.	200	12,314
Orion Oyj, Class B	331	7,082
Otsuka Holdings Co., Ltd.	1,235	38,297
Perrigo Co.	640	74,349
Pfizer, Inc.	49,830	1,238,275
Roche Holding AG	2,393	447,050
Sanofi S.A.	4,111	350,516
Santen Pharmaceutical Co., Ltd.	400	18,401
Shionogi & Co., Ltd.	900	13,747
Shire plc	1,916	56,124
Taisho Pharmaceutical Holdings Co., Ltd.	154	12,570
Takeda Pharmaceutical Co., Ltd.	2,700	124,378
Teva Pharmaceutical Industries Ltd.	3,209	131,959
UCB S.A.	375	20,620
Watson Pharmaceuticals, Inc.*	840	71,534

		8,382,771

Total Health Care		13,927,152

Industrials (3.0%)
Aerospace & Defense (0.5%)
BAE Systems plc	11,026	57,883
Boeing Co.	4,505	313,638
Cobham plc	5,476	19,604
European Aeronautic Defence and Space Co. N.V.	1,399	44,342
General Dynamics Corp.	2,275	150,423
Honeywell International, Inc.	5,200	310,700
L-3 Communications Holdings, Inc.	650	46,612
Lockheed Martin Corp.	1,840	171,819
Meggitt plc	2,031	12,951
Northrop Grumman Corp.	1,640	108,945
Precision Castparts Corp.	965	157,623
Raytheon Co.	2,210	126,324
Rockwell Collins, Inc.	925	49,617
Rolls-Royce Holdings plc*	6,377	86,809
Safran S.A.	580	20,858
Singapore Technologies Engineering Ltd.	8,000	23,077
Textron, Inc.	1,805	47,237
Thales S.A.	551	18,923
United Technologies Corp.	5,595	438,033
Zodiac Aerospace	194	18,942

		2,224,360

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,090	63,820
Deutsche Post AG (Registered)	2,883	56,313
Expeditors International of Washington, Inc.	1,365	49,631
FedEx Corp.	1,975	167,125
United Parcel Service, Inc., Class B	4,835	346,041
Yamato Holdings Co., Ltd.	900	14,254

		697,184

Airlines (0.0%)
All Nippon Airways Co., Ltd.	4,000	8,406
Cathay Pacific Airways Ltd.	15,060	24,511
Deutsche Lufthansa AG (Registered)	1,416	19,197
International Consolidated Airlines Group S.A.*	2,489	5,984
Singapore Airlines Ltd.	2,000	17,503
Southwest Airlines Co.	4,945	43,368

		118,969

Building Products (0.1%)
Asahi Glass Co., Ltd.	3,000	19,990
Assa Abloy AB, Class B	951	30,866
Cie de Saint-Gobain S.A.	1,368	48,054
Daikin Industries Ltd.	500	12,961
LIXIL Group Corp.	600	14,316
Masco Corp.	2,330	35,066
TOTO Ltd.	2,000	14,710

		175,963

Commercial Services & Supplies (0.2%)
Aggreko plc	910	33,989
Avery Dennison Corp.	650	20,683
Babcock International Group plc	1,036	15,508
Brambles Ltd.	3,178	23,142
Cintas Corp.	710	29,429
Dai Nippon Printing Co., Ltd.	3,000	20,912
Edenred	697	19,584
G4S plc	3,029	12,996
Iron Mountain, Inc.	1,025	34,963
Pitney Bowes, Inc.	1,295	17,897
R.R. Donnelley & Sons Co.	1,175	12,455
Republic Services, Inc.	1,960	53,920
Secom Co., Ltd.	700	36,507
Serco Group plc	1,469	13,758
Societe BIC S.A.	103	12,445
Stericycle, Inc.*	575	52,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Toppan Printing Co., Ltd.	2,000	$11,609
Tyco International Ltd.	3,030	170,468
Waste Management, Inc.	2,830	90,786

		683,100

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	304	6,262
Balfour Beatty plc	2,949	14,462
Bouygues S.A.	665	16,237
Chiyoda Corp.	1,000	15,556
Ferrovial S.A.	1,374	17,877
Fluor Corp.	1,100	61,908
Jacobs Engineering Group, Inc.*	840	33,961
JGC Corp.	471	15,722
Kajima Corp.	4,000	10,918
Leighton Holdings Ltd.	2,474	42,652
Obayashi Corp.	3,000	13,685
Quanta Services, Inc.*	1,355	33,469
Shimizu Corp.	7,000	23,590
Skanska AB, Class B	1,359	21,992
Taisei Corp.	5,595	16,059
Vinci S.A.	1,544	65,764

		410,114

Electrical Equipment (0.2%)
ABB Ltd. (Registered)*	7,490	140,482
Alstom S.A.	517	18,127
Cooper Industries plc	1,130	84,818
Emerson Electric Co.	4,835	233,385
Legrand S.A.	609	22,954
Mitsubishi Electric Corp.	7,000	51,666
Nidec Corp.	400	29,267
Rockwell Automation, Inc.	915	63,638
Roper Industries, Inc.	645	70,879
Sumitomo Electric Industries Ltd.	2,600	27,486

		742,702

Industrial Conglomerates (0.6%)
3M Co.	4,290	396,482
Danaher Corp.	3,890	214,534
Delek Group Ltd.	64	10,706
Fraser and Neave Ltd.	4,000	28,944
General Electric Co.	70,490	1,600,828
Hutchison Whampoa Ltd.	7,000	67,887
Keppel Corp., Ltd.	3,000	27,868
Koninklijke Philips Electronics N.V.	2,887	67,354
Orkla ASA	1,657	12,585
SembCorp Industries Ltd.	8,000	36,962
Siemens AG (Registered)	2,802	279,451
Smiths Group plc	843	14,116

		2,757,717

Machinery (0.6%)
Alfa Laval AB	1,407	25,511
Amada Co., Ltd.	2,000	8,765
Andritz AG	248	14,045
Atlas Copco AB, Class A	1,442	33,653
Atlas Copco AB, Class B	3,208	67,102
Caterpillar, Inc.	4,410	379,436
Cummins, Inc.	1,185	109,269
Deere & Co.	2,610	215,299
Dover Corp.	1,220	72,578
Eaton Corp.	2,295	108,462
FANUC Corp.	636	102,523
Fiat Industrial S.p.A.	2,488	24,315
Flowserve Corp.	380	48,541
GEA Group AG	798	24,145
Hino Motors Ltd.	2,000	13,096
Hitachi Construction Machinery Co., Ltd.	500	8,092
IHI Corp.	5,000	11,148
Illinois Tool Works, Inc.	2,915	173,355
IMI plc	2,008	29,183
Ingersoll-Rand plc	1,955	87,623
Invensys plc	7,398	27,966
Joy Global, Inc.	710	39,803
JTEKT Corp.	1,800	14,231
Kawasaki Heavy Industries Ltd.	4,000	7,945
Komatsu Ltd.	3,200	63,024
Kone Oyj, Class B	530	36,676
Kubota Corp.	4,000	40,492
Kurita Water Industries Ltd.	500	11,078
Makita Corp.	300	11,648
MAN SE	152	13,917
Metso Oyj	435	15,546
Mitsubishi Heavy Industries Ltd.	10,000	43,311
Nabtesco Corp.	523	9,603
NGK Insulators Ltd.	1,000	11,981
NSK Ltd.	2,000	11,609
PACCAR, Inc.	2,330	93,258
Pall Corp.	770	48,887
Parker Hannifin Corp.	975	81,490
Pentair, Inc.	676	30,089
Sandvik AB	2,156	29,261
Scania AB, Class B	3,164	58,041
Schindler Holding AG (Registered)	158	19,504
SembCorp Marine Ltd.	5,000	20,249
SKF AB, Class B	1,184	25,541
SMC Corp.	200	32,240
Snap-on, Inc.	390	28,029
Stanley Black & Decker, Inc.	1,100	83,875
Sumitomo Heavy Industries Ltd.	6,000	20,528
THK Co., Ltd.	900	13,816
Vallourec S.A.	192	8,130
Volvo AB, Class B	2,988	41,894
Wartsila Oyj	571	19,775
Weir Group plc	454	12,961
Xylem, Inc.	1,170	29,425
Zardoya Otis S.A.	1,011	11,888

		2,623,852

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	3	20,333
A. P. Moller - Maersk A/S, Class B	4	28,627
Kuehne + Nagel International AG (Registered)	287	32,408
Mitsui O.S.K. Lines Ltd.	3,000	6,996
Nippon Yusen KK	4,000	7,073

		95,437

Professional Services (0.1%)
Adecco S.A. (Registered)*	1,095	52,113
Bureau Veritas S.A.	212	21,773
Capita plc	3,165	39,584
Dun & Bradstreet Corp.	320	25,478
Equifax, Inc.	780	36,332
Experian plc	3,423	56,878
Intertek Group plc	344	15,220
Robert Half International, Inc.	905	24,100
SGS S.A. (Registered)	21	43,139

		314,617

Road & Rail (0.2%)
Asciano Ltd.	3,828	17,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Central Japan Railway Co.	500	$43,952
CSX Corp.	6,900	143,175
DSV A/S	408	9,171
East Japan Railway Co.	1,200	79,498
Hankyu Hanshin Holdings, Inc.	3,000	16,222
Keikyu Corp.	1,000	9,431
Keio Corp.	2,000	15,095
Keisei Electric Railway Co., Ltd.	1,467	13,253
Kintetsu Corp.	6,000	23,526
MTR Corp., Ltd.	5,500	20,854
Nippon Express Co., Ltd.	3,000	11,379
Norfolk Southern Corp.	2,150	136,804
Odakyu Electric Railway Co., Ltd.	2,000	21,040
QR National Ltd.	4,600	16,271
Ryder System, Inc.	330	12,890
Tobu Railway Co., Ltd.	2,000	10,764
Tokyu Corp.	2,000	9,559
Union Pacific Corp.	3,165	375,686
West Japan Railway Co.	365	15,598

		1,001,520

Trading Companies & Distributors (0.1%)
Brenntag AG	142	18,175
Bunzl plc	803	14,380
Fastenal Co.	1,840	79,102
ITOCHU Corp.	5,000	50,679
Marubeni Corp.	6,000	38,288
Mitsubishi Corp.	4,800	87,278
Mitsui & Co., Ltd.	5,900	83,011
Sumitomo Corp.	3,800	51,274
Toyota Tsusho Corp.	600	12,832
W.W. Grainger, Inc.	396	82,514
Wolseley plc	971	41,426

		558,959

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	1,249	18,378
Aeroports de Paris S.A.	259	20,655
Atlantia S.p.A.	2,719	42,208
Auckland International Airport Ltd.	3,530	7,665
Groupe Eurotunnel S.A. (Registered)	2,340	16,485
Hutchison Port Holdings Trust, Class U	26,162	18,968
Koninklijke Vopak N.V.	1,164	81,730
Sydney Airport	6,727	22,050
Transurban Group	3,195	19,885

		248,024

Total Industrials		12,652,518

Information Technology (4.4%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	35,310	674,068
F5 Networks, Inc.*	525	54,967
Harris Corp.	720	36,878
JDS Uniphase Corp.*	1,480	18,330
Juniper Networks, Inc.*	3,470	59,372
Motorola Solutions, Inc.	1,925	97,309
Nokia Oyj	12,756	32,948
QUALCOMM, Inc.	11,395	712,074
Telefonaktiebolaget LM Ericsson, Class B	10,258	93,463

		1,779,409

Computers & Peripherals (1.2%)
Apple, Inc.	6,286	4,194,396
Dell, Inc.	9,655	95,198
EMC Corp.*	13,970	380,962
Fujitsu Ltd.	6,000	22,527
Gemalto N.V.	559	49,170
Hewlett-Packard Co.	13,085	223,230
NEC Corp.*	6,000	9,534
NetApp, Inc.*	2,380	78,254
SanDisk Corp.*	1,560	67,751
Seagate Technology plc	2,300	71,300
Toshiba Corp.	14,000	44,849
Western Digital Corp.	1,490	57,708

		5,294,879

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,040	61,235
Corning, Inc.	9,875	129,856
FLIR Systems, Inc.	975	19,476
Fujifilm Holdings Corp.	1,600	26,817
Hexagon AB, Class B	764	16,376
Hirose Electric Co., Ltd.	100	11,212
Hitachi High-Technologies Corp.	441	10,641
Hitachi Ltd.	15,000	83,419
Hoya Corp.	1,500	32,964
Ibiden Co., Ltd.	200	2,924
Jabil Circuit, Inc.	1,165	21,809
Keyence Corp.	200	51,256
Kyocera Corp.	500	43,311
Molex, Inc.	895	23,521
Murata Manufacturing Co., Ltd.	700	37,269
Nippon Electric Glass Co., Ltd.	1,000	5,523
Omron Corp.	600	11,532
TDK Corp.	300	11,171
TE Connectivity Ltd.	2,870	97,609

		697,921

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	1,170	44,764
DeNA Co., Ltd.	449	14,913
eBay, Inc.*	7,765	375,904
Google, Inc., Class A*	1,786	1,347,537
Gree, Inc.	458	8,386
United Internet AG (Registered)	705	14,378
VeriSign, Inc.*	1,040	50,638
Yahoo! Japan Corp.	37	14,095
Yahoo!, Inc.*	6,900	110,227

		1,980,842

IT Services (0.8%)
Accenture plc, Class A	4,260	298,328
Amadeus IT Holding S.A., Class A	1,067	24,859
Automatic Data Processing, Inc.	3,235	189,765
Cap Gemini S.A.	1,188	50,265
Cognizant Technology Solutions Corp., Class A*	2,000	139,840
Computer Sciences Corp.	985	31,727
Computershare Ltd.	1,039	8,945
Fidelity National Information Services, Inc.	1,665	51,981
Fiserv, Inc.*	915	67,737
International Business Machines Corp.	7,205	1,494,677
ITOCHU Techno-Solutions Corp.	200	10,405
Mastercard, Inc., Class A	741	334,547
Nomura Research Institute Ltd.	500	10,309
NTT Data Corp.	3	9,414
Paychex, Inc.	2,085	69,410
SAIC, Inc.	1,810	21,792
Teradata Corp.*	1,100	82,951
Total System Services, Inc.	1,035	24,530
Visa, Inc., Class A	3,510	471,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Western Union Co.	4,020	$73,244

		3,466,049

Office Electronics (0.1%)
Brother Industries Ltd.	2,300	21,338
Canon, Inc.	3,877	123,951
Konica Minolta Holdings, Inc.	1,500	11,532
Ricoh Co., Ltd.	2,000	16,889
Xerox Corp.	8,655	63,527

		237,237

Semiconductors & Semiconductor Equipment (0.4%)
Advanced Micro Devices, Inc.*	3,965	13,362
Advantest Corp.	706	9,182
Altera Corp.	2,075	70,519
Analog Devices, Inc.	1,940	76,029
Applied Materials, Inc.	8,225	91,832
ARM Holdings plc	4,686	43,510
ASM Pacific Technology Ltd.	700	8,283
ASML Holding N.V.	1,725	92,193
Broadcom Corp., Class A*	3,460	119,647
First Solar, Inc.*	380	8,415
Infineon Technologies AG	2,333	14,804
Intel Corp.	33,385	757,172
KLA-Tencor Corp.	1,100	52,475
Lam Research Corp.*	1,219	38,746
Linear Technology Corp.	1,480	47,138
LSI Corp.*	3,725	25,740
Mellanox Technologies Ltd.*	120	12,596
Microchip Technology, Inc.	1,230	40,270
Micron Technology, Inc.*	6,705	40,129
NVIDIA Corp.*	4,050	54,027
Rohm Co., Ltd.	700	23,573
STMicroelectronics N.V.	2,550	13,740
Teradyne, Inc.*	1,220	17,348
Texas Instruments, Inc.	7,590	209,105
Tokyo Electron Ltd.	400	17,043
Xilinx, Inc.	1,735	57,966

		1,954,844

Software (0.8%)
Adobe Systems, Inc.*	3,235	105,008
Autodesk, Inc.*	1,490	49,721
BMC Software, Inc.*	950	39,415
CA, Inc.	2,205	56,812
Citrix Systems, Inc.*	1,230	94,181
Dassault Systemes S.A.	245	25,741
Electronic Arts, Inc.*	2,045	25,951
Intuit, Inc.	1,845	108,634
Konami Corp.	400	9,088
Microsoft Corp.	50,345	1,499,274
Nexon Co., Ltd.*	932	12,814
NICE Systems Ltd.*	189	6,297
Nintendo Co., Ltd.	400	50,692
Oracle Corp.	25,385	799,374
Oracle Corp. Japan	300	15,473
Red Hat, Inc.*	1,285	73,168
Sage Group plc	2,826	14,302
Salesforce.com, Inc.*	909	138,795
SAP AG	3,134	221,947
Symantec Corp.*	4,600	82,800
Trend Micro, Inc.	400	11,174

		3,440,661

Total Information Technology		18,851,842

Materials (1.5%)
Chemicals (0.8%)
Air Liquide S.A.	1,064	131,875
Air Products and Chemicals, Inc.	1,415	117,021
Airgas, Inc.	455	37,447
Akzo Nobel N.V.	1,446	81,741
Arkema S.A.	395	36,983
Asahi Kasei Corp.	3,000	15,492
BASF SE	3,128	263,889
CF Industries Holdings, Inc.	446	99,119
Dow Chemical Co.	7,945	230,087
E.I. du Pont de Nemours & Co.	6,265	314,942
Eastman Chemical Co.	1,000	57,010
Ecolab, Inc.	1,740	112,769
FMC Corp.	970	53,719
Givaudan S.A. (Registered)*	55	52,193
Hitachi Chemical Co., Ltd.	600	8,111
Incitec Pivot Ltd.	5,609	17,338
International Flavors & Fragrances, Inc.	515	30,684
Israel Chemicals Ltd.	1,222	14,871
Israel Corp., Ltd.	18	11,442
Johnson Matthey plc	440	17,145
JSR Corp.	600	9,841
K+S AG (Registered)	376	18,489
Kansai Paint Co., Ltd.	1,148	12,725
Kuraray Co., Ltd.	1,000	11,366
Lanxess AG	251	20,814
Linde AG	583	100,391
LyondellBasell Industries N.V., Class A	2,260	116,752
Mitsubishi Chemical Holdings Corp.	3,000	11,494
Mitsubishi Gas Chemical Co., Inc.	2,000	10,046
Mitsui Chemicals, Inc.	7,000	13,724
Monsanto Co.	3,590	326,762
Mosaic Co.	1,845	106,290
Nitto Denko Corp.	400	19,067
Novozymes A/S, Class B	832	22,931
Orica Ltd.	781	20,148
PPG Industries, Inc.	1,035	118,859
Praxair, Inc.	2,050	212,954
Sherwin-Williams Co.	575	85,623
Shin-Etsu Chemical Co., Ltd.	1,400	78,755
Showa Denko KK	5,000	7,945
Sigma-Aldrich Corp.	780	56,137
Solvay S.A.	215	24,882
Sumitomo Chemical Co., Ltd.	3,000	7,650
Syngenta AG (Registered)	322	120,343
Teijin Ltd.	4,000	9,790
Toray Industries, Inc.	5,000	29,600
Wacker Chemie AG	200	12,840
Yara International ASA	469	23,495

		3,313,591

Construction Materials (0.1%)
Boral Ltd.	8,545	34,037
CRH plc	2,449	47,206
Fletcher Building Ltd.	2,319	13,396
HeidelbergCement AG	336	17,604
Holcim Ltd. (Registered)*	568	36,176
Imerys S.A.	190	11,148
James Hardie Industries SE (CDI)	2,348	21,190
Lafarge S.A.	444	23,912
Taiheiyo Cement Corp.	8,000	17,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	840	$39,732

		261,623

Containers & Packaging (0.0%)
Amcor Ltd.	2,624	21,122
Ball Corp.	990	41,887
Bemis Co., Inc.	650	20,455
Owens-Illinois, Inc.*	1,040	19,510
Rexam plc	1,888	13,259
Sealed Air Corp.	1,075	16,620
Toyo Seikan Kaisha Ltd.	1,965	21,025

		153,878

Metals & Mining (0.6%)
Acerinox S.A.	251	2,815
Alcoa, Inc.	7,070	62,570
Allegheny Technologies, Inc.	655	20,895
Anglo American plc	4,519	132,592
Antofagasta plc	847	17,261
ArcelorMittal S.A.	2,911	41,747
BHP Billiton Ltd.	10,983	376,414
BHP Billiton plc	7,194	223,625
Boliden AB	2,387	39,791
Cliffs Natural Resources, Inc.	915	35,804
Daido Steel Co., Ltd.	3,000	13,954
Eurasian Natural Resources Corp.	4,280	21,335
Evraz plc	5,949	23,689
Fortescue Metals Group Ltd.	2,953	10,690
Freeport-McMoRan Copper & Gold, Inc.	6,300	249,354
Fresnillo plc	463	13,854
Glencore International plc	11,923	66,058
Hitachi Metals Ltd.	1,000	8,919
Iluka Resources Ltd.	3,579	36,865
JFE Holdings, Inc.	1,600	21,117
Kazakhmys plc	2,598	29,052
Kobe Steel Ltd.	22,000	17,478
Lonmin plc	492	4,429
Mitsubishi Materials Corp.	4,000	12,609
Newcrest Mining Ltd.	2,604	78,711
Newmont Mining Corp.	3,335	186,793
Nippon Steel Corp.	22,145	45,402
Norsk Hydro ASA	5,301	24,835
Nucor Corp.	2,065	79,007
OZ Minerals Ltd.	909	6,365
Randgold Resources Ltd.	197	24,224
Rio Tinto Ltd.	1,484	82,140
Rio Tinto plc	4,586	213,648
Salzgitter AG	504	19,472
Sumitomo Metal Mining Co., Ltd.	1,000	12,622
ThyssenKrupp AG	828	17,599
Titanium Metals Corp.	415	5,324
Umicore S.A.	388	20,281
United States Steel Corp.	905	17,258
Vedanta Resources plc	420	6,979
Voestalpine AG	374	11,193
Xstrata plc	7,069	109,299

		2,444,069

Paper & Forest Products (0.0%)
International Paper Co.	2,945	106,962
MeadWestvaco Corp.	1,100	33,660
OJI Paper Co., Ltd.	7,000	21,348
Stora Enso Oyj, Class R	1,877	11,660
UPM-Kymmene Oyj	1,788	20,208

		193,838

Total Materials		6,366,999

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	38,575	1,454,277
Belgacom S.A.	518	15,809
Bezeq Israeli Telecommunication Corp., Ltd.	5,595	6,516
BT Group plc	26,504	98,737
CenturyLink, Inc.	4,159	168,024
Deutsche Telekom AG (Registered)	9,567	117,716
Elisa Oyj	483	10,918
France Telecom S.A.	6,316	76,197
Frontier Communications Corp.	6,620	32,438
Iliad S.A.	96	15,630
Inmarsat plc	1,929	18,378
Koninklijke (Royal) KPN N.V.	3,172	24,237
Nippon Telegraph & Telephone Corp.	1,459	69,547
Portugal Telecom SGPS S.A. (Registered)	2,138	10,569
Singapore Telecommunications Ltd.	27,000	70,404
Swisscom AG (Registered)	50	20,096
TDC A/S	1,861	13,556
Tele2 AB, Class B	1,941	35,222
Telecom Corp. of New Zealand Ltd.	6,688	13,192
Telecom Italia S.p.A.	22,457	22,510
Telecom Italia S.p.A. (RNC)	35,283	30,899
Telefonica S.A.	13,991	186,534
Telekom Austria AG	1,132	8,001
Telenet Group Holding N.V.	138	6,180
Telenor ASA	2,465	48,062
TeliaSonera AB	4,648	33,455
Telstra Corp., Ltd.	14,834	60,318
Verizon Communications, Inc.	18,995	865,602
Vivendi S.A.	4,390	85,608
Windstream Corp.	3,855	38,974

		3,657,606

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	1,970	126,277
KDDI Corp.	900	69,887
MetroPCS Communications, Inc.*	2,025	23,713
Millicom International Cellular S.A. (SDR)	257	23,846
Mobistar S.A.	72	2,272
NTT DoCoMo, Inc.	52	84,357
Softbank Corp.	3,000	121,476
Sprint Nextel Corp.*	19,985	110,317
StarHub Ltd.	3,924	11,895
Vodafone Group plc	169,731	481,698

		1,055,738

Total Telecommunication Services		4,713,344

Utilities (1.0%)
Electric Utilities (0.5%)
Acciona S.A.	121	6,887
American Electric Power Co., Inc.	3,260	143,244
Cheung Kong Infrastructure Holdings Ltd.	7,000	42,384
Chubu Electric Power Co., Inc.	2,200	28,670
Chugoku Electric Power Co., Inc.	700	9,302
CLP Holdings Ltd.	6,000	50,993
Contact Energy Ltd.*	776	3,396
Duke Energy Corp.	4,679	303,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
EDF S.A.	854	$17,894
Edison International	2,135	97,548
EDP - Energias de Portugal S.A.	6,501	17,894
Enel S.p.A.	22,420	79,287
Entergy Corp.	1,160	80,388
Exelon Corp.	5,690	202,450
FirstEnergy Corp.	2,820	124,362
Fortum Oyj	1,513	27,861
Hokuriku Electric Power Co.	1,400	16,989
Iberdrola S.A.	13,224	59,953
Kansai Electric Power Co., Inc.	2,600	20,323
Kyushu Electric Power Co., Inc.	900	7,427
NextEra Energy, Inc.	2,830	199,034
Northeast Utilities	2,060	78,754
Pepco Holdings, Inc.	1,480	27,972
Pinnacle West Capital Corp.	710	37,488
Power Assets Holdings Ltd.	3,000	25,477
PPL Corp.	3,800	110,390
Red Electrica Corporacion S.A.	369	17,495
Shikoku Electric Power Co., Inc.	1,200	13,547
Southern Co.	5,825	268,474
SP AusNet	13,587	14,728
SSE plc	3,196	71,840
Tohoku Electric Power Co., Inc.	1,100	8,852
Tokyo Electric Power Co., Inc.*	4,700	7,709
Verbund AG	297	6,145
Xcel Energy, Inc.	3,260	90,335

		2,318,691

Gas Utilities (0.1%)
AGL Resources, Inc.	773	31,623
APA Group	3,634	17,868
Enagas S.A.	384	7,575
Gas Natural SDG S.A.	1,182	16,731
Hong Kong & China Gas Co., Ltd.	11,000	27,890
ONEOK, Inc.	1,350	65,219
Osaka Gas Co., Ltd.	6,000	26,448
Snam S.p.A.	5,575	24,716
Toho Gas Co., Ltd.	1,633	10,860
Tokyo Gas Co., Ltd.	8,000	44,080

		273,010

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	4,100	44,977
Electric Power Development Co., Ltd.	400	10,528
Enel Green Power S.p.A.	18,392	31,103
NRG Energy, Inc.	1,490	31,871

		118,479

Multi-Utilities (0.4%)
AGL Energy Ltd.	1,231	19,115
Ameren Corp.	1,560	50,965
CenterPoint Energy, Inc.	2,780	59,214
Centrica plc	17,622	93,279
CMS Energy Corp.	1,765	41,566
Consolidated Edison, Inc.	1,930	115,588
Dominion Resources, Inc.	3,840	203,290
DTE Energy Co.	1,200	71,928
E.ON AG	6,134	145,550
GDF Suez S.A.	4,220	94,359
Integrys Energy Group, Inc.	515	26,883
National Grid plc	12,144	133,937
NiSource, Inc.	1,865	47,520
PG&E Corp.	2,845	121,396
Public Service Enterprise Group, Inc.	3,395	109,251
RWE AG	1,667	74,580
RWE AG (Preference)	282	11,241
SCANA Corp.	870	41,995
Sempra Energy	1,500	96,735
Suez Environnement Co. S.A.	2,429	27,528
TECO Energy, Inc.	1,315	23,328
Veolia Environnement S.A.	3,045	32,853
Wisconsin Energy Corp.	1,490	56,128

		1,698,229

Water Utilities (0.0%)
Severn Trent plc	510	13,827
United Utilities Group plc	1,464	16,927

		30,754

Total Utilities		4,439,163

Total Common Stocks (28.0%) (Cost $114,204,465)		120,812,218

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(21.5%)
SPDR S&P 500 ETF	287,365	41,360,444
Vanguard MSCI EAFE ETF	1,572,585	51,690,869

Total Investment Companies (21.5%) (Cost $92,103,143)		93,051,313

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (31.0%)
U.S. Government Agencies (4.0%)
Federal Home Loan Bank
1.875%, 6/21/13	$240,000	242,934
0.375%, 11/27/13	510,000	510,818
0.375%, 1/29/14	2,010,000	2,013,612
4.750%, 12/16/16	100,000	117,243
5.000%, 11/17/17	3,710,000	4,499,051
Federal Home Loan Mortgage Corp.
4.125%, 9/27/13	95,000	98,695
1.375%, 2/25/14	825,000	838,012
1.000%, 8/27/14	730,000	739,771
0.500%, 4/17/15	1,060,000	1,064,023
2.000%, 8/25/16	1,135,000	1,195,814
3.750%, 3/27/19	80,000	93,219
2.375%, 1/13/22	738,000	774,252
Federal National Mortgage Association
0.500%, 10/30/12	30,000	30,007
4.375%, 3/15/13	25,000	25,480
0.500%, 8/9/13	500,000	501,173
0.750%, 12/18/13	260,000	261,563
1.250%, 2/27/14	1,035,000	1,049,451
4.625%, 10/15/14	25,000	27,201
2.625%, 11/20/14	1,015,000	1,065,259
1.250%, 1/30/17	1,070,000	1,098,503
1.125%, 4/27/17	1,045,000	1,063,667

		17,309,748

U.S. Treasuries (27.0%)
U.S. Treasury Notes
1.375%, 10/15/12	315,000	315,154
1.125%, 12/15/12	380,000	380,772
0.625%, 1/31/13	575,000	575,937
0.625%, 2/28/13	660,000	661,312
0.750%, 3/31/13	290,000	290,860
0.625%, 4/30/13	1,485,000	1,488,985
3.500%, 5/31/13	280,000	286,157
1.125%, 6/15/13	325,000	327,159
0.375%, 6/30/13	770,000	771,143
0.750%, 8/15/13	395,000	396,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
0.125%, 9/30/13	$495,000	$494,671
0.500%, 10/15/13	2,135,000	2,141,672
0.250%, 11/30/13	610,000	610,303
2.000%, 11/30/13	829,100	846,336
0.125%, 12/31/13	245,000	244,742
1.000%, 1/15/14	1,162,100	1,173,857
0.250%, 1/31/14	1,095,000	1,095,513
1.250%, 2/15/14	640,000	649,000
0.250%, 2/28/14	1,785,000	1,785,837
1.250%, 3/15/14	1,022,000	1,037,170
0.750%, 6/15/14	2,645,000	2,668,247
2.625%, 6/30/14	740,000	770,748
2.625%, 7/31/14	3,300,000	3,443,653
0.500%, 8/15/14	1,095,000	1,100,261
4.250%, 8/15/14	470,000	505,055
2.375%, 8/31/14	3,285,000	3,418,325
0.250%, 9/15/14	3,195,000	3,195,250
2.375%, 9/30/14	1,625,000	1,694,062
0.500%, 10/15/14	3,070,000	3,085,566
2.375%, 10/31/14	2,025,000	2,113,768
0.375%, 11/15/14	2,350,000	2,355,655
2.125%, 11/30/14	1,265,000	1,315,709
2.250%, 1/31/15	2,700,000	2,824,010
0.250%, 2/15/15	1,625,000	1,624,035
4.000%, 2/15/15	950,000	1,033,489
2.375%, 2/28/15	1,665,000	1,748,835
2.500%, 4/30/15	1,510,600	1,596,527
1.250%, 8/31/15	2,865,000	2,942,915
1.250%, 9/30/15	1,940,000	1,993,729
1.375%, 11/30/15	450,000	464,530
2.125%, 12/31/15	756,000	799,169
2.000%, 1/31/16	810,000	854,107
2.125%, 2/29/16	705,000	746,992
1.500%, 6/30/16	2,275,000	2,365,662
3.250%, 7/31/16	340,000	376,409
1.000%, 8/31/16	1,310,000	1,337,817
3.000%, 8/31/16	990,000	1,088,157
1.000%, 9/30/16	410,000	418,722
3.000%, 9/30/16	1,445,000	1,590,076
1.000%, 10/31/16	885,000	903,626
3.125%, 10/31/16	710,000	786,053
0.875%, 11/30/16	929,000	944,009
0.875%, 12/31/16	1,355,000	1,376,140
0.875%, 1/31/17	1,375,000	1,396,098
3.125%, 1/31/17	1,327,100	1,475,165
0.875%, 2/28/17	845,000	857,965
3.000%, 2/28/17	735,000	814,035
3.250%, 3/31/17	910,000	1,019,413
2.750%, 5/31/17	505,000	555,835
2.500%, 6/30/17	520,000	566,601
0.500%, 7/31/17	1,670,000	1,661,807
2.375%, 7/31/17	2,114,100	2,293,072
4.750%, 8/15/17	314,000	376,511
1.875%, 8/31/17	2,110,000	2,239,633
1.875%, 10/31/17	1,330,000	1,411,462
2.250%, 11/30/17	2,410,000	2,604,325
2.750%, 12/31/17	3,030,000	3,353,855
2.625%, 1/31/18	2,445,000	2,691,830
3.750%, 11/15/18	1,735,000	2,036,429
1.375%, 12/31/18	1,240,000	1,277,055
1.250%, 1/31/19	625,000	638,335
1.375%, 2/28/19	1,355,000	1,393,554
3.125%, 5/15/19	1,990,000	2,268,584
3.625%, 8/15/19	675,000	792,809
3.375%, 11/15/19	1,025,000	1,188,367
3.625%, 2/15/20	670,000	789,548
3.500%, 5/15/20	1,025,000	1,200,131
2.625%, 8/15/20	1,105,000	1,221,595
2.625%, 11/15/20	1,695,000	1,871,386
3.625%, 2/15/21	430,000	509,080
3.125%, 5/15/21	975,000	1,114,562
2.125%, 8/15/21	995,000	1,052,531
2.000%, 11/15/21	1,585,000	1,654,678
2.000%, 2/15/22	1,665,000	1,731,743
1.750%, 5/15/22	2,015,000	2,043,352
1.625%, 8/15/22	1,365,000	1,363,486
		116,519,666

Total Long-Term Debt Securities (31.0%) (Cost $132,660,386)		133,829,414

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Cie Generale de Geophysique-Veritas, expiring 10/12/12* (Cost $—)	995	1,606

Total Investments (80.5%) (Cost $338,967,994)		347,694,551
Other Assets Less Liabilities (19.5%)		84,433,115

Net Assets (100%)		$432,127,666

*	Non-income producing.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	65	December-12	$8,564,047	$8,676,485	$112,438
E-Mini MSCI EAFE Index	1	December-12	76,482	74,910	(1,572)
Russell 2000 Mini Index	179	December-12	15,251,312	14,935,760	(315,552)
S&P MidCap 400 E-Mini Index	151	December-12	15,276,190	14,896,150	(380,040)
U.S. Ultra Bond	3	December-12	497,794	495,656	(2,138)

					$(586,864)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
Japanese Yen vs. U.S. Dollar, expiring 12/14/12	Royal Bank of Scotland	27,566	$353,481	$351,119	$2,362

Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/14/12	UBS AG	472	$485,001	$486,484	$(1,483)
Australian Dollar vs. U.S. Dollar, expiring 12/14/12	UBS AG	716	740,659	737,971	2,688
British Pound vs. U.S. Dollar, expiring 12/14/12	Royal Bank of Canada	260	421,642	419,759	1,883
British Pound vs. U.S. Dollar, expiring 12/14/12	Royal Bank of Scotland	1,154	1,868,165	1,863,083	5,082
British Pound vs. U.S. Dollar, expiring 12/14/12	UBS AG	811	1,298,642	1,309,324	(10,682)
European Union Euro vs. U.S. Dollar, expiring 12/14/12	Barclays Bank plc	303	381,178	389,681	(8,503)
European Union Euro vs. U.S. Dollar, expiring 12/14/12	Barclays Bank plc	419	547,510	538,865	8,645
European Union Euro vs. U.S. Dollar, expiring 12/14/12	Barclays Bank plc	1,244	1,591,942	1,599,877	(7,935)
European Union Euro vs. U.S. Dollar, expiring 12/14/12	Royal Bank of Scotland	1,244	1,593,782	1,599,877	(6,095)
European Union Euro vs. U.S. Dollar, expiring 12/14/12	Royal Bank of Scotland	1,937	2,502,846	2,491,126	11,720
European Union Euro vs. U.S. Dollar, expiring 12/14/12	Royal Bank of Scotland	310	385,057	398,683	(13,626)
Japanese Yen vs. U.S. Dollar, expiring 12/14/12	Royal Bank of Scotland	127,413	1,636,732	1,633,825	2,907
Japanese Yen vs. U.S. Dollar, expiring 12/14/12	UBS AG	59,503	761,268	763,011	(1,743)
Japanese Yen vs. U.S. Dollar, expiring 12/14/12	UBS AG	27,566	352,674	353,481	(807)
Swiss Franc vs. U.S. Dollar, expiring 12/14/12	Credit Suisse First Boston	273	289,655	290,667	(1,012)
Swiss Franc vs. U.S. Dollar, expiring 12/14/12	Royal Bank of Scotland	454	481,186	483,380	(2,194)
Swiss Franc vs. U.S. Dollar, expiring 12/14/12	Royal Bank of Scotland	682	728,718	726,135	2,583

					$(18,572)

					$(16,210)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,524,276	$3,504,700	$—	$13,028,976
Consumer Staples	9,342,780	4,151,639	—	13,494,419
Energy	9,724,899	2,918,364	—	12,643,263
Financials	12,554,271	8,140,271	—	20,694,542
Health Care	10,331,946	3,595,206	—	13,927,152
Industrials	8,448,074	4,204,444	—	12,652,518
Information Technology	17,312,805	1,539,037	—	18,851,842
Materials	3,012,006	3,354,993	—	6,366,999
Telecommunication Services	2,819,622	1,893,722	—	4,713,344
Utilities	3,003,115	1,436,048	—	4,439,163
Forward Currency Contracts	—	37,870	—	37,870
Futures	112,438	—	—	112,438
Government Securities
U.S. Government Agencies	—	17,309,748	—	17,309,748
U.S. Treasuries	—	116,519,666	—	116,519,666
Investment Companies
Exchange Traded Funds (ETFs)	93,051,313	—	—	93,051,313
Rights
Energy	—	1,606	—	1,606

Total Assets	$179,237,545	$168,607,314	$—	$347,844,859

Liabilities:
Forward Currency Contracts	$—	$(54,080)	$—	$(54,080)
Futures	(699,302)	—	—	(699,302)

Total Liabilities	$(699,302)	$(54,080)	$—	$(753,382)

Total	$178,538,243	$168,553,234	$—	$347,091,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	3	—	†
Purchases	—	—
Sales	(3)	—	†
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—

†	Transaction that rounds less than $0.50.

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$407,054,997
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$126,382,335

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,198,313
Aggregate gross unrealized depreciation	(3,541,115)

Net unrealized appreciation	$8,657,198

Federal income tax cost of investments	$339,037,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (28.0%)
Consumer Discretionary (1.6%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$31,000	$35,387

Automobiles (0.1%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	246,000	261,835

Hotels, Restaurants & Leisure (0.2%)
International Game Technology
7.500%, 6/15/19	23,000	27,560
Marriott International, Inc.
5.625%, 2/15/13	121,000	123,022
McDonald’s Corp.
4.300%, 3/1/13	92,000	93,545
5.350%, 3/1/18	127,000	154,911
3.500%, 7/15/20	17,000	19,104
Yum! Brands, Inc.
6.250%, 3/15/18	310,000	374,292

		792,434

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	41,835
Whirlpool Corp.
5.500%, 3/1/13	92,000	93,574
8.600%, 5/1/14	11,000	12,225

		147,634

Media (1.0%)
CBS Corp.
8.875%, 5/15/19	54,000	72,970
Comcast Corp.
5.300%, 1/15/14	154,000	163,019
5.900%, 3/15/16	559,000	650,572
5.700%, 7/1/19	61,000	74,233
COX Communications, Inc.
7.125%, 10/1/12	92,000	92,050
5.450%, 12/15/14	61,000	67,337
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	154,000	164,119
3.550%, 3/15/15	58,000	61,214
5.200%, 3/15/20	61,000	69,368
Discovery Communications LLC
5.050%, 6/1/20	150,000	174,838
NBCUniversal Media LLC
4.375%, 4/1/21	370,000	416,104
News America, Inc.
5.300%, 12/15/14	31,000	33,936
6.900%, 3/1/19	154,000	192,571
Omnicom Group, Inc.
6.250%, 7/15/19	77,000	94,177
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290,000	370,588
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	152,449
4.700%, 10/15/19	31,000	35,095
Time Warner Cable, Inc.
7.500%, 4/1/14	77,000	84,865
5.850%, 5/1/17	154,000	183,424
8.250%, 4/1/19	154,000	206,669
5.000%, 2/1/20	57,000	66,034
4.125%, 2/15/21	405,000	449,647
Time Warner, Inc.
5.875%, 11/15/16	267,000	316,998
4.700%, 1/15/21	120,000	138,394
Viacom, Inc.
4.375%, 9/15/14	77,000	82,312
5.625%, 9/15/19	61,000	73,004
4.500%, 3/1/21	90,000	102,169
Walt Disney Co.
4.500%, 12/15/13	154,000	161,346
6.000%, 7/17/17	154,000	188,869

		4,938,371

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	112,407
Nordstrom, Inc.
6.750%, 6/1/14	18,000	19,785
6.250%, 1/15/18	123,000	149,364
4.750%, 5/1/20	21,000	24,417
Target Corp.
5.125%, 1/15/13	184,000	186,529
3.875%, 7/15/20	135,000	154,349

		646,851

Specialty Retail (0.2%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	84,650
Home Depot, Inc.
5.400%, 3/1/16	496,000	573,480
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	122,537
4.625%, 4/15/20	61,000	70,821
Staples, Inc.
9.750%, 1/15/14	154,000	170,140
TJX Cos., Inc.
6.950%, 4/15/19	45,000	57,732

		1,079,360

Total Consumer Discretionary		7,901,872

Consumer Staples (2.4%)
Beverages (0.8%)
Anheuser-Busch Cos. LLC
4.950%, 1/15/14	277,000	292,831
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	123,000	123,118
4.125%, 1/15/15	100,000	107,542
5.375%, 1/15/20	466,000	577,932
Beam, Inc.
6.375%, 6/15/14	49,000	53,443
Bottling Group LLC
6.950%, 3/15/14	154,000	168,443
5.125%, 1/15/19	154,000	183,614
Coca-Cola Co.
1.500%, 11/15/15	395,000	406,607
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	154,000	168,585
Diageo Capital plc
7.375%, 1/15/14	154,000	167,368
5.750%, 10/23/17	92,000	112,003
Diageo Finance B.V.
5.500%, 4/1/13	184,000	188,578
3.250%, 1/15/15	31,000	32,784
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	364,185
PepsiCo, Inc.
4.650%, 2/15/13	250,000	253,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
3.100%, 1/15/15	$77,000	$81,422
5.000%, 6/1/18	92,000	109,305
4.500%, 1/15/20	252,000	294,382

		3,686,129

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	110,826
CVS Caremark Corp.
3.250%, 5/18/15	46,000	48,909
6.125%, 8/15/16	89,000	106,101
5.750%, 6/1/17	92,000	110,686
6.600%, 3/15/19	77,000	98,449
4.750%, 5/18/20	46,000	54,064
Kroger Co.
3.900%, 10/1/15	61,000	66,268
6.150%, 1/15/20	304,000	370,750
Safeway, Inc.
6.350%, 8/15/17	92,000	103,508
5.000%, 8/15/19	154,000	161,734
Sysco Corp.
5.250%, 2/12/18	61,000	72,852
Walgreen Co.
4.875%, 8/1/13	92,000	95,216
Wal-Mart Stores, Inc.
4.550%, 5/1/13	224,000	229,483
1.500%, 10/25/15	130,000	133,629
5.800%, 2/15/18	547,000	679,546

		2,442,021

Food Products (0.4%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	75,000	77,189
Campbell Soup Co.
3.375%, 8/15/14	61,000	64,064
3.050%, 7/15/17	31,000	33,465
4.500%, 2/15/19	61,000	70,409
General Mills, Inc.
5.250%, 8/15/13	200,000	208,072
5.650%, 2/15/19	199,000	241,101
H.J. Heinz Co.
5.350%, 7/15/13	154,000	159,683
Ingredion, Inc.
3.200%, 11/1/15	31,000	32,716
4.625%, 11/1/20	31,000	34,740
Kellogg Co.
4.250%, 3/6/13	92,000	93,459
4.450%, 5/30/16	230,000	256,857
Kraft Foods Group, Inc.
5.375%, 2/10/20§	129,000	155,453
Kraft Foods, Inc.
4.125%, 2/9/16	176,000	193,217
6.125%, 2/1/18	246,000	300,939
5.375%, 2/10/20	118,000	142,167
Mead Johnson Nutrition Co.
3.500%, 11/1/14	31,000	32,261
4.900%, 11/1/19	46,000	52,687

		2,148,479

Household Products (0.3%)
Clorox Co.
5.000%, 3/1/13	154,000	156,906
3.550%, 11/1/15	31,000	33,068
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	19,325
Kimberly-Clark Corp.
6.125%, 8/1/17	407,000	503,085
Procter & Gamble Co.
1.800%, 11/15/15	485,000	503,286
4.850%, 12/15/15	92,000	104,406

		1,320,076

Tobacco (0.4%)
Altria Group, Inc.
9.700%, 11/10/18	154,000	221,014
9.250%, 8/6/19	307,000	434,512
Lorillard Tobacco Co.
8.125%, 6/23/19	48,000	61,569
6.875%, 5/1/20	46,000	56,301
Philip Morris International, Inc.
4.875%, 5/16/13	419,000	430,424
5.650%, 5/16/18	92,000	112,616
4.500%, 3/26/20	120,000	140,874
Reynolds American, Inc.
7.250%, 6/1/13	92,000	95,618
7.625%, 6/1/16	325,000	391,130

		1,944,058

Total Consumer Staples		11,540,763

Energy (1.9%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	20,000	24,748
Halliburton Co.
6.150%, 9/15/19	77,000	97,978
Rowan Cos., Inc.
7.875%, 8/1/19	40,000	49,648
Transocean, Inc.
4.950%, 11/15/15	77,000	84,222
6.000%, 3/15/18	31,000	36,196
6.500%, 11/15/20	61,000	72,898
Weatherford International Ltd.
6.000%, 3/15/18	92,000	105,419

		471,109

Oil, Gas & Consumable Fuels (1.8%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	295,323
Apache Corp.
5.250%, 4/15/13	31,000	31,813
3.625%, 2/1/21	105,000	116,075
Buckeye Partners LP
5.500%, 8/15/19	46,000	50,105
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	362,070
Cenovus Energy, Inc.
4.500%, 9/15/14	154,000	164,965
5.700%, 10/15/19	92,000	112,685
Chevron Corp.
4.950%, 3/3/19	189,000	228,476
ConocoPhillips
5.750%, 2/1/19	335,000	415,790
6.000%, 1/15/20	154,000	197,527
Enbridge Energy Partners LP
5.200%, 3/15/20	9,000	10,325
EnCana Corp.
5.900%, 12/1/17	31,000	36,822
6.500%, 5/15/19	192,000	229,979
Energy Transfer Partners LP
6.700%, 7/1/18	215,000	253,863
9.700%, 3/15/19	69,000	91,237
Enterprise Products Operating LLC
9.750%, 1/31/14	154,000	171,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.600%, 10/15/14	$240,000	$261,573
6.300%, 9/15/17	154,000	188,383
EOG Resources, Inc.
6.875%, 10/1/18	31,000	39,416
5.625%, 6/1/19	38,000	46,735
4.100%, 2/1/21	155,000	176,178
EQT Corp.
8.125%, 6/1/19	38,000	46,535
Hess Corp.
8.125%, 2/15/19	230,000	302,334
Husky Energy, Inc.
5.900%, 6/15/14	32,000	34,737
Kinder Morgan Energy Partners LP
9.000%, 2/1/19	307,000	412,715
6.850%, 2/15/20	9,000	11,470
5.300%, 9/15/20	23,000	26,888
Magellan Midstream Partners LP
6.550%, 7/15/19	38,000	46,572
4.250%, 2/1/21	31,000	33,882
Marathon Oil Corp.
5.900%, 3/15/18	71,000	85,574
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	106,367
Nabors Industries, Inc.
9.250%, 1/15/19	274,000	358,367
Nexen, Inc.
6.200%, 7/30/19	25,000	29,895
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	86,247
ONEOK Partners LP
8.625%, 3/1/19	154,000	205,064
Petrobras International Finance Co.
3.875%, 1/27/16	95,000	100,116
5.875%, 3/1/18	92,000	104,613
7.875%, 3/15/19	92,000	115,179
5.750%, 1/20/20	307,000	348,574
5.375%, 1/27/21	90,000	101,108
Petro-Canada, Inc.
9.250%, 10/15/21	92,000	133,951
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	154,000	192,421
8.750%, 5/1/19	46,000	62,152
Shell International Finance B.V.
4.000%, 3/21/14	154,000	162,015
3.250%, 9/22/15	120,000	129,586
4.300%, 9/22/19	215,000	251,062
4.375%, 3/25/20	96,000	113,011
Spectra Energy Capital LLC
6.200%, 4/15/18	154,000	185,223
Statoil ASA
3.875%, 4/15/14	77,000	80,950
5.250%, 4/15/19	212,000	257,814
Talisman Energy, Inc.
7.750%, 6/1/19	28,000	35,586
Total Capital S.A.
2.300%, 3/15/16	330,000	346,752
TransCanada PipeLines Ltd.
7.125%, 1/15/19	192,000	248,030
3.800%, 10/1/20	275,000	307,913
Valero Energy Corp.
4.750%, 6/15/13	31,000	31,886
4.500%, 2/1/15	14,000	15,096
9.375%, 3/15/19	46,000	62,575
6.125%, 2/1/20	20,000	24,160
Williams Partners LP
3.800%, 2/15/15	31,000	32,970
5.250%, 3/15/20	179,000	208,283

		8,918,776

Total Energy		9,389,885

Financials (13.2%)
Capital Markets (2.3%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	14,000	18,073
5.300%, 3/15/20	325,000	384,323
Bank of New York Mellon Corp.
4.950%, 11/1/12	184,000	184,691
5.125%, 8/27/13	270,000	281,271
4.300%, 5/15/14	45,000	47,698
5.450%, 5/15/19	200,000	239,644
Bear Stearns Cos. LLC
5.700%, 11/15/14	92,000	100,624
6.400%, 10/2/17	154,000	185,404
BlackRock, Inc.
3.500%, 12/10/14	77,000	81,813
5.000%, 12/10/19	77,000	90,590
Charles Schwab Corp.
4.950%, 6/1/14	15,000	16,081
Deutsche Bank AG/London
2.375%, 1/11/13	249,000	250,403
4.875%, 5/20/13	184,000	188,839
3.450%, 3/30/15	154,000	162,173
3.250%, 1/11/16	145,000	153,469
Goldman Sachs Group, Inc.
5.250%, 10/15/13	564,000	589,182
5.150%, 1/15/14	154,000	162,051
3.625%, 2/7/16	1,860,000	1,958,738
5.950%, 1/18/18	399,000	461,707
7.500%, 2/15/19	154,000	190,470
5.375%, 3/15/20	595,000	663,483
Jefferies Group, Inc.
8.500%, 7/15/19	154,000	178,295
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	1,001,000	1,200,348
Morgan Stanley
4.750%, 4/1/14	307,000	317,982
6.000%, 4/28/15	250,000	270,169
5.375%, 10/15/15	154,000	165,935
5.450%, 1/9/17	539,000	587,790
5.950%, 12/28/17	184,000	206,781
5.625%, 9/23/19	461,000	502,576
5.750%, 1/25/21	645,000	704,365
Nomura Holdings, Inc.
5.000%, 3/4/15	78,000	82,367
6.700%, 3/4/20	87,000	100,597
Northern Trust Corp.
4.625%, 5/1/14	20,000	21,274
Raymond James Financial, Inc.
8.600%, 8/15/19	61,000	74,529

		10,823,735

Commercial Banks (4.7%)
Bank of Nova Scotia
3.400%, 1/22/15	322,000	342,273
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,345,881
BB&T Corp.
3.375%, 9/25/13	92,000	94,505
3.950%, 4/29/16	46,000	50,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
4.900%, 6/30/17	$307,000	$348,704
BNP Paribas S.A.
3.600%, 2/23/16	465,000	489,687
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	92,000	92,822
Credit Suisse AG/New York
5.000%, 5/15/13	234,000	240,147
5.500%, 5/1/14	154,000	164,760
6.000%, 2/15/18	184,000	208,683
5.300%, 8/13/19	109,000	127,900
5.400%, 1/14/20	302,000	330,721
Fifth Third Bancorp
6.250%, 5/1/13	154,000	158,965
3.625%, 1/25/16	475,000	512,285
HSBC Bank USA/New York
4.625%, 4/1/14	184,000	193,889
KeyCorp
6.500%, 5/14/13	77,000	79,674
KfW
4.000%, 10/15/13	338,000	350,820
3.500%, 3/10/14	614,000	640,178
4.125%, 10/15/14	2,902,000	3,128,408
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	285,000	288,703
4.125%, 7/15/13	2,949,000	3,034,043
5.125%, 2/1/17	154,000	181,502
Oesterreichische Kontrollbank AG
4.750%, 10/16/12	246,000	246,401
5.000%, 4/25/17	2,854,000	3,303,627
PNC Funding Corp.
5.625%, 2/1/17	510,000	587,474
5.125%, 2/8/20	31,000	37,091
Royal Bank of Canada
2.100%, 7/29/13	61,000	61,822
2.625%, 12/15/15	380,000	402,305
Royal Bank of Scotland Group plc
6.400%, 10/21/19	135,000	155,473
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	154,000	185,367
U.S. Bancorp
2.000%, 6/14/13	455,000	460,136
4.200%, 5/15/14	77,000	81,596
2.450%, 7/27/15	465,000	488,939
UBS AG/Connecticut
2.250%, 8/12/13	250,000	253,106
5.875%, 7/15/16	170,000	186,133
5.875%, 12/20/17	307,000	362,835
4.875%, 8/4/20	250,000	281,040
Wachovia Corp.
5.500%, 5/1/13	154,000	158,481
5.250%, 8/1/14	307,000	328,709
5.750%, 2/1/18	344,000	414,857
Wells Fargo & Co.
3.750%, 10/1/14	246,000	260,692
3.676%, 6/15/16(e)	711,000	772,530
5.625%, 12/11/17	307,000	368,421
Westpac Banking Corp.
2.250%, 11/19/12	77,000	77,193
3.000%, 8/4/15	35,000	36,826
4.875%, 11/19/19	522,000	598,617

		22,515,033

Consumer Finance (1.8%)
Ally Financial, Inc.
1.750%, 10/30/12	184,000	184,226
2.200%, 12/19/12	307,000	308,330
American Express Co.
7.250%, 5/20/14	77,000	84,980
5.500%, 9/12/16	706,000	825,846
6.150%, 8/28/17	246,000	298,991
Capital One Financial Corp.
7.375%, 5/23/14	154,000	170,190
6.150%, 9/1/16	31,000	35,180
6.750%, 9/15/17	779,000	951,099
Caterpillar Financial Services Corp.
1.900%, 12/17/12	20,000	20,064
2.000%, 4/5/13	31,000	31,251
4.900%, 8/15/13	92,000	95,558
7.150%, 2/15/19	490,000	643,141
Discover Financial Services
10.250%, 7/15/19	80,000	102,100
Ford Motor Credit Co. LLC
3.000%, 6/12/17	1,320,000	1,340,592
HSBC Finance Corp.
5.500%, 1/19/16	195,000	214,973
6.676%, 1/15/21	376,000	435,894
HSBC USA, Inc.
2.375%, 2/13/15	950,000	977,873
John Deere Capital Corp.
5.250%, 10/1/12	154,000	154,064
5.100%, 1/15/13	265,000	268,662
PACCAR Financial Corp.
1.950%, 12/17/12	31,000	31,103
SLM Corp.
5.000%, 10/1/13	307,000	315,443
6.250%, 1/25/16	410,000	442,800
8.450%, 6/15/18	31,000	36,115
Toyota Motor Credit Corp.
1.375%, 8/12/13	232,000	233,844
2.800%, 1/11/16	230,000	244,080
4.250%, 1/11/21	230,000	263,489

		8,709,888

Diversified Financial Services (2.8%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	184,000	189,227
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	17,000	17,680
Bank of America Corp.
6.500%, 8/1/16	215,000	248,333
5.625%, 10/14/16	399,000	450,586
5.650%, 5/1/18	461,000	527,622
7.625%, 6/1/19	614,000	768,242
5.625%, 7/1/20	200,000	227,102
BP Capital Markets plc
3.625%, 5/8/14	61,000	63,961
3.875%, 3/10/15	107,000	115,127
3.125%, 10/1/15	115,000	122,768
4.500%, 10/1/20	610,000	707,539
Citigroup Funding, Inc.
1.875%, 10/22/12	154,000	154,146
Citigroup, Inc.
6.500%, 8/19/13	154,000	161,598
5.500%, 10/15/14	369,000	397,844
4.750%, 5/19/15	1,125,000	1,212,522
6.125%, 11/21/17	230,000	269,909
6.125%, 5/15/18	315,000	374,475
8.500%, 5/22/19	154,000	203,654
5.375%, 8/9/20	130,000	150,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	$106,000	$125,407
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	96,380
General Electric Capital Corp.
2.625%, 12/28/12	614,000	617,521
5.625%, 5/1/18	768,000	902,638
5.550%, 5/4/20	655,000	775,797
4.625%, 1/7/21	805,000	901,535
JPMorgan Chase & Co.
4.650%, 6/1/14	77,000	81,564
5.125%, 9/15/14	307,000	329,524
3.700%, 1/20/15	369,000	390,998
2.600%, 1/15/16	750,000	771,450
6.300%, 4/23/19	307,000	376,115
4.950%, 3/25/20	415,000	473,685
4.400%, 7/22/20	31,000	34,173
4.250%, 10/15/20	560,000	608,760
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	77,000	80,517
5.550%, 1/15/20	31,000	33,248
National Rural Utilities Cooperative Finance Corp.
5.500%, 7/1/13	135,000	140,073
3.050%, 3/1/16	90,000	96,580
5.450%, 2/1/18	31,000	37,302
ORIX Corp.
4.710%, 4/27/15	51,000	54,220
Private Export Funding Corp.
4.950%, 11/15/15	31,000	35,341
4.300%, 12/15/21	31,000	37,255
TECO Finance, Inc.
4.000%, 3/15/16	26,000	27,852
5.150%, 3/15/20	20,000	23,277
Unilever Capital Corp.
4.800%, 2/15/19	154,000	182,865

		13,596,916

Insurance (1.1%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	104,541
5.900%, 6/15/19	15,000	18,347
Aflac, Inc.
3.450%, 8/15/15	31,000	33,185
8.500%, 5/15/19	46,000	61,458
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	307,000	358,417
Allstate Corp.
6.200%, 5/16/14	77,000	83,897
American Financial Group, Inc./Ohio
9.875%, 6/15/19	31,000	39,431
American International Group, Inc.
5.050%, 10/1/15	246,000	270,968
5.850%, 1/16/18	334,000	388,161
8.250%, 8/15/18	276,000	353,590
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	131,493
5.400%, 5/15/18	508,000	614,348
Chubb Corp.
5.750%, 5/15/18	184,000	227,995
CNA Financial Corp.
7.350%, 11/15/19	14,000	17,236
5.875%, 8/15/20	92,000	107,337
Genworth Financial, Inc.
6.515%, 5/22/18	396,000	404,498
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	145,000	164,057
Lincoln National Corp.
8.750%, 7/1/19	320,000	418,795
6.250%, 2/15/20	15,000	17,577
Markel Corp.
7.125%, 9/30/19	61,000	72,783
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	184,000	198,422
MetLife, Inc.
7.717%, 2/15/19	307,000	404,056
4.750%, 2/8/21	175,000	203,031
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	46,000	51,198
Principal Life Income Funding Trusts
5.300%, 4/24/13	92,000	94,484
Prudential Financial, Inc.
2.750%, 1/14/13	31,000	31,191
5.100%, 9/20/14	92,000	99,572
3.875%, 1/14/15	41,000	43,666
6.200%, 1/15/15	9,000	10,055
6.000%, 12/1/17	128,000	150,495
7.375%, 6/15/19	170,000	210,263
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	35,245

		5,419,792

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.
4.625%, 4/1/15	23,000	24,675
4.500%, 1/15/18	95,000	104,341
5.050%, 9/1/20	61,000	67,950
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	71,088
6.100%, 3/15/20	61,000	74,899
Boston Properties LP
4.125%, 5/15/21	190,000	206,636
Digital Realty Trust LP
4.500%, 7/15/15	61,000	65,177
Duke Realty LP
5.950%, 2/15/17	28,000	31,691
Entertainment Properties Trust
7.750%, 7/15/20	31,000	35,573
ERP Operating LP
5.125%, 3/15/16	384,000	433,345
HCP, Inc.
5.650%, 12/15/13	92,000	96,759
3.750%, 2/1/16	95,000	100,680
6.000%, 1/30/17	100,000	115,201
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	154,036
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	95,000	99,696
6.500%, 1/17/17	31,000	35,328
Hospitality Properties Trust
7.875%, 8/15/14	77,000	83,196
Kimco Realty Corp.
6.875%, 10/1/19	61,000	75,121
Liberty Property LP
4.750%, 10/1/20	61,000	66,561
Mack-Cali Realty LP
7.750%, 8/15/19	61,000	75,513
Simon Property Group LP
4.200%, 2/1/15	28,000	29,793
5.250%, 12/1/16	172,000	197,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.650%, 2/1/20	$77,000	$92,551
4.375%, 3/1/21	180,000	203,041

		2,539,928

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14	54,000	59,315
6.250%, 3/15/17	23,000	26,165
6.875%, 3/15/20	3,000	3,644

		89,124

Thrifts & Mortgage Finance (0.0%)
Western Corporate Federal Credit Union
1.750%, 11/2/12	92,000	92,116

Total Financials		63,786,532

Health Care (1.7%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	92,000	99,912
5.700%, 2/1/19	92,000	110,881
4.500%, 3/15/20	15,000	16,884

		227,677

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
1.800%, 3/15/13	12,000	12,073
4.625%, 3/15/15	92,000	100,782
4.250%, 3/15/20	31,000	35,620
Covidien International Finance S.A.
1.875%, 6/15/13	61,000	61,535
6.000%, 10/15/17	184,000	225,296
Medtronic, Inc.
3.000%, 3/15/15	615,000	649,451
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	369,943
Stryker Corp.
3.000%, 1/15/15	31,000	32,674
4.375%, 1/15/20	31,000	35,515

		1,522,889

Health Care Providers & Services (0.3%)
Aetna, Inc.
6.000%, 6/15/16	92,000	107,180
Cigna Corp.
5.125%, 6/15/20	40,000	45,059
Express Scripts Holding Co.
6.250%, 6/15/14	307,000	334,190
McKesson Corp.
6.500%, 2/15/14	154,000	166,244
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	38,719
4.125%, 9/15/20	110,000	120,656
Quest Diagnostics, Inc.
4.750%, 1/30/20	28,000	31,325
UnitedHealth Group, Inc.
6.000%, 2/15/18	154,000	188,781
WellPoint, Inc.
6.000%, 2/15/14	154,000	164,757
7.000%, 2/15/19	307,000	382,996

		1,579,907

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
5.000%, 7/15/20	90,000	103,883
Life Technologies Corp.
5.000%, 1/15/21	70,000	79,395

		183,278

Pharmaceuticals (1.0%)
Abbott Laboratories
5.875%, 5/15/16	92,000	108,517
5.600%, 11/30/17	307,000	375,639
4.125%, 5/27/20	155,000	178,599
Bristol-Myers Squibb Co.
5.450%, 5/1/18	92,000	112,581
Eli Lilly and Co.
5.200%, 3/15/17	331,000	389,567
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	321,000	329,867
5.650%, 5/15/18	304,000	373,475
Hospira, Inc.
6.400%, 5/15/15	14,000	15,586
Johnson & Johnson
5.150%, 7/15/18	457,000	558,004
Merck & Co., Inc.
5.300%, 12/1/13	250,000	264,294
4.000%, 6/30/15	61,000	66,685
6.000%, 9/15/17	92,000	114,285
3.875%, 1/15/21	125,000	142,313
Novartis Capital Corp.
4.400%, 4/24/20	110,000	129,478
Novartis Securities Investment Ltd.
5.125%, 2/10/19	246,000	296,873
Pfizer, Inc.
4.500%, 2/15/14	154,000	162,496
5.350%, 3/15/15	154,000	171,751
6.200%, 3/15/19	136,000	173,156
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	367,102
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	64,000	68,646
6.125%, 8/15/19	52,000	63,429
Wyeth LLC
5.500%, 3/15/13	262,000	268,154

		4,730,497

Total Health Care		8,244,248

Industrials (1.6%)
Aerospace & Defense (0.4%)
Boeing Co.
5.125%, 2/15/13	195,000	198,489
3.500%, 2/15/15	215,000	229,986
General Dynamics Corp.
4.250%, 5/15/13	92,000	94,171
5.375%, 8/15/15	305,000	345,504
Goodrich Corp.
4.875%, 3/1/20	31,000	36,719
Honeywell International, Inc.
4.250%, 3/1/13	246,000	249,926
5.000%, 2/15/19	154,000	185,561
Lockheed Martin Corp.
4.250%, 11/15/19	107,000	120,826
Northrop Grumman Corp.
3.700%, 8/1/14	46,000	48,408
5.050%, 8/1/19	26,000	30,593
Raytheon Co.
6.400%, 12/15/18	92,000	117,159
4.400%, 2/15/20	31,000	35,765
Rockwell Collins, Inc.
5.250%, 7/15/19	15,000	17,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
United Technologies Corp.
5.375%, 12/15/17	$92,000	$111,844
6.125%, 2/1/19	154,000	192,782

		2,015,675

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	154,000	203,127
United Parcel Service, Inc.
4.500%, 1/15/13	187,000	189,236
3.125%, 1/15/21	95,000	101,926

		494,289

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	66,023	77,082
Delta Air Lines, Inc.
7.750%, 12/17/19	75,559	85,857

		162,939

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	307,000	341,763
8.125%, 7/15/18	31,000	37,749

		379,512

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	33,323
Dartmouth College
4.750%, 6/1/19	15,000	17,762
Johns Hopkins University
5.250%, 7/1/19	69,000	83,584
Pitney Bowes, Inc.
4.750%, 1/15/16	461,000	493,270
5.750%, 9/15/17	71,000	77,745
Republic Services, Inc.
5.500%, 9/15/19	96,000	114,361
Vanderbilt University
5.250%, 4/1/19	77,000	93,166
Waste Management, Inc.
5.000%, 3/15/14	31,000	32,778
6.100%, 3/15/18	154,000	185,309
Yale University
2.900%, 10/15/14	77,000	80,756

		1,212,054

Electrical Equipment (0.1%)
Emerson Electric Co.
4.125%, 4/15/15	31,000	33,626
4.875%, 10/15/19	230,000	276,553

		310,179

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	31,000	32,099
Cooper U.S., Inc.
5.250%, 11/15/12	31,000	31,166
Danaher Corp.
5.625%, 1/15/18	154,000	187,089
General Electric Co.
5.250%, 12/6/17	230,000	272,296
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	154,000	189,217
Tyco Electronics Group S.A.
6.000%, 10/1/12	138,000	138,057
Tyco International Finance S.A.
3.375%, 10/15/15	31,000	33,065
8.500%, 1/15/19	92,000	123,882

		1,006,871

Machinery (0.1%)
Eaton Corp.
6.950%, 3/20/19	285,000	365,312
Harsco Corp.
2.700%, 10/15/15	31,000	31,297
Snap-on, Inc.
6.125%, 9/1/21	61,000	75,612

		472,221

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	32,787

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	154,000	187,900
4.700%, 10/1/19	100,000	115,784
Canadian National Railway Co.
5.550%, 3/1/19	154,000	187,682
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	25,020
CSX Corp.
6.250%, 4/1/15	126,000	142,196
7.375%, 2/1/19	117,000	150,927
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	32,299
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	77,266
5.750%, 4/1/18	154,000	184,739
5.900%, 6/15/19	20,000	24,535
Ryder System, Inc.
3.600%, 3/1/16	61,000	64,626
Union Pacific Corp.
6.125%, 2/15/20	79,000	98,843
4.000%, 2/1/21	90,000	101,416

		1,393,233

Total Industrials		7,479,760

Information Technology (1.1%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	348,954
4.950%, 2/15/19	169,000	201,639
Motorola Solutions, Inc.
6.000%, 11/15/17	92,000	109,520

		660,113

Computers & Peripherals (0.3%)
Dell, Inc.
5.625%, 4/15/14	61,000	65,593
2.300%, 9/10/15	140,000	145,347
5.875%, 6/15/19	31,000	36,833
Hewlett-Packard Co.
4.500%, 3/1/13	184,000	186,701
6.125%, 3/1/14	286,000	305,306
4.750%, 6/2/14	92,000	96,988
3.750%, 12/1/20	345,000	350,351

		1,187,119

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	31,000	33,400
Arrow Electronics, Inc.
6.000%, 4/1/20	46,000	52,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Corning, Inc.
6.625%, 5/15/19	$6,000	$7,470
4.250%, 8/15/20	20,000	22,157

		115,697

IT Services (0.4%)
Computer Sciences Corp.
5.500%, 3/15/13	77,000	78,577
Fiserv, Inc.
3.125%, 10/1/15	380,000	395,865
International Business Machines Corp.
4.750%, 11/29/12	92,000	92,638
5.700%, 9/14/17	621,000	758,711
Western Union Co.
5.930%, 10/1/16	310,000	364,872

		1,690,663

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	29,000	32,068
4.250%, 2/15/15	77,000	82,201
6.350%, 5/15/18	92,000	109,233
5.625%, 12/15/19	406,000	465,500

		689,002

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	77,000	82,749
Maxim Integrated Products, Inc.
3.450%, 6/14/13	31,000	31,625

		114,374

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	32,750
4.750%, 2/1/20	38,000	42,878
Microsoft Corp.
2.950%, 6/1/14	58,000	60,485
2.500%, 2/8/16	285,000	302,287
4.200%, 6/1/19	54,000	63,243
Oracle Corp.
5.250%, 1/15/16	343,000	394,096
5.750%, 4/15/18	91,000	112,755

		1,008,494

Total Information Technology		5,465,462

Materials (1.4%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	61,000	71,185
Airgas, Inc.
2.850%, 10/1/13	31,000	31,675
Cabot Corp.
5.000%, 10/1/16	61,000	68,314
Dow Chemical Co.
8.550%, 5/15/19	490,000	662,033
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	207,000	214,406
3.250%, 1/15/15	77,000	81,557
5.250%, 12/15/16	201,000	235,984
4.625%, 1/15/20	31,000	36,795
Monsanto Co.
5.125%, 4/15/18	31,000	36,830
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	25,000	26,834
3.750%, 9/30/15	25,000	27,085
6.500%, 5/15/19	20,000	25,471
4.875%, 3/30/20	96,000	112,556
PPG Industries, Inc.
3.600%, 11/15/20	110,000	118,116
Praxair, Inc.
2.125%, 6/14/13	31,000	31,368
4.625%, 3/30/15	154,000	169,158
Rohm & Haas Co.
5.600%, 3/15/13	246,000	250,923
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	81,006
Valspar Corp.
7.250%, 6/15/19	61,000	75,421

		2,356,717

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	17,000	18,345
6.800%, 8/1/19	14,000	16,969

		35,314

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18	307,000	354,251
Allegheny Technologies, Inc.
9.375%, 6/1/19	46,000	59,361
ArcelorMittal S.A.
5.375%, 6/1/13	267,000	272,340
9.250%, 2/15/15	69,000	76,245
6.125%, 6/1/18	107,000	106,198
10.100%, 6/1/19	77,000	88,742
Barrick Gold Corp.
6.950%, 4/1/19	302,000	375,207
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	212,000	216,980
5.500%, 4/1/14	154,000	165,424
5.250%, 12/15/15	205,000	233,975
5.400%, 3/29/17	61,000	71,496
3.250%, 11/21/21	190,000	201,630
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	17,000	16,769
Newmont Mining Corp.
5.125%, 10/1/19	92,000	104,946
Nucor Corp.
5.750%, 12/1/17	92,000	111,664
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	272,000	283,045
8.950%, 5/1/14	97,000	109,227
6.500%, 7/15/18	92,000	114,449
9.000%, 5/1/19	154,000	210,152
Southern Copper Corp.
5.375%, 4/16/20	17,000	18,704
Teck Resources Ltd.
4.500%, 1/15/21	160,000	166,400
Vale Overseas Ltd.
6.250%, 1/23/17	154,000	177,620

		3,534,825

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	181,000	197,279
7.500%, 8/15/21	288,000	377,562

		574,841

Total Materials		6,501,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
5.100%, 9/15/14	$92,000	$100,253
5.625%, 6/15/16	629,000	736,647
5.800%, 2/15/19	601,000	746,512
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	154,000	159,652
4.875%, 7/8/14	77,000	82,143
France Telecom S.A.
4.375%, 7/8/14	154,000	162,544
5.375%, 7/8/19	345,000	403,529
Qwest Corp.
8.375%, 5/1/16	51,000	60,945
Telecom Italia Capital S.A.
5.250%, 11/15/13	242,000	250,886
6.175%, 6/18/14	61,000	64,462
5.250%, 10/1/15	244,000	256,982
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	330,000	330,484
4.949%, 1/15/15	40,000	40,900
5.877%, 7/15/19	60,000	60,109
5.134%, 4/27/20	81,000	77,775
5.462%, 2/16/21	50,000	48,604
Verizon Communications, Inc.
5.500%, 2/15/18	107,000	129,102
6.100%, 4/15/18	92,000	114,097
6.350%, 4/1/19	654,000	835,233

		4,660,859

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	378,100
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	180,000	251,450
Rogers Communications, Inc.
6.800%, 8/15/18	229,000	289,556
Vodafone Group plc
5.000%, 12/16/13	272,000	286,859
4.150%, 6/10/14	123,000	130,535
5.750%, 3/15/16	265,000	308,538
5.625%, 2/27/17	184,000	219,254

		1,864,292

Total Telecommunication Services		6,525,151

Utilities (1.7%)
Electric Utilities (1.1%)
Arizona Public Service Co.
8.750%, 3/1/19	154,000	203,190
Baltimore Gas & Electric Co.
6.125%, 7/1/13	154,000	160,275
Commonwealth Edison Co.
4.000%, 8/1/20	49,000	55,362
Consumers Energy Co.
6.700%, 9/15/19	154,000	199,433
Duke Energy Carolinas LLC
7.000%, 11/15/18	154,000	200,486
Duke Energy Corp.
5.650%, 6/15/13	184,000	190,607
3.350%, 4/1/15	31,000	32,751
Duke Energy Indiana, Inc.
3.750%, 7/15/20	105,000	115,821
Exelon Corp.
4.900%, 6/15/15	137,000	150,557
FirstEnergy Solutions Corp.
4.800%, 2/15/15	91,000	97,665
6.050%, 8/15/21	123,000	137,799
Florida Power Corp.
5.650%, 6/15/18	154,000	187,598
4.550%, 4/1/20	15,000	17,488
Georgia Power Co.
4.250%, 12/1/19	257,000	294,751
Indiana Michigan Power Co.
7.000%, 3/15/19	154,000	195,269
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	184,000	184,086
Nevada Power Co.
6.500%, 8/1/18	92,000	114,422
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	15,000	15,259
6.000%, 3/1/19	169,000	199,054
Northern States Power Co.
1.950%, 8/15/15	31,000	32,109
5.250%, 3/1/18	92,000	110,617
Ohio Power Co.
5.500%, 3/1/13	92,000	93,922
Oncor Electric Delivery Co. LLC
7.000%, 9/1/22	154,000	192,838
Pacific Gas & Electric Co.
8.250%, 10/15/18	307,000	422,560
PacifiCorp
5.650%, 7/15/18	154,000	189,904
Portland General Electric Co.
6.100%, 4/15/19	77,000	95,625
Progress Energy, Inc.
5.625%, 1/15/16	240,000	273,017
Public Service Co. of Colorado
5.125%, 6/1/19	15,000	18,138
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	26,801
Public Service Electric & Gas Co.
5.375%, 9/1/13	92,000	95,949
5.300%, 5/1/18	154,000	182,737
Southern California Edison Co.
5.750%, 3/15/14	184,000	197,990
Southern Co.
4.150%, 5/15/14	23,000	24,282
Tampa Electric Co.
6.100%, 5/15/18	31,000	38,672
Union Electric Co.
6.700%, 2/1/19	127,000	162,774
Virginia Electric & Power Co.
5.000%, 6/30/19	61,000	73,054
Series A
4.750%, 3/1/13	237,000	241,252
5.400%, 1/15/16	225,000	259,454
Wisconsin Electric Power Co.
4.250%, 12/15/19	31,000	35,384
Wisconsin Power & Light Co.
5.000%, 7/15/19	31,000	37,139

		5,556,091

Gas Utilities (0.1%)
Boardwalk Pipelines LP
5.750%, 9/15/19	61,000	68,259
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	154,000	187,499
4.500%, 1/15/21	79,000	90,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	$154,000	$180,858

		527,569

Independent Power Producers & Energy Traders (0.2%)
Exelon Generation Co. LLC
6.200%, 10/1/17	154,000	183,208
PPL Energy Supply LLC
6.200%, 5/15/16	220,000	246,928
6.500%, 5/1/18	31,000	36,745
PSEG Power LLC
2.500%, 4/15/13	23,000	23,255
5.125%, 4/15/20	25,000	28,674
Tennessee Valley Authority
5.500%, 7/18/17	184,000	224,364

		743,174

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	32,647
Avista Corp.
5.125%, 4/1/22	35,000	42,776
Consolidated Edison Co. of New York, Inc.
Series 02-B
7.125%, 12/1/18	307,000	406,718
Dominion Resources, Inc.
5.000%, 12/1/14	92,000	99,095
DTE Energy Co.
7.625%, 5/15/14	23,000	25,424
6.350%, 6/1/16	92,000	107,116
National Grid plc
6.300%, 8/1/16	154,000	179,027
NiSource Finance Corp.
5.450%, 9/15/20	31,000	36,620
6.125%, 3/1/22	31,000	38,158
NSTAR LLC
4.500%, 11/15/19	31,000	35,185
Sempra Energy
6.000%, 2/1/13	92,000	93,644
6.500%, 6/1/16	181,000	216,020

		1,312,430

Total Utilities		8,139,264

Total Corporate Bonds		134,974,634

Government Securities (68.0%)
Foreign Governments (3.3%)
Canadian Government Bond
2.375%, 9/10/14	215,000	223,749
Export Development Canada
3.500%, 5/16/13	2,984,000	3,044,247
Export-Import Bank of Korea
8.125%, 1/21/14	2,756,000	2,995,688
Federative Republic of Brazil
10.250%, 6/17/13	307,000	326,187
6.000%, 1/17/17	2,355,000	2,808,338
8.000%, 1/15/18	234,667	278,315
8.875%, 10/14/19	246,000	355,470
Japan Finance Corp.
4.250%, 6/18/13	184,000	188,872
Korea Development Bank
5.300%, 1/17/13	184,000	186,144
Province of British Columbia
2.850%, 6/15/15	46,000	48,940
Province of Nova Scotia
5.125%, 1/26/17	92,000	107,405
Province of Ontario
4.100%, 6/16/14	307,000	326,156
4.950%, 11/28/16	184,000	214,701
4.000%, 10/7/19	123,000	142,463
Province of Quebec
4.875%, 5/5/14	184,000	196,677
4.625%, 5/14/18	184,000	216,254
Republic of Chile
5.500%, 1/15/13	154,000	155,943
Republic of Italy
4.375%, 6/15/13	307,000	311,680
5.250%, 9/20/16	399,000	415,339
Republic of Korea
5.750%, 4/16/14	154,000	165,510
7.125%, 4/16/19	154,000	201,418
Republic of Panama
5.200%, 1/30/20	462,000	553,245
Republic of Peru
8.375%, 5/3/16	230,000	285,200
7.125%, 3/30/19	77,000	101,448
Republic of Poland
5.000%, 10/19/15	307,000	339,849
6.375%, 7/15/19	43,000	52,990
Republic of South Africa
5.875%, 5/30/22	215,000	263,913
State of Israel
5.125%, 3/1/14	31,000	32,669
5.125%, 3/26/19	138,000	159,045
Svensk Exportkredit AB
5.125%, 3/1/17	92,000	107,002
United Mexican States
6.375%, 1/16/13	92,000	93,380
5.875%, 2/17/14	230,000	244,375
5.625%, 1/15/17	338,000	395,122
5.950%, 3/19/19	307,000	379,145

		15,916,879

Municipal Bonds (0.6%)
Bay Area Toll Authority California State
6.793%, 4/1/30	31,000	39,495
6.918%, 4/1/40	31,000	43,051
6.263%, 4/1/49	92,000	129,480
7.043%, 4/1/50	61,000	88,307
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	61,000	77,036
City & County of Denver, Colorado
5.650%, 8/1/30	31,000	36,003
City of Chicago, Illinois
6.845%, 1/1/38	38,000	43,567
6.395%, 1/1/40	21,000	27,274
Clark County, Nevada Airport
6.881%, 7/1/42	61,000	69,836
Los Angeles, California Community College District
6.600%, 8/1/42	31,000	41,729
6.750%, 8/1/49	61,000	83,088
Los Angeles, California Unified School District
5.755%, 7/1/29	31,000	36,060
5.750%, 7/1/34	77,000	90,736
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	45,000	53,608
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	46,000	54,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Transportation Authority
6.548%, 11/15/31	$31,000	$38,982
6.648%, 11/15/39	31,000	40,544
6.668%, 11/15/39	23,000	30,668
Metropolitan Washington Airports Authority
7.462%, 10/1/46	89,000	107,007
Municipal Electric Authority of Georgia
6.637%, 4/1/57	38,000	44,136
7.055%, 4/1/57	61,000	66,237
New Jersey Economic Development Authority
7.425%, 2/15/29	138,000	174,403
New Jersey Transportation Trust Fund Authority
6.561%, 12/15/40	31,000	41,606
New York City Municipal Water Finance Authority
5.724%, 6/15/42	38,000	50,169
6.011%, 6/15/42	11,000	15,039
New York City Transitional Finance Authority
5.508%, 8/1/37	92,000	114,885
New York State Dormitory Authority
5.500%, 3/15/30	31,000	37,474
5.600%, 3/15/40	31,000	39,015
New York State Urban Development Corp.
5.770%, 3/15/39	18,000	22,125
North Texas Tollway Authority
6.718%, 1/1/49	88,000	119,383
Ohio State University
4.910%, 6/1/40	61,000	72,114
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	69,000	81,782
5.561%, 12/1/49	92,000	110,665
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	18,000	21,422
San Diego County, California Water Authority
6.138%, 5/1/49	31,000	41,245
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	123,000	152,168
State of California
7.350%, 11/1/39	61,000	80,195
State of Georgia
4.503%, 11/1/25	31,000	35,843
State of Illinois
3.321%, 1/1/13	31,000	31,202
4.071%, 1/1/14	31,000	32,057
4.421%, 1/1/15	31,000	32,800
State of Massachusetts
5.456%, 12/1/39	77,000	96,774
State of New York
5.206%, 10/1/31	46,000	53,599
State of Washington
5.090%, 8/1/33	31,000	36,792
5.481%, 8/1/39	61,000	76,944
5.140%, 8/1/40	31,000	38,035
University of Texas
4.794%, 8/15/46	55,000	65,130
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	123,000	150,991

		3,065,556

Supranational (1.8%)
Asian Development Bank
4.250%, 10/20/14	759,000	819,524
5.500%, 6/27/16	307,000	362,028
Corp. Andina de Fomento
5.750%, 1/12/17	154,000	175,560
8.125%, 6/4/19	46,000	59,570
European Investment Bank
3.250%, 5/15/13	307,000	312,503
4.250%, 7/15/13	971,000	1,000,734
3.000%, 4/8/14	307,000	319,050
3.125%, 6/4/14	154,000	160,963
2.875%, 1/15/15	307,000	323,784
4.875%, 1/17/17	1,379,000	1,613,173
5.125%, 5/30/17	399,000	476,126
Inter-American Development Bank
4.750%, 10/19/12	307,000	307,644
3.500%, 3/15/13	307,000	311,365
5.125%, 9/13/16	107,000	125,909
3.875%, 2/14/20	307,000	362,005
International Bank for Reconstruction & Development
5.000%, 4/1/16	959,000	1,105,981
International Finance Corp.
3.000%, 4/22/14	787,000	819,701
Nordic Investment Bank
3.625%, 6/17/13	184,000	188,267

		8,843,887

U.S. Government Agencies (30.5%)
Federal Farm Credit Bank
1.875%, 12/7/12	92,000	92,306
2.625%, 4/17/14	307,000	318,197
Federal Home Loan Bank
4.500%, 11/15/12	614,000	617,486
1.625%, 11/21/12	200,000	200,434
1.625%, 3/20/13	154,000	155,019
5.375%, 6/14/13	3,075,000	3,187,797
1.875%, 6/21/13	5,424,000	5,490,301
5.125%, 8/14/13	399,000	416,185
4.000%, 9/6/13	491,000	508,390
0.375%, 11/27/13	6,515,000	6,525,449
5.250%, 6/18/14	1,228,000	1,332,966
5.500%, 8/13/14	4,379,000	4,807,886
4.750%, 12/16/16	154,000	180,555
4.875%, 5/17/17	461,000	549,571
5.000%, 11/17/17	614,000	744,587
5.500%, 7/15/36	92,000	127,407
Federal Home Loan Mortgage Corp.
1.375%, 1/9/13	614,000	616,020
0.750%, 3/28/13	6,915,000	6,932,325
1.625%, 4/15/13	22,315,000	22,489,564
3.500%, 5/29/13	4,210,000	4,302,836
4.500%, 7/15/13	4,430,000	4,581,777
0.375%, 10/30/13	8,260,000	8,273,225
4.500%, 1/15/14	1,536,000	1,620,484
2.500%, 4/23/14	4,952,000	5,125,651
5.000%, 7/15/14	614,000	666,069
2.875%, 2/9/15	230,000	243,965
0.500%, 4/17/15	4,830,000	4,848,332
4.750%, 11/17/15	921,000	1,045,432
5.500%, 7/18/16	307,000	363,278
5.000%, 4/18/17	123,000	146,621
Federal National Mortgage Association
1.750%, 2/22/13	6,054,000	6,091,181
4.375%, 3/15/13	2,735,000	2,787,552
1.750%, 5/7/13	5,280,000	5,329,807
0.500%, 8/9/13	11,655,000	11,682,337
1.250%, 8/20/13	4,550,000	4,591,820
1.125%, 9/30/13	921,000	929,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 10/8/13	$61,000	$61,562
1.000%, 10/15/13	61,000	61,489
2.750%, 2/5/14	921,000	952,027
1.350%, 2/24/14	61,000	61,904
3.000%, 9/16/14	307,000	323,264
2.625%, 11/20/14	230,000	241,389
0.500%, 5/27/15	9,675,000	9,705,204
2.150%, 8/4/15	31,000	32,590
1.875%, 10/15/15	61,000	63,366
4.375%, 10/15/15	921,000	1,031,122
2.375%, 4/11/16	14,705,000	15,650,858
5.000%, 2/13/17	307,000	363,908
5.000%, 5/11/17	491,000	585,851

		147,056,633

U.S. Treasuries (31.8%)
U.S. Treasury Bonds
11.250%, 2/15/15	522,000	657,296
U.S. Treasury Notes
0.375%, 10/31/12	31,175,000	31,181,089
0.625%, 12/31/12	19,000,000	19,022,266
0.750%, 3/31/13	28,830,000	28,915,475
0.625%, 4/30/13	31,050,000	31,133,326
0.375%, 6/30/13	28,950,000	28,992,973
0.250%, 11/30/13	4,850,000	4,852,406
4.000%, 2/15/15	1,358,000	1,477,345
2.500%, 3/31/15	6,430,000	6,786,212

		153,018,388

Total Government Securities		327,901,343

Total Long-Term Debt Securities (96.0%) (Cost $444,885,063)		462,875,977

Total Investments (96.0%) (Cost $444,885,063)		462,875,977
Other Assets Less Liabilities (4.0%)		19,208,410

Net Assets (100%)		$482,084,387

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $336,311 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2012. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Sales
10 Year U.S. Treasury Notes	161	December-12	$21,328,460	$21,490,984	$(162,524)
2 Year U.S. Treasury Notes	154	December-12	33,947,117	33,961,813	(14,696)
5 Year U.S. Treasury Notes	420	December-12	52,128,526	52,345,781	(217,255)

					$(394,475)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$7,901,872	$—	$7,901,872
Consumer Staples	—	11,540,763	—	11,540,763
Energy	—	9,389,885	—	9,389,885
Financials	—	63,786,532	—	63,786,532
Health Care	—	8,244,248	—	8,244,248
Industrials	—	7,479,760	—	7,479,760
Information Technology	—	5,465,462	—	5,465,462
Materials	—	6,501,697	—	6,501,697
Telecommunication Services	—	6,525,151	—	6,525,151
Utilities	—	8,139,264	—	8,139,264
Government Securities
Foreign Governments	—	15,916,879	—	15,916,879
Municipal Bonds	—	3,065,556	—	3,065,556
Supranational	—	8,843,887	—	8,843,887
U.S. Government Agencies	—	147,056,633	—	147,056,633
U.S. Treasuries	—	153,018,388	—	153,018,388

Total Assets	$—	$462,875,977	$—	$462,875,977

Liabilities:
Futures	$(394,475)	$—	$—	$(394,475)

Total Liabilities	$(394,475)	$—	$—	$(394,475)

Total	$(394,475)	$462,875,977	$—	$462,481,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$176,368,870
Long-term U.S. Treasury securities	94,035,245

$270,404,115

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$193,601,088

Long-term U.S. Treasury securities	260,966,312

$454,567,400

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,984,352
Aggregate gross unrealized depreciation	(6,765)

Net unrealized appreciation	$17,977,587

Federal income tax cost of investments	$444,898,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.4%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$530,817
Cooper Tire & Rubber Co.	48,500	930,230
Dana Holding Corp.	115,600	1,421,880
Dorman Products, Inc.*	19,000	598,690
Drew Industries, Inc.*	18,900	570,969
Exide Technologies, Inc.*	57,300	177,630
Federal-Mogul Corp.*	24,900	227,835
Fuel Systems Solutions, Inc.*	16,100	276,759
Gentherm, Inc.*	19,800	246,312
Modine Manufacturing Co.*	32,200	237,636
Shiloh Industries, Inc.	18,700	209,814
Spartan Motors, Inc.	3,100	15,500
Standard Motor Products, Inc.	18,800	346,296
Stoneridge, Inc.*	22,200	110,334
Superior Industries International, Inc.	16,600	283,694
Tenneco, Inc.*	46,300	1,296,400
Tower International, Inc.*	14,500	111,795

		7,592,591

Automobiles (0.0%)
Winnebago Industries, Inc.*	16,200	204,606

Distributors (0.9%)
Core-Mark Holding Co., Inc.	6,900	331,959
LKQ Corp.*	777,320	14,380,420
Pool Corp.	36,300	1,509,354
VOXX International Corp.*	23,400	175,032
Weyco Group, Inc.	7,300	177,755

		16,574,520

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	12,150	442,624
Ascent Capital Group, Inc., Class A*	9,400	507,694
Bridgepoint Education, Inc.*	9,900	100,485
Capella Education Co.*	11,050	387,413
Career Education Corp.*	36,600	137,982
Carriage Services, Inc.	100	967
Coinstar, Inc.*	26,950	1,212,211
Corinthian Colleges, Inc.*	62,600	148,988
Education Management Corp.*	43,600	135,596
Grand Canyon Education, Inc.*	31,041	730,395
Hillenbrand, Inc.	45,000	818,550
K12, Inc.*	15,800	319,160
Lincoln Educational Services Corp.	27,400	115,080
Mac-Gray Corp.	11,800	158,238
Matthews International Corp., Class A	21,900	653,058
National American University Holdings, Inc.	22,500	112,500
Regis Corp.	44,310	814,418
Sotheby’s, Inc.	52,700	1,660,050
Steiner Leisure Ltd.*	10,300	479,465
Stewart Enterprises, Inc., Class A	54,300	455,849
Strayer Education, Inc.	8,800	566,280
Universal Technical Institute, Inc.	14,000	191,800

		10,148,803

Hotels, Restaurants & Leisure (3.4%)
AFC Enterprises, Inc.*	19,000	467,400
Ameristar Casinos, Inc.	23,100	411,180
Biglari Holdings, Inc.*	870	317,602
BJ’s Restaurants, Inc.*	171,200	7,763,920
Bluegreen Corp.*	700	4,396
Bob Evans Farms, Inc.	27,200	1,064,336
Boyd Gaming Corp.*	41,600	293,696
Bravo Brio Restaurant Group, Inc.*	12,100	176,055
Buffalo Wild Wings, Inc.*	14,400	1,234,656
Caesars Entertainment Corp.*	22,640	153,952
Caribou Coffee Co., Inc.*	23,400	321,282
Carrols Restaurant Group, Inc.*	34,300	197,568
CEC Entertainment, Inc.	15,400	463,848
Cheesecake Factory, Inc.	40,500	1,447,875
Churchill Downs, Inc.	9,500	595,840
Cracker Barrel Old Country Store, Inc.	15,500	1,040,205
Denny’s Corp.*	84,812	411,338
DineEquity, Inc.*	11,300	632,800
Domino’s Pizza, Inc.	44,300	1,670,110
Einstein Noah Restaurant Group, Inc.	17,100	302,499
Fiesta Restaurant Group, Inc.*	22,900	363,423
Frisch’s Restaurants, Inc.	200	3,970
Gaylord Entertainment Co. (REIT)*	26,700	1,055,451
Ignite Restaurant Group, Inc.*	12,900	179,826
International Speedway Corp., Class A	21,100	598,607
Interval Leisure Group, Inc.	26,500	501,645
Isle of Capri Casinos, Inc.*	38,400	266,880
Jack in the Box, Inc.*	38,700	1,087,857
Jamba, Inc.*	38,600	86,078
Krispy Kreme Doughnuts, Inc.*	54,300	430,599
Life Time Fitness, Inc.*	33,600	1,536,864
Luby’s, Inc.*	1,100	7,403
Marcus Corp.	18,300	203,130
Marriott Vacations Worldwide Corp.*	20,700	745,614
Monarch Casino & Resort, Inc.*	17,500	152,425
Morgans Hotel Group Co.*	29,400	188,748
Multimedia Games Holding Co., Inc.*	20,300	319,319
Orient-Express Hotels Ltd., Class A*	1,143,110	10,173,679
Panera Bread Co., Class A*	101,090	17,275,270
Papa John’s International, Inc.*	12,033	642,683
Peet’s Coffee & Tea, Inc.*	9,200	674,728
Pinnacle Entertainment, Inc.*	39,600	485,100
Premier Exhibitions, Inc.*	500	1,185
Red Lion Hotels Corp.*	700	4,375
Red Robin Gourmet Burgers, Inc.*	9,600	312,576
Ruby Tuesday, Inc.*	43,700	316,825
Ruth’s Hospitality Group, Inc.*	7,600	48,412
Scientific Games Corp., Class A*	41,600	344,032
Shuffle Master, Inc.*	40,700	643,467
Six Flags Entertainment Corp.	29,883	1,757,120
Sonic Corp.*	37,500	385,125
Speedway Motorsports, Inc.	10,200	157,080
Texas Roadhouse, Inc.	58,300	996,930
Town Sports International Holdings, Inc.*	24,200	299,354
Vail Resorts, Inc.	26,100	1,504,665
WMS Industries, Inc.*	42,800	701,064

		63,422,067

Household Durables (0.5%)
American Greetings Corp., Class A	26,400	443,520
Bassett Furniture Industries, Inc.	100	1,245
Beazer Homes USA, Inc.*	95,600	339,380
Blyth, Inc.	8,100	210,519
Cavco Industries, Inc.*	3,800	174,382
CSS Industries, Inc.	1,000	20,550
Ethan Allen Interiors, Inc.	14,900	326,608
Flexsteel Industries, Inc.	100	2,070
Helen of Troy Ltd.*	23,700	754,371
Hovnanian Enterprises, Inc., Class A*	116,600	403,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
iRobot Corp.*	21,319	$485,220
KB Home	55,200	792,120
La-Z-Boy, Inc.*	36,000	526,680
Libbey, Inc.*	13,700	216,186
Lifetime Brands, Inc.	12,300	146,493
M.D.C. Holdings, Inc.	26,900	1,035,919
M/I Homes, Inc.*	17,100	330,714
Meritage Homes Corp.*	23,900	908,917
NACCO Industries, Inc., Class A	4,500	564,345
Ryland Group, Inc.	31,600	948,000
Sealy Corp.*	69,500	151,510
Skullcandy, Inc.*	3,200	44,000
Standard Pacific Corp.*	77,100	521,196
Universal Electronics, Inc.*	10,300	181,074
Zagg, Inc.*	13,300	113,449

		9,641,904

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	36,000	134,280
Blue Nile, Inc.*	12,100	448,789
CafePress, Inc.*	3,400	30,974
Geeknet, Inc.*	700	13,545
HSN, Inc.	30,100	1,476,405
Nutrisystem, Inc.	21,400	225,342
Orbitz Worldwide, Inc.*	68,001	173,403
Overstock.com, Inc.*	17,500	181,300
PetMed Express, Inc.	18,600	186,744
Shutterfly, Inc.*	27,800	865,136
U.S. Auto Parts Network, Inc.*	29,700	102,762
Vitacost.com, Inc.*	2,600	17,628

		3,856,308

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	8,600	356,556
Black Diamond, Inc.*	4,500	39,465
Brunswick Corp.	69,900	1,581,837
Callaway Golf Co.	47,000	288,580
JAKKS Pacific, Inc.	18,700	272,459
Johnson Outdoors, Inc., Class A*	700	14,973
LeapFrog Enterprises, Inc.*	38,800	349,976
Marine Products Corp.	29,400	175,224
Smith & Wesson Holding Corp.*	43,300	476,733
Steinway Musical Instruments, Inc.*	10,700	260,652
Sturm Ruger & Co., Inc.	12,800	633,472

		4,449,927

Media (1.8%)
Arbitron, Inc.	17,800	674,620
Belo Corp., Class A	57,600	451,008
Carmike Cinemas, Inc.*	2,000	22,500
Central European Media Enterprises Ltd., Class A*	30,200	196,602
Crown Media Holdings, Inc., Class A*	193,500	323,145
Cumulus Media, Inc., Class A*	70,300	192,622
Dial Global, Inc.*	16,500	44,715
Digital Generation, Inc.*	28,100	319,216
Entercom Communications Corp., Class A*	22,000	150,920
Entravision Communications Corp., Class A	69,100	92,594
EW Scripps Co., Class A*	25,000	266,250
Fisher Communications, Inc.*	1,000	36,760
Global Sources Ltd.*	26,400	173,184
Harte-Hanks, Inc.	23,600	163,548
Journal Communications, Inc., Class A*	42,700	222,040
LIN TV Corp., Class A*	5,900	25,960
Lions Gate Entertainment Corp.*	66,000	1,007,820
Live Nation Entertainment, Inc.*	101,925	877,574
Martha Stewart Living Omnimedia, Inc., Class A	40,300	123,721
McClatchy Co., Class A*	54,600	121,758
MDC Partners, Inc., Class A	20,900	257,906
Meredith Corp.	26,100	913,500
National CineMedia, Inc.	771,300	12,626,181
New York Times Co., Class A*	98,400	960,384
Nexstar Broadcasting Group, Inc., Class A*	27,400	290,988
Outdoor Channel Holdings, Inc.	1,000	7,280
Pandora Media, Inc.*	946,210	10,361,000
ReachLocal, Inc.*	40,300	505,362
Rentrak Corp.*	9,600	162,528
Saga Communications, Inc., Class A*	300	12,156
Salem Communications Corp., Class A	100	524
Scholastic Corp.	19,500	619,710
Sinclair Broadcast Group, Inc., Class A	32,800	367,688
Valassis Communications, Inc.*	34,500	851,805
Value Line, Inc.	5,900	57,584
World Wrestling Entertainment, Inc., Class A	40,700	327,635

		33,808,788

Multiline Retail (0.6%)
Bon-Ton Stores, Inc.	34,800	330,600
Dollar Tree, Inc.*	200,450	9,676,724
Fred’s, Inc., Class A	25,800	367,134
Gordmans Stores, Inc.*	14,200	261,990
Saks, Inc.*	91,800	946,458
Tuesday Morning Corp.*	44,200	289,510

		11,872,416

Specialty Retail (7.7%)
Aeropostale, Inc.*	57,900	783,387
America’s Car-Mart, Inc.*	7,300	331,931
ANN, Inc.*	39,200	1,479,016
Asbury Automotive Group, Inc.*	26,300	735,085
Barnes & Noble, Inc.*	24,600	314,388
bebe stores, Inc.	37,000	177,600
Big 5 Sporting Goods Corp.	17,850	177,607
Body Central Corp.*	18,300	191,235
Brown Shoe Co., Inc.	29,100	466,473
Buckle, Inc.	20,300	922,229
Cabela’s, Inc.*	36,300	1,984,884
CarMax, Inc.*	271,096	7,672,017
Casual Male Retail Group, Inc.*	56,000	259,280
Cato Corp., Class A	17,800	528,838
Children’s Place Retail Stores, Inc.*	18,345	1,100,700
Citi Trends, Inc.*	12,500	156,937
Collective Brands, Inc.*	46,800	1,016,028
Conn’s, Inc.*	15,400	339,570
Destination Maternity Corp.	15,000	280,500
Dick’s Sporting Goods, Inc.	317,490	16,461,856
Express, Inc.*	69,600	1,031,472
Finish Line, Inc., Class A	48,500	1,102,890
Five Below, Inc.*	103,354	4,039,074
Francesca’s Holdings Corp.*	443,952	13,642,645
Genesco, Inc.*	19,000	1,267,870
Group 1 Automotive, Inc.	16,800	1,011,864
Haverty Furniture Cos., Inc.	12,000	166,560
hhgregg, Inc.*	20,900	144,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Hibbett Sports, Inc.*	19,248	$1,144,294
Hot Topic, Inc.	28,800	250,560
Jos. A. Bank Clothiers, Inc.*	19,800	959,904
Kirkland’s, Inc.*	4,700	46,671
Lithia Motors, Inc., Class A	17,900	596,249
Lumber Liquidators Holdings, Inc.*	282,820	14,333,318
MarineMax, Inc.*	26,200	217,198
Mattress Firm Holding Corp.*	8,300	233,645
Men’s Wearhouse, Inc.	44,300	1,525,249
Monro Muffler Brake, Inc.	24,050	846,320
New York & Co., Inc.*	9,200	34,500
Office Depot, Inc.*	199,200	509,952
OfficeMax, Inc.	58,000	452,980
Penske Automotive Group, Inc.	33,600	1,011,024
PEP Boys-Manny, Moe & Jack	31,700	322,706
Pier 1 Imports, Inc.	69,800	1,308,052
RadioShack Corp.	77,300	183,974
Rent-A-Center, Inc.	44,000	1,543,520
rue21, Inc.*	9,400	292,810
Select Comfort Corp.*	504,687	15,922,875
Shoe Carnival, Inc.	12,750	300,008
Sonic Automotive, Inc., Class A	27,100	514,358
Stage Stores, Inc.	26,700	562,302
Stein Mart, Inc.*	18,600	158,286
Systemax, Inc.*	24,790	292,770
Teavana Holdings, Inc.*	30,300	395,112
Tilly’s, Inc., Class A*	17,000	311,610
Tractor Supply Co.	97,635	9,655,125
Ulta Salon Cosmetics & Fragrance, Inc.	169,070	16,282,286
Vitamin Shoppe, Inc.*	254,220	14,826,110
West Marine, Inc.*	16,900	179,647
Wet Seal, Inc., Class A*	67,600	212,940
Winmark Corp.	1,727	93,396
Zumiez, Inc.*	16,356	453,552

		143,759,449

Textiles, Apparel & Luxury Goods (1.1%)
Cherokee, Inc.	11,100	161,616
Columbia Sportswear Co.	8,000	432,000
Crocs, Inc.*	69,200	1,121,732
Delta Apparel, Inc.*	300	4,131
Fifth & Pacific Cos., Inc.*	84,600	1,081,188
G-III Apparel Group Ltd.*	9,900	355,410
Iconix Brand Group, Inc.*	52,300	953,952
Jones Group, Inc.	57,200	736,164
K-Swiss, Inc., Class A*	21,800	74,774
Maidenform Brands, Inc.*	16,800	344,064
Movado Group, Inc.	11,400	384,408
Oxford Industries, Inc.	10,900	615,305
Perry Ellis International, Inc.*	10,600	233,730
Quiksilver, Inc.*	97,100	322,372
R.G. Barry Corp.	900	13,266
Skechers U.S.A., Inc., Class A*	29,400	599,760
Steven Madden Ltd.*	30,575	1,336,739
True Religion Apparel, Inc.	18,500	394,605
Tumi Holdings, Inc.*	341,769	8,045,242
Unifi, Inc.*	2,300	29,486
Vera Bradley, Inc.*	14,249	339,839
Warnaco Group, Inc.*	29,700	1,541,430
Wolverine World Wide, Inc.	38,000	1,686,060

		20,807,273

Total Consumer Discretionary		326,138,652

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	6,100	683,017
Central European Distribution Corp.*	50,400	143,640
Coca-Cola Bottling Co. Consolidated	3,300	224,730
Craft Brew Alliance, Inc.*	800	6,280
National Beverage Corp.*	13,500	204,660

		1,262,327

Food & Staples Retailing (0.5%)
Andersons, Inc.	11,800	444,388
Arden Group, Inc., Class A	3,222	312,598
Casey’s General Stores, Inc.	28,650	1,637,061
Chefs’ Warehouse, Inc.*	15,400	252,252
Harris Teeter Supermarkets, Inc.	35,300	1,371,052
Ingles Markets, Inc., Class A	9,200	150,420
Nash Finch Co.	9,600	196,032
Pantry, Inc.*	14,900	216,795
Pricesmart, Inc.	12,700	961,644
Rite Aid Corp.*	423,500	495,495
Roundy’s, Inc.	16,700	101,035
Spartan Stores, Inc.	11,400	174,534
SUPERVALU, Inc.	165,100	397,891
Susser Holdings Corp.*	9,800	354,466
United Natural Foods, Inc.*	36,500	2,133,425
Village Super Market, Inc., Class A	7,400	272,024
Weis Markets, Inc.	7,400	313,242

		9,784,354

Food Products (0.8%)
Alico, Inc.	8,900	277,947
Annie’s, Inc.*	7,300	327,332
B&G Foods, Inc.	36,100	1,094,191
Calavo Growers, Inc.	6,600	165,000
Cal-Maine Foods, Inc.	9,100	408,954
Chiquita Brands International, Inc.*	52,300	399,572
Darling International, Inc.*	92,100	1,684,509
Diamond Foods, Inc.	15,800	297,356
Dole Food Co., Inc.*	28,677	402,338
Farmer Bros Co.*	8,732	83,042
Fresh Del Monte Produce, Inc.	24,600	629,760
Hain Celestial Group, Inc.*	27,243	1,716,309
J&J Snack Foods Corp.	11,500	659,295
John B. Sanfilippo & Son, Inc.*	16,100	209,622
Lancaster Colony Corp.	13,000	952,250
Lifeway Foods, Inc.	600	5,700
Limoneira Co.	7,700	141,911
Omega Protein Corp.*	4,400	30,184
Pilgrim’s Pride Corp.*	26,500	135,415
Post Holdings, Inc.*	21,500	646,290
Sanderson Farms, Inc.	16,000	709,920
Seneca Foods Corp., Class A*	6,100	182,146
Smart Balance, Inc.*	42,200	509,776
Snyders-Lance, Inc.	33,900	847,500
Tootsie Roll Industries, Inc.	16,537	446,168
TreeHouse Foods, Inc.*	29,600	1,554,000

		14,516,487

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	420,384
Harbinger Group, Inc.*	48,400	408,012
Oil-Dri Corp. of America	400	9,256
Spectrum Brands Holdings, Inc.	17,900	716,179
WD-40 Co.	10,700	563,248

		2,117,079

Personal Products (0.2%)
Elizabeth Arden, Inc.*	17,700	836,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Female Health Co.	900	$6,435
Inter Parfums, Inc.	13,100	239,730
Medifast, Inc.*	16,200	423,630
Nature’s Sunshine Products, Inc.	16,700	272,878
Nutraceutical International Corp.*	14,900	234,824
Prestige Brands Holdings, Inc.*	36,100	612,256
Revlon, Inc., Class A*	16,800	259,392
Schiff Nutrition International, Inc.*	17,600	425,744
Synutra International, Inc.*	28,093	129,790
USANA Health Sciences, Inc.*	5,900	274,173

		3,715,000

Tobacco (0.1%)
Alliance One International, Inc.*	84,300	272,289
Star Scientific, Inc.*	113,300	392,018
Universal Corp.	17,400	886,008
Vector Group Ltd.	43,210	716,854

		2,267,169

Total Consumer Staples		33,662,416

Energy (5.9%)
Energy Equipment & Services (2.5%)
Basic Energy Services, Inc.*	19,500	218,790
Bristow Group, Inc.	25,801	1,304,241
C&J Energy Services, Inc.*	34,700	690,530
Cal Dive International, Inc.*	77,100	117,963
Dawson Geophysical Co.*	7,300	184,398
Dril-Quip, Inc.*	81,575	5,863,611
Exterran Holdings, Inc.*	45,900	930,852
Forum Energy Technologies, Inc.*	17,300	420,736
Global Geophysical Services, Inc.*	21,100	116,261
Gulf Island Fabrication, Inc.	8,300	231,321
Gulfmark Offshore, Inc., Class A*	20,900	690,536
Heckmann Corp.*	104,100	437,220
Helix Energy Solutions Group, Inc.*	75,800	1,384,866
Hercules Offshore, Inc.*	123,200	601,216
Hornbeck Offshore Services, Inc.*	27,500	1,007,875
ION Geophysical Corp.*	94,900	658,606
Key Energy Services, Inc.*	117,400	821,800
Lufkin Industries, Inc.	24,200	1,302,444
Matrix Service Co.*	17,700	187,089
Mitcham Industries, Inc.*	3,300	52,569
Natural Gas Services Group, Inc.*	11,600	173,420
Newpark Resources, Inc.*	56,300	417,183
Oceaneering International, Inc.	198,140	10,947,235
Oil States International, Inc.*	152,852	12,145,620
OYO Geospace Corp.*	4,000	489,640
Parker Drilling Co.*	77,700	328,671
PHI, Inc. (Non-Voting)*	10,200	320,892
Pioneer Energy Services Corp.*	38,100	296,799
RigNet, Inc.*	16,400	303,400
Superior Energy Services, Inc.*	127,595	2,618,249
Tesco Corp.*	19,300	206,124
TETRA Technologies, Inc.*	50,400	304,920
Union Drilling, Inc.*	26,500	171,985
Vantage Drilling Co.*	128,600	236,624
Willbros Group, Inc.*	30,700	164,859

		46,348,545

Oil, Gas & Consumable Fuels (3.4%)
Abraxas Petroleum Corp.*	79,900	183,770
Alon USA Energy, Inc.	31,000	424,700
Amyris, Inc.*	34,600	119,024
Apco Oil and Gas International, Inc.	7,791	125,357
Approach Resources, Inc.*	22,500	677,925
Arch Coal, Inc.	165,100	1,045,083
Berry Petroleum Co., Class A	44,500	1,808,035
Bill Barrett Corp.*	33,000	817,410
Bonanza Creek Energy, Inc.*	12,700	299,212
BPZ Resources, Inc.*	91,100	260,546
Callon Petroleum Co.*	48,100	295,815
Carrizo Oil & Gas, Inc.*	30,800	770,308
Clayton Williams Energy, Inc.*	5,300	275,017
Clean Energy Fuels Corp.*	51,400	676,938
Cloud Peak Energy, Inc.*	43,706	791,078
Comstock Resources, Inc.*	34,200	628,596
Contango Oil & Gas Co.*	9,907	486,830
Crimson Exploration, Inc.*	6,700	28,609
Crosstex Energy, Inc.	42,000	589,260
CVR Energy, Inc.*	12,700	466,725
Delek U.S. Holdings, Inc.	16,700	425,683
Endeavour International Corp.*	32,700	316,209
Energy XXI Bermuda Ltd.	59,801	2,090,045
EPL Oil & Gas, Inc.*	18,500	375,365
Evolution Petroleum Corp.*	35,500	286,840
Forest Oil Corp.*	91,600	774,020
Frontline Ltd.*	27,700	106,368
FX Energy, Inc.*	51,600	384,936
GasLog Ltd.*	25,200	291,816
Gastar Exploration Ltd.*	54,000	89,640
Gevo, Inc.*	18,700	39,831
Goodrich Petroleum Corp.*	30,700	388,048
Green Plains Renewable Energy, Inc.*	17,100	100,206
Gulfport Energy Corp.*	43,300	1,353,558
Halcon Resources Corp.*	86,678	635,350
Hallador Energy Co.	16,700	139,111
Harvest Natural Resources, Inc.*	35,500	316,660
Isramco, Inc.*	450	52,200
KiOR, Inc., Class A*	19,600	182,280
Knightsbridge Tankers Ltd.	18,500	121,175
Kodiak Oil & Gas Corp.*	204,700	1,915,992
Laredo Petroleum Holdings, Inc.*	257,790	5,666,224
Magnum Hunter Resources Corp.*	114,600	508,824
Matador Resources Co.*	190,350	1,977,736
McMoRan Exploration Co.*	78,800	925,900
Midstates Petroleum Co., Inc.*	20,800	179,920
Miller Energy Resources, Inc.*	45,900	230,877
Nordic American Tankers Ltd.	41,200	415,296
Northern Oil and Gas, Inc.*	45,300	769,647
Oasis Petroleum, Inc.*	371,040	10,934,549
Overseas Shipholding Group, Inc.	20,000	132,000
Panhandle Oil and Gas, Inc., Class A	6,000	184,020
PDC Energy, Inc.*	23,300	736,979
Penn Virginia Corp.	42,300	262,260
PetroQuest Energy, Inc.*	46,200	310,002
Quicksilver Resources, Inc.*	91,300	373,417
Rentech, Inc.*	190,700	469,122
Resolute Energy Corp.*	33,100	293,597
REX American Resources Corp.*	1,200	21,612
Rex Energy Corp.*	27,200	363,120
Rosetta Resources, Inc.*	40,600	1,944,740
Sanchez Energy Corp.*	11,500	234,945
Scorpio Tankers, Inc.*	63,300	379,800
SemGroup Corp., Class A*	29,800	1,098,130
Ship Finance International Ltd.	27,200	427,584
SM Energy Co.	148,061	8,011,581
Solazyme, Inc.*	25,500	292,740
Stone Energy Corp.*	38,500	967,120
Swift Energy Co.*	29,100	607,608
Targa Resources Corp.	22,594	1,137,382
Teekay Tankers Ltd., Class A	69,700	260,678
Triangle Petroleum Corp.*	42,600	305,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Uranerz Energy Corp.*	98,700	$160,881
VAALCO Energy, Inc.*	45,000	384,750
Venoco, Inc.*	25,400	301,752
W&T Offshore, Inc.	22,700	426,306
Warren Resources, Inc.*	66,300	201,552
Western Refining, Inc.	50,200	1,314,236
Westmoreland Coal Co.*	13,500	134,055
ZaZa Energy Corp.*	58,200	172,854

		64,674,383

Total Energy		111,022,928

Financials (14.8%)
Capital Markets (3.3%)
Affiliated Managers Group, Inc.*	126,840	15,601,320
Apollo Investment Corp.	157,790	1,241,807
Arlington Asset Investment Corp., Class A	10,900	260,074
Artio Global Investors, Inc.	80,736	240,593
BGC Partners, Inc., Class A	76,540	375,046
BlackRock Kelso Capital Corp.	48,960	475,891
Calamos Asset Management, Inc., Class A	17,200	200,208
Capital Southwest Corp.	2,607	291,854
CIFC Corp.*	2,400	17,568
Cohen & Steers, Inc.	18,566	549,925
Cowen Group, Inc., Class A*	90,925	245,497
Diamond Hill Investment Group, Inc.	2,100	161,028
Duff & Phelps Corp., Class A	19,150	260,631
Epoch Holding Corp.	11,700	270,270
Evercore Partners, Inc., Class A	22,200	599,400
FBR & Co.*	48,500	149,865
Fidus Investment Corp.	2,500	41,750
Fifth Street Finance Corp.	62,050	681,309
Financial Engines, Inc.*	36,000	857,880
FXCM, Inc., Class A	20,900	199,595
GAMCO Investors, Inc., Class A	5,330	265,168
GFI Group, Inc.	54,081	171,978
Gladstone Capital Corp.	30,600	267,750
Gladstone Investment Corp.	16,840	131,689
Golub Capital BDC, Inc.	15,200	241,680
Greenhill & Co., Inc.	22,600	1,169,550
GSV Capital Corp.*	26,000	224,380
Harris & Harris Group, Inc.*	27,620	104,680
Hercules Technology Growth Capital, Inc.	36,807	405,245
HFF, Inc., Class A*	21,500	320,350
Horizon Technology Finance Corp.	900	14,544
ICG Group, Inc.*	24,900	252,984
INTL FCStone, Inc.*	12,200	232,532
Investment Technology Group, Inc.*	36,200	314,940
JMP Group, Inc.	10,500	57,645
KBW, Inc.	23,291	383,603
KCAP Financial, Inc.	40,900	378,734
Knight Capital Group, Inc., Class A*	71,744	192,274
Ladenburg Thalmann Financial Services, Inc.*	134,900	178,068
Lazard Ltd., Class A	348,830	10,196,301
Main Street Capital Corp.	19,030	561,575
Manning & Napier, Inc.	22,200	270,618
MCG Capital Corp.	53,270	245,575
Medallion Financial Corp.	21,894	258,568
Medley Capital Corp.	24,000	337,680
MVC Capital, Inc.	14,400	184,320
New Mountain Finance Corp.	4,600	68,172
NGP Capital Resources Co.	30,600	228,276
Oppenheimer Holdings, Inc., Class A	500	7,975
PennantPark Investment Corp.	43,805	464,771
Piper Jaffray Cos., Inc.*	14,100	358,845
Prospect Capital Corp.	115,261	1,327,807
Pzena Investment Management, Inc., Class A	47,738	248,715
Safeguard Scientifics, Inc.*	14,330	224,838
Solar Capital Ltd.	26,200	600,504
Solar Senior Capital Ltd.	2,100	37,611
Stifel Financial Corp.*	479,309	16,104,782
SWS Group, Inc.*	29,340	179,267
TCP Capital Corp.	16,054	256,222
THL Credit, Inc.	16,700	234,301
TICC Capital Corp.	22,410	233,064
Triangle Capital Corp.	19,400	497,804
Virtus Investment Partners, Inc.*	3,795	326,370
Walter Investment Management Corp.*	18,440	682,464
Westwood Holdings Group, Inc.	6,900	269,169
WisdomTree Investments, Inc.*	45,600	305,520

		62,740,419

Commercial Banks (5.1%)
1st Source Corp.	10,350	230,494
1st United Bancorp, Inc./Florida*	25,200	162,540
Access National Corp.	300	4,098
Alliance Financial Corp./New York	2,610	104,948
American National Bankshares, Inc.	11,200	253,008
Ameris Bancorp*	24,100	303,419
Ames National Corp.	13,560	282,590
Arrow Financial Corp.	7,298	182,450
BancFirst Corp.	6,800	292,128
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	384,808
Bancorp, Inc./Delaware*	27,400	281,398
BancorpSouth, Inc.	71,100	1,048,014
Bank of Kentucky Financial Corp.	10,100	280,174
Bank of Marin Bancorp/California	6,890	292,894
Bank of the Ozarks, Inc.	19,960	688,021
Banner Corp.	14,900	403,790
Bar Harbor Bankshares	100	3,574
BBCN Bancorp, Inc.*	60,610	764,292
Boston Private Financial Holdings, Inc.	54,810	525,628
Bridge Bancorp, Inc.	6,100	142,191
Bridge Capital Holdings*	20,000	309,200
Bryn Mawr Bank Corp.	13,972	313,532
BSB Bancorp, Inc./Massachusetts*	200	2,580
C&F Financial Corp.	100	3,935
Camden National Corp.	5,250	194,460
Capital Bank Financial Corp., Class A*	14,311	257,604
Capital City Bank Group, Inc.*	14,500	154,280
Cardinal Financial Corp.	19,550	279,565
Cascade Bancorp*	28,500	150,480
Cathay General Bancorp	57,001	983,837
Center Bancorp, Inc.	700	8,344
Centerstate Banks, Inc.	33,000	294,360
Central Pacific Financial Corp.*	20,000	286,000
Chemical Financial Corp.	19,500	471,900
Citizens & Northern Corp.	12,200	239,242
Citizens Republic Bancorp, Inc.*	31,100	601,785
City Holding Co.	10,500	376,320
CNB Financial Corp./Pennsylvania	10,440	182,804
CoBiz Financial, Inc.	45,935	321,545
Columbia Banking System, Inc.	24,900	461,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Community Bank System, Inc.	37,576	$1,059,267
Community Trust Bancorp, Inc.	10,100	358,903
CVB Financial Corp.	63,600	759,384
Eagle Bancorp, Inc.*	16,300	272,536
Enterprise Bancorp, Inc./Massachusetts	200	3,416
Enterprise Financial Services Corp.	14,590	198,424
F.N.B. Corp./Pennsylvania	121,800	1,365,378
Financial Institutions, Inc.	17,300	322,472
First Bancorp, Inc./Maine	5,740	100,737
First Bancorp/North Carolina	17,000	196,010
First BanCorp/Puerto Rico*	69,800	308,516
First Busey Corp.	50,620	247,026
First California Financial Group, Inc.*	37,500	261,000
First Commonwealth Financial Corp.	101,100	712,755
First Community Bancshares, Inc./Virginia	21,700	331,142
First Connecticut Bancorp, Inc./Connecticut	19,800	267,498
First Financial Bancorp	41,460	701,089
First Financial Bankshares, Inc.	22,800	821,484
First Financial Corp./Indiana	8,500	266,390
First Interstate Bancsystem, Inc.	13,400	200,464
First Merchants Corp.	20,800	312,208
First Midwest Bancorp, Inc./Illinois	70,600	886,030
First of Long Island Corp.	10,600	326,586
FirstMerit Corp.	95,140	1,401,412
FNB United Corp.*	11,214	133,222
German American Bancorp, Inc.	10,200	246,024
Glacier Bancorp, Inc.	69,830	1,087,951
Great Southern Bancorp, Inc.	8,200	253,462
Guaranty Bancorp*	125,700	253,914
Hancock Holding Co.	62,890	1,946,445
Hanmi Financial Corp.*	21,138	270,778
Heartland Financial USA, Inc.	10,355	282,381
Heritage Commerce Corp.*	2,400	16,656
Heritage Financial Corp./Washington	18,940	284,668
Heritage Oaks Bancorp*	500	2,880
Home BancShares, Inc./Arkansas	15,947	543,633
Horizon Bancorp/Indiana	100	2,858
Hudson Valley Holding Corp.	10,280	175,274
IBERIABANK Corp.	258,082	11,820,156
Independent Bank Corp./Massachusetts	13,600	409,224
International Bancshares Corp.	38,400	731,520
Investors Bancorp, Inc.*	32,200	587,328
Lakeland Bancorp, Inc.	25,724	266,243
Lakeland Financial Corp.	10,570	291,732
MainSource Financial Group, Inc.	24,000	308,160
MB Financial, Inc.	37,500	740,625
Mercantile Bank Corp.*	300	5,142
Merchants Bancshares, Inc.	5,600	165,480
Metro Bancorp, Inc.*	20,350	257,835
MetroCorp Bancshares, Inc.*	27,100	286,989
Middleburg Financial Corp.	200	3,552
MidWestOne Financial Group, Inc.	12,200	262,788
National Bankshares, Inc./Virginia	5,900	195,880
National Penn Bancshares, Inc.	94,900	864,539
NBT Bancorp, Inc.	22,900	505,403
Northrim BanCorp, Inc.	200	4,028
Old National Bancorp/Indiana	78,880	1,073,557
OmniAmerican Bancorp, Inc.*	10,876	247,211
Oriental Financial Group, Inc.	33,400	351,368
Pacific Capital Bancorp*	7,700	353,430
Pacific Continental Corp.	17,200	153,596
PacWest Bancorp	29,800	696,426
Park National Corp.	8,850	619,677
Park Sterling Corp.*	7,500	37,050
Peapack-Gladstone Financial Corp.	200	3,268
Penns Woods Bancorp, Inc.	2,540	112,598
Peoples Bancorp, Inc./Ohio	14,600	334,194
Pinnacle Financial Partners, Inc.*	21,281	411,149
Preferred Bank/California*	300	4,254
PrivateBancorp, Inc.	43,518	695,853
Prosperity Bancshares, Inc.	40,250	1,715,455
Renasant Corp.	14,800	290,154
Republic Bancorp, Inc./Kentucky, Class A	10,900	239,255
S&T Bancorp, Inc.	19,961	351,513
Sandy Spring Bancorp, Inc.	15,910	306,268
SCBT Financial Corp.	9,000	362,520
Seacoast Banking Corp. of Florida*	8,400	13,356
Sierra Bancorp	6,800	83,368
Signature Bank/New York*	218,650	14,667,042
Simmons First National Corp., Class A	11,620	283,005
Southside Bancshares, Inc.	10,968	239,212
Southwest Bancorp, Inc./Oklahoma*	24,500	265,825
State Bank Financial Corp.	22,700	374,323
StellarOne Corp.	15,540	204,506
Sterling Bancorp/New York	19,600	194,432
Sterling Financial Corp./Washington	19,200	427,584
Suffolk Bancorp*	1,260	18,472
Sun Bancorp, Inc./New Jersey*	81,000	272,970
Susquehanna Bancshares, Inc.	146,151	1,528,739
SVB Financial Group*	135,710	8,205,027
SY Bancorp, Inc.	7,300	172,718
Taylor Capital Group, Inc.*	15,400	263,648
Texas Capital Bancshares, Inc.*	29,650	1,473,902
Tompkins Financial Corp.	6,651	269,499
TowneBank/Virginia	15,645	239,838
Trico Bancshares	16,600	274,398
Trustmark Corp.	56,520	1,375,697
UMB Financial Corp.	25,060	1,219,921
Umpqua Holdings Corp.	81,090	1,045,250
Union First Market Bankshares Corp.	17,050	265,298
United Bankshares, Inc./West Virginia	35,680	888,789
United Community Banks, Inc./Georgia*	26,500	222,335
Univest Corp. of Pennsylvania	10,847	195,246
Virginia Commerce Bancorp, Inc.*	28,900	252,875
Washington Banking Co.	14,128	200,194
Washington Trust Bancorp, Inc.	10,900	286,343
Webster Financial Corp.	56,100	1,329,570
WesBanco, Inc.	16,600	343,786
West Bancorp, Inc.	10,200	122,910
West Coast Bancorp/Oregon*	14,080	317,082
Westamerica Bancorp	26,700	1,256,235
Western Alliance Bancorp*	44,400	452,880
Wilshire Bancorp, Inc.*	54,700	344,610
Wintrust Financial Corp.	28,270	1,062,104

		96,422,560

Consumer Finance (0.3%)
Cash America International, Inc.	20,920	806,884
Credit Acceptance Corp.*	5,000	427,550
DFC Global Corp.*	30,350	520,502
EZCORP, Inc., Class A*	33,400	765,862
First Cash Financial Services, Inc.*	22,300	1,026,023
First Marblehead Corp.*	125,870	132,164
Green Dot Corp., Class A*	18,700	228,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nelnet, Inc., Class A	16,850	$400,019
Netspend Holdings, Inc.*	35,900	352,897
Nicholas Financial, Inc.	1,000	12,910
Regional Management Corp.*	17,300	298,425
World Acceptance Corp.*	10,320	696,084

		5,668,021

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	36,200	178,466
MarketAxess Holdings, Inc.	28,400	897,440
Marlin Business Services Corp.	18,400	390,264
MicroFinancial, Inc.	500	4,575
NewStar Financial, Inc.*	18,800	225,412
PHH Corp.*	52,000	1,058,200
PICO Holdings, Inc.*	14,400	328,608
Resource America, Inc., Class A	300	2,052

		3,085,017

Insurance (1.3%)
Alterra Capital Holdings Ltd.	67,400	1,613,556
American Equity Investment Life Holding Co.	36,980	430,077
American Safety Insurance Holdings Ltd.*	9,000	168,210
AMERISAFE, Inc.*	11,990	325,409
Amtrust Financial Services, Inc.	26,510	679,186
Argo Group International Holdings Ltd.	19,900	644,561
Baldwin & Lyons, Inc., Class B	6,687	159,886
Citizens, Inc./Texas*	36,500	382,885
CNO Financial Group, Inc.	161,400	1,557,510
Crawford & Co., Class B	41,181	206,317
Donegal Group, Inc., Class A	11,600	162,864
Eastern Insurance Holdings, Inc.	300	5,031
eHealth, Inc.*	17,000	319,090
EMC Insurance Group, Inc.	11,712	245,952
Employers Holdings, Inc.	30,900	566,397
Enstar Group Ltd.*	6,550	652,707
FBL Financial Group, Inc., Class A	10,100	335,320
First American Financial Corp.	82,600	1,789,942
Flagstone Reinsurance Holdings S.A.	36,874	316,748
Global Indemnity plc*	11,850	259,278
Greenlight Capital Reinsurance Ltd., Class A*	20,316	502,821
Hallmark Financial Services*	19,600	159,544
Hilltop Holdings, Inc.*	34,441	437,745
Homeowners Choice, Inc.	2,700	63,450
Horace Mann Educators Corp.	24,910	451,120
Independence Holding Co.	10,084	101,546
Infinity Property & Casualty Corp.	9,300	561,627
Investors Title Co.	100	6,524
Kansas City Life Insurance Co.	4,690	180,706
Maiden Holdings Ltd.	34,930	310,528
Meadowbrook Insurance Group, Inc.	38,500	296,065
Montpelier Reinsurance Holdings Ltd.	45,200	1,000,276
National Financial Partners Corp.*	31,965	540,208
National Interstate Corp.	10,100	260,580
National Western Life Insurance Co., Class A	1,630	233,497
Navigators Group, Inc.*	7,600	374,110
OneBeacon Insurance Group Ltd., Class A	21,000	282,240
Phoenix Cos., Inc.*	4,700	144,149
Platinum Underwriters Holdings Ltd.	28,380	1,159,891
Presidential Life Corp.	24,500	341,285
Primerica, Inc.	36,600	1,048,224
RLI Corp.	16,500	1,099,890
Safety Insurance Group, Inc.	8,350	383,098
SeaBright Holdings, Inc.	300	3,300
Selective Insurance Group, Inc.	39,140	743,269
State Auto Financial Corp.	13,900	227,821
Stewart Information Services Corp.	20,500	412,870
Symetra Financial Corp.	60,200	740,460
Tower Group, Inc.	27,126	525,973
United Fire Group, Inc.	15,100	379,312
Universal Insurance Holdings, Inc.	47,400	182,490

		23,975,545

Real Estate Investment Trusts (REITs) (3.7%)
Acadia Realty Trust (REIT)	32,086	796,375
AG Mortgage Investment Trust, Inc. (REIT)	15,100	364,363
Agree Realty Corp. (REIT)	8,378	213,555
Alexander’s, Inc. (REIT)	1,600	683,984
American Assets Trust, Inc. (REIT)	23,296	624,100
American Capital Mortgage Investment Corp. (REIT)	28,200	708,666
American Realty Capital Trust, Inc. (REIT)	123,300	1,446,309
Anworth Mortgage Asset Corp. (REIT)	130,400	886,720
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	332,234
Apollo Residential Mortgage, Inc. (REIT)	13,400	295,336
Ares Commercial Real Estate Corp. (REIT)	600	10,236
ARMOUR Residential REIT, Inc. (REIT)	233,308	1,787,139
Ashford Hospitality Trust, Inc. (REIT)	35,550	298,620
Associated Estates Realty Corp. (REIT)	38,500	583,660
Campus Crest Communities, Inc. (REIT)	24,164	260,971
CapLease, Inc. (REIT)	72,600	375,342
Capstead Mortgage Corp. (REIT)	76,810	1,036,167
Cedar Realty Trust, Inc. (REIT)	54,300	286,704
Chatham Lodging Trust (REIT)	17,300	240,124
Chesapeake Lodging Trust (REIT)	23,320	463,368
Colonial Properties Trust (REIT)	75,000	1,578,750
Colony Financial, Inc. (REIT)	23,434	456,494
Coresite Realty Corp. (REIT)	17,800	479,532
Cousins Properties, Inc. (REIT)	63,102	501,030
CreXus Investment Corp. (REIT)	52,072	562,898
CubeSmart (REIT)	88,350	1,137,064
CYS Investments, Inc. (REIT)	129,037	1,818,131
DCT Industrial Trust, Inc. (REIT)	216,800	1,402,696
DiamondRock Hospitality Co. (REIT)	142,108	1,368,500
DuPont Fabros Technology, Inc. (REIT)	47,710	1,204,677
Dynex Capital, Inc. (REIT)	33,330	358,298
EastGroup Properties, Inc. (REIT)	22,180	1,179,976
Education Realty Trust, Inc. (REIT)	88,000	959,200
Entertainment Properties Trust (REIT)	39,678	1,762,894
Equity One, Inc. (REIT)	38,700	815,022
Excel Trust, Inc. (REIT)	23,700	270,654
FelCor Lodging Trust, Inc. (REIT)*	88,640	420,154
First Industrial Realty Trust, Inc. (REIT)*	77,900	1,023,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
First Potomac Realty Trust (REIT)	34,657	$446,382
Franklin Street Properties Corp. (REIT)	48,980	542,209
Getty Realty Corp. (REIT)	19,520	350,384
Gladstone Commercial Corp. (REIT)	14,400	262,944
Glimcher Realty Trust (REIT)	100,330	1,060,488
Government Properties Income Trust (REIT)	25,350	593,190
Gramercy Capital Corp./New York (REIT)*	2,400	7,224
Gyrodyne Co. of America, Inc. (REIT)*	100	10,863
Healthcare Realty Trust, Inc. (REIT)	56,400	1,300,020
Hersha Hospitality Trust (REIT)	133,729	655,272
Highwoods Properties, Inc. (REIT)	60,800	1,983,296
Hudson Pacific Properties, Inc. (REIT)	27,900	516,150
Inland Real Estate Corp. (REIT)	47,500	391,875
Invesco Mortgage Capital, Inc. (REIT)	89,755	1,806,768
Investors Real Estate Trust (REIT)	55,920	462,458
iStar Financial, Inc. (REIT)*	66,700	552,276
Kite Realty Group Trust (REIT)	44,430	226,593
LaSalle Hotel Properties (REIT)	69,950	1,866,966
Lexington Realty Trust (REIT)	80,945	781,929
LTC Properties, Inc. (REIT)	21,800	694,330
Medical Properties Trust, Inc. (REIT)	96,558	1,009,031
Mission West Properties, Inc. (REIT)	19,345	168,302
Monmouth Real Estate Investment Corp. (REIT), Class A	34,513	386,200
National Health Investors, Inc. (REIT)	17,400	895,056
New York Mortgage Trust, Inc. (REIT)	4,700	33,135
NorthStar Realty Finance Corp. (REIT)	103,680	659,405
Omega Healthcare Investors, Inc. (REIT)	82,330	1,871,361
One Liberty Properties, Inc. (REIT)	12,500	233,125
Parkway Properties, Inc./Maryland (REIT)	20,269	270,997
Pebblebrook Hotel Trust (REIT)	45,428	1,062,561
Pennsylvania Real Estate Investment Trust (REIT)	39,160	621,078
PennyMac Mortgage Investment Trust (REIT)	46,763	1,092,851
Potlatch Corp. (REIT)	28,600	1,068,782
PS Business Parks, Inc. (REIT)	13,120	876,678
RAIT Financial Trust (REIT)	57,900	303,975
Ramco-Gershenson Properties Trust (REIT)	26,860	336,556
Redwood Trust, Inc. (REIT)	61,900	895,074
Resource Capital Corp. (REIT)	53,250	313,110
Retail Opportunity Investments Corp. (REIT)	37,400	481,338
RLJ Lodging Trust (REIT)	83,000	1,569,530
Rouse Properties, Inc. (REIT)	19,400	278,390
Sabra Health Care REIT, Inc. (REIT)	26,200	524,262
Saul Centers, Inc. (REIT)	5,950	264,180
Select Income REIT (REIT)	11,300	278,206
Sovran Self Storage, Inc. (REIT)	22,520	1,302,782
STAG Industrial, Inc. (REIT)	22,200	360,972
Strategic Hotels & Resorts, Inc. (REIT)*	166,972	1,003,502
Summit Hotel Properties, Inc. (REIT)	27,800	237,412
Sun Communities, Inc. (REIT)	18,840	831,221
Sunstone Hotel Investors, Inc. (REIT)*	106,263	1,168,893
Terreno Realty Corp. (REIT)	300	4,740
Two Harbors Investment Corp. (REIT)	217,550	2,556,213
UMH Properties, Inc. (REIT)	1,800	21,546
Universal Health Realty Income Trust (REIT)	7,650	351,747
Urstadt Biddle Properties, Inc. (REIT), Class A	13,570	274,521
Washington Real Estate Investment Trust (REIT)	47,800	1,281,996
Western Asset Mortgage Capital Corp. (REIT)	13,700	304,140
Whitestone REIT (REIT)	1,200	15,840
Winthrop Realty Trust (REIT)	21,000	226,380

		68,940,254

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	13,700	203,308
Consolidated-Tomoka Land Co.	300	9,867
Forestar Group, Inc.*	24,000	399,840
Kennedy-Wilson Holdings, Inc.	33,500	467,995
Tejon Ranch Co.*	9,200	276,368
Thomas Properties Group, Inc.	50,200	292,164

		1,649,542

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	57,300	566,124
Bank Mutual Corp.	35,800	162,890
BankFinancial Corp.	19,800	174,042
Beneficial Mutual Bancorp, Inc.*	21,670	207,165
Berkshire Hills Bancorp, Inc.	14,800	338,624
BofI Holding, Inc.*	15,900	414,195
Brookline Bancorp, Inc.	51,156	451,196
Cape Bancorp, Inc.*	600	5,616
Charter Financial Corp./Georgia	25,400	247,650
Clifton Savings Bancorp, Inc.	20,500	225,500
Dime Community Bancshares, Inc.	18,400	265,696
Doral Financial Corp.*	202,200	190,210
ESB Financial Corp.	11,920	166,403
ESSA Bancorp, Inc.	14,300	148,577
EverBank Financial Corp.	24,100	331,857
Farmer Mac, Class C	13,100	337,194
First Defiance Financial Corp.	900	15,534
First Financial Holdings, Inc.	3,500	45,465
First Financial Northwest, Inc.*	300	2,415
First PacTrust Bancorp, Inc.	700	8,757
Flushing Financial Corp.	20,350	321,530
Fox Chase Bancorp, Inc.	19,900	310,838
Franklin Financial Corp./Virginia*	19,400	330,964
Heritage Financial Group, Inc.	200	2,628
Home Bancorp, Inc.*	200	3,598
Home Federal Bancorp, Inc./Idaho	24,861	281,427
Home Loan Servicing Solutions Ltd.	10,000	162,700
HomeStreet, Inc.*	1,700	64,702
Kaiser Federal Financial Group, Inc.	300	4,527
Kearny Financial Corp.	15,907	154,934
Meridian Interstate Bancorp, Inc.*	16,333	269,494
MGIC Investment Corp.*	139,751	213,819
Nationstar Mortgage Holdings, Inc.*	14,900	494,382
Northfield Bancorp, Inc./New Jersey	13,700	219,474
Northwest Bancshares, Inc.	78,390	958,710
OceanFirst Financial Corp.	20,887	306,412
Ocwen Financial Corp.*	83,600	2,291,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Oritani Financial Corp.	39,194	$589,870
Peoples Federal Bancshares, Inc.	100	1,728
Provident Financial Holdings, Inc.	500	7,105
Provident Financial Services, Inc.	43,000	678,970
Provident New York Bancorp	20,100	189,141
Radian Group, Inc.	140,266	608,754
Rockville Financial, Inc.	23,498	287,851
Roma Financial Corp.	17,200	153,080
Territorial Bancorp, Inc.	10,300	236,385
Tree.com, Inc.*	500	7,835
TrustCo Bank Corp./New York	66,200	378,664
United Financial Bancorp, Inc.	11,600	167,852
ViewPoint Financial Group, Inc.	22,130	424,232
Walker & Dunlop, Inc.*	21,800	335,066
Westfield Financial, Inc.	22,940	171,821
WSFS Financial Corp.	4,300	177,504

		15,112,583

Total Financials		277,593,941

Health Care (14.2%)
Biotechnology (3.6%)
Achillion Pharmaceuticals, Inc.*	406,655	4,233,279
Acorda Therapeutics, Inc.*	28,100	719,641
Aegerion Pharmaceuticals, Inc.*	16,100	238,602
Affymax, Inc.*	25,200	530,712
Agenus, Inc.*	2,300	10,603
Alkermes plc*	95,200	1,975,400
Alnylam Pharmaceuticals, Inc.*	32,300	606,917
AMAG Pharmaceuticals, Inc.*	19,553	346,870
Amarin Corp. plc (ADR)*	268,282	3,380,353
Amicus Therapeutics, Inc.*	57,300	297,960
Anacor Pharmaceuticals, Inc.*	37,300	245,434
Arena Pharmaceuticals, Inc.*	168,800	1,404,416
ARIAD Pharmaceuticals, Inc.*	270,968	6,564,200
ArQule, Inc.*	31,300	159,943
Array BioPharma, Inc.*	92,500	542,050
Astex Pharmaceuticals*	21,200	65,084
AVEO Pharmaceuticals, Inc.*	24,500	255,045
BioCryst Pharmaceuticals, Inc.*	58,200	246,768
Biospecifics Technologies Corp.*	500	9,710
Biotime, Inc.*	32,400	136,080
Celldex Therapeutics, Inc.*	40,100	252,630
Cepheid, Inc.*	101,031	3,486,580
ChemoCentryx, Inc.*	14,400	167,472
Clovis Oncology, Inc.*	17,100	349,695
Codexis, Inc.*	30,966	93,827
Coronado Biosciences, Inc.*	2,400	12,480
Cubist Pharmaceuticals, Inc.*	49,300	2,350,624
Curis, Inc.*	78,400	324,576
Cytori Therapeutics, Inc.*	35,300	155,673
Dendreon Corp.*	119,800	578,634
Discovery Laboratories, Inc.*	6,500	21,320
DUSA Pharmaceuticals, Inc.*	6,700	45,493
Dyax Corp.*	129,700	337,220
Dynavax Technologies Corp.*	135,400	644,504
Emergent Biosolutions, Inc.*	18,700	265,727
Enzon Pharmaceuticals, Inc.*	38,700	269,352
Exact Sciences Corp.*	40,800	449,208
Exelixis, Inc.*	142,700	687,814
Genomic Health, Inc.*	10,000	346,900
Geron Corp.*	58,900	100,130
GTx, Inc.*	59,200	271,136
Halozyme Therapeutics, Inc.*	59,200	447,552
Idenix Pharmaceuticals, Inc.*	47,200	215,704
ImmunoCellular Therapeutics Ltd.*	7,400	20,794
Immunogen, Inc.*	64,800	946,080
Immunomedics, Inc.*	59,600	209,196
Infinity Pharmaceuticals, Inc.*	18,800	442,740
InterMune, Inc.*	50,900	456,573
Ironwood Pharmaceuticals, Inc.*	58,500	747,630
Isis Pharmaceuticals, Inc.*	96,700	1,360,569
Keryx Biopharmaceuticals, Inc.*	129,700	365,754
Lexicon Pharmaceuticals, Inc.*	224,300	520,376
Ligand Pharmaceuticals, Inc., Class B*	14,150	242,673
MannKind Corp.*	130,855	376,862
Maxygen, Inc.	23,900	63,096
Merrimack Pharmaceuticals, Inc.*	37,200	348,936
Momenta Pharmaceuticals, Inc.*	33,100	482,267
Neurocrine Biosciences, Inc.*	43,100	343,938
NewLink Genetics Corp.*	20,700	335,961
Novavax, Inc.*	77,700	167,832
NPS Pharmaceuticals, Inc.*	61,200	566,100
OncoGenex Pharmaceutical, Inc.*	3,100	43,927
Oncothyreon, Inc.*	41,100	211,254
Onyx Pharmaceuticals, Inc.*	145,500	12,294,750
Opko Health, Inc.*	73,800	308,484
Orexigen Therapeutics, Inc.*	47,700	272,367
Osiris Therapeutics, Inc.*	34,900	385,645
PDL BioPharma, Inc.	101,200	778,228
Pharmacyclics, Inc.*	42,300	2,728,350
Progenics Pharmaceuticals, Inc.*	33,600	96,432
Raptor Pharmaceutical Corp.*	49,500	275,220
Repligen Corp.*	4,100	24,436
Rigel Pharmaceuticals, Inc.*	49,200	504,300
Sangamo BioSciences, Inc.*	34,400	209,152
Seattle Genetics, Inc.*	82,700	2,228,765
SIGA Technologies, Inc.*	30,400	97,280
Spectrum Pharmaceuticals, Inc.*	46,200	540,540
Sunesis Pharmaceuticals, Inc.*	18,400	103,960
Synageva BioPharma Corp.*	7,100	379,353
Synergy Pharmaceuticals, Inc.*	52,800	252,384
Synta Pharmaceuticals Corp.*	51,500	392,430
Targacept, Inc.*	20,800	101,712
Theravance, Inc.*	50,000	1,295,500
Threshold Pharmaceuticals, Inc.*	39,100	283,084
Trius Therapeutics, Inc.*	8,400	48,972
Vanda Pharmaceuticals, Inc.*	21,203	85,448
Verastem, Inc.*	19,790	185,828
Vical, Inc.*	68,900	297,648
XOMA Corp.*	9,900	36,531
ZIOPHARM Oncology, Inc.*	56,100	305,745

		66,608,420

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	14,700	528,024
ABIOMED, Inc.*	22,900	480,671
Accuray, Inc.*	48,667	344,562
Align Technology, Inc.*	55,900	2,066,623
Alphatec Holdings, Inc.*	84,300	139,095
Analogic Corp.	8,700	680,079
AngioDynamics, Inc.*	13,600	165,920
Anika Therapeutics, Inc.*	3,000	45,060
Antares Pharma, Inc.*	97,600	425,536
ArthroCare Corp.*	17,200	557,280
AtriCure, Inc.*	3,900	29,016
Atrion Corp.	1,300	287,950
Cantel Medical Corp.	15,450	418,386
Cardiovascular Systems, Inc.*	2,800	32,368
Cerus Corp.*	26,800	91,120
Conceptus, Inc.*	19,600	398,076
CONMED Corp.	18,600	530,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
CryoLife, Inc.	19,300	$129,696
Cyberonics, Inc.*	21,700	1,137,514
Cynosure, Inc., Class A*	16,600	437,908
Derma Sciences, Inc.*	500	5,190
DexCom, Inc.*	47,700	716,931
Endologix, Inc.*	46,600	644,012
EnteroMedics, Inc.*	2,700	9,855
Exactech, Inc.*	18,800	335,204
Greatbatch, Inc.*	15,100	367,383
Haemonetics Corp.*	18,500	1,483,700
Hansen Medical, Inc.*	11,300	22,035
HeartWare International, Inc.*	112,380	10,618,786
ICU Medical, Inc.*	7,600	459,648
Insulet Corp.*	31,300	675,454
Integra LifeSciences Holdings Corp.*	14,300	587,730
Invacare Corp.	20,100	284,214
IRIS International, Inc.*	12,500	244,000
MAKO Surgical Corp.*	28,100	489,221
Masimo Corp.*	33,950	820,911
Meridian Bioscience, Inc.	26,900	515,942
Merit Medical Systems, Inc.*	32,675	487,838
Natus Medical, Inc.*	18,700	244,409
Navidea Biopharmaceuticals, Inc.*	77,600	213,400
Neogen Corp.*	18,300	781,410
NuVasive, Inc.*	33,600	769,776
NxStage Medical, Inc.*	32,000	422,720
OraSure Technologies, Inc.*	33,600	373,632
Orthofix International N.V.*	12,500	559,375
Palomar Medical Technologies, Inc.*	15,100	142,544
PhotoMedex, Inc.*	20,100	282,606
Quidel Corp.*	17,900	338,847
Rochester Medical Corp.*	900	10,629
Rockwell Medical Technologies, Inc.*	18,300	149,511
RTI Biologics, Inc.*	36,800	153,456
Sirona Dental Systems, Inc.*	214,380	12,211,085
Solta Medical, Inc.*	13,000	40,820
Spectranetics Corp.*	35,600	525,100
STAAR Surgical Co.*	31,400	237,384
STERIS Corp.	42,900	1,521,663
SurModics, Inc.*	21,900	442,818
Symmetry Medical, Inc.*	27,200	269,008
Tornier N.V.*	9,300	176,235
Unilife Corp.*	55,800	174,096
Utah Medical Products, Inc.	300	10,197
Vascular Solutions, Inc.*	18,600	275,466
Volcano Corp.*	397,362	11,352,632
West Pharmaceutical Services, Inc.	29,500	1,565,565
Wright Medical Group, Inc.*	30,600	676,566
Young Innovations, Inc.	6,800	265,880
Zeltiq Aesthetics, Inc.*	26,600	150,024

		62,029,892

Health Care Providers & Services (4.6%)
Acadia Healthcare Co., Inc.*	17,900	426,915
Accretive Health, Inc.*	43,800	488,808
Air Methods Corp.*	10,700	1,277,259
Almost Family, Inc.*	7,000	148,960
Amedisys, Inc.*	23,900	330,059
AMERIGROUP Corp.*	137,606	12,581,317
AMN Healthcare Services, Inc.*	32,800	329,968
Amsurg Corp.*	22,416	636,166
Assisted Living Concepts, Inc., Class A	19,160	146,191
Bio-Reference Labs, Inc.*	15,800	451,564
BioScrip, Inc.*	32,400	295,164
Capital Senior Living Corp.*	30,800	445,676
Catamaran Corp.*	155,508	15,235,119
Centene Corp.*	38,300	1,432,803
Chemed Corp.	14,500	1,004,705
Chindex International, Inc.*	13,800	142,554
Corvel Corp.*	5,700	255,075
Cross Country Healthcare, Inc.*	53,300	251,576
Emeritus Corp.*	21,891	458,397
Ensign Group, Inc.	11,700	358,078
ExamWorks Group, Inc.*	20,300	302,876
Five Star Quality Care, Inc.*	43,100	220,241
Gentiva Health Services, Inc.*	26,900	304,508
Hanger, Inc.*	26,500	756,045
HealthSouth Corp.*	71,600	1,722,696
Healthways, Inc.*	25,900	303,289
HMS Holdings Corp.*	343,340	11,477,856
IPC The Hospitalist Co., Inc.*	10,800	493,560
Kindred Healthcare, Inc.*	33,541	381,697
Landauer, Inc.	6,233	372,235
LHC Group, Inc.*	11,300	208,711
Magellan Health Services, Inc.*	20,500	1,058,005
MEDNAX, Inc.*	164,713	12,262,883
Metropolitan Health Networks, Inc.*	32,100	299,814
Molina Healthcare, Inc.*	20,050	504,257
MWI Veterinary Supply, Inc.*	8,900	949,452
National Healthcare Corp.	6,100	291,214
National Research Corp.	3,648	183,385
Owens & Minor, Inc.#	48,850	1,459,638
PDI, Inc.*	300	2,391
PharMerica Corp.*	20,800	263,328
Providence Service Corp.*	14,500	188,355
PSS World Medical, Inc.*	39,700	904,366
Select Medical Holdings Corp.*	36,419	408,985
Skilled Healthcare Group, Inc., Class A*	26,790	172,260
Sun Healthcare Group, Inc.*	22,800	193,002
Sunrise Senior Living, Inc.*	42,300	603,621
Team Health Holdings, Inc.*	19,100	518,183
Triple-S Management Corp., Class B*	12,700	265,430
U.S. Physical Therapy, Inc.	8,200	226,566
Universal American Corp.*	23,800	219,912
Vanguard Health Systems, Inc.*	23,695	293,107
WellCare Health Plans, Inc.*	201,000	11,366,550

		85,874,772

Health Care Technology (0.3%)
athenahealth, Inc.*	26,750	2,454,847
Computer Programs & Systems, Inc.	6,500	361,075
Epocrates, Inc.*	16,500	192,225
Greenway Medical Technologies*	17,700	302,670
HealthStream, Inc.*	15,100	429,746
MedAssets, Inc.*	45,400	808,120
Medidata Solutions, Inc.*	15,100	626,650
Mediware Information Systems*	200	4,382
Merge Healthcare, Inc.*	82,400	315,592
Omnicell, Inc.*	23,800	330,820
Quality Systems, Inc.	27,800	515,690
Vocera Communications, Inc.*	10,600	327,646

		6,669,463

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	58,100	251,573
BG Medicine, Inc.*	800	2,944
Cambrex Corp.*	29,600	347,208
Fluidigm Corp.*	18,500	314,500
Furiex Pharmaceuticals, Inc.*	3,900	74,412
Harvard Bioscience, Inc.*	4,600	19,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Luminex Corp.*	28,500	$554,040
Pacific Biosciences of California, Inc.*	61,900	113,277
PAREXEL International Corp.*	42,277	1,300,441
Sequenom, Inc.*	64,100	226,273

		3,204,126

Pharmaceuticals (2.2%)
Acura Pharmaceuticals, Inc.*	69,304	120,589
Akorn, Inc.*	729,983	9,650,375
Ampio Pharmaceuticals, Inc.*	37,100	144,690
Auxilium Pharmaceuticals, Inc.*	37,600	919,696
AVANIR Pharmaceuticals, Inc., Class A*	81,500	260,800
BioDelivery Sciences International, Inc.*	2,900	18,328
Cadence Pharmaceuticals, Inc.*	103,000	403,760
Cempra, Inc.*	600	4,470
Corcept Therapeutics, Inc.*	50,500	140,895
Cornerstone Therapeutics, Inc.*	19,200	98,496
Cumberland Pharmaceuticals, Inc.*	900	5,814
Depomed, Inc.*	47,000	277,770
Endocyte, Inc.*	35,900	357,923
Hi-Tech Pharmacal Co., Inc.*	9,500	314,545
Horizon Pharma, Inc.*	26,100	90,567
Impax Laboratories, Inc.*	234,700	6,092,812
Jazz Pharmaceuticals plc*	103,090	5,877,161
Lannett Co., Inc.*	24,000	115,920
MAP Pharmaceuticals, Inc.*	16,300	253,791
Medicines Co.*	38,300	988,523
Medicis Pharmaceutical Corp., Class A	46,500	2,012,055
Nektar Therapeutics*	79,800	852,264
Obagi Medical Products, Inc.*	13,600	168,776
Omeros Corp.*	19,400	182,360
Optimer Pharmaceuticals, Inc.*	281,133	3,969,598
Pacira Pharmaceuticals, Inc.*	24,600	428,040
Pain Therapeutics, Inc.*	81,200	410,060
Par Pharmaceutical Cos., Inc.*	26,200	1,309,476
Pernix Therapeutics Holdings*	42,468	316,387
Pozen, Inc.*	50,300	333,489
Questcor Pharmaceuticals, Inc.*	41,400	765,900
Repros Therapeutics, Inc.*	2,600	39,598
Sagent Pharmaceuticals, Inc.*	10,100	161,095
Santarus, Inc.*	51,800	459,984
Sciclone Pharmaceuticals, Inc.*	56,000	310,800
Sucampo Pharmaceuticals, Inc., Class A*	23,400	117,702
Supernus Pharmaceuticals, Inc.*	1,000	11,550
Transcept Pharmaceuticals, Inc.*	9,700	51,507
Ventrus Biosciences, Inc.*	2,000	7,160
ViroPharma, Inc.*	51,100	1,544,242
Vivus, Inc.*	77,500	1,381,050
XenoPort, Inc.*	33,900	388,494
Zogenix, Inc.*	13,500	35,910

		41,394,422

Total Health Care		265,781,095

Industrials (20.1%)
Aerospace & Defense (1.6%)
AAR Corp.	24,500	402,290
Aerovironment, Inc.*	12,100	283,987
American Science & Engineering, Inc.	6,082	399,040
API Technologies Corp.*	500	1,435
Astronics Corp.*	8,000	246,400
Ceradyne, Inc.	16,600	405,538
Cubic Corp.	12,600	630,756
Curtiss-Wright Corp.	33,000	1,079,100
DigitalGlobe, Inc.*	25,300	515,867
Esterline Technologies Corp.*	23,400	1,313,676
GenCorp, Inc.*	35,500	336,895
GeoEye, Inc.*	15,000	396,450
HEICO Corp.	40,997	1,586,174
Hexcel Corp.*	730,722	17,551,942
KEYW Holding Corp.*	19,900	248,750
Kratos Defense & Security Solutions, Inc.*	48,118	281,009
LMI Aerospace, Inc.*	12,100	247,324
Moog, Inc., Class A*	34,200	1,295,154
National Presto Industries, Inc.	3,778	275,341
Orbital Sciences Corp.*	39,400	573,664
Sypris Solutions, Inc.	300	2,142
Taser International, Inc.*	18,400	110,952
Teledyne Technologies, Inc.*	30,800	1,952,412

		30,136,298

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	36,300	159,720
Atlas Air Worldwide Holdings, Inc.*	18,600	960,318
Echo Global Logistics, Inc.*	14,800	253,820
Forward Air Corp.	22,600	687,266
Hub Group, Inc., Class A*	28,900	857,752
Pacer International, Inc.*	17,500	69,650
Park-Ohio Holdings Corp.*	13,600	294,712
XPO Logistics, Inc.*	14,700	179,928

		3,463,166

Airlines (0.3%)
Alaska Air Group, Inc.*	52,800	1,851,168
Allegiant Travel Co.*	10,190	645,639
Hawaiian Holdings, Inc.*	33,600	187,824
JetBlue Airways Corp.*	176,800	846,872
Republic Airways Holdings, Inc.*	27,000	125,010
SkyWest, Inc.	34,100	352,253
Spirit Airlines, Inc.*	32,400	553,392
U.S. Airways Group, Inc.*	142,400	1,489,504

		6,051,662

Building Products (0.8%)
A.O. Smith Corp.	30,250	1,740,585
AAON, Inc.	13,450	264,831
Ameresco, Inc., Class A*	20,600	243,286
American Woodmark Corp.*	14,500	289,565
Apogee Enterprises, Inc.	15,700	308,034
Builders FirstSource, Inc.*	50,900	264,171
Gibraltar Industries, Inc.*	20,400	261,528
Griffon Corp.	27,100	279,130
Insteel Industries, Inc.	15,300	179,469
NCI Building Systems, Inc.*	27,880	279,636
Nortek, Inc.*	6,000	328,380
Quanex Building Products Corp.	25,200	474,768
Simpson Manufacturing Co., Inc.	245,569	7,028,185
Trex Co., Inc.*	10,900	371,908
Universal Forest Products, Inc.	14,900	618,946
USG Corp.*	57,700	1,266,515

		14,198,937

Commercial Services & Supplies (1.6%)
A.T. Cross Co., Class A*	200	1,994
ABM Industries, Inc.	36,000	681,480
ACCO Brands Corp.*	80,600	523,094
American Reprographics Co.*	68,800	293,776
Asset Acceptance Capital Corp.*	300	2,238
Asta Funding, Inc.	100	939
Brink’s Co.	36,800	945,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Casella Waste Systems, Inc., Class A*	40,600	$173,768
CECO Environmental Corp.	200	1,954
Cenveo, Inc.*	90,700	207,703
CompX International, Inc.	19,200	291,456
Consolidated Graphics, Inc.*	10,000	260,900
Courier Corp.	22,200	271,284
Deluxe Corp.	39,400	1,204,064
Encore Capital Group, Inc.*	17,050	481,833
EnergySolutions, Inc.*	62,000	169,260
EnerNOC, Inc.*	14,500	188,210
Ennis, Inc.	14,500	237,945
G&K Services, Inc., Class A	13,400	419,554
GEO Group, Inc.	43,560	1,205,305
Healthcare Services Group, Inc.	52,200	1,193,814
Heritage-Crystal Clean, Inc.*	13,100	260,035
Herman Miller, Inc.	39,300	763,992
HNI Corp.	35,400	903,054
InnerWorkings, Inc.*	22,600	294,252
Interface, Inc.	37,800	499,338
Intersections, Inc.	15,500	163,370
Kimball International, Inc., Class B	38,900	475,358
Knoll, Inc.	617,822	8,618,617
McGrath RentCorp	15,500	404,395
Metalico, Inc.*	52,300	133,888
Mine Safety Appliances Co.	18,800	700,676
Mobile Mini, Inc.*	32,000	534,720
Multi-Color Corp.	9,000	208,440
NL Industries, Inc.	14,500	166,605
Portfolio Recovery Associates, Inc.*	13,420	1,401,451
Quad/Graphics, Inc.	20,500	347,680
Schawk, Inc.	33,300	434,565
Standard Parking Corp.*	13,400	300,562
Steelcase, Inc., Class A	47,800	470,830
Swisher Hygiene, Inc.*	65,400	90,252
Sykes Enterprises, Inc.*	24,228	325,624
Team, Inc.*	18,000	573,300
Tetra Tech, Inc.#*	44,700	1,173,822
TMS International Corp., Class A*	22,000	217,800
TRC Cos., Inc.*	600	4,512
U.S. Ecology, Inc.	13,800	297,804
UniFirst Corp.	9,400	627,826
United Stationers, Inc.	34,890	907,838
Viad Corp.	11,600	241,976

		30,298,545

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	482,832
Argan, Inc.	13,300	232,085
Comfort Systems USA, Inc.	20,900	228,437
Dycom Industries, Inc.*	22,700	326,426
EMCOR Group, Inc.	56,900	1,623,926
Furmanite Corp.*	37,200	211,296
Granite Construction, Inc.	27,700	795,544
Great Lakes Dredge & Dock Corp.	34,300	264,110
Layne Christensen Co.*	13,800	270,618
MasTec, Inc.*	40,300	793,910
Michael Baker Corp.*	14,900	355,514
MYR Group, Inc.*	19,700	393,015
Northwest Pipe Co.*	10,900	268,685
Orion Marine Group, Inc.*	19,300	143,399
Pike Electric Corp.*	22,400	178,080
Primoris Services Corp.	22,900	298,845
Sterling Construction Co., Inc.*	2,200	21,956
Tutor Perini Corp.*	19,700	225,368

		7,114,046

Electrical Equipment (1.4%)
Acuity Brands, Inc.	36,200	2,291,098
American Superconductor Corp.*	39,300	163,095
AMETEK, Inc.	426,760	15,128,642
AZZ, Inc.	15,800	600,084
Belden, Inc.	36,300	1,338,744
Brady Corp., Class A	38,100	1,115,568
Capstone Turbine Corp.*	208,100	208,100
Coleman Cable, Inc.	31,600	304,624
Encore Wire Corp.	12,200	356,972
EnerSys, Inc.*	36,000	1,270,440
Enphase Energy, Inc.*	37,300	154,422
Franklin Electric Co., Inc.	16,800	1,016,232
FuelCell Energy, Inc.*	160,600	141,328
Generac Holdings, Inc.	18,000	412,020
Global Power Equipment Group, Inc.	11,900	220,031
II-VI, Inc.*	37,100	705,642
LSI Industries, Inc.	1,900	12,806
Powell Industries, Inc.*	7,000	270,690
Preformed Line Products Co.	4,298	233,424
Thermon Group Holdings, Inc.*	15,500	387,345
Vicor Corp.*	30,100	200,767

		26,532,074

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	124,070	6,441,715
Raven Industries, Inc.	26,000	765,180
Seaboard Corp.*	200	452,026
Standex International Corp.	6,900	306,705

		7,965,626

Machinery (7.3%)
Accuride Corp.*	31,800	148,188
Actuant Corp., Class A	440,070	12,594,803
Alamo Group, Inc.	7,800	263,484
Albany International Corp., Class A	16,700	366,899
Altra Holdings, Inc.	16,800	305,760
American Railcar Industries, Inc.*	11,000	311,740
Ampco-Pittsburgh Corp.	8,200	151,290
Astec Industries, Inc.*	11,400	360,354
Barnes Group, Inc.	39,110	978,141
Blount International, Inc.*	30,600	402,696
Briggs & Stratton Corp.	35,000	653,450
Cascade Corp.	5,600	306,544
Chart Industries, Inc.*	216,570	15,993,694
CIRCOR International, Inc.	10,900	411,475
CLARCOR, Inc.	39,100	1,745,033
Columbus McKinnon Corp.*	12,200	184,342
Commercial Vehicle Group, Inc.*	18,700	137,445
Douglas Dynamics, Inc.	17,800	263,262
Dynamic Materials Corp.	11,400	171,228
Eastern Co.	100	1,874
Energy Recovery, Inc.*	68,200	201,872
EnPro Industries, Inc.*	12,800	460,928
ESCO Technologies, Inc.	20,800	808,080
Federal Signal Corp.*	45,300	286,296
Flow International Corp.*	18,000	66,600
FreightCar America, Inc.	11,300	201,027
Gorman-Rupp Co.	8,675	234,225
Graham Corp.	12,100	218,647
Greenbrier Cos., Inc.*	17,400	280,836
Hurco Cos., Inc.*	1,100	25,168
IDEX Corp.	366,350	15,302,440
John Bean Technologies Corp.	18,400	300,472
Joy Global, Inc.	157,940	8,854,116
Kadant, Inc.*	11,800	273,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kaydon Corp.	22,300	$498,182
L.B. Foster Co., Class A	5,800	187,572
Lincoln Electric Holdings, Inc.	266,350	10,400,968
Lindsay Corp.	8,200	590,154
Lydall, Inc.*	22,600	318,434
Meritor, Inc.*	65,800	278,992
Met-Pro Corp.	19,700	176,315
Middleby Corp.*	116,310	13,450,088
Miller Industries, Inc.	15,200	243,960
Mueller Industries, Inc.	21,100	959,417
Mueller Water Products, Inc., Class A	97,400	477,260
NN, Inc.*	6,400	54,336
Omega Flex, Inc.*	13,700	145,357
PMFG, Inc.*	15,300	123,777
Proto Labs, Inc.*	8,300	280,706
RBC Bearings, Inc.*	210,691	10,134,237
Rexnord Corp.*	22,400	408,128
Robbins & Myers, Inc.	221,156	13,180,898
Sauer-Danfoss, Inc.	13,000	522,730
Sun Hydraulics Corp.	12,000	318,840
Tennant Co.	13,800	590,916
Titan International, Inc.	30,200	533,332
Trimas Corp.*	25,000	602,750
Twin Disc, Inc.	12,100	216,590
Valmont Industries, Inc.	113,825	14,967,988
Wabash National Corp.*	37,700	268,801
Watts Water Technologies, Inc., Class A	23,092	873,570
Woodward, Inc.	53,800	1,828,124

		135,898,473

Marine (0.9%)
Genco Shipping & Trading Ltd.*	38,600	142,048
International Shipholding Corp.	14,800	249,676
Kirby Corp.*	284,664	15,736,226
Rand Logistics, Inc.*	100	753

		16,128,703

Professional Services (2.0%)
Acacia Research Corp.*	38,700	1,060,767
Advisory Board Co.*	251,176	12,013,748
Barrett Business Services, Inc.	15,300	414,630
CBIZ, Inc.*	22,800	137,256
CDI Corp.	14,700	250,341
Corporate Executive Board Co.	26,500	1,421,195
CRA International, Inc.*	8,000	138,240
Dolan Co.*	19,000	102,220
Exponent, Inc.*	10,000	570,900
Franklin Covey Co.*	26,300	315,600
FTI Consulting, Inc.*	30,200	805,736
GP Strategies Corp.*	22,500	434,700
Heidrick & Struggles International, Inc.	11,800	150,332
Hill International, Inc.*	35,300	153,908
Hudson Global, Inc.*	51,800	231,028
Huron Consulting Group, Inc.*	17,800	619,796
ICF International, Inc.*	11,700	235,170
Insperity, Inc.	14,100	355,743
Kelly Services, Inc., Class A	18,100	228,060
Kforce, Inc.*	21,300	251,127
Korn/Ferry International*	30,100	461,433
Mistras Group, Inc.*	16,000	371,200
Navigant Consulting, Inc.*	38,800	428,740
Odyssey Marine Exploration, Inc.*	98,000	309,680
On Assignment, Inc.*	33,400	665,328
Pendrell Corp.*	137,300	155,149
Resources Connection, Inc.	26,700	350,037
Robert Half International, Inc.	540,060	14,381,798
RPX Corp.*	12,800	143,488
TrueBlue, Inc.*	28,300	444,876
VSE Corp.	5,900	144,491
WageWorks, Inc.*	10,992	191,810

		37,938,527

Road & Rail (1.4%)
Amerco, Inc.	5,700	606,252
Arkansas Best Corp.	16,400	129,888
Avis Budget Group, Inc.*	91,500	1,407,270
Celadon Group, Inc.	14,500	233,015
Dollar Thrifty Automotive Group, Inc.*	20,600	1,790,758
Genesee & Wyoming, Inc., Class A*	238,946	15,975,929
Heartland Express, Inc.	37,900	506,344
Knight Transportation, Inc.	46,800	669,240
Marten Transport Ltd.	9,800	172,186
Old Dominion Freight Line, Inc.*	55,800	1,682,928
Patriot Transportation Holding, Inc.*	5,600	156,128
Quality Distribution, Inc.*	28,700	265,475
RailAmerica, Inc.*	14,261	391,750
Roadrunner Transportation Systems, Inc.*	14,200	229,756
Saia, Inc.*	10,900	219,526
Swift Transportation Co.*	56,900	490,478
Universal Truckload Services, Inc.	10,800	172,476
Werner Enterprises, Inc.	30,200	645,374
Zipcar, Inc.*	17,900	139,262

		25,884,035

Trading Companies & Distributors (1.8%)
Aceto Corp.	33,500	316,575
Aircastle Ltd.	41,700	472,461
Applied Industrial Technologies, Inc.	31,900	1,321,617
Beacon Roofing Supply, Inc.*	33,000	940,500
CAI International, Inc.*	14,700	301,644
DXP Enterprises, Inc.*	6,900	329,613
Edgen Group, Inc.*	31,100	241,025
H&E Equipment Services, Inc.	17,900	216,948
Houston Wire & Cable Co.	14,700	158,172
Kaman Corp.	20,700	742,302
MSC Industrial Direct Co., Inc., Class A	145,500	9,815,430
Rush Enterprises, Inc., Class A*	22,000	423,720
SeaCube Container Leasing Ltd.	17,700	331,875
TAL International Group, Inc.	22,700	771,346
Textainer Group Holdings Ltd.	10,600	323,830
Titan Machinery, Inc.*	11,000	223,080
United Rentals, Inc.*	463,600	15,164,356
Watsco, Inc.	24,100	1,826,539

		33,921,033

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	23,800	325,108

Total Industrials		375,856,233

Information Technology (18.2%)
Communications Equipment (1.5%)
ADTRAN, Inc.	55,100	952,128
Anaren, Inc.*	11,300	225,887
Arris Group, Inc.*	91,200	1,166,448
Aruba Networks, Inc.*	87,000	1,956,195
Aviat Networks, Inc.*	46,869	111,548
Bel Fuse, Inc., Class B	8,000	149,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Black Box Corp.	11,800	$301,018
CalAmp Corp.*	32,600	267,646
Calix, Inc.*	31,100	199,040
Ciena Corp.*	764,042	10,390,971
Comtech Telecommunications Corp.	18,500	511,340
Digi International, Inc.*	21,200	215,392
Emulex Corp.*	54,500	392,945
Extreme Networks, Inc.*	71,800	239,812
Finisar Corp.*	64,300	919,490
Globecomm Systems, Inc.*	34,100	380,215
Harmonic, Inc.*	77,700	352,758
Infinera Corp.*	75,000	411,000
InterDigital, Inc.	32,800	1,222,784
Ixia*	32,750	526,293
KVH Industries, Inc.*	16,000	215,840
Loral Space & Communications, Inc.	10,400	739,440
NETGEAR, Inc.*	26,300	1,003,082
Numerex Corp., Class A*	200	2,266
Oclaro, Inc.*	44,300	119,610
Oplink Communications, Inc.*	15,900	262,986
Parkervision, Inc.*	6,300	14,742
PC-Tel, Inc.	400	2,820
Plantronics, Inc.	31,600	1,116,428
Procera Networks, Inc.*	14,100	331,350
ShoreTel, Inc.*	35,380	144,704
Sonus Networks, Inc.*	133,400	250,792
Sycamore Networks, Inc.*	13,990	215,446
Symmetricom, Inc.*	30,100	209,797
Tellabs, Inc.	284,800	1,008,192
Telular Corp.	600	5,940
Tessco Technologies, Inc.	400	8,468
Ubiquiti Networks, Inc.*	28,700	341,530
ViaSat, Inc.*	26,000	971,880
Westell Technologies, Inc., Class A*	73,700	157,718

		28,015,381

Computers & Peripherals (0.3%)
3D Systems Corp.*	36,400	1,195,740
Avid Technology, Inc.*	25,600	242,176
Cray, Inc.*	24,700	313,690
Datalink Corp.*	1,500	12,420
Electronics for Imaging, Inc.*	29,449	489,148
Imation Corp.*	24,400	136,396
Immersion Corp.*	36,800	201,296
Intermec, Inc.*	41,500	257,715
Intevac, Inc.*	3,100	18,941
OCZ Technology Group, Inc.*	47,800	165,866
QLogic Corp.*	75,800	865,636
Quantum Corp.*	133,200	214,452
Silicon Graphics International Corp.*	52,700	479,570
STEC, Inc.*	32,600	220,050
Stratasys, Inc.*	14,800	805,120
Super Micro Computer, Inc.*	16,200	194,886
Synaptics, Inc.*	22,500	540,450

		6,353,552

Electronic Equipment, Instruments & Components (1.2%)
Aeroflex Holding Corp.*	65,500	434,265
Agilysys, Inc.*	17,500	150,500
Anixter International, Inc.	21,800	1,252,628
Audience, Inc.*	13,100	81,220
Badger Meter, Inc.	9,500	345,705
Benchmark Electronics, Inc.*	48,500	740,595
Brightpoint, Inc.*	48,600	436,428
Checkpoint Systems, Inc.*	27,500	227,700
Cognex Corp.	29,900	1,033,942
Coherent, Inc.*	17,800	816,308
CTS Corp.	22,100	222,547
Daktronics, Inc.	26,600	252,966
DTS, Inc.*	11,908	277,218
Echelon Corp.*	27,600	105,984
Electro Rent Corp.	16,100	284,809
Electro Scientific Industries, Inc.	16,900	206,518
Fabrinet*	17,600	203,984
FARO Technologies, Inc.*	13,195	545,217
FEI Co.	29,700	1,588,950
GSI Group, Inc.*	22,300	198,693
Insight Enterprises, Inc.*	33,600	587,328
InvenSense, Inc.*	28,200	336,990
Kemet Corp.*	46,100	202,840
Key Tronic Corp.*	500	4,960
Littelfuse, Inc.	16,500	932,910
Maxwell Technologies, Inc.*	28,700	233,044
Measurement Specialties, Inc.*	11,900	392,462
Mercury Computer Systems, Inc.*	18,100	192,222
Mesa Laboratories, Inc.	100	4,838
Methode Electronics, Inc.	22,400	217,504
MTS Systems Corp.	11,300	605,115
Multi-Fineline Electronix, Inc.*	8,450	190,547
Neonode, Inc.*	40,800	153,816
Newport Corp.*	29,600	327,376
OSI Systems, Inc.*	13,800	1,074,192
Park Electrochemical Corp.	13,200	327,756
PC Connection, Inc.	22,600	260,126
Plexus Corp.*	25,895	784,360
Power-One, Inc.*	59,600	333,760
RadiSys Corp.*	22,000	79,200
RealD, Inc.*	27,900	249,426
Richardson Electronics Ltd.	16,700	198,229
Rofin-Sinar Technologies, Inc.*	19,200	378,816
Rogers Corp.*	11,300	478,668
Sanmina-SCI Corp.*	50,800	431,292
ScanSource, Inc.*	21,400	685,228
SYNNEX Corp.*	18,000	586,440
TTM Technologies, Inc.*	50,711	478,205
Universal Display Corp.*	30,900	1,062,342
Viasystems Group, Inc.*	11,400	197,220
Vishay Precision Group, Inc.*	14,900	208,302
Zygo Corp.*	18,100	331,049

		21,932,740

Internet Software & Services (3.2%)
Active Network, Inc.*	30,200	378,406
Ancestry.com, Inc.*	22,700	682,816
Angie’s List, Inc.*	27,700	293,066
Bankrate, Inc.*	35,933	559,836
Bazaarvoice, Inc.*	580,127	8,788,924
Blucora, Inc.*	28,400	505,804
Brightcove, Inc.*	23,200	270,976
Carbonite, Inc.*	22,400	157,024
comScore, Inc.*	22,900	349,225
Constant Contact, Inc.*	20,500	356,700
Cornerstone OnDemand, Inc.*	26,200	803,292
CoStar Group, Inc.*	197,454	16,100,399
DealerTrack Holdings, Inc.*	521,069	14,511,772
Demand Media, Inc.*	25,600	278,272
Demandware, Inc.*	9,300	295,275
Dice Holdings, Inc.*	34,800	293,016
Digital River, Inc.*	27,000	449,820
EarthLink, Inc.	75,000	534,000
Envestnet, Inc.*	18,400	215,280
ExactTarget, Inc.*	12,000	290,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Internap Network Services Corp.*	37,000	$260,850
IntraLinks Holdings, Inc.*	33,200	217,128
Ipass, Inc.*	1,600	3,520
j2 Global, Inc.	32,900	1,079,778
Keynote Systems, Inc.	23,500	340,280
KIT Digital, Inc.*	90,400	271,200
Limelight Networks, Inc.*	80,700	188,838
Liquidity Services, Inc.*	18,300	918,843
LivePerson, Inc.*	37,800	684,558
LogMeIn, Inc.*	14,600	327,478
Marchex, Inc., Class B	5,700	21,774
Market Leader, Inc.*	900	6,030
MeetMe, Inc.*	12,400	35,340
Millennial Media, Inc.*	20,200	289,870
Monster Worldwide, Inc.*	94,300	691,219
Move, Inc.*	27,375	235,973
NIC, Inc.	45,895	679,246
OpenTable, Inc.*	16,900	703,040
Perficient, Inc.*	19,700	237,779
QuinStreet, Inc.*	17,000	142,630
RealNetworks, Inc.*	17,450	145,184
Responsys, Inc.*	21,900	224,037
Saba Software, Inc.*	31,400	313,686
SciQuest, Inc.*	15,700	285,740
SPS Commerce, Inc.*	12,300	473,181
Stamps.com, Inc.*	10,700	247,598
support.com, Inc.*	36,100	152,703
Synacor, Inc.*	20,400	154,632
TechTarget, Inc.*	30,300	179,073
Travelzoo, Inc.*	8,400	197,988
United Online, Inc.	56,300	310,776
Unwired Planet, Inc.*	77,500	148,800
ValueClick, Inc.*	60,300	1,036,557
VistaPrint N.V.*	28,800	983,520
Vocus, Inc.*	13,600	272,816
Web.com Group, Inc.*	24,300	436,185
WebMD Health Corp.*	39,400	552,782
XO Group, Inc.*	23,500	196,225
Yelp, Inc.*	12,500	338,125
Zix Corp.*	63,500	182,245

		60,281,770

IT Services (1.0%)
Acxiom Corp.*	58,200	1,063,314
CACI International, Inc., Class A*	21,900	1,134,201
Cardtronics, Inc.*	30,900	920,202
Cass Information Systems, Inc.	4,910	206,073
CIBER, Inc.*	54,300	188,421
Computer Task Group, Inc.*	20,900	338,162
Convergys Corp.	90,700	1,421,269
CSG Systems International, Inc.*	22,600	508,274
EPAM Systems, Inc.*	8,700	164,778
Euronet Worldwide, Inc.*	36,940	694,103
ExlService Holdings, Inc.*	18,200	536,900
Forrester Research, Inc.	10,500	302,085
Global Cash Access Holdings, Inc.*	46,100	371,105
Hackett Group, Inc.*	42,700	178,486
Heartland Payment Systems, Inc.	26,700	845,856
Higher One Holdings, Inc.*	22,000	296,560
iGATE Corp.*	22,300	405,191
Innodata, Inc.*	1,200	4,860
Lionbridge Technologies, Inc.*	118,091	415,680
ManTech International Corp., Class A	14,700	352,800
MAXIMUS, Inc.	26,560	1,586,163
ModusLink Global Solutions, Inc.*	4,200	15,498
MoneyGram International, Inc.*	13,700	204,678
PRGX Global, Inc.*	1,500	12,840
Sapient Corp.*	95,800	1,021,228
ServiceSource International, Inc.*	38,600	396,036
Syntel, Inc.	11,050	689,630
TeleTech Holdings, Inc.*	18,400	313,720
TNS, Inc.*	14,200	212,290
Unisys Corp.*	41,489	863,801
Virtusa Corp.*	15,800	280,766
Wright Express Corp.*	29,200	2,035,824

		17,980,794

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Energy Industries, Inc.*	24,400	300,608
Alpha & Omega Semiconductor Ltd.*	39,925	343,754
Amkor Technology, Inc.*	73,200	322,080
ANADIGICS, Inc.*	126,800	176,252
Applied Micro Circuits Corp.*	45,300	229,218
ATMI, Inc.*	20,400	378,828
AuthenTec, Inc.*	57,500	460,575
Axcelis Technologies, Inc.*	132,900	139,545
AXT, Inc.*	35,600	120,328
Brooks Automation, Inc.	40,700	326,821
Cabot Microelectronics Corp.	17,000	597,380
Cavium, Inc.*	34,800	1,159,884
CEVA, Inc.*	16,600	238,708
Cirrus Logic, Inc.*	113,930	4,373,773
Cohu, Inc.	14,800	138,972
Cymer, Inc.*	23,400	1,194,804
Diodes, Inc.*	21,300	362,313
DSP Group, Inc.*	33,200	197,208
Entegris, Inc.*	106,800	868,284
Entropic Communications, Inc.*	66,000	384,120
Exar Corp.*	25,200	201,600
Fairchild Semiconductor International, Inc.*	687,470	9,019,606
First Solar, Inc.*	46,800	1,036,386
FormFactor, Inc.*	36,700	205,153
FSI International, Inc.*	50,700	314,340
GSI Technology, Inc.*	31,900	157,905
GT Advanced Technologies, Inc.*	90,378	492,560
Hittite Microwave Corp.*	22,500	1,248,075
Inphi Corp.*	16,700	178,022
Integrated Device Technology, Inc.*	103,800	610,344
Integrated Silicon Solution, Inc.*	21,800	201,868
Intermolecular, Inc.*	47,100	334,410
International Rectifier Corp.*	53,800	897,922
Intersil Corp., Class A	99,100	867,125
IXYS Corp.*	21,700	215,264
Kopin Corp.*	59,800	224,848
Lattice Semiconductor Corp.*	68,400	261,972
LTX-Credence Corp.*	32,700	188,025
MA-COM Technology Solutions Holdings, Inc.*	14,900	189,230
Mattson Technology, Inc.*	3,000	2,910
MaxLinear, Inc., Class A*	37,300	249,537
Mellanox Technologies Ltd.*	83,097	8,436,838
MEMC Electronic Materials, Inc.*	179,500	493,625
Micrel, Inc.	32,500	338,650
Microsemi Corp.*	65,300	1,310,571
Mindspeed Technologies, Inc.*	33,000	114,180
MIPS Technologies, Inc.*	43,700	322,943
MKS Instruments, Inc.	40,100	1,022,149
Monolithic Power Systems, Inc.*	22,700	448,325
MoSys, Inc.*	42,300	170,892
Nanometrics, Inc.*	18,900	261,009
NeoPhotonics Corp.*	31,400	183,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
NVE Corp.*	3,800	$224,922
OmniVision Technologies, Inc.*	38,600	538,663
PDF Solutions, Inc.*	41,800	570,988
Pericom Semiconductor Corp.*	17,400	151,119
Photronics, Inc.*	44,500	238,965
PLX Technology, Inc.*	36,300	209,451
Power Integrations, Inc.	26,000	791,180
QuickLogic Corp.*	1,900	5,320
Rambus, Inc.*	70,500	390,570
RF Micro Devices, Inc.*	187,700	741,415
Rubicon Technology, Inc.*	25,700	246,206
Rudolph Technologies, Inc.*	23,900	250,950
Semtech Corp.*	466,880	11,742,032
Sigma Designs, Inc.*	24,400	161,284
Silicon Image, Inc.*	52,400	240,516
Spansion, Inc., Class A*	36,100	430,312
STR Holdings, Inc.*	24,300	75,330
SunPower Corp.*	52,900	238,579
Supertex, Inc.*	7,892	141,109
Teradyne, Inc.*	737,750	10,490,805
Tessera Technologies, Inc.	32,600	445,968
TriQuint Semiconductor, Inc.*	116,100	586,305
Ultra Clean Holdings, Inc.*	23,900	136,469
Ultratech, Inc.*	16,700	524,046
Veeco Instruments, Inc.*	376,371	11,298,658
Volterra Semiconductor Corp.*	19,700	430,839

		83,815,116

Software (6.5%)
Accelrys, Inc.*	35,661	308,824
ACI Worldwide, Inc.*	30,900	1,305,834
Actuate Corp.*	31,900	224,257
Advent Software, Inc.*	21,000	515,970
American Software, Inc., Class A	28,000	228,480
Aspen Technology, Inc.*	600,383	15,519,901
AVG Technologies N.V.*	29,100	279,360
Blackbaud, Inc.	34,100	815,672
Bottomline Technologies, Inc.*	23,900	590,091
BroadSoft, Inc.*	276,000	11,321,520
Cadence Design Systems, Inc.*	1,318,430	16,961,602
Callidus Software, Inc.*	17,300	85,289
CommVault Systems, Inc.*	34,700	2,036,890
Comverse Technology, Inc.*	170,400	1,047,960
Deltek, Inc.*	24,000	312,480
Digimarc Corp.	8,500	189,125
Ebix, Inc.	18,009	425,192
Ellie Mae, Inc.*	16,800	457,464
Envivio, Inc.*	40,900	89,980
EPIQ Systems, Inc.	21,100	283,162
ePlus, Inc.*	9,900	388,278
Fair Isaac Corp.	28,400	1,256,984
FalconStor Software, Inc.*	38,400	90,240
Fortinet, Inc.*	425,827	10,279,464
Glu Mobile, Inc.*	59,500	275,485
Guidance Software, Inc.*	33,000	371,580
Guidewire Software, Inc.*	12,500	388,125
Imperva, Inc.*	8,600	318,114
Infoblox, Inc.*	12,600	292,950
Interactive Intelligence Group, Inc.*	10,200	306,510
JDA Software Group, Inc.*	31,527	1,001,928
Jive Software, Inc.*	16,410	257,801
Kenexa Corp.*	21,300	976,179
Manhattan Associates, Inc.*	14,900	853,323
Mentor Graphics Corp.*	80,700	1,249,236
MICROS Systems, Inc.*	200,365	9,841,929
MicroStrategy, Inc., Class A*	5,900	791,013
Monotype Imaging Holdings, Inc.	25,800	402,222
NetScout Systems, Inc.*	26,800	683,668
OPNET Technologies, Inc.	10,200	347,514
Parametric Technology Corp.*	91,300	1,990,340
Pegasystems, Inc.	12,700	368,808
Pervasive Software, Inc.*	700	6,020
Progress Software Corp.*	43,650	933,673
Proofpoint, Inc.*	17,400	258,390
PROS Holdings, Inc.*	16,700	318,469
QAD, Inc., Class A*	200	2,716
QLIK Technologies, Inc.*	66,410	1,488,248
Quest Software, Inc.*†	43,931	1,230,068
RealPage, Inc.*	27,800	628,280
Rosetta Stone, Inc.*	18,900	240,975
SeaChange International, Inc.*	19,200	150,720
SolarWinds, Inc.*	245,986	13,711,260
Sourcefire, Inc.*	21,500	1,054,145
SS&C Technologies Holdings, Inc.*	26,300	663,023
Synchronoss Technologies, Inc.*	19,000	435,100
Take-Two Interactive Software, Inc.*	60,800	634,144
Tangoe, Inc.*	23,200	304,616
TeleNav, Inc.*	62,400	372,528
TIBCO Software, Inc.*	282,790	8,548,742
TiVo, Inc.*	83,700	872,991
Tyler Technologies, Inc.*	24,100	1,060,882
Ultimate Software Group, Inc.*	20,700	2,113,470
VASCO Data Security International, Inc.*	25,400	238,252
Verint Systems, Inc.*	15,200	417,088
VirnetX Holding Corp.*	31,200	793,416
Websense, Inc.*	28,200	441,330

		122,649,290

Total Information Technology		341,028,643

Materials (3.2%)
Chemicals (1.7%)
A. Schulman, Inc.	18,100	431,142
ADA-ES, Inc.*	9,200	217,212
American Vanguard Corp.	23,000	800,400
Arabian American Development Co.*	24,800	242,792
Balchem Corp.	20,800	763,984
Calgon Carbon Corp.*	36,300	519,453
Chemtura Corp.*	69,100	1,189,902
Ferro Corp.*	52,854	181,289
Flotek Industries, Inc.*	35,800	453,586
FutureFuel Corp.	22,873	276,992
Georgia Gulf Corp.	32,300	1,169,906
GSE Holding, Inc.*	21,000	164,850
H.B. Fuller Co.	41,600	1,276,288
Hawkins, Inc.	6,900	286,695
Innophos Holdings, Inc.	17,000	824,330
Innospec, Inc.*	17,000	576,640
KMG Chemicals, Inc.	13,400	247,900
Koppers Holdings, Inc.	13,500	471,555
Kraton Performance Polymers, Inc.*	22,900	597,690
Landec Corp.*	29,900	342,355
LSB Industries, Inc.*	11,500	504,505
Minerals Technologies, Inc.	15,100	1,071,043
Olin Corp.	56,600	1,229,918
OM Group, Inc.*	24,600	456,084
OMNOVA Solutions, Inc.*	30,800	233,156
PolyOne Corp.	816,863	13,535,420
Quaker Chemical Corp.	10,100	471,367
Sensient Technologies Corp.	35,600	1,308,656
Spartech Corp.*	25,500	136,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Stepan Co.	5,800	$557,496
TPC Group, Inc.*	11,500	469,315
Tredegar Corp.	20,500	363,670
Zep, Inc.	11,600	175,392
Zoltek Cos., Inc.*	24,400	187,636

		31,735,044

Construction Materials (0.2%)
Eagle Materials, Inc.	35,400	1,637,604
Headwaters, Inc.*	46,200	303,996
Texas Industries, Inc.*	15,300	621,945
United States Lime & Minerals, Inc.*	3,800	183,198

		2,746,743

Containers & Packaging (0.1%)
AEP Industries, Inc.*	7,600	460,484
Boise, Inc.	70,100	614,076
Graphic Packaging Holding Co.*	159,678	927,729
Myers Industries, Inc.	19,600	306,152

		2,308,441

Metals & Mining (0.8%)
A.M. Castle & Co.*	18,100	226,069
AK Steel Holding Corp.	86,000	412,800
AMCOL International Corp.	18,000	609,840
Century Aluminum Co.*	40,700	291,005
Coeur d’Alene Mines Corp.*	65,370	1,884,617
General Moly, Inc.*	59,600	188,932
Globe Specialty Metals, Inc.	45,200	687,944
Gold Reserve, Inc.*	58,500	189,540
Gold Resource Corp.	20,400	437,580
Golden Minerals Co.*	41,500	216,630
Golden Star Resources Ltd.*	174,300	343,371
Handy & Harman Ltd.*	400	5,912
Haynes International, Inc.	11,800	615,370
Hecla Mining Co.	222,100	1,454,755
Horsehead Holding Corp.*	30,500	284,870
Kaiser Aluminum Corp.	15,000	875,850
Materion Corp.	14,300	340,340
McEwen Mining, Inc.*	153,400	704,106
Metals USA Holdings Corp.*	12,400	165,788
Midway Gold Corp.*	141,500	232,060
Noranda Aluminum Holding Corp.	23,600	157,884
Olympic Steel, Inc.	7,300	123,224
Paramount Gold and Silver Corp.*	91,400	243,124
Revett Minerals, Inc.*	1,500	5,340
RTI International Metals, Inc.*	19,000	454,860
Schnitzer Steel Industries, Inc., Class A	19,600	551,740
Stillwater Mining Co.*	103,275	1,217,612
SunCoke Energy, Inc.*	50,430	812,932
U.S. Antimony Corp.*	58,300	113,685
U.S. Silica Holdings, Inc.*	18,000	244,080
Universal Stainless & Alloy Products, Inc.*	5,900	219,185
Vista Gold Corp.*	73,900	268,257
Worthington Industries, Inc.	41,799	905,366

		15,484,668

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	30,600	981,036
Clearwater Paper Corp.*	18,128	748,868
Deltic Timber Corp.	7,100	463,346
KapStone Paper and Packaging Corp.*	31,400	703,046
Louisiana-Pacific Corp.*	107,600	1,345,000
Neenah Paper, Inc.	10,100	289,264
P.H. Glatfelter Co.	29,400	523,614
Resolute Forest Products*	63,000	819,000
Schweitzer-Mauduit International, Inc.	22,800	752,172
Wausau Paper Corp.	30,600	283,356

		6,908,702

Total Materials		59,183,598

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.0%)
8x8, Inc.*	62,900	412,624
Atlantic Tele-Network, Inc.	8,300	356,734
Cbeyond, Inc.*	30,700	302,702
Cincinnati Bell, Inc.*	152,000	866,400
Cogent Communications Group, Inc.	45,100	1,036,849
Consolidated Communications Holdings, Inc.	31,077	534,213
Fairpoint Communications, Inc.*	27,100	204,876
General Communication, Inc., Class A*	29,900	293,020
Hawaiian Telcom Holdco, Inc.*	200	3,546
HickoryTech Corp.	500	5,290
IDT Corp., Class B	14,300	146,861
Iridium Communications, Inc.*	38,700	283,284
Lumos Networks Corp.	10,900	85,674
magicJack VocalTec Ltd.*	13,900	340,967
Neutral Tandem, Inc.*	19,750	185,255
ORBCOMM, Inc.*	5,500	20,570
Premiere Global Services, Inc.*	34,199	319,761
Primus Telecommunications Group, Inc.	14,800	225,996
Towerstream Corp.*	65,200	264,712
tw telecom, Inc.*	478,573	12,476,398
Vonage Holdings Corp.*	90,900	207,252

		18,572,984

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	29,800	236,612
Leap Wireless International, Inc.*	29,500	201,190
NTELOS Holdings Corp.	9,700	168,489
Shenandoah Telecommunications Co.	14,164	249,286
USA Mobility, Inc.	14,543	172,626

		1,028,203

Total Telecommunication Services		19,601,187

Utilities (1.8%)
Electric Utilities (0.7%)
ALLETE, Inc.	29,700	1,239,678
Cleco Corp.	50,000	2,099,000
El Paso Electric Co.	27,800	952,150
Empire District Electric Co.	27,825	599,629
IDACORP, Inc.	39,000	1,687,530
MGE Energy, Inc.	15,400	816,046
Otter Tail Corp.	25,300	603,658
PNM Resources, Inc.	58,000	1,219,740
Portland General Electric Co.	54,600	1,476,384
UIL Holdings Corp.	38,050	1,364,473
Unitil Corp.	10,900	296,698
UNS Energy Corp.	31,300	1,310,218

		13,665,204

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	5,360	253,850
Delta Natural Gas Co., Inc.	12,800	247,808
Laclede Group, Inc.	14,800	636,400
New Jersey Resources Corp.	32,900	1,504,188
Northwest Natural Gas Co.	20,100	989,724
Piedmont Natural Gas Co., Inc.#	54,000	1,753,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
South Jersey Industries, Inc.	22,600	$1,196,218
Southwest Gas Corp.	36,100	1,595,620
WGL Holdings, Inc.	40,300	1,622,075

		9,799,803

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	83,090	1,243,026
Genie Energy Ltd., Class B	45,200	324,084
GenOn Energy, Inc.*	601,100	1,520,783
Ormat Technologies, Inc.	13,600	255,000

		3,342,893

Multi-Utilities (0.2%)
Avista Corp.	41,400	1,065,636
Black Hills Corp.	31,700	1,127,569
CH Energy Group, Inc.	10,900	710,789
NorthWestern Corp.	31,491	1,140,919

		4,044,913

Water Utilities (0.2%)
American States Water Co.	17,300	768,639
Artesian Resources Corp., Class A	10,700	248,561
Cadiz, Inc.*	26,738	259,626
California Water Service Group	25,800	481,170
Connecticut Water Service, Inc.	9,200	293,480
Consolidated Water Co., Ltd.	32,800	271,256
Middlesex Water Co.	11,900	228,004
SJW Corp.	11,000	278,960
York Water Co.	10,300	188,902

		3,018,598

Total Utilities		33,871,411

Total Common Stocks (98.5%) (Cost $ 1,374,147,106)		1,843,740,104

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $ 9,564)	600	10,464

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$14,400	12,960

Total Financials		12,960

Total Corporate Bonds		12,960

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		12,960

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49(b)*† (Cost $—)	11,400	$10,830

	Number of	Value
	Warrants	(Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	7,020	—

Total Investments (98.5%) (Cost $1,374,171,070)		1,843,774,358
Other Assets Less Liabilities (1.5%)		28,669,073

Net Assets (100%)		$1,872,443,431

*	Non-income producing.

†	Securities (totaling $1,240,898 or 0.1% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,416,722.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	46	December-12	$3,914,193	$3,838,240	$(75,953)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$326,138,652	$—	$—	$326,138,652
Consumer Staples	33,662,416	—	—	33,662,416
Energy	111,022,928	—	—	111,022,928
Financials	277,593,941	—	—	277,593,941
Health Care	265,781,095	—	—	265,781,095
Industrials	375,856,233	—	—	375,856,233
Information Technology	339,798,575	—	1,230,068	341,028,643
Materials	59,183,598	—	—	59,183,598
Telecommunication Services	19,601,187	—	—	19,601,187
Utilities	33,871,411	—	—	33,871,411
Corporate Bonds
Financials	—	12,960	—	12,960
Investment Companies
Investment Companies	10,464	—	—	10,464
Rights
Health Care	—	—	10,830	10,830
Warrants
Energy	—	—	—	—
Total Assets	$1,842,520,500	$12,960	$1,240,898	$1,843,774,358

Liabilities:
Futures	$(75,953)	$—	$—	$(75,953)

Total Liabilities	$(75,953)	$—	$—	$(75,953)

Total	$1,842,444,547	$12,960	$1,240,898	$1,843,698,405

(a)	A Security with a market value of $952,128 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Information Technology	Investments in Rights – Health Care
Balance as of 12/31/11	$—	$10,830
Total gains or losses (realized/unrealized) included in earnings	861,905	—
Purchases	—	—
Sales	(448,954)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	817,117	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$1,230,068	$10,830

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held for period ending 9/30/12.	$412,951	$—

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$713,169,466
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$679,930,419

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$530,678,272
Aggregate gross unrealized depreciation	(75,118,165)

Net unrealized appreciation	$455,560,107

Federal income tax cost of investments	$1,388,214,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (1.8%)
American Axle & Manufacturing Holdings, Inc.*	5,502	$62,008
Autoliv, Inc.	39,700	2,460,209
Cooper Tire & Rubber Co.	5,333	102,287
Dana Holding Corp.	12,327	151,622
Dorman Products, Inc.*	2,085	65,698
Drew Industries, Inc.*	32,349	977,263
Exide Technologies, Inc.*	6,498	20,144
Federal-Mogul Corp.*	1,562	14,292
Fuel Systems Solutions, Inc.*	1,258	21,625
Gentex Corp.	105,000	1,786,050
Gentherm, Inc.*	2,624	32,643
Modine Manufacturing Co.*	4,026	29,712
Shiloh Industries, Inc.	548	6,149
Spartan Motors, Inc.	2,990	14,950
Standard Motor Products, Inc.	1,720	31,682
Stoneridge, Inc.*	2,255	11,207
Superior Industries International, Inc.	2,004	34,248
Tenneco, Inc.*	5,053	141,484
Tower International, Inc.*	528	4,071

		5,967,344

Automobiles (1.4%)
Thor Industries, Inc.	107,100	3,889,872
Winnebago Industries, Inc.*	49,367	623,505

		4,513,377

Distributors (0.1%)
Core-Mark Holding Co., Inc.	965	46,426
Pool Corp.	4,049	168,358
VOXX International Corp.*	1,609	12,035
Weyco Group, Inc.	544	13,246

		240,065

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	1,550	56,467
Ascent Capital Group, Inc., Class A*	1,204	65,028
Bridgepoint Education, Inc.*	1,553	15,763
Capella Education Co.*	1,141	40,004
Career Education Corp.*	4,398	16,580
Carriage Services, Inc.	1,317	12,735
Coinstar, Inc.*	2,597	116,813
Collectors Universe	431	6,047
Corinthian Colleges, Inc.*	6,805	16,196
Education Management Corp.*	2,248	6,991
Grand Canyon Education, Inc.*	3,425	80,590
Hillenbrand, Inc.	70,746	1,286,870
K12, Inc.*	2,169	43,814
Lincoln Educational Services Corp.	1,920	8,064
Mac-Gray Corp.	1,056	14,161
Matthews International Corp., Class A	2,423	72,254
National American University Holdings, Inc.	655	3,275
Regis Corp.	119,626	2,198,726
Sotheby’s, Inc.	5,698	179,487
Steiner Leisure Ltd.*	1,331	61,958
Stewart Enterprises, Inc., Class A	6,003	50,395
Strayer Education, Inc.	1,011	65,058
Universal Technical Institute, Inc.	1,822	24,961

		4,442,237

Hotels, Restaurants & Leisure (1.0%)
AFC Enterprises, Inc.*	2,062	50,725
Ameristar Casinos, Inc.	2,874	51,157
Biglari Holdings, Inc.*	107	39,061
BJ’s Restaurants, Inc.*	2,105	95,462
Bloomin’ Brands, Inc.*	1,426	23,458
Bluegreen Corp.*	1,226	7,699
Bob Evans Farms, Inc.	2,502	97,903
Boyd Gaming Corp.*	4,752	33,549
Bravo Brio Restaurant Group, Inc.*	1,649	23,993
Buffalo Wild Wings, Inc.*	1,595	136,755
Caesars Entertainment Corp.*	3,114	21,175
Caribou Coffee Co., Inc.*	1,800	24,714
Carrols Restaurant Group, Inc.*	1,453	8,369
CEC Entertainment, Inc.	1,567	47,198
Cheesecake Factory, Inc.	4,610	164,807
Churchill Downs, Inc.	1,110	69,619
Chuy’s Holdings, Inc.*	479	11,745
Cracker Barrel Old Country Store, Inc.	1,649	110,664
Del Frisco’s Restaurant Group, Inc.*	324	4,828
Denny’s Corp.*	8,187	39,707
DineEquity, Inc.*	1,258	70,448
Domino’s Pizza, Inc.	4,866	183,448
Einstein Noah Restaurant Group, Inc.	527	9,323
Fiesta Restaurant Group, Inc.*	1,388	22,028
Frisch’s Restaurants, Inc.	243	4,824
Gaylord Entertainment Co. (REIT)*	2,387	94,358
Ignite Restaurant Group, Inc.*	571	7,960
International Speedway Corp., Class A	2,359	66,925
Interval Leisure Group, Inc.	3,329	63,018
Isle of Capri Casinos, Inc.*	1,714	11,912
Jack in the Box, Inc.*	3,812	107,155
Jamba, Inc.*	6,114	13,634
Krispy Kreme Doughnuts, Inc.*	5,081	40,292
Life Time Fitness, Inc.*	3,680	168,323
Luby’s, Inc.*	1,763	11,865
Marcus Corp.	1,685	18,703
Marriott Vacations Worldwide Corp.*	2,279	82,090
Monarch Casino & Resort, Inc.*	819	7,133
Morgans Hotel Group Co.*	1,923	12,346
MTR Gaming Group, Inc.*	1,912	8,050
Multimedia Games Holding Co., Inc.*	2,369	37,264
Nathan’s Famous, Inc.*	219	6,888
Orient-Express Hotels Ltd., Class A*	8,310	73,959
Papa John’s International, Inc.*	1,536	82,038
Peet’s Coffee & Tea, Inc.*	1,137	83,388
Pinnacle Entertainment, Inc.*	5,435	66,579
Premier Exhibitions, Inc.*	2,199	5,212
Red Lion Hotels Corp.*	1,188	7,425
Red Robin Gourmet Burgers, Inc.*	1,259	40,993
Ruby Tuesday, Inc.*	5,560	40,310
Ruth’s Hospitality Group, Inc.*	2,990	19,046
Scientific Games Corp., Class A*	4,864	40,225
Shuffle Master, Inc.*	4,702	74,339
Six Flags Entertainment Corp.	3,374	198,391
Sonic Corp.*	5,154	52,932
Speedway Motorsports, Inc.	946	14,568
Texas Roadhouse, Inc.	5,329	91,126
Town Sports International Holdings, Inc.*	1,988	24,592
Vail Resorts, Inc.	3,010	173,527
WMS Industries, Inc.*	4,729	77,461

		3,276,686

Household Durables (2.0%)
American Greetings Corp., Class A	3,019	50,719
Bassett Furniture Industries, Inc.	928	11,554
Beazer Homes USA, Inc.*	10,497	37,264
Blyth, Inc.	866	22,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cavco Industries, Inc.*	607	$27,855
CSS Industries, Inc.	819	16,830
Ethan Allen Interiors, Inc.	21,614	473,779
Flexsteel Industries, Inc.	363	7,514
Helen of Troy Ltd.*	2,732	86,960
Hooker Furniture Corp.	58,886	764,929
Hovnanian Enterprises, Inc., Class A*	8,588	29,714
iRobot Corp.*	2,360	53,714
KB Home	6,396	91,783
La-Z-Boy, Inc.*	142,074	2,078,543
Libbey, Inc.*	1,695	26,747
Lifetime Brands, Inc.	886	10,552
M.D.C. Holdings, Inc.	32,433	1,248,995
M/I Homes, Inc.*	61,393	1,187,341
Meritage Homes Corp.*	2,555	97,167
NACCO Industries, Inc., Class A	442	55,431
Ryland Group, Inc.	3,833	114,990
Sealy Corp.*	4,151	9,049
Skullcandy, Inc.*	1,393	19,154
Standard Pacific Corp.*	9,685	65,471
Universal Electronics, Inc.*	1,304	22,924
Zagg, Inc.*	2,195	18,723

		6,630,209

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	2,060	7,684
Blue Nile, Inc.*	1,025	38,017
CafePress, Inc.*	407	3,708
Geeknet, Inc.*	367	7,102
HSN, Inc.	3,244	159,118
Kayak Software Corp.*	213	7,525
Nutrisystem, Inc.	2,435	25,641
Orbitz Worldwide, Inc.*	1,999	5,097
Overstock.com, Inc.*	1,017	10,536
PetMed Express, Inc.	1,685	16,917
Shutterfly, Inc.*	3,076	95,725
U.S. Auto Parts Network, Inc.*	1,115	3,858
Vitacost.com, Inc.*	1,775	12,035

		392,963

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.*	1,054	43,699
Black Diamond, Inc.*	1,793	15,725
Brunswick Corp.	70,198	1,588,581
Callaway Golf Co.	5,533	33,973
JAKKS Pacific, Inc.	1,568	22,846
Johnson Outdoors, Inc., Class A*	475	10,160
LeapFrog Enterprises, Inc.*	4,314	38,912
Marine Products Corp.	965	5,751
Smith & Wesson Holding Corp.*	5,554	61,149
Steinway Musical Instruments, Inc.*	613	14,933
Sturm Ruger & Co., Inc.	1,648	81,559

		1,917,288

Media (0.4%)
Arbitron, Inc.	2,134	80,879
Beasley Broadcasting Group, Inc., Class A*	355	1,732
Belo Corp., Class A	7,799	61,066
Carmike Cinemas, Inc.*	1,511	16,999
Central European Media Enterprises Ltd., Class A*	3,144	20,467
Crown Media Holdings, Inc., Class A*	2,747	4,588
Cumulus Media, Inc., Class A*	4,812	13,185
Daily Journal Corp.*	84	7,877
Dial Global, Inc.*	392	1,062
Digital Generation, Inc.*	2,362	26,832
Entercom Communications Corp., Class A*	2,022	13,871
Entravision Communications Corp., Class A	4,089	5,479
EW Scripps Co., Class A*	2,565	27,317
Fisher Communications, Inc.*	746	27,423
Global Sources Ltd.*	1,620	10,627
Harte-Hanks, Inc.	3,777	26,175
Journal Communications, Inc., Class A*	3,391	17,633
LIN TV Corp., Class A*	2,640	11,616
Lions Gate Entertainment Corp.*	7,302	111,502
Live Nation Entertainment, Inc.*	11,475	98,800
Martha Stewart Living Omnimedia, Inc., Class A	2,415	7,414
McClatchy Co., Class A*	4,584	10,222
MDC Partners, Inc., Class A	2,115	26,099
Meredith Corp.	3,085	107,975
National CineMedia, Inc.	4,594	75,204
New York Times Co., Class A*	11,576	112,982
Nexstar Broadcasting Group, Inc., Class A*	913	9,696
Outdoor Channel Holdings, Inc.	1,303	9,486
ReachLocal, Inc.*	845	10,596
Reading International, Inc., Class A*	1,429	8,431
Rentrak Corp.*	850	14,391
Saga Communications, Inc., Class A*	293	11,872
Salem Communications Corp., Class A	874	4,580
Scholastic Corp.	2,197	69,821
Sinclair Broadcast Group, Inc., Class A	4,334	48,584
Valassis Communications, Inc.*	3,360	82,958
Value Line, Inc.	188	1,835
World Wrestling Entertainment, Inc., Class A	2,314	18,628

		1,215,904

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	949	9,015
Fred’s, Inc., Class A	14,144	201,269
Gordmans Stores, Inc.*	738	13,616
Saks, Inc.*	9,457	97,502
Tuesday Morning Corp.*	3,600	23,580

		344,982

Specialty Retail (5.4%)
Aeropostale, Inc.*	6,990	94,575
America’s Car-Mart, Inc.*	631	28,692
ANN, Inc.*	4,104	154,844
Asbury Automotive Group, Inc.*	2,384	66,633
Barnes & Noble, Inc.*	2,451	31,324
bebe stores, Inc.	3,252	15,610
Big 5 Sporting Goods Corp.	1,409	14,020
Body Central Corp.*	1,381	14,431
Brown Shoe Co., Inc.	132,930	2,130,868
Buckle, Inc.	2,379	108,078
Cabela’s, Inc.*	3,952	216,095
Casual Male Retail Group, Inc.*	3,423	15,849
Cato Corp., Class A	57,170	1,698,521
Children’s Place Retail Stores, Inc.*	2,001	120,060
Christopher & Banks Corp.	155,100	544,401
Citi Trends, Inc.*	1,268	15,920
Collective Brands, Inc.*	5,207	113,044
Conn’s, Inc.*	1,336	29,459
Destination Maternity Corp.	1,138	21,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Express, Inc.*	7,678	$113,788
Finish Line, Inc., Class A	4,191	95,303
Five Below, Inc.*	873	34,117
Francesca’s Holdings Corp.*	2,984	91,698
GameStop Corp., Class A	80,000	1,680,000
Genesco, Inc.*	2,104	140,400
Group 1 Automotive, Inc.	62,102	3,740,403
Haverty Furniture Cos., Inc.	1,652	22,930
hhgregg, Inc.*	1,382	9,536
Hibbett Sports, Inc.*	2,266	134,714
Hot Topic, Inc.	3,582	31,163
Jos. A. Bank Clothiers, Inc.*	2,300	111,504
Kirkland’s, Inc.*	1,274	12,651
Lithia Motors, Inc., Class A	1,846	61,490
Lumber Liquidators Holdings, Inc.*	2,366	119,909
MarineMax, Inc.*	1,734	14,375
Mattress Firm Holding Corp.*	944	26,574
Men’s Wearhouse, Inc.	77,345	2,662,988
Monro Muffler Brake, Inc.	2,498	87,905
New York & Co., Inc.*	2,296	8,610
Office Depot, Inc.*	24,372	62,392
OfficeMax, Inc.	7,494	58,528
Orchard Supply Hardware Stores Corp., Class A*	157	2,273
Penske Automotive Group, Inc.	3,638	109,467
PEP Boys-Manny, Moe & Jack	4,224	43,000
Perfumania Holdings, Inc.*	419	3,017
Pier 1 Imports, Inc.	79,314	1,486,344
RadioShack Corp.	8,573	20,404
Rent-A-Center, Inc.	5,092	178,627
rue21, Inc.*	1,302	40,557
Select Comfort Corp.*	4,767	150,399
Shoe Carnival, Inc.	1,256	29,554
Sonic Automotive, Inc., Class A	3,385	64,247
Stage Stores, Inc.	2,596	54,672
Stein Mart, Inc.*	2,389	20,330
Systemax, Inc.*	909	10,735
Teavana Holdings, Inc.*	748	9,754
Tilly’s, Inc., Class A*	785	14,389
Vitamin Shoppe, Inc.*	2,528	147,433
West Marine, Inc.*	76,761	815,969
Wet Seal, Inc., Class A*	7,544	23,764
Winmark Corp.	179	9,680
Zumiez, Inc.*	1,878	52,077

		18,041,375

Textiles, Apparel & Luxury Goods (0.7%)
Cherokee, Inc.	651	9,479
Columbia Sportswear Co.	1,054	56,916
Crocs, Inc.*	7,440	120,602
Culp, Inc.	749	8,808
Delta Apparel, Inc.*	572	7,876
Fifth & Pacific Cos., Inc.*	9,346	119,442
G-III Apparel Group Ltd.*	1,398	50,188
Iconix Brand Group, Inc.*	6,082	110,936
Jones Group, Inc.	7,041	90,618
K-Swiss, Inc., Class A*	2,348	8,054
Maidenform Brands, Inc.*	46,302	948,265
Movado Group, Inc.	1,518	51,187
Oxford Industries, Inc.	1,200	67,740
Perry Ellis International, Inc.*	991	21,851
Quiksilver, Inc.*	11,224	37,264
R.G. Barry Corp.	660	9,728
Skechers U.S.A., Inc., Class A*	3,234	65,974
Steven Madden Ltd.*	3,377	147,642
True Religion Apparel, Inc.	2,250	47,992
Tumi Holdings, Inc.*	1,864	43,879
Unifi, Inc.*	1,202	15,410
Vera Bradley, Inc.*	1,705	40,664
Warnaco Group, Inc.*	3,439	178,484
Wolverine World Wide, Inc.	4,075	180,808

		2,439,807

Total Consumer Discretionary		49,422,237

Consumer Staples (1.3%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	675	75,580
Central European Distribution Corp.*	5,561	15,849
Coca-Cola Bottling Co. Consolidated	387	26,355
Craft Brew Alliance, Inc.*	819	6,429
National Beverage Corp.*	890	13,492

		137,705

Food & Staples Retailing (0.3%)
Andersons, Inc.	1,589	59,842
Arden Group, Inc., Class A	91	8,829
Casey’s General Stores, Inc.	3,203	183,019
Chefs’ Warehouse, Inc.*	945	15,479
Harris Teeter Supermarkets, Inc.	3,625	140,795
Ingles Markets, Inc., Class A	1,124	18,377
Nash Finch Co.	1,045	21,339
Natural Grocers by Vitamin Cottage, Inc.*	461	10,289
Pantry, Inc.*	1,986	28,896
Pricesmart, Inc.	1,564	118,426
Rite Aid Corp.*	56,610	66,234
Roundy’s, Inc.	1,823	11,029
Spartan Stores, Inc.	1,848	28,293
SUPERVALU, Inc.	18,219	43,908
Susser Holdings Corp.*	959	34,687
United Natural Foods, Inc.*	4,128	241,282
Village Super Market, Inc., Class A	709	26,063
Weis Markets, Inc.	952	40,298

		1,097,085

Food Products (0.7%)
Alico, Inc.	327	10,212
Annie’s, Inc.*	435	19,505
B&G Foods, Inc.	4,155	125,938
Calavo Growers, Inc.	1,000	25,000
Cal-Maine Foods, Inc.	1,236	55,546
Chiquita Brands International, Inc.*	3,950	30,178
Darling International, Inc.*	9,881	180,723
Diamond Foods, Inc.	1,882	35,419
Dole Food Co., Inc.*	3,102	43,521
Farmer Bros Co.*	619	5,887
Fresh Del Monte Produce, Inc.	3,281	83,994
Griffin Land & Nurseries, Inc.	225	7,589
Hain Celestial Group, Inc.*	3,125	196,875
Inventure Foods, Inc.*	1,108	6,305
J&J Snack Foods Corp.	1,263	72,408
John B. Sanfilippo & Son, Inc.*	678	8,828
Lancaster Colony Corp.	12,411	909,106
Lifeway Foods, Inc.	455	4,322
Limoneira Co.	642	11,832
Omega Protein Corp.*	1,652	11,333
Pilgrim’s Pride Corp.*	5,109	26,107
Post Holdings, Inc.*	2,372	71,302
Sanderson Farms, Inc.	1,971	87,453
Seneca Foods Corp., Class A*	788	23,530
Smart Balance, Inc.*	5,090	61,487
Snyders-Lance, Inc.	3,787	94,675
Tootsie Roll Industries, Inc.	1,979	53,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
TreeHouse Foods, Inc.*	3,019	$158,498
Westway Group, Inc.*	1,025	6,345

		2,427,311

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,278	39,598
Harbinger Group, Inc.*	3,582	30,196
Oil-Dri Corp. of America	391	9,048
Orchids Paper Products Co.	477	8,605
Spectrum Brands Holdings, Inc.	1,985	79,420
WD-40 Co.	1,340	70,538

		237,405

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,170	102,511
Female Health Co.	1,578	11,283
Inter Parfums, Inc.	1,377	25,199
Medifast, Inc.*	1,157	30,255
Nature’s Sunshine Products, Inc.	933	15,245
Nutraceutical International Corp.*	695	10,953
Prestige Brands Holdings, Inc.*	4,323	73,318
Revlon, Inc., Class A*	929	14,344
Schiff Nutrition International, Inc.*	1,093	26,440
Synutra International, Inc.*	1,519	7,018
USANA Health Sciences, Inc.*	523	24,304

		340,870

Tobacco (0.1%)
Alliance One International, Inc.*	7,238	23,379
Star Scientific, Inc.*	12,442	43,049
Universal Corp.	1,908	97,155
Vector Group Ltd.	4,774	79,201

		242,784

Total Consumer Staples		4,483,160

Energy (7.7%)
Energy Equipment & Services (5.7%)
Atwood Oceanics, Inc.*	50,500	2,295,225
Basic Energy Services, Inc.*	2,662	29,868
Bolt Technology Corp.	716	10,296
Bristow Group, Inc.	63,955	3,232,925
C&J Energy Services, Inc.*	3,831	76,237
Cal Dive International, Inc.*	8,144	12,460
Dawson Geophysical Co.*	684	17,278
Dril-Quip, Inc.*	3,412	245,255
Exterran Holdings, Inc.*	5,447	110,465
Forbes Energy Services Ltd.*	1,222	4,277
Forum Energy Technologies, Inc.*	1,907	46,378
Global Geophysical Services, Inc.*	1,779	9,802
Gulf Island Fabrication, Inc.	1,212	33,778
Gulfmark Offshore, Inc., Class A*	2,300	75,992
Heckmann Corp.*	11,524	48,401
Helix Energy Solutions Group, Inc.*	115,593	2,111,884
Hercules Offshore, Inc.*	13,553	66,139
Hornbeck Offshore Services, Inc.*	3,033	111,159
ION Geophysical Corp.*	11,341	78,707
Key Energy Services, Inc.*	12,956	90,692
Lufkin Industries, Inc.	2,876	154,786
Matrix Service Co.*	2,119	22,398
Mitcham Industries, Inc.*	1,106	17,619
Natural Gas Services Group, Inc.*	836	12,498
Newpark Resources, Inc.*	7,556	55,990
Oil States International, Inc.*	31,000	2,463,260
OYO Geospace Corp.*	546	66,836
Parker Drilling Co.*	10,054	42,528
PHI, Inc. (Non-Voting)*	1,138	35,801
Pioneer Energy Services Corp.*	5,265	41,014
RigNet, Inc.*	1,041	19,259
Rowan Cos., plc, Class A*	79,000	2,667,830
Tesco Corp.*	2,560	27,341
TETRA Technologies, Inc.*	6,626	40,087
TGC Industries, Inc.*	1,237	8,906
Tidewater, Inc.	53,000	2,572,090
Union Drilling, Inc.*	1,204	7,814
Unit Corp.*	42,800	1,776,200
Vantage Drilling Co.*	16,409	30,193
Willbros Group, Inc.*	3,383	18,167

		18,787,835

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	7,016	16,137
Adams Resources & Energy, Inc.	175	5,337
Alon USA Energy, Inc.	904	12,385
Amyris, Inc.*	2,545	8,755
Apco Oil and Gas International, Inc.	776	12,486
Approach Resources, Inc.*	2,803	84,454
Arch Coal, Inc.	18,245	115,491
Berry Petroleum Co., Class A	4,390	178,366
Bill Barrett Corp.*	3,957	98,015
Bonanza Creek Energy, Inc.*	846	19,932
BPZ Resources, Inc.*	8,874	25,380
Callon Petroleum Co.*	3,355	20,633
Carrizo Oil & Gas, Inc.*	3,407	85,209
Ceres, Inc.*	487	2,766
Clayton Williams Energy, Inc.*	509	26,412
Clean Energy Fuels Corp.*	5,674	74,727
Cloud Peak Energy, Inc.*	5,265	95,296
Comstock Resources, Inc.*	4,142	76,130
Contango Oil & Gas Co.*	1,101	54,103
CREDO Petroleum Corp.*	583	8,448
Crimson Exploration, Inc.*	1,644	7,020
Crosstex Energy, Inc.	3,524	49,442
CVR Energy, Inc.*	1,403	51,560
Delek U.S. Holdings, Inc.	1,456	37,113
Emerald Oil, Inc.*	3,938	3,269
Endeavour International Corp.*	3,907	37,781
Energen Corp.	30,000	1,572,300
Energy XXI Bermuda Ltd.	6,670	233,116
EPL Oil & Gas, Inc.*	2,399	48,676
Evolution Petroleum Corp.*	1,394	11,264
Forest Oil Corp.*	10,124	85,548
Frontline Ltd.*	4,438	17,042
FX Energy, Inc.*	4,467	33,324
GasLog Ltd.*	2,037	23,588
Gastar Exploration Ltd.*	4,906	8,144
Gevo, Inc.*	2,248	4,788
Goodrich Petroleum Corp.*	2,254	28,491
Green Plains Renewable Energy, Inc.*	2,139	12,535
Gulfport Energy Corp.*	4,665	145,828
Halcon Resources Corp.*	9,543	69,950
Hallador Energy Co.	430	3,582
Harvest Natural Resources, Inc.*	2,916	26,011
Isramco, Inc.*	79	9,164
KiOR, Inc., Class A*	2,249	20,916
Knightsbridge Tankers Ltd.	2,149	14,076
Kodiak Oil & Gas Corp.*	22,369	209,374
Magnum Hunter Resources Corp.*	12,676	56,281
Matador Resources Co.*	1,171	12,167
McMoRan Exploration Co.*	8,715	102,401
Midstates Petroleum Co., Inc.*	2,092	18,096
Miller Energy Resources, Inc.*	2,614	13,148
Nordic American Tankers Ltd.	4,602	46,388
Northern Oil and Gas, Inc.*	5,488	93,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Oasis Petroleum, Inc.*	6,766	$199,394
Overseas Shipholding Group, Inc.	2,123	14,012
Panhandle Oil and Gas, Inc., Class A	599	18,371
PDC Energy, Inc.*	2,570	81,289
Penn Virginia Corp.	3,964	24,577
PetroQuest Energy, Inc.*	4,858	32,597
Quicksilver Resources, Inc.*	10,159	41,550
Renewable Energy Group, Inc.*	610	4,057
Rentech, Inc.*	18,526	45,574
Resolute Energy Corp.*	4,173	37,015
REX American Resources Corp.*	497	8,951
Rex Energy Corp.*	3,707	49,488
Rosetta Resources, Inc.*	4,464	213,826
Sanchez Energy Corp.*	1,000	20,430
Saratoga Resources, Inc.*	1,878	10,291
Scorpio Tankers, Inc.*	3,206	19,236
SemGroup Corp., Class A*	3,597	132,549
Ship Finance International Ltd.	3,870	60,836
Solazyme, Inc.*	2,805	32,201
Stone Energy Corp.*	4,254	106,860
Swift Energy Co.*	3,701	77,277
Synergy Resources Corp.*	3,368	14,045
Targa Resources Corp.	2,483	124,994
Teekay Corp.	27,500	858,000
Teekay Tankers Ltd., Class A	5,383	20,132
Triangle Petroleum Corp.*	3,634	26,019
Uranerz Energy Corp.*	5,503	8,970
Uranium Energy Corp.*	7,266	18,964
VAALCO Energy, Inc.*	4,961	42,417
Venoco, Inc.*	2,528	30,033
W&T Offshore, Inc.	2,806	52,697
Warren Resources, Inc.*	6,058	18,416
Western Refining, Inc.	4,944	129,434
Westmoreland Coal Co.*	815	8,093
ZaZa Energy Corp.*	2,087	6,198

		6,714,879

Total Energy		25,502,714

Financials (12.9%)
Capital Markets (0.7%)
Apollo Investment Corp.	17,411	137,025
Arlington Asset Investment Corp., Class A	798	19,040
Artio Global Investors, Inc.	2,712	8,082
BGC Partners, Inc., Class A	8,430	41,307
BlackRock Kelso Capital Corp.	5,560	54,043
Calamos Asset Management, Inc., Class A	1,660	19,322
Capital Southwest Corp.	244	27,316
CIFC Corp.*	553	4,048
Cohen & Steers, Inc.	1,577	46,711
Cowen Group, Inc., Class A*	7,463	20,150
Diamond Hill Investment Group, Inc.	224	17,176
Duff & Phelps Corp., Class A	2,613	35,563
Epoch Holding Corp.	1,355	31,300
Evercore Partners, Inc., Class A	2,461	66,447
FBR & Co.*	3,398	10,500
Fidus Investment Corp.	935	15,615
Fifth Street Finance Corp.	7,563	83,042
Financial Engines, Inc.*	3,988	95,034
FXCM, Inc., Class A	1,970	18,813
GAMCO Investors, Inc., Class A	558	27,761
GFI Group, Inc.	6,034	19,188
Gladstone Capital Corp.	1,799	15,741
Gladstone Investment Corp.	1,830	14,311
Golub Capital BDC, Inc.	1,279	20,336
Greenhill & Co., Inc.	2,497	129,220
GSV Capital Corp.*	1,669	14,403
Harris & Harris Group, Inc.*	2,632	9,975
Hercules Technology Growth Capital, Inc.	4,284	47,167
HFF, Inc., Class A*	2,811	41,884
Horizon Technology Finance Corp.	675	10,908
ICG Group, Inc.*	3,132	31,821
INTL FCStone, Inc.*	1,171	22,319
Investment Technology Group, Inc.*	3,275	28,493
JMP Group, Inc.	1,380	7,576
KBW, Inc.	2,975	48,998
KCAP Financial, Inc.	1,855	17,177
Knight Capital Group, Inc., Class A*	13,953	37,394
Ladenburg Thalmann Financial Services, Inc.*	9,254	12,215
Main Street Capital Corp.	2,320	68,463
Manning & Napier, Inc.	1,211	14,762
MCG Capital Corp.	6,704	30,905
Medallion Financial Corp.	1,573	18,577
Medley Capital Corp.	1,915	26,944
MVC Capital, Inc.	2,124	27,187
New Mountain Finance Corp.	969	14,361
NGP Capital Resources Co.	1,809	13,495
Oppenheimer Holdings, Inc., Class A	877	13,988
PennantPark Investment Corp.	4,850	51,459
Piper Jaffray Cos., Inc.*	1,179	30,006
Prospect Capital Corp.	12,485	143,827
Pzena Investment Management, Inc., Class A	874	4,554
Safeguard Scientifics, Inc.*	1,825	28,634
Solar Capital Ltd.	3,255	74,605
Solar Senior Capital Ltd.	821	14,704
Stifel Financial Corp.*	4,505	151,368
SWS Group, Inc.*	2,489	15,208
TCP Capital Corp.	502	8,012
THL Credit, Inc.	1,179	16,541
TICC Capital Corp.	3,308	34,403
Triangle Capital Corp.	2,373	60,891
Virtus Investment Partners, Inc.*	512	44,032
Walter Investment Management Corp.*	2,473	91,526
Westwood Holdings Group, Inc.	571	22,275
WisdomTree Investments, Inc.*	4,994	33,460

		2,361,608

Commercial Banks (2.8%)
1st Source Corp.	1,306	29,085
1st United Bancorp, Inc./Florida*	2,619	16,893
Access National Corp.	616	8,415
Alliance Financial Corp./New York	388	15,601
American National Bankshares, Inc.	668	15,090
Ameris Bancorp*	1,932	24,324
Ames National Corp.	683	14,234
Arrow Financial Corp.	887	22,175
BancFirst Corp.	506	21,738
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,434	53,767
Bancorp, Inc./Delaware*	2,535	26,034
BancorpSouth, Inc.	8,107	119,497
Bank of Kentucky Financial Corp.	466	12,927
Bank of Marin Bancorp/California	466	19,810
Bank of the Ozarks, Inc.	2,511	86,554
Banner Corp.	1,562	42,330
Bar Harbor Bankshares	340	12,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
BBCN Bancorp, Inc.*	6,717	$84,701
Berkshire Bancorp, Inc./New York*	356	2,930
Boston Private Financial Holdings, Inc.	6,719	64,435
Bridge Bancorp, Inc.	743	17,319
Bridge Capital Holdings*	836	12,925
Bryn Mawr Bank Corp.	920	20,645
BSB Bancorp, Inc./Massachusetts*	715	9,223
C&F Financial Corp.	275	10,821
Camden National Corp.	654	24,224
Capital Bank Financial Corp., Class A*	248	4,458
Capital City Bank Group, Inc.*	1,084	11,534
Cardinal Financial Corp.	2,572	36,780
Cascade Bancorp*	478	2,524
Cathay General Bancorp	6,774	116,919
Center Bancorp, Inc.	947	11,288
Centerstate Banks, Inc.	2,528	22,550
Central Pacific Financial Corp.*	1,848	26,426
Century Bancorp, Inc./Massachusetts, Class A	304	9,704
Chemical Financial Corp.	51,717	1,251,551
Citizens & Northern Corp.	1,017	19,943
Citizens Republic Bancorp, Inc.*	3,428	66,332
City Holding Co.	1,247	44,692
CNB Financial Corp./Pennsylvania	1,114	19,506
CoBiz Financial, Inc.	3,029	21,203
Columbia Banking System, Inc.	3,451	63,982
Community Bank System, Inc.	3,408	96,072
Community Trust Bancorp, Inc.	1,208	42,926
Crescent Financial Bancshares, Inc.*	334	1,520
CVB Financial Corp.	7,381	88,129
Eagle Bancorp, Inc.*	1,416	23,676
Enterprise Bancorp, Inc./Massachusetts	462	7,891
Enterprise Financial Services Corp.	1,589	21,610
F.N.B. Corp./Pennsylvania	11,999	134,509
Farmers National Banc Corp.	1,572	10,155
Fidelity Southern Corp.	826	7,814
Financial Institutions, Inc.	1,235	23,020
First Bancorp, Inc./Maine	761	13,356
First Bancorp/North Carolina	1,300	14,989
First BanCorp/Puerto Rico*	5,946	26,281
First Busey Corp.	5,829	28,446
First California Financial Group, Inc.*	1,935	13,468
First Commonwealth Financial Corp.	9,068	63,929
First Community Bancshares, Inc./Virginia	1,421	21,684
First Connecticut Bancorp, Inc./Connecticut	1,493	20,170
First Financial Bancorp	5,050	85,395
First Financial Bankshares, Inc.	2,623	94,507
First Financial Corp./Indiana	944	29,585
First Interstate Bancsystem, Inc.	1,467	21,946
First Merchants Corp.	2,477	37,180
First Midwest Bancorp, Inc./Illinois	6,506	81,650
First of Long Island Corp.	685	21,105
FirstMerit Corp.	9,419	138,742
FNB United Corp.*	832	9,884
German American Bancorp, Inc.	1,074	25,905
Glacier Bancorp, Inc.	6,217	96,861
Great Southern Bancorp, Inc.	857	26,490
Guaranty Bancorp*	6,360	12,847
Hancock Holding Co.	6,349	196,502
Hanmi Financial Corp.*	2,708	34,689
Heartland Financial USA, Inc.	1,245	33,951
Heritage Commerce Corp.*	1,681	11,666
Heritage Financial Corp./Washington	1,307	19,644
Heritage Oaks Bancorp*	1,698	9,780
Home BancShares, Inc./Arkansas	1,914	65,248
HomeTrust Bancshares, Inc.*	1,456	19,292
Horizon Bancorp/Indiana	320	9,146
Hudson Valley Holding Corp.	1,376	23,461
IBERIABANK Corp.	2,547	116,653
Independent Bank Corp./Massachusetts	1,859	55,937
International Bancshares Corp.	4,524	86,182
Investors Bancorp, Inc.*	3,806	69,421
Lakeland Bancorp, Inc.	2,302	23,826
Lakeland Financial Corp.	1,404	38,750
MainSource Financial Group, Inc.	1,704	21,879
MB Financial, Inc.	4,735	93,516
Mercantile Bank Corp.*	733	12,564
Merchants Bancshares, Inc.	432	12,766
Metro Bancorp, Inc.*	1,183	14,989
MetroCorp Bancshares, Inc.*	1,353	14,328
Middleburg Financial Corp.	453	8,045
MidSouth Bancorp, Inc.	715	11,576
MidWestOne Financial Group, Inc.	579	12,472
National Bankshares, Inc./Virginia	604	20,053
National Penn Bancshares, Inc.	10,565	96,247
NBT Bancorp, Inc.	2,876	63,473
Northrim BanCorp, Inc.	547	11,017
Old National Bancorp/Indiana	8,371	113,929
OmniAmerican Bancorp, Inc.*	1,013	23,025
Oriental Financial Group, Inc.	95,401	1,003,619
Pacific Capital Bancorp*	348	15,973
Pacific Continental Corp.	1,544	13,788
Pacific Mercantile Bancorp*	891	5,827
PacWest Bancorp	2,561	59,851
Park National Corp.	987	69,110
Park Sterling Corp.*	2,837	14,015
Peapack-Gladstone Financial Corp.	654	10,686
Penns Woods Bancorp, Inc.	342	15,161
Peoples Bancorp, Inc./Ohio	15,019	343,785
Pinnacle Financial Partners, Inc.*	2,994	57,844
Preferred Bank/California*	1,003	14,223
PrivateBancorp, Inc.	5,207	83,260
Prosperity Bancshares, Inc.	4,081	173,932
Renasant Corp.	2,201	43,151
Republic Bancorp, Inc./Kentucky, Class A	889	19,514
S&T Bancorp, Inc.	2,534	44,624
Sandy Spring Bancorp, Inc.	2,076	39,963
SCBT Financial Corp.	1,296	52,203
Seacoast Banking Corp. of Florida*	5,971	9,494
Sierra Bancorp	1,036	12,701
Simmons First National Corp., Class A	1,497	36,459
Southside Bancshares, Inc.	1,474	32,148
Southwest Bancorp, Inc./Oklahoma*	1,655	17,957
State Bank Financial Corp.	2,559	42,198
StellarOne Corp.	1,959	25,780
Sterling Bancorp/New York	2,674	26,526
Sterling Financial Corp./Washington	2,288	50,954
Suffolk Bancorp*	899	13,179
Sun Bancorp, Inc./New Jersey*	3,105	10,464
Susquehanna Bancshares, Inc.	15,729	164,525
SY Bancorp, Inc.	1,045	24,725
Taylor Capital Group, Inc.*	1,401	23,985
Texas Capital Bancshares, Inc.*	3,368	167,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Tompkins Financial Corp.	887	$35,941
TowneBank/Virginia	2,263	34,692
Trico Bancshares	1,366	22,580
Trustmark Corp.	5,563	135,403
UMB Financial Corp.	2,772	134,941
Umpqua Holdings Corp.	9,374	120,831
Union First Market Bankshares Corp.	1,682	26,172
United Bankshares, Inc./West Virginia	3,289	81,929
United Community Banks, Inc./Georgia*	3,442	28,878
Univest Corp. of Pennsylvania	1,447	26,046
Virginia Commerce Bancorp, Inc.*	2,322	20,318
Washington Banking Co.	1,359	19,257
Washington Trust Bancorp, Inc.	1,217	31,971
Webster Financial Corp.	6,067	143,788
WesBanco, Inc.	1,978	40,964
West Bancorp, Inc.	1,255	15,123
West Coast Bancorp/Oregon*	1,651	37,181
Westamerica Bancorp	2,403	113,061
Western Alliance Bancorp*	5,754	58,691
Wilshire Bancorp, Inc.*	5,364	33,793
Wintrust Financial Corp.	3,120	117,218

		9,220,835

Consumer Finance (0.2%)
Cash America International, Inc.	2,517	97,081
Credit Acceptance Corp.*	682	58,318
DFC Global Corp.*	3,746	64,244
EZCORP, Inc., Class A*	4,133	94,770
First Cash Financial Services, Inc.*	2,440	112,264
First Marblehead Corp.*	4,963	5,211
Green Dot Corp., Class A*	2,078	25,414
Nelnet, Inc., Class A	2,082	49,427
Netspend Holdings, Inc.*	2,677	26,315
Nicholas Financial, Inc.	766	9,889
Regional Management Corp.*	442	7,624
World Acceptance Corp.*	869	58,614

		609,171

Diversified Financial Services (0.1%)
California First National Bancorp	171	3,153
Gain Capital Holdings, Inc.	1,294	6,379
MarketAxess Holdings, Inc.	3,125	98,750
Marlin Business Services Corp.	763	16,183
MicroFinancial, Inc.	721	6,597
NewStar Financial, Inc.*	2,214	26,546
PHH Corp.*	4,828	98,250
PICO Holdings, Inc.*	1,951	44,522
Resource America, Inc., Class A	977	6,683

		307,063

Insurance (5.8%)
Alterra Capital Holdings Ltd.	7,342	175,767
American Equity Investment Life Holding Co.	5,115	59,487
American Safety Insurance Holdings Ltd.*	779	14,560
AMERISAFE, Inc.*	1,573	42,691
Amtrust Financial Services, Inc.	2,274	58,252
Argo Group International Holdings Ltd.	2,199	71,226
Arthur J. Gallagher & Co.	29,000	1,038,780
Aspen Insurance Holdings Ltd.	67,950	2,071,796
Baldwin & Lyons, Inc., Class B	760	18,172
Citizens, Inc./Texas*	3,367	35,320
CNO Financial Group, Inc.	17,824	172,002
Crawford & Co., Class B	2,269	11,368
Donegal Group, Inc., Class A	735	10,319
Eastern Insurance Holdings, Inc.	528	8,855
eHealth, Inc.*	1,693	31,778
EMC Insurance Group, Inc.	377	7,917
Employers Holdings, Inc.	2,716	49,784
Enstar Group Ltd.*	727	72,446
FBL Financial Group, Inc., Class A	779	25,863
First American Financial Corp.	8,905	192,971
Flagstone Reinsurance Holdings S.A	4,658	40,012
Fortegra Financial Corp.*	708	5,614
Global Indemnity plc*	628	13,741
Greenlight Capital Reinsurance Ltd., Class A*	2,438	60,340
Hallmark Financial Services*	1,208	9,833
Hanover Insurance Group, Inc.	51,300	1,911,438
HCC Insurance Holdings, Inc.	22,600	765,914
Hilltop Holdings, Inc.*	3,383	42,998
Homeowners Choice, Inc.	616	14,476
Horace Mann Educators Corp.	3,417	61,882
Independence Holding Co.	804	8,096
Infinity Property & Casualty Corp.	1,012	61,115
Investors Title Co.	97	6,328
Kansas City Life Insurance Co.	305	11,752
Maiden Holdings Ltd.	4,415	39,249
Meadowbrook Insurance Group, Inc.	4,315	33,182
Montpelier Reinsurance Holdings Ltd.	84,155	1,862,350
National Financial Partners Corp.*	3,487	58,930
National Interstate Corp.	561	14,474
National Western Life Insurance Co., Class A	199	28,507
Navigators Group, Inc.*	863	42,481
Old Republic International Corp.	191,100	1,777,230
OneBeacon Insurance Group Ltd., Class A	1,914	25,724
Phoenix Cos., Inc.*	506	15,519
Platinum Underwriters Holdings Ltd.	2,961	121,016
Presidential Life Corp.	1,837	25,589
Primerica, Inc.	4,021	115,161
Protective Life Corp.	142,000	3,721,820
RLI Corp.	5,819	387,895
Safety Insurance Group, Inc.	1,065	48,862
SeaBright Holdings, Inc.	1,747	19,217
Selective Insurance Group, Inc.	4,678	88,835
StanCorp Financial Group, Inc.	55,400	1,730,696
State Auto Financial Corp.	1,243	20,373
Stewart Information Services Corp.	1,602	32,264
Symetra Financial Corp.	6,612	81,328
Tower Group, Inc.	2,999	58,151
United Fire Group, Inc.	1,717	43,131
Universal Insurance Holdings, Inc.	1,567	6,033
Validus Holdings Ltd.	54,000	1,831,140

		19,412,050

Real Estate Investment Trusts (REITs) (2.4%)
Acadia Realty Trust (REIT)	4,001	99,305
AG Mortgage Investment Trust, Inc. (REIT)	2,152	51,928
Agree Realty Corp. (REIT)	1,089	27,759
Alexander’s, Inc. (REIT)	191	81,651
American Assets Trust, Inc. (REIT)	2,968	79,513
American Capital Mortgage Investment Corp. (REIT)	3,611	90,744
American Realty Capital Trust, Inc. (REIT)	13,798	161,851
AmREIT, Inc. (REIT), Class B	135	2,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Anworth Mortgage Asset Corp. (REIT)	12,396	$84,293
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,828	31,698
Apollo Residential Mortgage, Inc. (REIT)	2,105	46,394
Ares Commercial Real Estate Corp. (REIT)	664	11,328
ARMOUR Residential REIT, Inc. (REIT)	25,805	197,666
Ashford Hospitality Trust, Inc. (REIT)	4,785	40,194
Associated Estates Realty Corp. (REIT)	4,202	63,702
Campus Crest Communities, Inc. (REIT)	3,066	33,113
CapLease, Inc. (REIT)	6,039	31,222
Capstead Mortgage Corp. (REIT)	8,928	120,439
Cedar Realty Trust, Inc. (REIT)	5,275	27,852
Chatham Lodging Trust (REIT)	1,363	18,918
Chesapeake Lodging Trust (REIT)	3,283	65,233
Colonial Properties Trust (REIT)	7,630	160,611
Colony Financial, Inc. (REIT)	3,514	68,453
Coresite Realty Corp. (REIT)	1,760	47,414
Cousins Properties, Inc. (REIT)	7,933	62,988
CreXus Investment Corp. (REIT)	6,123	66,190
CubeSmart (REIT)	10,667	137,284
CYS Investments, Inc. (REIT)	14,806	208,617
DCT Industrial Trust, Inc. (REIT)	21,530	139,299
DiamondRock Hospitality Co. (REIT)	15,892	153,040
DuPont Fabros Technology, Inc. (REIT)	5,318	134,279
Dynex Capital, Inc. (REIT)	5,414	58,200
EastGroup Properties, Inc. (REIT)	2,532	134,702
Education Realty Trust, Inc. (REIT)	9,365	102,078
Entertainment Properties Trust (REIT)	4,097	182,030
Equity One, Inc. (REIT)	4,869	102,541
Excel Trust, Inc. (REIT)	3,108	35,493
FelCor Lodging Trust, Inc. (REIT)*	10,653	50,495
First Industrial Realty Trust, Inc. (REIT)*	8,188	107,590
First Potomac Realty Trust (REIT)	4,525	58,282
Franklin Street Properties Corp. (REIT)	6,500	71,955
Getty Realty Corp. (REIT)	2,282	40,962
Gladstone Commercial Corp. (REIT)	1,207	22,040
Glimcher Realty Trust (REIT)	12,119	128,098
Government Properties Income Trust (REIT)	3,403	79,630
Gramercy Capital Corp./New York (REIT)*	4,157	12,513
Gyrodyne Co. of America, Inc. (REIT)*	112	12,167
Healthcare Realty Trust, Inc. (REIT)	6,712	154,712
Hersha Hospitality Trust (REIT)	14,892	72,971
Highwoods Properties, Inc. (REIT)	6,246	203,745
Hudson Pacific Properties, Inc. (REIT)	3,253	60,180
Inland Real Estate Corp. (REIT)	6,775	55,894
Invesco Mortgage Capital, Inc. (REIT)	10,164	204,601
Investors Real Estate Trust (REIT)	7,831	64,762
iStar Financial, Inc. (REIT)*	7,351	60,866
Kite Realty Group Trust (REIT)	4,838	24,674
LaSalle Hotel Properties (REIT)	7,401	197,533
Lexington Realty Trust (REIT)	10,399	100,454
LTC Properties, Inc. (REIT)	2,730	86,950
Medical Properties Trust, Inc. (REIT)	11,951	124,888
Mission West Properties, Inc. (REIT)	1,827	15,895
Monmouth Real Estate Investment Corp. (REIT), Class A	3,702	41,425
National Health Investors, Inc. (REIT)	2,182	112,242
New York Mortgage Trust, Inc. (REIT)	2,852	20,107
NorthStar Realty Finance Corp. (REIT)	11,827	75,220
Omega Healthcare Investors, Inc. (REIT)	9,291	211,184
One Liberty Properties, Inc. (REIT)	1,105	20,608
Parkway Properties, Inc./Maryland (REIT)	1,481	19,801
Pebblebrook Hotel Trust (REIT)	4,909	114,821
Pennsylvania Real Estate Investment Trust (REIT)	4,848	76,889
PennyMac Mortgage Investment Trust (REIT)	2,138	49,965
Potlatch Corp. (REIT)	3,569	133,374
PS Business Parks, Inc. (REIT)	1,653	110,453
RAIT Financial Trust (REIT)	4,159	21,835
Ramco-Gershenson Properties Trust (REIT)	4,040	50,621
Redwood Trust, Inc. (REIT)	6,938	100,323
Resource Capital Corp. (REIT)	8,611	50,633
Retail Opportunity Investments Corp. (REIT)	4,324	55,650
RLJ Lodging Trust (REIT)	9,267	175,239
Rouse Properties, Inc. (REIT)	1,993	28,600
Sabra Health Care REIT, Inc. (REIT)	3,283	65,693
Saul Centers, Inc. (REIT)	731	32,456
Select Income REIT (REIT)	896	22,060
Sovran Self Storage, Inc. (REIT)	2,549	147,460
STAG Industrial, Inc. (REIT)	2,701	43,918
Strategic Hotels & Resorts, Inc. (REIT)*	15,547	93,437
Summit Hotel Properties, Inc. (REIT)	2,600	22,204
Sun Communities, Inc. (REIT)	2,648	116,830
Sunstone Hotel Investors, Inc. (REIT)*	11,647	128,117
Terreno Realty Corp. (REIT)	1,214	19,181
Two Harbors Investment Corp. (REIT)	24,339	285,983
UMH Properties, Inc. (REIT)	1,280	15,322
Universal Health Realty Income Trust (REIT)	1,015	46,670
Urstadt Biddle Properties, Inc. (REIT), Class A	2,135	43,191
Washington Real Estate Investment Trust (REIT)	5,847	156,817
Western Asset Mortgage Capital Corp. (REIT)	753	16,717
Whitestone REIT (REIT)	1,387	18,308
Winthrop Realty Trust (REIT)	2,677	28,858

		7,944,092

Real Estate Management & Development (0.0%)
AV Homes, Inc.*	852	12,644
Consolidated-Tomoka Land Co.	375	12,334
Forestar Group, Inc.*	2,936	48,914
Kennedy-Wilson Holdings, Inc.	3,521	49,188
Tejon Ranch Co.*	1,142	34,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Thomas Properties Group, Inc.	2,716	$15,807
Zillow, Inc., Class A*	262	11,051

		184,244

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	7,410	73,211
Bank Mutual Corp.	3,866	17,590
BankFinancial Corp.	1,751	15,391
Beneficial Mutual Bancorp, Inc.*	2,829	27,045
Berkshire Hills Bancorp, Inc.	1,911	43,724
BofI Holding, Inc.*	886	23,080
Brookline Bancorp, Inc.	6,070	53,537
Cape Bancorp, Inc.*	895	8,377
Charter Financial Corp./Georgia	490	4,778
Clifton Savings Bancorp, Inc.	783	8,613
Dime Community Bancshares, Inc.	2,730	39,421
Doral Financial Corp.*	10,816	10,175
ESB Financial Corp.	845	11,796
ESSA Bancorp, Inc.	768	7,980
EverBank Financial Corp.	1,978	27,237
Farmer Mac, Class C	828	21,313
First Defiance Financial Corp.	783	13,515
First Federal Bancshares of Arkansas, Inc.*	269	2,628
First Financial Holdings, Inc.	1,349	17,524
First Financial Northwest, Inc.*	1,336	10,755
First PacTrust Bancorp, Inc.	853	10,671
Flushing Financial Corp.	2,705	42,739
Fox Chase Bancorp, Inc.	1,102	17,213
Franklin Financial Corp./Virginia*	1,299	22,161
Heritage Financial Group, Inc.	728	9,566
Hingham Institution for Savings	115	7,409
Home Bancorp, Inc.*	617	11,100
Home Federal Bancorp, Inc./Idaho	1,224	13,856
Home Loan Servicing Solutions Ltd.	2,285	37,177
HomeStreet, Inc.*	361	13,740
Kaiser Federal Financial Group, Inc.	757	11,423
Kearny Financial Corp.	1,361	13,256
Meridian Interstate Bancorp, Inc.*	750	12,375
MGIC Investment Corp.*	16,427	25,133
NASB Financial, Inc.*	355	8,818
Nationstar Mortgage Holdings, Inc.*	1,667	55,311
Northfield Bancorp, Inc./New Jersey	1,275	20,426
Northwest Bancshares, Inc.	8,387	102,573
OceanFirst Financial Corp.	1,236	18,132
Ocwen Financial Corp.*	9,154	250,911
Oritani Financial Corp.	3,979	59,884
Peoples Federal Bancshares, Inc.	535	9,245
Provident Financial Holdings, Inc.	843	11,979
Provident Financial Services, Inc.	5,124	80,908
Provident New York Bancorp	3,148	29,623
Radian Group, Inc.	11,124	48,278
Rockville Financial, Inc.	2,293	28,089
Roma Financial Corp.	692	6,159
SI Financial Group, Inc.	920	10,782
Territorial Bancorp, Inc.	928	21,298
Tree.com, Inc.*	497	7,788
TrustCo Bank Corp./New York	237,238	1,357,001
United Financial Bancorp, Inc.	1,377	19,925
ViewPoint Financial Group, Inc.	2,775	53,197
Walker & Dunlop, Inc.*	938	14,417
Waterstone Financial, Inc.*	596	3,093
Westfield Financial, Inc.	2,382	17,841
WSFS Financial Corp.	654	26,997

		2,948,184

Total Financials		42,987,247

Health Care (5.8%)
Biotechnology (1.3%)
Achillion Pharmaceuticals, Inc.*	4,834	50,322
Acorda Therapeutics, Inc.*	3,438	88,047
Aegerion Pharmaceuticals, Inc.*	2,023	29,981
Affymax, Inc.*	3,017	63,538
Agenus, Inc.*	1,919	8,847
Alkermes plc*	10,495	217,771
Alnylam Pharmaceuticals, Inc.*	3,969	74,578
AMAG Pharmaceuticals, Inc.*	1,818	32,251
Amicus Therapeutics, Inc.*	2,556	13,291
Anacor Pharmaceuticals, Inc.*	1,261	8,297
Arena Pharmaceuticals, Inc.*	18,390	153,005
ArQule, Inc.*	4,937	25,228
Array BioPharma, Inc.*	7,491	43,897
Astex Pharmaceuticals*	7,901	24,256
AVEO Pharmaceuticals, Inc.*	3,333	34,697
BioCryst Pharmaceuticals, Inc.*	4,164	17,655
Biospecifics Technologies Corp.*	428	8,312
Biotime, Inc.*	2,736	11,491
Celldex Therapeutics, Inc.*	5,101	32,136
Cepheid, Inc.*	5,507	190,047
ChemoCentryx, Inc.*	438	5,094
Clovis Oncology, Inc.*	1,164	23,804
Codexis, Inc.*	2,069	6,269
Coronado Biosciences, Inc.*	1,444	7,509
Cubist Pharmaceuticals, Inc.*	5,438	259,284
Curis, Inc.*	6,644	27,506
Cytori Therapeutics, Inc.*	4,894	21,583
Dendreon Corp.*	13,204	63,775
Discovery Laboratories, Inc.*	3,722	12,208
Durata Therapeutics, Inc.*	315	2,961
DUSA Pharmaceuticals, Inc.*	2,073	14,076
Dyax Corp.*	8,589	22,331
Dynavax Technologies Corp.*	14,888	70,867
Emergent Biosolutions, Inc.*	2,225	31,617
Enzon Pharmaceuticals, Inc.*	3,616	25,167
Exact Sciences Corp.*	5,335	58,738
Exelixis, Inc.*	15,426	74,353
Genomic Health, Inc.*	1,383	47,976
Geron Corp.*	11,040	18,768
GTx, Inc.*	1,925	8,817
Halozyme Therapeutics, Inc.*	7,668	57,970
Hyperion Therapeutics, Inc.*	184	1,956
Idenix Pharmaceuticals, Inc.*	7,504	34,293
ImmunoCellular Therapeutics Ltd.*	3,369	9,467
Immunogen, Inc.*	7,002	102,229
Immunomedics, Inc.*	5,701	20,011
Infinity Pharmaceuticals, Inc.*	2,004	47,194
InterMune, Inc.*	5,602	50,250
Ironwood Pharmaceuticals, Inc.*	6,435	82,239
Isis Pharmaceuticals, Inc.*	8,410	118,329
Keryx Biopharmaceuticals, Inc.*	5,932	16,728
Lexicon Pharmaceuticals, Inc.*	16,846	39,083
Ligand Pharmaceuticals, Inc., Class B*	1,482	25,416
MannKind Corp.*	9,613	27,685
Maxygen, Inc.	2,514	6,637
Merrimack Pharmaceuticals, Inc.*	1,285	12,053
Momenta Pharmaceuticals, Inc.*	3,971	57,857
Neurocrine Biosciences, Inc.*	5,649	45,079
NewLink Genetics Corp.*	1,076	17,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Novavax, Inc.*	10,185	$22,000
NPS Pharmaceuticals, Inc.*	7,402	68,469
OncoGenex Pharmaceutical, Inc.*	1,172	16,607
Oncothyreon, Inc.*	4,854	24,950
Opko Health, Inc.*	9,312	38,924
Orexigen Therapeutics, Inc.*	5,163	29,481
Osiris Therapeutics, Inc.*	1,487	16,431
PDL BioPharma, Inc.	11,988	92,188
Pharmacyclics, Inc.*	4,626	298,377
Progenics Pharmaceuticals, Inc.*	2,568	7,370
Raptor Pharmaceutical Corp.*	4,021	22,357
Repligen Corp.*	2,586	15,413
Rigel Pharmaceuticals, Inc.*	6,123	62,761
Sangamo BioSciences, Inc.*	4,341	26,393
Seattle Genetics, Inc.*	8,025	216,274
SIGA Technologies, Inc.*	2,945	9,424
Spectrum Pharmaceuticals, Inc.*	5,110	59,787
Sunesis Pharmaceuticals, Inc.*	2,389	13,498
Synageva BioPharma Corp.*	871	46,538
Synergy Pharmaceuticals, Inc.*	3,501	16,735
Synta Pharmaceuticals Corp.*	3,144	23,957
Targacept, Inc.*	2,358	11,531
Tesaro, Inc.*	208	2,960
Theravance, Inc.*	5,203	134,810
Threshold Pharmaceuticals, Inc.*	3,826	27,700
Trius Therapeutics, Inc.*	2,103	12,260
Vanda Pharmaceuticals, Inc.*	2,441	9,837
Verastem, Inc.*	535	5,024
Vical, Inc.*	5,872	25,367
XOMA Corp.*	5,769	21,288
ZIOPHARM Oncology, Inc.*	5,812	31,675

		4,112,675

Health Care Equipment & Supplies (2.7%)
Abaxis, Inc.*	1,863	66,919
ABIOMED, Inc.*	2,864	60,115
Accuray, Inc.*	6,195	43,861
Align Technology, Inc.*	6,068	224,334
Alphatec Holdings, Inc.*	4,390	7,243
Analogic Corp.	1,003	78,405
AngioDynamics, Inc.*	2,184	26,645
Anika Therapeutics, Inc.*	996	14,960
Antares Pharma, Inc.*	7,993	34,849
ArthroCare Corp.*	2,377	77,015
AtriCure, Inc.*	1,164	8,660
Atrion Corp.	137	30,345
Cantel Medical Corp.	1,817	49,204
Cardiovascular Systems, Inc.*	1,476	17,063
Cerus Corp.*	4,454	15,144
Conceptus, Inc.*	2,698	54,796
CONMED Corp.	2,428	69,198
CryoLife, Inc.	2,506	16,840
Cyberonics, Inc.*	2,368	124,131
Cynosure, Inc., Class A*	851	22,449
Derma Sciences, Inc.*	784	8,138
DexCom, Inc.*	5,681	85,385
Endologix, Inc.*	4,746	65,590
EnteroMedics, Inc.*	2,090	7,629
Exactech, Inc.*	761	13,569
Globus Medical, Inc., Class A*	657	11,846
Greatbatch, Inc.*	2,021	49,171
Haemonetics Corp.*	2,181	174,916
Hansen Medical, Inc.*	4,371	8,523
HeartWare International, Inc.*	1,219	115,183
Hill-Rom Holdings, Inc.	41,000	1,191,460
ICU Medical, Inc.*	1,080	65,318
Insulet Corp.*	4,103	88,543
Integra LifeSciences Holdings Corp.*	1,697	69,747
Invacare Corp.	2,724	38,517
IRIS International, Inc.*	1,364	26,625
MAKO Surgical Corp.*	3,104	54,041
Masimo Corp.*	4,289	103,708
Meridian Bioscience, Inc.	3,526	67,629
Merit Medical Systems, Inc.*	3,564	53,211
Natus Medical, Inc.*	2,530	33,067
Navidea Biopharmaceuticals, Inc.*	8,246	22,677
Neogen Corp.*	1,937	82,710
NuVasive, Inc.*	3,709	84,973
NxStage Medical, Inc.*	4,223	55,786
OraSure Technologies, Inc.*	4,428	49,239
Orthofix International N.V.*	1,609	72,003
Palomar Medical Technologies, Inc.*	1,714	16,180
PhotoMedex, Inc.*	1,126	15,832
Quidel Corp.*	2,437	46,132
Rochester Medical Corp.*	906	10,700
Rockwell Medical Technologies, Inc.*	1,782	14,559
RTI Biologics, Inc.*	4,817	20,087
Solta Medical, Inc.*	5,443	17,091
Spectranetics Corp.*	2,929	43,203
STAAR Surgical Co.*	2,974	22,483
STERIS Corp.	41,376	1,467,607
SurModics, Inc.*	954	19,290
Symmetry Medical, Inc.*	3,227	31,915
Teleflex, Inc.	28,000	1,927,520
Tornier N.V.*	1,293	24,502
Unilife Corp.*	6,977	21,768
Utah Medical Products, Inc.	273	9,279
Vascular Solutions, Inc.*	1,375	20,364
Volcano Corp.*	4,583	130,936
West Pharmaceutical Services, Inc.	21,904	1,162,445
Wright Medical Group, Inc.*	3,361	74,312
Young Innovations, Inc.	452	17,673
Zeltiq Aesthetics, Inc.*	1,442	8,133

		8,863,391

Health Care Providers & Services (0.9%)
Acadia Healthcare Co., Inc.*	1,976	47,128
Accretive Health, Inc.*	4,829	53,892
Air Methods Corp.*	1,103	131,665
Almost Family, Inc.*	724	15,407
Amedisys, Inc.*	2,535	35,008
AMN Healthcare Services, Inc.*	3,426	34,466
Amsurg Corp.*	2,717	77,108
Assisted Living Concepts, Inc., Class A	1,696	12,940
Bio-Reference Labs, Inc.*	2,104	60,132
BioScrip, Inc.*	3,782	34,454
Capital Senior Living Corp.*	2,411	34,887
Centene Corp.*	4,291	160,526
Chemed Corp.	1,649	114,259
Chindex International, Inc.*	1,018	10,516
Corvel Corp.*	481	21,525
Cross Country Healthcare, Inc.*	2,452	11,573
Emeritus Corp.*	2,643	55,344
Ensign Group, Inc.	1,484	45,418
ExamWorks Group, Inc.*	2,518	37,569
Five Star Quality Care, Inc.*	3,130	15,994
Gentiva Health Services, Inc.*	2,655	30,055
Hanger, Inc.*	2,936	83,764
HealthSouth Corp.*	8,034	193,298
Healthways, Inc.*	2,916	34,146
HMS Holdings Corp.*	7,264	242,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
IPC The Hospitalist Co., Inc.*	1,436	$65,625
Kindred Healthcare, Inc.*	4,554	51,825
Landauer, Inc.	803	47,955
LHC Group, Inc.*	1,377	25,433
Magellan Health Services, Inc.*	2,257	116,484
Metropolitan Health Networks, Inc.*	3,809	35,576
Molina Healthcare, Inc.*	2,572	64,686
MWI Veterinary Supply, Inc.*	1,100	117,348
National Healthcare Corp.	881	42,059
National Research Corp.	215	10,808
Owens & Minor, Inc.	5,451	162,876
PDI, Inc.*	817	6,512
PharMerica Corp.*	2,540	32,156
Providence Service Corp.*	1,094	14,211
PSS World Medical, Inc.*	4,360	99,321
Select Medical Holdings Corp.*	3,021	33,926
Skilled Healthcare Group, Inc., Class A*	1,638	10,532
Sun Healthcare Group, Inc.*	2,213	18,733
Sunrise Senior Living, Inc.*	4,978	71,036
Team Health Holdings, Inc.*	2,445	66,333
Triple-S Management Corp., Class B*	1,491	31,162
U.S. Physical Therapy, Inc.	1,035	28,597
Universal American Corp.*	3,205	29,614
Vanguard Health Systems, Inc.*	2,746	33,968
WellCare Health Plans, Inc.*	3,650	206,408

		3,017,094

Health Care Technology (0.2%)
athenahealth, Inc.*	3,030	278,063
Computer Programs & Systems, Inc.	954	52,995
Epocrates, Inc.*	1,574	18,337
Greenway Medical Technologies*	649	11,098
HealthStream, Inc.*	1,669	47,500
MedAssets, Inc.*	5,014	89,249
Medidata Solutions, Inc.*	1,915	79,473
Mediware Information Systems*	290	6,354
Merge Healthcare, Inc.*	4,839	18,533
Omnicell, Inc.*	2,866	39,837
Quality Systems, Inc.	3,390	62,885
Vocera Communications, Inc.*	585	18,082

		722,406

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	6,009	26,019
BG Medicine, Inc.*	886	3,260
Cambrex Corp.*	2,463	28,891
Fluidigm Corp.*	1,892	32,164
Furiex Pharmaceuticals, Inc.*	634	12,097
Harvard Bioscience, Inc.*	1,848	7,817
Luminex Corp.*	3,572	69,440
Pacific Biosciences of California, Inc.*	2,885	5,279
PAREXEL International Corp.*	5,138	158,045
Sequenom, Inc.*	9,737	34,372

		377,384

Pharmaceuticals (0.6%)
Acura Pharmaceuticals, Inc.*	875	1,522
Akorn, Inc.*	4,845	64,051
Ampio Pharmaceuticals, Inc.*	2,321	9,052
Auxilium Pharmaceuticals, Inc.*	4,160	101,754
AVANIR Pharmaceuticals, Inc., Class A*	11,904	38,093
BioDelivery Sciences International, Inc.*	1,860	11,755
Cadence Pharmaceuticals, Inc.*	5,139	20,145
Cempra, Inc.*	358	2,667
Corcept Therapeutics, Inc.*	4,392	12,254
Cornerstone Therapeutics, Inc.*	789	4,048
Cumberland Pharmaceuticals, Inc.*	1,014	6,550
Depomed, Inc.*	4,626	27,340
Endocyte, Inc.*	2,548	25,403
Hi-Tech Pharmacal Co., Inc.*	893	29,567
Horizon Pharma, Inc.*	2,363	8,200
Impax Laboratories, Inc.*	5,758	149,478
Jazz Pharmaceuticals plc*	3,512	200,219
Lannett Co., Inc.*	1,199	5,791
MAP Pharmaceuticals, Inc.*	2,300	35,811
Medicines Co.*	4,743	122,417
Medicis Pharmaceutical Corp., Class A	4,823	208,691
Nektar Therapeutics*	9,828	104,963
Obagi Medical Products, Inc.*	1,597	19,819
Omeros Corp.*	2,131	20,031
Optimer Pharmaceuticals, Inc.*	3,910	55,209
Pacira Pharmaceuticals, Inc.*	1,583	27,544
Pain Therapeutics, Inc.*	3,240	16,362
Par Pharmaceutical Cos., Inc.*	3,167	158,287
Pernix Therapeutics Holdings*	784	5,841
Pozen, Inc.*	2,341	15,521
Questcor Pharmaceuticals, Inc.*	4,616	85,396
Repros Therapeutics, Inc.*	1,240	18,885
Sagent Pharmaceuticals, Inc.*	805	12,840
Santarus, Inc.*	4,739	42,082
Sciclone Pharmaceuticals, Inc.*	4,844	26,884
Sucampo Pharmaceuticals, Inc., Class A*	960	4,829
Supernus Pharmaceuticals, Inc.*	193	2,229
Transcept Pharmaceuticals, Inc.*	1,055	5,602
Ventrus Biosciences, Inc.*	1,069	3,827
ViroPharma, Inc.*	5,973	180,504
Vivus, Inc.*	8,560	152,539
XenoPort, Inc.*	3,574	40,958
Zogenix, Inc.*	3,960	10,534

		2,095,494

Total Health Care		19,188,444

Industrials (21.1%)
Aerospace & Defense (1.5%)
AAR Corp.	132,404	2,174,074
Aerovironment, Inc.*	1,471	34,524
American Science & Engineering, Inc.	659	43,237
API Technologies Corp.*	2,742	7,870
Astronics Corp.*	909	27,997
Ceradyne, Inc.	56,528	1,380,979
CPI Aerostructures, Inc.*	480	5,203
Cubic Corp.	1,367	68,432
Curtiss-Wright Corp.	4,018	131,389
DigitalGlobe, Inc.*	3,006	61,292
Esterline Technologies Corp.*	2,572	144,392
GenCorp, Inc.*	5,188	49,234
GeoEye, Inc.*	1,306	34,518
HEICO Corp.	4,414	170,778
Hexcel Corp.*	8,416	202,152
KEYW Holding Corp.*	1,543	19,287
Kratos Defense & Security Solutions, Inc.*	3,493	20,399
LMI Aerospace, Inc.*	798	16,311
Moog, Inc., Class A*	3,864	146,330
National Presto Industries, Inc.	409	29,808
Orbital Sciences Corp.*	5,061	73,688
SIFCO Industries, Inc.	193	3,513
Sypris Solutions, Inc.	847	6,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Taser International, Inc.*	4,612	$27,810
Teledyne Technologies, Inc.*	3,123	197,967

		5,077,232

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	4,454	19,598
Atlas Air Worldwide Holdings, Inc.*	2,263	116,839
Echo Global Logistics, Inc.*	1,271	21,798
Forward Air Corp.	2,457	74,717
Hub Group, Inc., Class A*	3,174	94,204
Pacer International, Inc.*	2,878	11,455
Park-Ohio Holdings Corp.*	736	15,949
XPO Logistics, Inc.*	1,506	18,433

		372,993

Airlines (0.6%)
Alaska Air Group, Inc.*	6,013	210,816
Allegiant Travel Co.*	1,277	80,911
Hawaiian Holdings, Inc.*	4,206	23,511
JetBlue Airways Corp.*	20,038	95,982
Republic Airways Holdings, Inc.*	4,077	18,876
SkyWest, Inc.	133,188	1,375,832
Spirit Airlines, Inc.*	3,549	60,617
U.S. Airways Group, Inc.*	13,926	145,666

		2,012,211

Building Products (3.3%)
A.O. Smith Corp.	19,290	1,109,946
AAON, Inc.	1,568	30,874
Ameresco, Inc., Class A*	1,745	20,608
American Woodmark Corp.*	48,810	974,736
Apogee Enterprises, Inc.	116,336	2,282,512
Builders FirstSource, Inc.*	3,777	19,603
Gibraltar Industries, Inc.*	105,685	1,354,882
Griffon Corp.	3,840	39,552
Insteel Industries, Inc.	1,478	17,337
NCI Building Systems, Inc.*	1,489	14,935
Nortek, Inc.*	664	36,341
Patrick Industries, Inc.*	328	5,074
PGT, Inc.*	1,561	5,120
Quanex Building Products Corp.	3,142	59,195
Simpson Manufacturing Co., Inc.	58,392	1,671,179
Trex Co., Inc.*	1,200	40,944
Universal Forest Products, Inc.	72,089	2,994,577
USG Corp.*	6,364	139,690

		10,817,105

Commercial Services & Supplies (1.9%)
A.T. Cross Co., Class A*	753	7,507
ABM Industries, Inc.	60,591	1,146,988
ACCO Brands Corp.*	9,701	62,959
Acorn Energy, Inc.	1,529	13,639
American Reprographics Co.*	3,246	13,860
Asset Acceptance Capital Corp.*	1,356	10,116
Asta Funding, Inc.	935	8,780
Brink’s Co.	4,040	103,788
Casella Waste Systems, Inc., Class A*	2,385	10,208
CECO Environmental Corp.	604	5,901
Cenveo, Inc.*	4,792	10,974
CompX International, Inc.	122	1,852
Consolidated Graphics, Inc.*	696	18,159
Courier Corp.	940	11,487
Deluxe Corp.	4,248	129,819
Encore Capital Group, Inc.*	1,889	53,383
EnergySolutions, Inc.*	6,540	17,854
EnerNOC, Inc.*	1,998	25,934
Ennis, Inc.	2,177	35,725
G&K Services, Inc., Class A	1,575	49,313
GEO Group, Inc.	5,281	146,125
Healthcare Services Group, Inc.	5,725	130,931
Heritage-Crystal Clean, Inc.*	658	13,061
Herman Miller, Inc.	5,009	97,375
HNI Corp.	3,897	99,412
InnerWorkings, Inc.*	2,727	35,506
Interface, Inc.	5,019	66,301
Intersections, Inc.	752	7,926
Kimball International, Inc., Class B	2,733	33,397
Knoll, Inc.	4,096	57,139
McGrath RentCorp	14,881	388,245
Metalico, Inc.*	3,548	9,083
Mine Safety Appliances Co.	43,465	1,619,941
Mobile Mini, Inc.*	3,267	54,592
Multi-Color Corp.	1,157	26,796
NL Industries, Inc.	597	6,860
Performant Financial Corp.*	442	4,716
Portfolio Recovery Associates, Inc.*	1,447	151,110
Quad/Graphics, Inc.	2,163	36,684
Schawk, Inc.	66,854	872,445
Standard Parking Corp.*	1,339	30,034
Steelcase, Inc., Class A	6,512	64,143
Swisher Hygiene, Inc.*	9,603	13,252
Sykes Enterprises, Inc.*	3,342	44,916
Team, Inc.*	1,731	55,132
Tetra Tech, Inc.*	5,447	143,038
TMS International Corp., Class A*	1,068	10,573
TRC Cos., Inc.*	959	7,212
U.S. Ecology, Inc.	1,586	34,226
UniFirst Corp.	1,239	82,753
United Stationers, Inc.	3,490	90,810
Viad Corp.	1,762	36,755

		6,208,735

Construction & Engineering (1.4%)
Aegion Corp.*	3,311	63,439
Argan, Inc.	857	14,955
Comfort Systems USA, Inc.	3,258	35,610
Dycom Industries, Inc.*	2,869	41,256
EMCOR Group, Inc.	44,731	1,276,623
Furmanite Corp.*	3,232	18,358
Granite Construction, Inc.	97,664	2,804,910
Great Lakes Dredge & Dock Corp.	4,933	37,984
Layne Christensen Co.*	1,702	33,376
MasTec, Inc.*	4,517	88,985
Michael Baker Corp.*	704	16,797
MYR Group, Inc.*	1,729	34,493
Northwest Pipe Co.*	784	19,326
Orion Marine Group, Inc.*	2,408	17,891
Pike Electric Corp.*	1,448	11,512
Primoris Services Corp.	2,554	33,330
Sterling Construction Co., Inc.*	1,481	14,780
Tutor Perini Corp.*	3,066	35,075

		4,598,700

Electrical Equipment (1.7%)
A123 Systems, Inc.*	9,145	2,286
Acuity Brands, Inc.	3,619	229,047
American Superconductor Corp.*	3,355	13,923
AZZ, Inc.	2,176	82,644
Belden, Inc.	3,907	144,090
Brady Corp., Class A	58,190	1,703,803
Capstone Turbine Corp.*	25,465	25,465
Coleman Cable, Inc.	690	6,652
Encore Wire Corp.	1,295	37,892
EnerSys, Inc.*	7,915	279,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Enphase Energy, Inc.*	720	$2,981
Franklin Electric Co., Inc.	25,014	1,513,097
FuelCell Energy, Inc.*	13,284	11,690
Generac Holdings, Inc.	2,135	48,870
General Cable Corp.*	13,000	381,940
Global Power Equipment Group, Inc.	1,474	27,254
II-VI, Inc.*	4,515	85,875
LSI Industries, Inc.	1,616	10,892
Powell Industries, Inc.*	26,771	1,035,235
Preformed Line Products Co.	212	11,514
Thermon Group Holdings, Inc.*	1,268	31,687
Vicor Corp.*	1,670	11,139

		5,697,296

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	41,000	2,128,720
Raven Industries, Inc.	3,098	91,174
Seaboard Corp.*	26	58,764
Standex International Corp.	1,078	47,917

		2,326,575

Machinery (7.8%)
Accuride Corp.*	4,030	18,780
Actuant Corp., Class A	6,079	173,981
Alamo Group, Inc.	596	20,133
Albany International Corp., Class A	2,372	52,113
Altra Holdings, Inc.	2,326	42,333
American Railcar Industries, Inc.*	813	23,040
Ampco-Pittsburgh Corp.	749	13,819
Astec Industries, Inc.*	49,212	1,555,591
Barnes Group, Inc.	4,642	116,096
Blount International, Inc.*	4,172	54,904
Briggs & Stratton Corp.	85,570	1,597,592
Cascade Corp.	742	40,617
Chart Industries, Inc.*	2,519	186,028
CIRCOR International, Inc.	13,538	511,060
CLARCOR, Inc.	4,145	184,991
Columbus McKinnon Corp.*	1,664	25,143
Commercial Vehicle Group, Inc.*	2,082	15,303
Douglas Dynamics, Inc.	1,898	28,071
Dynamic Materials Corp.	1,134	17,033
Eastern Co.	506	9,482
Energy Recovery, Inc.*	3,803	11,257
EnPro Industries, Inc.*	51,781	1,864,634
ESCO Technologies, Inc.	2,291	89,005
Federal Signal Corp.*	5,400	34,128
Flow International Corp.*	3,920	14,504
FreightCar America, Inc.	1,039	18,484
Gardner Denver, Inc.	28,800	1,739,808
Gorman-Rupp Co.	1,290	34,830
Graco, Inc.	28,500	1,432,980
Graham Corp.	865	15,631
Greenbrier Cos., Inc.*	1,958	31,602
Hardinge, Inc.	955	9,789
Hurco Cos., Inc.*	534	12,218
John Bean Technologies Corp.	2,416	39,453
Kadant, Inc.*	1,029	23,863
Kaydon Corp.	50,608	1,130,583
Kennametal, Inc.	47,100	1,746,468
L.B. Foster Co., Class A	800	25,872
Lincoln Electric Holdings, Inc.	46,100	1,800,205
Lindsay Corp.	1,089	78,375
Lydall, Inc.*	1,485	20,924
Meritor, Inc.*	8,356	35,429
Met-Pro Corp.	1,161	10,391
Middleby Corp.*	1,569	181,439
Miller Industries, Inc.	997	16,002
Mueller Industries, Inc.	49,951	2,271,272
Mueller Water Products, Inc., Class A	13,342	65,376
NN, Inc.*	1,421	12,064
Nordson Corp.	16,000	937,920
Omega Flex, Inc.*	256	2,716
Pentair, Inc.	26,600	1,183,966
PMFG, Inc.*	1,870	15,128
Proto Labs, Inc.*	419	14,171
RBC Bearings, Inc.*	1,903	91,534
Rexnord Corp.*	2,491	45,386
Robbins & Myers, Inc.	3,291	196,144
Sauer-Danfoss, Inc.	998	40,130
Sun Hydraulics Corp.	1,757	46,684
Tennant Co.	1,614	69,111
Timken Co.	2,000	74,320
Titan International, Inc.	3,635	64,194
Trimas Corp.*	2,759	66,519
Trinity Industries, Inc.	96,800	2,901,096
Twin Disc, Inc.	734	13,139
Wabash National Corp.*	189,845	1,353,595
Watts Water Technologies, Inc., Class A	33,869	1,281,264
Woodward, Inc.	5,727	194,603

		26,044,316

Marine (0.0%)
Genco Shipping & Trading Ltd.*	1,757	6,466
International Shipholding Corp.	489	8,249
Rand Logistics, Inc.*	1,474	11,099

		25,814

Professional Services (0.7%)
Acacia Research Corp.*	4,267	116,958
Advisory Board Co.*	2,944	140,812
Barrett Business Services, Inc.	574	15,555
CBIZ, Inc.*	3,427	20,631
CDI Corp.	1,197	20,385
Corporate Executive Board Co.	2,868	153,811
CRA International, Inc.*	943	16,295
Dolan Co.*	2,604	14,010
Exponent, Inc.*	1,058	60,401
Franklin Covey Co.*	1,215	14,580
FTI Consulting, Inc.*	3,582	95,568
GP Strategies Corp.*	1,305	25,213
Heidrick & Struggles International, Inc.	1,544	19,671
Hill International, Inc.*	2,201	9,596
Hudson Global, Inc.*	2,946	13,139
Huron Consulting Group, Inc.*	1,971	68,630
ICF International, Inc.*	1,681	33,788
Insperity, Inc.	40,764	1,028,476
Kelly Services, Inc., Class A	2,257	28,438
Kforce, Inc.*	2,436	28,720
Korn/Ferry International*	4,038	61,903
Mistras Group, Inc.*	1,347	31,250
Navigant Consulting, Inc.*	4,426	48,907
Odyssey Marine Exploration, Inc.*	6,370	20,129
On Assignment, Inc.*	3,669	73,087
Pendrell Corp.*	12,819	14,485
Resources Connection, Inc.	3,584	46,986
RPX Corp.*	1,808	20,268
TrueBlue, Inc.*	3,485	54,784
VSE Corp.	377	9,233
WageWorks, Inc.*	561	9,789

		2,315,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.9%)
Amerco, Inc.	742	$78,919
Arkansas Best Corp.	2,241	17,749
Avis Budget Group, Inc.*	8,899	136,867
Celadon Group, Inc.	1,722	27,672
Dollar Thrifty Automotive Group, Inc.*	2,376	206,546
Genesee & Wyoming, Inc., Class A*	27,538	1,841,191
Heartland Express, Inc.	4,046	54,054
Knight Transportation, Inc.	4,932	70,528
Marten Transport Ltd.	1,356	23,825
Old Dominion Freight Line, Inc.*	5,995	180,809
Patriot Transportation Holding, Inc.*	542	15,111
Quality Distribution, Inc.*	1,819	16,826
RailAmerica, Inc.*	1,614	44,336
Roadrunner Transportation Systems, Inc.*	1,092	17,668
Saia, Inc.*	1,405	28,297
Swift Transportation Co.*	6,852	59,064
Universal Truckload Services, Inc.	210	3,354
Werner Enterprises, Inc.	3,516	75,137
Zipcar, Inc.*	2,288	17,801

		2,915,754

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,374	22,434
Aircastle Ltd.	5,039	57,092
Applied Industrial Technologies, Inc.	19,292	799,268
Beacon Roofing Supply, Inc.*	4,025	114,713
BlueLinx Holdings, Inc.*	1,951	4,565
CAI International, Inc.*	1,077	22,100
DXP Enterprises, Inc.*	755	36,066
Edgen Group, Inc.*	1,285	9,959
H&E Equipment Services, Inc.	2,511	30,433
Houston Wire & Cable Co.	1,512	16,269
Kaman Corp.	2,261	81,080
Rush Enterprises, Inc., Class A*	2,893	55,719
SeaCube Container Leasing Ltd.	957	17,944
TAL International Group, Inc.	2,510	85,290
Textainer Group Holdings Ltd.	1,049	32,047
Titan Machinery, Inc.*	1,454	29,487
Watsco, Inc.	2,522	191,142
Willis Lease Finance Corp.*	479	5,911

		1,611,519

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,517	20,722

Total Industrials		70,044,470

Information Technology (7.4%)
Communications Equipment (0.6%)
ADTRAN, Inc.	5,455	94,262
Ambient Corp.*	251	1,320
Anaren, Inc.*	1,047	20,930
Arris Group, Inc.*	9,702	124,089
Aruba Networks, Inc.*	9,393	211,202
Aviat Networks, Inc.*	5,269	12,540
Aware, Inc.	947	5,966
Bel Fuse, Inc., Class B	922	17,223
Black Box Corp.	1,464	37,347
CalAmp Corp.*	2,432	19,967
Calix, Inc.*	3,485	22,304
Ciena Corp.*	8,521	115,886
Comtech Telecommunications Corp.	1,356	37,480
Digi International, Inc.*	2,207	22,423
Emulex Corp.*	7,402	53,368
Extreme Networks, Inc.*	7,808	26,079
Finisar Corp.*	7,838	112,083
Globecomm Systems, Inc.*	1,956	21,809
Harmonic, Inc.*	10,283	46,685
Infinera Corp.*	9,402	51,523
InterDigital, Inc.	3,793	141,403
Ixia*	3,616	58,109
KVH Industries, Inc.*	1,295	17,470
Loral Space & Communications, Inc.	952	67,687
NETGEAR, Inc.*	3,261	124,375
Numerex Corp., Class A*	945	10,707
Oclaro, Inc.*	5,927	16,003
Oplink Communications, Inc.*	1,679	27,771
Parkervision, Inc.*	6,428	15,041
PC-Tel, Inc.	1,550	10,927
Plantronics, Inc.	3,612	127,612
Procera Networks, Inc.*	1,656	38,916
ShoreTel, Inc.*	4,096	16,753
Sonus Networks, Inc.*	18,009	33,857
Sycamore Networks, Inc.*	1,736	26,734
Symmetricom, Inc.*	3,452	24,060
Tellabs, Inc.	31,241	110,593
Telular Corp.	1,396	13,820
Tessco Technologies, Inc.	452	9,569
Ubiquiti Networks, Inc.*	910	10,829
ViaSat, Inc.*	3,225	120,550
Westell Technologies, Inc., Class A*	4,429	9,478

		2,086,750

Computers & Peripherals (0.2%)
3D Systems Corp.*	3,969	130,382
Avid Technology, Inc.*	2,529	23,924
Cray, Inc.*	3,117	39,586
Datalink Corp.*	1,305	10,805
Electronics for Imaging, Inc.*	3,989	66,257
Imation Corp.*	2,609	14,584
Immersion Corp.*	2,459	13,451
Intermec, Inc.*	5,073	31,503
Intevac, Inc.*	1,988	12,147
OCZ Technology Group, Inc.*	5,813	20,171
QLogic Corp.*	8,362	95,494
Quantum Corp.*	20,065	32,305
Silicon Graphics International Corp.*	2,684	24,424
STEC, Inc.*	3,046	20,561
Stratasys, Inc.*	1,827	99,389
Super Micro Computer, Inc.*	2,506	30,147
Synaptics, Inc.*	2,894	69,514

		734,644

Electronic Equipment, Instruments & Components (2.6%)
Aeroflex Holding Corp.*	1,688	11,191
Agilysys, Inc.*	1,221	10,501
Anixter International, Inc.	2,423	139,226
Audience, Inc.*	529	3,280
Badger Meter, Inc.	1,241	45,160
Benchmark Electronics, Inc.*	158,945	2,427,090
Brightpoint, Inc.*	5,870	52,713
Checkpoint Systems, Inc.*	3,418	28,301
Cognex Corp.	3,664	126,701
Coherent, Inc.*	2,042	93,646
CTS Corp.	2,809	28,287
Daktronics, Inc.	3,062	29,120
DTS, Inc.*	1,585	36,899
Echelon Corp.*	2,980	11,443
Electro Rent Corp.	1,645	29,100
Electro Scientific Industries, Inc.	1,972	24,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Fabrinet*	1,912	$22,160
FARO Technologies, Inc.*	1,452	59,997
FEI Co.	3,252	173,982
GSI Group, Inc.*	2,495	22,230
Ingram Micro, Inc., Class A*	85,000	1,294,550
Insight Enterprises, Inc.*	3,583	62,631
InvenSense, Inc.*	3,133	37,439
Kemet Corp.*	3,795	16,698
Key Tronic Corp.*	890	8,829
Littelfuse, Inc.	1,855	104,882
Maxwell Technologies, Inc.*	2,399	19,480
Measurement Specialties, Inc.*	1,294	42,676
Mercury Computer Systems, Inc.*	2,581	27,410
Mesa Laboratories, Inc.	217	10,498
Methode Electronics, Inc.	3,192	30,994
MTS Systems Corp.	1,374	73,578
Multi-Fineline Electronix, Inc.*	34,891	786,792
Neonode, Inc.*	1,910	7,201
Newport Corp.*	3,279	36,266
OSI Systems, Inc.*	1,704	132,639
Park Electrochemical Corp.	1,776	44,098
PC Connection, Inc.	762	8,771
Plexus Corp.*	2,988	90,506
Power-One, Inc.*	5,926	33,186
RadiSys Corp.*	2,029	7,304
RealD, Inc.*	3,786	33,847
Richardson Electronics Ltd.	1,146	13,603
Rofin-Sinar Technologies, Inc.*	90,097	1,777,614
Rogers Corp.*	1,397	59,177
Sanmina-SCI Corp.*	6,978	59,243
ScanSource, Inc.*	2,371	75,919
SYNNEX Corp.*	2,259	73,598
TTM Technologies, Inc.*	4,575	43,142
Universal Display Corp.*	3,411	117,270
Viasystems Group, Inc.*	342	5,917
Vishay Precision Group, Inc.*	1,036	14,483
Zygo Corp.*	1,410	25,789

		8,551,155

Internet Software & Services (0.8%)
Active Network, Inc.*	3,338	41,825
Ancestry.com, Inc.*	2,379	71,560
Angie’s List, Inc.*	3,064	32,417
Bankrate, Inc.*	3,978	61,977
Bazaarvoice, Inc.*	946	14,332
Blucora, Inc.*	3,442	61,302
Brightcove, Inc.*	487	5,688
Carbonite, Inc.*	984	6,898
comScore, Inc.*	3,054	46,574
Constant Contact, Inc.*	2,618	45,553
Cornerstone OnDemand, Inc.*	2,900	88,914
CoStar Group, Inc.*	2,345	191,211
DealerTrack Holdings, Inc.*	3,640	101,374
Demand Media, Inc.*	2,585	28,099
Demandware, Inc.*	574	18,225
Dice Holdings, Inc.*	3,906	32,889
Digital River, Inc.*	3,116	51,913
E2open, Inc.*	148	2,010
EarthLink, Inc.	9,207	65,554
Envestnet, Inc.*	1,799	21,048
ExactTarget, Inc.*	855	20,708
Internap Network Services Corp.*	4,542	32,021
IntraLinks Holdings, Inc.*	3,235	21,157
Ipass, Inc.*	4,296	9,451
j2 Global, Inc.	3,850	126,357
Keynote Systems, Inc.	1,362	19,722
KIT Digital, Inc.*	4,678	14,034
Limelight Networks, Inc.*	5,027	11,763
Liquidity Services, Inc.*	2,020	101,424
LivePerson, Inc.*	4,737	85,787
LogMeIn, Inc.*	1,901	42,639
Marchex, Inc., Class B	1,789	6,834
Market Leader, Inc.*	1,810	12,127
MeetMe, Inc.*	1,648	4,697
Millennial Media, Inc.*	998	14,321
Monster Worldwide, Inc.*	10,399	76,225
Move, Inc.*	3,005	25,903
NIC, Inc.	5,531	81,859
OpenTable, Inc.*	1,944	80,870
Perficient, Inc.*	2,755	33,253
QuinStreet, Inc.*	2,837	23,802
RealNetworks, Inc.*	1,851	15,400
Responsys, Inc.*	3,075	31,457
Saba Software, Inc.*	2,475	24,725
SciQuest, Inc.*	1,544	28,101
Spark Networks, Inc.*	1,060	6,487
SPS Commerce, Inc.*	1,015	39,047
Stamps.com, Inc.*	1,225	28,347
support.com, Inc.*	4,145	17,533
Synacor, Inc.*	593	4,495
TechTarget, Inc.*	1,324	7,825
Travelzoo, Inc.*	624	14,708
United Online, Inc.	7,315	40,379
Unwired Planet, Inc.*	7,241	13,903
ValueClick, Inc.*	6,173	106,114
VistaPrint N.V.*	2,821	96,337
Vocus, Inc.*	1,767	35,446
Web.com Group, Inc.*	3,026	54,317
WebMD Health Corp.*	4,367	61,269
XO Group, Inc.*	2,311	19,297
Yelp, Inc.*	735	19,882
Zix Corp.*	4,962	14,241

		2,513,627

IT Services (0.6%)
Acxiom Corp.*	6,589	120,381
CACI International, Inc., Class A*	1,877	97,210
Cardtronics, Inc.*	3,789	112,836
Cass Information Systems, Inc.	793	33,282
CIBER, Inc.*	6,184	21,458
Computer Task Group, Inc.*	1,329	21,503
Convergys Corp.	10,007	156,810
CSG Systems International, Inc.*	2,792	62,792
EPAM Systems, Inc.*	425	8,050
Euronet Worldwide, Inc.*	4,151	77,997
ExlService Holdings, Inc.*	2,001	59,030
Forrester Research, Inc.	1,227	35,301
Global Cash Access Holdings, Inc.*	4,341	34,945
Hackett Group, Inc.*	2,073	8,665
Heartland Payment Systems, Inc.	3,336	105,684
Higher One Holdings, Inc.*	2,808	37,852
iGATE Corp.*	2,773	50,385
Innodata, Inc.*	1,870	7,574
Lionbridge Technologies, Inc.*	4,788	16,854
ManTech International Corp., Class A	2,005	48,120
Mattersight Corp.*	837	4,955
MAXIMUS, Inc.	2,901	173,248
ModusLink Global Solutions, Inc.*	3,174	11,712
MoneyGram International, Inc.*	1,840	27,490
PRGX Global, Inc.*	1,861	15,930
Sapient Corp.*	10,541	112,367
ServiceSource International, Inc.*	4,250	43,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Syntel, Inc.	1,323	$82,568
TeleTech Holdings, Inc.*	1,970	33,589
TNS, Inc.*	2,096	31,335
Unisys Corp.*	3,768	78,450
Virtusa Corp.*	1,586	28,183
Wright Express Corp.*	3,278	228,542

		1,988,703

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	3,345	41,210
Alpha & Omega Semiconductor Ltd.*	1,495	12,872
Amkor Technology, Inc.*	5,795	25,498
ANADIGICS, Inc.*	5,813	8,080
Applied Micro Circuits Corp.*	5,288	26,757
ATMI, Inc.*	2,700	50,139
AuthenTec, Inc.*	3,807	30,494
Axcelis Technologies, Inc.*	8,717	9,153
AXT, Inc.*	2,789	9,427
Brooks Automation, Inc.	5,712	45,867
Cabot Microelectronics Corp.	1,833	64,412
Cavium, Inc.*	4,273	142,419
CEVA, Inc.*	1,983	28,516
Cirrus Logic, Inc.*	5,434	208,611
Cohu, Inc.	97,280	913,459
Cymer, Inc.*	2,657	135,666
Diodes, Inc.*	3,047	51,830
DSP Group, Inc.*	1,381	8,203
Entegris, Inc.*	11,762	95,625
Entropic Communications, Inc.*	7,388	42,998
Exar Corp.*	3,229	25,832
First Solar, Inc.*	5,022	111,212
FormFactor, Inc.*	4,124	23,053
FSI International, Inc.*	3,329	20,640
GSI Technology, Inc.*	1,767	8,747
GT Advanced Technologies, Inc.*	10,012	54,565
Hittite Microwave Corp.*	2,710	150,324
Inphi Corp.*	2,016	21,491
Integrated Device Technology, Inc.*	11,299	66,438
Integrated Silicon Solution, Inc.*	2,398	22,206
Intermolecular, Inc.*	1,182	8,392
International Rectifier Corp.*	5,945	99,222
Intersil Corp., Class A	10,920	95,550
IXYS Corp.*	2,112	20,951
Kopin Corp.*	5,733	21,556
Lattice Semiconductor Corp.*	9,917	37,982
LTX-Credence Corp.*	4,314	24,806
MA-COM Technology Solutions Holdings, Inc.*	528	6,706
Mattson Technology, Inc.*	5,033	4,882
MaxLinear, Inc., Class A*	1,922	12,858
MEMC Electronic Materials, Inc.*	19,868	54,637
Micrel, Inc.	4,208	43,847
Microsemi Corp.*	7,277	146,049
Mindspeed Technologies, Inc.*	2,835	9,809
MIPS Technologies, Inc.*	4,110	30,373
MKS Instruments, Inc.	4,497	114,629
Monolithic Power Systems, Inc.*	2,621	51,765
MoSys, Inc.*	2,703	10,920
Nanometrics, Inc.*	2,015	27,827
NeoPhotonics Corp.*	1,643	9,595
NVE Corp.*	421	24,919
OmniVision Technologies, Inc.*	4,447	62,058
PDF Solutions, Inc.*	1,974	26,965
Peregrine Semiconductor Corp.*	293	4,963
Pericom Semiconductor Corp.*	2,023	17,570
Photronics, Inc.*	5,283	28,370
PLX Technology, Inc.*	3,712	21,418
Power Integrations, Inc.	2,428	73,884
QuickLogic Corp.*	4,050	11,340
Rambus, Inc.*	9,480	52,519
RF Micro Devices, Inc.*	23,868	94,279
Rubicon Technology, Inc.*	1,515	14,514
Rudolph Technologies, Inc.*	2,730	28,665
Semtech Corp.*	5,631	141,620
Sigma Designs, Inc.*	2,774	18,336
Silicon Image, Inc.*	6,683	30,675
Spansion, Inc., Class A*	4,145	49,408
STR Holdings, Inc.*	2,610	8,091
SunPower Corp.*	3,405	15,357
Supertex, Inc.*	888	15,877
Tessera Technologies, Inc.	4,456	60,958
TriQuint Semiconductor, Inc.*	14,473	73,089
Ultra Clean Holdings, Inc.*	2,016	11,511
Ultratech, Inc.*	2,249	70,574
Veeco Instruments, Inc.*	3,343	100,357
Volterra Semiconductor Corp.*	2,181	47,698

		4,393,115

Software (1.3%)
Accelrys, Inc.*	4,828	41,810
ACI Worldwide, Inc.*	3,415	144,318
Actuate Corp.*	4,215	29,631
Advent Software, Inc.*	2,699	66,314
American Software, Inc., Class A	1,973	16,100
Aspen Technology, Inc.*	7,806	201,785
AVG Technologies N.V.*	678	6,509
Blackbaud, Inc.	3,862	92,379
Bottomline Technologies, Inc.*	2,994	73,922
BroadSoft, Inc.*	2,360	96,807
Callidus Software, Inc.*	2,970	14,642
CommVault Systems, Inc.*	3,735	219,245
Comverse Technology, Inc.*	18,794	115,583
Deltek, Inc.*	1,867	24,308
Digimarc Corp.	613	13,639
Ebix, Inc.	2,415	57,018
Ellie Mae, Inc.*	2,116	57,619
Eloqua, Inc.*	598	11,811
Envivio, Inc.*	703	1,547
EPIQ Systems, Inc.	2,747	36,865
ePlus, Inc.*	339	13,296
Exa Corp.*	197	2,137
Fair Isaac Corp.	2,946	130,390
FalconStor Software, Inc.*	2,587	6,079
Glu Mobile, Inc.*	4,620	21,391
Guidance Software, Inc.*	1,108	12,476
Guidewire Software, Inc.*	1,667	51,760
Imperva, Inc.*	837	30,961
Infoblox, Inc.*	680	15,810
Interactive Intelligence Group, Inc.*	1,290	38,765
JDA Software Group, Inc.*	3,656	116,188
Jive Software, Inc.*	1,402	22,025
Kenexa Corp.*	2,342	107,334
Manhattan Associates, Inc.*	1,738	99,535
Mentor Graphics Corp.*	8,000	123,840
MicroStrategy, Inc., Class A*	732	98,139
Monotype Imaging Holdings, Inc.	3,069	47,846
NetScout Systems, Inc.*	3,130	79,846
OPNET Technologies, Inc.	1,239	42,213
Parametric Technology Corp.*	10,056	219,221
Pegasystems, Inc.	1,478	42,921
Pervasive Software, Inc.*	1,103	9,486
Progress Software Corp.*	5,392	115,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Proofpoint, Inc.*	548	$8,138
PROS Holdings, Inc.*	1,846	35,203
QAD, Inc., Class A*	210	2,852
QAD, Inc., Class B*	219	2,924
QLIK Technologies, Inc.*	7,178	160,859
Quest Software, Inc.*†	4,804	134,512
RealPage, Inc.*	3,084	69,698
Rosetta Stone, Inc.*	890	11,348
Sapiens International Corp. N.V.*	1,122	4,084
SeaChange International, Inc.*	2,526	19,829
Sourcefire, Inc.*	2,538	124,438
SS&C Technologies Holdings, Inc.*	2,905	73,235
Synchronoss Technologies, Inc.*	2,370	54,273
Take-Two Interactive Software, Inc.*	6,719	70,079
Tangoe, Inc.*	2,563	33,652
TeleNav, Inc.*	1,402	8,370
TiVo, Inc.*	10,715	111,757
Tyler Technologies, Inc.*	2,587	113,880
Ultimate Software Group, Inc.*	2,238	228,500
VASCO Data Security International, Inc.*	2,355	22,090
Verint Systems, Inc.*	1,887	51,779
VirnetX Holding Corp.*	3,601	91,573
Websense, Inc.*	3,225	50,471

		4,252,390

Total Information Technology		24,520,384

Materials (5.1%)
Chemicals (2.7%)
A. Schulman, Inc.	58,565	1,395,018
ADA-ES, Inc.*	764	18,038
American Vanguard Corp.	2,385	82,998
Arabian American Development Co.*	1,701	16,653
Balchem Corp.	2,378	87,344
Cabot Corp.	40,000	1,462,800
Calgon Carbon Corp.*	4,926	70,491
Chase Corp.	454	8,340
Chemtura Corp.*	8,446	145,440
Ferro Corp.*	7,491	25,694
Flotek Industries, Inc.*	4,296	54,430
FutureFuel Corp.	1,611	19,509
Georgia Gulf Corp.	2,938	106,414
GSE Holding, Inc.*	682	5,354
H.B. Fuller Co.	30,778	944,269
Hawkins, Inc.	764	31,744
Innophos Holdings, Inc.	1,800	87,282
Innospec, Inc.*	1,961	66,517
KMG Chemicals, Inc.	712	13,172
Koppers Holdings, Inc.	1,789	62,490
Kraton Performance Polymers, Inc.*	2,780	72,558
Landec Corp.*	2,281	26,118
LSB Industries, Inc.*	1,612	70,718
Minerals Technologies, Inc.	1,527	108,310
Olin Corp.	6,896	149,850
OM Group, Inc.*	2,777	51,486
OMNOVA Solutions, Inc.*	3,947	29,879
PolyOne Corp.	7,695	127,506
Quaker Chemical Corp.	1,103	51,477
RPM International, Inc.	87,550	2,498,677
Sensient Technologies Corp.	28,321	1,041,080
Spartech Corp.*	2,551	13,648
Stepan Co.	715	68,726
TPC Group, Inc.*	1,044	42,606
Tredegar Corp.	1,984	35,196
Zep, Inc.	1,858	28,093
Zoltek Cos., Inc.*	2,374	18,256

		9,138,181

Construction Materials (0.1%)
Eagle Materials, Inc.	3,882	179,581
Headwaters, Inc.*	5,296	34,848
Texas Industries, Inc.*	1,918	77,967
United States Lime & Minerals, Inc.*	152	7,328

		299,724

Containers & Packaging (0.1%)
AEP Industries, Inc.*	302	18,298
AptarGroup, Inc.	1,600	82,736
Boise, Inc.	8,616	75,476
Graphic Packaging Holding Co.*	14,392	83,618
Myers Industries, Inc.	2,841	44,376
UFP Technologies, Inc.*	456	8,021

		312,525

Metals & Mining (2.0%)
A.M. Castle & Co.*	1,421	17,748
AK Steel Holding Corp.	9,504	45,619
AMCOL International Corp.	2,156	73,045
Century Aluminum Co.*	4,470	31,961
Coeur d’Alene Mines Corp.*	7,548	217,609
Commercial Metals Co.	49,000	646,800
General Moly, Inc.*	5,765	18,275
Globe Specialty Metals, Inc.	5,251	79,920
Gold Reserve, Inc.*	4,466	14,470
Gold Resource Corp.	2,557	54,848
Golden Minerals Co.*	2,399	12,523
Golden Star Resources Ltd.*	21,681	42,712
Handy & Harman Ltd.*	450	6,651
Haynes International, Inc.	1,052	54,862
Hecla Mining Co.	24,516	160,580
Horsehead Holding Corp.*	3,789	35,389
Kaiser Aluminum Corp.	1,655	96,635
Materion Corp.	1,764	41,983
McEwen Mining, Inc.*	16,968	77,883
Metals USA Holdings Corp.*	1,049	14,025
Midway Gold Corp.*	11,123	18,242
Noranda Aluminum Holding Corp.	2,884	19,294
Olympic Steel, Inc.	774	13,065
Paramount Gold and Silver Corp.*	11,214	29,829
Reliance Steel & Aluminum Co.	55,800	2,921,130
Revett Minerals, Inc.*	2,041	7,266
RTI International Metals, Inc.*	2,619	62,699
Schnitzer Steel Industries, Inc., Class A	2,165	60,945
Steel Dynamics, Inc.	112,100	1,258,883
Stillwater Mining Co.*	9,942	117,216
SunCoke Energy, Inc.*	6,037	97,316
U.S. Antimony Corp.*	4,577	8,925
U.S. Silica Holdings, Inc.*	996	13,506
Universal Stainless & Alloy Products, Inc.*	573	21,287
Vista Gold Corp.*	5,051	18,335
Worthington Industries, Inc.	4,494	97,340

		6,508,816

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	3,261	104,548
Clearwater Paper Corp.*	2,019	83,405
Deltic Timber Corp.	923	60,235
KapStone Paper and Packaging Corp.*	3,483	77,985
Louisiana-Pacific Corp.*	11,570	144,625
Neenah Paper, Inc.	1,363	39,036
P.H. Glatfelter Co.	3,705	65,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Resolute Forest Products*	6,932	$90,116
Schweitzer-Mauduit International, Inc.	2,682	88,479
Wausau Paper Corp.	3,770	34,910

		789,325

Total Materials		17,048,571

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	6,055	39,721
Atlantic Tele-Network, Inc.	758	32,579
Cbeyond, Inc.*	1,941	19,138
Cincinnati Bell, Inc.*	16,745	95,446
Cogent Communications Group, Inc.	4,039	92,857
Consolidated Communications Holdings, Inc.	3,263	56,091
Fairpoint Communications, Inc.*	1,824	13,789
General Communication, Inc., Class A*	3,257	31,919
Hawaiian Telcom Holdco, Inc.*	881	15,620
HickoryTech Corp.	1,206	12,759
IDT Corp., Class B	1,344	13,803
inContact, Inc.*	2,840	18,517
Iridium Communications, Inc.*	4,319	31,615
Lumos Networks Corp.	1,308	10,281
magicJack VocalTec Ltd.*	1,293	31,717
Neutral Tandem, Inc.*	2,426	22,756
ORBCOMM, Inc.*	2,820	10,547
Premiere Global Services, Inc.*	4,358	40,747
Primus Telecommunications Group, Inc.	1,041	15,896
Towerstream Corp.*	4,080	16,565
Vonage Holdings Corp.*	11,959	27,267

		649,630

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,372	10,894
Leap Wireless International, Inc.*	4,654	31,740
NTELOS Holdings Corp.	1,308	22,720
Shenandoah Telecommunications Co.	2,042	35,939
USA Mobility, Inc.	1,890	22,434

		123,727

Total Telecommunication Services		773,357

Utilities (1.4%)
Electric Utilities (0.7%)
ALLETE, Inc.	3,276	136,740
Cleco Corp.	5,162	216,701
El Paso Electric Co.	3,316	113,573
Empire District Electric Co.	3,564	76,804
IDACORP, Inc.	4,303	186,191
MGE Energy, Inc.	1,958	103,754
NV Energy, Inc.	49,600	893,296
Otter Tail Corp.	3,089	73,704
PNM Resources, Inc.	6,771	142,394
Portland General Electric Co.	6,478	175,165
UIL Holdings Corp.	4,281	153,517
Unitil Corp.	1,203	32,746
UNS Energy Corp.	3,483	145,798

		2,450,383

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	807	38,220
Delta Natural Gas Co., Inc.	557	10,784
Laclede Group, Inc.	1,926	82,818
New Jersey Resources Corp.	3,577	163,540
Northwest Natural Gas Co.	2,314	113,941
Piedmont Natural Gas Co., Inc.	6,041	196,212
South Jersey Industries, Inc.	2,618	138,571
Southwest Gas Corp.	3,910	172,822
WGL Holdings, Inc.	4,442	178,790

		1,095,698

Independent Power Producers & Energy Traders (0.1%)
American DG Energy, Inc.*	2,046	5,299
Atlantic Power Corp.	9,790	146,459
Genie Energy Ltd., Class B	1,382	9,909
GenOn Energy, Inc.*	64,185	162,388
Ormat Technologies, Inc.	1,524	28,575

		352,630

Multi-Utilities (0.2%)
Avista Corp.	5,040	129,730
Black Hills Corp.	3,794	134,952
CH Energy Group, Inc.	1,283	83,664
NorthWestern Corp.	3,020	109,415

		457,761

Water Utilities (0.1%)
American States Water Co.	1,599	71,044
Artesian Resources Corp., Class A	572	13,287
Cadiz, Inc.*	1,084	10,526
California Water Service Group	3,572	66,618
Connecticut Water Service, Inc.	718	22,904
Consolidated Water Co., Ltd.	1,207	9,982
Middlesex Water Co.	1,306	25,023
SJW Corp.	1,182	29,975
York Water Co.	1,024	18,780

		268,139

Total Utilities		4,624,611

Total Common Stocks (77.8%) (Cost $ 203,475,607)		258,595,195
INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $ 13,950)	734	12,801

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*† (Cost $—)	2,504	25

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	1,119	—

Total Investments (77.8%) (Cost $203,489,557)		258,608,021
Other Assets Less Liabilities (22.2%)		73,814,936

Net Assets (100%)		$332,422,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

*	Non-income producing.

†	Securities (totaling $134,537 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	797	December-12	$66,579,226	$66,501,680	$(77,546)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$49,422,237	$—	$—	$49,422,237
Consumer Staples	4,483,160	—	—	4,483,160
Energy	25,502,714	—	—	25,502,714
Financials	42,987,247	—	—	42,987,247
Health Care	19,188,444	—	—	19,188,444
Industrials	70,044,470	—	—	70,044,470
Information Technology	24,385,872	—	134,512	24,520,384
Materials	17,048,571	—	—	17,048,571
Telecommunication Services	773,357	—	—	773,357
Utilities	4,624,611	—	—	4,624,611
Investment Companies
Investment Companies	12,801	—	—	12,801
Rights
Information Technology	—	—	25	25
Warrants
Energy	—	—	—	—

Total Assets	$258,473,484	$—	$134,537	$258,608,021

Liabilities:
Futures	$(77,546)	$—	$—	$(77,546)

Total Liabilities	$(77,546)	$—	$—	$(77,546)

Total	$258,395,938	$—	$134,537	$258,530,475

(a)	A Security with a market value of $94,262 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Information Technology	Investments in Rights-Information Technology
Balance as of 12/31/11	$—	$25
Total gains or losses (realized/unrealized) included in earnings	51,131	—
Purchases	—	—
Sales	(20,928)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	104,309	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$134,512	$25

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$45,848	$—

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$19,229,625
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$61,566,236

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,815,712
Aggregate gross unrealized depreciation	(17,240,098)

Net unrealized appreciation	$54,575,614

Federal income tax cost of investments	$204,032,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (5.9%)
Automobiles (0.3%)
Ford Motor Co.	722,200	$7,120,892

Media (5.1%)
Comcast Corp., Class A	737,900	25,678,920
Time Warner, Inc.	828,270	37,545,479
Viacom, Inc., Class B	526,700	28,225,853
Walt Disney Co.	452,400	23,651,472

		115,101,724

Multiline Retail (0.5%)
J.C. Penney Co., Inc.	471,300	11,447,877

Total Consumer Discretionary		133,670,493

Consumer Staples (7.9%)
Beverages (1.2%)
PepsiCo, Inc.	370,300	26,206,131

Food & Staples Retailing (1.7%)
Kroger Co.	1,221,300	28,749,402
Walgreen Co.	254,900	9,288,556

		38,037,958

Food Products (3.1%)
Archer-Daniels-Midland Co.	1,210,500	32,901,390
Unilever N.V. (N.Y. Shares)	1,087,800	38,595,144

		71,496,534

Household Products (1.9%)
Kimberly-Clark Corp.	299,620	25,701,404
Procter & Gamble Co.	257,200	17,839,392

		43,540,796

Total Consumer Staples		179,281,419

Energy (14.3%)
Energy Equipment & Services (5.4%)
Ensco plc, Class A	406,640	22,186,278
Halliburton Co.	1,182,000	39,821,580
Noble Corp.*	1,110,076	39,718,519
Weatherford International Ltd.*	1,734,660	21,995,489

		123,721,866

Oil, Gas & Consumable Fuels (8.9%)
Chevron Corp.	170,100	19,826,856
Devon Energy Corp.	701,300	42,428,650
Exxon Mobil Corp.	608,790	55,673,846
Hess Corp.	477,600	25,656,672
Marathon Oil Corp.	1,279,460	37,833,632
Peabody Energy Corp.	950,421	21,184,884

		202,604,540

Total Energy		326,326,406

Financials (21.4%)
Commercial Banks (4.5%)
U.S. Bancorp	932,618	31,988,797
Wells Fargo & Co.	2,065,200	71,311,356

		103,300,153

Diversified Financial Services (5.9%)
Citigroup, Inc.	1,656,440	54,198,717
JPMorgan Chase & Co.	1,967,590	79,648,043

		133,846,760

Insurance (11.0%)
ACE Ltd.	392,100	29,642,760
Aflac, Inc.	490,200	23,470,776
Hartford Financial Services Group, Inc.	2,416,996	46,986,402
Lincoln National Corp.	924,048	22,352,721
MetLife, Inc.	1,353,464	46,640,370
Prudential Financial, Inc.	578,765	31,548,480
Travelers Cos., Inc.	708,238	48,344,326

		248,985,835

Total Financials		486,132,748

Health Care (16.0%)
Biotechnology (0.5%)
Amgen, Inc.	136,000	11,467,520

Health Care Equipment & Supplies (3.8%)
Baxter International, Inc.	482,300	29,063,398
Medtronic, Inc.	1,345,903	58,035,337

		87,098,735

Health Care Providers & Services (1.0%)
Aetna, Inc.	555,800	22,009,680

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	269,300	10,354,585

Pharmaceuticals (10.3%)
Eli Lilly and Co.	521,200	24,710,092
Johnson & Johnson	885,900	61,047,369
Merck & Co., Inc.	1,605,611	72,413,056
Pfizer, Inc.	3,068,241	76,245,789

		234,416,306

Total Health Care		365,346,826

Industrials (9.9%)
Aerospace & Defense (1.4%)
Honeywell International, Inc.	537,400	32,109,650

Airlines (1.3%)
Delta Air Lines, Inc.*	3,209,200	29,396,272

Commercial Services & Supplies (2.2%)
Tyco International Ltd.	881,850	49,612,881

Construction & Engineering (1.8%)
Jacobs Engineering Group, Inc.*	1,032,200	41,731,846

Industrial Conglomerates (3.2%)
General Electric Co.	3,162,700	71,824,917

Total Industrials		224,675,566

Information Technology (11.6%)
Communications Equipment (2.1%)
Cisco Systems, Inc.	2,452,100	46,810,589

Electronic Equipment, Instruments & Components (2.4%)
Corning, Inc.	4,157,600	54,672,440

IT Services (2.0%)
Western Union Co.	2,560,400	46,650,488

Semiconductors & Semiconductor Equipment (2.9%)
LSI Corp.*	5,574,955	38,522,939
Marvell Technology Group Ltd.	1,343,904	12,296,722
Micron Technology, Inc.*	2,745,400	16,431,219

		67,250,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Software (2.2%)
Microsoft Corp.	917,940	$27,336,253
Oracle Corp.	696,200	21,923,338

		49,259,591

Total Information Technology		264,643,988

Materials (4.1%)
Chemicals (1.5%)
E.I. du Pont de Nemours & Co.	694,050	34,889,894

Metals & Mining (2.6%)
Alcoa, Inc.	2,531,700	22,405,545
Freeport-McMoRan Copper & Gold, Inc.	372,159	14,730,053
Nucor Corp.	564,800	21,609,248

		58,744,846

Total Materials		93,634,740

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	771,358	29,080,196
Verizon Communications, Inc.	631,500	28,777,455

Total Telecommunication Services		57,857,651

Utilities (3.7%)
Electric Utilities (1.9%)
Southern Co.	938,400	43,250,856

Multi-Utilities (1.8%)
Dominion Resources, Inc.	767,620	40,637,803

Total Utilities		83,888,659

Total Investments (97.3%) (Cost $1,877,833,683)		2,215,458,496
Other Assets Less Liabilities (2.7%)		60,636,941

Net Assets (100%)		$2,276,095,437

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$133,670,493	$—	$—	$133,670,493
Consumer Staples	179,281,419	—	—	179,281,419
Energy	326,326,406	—	—	326,326,406
Financials	486,132,748	—	—	486,132,748
Health Care	365,346,826	—	—	365,346,826
Industrials	224,675,566	—	—	224,675,566
Information Technology	264,643,988	—	—	264,643,988
Materials	93,634,740	—	—	93,634,740
Telecommunication Services	57,857,651	—	—	57,857,651
Utilities	83,888,659	—	—	83,888,659

Total Assets	$2,215,458,496	$—	$—	$2,215,458,496

Total Liabilities	$—	$—	$—	$—

Total	$2,215,458,496	$—	$—	$2,215,458,496

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$486,518,568
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$556,654,232

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$358,396,670
Aggregate gross unrealized depreciation	(125,470,907)

Net unrealized appreciation	$232,925,763

Federal income tax cost of investments	$1,982,532,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Automobiles (1.0%)
Ford Motor Co.	359,100	$3,540,726
General Motors Co.*	279,400	6,356,350

		9,897,076

Hotels, Restaurants & Leisure (1.5%)
Brinker International, Inc.	265,400	9,368,620
Cedar Fair LP	145,500	4,869,885

		14,238,505

Household Durables (1.0%)
Garmin Ltd.	226,100	9,437,414

Leisure Equipment & Products (1.9%)
Mattel, Inc.	269,000	9,544,120
Polaris Industries, Inc.	107,600	8,701,612

		18,245,732

Media (1.4%)
Gannett Co., Inc.	318,800	5,658,700
Time Warner Cable, Inc.	76,500	7,272,090

		12,930,790

Specialty Retail (2.4%)
Foot Locker, Inc.	271,400	9,634,700
GameStop Corp., Class A	227,800	4,783,800
Williams-Sonoma, Inc.	185,100	8,138,847

		22,557,347

Total Consumer Discretionary		87,306,864

Consumer Staples (8.9%)
Beverages (0.8%)
Coca-Cola Enterprises, Inc.	252,430	7,893,486

Food & Staples Retailing (3.9%)
CVS Caremark Corp.	187,700	9,088,434
Walgreen Co.	394,800	14,386,512
Wal-Mart Stores, Inc.	177,800	13,121,640

		36,596,586

Food Products (0.6%)
Archer-Daniels-Midland Co.	200,900	5,460,462

Household Products (3.6%)
Colgate-Palmolive Co.	91,800	9,842,796
Kimberly-Clark Corp.	59,511	5,104,854
Procter & Gamble Co.	273,300	18,956,088

		33,903,738

Total Consumer Staples		83,854,272

Energy (15.6%)
Energy Equipment & Services (0.8%)
Seadrill Ltd.	186,500	7,314,530

Oil, Gas & Consumable Fuels (14.8%)
Chevron Corp.	327,000	38,115,120
ConocoPhillips	274,500	15,695,910
Exxon Mobil Corp.	540,670	49,444,271
Marathon Oil Corp.	407,200	12,040,904
Murphy Oil Corp.	106,000	5,691,140
Phillips 66	137,250	6,364,283
Statoil ASA (ADR)	297,900	7,682,841
Talisman Energy, Inc.	342,200	4,558,104

		139,592,573

Total Energy		146,907,103

Financials (26.1%)
Capital Markets (4.1%)
Ameriprise Financial, Inc.	154,800	8,775,612
Goldman Sachs Group, Inc.	152,400	17,324,832
Raymond James Financial, Inc.	161,800	5,929,970
State Street Corp.	158,200	6,638,072

		38,668,486

Commercial Banks (4.7%)
East West Bancorp, Inc.	204,000	4,308,480
KeyCorp	1,138,200	9,947,868
PNC Financial Services Group, Inc.	112,900	7,123,990
Wells Fargo & Co.	653,600	22,568,808

		43,949,146

Consumer Finance (2.4%)
Discover Financial Services	351,900	13,980,987
SLM Corp.	572,800	9,004,416

		22,985,403

Diversified Financial Services (7.0%)
Bank of America Corp.	1,394,400	12,312,552
Citigroup, Inc.	449,370	14,703,386
Interactive Brokers Group, Inc., Class A	252,900	3,545,658
JPMorgan Chase & Co.	868,800	35,169,024

		65,730,620

Insurance (4.7%)
Alterra Capital Holdings Ltd.	184,800	4,424,112
Aspen Insurance Holdings Ltd.	376,300	11,473,387
Endurance Specialty Holdings Ltd.	264,000	10,164,000
Hartford Financial Services Group, Inc.	293,900	5,713,416
Prudential Financial, Inc.	124,000	6,759,240
XL Group plc	237,700	5,711,931

		44,246,086

Real Estate Investment Trusts (REITs) (2.9%)
Annaly Capital Management, Inc. (REIT)	337,800	5,688,552
CBL & Associates Properties, Inc. (REIT)	246,100	5,251,774
Extra Space Storage, Inc. (REIT)	142,400	4,734,800
Hospitality Properties Trust (REIT)	181,400	4,313,692
Taubman Centers, Inc. (REIT)	96,000	7,366,080

		27,354,898

Thrifts & Mortgage Finance (0.3%)
Washington Federal, Inc.	184,000	3,069,120

Total Financials		246,003,759

Health Care (8.3%)
Biotechnology (0.4%)
Amgen, Inc.	46,800	3,946,176

Health Care Providers & Services (3.5%)
AmerisourceBergen Corp.	291,200	11,272,352
UnitedHealth Group, Inc.	255,600	14,162,796
WellPoint, Inc.	134,200	7,784,942

		33,220,090

Pharmaceuticals (4.4%)
Abbott Laboratories	232,900	15,967,624
Merck & Co., Inc.	145,600	6,566,560
Pfizer, Inc.	735,700	18,282,145

		40,816,329

Total Health Care		77,982,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Industrials (7.4%)
Aerospace & Defense (1.9%)
Exelis, Inc.	374,500	$3,872,330
Northrop Grumman Corp.	208,500	13,850,655

		17,722,985

Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	110,500	7,908,485

Industrial Conglomerates (3.4%)
General Electric Co.	1,431,900	32,518,449

Machinery (1.3%)
Caterpillar, Inc.	68,300	5,876,532
Harsco Corp.	307,900	6,321,187

		12,197,719

Total Industrials		70,347,638

Information Technology (9.0%)
Communications Equipment (2.3%)
Cisco Systems, Inc.	1,141,540	21,791,999

IT Services (3.3%)
Accenture plc, Class A	112,800	7,899,384
International Business Machines Corp.	62,800	13,027,860
Lender Processing Services, Inc.	380,200	10,603,778

		31,531,022

Office Electronics (0.7%)
Xerox Corp.	873,600	6,412,224

Semiconductors & Semiconductor Equipment (0.5%)
Intel Corp.	200,600	4,549,608

Software (2.2%)
CA, Inc.	366,000	9,429,990
Microsoft Corp.	370,590	11,036,170

		20,466,160

Total Information Technology		84,751,013

Materials (4.8%)
Chemicals (3.2%)
Eastman Chemical Co.	157,900	9,001,879
Huntsman Corp.	351,000	5,240,430
LyondellBasell Industries N.V., Class A	211,200	10,910,592
PPG Industries, Inc.	41,800	4,800,312

		29,953,213

Metals & Mining (1.6%)
Gold Fields Ltd. (ADR)	292,400	3,757,340
Southern Copper Corp.	261,200	8,974,832
Steel Dynamics, Inc.	208,100	2,336,963

		15,069,135

Total Materials		45,022,348

Telecommunication Services (3.8%)
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	352,100	13,274,170
Portugal Telecom SGPS S.A. (ADR)	467,400	2,318,304
Telecom Italia S.p.A. (ADR)	773,000	7,760,920
Telstra Corp., Ltd. (ADR)	263,600	5,337,900
Verizon Communications, Inc.	160,200	7,300,314

Total Telecommunication Services		35,991,608

Utilities (5.0%)
Electric Utilities (1.8%)
Pinnacle West Capital Corp.	174,600	9,218,880
Portland General Electric Co.	301,000	8,139,040

		17,357,920

Multi-Utilities (2.7%)
CMS Energy Corp.	829,900	19,544,145
DTE Energy Co.	97,000	5,814,180

		25,358,325

Water Utilities (0.5%)
American Water Works Co., Inc.	131,800	4,884,508

Total Utilities		47,600,753

Total Investments (98.1%) (Cost $766,895,524)		925,767,953
Other Assets Less Liabilities (1.9%)		18,082,496

Net Assets (100%)		$943,850,449

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$87,306,864	$—	$—	$87,306,864
Consumer Staples	83,854,272	—	—	83,854,272
Energy	146,907,103	—	—	146,907,103
Financials	246,003,759	—	—	246,003,759
Health Care	77,982,595	—	—	77,982,595
Industrials	70,347,638	—	—	70,347,638
Information Technology	84,751,013	—	—	84,751,013
Materials	45,022,348	—	—	45,022,348
Telecommunication Services	35,991,608	—	—	35,991,608
Utilities	47,600,753	—	—	47,600,753

Total Assets	$925,767,953	$—	$—	$925,767,953

Total Liabilities	$—	$—	$—	$—

Total	$925,767,953	$—	$—	$925,767,953

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$401,785,161
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$379,973,929

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,485,648
Aggregate gross unrealized depreciation	(22,804,802)

Net unrealized appreciation	$148,680,846

Federal income tax cost of investments	$777,087,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (0.4%)
BorgWarner, Inc.*	1,116	$77,127
Gentex Corp.	1,410	23,984
Johnson Controls, Inc.	6,671	182,785
Tenneco, Inc.*	592	16,576
TRW Automotive Holdings Corp.*	1,198	52,365
Visteon Corp.*	513	22,808

		375,645

Automobiles (0.6%)
Ford Motor Co.	37,217	366,959
Harley-Davidson, Inc.	2,224	94,231
Tesla Motors, Inc.*	1,028	30,100

		491,290

Distributors (0.1%)
Genuine Parts Co.	1,513	92,338
Pool Corp.	456	18,961

		111,299

Diversified Consumer Services (0.0%)
Coinstar, Inc.*	305	13,719
DeVry, Inc.	625	14,225
Sotheby’s, Inc.	661	20,821

		48,765

Hotels, Restaurants & Leisure (0.8%)
Brinker International, Inc.	768	27,110
Cheesecake Factory, Inc.	523	18,697
Chipotle Mexican Grill, Inc.*	308	97,802
Darden Restaurants, Inc.	1,250	69,688
Gaylord Entertainment Co. (REIT)*	479	18,935
Panera Bread Co., Class A*	288	49,216
Starbucks Corp.	7,413	376,210
Vail Resorts, Inc.	351	20,235
Wendy’s Co.	3,812	17,345

		695,238

Household Durables (0.5%)
D.R. Horton, Inc.	3,115	64,294
Garmin Ltd.	2,029	84,691
Harman International Industries, Inc.	655	30,235
Mohawk Industries, Inc.*	673	53,853
PulteGroup, Inc.*	3,744	58,032
Tempur-Pedic International, Inc.*	580	17,336
Tupperware Brands Corp.	543	29,099
Whirlpool Corp.	756	62,680

		400,220

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.*	3,901	992,102
Expedia, Inc.	1,324	76,580
Liberty Interactive Corp.*	5,309	98,217
Liberty Ventures*	272	13,502
Netflix, Inc.*	541	29,452
priceline.com, Inc.*	486	300,703
TripAdvisor, Inc.*	1,388	45,707

		1,556,263

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	1,270	48,476
Mattel, Inc.	3,326	118,007
Polaris Industries, Inc.	668	54,021

		220,504

Media (3.3%)
AMC Networks, Inc., Class A*	699	30,421
CBS Corp., Class B	6,245	226,881
Charter Communications, Inc., Class A*	971	72,893
DIRECTV*	6,124	321,265
Discovery Communications, Inc., Class A*	2,411	143,768
DISH Network Corp., Class A	4,945	151,366
DreamWorks Animation SKG, Inc., Class A*	822	15,807
Gannett Co., Inc.	2,257	40,062
John Wiley & Sons, Inc., Class A	585	26,881
Lamar Advertising Co., Class A*	911	33,762
Liberty Global, Inc., Class A*	2,597	157,768
Liberty Media Corp. - Liberty Capital*	1,167	121,566
Madison Square Garden Co., Class A*	728	29,317
McGraw-Hill Cos., Inc.	2,733	149,194
Morningstar, Inc.	479	30,005
Omnicom Group, Inc.	2,591	133,592
Scripps Networks Interactive, Inc., Class A	1,454	89,028
Sirius XM Radio, Inc.*	37,405	97,253
Time Warner Cable, Inc.	2,989	284,134
Time Warner, Inc.	9,259	419,710
Viacom, Inc., Class B	5,019	268,968
Washington Post Co., Class B	72	26,138

		2,869,779

Multiline Retail (1.2%)
Big Lots, Inc.*	654	19,345
Dillard’s, Inc., Class A	459	33,195
Dollar General Corp.*	3,224	166,165
Dollar Tree, Inc.*	2,244	108,329
Family Dollar Stores, Inc.	1,140	75,582
Kohl’s Corp.	2,288	117,192
Nordstrom, Inc.	1,961	108,208
Target Corp.	6,390	405,573

		1,033,589

Specialty Retail (3.6%)
Aaron’s, Inc.	740	20,579
Advance Auto Parts, Inc.	715	48,935
American Eagle Outfitters, Inc.	1,918	40,431
ANN, Inc.*	462	17,431
Ascena Retail Group, Inc.*	1,501	32,197
Bed Bath & Beyond, Inc.*	2,264	142,632
Best Buy Co., Inc.	3,284	56,452
CarMax, Inc.*	2,228	63,052
Chico’s FAS, Inc.	1,619	29,320
GameStop Corp., Class A	1,225	25,725
Gap, Inc.	4,693	167,916
GNC Holdings, Inc., Class A	1,034	40,295
Home Depot, Inc.	14,709	887,982
Limited Brands, Inc.	2,804	138,125
Lowe’s Cos., Inc.	11,129	336,541
O’Reilly Automotive, Inc.*	1,176	98,337
PetSmart, Inc.	1,055	72,774
Pier 1 Imports, Inc.	1,053	19,733
Ross Stores, Inc.	2,185	141,151
Sally Beauty Holdings, Inc.*	1,756	44,058
Signet Jewelers Ltd.	789	38,472
Staples, Inc.	6,658	76,700
Tiffany & Co.	1,236	76,484
TJX Cos., Inc.	7,183	321,727
Tractor Supply Co.	692	68,432
Ulta Salon Cosmetics & Fragrance, Inc.	614	59,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Williams-Sonoma, Inc.	961	$42,255

		3,106,867

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	880	14,265
Deckers Outdoor Corp.*	361	13,227
Fossil, Inc.*	593	50,227
Hanesbrands, Inc.*	952	30,350
NIKE, Inc., Class B	4,429	420,356
PVH Corp.	688	64,479
Under Armour, Inc., Class A*	1,018	56,835
Wolverine World Wide, Inc.	477	21,165

		670,904

Total Consumer Discretionary		11,580,363

Consumer Staples (10.4%)
Beverages (3.2%)
Coca-Cola Co.	40,501	1,536,203
Dr. Pepper Snapple Group, Inc.	2,054	91,465
Monster Beverage Corp.*	1,722	93,263
PepsiCo, Inc.	15,291	1,082,144

		2,803,075

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	373	21,313
Costco Wholesale Corp.	4,219	422,427
CVS Caremark Corp.	12,414	601,086
Harris Teeter Supermarkets, Inc.	481	18,682
Safeway, Inc.	2,336	37,586
Sysco Corp.	5,723	178,958
United Natural Foods, Inc.*	477	27,881
Walgreen Co.	9,190	334,884
Whole Foods Market, Inc.	1,801	175,418

		1,818,235

Food Products (1.4%)
Campbell Soup Co.	3,083	107,350
Darling International, Inc.*	1,147	20,979
Flowers Foods, Inc.	1,353	27,303
General Mills, Inc.	6,325	252,051
Green Mountain Coffee Roasters, Inc.*	1,517	36,029
H.J. Heinz Co.	3,124	174,788
Hain Celestial Group, Inc.*	438	27,594
Hershey Co.	2,209	156,596
Ingredion, Inc.	743	40,984
J.M. Smucker Co.	1,067	92,114
Kellogg Co.	3,490	180,293
McCormick & Co., Inc. (Non-Voting)	1,293	80,218
Ralcorp Holdings, Inc.*	536	39,128
TreeHouse Foods, Inc.*	352	18,480

		1,253,907

Household Products (3.4%)
Church & Dwight Co., Inc.	1,358	73,319
Clorox Co.	1,264	91,071
Colgate-Palmolive Co.	4,627	496,107
Kimberly-Clark Corp.	3,853	330,510
Procter & Gamble Co.	27,995	1,941,733

		2,932,740

Personal Products (0.3%)
Avon Products, Inc.	4,216	67,245
Estee Lauder Cos., Inc., Class A	3,778	232,612

		299,857

Total Consumer Staples		9,107,814

Energy (2.1%)
Energy Equipment & Services (0.6%)
Bristow Group, Inc.	348	17,591
Cameron International Corp.*	2,403	134,736
CARBO Ceramics, Inc.	225	14,157
Core Laboratories N.V.	462	56,124
Dril-Quip, Inc.*	394	28,321
FMC Technologies, Inc.*	2,326	107,694
Helix Energy Solutions Group, Inc.* .	1,026	18,745
Key Energy Services, Inc.*	1,474	10,318
Lufkin Industries, Inc.	327	17,599
Noble Corp.*	2,465	88,198
SEACOR Holdings, Inc.*	205	17,089
Tidewater, Inc.	486	23,585
Unit Corp.*	474	19,671

		553,828

Oil, Gas & Consumable Fuels (1.5%)
Cheniere Energy, Inc.*	2,089	32,484
Cimarex Energy Co.	838	49,065
Denbury Resources, Inc.*	3,817	61,683
Energen Corp.	704	36,896
EOG Resources, Inc.	2,635	295,252
EQT Corp.	1,460	86,140
Pioneer Natural Resources Co.	1,200	125,280
Plains Exploration & Production Co.*	1,258	47,137
QEP Resources, Inc.	1,735	54,930
Range Resources Corp.	1,585	110,744
SM Energy Co.	635	34,360
Southwestern Energy Co.*	3,397	118,148
Spectra Energy Corp.	6,370	187,023
Whiting Petroleum Corp.*	1,147	54,345
World Fuel Services Corp.	703	25,034

		1,318,521

Total Energy		1,872,349

Financials (16.5%)
Capital Markets (2.8%)
Affiliated Managers Group, Inc.*	500	61,500
Bank of New York Mellon Corp.	11,527	260,741
BlackRock, Inc.	1,687	300,792
Charles Schwab Corp.	12,432	159,005
E*TRADE Financial Corp.*	2,786	24,545
Eaton Vance Corp.	1,124	32,551
Federated Investors, Inc., Class B	1,015	21,000
Franklin Resources, Inc.	2,074	259,395
Goldman Sachs Group, Inc.	4,678	531,795
Invesco Ltd.	4,344	108,556
Janus Capital Group, Inc.	1,827	17,247
Jefferies Group, Inc.	1,984	27,161
Legg Mason, Inc.	1,317	32,504
Northern Trust Corp.	2,346	108,890
SEI Investments Co.	1,693	36,315
State Street Corp.	4,675	196,163
Stifel Financial Corp.*	521	17,506
T. Rowe Price Group, Inc.	2,477	156,794
TD Ameritrade Holding Corp.	5,332	81,953
Waddell & Reed Financial, Inc., Class A	837	27,428

		2,461,841

Commercial Banks (5.1%)
Associated Banc-Corp	1,675	22,060
Bank of Hawaii Corp.	441	20,118
BB&T Corp.	6,822	226,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
BOK Financial Corp.	665	$39,301
CapitalSource, Inc.	2,774	21,027
CIT Group, Inc.*	1,960	77,204
City National Corp./California	522	26,888
Comerica, Inc.	1,888	58,622
Commerce Bancshares, Inc./Missouri	855	34,482
Cullen/Frost Bankers, Inc.	599	34,401
East West Bancorp, Inc.	1,385	29,251
F.N.B. Corp./Pennsylvania	1,364	15,290
Fifth Third Bancorp	8,972	139,156
First Horizon National Corp.	2,428	23,382
First Niagara Financial Group, Inc.	3,445	27,870
First Republic Bank/California	1,254	43,213
FirstMerit Corp.	1,069	15,746
Fulton Financial Corp.	1,955	19,276
Hancock Holding Co.	827	25,596
Huntington Bancshares, Inc./Ohio	8,376	57,794
IBERIABANK Corp.	287	13,145
KeyCorp	9,205	80,452
M&T Bank Corp.	1,236	117,618
PNC Financial Services Group, Inc. .	5,166	325,975
Popular, Inc.*	1,003	17,482
Prosperity Bancshares, Inc.	546	23,271
Regions Financial Corp.	13,791	99,433
Signature Bank/New York*	457	30,656
SunTrust Banks, Inc.	5,254	148,531
Susquehanna Bancshares, Inc.	1,818	19,016
SVB Financial Group*	433	26,179
Synovus Financial Corp.	7,676	18,192
TCF Financial Corp.	1,590	18,985
U.S. Bancorp	18,494	634,344
UMB Financial Corp.	396	19,277
Umpqua Holdings Corp.	1,091	14,063
Valley National Bancorp	1,926	19,299
Webster Financial Corp.	857	20,311
Wells Fargo & Co.	51,543	1,779,780
Westamerica Bancorp	268	12,609
Zions Bancorp	1,796	37,096

		4,432,609

Consumer Finance (1.4%)
American Express Co.	11,062	628,985
Capital One Financial Corp.	5,669	323,190
Discover Financial Services	5,024	199,603
SLM Corp.	4,583	72,045

		1,223,823

Diversified Financial Services (3.4%)
Bank of America Corp.	105,161	928,572
CBOE Holdings, Inc.	851	25,036
CME Group, Inc.	3,244	185,881
IntercontinentalExchange, Inc.*	710	94,721
JPMorgan Chase & Co.	37,068	1,500,513
Moody’s Corp.	2,169	95,805
NASDAQ OMX Group, Inc.	1,627	37,901
NYSE Euronext	2,400	59,160

		2,927,589

Insurance (3.4%)
ACE Ltd.	3,308	250,085
Aflac, Inc.	4,569	218,764
Alleghany Corp.*	165	56,915
Allied World Assurance Co. Holdings AG	355	27,424
American Financial Group, Inc./Ohio	916	34,716
Aon plc	3,146	164,504
Arch Capital Group Ltd.*	1,329	55,393
Arthur J. Gallagher & Co.	1,180	42,268
Aspen Insurance Holdings Ltd.	696	21,221
Assured Guaranty Ltd.	1,893	25,783
Axis Capital Holdings Ltd.	1,242	43,371
Brown & Brown, Inc.	1,398	36,446
Chubb Corp.	2,594	197,870
Cincinnati Financial Corp.	1,585	60,056
CNO Financial Group, Inc.	2,266	21,867
Endurance Specialty Holdings Ltd.	423	16,285
Erie Indemnity Co., Class A	519	33,356
Everest Reinsurance Group Ltd.	505	54,015
Fidelity National Financial, Inc., Class A	2,188	46,801
First American Financial Corp.	1,037	22,472
Genworth Financial, Inc., Class A*	4,797	25,088
Hanover Insurance Group, Inc.	437	16,283
Hartford Financial Services Group, Inc.	4,252	82,659
HCC Insurance Holdings, Inc.	983	33,314
Lincoln National Corp.	2,724	65,894
Markel Corp.*	94	43,098
MBIA, Inc.*	1,891	19,156
PartnerReinsurance Ltd.	616	45,756
Platinum Underwriters Holdings Ltd.	325	13,283
Principal Financial Group, Inc.	2,879	77,560
ProAssurance Corp.	298	26,951
Progressive Corp.	5,944	123,279
Protective Life Corp.	780	20,444
Prudential Financial, Inc.	4,547	247,857
RenaissanceReinsurance Holdings Ltd.	493	37,981
StanCorp Financial Group, Inc.	430	13,433
Torchmark Corp.	930	47,755
Travelers Cos., Inc.	3,759	256,589
Unum Group	2,733	52,528
Validus Holdings Ltd.	917	31,095
W. R. Berkley Corp.	1,338	50,162
White Mountains Insurance Group Ltd.	64	32,854
Willis Group Holdings plc	1,693	62,505
XL Group plc	2,982	71,657

		2,926,793

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	413	12,196
CBRE Group, Inc., Class A*	3,203	58,967
Forest City Enterprises, Inc., Class A*	1,676	26,565
Howard Hughes Corp.*	370	26,288
Jones Lang LaSalle, Inc.	429	32,754
St. Joe Co.*	900	17,550

		174,320

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	1,543	18,454
Hudson City Bancorp, Inc.	5,153	41,018
New York Community Bancorp, Inc.	4,284	60,661
Ocwen Financial Corp.*	1,316	36,072
People’s United Financial, Inc.	3,436	41,713
Washington Federal, Inc.	1,041	17,364

		215,282

Total Financials		14,362,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Health Care (11.7%)
Biotechnology (2.6%)
Alexion Pharmaceuticals, Inc.*	1,883	$215,415
Alkermes plc*	1,277	26,498
Amgen, Inc.	7,520	634,086
ARIAD Pharmaceuticals, Inc.*	1,597	38,687
Biogen Idec, Inc.*	2,306	344,124
Cepheid, Inc.*	644	22,224
Cubist Pharmaceuticals, Inc.*	622	29,657
Dendreon Corp.*	1,505	7,269
Gilead Sciences, Inc.*	7,385	489,847
Incyte Corp.*	1,275	23,014
Medivation, Inc.*	710	40,016
Myriad Genetics, Inc.*	827	22,321
Onyx Pharmaceuticals, Inc.*	635	53,658
Pharmacyclics, Inc.*	673	43,409
Regeneron Pharmaceuticals, Inc.*	937	143,042
Seattle Genetics, Inc.*	1,153	31,073
United Therapeutics Corp.*	504	28,164
Vertex Pharmaceuticals, Inc.*	2,105	117,775

		2,310,279

Health Care Equipment & Supplies (2.4%)
Alere, Inc.*	787	15,339
Align Technology, Inc.*	793	29,317
Becton, Dickinson and Co.	1,947	152,956
CareFusion Corp.*	2,165	61,464
Cooper Cos., Inc.	467	44,113
Covidien plc	4,685	278,383
DENTSPLY International, Inc.	1,383	52,748
Edwards Lifesciences Corp.*	1,129	121,221
Haemonetics Corp.*	249	19,970
Hologic, Inc.*	2,582	52,260
IDEXX Laboratories, Inc.*	536	53,252
Intuitive Surgical, Inc.*	389	192,800
Medtronic, Inc.	9,954	429,216
ResMed, Inc.	1,386	56,091
Sirona Dental Systems, Inc.*	542	30,872
St. Jude Medical, Inc.	3,063	129,044
Stryker Corp.	3,712	206,610
Teleflex, Inc.	398	27,398
Thoratec Corp.*	573	19,826
Varian Medical Systems, Inc.*	1,080	65,146
Volcano Corp.*	522	14,913
West Pharmaceutical Services, Inc.	331	17,566

		2,070,505

Health Care Providers & Services (2.2%)
AMERIGROUP Corp.*	476	43,521
AmerisourceBergen Corp.	2,455	95,033
Brookdale Senior Living, Inc.*	1,195	27,748
Cardinal Health, Inc.	3,328	129,692
Centene Corp.*	502	18,780
Cigna Corp.	2,813	132,689
Coventry Health Care, Inc.	1,305	54,406
DaVita, Inc.*	923	95,632
Express Scripts Holding Co.*	7,911	495,782
HCA Holdings, Inc.	4,275	142,144
Health Management Associates, Inc., Class A*	2,501	20,983
Henry Schein, Inc.*	863	68,410
HMS Holdings Corp.*	842	28,148
Laboratory Corp. of America Holdings*	936	86,552
LifePoint Hospitals, Inc.*	477	20,406
Magellan Health Services, Inc.*	266	13,728
McKesson Corp.	2,302	198,041
MEDNAX, Inc.*	485	36,108
Owens & Minor, Inc.	619	18,496
Patterson Cos., Inc.	1,076	36,842
Quest Diagnostics, Inc.	1,548	98,190
VCA Antech, Inc.*	856	16,889
WellCare Health Plans, Inc.*	420	23,751

		1,901,971

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,671	20,770
athenahealth, Inc.*	351	32,211
Cerner Corp.*	1,670	129,275

		182,256

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	3,400	130,730
Bio-Rad Laboratories, Inc., Class A*.	275	29,348
Illumina, Inc.*	1,200	57,840
Life Technologies Corp.*	1,710	83,585
Mettler-Toledo International, Inc.*	302	51,564
Techne Corp.	359	25,826
Thermo Fisher Scientific, Inc.	3,566	209,788
Waters Corp.*	855	71,247

		659,928

Pharmaceuticals (3.5%)
Allergan, Inc.	3,000	274,740
Bristol-Myers Squibb Co.	16,383	552,926
Endo Health Solutions, Inc.*	1,140	36,161
Hospira, Inc.*	1,611	52,873
Johnson & Johnson	28,275	1,948,430
Medicis Pharmaceutical Corp., Class A	582	25,183
Perrigo Co.	912	105,947
Questcor Pharmaceuticals, Inc.*	580	10,730
Salix Pharmaceuticals Ltd.*	573	24,261
ViroPharma, Inc.*	670	20,247
Vivus, Inc.*	979	17,446

		3,068,944

Total Health Care		10,193,883

Industrials (8.0%)
Aerospace & Defense (0.2%)
B/E Aerospace, Inc.*	1,014	42,689
Exelis, Inc.	1,822	18,840
Hexcel Corp.*	973	23,372
Rockwell Collins, Inc.	1,387	74,399
Spirit AeroSystems Holdings, Inc., Class A*	1,402	31,138

		190,438

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	1,575	92,216
Expeditors International of Washington, Inc.	2,054	74,684
FedEx Corp.	3,063	259,191
United Parcel Service, Inc., Class B	8,006	572,989

		999,080

Airlines (0.2%)
Alaska Air Group, Inc.*	688	24,121
Delta Air Lines, Inc.*	8,297	76,001
JetBlue Airways Corp.*	2,779	13,311
Southwest Airlines Co.	7,250	63,582
U.S. Airways Group, Inc.*	1,584	16,569

		193,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Building Products (0.2%)
A.O. Smith Corp.	451	$25,950
Lennox International, Inc.	497	24,035
Masco Corp.	3,484	52,434
Owens Corning, Inc.*	1,156	38,680

		141,099

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	990	31,502
Covanta Holding Corp.	1,312	22,514
Iron Mountain, Inc.	1,675	57,134
Pitney Bowes, Inc.	1,958	27,059
R.R. Donnelley & Sons Co.	1,758	18,635

		156,844

Construction & Engineering (0.1%)
AECOM Technology Corp.*	1,103	23,340
EMCOR Group, Inc.	649	18,522
Quanta Services, Inc.*	2,079	51,351

		93,213

Electrical Equipment (1.1%)
Acuity Brands, Inc.	413	26,139
AMETEK, Inc.	2,366	83,875
Belden, Inc.	437	16,117
Brady Corp., Class A	512	14,991
Cooper Industries plc	1,559	117,018
Emerson Electric Co.	7,097	342,572
General Cable Corp.*	486	14,279
GrafTech International Ltd.*	1,319	11,858
Hubbell, Inc., Class B	578	46,668
Polypore International, Inc.*	454	16,049
Regal-Beloit Corp.	406	28,615
Rockwell Automation, Inc.	1,377	95,770
Roper Industries, Inc.	954	104,835

		918,786

Industrial Conglomerates (1.2%)
3M Co.	6,745	623,373
Carlisle Cos., Inc.	610	31,671
Danaher Corp.	6,785	374,193

		1,029,237

Machinery (2.5%)
Actuant Corp., Class A	711	20,349
AGCO Corp.*	949	45,059
CLARCOR, Inc.	489	21,824
Cummins, Inc.	1,858	171,326
Deere & Co.	3,821	315,194
Donaldson Co., Inc.	1,454	50,468
Dover Corp.	1,783	106,071
Eaton Corp.	3,294	155,674
Gardner Denver, Inc.	478	28,876
Graco, Inc.	590	29,665
Harsco Corp.	786	16,137
IDEX Corp.	813	33,959
Illinois Tool Works, Inc.	4,574	272,016
Lincoln Electric Holdings, Inc.	814	31,787
Middleby Corp.*	182	21,046
Nordson Corp.	625	36,637
PACCAR, Inc.	3,449	138,046
Pall Corp.	1,133	71,934
Parker Hannifin Corp.	1,458	121,860
Pentair, Inc.	968	43,086
Robbins & Myers, Inc.	415	24,734
Snap-on, Inc.	567	40,750
SPX Corp.	495	32,378
Stanley Black & Decker, Inc.	1,640	125,050
Terex Corp.*	1,078	24,341
Toro Co.	572	22,754
Valmont Industries, Inc.	259	34,059
WABCO Holdings, Inc.*	623	35,928
Woodward, Inc.	670	22,767
Xylem, Inc.	1,810	45,522

		2,139,297

Marine (0.0%)
Kirby Corp.*	544	30,072

Professional Services (0.3%)
Acacia Research Corp.*	485	13,294
Dun & Bradstreet Corp.	438	34,874
FTI Consulting, Inc.*	410	10,939
IHS, Inc., Class A*	642	62,499
Manpower, Inc.	773	28,446
Robert Half International, Inc.	1,383	36,829
Towers Watson & Co., Class A	698	37,029
Verisk Analytics, Inc., Class A*	1,620	77,128

		301,038

Road & Rail (0.4%)
Avis Budget Group, Inc.*	1,035	15,918
Con-way, Inc.	545	14,917
Dollar Thrifty Automotive Group, Inc.*	273	23,732
Genesee & Wyoming, Inc., Class A* .	418	27,948
Hertz Global Holdings, Inc.*	4,101	56,307
J.B. Hunt Transport Services, Inc.	1,147	59,690
Kansas City Southern	1,073	81,312
Landstar System, Inc.	455	21,512
Old Dominion Freight Line, Inc.*	840	25,334
Ryder System, Inc.	498	19,452

		346,122

Trading Companies & Distributors (0.5%)
Air Lease Corp.*	976	19,910
Fastenal Co.	2,890	124,241
MSC Industrial Direct Co., Inc., Class A	612	41,286
United Rentals, Inc.*	904	29,570
W.W. Grainger, Inc.	680	141,692
Watsco, Inc.	336	25,465
WESCO International, Inc.*	426	24,367

		406,531

Total Industrials		6,945,341

Information Technology (31.9%)
Communications Equipment (3.0%)
Acme Packet, Inc.*	671	11,474
ADTRAN, Inc.	617	10,662
Arris Group, Inc.*	1,105	14,133
Aruba Networks, Inc.*	1,094	24,599
Ciena Corp.*	978	13,301
Cisco Systems, Inc.	51,620	985,426
F5 Networks, Inc.*	770	80,619
Harris Corp.	1,105	56,598
InterDigital, Inc.	416	15,508
JDS Uniphase Corp.*	2,262	28,015
Juniper Networks, Inc.*	5,138	87,911
Motorola Solutions, Inc.	2,793	141,186
Plantronics, Inc.	412	14,556
Polycom, Inc.*	1,726	17,036
QUALCOMM, Inc.	16,621	1,038,646
Riverbed Technology, Inc.*	1,505	35,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Tellabs, Inc.	3,584	$12,687
ViaSat, Inc.*	424	15,849

		2,603,227

Computers & Peripherals (9.2%)
Apple, Inc.	9,690	6,465,749
Dell, Inc.	16,925	166,881
Diebold, Inc.	616	20,765
EMC Corp.*	20,479	558,462
Hewlett-Packard Co.	19,185	327,296
Lexmark International, Inc., Class A	686	15,264
NCR Corp.*	1,552	36,177
NetApp, Inc.*	3,545	116,560
QLogic Corp.*	920	10,506
SanDisk Corp.*	2,356	102,321
Seagate Technology plc	3,876	120,156
Western Digital Corp.	2,412	93,417

		8,033,554

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	1,570	92,442
Anixter International, Inc.	324	18,617
Arrow Electronics, Inc.*	1,061	35,766
Avnet, Inc.*	1,379	40,115
Corning, Inc.	14,529	191,056
Dolby Laboratories, Inc., Class A*	1,021	33,438
FEI Co.	371	19,848
FLIR Systems, Inc.	1,474	29,443
Ingram Micro, Inc., Class A*	1,464	22,297
Itron, Inc.*	385	16,613
Jabil Circuit, Inc.	2,004	37,515
Molex, Inc.	1,723	45,280
National Instruments Corp.	1,192	30,003
TE Connectivity Ltd.	4,174	141,958
Tech Data Corp.*	406	18,392
Trimble Navigation Ltd.*	1,227	58,479
Vishay Intertechnology, Inc.*	1,398	13,742

		845,004

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	1,730	66,190
AOL, Inc.*	938	33,046
CoStar Group, Inc.*	274	22,342
eBay, Inc.*	12,580	608,998
Equinix, Inc.*	470	96,843
Google, Inc., Class A*	2,797	2,110,337
LinkedIn Corp., Class A*	1,038	124,975
Rackspace Hosting, Inc.*	1,322	87,371
Yahoo!, Inc.*	11,559	184,655

		3,334,757

IT Services (6.5%)
Accenture plc, Class A	6,194	433,766
Alliance Data Systems Corp.*	487	69,130
Amdocs Ltd.	1,657	54,664
Automatic Data Processing, Inc.	4,727	277,286
Broadridge Financial Solutions, Inc.	1,219	28,439
Cognizant Technology Solutions Corp., Class A*	2,912	203,607
Computer Sciences Corp.	1,515	48,798
Convergys Corp.	1,097	17,190
CoreLogic, Inc.*	1,027	27,246
DST Systems, Inc.	440	24,886
Fidelity National Information Services, Inc.	2,874	89,726
Fiserv, Inc.*	1,323	97,942
Gartner, Inc.*	911	41,988
Genpact Ltd.	2,177	36,312
Global Payments, Inc.	769	32,167
International Business Machines Corp.	11,151	2,313,275
Jack Henry & Associates, Inc.	840	31,836
Lender Processing Services, Inc.	826	23,037
Mastercard, Inc., Class A	1,218	549,903
NeuStar, Inc., Class A*	648	25,940
Paychex, Inc.	3,539	117,813
Teradata Corp.*	1,645	124,050
Total System Services, Inc.	1,835	43,490
VeriFone Systems, Inc.*	1,051	29,270
Visa, Inc., Class A	5,711	766,873
Western Union Co.	5,878	107,097
Wright Express Corp.*	377	26,285

		5,642,016

Office Electronics (0.1%)
Xerox Corp.	12,755	93,622
Zebra Technologies Corp., Class A*	503	18,882

		112,504

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	6,904	23,267
Altera Corp.	3,121	106,067
Analog Devices, Inc.	2,916	114,278
Applied Materials, Inc.	12,086	134,940
Atmel Corp.*	4,301	22,623
Cavium, Inc.*	486	16,198
Cirrus Logic, Inc.*	630	24,186
Cymer, Inc.*	302	15,420
Cypress Semiconductor Corp.*	1,524	16,337
Fairchild Semiconductor International, Inc.*	1,236	16,216
Hittite Microwave Corp.*	307	17,029
Intel Corp.	52,588	1,192,696
Intersil Corp., Class A	1,244	10,885
KLA-Tencor Corp.	1,624	77,473
Lam Research Corp.*	1,778	56,514
Linear Technology Corp.	2,246	71,535
LSI Corp.*	5,441	37,597
Marvell Technology Group Ltd.	5,497	50,298
Microchip Technology, Inc.	1,890	61,879
Micron Technology, Inc.*	9,944	59,515
NVIDIA Corp.*	6,049	80,694
ON Semiconductor Corp.*	4,445	27,426
PMC-Sierra, Inc.*	2,263	12,763
Semtech Corp.*	643	16,171
Silicon Laboratories, Inc.*	407	14,961
Skyworks Solutions, Inc.*	1,862	43,878
Teradyne, Inc.*	1,830	26,023
Texas Instruments, Inc.	11,106	305,970
Xilinx, Inc.	2,558	85,463

		2,738,302

Software (5.2%)
ACI Worldwide, Inc.*	382	16,143
Adobe Systems, Inc.*	4,802	155,873
ANSYS, Inc.*	901	66,133
Ariba, Inc.*	958	42,918
Aspen Technology, Inc.*	913	23,601
Autodesk, Inc.*	2,214	73,881
BMC Software, Inc.*	1,555	64,517
CA, Inc.	4,576	117,901
Cadence Design Systems, Inc.*	2,682	34,504
Citrix Systems, Inc.*	1,824	139,664
CommVault Systems, Inc.*	438	25,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Compuware Corp.*	2,105	$20,861
Concur Technologies, Inc.*	536	39,519
Electronic Arts, Inc.*	3,106	39,415
FactSet Research Systems, Inc.	434	41,846
Fortinet, Inc.*	1,543	37,248
Informatica Corp.*	1,058	36,829
Intuit, Inc.	2,866	168,750
MICROS Systems, Inc.*	782	38,412
Microsoft Corp.	81,779	2,435,379
Nuance Communications, Inc.*	3,002	74,720
Parametric Technology Corp.*	1,158	25,244
Progress Software Corp.*	618	13,219
QLIK Technologies, Inc.*	834	18,690
Quest Software, Inc.*	827	23,156
Red Hat, Inc.*	1,883	107,218
Rovi Corp.*	1,064	15,439
Salesforce.com, Inc.*	1,356	207,048
SolarWinds, Inc.*	724	40,356
Solera Holdings, Inc.	682	29,919
Symantec Corp.*	6,859	123,462
Synopsys, Inc.*	1,455	48,044
TIBCO Software, Inc.*	1,571	47,491
Ultimate Software Group, Inc.*	260	26,546
VMware, Inc., Class A*	1,274	123,247

		4,542,904

Total Information Technology		27,852,268

Materials (1.5%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	2,065	170,775
Airgas, Inc.	751	61,807
Cabot Corp.	617	22,564
Ecolab, Inc.	2,854	184,968
H.B. Fuller Co.	487	14,941
International Flavors & Fragrances, Inc.	794	47,307
Praxair, Inc.	2,909	302,187
Sensient Technologies Corp.	487	17,902
Sigma-Aldrich Corp.	1,178	84,781

		907,232

Construction Materials (0.0%)
Eagle Materials, Inc.	443	20,493

Containers & Packaging (0.3%)
AptarGroup, Inc.	649	33,560
Ball Corp.	1,509	63,846
Bemis Co., Inc.	1,007	31,690
Owens-Illinois, Inc.*	1,610	30,204
Sealed Air Corp.	1,894	29,281
Sonoco Products Co.	982	30,432

		219,013

Metals & Mining (0.1%)
Compass Minerals International, Inc.	322	24,018
Reliance Steel & Aluminum Co.	735	38,477

		62,495

Paper & Forest Products (0.1%)
Domtar Corp.	350	27,402
MeadWestvaco Corp.	1,694	51,836

		79,238

Total Materials		1,288,471

Telecommunication Services (3.4%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	58,945	2,222,226
CenturyLink, Inc.	6,075	245,430
Frontier Communications Corp.	9,743	47,741
Level 3 Communications, Inc.*	2,111	48,490
tw telecom, Inc.*	1,474	38,427
Windstream Corp.	5,737	58,001

		2,660,315

Wireless Telecommunication Services (0.4%)
Crown Castle International Corp.*	2,859	183,262
MetroPCS Communications, Inc.*	3,546	41,524
NII Holdings, Inc.*	1,668	13,094
SBA Communications Corp., Class A*	1,186	74,599
Telephone & Data Systems, Inc.	1,059	27,121

		339,600

Total Telecommunication Services		2,999,915

Utilities (1.1%)
Electric Utilities (0.2%)
Cleco Corp.	592	24,852
Hawaiian Electric Industries, Inc.	947	24,916
IDACORP, Inc.	489	21,159
ITC Holdings Corp.	502	37,941
OGE Energy Corp.	963	53,408
Portland General Electric Co.	737	19,928

		182,204

Gas Utilities (0.4%)
AGL Resources, Inc.	1,146	46,883
Atmos Energy Corp.	879	31,459
New Jersey Resources Corp.	405	18,517
ONEOK, Inc.	2,000	96,620
Piedmont Natural Gas Co., Inc.	703	22,833
Questar Corp.	1,714	34,846
South Jersey Industries, Inc.	300	15,879
Southwest Gas Corp.	450	19,890
WGL Holdings, Inc.	502	20,206

		307,133

Multi-Utilities (0.5%)
Avista Corp.	573	14,749
CMS Energy Corp.	2,586	60,900
Consolidated Edison, Inc.	2,858	171,165
Integrys Energy Group, Inc.	759	39,620
MDU Resources Group, Inc.	1,842	40,598
NiSource, Inc.	2,779	70,809

		397,841

Water Utilities (0.0%)
Aqua America, Inc.	1,363	33,748

Total Utilities		920,926

Total Common Stocks (99.9%) (Cost $75,182,443)		87,123,587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Liberty Ventures, expiring 10/10/12* (Cost $—)	97	$1,313

Total Investments (99.9%) (Cost $75,182,443)		87,124,900
Other Assets Less Liabilities (0.1%)		87,845

Net Assets (100%)		$87,212,745

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$11,580,363	$—	$—	$11,580,363
Consumer Staples	9,107,814	—	—	9,107,814
Energy	1,872,349	—	—	1,872,349
Financials	14,362,257	—	—	14,362,257
Health Care	10,193,883	—	—	10,193,883
Industrials	6,945,341	—	—	6,945,341
Information Technology	27,829,112	—	23,156	27,852,268
Materials	1,288,471	—	—	1,288,471
Telecommunication Services	2,999,915	—	—	2,999,915
Utilities	920,926	—	—	920,926
Rights
Consumer Discretionary	1,313	—	—	1,313

Total Assets	$87,101,744	$—	$23,156	$87,124,900

Total Liabilities	$—	$—	$—	$—

Total	$87,101,744	$—	$23,156	$87,124,900

(a)	A Security with a market value of $10,662 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks – Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in Earnings	17
Purchases	23,139
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/12	$23,156

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$17

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,489,455
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,166,284

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,877,255
Aggregate gross unrealized depreciation	(3,029,238)

Net unrealized appreciation	$11,848,017

Federal income tax cost of investments	$75,276,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Hotels, Restaurants & Leisure (2.7%)
Carnival Corp.	539,400	$19,655,736
Darden Restaurants, Inc.	130,500	7,275,375
Starbucks Corp.	125,900	6,389,425

		33,320,536

Household Durables (1.6%)
NVR, Inc.*	7,100	5,995,950
Whirlpool Corp.	166,200	13,779,642

		19,775,592

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	39,900	10,147,368

Media (7.3%)
CBS Corp., Class B	93,000	3,378,690
Comcast Corp., Class A	558,300	19,970,391
DreamWorks Animation SKG, Inc., Class A*	360,700	6,936,261
Gannett Co., Inc.	824,300	14,631,325
Scripps Networks Interactive, Inc., Class A	236,300	14,468,649
Sirius XM Radio, Inc.*	4,977,400	12,941,240
Time Warner Cable, Inc.	105,730	10,050,694
Viacom, Inc., Class B	128,300	6,875,597

		89,252,847

Specialty Retail (2.3%)
Home Depot, Inc.	241,300	14,567,281
Signet Jewelers Ltd.	161,700	7,884,492
Tiffany & Co.	82,100	5,080,348

		27,532,121

Textiles, Apparel & Luxury Goods (2.5%)
Coach, Inc.	144,400	8,089,288
Lululemon Athletica, Inc.*	95,100	7,031,694
NIKE, Inc., Class B	164,300	15,593,713

		30,714,695

Total Consumer Discretionary		210,743,159

Consumer Staples (1.2%)
Tobacco (1.2%)
Philip Morris International, Inc.	157,372	14,154,037

Total Consumer Staples		14,154,037

Energy (16.3%)
Energy Equipment & Services (5.8%)
Dril-Quip, Inc.*	260,200	18,703,176
Ensco plc, Class A	223,600	12,199,616
Halliburton Co.	610,300	20,561,007
Schlumberger Ltd.	226,300	16,368,279
Weatherford International Ltd.*	256,200	3,248,616

		71,080,694

Oil, Gas & Consumable Fuels (10.5%)
Cenovus Energy, Inc.	536,700	18,703,995
Chevron Corp.	379,212	44,200,951
Cobalt International Energy, Inc.*	281,100	6,260,097
Encana Corp.	486,700	10,668,464
Noble Energy, Inc.	200,300	18,569,813
Royal Dutch Shell plc (ADR), Class A	434,800	30,179,468

		128,582,788

Total Energy		199,663,482

Financials (15.2%)
Capital Markets (2.0%)
BlackRock, Inc.	46,100	8,219,630
Goldman Sachs Group, Inc.	146,200	16,620,016

		24,839,646

Commercial Banks (1.7%)
BB&T Corp.	408,500	13,545,860
Wells Fargo & Co.	188,800	6,519,264

		20,065,124

Diversified Financial Services (1.6%)
CME Group, Inc.	110,770	6,347,121
JPMorgan Chase & Co.	174,536	7,065,217
NYSE Euronext	254,100	6,263,565

		19,675,903

Insurance (3.9%)
ACE Ltd.	96,700	7,310,520
Aflac, Inc.	158,500	7,588,980
Allstate Corp.	327,200	12,960,392
Aon plc	269,100	14,071,239
Progressive Corp.	294,500	6,107,930

		48,039,061

Real Estate Investment Trusts (REITs) (6.0%)
American Tower Corp. (REIT)	821,200	58,625,468
Ventas, Inc. (REIT)	234,800	14,616,300

		73,241,768

Total Financials		185,861,502

Health Care (14.7%)
Biotechnology (5.7%)
Gilead Sciences, Inc.*	810,500	53,760,465
Seattle Genetics, Inc.*	606,000	16,331,700

		70,092,165

Health Care Providers & Services (2.7%)
AMERIGROUP Corp.*	122,400	11,191,032
Centene Corp.*	155,700	5,824,737
Express Scripts Holding Co.*	163,600	10,252,812
Molina Healthcare, Inc.*	251,300	6,320,195

		33,588,776

Health Care Technology (1.6%)
Cerner Corp.*	252,000	19,507,320

Pharmaceuticals (4.7%)
Allergan, Inc.	256,112	23,454,737
Bristol-Myers Squibb Co.	553,300	18,673,875
Shire plc (ADR)	167,900	14,892,730

		57,021,342

Total Health Care		180,209,603

Industrials (8.9%)
Commercial Services & Supplies (1.5%)
Iron Mountain, Inc.	345,700	11,791,827
Republic Services, Inc.	216,700	5,961,417

		17,753,244

Electrical Equipment (1.0%)
Polypore International, Inc.*	353,300	12,489,155

Industrial Conglomerates (1.2%)
Danaher Corp.	271,800	14,989,770

Machinery (3.4%)
Caterpillar, Inc.	162,100	13,947,084
Eaton Corp.	394,800	18,658,248
Stanley Black & Decker, Inc.	122,700	9,355,875

		41,961,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.7%)
Nielsen Holdings N.V.*	278,500	$8,349,430

Road & Rail (1.1%)
Norfolk Southern Corp.	204,900	13,037,787

Total Industrials		108,580,593

Information Technology (16.6%)
Communications Equipment (1.3%)
Juniper Networks, Inc.*	339,800	5,813,978
QUALCOMM, Inc.	153,100	9,567,219

		15,381,197

Computers & Peripherals (6.4%)
Apple, Inc.	90,200	60,186,852
Hewlett-Packard Co.	649,900	11,087,294
Western Digital Corp.	176,600	6,839,718

		78,113,864

Electronic Equipment, Instruments & Components (0.7%)
Jabil Circuit, Inc.	492,300	9,215,856

Internet Software & Services (1.1%)
Google, Inc., Class A*	17,580	13,264,110

IT Services (3.1%)
Accenture plc, Class A	163,800	11,470,914
Jack Henry & Associates, Inc.	190,300	7,212,370
Vantiv, Inc., Class A*	292,000	6,292,600
Visa, Inc., Class A	95,100	12,770,028

		37,745,912

Semiconductors & Semiconductor Equipment (2.1%)
Broadcom Corp., Class A*	376,800	13,029,744
Freescale Semiconductor Ltd.*	504,900	4,801,599
ON Semiconductor Corp.*	1,242,900	7,668,693

		25,500,036

Software (1.9%)
Oracle Corp.	753,300	23,721,417

Total Information Technology		202,942,392

Materials (4.8%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	112,700	9,320,290
LyondellBasell Industries N.V., Class A	173,800	8,978,508
Monsanto Co.	121,200	11,031,624

		29,330,422

Metals & Mining (2.4%)
Allegheny Technologies, Inc.	269,200	8,587,480
Barrick Gold Corp.	165,300	6,902,928
Cliffs Natural Resources, Inc.	110,400	4,319,952
Freeport-McMoRan Copper & Gold, Inc.	81,000	3,205,980
Nucor Corp.	150,200	5,746,652

		28,762,992

Total Materials		58,093,414

Utilities (0.5%)
Multi-Utilities (0.5%)
PG&E Corp.	132,900	5,670,843

Total Utilities		5,670,843

Total Investments (95.4%) (Cost $854,087,114)		1,165,919,025
Other Assets Less Liabilities (4.6%)		56,218,054

Net Assets (100%)		$1,222,137,079

* Non-income producing.
Glossary:
ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

	Level 1 Quoted prices in active markets for identical	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$210,743,159	$—	$—	$210,743,159
Consumer Staples	14,154,037	—	—	14,154,037
Energy	199,663,482	—	—	199,663,482
Financials	185,861,502	—	—	185,861,502
Health Care	180,209,603	—	—	180,209,603
Industrials	108,580,593	—	—	108,580,593
Information Technology	202,942,392	—	—	202,942,392
Materials	58,093,414	—	—	58,093,414
Utilities	5,670,843	—	—	5,670,843

Total Assets	$1,165,919,025	$—	$—	$1,165,919,025

Total Liabilities	$—	$—	$—	$—

Total	$1,165,919,025	$—	$—	$1,165,919,025

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$273,872,544
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$395,870,923

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347,395,060
Aggregate gross unrealized depreciation	(35,403,549)

Net unrealized appreciation	$311,991,511

Federal income tax cost of investments	$853,927,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (0.4%)
Allison Transmission Holdings, Inc.	15,000	$301,800
BorgWarner, Inc.*	37,130	2,566,054
Cooper Tire & Rubber Co.	19,100	366,338
Dana Holding Corp.	52,900	650,670
Delphi Automotive plc*	102,300	3,171,300
Federal-Mogul Corp.*	20,800	190,320
Gentex Corp.	47,200	802,872
Goodyear Tire & Rubber Co.*	99,100	1,208,029
Johnson Controls, Inc.	215,630	5,908,262
Lear Corp.	35,400	1,337,766
Modine Manufacturing Co.*	830	6,126
Stoneridge, Inc.*	800	3,976
Tenneco, Inc.*	22,600	632,800
TRW Automotive Holdings Corp.*	34,500	1,507,995
Visteon Corp.*	17,300	769,158

		19,423,466

Automobiles (0.4%)
Ford Motor Co.	1,157,936	11,417,249
General Motors Co.*	243,100	5,530,525
Harley-Davidson, Inc.	78,150	3,311,216
Tesla Motors, Inc.*	18,900	553,392
Thor Industries, Inc.	14,600	530,272
Winnebago Industries, Inc.*	1,470	18,566

		21,361,220

Distributors (0.1%)
Core-Mark Holding Co., Inc.	40	1,924
Genuine Parts Co.	52,000	3,173,560
LKQ Corp.*	108,000	1,998,000
Pool Corp.	15,900	661,122

		5,834,606

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	8,600	313,298
Apollo Group, Inc., Class A*	40,930	1,189,016
Ascent Capital Group, Inc., Class A*	250	13,503
Capella Education Co.*	6,300	220,878
Career Education Corp.*	23,900	90,103
Coinstar, Inc.*	10,400	467,792
DeVry, Inc.	25,800	587,208
H&R Block, Inc.	84,350	1,461,786
ITT Educational Services, Inc.*	9,800	315,854
Service Corp. International	67,000	901,820
Sotheby’s, Inc.	25,300	796,950
Steiner Leisure Ltd.*	150	6,982
Strayer Education, Inc.	2,300	148,005
Weight Watchers International, Inc.	8,200	432,960

		6,946,155

Hotels, Restaurants & Leisure (2.0%)
Bally Technologies, Inc.*	14,300	706,277
Biglari Holdings, Inc.*	27	9,857
BJ’s Restaurants, Inc.*	7,950	360,532
Bob Evans Farms, Inc.	9,500	371,735
Brinker International, Inc.	29,190	1,030,407
Buffalo Wild Wings, Inc.*	6,100	523,014
Caesars Entertainment Corp.*	30,900	210,120
Carnival Corp.	129,460	4,717,522
Cheesecake Factory, Inc.	22,800	815,100
Chipotle Mexican Grill, Inc.*	9,800	3,111,892
Choice Hotels International, Inc.	9,100	291,109
Cracker Barrel Old Country Store, Inc.	5,900	395,949
Darden Restaurants, Inc.	41,150	2,294,112
Denny’s Corp.*	2,590	12,561
Domino’s Pizza, Inc.	20,900	787,930
Dunkin’ Brands Group, Inc.	25,300	738,634
Gaylord Entertainment Co. (REIT)*	9,500	375,535
Hyatt Hotels Corp., Class A*	16,500	662,475
International Game Technology	81,360	1,065,002
Isle of Capri Casinos, Inc.*	420	2,919
Jack in the Box, Inc.*	9,900	278,289
Krispy Kreme Doughnuts, Inc.*	1,140	9,040
Las Vegas Sands Corp.	125,400	5,814,798
Life Time Fitness, Inc.*	14,000	640,360
Marriott International, Inc., Class A	85,125	3,328,388
Marriott Vacations Worldwide Corp.*	8,512	306,602
McDonald’s Corp.	312,240	28,648,020
MGM Resorts International*	123,900	1,331,925
Panera Bread Co., Class A*	9,500	1,623,455
Penn National Gaming, Inc.*	25,700	1,107,670
Royal Caribbean Cruises Ltd.	47,950	1,448,569
Ruby Tuesday, Inc.*	1,320	9,570
Scientific Games Corp., Class A*	25,900	214,193
Six Flags Entertainment Corp.	12,342	725,710
Starbucks Corp.	236,750	12,015,063
Starwood Hotels & Resorts Worldwide, Inc.	64,000	3,709,440
Texas Roadhouse, Inc.	20,700	353,970
Vail Resorts, Inc.	16,600	956,990
Wyndham Worldwide Corp.	49,870	2,617,178
Wynn Resorts Ltd.	24,800	2,862,912
Yum! Brands, Inc.	143,540	9,522,444

		96,007,268

Household Durables (0.4%)
CSS Industries, Inc.	240	4,932
D.R. Horton, Inc.	88,100	1,818,384
Garmin Ltd.	35,500	1,481,770
Harman International Industries, Inc.	26,390	1,218,163
Jarden Corp.	29,900	1,579,916
Leggett & Platt, Inc.	56,000	1,402,800
Lennar Corp., Class A	49,300	1,714,161
M.D.C. Holdings, Inc.	12,800	492,928
Mohawk Industries, Inc.*	21,200	1,696,424
Newell Rubbermaid, Inc.	96,300	1,838,367
NVR, Inc.*	1,600	1,351,200
PulteGroup, Inc.*	104,800	1,624,400
Ryland Group, Inc.	13,600	408,000
Tempur-Pedic International, Inc.*	21,900	654,591
Toll Brothers, Inc.*	44,200	1,468,766
Tupperware Brands Corp.	20,600	1,103,954
Whirlpool Corp.	23,520	1,950,043

		21,808,799

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	110,780	28,173,570
Expedia, Inc.	27,205	1,573,537
Groupon, Inc.*	18,100	86,156
HomeAway, Inc.*	4,400	103,180
HSN, Inc.	13,200	647,460
Liberty Interactive Corp.*	174,030	3,219,555
Liberty Ventures*	8,701	431,918
Netflix, Inc.*	17,800	969,032
Orbitz Worldwide, Inc.*	470	1,198
Overstock.com, Inc.*	600	6,216
priceline.com, Inc.*	15,380	9,516,067
Shutterfly, Inc.*	9,870	307,154
TripAdvisor, Inc.*	25,505	839,880

		45,874,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Leisure Equipment & Products (0.2%)
Brunswick Corp.	33,500	$758,105
Hasbro, Inc.	43,700	1,668,029
Mattel, Inc.	104,600	3,711,208
Polaris Industries, Inc.	23,600	1,908,532
Steinway Musical Instruments, Inc.*	140	3,410

		8,049,284

Media (3.6%)
AMC Networks, Inc., Class A*	21,212	923,146
Arbitron, Inc.	8,900	337,310
Cablevision Systems Corp. - New York Group, Class A	84,850	1,344,873
CBS Corp., Class B	201,920	7,335,754
Charter Communications, Inc., Class A*	19,600	1,471,372
Cinemark Holdings, Inc.	31,500	706,545
Clear Channel Outdoor Holdings, Inc., Class A*	31,000	185,380
Comcast Corp., Class A	825,124	29,514,685
DIRECTV*	204,146	10,709,499
Discovery Communications, Inc., Class A*	78,100	4,657,103
DISH Network Corp., Class A	63,360	1,939,450
Gannett Co., Inc.	90,000	1,597,500
Global Sources Ltd.*	523	3,431
Harte-Hanks, Inc.	1,100	7,623
Interpublic Group of Cos., Inc.	149,400	1,661,328
John Wiley & Sons, Inc., Class A	17,000	781,150
Lamar Advertising Co., Class A*	21,400	793,084
Liberty Global, Inc., Class A*	81,700	4,963,275
Liberty Media Corp. - Liberty Capital*	36,697	3,822,726
Lions Gate Entertainment Corp.*	16,200	247,374
Madison Square Garden Co., Class A*	25,087	1,010,253
McGraw-Hill Cos., Inc.	88,730	4,843,771
Meredith Corp.	11,000	385,000
Morningstar, Inc.	8,300	519,912
New York Times Co., Class A*	51,200	499,712
News Corp., Class A	652,694	16,010,584
Omnicom Group, Inc.	83,100	4,284,636
Scripps Networks Interactive, Inc., Class A	27,800	1,702,194
Sirius XM Radio, Inc.*	1,274,700	3,314,220
Thomson Reuters Corp.	114,100	3,292,926
Time Warner Cable, Inc.	97,402	9,259,034
Time Warner, Inc.	299,126	13,559,382
Viacom, Inc., Class B	164,460	8,813,411
Virgin Media, Inc.	97,200	2,861,568
Walt Disney Co.	544,768	28,480,471
Washington Post Co., Class B	2,300	834,969

		172,674,651

Multiline Retail (0.8%)
Big Lots, Inc.*	21,700	641,886
Dillard’s, Inc., Class A	10,300	744,896
Dollar General Corp.*	57,600	2,968,704
Dollar Tree, Inc.*	73,050	3,526,489
Family Dollar Stores, Inc.	30,150	1,998,945
J.C. Penney Co., Inc.	56,050	1,361,455
Kohl’s Corp.	81,010	4,149,332
Macy’s, Inc.	129,200	4,860,504
Nordstrom, Inc.	53,890	2,973,650
Saks, Inc.*	5,000	51,550
Sears Holdings Corp.*	13,100	726,919
Target Corp.	206,060	13,078,628

		37,082,958

Specialty Retail (2.5%)
Aaron’s, Inc.	27,400	761,994
Abercrombie & Fitch Co., Class A	29,600	1,004,032
Advance Auto Parts, Inc.	25,850	1,769,174
Aeropostale, Inc.*	26,600	359,898
American Eagle Outfitters, Inc.	60,700	1,279,556
ANN, Inc.*	17,200	648,956
Ascena Retail Group, Inc.*	44,800	960,960
AutoNation, Inc.*	10,800	471,636
AutoZone, Inc.*	11,890	4,395,376
Bed Bath & Beyond, Inc.*	72,450	4,564,350
Best Buy Co., Inc.	83,910	1,442,413
Buckle, Inc.	8,500	386,155
Cabela’s, Inc.*	15,800	863,944
CarMax, Inc.*	81,950	2,319,185
Chico’s FAS, Inc.	67,550	1,223,330
Children’s Place Retail Stores, Inc.*	7,700	462,000
Collective Brands, Inc.*	19,400	421,174
Dick’s Sporting Goods, Inc.	31,100	1,612,535
DSW, Inc., Class A	7,600	507,072
Express, Inc.*	27,800	411,996
Foot Locker, Inc.	51,200	1,817,600
GameStop Corp., Class A	46,700	980,700
Gap, Inc.	94,390	3,377,274
Genesco, Inc.*	7,800	520,494
GNC Holdings, Inc., Class A	23,100	900,207
Group 1 Automotive, Inc.	7,200	433,656
Guess?, Inc.	29,000	737,180
hhgregg, Inc.*	60	414
Hibbett Sports, Inc.*	9,000	535,050
Home Depot, Inc.	468,960	28,311,115
Jos. A. Bank Clothiers, Inc.*	8,500	412,080
Limited Brands, Inc.	79,590	3,920,603
Lowe’s Cos., Inc.	377,440	11,413,786
Lumber Liquidators Holdings, Inc.*	8,500	430,780
Men’s Wearhouse, Inc.	19,100	657,613
Monro Muffler Brake, Inc.	10,000	351,900
New York & Co., Inc.*	1,660	6,225
Office Depot, Inc.*	8,200	20,992
OfficeMax, Inc.	4,100	32,021
Orchard Supply Hardware Stores Corp., Class A*	591	8,558
O’Reilly Automotive, Inc.*	36,250	3,031,225
Penske Automotive Group, Inc.	12,900	388,161
PetSmart, Inc.	38,400	2,648,832
Pier 1 Imports, Inc.	32,300	605,302
RadioShack Corp.	35,500	84,490
Rent-A-Center, Inc.	21,010	737,031
Ross Stores, Inc.	70,560	4,558,176
Sally Beauty Holdings, Inc.*	48,300	1,211,847
Select Comfort Corp.*	18,300	577,365
Signet Jewelers Ltd.	32,380	1,578,849
Staples, Inc.	212,750	2,450,880
Systemax, Inc.*	1,000	11,810
Tiffany & Co.	40,200	2,487,576
TJX Cos., Inc.	230,900	10,342,011
Tractor Supply Co.	23,900	2,363,471
Ulta Salon Cosmetics & Fragrance, Inc.	19,600	1,887,578
Urban Outfitters, Inc.*	35,150	1,320,234
Vitamin Shoppe, Inc.*	7,800	454,896
Wet Seal, Inc., Class A*	3,010	9,482
Williams-Sonoma, Inc.	35,800	1,574,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Zumiez, Inc.*	1,860	$51,578

		119,108,904

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*	15,680	844,211
Coach, Inc.	92,020	5,154,960
Columbia Sportswear Co.	7,000	378,000
Crocs, Inc.*	31,190	505,590
Deckers Outdoor Corp.*	12,800	468,992
Fifth & Pacific Cos., Inc.*	29,900	382,122
Fossil, Inc.*	19,100	1,617,770
Hanesbrands, Inc.*	30,100	959,588
Iconix Brand Group, Inc.*	17,700	322,848
K-Swiss, Inc., Class A*	350	1,200
Maidenform Brands, Inc.*	310	6,349
Michael Kors Holdings Ltd.*	26,400	1,403,952
Movado Group, Inc.	280	9,442
NIKE, Inc., Class B	112,980	10,722,932
Perry Ellis International, Inc.*	700	15,435
PVH Corp.	21,940	2,056,217
Ralph Lauren Corp.	21,170	3,201,539
Steven Madden Ltd.*	12,735	556,774
Under Armour, Inc., Class A*	25,800	1,440,414
Unifi, Inc.*	736	9,436
VF Corp.	28,800	4,589,568
Warnaco Group, Inc.*	14,500	752,550
Wolverine World Wide, Inc.	21,100	936,207

		36,336,096

Total Consumer Discretionary		590,508,330

Consumer Staples (9.4%)
Beverages (2.0%)
Beam, Inc.	49,350	2,839,599
Brown-Forman Corp., Class B	48,300	3,151,575
Coca-Cola Co.	1,193,640	45,274,765
Coca-Cola Enterprises, Inc.	92,400	2,889,348
Constellation Brands, Inc., Class A*	48,800	1,578,680
Dr. Pepper Snapple Group, Inc.	69,410	3,090,827
Molson Coors Brewing Co., Class B	39,750	1,790,738
Monster Beverage Corp.*	44,100	2,388,456
PepsiCo, Inc.	476,590	33,728,274

		96,732,262

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	13,000	742,820
Costco Wholesale Corp.	133,050	13,321,631
CVS Caremark Corp.	390,610	18,913,336
Fresh Market, Inc.*	9,000	539,820
Harris Teeter Supermarkets, Inc.	16,800	652,512
Kroger Co.	185,210	4,359,843
Pricesmart, Inc.	5,600	424,032
Safeway, Inc.	84,840	1,365,076
Sysco Corp.	179,250	5,605,148
United Natural Foods, Inc.*	20,200	1,180,690
Walgreen Co.	271,580	9,896,375
Wal-Mart Stores, Inc.	515,120	38,015,856
Whole Foods Market, Inc.	57,200	5,571,280

		100,588,419

Food Products (1.7%)
Archer-Daniels-Midland Co.	212,060	5,763,791
B&G Foods, Inc.	15,100	457,681
Bunge Ltd.	45,980	3,082,959
Campbell Soup Co.	58,700	2,043,934
ConAgra Foods, Inc.	126,450	3,488,755
Darling International, Inc.*	37,400	684,046
Dean Foods Co.*	65,000	1,062,750
Flowers Foods, Inc.	43,200	871,776
General Mills, Inc.	197,900	7,886,315
Green Mountain Coffee Roasters, Inc.*	41,766	991,942
H.J. Heinz Co.	101,500	5,678,925
Hain Celestial Group, Inc.*	11,800	743,400
Hershey Co.	50,250	3,562,223
Hillshire Brands Co.	36,900	988,182
Hormel Foods Corp.	52,200	1,526,328
Ingredion, Inc.	23,600	1,301,776
J.M. Smucker Co.	34,127	2,946,184
Kellogg Co.	73,500	3,797,010
Kraft Foods, Inc., Class A	543,110	22,457,599
Lancaster Colony Corp.	5,900	432,175
McCormick & Co., Inc. (Non-Voting)	41,750	2,590,170
Mead Johnson Nutrition Co.	67,100	4,917,088
Ralcorp Holdings, Inc.*	20,800	1,518,400
Smithfield Foods, Inc.*	52,000	1,021,800
TreeHouse Foods, Inc.*	15,900	834,750
Tyson Foods, Inc., Class A	95,200	1,525,104

		82,175,063

Household Products (1.9%)
Church & Dwight Co., Inc.	47,500	2,564,525
Clorox Co.	44,150	3,181,007
Colgate-Palmolive Co.	148,710	15,944,686
Energizer Holdings, Inc.	20,850	1,555,619
Kimberly-Clark Corp.	120,000	10,293,600
Procter & Gamble Co.	835,080	57,921,149

		91,460,586

Personal Products (0.2%)
Avon Products, Inc.	143,950	2,296,002
Estee Lauder Cos., Inc., Class A	74,500	4,586,965
Herbalife Ltd.	38,900	1,843,860
Nu Skin Enterprises, Inc., Class A	17,100	663,993

		9,390,820

Tobacco (1.6%)
Altria Group, Inc.	622,890	20,798,297
Lorillard, Inc.	40,650	4,733,693
Philip Morris International, Inc.	519,830	46,753,510
Reynolds American, Inc.	104,900	4,546,366

		76,831,866

Total Consumer Staples		457,179,016

Energy (10.1%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	25,000	1,136,250
Baker Hughes, Inc.	136,784	6,186,740
Bristow Group, Inc.	13,300	672,315
Cameron International Corp.*	81,050	4,544,473
CARBO Ceramics, Inc.	2,700	169,884
Diamond Offshore Drilling, Inc.	23,210	1,527,450
Dresser-Rand Group, Inc.*	26,400	1,454,904
Dril-Quip, Inc.*	12,800	920,064
Exterran Holdings, Inc.*	19,800	401,544
FMC Technologies, Inc.*	80,500	3,727,150
Forum Energy Technologies, Inc.*	13,400	325,888
Halliburton Co.	285,930	9,632,982
Helix Energy Solutions Group, Inc.*	36,700	670,509
Helmerich & Payne, Inc.	35,600	1,694,916
Hornbeck Offshore Services, Inc.*	9,900	362,835
Lufkin Industries, Inc.	11,000	592,020
McDermott International, Inc.*	84,700	1,035,034
Nabors Industries Ltd.*	99,790	1,400,054
National Oilwell Varco, Inc.	132,080	10,580,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Oceaneering International, Inc.	33,600	$1,856,400
Oil States International, Inc.*	18,900	1,501,794
Patterson-UTI Energy, Inc.	63,600	1,007,424
Rowan Cos., plc, Class A*	43,300	1,462,241
Schlumberger Ltd.	409,755	29,637,579
SEACOR Holdings, Inc.*	8,500	708,560
Superior Energy Services, Inc.*	56,171	1,152,629
Tidewater, Inc.	19,600	951,188
Unit Corp.*	20,200	838,300

		86,152,056

Oil, Gas & Consumable Fuels (8.4%)
Alpha Natural Resources, Inc.*	84,839	557,392
Anadarko Petroleum Corp.	155,080	10,843,194
Apache Corp.	121,780	10,530,317
Arch Coal, Inc.	68,500	433,605
Berry Petroleum Co., Class A	23,500	954,805
Cabot Oil & Gas Corp.	68,600	3,080,140
Cheniere Energy, Inc.*	58,100	903,455
Chesapeake Energy Corp.	217,910	4,111,962
Chevron Corp.	601,200	70,075,872
Cimarex Energy Co.	29,760	1,742,448
Cobalt International Energy, Inc.*	57,300	1,276,071
Concho Resources, Inc.*	33,100	3,136,225
ConocoPhillips	387,376	22,150,160
CONSOL Energy, Inc.	80,350	2,414,517
Continental Resources, Inc.*	11,600	892,040
CVR Energy, Inc.*	11,800	433,650
Denbury Resources, Inc.*	141,659	2,289,209
Devon Energy Corp.	126,030	7,624,815
Energen Corp.	27,200	1,425,552
Energy XXI Bermuda Ltd.	24,700	863,265
EOG Resources, Inc.	84,500	9,468,225
EQT Corp.	45,500	2,684,500
Exxon Mobil Corp.#	1,425,165	130,331,339
Golar LNG Ltd.	13,200	509,388
Gulfport Energy Corp.*	17,200	537,672
Halcon Resources Corp.*	33,900	248,487
Hess Corp.	97,720	5,249,518
HollyFrontier Corp.	63,132	2,605,458
Kinder Morgan, Inc.	152,220	5,406,854
Kodiak Oil & Gas Corp.*	68,900	644,904
Kosmos Energy Ltd.*	29,800	339,422
Laredo Petroleum Holdings, Inc.*	14,200	312,116
Marathon Oil Corp.	227,190	6,718,008
Marathon Petroleum Corp.	106,195	5,797,185
McMoRan Exploration Co.*	35,900	421,825
Murphy Oil Corp.	64,920	3,485,555
Newfield Exploration Co.*	49,650	1,555,038
Noble Energy, Inc.	54,630	5,064,747
Oasis Petroleum, Inc.*	24,900	733,803
Occidental Petroleum Corp.	247,160	21,270,590
Peabody Energy Corp.	94,000	2,095,260
Phillips 66	194,788	9,032,320
Pioneer Natural Resources Co.	38,650	4,035,060
Plains Exploration & Production Co.*	40,550	1,519,409
QEP Resources, Inc.	66,200	2,095,892
Range Resources Corp.	49,850	3,483,020
Rosetta Resources, Inc.*	19,900	953,210
SandRidge Energy, Inc.*	152,544	1,063,232
SemGroup Corp., Class A*	13,100	482,735
SM Energy Co.	20,900	1,130,899
Southwestern Energy Co.*	106,950	3,719,721
Spectra Energy Corp.	198,900	5,839,704
Stone Energy Corp.*	15,100	379,312
Sunoco, Inc.	35,500	1,662,465
Swift Energy Co.*	14,000	292,320
Targa Resources Corp.	9,000	453,060
Teekay Corp.	8,700	271,440
Tesoro Corp.	43,310	1,814,689
Ultra Petroleum Corp.*	57,500	1,263,850
Valero Energy Corp.	171,630	5,437,238
Western Refining, Inc.	17,900	468,622
Whiting Petroleum Corp.*	43,000	2,037,340
Williams Cos., Inc.	192,100	6,717,737
World Fuel Services Corp.	27,400	975,714
WPX Energy, Inc.*	64,033	1,062,307

		407,409,884

Total Energy		493,561,940

Financials (15.9%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	15,940	1,960,620
American Capital Ltd.*	128,405	1,456,113
Ameriprise Financial, Inc.	72,860	4,130,433
Apollo Investment Corp.	65,308	513,974
Ares Capital Corp.	70,900	1,215,226
Bank of New York Mellon Corp.	371,650	8,406,723
BGC Partners, Inc., Class A	300	1,470
BlackRock, Inc.	39,710	7,080,293
Charles Schwab Corp.	344,534	4,406,590
Cohen & Steers, Inc.	11,400	337,668
Cowen Group, Inc., Class A*	4,520	12,204
E*TRADE Financial Corp.*	83,210	733,080
Eaton Vance Corp.	46,940	1,359,382
Federated Investors, Inc., Class B	36,800	761,392
Franklin Resources, Inc.	43,430	5,431,790
GAMCO Investors, Inc., Class A	8,900	442,775
GFI Group, Inc.	620	1,972
Goldman Sachs Group, Inc.	149,900	17,040,632
Greenhill & Co., Inc.	7,500	388,125
Invesco Ltd.	139,700	3,491,103
Janus Capital Group, Inc.	67,400	636,256
Jefferies Group, Inc.	59,800	818,662
KBW, Inc.	18,300	301,401
Knight Capital Group, Inc., Class A*	35,710	95,703
Lazard Ltd., Class A	34,700	1,014,281
Legg Mason, Inc.	57,050	1,407,994
LPL Financial Holdings, Inc.	10,900	311,086
Morgan Stanley	480,073	8,036,422
Northern Trust Corp.	73,650	3,418,465
Piper Jaffray Cos., Inc.*	12,500	318,125
Prospect Capital Corp.	34,900	402,048
Raymond James Financial, Inc.	37,500	1,374,375
SEI Investments Co.	42,150	904,118
State Street Corp.	152,250	6,388,410
Stifel Financial Corp.*	16,818	565,085
SWS Group, Inc.*	1,820	11,120
T. Rowe Price Group, Inc.	77,780	4,923,474
TD Ameritrade Holding Corp.	88,136	1,354,650
Virtus Investment Partners, Inc.*	91	7,826
Waddell & Reed Financial, Inc., Class A	32,120	1,052,572
Walter Investment Management Corp.*	9,008	333,386

		92,847,024

Commercial Banks (3.1%)
Associated Banc-Corp	65,400	861,318
BancFirst Corp.	8,900	382,344
BancorpSouth, Inc.	31,550	465,047
Bank of Hawaii Corp.	20,900	953,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
BankUnited, Inc.	15,700	$386,377
BB&T Corp.	214,050	7,097,898
BOK Financial Corp.	9,750	576,225
CapitalSource, Inc.	100,680	763,154
Cathay General Bancorp	21,630	373,334
CIT Group, Inc.*	65,000	2,560,350
City Holding Co.	11,030	395,315
City National Corp./California	17,200	885,972
CoBiz Financial, Inc.	190	1,330
Columbia Banking System, Inc.	360	6,674
Comerica, Inc.	66,600	2,067,930
Commerce Bancshares, Inc./Missouri	28,881	1,164,771
Community Bank System, Inc.	14,100	397,479
Cullen/Frost Bankers, Inc.	17,300	993,539
East West Bancorp, Inc.	55,900	1,180,608
F.N.B. Corp./Pennsylvania	48,700	545,927
Fifth Third Bancorp	296,750	4,602,592
First Busey Corp.	24,100	117,608
First Citizens BancShares, Inc./North Carolina, Class A	2,200	358,380
First Commonwealth Financial Corp.	38,600	272,130
First Financial Corp./Indiana	10,700	335,338
First Horizon National Corp.	104,762	1,008,858
First Midwest Bancorp, Inc./Illinois	20,700	259,785
First Niagara Financial Group, Inc.	122,945	994,625
First Republic Bank/California	31,800	1,095,828
FirstMerit Corp.	34,795	512,530
Fulton Financial Corp.	75,000	739,500
Glacier Bancorp, Inc.	24,600	383,268
Hancock Holding Co.	22,624	700,213
Huntington Bancshares, Inc./Ohio	270,900	1,869,210
IBERIABANK Corp.	8,400	384,720
International Bancshares Corp.	22,010	419,290
KeyCorp	292,900	2,559,946
M&T Bank Corp.	42,557	4,049,724
MainSource Financial Group, Inc.	240	3,082
MB Financial, Inc.	18,100	357,475
National Penn Bancshares, Inc.	43,400	395,374
NBT Bancorp, Inc.	16,500	364,155
Old National Bancorp/Indiana	28,300	385,163
Pacific Capital Bancorp*	8,200	376,380
PacWest Bancorp	15,730	367,610
Pinnacle Financial Partners, Inc.*	15,700	303,324
PNC Financial Services Group, Inc.	166,618	10,513,596
Popular, Inc.*	38,050	663,211
PrivateBancorp, Inc.	12,900	206,271
Prosperity Bancshares, Inc.	15,900	677,658
Regions Financial Corp.	447,100	3,223,591
S&T Bancorp, Inc.	13,000	228,930
Sandy Spring Bancorp, Inc.	10	192
Signature Bank/New York*	14,900	999,492
Simmons First National Corp., Class A	30	731
Sterling Bancorp/New York	90	893
SunTrust Banks, Inc.	171,650	4,852,546
Susquehanna Bancshares, Inc.	58,700	614,002
SVB Financial Group*	13,400	810,164
Synovus Financial Corp.	296,100	701,757
TCF Financial Corp.	56,950	679,983
Texas Capital Bancshares, Inc.*	12,000	596,520
Tompkins Financial Corp.	9,239	374,364
TowneBank/Virginia	19,879	304,745
Trico Bancshares	50	827
Trustmark Corp.	23,350	568,339
U.S. Bancorp	577,290	19,801,047
UMB Financial Corp.	10,600	516,008
Umpqua Holdings Corp.	27,590	355,635
United Bankshares, Inc./West Virginia	15,700	391,087
Valley National Bancorp	71,829	719,727
Webster Financial Corp.	25,700	609,090
Wells Fargo & Co.	1,500,919	51,826,733
WesBanco, Inc.	16,900	349,999
Westamerica Bancorp	10,100	475,205
Western Alliance Bancorp*	35,020	357,204
Wintrust Financial Corp.	11,100	417,027
Zions Bancorp	64,500	1,332,248

		148,443,980

Consumer Finance (0.8%)
American Express Co.	305,156	17,351,170
Capital One Financial Corp.	180,870	10,311,399
Cash America International, Inc.	10,200	393,414
DFC Global Corp.*	810	13,892
Discover Financial Services	162,470	6,454,933
EZCORP, Inc., Class A*	16,400	376,052
First Cash Financial Services, Inc.*	8,800	404,888
Green Dot Corp., Class A*	12,800	156,544
SLM Corp.	155,684	2,447,352

		37,909,644

Diversified Financial Services (2.6%)
Bank of America Corp.	3,326,292	29,371,158
CBOE Holdings, Inc.	27,200	800,224
Citigroup, Inc.	893,672	29,240,948
CME Group, Inc.	107,665	6,169,204
Interactive Brokers Group, Inc., Class A	22,340	313,207
IntercontinentalExchange, Inc.*	24,350	3,248,533
JPMorgan Chase & Co.	1,160,125	46,961,860
Leucadia National Corp.	70,050	1,593,637
MarketAxess Holdings, Inc.	60	1,896
Moody’s Corp.	63,350	2,798,170
MSCI, Inc.*	36,334	1,300,394
NASDAQ OMX Group, Inc.	40,300	938,789
NYSE Euronext	78,850	1,943,653
PHH Corp.*	860	17,501
PICO Holdings, Inc.*	60	1,369

		124,700,543

Insurance (3.8%)
ACE Ltd.	106,800	8,074,080
Aflac, Inc.	147,250	7,050,330
Alleghany Corp.*	4,754	1,639,845
Allied World Assurance Co. Holdings AG	12,580	971,805
Allstate Corp.	155,340	6,153,017
Alterra Capital Holdings Ltd.	26,900	643,986
American Equity Investment Life Holding Co.	2,100	24,423
American Financial Group, Inc./Ohio	23,830	903,157
American International Group, Inc.*	200,936	6,588,691
American National Insurance Co.	5,000	359,150
AMERISAFE, Inc.*	840	22,798
Amtrust Financial Services, Inc.	14,960	383,275
Aon plc	100,278	5,243,537
Arch Capital Group Ltd.*	43,600	1,817,248
Argo Group International Holdings Ltd.	13,329	431,726
Arthur J. Gallagher & Co.	39,500	1,414,890
Aspen Insurance Holdings Ltd.	29,270	892,442
Assurant, Inc.	34,600	1,290,580
Assured Guaranty Ltd.	69,700	949,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Axis Capital Holdings Ltd.	34,070	$1,189,724
Berkshire Hathaway, Inc., Class B*	542,785	47,873,637
Brown & Brown, Inc.	49,800	1,298,286
Chubb Corp.	86,960	6,633,309
Cincinnati Financial Corp.	48,520	1,838,423
CNA Financial Corp.	13,100	351,080
CNO Financial Group, Inc.	84,000	810,600
EMC Insurance Group, Inc.	30	630
Endurance Specialty Holdings Ltd.	11,700	450,450
Enstar Group Ltd.*	3,700	368,705
Erie Indemnity Co., Class A	10,800	694,116
Everest Reinsurance Group Ltd.	15,600	1,668,576
FBL Financial Group, Inc., Class A	190	6,308
Fidelity National Financial, Inc., Class A	67,900	1,452,381
First American Financial Corp.	39,300	851,631
Flagstone Reinsurance Holdings S.A.	40,000	343,600
Genworth Financial, Inc., Class A*	183,700	960,751
Global Indemnity plc*	180	3,938
Hanover Insurance Group, Inc.	22,290	830,525
Hartford Financial Services Group, Inc.	154,010	2,993,954
HCC Insurance Holdings, Inc.	37,580	1,273,586
Kemper Corp.	16,500	506,715
Lincoln National Corp.	92,250	2,231,528
Loews Corp.	97,192	4,010,142
Markel Corp.*	3,700	1,696,413
Marsh & McLennan Cos., Inc.	174,950	5,936,054
MBIA, Inc.*	48,900	495,357
Mercury General Corp.	8,400	324,660
MetLife, Inc.	267,260	9,209,780
National Interstate Corp.	10	258
National Western Life Insurance Co., Class A	2,100	300,825
Old Republic International Corp.	99,094	921,574
OneBeacon Insurance Group Ltd., Class A	24,100	323,904
PartnerReinsurance Ltd.	23,560	1,750,037
Phoenix Cos., Inc.*	4,240	130,041
Platinum Underwriters Holdings Ltd.	14,700	600,789
Presidential Life Corp.	250	3,483
Primerica, Inc.	14,700	421,008
Principal Financial Group, Inc.	98,900	2,664,366
ProAssurance Corp.	9,500	859,180
Progressive Corp.	202,700	4,203,998
Protective Life Corp.	27,900	731,259
Prudential Financial, Inc.	145,531	7,932,895
Reinsurance Group of America, Inc.	26,010	1,505,199
RenaissanceReinsurance Holdings Ltd.	20,100	1,548,504
RLI Corp.	8,140	542,612
StanCorp Financial Group, Inc.	22,680	708,523
State Auto Financial Corp.	270	4,425
Stewart Information Services Corp. .	250	5,035
Symetra Financial Corp.	30,300	372,690
Torchmark Corp.	34,770	1,785,440
Travelers Cos., Inc.	119,170	8,134,544
Unum Group	104,300	2,004,646
Validus Holdings Ltd.	30,818	1,045,038
W. R. Berkley Corp.	38,000	1,424,620
White Mountains Insurance Group Ltd.	2,400	1,232,016
XL Group plc	104,870	2,520,026

		184,836,088

Real Estate Investment Trusts (REITs) (3.4%)
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,358,650
American Campus Communities, Inc. (REIT)	28,300	1,241,804
American Capital Agency Corp. (REIT)	105,400	3,645,786
American Realty Capital Trust, Inc. (REIT)	49,400	579,462
American Tower Corp. (REIT)	120,900	8,631,051
Annaly Capital Management, Inc. (REIT)	316,858	5,335,889
Apartment Investment & Management Co. (REIT), Class A	43,188	1,122,456
ARMOUR Residential REIT, Inc. (REIT)	90,700	694,762
AvalonBay Communities, Inc. (REIT)	31,149	4,235,952
BioMed Realty Trust, Inc. (REIT)	49,800	932,256
Boston Properties, Inc. (REIT)	45,670	5,051,559
Brandywine Realty Trust (REIT)	51,000	621,690
BRE Properties, Inc. (REIT)	24,160	1,132,862
Camden Property Trust (REIT)	24,880	1,604,511
Capstead Mortgage Corp. (REIT)	28,400	383,116
CBL & Associates Properties, Inc. (REIT)	47,891	1,021,994
Chimera Investment Corp. (REIT)	360,700	977,497
Colonial Properties Trust (REIT)	28,200	593,610
CommonWealth REIT (REIT)	33,000	480,480
Corporate Office Properties Trust/Maryland (REIT)	21,109	505,983
Cousins Properties, Inc. (REIT)	35,213	279,591
CubeSmart (REIT)	39,700	510,939
CYS Investments, Inc. (REIT)	51,400	724,226
DCT Industrial Trust, Inc. (REIT)	91,400	591,358
DDR Corp. (REIT)	84,708	1,301,115
DiamondRock Hospitality Co. (REIT)	58,300	561,429
Digital Realty Trust, Inc. (REIT)	37,589	2,625,592
Douglas Emmett, Inc. (REIT)	53,300	1,229,631
Duke Realty Corp. (REIT)	84,800	1,246,560
DuPont Fabros Technology, Inc. (REIT)	17,600	444,400
EastGroup Properties, Inc. (REIT)	12,100	643,720
Entertainment Properties Trust (REIT)	14,840	659,341
Equity Lifestyle Properties, Inc. (REIT)	10,900	742,508
Equity One, Inc. (REIT)	17,800	374,868
Equity Residential (REIT)	97,887	5,631,439
Essex Property Trust, Inc. (REIT)	11,300	1,675,112
Extra Space Storage, Inc. (REIT)	33,000	1,097,250
Federal Realty Investment Trust (REIT)	21,280	2,240,784
First Industrial Realty Trust, Inc. (REIT)*	29,500	387,630
General Growth Properties, Inc. (REIT)	164,507	3,204,596
Glimcher Realty Trust (REIT)	44,100	466,137
Government Properties Income Trust (REIT)	16,900	395,460
Hatteras Financial Corp. (REIT)	30,000	845,700
HCP, Inc. (REIT)	130,097	5,786,715
Health Care REIT, Inc. (REIT)	67,917	3,922,207
Healthcare Realty Trust, Inc. (REIT)	23,600	543,980
Hersha Hospitality Trust (REIT)	68,600	336,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Highwoods Properties, Inc. (REIT)	29,530	$963,269
Home Properties, Inc. (REIT)	13,610	833,885
Hospitality Properties Trust (REIT)	43,400	1,032,052
Host Hotels & Resorts, Inc. (REIT)	223,313	3,584,174
Inland Real Estate Corp. (REIT)	39,600	326,700
Invesco Mortgage Capital, Inc. (REIT)	38,200	768,966
Investors Real Estate Trust (REIT)	42,400	350,648
Kilroy Realty Corp. (REIT)	21,800	976,204
Kimco Realty Corp. (REIT)	136,322	2,763,247
LaSalle Hotel Properties (REIT)	37,300	995,537
Lexington Realty Trust (REIT)	45,500	439,530
Liberty Property Trust (REIT)	32,252	1,168,812
LTC Properties, Inc. (REIT)	9,000	286,650
Macerich Co. (REIT)	42,184	2,414,190
Mack-Cali Realty Corp. (REIT)	31,539	838,937
Medical Properties Trust, Inc. (REIT)	42,800	447,260
MFA Financial, Inc. (REIT)	120,050	1,020,425
Mid-America Apartment Communities, Inc. (REIT)	11,400	744,534
National Health Investors, Inc. (REIT)	7,800	401,232
National Retail Properties, Inc. (REIT)	38,290	1,167,845
Omega Healthcare Investors, Inc. (REIT)	35,140	798,732
Pebblebrook Hotel Trust (REIT)	16,400	383,596
PennyMac Mortgage Investment Trust (REIT)	18,000	420,660
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,016,124
Plum Creek Timber Co., Inc. (REIT)	51,914	2,275,910
Post Properties, Inc. (REIT)	18,200	872,872
Potlatch Corp. (REIT)	14,200	530,654
Prologis, Inc. (REIT)	148,964	5,218,209
PS Business Parks, Inc. (REIT)	5,900	394,238
Public Storage (REIT)	44,602	6,207,260
Rayonier, Inc. (REIT)	40,425	1,981,229
Realty Income Corp. (REIT)	45,831	1,874,030
Regency Centers Corp. (REIT)	31,486	1,534,313
RLJ Lodging Trust (REIT)	33,200	627,812
Rouse Properties, Inc. (REIT)	7,168	102,861
Sabra Health Care REIT, Inc. (REIT)	12,500	250,125
Senior Housing Properties Trust (REIT)	54,290	1,182,436
Simon Property Group, Inc. (REIT)	93,959	14,263,916
SL Green Realty Corp. (REIT)	27,800	2,225,946
Sovran Self Storage, Inc. (REIT)	9,200	532,220
Strategic Hotels & Resorts, Inc. (REIT)*	59,800	359,398
Sun Communities, Inc. (REIT)	8,600	379,432
Sunstone Hotel Investors, Inc. (REIT)*	37,100	408,100
Tanger Factory Outlet Centers (REIT)	29,500	953,735
Taubman Centers, Inc. (REIT)	20,600	1,580,638
Two Harbors Investment Corp. (REIT)	86,200	1,012,850
UDR, Inc. (REIT)	77,036	1,912,034
Ventas, Inc. (REIT)	90,035	5,604,679
Vornado Realty Trust (REIT)	57,847	4,688,499
Washington Real Estate Investment Trust (REIT)	24,370	653,603
Weingarten Realty Investors (REIT)	36,986	1,039,676
Weyerhaeuser Co. (REIT)	175,233	4,580,591

		166,010,273

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	18,080	533,902
AV Homes, Inc.*	70	1,039
CBRE Group, Inc., Class A*	108,150	1,991,041
Forest City Enterprises, Inc., Class A*	50,700	803,595
Forestar Group, Inc.*	60	1,000
Howard Hughes Corp.*	8,500	603,925
Jones Lang LaSalle, Inc.	16,500	1,259,775
St. Joe Co.*	20,000	390,000

		5,584,277

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	37,100	366,548
Bank Mutual Corp.	38,400	174,720
Beneficial Mutual Bancorp, Inc.*	36,500	348,940
Brookline Bancorp, Inc.	37,000	326,340
Capitol Federal Financial, Inc.	56,786	679,161
Dime Community Bancshares, Inc.	27,100	391,324
Doral Financial Corp.*	57,000	53,620
EverBank Financial Corp.	34,100	469,557
Hudson City Bancorp, Inc.	178,590	1,421,576
Kearny Financial Corp.	36,700	357,458
MGIC Investment Corp.*	75,800	115,974
Nationstar Mortgage Holdings, Inc.*	11,800	391,524
New York Community Bancorp, Inc.	134,950	1,910,892
Northwest Bancshares, Inc.	33,000	403,590
OceanFirst Financial Corp.	40	587
Ocwen Financial Corp.*	27,100	742,811
People’s United Financial, Inc.	134,800	1,636,472
TFS Financial Corp.*	36,000	326,520
TrustCo Bank Corp./New York	38,400	219,648
Washington Federal, Inc.	42,500	708,900

		11,046,162

Total Financials		771,377,991

Health Care (11.8%)
Biotechnology (1.8%)
Acorda Therapeutics, Inc.*	15,700	402,077
Alexion Pharmaceuticals, Inc.*	59,600	6,818,240
Alkermes plc*	32,800	680,600
Alnylam Pharmaceuticals, Inc.*	15,400	289,366
Amgen, Inc.	237,039	19,987,128
Arena Pharmaceuticals, Inc.*	61,400	510,848
ARIAD Pharmaceuticals, Inc.*	43,600	1,056,210
Biogen Idec, Inc.*	73,560	10,977,359
BioMarin Pharmaceutical, Inc.*	34,800	1,401,396
Celgene Corp.*	134,300	10,260,520
Cepheid, Inc.*	20,800	717,808
Cubist Pharmaceuticals, Inc.*	23,500	1,120,480
Dendreon Corp.*	50,250	242,708
Enzon Pharmaceuticals, Inc.*	520	3,619
Genomic Health, Inc.*	10,800	374,652
Gilead Sciences, Inc.*	236,000	15,653,880
Halozyme Therapeutics, Inc.*	41,500	313,740
Idenix Pharmaceuticals, Inc.*	32,100	146,697
Immunogen, Inc.*	24,300	354,780
Incyte Corp.*	29,200	527,060
InterMune, Inc.*	16,300	146,211
Ironwood Pharmaceuticals, Inc.*	30,900	394,902
Isis Pharmaceuticals, Inc.*	37,500	527,625
Medivation, Inc.*	20,600	1,161,016
Myriad Genetics, Inc.*	39,050	1,053,960
Onyx Pharmaceuticals, Inc.*	23,500	1,985,750
Opko Health, Inc.*	76,800	321,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pharmacyclics, Inc.*	14,500	$935,250
Regeneron Pharmaceuticals, Inc.*	24,500	3,740,170
Seattle Genetics, Inc.*	33,200	894,740
Theravance, Inc.*	22,600	585,566
United Therapeutics Corp.*	18,700	1,044,956
Vertex Pharmaceuticals, Inc.*	68,100	3,810,195

		88,440,533

Health Care Equipment & Supplies (1.9%)
Alere, Inc.*	33,150	646,094
Align Technology, Inc.*	21,700	802,249
Baxter International, Inc.	171,580	10,339,411
Becton, Dickinson and Co.	63,140	4,960,278
Boston Scientific Corp.*	435,600	2,500,344
C.R. Bard, Inc.	26,180	2,739,737
CareFusion Corp.*	76,000	2,157,640
Cooper Cos., Inc.	16,800	1,586,928
Covidien plc	150,300	8,930,826
CryoLife, Inc.	650	4,368
Cyberonics, Inc.*	8,600	450,812
DENTSPLY International, Inc.	47,700	1,819,278
Edwards Lifesciences Corp.*	35,600	3,822,372
Exactech, Inc.*	240	4,279
Greatbatch, Inc.*	16,300	396,579
Haemonetics Corp.*	10,900	874,180
HeartWare International, Inc.*	5,100	481,899
Hill-Rom Holdings, Inc.	25,930	753,526
Hologic, Inc.*	86,500	1,750,760
IDEXX Laboratories, Inc.*	18,500	1,837,975
Insulet Corp.*	17,800	384,124
Integra LifeSciences Holdings Corp.*	10,300	423,330
Intuitive Surgical, Inc.*	12,500	6,195,375
MAKO Surgical Corp.*	10,600	184,546
Medtronic, Inc.	323,140	13,933,797
Meridian Bioscience, Inc.	17,700	339,486
Neogen Corp.*	8,500	362,950
NuVasive, Inc.*	15,950	365,415
Palomar Medical Technologies, Inc.*	10	94
ResMed, Inc.	50,800	2,055,876
Sirona Dental Systems, Inc.*	18,900	1,076,544
St. Jude Medical, Inc.	97,800	4,120,314
STERIS Corp.	25,760	913,707
Stryker Corp.	95,170	5,297,162
Teleflex, Inc.	15,100	1,039,484
Thoratec Corp.*	23,300	806,180
Varian Medical Systems, Inc.*	38,710	2,334,987
Volcano Corp.*	18,400	525,688
West Pharmaceutical Services, Inc.	11,500	610,305
Zimmer Holdings, Inc.	57,000	3,854,340

		91,683,239

Health Care Providers & Services (2.2%)
Accretive Health, Inc.*	16,400	183,024
Aetna, Inc.	110,880	4,390,848
Air Methods Corp.*	4,200	501,354
AMERIGROUP Corp.*	14,890	1,361,393
AmerisourceBergen Corp.	83,200	3,220,672
AMN Healthcare Services, Inc.*	780	7,847
Amsurg Corp.*	12,600	357,588
Brookdale Senior Living, Inc.*	32,400	752,328
Cardinal Health, Inc.	107,200	4,177,584
Catamaran Corp.*	32,496	3,183,633
Centene Corp.*	17,200	643,452
Chemed Corp.	7,500	519,675
Cigna Corp.	91,740	4,327,376
Community Health Systems, Inc.*	36,400	1,060,696
Corvel Corp.*	90	4,027
Coventry Health Care, Inc.	48,800	2,034,472
Cross Country Healthcare, Inc.*	40	189
DaVita, Inc.*	30,200	3,129,022
Express Scripts Holding Co.*	250,151	15,676,963
Hanger, Inc.*	210	5,991
HCA Holdings, Inc.	44,900	1,492,925
Health Management Associates, Inc., Class A*	94,600	793,694
Health Net, Inc.*	32,340	727,973
HealthSouth Corp.*	39,300	945,558
Henry Schein, Inc.*	31,250	2,477,188
HMS Holdings Corp.*	28,800	962,784
Humana, Inc.	50,800	3,563,620
Kindred Healthcare, Inc.*	23,000	261,740
Laboratory Corp. of America Holdings*	29,550	2,732,489
LifePoint Hospitals, Inc.*	22,950	981,801
Magellan Health Services, Inc.*	9,200	474,812
McKesson Corp.	73,380	6,312,881
MEDNAX, Inc.*	19,720	1,468,154
Molina Healthcare, Inc.*	16,300	409,945
MWI Veterinary Supply, Inc.*	4,000	426,720
Omnicare, Inc.	37,620	1,277,951
Owens & Minor, Inc.	26,850	802,278
Patterson Cos., Inc.	38,600	1,321,664
PharMerica Corp.*	22,370	283,204
Quest Diagnostics, Inc.	53,330	3,382,722
Select Medical Holdings Corp.*	38,500	432,355
Sun Healthcare Group, Inc.*	7,200	60,948
Tenet Healthcare Corp.*	183,100	1,148,037
UnitedHealth Group, Inc.	316,220	17,521,750
Universal American Corp.*	34,700	320,628
Universal Health Services, Inc., Class B	27,280	1,247,514
VCA Antech, Inc.*	36,850	727,051
WellCare Health Plans, Inc.*	14,900	842,595
WellPoint, Inc.	103,080	5,979,671

		104,918,786

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	64,450	801,114
athenahealth, Inc.*	11,900	1,092,063
Cerner Corp.*	47,100	3,646,011
Quality Systems, Inc.	13,400	248,570

		5,787,758

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	111,530	4,288,328
Bio-Rad Laboratories, Inc., Class A*	8,500	907,120
Bruker Corp.*	27,900	365,211
Charles River Laboratories International, Inc.*	17,550	694,980
Covance, Inc.*	24,500	1,143,905
Illumina, Inc.*	44,300	2,135,260
Life Technologies Corp.*	60,593	2,961,786
Luminex Corp.*	16,500	320,760
Mettler-Toledo International, Inc.*	10,600	1,809,844
PAREXEL International Corp.*	22,070	678,873
PerkinElmer, Inc.	36,100	1,063,867
QIAGEN N.V.*	79,200	1,465,992
Sequenom, Inc.*	26,785	94,551
Techne Corp.	11,450	823,713
Thermo Fisher Scientific, Inc.	114,450	6,733,094
Waters Corp.*	30,300	2,524,899

		28,012,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pharmaceuticals (5.2%)
Abbott Laboratories	482,050	$33,049,348
Akorn, Inc.*	24,900	329,178
Allergan, Inc.	92,470	8,468,403
Bristol-Myers Squibb Co.	514,830	17,375,512
Eli Lilly and Co.	312,310	14,806,617
Endo Health Solutions, Inc.*	42,600	1,351,272
Forest Laboratories, Inc.*	86,330	3,074,211
Hospira, Inc.*	58,150	1,908,483
Impax Laboratories, Inc.*	23,700	615,252
Jazz Pharmaceuticals plc*	12,900	735,429
Johnson & Johnson	841,360	57,978,118
Medicines Co.*	17,200	443,932
Medicis Pharmaceutical Corp., Class A	20,780	899,151
Merck & Co., Inc.	926,990	41,807,249
Mylan, Inc.*	137,950	3,365,980
Nektar Therapeutics*	37,000	395,160
Par Pharmaceutical Cos., Inc.*	14,800	739,704
Perrigo Co.	27,500	3,194,675
Pfizer, Inc.	2,294,032	57,006,695
Questcor Pharmaceuticals, Inc.*	17,700	327,450
Salix Pharmaceuticals Ltd.*	21,500	910,310
ViroPharma, Inc.*	25,200	761,544
Vivus, Inc.*	28,400	506,088
Warner Chilcott plc, Class A	57,500	776,250
Watson Pharmaceuticals, Inc.*	42,920	3,655,067
		254,481,078

Total Health Care		573,323,577

Industrials (10.7%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc.	14,400	721,584
American Science & Engineering, Inc.	6,000	393,660
B/E Aerospace, Inc.*	33,160	1,396,036
Boeing Co.	233,100	16,228,422
Ceradyne, Inc.	610	14,902
Cubic Corp.	8,100	405,486
Curtiss-Wright Corp.	20,100	657,270
Engility Holdings, Inc.*	5,261	97,065
Esterline Technologies Corp.*	11,300	634,382
Exelis, Inc.	60,850	629,189
General Dynamics Corp.	98,970	6,543,896
HEICO Corp.	16,875	652,894
Hexcel Corp.*	43,500	1,044,870
Honeywell International, Inc.	242,000	14,459,500
Huntington Ingalls Industries, Inc.*	17,400	731,670
Kratos Defense & Security Solutions, Inc.*	493	2,879
L-3 Communications Holdings, Inc.	31,570	2,263,885
Lockheed Martin Corp.	81,260	7,588,059
Moog, Inc., Class A*	18,400	696,808
Northrop Grumman Corp.	78,350	5,204,790
Precision Castparts Corp.	45,170	7,378,068
Raytheon Co.	103,890	5,938,352
Rockwell Collins, Inc.	50,950	2,732,958
Spirit AeroSystems Holdings, Inc., Class A*	47,700	1,059,417
Taser International, Inc.*	1,760	10,613
Teledyne Technologies, Inc.*	13,700	868,443
Textron, Inc.	95,600	2,501,852
TransDigm Group, Inc.*	15,150	2,149,331
Triumph Group, Inc.	12,400	775,372
United Technologies Corp.	281,340	22,026,109

		105,807,762

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings, Inc.*	9,800	505,974
C.H. Robinson Worldwide, Inc.	56,100	3,284,655
Expeditors International of Washington, Inc.	70,200	2,552,472
FedEx Corp.	97,950	8,288,529
United Parcel Service, Inc., Class B	225,750	16,156,927
UTi Worldwide, Inc.	34,000	457,980

		31,246,537

Airlines (0.2%)
Alaska Air Group, Inc.*	27,000	946,620
Copa Holdings S.A., Class A	11,600	942,732
Delta Air Lines, Inc.*	265,050	2,427,858
Hawaiian Holdings, Inc.*	1,650	9,223
JetBlue Airways Corp.*	75,300	360,687
Republic Airways Holdings, Inc.*	1,790	8,288
SkyWest, Inc.	30,300	312,999
Southwest Airlines Co.	238,400	2,090,768
U.S. Airways Group, Inc.*	54,300	567,978
United Continental Holdings, Inc.*	112,240	2,188,680

		9,855,833

Building Products (0.2%)
A.O. Smith Corp.	13,650	785,421
AAON, Inc.	765	15,063
American Woodmark Corp.*	190	3,794
Fortune Brands Home & Security, Inc.*	56,250	1,519,312
Insteel Industries, Inc.	1,300	15,249
Lennox International, Inc.	21,110	1,020,880
Masco Corp.	125,500	1,888,775
NCI Building Systems, Inc.*	56	562
Owens Corning, Inc.*	43,170	1,444,468
Quanex Building Products Corp.	1,600	30,144
Simpson Manufacturing Co., Inc.	13,800	394,956
USG Corp.*	22,500	493,875

		7,612,499

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	17,900	338,847
ACCO Brands Corp.*	4,789	31,081
Avery Dennison Corp.	35,350	1,124,837
Cenveo, Inc.*	1,730	3,962
Cintas Corp.	37,300	1,546,085
Clean Harbors, Inc.*	16,200	791,370
Copart, Inc.*	37,000	1,026,010
Corrections Corp. of America	30,900	1,033,605
Courier Corp.	80	978
Covanta Holding Corp.	52,300	897,468
Deluxe Corp.	17,000	519,520
Encore Capital Group, Inc.*	210	5,935
G&K Services, Inc., Class A	530	16,594
GEO Group, Inc.	21,600	597,672
Healthcare Services Group, Inc.	21,900	500,853
HNI Corp.	16,600	423,466
Iron Mountain, Inc.	48,650	1,659,451
KAR Auction Services, Inc.*	23,100	455,994
Pitney Bowes, Inc.	73,420	1,014,664
Portfolio Recovery Associates, Inc.*	5,800	605,694
R.R. Donnelley & Sons Co.	71,330	756,098
Republic Services, Inc.	102,835	2,828,991
Rollins, Inc.	21,000	491,190
Schawk, Inc.	700	9,135
Stericycle, Inc.*	29,700	2,688,444
Tetra Tech, Inc.*	22,100	580,346
Tyco International Ltd.	142,900	8,039,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
U.S. Ecology, Inc.	520	$11,222
UniFirst Corp.	180	12,022
Viad Corp.	930	19,400
Waste Connections, Inc.	37,550	1,135,887
Waste Management, Inc.	144,250	4,627,540

		33,793,915

Construction & Engineering (0.3%)
AECOM Technology Corp.*	40,800	863,328
Aegion Corp.*	750	14,370
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	38,200	1,455,038
EMCOR Group, Inc.	25,100	716,354
Fluor Corp.	51,960	2,924,309
Jacobs Engineering Group, Inc.*	44,400	1,795,092
KBR, Inc.	48,800	1,455,216
Layne Christensen Co.*	440	8,628
MasTec, Inc.*	18,700	368,390
Northwest Pipe Co.*	250	6,162
Orion Marine Group, Inc.*	30	223
Pike Electric Corp.*	1,190	9,461
Quanta Services, Inc.*	64,850	1,601,795
Shaw Group, Inc.*	20,380	888,976
URS Corp.	26,600	939,246

		13,046,588

Electrical Equipment (0.7%)
Acuity Brands, Inc.	17,600	1,113,904
AMETEK, Inc.	73,475	2,604,689
Babcock & Wilcox Co.*	37,600	957,672
Belden, Inc.	17,100	630,648
Brady Corp., Class A	15,800	462,624
Cooper Industries plc	49,300	3,700,458
Emerson Electric Co.	228,610	11,035,005
EnerSys, Inc.*	19,900	702,271
Franklin Electric Co., Inc.	7,500	453,675
FuelCell Energy, Inc.*	510	449
Generac Holdings, Inc.	14,000	320,460
General Cable Corp.*	16,700	490,646
GrafTech International Ltd.*	43,800	393,762
Hubbell, Inc., Class B	19,300	1,558,282
II-VI, Inc.*	17,000	323,340
LSI Industries, Inc.	250	1,685
Polypore International, Inc.*	13,200	466,620
Powell Industries, Inc.*	290	11,214
Regal-Beloit Corp.	13,900	979,672
Rockwell Automation, Inc.	47,100	3,275,805
Roper Industries, Inc.	32,350	3,554,941
Vicor Corp.*	280	1,868

		33,039,690

Industrial Conglomerates (2.1%)
3M Co.	211,430	19,540,361
Carlisle Cos., Inc.	23,000	1,194,160
Danaher Corp.	180,860	9,974,429
General Electric Co.	3,229,092	73,332,679
Raven Industries, Inc.	11,600	341,388
Seaboard Corp.*	200	452,026
Standex International Corp.	380	16,891

		104,851,934

Machinery (2.2%)
Actuant Corp., Class A	23,500	672,570
AGCO Corp.*	35,200	1,671,296
Altra Holdings, Inc.	710	12,922
American Railcar Industries, Inc.*	80	2,267
Barnes Group, Inc.	18,000	450,180
Cascade Corp.	270	14,780
Caterpillar, Inc.	200,510	17,251,880
Chart Industries, Inc.*	10,080	744,408
CLARCOR, Inc.	21,900	977,397
CNH Global N.V.*	9,100	352,807
Colfax Corp.*	14,630	536,482
Crane Co.	18,600	742,698
Cummins, Inc.	58,560	5,399,818
Deere & Co.	123,940	10,223,811
Donaldson Co., Inc.	47,800	1,659,138
Dover Corp.	56,290	3,348,692
Eaton Corp.	109,100	5,156,066
Flowserve Corp.	16,880	2,156,251
Gardner Denver, Inc.	17,300	1,045,093
Graco, Inc.	25,160	1,265,045
Graham Corp.	210	3,795
Harsco Corp.	30,400	624,112
IDEX Corp.	30,740	1,284,010
Illinois Tool Works, Inc.	132,710	7,892,264
Ingersoll-Rand plc	91,800	4,114,476
ITT Corp.	30,425	613,064
Joy Global, Inc.	33,780	1,893,707
Kadant, Inc.*	470	10,899
Kennametal, Inc.	26,190	971,125
L.B. Foster Co., Class A	400	12,936
Lincoln Electric Holdings, Inc.	27,760	1,084,028
Manitowoc Co., Inc.	46,900	625,646
Met-Pro Corp.	100	895
Middleby Corp.*	6,000	693,840
Mueller Water Products, Inc., Class A	3,270	16,023
Navistar International Corp.*	26,900	567,321
Nordson Corp.	20,060	1,175,917
Oshkosh Corp.*	33,900	929,877
PACCAR, Inc.	117,630	4,708,141
Pall Corp.	35,300	2,241,197
Parker Hannifin Corp.	49,610	4,146,404
Pentair, Inc.	37,300	1,660,223
Rexnord Corp.*	18,700	340,714
Robbins & Myers, Inc.	14,443	860,803
Sauer-Danfoss, Inc.	7,100	285,491
Snap-on, Inc.	18,600	1,336,782
SPX Corp.	18,900	1,236,249
Stanley Black & Decker, Inc.	54,435	4,150,669
Sun Hydraulics Corp.	825	21,920
Terex Corp.*	48,030	1,084,517
Timken Co.	28,140	1,045,682
Toro Co.	19,440	773,323
Trinity Industries, Inc.	36,070	1,081,018
Twin Disc, Inc.	40	716
Valmont Industries, Inc.	7,700	1,012,550
WABCO Holdings, Inc.*	22,370	1,290,078
Wabtec Corp.	15,700	1,260,553
Watts Water Technologies, Inc., Class A	9,600	363,168
Woodward, Inc.	23,030	782,559
Xylem, Inc.	60,850	1,530,377

		107,410,670

Marine (0.0%)
Kirby Corp.*	17,750	981,220
Matson, Inc.	18,080	378,053

		1,359,273

Professional Services (0.3%)
Acacia Research Corp.*	14,500	397,445
Advisory Board Co.*	11,680	558,654
CBIZ, Inc.*	52,020	313,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Corporate Executive Board Co.	11,800	$632,834
Dun & Bradstreet Corp.	13,700	1,090,794
Equifax, Inc.	41,720	1,943,318
Exponent, Inc.*	470	26,832
FTI Consulting, Inc.*	400	10,672
Hill International, Inc.*	850	3,706
IHS, Inc., Class A*	16,200	1,577,070
Kforce, Inc.*	780	9,196
Manpower, Inc.	26,380	970,784
Nielsen Holdings N.V.*	37,900	1,136,242
On Assignment, Inc.*	770	15,338
Resources Connection, Inc.	27,650	362,492
Robert Half International, Inc.	48,160	1,282,501
Towers Watson & Co., Class A	17,900	949,595
Verisk Analytics, Inc., Class A*	45,800	2,180,538

		13,461,171

Road & Rail (0.9%)
Amerco, Inc.	3,900	414,804
Arkansas Best Corp.	16,890	133,769
Avis Budget Group, Inc.*	37,290	573,520
Con-way, Inc.	19,100	522,767
CSX Corp.	327,150	6,788,363
Dollar Thrifty Automotive Group, Inc.*	10,800	938,844
Genesee & Wyoming, Inc., Class A*	14,700	982,842
Heartland Express, Inc.	29,400	392,784
Hertz Global Holdings, Inc.*	73,200	1,005,036
J.B. Hunt Transport Services, Inc.	28,850	1,501,354
Kansas City Southern	37,850	2,868,273
Landstar System, Inc.	15,650	739,932
Norfolk Southern Corp.	100,070	6,367,454
Old Dominion Freight Line, Inc.*	21,750	655,980
Ryder System, Inc.	16,900	660,114
Swift Transportation Co.*	36,800	317,216
Union Pacific Corp.	148,360	17,610,332
Werner Enterprises, Inc.	16,000	341,920

		42,815,304

Trading Companies & Distributors (0.3%)
Air Lease Corp.*	21,000	428,400
Applied Industrial Technologies, Inc.	15,500	642,165
Beacon Roofing Supply, Inc.*	14,500	413,250
DXP Enterprises, Inc.*	230	10,987
Fastenal Co.	92,800	3,989,472
GATX Corp.	21,500	912,460
H&E Equipment Services, Inc.	750	9,090
Houston Wire & Cable Co.	910	9,792
MRC Global, Inc.*	17,600	432,784
MSC Industrial Direct Co., Inc., Class A	16,500	1,113,090
Textainer Group Holdings Ltd.	10,000	305,500
United Rentals, Inc.*	27,722	906,787
W.W. Grainger, Inc.	19,350	4,031,959
Watsco, Inc.	12,210	925,396
WESCO International, Inc.*	15,220	870,584
		15,001,716

Total Industrials		519,302,892

Information Technology (19.0%)
Communications Equipment (1.8%)
Acme Packet, Inc.*	16,510	282,321
ADTRAN, Inc.	23,500	406,080
Arris Group, Inc.*	41,000	524,390
Aruba Networks, Inc.*	27,400	616,089
Brocade Communications Systems, Inc.*	144,160	852,706
Ciena Corp.*	31,400	427,040
Cisco Systems, Inc.	1,645,970	31,421,567
EchoStar Corp., Class A*	13,900	398,374
F5 Networks, Inc.*	25,800	2,701,260
Finisar Corp.*	28,100	401,830
Harmonic, Inc.*	77,400	351,396
Harris Corp.	39,040	1,999,629
Infinera Corp.*	56,500	309,620
InterDigital, Inc.	14,200	529,376
JDS Uniphase Corp.*	76,350	945,595
Juniper Networks, Inc.*	163,400	2,795,774
Motorola Solutions, Inc.	91,021	4,601,112
NETGEAR, Inc.*	12,100	461,494
Plantronics, Inc.	17,400	614,742
Polycom, Inc.*	58,600	578,382
QUALCOMM, Inc.	526,680	32,912,233
Riverbed Technology, Inc.*	47,200	1,098,344
Tellabs, Inc.	117,460	415,808
Ubiquiti Networks, Inc.*	8,100	96,390
ViaSat, Inc.*	12,200	456,036

		86,197,588

Computers & Peripherals (4.9%)
3D Systems Corp.*	13,220	434,277
Apple, Inc.	284,950	190,135,737
Avid Technology, Inc.*	29,200	276,232
Dell, Inc.	453,044	4,467,014
Diebold, Inc.	27,650	932,081
EMC Corp.*	643,290	17,542,518
Fusion-io, Inc.*	21,000	635,670
Hewlett-Packard Co.	602,632	10,280,902
Imation Corp.*	310	1,733
Intermec, Inc.*	30,700	190,647
Lexmark International, Inc., Class A	29,690	660,603
NCR Corp.*	60,600	1,412,586
NetApp, Inc.*	120,750	3,970,260
SanDisk Corp.*	78,790	3,421,850
Stratasys, Inc.*	6,600	359,040
Synaptics, Inc.*	10,300	247,406
Western Digital Corp.	75,070	2,907,461

		237,876,017

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	50,520	2,974,618
Anixter International, Inc.	13,400	769,964
Arrow Electronics, Inc.*	34,800	1,173,108
Avnet, Inc.*	50,520	1,469,627
AVX Corp.	28,000	268,520
Cognex Corp.	14,900	515,242
Corning, Inc.	472,890	6,218,503
CTS Corp.	360	3,625
Dolby Laboratories, Inc., Class A*	20,200	661,550
FEI Co.	13,100	700,850
FLIR Systems, Inc.	59,200	1,182,520
Ingram Micro, Inc., Class A*	53,200	810,236
IPG Photonics Corp.*	9,100	521,430
Itron, Inc.*	15,310	660,627
Jabil Circuit, Inc.	68,100	1,274,832
Molex, Inc.	50,300	1,321,884
National Instruments Corp.	35,700	898,569
OSI Systems, Inc.*	6,000	467,040
Plexus Corp.*	11,400	345,306
SYNNEX Corp.*	10,900	355,122
Tech Data Corp.*	19,500	883,350
Trimble Navigation Ltd.*	38,700	1,844,442
Universal Display Corp.*	10,500	360,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Vishay Intertechnology, Inc.*	62,600	$615,358

		26,297,313

Internet Software & Services (2.2%)
Akamai Technologies, Inc.*	63,800	2,440,988
Ancestry.com, Inc.*	3,900	117,312
AOL, Inc.*	30,856	1,087,057
Bankrate, Inc.*	19,900	310,042
Bazaarvoice, Inc.*	18,800	284,820
CoStar Group, Inc.*	8,635	704,098
DealerTrack Holdings, Inc.*	13,300	370,405
Digital River, Inc.*	16,500	274,890
eBay, Inc.*	357,470	17,305,123
Equinix, Inc.*	16,300	3,358,615
ExactTarget, Inc.*	16,900	409,318
Facebook, Inc., Class A*	131,200	2,840,480
Google, Inc., Class A*	79,325	59,850,712
IAC/InterActiveCorp	24,850	1,293,691
j2 Global, Inc.	14,600	479,172
LinkedIn Corp., Class A*	19,300	2,323,720
Liquidity Services, Inc.*	5,900	296,239
OpenTable, Inc.*	5,500	228,800
Rackspace Hosting, Inc.*	36,700	2,425,503
United Online, Inc.	58,100	320,712
ValueClick, Inc.*	26,000	446,940
VeriSign, Inc.*	55,750	2,714,468
VistaPrint N.V.*	11,500	392,725
Yahoo!, Inc.*	384,150	6,136,796

		106,412,626

IT Services (3.7%)
Accenture plc, Class A	199,500	13,970,985
Acxiom Corp.*	23,800	434,826
Alliance Data Systems Corp.*	16,900	2,398,955
Amdocs Ltd.	56,210	1,854,368
Automatic Data Processing, Inc.	152,350	8,936,851
Booz Allen Hamilton Holding Corp.	22,000	304,700
Broadridge Financial Solutions, Inc.	40,810	952,097
CACI International, Inc., Class A*	8,300	429,857
Cardtronics, Inc.*	14,100	419,898
Cognizant Technology Solutions Corp., Class A*	93,950	6,568,984
Computer Sciences Corp.	56,240	1,811,490
Convergys Corp.	37,300	584,491
CoreLogic, Inc.*	39,300	1,042,629
DST Systems, Inc.	11,580	654,965
Fidelity National Information Services, Inc.	84,025	2,623,260
Fiserv, Inc.*	42,550	3,149,976
FleetCor Technologies, Inc.*	15,000	672,000
Gartner, Inc.*	32,200	1,484,098
Genpact Ltd.	41,700	695,556
Global Payments, Inc.	30,900	1,292,547
Heartland Payment Systems, Inc.	12,100	383,328
Higher One Holdings, Inc.*	20,700	279,036
International Business Machines Corp.	332,169	68,908,459
Jack Henry & Associates, Inc.	30,730	1,164,667
Lender Processing Services, Inc.	35,800	998,462
ManTech International Corp., Class A	11,200	268,800
Mastercard, Inc., Class A	33,200	14,989,136
MAXIMUS, Inc.	12,400	740,528
NeuStar, Inc., Class A*	21,290	852,239
Paychex, Inc.	106,810	3,555,705
SAIC, Inc.	116,950	1,408,078
Sapient Corp.*	34,200	364,572
Syntel, Inc.	6,400	399,424
TeleTech Holdings, Inc.*	23,050	393,003
Teradata Corp.*	55,860	4,212,403
Total System Services, Inc.	62,200	1,474,140
Unisys Corp.*	15,096	314,299
Vantiv, Inc., Class A*	16,000	344,800
VeriFone Systems, Inc.*	29,900	832,715
Visa, Inc., Class A	159,250	21,384,090
Western Union Co.	198,060	3,608,653
Wright Express Corp.*	14,500	1,010,940

		178,170,010

Office Electronics (0.1%)
Xerox Corp.	419,931	3,082,294
Zebra Technologies Corp., Class A*	17,800	668,212

		3,750,506

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	232,600	783,862
Altera Corp.	99,550	3,383,207
Analog Devices, Inc.	99,070	3,882,553
Applied Materials, Inc.	399,420	4,459,524
Atmel Corp.*	163,000	857,380
Avago Technologies Ltd.	76,000	2,649,740
Broadcom Corp., Class A*	177,270	6,129,997
Cabot Microelectronics Corp.	7,600	267,064
Cavium, Inc.*	16,300	543,279
Cirrus Logic, Inc.*	24,500	940,555
Cree, Inc.*	38,900	993,117
Cymer, Inc.*	10,700	546,342
Cypress Semiconductor Corp.*	60,100	644,272
Entegris, Inc.*	44,140	358,858
Fairchild Semiconductor International, Inc.*	45,500	596,960
First Solar, Inc.*	18,500	409,683
Freescale Semiconductor Ltd.*	25,300	240,603
GT Advanced Technologies, Inc.*	42,700	232,715
Hittite Microwave Corp.*	14,400	798,768
Intel Corp.	1,545,790	35,058,517
International Rectifier Corp.*	21,300	355,497
Intersil Corp., Class A	20,100	175,875
KLA-Tencor Corp.	54,680	2,608,509
Lam Research Corp.*	55,575	1,766,451
Linear Technology Corp.	78,450	2,498,633
LSI Corp.*	185,000	1,278,350
Marvell Technology Group Ltd.	176,630	1,616,164
Maxim Integrated Products, Inc.	95,750	2,548,865
MEMC Electronic Materials, Inc.*	100,270	275,743
Microchip Technology, Inc.	66,400	2,173,936
Micron Technology, Inc.*	308,350	1,845,475
Microsemi Corp.*	31,400	630,198
MKS Instruments, Inc.	17,300	440,977
NVIDIA Corp.*	190,160	2,536,734
OmniVision Technologies, Inc.*	19,350	270,029
ON Semiconductor Corp.*	162,500	1,002,625
Pericom Semiconductor Corp.*	710	6,166
PMC-Sierra, Inc.*	77,400	436,536
Power Integrations, Inc.	9,100	276,913
RF Micro Devices, Inc.*	89,100	351,945
Semtech Corp.*	22,600	568,390
Silicon Laboratories, Inc.*	13,440	494,054
Skyworks Solutions, Inc.*	59,100	1,392,692
SunPower Corp.*	26,650	120,192
Teradyne, Inc.*	61,310	871,828
Tessera Technologies, Inc.	22,000	300,960
Texas Instruments, Inc.	354,490	9,766,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Veeco Instruments, Inc.*	7,500	$225,150
Xilinx, Inc.	89,500	2,990,195

		103,602,278

Software (3.7%)
ACI Worldwide, Inc.*	12,500	528,250
Activision Blizzard, Inc.	143,500	1,618,680
Adobe Systems, Inc.*	154,620	5,018,965
Advent Software, Inc.*	14,000	343,980
ANSYS, Inc.*	28,900	2,121,260
Ariba, Inc.*	31,900	1,429,120
Aspen Technology, Inc.*	32,500	840,125
Autodesk, Inc.*	73,050	2,437,678
Blackbaud, Inc.	14,700	351,624
BMC Software, Inc.*	49,100	2,037,159
CA, Inc.	110,550	2,848,321
Cadence Design Systems, Inc.*	112,030	1,441,266
Citrix Systems, Inc.*	57,050	4,368,318
CommVault Systems, Inc.*	15,300	898,110
Compuware Corp.*	85,050	842,846
Comverse Technology, Inc.*	68,300	420,045
Concur Technologies, Inc.*	14,000	1,032,220
Electronic Arts, Inc.*	111,900	1,420,011
EPIQ Systems, Inc.	30,400	407,968
FactSet Research Systems, Inc.	17,100	1,648,782
Fair Isaac Corp.	13,100	579,806
Fortinet, Inc.*	40,400	975,256
Guidewire Software, Inc.*	12,700	394,335
Informatica Corp.*	37,700	1,312,337
Intuit, Inc.	91,550	5,390,464
JDA Software Group, Inc.*	14,000	444,920
Jive Software, Inc.*	17,700	278,067
Kenexa Corp.*	8,400	384,972
Mentor Graphics Corp.*	37,800	585,144
MICROS Systems, Inc.*	30,400	1,493,248
Microsoft Corp.	2,294,050	68,316,809
MicroStrategy, Inc., Class A*	2,900	388,803
NetSuite, Inc.*	8,900	567,820
Nuance Communications, Inc.*	84,490	2,102,956
Oracle Corp.	1,173,990	36,968,945
Parametric Technology Corp.*	51,050	1,112,890
Pegasystems, Inc.	11,400	331,056
QLIK Technologies, Inc.*	23,900	535,599
Quest Software, Inc.*†	23,100	646,800
RealPage, Inc.*	14,600	329,960
Red Hat, Inc.*	63,400	3,609,996
Rovi Corp.*	41,550	602,891
Salesforce.com, Inc.*	42,600	6,504,594
SolarWinds, Inc.*	19,400	1,081,356
Solera Holdings, Inc.	21,110	926,096
Sourcefire, Inc.*	9,100	446,173
Splunk, Inc.*	11,800	433,296
SS&C Technologies Holdings, Inc.* .	15,900	400,839
Symantec Corp.*	238,590	4,294,620
Synchronoss Technologies, Inc.*	12,710	291,059
Synopsys, Inc.*	48,120	1,588,922
Take-Two Interactive Software, Inc.*	25,400	264,922
TIBCO Software, Inc.*	60,140	1,818,032
TiVo, Inc.*	39,400	410,942
Tyler Technologies, Inc.*	9,400	413,788
Ultimate Software Group, Inc.*	8,500	867,850
VirnetX Holding Corp.*	13,700	348,391
VMware, Inc., Class A*	27,800	2,689,372

		182,188,054

Total Information Technology		924,494,392

Materials (3.9%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	64,980	$5,373,846
Airgas, Inc.	21,400	1,761,220
Albemarle Corp.	29,800	1,569,864
Ashland, Inc.	25,564	1,830,382
Balchem Corp.	9,600	352,608
Cabot Corp.	19,700	720,429
Celanese Corp.	52,600	1,994,066
CF Industries Holdings, Inc.	21,202	4,711,933
Chemtura Corp.*	31,600	544,152
Cytec Industries, Inc.	18,500	1,212,120
Dow Chemical Co.	376,680	10,908,653
E.I. du Pont de Nemours & Co.	287,040	14,429,501
Eastman Chemical Co.	51,028	2,909,106
Ecolab, Inc.	80,988	5,248,832
FMC Corp.	45,900	2,541,942
Georgia Gulf Corp.	10,600	383,932
H.B. Fuller Co.	16,100	493,948
Huntsman Corp.	61,000	910,730
Innophos Holdings, Inc.	6,800	329,732
International Flavors & Fragrances, Inc.	27,100	1,614,618
Intrepid Potash, Inc.*	16,500	354,420
LyondellBasell Industries N.V., Class A	98,400	5,083,344
Minerals Technologies, Inc.	5,700	404,301
Monsanto Co.	166,200	15,127,524
Mosaic Co.	93,430	5,382,502
NewMarket Corp.	3,300	813,384
Olin Corp.	29,800	647,554
PolyOne Corp.	31,700	525,269
PPG Industries, Inc.	46,400	5,328,576
Praxair, Inc.	91,800	9,536,184
Rockwood Holdings, Inc.	19,730	919,418
RPM International, Inc.	49,050	1,399,887
Scotts Miracle-Gro Co., Class A	19,400	843,318
Sensient Technologies Corp.	20,600	757,256
Sherwin-Williams Co.	26,900	4,005,679
Sigma-Aldrich Corp.	40,300	2,900,391
Spartech Corp.*	420	2,247
Valspar Corp.	31,700	1,778,370
W.R. Grace & Co.*	27,500	1,624,700
Westlake Chemical Corp.	7,200	526,032

		117,801,970

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	666,144
Martin Marietta Materials, Inc.	17,700	1,466,799
Vulcan Materials Co.	40,100	1,896,730

		4,029,673

Containers & Packaging (0.3%)
AptarGroup, Inc.	22,000	1,137,620
Ball Corp.	56,000	2,369,360
Bemis Co., Inc.	42,300	1,331,181
Crown Holdings, Inc.*	46,350	1,703,363
Greif, Inc., Class A	14,800	653,864
Owens-Illinois, Inc.*	61,850	1,160,306
Packaging Corp. of America	33,700	1,223,310
Rock-Tenn Co., Class A	23,500	1,696,230
Sealed Air Corp.	69,960	1,081,582
Silgan Holdings, Inc.	20,400	887,604
Sonoco Products Co.	32,660	1,012,133

		14,256,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Metals & Mining (0.9%)
Alcoa, Inc.	342,450	$3,030,682
Allegheny Technologies, Inc.	35,260	1,124,794
Allied Nevada Gold Corp.*	29,600	1,156,176
Carpenter Technology Corp.	14,900	779,568
Century Aluminum Co.*	21,000	150,150
Cliffs Natural Resources, Inc.	48,640	1,903,283
Coeur d’Alene Mines Corp.*	33,300	960,039
Commercial Metals Co.	49,390	651,948
Compass Minerals International, Inc.	12,400	924,916
Freeport-McMoRan Copper & Gold, Inc.	297,400	11,771,092
Globe Specialty Metals, Inc.	24,700	375,934
Hecla Mining Co.	87,500	573,125
Newmont Mining Corp.	155,500	8,709,555
Nucor Corp.	106,420	4,071,629
Olympic Steel, Inc.	20	338
Reliance Steel & Aluminum Co.	28,100	1,471,035
Royal Gold, Inc.	18,000	1,797,480
Schnitzer Steel Industries, Inc., Class A	7,800	219,570
Southern Copper Corp.	50,544	1,736,692
Steel Dynamics, Inc.	71,300	800,699
Stillwater Mining Co.*	35,300	416,187
SunCoke Energy, Inc.*	18,831	303,556
Tahoe Resources, Inc.*	25,200	513,072
Titanium Metals Corp.	26,900	345,127
United States Steel Corp.	51,590	983,821
Walter Energy, Inc.	22,000	714,120

		45,484,588

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	9,750	402,772
Domtar Corp.	14,540	1,138,337
International Paper Co.	135,450	4,919,544
Louisiana-Pacific Corp.*	42,500	531,250
MeadWestvaco Corp.	60,600	1,854,360
		8,846,263

Total Materials		190,419,047

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,796,154	67,715,006
CenturyLink, Inc.	196,979	7,957,951
Frontier Communications Corp.	374,990	1,837,451
Level 3 Communications, Inc.*	50,446	1,158,745
tw telecom, Inc.*	57,400	1,496,418
Verizon Communications, Inc.	886,440	40,395,071
Windstream Corp.	203,711	2,059,518

		122,620,160

Wireless Telecommunication Services (0.4%)
Clearwire Corp., Class A*	308,300	416,205
Crown Castle International Corp.*	90,950	5,829,895
MetroPCS Communications, Inc.*	108,050	1,265,266
NII Holdings, Inc.*	61,300	481,205
NTELOS Holdings Corp.	10,100	175,437
SBA Communications Corp., Class A*	37,500	2,358,750
Sprint Nextel Corp.*	925,625	5,109,450
Telephone & Data Systems, Inc.	34,686	888,308
U.S. Cellular Corp.*	9,900	387,387

		16,911,903

Total Telecommunication Services		139,532,063

Utilities (3.5%)
Electric Utilities (1.9%)
ALLETE, Inc.	10,500	438,270
American Electric Power Co., Inc.	148,170	6,510,590
Cleco Corp.	16,100	675,878
Duke Energy Corp.	218,185	14,138,388
Edison International	100,160	4,576,310
El Paso Electric Co.	13,900	476,075
Entergy Corp.	56,900	3,943,170
Exelon Corp.	261,756	9,313,278
FirstEnergy Corp.	128,604	5,671,436
Great Plains Energy, Inc.	51,600	1,148,616
Hawaiian Electric Industries, Inc.	34,200	899,802
IDACORP, Inc.	20,050	867,563
ITC Holdings Corp.	14,700	1,111,026
NextEra Energy, Inc.	126,550	8,900,262
Northeast Utilities	92,909	3,551,911
NV Energy, Inc.	67,400	1,213,874
OGE Energy Corp.	30,300	1,680,438
Pepco Holdings, Inc.	69,250	1,308,825
Pinnacle West Capital Corp.	32,500	1,716,000
PNM Resources, Inc.	28,700	603,561
Portland General Electric Co.	28,500	770,640
PPL Corp.	174,850	5,079,393
Southern Co.	268,650	12,382,079
UIL Holdings Corp.	18,500	663,410
UNS Energy Corp.	12,200	510,692
Westar Energy, Inc.	43,900	1,302,074
Xcel Energy, Inc.	150,480	4,169,801

		93,623,362

Gas Utilities (0.3%)
AGL Resources, Inc.	38,283	1,566,158
Atmos Energy Corp.	25,200	901,908
National Fuel Gas Co.	21,100	1,140,244
New Jersey Resources Corp.	9,800	448,056
Northwest Natural Gas Co.	8,400	413,616
ONEOK, Inc.	64,600	3,120,826
Piedmont Natural Gas Co., Inc.	19,900	646,352
Questar Corp.	66,200	1,345,846
South Jersey Industries, Inc.	12,100	640,453
Southwest Gas Corp.	17,200	760,240
UGI Corp.	33,850	1,074,737
WGL Holdings, Inc.	19,100	768,775

		12,827,211

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	205,495	2,254,280
Atlantic Power Corp.	36,800	550,528
Calpine Corp.*	116,500	2,015,450
GenOn Energy, Inc.*	272,790	690,159
NRG Energy, Inc.	63,850	1,365,751

		6,876,168

Multi-Utilities (1.1%)
Alliant Energy Corp.	34,800	1,509,972
Ameren Corp.	77,000	2,515,590
Avista Corp.	19,200	494,208
Black Hills Corp.	13,000	462,410
CenterPoint Energy, Inc.	134,050	2,855,265
CMS Energy Corp.	86,900	2,046,495
Consolidated Edison, Inc.	89,800	5,378,122
Dominion Resources, Inc.	178,750	9,463,025
DTE Energy Co.	52,800	3,164,832
Integrys Energy Group, Inc.	22,800	1,190,160
MDU Resources Group, Inc.	55,850	1,230,934
NiSource, Inc.	92,700	2,361,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
NorthWestern Corp.	11,500	$416,645
PG&E Corp.	130,520	5,569,288
Public Service Enterprise Group, Inc.	153,600	4,942,848
SCANA Corp.	38,550	1,860,809
Sempra Energy	76,990	4,965,085
TECO Energy, Inc.	59,350	1,052,869
Vectren Corp.	30,700	878,020
Wisconsin Energy Corp.	74,100	2,791,347

		55,149,920

Water Utilities (0.1%)
American Water Works Co., Inc.	54,200	2,008,652
Aqua America, Inc.	40,050	991,638

		3,000,290

Total Utilities		171,476,951

Total Common Stocks (99.3%) (Cost $3,489,288,641)		4,831,176,199

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Liberty Ventures, expiring 10/10/12* (Cost $—)	2,900	39,266

Total Investments (99.3%) (Cost $3,489,288,641)		4,831,215,465
Other Assets Less Liabilities (0.7%)		33,719,270

Net Assets (100%)		$4,864,934,735

*	Non-income producing.

†	Securities (totaling $646,800 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $27,983,700.

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	47	December-12	$3,974,696	$3,921,680	$(53,016)
S&P 500 E-Mini Index	388	December-12	28,052,454	27,823,480	(228,974)

					$(281,990)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$590,508,330	$—	$—	$590,508,330
Consumer Staples	457,179,016	—	—	457,179,016
Energy	493,561,940	—	—	493,561,940
Financials	771,377,991	—	—	771,377,991
Health Care	573,323,577	—	—	573,323,577
Industrials	519,302,892	—	—	519,302,892
Information Technology	923,847,592	—	646,800	924,494,392
Materials	190,419,047	—	—	190,419,047
Telecommunication Services	139,532,063	—	—	139,532,063
Utilities	171,476,951	—	—	171,476,951
Rights
Consumer Discretionary	39,266	—	—	39,266

Total Assets	$4,830,568,665	$—	$646,800	$4,831,215,465

Liabilities:
Futures	$(281,990)	$—	$—	$(281,990)

Total Liabilities	$(281,990)	$—	$—	$(281,990)

Total	$4,830,286,675	$—	$646,800	$4,830,933,475

(a)	A Security with a market value of $406,080 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary††	Investments in Preferred Stocks- Consumer Discretionary	Investments in Common Stocks- Information Technology
Balance as of 12/31/11	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	795	217,140
Purchases	—	—	—
Sales	—	(795)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	429,660
Transfers out of Level 3	—	—	—

Balance as of 9/30/12	$—	$—	$646,800

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—	$217,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Shares received through corporate action with $0 market value, that have transferred out of being classified as a Level 3 security.

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$131,839,484
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$466,980,159

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,735,078,609
Aggregate gross unrealized depreciation	(445,418,697)

Net unrealized appreciation	$1,289,659,912

Federal income tax cost of investments	$3,541,555,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (29.2%)
Consumer Discretionary (1.9%)
Auto Components (0.1%)
Johnson Controls, Inc.
1.750%, 3/1/14	$1,000,000	$1,015,619
5.000%, 3/30/20	819,000	934,888
4.250%, 3/1/21	680,000	744,495

		2,695,002

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	1,786,000	1,900,966

Hotels, Restaurants & Leisure (0.2%)
Darden Restaurants, Inc.
4.500%, 10/15/21	425,000	448,563
Hyatt Hotels Corp.
3.875%, 8/15/16	250,000	265,159
5.375%, 8/15/21	250,000	281,677
International Game Technology
7.500%, 6/15/19	202,000	242,046
Marriott International, Inc.
3.250%, 9/15/22	1,500,000	1,502,334
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,229,525
5.350%, 3/1/18	743,000	906,291
5.000%, 2/1/19	750,000	910,157
3.625%, 5/20/21	400,000	452,558
Starbucks Corp.
6.250%, 8/15/17	500,000	608,979
Wyndham Worldwide Corp.
4.250%, 3/1/22	1,000,000	1,020,000
Yum! Brands, Inc.
4.250%, 9/15/15	1,000,000	1,078,932
3.875%, 11/1/20	1,000,000	1,085,123

		10,031,344

Household Durables (0.0%)
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	257,118
Newell Rubbermaid, Inc.
4.700%, 8/15/20	1,037,000	1,141,651
Tupperware Brands Corp.
4.750%, 6/1/21	400,000	427,312
Whirlpool Corp.
8.600%, 5/1/14	194,000	215,600
4.850%, 6/15/21	300,000	317,754

		2,359,435

Internet & Catalog Retail (0.0%)
Expedia, Inc.
7.456%, 8/15/18	500,000	585,000
5.950%, 8/15/20	1,100,000	1,210,000

		1,795,000

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.125%, 5/15/14	1,000,000	1,077,606

Media (1.2%)
CBS Corp.
8.875%, 5/15/19	250,000	337,825
5.750%, 4/15/20	1,000,000	1,206,933
3.375%, 3/1/22	2,000,000	2,079,584
Comcast Corp.
5.300%, 1/15/14	2,346,000	2,483,392
5.900%, 3/15/16	2,262,000	2,632,546
6.500%, 1/15/17	416,000	505,847
5.700%, 7/1/19	1,189,000	1,446,937
5.150%, 3/1/20	2,500,000	2,974,152
3.125%, 7/15/22	800,000	833,262
COX Communications, Inc.
5.450%, 12/15/14	684,000	755,052
5.500%, 10/1/15	1,000,000	1,130,658
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	1,249,000	1,331,068
3.550%, 3/15/15	2,022,000	2,134,046
5.875%, 10/1/19	500,000	589,453
5.200%, 3/15/20	604,000	686,861
4.600%, 2/15/21	1,000,000	1,095,203
5.000%, 3/1/21	1,500,000	1,686,751
3.800%, 3/15/22	850,000	876,639
Discovery Communications LLC
3.700%, 6/1/15	300,000	320,527
5.050%, 6/1/20	2,000,000	2,331,174
3.300%, 5/15/22	500,000	517,408
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	712,770
Interpublic Group of Cos., Inc.
4.000%, 3/15/22	315,000	328,449
McGraw-Hill Cos., Inc.
5.900%, 11/15/17	500,000	585,731
NBCUniversal Media LLC
3.650%, 4/30/15	2,000,000	2,138,884
5.150%, 4/30/20	1,845,000	2,186,350
4.375%, 4/1/21	1,500,000	1,686,908
News America, Inc.
8.000%, 10/17/16	2,000,000	2,523,856
6.900%, 3/1/19	596,000	745,275
5.650%, 8/15/20	500,000	601,791
4.500%, 2/15/21	500,000	562,716
Omnicom Group, Inc.
6.250%, 7/15/19	473,000	578,519
4.450%, 8/15/20	1,218,000	1,355,693
3.625%, 5/1/22	1,000,000	1,048,605
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,541,000	1,969,228
Thomson Reuters Corp.
5.700%, 10/1/14	870,000	951,018
6.500%, 7/15/18	708,000	884,701
4.700%, 10/15/19	369,000	417,744
Time Warner Cable, Inc.
7.500%, 4/1/14	914,000	1,007,360
3.500%, 2/1/15	173,000	183,446
5.850%, 5/1/17	1,306,000	1,555,527
6.750%, 7/1/18	2,500,000	3,129,120
8.750%, 2/14/19	1,000,000	1,367,398
8.250%, 4/1/19	1,096,000	1,470,840
5.000%, 2/1/20	861,000	997,455
4.000%, 9/1/21	500,000	551,596
Time Warner, Inc.
5.875%, 11/15/16	1,280,000	1,519,693
4.875%, 3/15/20	2,200,000	2,548,262
4.700%, 1/15/21	1,500,000	1,729,923
3.400%, 6/15/22	400,000	424,046
Viacom, Inc.
4.375%, 9/15/14	573,000	612,529
1.250%, 2/27/15	300,000	302,332
6.250%, 4/30/16	1,205,000	1,414,735
5.625%, 9/15/19	1,391,000	1,664,725
Walt Disney Co.
4.500%, 12/15/13	2,846,000	2,981,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
6.000%, 7/17/17	$346,000	$424,343
5.500%, 3/15/19	500,000	611,883
2.750%, 8/16/21	1,000,000	1,045,256
Washington Post Co.
7.250%, 2/1/19	500,000	572,395
WPP Finance 2010
4.750%, 11/21/21	160,000	176,354
WPP Finance UK Corp.
5.875%, 6/15/14	694,000	743,705
8.000%, 9/15/14	321,000	360,148

		74,628,379

Multiline Retail (0.2%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	200,000	216,449
Kohl’s Corp.
6.250%, 12/15/17	648,000	791,736
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	400,000	428,000
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	799,000	864,918
5.900%, 12/1/16	1,500,000	1,743,750
Nordstrom, Inc.
6.750%, 6/1/14	242,000	266,002
6.250%, 1/15/18	277,000	336,372
4.750%, 5/1/20	584,000	679,041
4.000%, 10/15/21	600,000	675,669
Target Corp.
1.125%, 7/18/14	300,000	303,296
5.875%, 7/15/16	1,000,000	1,185,566
6.000%, 1/15/18	1,050,000	1,306,349
3.875%, 7/15/20	1,000,000	1,143,326

		9,940,474

Specialty Retail (0.2%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	169,505
AutoZone, Inc.
5.750%, 1/15/15	173,000	190,188
4.000%, 11/15/20	1,700,000	1,852,504
3.700%, 4/15/22	350,000	368,504
Gap, Inc.
5.950%, 4/12/21	1,000,000	1,115,363
Home Depot, Inc.
5.250%, 12/16/13	1,035,000	1,094,905
5.400%, 3/1/16	2,996,000	3,464,005
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	561,752
2.125%, 4/15/16	1,000,000	1,038,623
1.625%, 4/15/17	250,000	254,352
4.625%, 4/15/20	839,000	974,086
3.120%, 4/15/22	750,000	779,748
O’Reilly Automotive, Inc.
4.875%, 1/14/21	185,000	205,381
4.625%, 9/15/21	300,000	327,517
3.800%, 9/1/22	300,000	310,881
Staples, Inc.
9.750%, 1/15/14	1,846,000	2,039,464
TJX Cos., Inc.
4.200%, 8/15/15	200,000	217,500
6.950%, 4/15/19	385,000	493,927

		15,458,205

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	250,000	262,403

Total Consumer Discretionary		120,148,814

Consumer Staples (2.4%)
Beverages (0.8%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,153,686
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14	2,625,000	2,887,028
4.125%, 1/15/15	975,000	1,048,533
0.800%, 7/15/15	1,000,000	1,005,314
1.375%, 7/15/17	1,345,000	1,359,103
7.750%, 1/15/19	3,000,000	4,039,731
5.375%, 1/15/20	1,500,000	1,860,298
4.375%, 2/15/21	1,080,000	1,264,336
2.500%, 7/15/22	1,000,000	1,013,365
Beam, Inc.
6.375%, 6/15/14	396,000	431,906
3.250%, 5/15/22	250,000	258,726
Bottling Group LLC
6.950%, 3/15/14	1,046,000	1,144,096
5.125%, 1/15/19	846,000	1,008,687
Brown-Forman Corp.
2.500%, 1/15/16	250,000	263,268
Coca-Cola Co.
0.750%, 11/15/13	2,950,000	2,965,936
3.625%, 3/15/14	200,000	209,595
0.750%, 3/13/15	550,000	554,121
1.500%, 11/15/15	600,000	617,631
1.800%, 9/1/16	1,371,000	1,423,653
1.650%, 3/14/18	1,800,000	1,854,230
3.150%, 11/15/20	1,920,000	2,105,175
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	200,000	201,124
2.125%, 9/15/15	1,000,000	1,032,410
2.000%, 8/19/16	250,000	257,756
3.250%, 8/19/21	250,000	263,663
Diageo Capital plc
7.375%, 1/15/14	1,346,000	1,462,835
5.750%, 10/23/17	1,500,000	1,826,138
Diageo Finance B.V.
5.300%, 10/28/15	910,000	1,034,734
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,041,108
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	1,700,000	1,794,534
2.600%, 1/15/19	200,000	206,763
3.200%, 11/15/21	200,000	208,354
Molson Coors Brewing Co.
3.500%, 5/1/22	500,000	528,521
PepsiAmericas, Inc.
4.875%, 1/15/15	700,000	768,297
PepsiCo, Inc.
0.875%, 10/25/13	4,000,000	4,017,468
3.750%, 3/1/14	1,250,000	1,307,336
0.700%, 8/13/15	500,000	500,824
1.250%, 8/13/17	750,000	753,696
7.900%, 11/1/18	1,016,000	1,382,173
4.500%, 1/15/20	2,500,000	2,920,455
2.750%, 3/5/22	750,000	777,397

		50,754,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	$1,568,000	$1,888,855
CVS Caremark Corp.
3.250%, 5/18/15	1,754,000	1,864,939
6.125%, 8/15/16	346,000	412,483
5.750%, 6/1/17	1,208,000	1,453,351
6.600%, 3/15/19	949,000	1,213,349
4.750%, 5/18/20	304,000	357,294
Delhaize Group S.A.
5.875%, 2/1/14	669,000	700,466
4.125%, 4/10/19	250,000	244,494
Kroger Co.
7.500%, 1/15/14	1,346,000	1,460,755
3.900%, 10/1/15	639,000	694,183
6.150%, 1/15/20	1,346,000	1,641,546
3.400%, 4/15/22	350,000	364,894
Safeway, Inc.
6.350%, 8/15/17	208,000	234,018
5.000%, 8/15/19	346,000	363,377
3.950%, 8/15/20	1,120,000	1,089,148
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,360,311
Walgreen Co.
1.000%, 3/13/15	318,000	319,062
1.800%, 9/15/17	700,000	707,188
5.250%, 1/15/19	500,000	584,368
3.100%, 9/15/22	250,000	253,611
Wal-Mart Stores, Inc.
3.200%, 5/15/14	3,800,000	3,969,352
2.250%, 7/8/15	1,500,000	1,570,132
2.800%, 4/15/16	3,000,000	3,218,450
5.800%, 2/15/18	346,000	429,841
4.125%, 2/1/19	1,750,000	1,997,450
3.250%, 10/25/20	2,500,000	2,750,289

		31,143,206

Food Products (0.6%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,565,012
Bunge Ltd. Finance Corp.
5.350%, 4/15/14	300,000	316,916
5.100%, 7/15/15	488,000	526,492
8.500%, 6/15/19	565,000	715,432
Campbell Soup Co.
3.375%, 8/15/14	339,000	356,025
3.050%, 7/15/17	269,000	290,393
4.500%, 2/15/19	521,000	601,364
2.500%, 8/2/22	363,000	361,823
ConAgra Foods, Inc.
1.350%, 9/10/15	150,000	151,278
2.100%, 3/15/18	250,000	253,960
7.000%, 4/15/19	1,000,000	1,274,783
General Mills, Inc.
5.200%, 3/17/15	500,000	552,490
5.700%, 2/15/17	2,500,000	2,979,639
5.650%, 2/15/19	846,000	1,024,981
3.150%, 12/15/21	2,000,000	2,086,366
H.J. Heinz Co.
2.850%, 3/1/22	2,000,000	2,043,810
Hershey Co.
4.850%, 8/15/15	452,000	502,055
1.500%, 11/1/16	200,000	205,614
4.125%, 12/1/20	500,000	565,364
Hillshire Brands Co.
2.750%, 9/15/15	1,000,000	1,024,119
Hormel Foods Corp.
4.125%, 4/15/21	250,000	283,382
Ingredion, Inc.
3.200%, 11/1/15	269,000	283,892
1.800%, 9/25/17	250,000	250,843
4.625%, 11/1/20	269,000	301,454
J.M. Smucker Co.
3.500%, 10/15/21	600,000	639,927
Kellogg Co.
4.450%, 5/30/16	520,000	580,721
3.250%, 5/21/18	290,000	316,773
4.150%, 11/15/19	500,000	566,808
4.000%, 12/15/20	600,000	673,139
3.125%, 5/17/22	500,000	521,659
Kraft Foods Group, Inc.
6.125%, 8/23/18§	1,000,000	1,236,501
5.375%, 2/10/20§	1,000,000	1,205,058
Kraft Foods, Inc.
6.750%, 2/19/14	750,000	811,587
4.125%, 2/9/16	2,904,000	3,188,078
6.125%, 2/1/18	1,866,000	2,282,733
5.375%, 2/10/20	3,108,000	3,744,545
McCormick & Co., Inc.
3.900%, 7/15/21	150,000	166,172
Mead Johnson Nutrition Co.
3.500%, 11/1/14	469,000	488,077
4.900%, 11/1/19	704,000	806,343
Tyson Foods, Inc.
4.500%, 6/15/22	1,000,000	1,045,000

		36,790,608

Household Products (0.2%)
Church & Dwight Co., Inc.
3.350%, 12/15/15	150,000	159,158
Clorox Co.
3.550%, 11/1/15	269,000	286,945
3.800%, 11/15/21	500,000	540,803
3.050%, 9/15/22	610,000	619,701
Colgate-Palmolive Co.
3.150%, 8/5/15	1,042,000	1,118,690
2.300%, 5/3/22	1,000,000	1,010,936
Energizer Holdings, Inc.
4.700%, 5/19/21	500,000	527,691
Kimberly-Clark Corp.
6.125%, 8/1/17	1,708,000	2,111,225
7.500%, 11/1/18	700,000	939,511
Procter & Gamble Co.
0.700%, 8/15/14	2,000,000	2,010,207
4.950%, 8/15/14	525,000	569,128
1.800%, 11/15/15	1,000,000	1,037,705
4.850%, 12/15/15	708,000	803,471
4.700%, 2/15/19	2,046,000	2,419,902

		14,155,073

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	734,381
6.500%, 3/1/19	1,000,000	1,108,360

		1,842,741

Tobacco (0.3%)
Altria Group, Inc.
8.500%, 11/10/13	1,048,000	1,135,839
4.125%, 9/11/15	1,500,000	1,641,952
9.700%, 11/10/18	779,000	1,117,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
9.250%, 8/6/19	$2,193,000	$3,103,863
4.750%, 5/5/21	750,000	858,721
2.850%, 8/9/22	1,500,000	1,485,295
Lorillard Tobacco Co.
3.500%, 8/4/16	355,000	376,196
8.125%, 6/23/19	407,000	522,057
6.875%, 5/1/20	1,104,000	1,351,232
Philip Morris International, Inc.
6.875%, 3/17/14	1,000,000	1,091,495
2.500%, 5/16/16	600,000	634,206
1.625%, 3/20/17	250,000	256,009
1.125%, 8/21/17	1,000,000	998,749
5.650%, 5/16/18	2,164,000	2,648,920
4.500%, 3/26/20	1,000,000	1,173,946
4.125%, 5/17/21	300,000	338,684
2.500%, 8/22/22	1,000,000	990,736
Reynolds American, Inc.
7.625%, 6/1/16	523,000	629,419
6.750%, 6/15/17	900,000	1,087,908

		21,443,212

Total Consumer Staples		156,128,844

Energy (2.7%)
Energy Equipment & Services (0.2%)
BJ Services Co.
6.000%, 6/1/18	200,000	248,466
Cameron International Corp.
6.375%, 7/15/18	200,000	245,175
4.500%, 6/1/21	350,000	390,474
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	500,000	558,885
5.875%, 5/1/19	750,000	928,044
Ensco plc
4.700%, 3/15/21	2,000,000	2,255,085
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	252,628
3.450%, 10/1/22	400,000	405,858
Halliburton Co.
6.150%, 9/15/19	1,623,000	2,065,172
Rowan Cos., Inc.
7.875%, 8/1/19	280,000	347,533
Transocean, Inc.
4.950%, 11/15/15	2,073,000	2,267,443
6.000%, 3/15/18	545,000	636,351
6.500%, 11/15/20	1,039,000	1,241,657
Weatherford International Ltd.
5.500%, 2/15/16	519,000	572,377
6.000%, 3/15/18	208,000	238,339
9.625%, 3/1/19	1,265,000	1,664,142
5.125%, 9/15/20	1,000,000	1,088,381
4.500%, 4/15/22	250,000	261,011

		15,667,021

Oil, Gas & Consumable Fuels (2.5%)
Anadarko Petroleum Corp.
5.750%, 6/15/14	500,000	538,657
5.950%, 9/15/16	1,161,000	1,349,884
6.375%, 9/15/17	1,500,000	1,807,368
8.700%, 3/15/19	789,000	1,059,348
Apache Corp.
5.625%, 1/15/17	500,000	597,323
1.750%, 4/15/17	500,000	516,145
3.625%, 2/1/21	1,000,000	1,105,480
3.250%, 4/15/22	500,000	536,942
Buckeye Partners LP
5.500%, 8/15/19	404,000	440,052
4.875%, 2/1/21	1,220,000	1,242,078
Canadian Natural Resources Ltd.
5.700%, 5/15/17	1,833,000	2,183,142
Cenovus Energy, Inc.
4.500%, 9/15/14	596,000	638,436
5.700%, 10/15/19	1,308,000	1,602,087
Chevron Corp.
3.950%, 3/3/14	900,000	945,551
4.950%, 3/3/19	1,346,000	1,627,134
ConocoPhillips
4.750%, 2/1/14	860,000	909,544
5.750%, 2/1/19	2,000,000	2,482,330
6.000%, 1/15/20	1,000,000	1,282,640
Devon Energy Corp.
2.400%, 7/15/16	500,000	522,741
6.300%, 1/15/19	1,000,000	1,249,669
4.000%, 7/15/21	500,000	560,335
3.250%, 5/15/22	750,000	781,122
Ecopetrol S.A.
7.625%, 7/23/19	1,500,000	1,923,750
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	500,000	577,474
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	407,805
5.200%, 3/15/20	1,081,000	1,240,134
4.200%, 9/15/21	500,000	542,131
Enbridge, Inc.
5.800%, 6/15/14	500,000	538,435
4.900%, 3/1/15	500,000	544,378
EnCana Corp.
4.750%, 10/15/13	463,000	480,409
5.900%, 12/1/17	1,569,000	1,863,667
6.500%, 5/15/19	518,000	620,464
Energy Transfer Partners LP
6.700%, 7/1/18	844,000	996,560
9.700%, 3/15/19	346,000	457,507
9.000%, 4/15/19	700,000	903,013
5.200%, 2/1/22	1,000,000	1,111,982
Enterprise Products Operating LLC
9.750%, 1/31/14	1,721,000	1,919,504
1.250%, 8/13/15	122,000	122,956
3.200%, 2/1/16	2,000,000	2,138,698
5.200%, 9/1/20	1,500,000	1,778,003
4.050%, 2/15/22	500,000	547,543
EOG Resources, Inc.
2.950%, 6/1/15	1,750,000	1,851,497
5.625%, 6/1/19	847,000	1,041,694
4.100%, 2/1/21	1,500,000	1,704,947
EQT Corp.
6.500%, 4/1/18	500,000	584,342
8.125%, 6/1/19	927,000	1,135,198
Gulf South Pipeline Co. LP
4.000%, 6/15/22§	750,000	784,604
Hess Corp.
8.125%, 2/15/19	990,000	1,301,351
Husky Energy, Inc.
5.900%, 6/15/14	1,743,000	1,892,062
7.250%, 12/15/19	145,000	187,112
3.950%, 4/15/22	2,000,000	2,136,572
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	500,000	525,332
5.625%, 2/15/15	1,135,000	1,264,081
6.000%, 2/1/17	535,000	632,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
9.000%, 2/1/19	$693,000	$931,634
6.850%, 2/15/20	811,000	1,033,580
5.300%, 9/15/20	52,000	60,789
5.800%, 3/1/21	1,000,000	1,207,061
4.150%, 3/1/22	500,000	539,330
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	217,972
6.550%, 7/15/19	187,000	229,180
4.250%, 2/1/21	524,000	572,718
Marathon Oil Corp.
6.000%, 10/1/17	500,000	605,112
5.900%, 3/15/18	160,000	192,843
Marathon Petroleum Corp.
3.500%, 3/1/16	1,720,000	1,829,520
5.125%, 3/1/21	135,000	156,157
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	938,216
9.250%, 1/15/19	1,000,000	1,307,909
5.000%, 9/15/20	700,000	778,812
Nexen, Inc.
6.200%, 7/30/19	500,000	597,905
Noble Energy, Inc.
8.250%, 3/1/19	798,000	1,029,420
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	530,547
2.500%, 3/15/17	400,000	412,194
4.900%, 8/1/20	477,000	532,842
4.625%, 3/1/21	1,000,000	1,107,211
Occidental Petroleum Corp.
2.500%, 2/1/16	300,000	317,082
4.125%, 6/1/16	473,000	529,801
1.750%, 2/15/17	400,000	413,871
1.500%, 2/15/18	500,000	508,039
4.100%, 2/1/21	1,750,000	2,023,579
ONEOK Partners LP
3.250%, 2/1/16	200,000	211,074
8.625%, 3/1/19	1,346,000	1,792,316
PC Financial Partnership
5.000%, 11/15/14	600,000	653,830
Pemex Project Funding Master Trust
5.750%, 3/1/18	693,000	811,156
Petrobras International Finance Co.
3.875%, 1/27/16	3,000,000	3,161,550
6.125%, 10/6/16	846,000	961,530
3.500%, 2/6/17	1,000,000	1,042,430
5.875%, 3/1/18	208,000	236,517
7.875%, 3/15/19	1,708,000	2,138,330
5.750%, 1/20/20	4,423,000	5,021,963
5.375%, 1/27/21	3,500,000	3,931,970
Petrohawk Energy Corp.
6.250%, 6/1/19	1,000,000	1,126,873
Petroleos Mexicanos
4.875%, 3/15/15	3,000,000	3,231,000
8.000%, 5/3/19	1,500,000	1,970,250
6.000%, 3/5/20	2,823,000	3,387,600
4.875%, 1/24/22	1,500,000	1,691,250
Phillips 66
2.950%, 5/1/17§	1,700,000	1,785,872
4.300%, 4/1/22§	2,000,000	2,170,676
Pioneer Natural Resources Co.
6.650%, 3/15/17	1,500,000	1,774,884
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	1,000,000	1,089,910
6.500%, 5/1/18	346,000	432,322
8.750%, 5/1/19	304,000	410,744
5.000%, 2/1/21	1,000,000	1,170,143
Shell International Finance B.V.
4.000%, 3/21/14	1,000,000	1,052,043
3.100%, 6/28/15	3,000,000	3,209,990
1.125%, 8/21/17	1,000,000	1,002,469
4.300%, 9/22/19	1,485,000	1,734,080
4.375%, 3/25/20	1,429,000	1,682,213
2.375%, 8/21/22	1,000,000	1,009,417
Southwestern Energy Co.
4.100%, 3/15/22§	1,250,000	1,322,591
Spectra Energy Capital LLC
6.200%, 4/15/18	846,000	1,017,525
8.000%, 10/1/19	345,000	451,116
Statoil ASA
3.875%, 4/15/14	173,000	181,874
2.900%, 10/15/14	1,000,000	1,047,239
3.125%, 8/17/17	2,000,000	2,194,865
5.250%, 4/15/19	2,288,000	2,782,448
3.150%, 1/23/22	1,000,000	1,071,685
Suncor Energy, Inc.
6.100%, 6/1/18	1,500,000	1,847,602
Talisman Energy, Inc.
7.750%, 6/1/19	1,262,000	1,603,912
Total Capital Canada Ltd.
1.625%, 1/28/14	490,000	498,434
Total Capital International S.A.
1.550%, 6/28/17	1,000,000	1,017,678
Total Capital S.A.
3.000%, 6/24/15	500,000	532,532
3.125%, 10/2/15	500,000	536,704
2.300%, 3/15/16	2,500,000	2,626,907
4.450%, 6/24/20	500,000	583,877
4.125%, 1/28/21	1,000,000	1,141,950
4.250%, 12/15/21	500,000	581,806
TransCanada PipeLines Ltd.
3.400%, 6/1/15	1,500,000	1,594,112
7.125%, 1/15/19	1,193,000	1,541,142
3.800%, 10/1/20	1,000,000	1,119,685
6.350%, 5/15/67(l)	1,171,000	1,241,260
Valero Energy Corp.
4.500%, 2/1/15	121,000	130,478
6.125%, 6/15/17	500,000	609,220
9.375%, 3/15/19	354,000	481,558
6.125%, 2/1/20	1,060,000	1,280,463
Williams Partners LP
3.800%, 2/15/15	419,000	445,633
5.250%, 3/15/20	1,529,000	1,779,132
4.000%, 11/15/21	750,000	809,404
3.350%, 8/15/22	1,000,000	1,020,817
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	401,374
XTO Energy, Inc.
6.250%, 8/1/17	1,000,000	1,260,548

		160,986,521

Total Energy		176,653,542

Financials (12.4%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,611,000	2,079,693
Bank of New York Mellon Corp.
1.500%, 1/31/14	300,000	303,853
4.300%, 5/15/14	885,000	938,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
1.200%, 2/20/15	$780,000	$789,101
2.950%, 6/18/15	2,000,000	2,116,852
4.150%, 2/1/21	1,800,000	2,013,519
3.550%, 9/23/21	650,000	698,488
Bear Stearns Cos. LLC
5.700%, 11/15/14	208,000	227,498
5.300%, 10/30/15	586,000	649,450
5.550%, 1/22/17	2,721,000	3,095,696
6.400%, 10/2/17	1,346,000	1,620,480
7.250%, 2/1/18	2,070,000	2,584,591
BlackRock, Inc.
3.500%, 12/10/14	1,573,000	1,671,321
5.000%, 12/10/19	1,273,000	1,497,684
Charles Schwab Corp.
4.450%, 7/22/20	750,000	848,768
3.225%, 9/1/22§	785,000	782,351
Deutsche Bank AG/London
3.875%, 8/18/14	1,000,000	1,045,930
3.450%, 3/30/15	1,346,000	1,417,437
3.250%, 1/11/16	2,000,000	2,116,805
6.000%, 9/1/17	1,346,000	1,605,014
Franklin Resources, Inc.
3.125%, 5/20/15	1,100,000	1,162,088
Goldman Sachs Group, Inc.
5.250%, 10/15/13	1,921,000	2,006,769
5.150%, 1/15/14	346,000	364,089
6.000%, 5/1/14	4,000,000	4,299,586
5.125%, 1/15/15	1,938,000	2,084,487
3.700%, 8/1/15	3,000,000	3,163,431
5.350%, 1/15/16	1,941,000	2,154,814
3.625%, 2/7/16	3,000,000	3,159,254
5.625%, 1/15/17	1,800,000	1,982,461
6.250%, 9/1/17	1,500,000	1,758,855
5.950%, 1/18/18	6,451,000	7,464,846
7.500%, 2/15/19	2,999,000	3,709,207
5.375%, 3/15/20	3,000,000	3,345,293
6.000%, 6/15/20	1,116,000	1,290,263
5.250%, 7/27/21	1,505,000	1,653,849
5.750%, 1/24/22	4,000,000	4,602,760
Jefferies Group, Inc.
3.875%, 11/9/15	1,250,000	1,266,520
8.500%, 7/15/19	1,446,000	1,674,121
Lazard Group LLC
7.125%, 5/15/15	400,000	438,000
Merrill Lynch & Co., Inc.
5.300%, 9/30/15	1,000,000	1,108,688
6.050%, 5/16/16	2,503,000	2,722,501
5.700%, 5/2/17	2,000,000	2,165,524
6.400%, 8/28/17	1,741,000	2,018,874
6.875%, 4/25/18	3,124,000	3,746,140
6.875%, 11/15/18	130,000	157,144
Morgan Stanley
4.750%, 4/1/14	2,193,000	2,271,451
6.000%, 5/13/14	1,500,000	1,593,422
2.875%, 7/28/14	945,000	966,348
4.100%, 1/26/15	4,000,000	4,139,313
6.000%, 4/28/15	2,500,000	2,701,686
4.000%, 7/24/15	1,500,000	1,562,004
5.375%, 10/15/15	2,246,000	2,420,065
5.750%, 10/18/16	1,000,000	1,107,829
4.750%, 3/22/17	500,000	534,036
5.550%, 4/27/17	6,750,000	7,399,552
6.625%, 4/1/18	2,473,000	2,791,448
7.300%, 5/13/19	1,500,000	1,772,586
5.625%, 9/23/19	2,039,000	2,222,889
5.500%, 7/24/20	1,522,000	1,643,772
5.750%, 1/25/21	3,500,000	3,822,135
5.500%, 7/28/21	2,010,000	2,184,194
Nomura Holdings, Inc.
5.000%, 3/4/15	777,000	820,500
4.125%, 1/19/16	3,000,000	3,108,069
6.700%, 3/4/20	653,000	755,059
Northern Trust Corp.
4.625%, 5/1/14	175,000	186,145
3.450%, 11/4/20	700,000	755,318
3.375%, 8/23/21	375,000	403,055
2.375%, 8/2/22	500,000	494,265
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	262,208
8.600%, 8/15/19	339,000	414,188
TD Ameritrade Holding Corp.
4.150%, 12/1/14	680,000	725,276

		134,658,964

Commercial Banks (4.0%)
American Express Bank FSB
6.000%, 9/13/17	500,000	605,506
American Express Centurion Bank
6.000%, 9/13/17	1,000,000	1,211,012
Associated Banc-Corp
5.125%, 3/28/16	500,000	549,543
Australia & New Zealand Banking Group Ltd./New York
1.875%, 10/6/17	500,000	501,734
Banco de Credito e Inversiones
3.000%, 9/13/17§	500,000	500,000
Bancolombia S.A.
4.250%, 1/12/16	500,000	517,500
5.125%, 9/11/22	2,000,000	2,021,473
Bank of Montreal
2.500%, 1/11/17	1,000,000	1,056,596
1.400%, 9/11/17	1,500,000	1,496,994
Bank of Nova Scotia
2.375%, 12/17/13	650,000	664,745
1.850%, 1/12/15	500,000	513,818
3.400%, 1/22/15	1,193,000	1,268,109
2.050%, 10/7/15	3,000,000	3,107,340
2.900%, 3/29/16	1,000,000	1,066,560
4.375%, 1/13/21	1,000,000	1,153,265
Barclays Bank plc
2.375%, 1/13/14	2,000,000	2,029,056
5.200%, 7/10/14	1,000,000	1,067,935
3.900%, 4/7/15	2,000,000	2,121,145
5.140%, 10/14/20	1,750,000	1,790,855
BB&T Corp.
2.050%, 4/28/14	1,000,000	1,021,810
5.200%, 12/23/15	35,000	39,100
3.200%, 3/15/16	1,000,000	1,071,117
3.950%, 4/29/16	954,000	1,053,798
4.900%, 6/30/17	693,000	787,139
1.600%, 8/15/17	1,200,000	1,223,211
5.250%, 11/1/19	460,000	530,148
3.950%, 3/22/22	100,000	110,165
BBVA Banco Continental S.A.
5.000%, 8/26/22§	250,000	256,250
BNP Paribas S.A.
3.250%, 3/11/15	4,500,000	4,671,477
5.000%, 1/15/21	2,000,000	2,196,210
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	500,000	524,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Comerica Bank
Series AI
5.700%, 6/1/14	$500,000	$535,065
Comerica, Inc.
3.000%, 9/16/15	1,000,000	1,057,832
Commonwealth Bank of Australia/New York
1.950%, 3/16/15	997,000	1,017,054
1.900%, 9/18/17	1,000,000	1,001,325
Compass Bank
6.400%, 10/1/17	300,000	316,613
5.500%, 4/1/20	1,226,000	1,238,920
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	1,000,000	1,061,314
Credit Suisse AG/New York
2.200%, 1/14/14	3,000,000	3,050,121
3.500%, 3/23/15	3,000,000	3,170,067
5.300%, 8/13/19	1,346,000	1,579,392
4.375%, 8/5/20	2,000,000	2,231,198
Deutsche Bank Financial LLC
5.375%, 3/2/15	500,000	531,077
Discover Bank/Delaware
8.700%, 11/18/19	1,500,000	1,932,000
7.000%, 4/15/20	750,000	900,000
Fifth Third Bancorp
3.625%, 1/25/16	1,500,000	1,617,742
4.500%, 6/1/18	1,000,000	1,100,582
First Horizon National Corp.
5.375%, 12/15/15	1,000,000	1,097,647
Glitnir Banki hf
0.000%, 10/15/08*(b)(h)§	4,650,000	1,255,500
HSBC Bank USA/New York
4.625%, 4/1/14	1,416,000	1,492,099
6.000%, 8/9/17	500,000	572,359
4.875%, 8/24/20	1,000,000	1,080,257
HSBC Holdings plc
5.100%, 4/5/21	2,250,000	2,586,923
4.875%, 1/14/22	500,000	573,759
4.000%, 3/30/22	1,500,000	1,611,803
Huntington BancShares, Inc.
7.000%, 12/15/20	80,000	97,180
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	2,850,000	3,376,623
KeyBank N.A./Ohio
5.800%, 7/1/14	1,300,000	1,400,084
KeyCorp
3.750%, 8/13/15	500,000	539,462
5.100%, 3/24/21	1,000,000	1,168,623
KfW
4.000%, 10/15/13	2,262,000	2,347,796
1.375%, 1/13/14	4,000,000	4,042,829
3.500%, 3/10/14	4,886,000	5,094,314
4.125%, 10/15/14	4,708,000	5,075,309
2.750%, 10/21/14	1,000,000	1,044,886
1.000%, 1/12/15	4,000,000	4,038,734
2.625%, 3/3/15	4,000,000	4,199,583
0.625%, 4/24/15	2,000,000	2,005,568
2.625%, 2/16/16	5,000,000	5,304,451
5.125%, 3/14/16	3,000,000	3,436,149
4.875%, 1/17/17	2,965,000	3,446,091
0.875%, 9/5/17	2,000,000	1,991,618
4.375%, 3/15/18	3,000,000	3,513,670
4.500%, 7/16/18	2,109,000	2,487,722
4.875%, 6/17/19	1,500,000	1,823,141
4.000%, 1/27/20	8,039,000	9,334,286
2.750%, 9/8/20	1,000,000	1,075,983
2.375%, 8/25/21	1,500,000	1,560,956
2.625%, 1/25/22	2,500,000	2,637,053
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	107,471
Landwirtschaftliche Rentenbank
3.125%, 7/15/15	2,000,000	2,138,558
2.500%, 2/15/16	2,000,000	2,118,354
5.125%, 2/1/17	1,635,000	1,926,987
0.875%, 9/12/17	1,000,000	1,004,378
2.375%, 9/13/17	1,000,000	1,066,072
Lloyds TSB Bank plc
4.875%, 1/21/16	2,000,000	2,194,282
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	602,424
Mellon Funding Corp.
5.000%, 12/1/14	500,000	539,433
5.500%, 11/15/18	1,000,000	1,163,359
National Australia Bank Ltd./New York
1.600%, 8/7/15	700,000	706,022
2.750%, 3/9/17	1,800,000	1,877,451
National City Corp.
4.900%, 1/15/15	520,000	569,801
Oesterreichische Kontrollbank AG
1.375%, 1/21/14	2,000,000	2,017,492
4.875%, 2/16/16	1,943,000	2,189,040
5.000%, 4/25/17	1,346,000	1,558,053
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,151,764
PNC Funding Corp.
5.400%, 6/10/14	200,000	215,357
3.625%, 2/8/15	1,700,000	1,809,737
4.250%, 9/21/15	1,000,000	1,098,030
2.700%, 9/19/16	800,000	854,008
5.625%, 2/1/17	1,800,000	2,073,437
6.700%, 6/10/19	500,000	637,443
5.125%, 2/8/20	269,000	321,852
4.375%, 8/11/20	1,839,000	2,125,834
Rabobank Nederland N.V.
2.125%, 10/13/15	2,500,000	2,579,559
4.500%, 1/11/21	1,500,000	1,675,724
3.875%, 2/8/22	2,000,000	2,128,445
Royal Bank of Canada
1.150%, 3/13/15	150,000	152,068
2.625%, 12/15/15	1,000,000	1,058,697
2.300%, 7/20/16	2,200,000	2,293,446
Royal Bank of Scotland Group plc
4.875%, 3/16/15	1,700,000	1,824,249
2.550%, 9/18/15	500,000	504,610
6.400%, 10/21/19	1,010,000	1,163,169
Royal Bank of Scotland plc
3.250%, 1/11/14	1,000,000	1,024,611
3.950%, 9/21/15	1,500,000	1,595,191
4.375%, 3/16/16	1,500,000	1,617,442
Santander Holdings USA, Inc./Pennsylvania
3.000%, 9/24/15	70,000	70,656
4.625%, 4/19/16	245,000	255,613
SouthTrust Corp.
5.800%, 6/15/14	1,028,000	1,105,212
Sovereign Bank/Delaware
8.750%, 5/30/18	500,000	579,646
Sumitomo Mitsui Banking Corp.
1.350%, 7/18/15	750,000	754,925
1.800%, 7/18/17	750,000	759,564
3.200%, 7/18/22	750,000	764,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
SunTrust Banks, Inc.
3.600%, 4/15/16	$1,000,000	$1,063,507
6.000%, 9/11/17	500,000	577,923
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	33,828
7.250%, 3/15/18	846,000	1,018,315
SVB Financial Group
5.375%, 9/15/20	160,000	180,233
Svenska Handelsbanken AB
3.125%, 7/12/16	1,250,000	1,321,430
Toronto-Dominion Bank
1.375%, 7/14/14	500,000	508,401
2.500%, 7/14/16	1,250,000	1,321,838
2.375%, 10/19/16	1,250,000	1,318,279
U.S. Bancorp
4.200%, 5/15/14	523,000	554,213
3.150%, 3/4/15	500,000	530,859
2.450%, 7/27/15	1,000,000	1,051,482
3.442%, 2/1/16	1,000,000	1,049,905
4.125%, 5/24/21	1,000,000	1,139,490
2.950%, 7/15/22	2,000,000	2,007,386
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,500,000	1,629,849
3.778%, 4/29/20(l)	1,000,000	1,057,500
UBS AG/Connecticut
2.250%, 1/28/14	300,000	304,676
3.875%, 1/15/15	3,000,000	3,159,017
5.875%, 7/15/16	600,000	656,939
5.875%, 12/20/17	1,943,000	2,296,383
5.750%, 4/25/18	1,416,000	1,661,232
4.875%, 8/4/20	3,000,000	3,372,480
Union Bank N.A.
2.125%, 12/16/13	1,500,000	1,524,239
UnionBanCal Corp.
3.500%, 6/18/22	500,000	526,040
Wachovia Corp.
5.250%, 8/1/14	2,748,000	2,942,321
5.625%, 10/15/16	1,447,000	1,676,043
5.750%, 6/15/17	110,000	130,944
5.750%, 2/1/18	3,846,000	4,638,199
Wells Fargo & Co.
4.950%, 10/16/13	500,000	521,529
3.750%, 10/1/14	2,154,000	2,282,643
5.000%, 11/15/14	500,000	537,381
3.625%, 4/15/15	4,000,000	4,279,447
1.500%, 7/1/15	1,250,000	1,270,715
5.125%, 9/15/16	55,000	62,045
2.625%, 12/15/16	2,000,000	2,110,465
5.625%, 12/11/17	2,560,000	3,072,177
4.600%, 4/1/21	2,000,000	2,305,639
3.500%, 3/8/22	1,500,000	1,592,339
Westpac Banking Corp.
3.000%, 8/4/15	3,750,000	3,945,666
1.125%, 9/25/15	1,000,000	999,633
2.000%, 8/14/17	1,500,000	1,513,850
4.875%, 11/19/19	1,500,000	1,720,164
Zions Bancorp
7.750%, 9/23/14	500,000	545,787

		260,367,337

Consumer Finance (1.4%)
American Express Co.
7.250%, 5/20/14	1,334,000	1,472,246
7.000%, 3/19/18	3,500,000	4,439,249
8.125%, 5/20/19	1,062,000	1,437,689
American Express Credit Corp.
5.125%, 8/25/14	500,000	541,643
1.750%, 6/12/15	1,442,000	1,473,507
2.750%, 9/15/15	3,000,000	3,152,665
2.375%, 3/24/17	1,000,000	1,048,531
Capital One Bank USA N.A.
8.800%, 7/15/19	1,500,000	1,985,161
Capital One Financial Corp.
7.375%, 5/23/14	1,596,000	1,763,788
2.125%, 7/15/14	250,000	255,104
2.150%, 3/23/15	750,000	767,799
5.500%, 6/1/15	500,000	560,237
3.150%, 7/15/16	300,000	317,778
6.150%, 9/1/16	569,000	645,730
6.750%, 9/15/17	1,346,000	1,643,362
4.750%, 7/15/21	500,000	567,358
Caterpillar Financial Services Corp.
1.550%, 12/20/13	2,000,000	2,025,914
6.125%, 2/17/14	896,000	964,872
1.050%, 3/26/15	500,000	504,980
2.750%, 6/24/15	2,000,000	2,111,737
2.050%, 8/1/16	1,500,000	1,557,465
1.750%, 3/24/17	500,000	512,527
5.450%, 4/15/18	1,000,000	1,202,781
7.150%, 2/15/19	2,020,000	2,651,317
2.850%, 6/1/22	500,000	519,492
Discover Financial Services
6.450%, 6/12/17	498,000	570,210
Ford Motor Credit Co. LLC
2.750%, 5/15/15	5,000,000	5,081,500
2.500%, 1/15/16	2,500,000	2,531,250
3.000%, 6/12/17	4,500,000	4,570,200
5.875%, 8/2/21	5,000,000	5,683,000
4.250%, 9/20/22	2,500,000	2,555,000
HSBC Finance Corp.
5.000%, 6/30/15	901,000	970,492
5.500%, 1/19/16	2,000,000	2,204,851
6.676%, 1/15/21	3,387,000	3,926,524
HSBC USA, Inc.
5.000%, 9/27/20	500,000	534,197
John Deere Capital Corp.
1.250%, 12/2/14	500,000	507,956
2.950%, 3/9/15	500,000	527,109
0.875%, 4/17/15	500,000	504,159
0.700%, 9/4/15	1,000,000	1,001,085
5.500%, 4/13/17	208,000	247,008
2.800%, 9/18/17	1,000,000	1,086,405
1.200%, 10/10/17	1,000,000	1,003,073
5.750%, 9/10/18	1,108,000	1,373,354
2.250%, 4/17/19	500,000	520,268
3.900%, 7/12/21	350,000	394,671
3.150%, 10/15/21	500,000	535,071
2.750%, 3/15/22	1,000,000	1,033,860
MBNA Corp.
5.000%, 6/15/15	100,000	108,512
PACCAR Financial Corp.
0.750%, 8/14/15	500,000	500,672
1.600%, 3/15/17	750,000	765,613
SLM Corp.
5.000%, 10/1/13	693,000	712,057
5.375%, 5/15/14	1,473,000	1,546,650
6.250%, 1/25/16	2,500,000	2,700,000
8.450%, 6/15/18	1,069,000	1,245,385
8.000%, 3/25/20	2,423,000	2,762,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Toyota Motor Credit Corp.
3.200%, 6/17/15	$500,000	$533,890
0.875%, 7/17/15	1,800,000	1,809,160
2.800%, 1/11/16	1,800,000	1,910,193
2.000%, 9/15/16	750,000	779,935
1.750%, 5/22/17	1,000,000	1,027,229
4.500%, 6/17/20	300,000	346,671
4.250%, 1/11/21	1,300,000	1,489,286
3.400%, 9/15/21	750,000	810,212

		90,531,860

Diversified Financial Services (3.0%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	535,115
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	446,000	463,840
Bank of America Corp.
5.125%, 11/15/14	1,000,000	1,070,842
4.500%, 4/1/15	3,000,000	3,214,843
3.700%, 9/1/15	1,500,000	1,579,978
5.250%, 12/1/15	2,000,000	2,146,732
6.500%, 8/1/16	3,285,000	3,794,300
5.625%, 10/14/16	1,986,000	2,242,767
3.875%, 3/22/17	1,000,000	1,073,268
6.000%, 9/1/17	5,060,000	5,845,854
5.750%, 12/1/17	1,500,000	1,717,682
5.650%, 5/1/18	3,639,000	4,164,896
7.625%, 6/1/19	3,019,000	3,777,397
5.625%, 7/1/20	5,000,000	5,677,551
5.000%, 5/13/21	1,000,000	1,097,035
5.700%, 1/24/22	2,500,000	2,918,818
Bank of America N.A.
5.300%, 3/15/17	1,300,000	1,443,039
Boeing Capital Corp.
2.125%, 8/15/16	1,495,000	1,570,687
BP Capital Markets plc
5.250%, 11/7/13	1,096,000	1,151,838
3.625%, 5/8/14	639,000	670,013
3.875%, 3/10/15	5,793,000	6,233,015
3.200%, 3/11/16	1,000,000	1,071,968
4.750%, 3/10/19	1,121,000	1,300,957
4.500%, 10/1/20	1,125,000	1,304,887
4.742%, 3/11/21	1,000,000	1,176,058
3.245%, 5/6/22	1,250,000	1,322,255
Citigroup, Inc.
6.000%, 12/13/13	1,000,000	1,058,738
6.375%, 8/12/14	2,000,000	2,178,323
5.000%, 9/15/14	3,293,000	3,473,229
5.500%, 10/15/14	1,831,000	1,974,123
2.250%, 8/7/15	1,000,000	1,019,929
4.587%, 12/15/15	7,000,000	7,591,604
3.953%, 6/15/16	3,000,000	3,209,632
5.500%, 2/15/17	1,500,000	1,651,546
6.125%, 11/21/17	5,705,000	6,694,905
6.125%, 5/15/18	2,113,000	2,511,953
8.500%, 5/22/19	3,494,000	4,620,574
5.375%, 8/9/20	2,000,000	2,315,448
CME Group, Inc.
5.750%, 2/15/14	1,000,000	1,067,616
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	416,000	492,163
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	324,835
5.125%, 8/15/15	932,000	1,031,977
Credit Suisse USA, Inc.
5.850%, 8/16/16	1,193,000	1,383,871
General Electric Capital Corp.
5.900%, 5/13/14	3,520,000	3,812,227
2.150%, 1/9/15	1,000,000	1,028,090
2.950%, 5/9/16	3,000,000	3,170,367
2.900%, 1/9/17	3,000,000	3,156,457
5.400%, 2/15/17	4,500,000	5,184,613
5.625%, 5/1/18	4,470,000	5,253,634
6.000%, 8/7/19	3,000,000	3,631,797
5.500%, 1/8/20	1,000,000	1,176,111
4.625%, 1/7/21	1,750,000	1,959,859
5.300%, 2/11/21	2,340,000	2,676,271
4.650%, 10/17/21	2,500,000	2,798,384
3.150%, 9/7/22	1,500,000	1,509,502
Series A-1
3.750%, 11/14/14	5,000,000	5,300,612
JPMorgan Chase & Co.
2.050%, 1/24/14	1,500,000	1,526,209
4.650%, 6/1/14	1,173,000	1,242,529
5.125%, 9/15/14	3,000,000	3,220,107
3.700%, 1/20/15	6,331,000	6,708,429
1.875%, 3/20/15	1,000,000	1,022,034
5.250%, 5/1/15	170,000	186,032
3.450%, 3/1/16	2,000,000	2,131,946
3.150%, 7/5/16	2,000,000	2,107,972
2.000%, 8/15/17	1,500,000	1,510,241
6.000%, 1/15/18	2,669,000	3,193,961
6.300%, 4/23/19	7,096,000	8,693,534
4.950%, 3/25/20	500,000	570,705
4.400%, 7/22/20	2,430,000	2,678,695
4.625%, 5/10/21	2,000,000	2,239,453
3.250%, 9/23/22	2,000,000	2,028,140
Series 1
4.500%, 1/24/22	2,000,000	2,229,650
K2 Corp.
0.000%, 2/15/10*† (b)(h)	8,500,000	—
0.000%, 2/15/11*† (b)(h)	5,000,000	—
Links Finance LLC
0.000%, 9/15/08† (b)(h)	7,100,000	—
Moody’s Corp.
5.500%, 9/1/20	500,000	553,770
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	373,000	390,035
5.250%, 1/16/18	120,000	129,435
5.550%, 1/15/20	769,000	824,774
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	1,000,000	1,051,930
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14	1,500,000	1,589,387
3.050%, 3/1/16	1,500,000	1,609,665
10.375%, 11/1/18	1,000,000	1,479,263
ORIX Corp.
4.710%, 4/27/15	1,851,000	1,967,869
Private Export Funding Corp.
4.550%, 5/15/15	400,000	442,280
4.950%, 11/15/15	269,000	306,672
1.375%, 2/15/17	1,725,000	1,768,611
TECO Finance, Inc.
4.000%, 3/15/16	562,000	602,025
5.150%, 3/15/20	822,000	956,706
Unilever Capital Corp.
3.650%, 2/15/14	500,000	521,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
2.750%, 2/10/16	$350,000	$373,421
4.800%, 2/15/19	1,096,000	1,301,432
4.250%, 2/10/21	350,000	410,108

		199,392,960

Insurance (1.2%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	541,570
5.600%, 5/15/15	250,000	279,400
2.600%, 11/23/15	1,000,000	1,045,411
5.900%, 6/15/19	1,135,000	1,388,236
Aegon N.V.
4.625%, 12/1/15	600,000	656,358
Aflac, Inc.
3.450%, 8/15/15	450,000	481,716
8.500%, 5/15/19	404,000	539,760
Alleghany Corp.
5.625%, 9/15/20	200,000	221,423
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	640,000	747,187
5.500%, 11/15/20	500,000	550,935
Allstate Corp.
6.200%, 5/16/14	1,148,000	1,250,834
7.450%, 5/16/19	873,000	1,138,622
American Financial Group, Inc./Ohio
9.875%, 6/15/19	69,000	87,766
American International Group, Inc.
3.650%, 1/15/14	2,000,000	2,056,937
2.375%, 8/24/15	535,000	547,581
5.050%, 10/1/15	554,000	610,229
5.450%, 5/18/17	1,075,000	1,223,260
5.850%, 1/16/18	916,000	1,064,538
8.250%, 8/15/18	3,124,000	4,002,229
6.400%, 12/15/20	3,000,000	3,662,752
Aon Corp.
3.125%, 5/27/16	600,000	633,643
5.000%, 9/30/20	1,000,000	1,147,599
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	551,778
Assurant, Inc.
5.625%, 2/15/14	843,000	874,545
Axis Specialty Finance LLC
5.875%, 6/1/20	500,000	563,552
Berkshire Hathaway Finance Corp.
1.500%, 1/10/14	300,000	304,081
4.850%, 1/15/15	1,030,000	1,128,673
5.400%, 5/15/18	693,000	838,078
4.250%, 1/15/21	925,000	1,047,715
3.000%, 5/15/22	500,000	519,388
Berkshire Hathaway, Inc.
3.200%, 2/11/15	2,000,000	2,119,897
1.900%, 1/31/17	1,000,000	1,034,692
3.750%, 8/15/21	500,000	546,935
3.400%, 1/31/22	500,000	535,322
Chubb Corp.
5.750%, 5/15/18	1,166,000	1,444,796
6.375%, 3/29/67(l)	500,000	535,000
CNA Financial Corp.
6.500%, 8/15/16	500,000	577,252
7.350%, 11/15/19	571,000	702,996
5.875%, 8/15/20	608,000	709,355
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	90,348
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	538,932
Genworth Financial, Inc.
8.625%, 12/15/16	1,500,000	1,695,488
6.515%, 5/22/18	311,000	317,674
7.700%, 6/15/20	200,000	209,405
7.200%, 2/15/21	200,000	203,527
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	1,564,000	1,645,283
6.300%, 3/15/18	500,000	578,039
5.500%, 3/30/20	706,000	798,789
5.125%, 4/15/22	250,000	282,117
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	231,099
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	261,098
ING U.S., Inc.
5.500%, 7/15/22§	500,000	519,659
Kemper Corp.
6.000%, 11/30/15	500,000	525,014
Lincoln National Corp.
4.300%, 6/15/15	200,000	213,876
8.750%, 7/1/19	927,000	1,213,198
6.250%, 2/15/20	385,000	451,133
4.850%, 6/24/21	240,000	264,209
6.050%, 4/20/67(l)	1,000,000	980,000
Markel Corp.
7.125%, 9/30/19	221,000	263,689
5.350%, 6/1/21	350,000	381,145
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	150,000	167,348
9.250%, 4/15/19	500,000	684,896
4.800%, 7/15/21	500,000	570,125
MetLife, Inc.
2.375%, 2/6/14	1,000,000	1,022,345
5.500%, 6/15/14	500,000	541,254
6.750%, 6/1/16	2,500,000	2,982,673
7.717%, 2/15/19	342,000	450,121
4.750%, 2/8/21	1,447,000	1,678,772
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	304,000	338,352
Principal Financial Group, Inc.
7.875%, 5/15/14	500,000	557,452
8.875%, 5/15/19	600,000	800,122
Progressive Corp.
3.750%, 8/23/21	125,000	137,528
6.700%, 6/15/37(l)	1,000,000	1,075,000
Protective Life Corp.
7.375%, 10/15/19	400,000	485,697
Prudential Financial, Inc.
5.100%, 9/20/14	263,000	284,647
3.875%, 1/14/15	229,000	243,889
6.200%, 1/15/15	300,000	335,173
4.750%, 6/13/15	1,000,000	1,074,507
6.000%, 12/1/17	1,070,000	1,258,039
7.375%, 6/15/19	531,000	656,763
5.375%, 6/21/20	1,100,000	1,275,876
4.500%, 11/16/21	1,000,000	1,098,588
8.875%, 6/15/38(l)	303,000	371,175
Reinsurance Group of America, Inc.
6.450%, 11/15/19	269,000	305,836
5.000%, 6/1/21	60,000	62,711
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	112,978
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	361,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Torchmark Corp.
9.250%, 6/15/19	$175,000	$232,201
3.800%, 9/15/22	250,000	255,205
Travelers Cos., Inc.
5.500%, 12/1/15	1,040,000	1,184,749
5.800%, 5/15/18	1,000,000	1,225,986
5.900%, 6/2/19	500,000	619,232
Unum Group
7.125%, 9/30/16	100,000	116,149
5.625%, 9/15/20	600,000	670,756
W.R. Berkley Corp.
4.625%, 3/15/22	750,000	794,074
Willis Group Holdings plc
5.750%, 3/15/21	500,000	563,631
Willis North America, Inc.
5.625%, 7/15/15	470,000	513,040
6.200%, 3/28/17	500,000	568,511
7.000%, 9/29/19	100,000	121,762
XL Group plc
5.250%, 9/15/14	866,000	922,322

		76,296,618

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp.
4.625%, 4/1/15	1,852,000	1,986,856
7.000%, 10/15/17	250,000	295,463
5.050%, 9/1/20	771,000	858,842
4.700%, 3/15/22	500,000	547,995
AvalonBay Communities, Inc.
5.700%, 3/15/17	439,000	511,603
6.100%, 3/15/20	139,000	170,672
2.950%, 9/15/22	500,000	495,895
BioMed Realty LP
3.850%, 4/15/16	500,000	525,649
6.125%, 4/15/20	250,000	294,644
Boston Properties LP
3.700%, 11/15/18	400,000	433,922
5.875%, 10/15/19	200,000	239,209
5.625%, 11/15/20	1,750,000	2,080,624
Brandywine Operating Partnership LP
4.950%, 4/15/18	250,000	267,041
Camden Property Trust
4.625%, 6/15/21	275,000	304,848
CommonWealth REIT
6.650%, 1/15/18	381,000	421,386
5.875%, 9/15/20	250,000	265,105
Digital Realty Trust LP
4.500%, 7/15/15	339,000	362,211
5.875%, 2/1/20	1,000,000	1,158,637
5.250%, 3/15/21	500,000	560,696
Duke Realty LP
6.500%, 1/15/18	500,000	584,454
6.750%, 3/15/20	1,565,000	1,890,129
Entertainment Properties Trust
7.750%, 7/15/20	269,000	308,678
5.750%, 8/15/22	250,000	255,625
Equity One, Inc.
6.250%, 12/15/14	200,000	218,852
ERP Operating LP
5.250%, 9/15/14	1,119,000	1,208,987
5.125%, 3/15/16	1,416,000	1,597,958
4.750%, 7/15/20	250,000	287,343
Federal Realty Investment Trust
3.000%, 8/1/22	200,000	198,207
HCP, Inc.
5.650%, 12/15/13	310,000	326,037
2.700%, 2/1/14	1,300,000	1,323,383
3.750%, 2/1/16	170,000	180,165
6.000%, 1/30/17	861,000	991,879
3.750%, 2/1/19	200,000	209,710
5.375%, 2/1/21	1,690,000	1,925,295
3.150%, 8/1/22	150,000	146,150
Health Care REIT, Inc.
3.625%, 3/15/16	1,000,000	1,052,194
6.200%, 6/1/16	527,000	601,312
6.125%, 4/15/20	285,000	331,911
4.950%, 1/15/21	1,000,000	1,093,193
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	248,000	260,258
6.500%, 1/17/17	469,000	534,484
Hospitality Properties Trust
7.875%, 8/15/14	1,323,000	1,429,466
6.300%, 6/15/16	500,000	552,843
5.625%, 3/15/17	250,000	272,212
Kilroy Realty LP
5.000%, 11/3/15	200,000	215,318
4.800%, 7/15/18	350,000	386,552
Kimco Realty Corp.
6.875%, 10/1/19	339,000	417,473
Liberty Property LP
6.625%, 10/1/17	500,000	594,153
4.750%, 10/1/20	239,000	260,788
Mack-Cali Realty LP
7.750%, 8/15/19	639,000	791,024
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	255,415
Realty Income Corp.
6.750%, 8/15/19	750,000	915,913
5.750%, 1/15/21	250,000	291,301
Senior Housing Properties Trust
4.300%, 1/15/16	150,000	154,500
Simon Property Group LP
4.200%, 2/1/15	1,872,000	1,991,867
5.100%, 6/15/15	464,000	508,600
5.750%, 12/1/15	385,000	434,839
5.250%, 12/1/16	208,000	238,326
2.150%, 9/15/17	250,000	258,014
10.350%, 4/1/19	1,000,000	1,439,297
5.650%, 2/1/20	1,573,000	1,890,698
4.375%, 3/1/21	1,095,000	1,235,165
Tanger Properties LP
6.125%, 6/1/20	500,000	592,446
UDR, Inc.
5.250%, 1/15/15	300,000	319,820
4.250%, 6/1/18	250,000	276,446
4.625%, 1/10/22	200,000	220,734
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	200,000	208,555
4.000%, 4/30/19	1,000,000	1,068,240
4.250%, 3/1/22	500,000	534,549
Vornado Realty LP
4.250%, 4/1/15	500,000	529,660
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,100,638

		46,692,354

Real Estate Management & Development (0.1%)
ProLogis LP
7.625%, 8/15/14	421,000	462,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
6.250%, 3/15/17	$252,000	$286,675
6.625%, 5/15/18	900,000	1,070,553
6.625%, 12/1/19	1,000,000	1,196,178
6.875%, 3/15/20	518,000	629,261
Regency Centers LP
5.250%, 8/1/15	500,000	539,666

		4,184,769

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	500,000	504,963
4.000%, 4/27/16	1,000,000	1,039,633

		1,544,596

Total Financials		813,669,458

Health Care (2.2%)
Biotechnology (0.3%)
Amgen, Inc.
1.875%, 11/15/14	1,500,000	1,542,205
4.850%, 11/18/14	208,000	225,889
2.300%, 6/15/16	420,000	438,146
2.500%, 11/15/16	500,000	525,699
5.850%, 6/1/17	1,480,000	1,776,860
6.150%, 6/1/18	200,000	246,138
5.700%, 2/1/19	958,000	1,154,605
4.500%, 3/15/20	135,000	151,961
3.450%, 10/1/20	1,000,000	1,050,543
4.100%, 6/15/21	800,000	874,529
3.625%, 5/15/22	1,000,000	1,056,775
Biogen Idec, Inc.
6.875%, 3/1/18	700,000	860,887
Celgene Corp.
3.950%, 10/15/20	1,000,000	1,077,759
3.250%, 8/15/22	700,000	706,873
Genentech, Inc.
4.750%, 7/15/15	1,000,000	1,111,222
Genzyme Corp.
3.625%, 6/15/15	1,200,000	1,296,828
Gilead Sciences, Inc.
2.400%, 12/1/14	750,000	776,197
4.400%, 12/1/21	2,000,000	2,265,304

		17,138,420

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
4.625%, 3/15/15	208,000	227,854
5.900%, 9/1/16	936,000	1,113,323
4.250%, 3/15/20	369,000	423,993
2.400%, 8/15/22	1,000,000	1,007,539
Becton Dickinson and Co.
3.250%, 11/12/20	1,300,000	1,407,264
Boston Scientific Corp.
4.500%, 1/15/15	1,000,000	1,068,972
6.400%, 6/15/16	1,000,000	1,158,175
6.000%, 1/15/20	1,000,000	1,191,381
C.R. Bard, Inc.
2.875%, 1/15/16	250,000	262,967
4.400%, 1/15/21	190,000	219,991
CareFusion Corp.
5.125%, 8/1/14	200,000	213,730
6.375%, 8/1/19	500,000	600,913
Covidien International Finance S.A.
2.800%, 6/15/15	200,000	210,211
6.000%, 10/15/17	1,166,000	1,427,692
4.200%, 6/15/20	700,000	791,472
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	201,304
Medtronic, Inc.
3.000%, 3/15/15	1,000,000	1,056,018
2.625%, 3/15/16	1,000,000	1,058,996
4.450%, 3/15/20	1,500,000	1,749,478
4.125%, 3/15/21	500,000	567,402
3.125%, 3/15/22	150,000	159,646
St. Jude Medical, Inc.
3.750%, 7/15/14	1,000,000	1,052,017
4.875%, 7/15/19	500,000	576,181
Stryker Corp.
3.000%, 1/15/15	269,000	283,523
2.000%, 9/30/16	1,220,000	1,270,685
4.375%, 1/15/20	269,000	308,183
Zimmer Holdings, Inc.
1.400%, 11/30/14	400,000	402,797
3.375%, 11/30/21	400,000	421,159

		20,432,866

Health Care Providers & Services (0.6%)
Aetna, Inc.
6.000%, 6/15/16	748,000	871,423
6.500%, 9/15/18	500,000	621,875
AmerisourceBergen Corp.
4.875%, 11/15/19	1,000,000	1,168,504
Cardinal Health, Inc.
4.625%, 12/15/20	1,700,000	1,933,526
Cigna Corp.
5.375%, 3/15/17	25,000	28,542
5.125%, 6/15/20	1,052,000	1,185,044
4.500%, 3/15/21	250,000	277,486
4.000%, 2/15/22	500,000	538,175
Coventry Health Care, Inc.
6.300%, 8/15/14	286,000	311,740
5.950%, 3/15/17	336,000	390,600
5.450%, 6/15/21	530,000	616,125
Express Scripts Holding Co.
6.250%, 6/15/14	968,000	1,053,733
2.750%, 11/21/14§	500,000	515,648
3.125%, 5/15/16	2,000,000	2,128,865
4.750%, 11/15/21§	1,250,000	1,434,981
3.900%, 2/15/22§	2,000,000	2,173,898
Humana, Inc.
6.450%, 6/1/16	149,000	169,735
7.200%, 6/15/18	1,081,000	1,314,204
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	372,756
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,500,000	1,662,036
McKesson Corp.
6.500%, 2/15/14	846,000	913,265
5.700%, 3/1/17	500,000	598,599
4.750%, 3/1/21	1,000,000	1,166,209
Medco Health Solutions, Inc.
2.750%, 9/15/15	1,500,000	1,568,986
7.125%, 3/15/18	500,000	624,502
Quest Diagnostics, Inc.
3.200%, 4/1/16	1,000,000	1,059,055
6.400%, 7/1/17	500,000	598,518
UnitedHealth Group, Inc.
5.000%, 8/15/14	2,000,000	2,156,747
6.000%, 2/15/18	1,580,000	1,936,842
4.700%, 2/15/21	750,000	871,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
WellPoint, Inc.
6.000%, 2/15/14	$446,000	$477,153
5.000%, 12/15/14	40,000	43,514
1.250%, 9/10/15	1,000,000	1,006,920
5.250%, 1/15/16	500,000	560,573
5.875%, 6/15/17	639,000	758,929
1.875%, 1/15/18	500,000	501,786
7.000%, 2/15/19	1,022,000	1,274,991
4.350%, 8/15/20	1,000,000	1,096,433
3.125%, 5/15/22	500,000	500,338

		36,483,889

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,000,000	1,114,524
5.000%, 7/15/20	500,000	577,128
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,050,073
6.000%, 3/1/20	1,000,000	1,186,648
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	1,000,000	1,018,488
3.200%, 3/1/16	1,500,000	1,601,520
1.850%, 1/15/18	750,000	763,228
4.500%, 3/1/21	1,000,000	1,136,826

		8,448,435

Pharmaceuticals (0.9%)
Abbott Laboratories
2.700%, 5/27/15	2,000,000	2,116,578
5.875%, 5/15/16	763,000	899,982
5.600%, 11/30/17	693,000	847,941
5.125%, 4/1/19	1,700,000	2,041,069
4.125%, 5/27/20	500,000	576,126
Allergan, Inc.
3.375%, 9/15/20	1,000,000	1,078,737
AstraZeneca plc
5.900%, 9/15/17	1,750,000	2,139,439
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	593,812
5.450%, 5/1/18	750,000	917,781
Eli Lilly and Co.
5.200%, 3/15/17	1,604,000	1,887,810
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,000,000	1,015,585
2.850%, 5/8/22	1,500,000	1,553,064
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	2,500,000	3,071,339
Hospira, Inc.
5.900%, 6/15/14	205,000	219,409
6.400%, 5/15/15	1,251,000	1,392,675
Johnson & Johnson
1.200%, 5/15/14	1,000,000	1,013,143
2.150%, 5/15/16	800,000	841,480
5.550%, 8/15/17	2,000,000	2,438,889
3.550%, 5/15/21	400,000	453,718
Merck & Co., Inc.
5.300%, 12/1/13	1,500,000	1,585,767
4.750%, 3/1/15	1,000,000	1,100,959
6.000%, 9/15/17	1,058,000	1,314,278
1.100%, 1/31/18	1,000,000	1,001,571
5.000%, 6/30/19	950,000	1,151,668
3.875%, 1/15/21	1,000,000	1,138,502
2.400%, 9/15/22	1,000,000	1,010,765
Novartis Capital Corp.
4.125%, 2/10/14	600,000	629,643
2.900%, 4/24/15	2,000,000	2,119,003
2.400%, 9/21/22	1,000,000	1,010,249
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,254,000	3,926,931
Pfizer, Inc.
4.500%, 2/15/14	596,000	628,882
5.350%, 3/15/15	1,846,000	2,058,783
6.200%, 3/15/19	2,500,000	3,183,008
Sanofi S.A.
1.625%, 3/28/14	600,000	610,374
2.625%, 3/29/16	1,000,000	1,057,383
4.000%, 3/29/21	1,700,000	1,936,313
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	262,745
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	190,000	216,670
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	969,000	1,028,098
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,500,000	1,611,765
Teva Pharmaceutical Finance IV LLC
1.700%, 11/10/14	1,000,000	1,021,945
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	231,000	247,769
6.125%, 8/15/19	288,000	351,300
Wyeth LLC
5.500%, 2/1/14	2,000,000	2,135,380
5.500%, 2/15/16	1,335,000	1,541,036
5.450%, 4/1/17	500,000	595,763

		59,575,127

Total Health Care		142,078,737

Industrials (1.7%)
Aerospace & Defense (0.5%)
Boeing Co.
5.000%, 3/15/14	300,000	319,920
3.500%, 2/15/15	685,000	732,746
6.000%, 3/15/19	846,000	1,065,067
4.875%, 2/15/20	886,000	1,069,349
Embraer Overseas Ltd.
6.375%, 1/15/20	1,000,000	1,146,250
General Dynamics Corp.
5.250%, 2/1/14	2,000,000	2,125,982
2.250%, 7/15/16	500,000	524,636
3.875%, 7/15/21	500,000	566,774
Goodrich Corp.
6.125%, 3/1/19	250,000	312,601
4.875%, 3/1/20	269,000	318,629
3.600%, 2/1/21	800,000	882,951
Honeywell International, Inc.
3.875%, 2/15/14	1,500,000	1,568,869
5.400%, 3/15/16	110,000	127,051
5.300%, 3/1/18	944,000	1,138,577
5.000%, 2/15/19	846,000	1,019,379
4.250%, 3/1/21	500,000	583,063
L-3 Communications Corp.
3.950%, 11/15/16	400,000	434,318
5.200%, 10/15/19	1,000,000	1,125,989
4.950%, 2/15/21	1,000,000	1,113,938
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	520,170
4.250%, 11/15/19	1,243,000	1,403,612
3.350%, 9/15/21	500,000	526,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Northrop Grumman Corp.
3.700%, 8/1/14	$224,000	$235,730
1.850%, 11/15/15	1,000,000	1,030,467
Raytheon Co.
1.625%, 10/15/15	500,000	513,266
6.400%, 12/15/18	208,000	264,882
4.400%, 2/15/20	769,000	887,194
3.125%, 10/15/20	1,000,000	1,070,348
Rockwell Collins, Inc.
5.250%, 7/15/19	135,000	161,477
3.100%, 11/15/21	550,000	585,454
Textron, Inc.
6.200%, 3/15/15	300,000	329,723
4.625%, 9/21/16	250,000	271,500
7.250%, 10/1/19	500,000	597,063
5.950%, 9/21/21	250,000	293,922
United Technologies Corp.
4.875%, 5/1/15	1,000,000	1,111,198
1.200%, 6/1/15	300,000	305,261
1.800%, 6/1/17	167,000	173,346
5.375%, 12/15/17	1,008,000	1,225,416
6.125%, 2/1/19	1,396,000	1,747,561
4.500%, 4/15/20	1,175,000	1,380,721
3.100%, 6/1/22	1,500,000	1,596,210

		32,406,857

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	250,000	271,371
8.000%, 1/15/19	682,000	899,564
2.625%, 8/1/22	245,000	244,570
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	201,000
5.125%, 4/1/19	2,000,000	2,419,685
3.125%, 1/15/21	1,300,000	1,394,775

		5,430,965

Airlines (0.1%)
American Airlines, Inc.
Series 09-1A
10.375%, 7/2/19	857,837	928,609
Series A
8.625%, 10/15/21	485,239	522,263
Continental Airlines, Inc.
9.000%, 7/8/16	541,901	632,669
4.750%, 1/12/21	954,344	1,018,762
Delta Air Lines, Inc.
4.950%, 5/23/19	1,007,840	1,085,948
7.750%, 12/17/19	367,116	417,154
Southwest Airlines Co.
5.250%, 10/1/14	553,000	592,494
5.750%, 12/15/16	461,000	523,797

		5,721,696

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	2,728,000	3,036,907
8.125%, 7/15/18	269,000	327,562
Owens Corning, Inc.
6.500%, 12/1/16	519,000	585,172
9.000%, 6/15/19	500,000	629,277

		4,578,918

Commercial Services & Supplies (0.2%)
ADT Corp.
3.500%, 7/15/22§	1,000,000	1,032,898
Avery Dennison Corp.
5.375%, 4/15/20	169,000	181,662
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	336,229
4.750%, 5/1/19	200,000	240,086
Cornell University
5.450%, 2/1/19	200,000	243,683
Dartmouth College
4.750%, 6/1/19	135,000	159,854
Johns Hopkins University
5.250%, 7/1/19	656,000	794,656
Pitney Bowes, Inc.
4.875%, 8/15/14	500,000	526,250
5.750%, 9/15/17	640,000	700,800
6.250%, 3/15/19	1,000,000	1,095,000
Republic Services, Inc.
3.800%, 5/15/18	500,000	554,485
5.500%, 9/15/19	964,000	1,148,380
Vanderbilt University
5.250%, 4/1/19	273,000	330,317
Waste Management, Inc.
6.100%, 3/15/18	346,000	416,343
7.375%, 3/11/19	700,000	899,182
4.750%, 6/30/20	200,000	229,424
4.600%, 3/1/21	500,000	573,633
2.900%, 9/15/22	500,000	497,792
Yale University
2.900%, 10/15/14	2,273,000	2,383,871

		12,344,545

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	400,000	405,327
2.875%, 5/8/22	1,000,000	1,032,922

		1,438,249

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	1,000,000	1,084,716
5.125%, 12/1/16	500,000	580,445
4.875%, 10/15/19	1,000,000	1,202,401
Roper Industries, Inc.
6.250%, 9/1/19	500,000	604,119

		3,471,681

Industrial Conglomerates (0.2%)
3M Co.
1.375%, 9/29/16	500,000	512,706
2.000%, 6/26/22	1,000,000	994,930
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	116,795
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	282,415
Cooper U.S., Inc.
2.375%, 1/15/16	500,000	513,039
3.875%, 12/15/20	500,000	547,012
Danaher Corp.
1.300%, 6/23/14	295,000	298,566
2.300%, 6/23/16	750,000	788,012
5.625%, 1/15/18	346,000	420,343
5.400%, 3/1/19	500,000	612,912
3.900%, 6/23/21	500,000	565,156
GE Capital Trust I
6.375%, 11/15/67(l)	900,000	951,750
General Electric Co.
5.250%, 12/6/17	3,000,000	3,551,686
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	1,269,000	1,430,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
6.875%, 8/15/18	$846,000	$1,039,461
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	1,500,000	1,816,545
3.750%, 3/15/22	250,000	271,847
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,000,000	1,203,523
Tyco Flow Control International Finance S.A.
3.150%, 9/15/22§	500,000	501,216
Tyco International Finance S.A.
8.500%, 1/15/19	508,000	684,043

		17,102,052

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,133,637
2.600%, 6/26/22	500,000	511,792
Deere & Co.
4.375%, 10/16/19	439,000	509,488
2.600%, 6/8/22	1,000,000	1,024,475
Dover Corp.
5.450%, 3/15/18	466,000	554,933
4.300%, 3/1/21	500,000	577,886
Eaton Corp.
6.950%, 3/20/19	1,000,000	1,281,795
Harsco Corp.
2.700%, 10/15/15	719,000	725,889
IDEX Corp.
4.200%, 12/15/21	300,000	319,150
Illinois Tool Works, Inc.
6.250%, 4/1/19	500,000	629,913
3.375%, 9/15/21	300,000	322,482
Joy Global, Inc.
5.125%, 10/15/21	400,000	442,458
Kennametal, Inc.
3.875%, 2/15/22	442,000	463,918
Pall Corp.
5.000%, 6/15/20	200,000	227,515
Parker Hannifin Corp.
5.500%, 5/15/18	500,000	598,699
Pentair Ltd.
5.000%, 5/15/21	450,000	505,656
Snap-On, Inc.
4.250%, 1/15/18	200,000	222,591
Xylem, Inc.
3.550%, 9/20/16	500,000	533,744

		10,586,021

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	230,000	236,135
Equifax, Inc.
4.450%, 12/1/14	269,000	284,510
Verisk Analytics, Inc.
5.800%, 5/1/21	500,000	566,875

		1,087,520

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	346,000	422,164
4.700%, 10/1/19	525,000	607,868
3.600%, 9/1/20	1,500,000	1,624,908
3.050%, 3/15/22	2,000,000	2,060,366
Canadian National Railway Co.
5.550%, 3/1/19	783,000	954,255
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	193,254
7.250%, 5/15/19	600,000	750,587
Con-way, Inc.
7.250%, 1/15/18	500,000	579,746
CSX Corp.
6.250%, 4/1/15	1,069,000	1,206,411
6.250%, 3/15/18	460,000	559,000
7.375%, 2/1/19	693,000	893,952
3.700%, 10/30/20	200,000	214,629
4.250%, 6/1/21	500,000	558,026
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	280,273
Norfolk Southern Corp.
7.700%, 5/15/17	1,129,000	1,430,045
5.750%, 4/1/18	346,000	415,064
5.900%, 6/15/19	1,145,000	1,404,645
Ryder System, Inc.
7.200%, 9/1/15	474,000	548,358
3.600%, 3/1/16	439,000	465,096
5.850%, 11/1/16	699,000	805,705
2.500%, 3/1/18	250,000	253,350
Union Pacific Corp.
5.125%, 2/15/14	500,000	528,373
6.125%, 2/15/20	1,346,000	1,684,086
4.000%, 2/1/21	170,000	191,564

		18,631,725

Trading Companies & Distributors (0.0%)
GATX Corp.
8.750%, 5/15/14	300,000	335,395
4.750%, 5/15/15	160,000	171,117
3.500%, 7/15/16	200,000	207,193

		713,705

Total Industrials		113,513,934

Information Technology (1.2%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.625%, 3/14/14	1,700,000	1,730,718
5.500%, 2/22/16	2,500,000	2,898,289
3.150%, 3/14/17	500,000	544,930
4.950%, 2/15/19	2,381,000	2,840,839
4.450%, 1/15/20	1,000,000	1,172,091
Harris Corp.
5.000%, 10/1/15	200,000	220,874
6.375%, 6/15/19	165,000	200,030
4.400%, 12/15/20	1,000,000	1,084,697
Motorola Solutions, Inc.
6.000%, 11/15/17	500,000	595,218

		11,287,686

Computers & Peripherals (0.2%)
Dell, Inc.
5.625%, 4/15/14	139,000	149,466
2.300%, 9/10/15	200,000	207,639
5.875%, 6/15/19	769,000	913,707
Hewlett-Packard Co.
4.750%, 6/2/14	1,693,000	1,784,794
2.625%, 12/9/14	750,000	771,634
2.650%, 6/1/16	2,000,000	2,054,766
5.500%, 3/1/18	2,500,000	2,831,618
4.650%, 12/9/21	3,000,000	3,124,365

		11,837,989

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	269,000	289,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Arrow Electronics, Inc.
3.375%, 11/1/15	$500,000	$518,527
6.000%, 4/1/20	304,000	348,079
Avnet, Inc.
5.875%, 6/15/20	1,000,000	1,114,565
Corning, Inc.
4.250%, 8/15/20	180,000	199,409
Ingram Micro, Inc.
5.000%, 8/10/22	500,000	521,078
Tech Data Corp.
3.750%, 9/21/17	300,000	304,319

		3,295,802

Internet Software & Services (0.1%)
eBay, Inc.
0.700%, 7/15/15	96,000	96,449
1.625%, 10/15/15	700,000	722,419
1.350%, 7/15/17	571,000	574,093
3.250%, 10/15/20	200,000	213,675
2.600%, 7/15/22	500,000	500,979
Google, Inc.
1.250%, 5/19/14	850,000	862,483
2.125%, 5/19/16	850,000	894,337
3.625%, 5/19/21	850,000	960,310

		4,824,745

IT Services (0.2%)
Computer Sciences Corp.
6.500%, 3/15/18	1,000,000	1,160,438
4.450%, 9/15/22	200,000	200,326
Fiserv, Inc.
3.125%, 10/1/15	1,000,000	1,041,751
6.800%, 11/20/17	500,000	605,850
International Business Machines Corp.
1.250%, 5/12/14	850,000	861,381
0.550%, 2/6/15	1,000,000	1,001,127
0.750%, 5/11/15	1,000,000	1,005,411
1.950%, 7/22/16	950,000	991,801
5.700%, 9/14/17	5,539,000	6,767,313
1.875%, 8/1/22	1,500,000	1,444,802
SAIC, Inc.
4.450%, 12/1/20	200,000	218,483
Western Union Co.
6.500%, 2/26/14	700,000	756,305
5.253%, 4/1/20	1,002,000	1,158,212

		17,213,200

Office Electronics (0.1%)
Xerox Corp.
4.250%, 2/15/15	1,673,000	1,786,005
6.750%, 2/1/17	1,224,000	1,448,374
2.950%, 3/15/17	250,000	256,779
6.350%, 5/15/18	803,000	953,417
5.625%, 12/15/19	539,000	617,991
4.500%, 5/15/21	185,000	196,113

		5,258,679

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	373,000	400,849
3.000%, 4/15/16	400,000	428,729
Broadcom Corp.
1.500%, 11/1/13	500,000	504,867
2.500%, 8/15/22§	600,000	599,631
Intel Corp.
1.950%, 10/1/16	1,500,000	1,575,327
3.300%, 10/1/21	847,000	915,042
KLA-Tencor Corp.
6.900%, 5/1/18	269,000	324,670
National Semiconductor Corp.
3.950%, 4/15/15	1,000,000	1,080,363
Texas Instruments, Inc.
1.375%, 5/15/14	500,000	507,739
2.375%, 5/16/16	850,000	899,366
1.650%, 8/3/19	250,000	251,343

		7,487,926

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	269,000	284,186
4.750%, 2/1/20	837,000	944,456
BMC Software, Inc.
4.250%, 2/15/22	120,000	123,872
CA, Inc.
6.125%, 12/1/14	200,000	217,913
5.375%, 12/1/19	800,000	917,536
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,158,020
Microsoft Corp.
2.950%, 6/1/14	1,000,000	1,042,846
2.500%, 2/8/16	3,000,000	3,181,962
4.200%, 6/1/19	386,000	452,072
3.000%, 10/1/20	500,000	545,976
4.000%, 2/8/21	1,000,000	1,170,941
Oracle Corp.
5.250%, 1/15/16	2,766,000	3,178,048
5.750%, 4/15/18	500,000	619,530
5.000%, 7/8/19	3,500,000	4,256,308
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,144,250

		19,237,916

Total Information Technology		80,443,943

Materials (1.5%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	627,418
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	245,172
4.375%, 8/21/19	339,000	395,602
Airgas, Inc.
2.850%, 10/1/13	269,000	274,853
3.250%, 10/1/15	700,000	743,752
Albemarle Corp.
4.500%, 12/15/20	500,000	556,598
Cabot Corp.
5.000%, 10/1/16	339,000	379,649
3.700%, 7/15/22	500,000	510,464
Cytec Industries, Inc.
8.950%, 7/1/17	500,000	623,029
Dow Chemical Co.
7.600%, 5/15/14	747,000	826,447
2.500%, 2/15/16	2,310,000	2,405,852
8.550%, 5/15/19	2,205,000	2,979,148
4.250%, 11/15/20	1,690,000	1,864,691
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	1,073,000	1,136,505
1.950%, 1/15/16	1,000,000	1,036,565
6.000%, 7/15/18	1,597,000	2,014,450
5.750%, 3/15/19	500,000	616,195
3.625%, 1/15/21	1,500,000	1,673,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Eastman Chemical Co.
5.500%, 11/15/19	$372,000	$437,334
3.600%, 8/15/22	500,000	525,512
Ecolab, Inc.
2.375%, 12/8/14	500,000	516,736
1.000%, 8/9/15	94,000	94,155
3.000%, 12/8/16	1,500,000	1,608,686
4.350%, 12/8/21	1,000,000	1,133,243
Lubrizol Corp.
8.875%, 2/1/19	500,000	700,518
Monsanto Co.
5.125%, 4/15/18	769,000	913,634
2.200%, 7/15/22	250,000	249,643
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	1,075,000	1,153,848
3.250%, 12/1/17	500,000	544,751
6.500%, 5/15/19	760,000	967,916
4.875%, 3/30/20	194,000	227,457
PPG Industries, Inc.
1.900%, 1/15/16	650,000	672,969
6.650%, 3/15/18	300,000	372,650
3.600%, 11/15/20	350,000	375,824
2.700%, 8/15/22	500,000	500,585
Praxair, Inc.
4.625%, 3/30/15	849,000	932,562
4.500%, 8/15/19	700,000	819,454
4.050%, 3/15/21	500,000	566,182
3.000%, 9/1/21	500,000	527,383
2.200%, 8/15/22	350,000	343,691
RPM International, Inc.
6.125%, 10/15/19	600,000	694,403
Sherwin-Williams Co.
3.125%, 12/15/14	373,000	392,406
Valspar Corp.
7.250%, 6/15/19	339,000	419,145
4.200%, 1/15/22	200,000	217,856
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	309,540

		35,127,726

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	336,000

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	653,000	704,661
6.800%, 8/1/19	321,000	389,075

		1,093,736

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18	789,000	910,438
5.720%, 2/23/19	300,000	326,430
6.150%, 8/15/20	1,000,000	1,098,086
5.400%, 4/15/21	1,250,000	1,312,497
Allegheny Technologies, Inc.
9.375%, 6/1/19	504,000	650,390
ArcelorMittal S.A.
9.250%, 2/15/15	506,000	559,130
4.000%, 8/5/15	2,500,000	2,487,500
4.750%, 2/25/17	200,000	195,500
6.125%, 6/1/18	774,000	768,195
10.100%, 6/1/19	898,000	1,034,945
5.500%, 8/5/20	1,500,000	1,443,750
5.750%, 3/1/21	1,000,000	950,000
6.500%, 2/25/22	100,000	98,250
Barrick Gold Corp.
1.750%, 5/30/14	950,000	963,632
2.900%, 5/30/16	800,000	839,662
6.950%, 4/1/19	1,923,000	2,389,150
3.850%, 4/1/22	500,000	527,011
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	2,046,000	2,197,775
1.125%, 11/21/14	750,000	758,342
7.250%, 3/1/16	598,000	716,800
1.875%, 11/21/16	750,000	776,035
5.400%, 3/29/17	139,000	162,916
6.500%, 4/1/19	2,046,000	2,603,555
3.250%, 11/21/21	250,000	265,303
2.875%, 2/24/22	1,250,000	1,295,568
Cliffs Natural Resources, Inc.
5.900%, 3/15/20	700,000	734,942
4.800%, 10/1/20	143,000	141,054
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	1,500,000	1,504,009
Newmont Mining Corp.
5.125%, 10/1/19	928,000	1,058,584
3.500%, 3/15/22	750,000	760,491
Nucor Corp.
5.750%, 12/1/17	708,000	859,324
5.850%, 6/1/18	700,000	860,802
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	1,000,000	1,100,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	968,000	1,090,018
1.875%, 11/2/15	2,500,000	2,567,486
6.500%, 7/15/18	920,000	1,144,495
9.000%, 5/1/19	487,000	664,570
3.500%, 11/2/20	1,000,000	1,062,489
4.125%, 5/20/21	1,250,000	1,380,293
3.750%, 9/20/21	1,000,000	1,064,540
Rio Tinto Finance USA plc
2.000%, 3/22/17	500,000	513,447
1.625%, 8/21/17	1,000,000	999,808
3.500%, 3/22/22	500,000	525,010
2.875%, 8/21/22	1,000,000	990,532
Southern Copper Corp.
5.375%, 4/16/20	118,000	129,827
Teck Resources Ltd.
3.850%, 8/15/17	3,000,000	3,217,500
Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,798,100
4.625%, 9/15/20	1,500,000	1,597,860
4.375%, 1/11/22	1,000,000	1,045,230
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	578,425

		53,719,696

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,600,000	1,687,552
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,020,000
International Paper Co.
5.300%, 4/1/15	1,009,000	1,099,749
7.950%, 6/15/18	1,744,000	2,249,977
9.375%, 5/15/19	500,000	679,693

		7,736,971

Total Materials		98,014,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
5.100%, 9/15/14	$768,000	$836,899
2.500%, 8/15/15	4,000,000	4,208,971
2.950%, 5/15/16	1,100,000	1,179,694
5.625%, 6/15/16	416,000	487,194
2.400%, 8/15/16	480,000	506,100
1.600%, 2/15/17	1,000,000	1,022,781
1.700%, 6/1/17	1,000,000	1,026,193
5.500%, 2/1/18	3,700,000	4,482,524
5.800%, 2/15/19	1,589,000	1,973,723
4.450%, 5/15/21	1,000,000	1,179,132
3.875%, 8/15/21	310,000	351,593
3.000%, 2/15/22	1,000,000	1,056,573
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,699,006
British Telecommunications plc
5.950%, 1/15/18	1,000,000	1,197,687
CenturyLink, Inc.
6.450%, 6/15/21	1,000,000	1,130,320
Series Q
6.150%, 9/15/19	500,000	555,059
Series T
5.800%, 3/15/22	1,000,000	1,085,752
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	1,423,000	1,518,047
6.750%, 8/20/18	1,500,000	1,879,358
France Telecom S.A.
4.375%, 7/8/14	846,000	892,935
2.125%, 9/16/15	1,000,000	1,028,014
2.750%, 9/14/16	500,000	519,058
5.375%, 7/8/19	1,000,000	1,169,651
4.125%, 9/14/21	1,000,000	1,101,696
Qwest Corp.
7.500%, 10/1/14	557,000	622,448
6.500%, 6/1/17	750,000	881,250
6.750%, 12/1/21	1,000,000	1,201,676
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,273,000	1,319,744
6.175%, 6/18/14	1,960,000	2,071,222
5.250%, 10/1/15	1,416,000	1,491,339
6.999%, 6/4/18	1,000,000	1,099,659
7.175%, 6/18/19	690,000	755,805
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	320,000	327,197
3.992%, 2/16/16	2,455,000	2,435,429
6.421%, 6/20/16	346,000	366,179
6.221%, 7/3/17	473,000	493,966
5.877%, 7/15/19	425,000	425,773
5.134%, 4/27/20	629,000	603,954
5.462%, 2/16/21	2,000,000	1,944,183
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,000,000	1,178,000
Verizon Communications, Inc.
1.950%, 3/28/14	2,500,000	2,557,229
5.550%, 2/15/16	2,430,000	2,819,549
5.500%, 2/15/18	1,611,000	1,943,774
6.100%, 4/15/18	208,000	257,958
8.750%, 11/1/18	2,000,000	2,804,671
6.350%, 4/1/19	1,846,000	2,357,552
4.600%, 4/1/21	1,500,000	1,788,314
3.500%, 11/1/21	1,000,000	1,104,225
Virgin Media Secured Finance plc
5.250%, 1/15/21	1,500,000	1,723,041

		66,662,097

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,000,000	1,038,990
5.625%, 11/15/17	2,280,000	2,715,252
5.000%, 3/30/20	2,086,000	2,426,248
3.125%, 7/16/22	1,000,000	1,026,650
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	3,193,000	3,394,888
8.500%, 11/15/18	2,120,000	2,961,523
Rogers Communications, Inc.
6.375%, 3/1/14	2,000,000	2,155,529
6.800%, 8/15/18	1,116,000	1,411,114
Vodafone Group plc
5.000%, 12/16/13	208,000	219,362
4.150%, 6/10/14	777,000	824,600
5.000%, 9/15/15	3,000,000	3,371,053
5.625%, 2/27/17	1,916,000	2,283,098
1.625%, 3/20/17	250,000	255,019
5.450%, 6/10/19	1,139,000	1,396,820

		25,480,146

Total Telecommunication Services		92,142,243

Utilities (1.8%)
Electric Utilities (1.2%)
Alabama Power Co.
5.800%, 11/15/13	1,000,000	1,059,288
Arizona Public Service Co.
5.800%, 6/30/14	500,000	539,889
8.750%, 3/1/19	461,000	608,250
Baltimore Gas & Electric Co.
2.800%, 8/15/22	300,000	301,974
Carolina Power & Light Co.
5.300%, 1/15/19	1,500,000	1,804,938
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	249,826
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	700,000	801,822
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	594,650
1.950%, 9/1/16	175,000	180,799
6.150%, 9/15/17	940,000	1,147,697
4.000%, 8/1/20	271,000	306,183
Connecticut Light & Power Co.
Series 09-A
5.500%, 2/1/19	500,000	599,349
Consumers Energy Co.
6.700%, 9/15/19	1,596,000	2,066,847
Detroit Edison Co.
6.400%, 10/1/13	500,000	527,608
5.600%, 6/15/18	250,000	303,263
Duke Energy Carolinas LLC
5.750%, 11/15/13	1,000,000	1,058,381
7.000%, 11/15/18	346,000	450,443
Duke Energy Corp.
6.300%, 2/1/14	500,000	535,775
3.350%, 4/1/15	1,469,000	1,551,995
1.625%, 8/15/17	500,000	499,861
5.050%, 9/15/19	300,000	348,812
3.050%, 8/15/22	1,000,000	1,013,358
Duke Energy Indiana, Inc.
6.050%, 6/15/16	500,000	581,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
3.750%, 7/15/20	$1,000,000	$1,103,062
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	595,209
Edison International
3.750%, 9/15/17	500,000	532,550
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,078,321
Entergy Corp.
3.625%, 9/15/15	500,000	527,470
4.700%, 1/15/17	250,000	273,703
5.125%, 9/15/20	500,000	548,301
Entergy Louisiana LLC
1.875%, 12/15/14	130,000	133,961
Entergy Texas, Inc.
7.125%, 2/1/19	500,000	613,888
Exelon Corp.
4.900%, 6/15/15	243,000	267,046
FirstEnergy Solutions Corp.
4.800%, 2/15/15	139,000	149,180
Florida Power & Light Co.
5.550%, 11/1/17	500,000	607,607
Florida Power Corp.
5.650%, 6/15/18	346,000	421,487
4.550%, 4/1/20	135,000	157,388
Series A
5.800%, 9/15/17	1,000,000	1,211,761
Georgia Power Co.
5.400%, 6/1/18	1,000,000	1,209,121
4.250%, 12/1/19	307,000	352,095
2.850%, 5/15/22	500,000	514,749
Hydro-Quebec
7.500%, 4/1/16	2,000,000	2,410,540
2.000%, 6/30/16	1,000,000	1,044,559
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,389,703
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,765,969
Kansas City Power & Light Co.
6.375%, 3/1/18	500,000	595,830
Series 09A
7.150%, 4/1/19	500,000	642,419
Kentucky Utilities Co.
1.625%, 11/1/15	1,000,000	1,026,520
LG&E and KU Energy LLC
3.750%, 11/15/20	1,000,000	1,047,320
Louisville Gas & Electric Co.
1.625%, 11/15/15	1,000,000	1,031,690
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	634,088
MidAmerican Energy Co.
4.650%, 10/1/14	1,000,000	1,076,083
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	750,000	894,131
Series D
5.000%, 2/15/14	170,000	178,803
Nevada Power Co.
6.500%, 8/1/18	1,000,000	1,243,717
7.125%, 3/15/19	500,000	646,677
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	1,185,000	1,205,438
1.200%, 6/1/15	200,000	201,016
7.875%, 12/15/15	200,000	240,192
6.000%, 3/1/19	846,000	996,447
Northern States Power Co.
1.950%, 8/15/15	419,000	433,994
5.250%, 3/1/18	500,000	601,179
2.150%, 8/15/22	1,000,000	996,106
NSTAR Electric Co.
5.625%, 11/15/17	750,000	891,374
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	1,000,000	1,127,192
6.800%, 9/1/18	500,000	618,372
7.000%, 9/1/22	750,000	939,146
Pacific Gas & Electric Co.
4.800%, 3/1/14	750,000	793,725
5.625%, 11/30/17	1,000,000	1,218,097
8.250%, 10/15/18	693,000	953,857
3.500%, 10/1/20	1,000,000	1,109,393
PacifiCorp
5.500%, 1/15/19	300,000	369,972
2.950%, 2/1/22	500,000	529,893
Peco Energy Co.
5.000%, 10/1/14	1,000,000	1,084,924
2.375%, 9/15/22	500,000	504,111
Portland General Electric Co.
6.100%, 4/15/19	373,000	463,224
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	203,275
Progress Energy, Inc.
6.050%, 3/15/14	1,000,000	1,073,088
7.050%, 3/15/19	1,000,000	1,271,626
3.150%, 4/1/22	1,000,000	1,012,550
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	42,321
2.250%, 9/15/22	500,000	499,901
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	60,593
4.400%, 2/1/21	150,000	169,218
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	707,217
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	618,987
Southern California Edison Co.
5.750%, 3/15/14	916,000	985,648
5.500%, 8/15/18	500,000	603,464
Southern Co.
4.150%, 5/15/14	302,000	318,837
1.950%, 9/1/16	310,000	320,050
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	307,789
3.550%, 2/15/22	2,000,000	2,097,069
Southwestern Public Service Co.
Series G
8.750%, 12/1/18	500,000	688,682
Tampa Electric Co.
6.100%, 5/15/18	194,000	242,011
2.600%, 9/15/22	200,000	202,775
Toledo Edison Co.
7.250%, 5/1/20	585,000	769,757
UIL Holdings Corp.
4.625%, 10/1/20	500,000	525,529
Virginia Electric & Power Co.
5.400%, 4/30/18	500,000	604,499
5.000%, 6/30/19	500,000	598,801
Series A
5.400%, 1/15/16	930,000	1,072,411
Westar Energy, Inc.
5.100%, 7/15/20	500,000	591,836
Wisconsin Electric Power Co.
4.250%, 12/15/19	669,000	763,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
2.950%, 9/15/21	$500,000	$528,756
Wisconsin Power & Light Co.
5.000%, 7/15/19	269,000	322,275
Xcel Energy, Inc.
4.700%, 5/15/20	500,000	586,230

		76,124,210

Gas Utilities (0.1%)
AGL Capital Corp.
3.500%, 9/15/21	500,000	536,637
Atmos Energy Corp.
8.500%, 3/15/19	650,000	869,138
Boardwalk Pipelines LP
5.750%, 9/15/19	539,000	603,143
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	421,264
4.500%, 1/15/21	1,135,000	1,306,721
DCP Midstream Operating LP
3.250%, 10/1/15	200,000	205,211
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	250,000	296,900
ONEOK, Inc.
5.200%, 6/15/15	500,000	548,542
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	750,000	879,715
Questar Corp.
2.750%, 2/1/16	125,000	131,145
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,339,578
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	993,544
Southwest Gas Corp.
3.875%, 4/1/22	500,000	552,491

		8,684,029

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
4.550%, 6/15/15	500,000	544,836
5.150%, 12/1/20	500,000	586,537
Exelon Generation Co. LLC
6.200%, 10/1/17	596,000	709,038
5.200%, 10/1/19	2,000,000	2,273,478
PPL Energy Supply LLC
6.200%, 5/15/16	500,000	561,200
6.500%, 5/1/18	69,000	81,788
PSEG Power LLC
5.125%, 4/15/20	1,175,000	1,347,678
Southern Power Co.
Series D
4.875%, 7/15/15	1,000,000	1,098,848
Tennessee Valley Authority
5.500%, 7/18/17	2,894,000	3,528,854
3.875%, 2/15/21	1,830,000	2,144,710
TransAlta Corp.
4.750%, 1/15/15	1,000,000	1,048,141

		13,925,108

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	269,000	283,293
Ameren Corp.
8.875%, 5/15/14	750,000	833,685
Avista Corp.
5.125%, 4/1/22	500,000	611,089
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	594,084
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	500,000	652,282
4.450%, 6/15/20	500,000	584,824
Series 02-B
7.125%, 12/1/18	943,000	1,249,300
Dominion Resources, Inc.
5.000%, 12/1/14	208,000	224,040
5.150%, 7/15/15	271,000	300,456
2.250%, 9/1/15	1,500,000	1,561,701
5.600%, 11/15/16	280,000	328,028
6.000%, 11/30/17	941,000	1,153,247
8.875%, 1/15/19	346,000	471,835
5.200%, 8/15/19	316,000	376,270
7.500%, 6/30/66(l)	200,000	214,500
DTE Energy Co.
7.625%, 5/15/14	500,000	552,692
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	211,500
National Grid plc
6.300%, 8/1/16	846,000	983,489
NiSource Finance Corp.
5.400%, 7/15/14	500,000	536,598
6.400%, 3/15/18	1,250,000	1,527,137
6.800%, 1/15/19	1,000,000	1,210,170
NSTAR LLC
4.500%, 11/15/19	269,000	305,316
PG&E Corp.
5.750%, 4/1/14	500,000	537,857
SCANA Corp.
6.250%, 4/1/20	200,000	234,885
Sempra Energy
6.500%, 6/1/16	409,000	488,133
2.300%, 4/1/17	550,000	580,775
9.800%, 2/15/19	1,000,000	1,400,638
Veolia Environnement S.A.
6.000%, 6/1/18	1,067,000	1,240,559
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	530,000	567,100

		19,815,483

Water Utilities (0.0%)
United Utilities plc
5.375%, 2/1/19	500,000	557,749

Total Utilities		119,106,579

Total Corporate Bonds		1,911,900,223

Government Securities (66.8%)
Agency CMO (0.1%)
Federal Home Loan Mortgage Corp.
0.375%, 8/28/14	$2,000,000	2,000,347
1.300%, 6/7/17	500,000	503,245
1.000%, 7/25/17	1,000,000	1,006,859
Federal National Mortgage Association
0.750%, 6/4/15	1,000,000	1,001,021

		4,511,472

Foreign Governments (2.4%)
Canadian Government Bond
2.375%, 9/10/14	2,485,000	2,586,126
0.875%, 2/14/17	3,000,000	3,031,717
China Development Bank Corp.
5.000%, 10/15/15	500,000	546,100
Development Bank of Japan
4.250%, 6/9/15	500,000	547,589
5.125%, 2/1/17	1,000,000	1,175,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Egypt Government AID Bonds
4.450%, 9/15/15	$1,000,000	$1,114,225
Export Development Canada
3.500%, 5/16/13	1,000	1,020
2.250%, 5/28/15	2,500,000	2,623,144
0.500%, 9/15/15	1,000,000	1,002,755
Export-Import Bank of Korea
8.125%, 1/21/14	2,789,000	3,031,558
5.875%, 1/14/15	800,000	879,040
4.125%, 9/9/15	2,650,000	2,848,220
4.000%, 1/11/17	800,000	872,498
5.125%, 6/29/20	500,000	580,805
4.000%, 1/29/21	1,500,000	1,625,002
Federative Republic of Brazil
7.875%, 3/7/15	2,000,000	2,333,000
6.000%, 1/17/17	2,000,000	2,385,000
8.000%, 1/15/18	1,226,500	1,454,629
5.875%, 1/15/19	1,250,000	1,550,000
8.875%, 10/14/19	554,000	800,530
4.875%, 1/22/21	2,500,000	2,988,750
Japan Bank for International Cooperation
1.125%, 7/19/17	3,000,000	3,007,668
Japan Finance Corp.
4.250%, 6/18/13	16,000	16,423
2.875%, 2/2/15	2,500,000	2,629,390
2.500%, 1/21/16	2,000,000	2,111,303
2.500%, 5/18/16	1,000,000	1,059,250
Japan Finance Organization for Municipalities
4.625%, 4/21/15	1,500,000	1,647,598
5.000%, 5/16/17	1,000,000	1,176,593
4.000%, 1/13/21	600,000	694,972
Korea Development Bank
8.000%, 1/23/14	2,500,000	2,716,184
4.375%, 8/10/15	615,000	664,431
3.250%, 3/9/16	100,000	104,984
4.000%, 9/9/16	1,000,000	1,083,581
3.000%, 9/14/22	1,000,000	1,002,514
Korea Finance Corp.
3.250%, 9/20/16	650,000	683,707
People’s Republic of China
4.750%, 10/29/13	1,000,000	1,044,400
Province of British Columbia
2.850%, 6/15/15	1,724,000	1,834,192
2.100%, 5/18/16	1,000,000	1,055,096
1.200%, 4/25/17	1,500,000	1,525,143
Province of Manitoba
1.375%, 4/28/14	300,000	304,101
4.900%, 12/6/16	650,000	751,806
1.750%, 5/30/19	500,000	513,632
2.100%, 9/6/22	1,468,000	1,473,748
Province of New Brunswick
2.750%, 6/15/18	1,250,000	1,344,616
Province of Nova Scotia
2.375%, 7/21/15	500,000	520,406
5.125%, 1/26/17	1,233,000	1,439,465
Province of Ontario
1.375%, 1/27/14	6,000,000	6,076,224
4.100%, 6/16/14	2,193,000	2,329,834
2.950%, 2/5/15	2,000,000	2,113,566
2.700%, 6/16/15	6,000,000	6,341,264
2.300%, 5/10/16	2,000,000	2,111,148
1.650%, 9/27/19	1,000,000	1,003,479
4.400%, 4/14/20	5,000,000	5,935,472
2.450%, 6/29/22	800,000	816,188
Province of Quebec
4.875%, 5/5/14	416,000	444,661
4.600%, 5/26/15	1,270,000	1,403,230
5.125%, 11/14/16	1,520,000	1,774,325
4.625%, 5/14/18	1,416,000	1,664,217
3.500%, 7/29/20	1,500,000	1,671,646
2.750%, 8/25/21	500,000	523,923
Republic of Chile
3.875%, 8/5/20	400,000	452,600
3.250%, 9/14/21	1,000,000	1,076,330
Republic of Colombia
8.250%, 12/22/14	1,000,000	1,155,000
7.375%, 1/27/17	1,500,000	1,863,000
7.375%, 3/18/19	2,000,000	2,645,000
4.375%, 7/12/21	1,000,000	1,151,500
Republic of Italy
4.500%, 1/21/15	3,002,000	3,100,708
3.125%, 1/26/15	3,000,000	3,007,561
5.250%, 9/20/16	1,901,000	1,978,847
5.375%, 6/12/17	2,500,000	2,607,848
Republic of Korea
5.750%, 4/16/14	1,000,000	1,074,740
4.875%, 9/22/14	545,000	587,837
7.125%, 4/16/19	1,546,000	2,022,029
Republic of Panama
7.250%, 3/15/15	1,000,000	1,143,500
5.200%, 1/30/20	943,000	1,129,242
Republic of Peru
8.375%, 5/3/16	720,000	892,800
7.125%, 3/30/19	1,209,000	1,592,858
Republic of Poland
5.250%, 1/15/14	500,000	526,015
3.875%, 7/16/15	1,443,000	1,540,201
5.000%, 10/19/15	1,193,000	1,320,651
6.375%, 7/15/19	1,923,000	2,369,751
5.125%, 4/21/21	1,500,000	1,747,500
5.000%, 3/23/22	2,000,000	2,314,920
Republic of South Africa
6.500%, 6/2/14	500,000	544,250
6.875%, 5/27/19	1,745,000	2,196,519
5.500%, 3/9/20	1,500,000	1,781,250
5.875%, 5/30/22	1,000,000	1,227,500
State of Israel
5.125%, 3/1/14	1,069,000	1,126,553
5.500%, 11/9/16	464,000	533,600
5.125%, 3/26/19	1,387,000	1,598,518
Svensk Exportkredit AB
3.250%, 9/16/14	500,000	523,886
1.750%, 10/20/15	2,230,000	2,288,858
2.125%, 7/13/16	1,000,000	1,040,453
5.125%, 3/1/17	458,000	532,684
United Mexican States
3.625%, 3/15/22	8,996,000	9,828,130

		159,114,052

Municipal Bonds (0.2%)
Bay Area Toll Authority California State
6.793%, 4/1/30	4,000	5,096
7.043%, 4/1/50	4,000	5,791
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	4,000	5,052
City & County of Denver, Colorado
5.650%, 8/1/30	4,000	4,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
City of Chicago, Illinois
6.845%, 1/1/38	$2,000	$2,293
6.395%, 1/1/40	4,000	5,195
Clark County, Nevada Airport
6.881%, 7/1/42	4,000	4,579
Los Angeles, California Community College District
6.750%, 8/1/49	4,000	5,448
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	204,000	243,268
Municipal Electric Authority of Georgia
6.637%, 4/1/57	2,000	2,323
7.055%, 4/1/57	4,000	4,343
New York City Municipal Water Finance Authority
5.724%, 6/15/42	2,000	2,640
6.011%, 6/15/42	4,000	5,469
New York City Transitional Finance Authority
5.508%, 8/1/37	8,000	9,990
New York State Urban Development Corp.
5.770%, 3/15/39	2,000	2,458
Ohio State University
4.910%, 6/1/40	4,000	4,729
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	1,000	1,185
5.561%, 12/1/49	3,000	3,609
Puerto Rico Commonwealth Government Development Bank
3.670%, 5/1/14	1,000,000	1,019,220
4.704%, 5/1/16	1,000,000	1,028,260
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	2,000	2,380
San Diego County, California Water Authority
6.138%, 5/1/49	4,000	5,322
State of California
4.850%, 10/1/14	500,000	535,860
5.450%, 4/1/15	250,000	275,902
3.950%, 11/1/15	1,250,000	1,354,738
5.950%, 4/1/16	35,000	40,026
5.750%, 3/1/17	200,000	231,494
6.200%, 3/1/19	200,000	237,254
6.200%, 10/1/19	400,000	472,072
State of Illinois
3.321%, 1/1/13	269,000	270,757
4.071%, 1/1/14	269,000	278,167
4.421%, 1/1/15	269,000	284,618
4.961%, 3/1/16	3,400,000	3,705,626
5.665%, 3/1/18	2,000,000	2,253,820
State of New York
5.206%, 10/1/31	4,000	4,661

		12,318,291

Supranational (2.4%)
African Development Bank
3.000%, 5/27/14	1,193,000	1,245,455
6.875%, 10/15/15	200,000	224,613
2.500%, 3/15/16	2,000,000	2,134,330
Asian Development Bank
2.750%, 5/21/14	3,100,000	3,222,977
0.875%, 6/10/14	715,000	721,632
4.250%, 10/20/14	416,000	449,173
0.500%, 8/17/15	1,000,000	1,000,189
2.500%, 3/15/16	2,500,000	2,663,481
5.500%, 6/27/16	3,000,000	3,537,729
1.125%, 3/15/17	1,000,000	1,021,733
1.875%, 10/23/18	1,650,000	1,733,820
1.750%, 3/21/19	1,250,000	1,298,930
Corp. Andina de Fomento
3.750%, 1/15/16	2,000,000	2,100,000
5.750%, 1/12/17	346,000	394,440
8.125%, 6/4/19	979,000	1,267,805
Council of Europe Development Bank
2.750%, 2/10/15	500,000	523,444
2.625%, 2/16/16	1,500,000	1,587,259
Council Of Europe Development Bank
1.500%, 2/22/17	1,500,000	1,527,122
European Bank for Reconstruction & Development
2.750%, 4/20/15	700,000	739,135
2.500%, 3/15/16	3,500,000	3,724,605
1.000%, 2/16/17	1,500,000	1,518,098
0.750%, 9/1/17	1,000,000	999,567
European Investment Bank
2.375%, 3/14/14	3,000,000	3,085,831
3.000%, 4/8/14	5,693,000	5,916,456
1.500%, 5/15/14	2,500,000	2,544,139
4.625%, 5/15/14	3,760,000	4,015,699
3.125%, 6/4/14	1,346,000	1,406,857
1.125%, 8/15/14	4,000,000	4,052,033
0.875%, 12/15/14	2,000,000	2,018,039
2.875%, 1/15/15	1,693,000	1,785,556
2.750%, 3/23/15	1,500,000	1,583,312
1.375%, 10/20/15	6,000,000	6,145,616
4.875%, 2/16/16	2,018,000	2,301,507
2.250%, 3/15/16	7,000,000	7,375,334
5.125%, 9/13/16	2,000,000	2,336,178
4.875%, 1/17/17	2,471,000	2,890,609
5.125%, 5/30/17	3,401,000	4,058,410
1.625%, 6/15/17	4,000,000	4,136,067
1.125%, 9/15/17	2,000,000	2,019,188
1.000%, 12/15/17	1,000,000	998,645
2.875%, 9/15/20	2,250,000	2,410,078
4.000%, 2/16/21	2,000,000	2,301,755
Inter-American Development Bank
3.000%, 4/22/14	6,500,000	6,763,871
2.250%, 7/15/15	1,000,000	1,049,031
5.125%, 9/13/16	2,275,000	2,677,038
1.375%, 10/18/16	2,000,000	2,061,467
4.250%, 9/10/18	1,467,000	1,742,571
3.875%, 9/17/19	1,000,000	1,175,625
3.875%, 2/14/20	2,693,000	3,175,503
International Bank for Reconstruction & Development
3.500%, 10/8/13	2,500,000	2,582,177
0.500%, 11/26/13	4,000,000	4,010,574
0.500%, 3/26/14	1,400,000	1,401,747
1.125%, 8/25/14	1,000,000	1,015,027
2.375%, 5/26/15	3,500,000	3,682,617
2.125%, 3/15/16	6,000,000	6,321,443
5.000%, 4/1/16	916,000	1,056,391
1.000%, 9/15/16	1,000,000	1,017,205
0.875%, 4/17/17	3,500,000	3,508,182
9.250%, 7/15/17	599,000	810,529
International Finance Corp.
3.000%, 4/22/14	2,428,000	2,528,886
0.500%, 5/15/15	500,000	501,411
1.125%, 11/23/16	3,000,000	3,065,651
2.125%, 11/17/17	4,000,000	4,261,467
Nordic Investment Bank
2.625%, 10/6/14	1,300,000	1,357,529
2.250%, 3/15/16	500,000	529,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
5.000%, 2/1/17	$1,567,000	$1,856,140
1.000%, 3/7/17	1,000,000	1,014,021
North American Development Bank
4.375%, 2/11/20	500,000	580,242

		156,762,503

U.S. Government Agencies (8.2%)
Federal Farm Credit Bank
0.250%, 1/30/14	500,000	499,997
1.125%, 2/27/14	4,000,000	4,049,366
2.625%, 4/17/14	743,000	770,099
0.370%, 6/11/14	500,000	500,423
0.360%, 6/25/14	500,000	500,389
0.300%, 8/21/14	3,000,000	2,996,657
3.000%, 9/22/14	1,000,000	1,053,964
0.770%, 2/1/16	5,000,000	5,000,263
0.875%, 6/14/16	500,000	501,793
0.730%, 7/26/16	1,000,000	1,000,079
5.125%, 8/25/16	485,000	569,358
4.875%, 1/17/17	4,895,000	5,773,149
2.500%, 6/20/22	1,000,000	1,005,254
Federal Home Loan Bank
4.500%, 11/15/12	1,000	1,006
1.625%, 3/20/13	1,000	1,007
1.875%, 6/21/13	1,000	1,012
5.125%, 8/14/13	1,000	1,043
4.000%, 9/6/13	4,000	4,142
3.625%, 10/18/13	10,000,000	10,356,879
0.550%, 10/25/13	1,200,000	1,200,322
0.375%, 11/27/13	5,500,000	5,508,821
0.875%, 12/27/13	2,000,000	2,015,519
0.375%, 1/29/14	11,000,000	11,019,768
1.375%, 5/28/14	5,750,000	5,856,623
5.250%, 6/18/14	2,772,000	3,008,942
5.500%, 8/13/14	3,901,000	4,283,070
0.400%, 11/14/14	1,000,000	1,000,612
2.750%, 12/12/14	5,000,000	5,270,818
0.450%, 2/13/15	500,000	500,441
2.875%, 6/12/15	2,500,000	2,661,291
0.600%, 8/6/15	648,148	648,208
0.550%, 10/5/15	500,000	499,986
1.000%, 3/11/16	5,000,000	5,098,473
5.375%, 5/18/16	5,100,000	5,995,313
2.125%, 6/10/16	5,000,000	5,283,144
5.625%, 6/13/16	1,000,000	1,147,875
4.750%, 12/16/16	10,371,000	12,159,303
4.875%, 5/17/17	3,169,000	3,777,853
5.250%, 6/5/17	950,000	1,140,683
1.050%, 7/26/17	250,000	250,124
1.000%, 8/9/17	500,000	500,248
1.250%, 9/5/17	250,000	250,046
1.150%, 10/13/17	500,000	500,383
5.000%, 11/17/17	6,426,000	7,792,696
1.650%, 7/18/19	250,000	251,433
4.125%, 3/13/20	4,000,000	4,738,805
5.500%, 7/15/36	3,000	4,154
Federal Home Loan Mortgage Corp.
0.500%, 10/18/13	2,500,000	2,500,420
0.875%, 10/28/13	10,000,000	10,069,997
4.875%, 11/15/13	18,844,000	19,830,148
0.375%, 11/27/13	5,000,000	5,008,019
0.550%, 12/27/13	1,500,000	1,501,462
2.500%, 1/7/14	4,170,000	4,289,252
0.550%, 1/9/14	5,000,000	5,005,572
4.500%, 1/15/14	3,634,000	3,833,879
1.375%, 2/25/14	15,000,000	15,236,590
0.400%, 2/27/14	3,000,000	3,002,670
2.500%, 4/23/14	5,243,000	5,426,856
5.000%, 7/15/14	6,386,000	6,927,555
0.625%, 7/25/14	1,500,000	1,502,455
3.000%, 7/28/14	800,000	839,811
5.000%, 11/13/14	1,000,000	1,095,979
0.750%, 11/25/14	5,000,000	5,047,460
1.000%, 12/5/14	600,000	601,021
0.875%, 12/19/14	1,500,000	1,502,566
1.000%, 12/19/14	1,200,000	1,202,390
0.850%, 1/9/15	5,000,000	5,010,048
0.800%, 1/13/15	1,000,000	1,006,634
4.500%, 1/15/15	1,916,000	2,099,195
0.650%, 1/30/15	500,000	502,376
0.800%, 1/30/15	1,500,000	1,503,214
2.875%, 2/9/15	5,020,000	5,324,792
0.550%, 2/13/15	1,000,000	1,003,282
0.550%, 2/27/15	3,500,000	3,505,815
0.600%, 5/22/15	250,000	250,425
1.000%, 6/30/15	1,500,000	1,513,611
4.750%, 11/17/15	6,915,000	7,849,252
0.750%, 11/23/15	1,000,000	1,002,124
4.750%, 1/19/16	3,500,000	3,992,904
0.850%, 2/24/16	1,000,000	1,007,188
1.000%, 2/24/16	1,000,000	1,008,849
1.000%, 3/21/16	1,000,000	1,009,268
1.000%, 5/16/16	250,000	250,999
5.500%, 7/18/16	5,693,000	6,736,612
0.700%, 9/27/16	250,000	250,269
5.125%, 10/18/16	5,500,000	6,486,336
1.600%, 11/2/16	1,200,000	1,201,408
1.625%, 11/14/16	1,200,000	1,201,956
2.250%, 1/23/17	500,000	512,230
5.000%, 4/18/17	5,277,000	6,290,378
1.250%, 5/12/17	5,000,000	5,119,739
1.250%, 5/15/17	250,000	251,372
2.250%, 7/3/17	500,000	507,124
2.000%, 7/17/17	2,500,000	2,532,358
1.000%, 7/28/17	5,000,000	5,047,503
2.000%, 8/8/17	250,000	253,428
5.125%, 11/17/17	6,732,000	8,168,216
4.875%, 6/13/18	4,000,000	4,859,175
3.750%, 3/27/19	7,220,000	8,413,047
2.000%, 7/30/19	500,000	508,742
3.000%, 7/31/19	500,000	510,532
1.250%, 8/1/19	3,000,000	3,006,105
3.000%, 8/1/19	3,000,000	3,063,392
1.250%, 10/2/19	2,000,000	1,995,860
2.375%, 1/13/22	7,930,000	8,319,534
Federal National Mortgage Association
1.125%, 10/8/13	2,539,000	2,562,378
1.000%, 10/15/13	539,000	543,320
4.625%, 10/15/13	8,402,000	8,787,311
0.600%, 10/25/13	3,000,000	3,000,916
0.625%, 12/6/13	1,500,000	1,501,361
0.750%, 12/18/13	5,000,000	5,030,050
0.500%, 12/27/13	4,000,000	4,003,403
5.125%, 1/2/14	90,000	95,282
2.750%, 2/5/14	3,079,000	3,182,727
1.350%, 2/24/14	539,000	546,990
1.250%, 2/27/14	5,000,000	5,069,811
2.750%, 3/13/14	15,150,000	15,697,841
2.500%, 5/15/14	150,000	155,490
0.875%, 8/28/14	10,000,000	10,110,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
3.000%, 9/16/14	$2,693,000	$2,835,668
4.625%, 10/15/14	2,000,000	2,176,046
2.625%, 11/20/14	5,520,000	5,793,333
0.750%, 11/21/14	1,200,000	1,201,124
0.900%, 12/5/14	1,500,000	1,502,275
0.750%, 12/19/14	11,500,000	11,595,383
1.000%, 1/26/15	1,500,000	1,500,991
0.750%, 1/30/15	500,000	503,048
0.560%, 2/10/15	250,000	250,370
0.800%, 2/13/15	1,000,000	1,006,930
5.000%, 3/2/15	1,000,000	1,112,188
5.000%, 4/15/15	5,000,000	5,587,641
0.625%, 6/4/15	500,000	502,461
0.700%, 6/26/15	1,000,000	1,001,169
2.375%, 7/28/15	5,000,000	5,282,450
2.150%, 8/4/15	269,000	282,799
0.500%, 8/20/15	2,500,000	2,503,114
0.600%, 8/20/15	2,000,000	2,002,342
2.000%, 9/21/15	400,000	419,654
1.875%, 10/15/15	339,000	352,150
4.375%, 10/15/15	3,513,000	3,933,041
1.625%, 10/26/15	5,000,000	5,182,686
0.800%, 11/23/15	5,490,000	5,494,074
0.800%, 11/24/15	2,000,000	2,006,762
0.750%, 12/28/15	500,000	500,568
0.700%, 2/22/16	2,000,000	2,002,908
5.000%, 3/15/16	4,000,000	4,615,798
2.375%, 4/11/16	5,000,000	5,321,611
1.250%, 6/20/16	500,000	503,494
0.850%, 7/18/16	1,000,000	1,001,636
5.250%, 9/15/16	5,100,000	6,034,058
1.250%, 9/28/16	6,000,000	6,149,926
1.750%, 11/14/16	1,200,000	1,202,225
4.875%, 12/15/16	3,400,000	3,995,785
1.000%, 1/3/17	1,000,000	1,001,774
1.250%, 2/27/17	500,000	501,985
1.250%, 3/6/17	500,000	502,100
1.200%, 3/8/17	500,000	502,006
1.125%, 4/27/17	15,000,000	15,267,949
5.000%, 5/11/17	2,609,000	3,113,002
(Zero Coupon), 6/1/17	3,000,000	2,867,063
5.375%, 6/12/17	4,150,000	5,039,964
1.125%, 6/14/17	500,000	500,876
1.125%, 6/28/17	500,000	502,438
1.000%, 8/21/17	500,000	501,277
0.950%, 8/23/17	2,000,000	2,002,929
0.875%, 8/28/17	350,000	351,412
1.375%, 8/28/17	3,500,000	3,515,363
0.875%, 10/26/17	2,250,000	2,255,679
1.750%, 1/30/19	500,000	506,679
(Zero Coupon), 10/9/19	4,000,000	3,518,712
Financing Corp.
10.700%, 10/6/17 IO STRIPS	1,200,000	1,785,848

		534,330,037

U.S. Treasuries (53.5%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,098,000	3,900,963
9.875%, 11/15/15	6,039,000	7,824,153
9.250%, 2/15/16	6,068,000	7,873,837
7.250%, 5/15/16	2,719,000	3,387,023
7.500%, 11/15/16	15,712,000	20,206,999
8.750%, 5/15/17	11,386,000	15,641,518
8.875%, 8/15/17	2,903,000	4,056,884
9.125%, 5/15/18	2,693,000	3,939,528
9.000%, 11/15/18	1,386,000	2,063,398
8.875%, 2/15/19	6,932,000	10,378,792
8.125%, 8/15/19	12,482,000	18,435,749
U.S. Treasury Notes
0.250%, 11/30/13	25,000,000	25,012,403
2.000%, 11/30/13	19,909,000	20,322,890
0.750%, 12/15/13	20,000,000	20,128,906
0.125%, 12/31/13	20,000,000	19,978,906
1.500%, 12/31/13	29,793,000	30,272,483
0.250%, 1/31/14	95,000,000	95,044,536
1.750%, 1/31/14	15,782,000	16,103,435
1.250%, 2/15/14	25,000,000	25,351,563
4.000%, 2/15/14	13,237,000	13,923,100
0.250%, 2/28/14	20,000,000	20,009,376
1.875%, 2/28/14	16,240,000	16,618,975
0.250%, 3/31/14	20,000,000	20,006,250
1.750%, 3/31/14	14,975,000	15,315,623
1.250%, 4/15/14	25,000,000	25,389,745
0.250%, 4/30/14	35,000,000	35,009,569
1.875%, 4/30/14	13,139,000	13,479,279
1.000%, 5/15/14	40,000,000	40,497,344
4.750%, 5/15/14	19,157,000	20,558,530
0.250%, 5/31/14	45,000,000	45,014,062
2.250%, 5/31/14	19,111,000	19,748,830
0.750%, 6/15/14	50,000,000	50,439,455
0.250%, 6/30/14	50,000,000	50,009,765
2.625%, 6/30/14	20,100,000	20,935,171
0.625%, 7/15/14	25,000,000	25,169,922
0.125%, 7/31/14	50,000,000	49,896,485
2.625%, 7/31/14	22,435,000	23,411,625
0.500%, 8/15/14	25,000,000	25,120,117
4.250%, 8/15/14	38,880,000	41,779,900
0.250%, 8/31/14	58,000,000	58,012,006
2.375%, 8/31/14	47,972,000	49,918,987
0.250%, 9/15/14	25,000,000	25,001,953
0.250%, 9/30/14	50,000,000	50,013,670
2.375%, 9/30/14	23,464,000	24,461,220
2.375%, 10/31/14	27,197,000	28,389,205
0.375%, 11/15/14	10,000,000	10,024,062
4.250%, 11/15/14	18,464,000	20,019,736
2.625%, 12/31/14	87,425,000	92,073,553
0.250%, 1/15/15	30,000,000	29,990,859
0.250%, 2/15/15	30,000,000	29,982,186
4.000%, 2/15/15	16,392,000	17,832,575
2.500%, 3/31/15	22,870,000	24,136,961
2.500%, 4/30/15	41,732,000	44,105,833
2.125%, 5/31/15	24,390,000	25,568,342
1.875%, 6/30/15	30,000,000	31,293,750
0.250%, 7/15/15	30,000,000	29,956,407
1.750%, 7/31/15	25,965,000	27,019,018
0.250%, 8/15/15	25,000,000	24,960,743
4.250%, 8/15/15	19,365,000	21,538,721
1.250%, 8/31/15	10,000,000	10,271,953
1.250%, 9/30/15	42,079,000	43,244,391
1.250%, 10/31/15	20,000,000	20,560,782
4.500%, 11/15/15	20,579,000	23,233,047
1.375%, 11/30/15	30,000,000	30,968,673
2.125%, 12/31/15	10,000,000	10,571,016
4.500%, 2/15/16	5,000,000	5,692,226
2.125%, 2/29/16	30,000,000	31,786,875
2.625%, 2/29/16	10,157,000	10,934,566
2.375%, 3/31/16	7,520,000	8,038,939
2.000%, 4/30/16	8,000,000	8,455,500
2.625%, 4/30/16	7,000,000	7,555,078
5.125%, 5/15/16	13,582,000	15,877,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
1.750%, 5/31/16	$10,000,000	$10,484,766
1.500%, 6/30/16	10,000,000	10,398,516
3.250%, 6/30/16	9,000,000	9,945,070
1.500%, 7/31/16	30,000,000	31,206,327
3.250%, 7/31/16	10,554,000	11,684,185
4.875%, 8/15/16	13,723,000	16,052,372
3.000%, 8/31/16	17,972,000	19,753,895
1.000%, 9/30/16	25,000,000	25,531,835
3.000%, 9/30/16	28,118,000	30,941,002
1.000%, 10/31/16	35,000,000	35,736,641
3.125%, 10/31/16	18,464,000	20,441,812
4.625%, 11/15/16	15,000,000	17,527,734
2.750%, 11/30/16	49,079,000	53,649,482
0.875%, 12/31/16	10,000,000	10,156,016
3.250%, 12/31/16	20,000,000	22,308,126
0.875%, 1/31/17	10,000,000	10,153,437
3.125%, 1/31/17	3,811,000	4,236,194
4.625%, 2/15/17	5,167,000	6,080,550
0.875%, 2/28/17	35,000,000	35,537,029
3.000%, 2/28/17	17,464,000	19,341,925
1.000%, 3/31/17	20,000,000	20,400,312
3.250%, 3/31/17	12,079,000	13,531,311
0.875%, 4/30/17	25,000,000	25,354,103
3.125%, 4/30/17	18,464,000	20,602,938
4.500%, 5/15/17	16,272,000	19,191,934
2.750%, 5/31/17	14,964,000	16,470,338
0.750%, 6/30/17	30,000,000	30,228,048
2.500%, 6/30/17	34,000,000	37,046,985
0.500%, 7/31/17	15,000,000	14,926,407
2.375%, 7/31/17	10,000,000	10,846,563
4.750%, 8/15/17	18,010,000	21,595,397
0.625%, 8/31/17	40,000,000	40,023,436
1.875%, 8/31/17	15,000,000	15,921,562
0.625%, 9/30/17	30,000,000	29,994,141
1.875%, 9/30/17	42,000,000	44,564,953
4.250%, 11/15/17	12,154,000	14,349,695
2.250%, 11/30/17	35,000,000	37,822,148
3.500%, 2/15/18	28,139,000	32,275,214
2.750%, 2/28/18	30,000,000	33,253,827
2.625%, 4/30/18	5,000,000	5,512,734
3.875%, 5/15/18	7,225,000	8,472,328
2.375%, 5/31/18	15,000,000	16,332,070
2.375%, 6/30/18	10,000,000	10,893,672
2.250%, 7/31/18	30,000,000	32,475,702
4.000%, 8/15/18	9,910,000	11,747,144
1.500%, 8/31/18	15,000,000	15,586,405
1.375%, 9/30/18	21,000,000	21,662,976
1.750%, 10/31/18	20,000,000	21,075,000
3.750%, 11/15/18	23,294,000	27,340,969
1.375%, 12/31/18	14,000,000	14,418,359
1.250%, 1/31/19	25,000,000	25,533,398
2.750%, 2/15/19	25,007,000	27,862,292
1.375%, 2/28/19	15,000,000	15,426,797
3.125%, 5/15/19	32,304,000	36,826,308
3.625%, 8/15/19	34,684,000	40,737,440
1.000%, 9/30/19	5,000,000	4,981,836
3.375%, 11/15/19	33,782,000	39,166,270
3.625%, 2/15/20	35,176,000	41,452,443
3.500%, 5/15/20	35,925,000	42,063,124
2.625%, 8/15/20	45,000,000	49,748,202
2.625%, 11/15/20	35,000,000	38,642,187
3.625%, 2/15/21	45,000,000	53,275,779
3.125%, 5/15/21	44,500,000	50,869,757
2.125%, 8/15/21	45,000,000	47,601,913
2.000%, 11/15/21	30,000,000	31,318,827
2.000%, 2/15/22	37,000,000	38,483,178
1.750%, 5/15/22	15,000,000	15,211,055
1.625%, 8/15/22	28,000,000	27,968,937

		3,506,000,608

Total Government Securities		4,373,036,963

Total Long-Term Debt Securities (96.0%) (Cost $5,975,459,100)		6,284,937,186

	Number of	Value
	Shares	(Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	19,140
Freddie Mac
8.375%(l)*	17,000	14,450

Total Preferred Stocks (0.0%) (Cost $18,166)		33,590

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(3.0%)
iShares Barclays 1-3 Year Treasury Bond Fund	1,420,000	119,990,000
iShares Barclays 7-10 Year Treasury Bond Fund	690,000	74,837,400

Total Investment Companies (3.0%) (Cost $192,616,089)		194,827,400

Total Investments (99.0%) (Cost $6,168,093,355)		6,479,798,176
Other Assets Less Liabilities (1.0%)		67,349,747

Net Assets (100%)		$6,547,147,923

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $19,070,878 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2012.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest Only

STRIPS — Separate Trading at Registered Interest and Principal Securties

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$120,148,814	$—	$120,148,814
Consumer Staples	—	156,128,844	—	156,128,844
Energy	—	176,653,542	—	176,653,542
Financials	—	813,669,458	—	813,669,458
Health Care	—	142,078,737	—	142,078,737
Industrials	—	113,513,934	—	113,513,934
Information Technology	—	80,443,943	—	80,443,943
Materials	—	98,014,129	—	98,014,129
Telecommunication Services	—	92,142,243	—	92,142,243
Utilities	—	119,106,579	—	119,106,579
Government Securities
Agency CMO	—	4,511,472	—	4,511,472
Foreign Governments	—	159,114,052	—	159,114,052
Municipal Bonds	—	12,318,291	—	12,318,291
Supranational	—	156,762,503	—	156,762,503
U.S. Government Agencies	—	534,330,037	—	534,330,037
U.S. Treasuries	—	3,506,000,608	—	3,506,000,608
Investment Companies
Exchange Traded Funds (ETFs)	194,827,400	—	—	194,827,400
Preferred Stocks
Financials	33,590	—	—	33,590

Total Assets	$194,860,990	$6,284,937,186	$—	$6,479,798,176

Total Liabilities	$—	$—	$—	$—

Total	$194,860,990	$6,284,937,186	$—	$6,479,798,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities – Financials††
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/12	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—

††	Securities at fair value have $0 market value.

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$532,530,021
Long-term U.S. Treasury securities	1,011,953,764

$1,544,483,785

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$775,242,383
Long-term U.S. Treasury securities	1,051,625,482

$1,826,867,865

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,958,394
Aggregate gross unrealized depreciation	(25,254,103)

Net unrealized appreciation	$310,704,291

Federal income tax cost of investments	$6,169,093,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Automobiles (0.4%)
Harley-Davidson, Inc.	35,550	$1,506,254

Household Durables (0.1%)
Hunter Douglas N.V.	13,143	495,704

Internet & Catalog Retail (1.5%)
Expedia, Inc.	11,440	661,689
Groupon, Inc.*	144,180	686,297
Liberty Interactive Corp.*	111,490	2,062,565
Liberty Ventures*	5,574	276,693
Netflix, Inc.*	40,840	2,223,330

		5,910,574

Media (2.8%)
Grupo Televisa S.A.B. (ADR)	25,990	611,025
Walt Disney Co.	206,220	10,781,182

		11,392,207

Specialty Retail (4.8%)
Bed Bath & Beyond, Inc.*	235,852	14,858,676
CarMax, Inc.*	110,660	3,131,678
Tiffany & Co.	21,370	1,322,376

		19,312,730

Textiles, Apparel & Luxury Goods (0.2%)
Cie Financiere Richemont S.A., Class A	10,300	617,671

Total Consumer Discretionary		39,235,140

Consumer Staples (14.9%)
Beverages (3.5%)
Coca-Cola Co.	151,000	5,727,430
Diageo plc (ADR)	46,825	5,278,582
Heineken Holding N.V.	60,967	2,961,074

		13,967,086

Food & Staples Retailing (10.3%)
Costco Wholesale Corp.	141,390	14,156,674
CVS Caremark Corp.	525,910	25,464,562
Sysco Corp.	42,530	1,329,913
Walgreen Co.	8,480	309,011

		41,260,160

Food Products (0.2%)
Nestle S.A. (Registered)	12,720	802,016

Personal Products (0.2%)
Natura Cosmeticos S.A.	23,000	622,863

Tobacco (0.7%)
Philip Morris International, Inc.	32,190	2,895,169

Total Consumer Staples		59,547,294

Energy (9.5%)
Energy Equipment & Services (1.3%)
Schlumberger Ltd.	39,550	2,860,651
Transocean Ltd.	49,894	2,239,742

		5,100,393

Oil, Gas & Consumable Fuels (8.2%)
Canadian Natural Resources Ltd.	381,190	11,736,840
China Coal Energy Co., Ltd., Class H	140,500	128,287
Devon Energy Corp.	87,460	5,291,330
EOG Resources, Inc.	32,250	3,613,613
Occidental Petroleum Corp.	139,490	12,004,509
OGX Petroleo e Gas Participacoes S.A.*	42,500	129,769

		32,904,348

Total Energy		38,004,741

Financials (35.4%)
Capital Markets (7.5%)
Ameriprise Financial, Inc.	21,030	1,192,191
Bank of New York Mellon Corp.	838,070	18,957,143
Charles Schwab Corp.	183,530	2,347,349
Goldman Sachs Group, Inc.	17,460	1,984,853
Julius Baer Group Ltd.*	155,390	5,419,236

		29,900,772

Commercial Banks (6.4%)
Wells Fargo & Co.	740,927	25,584,210

Consumer Finance (5.9%)
American Express Co.	415,305	23,614,242

Diversified Financial Services (1.0%)
CME Group, Inc.	16,250	931,125
JPMorgan Chase & Co.	76,400	3,092,672

		4,023,797

Insurance (13.1%)
ACE Ltd.	47,190	3,567,564
Alleghany Corp.*	16,438	5,670,124
Berkshire Hathaway, Inc., Class B*	165,010	14,553,882
Everest Reinsurance Group Ltd.	20,075	2,147,222
Fairfax Financial Holdings Ltd.	7,750	2,996,828
Loews Corp.	297,191	12,262,101
Markel Corp.*	1,442	661,142
Progressive Corp.	504,439	10,462,065

		52,320,928

Real Estate Management & Development (1.5%)
Brookfield Asset Management, Inc.,
Class A	73,716	2,543,939
Hang Lung Group Ltd.	573,700	3,636,468

		6,180,407

Total Financials		141,624,356

Health Care (3.7%)
Health Care Providers & Services (3.4%)
Express Scripts Holding Co.*	221,000	13,850,070

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	31,102	1,195,872

Total Health Care		15,045,942

Industrials (4.6%)
Commercial Services & Supplies (1.1%)
Iron Mountain, Inc.	134,386	4,583,907

Electrical Equipment (0.4%)
Emerson Electric Co.	31,570	1,523,884

Machinery (0.9%)
PACCAR, Inc.	92,490	3,701,912

Marine (1.2%)
China Shipping Development Co., Ltd., Class H	191,200	79,399

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kuehne + Nagel International AG (Registered)	40,551	$4,578,965

		4,658,364

Transportation Infrastructure (1.0%)
China Merchants Holdings International Co., Ltd.	1,361,428	4,196,275

Total Industrials		18,664,342

Information Technology (9.7%)
Computers & Peripherals (0.4%)
Hewlett-Packard Co.	87,070	1,485,414

Internet Software & Services (4.7%)
Google, Inc., Class A*	25,035	18,888,907

IT Services (0.6%)
Visa, Inc., Class A	18,920	2,540,578

Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.	62,420	1,415,686
Texas Instruments, Inc.	142,700	3,931,385

		5,347,071

Software (2.6%)
Activision Blizzard, Inc.	211,300	2,383,464
Microsoft Corp.	141,761	4,221,642
Oracle Corp.	121,500	3,826,035

		10,431,141

Total Information Technology		38,693,111

Materials (8.1%)
Chemicals (6.6%)
Air Products and Chemicals, Inc.	67,990	5,622,773
Ecolab, Inc.	58,660	3,801,755
Monsanto Co.	118,653	10,799,796
Potash Corp. of Saskatchewan, Inc.	74,789	3,247,338
Praxair, Inc.	28,100	2,919,028

		26,390,690

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	15,410	1,277,027

Containers & Packaging (0.1%)
Sealed Air Corp.	13,322	205,958

Metals & Mining (1.1%)
BHP Billiton plc	73,550	2,286,294
Rio Tinto plc	48,138	2,242,604

		4,528,898

Paper & Forest Products (0.0%)
Sino-Forest Corp.(b)*†	282,990	—
Sino-Forest Corp. (ADR)(b)*§†	6,800	—

		—

Total Materials		32,402,573

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V. (ADR)	43,320	1,102,061

Total Telecommunication Services		1,102,061

Total Common Stocks (96.0%) (Cost $307,965,222)		384,319,560

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Materials (0.1%)
Paper & Forest Products (0.1%)
Sino-Forest Corp.
5.000%, 8/1/13*(b)(h)§	$1,664,000	228,800

Total Materials		228,800

Total Convertible Bonds		228,800
Total Long-Term Debt Securities (0.1%) (Cost $1,664,000)		228,800

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Liberty Ventures, expiring 10/10/12* (Cost $—)	1,858	25,157

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (3.9%)
Societe Generale North America, Inc.
0.18%, 10/1/12(p)	$15,503,000	15,502,923

Total Short-Term Investments (3.9%) (Cost $15,503,000)		15,502,923

Total Investments (100.0%) (Cost $325,132,222)		400,076,440
Other Assets Less Liabilities (0.0%)		152,322

Net Assets (100%)		$400,228,762

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $228,800 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(h)	Security in default.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$38,121,765	$1,113,375	—	$39,235,140
Consumer Staples	55,784,204	3,763,090	—	59,547,294
Energy	37,876,454	128,287	—	38,004,741
Financials	132,568,652	9,055,704	—	141,624,356
Health Care	15,045,942	—	—	15,045,942
Industrials	9,809,703	8,854,639	—	18,664,342
Information Technology	38,693,111	—	—	38,693,111
Materials	27,873,675	4,528,898	—	32,402,573
Telecommunication Services	1,102,061	—	—	1,102,061
Convertible Bonds
Materials	—	228,800	—	228,800
Rights
Consumer Discretionary	25,157	—	—	25,157
Short-Term Investments	—	15,502,923	—	15,502,923

Total Assets	$356,900,724	$43,175,716	$—	$400,076,440

Total Liabilities	$—	$—	$—	$—

Total	$356,900,724	$43,175,716	$—	$400,076,440

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities - Materials ††
Balance as of 12/31/11	$149,423
Total gains or losses (realized/unrealized) included in earnings	(149,423)
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/12	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(149,423)

††	Includes securities at fair value with $0 market value.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$68,608,109
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$91,388,803

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,249,947
Aggregate gross unrealized depreciation	(23,252,061)

Net unrealized appreciation	$60,997,886

Federal income tax cost of investments	$339,078,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.2%)
BorgWarner, Inc.*	27,810	$1,921,949
Goodyear Tire & Rubber Co.*	59,350	723,477
Johnson Controls, Inc.	165,900	4,545,660

		7,191,086

Automobiles (0.4%)
Ford Motor Co.	925,648	9,126,889
Harley-Davidson, Inc.	55,250	2,340,943

		11,467,832

Distributors (0.1%)
Genuine Parts Co.	37,600	2,294,728

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	24,450	710,272
H&R Block, Inc.	65,750	1,139,448

		1,849,720

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	108,500	3,953,740
Chipotle Mexican Grill, Inc.*	7,751	2,461,252
Darden Restaurants, Inc.	31,150	1,736,612
International Game Technology	64,800	848,232
Marriott International, Inc., Class A	61,027	2,386,156
McDonald’s Corp.	244,800	22,460,400
Starbucks Corp.	184,400	9,358,300
Starwood Hotels & Resorts Worldwide, Inc.	47,700	2,764,692
Wyndham Worldwide Corp.	34,545	1,812,922
Wynn Resorts Ltd.	19,279	2,225,568
Yum! Brands, Inc.	110,680	7,342,511

		57,350,385

Household Durables (0.3%)
D.R. Horton, Inc.	67,350	1,390,104
Harman International Industries, Inc.	16,300	752,408
Leggett & Platt, Inc.	34,050	852,952
Lennar Corp., Class A	39,500	1,373,415
Newell Rubbermaid, Inc.	70,076	1,337,751
PulteGroup, Inc.*	81,907	1,269,559
Whirlpool Corp.	18,866	1,564,180

		8,540,369

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	87,850	22,342,012
Expedia, Inc.	22,759	1,316,381
Netflix, Inc.*	13,500	734,940
priceline.com, Inc.*	12,106	7,490,345
TripAdvisor, Inc.*	26,559	874,588

		32,758,266

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	28,108	1,072,882
Mattel, Inc.	82,750	2,935,970

		4,008,852

Media (3.5%)
Cablevision Systems Corp. - New York Group, Class A	52,300	828,955
CBS Corp., Class B	144,400	5,246,052
Comcast Corp., Class A	649,350	23,227,249
DIRECTV*	152,410	7,995,429
Discovery Communications, Inc., Class A*	60,016	3,578,754
Gannett Co., Inc.	56,150	996,662
Interpublic Group of Cos., Inc.	106,026	1,179,009
McGraw-Hill Cos., Inc.	68,000	3,712,120
News Corp., Class A	494,100	12,120,273
Omnicom Group, Inc.	64,500	3,325,620
Scripps Networks Interactive, Inc., Class A	20,961	1,283,442
Time Warner Cable, Inc.	74,397	7,072,179
Time Warner, Inc.	230,300	10,439,499
Viacom, Inc., Class B	114,900	6,157,491
Walt Disney Co.	435,500	22,767,940
Washington Post Co., Class B	1,150	417,485

		110,348,159

Multiline Retail (0.8%)
Big Lots, Inc.*	14,450	427,431
Dollar Tree, Inc.*	55,880	2,697,607
Family Dollar Stores, Inc.	23,550	1,561,365
J.C. Penney Co., Inc.	34,550	839,220
Kohl’s Corp.	52,300	2,678,806
Macy’s, Inc.	97,672	3,674,421
Nordstrom, Inc.	37,100	2,047,178
Sears Holdings Corp.*	1	55
Target Corp.	158,900	10,085,383

		24,011,466

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A	20,034	679,553
AutoNation, Inc.*	9,339	407,834
AutoZone, Inc.*	9,100	3,363,997
Bed Bath & Beyond, Inc.*	56,350	3,550,050
Best Buy Co., Inc.	64,475	1,108,325
CarMax, Inc.*	55,346	1,566,292
GameStop Corp., Class A	29,913	628,173
Gap, Inc.	72,375	2,589,578
Home Depot, Inc.	365,908	22,089,866
Limited Brands, Inc.	57,907	2,852,499
Lowe’s Cos., Inc.	276,750	8,368,920
O’Reilly Automotive, Inc.*	28,914	2,417,789
Ross Stores, Inc.	54,300	3,507,780
Staples, Inc.	165,525	1,906,848
Tiffany & Co.	28,900	1,788,332
TJX Cos., Inc.	178,600	7,999,494
Urban Outfitters, Inc.*	26,408	991,884

		65,817,214

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	69,250	3,879,385
Fossil, Inc.*	13,332	1,129,220
NIKE, Inc., Class B	89,250	8,470,717
Ralph Lauren Corp.	14,850	2,245,766
VF Corp.	21,400	3,410,304

		19,135,392

Total Consumer Discretionary		344,773,469

Consumer Staples (10.8%)
Beverages (2.4%)
Beam, Inc.	38,450	2,212,413
Brown-Forman Corp., Class B	36,775	2,399,569
Coca-Cola Co.	939,666	35,641,531
Coca-Cola Enterprises, Inc.	67,150	2,099,781
Constellation Brands, Inc., Class A*	35,650	1,153,278
Dr. Pepper Snapple Group, Inc.	51,125	2,276,596
Molson Coors Brewing Co., Class B	37,700	1,698,385
Monster Beverage Corp.*	37,240	2,016,918
PepsiCo, Inc.	377,753	26,733,580

		76,232,051

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	104,950	10,508,119
CVS Caremark Corp.	308,745	14,949,433
Kroger Co.	132,100	3,109,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	58,050	$934,024
Sysco Corp.	142,300	4,449,721
Walgreen Co.	207,950	7,577,698
Wal-Mart Stores, Inc.	407,918	30,104,348
Whole Foods Market, Inc.	41,650	4,056,710

		75,689,687

Food Products (1.7%)
Archer-Daniels-Midland Co.	159,816	4,343,799
Campbell Soup Co.	43,700	1,521,634
ConAgra Foods, Inc.	98,550	2,718,994
Dean Foods Co.*	44,860	733,461
General Mills, Inc.	157,300	6,268,405
H.J. Heinz Co.	77,700	4,347,315
Hershey Co.	36,800	2,608,752
Hormel Foods Corp.	32,458	949,072
J.M. Smucker Co.	26,547	2,291,803
Kellogg Co.	59,900	3,094,434
Kraft Foods, Inc., Class A	430,731	17,810,727
McCormick & Co., Inc. (Non-Voting)	32,200	1,997,688
Mead Johnson Nutrition Co.	49,500	3,627,360
Tyson Foods, Inc., Class A	70,250	1,125,405

		53,438,849

Household Products (2.2%)
Clorox Co.	31,450	2,265,973
Colgate-Palmolive Co.	108,200	11,601,204
Kimberly-Clark Corp.	95,894	8,225,787
Procter & Gamble Co.	668,505	46,367,507

		68,460,471

Personal Products (0.2%)
Avon Products, Inc.	104,850	1,672,357
Estee Lauder Cos., Inc., Class A	58,300	3,589,531

		5,261,888

Tobacco (1.9%)
Altria Group, Inc.	493,300	16,471,287
Lorillard, Inc.	31,674	3,688,437
Philip Morris International, Inc.	409,100	36,794,454
Reynolds American, Inc.	79,600	3,449,864

		60,404,042

Total Consumer Staples		339,486,988

Energy (11.2%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	106,657	4,824,096
Cameron International Corp.*	59,724	3,348,725
Diamond Offshore Drilling, Inc.	16,847	1,108,701
Ensco plc, Class A	56,320	3,072,819
FMC Technologies, Inc.*	57,860	2,678,918
Halliburton Co.	225,150	7,585,303
Helmerich & Payne, Inc.	25,619	1,219,721
Nabors Industries Ltd.*	70,400	987,712
National Oilwell Varco, Inc.	103,497	8,291,145
Noble Corp.*	61,280	2,192,598
Rowan Cos., plc, Class A*	30,100	1,016,477
Schlumberger Ltd.	322,038	23,293,009

		59,619,224

Oil, Gas & Consumable Fuels (9.3%)
Alpha Natural Resources, Inc.*	53,396	350,812
Anadarko Petroleum Corp.	121,294	8,480,876
Apache Corp.	94,930	8,208,597
Cabot Oil & Gas Corp.	50,968	2,288,463
Chesapeake Energy Corp.	125,900	2,375,733
Chevron Corp.	476,234	55,509,835
ConocoPhillips	294,784	16,855,749
CONSOL Energy, Inc.	55,200	1,658,760
Denbury Resources, Inc.*	94,852	1,532,808
Devon Energy Corp.	91,300	5,523,650
EOG Resources, Inc.	65,600	7,350,480
EQT Corp.	36,267	2,139,753
Exxon Mobil Corp.#	1,120,360	102,456,922
Hess Corp.	72,150	3,875,898
Kinder Morgan, Inc.	138,387	4,915,506
Marathon Oil Corp.	171,014	5,056,884
Marathon Petroleum Corp.	82,057	4,479,492
Murphy Oil Corp.	44,800	2,405,312
Newfield Exploration Co.*	32,700	1,024,164
Noble Energy, Inc.	43,153	4,000,715
Occidental Petroleum Corp.	196,600	16,919,396
Peabody Energy Corp.	65,050	1,449,964
Phillips 66	152,092	7,052,506
Pioneer Natural Resources Co.	29,929	3,124,588
QEP Resources, Inc.	43,139	1,365,781
Range Resources Corp.	39,469	2,757,699
Southwestern Energy Co.*	84,443	2,936,928
Spectra Energy Corp.	158,356	4,649,332
Sunoco, Inc.	25,500	1,194,165
Tesoro Corp.	33,854	1,418,483
Valero Energy Corp.	133,835	4,239,893
Williams Cos., Inc.	152,000	5,315,440
WPX Energy, Inc.*	48,233	800,185

		293,714,769

Total Energy		353,333,993

Financials (14.5%)
Capital Markets (1.8%)
Ameriprise Financial, Inc.	51,157	2,900,090
Bank of New York Mellon Corp.	286,619	6,483,322
BlackRock, Inc.	31,064	5,538,711
Charles Schwab Corp.	265,905	3,400,925
E*TRADE Financial Corp.*	62,290	548,775
Federated Investors, Inc., Class B	22,651	468,649
Franklin Resources, Inc.	33,517	4,191,971
Goldman Sachs Group, Inc.	109,392	12,435,683
Invesco Ltd.	108,051	2,700,194
Legg Mason, Inc.	29,163	719,743
Morgan Stanley	335,613	5,618,162
Northern Trust Corp.	53,100	2,464,637
State Street Corp.	116,220	4,876,591
T. Rowe Price Group, Inc.	61,586	3,898,394

		56,245,847

Commercial Banks (2.8%)
BB&T Corp.	169,650	5,625,594
Comerica, Inc.	46,950	1,457,798
Fifth Third Bancorp	223,017	3,458,994
First Horizon National Corp.	60,296	580,650
Huntington Bancshares, Inc./Ohio	208,288	1,437,187
KeyCorp	228,950	2,001,023
M&T Bank Corp.	29,250	2,783,430
PNC Financial Services Group, Inc.	128,479	8,107,025
Regions Financial Corp.	343,002	2,473,044
SunTrust Banks, Inc.	130,600	3,692,062
U.S. Bancorp	459,995	15,777,829
Wells Fargo & Co.	1,192,253	41,168,496
Zions Bancorp	44,600	921,213

		89,484,345

Consumer Finance (0.9%)
American Express Co.	239,410	13,612,853
Capital One Financial Corp.	141,044	8,040,918
Discover Financial Services	124,971	4,965,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	113,892	$1,790,382

		28,409,251

Diversified Financial Services (3.0%)
Bank of America Corp.	2,615,571	23,095,492
Citigroup, Inc.	711,644	23,284,992
CME Group, Inc.	74,215	4,252,519
IntercontinentalExchange, Inc.*	17,647	2,354,286
JPMorgan Chase & Co.	921,941	37,320,172
Leucadia National Corp.	48,042	1,092,955
Moody’s Corp.	46,876	2,070,513
NASDAQ OMX Group, Inc.	28,723	669,102
NYSE Euronext	59,621	1,469,658

		95,609,689

Insurance (3.8%)
ACE Ltd.	82,327	6,223,921
Aflac, Inc.	113,600	5,439,168
Allstate Corp.	117,676	4,661,146
American International Group, Inc.*	282,989	9,279,209
Aon plc	78,225	4,090,385
Assurant, Inc.	19,680	734,064
Berkshire Hathaway, Inc., Class B*	445,082	39,256,233
Chubb Corp.	64,500	4,920,060
Cincinnati Financial Corp.	35,463	1,343,693
Genworth Financial, Inc., Class A*	119,270	623,782
Hartford Financial Services Group, Inc.	105,700	2,054,808
Lincoln National Corp.	67,728	1,638,340
Loews Corp.	75,797	3,127,384
Marsh & McLennan Cos., Inc.	132,050	4,480,457
MetLife, Inc.	257,799	8,883,754
Principal Financial Group, Inc.	67,300	1,813,062
Progressive Corp.	135,950	2,819,603
Prudential Financial, Inc.	113,100	6,165,081
Torchmark Corp.	23,125	1,187,469
Travelers Cos., Inc.	93,574	6,387,361
Unum Group	67,970	1,306,384
XL Group plc	74,100	1,780,623

		118,215,987

Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	95,942	6,849,299
Apartment Investment & Management Co. (REIT), Class A	35,263	916,485
AvalonBay Communities, Inc. (REIT)	23,544	3,201,749
Boston Properties, Inc. (REIT)	36,600	4,048,326
Equity Residential (REIT)	73,000	4,199,690
HCP, Inc. (REIT)	104,268	4,637,841
Health Care REIT, Inc. (REIT)	55,443	3,201,833
Host Hotels & Resorts, Inc. (REIT)	175,289	2,813,388
Kimco Realty Corp. (REIT)	98,770	2,002,068
Plum Creek Timber Co., Inc. (REIT)	39,150	1,716,336
Prologis, Inc. (REIT)	111,762	3,915,023
Public Storage (REIT)	35,000	4,870,950
Simon Property Group, Inc. (REIT)	73,605	11,173,975
Ventas, Inc. (REIT)	71,726	4,464,944
Vornado Realty Trust (REIT)	41,005	3,323,455
Weyerhaeuser Co. (REIT)	130,469	3,410,460

		64,745,822

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	73,250	1,348,532

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	115,314	917,899
People’s United Financial, Inc.	85,193	1,034,243

		1,952,142

Total Financials		456,011,615

Health Care (11.9%)
Biotechnology (1.6%)
Alexion Pharmaceuticals, Inc.*	46,900	5,365,360
Amgen, Inc.	187,030	15,770,370
Biogen Idec, Inc.*	57,389	8,564,160
Celgene Corp.*	104,700	7,999,080
Gilead Sciences, Inc.*	183,600	12,178,188

		49,877,158

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	132,800	8,002,528
Becton, Dickinson and Co.	48,400	3,802,304
Boston Scientific Corp.*	344,356	1,976,603
C.R. Bard, Inc.	18,950	1,983,118
CareFusion Corp.*	53,787	1,527,013
Covidien plc	116,496	6,922,192
DENTSPLY International, Inc.	34,330	1,309,346
Edwards Lifesciences Corp.*	28,129	3,020,211
Intuitive Surgical, Inc.*	9,763	4,838,836
Medtronic, Inc.	247,600	10,676,512
St. Jude Medical, Inc.	76,222	3,211,233
Stryker Corp.	70,150	3,904,549
Varian Medical Systems, Inc.*	26,838	1,618,868
Zimmer Holdings, Inc.	42,450	2,870,469

		55,663,782

Health Care Providers & Services (1.9%)
Aetna, Inc.	81,122	3,212,431
AmerisourceBergen Corp.	61,000	2,361,310
Cardinal Health, Inc.	82,775	3,225,742
Cigna Corp.	69,950	3,299,541
Coventry Health Care, Inc.	32,450	1,352,840
DaVita, Inc.*	20,694	2,144,105
Express Scripts Holding Co.*	196,755	12,330,636
Humana, Inc.	39,250	2,753,387
Laboratory Corp. of America Holdings*	23,300	2,154,551
McKesson Corp.	57,331	4,932,186
Patterson Cos., Inc.	20,600	705,344
Quest Diagnostics, Inc.	38,550	2,445,227
Tenet Healthcare Corp.*	101,100	633,897
UnitedHealth Group, Inc.	250,600	13,885,746
WellPoint, Inc.	78,950	4,579,890

		60,016,833

Health Care Technology (0.1%)
Cerner Corp.*	35,346	2,736,134

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	84,523	3,249,910
Life Technologies Corp.*	42,506	2,077,693
PerkinElmer, Inc.	27,600	813,372
Thermo Fisher Scientific, Inc.	88,700	5,218,221
Waters Corp.*	21,300	1,774,929

		13,134,125

Pharmaceuticals (6.1%)
Abbott Laboratories	380,850	26,111,076
Allergan, Inc.	74,700	6,841,026
Bristol-Myers Squibb Co.	407,473	13,752,214
Eli Lilly and Co.	247,860	11,751,043
Forest Laboratories, Inc.*	56,700	2,019,087
Hospira, Inc.*	40,010	1,313,128
Johnson & Johnson	669,160	46,111,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	739,117	$33,334,177
Mylan, Inc.*	98,450	2,402,180
Perrigo Co.	21,370	2,482,553
Pfizer, Inc.	1,812,794	45,047,931
Watson Pharmaceuticals, Inc.*	30,950	2,635,702

		193,801,932

Total Health Care		375,229,964

Industrials (9.7%)
Aerospace & Defense (2.2%)
Boeing Co.	164,174	11,429,794
General Dynamics Corp.	80,500	5,322,660
Honeywell International, Inc.	189,412	11,317,367
L-3 Communications Holdings, Inc.	23,400	1,678,014
Lockheed Martin Corp.	65,408	6,107,799
Northrop Grumman Corp.	59,970	3,983,807
Precision Castparts Corp.	35,350	5,774,069
Raytheon Co.	80,550	4,604,238
Rockwell Collins, Inc.	34,450	1,847,898
Textron, Inc.	68,100	1,782,177
United Technologies Corp.	203,600	15,939,844

		69,787,667

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	39,152	2,292,350
Expeditors International of Washington, Inc.	51,048	1,856,105
FedEx Corp.	70,910	6,000,404
United Parcel Service, Inc., Class B	174,450	12,485,387

		22,634,246

Airlines (0.0%)
Southwest Airlines Co.	180,318	1,581,389

Building Products (0.0%)
Masco Corp.	86,650	1,304,082

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	24,600	782,772
Cintas Corp.	26,050	1,079,772
Iron Mountain, Inc.	36,597	1,248,324
Pitney Bowes, Inc.	48,600	671,652
R.R. Donnelley & Sons Co.	43,700	463,220
Republic Services, Inc.	72,601	1,997,254
Stericycle, Inc.*	20,815	1,884,174
Tyco International Ltd.	111,636	6,280,641
Waste Management, Inc.	105,756	3,392,652

		17,800,461

Construction & Engineering (0.2%)
Fluor Corp.	40,500	2,279,340
Jacobs Engineering Group, Inc.*	31,414	1,270,068
Quanta Services, Inc.*	51,700	1,276,990

		4,826,398

Electrical Equipment (0.5%)
Cooper Industries plc	38,760	2,909,326
Emerson Electric Co.	176,500	8,519,655
Rockwell Automation, Inc.	34,250	2,382,087
Roper Industries, Inc.	23,755	2,610,437

		16,421,505

Industrial Conglomerates (2.5%)
3M Co.	154,400	14,269,648
Danaher Corp.	141,800	7,820,270
General Electric Co.	2,562,683	58,198,531

		80,288,449

Machinery (1.9%)
Caterpillar, Inc.	158,600	13,645,944
Cummins, Inc.	43,000	3,965,030
Deere & Co.	95,100	7,844,799
Dover Corp.	44,400	2,641,356
Eaton Corp.	81,900	3,870,594
Flowserve Corp.	12,397	1,583,593
Illinois Tool Works, Inc.	104,695	6,226,212
Ingersoll-Rand plc	69,515	3,115,662
Joy Global, Inc.	25,700	1,440,742
PACCAR, Inc.	85,750	3,432,144
Pall Corp.	28,250	1,793,592
Parker Hannifin Corp.	36,300	3,033,954
Pentair, Inc.	24,372	1,084,798
Snap-on, Inc.	14,100	1,013,367
Stanley Black & Decker, Inc.	40,796	3,110,695
Xylem, Inc.	45,000	1,131,750

		58,934,232

Professional Services (0.1%)
Dun & Bradstreet Corp.	10,856	864,355
Equifax, Inc.	29,050	1,353,149
Robert Half International, Inc.	34,400	916,072

		3,133,576

Road & Rail (0.8%)
CSX Corp.	252,400	5,237,300
Norfolk Southern Corp.	77,550	4,934,506
Ryder System, Inc.	12,400	484,344
Union Pacific Corp.	115,000	13,650,500

		24,306,650

Trading Companies & Distributors (0.2%)
Fastenal Co.	65,366	2,810,084
W.W. Grainger, Inc.	14,600	3,042,202

		5,852,286

Total Industrials		306,870,941

Information Technology (20.0%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	1,283,850	24,508,697
F5 Networks, Inc.*	19,200	2,010,240
Harris Corp.	27,484	1,407,730
JDS Uniphase Corp.*	56,250	696,656
Juniper Networks, Inc.*	127,800	2,186,658
Motorola Solutions, Inc.	69,514	3,513,933
QUALCOMM, Inc.	413,400	25,833,366

		60,157,280

Computers & Peripherals (6.0%)
Apple, Inc.	227,530	151,821,668
Dell, Inc.	353,602	3,486,516
EMC Corp.*	509,300	13,888,611
Hewlett-Packard Co.	477,129	8,139,821
NetApp, Inc.*	88,100	2,896,728
SanDisk Corp.*	58,650	2,547,169
Seagate Technology plc	85,760	2,658,560
Western Digital Corp.	54,020	2,092,194

		187,531,267

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	39,056	2,299,617
Corning, Inc.	361,392	4,752,305
FLIR Systems, Inc.	36,597	731,025
Jabil Circuit, Inc.	45,350	848,952
Molex, Inc.	33,400	877,752
TE Connectivity Ltd.	103,810	3,530,578

		13,040,229

Internet Software & Services (2.2%)
Akamai Technologies, Inc.*	42,958	1,643,573
eBay, Inc.*	281,450	13,624,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class A*	64,367	$48,564,902
VeriSign, Inc.*	37,950	1,847,786
Yahoo!, Inc.*	252,997	4,041,627

		69,722,882

IT Services (3.9%)
Accenture plc, Class A	154,100	10,791,623
Automatic Data Processing, Inc.	117,550	6,895,483
Cognizant Technology Solutions Corp., Class A*	72,500	5,069,200
Computer Sciences Corp.	37,600	1,211,096
Fidelity National Information Services, Inc.	60,699	1,895,023
Fiserv, Inc.*	32,950	2,439,288
International Business Machines Corp.	260,701	54,082,422
Mastercard, Inc., Class A	26,050	11,761,054
Paychex, Inc.	78,275	2,605,775
SAIC, Inc.	68,800	828,352
Teradata Corp.*	40,955	3,088,417
Total System Services, Inc.	39,225	929,633
Visa, Inc., Class A	126,873	17,036,506
Western Union Co.	146,149	2,662,835

		121,296,707

Office Electronics (0.1%)
Xerox Corp.	317,196	2,328,219

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	145,900	491,683
Altera Corp.	77,600	2,637,236
Analog Devices, Inc.	72,550	2,843,234
Applied Materials, Inc.	300,300	3,352,849
Broadcom Corp., Class A*	124,750	4,313,855
First Solar, Inc.*	14,500	321,102
Intel Corp.	1,214,180	27,537,602
KLA-Tencor Corp.	40,350	1,924,897
Lam Research Corp.*	44,188	1,404,516
Linear Technology Corp.	55,850	1,778,823
LSI Corp.*	135,300	934,923
Microchip Technology, Inc.	46,936	1,536,685
Micron Technology, Inc.*	246,950	1,477,996
NVIDIA Corp.*	150,350	2,005,669
Teradyne, Inc.*	45,450	646,299
Texas Instruments, Inc.	276,131	7,607,409
Xilinx, Inc.	63,550	2,123,206

		62,937,984

Software (3.5%)
Adobe Systems, Inc.*	119,350	3,874,101
Autodesk, Inc.*	55,050	1,837,018
BMC Software, Inc.*	35,550	1,474,969
CA, Inc.	83,025	2,139,139
Citrix Systems, Inc.*	45,350	3,472,450
Electronic Arts, Inc.*	77,250	980,303
Intuit, Inc.	67,000	3,944,960
Microsoft Corp.	1,831,173	54,532,332
Oracle Corp.	924,297	29,106,113
Red Hat, Inc.*	46,810	2,665,361
Salesforce.com, Inc.*	31,018	4,736,138
Symantec Corp.*	170,590	3,070,620

		111,833,504

Total Information Technology		628,848,072

Materials (3.5%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	51,350	4,246,645
Airgas, Inc.	16,859	1,387,496
CF Industries Holdings, Inc.	15,245	3,388,049
Dow Chemical Co.	290,701	8,418,701
E.I. du Pont de Nemours & Co.	225,800	11,350,966
Eastman Chemical Co.	37,100	2,115,071
Ecolab, Inc.	63,941	4,144,016
FMC Corp.	33,360	1,847,477
International Flavors & Fragrances, Inc.	19,800	1,179,684
LyondellBasell Industries N.V., Class A	82,360	4,254,718
Monsanto Co.	129,348	11,773,255
Mosaic Co.	67,110	3,866,207
PPG Industries, Inc.	37,100	4,260,564
Praxair, Inc.	72,350	7,515,718
Sherwin-Williams Co.	20,750	3,089,882
Sigma-Aldrich Corp.	29,350	2,112,319

		74,950,768

Construction Materials (0.0%)
Vulcan Materials Co.	31,400	1,485,220

Containers & Packaging (0.1%)
Ball Corp.	37,500	1,586,625
Bemis Co., Inc.	25,050	788,323
Owens-Illinois, Inc.*	39,982	750,062
Sealed Air Corp.	42,334	654,484

		3,779,494

Metals & Mining (0.8%)
Alcoa, Inc.	258,898	2,291,247
Allegheny Technologies, Inc.	25,950	827,805
Cliffs Natural Resources, Inc.	34,600	1,353,898
Freeport-McMoRan Copper & Gold, Inc.	230,388	9,118,757
Newmont Mining Corp.	120,400	6,743,604
Nucor Corp.	77,050	2,947,933
Titanium Metals Corp.	17,783	228,156
United States Steel Corp.	35,000	667,450

		24,178,850

Paper & Forest Products (0.2%)
International Paper Co.	106,135	3,854,823
MeadWestvaco Corp.	42,059	1,287,006

		5,141,829

Total Materials		109,536,161

Telecommunication Services (3.3%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	1,400,100	52,783,770
CenturyLink, Inc.	151,130	6,105,652
Frontier Communications Corp.	242,290	1,187,221
Verizon Communications, Inc.	691,396	31,506,916
Windstream Corp.	142,686	1,442,555

		93,026,114

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	71,150	4,560,715
MetroPCS Communications, Inc.*	76,650	897,572
Sprint Nextel Corp.*	728,191	4,019,614

		9,477,901

Total Telecommunication Services		102,504,015

Utilities (3.5%)
Electric Utilities (2.1%)
American Electric Power Co., Inc.	117,630	5,168,662
Duke Energy Corp.	170,900	11,074,320
Edison International	79,100	3,614,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	43,050	$2,983,365
Exelon Corp.	207,120	7,369,330
FirstEnergy Corp.	101,432	4,473,151
NextEra Energy, Inc.	102,650	7,219,374
Northeast Utilities	76,094	2,909,074
Pepco Holdings, Inc.	55,455	1,048,099
Pinnacle West Capital Corp.	26,600	1,404,480
PPL Corp.	140,888	4,092,796
Southern Co.	212,250	9,782,603
Xcel Energy, Inc.	118,245	3,276,569

		64,415,902

Gas Utilities (0.1%)
AGL Resources, Inc.	28,460	1,164,299
ONEOK, Inc.	49,714	2,401,683

		3,565,982

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	150,600	1,652,082
NRG Energy, Inc.	55,268	1,182,183

		2,834,265

Multi-Utilities (1.2%)
Ameren Corp.	58,850	1,922,629
CenterPoint Energy, Inc.	103,650	2,207,745
CMS Energy Corp.	64,300	1,514,265
Consolidated Edison, Inc.	71,050	4,255,185
Dominion Resources, Inc.	139,146	7,366,389
DTE Energy Co.	41,650	2,496,501
Integrys Energy Group, Inc.	18,924	987,833
NiSource, Inc.	69,059	1,759,623
PG&E Corp.	103,500	4,416,345
Public Service Enterprise Group, Inc.	122,700	3,948,486
SCANA Corp.	31,811	1,535,517
Sempra Energy	54,522	3,516,124
TECO Energy, Inc.	49,400	876,356
Wisconsin Energy Corp.	55,904	2,105,904

		38,908,902

Total Utilities		109,725,051

Total Common Stocks (99.4%) (Cost $2,416,427,898)		3,126,320,269

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Multiline Retail (0.0%)
Sears Hometown and Outlet Stores, Inc., expiring 10/8/12* (Cost $—)	1	3

Total Investments (99.4%) (Cost $2,416,427,898)		3,126,320,272
Other Assets Less Liabilities (0.6%)		19,698,697

Net Assets (100%)		$3,146,018,969

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $16,186,650.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	193	December-12	$14,005,981	$13,840,030	$(165,951)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$344,773,469	$—	$—	$344,773,469
Consumer Staples	339,486,988	—	—	339,486,988
Energy	353,333,993	—	—	353,333,993
Financials	456,011,615	—	—	456,011,615
Health Care	375,229,964	—	—	375,229,964
Industrials	306,870,941	—	—	306,870,941
Information Technology	628,848,072	—	—	628,848,072
Materials	109,536,161	—	—	109,536,161
Telecommunication Services	102,504,015	—	—	102,504,015
Utilities	109,725,051	—	—	109,725,051
Rights
Consumer Discretionary	3	—	—	3

Total Assets	$3,126,320,272	$—	$—	$3,126,320,272

Liabilities:
Futures	$(165,951)	$—	$—	$(165,951)

Total Liabilities	$(165,951)	$—	$—	$(165,951)

Total	$3,126,154,321	$—	$—	$3,126,154,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary	Investments in Preferred Stocks - Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	6,612	574
Purchases	—	—
Sales	(6,612)	(574)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—

Investment security transactions for the nine months ended September 30, 2012. were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$134,410,319
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$176,150,154

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,081,509,796
Aggregate gross unrealized depreciation	(429,389,904)

Net unrealized appreciation	$652,119,892

Federal income tax cost of investments	$2,474,200,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Auto Components (0.3%)
Allison Transmission Holdings, Inc.	84,182	$1,693,742
BorgWarner, Inc.*	13,415	927,110
Delphi Automotive plc*	38,501	1,193,531
Gentex Corp.	16,879	287,112
Goodyear Tire & Rubber Co.*	28,641	349,134
Visteon Corp.*	354	15,739

		4,466,368

Automobiles (0.3%)
Harley-Davidson, Inc.	27,097	1,148,100
Tesla Motors, Inc.*	109,835	3,215,969
Thor Industries, Inc.	441	16,017

		4,380,086

Distributors (0.1%)
Genuine Parts Co.	18,207	1,111,173
LKQ Corp.*	34,508	638,398

		1,749,571

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	11,270	327,393
H&R Block, Inc.	20,190	349,893
ITT Educational Services, Inc.*	2,842	91,598
Weight Watchers International, Inc.	3,067	161,937

		930,821

Hotels, Restaurants & Leisure (3.0%)
Bally Technologies, Inc.*	4,991	246,505
Brinker International, Inc.	8,742	308,593
Chipotle Mexican Grill, Inc.*	3,711	1,178,391
Choice Hotels International, Inc.	301	9,629
Darden Restaurants, Inc.	15,058	839,484
Dunkin’ Brands Group, Inc.	8,336	243,370
International Game Technology	17,322	226,745
Las Vegas Sands Corp.	162,010	7,512,404
Marriott International, Inc., Class A	27,433	1,072,630
McDonald’s Corp.	184,943	16,968,520
Panera Bread Co., Class A*	3,316	566,671
Penn National Gaming, Inc.*	560	24,136
Starbucks Corp.	230,076	11,676,357
Starwood Hotels & Resorts Worldwide, Inc.	23,133	1,340,789
Wyndham Worldwide Corp.	17,028	893,629
Wynn Resorts Ltd.	9,352	1,079,595
Yum! Brands, Inc.	53,904	3,575,991

		47,763,439

Household Durables (0.1%)
D.R. Horton, Inc.	2,519	51,992
Garmin Ltd.	865	36,105
Jarden Corp.	2,175	114,927
NVR, Inc.*	526	444,207
Tempur-Pedic International, Inc.*	6,971	208,363
Tupperware Brands Corp.	6,544	350,693

		1,206,287

Internet & Catalog Retail (2.5%)
Amazon.com, Inc.*	114,842	29,206,618
Expedia, Inc.	6,396	369,945
Groupon, Inc.*	5,285	25,157
HomeAway, Inc.*	3,252	76,259
Liberty Interactive Corp.*	9,229	170,737
Liberty Ventures*	575	28,543
Netflix, Inc.*	6,498	353,751
priceline.com, Inc.*	17,328	10,721,353
TripAdvisor, Inc.*	10,124	333,383

		41,285,746

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	12,197	465,560
Mattel, Inc.	30,853	1,094,664
Polaris Industries, Inc.	7,572	612,348

		2,172,572

Media (2.8%)
AMC Networks, Inc., Class A*	6,683	290,844
Cablevision Systems Corp. - New
York Group, Class A	2,613	41,416
CBS Corp., Class B	116,396	4,228,667
Charter Communications, Inc., Class A*	5,708	428,500
Cinemark Holdings, Inc.	13,556	304,061
Clear Channel Outdoor Holdings, Inc., Class A*	3,278	19,602
Comcast Corp., Class A	349,707	12,509,019
DIRECTV*	76,662	4,021,689
Discovery Communications, Inc., Class A*	29,840	1,779,359
DISH Network Corp., Class A	18,667	571,397
Interpublic Group of Cos., Inc.	3,111	34,594
John Wiley & Sons, Inc., Class A	2,379	109,315
Lamar Advertising Co., Class A*	7,865	291,477
Liberty Global, Inc., Class A*	30,703	1,865,207
Liberty Media Corp. - Liberty Capital*	845	88,024
Madison Square Garden Co., Class A*	460	18,524
McGraw-Hill Cos., Inc.	32,778	1,789,351
Morningstar, Inc.	2,800	175,392
News Corp., Class A	84,241	2,066,432
Omnicom Group, Inc.	31,908	1,645,176
Pandora Media, Inc.*	12,147	133,010
Regal Entertainment Group, Class A	3,665	51,567
Scripps Networks Interactive, Inc., Class A	9,942	608,749
Sirius XM Radio, Inc.*	444,877	1,156,680
Time Warner Cable, Inc.	36,575	3,476,820
Viacom, Inc., Class B	61,777	3,310,629
Virgin Media, Inc.	32,510	957,094
Walt Disney Co.	77,030	4,027,128

		45,999,723

Multiline Retail (0.3%)
Big Lots, Inc.*	6,973	206,261
Dollar General Corp.*	21,664	1,116,562
Dollar Tree, Inc.*	27,148	1,310,570
Family Dollar Stores, Inc.	11,313	750,052
Kohl’s Corp.	1,964	100,596
Macy’s, Inc.	6,616	248,894
Nordstrom, Inc.	18,405	1,015,588
Target Corp.	4,334	275,079

		5,023,602

Specialty Retail (2.5%)
Aaron’s, Inc.	6,851	190,526
Advance Auto Parts, Inc.	8,604	588,858
American Eagle Outfitters, Inc.	17,923	377,817
Ascena Retail Group, Inc.*	14,504	311,111
AutoNation, Inc.*	2,252	98,345
AutoZone, Inc.*	4,449	1,644,662
Bed Bath & Beyond, Inc.*	27,210	1,714,230
CarMax, Inc.*	4,945	139,943
Chico’s FAS, Inc.	13,778	249,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Dick’s Sporting Goods, Inc.	10,867	$563,454
DSW, Inc., Class A	3,648	243,395
Foot Locker, Inc.	3,721	132,095
Gap, Inc.	35,520	1,270,906
GNC Holdings, Inc., Class A	8,065	314,293
Home Depot, Inc.	311,691	18,816,786
Limited Brands, Inc.	28,253	1,391,743
Lowe’s Cos., Inc.	18,466	558,412
O’Reilly Automotive, Inc.*	13,917	1,163,739
PetSmart, Inc.	12,686	875,080
Ross Stores, Inc.	26,515	1,712,869
Sally Beauty Holdings, Inc.*	17,070	428,286
Tiffany & Co.	12,459	770,963
TJX Cos., Inc.	86,722	3,884,278
Tractor Supply Co.	8,433	833,939
Ulta Salon Cosmetics & Fragrance, Inc.	7,333	706,205
Urban Outfitters, Inc.*	12,467	468,260
Williams-Sonoma, Inc.	5,806	255,290

		39,705,005

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.*	5,615	302,312
Coach, Inc.	33,634	1,884,177
Deckers Outdoor Corp.*	2,802	102,665
Fossil, Inc.*	6,393	541,487
Hanesbrands, Inc.*	11,418	364,006
Michael Kors Holdings Ltd.*	92,152	4,900,643
NIKE, Inc., Class B	42,328	4,017,351
PVH Corp.	7,631	715,177
Ralph Lauren Corp.	7,216	1,091,276
Under Armour, Inc., Class A*	106,292	5,934,282
VF Corp.	10,273	1,637,105

		21,490,481

Total Consumer Discretionary		216,173,701

Consumer Staples (9.0%)
Beverages (3.4%)
Brown-Forman Corp., Class B	15,301	998,390
Coca-Cola Co.	800,232	30,352,800
Coca-Cola Enterprises, Inc.	2,563	80,145
Dr. Pepper Snapple Group, Inc.	24,793	1,104,032
Monster Beverage Corp.*	16,870	913,679
PepsiCo, Inc.	293,848	20,795,623

		54,244,669

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	173,807	17,402,426
CVS Caremark Corp.	30,350	1,469,547
Fresh Market, Inc.*	3,251	194,995
Kroger Co.	61,761	1,453,854
Safeway, Inc.	4,019	64,666
Sysco Corp.	36,131	1,129,816
Wal-Mart Stores, Inc.	156,076	11,518,409
Whole Foods Market, Inc.	58,609	5,708,516

		38,942,229

Food Products (0.7%)
Campbell Soup Co.	16,071	559,592
Dean Foods Co.*	18,674	305,320
Flowers Foods, Inc.	13,123	264,822
General Mills, Inc.	59,322	2,363,982
Green Mountain Coffee Roasters, Inc.*	13,629	323,689
H.J. Heinz Co.	23,325	1,305,034
Hershey Co.	17,599	1,247,593
Hillshire Brands Co.	11,835	316,941
Hormel Foods Corp.	8,986	262,751
Ingredion, Inc.	1,914	105,576
Kellogg Co.	26,727	1,380,717
Kraft Foods, Inc., Class A	10,724	443,437
McCormick & Co., Inc. (Non-Voting)	15,476	960,131
Mead Johnson Nutrition Co.	23,834	1,746,556

		11,586,141

Household Products (0.7%)
Church & Dwight Co., Inc.	10,031	541,574
Clorox Co.	908	65,421
Colgate-Palmolive Co.	51,221	5,491,916
Kimberly-Clark Corp.	41,030	3,519,553
Procter & Gamble Co.	23,411	1,623,787

		11,242,251

Personal Products (0.3%)
Avon Products, Inc.	38,965	621,492
Estee Lauder Cos., Inc., Class A	26,935	1,658,388
Herbalife Ltd.	55,027	2,608,280
Nu Skin Enterprises, Inc., Class A	6,281	243,891

		5,132,051

Tobacco (1.5%)
Altria Group, Inc.	184,813	6,170,906
Lorillard, Inc.	15,294	1,780,986
Philip Morris International, Inc.	183,508	16,504,710
Reynolds American, Inc.	12,886	558,479

		25,015,081

Total Consumer Staples		146,162,422

Energy (3.3%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	2,145	97,490
Cameron International Corp.*	22,139	1,241,334
CARBO Ceramics, Inc.	2,310	145,345
Dresser-Rand Group, Inc.*	8,853	487,889
FMC Technologies, Inc.*	27,985	1,295,705
Halliburton Co.	34,461	1,160,991
Helmerich & Payne, Inc.	2,593	123,453
National Oilwell Varco, Inc.	90,400	7,241,944
Noble Corp.*	107,300	3,839,194
Oceaneering International, Inc.	12,676	700,349
Oil States International, Inc.*	5,521	438,699
RPC, Inc.	6,287	74,752
Schlumberger Ltd.	156,081	11,289,339
SEACOR Holdings, Inc.*	1,080	90,029

		28,226,513

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.	66,100	4,621,712
Cabot Oil & Gas Corp.	24,559	1,102,699
Cheniere Energy, Inc.*	16,408	255,145
Cobalt International Energy, Inc.*	20,190	449,631
Concho Resources, Inc.*	12,175	1,153,581
Continental Resources, Inc.*	4,937	379,655
EOG Resources, Inc.	31,554	3,535,626
Golar LNG Ltd.	5,140	198,353
Kinder Morgan, Inc.	57,116	2,028,760
Kosmos Energy Ltd.*	8,470	96,473
Laredo Petroleum Holdings, Inc.*	2,139	47,015
Noble Energy, Inc.	43,348	4,018,793
Pioneer Natural Resources Co.	12,023	1,255,201
Range Resources Corp.	18,982	1,326,273
SM Energy Co.	6,255	338,458
Southwestern Energy Co.*	14,138	491,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sunoco, Inc.	10,561	$494,572
Whiting Petroleum Corp.*	1,955	92,628
Williams Cos., Inc.	73,295	2,563,126
World Fuel Services Corp.	2,756	98,141

		24,547,562

Total Energy		52,774,075

Financials (3.5%)
Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	4,485	551,655
BlackRock, Inc.	7,974	1,421,764
Eaton Vance Corp.	13,517	391,452
Federated Investors, Inc., Class B	8,959	185,362
Franklin Resources, Inc.	3,780	472,765
Goldman Sachs Group, Inc.	48,000	5,456,640
Jefferies Group, Inc.	198,900	2,722,941
Lazard Ltd., Class A	13,381	391,127
LPL Financial Holdings, Inc.	5,027	143,470
SEI Investments Co.	16,066	344,616
T. Rowe Price Group, Inc.	29,857	1,889,948
Waddell & Reed Financial, Inc., Class A	10,105	331,141

		14,302,881

Commercial Banks (0.4%)
Signature Bank/New York*	935	62,720
Wells Fargo & Co.	199,800	6,899,094

		6,961,814

Consumer Finance (0.3%)
American Express Co.	75,355	4,284,685

Diversified Financial Services (0.2%)
CBOE Holdings, Inc.	8,940	263,015
IntercontinentalExchange, Inc.*	8,515	1,135,986
Leucadia National Corp.	5,563	126,558
Moody’s Corp.	22,959	1,014,099
MSCI, Inc.*	14,226	509,149

		3,048,807

Insurance (0.3%)
Allied World Assurance Co. Holdings AG	2,137	165,083
Aon plc	3,288	171,930
Arch Capital Group Ltd.*	1,840	76,691
Arthur J. Gallagher & Co.	13,942	499,402
Brown & Brown, Inc.	1,308	34,100
Endurance Specialty Holdings Ltd.	586	22,561
Erie Indemnity Co., Class A	3,023	194,288
Hanover Insurance Group, Inc.	2,330	86,816
Marsh & McLennan Cos., Inc.	50,702	1,720,319
Travelers Cos., Inc.	19,721	1,346,156
Validus Holdings Ltd.	1,685	57,138

		4,374,484

Real Estate Investment Trusts (REITs) (1.4%)
American Campus Communities, Inc. (REIT)	1,047	45,942
American Tower Corp. (REIT)	120,783	8,622,698
Apartment Investment & Management Co. (REIT), Class A	11,973	311,178
Boston Properties, Inc. (REIT)	2,963	327,737
BRE Properties, Inc. (REIT)	2,497	117,084
Camden Property Trust (REIT)	7,076	456,331
Digital Realty Trust, Inc. (REIT)	14,250	995,363
Equity Lifestyle Properties, Inc. (REIT)	3,955	269,415
Equity Residential (REIT)	2,819	162,177
Essex Property Trust, Inc. (REIT)	4,105	608,525
Extra Space Storage, Inc. (REIT)	7,728	256,956
Federal Realty Investment Trust (REIT)	5,872	618,322
HCP, Inc. (REIT)	3,376	150,165
Home Properties, Inc. (REIT)	2,999	183,749
Kilroy Realty Corp. (REIT)	666	29,824
Mid-America Apartment Communities, Inc. (REIT)	4,559	297,748
Plum Creek Timber Co., Inc. (REIT)	18,964	831,382
Post Properties, Inc. (REIT)	2,549	122,250
Public Storage (REIT)	16,699	2,324,000
Rayonier, Inc. (REIT)	11,351	556,313
Regency Centers Corp. (REIT)	6,280	306,024
Simon Property Group, Inc. (REIT)	29,844	4,530,618
Tanger Factory Outlet Centers (REIT)	10,759	347,838
Taubman Centers, Inc. (REIT)	2,139	164,125
Weyerhaeuser Co. (REIT)	20,030	523,584

		23,159,348

Real Estate Management & Development (0.0%)
Alexander & Baldwin, Inc.*	293	8,652
CBRE Group, Inc., Class A*	38,540	709,521
St. Joe Co.*	1,055	20,573

		738,746

Thrifts & Mortgage Finance (0.0%)
People’s United Financial, Inc.	9,243	112,210

Total Financials		56,982,975

Health Care (10.5%)
Biotechnology (3.4%)
Alexion Pharmaceuticals, Inc.*	67,783	7,754,375
Amgen, Inc.	91,057	7,677,926
ARIAD Pharmaceuticals, Inc.*	112,896	2,734,906
Biogen Idec, Inc.*	69,039	10,302,690
BioMarin Pharmaceutical, Inc.*	14,231	573,082
Celgene Corp.*	51,556	3,938,878
Gilead Sciences, Inc.*	247,038	16,386,031
Incyte Corp.*	11,361	205,066
Medivation, Inc.*	8,530	480,751
Myriad Genetics, Inc.*	9,933	268,092
Onyx Pharmaceuticals, Inc.*	7,545	637,552
Regeneron Pharmaceuticals, Inc.*	19,792	3,021,447
United Therapeutics Corp.*	5,913	330,418
Vertex Pharmaceuticals, Inc.*	24,745	1,384,483

		55,695,697

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	58,965	3,553,231
Becton, Dickinson and Co.	22,111	1,737,040
C.R. Bard, Inc.	9,823	1,027,977
Cooper Cos., Inc.	1,682	158,882
Covidien plc	2,879	171,070
DENTSPLY International, Inc.	7,332	279,642
Edwards Lifesciences Corp.*	13,413	1,440,154
IDEXX Laboratories, Inc.*	6,442	640,013
Intuitive Surgical, Inc.*	15,547	7,705,560
Medtronic, Inc.	7,405	319,304
ResMed, Inc.	16,708	676,173
Sirona Dental Systems, Inc.*	1,204	68,580
St. Jude Medical, Inc.	28,319	1,193,079
Stryker Corp.	26,678	1,484,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Thoratec Corp.*	6,867	$237,598
Varian Medical Systems, Inc.*	13,051	787,236
Zimmer Holdings, Inc.	2,021	136,660

		21,617,096

Health Care Providers & Services (1.7%)
AMERIGROUP Corp.*	3,999	365,629
AmerisourceBergen Corp.	29,607	1,146,087
Cardinal Health, Inc.	21,873	852,391
Catamaran Corp.*	11,956	1,171,329
DaVita, Inc.*	11,002	1,139,917
Express Scripts Holding Co.*	286,354	17,945,805
HCA Holdings, Inc.	12,602	419,017
Henry Schein, Inc.*	5,974	473,559
Laboratory Corp. of America Holdings*	11,330	1,047,685
McKesson Corp.	27,551	2,370,213
Patterson Cos., Inc.	10,050	344,112
Quest Diagnostics, Inc.	2,191	138,975
Tenet Healthcare Corp.*	3,035	19,029
Universal Health Services, Inc., Class B	607	27,758
WellPoint, Inc.	2,365	137,194

		27,598,700

Health Care Technology (0.3%)
Cerner Corp.*	68,558	5,307,075

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	40,686	1,564,377
Bruker Corp.*	11,061	144,788
Charles River Laboratories International, Inc.*	3,636	143,986
Covance, Inc.*	409	19,096
Illumina, Inc.*	14,449	696,442
Life Technologies Corp.*	1,905	93,116
Mettler-Toledo International, Inc.*	3,681	628,494
Techne Corp.	4,310	310,061
Waters Corp.*	10,402	866,799

		4,467,159

Pharmaceuticals (3.5%)
Abbott Laboratories	174,576	11,968,931
Allergan, Inc.	35,521	3,253,013
Bristol-Myers Squibb Co.	179,587	6,061,061
Eli Lilly and Co.	185,297	8,784,931
Endo Health Solutions, Inc.*	8,627	273,648
Johnson & Johnson	72,360	4,986,328
Merck & Co., Inc.	133,500	6,020,850
Mylan, Inc.*	43,665	1,065,426
Perrigo Co.	10,911	1,267,531
Pfizer, Inc.	246,900	6,135,465
Salix Pharmaceuticals Ltd.*	6,747	285,668
Valeant Pharmaceuticals International, Inc.*	80,600	4,454,762
Warner Chilcott plc, Class A	19,740	266,490
Watson Pharmaceuticals, Inc.*	14,912	1,269,906

		56,094,010

Total Health Care		170,779,737

Industrials (10.4%)
Aerospace & Defense (3.4%)
B/E Aerospace, Inc.*	11,456	482,297
Boeing Co.	340,966	23,738,053
Honeywell International, Inc.	91,196	5,448,961
Lockheed Martin Corp.	27,186	2,538,629
Precision Castparts Corp.	46,307	7,563,785
Rockwell Collins, Inc.	16,975	910,539
Spirit AeroSystems Holdings, Inc., Class A*	3,253	72,249
Textron, Inc.	2,128	55,690
TransDigm Group, Inc.*	5,979	848,241
Triumph Group, Inc.	1,943	121,496
United Technologies Corp.	180,366	14,120,854

		55,900,794

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	19,032	1,114,324
Expeditors International of Washington, Inc.	22,474	817,155
FedEx Corp.	2,352	199,026
United Parcel Service, Inc., Class B	126,887	9,081,302

		11,211,807

Airlines (0.1%)
Copa Holdings S.A., Class A	3,132	254,538
Delta Air Lines, Inc.*	63,544	582,063
Southwest Airlines Co.	17,692	155,159
United Continental Holdings, Inc.*	38,966	759,837

		1,751,597

Building Products (0.2%)
Armstrong World Industries, Inc.	2,423	112,355
Fortune Brands Home & Security, Inc.*	3,186	86,054
Lennox International, Inc.	5,965	288,467
Masco Corp.	156,989	2,362,684

		2,849,560

Commercial Services & Supplies (0.2%)
Cintas Corp.	5,709	236,638
Clean Harbors, Inc.*	5,515	269,408
Copart, Inc.*	11,924	330,653
Covanta Holding Corp.	918	15,753
Iron Mountain, Inc.	16,509	563,122
Pitney Bowes, Inc.	12,437	171,879
Rollins, Inc.	7,582	177,343
Stericycle, Inc.*	9,958	901,398
Waste Connections, Inc.	852	25,773

		2,691,967

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,992	266,325
Fluor Corp.	14,786	832,156

		1,098,481

Electrical Equipment (0.8%)
AMETEK, Inc.	28,219	1,000,363
Babcock & Wilcox Co.*	13,883	353,600
Cooper Industries plc	12,846	964,221
Emerson Electric Co.	72,210	3,485,577
General Cable Corp.*	355	10,430
Hubbell, Inc., Class B	5,706	460,702
Polypore International, Inc.*	5,380	190,183
Rockwell Automation, Inc.	16,705	1,161,833
Roper Industries, Inc.	43,003	4,725,600

		12,352,509

Industrial Conglomerates (1.3%)
3M Co.	73,009	6,747,492
Carlisle Cos., Inc.	598	31,048
Danaher Corp.	256,869	14,166,325

		20,944,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (2.6%)
Caterpillar, Inc.	76,369	$6,570,789
Colfax Corp.*	1,183	43,381
Cummins, Inc.	22,494	2,074,172
Deere & Co.	46,552	3,840,074
Donaldson Co., Inc.	17,427	604,891
Eaton Corp.	124,900	5,902,774
Flowserve Corp.	5,524	705,636
Graco, Inc.	7,075	355,731
IDEX Corp.	1,908	79,697
Illinois Tool Works, Inc.	47,046	2,797,826
Ingersoll-Rand plc	28,670	1,284,989
ITT Corp.	2,675	53,901
Joy Global, Inc.	12,386	694,359
Lincoln Electric Holdings, Inc.	9,850	384,642
Manitowoc Co., Inc.	11,793	157,319
Nordson Corp.	6,978	409,050
PACCAR, Inc.	9,435	377,636
Pall Corp.	13,553	860,480
Parker Hannifin Corp.	7,924	662,288
Snap-on, Inc.	1,313	94,365
SPX Corp.	1,751	114,533
Stanley Black & Decker, Inc.	110,300	8,410,375
Terex Corp.*	167,394	3,779,757
Timken Co.	900	33,444
Toro Co.	7,006	278,699
Valmont Industries, Inc.	2,731	359,126
WABCO Holdings, Inc.*	6,998	403,575
Wabtec Corp.	5,638	452,675
Xylem, Inc.	2,462	61,919

		41,848,103

Marine (0.0%)
Kirby Corp.*	4,796	265,123
Matson, Inc.	293	6,127

		271,250

Professional Services (0.2%)
Dun & Bradstreet Corp.	3,536	281,536
Equifax, Inc.	12,626	588,119
IHS, Inc., Class A*	5,893	573,684
Manpower, Inc.	19,499	717,563
Nielsen Holdings N.V.*	3,543	106,219
Robert Half International, Inc.	16,734	445,627
Verisk Analytics, Inc., Class A*	14,894	709,103

		3,421,851

Road & Rail (0.6%)
Con-way, Inc.	3,511	96,096
CSX Corp.	82,340	1,708,555
Hertz Global Holdings, Inc.*	16,461	226,010
J.B. Hunt Transport Services, Inc.	10,511	546,992
Kansas City Southern	10,041	760,907
Landstar System, Inc.	5,497	259,898
Union Pacific Corp.	55,756	6,618,237

		10,216,695

Trading Companies & Distributors (0.2%)
Fastenal Co.	34,653	1,489,732
MRC Global, Inc.*	1,744	42,885
MSC Industrial Direct Co., Inc., Class A	5,332	359,697
United Rentals, Inc.*	10,901	356,572
W.W. Grainger, Inc.	6,838	1,424,834

		3,673,720

Total Industrials		168,233,199

Information Technology (27.2%)
Communications Equipment (2.5%)
Acme Packet, Inc.*	6,918	118,298
EchoStar Corp., Class A*	1,305	37,401
F5 Networks, Inc.*	54,592	5,715,782
Harris Corp.	3,999	204,829
Motorola Solutions, Inc.	34,233	1,730,478
Palo Alto Networks, Inc.*	639	39,343
QUALCOMM, Inc.	515,341	32,203,659
Riverbed Technology, Inc.*	18,554	431,752

		40,481,542

Computers & Peripherals (8.5%)
Apple, Inc.	176,959	118,077,663
Diebold, Inc.	505	17,024
EMC Corp.*	562,453	15,338,093
Fusion-io, Inc.*	90,827	2,749,333
NCR Corp.*	18,487	430,932
NetApp, Inc.*	28,507	937,310
Western Digital Corp.	11,122	430,755

		137,981,110

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	18,962	1,116,483
Dolby Laboratories, Inc., Class A*	3,442	112,725
FLIR Systems, Inc.	14,619	292,015
IPG Photonics Corp.*	3,763	215,620
Jabil Circuit, Inc.	3,966	74,243
National Instruments Corp.	10,923	274,932
Trimble Navigation Ltd.*	14,641	697,790

		2,783,808

Internet Software & Services (3.9%)
Akamai Technologies, Inc.*	19,378	741,402
AOL, Inc.*	2,437	85,855
eBay, Inc.*	290,909	14,082,905
Equinix, Inc.*	5,627	1,159,443
Facebook, Inc., Class A*	49,217	1,065,548
Google, Inc., Class A*	53,302	40,216,359
IAC/InterActiveCorp	1,392	72,468
LinkedIn Corp., Class A*	7,260	874,104
Rackspace Hosting, Inc.*	50,239	3,320,296
VeriSign, Inc.*	17,012	828,314

		62,446,694

IT Services (4.2%)
Accenture plc, Class A	75,359	5,277,391
Alliance Data Systems Corp.*	5,889	835,943
Automatic Data Processing, Inc.	57,243	3,357,874
Broadridge Financial Solutions, Inc.	14,733	343,721
Cognizant Technology Solutions Corp., Class A*	35,638	2,491,809
DST Systems, Inc.	674	38,121
Fiserv, Inc.*	13,211	978,010
FleetCor Technologies, Inc.*	5,762	258,138
Gartner, Inc.*	10,918	503,211
Genpact Ltd.	11,898	198,459
Global Payments, Inc.	9,192	384,501
International Business Machines Corp.	127,598	26,470,205
Jack Henry & Associates, Inc.	10,143	384,420
Lender Processing Services, Inc.	9,917	276,585
Mastercard, Inc., Class A	12,691	5,729,733
NeuStar, Inc., Class A*	7,829	313,395
Paychex, Inc.	35,355	1,176,968
SAIC, Inc.	11,971	144,131
Teradata Corp.*	19,745	1,488,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Total System Services, Inc.	16,373	$388,040
Vantiv, Inc., Class A*	4,716	101,630
VeriFone Systems, Inc.*	12,598	350,854
Visa, Inc., Class A	110,881	14,889,101
Western Union Co.	71,741	1,307,121

		67,688,331

Office Electronics (0.0%)
Zebra Technologies Corp., Class A* .	959	36,001

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	73,550	247,863
Altera Corp.	37,761	1,283,308
Analog Devices, Inc.	2,968	116,316
Atmel Corp.*	4,415	23,223
Avago Technologies Ltd.	59,432	2,072,097
Broadcom Corp., Class A*	172,557	5,967,021
Cypress Semiconductor Corp.*	10,483	112,378
Freescale Semiconductor Ltd.*	5,789	55,053
Intel Corp.	437,599	9,924,745
Lam Research Corp.*	6,744	214,358
Linear Technology Corp.	26,944	858,166
LSI Corp.*	66,949	462,618
Maxim Integrated Products, Inc.	17,100	455,202
Microchip Technology, Inc.	22,657	741,790
ON Semiconductor Corp.*	117,300	723,741
Silicon Laboratories, Inc.*	4,577	168,250
Skyworks Solutions, Inc.*	19,778	466,069
Teradyne, Inc.*	2,807	39,916
Texas Instruments, Inc.	90,005	2,479,638
Xilinx, Inc.	133,888	4,473,198

		30,884,950

Software (6.0%)
Adobe Systems, Inc.*	33,273	1,080,042
ANSYS, Inc.*	10,902	800,207
Ariba, Inc.*	11,478	514,214
Autodesk, Inc.*	27,044	902,458
BMC Software, Inc.*	18,853	782,211
CA, Inc.	2,458	63,330
Cadence Design Systems, Inc.*	32,144	413,533
Citrix Systems, Inc.*	21,792	1,668,613
Compuware Corp.*	1,351	13,388
Concur Technologies, Inc.*	5,296	390,474
FactSet Research Systems, Inc.	5,257	506,880
Fortinet, Inc.*	15,193	366,759
Informatica Corp.*	12,670	441,043
Intuit, Inc.	34,371	2,023,765
MICROS Systems, Inc.*	9,403	461,875
Microsoft Corp.	1,379,815	41,090,891
NetSuite, Inc.*	3,705	236,379
Nuance Communications, Inc.*	28,281	703,914
Oracle Corp.	647,601	20,392,956
Red Hat, Inc.*	120,472	6,859,676
Rovi Corp.*	2,663	38,640
Salesforce.com, Inc.*	56,630	8,646,835
ServiceNow, Inc.*	1,304	50,439
SolarWinds, Inc.*	7,247	403,948
Solera Holdings, Inc.	8,112	355,873
Splunk, Inc.*	1,734	63,672
Symantec Corp.*	4,808	86,544
Synopsys, Inc.*	1,324	43,718
TIBCO Software, Inc.*	19,306	583,620
VMware, Inc., Class A*	75,351	7,289,456
Zynga, Inc., Class A*	15,750	44,730

		97,320,083

Total Information Technology		439,622,519

Materials (2.7%)
Chemicals (2.5%)
Airgas, Inc.	8,038	661,527
Albemarle Corp.	5,887	310,127
Celanese Corp.	100,205	3,798,772
CF Industries Holdings, Inc.	1,705	378,919
E.I. du Pont de Nemours & Co.	109,672	5,513,211
Eastman Chemical Co.	14,659	835,710
Ecolab, Inc.	30,436	1,972,557
FMC Corp.	16,050	888,849
International Flavors & Fragrances, Inc.	9,488	565,295
Intrepid Potash, Inc.*	3,005	64,547
LyondellBasell Industries N.V., Class A	2,788	144,028
Monsanto Co.	157,834	14,366,051
NewMarket Corp.	1,033	254,614
PPG Industries, Inc.	17,824	2,046,908
Praxair, Inc.	34,959	3,631,541
Rockwood Holdings, Inc.	2,419	112,725
RPM International, Inc.	6,079	173,495
Scotts Miracle-Gro Co., Class A	4,344	188,834
Sherwin-Williams Co.	10,166	1,513,819
Sigma-Aldrich Corp.	14,149	1,018,303
Valspar Corp.	10,939	613,678
W.R. Grace & Co.*	7,982	471,577
Westlake Chemical Corp.	567	41,425

		39,566,512

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	2,759	228,638

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,664	137,756
Ball Corp.	18,339	775,923
Crown Holdings, Inc.*	4,182	153,689
Owens-Illinois, Inc.*	14,410	270,332
Packaging Corp. of America	10,534	382,384
Rock-Tenn Co., Class A	951	68,643
Silgan Holdings, Inc.	5,744	249,921

		2,038,648

Metals & Mining (0.1%)
Allied Nevada Gold Corp.*	10,521	410,950
Carpenter Technology Corp.	405	21,190
Compass Minerals International, Inc.	3,871	288,738
Molycorp, Inc.*	1,949	22,414
Royal Gold, Inc.	6,877	686,737
Southern Copper Corp.	14,208	488,187
Steel Dynamics, Inc.	5,539	62,203
Tahoe Resources, Inc.*	2,251	45,830

		2,026,249

Total Materials		43,860,047

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.6%)
Level 3 Communications, Inc.*	103,976	2,388,328
tw telecom, Inc.*	17,711	461,726
Verizon Communications, Inc.	484,077	22,059,389
Windstream Corp.	41,146	415,986

		25,325,429

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	34,294	$2,198,245
SBA Communications Corp., Class A*	14,194	892,803

		3,091,048

Total Telecommunication Services		28,416,477

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	6,013	454,462

Gas Utilities (0.1%)
ONEOK, Inc.	24,382	1,177,895
Questar Corp.	4,810	97,787

		1,275,682

Water Utilities (0.0%)
Aqua America, Inc.	1,938	47,985

Total Utilities		1,778,129

Total Common Stocks (81.9%) (Cost $887,180,496)		1,324,783,281

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Liberty Ventures, expiring 10/10/12* (Cost $—)	153	2,072

Total Investments (81.9%) (Cost $887,180,496)		1,324,785,353
Other Assets Less Liabilities (18.1%)		293,618,548

Net Assets (100%)		$1,618,403,901

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	1,043	December-12	$58,122,412	$58,241,120	$118,708
S&P 500 E-Mini Index	3,270	December-12	233,475,387	234,491,700	1,016,313

					$1,135,021

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$216,173,701	$—	$—	$216,173,701
Consumer Staples	146,162,422	—	—	146,162,422
Energy	52,774,075	—	—	52,774,075
Financials	56,982,975	—	—	56,982,975
Health Care	170,779,737	—	—	170,779,737
Industrials	168,233,199	—	—	168,233,199
Information Technology	439,622,519	—	—	439,622,519
Materials	43,860,047	—	—	43,860,047
Telecommunication Services	28,416,477	—	—	28,416,477
Utilities	1,778,129	—	—	1,778,129
Futures	1,135,021	—	—	1,135,021
Rights
Consumer Discretionary	2,072	—	—	2,072

Total Assets	$1,325,920,374	$—	$—	$1,325,920,374

Total Liabilities	$—	$—	$—	$—

Total	$1,325,920,374	$—	$—	$1,325,920,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$383,365,829
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$742,491,436

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$446,438,101
Aggregate gross unrealized depreciation	(14,847,035)

Net unrealized appreciation	$431,591,066

Federal income tax cost of investments	$893,194,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.2%)
Non-Agency CMO (0.2%)
Banc of America Large Loan, Inc.,
Series 2010-HLTN
1.971%, 11/15/15(l)§	$2,777,011	$2,773,826

Total Asset-Backed and Mortgage-Backed Securities		2,773,826

Convertible Bonds (0.3%)
Financials (0.1%)
Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
4.250%, 8/15/18	1,000,000	1,046,250

Total Financials		1,046,250

Materials (0.2%)
Construction Materials (0.2%)
Cemex S.A.B. de C.V.
3.250%, 3/15/16	1,375,000	1,356,953
3.750%, 3/15/18	765,000	754,960

Total Materials		2,111,913

Total Convertible Bonds		3,158,163

Corporate Bonds (30.0%)
Consumer Discretionary (4.6%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	150,000	152,343

Automobiles (0.5%)
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc.
8.000%, 6/15/19	5,000,000	5,287,500
Daimler Finance N.A. LLC
6.500%, 11/15/13	69,000	73,442
Navistar, Inc.
7.000%, 8/15/17	1,100,000	1,115,125

		6,476,067

Hotels, Restaurants & Leisure (1.0%)
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,070,000
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16	800,000	850,000
10.750%, 1/15/17 PIK	1,416,558	1,512,176
ClubCorp Club Operations, Inc.
10.000%, 12/1/18	2,000,000	2,190,000
Landry’s, Inc.
9.375%, 5/1/20§	2,000,000	2,100,000
McDonald’s Corp.
5.350%, 3/1/18	140,000	170,768
MGM Resorts International
6.625%, 7/15/15	2,500,000	2,650,000
6.750%, 10/1/20§	400,000	397,000
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	153,000
Yum! Brands, Inc.
3.875%, 11/1/20	150,000	162,768

		11,255,712

Household Durables (0.4%)
KB Home
7.500%, 9/15/22	4,000,000	4,330,000

Media (2.4%)
Cablevision Systems Corp. - New York Group
8.000%, 4/15/20	2,000,000	2,232,500
CBS Corp.
3.375%, 3/1/22	200,000	207,958
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19	1,000,000	1,081,250
7.375%, 6/1/20	2,000,000	2,252,500
6.500%, 4/30/21	1,000,000	1,068,750
Cequel Communications Holdings I LLC
8.625%, 11/15/17§	2,000,000	2,135,000
Clear Channel Communications, Inc.
9.000%, 3/1/21	2,000,000	1,775,000
Term Loan B
3.866%, 11/13/15(l)	4,419,769	3,605,564
Clear Channel Worldwide Holdings, Inc.
Series B
9.250%, 12/15/17	1,200,000	1,293,000
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	37,382
Comcast Corp.
5.900%, 3/15/16	50,000	58,191
6.500%, 1/15/17	94,000	114,302
5.150%, 3/1/20	150,000	178,449
CSC Holdings LLC
6.750%, 11/15/21§	3,700,000	4,079,250
Cumulus Media Holdings, Inc.
7.500%, 3/1/19	2,000,000	2,015,000
Dex One Corp.
14.000%, 1/29/17 PIK	1,093,719	410,145
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	200,000	213,141
3.500%, 3/1/16	300,000	318,690
3.800%, 3/15/22	100,000	103,134
Discovery Communications LLC
5.050%, 6/1/20	100,000	116,559
NBCUniversal Media LLC
3.650%, 4/30/15	100,000	106,944
4.375%, 4/1/21	350,000	393,612
News America, Inc.
5.300%, 12/15/14	80,000	87,577
8.000%, 10/17/16	100,000	126,193
3.000%, 9/15/22§	150,000	149,853
SuperMedia, Inc.
Term Loan
11.000%, 12/31/15	858,895	565,797
Thomson Reuters Corp.
5.700%, 10/1/14	250,000	273,281
Time Warner Cable, Inc.
7.500%, 4/1/14	100,000	110,215
8.250%, 4/1/19	170,000	228,141
4.000%, 9/1/21	100,000	110,319
Time Warner, Inc.
4.700%, 1/15/21	250,000	288,320
Viacom, Inc.
1.250%, 2/27/15	250,000	251,943
3.500%, 4/1/17	68,000	73,573
Visant Corp.
10.000%, 10/1/17	1,900,000	1,890,500
Walt Disney Co.
4.500%, 12/15/13	150,000	157,155

		28,109,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Multiline Retail (0.1%)
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	$150,000	$160,500
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	100,000	108,250
Nordstrom, Inc.
6.750%, 6/1/14	250,000	274,796
Target Corp.
6.000%, 1/15/18	200,000	248,828

		792,374

Specialty Retail (0.2%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§	1,400,000	1,536,500
AutoZone, Inc.
4.000%, 11/15/20	100,000	108,971
Gap, Inc.
5.950%, 4/12/21	50,000	55,768
Home Depot, Inc.
5.400%, 3/1/16	105,000	121,402
Lowe’s Cos., Inc.
5.400%, 10/15/16	100,000	116,702
Staples, Inc.
9.750%, 1/15/14	200,000	220,960

		2,160,303

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	100,000	104,961

Total Consumer Discretionary		53,380,948

Consumer Staples (1.4%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	125,000	127,086
5.375%, 11/15/14	225,000	247,460
7.750%, 1/15/19	50,000	67,329
5.375%, 1/15/20	250,000	310,050
4.375%, 2/15/21	25,000	29,267
2.500%, 7/15/22	100,000	101,336
Beam, Inc.
5.375%, 1/15/16	9,000	10,126
Bottling Group LLC
6.950%, 3/15/14	150,000	164,067
Coca-Cola Co.
0.750%, 11/15/13	200,000	201,080
1.800%, 9/1/16	256,000	265,832
3.150%, 11/15/20	100,000	109,645
Diageo Capital plc
5.500%, 9/30/16	213,000	249,694
Diageo Finance B.V.
5.300%, 10/28/15	95,000	108,022
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	50,000	52,780
PepsiCo, Inc.
5.000%, 6/1/18	100,000	118,810
7.900%, 11/1/18	144,000	195,898

		2,358,482

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	110,826
CVS Caremark Corp.
5.750%, 6/1/17	250,000	300,776
Kroger Co.
6.150%, 1/15/20	150,000	182,936
Safeway, Inc.
5.000%, 8/15/19	30,000	31,507
3.950%, 8/15/20	100,000	97,245
SUPERVALU, Inc.
8.000%, 5/1/16	3,300,000	2,937,000
Walgreen Co.
3.100%, 9/15/22	150,000	152,166
Wal-Mart Stores, Inc.
5.375%, 4/5/17	200,000	239,205
3.625%, 7/8/20	100,000	112,971
3.250%, 10/25/20	100,000	110,012

		4,274,644

Food Products (0.4%)
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	158,905
ConAgra Foods, Inc.
3.250%, 9/15/22	100,000	100,535
Dean Foods Co.
9.750%, 12/15/18	900,000	1,023,750
General Mills, Inc.
5.650%, 2/15/19	100,000	121,156
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 5/1/14	1,000,000	1,120,000
8.250%, 2/1/20§	800,000	792,000
Kellogg Co.
3.250%, 5/21/18	200,000	218,464
Kraft Foods Group, Inc.
5.375%, 2/10/20§	104,000	125,326
Kraft Foods, Inc.
4.125%, 2/9/16	500,000	548,911
5.375%, 2/10/20	96,000	115,662
Smithfield Foods, Inc.
6.625%, 8/15/22	400,000	414,000
Tyson Foods, Inc.
4.500%, 6/15/22	100,000	104,500

		4,843,209

Household Products (0.4%)
Clorox Co.
3.050%, 9/15/22	150,000	152,385
Colgate-Palmolive Co.
1.250%, 5/1/14	150,000	152,050
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	61,804
3.625%, 8/1/20	50,000	55,721
Procter & Gamble Co.
4.700%, 2/15/19	350,000	413,962
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU
7.875%, 8/15/19	1,200,000	1,293,000
9.875%, 8/15/19	800,000	850,000
5.750%, 10/15/20§	900,000	895,500
8.250%, 2/15/21	400,000	397,000

		4,271,422

Tobacco (0.0%)
Altria Group, Inc.
9.700%, 11/10/18	39,000	55,971
9.250%, 8/6/19	68,000	96,244
2.850%, 8/9/22	200,000	198,039
Lorillard Tobacco Co.
3.500%, 8/4/16	250,000	264,927
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	77,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 8/22/22	$100,000	$99,074

		791,372

Total Consumer Staples		16,539,129

Energy (4.1%)
Energy Equipment & Services (0.1%)
Ensco plc
3.250%, 3/15/16	100,000	106,646
Expro Finance Luxembourg S.C.A.
8.500%, 12/15/16§	613,000	628,325
Halliburton Co.
3.250%, 11/15/21	100,000	108,874
Rowan Cos., Inc.
4.875%, 6/1/22	75,000	80,111
Transocean, Inc.
4.950%, 11/15/15	150,000	164,070
6.375%, 12/15/21	150,000	179,280
Weatherford International Ltd.
5.500%, 2/15/16	75,000	82,713
9.625%, 3/1/19	100,000	131,553

		1,481,572

Oil, Gas & Consumable Fuels (4.0%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	209,284
Antero Resources Finance Corp.
9.375%, 12/1/17	1,000,000	1,105,000
7.250%, 8/1/19	1,000,000	1,080,000
Apache Corp.
5.625%, 1/15/17	150,000	179,197
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	119,102
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	110,235
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,090,000
8.500%, 12/2/17	2,000,000	2,005,000
6.875%, 8/15/18	800,000	830,000
7.250%, 12/15/18	6,000,000	6,480,000
6.775%, 3/15/19	2,300,000	2,300,000
6.875%, 11/15/20	1,300,000	1,368,250
Chevron Corp.
3.950%, 3/3/14	200,000	210,123
ConocoPhillips
4.600%, 1/15/15	250,000	272,713
CONSOL Energy, Inc.
8.250%, 4/1/20	1,400,000	1,466,500
Devon Energy Corp.
4.000%, 7/15/21	100,000	112,067
Ecopetrol S.A.
7.625%, 7/23/19	50,000	64,125
El Paso Corp.
7.750%, 1/15/32	1,700,000	2,046,715
Enbridge, Inc.
5.600%, 4/1/17	250,000	289,563
EnCana Holdings Finance Corp.
5.800%, 5/1/14	292,000	312,958
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	161,308
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,000,000	1,120,000
Enterprise Products Operating LLC
3.200%, 2/1/16	500,000	534,675
EOG Resources, Inc.
5.625%, 6/1/19	15,000	18,448
4.100%, 2/1/21	100,000	113,663
EQT Corp.
4.875%, 11/15/21	50,000	53,132
Halcon Resources Corp.
9.750%, 7/15/20§	2,000,000	2,045,000
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	414,197
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	1,857,250
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	57,836
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, 10/1/20§	1,000,000	1,042,500
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	340,103
Noble Energy, Inc.
4.150%, 12/15/21	150,000	162,100
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	154,573
4.625%, 3/1/21	50,000	55,360
Occidental Petroleum Corp.
4.125%, 6/1/16	100,000	112,009
ONEOK Partners LP
8.625%, 3/1/19	100,000	133,159
Peabody Energy Corp.
6.250%, 11/15/21§	500,000	497,500
Pemex Project Funding Master Trust
5.750%, 3/1/18	300,000	351,150
Petrobras International Finance Co.
7.875%, 3/15/19	200,000	250,390
5.750%, 1/20/20	265,000	300,886
5.375%, 1/27/21	150,000	168,513
Petroleos Mexicanos
4.875%, 1/24/22	250,000	281,875
Phillips 66
2.950%, 5/1/17§	250,000	262,628
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	49,979
Samson Investment Co.
9.750%, 2/15/20§	2,600,000	2,684,500
SandRidge Energy, Inc.
9.875%, 5/15/16	2,000,000	2,175,000
8.000%, 6/1/18§	3,000,000	3,120,000
8.750%, 1/15/20	750,000	806,250
Shell International Finance B.V.
4.000%, 3/21/14	215,000	226,189
Statoil ASA
3.125%, 8/17/17	250,000	274,358
5.250%, 4/15/19	25,000	30,403
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	203,236
Total Capital S.A.
3.000%, 6/24/15	100,000	106,506
3.125%, 10/2/15	100,000	107,341
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	152,435
3.800%, 10/1/20	100,000	111,968
Valero Energy Corp.
6.125%, 2/1/20	150,000	181,198
W&T Offshore, Inc.
8.500%, 6/15/19	1,600,000	1,748,000
Williams Cos., Inc.
7.875%, 9/1/21	93,000	121,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Williams Partners LP
5.250%, 3/15/20		$100,000	$116,359
4.125%, 11/15/20		100,000	108,528

			45,462,908

Total Energy			46,944,480

Financials (5.0%)
Capital Markets (0.7%)
Ameriprise Financial, Inc.
5.300%, 3/15/20		100,000	118,253
Bank of New York Mellon Corp.
4.300%, 5/15/14		300,000	317,985
4.150%, 2/1/21		100,000	111,862
3.550%, 9/23/21		100,000	107,460
Bear Stearns Cos. LLC
6.400%, 10/2/17		155,000	186,608
Boparan Finance plc
9.750%, 4/30/18§	EUR	900,000	1,225,938
9.875%, 4/30/18§	GBP	1,000,000	1,703,614
Charles Schwab Corp.
3.225%, 9/1/22§		100,000	99,663
Deutsche Bank AG/London
3.250%, 1/11/16		100,000	105,840
6.000%, 9/1/17		150,000	178,865
Goldman Sachs Group, Inc.
5.250%, 10/15/13		313,000	326,975
5.125%, 1/15/15		84,000	90,349
5.350%, 1/15/16		83,000	92,143
3.625%, 2/7/16		85,000	89,512
5.750%, 10/1/16		130,000	147,843
5.625%, 1/15/17		215,000	236,794
6.150%, 4/1/18		600,000	699,900
5.750%, 1/24/22		250,000	287,673
Jefferies Group, Inc.
8.500%, 7/15/19		75,000	86,832
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		150,000	173,941
Morgan Stanley
4.750%, 4/1/14		75,000	77,683
6.000%, 4/28/15		250,000	270,169
3.800%, 4/29/16		100,000	103,633
5.450%, 1/9/17		251,000	273,720
6.625%, 4/1/18		250,000	282,192
7.300%, 5/13/19		200,000	236,345
5.750%, 1/25/21		250,000	273,010
Nomura Holdings, Inc.
5.000%, 3/4/15		75,000	79,199
4.125%, 1/19/16		150,000	155,403
State Street Corp.
2.875%, 3/7/16		50,000	53,569
4.375%, 3/7/21		150,000	173,465

			8,366,438

Commercial Banks (0.9%)
Bancolombia S.A.
5.125%, 9/11/22		100,000	101,074
Bank of Montreal
1.750%, 4/29/14		100,000	101,816
Bank of Nova Scotia
3.400%, 1/22/15		250,000	265,740
2.900%, 3/29/16		100,000	106,656
Barclays Bank plc
2.375%, 1/13/14		150,000	152,179
5.200%, 7/10/14		250,000	266,984
BB&T Corp.
2.050%, 4/28/14		100,000	102,181
3.200%, 3/15/16		200,000	214,223
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		100,000	99,706
BNP Paribas S.A.
3.600%, 2/23/16		400,000	421,236
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17		250,000	265,329
Credit Suisse AG/New York
5.400%, 1/14/20		100,000	109,510
4.375%, 8/5/20		250,000	278,900
Fifth Third Bancorp
3.625%, 1/25/16		200,000	215,699
HSBC Bank USA/New York
4.625%, 4/1/14		283,000	298,209
HSBC Holdings plc
5.100%, 4/5/21		100,000	114,974
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		456,000	540,260
KeyCorp
5.100%, 3/24/21		50,000	58,431
KfW
1.375%, 1/13/14		250,000	252,677
3.500%, 3/10/14		408,000	425,395
4.125%, 10/15/14		94,000	101,334
1.000%, 1/12/15		500,000	504,842
4.375%, 7/21/15		478,000	527,375
4.875%, 6/17/19		250,000	303,857
2.750%, 9/8/20		150,000	161,397
2.625%, 1/25/22		300,000	316,446
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		100,000	104,888
5.125%, 2/1/17		123,000	144,966
National Australia Bank Ltd./New York
1.600%, 8/7/15		100,000	100,860
PNC Funding Corp.
3.625%, 2/8/15		350,000	372,593
5.250%, 11/15/15		57,000	63,505
5.125%, 2/8/20		100,000	119,648
Rabobank Nederland N.V.
4.500%, 1/11/21		75,000	83,786
3.875%, 2/8/22		75,000	79,817
Royal Bank of Canada
2.625%, 12/15/15		250,000	264,674
Royal Bank of Scotland Group plc
6.400%, 10/21/19		100,000	115,165
SunTrust Banks, Inc.
3.600%, 4/15/16		50,000	53,175
3.500%, 1/20/17		50,000	53,414
Toronto-Dominion Bank
2.375%, 10/19/16		50,000	52,731
U.S. Bancorp
2.950%, 7/15/22		150,000	150,554
U.S. Bank N.A./Ohio
6.300%, 2/4/14		300,000	322,122
UBS AG/Connecticut
5.875%, 7/15/16		100,000	109,490
4.875%, 8/4/20		250,000	281,040
Wachovia Corp.
5.750%, 6/15/17		100,000	119,039
Wells Fargo & Co.
3.750%, 10/1/14		250,000	264,931
3.676%, 6/15/16(e)		300,000	325,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 12/15/16	$250,000	$263,808
5.625%, 12/11/17	250,000	300,017
3.500%, 3/8/22	100,000	106,156
Westpac Banking Corp.
3.000%, 8/4/15	150,000	157,827

		10,316,598

Consumer Finance (0.4%)
American Express Co.
8.125%, 5/20/19	185,000	250,445
American Express Credit Corp.
1.750%, 6/12/15	250,000	255,462
2.750%, 9/15/15	300,000	315,267
Capital One Financial Corp.
7.375%, 5/23/14	275,000	303,911
2.125%, 7/15/14	125,000	127,552
4.750%, 7/15/21	100,000	113,471
Caterpillar Financial Services Corp.
1.650%, 4/1/14	200,000	203,375
1.375%, 5/20/14	100,000	101,362
7.150%, 2/15/19	135,000	177,192
Ford Motor Credit Co. LLC
4.250%, 2/3/17	250,000	265,625
3.000%, 6/12/17	200,000	203,120
5.875%, 8/2/21	200,000	227,320
HSBC Finance Corp.
6.676%, 1/15/21	250,000	289,823
HSBC USA, Inc.
2.375%, 2/13/15	150,000	154,401
John Deere Capital Corp.
1.600%, 3/3/14	100,000	101,680
SLM Corp.
5.375%, 5/15/14	125,000	131,250
6.000%, 1/25/17	150,000	159,750
8.450%, 6/15/18	150,000	174,750
Toyota Motor Credit Corp.
2.800%, 1/11/16	200,000	212,244
2.050%, 1/12/17	250,000	260,435

		4,028,435

Diversified Financial Services (2.5%)
Bank of America Corp.
4.750%, 8/1/15	75,000	81,064
5.250%, 12/1/15	476,000	510,922
3.750%, 7/12/16	150,000	159,328
6.500%, 8/1/16	250,000	288,760
5.625%, 10/14/16	75,000	84,697
5.650%, 5/1/18	550,000	629,484
7.625%, 6/1/19	250,000	312,802
Bank of America N.A.
5.300%, 3/15/17	106,000	117,663
BP Capital Markets plc
3.125%, 10/1/15	200,000	213,510
3.200%, 3/11/16	100,000	107,197
4.500%, 10/1/20	300,000	347,970
Citigroup, Inc.
5.500%, 10/15/14	350,000	377,358
4.587%, 12/15/15	150,000	162,677
5.300%, 1/7/16	274,000	300,849
5.850%, 8/2/16	58,000	66,122
4.450%, 1/10/17	300,000	326,601
6.125%, 11/21/17	250,000	293,379
8.500%, 5/22/19	250,000	330,608
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	172,730
General Electric Capital Corp.
5.900%, 5/13/14	250,000	270,755
4.875%, 3/4/15	65,000	71,151
2.250%, 11/9/15	500,000	518,159
5.400%, 2/15/17	72,000	82,954
5.625%, 9/15/17	391,000	459,381
4.625%, 1/7/21	350,000	391,972
3.150%, 9/7/22	100,000	100,633
6.375%, 11/15/67(l)	100,000	105,350
JPMorgan Chase & Co.
4.650%, 6/1/14	250,000	264,819
5.150%, 10/1/15	393,000	433,183
6.000%, 1/15/18	250,000	299,172
4.250%, 10/15/20	200,000	217,414
3.250%, 9/23/22	100,000	101,407
7.900%, 4/29/49(l)	9,468,000	10,710,675
Series 1
4.500%, 1/24/22	250,000	278,706
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
7.375%, 10/1/17§	1,000,000	1,017,500
Moody’s Corp.
4.500%, 9/1/22	50,000	53,094
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	100,000	107,311
5.450%, 4/10/17	82,000	97,786
Nationstar Mortgage LLC/Nationstar Capital Corp.
9.625%, 5/1/19§	3,000,000	3,285,000
Nuveen Investments, Inc.
9.500%, 10/15/20§	2,700,000	2,686,500
ORIX Corp.
5.000%, 1/12/16	25,000	27,021
3.750%, 3/9/17	150,000	153,391
Unilever Capital Corp.
2.750%, 2/10/16	100,000	106,692
UPCB Finance III Ltd.
6.625%, 7/1/20§	2,000,000	2,115,000

		28,838,747

Insurance (0.3%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	81,000	87,734
2.600%, 11/23/15	250,000	261,353
Aflac, Inc.
2.650%, 2/15/17	150,000	156,918
Allstate Corp.
7.450%, 5/16/19	100,000	130,426
6.125%, 5/15/37(l)	20,000	20,600
American International Group, Inc.
5.600%, 10/18/16	80,000	91,194
5.850%, 1/16/18	206,000	239,405
8.250%, 8/15/18	150,000	192,169
Aon Corp.
3.125%, 5/27/16	100,000	105,607
5.000%, 9/30/20	50,000	57,380
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	113,267
Chubb Corp.
6.375%, 3/29/67(l)	50,000	53,500
CNA Financial Corp.
5.875%, 8/15/20	100,000	116,670
Genworth Financial, Inc.
5.750%, 6/15/14	200,000	205,977
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	169,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Lincoln National Corp.
8.750%, 7/1/19	$100,000	$130,874
4.850%, 6/24/21	50,000	55,043
Manulife Financial Corp.
3.400%, 9/17/15	150,000	155,357
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	47,943
4.800%, 7/15/21	150,000	171,037
MetLife, Inc.
6.750%, 6/1/16	225,000	268,441
4.750%, 2/8/21	100,000	116,017
Progressive Corp.
3.750%, 8/23/21	50,000	55,011
Prudential Financial, Inc.
4.750%, 9/17/15	250,000	275,184
7.375%, 6/15/19	100,000	123,684
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	79,146

		3,479,652

Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.
5.050%, 9/1/20	75,000	83,545
Boston Properties LP
5.000%, 6/1/15	60,000	65,677
5.625%, 11/15/20	70,000	83,225
Duke Realty LP
5.950%, 2/15/17	250,000	282,959
ERP Operating LP
5.250%, 9/15/14	45,000	48,619
4.625%, 12/15/21	150,000	173,694
HCP, Inc.
6.000%, 1/30/17	45,000	51,840
5.375%, 2/1/21	150,000	170,884
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	52,610
4.700%, 9/15/17	100,000	110,016
Hospitality Properties Trust
6.300%, 6/15/16	55,000	60,813
Liberty Property LP
4.125%, 6/15/22	100,000	104,200
Simon Property Group LP
6.100%, 5/1/16	160,000	184,925
5.650%, 2/1/20	300,000	360,591
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	100,000	106,910

		1,940,508

Real Estate Management & Development (0.0%)
ProLogis LP
6.625%, 5/15/18	100,000	118,950

Total Financials		57,089,328

Health Care (2.5%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	350,000	365,122
3.450%, 10/1/20	150,000	157,581
Celgene Corp.
3.950%, 10/15/20	100,000	107,776
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	113,265
Grifols, Inc.
8.250%, 2/1/18	600,000	663,600

		1,407,344

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
5.375%, 6/1/18	82,000	99,691
Boston Scientific Corp.
4.500%, 1/15/15	150,000	160,346
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	228,969
Kinetic Concepts, Inc.
7.000%, 5/4/18	1,985,000	2,010,168
Medtronic, Inc.
4.125%, 3/15/21	100,000	113,481

		2,612,655

Health Care Providers & Services (1.9%)
Aetna, Inc.
6.000%, 6/15/16	116,000	135,141
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	51,434
Cigna Corp.
4.500%, 3/15/21	150,000	166,492
Express Scripts Holding Co.
3.125%, 5/15/16	150,000	159,665
4.750%, 11/15/21§	150,000	172,198
HCA, Inc.
6.500%, 2/15/16	6,000,000	6,600,000
6.500%, 2/15/20	2,300,000	2,552,310
7.500%, 2/15/22	3,200,000	3,616,000
McKesson Corp.
3.250%, 3/1/16	250,000	269,430
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	109,687
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	158,858
Tenet Healthcare Corp.
9.250%, 2/1/15	5,000,000	5,631,500
8.000%, 8/1/20	553,000	593,811
UnitedHealth Group, Inc.
6.000%, 2/15/18	300,000	367,755
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, 2/1/19	500,000	530,650
WellPoint, Inc.
5.250%, 1/15/16	150,000	168,172
3.125%, 5/15/22	150,000	150,101

		21,433,204

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
5.000%, 1/15/21	100,000	113,422
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	106,768
3.600%, 8/15/21	50,000	53,462

		273,652

Pharmaceuticals (0.3%)
Abbott Laboratories
5.875%, 5/15/16	211,000	248,881
5.125%, 4/1/19	50,000	60,031
AstraZeneca plc
5.900%, 9/15/17	63,000	77,020
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	96,984
Eli Lilly and Co.
5.200%, 3/15/17	283,000	333,074
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	50,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	$185,000	$227,279
Merck & Co., Inc.
4.750%, 3/1/15	80,000	88,077
Novartis Capital Corp.
4.125%, 2/10/14	200,000	209,881
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	301,700
Pfizer, Inc.
4.650%, 3/1/18	50,000	58,307
6.200%, 3/15/19	100,000	127,321
Sanofi S.A.
1.625%, 3/28/14	100,000	101,729
4.000%, 3/29/21	75,000	85,426
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14	200,000	203,225
Watson Pharmaceuticals, Inc.
3.250%, 10/1/22	50,000	50,640
Wyeth LLC
5.500%, 2/1/14	291,000	310,698

		2,631,052

Total Health Care		28,357,907

Industrials (2.5%)
Aerospace & Defense (0.2%)
Boeing Co.
5.000%, 3/15/14	250,000	266,600
Embraer S.A.
5.150%, 6/15/22	75,000	80,489
General Dynamics Corp.
1.375%, 1/15/15	50,000	50,857
3.875%, 7/15/21	100,000	113,355
Goodrich Corp.
3.600%, 2/1/21	100,000	110,369
Honeywell International, Inc.
5.400%, 3/15/16	94,000	108,571
5.300%, 3/1/18	85,000	102,520
L-3 Communications Corp.
3.950%, 11/15/16	250,000	271,449
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	169,382
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	107,053
Raytheon Co.
6.400%, 12/15/18	50,000	63,674
United Technologies Corp.
4.875%, 5/1/15	93,000	103,341
6.125%, 2/1/19	233,000	291,678
3.100%, 6/1/22	50,000	53,207

		1,892,545

Air Freight & Logistics (0.0%)
FedEx Corp.
2.625%, 8/1/22	50,000	49,912
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	73,169
3.125%, 1/15/21	200,000	214,581

		337,662

Airlines (0.0%)
Southwest Airlines Co.
5.750%, 12/15/16	50,000	56,811

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	92,399

Commercial Services & Supplies (0.3%)
ADT Corp.
3.500%, 7/15/22§	50,000	51,645
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,170,000
Pitney Bowes, Inc.
5.000%, 3/15/15	50,000	53,125
Republic Services, Inc.
5.250%, 11/15/21	100,000	117,512
UR Merger Sub Corp.
7.625%, 4/15/22§	2,000,000	2,177,500
Waste Management, Inc.
7.375%, 3/11/19	152,000	195,251

		3,765,033

Construction & Engineering (0.3%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	154,938
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,480,000
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	2,000,000	2,100,000
URS Corp.
3.850%, 4/1/17§	150,000	151,165

		3,886,103

Industrial Conglomerates (0.3%)
Danaher Corp.
2.300%, 6/23/16	50,000	52,534
3.900%, 6/23/21	50,000	56,516
General Electric Co.
5.250%, 12/6/17	250,000	295,974
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	100,000	112,694
Koninklijke Philips Electronics N.V.
3.750%, 3/15/22	100,000	108,739
RBS Global, Inc./Rexnord LLC
8.500%, 5/1/18	2,200,000	2,414,500
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	120,352
Tyco Flow Control International Finance S.A.
3.150%, 9/15/22§	150,000	150,365

		3,311,674

Machinery (0.7%)
Caterpillar, Inc.
1.375%, 5/27/14	100,000	101,458
2.600%, 6/26/22	100,000	102,359
Deere & Co.
6.950%, 4/25/14	73,000	80,423
4.375%, 10/16/19	150,000	174,085
2.600%, 6/8/22	100,000	102,447
Manitowoc Co., Inc.
9.500%, 2/15/18	1,000,000	1,120,000
Navistar International Corp.
8.250%, 11/1/21	900,000	855,000
Terex Corp.
8.000%, 11/15/17	5,000,000	5,193,750

		7,729,522

Road & Rail (0.6%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	140,314
Canadian National Railway Co.
5.550%, 5/15/18	48,000	57,806
CEVA Group plc
8.375%, 12/1/17§	1,000,000	975,000
11.500%, 4/1/18§	2,900,000	2,552,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
12.750%, 3/31/20§		$1,000,000	$800,000
CHC Helicopter S.A.
9.250%, 10/15/20		1,500,000	1,537,500
CSX Corp.
7.375%, 2/1/19		100,000	128,997
Norfolk Southern Corp.
5.900%, 6/15/19		40,000	49,071
Ryder System, Inc.
3.500%, 6/1/17		100,000	106,362
Union Pacific Corp.
5.700%, 8/15/18		100,000	121,594
United Rentals North America, Inc.
8.375%, 9/15/20		500,000	536,250

			7,004,894

Trading Companies & Distributors (0.1%)
HD Supply, Inc.
7.250%, 10/5/17		1,000,000	1,029,583

Total Industrials			29,106,226

Information Technology (3.6%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16		121,000	140,277
4.450%, 1/15/20		250,000	293,023
Juniper Networks, Inc.
4.600%, 3/15/21		50,000	54,021

			487,321

Computers & Peripherals (0.1%)
Dell, Inc.
2.100%, 4/1/14		100,000	102,118
2.300%, 9/10/15		200,000	207,639
Hewlett-Packard Co.
6.125%, 3/1/14		250,000	266,876
1.550%, 5/30/14		100,000	100,480
3.300%, 12/9/16		300,000	313,772
5.500%, 3/1/18		156,000	176,693

			1,167,578

Electronic Equipment, Instruments & Components (0.0%)
CommScope, Inc.
8.250%, 1/15/19§		300,000	322,500

Internet Software & Services (0.0%)
eBay, Inc.
3.250%, 10/15/20		50,000	53,418
2.600%, 7/15/22		100,000	100,196
Google, Inc.
1.250%, 5/19/14		100,000	101,469
2.125%, 5/19/16		100,000	105,216

			360,299

IT Services (2.2%)
Ceridian Corp.
11.250%, 11/15/15		1,000,000	985,000
Computer Sciences Corp.
4.450%, 9/15/22		100,000	100,163
First Data Corp.
9.875%, 9/24/15		106,000	107,855
10.550%, 9/24/15		1,250,000	1,279,688
11.250%, 3/31/16		4,500,000	4,353,750
5.245%, 3/24/17		6,266,879	6,149,375
8.250%, 1/15/21§		3,009,000	2,993,955
12.625%, 1/15/21		4,100,000	4,233,250
8.750%, 1/15/22 PIK§		2,014,000	2,024,070
Fiserv, Inc.
6.800%, 11/20/17		100,000	121,170
4.750%, 6/15/21		100,000	110,154
International Business Machines Corp.
1.250%, 5/12/14		100,000	101,339
5.700%, 9/14/17		350,000	427,615
SRA International, Inc.
6.500%, 7/20/18		1,225,714	1,213,457
11.000%, 10/1/19		500,000	507,500
Western Union Co.
5.930%, 10/1/16		150,000	176,551

			24,884,892

Office Electronics (0.3%)
CDW LLC/CDW Finance Corp.
12.535%, 10/12/17		750,000	800,625
8.500%, 4/1/19		2,500,000	2,719,250
Xerox Corp.
4.250%, 2/15/15		200,000	213,509
4.500%, 5/15/21		150,000	159,011

			3,892,395

Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.
4.300%, 6/15/21		100,000	112,865
Freescale Semiconductor, Inc.
10.125%, 12/15/16		598,000	620,425
9.250%, 4/15/18§		3,300,000	3,584,625
10.750%, 8/1/20		3,852,000	4,179,420
Intel Corp.
3.300%, 10/1/21		100,000	108,033
Texas Instruments, Inc.
1.375%, 5/15/14		100,000	101,548

			8,706,916

Software (0.2%)
Infor US, Inc.
9.375%, 4/1/19§		400,000	444,000
Microsoft Corp.
2.950%, 6/1/14		85,000	88,642
1.625%, 9/25/15		100,000	103,420
4.000%, 2/8/21		150,000	175,641
Oracle Corp.
3.750%, 7/8/14		135,000	142,908
5.750%, 4/15/18		250,000	309,765
Sophia LP
6.250%, 7/31/18		981,047	991,593

			2,255,969

Total Information Technology			42,077,870

Materials (1.7%)
Chemicals (0.7%)
Agrium, Inc.
3.150%, 10/1/22		50,000	50,051
Dow Chemical Co.
7.600%, 5/15/14		275,000	304,248
8.550%, 5/15/19		150,000	202,663
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	110,361
6.000%, 7/15/18		250,000	315,349
Eastman Chemical Co.
3.600%, 8/15/22		100,000	105,102
Ecolab, Inc.
3.000%, 12/8/16		250,000	268,114
INEOS Group Holdings SA
7.875%, 2/15/16§	EUR	4,000,000	4,793,237
Lubrizol Corp.
8.875%, 2/1/19		$55,000	77,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Orion Engineered Carbons Bondco GmbH
10.000%, 6/15/18§	EUR	1,350,000	$1,895,288
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		$200,000	217,900

			8,339,370

Construction Materials (0.3%)
Cemex S.A.B. de C.V.
9.000%, 1/11/18§		3,000,000	3,000,000

Containers & Packaging (0.1%)
Berry Plastics Corp.
9.750%, 1/15/21		1,000,000	1,140,000

Metals & Mining (0.6%)
Alcoa, Inc.
5.550%, 2/1/17		100,000	112,342
5.400%, 4/15/21		150,000	157,500
Allegheny Technologies, Inc.
5.950%, 1/15/21		100,000	110,391
ArcelorMittal S.A.
4.000%, 3/1/16		300,000	296,250
6.125%, 6/1/18		205,000	203,462
Barrick Gold Corp.
1.750%, 5/30/14		100,000	101,435
2.900%, 5/30/16		100,000	104,958
3.850%, 4/1/22		100,000	105,402
Barrick Gold Finance Co.
4.875%, 11/15/14		125,000	134,675
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		50,000	57,067
6.500%, 4/1/19		160,000	203,602
FMG Resources Pty Ltd.
7.000%, 11/1/15§		1,100,000	1,093,125
6.875%, 2/1/18§		1,000,000	930,000
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17		100,000	101,354
Inmet Mining Corp.
8.750%, 6/1/20§		1,800,000	1,863,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14		200,000	225,211
9.000%, 5/1/19		100,000	136,462
Rio Tinto Finance USA plc
3.500%, 3/22/22		100,000	105,002
Teck Resources Ltd.
3.150%, 1/15/17		50,000	51,750
4.500%, 1/15/21		100,000	104,000
Vale Overseas Ltd.
6.250%, 1/11/16		150,000	169,069
4.375%, 1/11/22		150,000	156,785

			6,522,842

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19		40,000	54,376
7.500%, 8/15/21		50,000	65,549
4.750%, 2/15/22		150,000	170,424

			290,349

Total Materials			19,292,561

Telecommunication Services (1.5%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
5.100%, 9/15/14		109,000	118,779
2.950%, 5/15/16		50,000	53,622
5.500%, 2/1/18		275,000	333,161
3.000%, 2/15/22		100,000	105,657
BellSouth Corp.
5.200%, 9/15/14		62,000	67,052
British Telecommunications plc
5.950%, 1/15/18		100,000	119,769
CenturyLink, Inc.
Series T
5.800%, 3/15/22		100,000	108,575
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14		100,000	106,679
France Telecom S.A.
4.375%, 7/8/14		100,000	105,548
2.125%, 9/16/15		100,000	102,801
Frontier Communications Corp.
8.500%, 4/15/20		700,000	796,250
Qwest Corp.
6.750%, 12/1/21		100,000	120,168
Telecom Italia Capital S.A.
5.250%, 10/1/15		368,000	387,580
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		100,000	102,249
6.421%, 6/20/16		299,000	316,438
Verizon Communications, Inc.
1.950%, 3/28/14		200,000	204,578
4.900%, 9/15/15		82,000	92,236
8.750%, 11/1/18		300,000	420,701
Virgin Media Secured Finance plc
6.500%, 1/15/18		100,000	109,230
7.000%, 1/15/18	GBP	700,000	1,226,440

			4,997,513

Wireless Telecommunication Services (1.0%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$200,000	232,622
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13		100,000	107,402
8.500%, 11/15/18		100,000	139,695
Cricket Communications, Inc.
7.750%, 10/15/20		2,500,000	2,431,250
Rogers Communications, Inc.
6.800%, 8/15/18		100,000	126,444
Sprint Nextel Corp.
9.000%, 11/15/18§		3,500,000	4,200,000
7.000%, 8/15/20		1,000,000	1,042,500
11.500%, 11/15/21		2,500,000	3,137,500
Vodafone Group plc
4.150%, 6/10/14		45,000	47,757
2.875%, 3/16/16		50,000	53,342
5.450%, 6/10/19		200,000	245,271

			11,763,783

Total Telecommunication Services			16,761,296

Utilities (3.1%)
Electric Utilities (1.5%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16		122,000	141,082
Cleveland Electric Illuminating Co.
5.700%, 4/1/17		100,000	114,546
Commonwealth Edison Co.
6.150%, 9/15/17		144,000	175,817
3.400%, 9/1/21		100,000	108,927
Consumers Energy Co.
2.850%, 5/15/22		50,000	52,060
Detroit Edison Co.
3.450%, 10/1/20		100,000	109,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Carolinas LLC
7.000%, 11/15/18	$26,000	$33,848
Duke Energy Corp.
5.050%, 9/15/19	165,000	191,847
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	110,306
Edison International
3.750%, 9/15/17	100,000	106,510
Energy Future Holdings Corp.
4.741%, 10/10/17	12,593,808	8,644,466
Entergy Corp.
4.700%, 1/15/17	200,000	218,962
5.125%, 9/15/20	50,000	54,830
Georgia Power Co.
6.000%, 11/1/13	60,000	63,468
3.000%, 4/15/16	250,000	268,320
Hydro-Quebec
2.000%, 6/30/16	150,000	156,684
LG&E and KU Energy LLC
3.750%, 11/15/20	100,000	104,732
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	70,000	83,452
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	100,000	120,096
Northern States Power Co.
5.250%, 3/1/18	25,000	30,059
Ohio Power Co.
6.000%, 6/1/16	65,000	75,833
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	265,000	294,092
Pacific Gas & Electric Co.
4.800%, 3/1/14	75,000	79,373
3.500%, 10/1/20	100,000	110,939
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	78,741
Progress Energy, Inc.
4.400%, 1/15/21	100,000	111,527
Southern California Edison Co.
3.875%, 6/1/21	50,000	56,197
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	123,116
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15	8,500,000	2,295,000
10.500%, 11/1/16 PIK	88,324	21,198
11.500%, 10/1/20§	700,000	546,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
Series B
15.000%, 4/1/21	5,258,000	1,958,605
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	124,036
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	52,876
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	117,246

		16,933,895

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	93,599
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20§	2,500,000	2,731,250
ONEOK, Inc.
4.250%, 2/1/22	150,000	163,293

		2,988,142

Independent Power Producers & Energy Traders (1.3%)
Calpine Corp.
7.875%, 7/31/20§	800,000	880,000
7.500%, 2/15/21§	1,000,000	1,085,000
7.875%, 1/15/23§	1,000,000	1,105,000
Dynegy Holdings LLC
7.500%, 6/1/15*(b)(h)	2,000,000	1,140,000
8.375%, 5/1/16*(b)(h)	2,500,000	1,418,750
7.750%, 6/1/19*(b)(h)	3,500,000	1,995,000
Dynegy Power Corp.
9.250%, 8/4/16	3,960,000	4,122,030
GenOn Energy, Inc.
7.875%, 6/15/17	1,800,000	1,926,000
PSEG Power LLC
5.500%, 12/1/15	325,000	366,615
Tennessee Valley Authority
5.500%, 7/18/17	500,000	609,684

		14,648,079

Multi-Utilities (0.1%)
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	85,000	96,885
Series 08-A
5.850%, 4/1/18	175,000	215,794
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	87,246
8.875%, 1/15/19	163,000	222,281
DTE Energy Co.
6.350%, 6/1/16	60,000	69,858
NiSource Finance Corp.
6.400%, 3/15/18	100,000	122,171
Sempra Energy
2.000%, 3/15/14	250,000	254,601

		1,068,836

Total Utilities		35,638,952

Total Corporate Bonds		345,188,697

Government Securities (16.6%)
Foreign Governments (0.5%)
Canadian Government Bond
2.375%, 9/10/14	$285,000	296,598
Export-Import Bank of Korea
5.875%, 1/14/15	300,000	329,640
4.000%, 1/11/17	250,000	272,656
Federative Republic of Brazil
8.000%, 1/15/18	326,333	387,031
5.875%, 1/15/19	355,000	440,200
Japan Finance Corp.
2.500%, 1/21/16	100,000	105,565
2.500%, 5/18/16	200,000	211,850
Korea Development Bank
3.250%, 3/9/16	200,000	209,969
Province of New Brunswick
2.750%, 6/15/18	50,000	53,785
Province of Nova Scotia
5.125%, 1/26/17	50,000	58,372
Province of Ontario
4.100%, 6/16/14	590,000	626,813
4.500%, 2/3/15	96,000	104,900
4.750%, 1/19/16	47,000	53,221
2.450%, 6/29/22	150,000	153,035
Province of Quebec
4.600%, 5/26/15	47,000	51,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Colombia
7.375%, 3/18/19	$250,000	$330,625
Republic of Italy
4.500%, 1/21/15	129,000	133,242
4.750%, 1/25/16	49,000	50,616
5.250%, 9/20/16	250,000	260,238
Republic of Peru
7.125%, 3/30/19	260,000	342,550
Republic of Poland
5.000%, 10/19/15	33,000	36,531
6.375%, 7/15/19	150,000	184,848
5.000%, 3/23/22	150,000	173,619
Republic of South Africa
6.500%, 6/2/14	31,000	33,743
United Mexican States
5.625%, 1/15/17	250,000	292,250
5.125%, 1/15/20	300,000	358,500

		5,552,328

Municipal Bonds (0.0%)
State of California
5.250%, 4/1/14	150,000	159,549
State of Illinois
5.365%, 3/1/17	150,000	166,893
5.877%, 3/1/19	50,000	56,232

		382,674

Supranational (0.4%)
Asian Development Bank
0.875%, 6/10/14	150,000	151,392
2.625%, 2/9/15	360,000	378,666
European Bank for Reconstruction & Development
1.625%, 9/3/15	100,000	103,350
European Investment Bank
3.000%, 4/8/14	130,000	135,103
1.500%, 5/15/14	650,000	661,476
4.625%, 5/15/14	123,000	131,365
1.125%, 8/15/14	200,000	202,602
4.625%, 10/20/15	665,000	746,399
2.500%, 5/16/16	100,000	106,382
5.125%, 5/30/17	250,000	298,325
4.000%, 2/16/21	200,000	230,175
Inter-American Development Bank
1.375%, 10/18/16	500,000	515,367
3.875%, 2/14/20	150,000	176,875
International Bank for Reconstruction & Development
2.125%, 3/15/16	500,000	526,787
International Finance Corp.
3.000%, 4/22/14	250,000	260,388
1.125%, 11/23/16	250,000	255,471

		4,880,123

U.S. Government Agencies (2.0%)
Federal Farm Credit Bank
4.875%, 1/17/17	180,000	212,292
Federal Home Loan Bank
3.625%, 10/18/13	1,010,000	1,046,045
0.375%, 1/29/14	3,000,000	3,005,391
5.250%, 6/5/17	595,000	714,428
Federal Home Loan Mortgage Corp.
0.875%, 10/28/13	1,500,000	1,510,499
4.875%, 11/15/13	1,619,000	1,703,726
0.375%, 11/27/13	1,200,000	1,201,925
4.500%, 1/15/14	500,000	527,501
1.000%, 8/20/14	380,000	384,942
0.625%, 12/29/14	1,800,000	1,812,069
5.125%, 11/17/17	1,390,000	1,686,545
4.875%, 6/13/18	409,000	496,851
2.375%, 1/13/22	350,000	367,192
Federal National Mortgage Association
3.000%, 9/16/14	610,000	642,316
0.500%, 9/19/14	500,000	500,736
4.625%, 10/15/14	251,000	273,094
2.625%, 11/20/14	1,500,000	1,574,275
0.375%, 3/16/15	1,000,000	1,000,995
0.500%, 5/27/15	1,000,000	1,003,122
4.375%, 10/15/15	400,000	447,827
5.375%, 6/12/17	2,371,000	2,879,459

		22,991,230

U.S. Treasuries (13.7%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	688,249
8.125%, 8/15/19	1,204,000	1,778,292
8.500%, 2/15/20	592,000	904,023
U.S. Treasury Notes
0.500%, 10/15/13	1,500,000	1,504,687
0.500%, 11/15/13	1,500,000	1,504,922
0.250%, 11/30/13	2,000,000	2,000,992
1.500%, 12/31/13	1,396,000	1,418,467
1.000%, 1/15/14	3,500,000	3,535,410
0.250%, 1/31/14	7,000,000	7,003,282
0.250%, 4/30/14	3,000,000	3,000,820
1.875%, 4/30/14	4,800,000	4,924,313
0.250%, 5/31/14	2,000,000	2,000,625
0.125%, 7/31/14	3,500,000	3,492,754
2.375%, 8/31/14	49,000	50,989
0.250%, 9/15/14	4,500,000	4,500,351
0.500%, 10/15/14	4,000,000	4,020,281
2.375%, 10/31/14	3,000,000	3,131,508
0.375%, 11/15/14	850,000	852,045
4.250%, 11/15/14	1,000,000	1,084,258
0.250%, 12/15/14	1,700,000	1,699,655
0.250%, 1/15/15	2,000,000	1,999,391
0.250%, 2/15/15	1,000,000	999,406
4.000%, 2/15/15	284,000	308,959
2.375%, 2/28/15	1,130,000	1,186,897
0.375%, 3/15/15	1,000,000	1,002,406
2.500%, 4/30/15	4,000,000	4,227,531
0.250%, 5/15/15	2,000,000	1,997,906
4.125%, 5/15/15	312,000	343,129
1.875%, 6/30/15	800,000	834,500
0.250%, 7/15/15	3,000,000	2,995,641
1.750%, 7/31/15	900,000	936,534
1.250%, 8/31/15	2,400,000	2,465,269
1.250%, 9/30/15	1,500,000	1,541,543
1.250%, 10/31/15	2,400,000	2,467,294
1.375%, 11/30/15	2,000,000	2,064,578
2.125%, 12/31/15	2,500,000	2,642,754
2.000%, 1/31/16	2,600,000	2,741,578
2.125%, 2/29/16	2,800,000	2,966,775
5.125%, 5/15/16	2,500,000	2,922,500
1.500%, 6/30/16	3,500,000	3,639,481
3.250%, 6/30/16	685,000	756,930
4.875%, 8/15/16	372,000	435,144
3.250%, 12/31/16	1,500,000	1,673,109
0.875%, 1/31/17	4,500,000	4,569,047
3.000%, 2/28/17	240,000	265,807
3.250%, 3/31/17	3,050,000	3,416,715
0.875%, 4/30/17	1,000,000	1,014,164
0.750%, 6/30/17	1,000,000	1,007,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 6/30/17	$2,000,000	$2,179,234
0.500%, 7/31/17	1,700,000	1,691,659
4.750%, 8/15/17	3,900,000	4,676,405
1.875%, 9/30/17	2,250,000	2,387,408
4.250%, 11/15/17	730,000	861,879
2.750%, 12/31/17	2,500,000	2,767,207
2.625%, 1/31/18	1,000,000	1,100,953
2.750%, 2/28/18	2,100,000	2,327,768
2.875%, 3/31/18	1,600,000	1,785,488
1.500%, 8/31/18	1,750,000	1,818,414
1.375%, 9/30/18	1,500,000	1,547,355
1.250%, 1/31/19	3,000,000	3,064,008
1.250%, 4/30/19	1,200,000	1,222,481
3.125%, 5/15/19	900,000	1,025,993
3.375%, 11/15/19	1,065,000	1,234,743
3.625%, 2/15/20	695,000	819,009
3.500%, 5/15/20	5,000,000	5,854,297
2.625%, 8/15/20	3,100,000	3,427,098
2.625%, 11/15/20	600,000	662,438
3.625%, 2/15/21	3,150,000	3,729,305
3.125%, 5/15/21	3,000,000	3,429,422
2.125%, 8/15/21	1,550,000	1,639,621
2.000%, 11/15/21	3,750,000	3,914,853
2.000%, 2/15/22	750,000	780,064
1.750%, 5/15/22	1,150,000	1,166,181

		157,631,796

Total Government Securities		191,438,151

Total Long-Term Debt Securities (47.1%) (Cost $524,342,227)		542,558,837

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co.
0.000%*†(h)	200,000	—

Total Consumer Discretionary		—

Financials (0.4%)
Consumer Finance (0.3%)
Ally Financial, Inc.
7.000%§	4,046	3,784,907

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
6.750%*	200,000	122,000
7.625%*	306,800	199,420
8.250%(l)*	149,600	130,152
Freddie Mac
8.375%(l)*	288,100	244,885

		696,457

Total Financials		4,481,364

Total Preferred Stocks (0.4%) (Cost $24,885,979)		4,481,364

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co.
4.750%	29,500	1,099,760

Total Consumer Discretionary		1,099,760

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Chesapeake Energy Corp.
5.750%§	2,000	1,847,500
SandRidge Energy, Inc.
7.000%	30,000	3,270,000

Total Energy		5,117,500

Financials (2.0%)
Commercial Banks (0.7%)
Wells Fargo & Co.
7.500%	7,000	8,666,000

Diversified Financial Services (0.8%)
Bank of America Corp.
7.250%	8,210	8,948,900

Insurance (0.2%)
MetLife, Inc.
5.000%	31,000	2,140,240

Real Estate Investment Trusts (REITs) (0.3%)
FelCor Lodging Trust, Inc.
1.950%	130,000	3,455,400

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
5.375%*	80	144,000

Total Financials		23,354,540

Materials (0.1%)
Metals & Mining (0.1%)
AngloGold Ashanti Holdings Finance plc
6.000%	20,000	831,800

Total Materials		831,800

Total Convertible Preferred Stocks (2.6%) (Cost $30,694,604)		30,403,600

COMMON STOCKS:
Consumer Discretionary (2.2%)
Auto Components (0.0%)
BorgWarner, Inc.*	1,563	108,019
Goodyear Tire & Rubber Co.*	3,312	40,373
Johnson Controls, Inc.	9,338	255,861

		404,253

Automobiles (0.1%)
Ford Motor Co.	52,078	513,489
Harley-Davidson, Inc.	3,120	132,195
Motors Liquidation Co. GUC Trust*	5,118	85,982

		731,666

Distributors (0.0%)
Genuine Parts Co.	2,121	129,445
Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,378	40,031
H&R Block, Inc.	3,702	64,155

		104,186

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	6,106	222,503
Chipotle Mexican Grill, Inc.*	433	137,495
Darden Restaurants, Inc.	1,751	97,618
International Game Technology	3,647	47,739
Marriott International, Inc., Class A	3,438	134,426
McDonald’s Corp.	13,770	1,263,397
Starbucks Corp.	10,377	526,633
Starwood Hotels & Resorts Worldwide, Inc.	2,683	155,507
Wyndham Worldwide Corp.	1,942	101,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Wynn Resorts Ltd.	1,084	$125,137
Yum! Brands, Inc.	6,224	412,900

		3,225,271

Household Durables (0.0%)
D.R. Horton, Inc.	3,786	78,143
Harman International Industries, Inc.	917	42,329
Leggett & Platt, Inc.	1,901	47,620
Lennar Corp., Class A	2,223	77,294
Newell Rubbermaid, Inc.	3,959	75,577
PulteGroup, Inc.*	4,611	71,470
Whirlpool Corp.	1,059	87,802

		480,235

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	4,938	1,255,832
Expedia, Inc.	1,279	73,977
Netflix, Inc.*	756	41,157
priceline.com, Inc.*	680	420,737
TripAdvisor, Inc.*	1,496	49,263

		1,840,966

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,587	60,576
Mattel, Inc.	4,655	165,159

		225,735

Media (1.0%)
Cablevision Systems Corp. - New York Group, Class A	2,946	46,694
CBS Corp., Class B	8,128	295,290
Comcast Corp., Class A	185,726	6,643,419
Dex One Corp.*	115,741	144,676
DIRECTV*	8,573	449,740
Discovery Communications, Inc., Class A*	3,375	201,251
Gannett Co., Inc.	3,172	56,303
Interpublic Group of Cos., Inc.	6,001	66,731
McGraw-Hill Cos., Inc.	3,826	208,861
News Corp., Class A	27,800	681,934
Omnicom Group, Inc.	3,627	187,008
Scripps Networks Interactive, Inc., Class A	1,180	72,252
Time Warner Cable, Inc.	4,183	397,636
Time Warner, Inc.	12,957	587,341
Viacom, Inc., Class B	6,464	346,406
Walt Disney Co.	24,500	1,280,860
Washington Post Co., Class B	61	22,145

		11,688,547

Multiline Retail (0.2%)
Big Lots, Inc.*	813	24,049
Dollar Tree, Inc.*	3,148	151,970
Family Dollar Stores, Inc.	1,324	87,781
J.C. Penney Co., Inc.	1,939	47,098
Kohl’s Corp.	2,946	150,894
Macy’s, Inc.	5,496	206,759
Nordstrom, Inc.	2,086	115,105
Target Corp.	18,942	1,202,249

		1,985,905

Specialty Retail (0.3%)
Abercrombie & Fitch Co., Class A	1,140	38,669
AutoNation, Inc.*	527	23,014
AutoZone, Inc.*	511	188,902
Bed Bath & Beyond, Inc.*	3,170	199,710
Best Buy Co., Inc.	3,631	62,417
CarMax, Inc.*	3,118	88,240
GameStop Corp., Class A	1,684	35,364
Gap, Inc.	4,072	145,696
Home Depot, Inc.	20,584	1,242,656
Limited Brands, Inc.	3,255	160,341
Lowe’s Cos., Inc.	15,574	470,958
O’Reilly Automotive, Inc.*	1,623	135,715
Ross Stores, Inc.	3,058	197,547
Staples, Inc.	9,287	106,986
Tiffany & Co.	1,625	100,555
TJX Cos., Inc.	10,051	450,184
Urban Outfitters, Inc.*	1,488	55,889

		3,702,843

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,894	218,142
Fossil, Inc.*	748	63,356
NIKE, Inc., Class B	5,020	476,448
Ralph Lauren Corp.	834	126,126
VF Corp.	1,201	191,391

		1,075,463

Total Consumer Discretionary		25,594,515

Consumer Staples (2.3%)
Beverages (1.0%)
Beam, Inc.	2,162	124,401
Brown-Forman Corp., Class B	2,068	134,937
Coca-Cola Co.	52,866	2,005,207
Coca-Cola Enterprises, Inc.	3,780	118,201
Constellation Brands, Inc., Class A*	2,010	65,023
Diageo plc	150,000	4,213,417
Dr. Pepper Snapple Group, Inc.	2,875	128,024
Molson Coors Brewing Co., Class B	2,134	96,137
Monster Beverage Corp.*	2,096	113,519
PepsiCo, Inc.	71,250	5,042,363

		12,041,229

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	5,903	591,038
CVS Caremark Corp.	17,372	841,152
Kroger Co.	7,437	175,067
Safeway, Inc.	3,239	52,116
Sysco Corp.	8,010	250,473
Walgreen Co.	11,703	426,457
Wal-Mart Stores, Inc.	22,950	1,693,710
Whole Foods Market, Inc.	2,345	228,403

		4,258,416

Food Products (0.3%)
Archer-Daniels-Midland Co.	8,993	244,430
Campbell Soup Co.	2,459	85,622
ConAgra Foods, Inc.	5,544	152,959
Dean Foods Co.*	2,548	41,660
General Mills, Inc.	8,852	352,752
H.J. Heinz Co.	4,373	244,669
Hershey Co.	2,071	146,813
Hormel Foods Corp.	1,832	53,568
J.M. Smucker Co.	1,495	129,063
Kellogg Co.	3,370	174,094
Kraft Foods, Inc., Class A	24,232	1,001,993
McCormick & Co., Inc. (Non-Voting)	1,811	112,355
Mead Johnson Nutrition Co.	2,782	203,865
Tyson Foods, Inc., Class A	3,953	63,327

		3,007,170

Household Products (0.3%)
Clorox Co.	1,770	127,528
Colgate-Palmolive Co.	6,086	652,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kimberly-Clark Corp.	5,392	$462,526
Procter & Gamble Co.	37,609	2,608,560

		3,851,155

Personal Products (0.0%)
Avon Products, Inc.	5,899	94,089
Estee Lauder Cos., Inc., Class A	3,278	201,827

		295,916

Tobacco (0.3%)
Altria Group, Inc.	27,758	926,840
Lorillard, Inc.	1,783	207,630
Philip Morris International, Inc.	23,018	2,070,239
Reynolds American, Inc.	4,489	194,553

		3,399,262

Total Consumer Staples		26,853,148

Energy (4.9%)
Energy Equipment & Services (0.6%)
Baker Hughes, Inc.	6,002	271,470
Cameron International Corp.*	3,363	188,563
Diamond Offshore Drilling, Inc.	953	62,717
Ensco plc, Class A	3,168	172,846
FMC Technologies, Inc.*	3,255	150,707
Halliburton Co.	12,668	426,785
Helmerich & Payne, Inc.	1,439	68,511
Nabors Industries Ltd.*	3,948	55,390
National Oilwell Varco, Inc.	5,823	466,481
Noble Corp.*	3,449	123,405
Rowan Cos., plc, Class A*	1,696	57,274
Schlumberger Ltd.	48,120	3,480,520
Weatherford International Ltd.*	100,000	1,268,000

		6,792,669

Oil, Gas & Consumable Fuels (4.3%)
Alpha Natural Resources, Inc.*	2,995	19,677
Anadarko Petroleum Corp.	6,823	477,064
Apache Corp.	5,342	461,923
BP plc (ADR)	100,000	4,236,000
Cabot Oil & Gas Corp.	2,867	128,728
Callon Petroleum Co.*	150,000	922,500
Canadian Oil Sands Ltd.	250,000	5,352,965
Chesapeake Energy Corp.	24,287	458,296
Chevron Corp.	56,792	6,619,675
ConocoPhillips	121,784	6,963,609
CONSOL Energy, Inc.	3,108	93,395
Denbury Resources, Inc.*	5,341	86,311
Devon Energy Corp.	5,137	310,788
EOG Resources, Inc.	3,687	413,128
EQT Corp.	2,043	120,537
Exxon Mobil Corp.	129,019	11,798,788
Hess Corp.	4,057	217,942
Kinder Morgan, Inc.	7,789	276,665
Marathon Oil Corp.	9,626	284,641
Marathon Petroleum Corp.	4,619	252,151
Murphy Oil Corp.	2,520	135,299
Newfield Exploration Co.*	1,853	58,036
Noble Energy, Inc.	2,428	225,100
Occidental Petroleum Corp.	11,060	951,824
Peabody Energy Corp.	3,671	81,827
Phillips 66	8,560	396,927
Pioneer Natural Resources Co.	1,680	175,392
QEP Resources, Inc.	2,416	76,491
Range Resources Corp.	2,219	155,042
Royal Dutch Shell plc (ADR), Class A	55,000	3,817,550
Southwestern Energy Co.*	4,754	165,344
Spectra Energy Corp.	58,915	1,729,744
Sunoco, Inc.	1,431	67,014
Tesoro Corp.	1,920	80,448
Total S.A. (ADR)	35,000	1,753,500
Valero Energy Corp.	7,532	238,614
Williams Cos., Inc.	8,554	299,133
WPX Energy, Inc.*	2,713	45,009

		49,947,077

Total Energy		56,739,746

Financials (5.1%)
Capital Markets (0.5%)
Ameriprise Financial, Inc.	2,877	163,097
Bank of New York Mellon Corp.	16,130	364,861
BlackRock, Inc.	14,647	2,611,560
Charles Schwab Corp.	14,961	191,351
E*TRADE Financial Corp.*	3,552	31,293
Federated Investors, Inc., Class B	1,268	26,235
Franklin Resources, Inc.	1,887	236,007
Goldman Sachs Group, Inc.	6,154	699,587
Invesco Ltd.	6,079	151,914
Legg Mason, Inc.	1,641	40,500
Morgan Stanley	18,883	316,101
Northern Trust Corp.	2,989	138,735
State Street Corp.	6,542	274,502
T. Rowe Price Group, Inc.	3,466	219,398

		5,465,141

Commercial Banks (2.0%)
Banco Santander S.A.*	170,578	1,270,271
Barclays plc	300,000	1,040,819
BB&T Corp.	9,546	316,545
Comerica, Inc.	2,647	82,189
Fifth Third Bancorp	12,547	194,604
First Horizon National Corp.	3,356	32,318
HSBC Holdings plc	500,000	4,628,824
Huntington Bancshares, Inc./Ohio	11,653	80,406
KeyCorp	12,889	112,650
M&T Bank Corp.	41,643	3,962,748
PNC Financial Services Group, Inc.	7,229	456,150
Regions Financial Corp.	19,298	139,139
SunTrust Banks, Inc.	7,353	207,869
U.S. Bancorp	25,880	887,684
Wells Fargo & Co.	287,454	9,925,787
Zions Bancorp	2,531	52,278

		23,390,281

Consumer Finance (0.1%)
American Express Co.	13,467	765,734
Capital One Financial Corp.	7,933	452,260
Discover Financial Services	7,031	279,342
SLM Corp.	6,410	100,765

		1,598,101

Diversified Financial Services (1.4%)
Bank of America Corp.	597,156	5,272,887
Citigroup, Inc.	40,042	1,310,174
CME Group, Inc.	4,177	239,342
IntercontinentalExchange, Inc.*	994	132,610
JPMorgan Chase & Co.	201,871	8,171,738
Leucadia National Corp.	2,713	61,721
Moody’s Corp.	2,640	116,609
NASDAQ OMX Group, Inc.	1,606	37,412
NYSE Euronext	3,358	82,775

		15,425,268

Insurance (0.7%)
ACE Ltd.	4,630	350,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Aflac, Inc.	6,394	$306,145
Allstate Corp.	6,620	262,218
American International Group, Inc.*	15,925	522,181
Aon plc	4,398	229,971
Assurant, Inc.	1,107	41,291
Berkshire Hathaway, Inc., Class B*	25,040	2,208,528
Chubb Corp.	3,632	277,049
Cincinnati Financial Corp.	1,997	75,666
Genworth Financial, Inc., Class A*	6,680	34,936
Hartford Financial Services Group, Inc.	5,963	115,921
Lincoln National Corp.	3,805	92,043
Loews Corp.	4,267	176,056
Marsh & McLennan Cos., Inc.	7,431	252,134
MetLife, Inc.	14,505	499,842
Principal Financial Group, Inc.	3,788	102,049
Progressive Corp.	7,652	158,703
Prudential Financial, Inc.	6,363	346,847
QBE Insurance Group Ltd.	80,000	1,074,643
Torchmark Corp.	1,302	66,858
Travelers Cos., Inc.	5,262	359,184
Unum Group	3,802	73,074
XL Group plc	4,157	99,893

		7,725,260

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	5,396	385,220
Apartment Investment & Management Co. (REIT), Class A	1,987	51,642
AvalonBay Communities, Inc. (REIT)	1,323	179,915
Boston Properties, Inc. (REIT)	2,059	227,746
Equity Residential (REIT)	4,110	236,448
HCP, Inc. (REIT)	5,865	260,875
Health Care REIT, Inc. (REIT)	3,476	200,739
Host Hotels & Resorts, Inc. (REIT)	9,866	158,349
Kimco Realty Corp. (REIT)	5,557	112,640
Plum Creek Timber Co., Inc. (REIT)	2,205	96,667
Prologis, Inc. (REIT)	6,290	220,339
Public Storage (REIT)	1,968	273,887
Simon Property Group, Inc. (REIT)	4,142	628,797
Ventas, Inc. (REIT)	4,033	251,054
Vornado Realty Trust (REIT)	2,309	187,145
Westfield Retail Trust (REIT)	454,500	1,362,499
Weyerhaeuser Co. (REIT)	7,343	191,946

		5,025,908

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	4,123	75,905
Thrifts & Mortgage Finance (0.0%)
Fannie Mae*	344,367	95,734
Hudson City Bancorp, Inc.	6,490	51,660
People’s United Financial, Inc.	4,835	58,697

		206,091

Total Financials		58,911,955

Health Care (5.5%)
Biotechnology (0.2%)
Alexion Pharmaceuticals, Inc.*	2,636	301,558
Amgen, Inc.	10,525	887,468
Biogen Idec, Inc.*	3,228	481,715
Celgene Corp.*	5,891	450,072
Gilead Sciences, Inc.*	10,331	685,255

		2,806,068

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.	7,472	450,263
Becton, Dickinson and Co.	2,718	213,526
Boston Scientific Corp.*	19,430	111,528
C.R. Bard, Inc.	1,065	111,452
CareFusion Corp.*	3,030	86,022
Covidien plc	6,555	389,498
DENTSPLY International, Inc.	1,937	73,877
Edwards Lifesciences Corp.*	1,580	169,645
Intuitive Surgical, Inc.*	545	270,118
Medtronic, Inc.	13,930	600,662
St. Jude Medical, Inc.	4,287	180,611
Stryker Corp.	3,948	219,746
Varian Medical Systems, Inc.*	1,509	91,023
Zimmer Holdings, Inc.	2,388	161,476

		3,129,447

Health Care Providers & Services (0.3%)
Aetna, Inc.	4,563	180,695
AmerisourceBergen Corp.	3,436	133,008
Cardinal Health, Inc.	4,663	181,717
Cigna Corp.	3,937	185,708
Coventry Health Care, Inc.	1,828	76,209
DaVita, Inc.*	1,163	120,499
Express Scripts Holding Co.*	11,070	693,757
Humana, Inc.	2,205	154,681
Laboratory Corp. of America Holdings*	1,307	120,858
McKesson Corp.	3,223	277,275
Patterson Cos., Inc.	1,148	39,308
Quest Diagnostics, Inc.	2,168	137,516
Tenet Healthcare Corp.*	5,744	36,015
UnitedHealth Group, Inc.	14,101	781,336
WellPoint, Inc.	4,440	257,564

		3,376,146

Health Care Technology (0.0%)
Cerner Corp.*	1,989	153,969
Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	4,758	182,945
Life Technologies Corp.*	2,396	117,116
PerkinElmer, Inc.	1,541	45,413
Thermo Fisher Scientific, Inc.	4,991	293,621
Waters Corp.*	1,196	99,663

		738,758

Pharmaceuticals (4.6%)
Abbott Laboratories	21,429	1,469,172
Allergan, Inc.	4,199	384,544
Bristol-Myers Squibb Co.	22,926	773,752
Eli Lilly and Co.	13,944	661,085
Forest Laboratories, Inc.*	3,193	113,703
Hospira, Inc.*	2,266	74,370
Johnson & Johnson	137,647	9,485,255
Merck & Co., Inc.	316,387	14,269,054
Mylan, Inc.*	5,542	135,225
Perrigo Co.	1,200	139,404
Pfizer, Inc.	376,994	9,368,301
Roche Holding AG	65,000	12,143,009
Sanofi S.A. (ADR)	75,000	3,229,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	1,743	$148,434

		52,394,808

Total Health Care		62,599,196

Industrials (2.3%)
Aerospace & Defense (0.4%)
Boeing Co.	9,239	643,219
General Dynamics Corp.	4,528	299,391
Honeywell International, Inc.	10,658	636,816
L-3 Communications Holdings, Inc.	1,313	94,155
Lockheed Martin Corp.	3,677	343,358
Northrop Grumman Corp.	3,382	224,666
Precision Castparts Corp.	1,985	324,230
Raytheon Co.	4,534	259,164
Rockwell Collins, Inc.	1,935	103,793
Textron, Inc.	3,836	100,388
United Technologies Corp.	11,454	896,734

		3,925,914

Air Freight & Logistics (0.1%)
C.H. Robinson Worldwide, Inc.	2,211	129,454
Expeditors International of Washington, Inc.	2,867	104,244
FedEx Corp.	3,987	337,380
United Parcel Service, Inc., Class B	9,815	702,460

		1,273,538

Airlines (0.0%)
Southwest Airlines Co.	10,144	88,963
Building Products (0.0%)
Masco Corp.	4,882	73,474
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	1,377	43,816
Cintas Corp.	1,465	60,724
Iron Mountain, Inc.	2,062	70,335
Pitney Bowes, Inc.	2,766	38,226
R.R. Donnelley & Sons Co.	2,489	26,383
Republic Services, Inc.	4,090	112,516
Stericycle, Inc.*	1,169	105,818
Tyco International Ltd.	6,279	353,257
Waste Management, Inc.	5,950	190,876

		1,001,951

Construction & Engineering (0.0%)
Fluor Corp.	2,273	127,924
Jacobs Engineering Group, Inc.*	1,771	71,602
Quanta Services, Inc.*	2,911	71,902

		271,428

Electrical Equipment (0.1%)
Cooper Industries plc	2,183	163,856
Emerson Electric Co.	9,931	479,369
Rockwell Automation, Inc.	1,923	133,745
Roper Industries, Inc.	1,335	146,703

		923,673

Industrial Conglomerates (1.2%)
3M Co.	8,685	802,668
Danaher Corp.	7,976	439,876
General Electric Co.	526,178	11,949,502

		13,192,046

Machinery (0.3%)
Caterpillar, Inc.	14,720	1,266,509
Cummins, Inc.	2,418	222,964
Deere & Co.	5,345	440,909
Dover Corp.	2,496	148,487
Eaton Corp.	4,610	217,869
Flowserve Corp.	698	89,162
Illinois Tool Works, Inc.	5,889	350,219
Ingersoll-Rand plc	3,914	175,425
Joy Global, Inc.	1,446	81,063
PACCAR, Inc.	4,827	193,201
Pall Corp.	1,587	100,759
Parker Hannifin Corp.	2,038	170,336
Pentair Ltd. (Registered)	1,355	59,959
Snap-on, Inc.	788	56,633
Stanley Black & Decker, Inc.	2,289	174,536
Xylem, Inc.	2,534	63,730

		3,811,761

Professional Services (0.0%)
Dun & Bradstreet Corp.	613	48,807
Equifax, Inc.	1,645	76,624
Robert Half International, Inc.	1,936	51,556

		176,987

Road & Rail (0.1%)
CSX Corp.	14,201	294,671
Norfolk Southern Corp.	4,363	277,617
Ryder System, Inc.	703	27,459
Union Pacific Corp.	6,467	767,633

		1,367,380

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,680	158,203
W.W. Grainger, Inc.	818	170,447

		328,650

Total Industrials		26,435,765

Information Technology (3.4%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	72,234	1,378,947
F5 Networks, Inc.*	1,079	112,971
Harris Corp.	1,552	79,493
JDS Uniphase Corp.*	3,166	39,211
Juniper Networks, Inc.*	7,195	123,107
Motorola Solutions, Inc.	3,909	197,600
QUALCOMM, Inc.	23,259	1,453,455

		3,384,784

Computers & Peripherals (0.9%)
Apple, Inc.	12,800	8,540,928
Dell, Inc.	19,894	196,155
EMC Corp.*	28,657	781,476
Hewlett-Packard Co.	26,847	458,010
NetApp, Inc.*	4,961	163,118
SanDisk Corp.*	3,306	143,580
Seagate Technology plc	4,828	149,668
Western Digital Corp.	3,039	117,700

		10,550,635

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,198	129,418
Corning, Inc.	50,331	661,853
FLIR Systems, Inc.	2,061	41,169
Jabil Circuit, Inc.	2,553	47,792
Molex, Inc.	1,870	49,144
TE Connectivity Ltd.	5,841	198,652

		1,128,028

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	2,431	93,010
eBay, Inc.*	15,837	766,669
Google, Inc., Class A*	3,618	2,729,781
VeriSign, Inc.*	2,132	103,807
Yahoo!, Inc.*	14,235	227,404

		3,920,671

IT Services (0.6%)
Accenture plc, Class A	8,666	606,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Automatic Data Processing, Inc.	6,616	$388,094
Cognizant Technology Solutions Corp., Class A*	4,077	285,064
Computer Sciences Corp.	2,125	68,446
Fidelity National Information Services, Inc.	3,419	106,741
Fiserv, Inc.*	1,853	137,178
International Business Machines Corp.	14,668	3,042,877
Mastercard, Inc., Class A	1,465	661,418
Paychex, Inc.	4,408	146,742
SAIC, Inc.	3,874	46,643
Teradata Corp.*	2,302	173,594
Total System Services, Inc.	2,208	52,330
Visa, Inc., Class A	7,137	958,356
Western Union Co.	8,237	150,078

		6,824,441

Office Electronics (0.0%)
Xerox Corp.	17,850	131,019
Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.*	8,285	27,920
Altera Corp.	4,368	148,446
Analog Devices, Inc.	4,081	159,934
Applied Materials, Inc.	16,898	188,666
Broadcom Corp., Class A*	7,022	242,821
First Solar, Inc.*	833	18,447
Intel Corp.	218,314	4,951,362
KLA-Tencor Corp.	2,266	108,100
Lam Research Corp.*	2,489	79,113
Linear Technology Corp.	3,144	100,136
LSI Corp.*	7,676	53,041
Microchip Technology, Inc.	2,645	86,597
Micron Technology, Inc.*	13,893	83,150
NVIDIA Corp.*	8,458	112,830
Teradyne, Inc.*	2,592	36,858
Texas Instruments, Inc.	15,536	428,017
Xilinx, Inc.	3,583	119,708

		6,945,146

Software (0.6%)
Adobe Systems, Inc.*	6,715	217,969
Autodesk, Inc.*	3,097	103,347
BMC Software, Inc.*	2,003	83,105
CA, Inc.	4,675	120,451
Citrix Systems, Inc.*	2,553	195,483
Electronic Arts, Inc.*	4,354	55,252
Intuit, Inc.	3,769	221,919
Microsoft Corp.	103,026	3,068,114
Oracle Corp.	52,002	1,637,543
Red Hat, Inc.*	2,636	150,094
Salesforce.com, Inc.*	1,746	266,597
Symantec Corp.*	9,599	172,782

		6,292,656

Total Information Technology		39,177,380

Materials (1.8%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	2,891	239,086
Airgas, Inc.	947	77,938
CF Industries Holdings, Inc.	856	190,237
Dow Chemical Co.	166,360	4,817,786
E.I. du Pont de Nemours & Co.	32,704	1,644,030
Eastman Chemical Co.	2,088	119,037
Ecolab, Inc.	3,595	232,992
FMC Corp.	1,875	103,838
International Flavors & Fragrances, Inc.	1,112	66,253
LyondellBasell Industries N.V., Class A	34,632	1,789,089
Monsanto Co.	7,277	662,353
Mosaic Co.	3,776	217,535
PPG Industries, Inc.	2,085	239,441
Praxair, Inc.	4,071	422,895
Sherwin-Williams Co.	1,163	173,182
Sigma-Aldrich Corp.	1,649	118,679

		11,114,371

Construction Materials (0.0%)
Vulcan Materials Co.	1,768	83,626
Containers & Packaging (0.0%)
Ball Corp.	2,124	89,866
Bemis Co., Inc.	1,423	44,782
Owens-Illinois, Inc.*	2,275	42,679
Sealed Air Corp.	2,386	36,888

		214,215

Metals & Mining (0.8%)
Alcoa, Inc.	14,567	128,918
Allegheny Technologies, Inc.	1,463	46,670
Barrick Gold Corp.	55,000	2,296,800
BHP Billiton plc	50,000	1,554,245
Cliffs Natural Resources, Inc.	1,946	76,147
Freeport-McMoRan Copper & Gold, Inc.	12,962	513,036
Goldcorp, Inc.	25,200	1,155,420
Newmont Mining Corp.	6,775	379,468
Nucor Corp.	24,335	931,057
Rio Tinto plc (ADR)	30,000	1,402,800
Titanium Metals Corp.	991	12,714
United States Steel Corp.	1,959	37,358

		8,534,633

Paper & Forest Products (0.0%)
International Paper Co.	5,971	216,867
MeadWestvaco Corp.	2,370	72,522

		289,389

Total Materials		20,236,234

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	303,774	11,452,280
CenturyLink, Inc.	58,502	2,363,481
France Telecom S.A.	37,400	451,195
Frontier Communications Corp.	93,633	458,802
Telstra Corp., Ltd.	800,000	3,252,973
Verizon Communications, Inc.	38,901	1,772,718
Vivendi S.A.	51,666	1,007,520
Windstream Corp.	8,028	81,163

		20,840,132

Wireless Telecommunication Services (0.7%)
Crown Castle International Corp.*	4,001	256,464
MetroPCS Communications, Inc.*	4,317	50,552
SK Telecom Co., Ltd. (ADR)	35,700	519,078
Sprint Nextel Corp.*	40,968	226,144
Vodafone Group plc	2,200,000	6,243,624

		7,295,862

Total Telecommunication Services		28,135,994

Utilities (6.4%)
Electric Utilities (4.1%)
American Electric Power Co., Inc.	106,621	4,684,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Energy Corp.	128,906	$8,353,109
Edison International	4,449	203,275
Entergy Corp.	62,421	4,325,775
Exelon Corp.	161,655	5,751,685
FirstEnergy Corp.	81,310	3,585,771
NextEra Energy, Inc.	136,203	9,579,157
Northeast Utilities	4,285	163,816
Pepco Holdings, Inc.	3,125	59,062
Pinnacle West Capital Corp.	1,496	78,989
PPL Corp.	67,230	1,953,031
Southern Co.	91,945	4,237,745
Xcel Energy, Inc.	156,657	4,340,965

		47,317,307

Gas Utilities (0.2%)
AGL Resources, Inc.	41,606	1,702,102
ONEOK, Inc.	2,801	135,316

		1,837,418

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	8,477	92,992
Dynegy, Inc.*	110,000	41,800
NRG Energy, Inc.	3,130	66,951

		201,743

Multi-Utilities (2.1%)
Ameren Corp.	3,313	108,236
CenterPoint Energy, Inc.	5,836	124,307
CMS Energy Corp.	3,618	85,204
Consolidated Edison, Inc.	3,999	239,500
Dominion Resources, Inc.	57,829	3,061,467
DTE Energy Co.	2,345	140,559
Integrys Energy Group, Inc.	1,070	55,854
NiSource, Inc.	3,890	99,117
PG&E Corp.	155,823	6,648,967
Public Service Enterprise Group, Inc.	171,908	5,532,000
SCANA Corp.	1,793	86,548
Sempra Energy	83,069	5,357,120
TECO Energy, Inc.	152,780	2,710,317
Wisconsin Energy Corp.	3,147	118,548

		24,367,744

Total Utilities		73,724,212

Total Common Stocks (36.4%) (Cost $357,660,427)		418,408,145

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.2%)
Automobiles (0.0%)
General Motors Co., Class A, expiring 7/10/16*	18,532	255,371
General Motors Co., Class B, expiring 7/10/19*	18,532	153,074

		408,445

Media (0.2%)
Charter Communications, Inc., expiring 11/30/14*	53,070	1,586,793

Total Warrants (0.2%) (Cost $20,193,204)		1,995,238

Total Investments (86.7%) (Cost $957,776,441)		997,847,184
Other Assets Less Liabilities (13.3%)		153,374,095

Net Assets (100%)		$1,151,221,279

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $85,031,253 or 7.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2012. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2012.

Glossary:

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,539	December-12	$109,885,973	$110,361,690	$475,717

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Non-Agency CMO	$—	$2,773,826	$—	$2,773,826
Common Stocks
Consumer Discretionary	25,594,515	—	—	25,594,515
Consumer Staples	22,639,731	4,213,417	—	26,853,148
Energy	56,739,746	—	—	56,739,746
Financials	49,534,899	9,377,056	—	58,911,955
Health Care	50,456,187	12,143,009	—	62,599,196
Industrials	26,435,765	—	—	26,435,765
Information Technology	39,177,380	—	—	39,177,380
Materials	18,681,989	1,554,245	—	20,236,234
Telecommunication Services	17,180,682	10,955,312	—	28,135,994
Utilities	73,724,212	—	—	73,724,212
Convertible Bonds
Financials	—	1,046,250	—	1,046,250
Materials	—	2,111,913	—	2,111,913
Convertible Preferred Stocks
Consumer Discretionary	1,099,760	—	—	1,099,760
Energy	—	5,117,500	—	5,117,500
Financials	23,210,540	144,000	—	23,354,540
Materials	831,800	—	—	831,800
Corporate Bonds
Consumer Discretionary	—	53,380,948	—	53,380,948
Consumer Staples	—	16,539,129	—	16,539,129
Energy	—	46,944,480	—	46,944,480
Financials	—	57,089,328	—	57,089,328
Health Care	—	28,357,907	—	28,357,907
Industrials	—	29,106,226	—	29,106,226
Information Technology	—	42,077,870	—	42,077,870
Materials	—	19,292,561	—	19,292,561
Telecommunication Services	—	16,761,296	—	16,761,296
Utilities	—	35,638,952	—	35,638,952
Futures	475,717	—	—	475,717
Government Securities
Foreign Governments	—	5,552,328	—	5,552,328
Municipal Bonds	—	382,674	—	382,674
Supranational	—	4,880,123	—	4,880,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Government Agencies	$—	$22,991,230	$—	$22,991,230
U.S. Treasuries	—	157,631,796	—	157,631,796
Preferred Stocks
Consumer Discretionary	—	—	—	—
Financials	696,457	3,784,907	—	4,481,364
Warrants
Consumer Discretionary	1,995,238	—	—	1,995,238

Total Assets	$408,474,618	$589,848,283	$—	$998,322,901

Total Liabilities	$—	$—	$—	$—

Total	$408,474,618	$589,848,283	$—	$998,322,901

(a)	Securities with a market value of $12,404,300 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b)	A Security with a market value of $144,000 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks– Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	481	(50,632)
Purchases	—	—
Sales	(481)	(68)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	50,700
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$(50,700)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$116,535,944
Long-term U.S. Treasury securities	52,696,819

$169,232,763

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$188,272,167
Long-term U.S. Treasury securities	28,643,319

$216,915,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,785,153
Aggregate gross unrealized depreciation	(114,878,612)

Net unrealized appreciation	$38,906,541

Federal income tax cost of investments	$958,940,643

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Diversified Consumer Services (0.1%)
Arbor Memorial Services, Class A	500	$16,275
Ascent Capital Group, Inc., Class A*	4,000	216,040
Corinthian Colleges, Inc.*	40,000	95,200

		327,515

Hotels, Restaurants & Leisure (4.6%)
Boyd Gaming Corp.*	15,000	105,900
Dover Motorsports, Inc.*	60,016	83,422
Gaylord Entertainment Co. (REIT)*	30,000	1,185,900
Ladbrokes plc	20,000	55,808
Peet’s Coffee & Tea, Inc.*	145,000	10,634,300

		12,065,330

Household Durables (0.3%)
Harman International Industries, Inc.	13,000	600,080
Nobility Homes, Inc.*	5,000	25,250
Skyline Corp.*	5,000	27,050
WMF-Wuerttembergische Metallwarenfabrik AG	300	18,080

		670,460

Media (4.5%)
Acme Communications, Inc.	38,000	32,680
AMC Networks, Inc., Class A*	40,000	1,740,800
Astral Media, Inc., Class A	91,000	4,459,750
Astral Media, Inc., Class B	1,400	73,710
Beasley Broadcasting Group, Inc., Class A*	47,000	229,360
British Sky Broadcasting Group plc	100,000	1,200,604
Clear Channel Outdoor Holdings, Inc., Class A*	243,016	1,453,235
Crown Media Holdings, Inc., Class A*	5,000	8,350
DISH Network Corp., Class A	24,000	734,640
Fisher Communications, Inc.*	28,000	1,029,280
Liberty Media Corp. - Liberty Capital*	4,000	416,680
LIN TV Corp., Class A*	20,000	88,000
Media General, Inc., Class A*	35,000	181,300
Salem Communications Corp., Class A	26,000	136,240

		11,784,629

Multiline Retail (0.0%)
Macy’s, Inc.	1,000	37,620

Specialty Retail (1.5%)
Best Buy Co., Inc.	13,000	223,470
Collective Brands, Inc.*	130,000	2,822,300
PEP Boys-Manny, Moe & Jack	95,000	967,100

		4,012,870

Textiles, Apparel & Luxury Goods (0.0%)
Heelys, Inc.*	6,000	10,800

Total Consumer Discretionary		28,909,224

Consumer Staples (8.4%)
Beverages (2.0%)
Beam, Inc.	24,000	1,380,960
Grupo Modelo S.A.B. de C.V., Series C	450,000	4,051,547

		5,432,507

Food Products (6.1%)
Flowers Foods, Inc.	750	15,135
Hillshire Brands Co.	20,000	535,600
Parmalat S.p.A	940,000	2,006,400
Post Holdings, Inc.*	15,000	450,900
Ralcorp Holdings, Inc.*	41,000	2,993,000
Rieber & Son ASA	29,700	336,976
Tootsie Roll Industries, Inc.	40,050	1,080,549
Viterra, Inc.	524,000	8,586,756

		16,005,316

Personal Products (0.3%)
Avon Products, Inc.	50,000	797,500
Physicians Formula Holdings, Inc.*	1,000	4,870

		802,370

Total Consumer Staples		22,240,193

Energy (4.7%)
Energy Equipment & Services (0.1%)
Rowan Cos., plc, Class A*	4,000	135,080

Oil, Gas & Consumable Fuels (4.6%)
Anadarko Petroleum Corp.	2,000	139,840
Atlas Energy LP	36,000	1,243,440
Atlas Resource Partners LP	5,001	127,626
CREDO Petroleum Corp.*	100,000	1,449,000
Dragon Oil plc	80,000	781,563
Halcon Resources Corp.*	11,592	84,969
Nexen, Inc.	40,000	1,013,600
Progress Energy Resources Corp.	36,000	801,953
Sunoco, Inc.	135,000	6,322,050
Venoco, Inc.*	10,000	118,800
WesternZagros Resources Ltd.*	40,000	56,963

		12,139,804

Total Energy		12,274,884

Financials (2.6%)
Capital Markets (0.3%)
BKF Capital Group, Inc.*	12,000	12,360
Legg Mason, Inc.	15,000	370,200
SWS Group, Inc.*	48,000	293,280

		675,840

Commercial Banks (1.6%)
First Niagara Financial Group, Inc.	140,000	1,132,600
Pacific Capital Bancorp*	70,196	3,221,997

		4,354,597

Consumer Finance (0.3%)
American Express Co.	7,000	398,020
SLM Corp.	25,000	393,000

		791,020

Insurance (0.3%)
Flagstone Reinsurance Holdings S.A.	1,000	8,590
Presidential Life Corp.	60,000	835,800

		844,390

Thrifts & Mortgage Finance (0.1%)
Flushing Financial Corp.	10,000	158,000
Hudson City Bancorp, Inc.	500	3,980

		161,980

Total Financials		6,827,827

Health Care (17.4%)
Biotechnology (0.7%)
3SBio, Inc. (ADR)*	5,000	64,950
Biogen Idec, Inc.*	1,400	208,922
Devgen*	49,800	1,016,248
Grifols S.A. (ADR)*	22,827	521,141
Lexicon Pharmaceuticals, Inc.*	1,000	2,320

		1,813,581

Health Care Equipment & Supplies (1.1%)
American Medical Alert Corp.(b)*†	140,898	1,409
ArthroCare Corp.*	25,000	810,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
China Kanghui Holdings, Inc. (ADR)*	200	$6,070
Exactech, Inc.*	10,000	178,300
IRIS International, Inc.*	35,000	683,200
Smith & Nephew plc	115,000	1,269,273

		2,948,252

Health Care Providers & Services (8.2%)
AMERIGROUP Corp.*	140,000	12,800,200
Chemed Corp.	2,000	138,580
Coventry Health Care, Inc.	100,000	4,169,000
Rhoen-Klinikum AG	6,000	118,122
Sun Healthcare Group, Inc.*	1,000	8,465
Sunrise Senior Living, Inc.*	312,386	4,457,748

		21,692,115

Health Care Technology (0.2%)
Mediware Information Systems*	20,000	438,200

Life Sciences Tools & Services (0.6%)
Illumina, Inc.*	12,000	578,400
WuXi PharmaTech Cayman, Inc. (ADR)*	60,000	895,800

		1,474,200

Pharmaceuticals (6.6%)
Adolor Corp.(b)*†	40,000	20,800
Allergan, Inc.	1,200	109,896
Medicis Pharmaceutical Corp., Class A	200,000	8,654,000
Par Pharmaceutical Cos., Inc.*	175,000	8,746,500

		17,531,196

Total Health Care		45,897,544

Industrials (16.1%)
Aerospace & Defense (0.1%)
Exelis, Inc.	38,000	392,920

Air Freight & Logistics (1.9%)
Park-Ohio Holdings Corp.*	7,500	162,525
TNT Express N.V.	470,000	4,907,889

		5,070,414

Building Products (0.5%)
Fortune Brands Home & Security, Inc.*	20,000	540,200
Griffon Corp.	14,000	144,200
US Home Systems, Inc.	46,229	576,475

		1,260,875

Commercial Services & Supplies (0.1%)
Garda World Security Corp., Class A*	20,000	242,702

Construction & Engineering (1.8%)
Shaw Group, Inc.*	110,000	4,798,200

Electrical Equipment (2.8%)
Cooper Industries plc	96,000	7,205,760
SGL Carbon SE	2,000	80,161

		7,285,921

Machinery (5.2%)
CIRCOR International, Inc.	6,000	226,500
ITT Corp.	14,000	282,100
Navistar International Corp.*	26,000	548,340
Robbins & Myers, Inc.	195,000	11,622,000
Tennant Co.	6,000	256,920
Xylem, Inc.	29,000	729,350

		13,665,210

Road & Rail (3.5%)
Dollar Thrifty Automotive Group, Inc.*	100,000	8,693,000
RailAmerica, Inc.*	20,000	549,400

		9,242,400

Trading Companies & Distributors (0.2%)
Kaman Corp.	5,000	179,300
United Rentals, Inc.*	11,000	359,810

		539,110

Total Industrials		42,497,752

Information Technology (15.5%)
Communications Equipment (0.3%)
Loral Space & Communications, Inc.	10,000	711,000

Computers & Peripherals (0.1%)
Diebold, Inc.	6,000	202,260

Electronic Equipment, Instruments & Components (0.4%)
Brightpoint, Inc.*	99,681	895,136
Laird plc	40,000	145,461

		1,040,597

Internet Software & Services (0.7%)
LBi International N.V.*	1,000	3,666
Yahoo!, Inc.*	125,000	1,996,875

		2,000,541

Semiconductors & Semiconductor Equipment (1.7%)
FSI International, Inc.*	600,000	3,720,000
Lam Research Corp.*	22,500	715,162
PLX Technology, Inc.*	10,000	57,700
Ramtron International Corp.*	3,000	9,240

		4,502,102

Software (12.3%)
Ariba, Inc.*	200,000	8,960,000
Deltek, Inc.*	30,000	390,600
Kenexa Corp.*	260,000	11,915,800
Pervasive Software, Inc.*	2,000	17,200
Quest Software, Inc.*†	400,000	11,200,000

		32,483,600

Total Information Technology		40,940,100

Materials (1.0%)
Chemicals (0.0%)
Ferro Corp.*	22,000	75,460
TPC Group, Inc.*	1,000	40,810

		116,270

Construction Materials (0.4%)
Vulcan Materials Co.	25,000	1,182,500

Containers & Packaging (0.3%)
Greif, Inc., Class A	1,000	44,180
Myers Industries, Inc.	42,000	656,040

		700,220

Metals & Mining (0.3%)
Allegheny Technologies, Inc.	800	25,520
Camino Minerals Corp.*	4,000	346
Pan American Silver Corp.	30,000	643,271
Talison Lithium Ltd.*	5,000	32,906

		702,043

Total Materials		2,701,033

Telecommunication Services (3.7%)
Diversified Telecommunication Services (1.1%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	192,802
Cincinnati Bell, Inc.*	60,000	342,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Telenet Group Holding N.V.	50,000	$2,239,200

		2,774,002

Wireless Telecommunication Services (2.6%)
Millicom International Cellular S.A.	21,000	1,950,690
NII Holdings, Inc.*	24,000	188,400
Sprint Nextel Corp.*	200,000	1,104,000
Telephone & Data Systems, Inc.	30,000	768,300
U.S. Cellular Corp.*	73,000	2,856,490

		6,867,880

Total Telecommunication Services		9,641,882

Utilities (1.1%)
Electric Utilities (0.3%)
Hawaiian Electric Industries, Inc.	10,000	263,100
PNM Resources, Inc.	22,000	462,660

		725,760

Gas Utilities (0.8%)
National Fuel Gas Co.	40,000	2,161,600

Multi-Utilities (0.0%)
GDF Suez S.A.*	3,801	5

Total Utilities		2,887,365

Total Common Stocks (81.5%) (Cost $212,837,057)		214,817,804

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Forest Laboratories, Inc., expiring 12/31/49(b)*†	10,000	9,500
Sanofi S.A., expiring 12/31/20*	210,000	352,800

Total Health Care		362,300

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	320,000	3,200

Total Information Technology		3,200

Total Rights (0.1%) (Cost $450,650)		365,500

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17* (Cost $—)	38,400	134,016

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (11.4%)
U.S. Treasury Bills
0.11%, 2/14/13(p)	$30,000,000	29,987,259

Total Short-Term Investments (11.4%) (Cost $29,984,700)		29,987,259
Total Investments (93.0%) (Cost $243,272,407)		245,304,579
Other Assets Less Liabilities (7.0%)		18,354,738

Net Assets (100%)		$263,659,317

*	Non-income producing.

†	Securities (totaling $11,234,909 or 4.3% of net assets) at fair value by management.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation
Buy Currency vs. Sell Currency
U.S. Dollar vs. Canadian Dollar, expiring 10/26/12	JPMorgan Chase Bank	8,724	8,515	$8,723,581	$8,656,833	$66,748

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$27,576,802	$1,332,422	$—	$28,909,224
Consumer Staples	19,896,817	2,343,376	—	22,240,193
Energy	11,493,321	781,563	—	12,274,884
Financials	6,815,467	12,360	—	6,827,827
Health Care	43,471,692	2,403,643	22,209	45,897,544
Industrials	37,509,702	4,988,050	—	42,497,752
Information Technology	29,590,973	149,127	11,200,000	40,940,100
Materials	2,701,033	—	—	2,701,033
Telecommunication Services	7,209,880	2,432,002	—	9,641,882
Utilities	2,887,360	5	—	2,887,365
Forward Currency Contracts	—	66,748	—	66,748
Rights
Health Care	352,800	—	9,500	362,300
Information Technology	—	—	3,200	3,200
Short-Term Investments	—	29,987,259	—	29,987,259
Warrants
Energy	134,016	—	—	134,016

Total Assets	$189,639,863	$44,496,555	$11,234,909	$245,371,327

Total Liabilities	$—	$—	$—	$—

Total	$189,639,863	$44,496,555	$11,234,909	$245,371,327

(a)	A Security with a market value of $32,680 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Health Care	Investments in Common Stocks - Information Technology
Balance as of 12/31/11	$20,800	$—
Total gains or losses (realized/unrealized) included in earnings	1,409	55,711
Purchases	—	11,144,289
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$22,209	$11,200,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$1,409	$55,711

	Investments in Rights - Health Care	Investments in Rights- Information Technology
Balance as of 12/31/11	$10,909	$3,200
Total gains or losses (realized/unrealized) included in earnings	(1,409)	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$9,500	$3,200

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(1,409)	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is the quantitative information about fair value measurements as of September 30, 2012:

Investment Type	Fair value	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Health Care	$20,800	Intrinsic Value	Intrinsic Calculation	Not Applicable
Common Stocks-Health Care	1,409	Intrinsic Value	Intrinsic Calculation	Not Applicable
Common Stocks-Information Technology	11,200,000	Pending Acquisition Price	Acquisition Price	Not Applicable
Rights-Health Care	9,500	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Information Technology	3,200	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$11,234,909

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$396,580,846
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$354,026,977

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,977,612
Aggregate gross unrealized depreciation	(8,850,678)

Net unrealized appreciation	$126,934

Federal income tax cost of investments	$245,177,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.9%)
Auto Components (3.7%)
BorgWarner, Inc.*	178,000	$12,301,580
Brembo S.p.A.	410,000	4,141,202
Dana Holding Corp.	930,000	11,439,000
Federal-Mogul Corp.*	590,000	5,398,500
Gentex Corp.	75,000	1,275,750
Modine Manufacturing Co.*	745,000	5,498,100
SORL Auto Parts, Inc.*	90,096	167,579
Spartan Motors, Inc.	290,000	1,450,000
Standard Motor Products, Inc.	621,000	11,438,820
Stoneridge, Inc.*	326,000	1,620,220
Strattec Security Corp.	136,800	2,912,472
Superior Industries International, Inc.	526,035	8,989,938
Tenneco, Inc.*	540,000	15,120,000

		81,753,161

Automobiles (0.1%)
Thor Industries, Inc.	4,000	145,280
Winnebago Industries, Inc.*	90,000	1,136,700

		1,281,980

Diversified Consumer Services (0.7%)
Ascent Capital Group, Inc., Class A*	106,000	5,725,060
Cambium Learning Group, Inc.*	379,000	375,210
Corinthian Colleges, Inc.*	560,000	1,332,800
Matthews International Corp., Class A	21,000	626,220
Regis Corp.	30,000	551,400
Stewart Enterprises, Inc., Class A	282,000	2,367,390
Universal Technical Institute, Inc.	405,000	5,548,500

		16,526,580

Hotels, Restaurants & Leisure (6.2%)
Biglari Holdings, Inc.*	36,092	13,175,746
Boyd Gaming Corp.*	1,265,018	8,931,027
Canterbury Park Holding Corp.‡	217,000	2,202,550
Cheesecake Factory, Inc.	515,560	18,431,270
Churchill Downs, Inc.	310,000	19,443,200
Cracker Barrel Old Country Store, Inc.	7,887	529,297
Denny’s Corp.*	451,157	2,188,111
Dover Downs Gaming & Entertainment, Inc.	104,964	261,360
Dover Motorsports, Inc.*	520,000	722,800
Dunkin’ Brands Group, Inc.	2,500	72,988
Gaylord Entertainment Co. (REIT)*	600,000	23,718,000
International Speedway Corp., Class A	74,000	2,099,380
Krispy Kreme Doughnuts, Inc.*	225,000	1,784,250
Lakes Entertainment, Inc.*	70,000	149,100
Las Vegas Sands Corp.	262,000	12,148,940
Marcus Corp.	465,000	5,161,500
Morgans Hotel Group Co.*	200,000	1,284,000
Nathan’s Famous, Inc.*	124,522	3,916,217
Orient-Express Hotels Ltd., Class A*	307,000	2,732,300
Peet’s Coffee & Tea, Inc.*	120,000	8,800,800
Penn National Gaming, Inc.*	100,000	4,310,000
Pinnacle Entertainment, Inc.*	320,005	3,920,061
Speedway Motorsports, Inc.	54,000	831,600
Wendy’s Co.	113,000	514,150

		137,328,647

Household Durables (0.7%)
Blyth, Inc.	11,000	285,890
Cavco Industries, Inc.*	113,000	5,185,570
Harman International Industries, Inc.	158,000	7,293,280
La-Z-Boy, Inc.*	10,000	146,300
Lennar Corp., Class A	10,000	347,700
Lennar Corp., Class B	28,000	754,320
Nobility Homes, Inc.*	80,000	404,000
NVR, Inc.*	200	168,900
Skyline Corp.*	227,000	1,228,070
Toll Brothers, Inc.*	3,000	99,690

		15,913,720

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	609,900	2,274,927
Liberty Ventures*	12,000	595,680
Nutrisystem, Inc.	108,000	1,137,240

		4,007,847

Leisure Equipment & Products (0.3%)
Brunswick Corp.	60,000	1,357,800
Marine Products Corp.	340,055	2,026,728
Polaris Industries, Inc.	9,000	727,830
Universal Entertainment Corp.	90,000	1,825,602
		5,937,960
Media (4.9%)
Acme Communications, Inc.	305,000	262,300
AMC Networks, Inc., Class A*	80,000	3,481,600
Arbitron, Inc.	63,000	2,387,700
Beasley Broadcasting Group, Inc., Class A*‡	527,707	2,575,210
Belo Corp., Class A	205,000	1,605,150
Cablevision Systems Corp. - New
York Group, Class A	310,000	4,913,500
Carmike Cinemas, Inc.*	82,000	922,500
Clear Channel Outdoor Holdings, Inc., Class A*	280,071	1,674,825
Crown Media Holdings, Inc., Class A*	100,000	167,000
Cumulus Media, Inc., Class A*	5	14
Discovery Communications, Inc., Class A*	12,000	715,560
Discovery Communications, Inc., Class C*	12,000	672,480
DISH Network Corp., Class A	20,000	612,200
Emmis Communications Corp., Class A*	90,000	180,900
EW Scripps Co., Class A*	365,000	3,887,250
Fisher Communications, Inc.*	336,100	12,355,036
Global Sources Ltd.*	314,900	2,065,744
Gray Television, Inc.*	780,000	1,778,400
Grupo Televisa S.A.B. (ADR)	110,000	2,586,100
Il Sole 24 Ore S.p.A.*	570,000	444,248
Imax Corp.*	40,000	796,400
Interpublic Group of Cos., Inc.	900,000	10,008,000
Journal Communications, Inc., Class A*	1,210,078	6,292,406
LIN TV Corp., Class A*	445,131	1,958,576
Live Nation Entertainment, Inc.*	1,200,033	10,332,284
Madison Square Garden Co., Class A*	580,000	23,356,600
Martha Stewart Living Omnimedia, Inc., Class A	230,000	706,100
MDC Partners, Inc., Class A	7,000	86,380
Media General, Inc., Class A*	1,050,000	5,439,000
Meredith Corp.	60,000	2,100,000
Salem Communications Corp., Class A	655,001	3,432,205
Sinclair Broadcast Group, Inc., Class A	195,000	2,185,950

		109,981,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	573,000	$5,443,500

Specialty Retail (5.6%)
Aaron’s, Inc.	210,550	5,855,395
AutoNation, Inc.*	470,000	20,524,900
Barnes & Noble, Inc.*	40,000	511,200
Bed Bath & Beyond, Inc.*	98,000	6,174,000
Best Buy Co., Inc.	3,200	55,008
Big 5 Sporting Goods Corp.	215,035	2,139,598
Bowlin Travel Centers, Inc.*	76,000	99,560
Coldwater Creek, Inc.*	370,000	307,100
Collective Brands, Inc.*	200,000	4,342,000
Monro Muffler Brake, Inc.	65,000	2,287,350
Orchard Supply Hardware Stores Corp., Class A*	4,000	57,920
O’Reilly Automotive, Inc.*	289,000	24,166,180
Penske Automotive Group, Inc.	490,000	14,744,100
PEP Boys-Manny, Moe & Jack	672,000	6,840,960
Pier 1 Imports, Inc.	384,820	7,211,527
Sally Beauty Holdings, Inc.*	519,000	13,021,710
Teavana Holdings, Inc.*	6,000	78,240
Tractor Supply Co.	162,500	16,069,625

		124,486,373

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.*	105,000	3,347,400
Movado Group, Inc.	63,000	2,124,360
Wolverine World Wide, Inc.	25,000	1,109,250

		6,581,010

Total Consumer Discretionary		509,242,396

Consumer Staples (8.7%)
Beverages (0.6%)
Boston Beer Co., Inc., Class A*	76,500	8,565,705
Brown-Forman Corp., Class A	45,000	2,812,950
Brown-Forman Corp., Class B	4,537	296,039
Davide Campari-Milano S.p.A.	335,000	2,634,610

		14,309,304

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	286,000	16,342,040
Ingles Markets, Inc., Class A‡	715,000	11,690,250
United Natural Foods, Inc.*	93,000	5,435,850
Village Super Market, Inc., Class A	99,087	3,642,438
Weis Markets, Inc.	66,500	2,814,945

		39,925,523

Food Products (3.8%)
Annie’s, Inc.*	400	17,936
Bull-Dog Sauce Co., Ltd.	40,000	84,059
Dean Foods Co.*	50,000	817,500
Diamond Foods, Inc.	146,000	2,747,720
Flowers Foods, Inc.	44,000	887,920
Griffin Land & Nurseries, Inc.‡	302,067	10,188,720
Hain Celestial Group, Inc.*	220,000	13,860,000
Ingredion, Inc.	120,000	6,619,200
J&J Snack Foods Corp.	50,000	2,866,500
John B. Sanfilippo & Son, Inc.*	20,000	260,400
Lifeway Foods, Inc.	245,000	2,327,500
Post Holdings, Inc.*	140,000	4,208,400
Ralcorp Holdings, Inc.*	54,000	3,942,000
Rock Field Co., Ltd.	200,000	3,800,615
Smart Balance, Inc.*	568,086	6,862,479
Snyders-Lance, Inc.	549,833	13,745,825
Tootsie Roll Industries, Inc.	390,051	10,523,576

		83,760,350

Household Products (0.9%)
Church & Dwight Co., Inc.	79,000	4,265,210
Energizer Holdings, Inc.	31,000	2,312,910
Katy Industries, Inc.*†‡	475,000	213,750
Oil-Dri Corp. of America‡	450,658	10,428,226
WD-40 Co	45,000	2,368,800

		19,588,896

Personal Products (1.6%)
Elizabeth Arden, Inc.*	16,000	755,840
Revlon, Inc., Class A*	22,000	339,680
Schiff Nutrition International, Inc.*‡	1,278,000	30,914,820
United-Guardian, Inc.	152,000	2,872,800

		34,883,140

Total Consumer Staples		192,467,213

Energy (3.1%)
Energy Equipment & Services (3.1%)
Key Energy Services, Inc.*	90,000	630,000
Lufkin Industries, Inc.	338,000	18,191,160
Oceaneering International, Inc.	120,000	6,630,000
Rowan Cos., plc, Class A*	215,000	7,260,550
RPC, Inc.	2,490,000	29,606,100
Steel Excel, Inc.*	225,000	5,681,250
Union Drilling, Inc.*	135,000	876,150

		68,875,210

Oil, Gas & Consumable Fuels (0.0%)
Black Ridge Oil and Gas, Inc.*	45,503	15,926
Clean Energy Fuels Corp.*	10,000	131,700
Emerald Oil, Inc.*	45,503	37,768
Genesis Energy LP	20,000	672,600

		857,994

Total Energy		69,733,204

Financials (4.5%)
Capital Markets (3.0%)
Artio Global Investors, Inc.	90,000	268,200
BKF Capital Group, Inc.*	51,800	53,354
Calamos Asset Management, Inc., Class A	110,000	1,280,400
Charles Schwab Corp.	225,000	2,877,750
Cohen & Steers, Inc.	352,021	10,426,862
Duff & Phelps Corp., Class A	90,000	1,224,900
Epoch Holding Corp.	470,000	10,857,000
GAM Holding AG*	270,000	3,516,746
Investment Technology Group, Inc.*	16,000	139,200
Janus Capital Group, Inc.	1,238,591	11,692,299
KBW, Inc.	303,000	4,990,410
KKR & Co. (Guernsey) LP	150,000	2,266,500
Legg Mason, Inc.	30,000	740,400
Medallion Financial Corp.	80,000	944,800
Pzena Investment Management, Inc., Class A	12,056	62,812
SWS Group, Inc.*	430,028	2,627,471
Waddell & Reed Financial, Inc., Class A	359,000	11,764,430

		65,733,534

Commercial Banks (0.9%)
BBCN Bancorp, Inc.*	575,000	7,250,750
Fidelity Southern Corp.	28,377	268,447
First Niagara Financial Group, Inc.	860,000	6,957,400
Hudson Valley Holding Corp.	118,000	2,011,900
Sterling Bancorp/New York	310,000	3,075,200

		19,563,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.1%)
Alleghany Corp.*	3,395	$1,171,071
Argo Group International Holdings Ltd.	68,000	2,202,520

		3,373,591

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	3,500	380,205

Real Estate Management & Development (0.3%)
Capital Properties, Inc., Class A	15,060	128,010
Capital Properties, Inc., Class B(b)†	7,800	66,300
St. Joe Co.*	225,000	4,387,500
Tejon Ranch Co.*	54,000	1,622,160

		6,203,970

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	12,500	149,500
Crazy Woman Creek Bancorp, Inc.*	14,500	108,895
Flushing Financial Corp.	310,000	4,898,000

		5,156,395

Total Financials		100,411,392

Health Care (6.1%)
Biotechnology (0.3%)
Cepheid, Inc.*	212,000	7,316,120
Lexicon Pharmaceuticals, Inc.*	20,000	46,400

		7,362,520

Health Care Equipment & Supplies (3.5%)
Alere, Inc.*	10,000	194,900
Align Technology, Inc.*	32,000	1,183,040
AngioDynamics, Inc.*	165,032	2,013,390
ArthroCare Corp.*	169,000	5,475,600
Biolase, Inc.*	130,003	222,305
Cantel Medical Corp.	120,091	3,252,064
CONMED Corp.	80,000	2,280,000
Cooper Cos., Inc.	54,000	5,100,840
Cutera, Inc.*	530,000	3,959,100
Cynosure, Inc., Class A*	24,000	633,120
DENTSPLY International, Inc.	6,000	228,840
DexCom, Inc.*	55,000	826,650
DGT Holdings Corp.*	11,000	141,350
Exactech, Inc.*	218,018	3,887,261
Greatbatch, Inc.*	168,000	4,087,440
ICU Medical, Inc.*	18,833	1,139,020
IRIS International, Inc.*	434,000	8,471,680
MAKO Surgical Corp.*	86,000	1,497,260
Meridian Bioscience, Inc.	65,000	1,246,700
Neogen Corp.*	11,000	469,700
NuVasive, Inc.*	17,000	389,470
Orthofix International N.V.*	56,000	2,506,000
Palomar Medical Technologies, Inc.*	190,000	1,793,600
Quidel Corp.*	528,091	9,996,763
Rochester Medical Corp.*	170,000	2,007,700
STERIS Corp.	83,000	2,944,010
SurModics, Inc.*	1,937	39,166
Syneron Medical Ltd.*	30,000	292,500
Vascular Solutions, Inc.*	230,000	3,406,300
Wright Medical Group, Inc.*	210,000	4,643,100
Young Innovations, Inc.	60,000	2,346,000

		76,674,869

Health Care Providers & Services (1.7%)
Bio-Reference Labs, Inc.*	28,000	800,240
Chemed Corp.	273,000	18,916,170
Gentiva Health Services, Inc.*	566,000	6,407,120
Henry Schein, Inc.*	10,000	792,700
Metropolitan Health Networks, Inc.*	3,000	28,020
MWI Veterinary Supply, Inc.*	30,000	3,200,400
Owens & Minor, Inc.	125,000	3,735,000
Patterson Cos., Inc.	55,000	1,883,200
PSS World Medical, Inc.*	58,000	1,321,240
Sun Healthcare Group, Inc.*	2,000	16,930

		37,101,020

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	21,000	2,241,120
Life Technologies Corp.*	20,000	977,600

		3,218,720

Pharmaceuticals (0.5%)
Allergan, Inc.	33,000	3,022,140
Heska Corp.	38,035	343,076
Pain Therapeutics, Inc.*	490,000	2,474,500
Par Pharmaceutical Cos., Inc.*	120,000	5,997,600

		11,837,316

Total Health Care		136,194,445

Industrials (25.3%)
Aerospace & Defense (3.2%)
AAR Corp.	75,000	1,231,500
Astronics Corp.*	10,000	308,000
Astronics Corp., Class B*	3,600	109,800
Curtiss-Wright Corp.	870,000	28,449,000
Ducommun, Inc.*	80,000	1,088,000
GenCorp, Inc.*	1,110,451	10,538,180
HEICO Corp.	50,000	1,934,500
Innovative Solutions & Support, Inc.*	80,000	318,400
Moog, Inc., Class A*	60,000	2,272,200
Moog, Inc., Class B*	30,900	1,180,689
Precision Castparts Corp.	101,500	16,579,010
Textron, Inc.	287,000	7,510,790

		71,520,069

Air Freight & Logistics (0.5%)
Park-Ohio Holdings Corp.*	495,200	10,730,984

Building Products (0.7%)
A.O. Smith Corp.	20,000	1,150,800
Fortune Brands Home & Security, Inc.*	20,000	540,200
Griffon Corp.	1,285,000	13,235,500
Nortek, Inc.*	7,000	383,110

		15,309,610

Commercial Services & Supplies (3.3%)
ACCO Brands Corp.*	190,000	1,233,100
Brink’s Co.	550,000	14,129,500
Casella Waste Systems, Inc., Class A*	175,081	749,346
Covanta Holding Corp.	220,000	3,775,200
Garda World Security Corp., Class A*	300,000	3,640,525
KAR Auction Services, Inc.*	500,000	9,870,000
Loomis AB, Class B	345,000	4,897,584
McGrath RentCorp	26,000	678,340
Republic Services, Inc.	390,000	10,728,900
Rollins, Inc.	650,000	15,203,500
Tyco International Ltd.	133,000	7,482,580
Waste Connections, Inc.	22,500	680,625

		73,069,200

Construction & Engineering (0.7%)
Aegion Corp.*	76,000	1,456,160
Furmanite Corp.*	580,000	3,294,400
Layne Christensen Co.*	500,000	9,805,000

		14,555,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (2.4%)
AMETEK, Inc.	398,000	$14,109,100
AZZ, Inc.	10,000	379,800
Belden, Inc.	38,000	1,401,440
Franklin Electric Co., Inc.	130,000	7,863,700
Global Power Equipment Group, Inc.	15,000	277,350
GrafTech International Ltd.*	1,600,000	14,384,000
Magnetek, Inc.*	84,000	945,840
Rockwell Automation, Inc.	112,000	7,789,600
Roper Industries, Inc.	40,000	4,395,600
SL Industries, Inc.*	170,100	2,415,420

		53,961,850

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	48,500	1,427,355
Standex International Corp.	119,000	5,289,550

		6,716,905

Machinery (10.3%)
Albany International Corp., Class A	73,000	1,603,810
American Railcar Industries, Inc.*	20,000	566,800
Ampco-Pittsburgh Corp.	323,000	5,959,350
Astec Industries, Inc.*	168,400	5,323,124
CIRCOR International, Inc.	527,000	19,894,250
CLARCOR, Inc.	351,000	15,665,130
CNH Global N.V.*	717,000	27,798,090
Columbus McKinnon Corp.*	8,000	120,880
Crane Co.	607,000	24,237,510
Donaldson Co., Inc.	224,000	7,775,040
Eastern Co.	25,000	468,500
Federal Signal Corp.*	130,000	821,600
Flowserve Corp.	34,000	4,343,160
Gorman-Rupp Co.	250,038	6,751,026
Graco, Inc.	152,000	7,642,560
Greenbrier Cos., Inc.*	115,000	1,856,100
IDEX Corp.	153,000	6,390,810
Interpump Group S.p.A.	350,000	2,597,407
Kaydon Corp.	70,000	1,563,800
Kennametal, Inc.	49,500	1,835,460
Key Technology, Inc.*	65,000	624,000
L.S. Starrett Co., Class A	216,058	2,780,666
Lincoln Electric Holdings, Inc.	116,000	4,529,800
Lindsay Corp.	77,000	5,541,690
Lydall, Inc.*	55,000	774,950
Met-Pro Corp.	121,000	1,082,950
Middleby Corp.*	1,000	115,640
Mueller Industries, Inc.	63,533	2,888,846
Mueller Water Products, Inc., Class A	157,000	769,300
Navistar International Corp.*	590,000	12,443,100
Nordson Corp.	40,000	2,344,800
Robbins & Myers, Inc.	198,000	11,800,800
Tennant Co.	330,000	14,130,600
Terex Corp.*	85,000	1,919,300
Toro Co.	25,000	994,500
Trinity Industries, Inc.	85,500	2,562,435
Twin Disc, Inc.	74,000	1,324,600
Valmont Industries, Inc.	10,000	1,315,000
Watts Water Technologies, Inc., Class A	378,594	14,322,211
Woodward, Inc.	98,000	3,330,040

		228,809,635

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	147,072	2,013,416
RailAmerica, Inc.*	44,000	1,208,680

		3,222,096

Trading Companies & Distributors (3.4%)
GATX Corp.	855,025	36,287,261
Kaman Corp.	748,072	26,825,862
Lawson Products, Inc.	5,000	34,600
National Patent Development Corp.*	262,000	720,500
Rush Enterprises, Inc., Class B*	519,021	8,724,743
United Rentals, Inc.*	80,000	2,616,800

		75,209,766

Transportation Infrastructure (0.4%)
BBA Aviation plc	1,850,102	5,900,401
Macquarie Infrastructure Co. LLC	100,000	4,148,000

		10,048,401

Total Industrials		563,154,076

Information Technology (6.6%)
Communications Equipment (0.4%)
Bel Fuse, Inc., Class A	93,000	1,625,640
Communications Systems, Inc.	140,000	1,579,200
EchoStar Corp., Class A*	30,000	859,800
Emulex Corp.*	41,000	295,610
Ixia*	4,000	64,280
Loral Space & Communications, Inc.	18,000	1,279,800
Plantronics, Inc.	45,000	1,589,850
Riverbed Technology, Inc.*	16,000	372,320
Sycamore Networks, Inc.*	95,000	1,463,000

		9,129,500

Computers & Peripherals (1.9%)
Diebold, Inc.	588,000	19,821,480
Intermec, Inc.*	1,360,000	8,445,600
NCR Corp.*	380,000	8,857,800
Quantum Corp.*	80,000	128,800
Stratasys, Inc.*	68,000	3,699,200
TransAct Technologies, Inc.*	93,800	680,988

		41,633,868

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.	6,000	344,760
Badger Meter, Inc.	57,000	2,074,230
Brightpoint, Inc.*	25,000	224,500
CTS Corp.	942,301	9,488,971
Daktronics, Inc.	115,000	1,093,650
Itron, Inc.*	70,000	3,020,500
Kemet Corp.*	55,000	242,000
Littelfuse, Inc.	125,000	7,067,500
Mercury Computer Systems, Inc.*	36,000	382,320
Methode Electronics, Inc.	215,000	2,087,650
MOCON, Inc.	8,000	118,560
Park Electrochemical Corp.	580,000	14,401,400
Rofin-Sinar Technologies, Inc.*	150,000	2,959,500
Trans-Lux Corp.*	70,300	22,496
Zygo Corp.*	300,000	5,487,000

		49,015,037

Internet Software & Services (0.5%)
AOL, Inc.*	7,000	246,610
EarthLink, Inc.	400,000	2,848,000
Internap Network Services Corp.*	330,010	2,326,571
Stamps.com, Inc.*	82,000	1,897,480
ValueClick, Inc.*	171,000	2,939,490

		10,258,151

IT Services (0.1%)
Edgewater Technology, Inc.*‡	716,000	2,799,560
ModusLink Global Solutions, Inc.*	140,000	516,600

		3,316,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Office Electronics (0.3%)
Zebra Technologies Corp., Class A*	190,000	$7,132,600

Semiconductors & Semiconductor Equipment (0.3%)
Cypress Semiconductor Corp.*	381,000	4,084,320
FSI International, Inc.*	5,000	31,000
MoSys, Inc.*	10,000	40,400
Sevcon, Inc.*‡	532,039	2,447,379

		6,603,099

Software (0.9%)
FalconStor Software, Inc.*	370,000	869,500
GSE Systems, Inc.*	30,000	61,200
Guidance Software, Inc.*	20,000	225,200
Mentor Graphics Corp.*	110,000	1,702,800
Take-Two Interactive Software, Inc.*	420,000	4,380,600
TiVo, Inc.*	418,000	4,359,740
Tyler Technologies, Inc.*	174,951	7,701,343

		19,300,383

Total Information Technology		146,388,798

Materials (8.7%)
Chemicals (5.9%)
A. Schulman, Inc.	25,000	595,500
Airgas, Inc.	2,000	164,600
Albemarle Corp.	25,000	1,317,000
Ashland, Inc.	115,000	8,234,000
Chemtura Corp.*	648,000	11,158,560
Core Molding Technologies, Inc.*	315,000	2,302,650
Cytec Industries, Inc.	6,000	393,120
Ferro Corp.*	2,380,000	8,163,400
FMC Corp.	20,000	1,107,600
Georgia Gulf Corp.	18,500	670,070
H.B. Fuller Co.	330,000	10,124,400
Hawkins, Inc.	10,000	415,500
Huntsman Corp.	540,985	8,076,906
Material Sciences Corp.*	15,000	137,100
Minerals Technologies, Inc.	50,000	3,546,500
NewMarket Corp.	67,000	16,514,160
Olin Corp.	130,000	2,824,900
OMNOVA Solutions, Inc.*	610,000	4,617,700
Penford Corp.*	17,000	127,160
Quaker Chemical Corp.	5,000	233,350
Rockwood Holdings, Inc.	100,000	4,660,000
Scotts Miracle-Gro Co., Class A	83,000	3,608,010
Sensient Technologies Corp.	320,000	11,763,200
Tredegar Corp.	955,026	16,942,161
Zep, Inc.	830,000	12,549,600

		130,247,147

Construction Materials (0.2%)
Texas Industries, Inc.*	124,500	5,060,925

Containers & Packaging (1.4%)
Greif, Inc., Class A	144,000	6,361,920
Greif, Inc., Class B	1,000	49,460
Myers Industries, Inc.	1,280,575	20,002,582
Sonoco Products Co.	155,000	4,803,450

		31,217,412

Metals & Mining (0.9%)
Barrick Gold Corp.	20,000	835,200
Century Aluminum Co.*	80,000	572,000
Handy & Harman Ltd.*	321,000	4,744,380
Haynes International, Inc.	21,500	1,121,225
Kinross Gold Corp.	20,000	204,200
Lynas Corp., Ltd.*	250,000	204,867
Materion Corp.	486,000	11,566,800
Molycorp, Inc.*	102,000	1,173,000

		20,421,672

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.*	560,000	7,000,000
Schweitzer-Mauduit International, Inc.	6,000	197,940

		7,197,940

Total Materials		194,145,096

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.3%)
Cincinnati Bell, Inc.*	4,275,319	24,369,318
HickoryTech Corp.	56,000	592,480
New Ulm Telecom, Inc.	33,000	214,500
Primus Telecommunications Group, Inc.	1,000	15,270
Verizon Communications, Inc.	80,000	3,645,600

		28,837,168

Wireless Telecommunication Services (0.8%)
NII Holdings, Inc.*	80,000	628,000
Rogers Communications, Inc., Class B	200,000	8,080,000
Shenandoah Telecommunications Co.	14,000	246,400
U.S. Cellular Corp.*	101,000	3,952,130
VimpelCom Ltd. (ADR)	300,000	3,570,000

		16,476,530

Total Telecommunication Services		45,313,698

Utilities (8.4%)
Electric Utilities (3.8%)
El Paso Electric Co.	734,000	25,139,500
FirstEnergy Corp.	10,000	441,000
Great Plains Energy, Inc.	480,000	10,684,800
Otter Tail Corp.	285,000	6,800,100
PNM Resources, Inc.	1,300,000	27,339,000
UNS Energy Corp.	130,000	5,441,800
Westar Energy, Inc.	280,000	8,304,800

		84,151,000

Gas Utilities (2.0%)
Chesapeake Utilities Corp.	8,000	378,880
National Fuel Gas Co.	179,000	9,673,160
ONEOK, Inc.	172,000	8,309,320
Southwest Gas Corp.	580,000	25,636,000

		43,997,360

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	240,000	2,632,800
Ormat Technologies, Inc.	90,000	1,687,500

		4,320,300

Multi-Utilities (2.2%)
Black Hills Corp.	466,000	16,575,620
CH Energy Group, Inc.	261,082	17,025,157
NorthWestern Corp.	400,000	14,492,000

		48,092,777

Water Utilities (0.2%)
Cadiz, Inc.*	4,000	38,840
SJW Corp.	186,016	4,717,366
York Water Co.	54,000	990,360

		5,746,566

Total Utilities		186,308,003

Total Common Stocks (96.4%) (Cost $1,557,431,428)		2,143,358,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc.
12.750%	1,000	$5,550

Total Preferred Stock (0.0%) (Cost $6,528)		5,550

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Sanofi S.A., expiring 12/31/20*	870,000	1,461,600

Total Health Care		1,461,600

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	490,000	4,900

Total Information Technology		4,900

Total Rights (0.1%) (Cost $1,897,743)		1,466,500

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14*	4,531	136

Media (0.0%)
SearchMedia Holdings Ltd., expiring 11/19/12*	100,000	4,490

Specialty Retail (0.0%)
Talbots, Inc., expiring 4/6/15*†	300,000	30

Total Warrants (0.0%) (Cost $1,163,514)		4,656

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (3.1%)
U.S. Treasury Bills
0.08%, 11/15/12(p)	$15,000,000	14,998,425
0.10%, 12/27/12(p)	20,000,000	19,995,170
0.11%, 2/7/13(p)	35,000,000	34,986,528

Total Government Securities		69,980,123

Total Short-Term Investments (3.1%) (Cost $69,972,567)		69,980,123

Total Investments (99.6%) (Cost $1,630,471,780)		2,214,815,150
Other Assets Less Liabilities (0.4%)		9,329,205

Net Assets (100%)		$2,224,144,355

*	Non-income producing.

†	Securities (totaling $284,980 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$1,611,600	$—	$—	$2,575,210	$—	$—
Canterbury Park Holding Corp.	2,875,053	20,383	11,117	2,202,550	54,252	(121)
Edgewater Technology, Inc.	1,897,679	100,885	—	2,799,560	—	—
Griffin Land & Nurseries, Inc.	7,938,582	60,485	—	10,188,720	—	—
Ingles Markets, Inc., Class A	10,617,300	166,143	—	11,690,250	350,625	—
Katy Industries, Inc.	90,230	—	8,869	213,750	—	(2,346)
Oil-Dri Corp. of America	8,990,669	134,057	—	10,428,226	233,662	—
Schiff Nutrition International, Inc.	13,696,000	—	30,102	30,914,820	—	9,715
Sevcon, Inc.	2,340,000	181,997	—	2,447,379	—	—
Sonesta International Hotels Corp., Class A*	10,923,060	—	9,469,767	—	—	1,560,033

	$60,980,173	$663,950	$9,519,855	$73,460,465	$638,539	$1,567,281

*	Not affiliated as of September 30, 2012.

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$496,950,462	$12,291,934	$—	$509,242,396
Consumer Staples	182,861,379	9,392,084	213,750	192,467,213
Energy	69,733,204	—	—	69,733,204
Financials	96,666,097	3,678,995	66,300	100,411,392
Health Care	136,053,095	141,350	—	136,194,445
Industrials	545,830,779	17,323,297	—	563,154,076
Information Technology	141,612,295	4,776,503	—	146,388,798
Materials	193,940,229	204,867	—	194,145,096
Telecommunication Services	45,099,198	214,500	—	45,313,698
Utilities	186,308,003	—	—	186,308,003
Preferred Stocks
Consumer Staples	—	5,550	—	5,550
Rights
Health Care	1,461,600	—	—	1,461,600
Information Technology	—	—	4,900	4,900
Short-Term Investments	—	69,980,123	—	69,980,123
Warrants
Consumer Discretionary	—	4,626	30	4,656

Total Assets	$2,096,516,341	$118,013,829	$284,980	$2,214,815,150

Total Liabilities	$—	$—	$—	$—

Total	$2,096,516,341	$118,013,829	$284,980	$2,214,815,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

(a) Securities with a market value of $9,235,863 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b) Securities with a market value of $6,498,726 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Financials	Investments in Common Stocks- Consumer Staples	Investments in Rights- Information Technology	Investments in Warrants- Consumer Discretionary
Balance as of 12/31/11	$62,166	$—	$4,900	$—
Total gains or losses (realized/unrealized) included in earnings	4,134	130,043	—	(6,226)
Purchases	—	—	—	—
Sales	—	(6,523)	—	(569)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	90,230	—	6,825
Transfers out of Level 3	—	—	—	—

Balance as of 9/30/12	$66,300	$213,750	$4,900	$30

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$4,134	$123,803	$—	$(6,270)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$148,760,908
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$164,188,147

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$727,431,266
Aggregate gross unrealized depreciation	(157,805,561)

Net unrealized appreciation	$569,625,705

Federal income tax cost of investments	$1,645,189,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (2.4%)
Australia Government Bond
3.000%, 9/20/25	AUD	7,500,000	$10,982,984
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14		$500,000	537,091
6.500%, 4/1/19		250,000	318,127
2.875%, 2/24/22		250,000	259,114
National Australia Bank Ltd./New York
1.600%, 8/7/15		250,000	252,151
Queensland Treasury Corp.
6.250%, 2/21/20	AUD	3,025,000	3,611,563
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$400,000	545,848
Telstra Corp., Ltd.
3.750%, 5/16/22	EUR	1,200,000	1,701,182
Westpac Banking Corp.
3.000%, 8/4/15		$500,000	526,089
4.625%, 6/1/18		100,000	106,633

Total Australia			18,840,782

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		100,000	108,790
4.875%, 2/16/16		200,000	225,326

Total Austria			334,116

Bermuda (0.2%)
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		200,000	245,735
Novartis Securities Investment Ltd.
5.125%, 2/10/19		250,000	301,700
Qtel International Finance Ltd.
4.750%, 2/16/21(b)(m)		600,000	661,500
Weatherford International Ltd.
5.500%, 2/15/16		125,000	137,856
9.625%, 3/1/19		150,000	197,329

Total Bermuda			1,544,120

Brazil (1.1%)
Embraer S.A.
5.150%, 6/15/22		75,000	80,488
Federative Republic of Brazil
8.000%, 1/15/18		886,111	1,050,928
5.875%, 1/15/19		445,000	551,800
8.500%, 1/5/24	BRL	12,050,000	6,984,215

Total Brazil			8,667,431

Canada (5.6%)
Agrium, Inc.
3.150%, 10/1/22		$50,000	50,051
Bank of Montreal
1.750%, 4/29/14		400,000	407,263
Bank of Nova Scotia
3.400%, 1/22/15		500,000	531,479
2.900%, 3/29/16		300,000	319,968
Barrick Gold Finance Co.
4.875%, 11/15/14		750,000	808,050
Canada Housing Trust No. 1
3.350%, 12/15/20(b)§	CAD	11,075,000	12,409,948
Canadian Government Bond
2.500%, 9/1/13		12,800,000	13,189,429
2.375%, 9/10/14		$655,000	681,655
Canadian National Railway Co.
5.550%, 5/15/18		252,000	303,484
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	109,278
5.700%, 5/15/17		100,000	119,102
Cenovus Energy, Inc.
5.700%, 10/15/19		345,000	422,569
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		600,000	709,851
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	643,065
Hydro-Quebec
2.000%, 6/30/16		300,000	313,367
8.400%, 1/15/22		200,000	290,570
Manulife Financial Corp.
3.400%, 9/17/15		350,000	362,501
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		550,000	599,226
Province of New Brunswick
2.750%, 6/15/18		100,000	107,569
Province of Nova Scotia
5.125%, 1/26/17		500,000	583,725
Province of Ontario
1.375%, 1/27/14		1,500,000	1,519,056
4.100%, 6/16/14		1,445,000	1,535,162
4.500%, 2/3/15		400,000	437,081
2.700%, 6/16/15		250,000	264,219
6.250%, 6/16/15	NZD	4,800,000	4,260,902
4.750%, 1/19/16		$200,000	226,471
Province of Quebec
4.600%, 5/26/15		200,000	220,981
Rogers Communications, Inc.
6.800%, 8/15/18		200,000	252,888
Royal Bank of Canada
2.625%, 12/15/15		400,000	423,479
Suncor Energy, Inc.
6.100%, 6/1/18		200,000	246,347
Teck Resources Ltd.
3.850%, 8/15/17		50,000	53,625
4.500%, 1/15/21		200,000	208,000
Thomson Reuters Corp.
5.700%, 10/1/14		750,000	819,843
Toronto-Dominion Bank
1.375%, 7/14/14		225,000	228,781
TransCanada PipeLines Ltd.
3.800%, 10/1/20		300,000	335,905

Total Canada			43,994,890

Cayman Islands (0.7%)
IPIC GMTN Ltd.
5.000%, 11/15/20(b)§		750,000	820,260
Noble Holding International Ltd.
4.625%, 3/1/21		200,000	221,442
Petrobras International Finance Co.
3.875%, 1/27/16		250,000	263,463
7.875%, 3/15/19		450,000	563,377
5.750%, 1/20/20		1,280,000	1,453,338
5.375%, 1/27/21		350,000	393,197
Sable International Finance Ltd.
7.750%, 2/15/17(m)		500,000	523,750
Transocean, Inc.
4.950%, 11/15/15		500,000	546,899
Vale Overseas Ltd.
6.250%, 1/11/16		500,000	563,565
4.375%, 1/11/22		100,000	104,523

Total Cayman Islands			5,453,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		$175,000	$224,437
Republic of Colombia
7.375%, 3/18/19		400,000	529,000

Total Colombia			753,437

Czech Republic (0.9%)
Czech Republic Government Bond
3.850%, 9/29/21	CZK	116,450,000	6,728,757

France (0.9%)
BNP Paribas S.A.
5.000%, 1/15/21		$350,000	384,337
Casino Guichard Perrachon S.A.
4.726%, 5/26/21	EUR	1,600,000	2,289,902
France Telecom S.A.
4.375%, 7/8/14		$500,000	527,739
Pernod-Ricard S.A.
5.000%, 3/15/17	EUR	1,000,000	1,450,531
Sanofi S.A.
1.625%, 3/28/14		$350,000	356,052
4.000%, 3/29/21		250,000	284,752
Total Capital S.A.
3.125%, 10/2/15		150,000	161,011
4.450%, 6/24/20		200,000	233,551
Veolia Environnement S.A.
4.375%, 1/16/17	EUR	1,000,000	1,435,979

Total France			7,123,854

Germany (1.6%)
Deutsche Bank AG/London
6.000%, 9/1/17		$400,000	476,973
Dexia Kommunalbank Deutschland AG
3.500%, 6/5/14	EUR	2,500,000	3,337,050
KfW
1.375%, 1/13/14		$1,000,000	1,010,707
3.500%, 3/10/14		1,600,000	1,668,216
1.500%, 4/4/14		500,000	508,227
4.125%, 10/15/14		400,000	431,207
1.250%, 2/15/17		500,000	509,210
6.250%, 12/4/19	AUD	2,250,000	2,651,614
2.750%, 9/8/20		$1,500,000	1,613,974
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		300,000	314,664
5.125%, 2/1/17		150,000	176,788

Total Germany			12,698,630

Hungary (0.9%)
Republic of Hungary
6.750%, 2/12/13	HUF	1,525,000,000	6,876,584
Ireland (0.3%)
GE Capital European Funding
4.125%, 10/27/16	EUR	1,432,000	2,018,314
XL Group plc
5.250%, 9/15/14		$400,000	426,015

Total Ireland			2,444,329

Italy (2.1%)
Italy Buoni Poliennali Del Tesoro
4.250%, 2/1/19	EUR	965,000	1,239,143
Republic of Italy
4.750%, 1/25/16		$200,000	206,597
5.250%, 9/20/16		650,000	676,618
4.000%, 2/1/17	EUR	7,800,000	10,159,909
3.750%, 8/1/21	EUR	3,600,000	4,283,241

Total Italy			16,565,508

Japan (3.5%)
Japan Finance Corp.
2.500%, 1/21/16		$200,000	211,130
2.500%, 5/18/16		300,000	317,775
Japan Government Ten Year Bond
1.000%, 9/20/21	JPY	1,430,000,000	18,875,835
Japan Government Thirty Year Bond
2.000%, 9/20/41		543,000,000	7,155,444
Nomura Holdings, Inc.
5.000%, 3/4/15		$175,000	184,798
6.700%, 3/4/20		250,000	289,073
ORIX Corp.
5.000%, 1/12/16		125,000	135,103

Total Japan			27,169,158

Luxembourg (0.7%)
Aguila 3 S.A.
7.875%, 1/31/18(m)		327,000	343,350
ArcelorMittal S.A.
4.000%, 3/1/16		50,000	49,375
6.125%, 6/1/18		495,000	491,287
6.500%, 2/25/22		1,300,000	1,277,250
Covidien International Finance S.A.
6.000%, 10/15/17		250,000	306,109
Fiat Industrial Finance Europe S.A.
6.250%, 3/9/18	EUR	400,000	542,291
Sunrise Communications International S.A.
7.000%, 12/31/17(b)§		100,000	137,308
Telecom Italia Capital S.A.
5.250%, 10/1/15		$600,000	631,923
Telenet Finance V Luxembourg S.C.A.
6.250%, 8/15/22(b)§	EUR	450,000	584,055
Tyco Electronics Group S.A.
6.550%, 10/1/17		$200,000	240,705
Zinc Capital S.A.
8.875%, 5/15/18(b)(m)	EUR	400,000	502,455

Total Luxembourg			5,106,108

Malaysia (0.9%)
Malaysia Government Bond
4.262%, 9/15/16	MYR	19,650,000	6,662,292

Mexico (1.4%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	110,761
5.000%, 3/30/20		300,000	348,933
3.000%, 7/12/21	EUR	1,400,000	1,833,253
United Mexican States
5.625%, 1/15/17		$750,000	876,750
5.125%, 1/15/20		400,000	478,000
8.500%, 11/18/38	MXN	77,600,000	7,569,996

Total Mexico			11,217,693

Netherlands (2.1%)
ABN Amro Bank N.V.
4.250%, 2/2/17(b)§		$1,200,000	1,281,631
Bank Nederlandse Gemeenten
2.875%, 1/15/15	EUR	2,580,000	3,500,032
BMW Finance N.V.
4.000%, 9/17/14		1,600,000	2,183,498
British American Tobacco Holdings B.V.
4.875%, 2/24/21		1,350,000	2,062,957
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14		$200,000	213,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
4.250%, 7/13/22	EUR	1,250,000	$1,845,282
Diageo Finance B.V.
5.300%, 10/28/15		$150,000	170,561
E.ON International Finance B.V.
5.750%, 5/7/20	EUR	824,000	1,348,631
HeidelbergCement Finance B.V.
8.500%, 10/31/19		360,000	543,576
Koninklijke Philips Electronics N.V.
3.750%, 3/15/22		$250,000	271,847
MDC-GMTN B.V.
5.500%, 4/20/21(b)§		850,000	977,500
Rabobank Nederland N.V.
1.850%, 1/10/14		175,000	177,507
3.875%, 2/8/22		500,000	532,111
Shell International Finance B.V.
4.000%, 3/21/14		60,000	63,123
4.300%, 9/22/19		500,000	583,865
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14		700,000	711,288

Total Netherlands			16,466,768

New Zealand (0.4%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	3,160,000	3,013,457

Norway (1.5%)
Norwegian Government Bond
3.750%, 5/25/21	NOK	57,100,000	11,368,869
Statoil ASA
3.125%, 8/17/17		$100,000	109,743
5.250%, 4/15/19		250,000	304,027

Total Norway			11,782,639

Peru (0.2%)
Banco de Credito del Peru/Panama
4.750%, 3/16/16(b)(m)		1,000,000	1,052,500
Republic of Peru
7.125%, 3/30/19		205,000	270,087

Total Peru			1,322,587

Poland (1.0%)
Republic of Poland
5.000%, 10/19/15		100,000	110,700
6.375%, 7/15/19		600,000	739,392
5.250%, 10/25/20	PLN	21,100,000	6,866,643
5.000%, 3/23/22		$100,000	115,746

Total Poland			7,832,481

South Africa (0.8%)
Foodcorp Pty Ltd.
8.750%, 3/1/18(b)(m)	EUR	300,000	406,718
Republic of South Africa
6.500%, 6/2/14		$100,000	108,850
2.000%, 1/31/25	ZAR	36,076,454	4,707,235
Transnet Ltd.
4.500%, 2/10/16(b)(m)		$800,000	852,000

Total South Africa			6,074,803

South Korea (1.1%)
Export-Import Bank of Korea
5.875%, 1/14/15		900,000	988,920
Korea Development Bank
3.250%, 3/9/16		400,000	419,939
Korea Treasury Bond
3.750%, 6/10/13	KRW	3,550,000,000	3,214,035
5.250%, 3/10/27		3,306,500,000	3,733,316

Total South Korea			8,356,210

Spain (1.6%)
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		400,000	398,826
Spain Government Bond
4.250%, 10/31/16	EUR	6,200,000	7,823,181
5.850%, 1/31/22		2,580,000	3,289,602
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		$150,000	153,374
6.421%, 6/20/16		300,000	317,496
5.462%, 2/16/21		250,000	243,023

Total Spain			12,225,502

Supranational (3.0%)
Asian Development Bank
0.875%, 6/10/14		300,000	302,783
2.625%, 2/9/15		2,165,000	2,277,257
Eurofima
6.250%, 12/28/18	AUD	2,000,000	2,296,628
European Bank for Reconstruction & Development
1.625%, 9/3/15		$350,000	361,726
European Investment Bank
1.250%, 2/14/14		500,000	505,878
3.000%, 4/8/14		705,000	732,672
1.500%, 5/15/14		500,000	508,828
4.625%, 5/15/14		500,000	534,002
3.125%, 6/4/14		2,000,000	2,090,426
6.500%, 9/10/14	NZD	4,800,000	4,213,398
1.625%, 9/1/15		$500,000	515,620
4.625%, 10/20/15		1,400,000	1,571,367
4.875%, 2/16/16		300,000	342,147
5.125%, 9/13/16		200,000	233,618
6.125%, 1/23/17	AUD	2,360,000	2,661,577
Inter-American Development Bank
3.000%, 4/22/14		$500,000	520,298
2.250%, 7/15/15		500,000	524,515
5.125%, 9/13/16		525,000	617,778
3.875%, 2/14/20		250,000	294,792
International Bank for Reconstruction & Development
2.375%, 5/26/15		500,000	526,088
2.125%, 3/15/16		500,000	526,787
International Finance Corp.
3.000%, 4/22/14		1,000,000	1,041,551

Total Supranational			23,199,736

Sweden (0.0%)
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		150,000	153,650

Switzerland (0.2%)
Credit Suisse AG/New York
5.500%, 5/1/14		300,000	320,961
3.500%, 3/23/15		250,000	264,172
4.375%, 8/5/20		500,000	557,800
UBS AG/Connecticut
3.875%, 1/15/15		250,000	263,251
5.875%, 7/15/16		250,000	273,725
4.875%, 8/4/20		250,000	281,040

Total Switzerland			1,960,949

United Kingdom (2.5%)
Anglian Water Osprey Financing plc
7.000%, 1/31/18	GBP	100,000	171,976
AstraZeneca plc
5.400%, 6/1/14		$100,000	107,951
5.900%, 9/15/17		200,000	244,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
BAA Funding Ltd.
4.600%, 2/15/18(b)(m)	EUR	1,501,000	$2,145,008
Barclays Bank plc
5.200%, 7/10/14		$350,000	373,777
5.140%, 10/14/20		350,000	358,171
BP Capital Markets plc
5.250%, 11/7/13		340,000	357,322
3.125%, 10/1/15		500,000	533,775
3.200%, 3/11/16		400,000	428,787
4.500%, 10/1/20		100,000	115,990
3.245%, 5/6/22		200,000	211,561
British Telecommunications plc
5.950%, 1/15/18		100,000	119,769
Diageo Capital plc
5.500%, 9/30/16		300,000	351,681
Ensco plc
3.250%, 3/15/16		50,000	53,323
GlaxoSmithKline Capital plc
1.500%, 5/8/17		200,000	203,117
HSBC Holdings plc
5.100%, 4/5/21		400,000	459,898
4.000%, 3/30/22		1,250,000	1,343,169
Imperial Tobacco Finance plc
5.000%, 12/2/19	EUR	1,150,000	1,718,139
Jaguar Land Rover plc
8.250%, 3/15/20(m)	GBP	150,000	260,387
National Grid plc
5.000%, 7/2/18	EUR	1,400,000	2,126,159
Nationwide Building Society
3.125%, 4/3/17		600,000	817,534
New World Resources plc
7.375%, 5/15/15(m)		480,000	619,137
Odeon & UCI Finco plc
9.000%, 8/1/18(b)(m)	GBP	500,000	807,400
Phones4u Finance plc
9.500%, 4/1/18(b)(m)		400,000	642,690
Rio Tinto Finance USA plc
3.500%, 3/22/22		$300,000	315,006
Tesco plc
5.875%, 9/12/16	EUR	1,250,000	1,888,729
United Utilities Water plc
4.250%, 1/24/20		1,000,000	1,463,095
Virgin Media Finance plc
8.875%, 10/15/19	GBP	575,000	1,039,931
Virgin Media Secured Finance plc
6.500%, 1/15/18		$100,000	109,230
Vodafone Group plc
5.450%, 6/10/19		300,000	367,907
William Hill plc
7.125%, 11/11/16	GBP	100,000	176,013

Total United Kingdom			19,931,139

United States (61.2%)
ABB Finance USA, Inc.
2.875%, 5/8/22		$250,000	258,231
Abbott Laboratories
2.700%, 5/27/15		250,000	264,572
5.125%, 4/1/19		400,000	480,252
ACE INA Holdings, Inc.
2.600%, 11/23/15		250,000	261,353
ADT Corp.
3.500%, 7/15/22§		100,000	103,290
Aetna, Inc.
6.000%, 6/15/16		400,000	466,002
Aflac, Inc.
2.650%, 2/15/17		400,000	418,448
Alcoa, Inc.
6.150%, 8/15/20		100,000	109,809
5.870%, 2/23/22		200,000	214,868
Allstate Corp.
7.450%, 5/16/19		50,000	65,213
6.125%, 5/15/37(l)		115,000	118,450
Altria Group, Inc.
9.700%, 11/10/18		51,000	73,193
9.250%, 8/6/19		169,000	239,194
American Express Co.
7.000%, 3/19/18		275,000	348,798
8.125%, 5/20/19		470,000	636,265
American Express Credit Corp.
1.750%, 6/12/15		350,000	357,647
American International Group, Inc.
5.050%, 10/1/15		100,000	110,149
5.850%, 1/16/18		250,000	290,540
8.250%, 8/15/18		550,000	704,618
American Tower Corp.
5.050%, 9/1/20		300,000	334,180
Ameriprise Financial, Inc.
5.300%, 3/15/20		250,000	295,633
Amgen, Inc.
2.300%, 6/15/16		50,000	52,160
3.450%, 10/1/20		500,000	525,272
3.625%, 5/15/22		150,000	158,516
Anadarko Petroleum Corp.
5.950%, 9/15/16		500,000	581,345
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		100,000	118,423
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14		125,000	127,086
6.875%, 11/15/19		500,000	659,521
5.375%, 1/15/20		450,000	558,090
4.375%, 2/15/21		125,000	146,335
Aon Corp.
5.000%, 9/30/20		300,000	344,280
Apache Corp.
5.625%, 1/15/17		225,000	268,796
Applied Materials, Inc.
4.300%, 6/15/21		200,000	225,730
Associates Corp. of North America
6.950%, 11/1/18		100,000	121,490
AT&T, Inc.
5.625%, 6/15/16		100,000	117,114
5.500%, 2/1/18		170,000	205,954
5.800%, 2/15/19		500,000	621,058
3.875%, 8/15/21		300,000	340,251
Atmos Energy Corp.
8.500%, 3/15/19		150,000	200,570
AutoZone, Inc.
4.000%, 11/15/20		250,000	272,427
Baltimore Gas & Electric Co.
5.900%, 10/1/16		250,000	289,103
Bank of America Corp.
7.375%, 5/15/14		200,000	218,860
4.750%, 8/1/15		300,000	324,256
5.250%, 12/1/15		100,000	107,337
3.750%, 7/12/16		150,000	159,328
5.625%, 10/14/16		300,000	338,787
5.650%, 5/1/18		1,040,000	1,190,297
7.625%, 6/1/19		500,000	625,604
5.625%, 7/1/20		500,000	567,755

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of New York Mellon Corp.
4.300%, 5/15/14	$100,000	$105,995
4.150%, 2/1/21	300,000	335,587
Baxter International, Inc.
4.625%, 3/15/15	100,000	109,545
5.375%, 6/1/18	300,000	364,725
BB&T Corp.
3.200%, 3/15/16	500,000	535,558
Beam, Inc.
5.375%, 1/15/16	72,000	81,010
Bear Stearns Cos. LLC
5.700%, 11/15/14	200,000	218,748
5.300%, 10/30/15	100,000	110,828
4.650%, 7/2/18	200,000	225,670
BellSouth Corp.
5.200%, 9/15/14	50,000	54,074
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	530,000	580,774
3.000%, 5/15/22	250,000	259,694
Boeing Capital Corp.
2.900%, 8/15/18	250,000	274,014
Boeing Co.
5.000%, 3/15/14	175,000	186,620
Boston Properties LP
5.000%, 6/1/15	340,000	372,168
5.625%, 11/15/20	265,000	315,066
Boston Scientific Corp.
4.500%, 1/15/15	200,000	213,794
Bottling Group LLC
6.950%, 3/15/14	500,000	546,891
Bristol-Myers Squibb Co.
2.000%, 8/1/22	250,000	242,460
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	400,000	423,747
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	200,000	244,025
3.050%, 3/15/22	250,000	257,546
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	100,000	103,548
Campbell Soup Co.
4.875%, 10/1/13	100,000	104,289
Capital One Bank USA N.A.
8.800%, 7/15/19	250,000	330,860
Capital One Financial Corp.
7.375%, 5/23/14	300,000	331,539
2.125%, 7/15/14	125,000	127,552
Cardinal Health, Inc.
3.200%, 6/15/22	200,000	205,737
Caterpillar Financial Services Corp.
6.125%, 2/17/14	250,000	269,217
1.650%, 4/1/14	200,000	203,375
1.375%, 5/20/14	200,000	202,725
5.500%, 3/15/16	200,000	231,311
7.150%, 2/15/19	160,000	210,005
Caterpillar, Inc.
1.375%, 5/27/14	200,000	202,917
2.600%, 6/26/22	150,000	153,537
CBS Corp.
5.750%, 4/15/20	250,000	301,733
Celgene Corp.
3.950%, 10/15/20	50,000	53,888
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	100,000	107,402
8.500%, 11/15/18	250,000	349,236
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	172,000	198,023
CenturyLink, Inc.
Series R
5.150%, 6/15/17	150,000	162,285
Series T
5.800%, 3/15/22	150,000	162,863
CF Industries, Inc.
7.125%, 5/1/20	150,000	187,772
Charles Schwab Corp.
3.225%, 9/1/22§	500,000	498,313
Chevron Corp.
3.950%, 3/3/14	500,000	525,306
Chubb Corp.
6.375%, 3/29/67(l)	100,000	107,000
Cigna Corp.
4.500%, 3/15/21	250,000	277,486
Cintas Corp. No. 2
2.850%, 6/1/16	300,000	314,883
Cisco Systems, Inc.
1.625%, 3/14/14	250,000	254,517
4.450%, 1/15/20	500,000	586,046
Citigroup, Inc.
5.500%, 10/15/14	500,000	539,083
4.587%, 12/15/15	350,000	379,580
5.300%, 1/7/16	250,000	274,498
5.850%, 8/2/16	200,000	228,006
6.125%, 11/21/17	500,000	586,758
8.500%, 5/22/19	500,000	661,216
5.375%, 8/9/20	100,000	115,772
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	400,000	458,184
Cliffs Natural Resources, Inc.
4.875%, 4/1/21	150,000	147,331
CNA Financial Corp.
5.875%, 8/15/20	150,000	175,005
Coca-Cola Co.
0.750%, 11/15/13	200,000	201,081
1.800%, 9/1/16	200,000	207,681
3.150%, 11/15/20	450,000	493,400
Colgate-Palmolive Co.
1.250%, 5/1/14	400,000	405,467
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	100,000	149,530
Comcast Corp.
6.500%, 1/15/17	200,000	243,196
5.150%, 3/1/20	250,000	297,415
Comerica, Inc.
4.800%, 5/1/15	100,000	107,400
Commonwealth Edison Co.
3.400%, 9/1/21	400,000	435,707
Consolidated Edison Co. of New York, Inc.
Series 08-A
5.850%, 4/1/18	350,000	431,588
Consumers Energy Co.
6.700%, 9/15/19	250,000	323,754
Corning, Inc.
4.250%, 8/15/20	150,000	166,174
Costco Wholesale Corp.
5.500%, 3/15/17	100,000	120,463
COX Communications, Inc.
5.450%, 12/15/14	200,000	220,775
Credit Suisse USA, Inc.
5.125%, 1/15/14	100,000	105,408
5.850%, 8/16/16	200,000	231,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
CRH America, Inc.
6.000%, 9/30/16	$300,000	$333,971
CSX Corp.
7.375%, 2/1/19	260,000	335,393
CVS Caremark Corp.
5.750%, 6/1/17	450,000	541,397
Daimler Finance N.A. LLC
6.500%, 11/15/13	300,000	319,311
Danaher Corp.
2.300%, 6/23/16	250,000	262,671
3.900%, 6/23/21	100,000	113,031
Deere & Co.
4.375%, 10/16/19	350,000	406,198
2.600%, 6/8/22	100,000	102,447
Dell, Inc.
2.100%, 4/1/14	250,000	255,296
5.875%, 6/15/19	50,000	59,409
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	106,215
Devon Energy Corp.
4.000%, 7/15/21	300,000	336,201
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	100,000	105,459
4.600%, 2/15/21	500,000	547,602
Discover Bank/Delaware
7.000%, 4/15/20	250,000	300,000
Discovery Communications LLC
5.050%, 6/1/20	100,000	116,559
4.375%, 6/15/21	100,000	112,155
Dominion Resources, Inc.
8.875%, 1/15/19	387,000	527,746
Dover Corp.
4.300%, 3/1/21	250,000	288,943
Dow Chemical Co.
7.600%, 5/15/14	250,000	276,589
8.550%, 5/15/19	300,000	405,326
4.250%, 11/15/20	250,000	275,842
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	150,000	158,341
DTE Energy Co.
6.350%, 6/1/16	90,000	104,787
Duke Energy Corp.
5.050%, 9/15/19	435,000	505,777
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	110,306
Duke Realty LP
5.950%, 2/15/17	500,000	565,919
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	150,000	176,108
6.000%, 7/15/18	750,000	946,047
Eastman Chemical Co.
3.600%, 8/15/22	200,000	210,205
eBay, Inc.
3.250%, 10/15/20	100,000	106,837
Ecolab, Inc.
4.350%, 12/8/21	250,000	283,311
Edison International
3.750%, 9/15/17	50,000	53,255
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	200,000	237,520
Eli Lilly and Co.
5.200%, 3/15/17	100,000	117,694
Energy Transfer Partners LP
4.650%, 6/1/21	400,000	430,155
Entergy Corp.
5.125%, 9/15/20	300,000	328,980
Enterprise Products Operating LLC
5.600%, 10/15/14	920,000	1,002,694
EOG Resources, Inc.
5.625%, 6/1/19	75,000	92,240
4.100%, 2/1/21	200,000	227,326
EQT Corp.
4.875%, 11/15/21	250,000	265,658
ERP Operating LP
5.250%, 9/15/14	255,000	275,506
Expedia, Inc.
5.950%, 8/15/20	150,000	165,000
Express Scripts Holding Co.
3.125%, 5/15/16	500,000	532,216
3.900%, 2/15/22§	250,000	271,737
Federal Farm Credit Bank
4.875%, 1/17/17	1,020,000	1,202,985
Federal Home Loan Bank
0.375%, 11/27/13	1,000,000	1,001,604
5.250%, 6/5/17	3,500,000	4,202,518
Federal Home Loan Mortgage Corp.
0.875%, 10/28/13	5,000,000	5,034,998
0.375%, 10/30/13	6,380,000	6,390,215
4.875%, 11/15/13	4,100,000	4,314,562
4.500%, 1/15/14	1,100,000	1,160,503
2.000%, 8/25/16	2,080,000	2,191,447
5.125%, 11/17/17	1,530,000	1,856,413
2.375%, 1/13/22	3,000,000	3,147,365
Federal National Mortgage Association
3.000%, 9/16/14	2,330,000	2,453,437
4.625%, 10/15/14	1,000,000	1,088,023
2.625%, 11/20/14	5,000,000	5,247,584
0.750%, 12/19/14	4,400,000	4,441,025
0.375%, 3/16/15	1,000,000	1,000,995
0.500%, 7/2/15	1,750,000	1,754,953
5.375%, 6/12/17	1,300,000	1,578,784
FedEx Corp.
2.625%, 8/1/22	50,000	49,912
FIA Card Services N.A.
7.125%, 11/15/12	100,000	100,831
Fifth Third Bancorp
3.625%, 1/25/16	400,000	431,398
Financing Corp. Fico
9.800%, 4/6/18	400,000	591,537
Fiserv, Inc.
4.750%, 6/15/21	150,000	165,231
Ford Motor Credit Co. LLC
2.750%, 5/15/15	350,000	355,705
2.500%, 1/15/16	250,000	253,125
4.250%, 2/3/17	500,000	531,250
3.000%, 6/12/17	200,000	203,120
5.875%, 8/2/21	350,000	397,810
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	250,000	250,668
Gap, Inc.
5.950%, 4/12/21	150,000	167,305
General Dynamics Corp.
3.875%, 7/15/21	100,000	113,355
General Electric Capital Corp.
5.900%, 5/13/14	750,000	812,264
4.875%, 3/4/15	300,000	328,389
2.250%, 11/9/15	250,000	259,079
5.000%, 1/8/16	100,000	112,328
5.400%, 2/15/17	300,000	345,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
5.625%, 9/15/17		$100,000	$117,489
5.300%, 2/11/21		700,000	800,594
6.375%, 11/15/67(l)		575,000	605,763
General Electric Co.
5.250%, 12/6/17		200,000	236,779
General Mills, Inc.
5.650%, 2/15/19		250,000	302,890
Genworth Financial, Inc.
7.200%, 2/15/21		250,000	254,408
Georgia Power Co.
3.000%, 4/15/16		250,000	268,320
Gilead Sciences, Inc.
4.400%, 12/1/21		300,000	339,796
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		250,000	307,134
Goldman Sachs Group, Inc.
5.250%, 10/15/13		500,000	522,324
5.125%, 1/15/15		400,000	430,235
5.750%, 10/1/16		600,000	682,350
5.625%, 1/15/17		550,000	605,752
6.150%, 4/1/18		750,000	874,875
6.000%, 6/15/20		500,000	578,075
Goodrich Corp.
3.600%, 2/1/21		100,000	110,369
Google, Inc.
2.125%, 5/19/16		200,000	210,432
Great Plains Energy, Inc.
4.850%, 6/1/21		100,000	110,088
GTE Corp.
6.840%, 4/15/18		100,000	126,316
Halliburton Co.
3.250%, 11/15/21		400,000	435,498
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		150,000	169,714
HCP, Inc.
3.750%, 2/1/16		100,000	105,979
6.000%, 1/30/17		255,000	293,762
Health Care REIT, Inc.
3.625%, 3/15/16		100,000	105,219
4.700%, 9/15/17		500,000	550,080
Hewlett-Packard Co.
6.125%, 3/1/14		500,000	533,753
2.350%, 3/15/15		500,000	510,302
5.500%, 3/1/18		600,000	679,588
Hillshire Brands Co.
2.750%, 9/15/15		250,000	256,030
Historic TW, Inc.
6.875%, 6/15/18		100,000	124,735
Home Depot, Inc.
5.250%, 12/16/13		100,000	105,788
5.400%, 3/1/16		500,000	578,105
Honeywell International, Inc.
5.400%, 3/15/16		400,000	462,005
5.300%, 3/1/18		170,000	205,040
Hospitality Properties Trust
6.300%, 6/15/16		257,000	284,161
HSBC Bank USA/New York
4.625%, 4/1/14		100,000	105,374
HSBC Finance Corp.
5.500%, 1/19/16		350,000	385,849
6.676%, 1/15/21		222,000	257,363
Ingram Micro, Inc.
5.250%, 9/1/17		100,000	109,636
Intel Corp.
3.300%, 10/1/21		250,000	270,083
International Business Machines Corp.
1.250%, 5/12/14		200,000	202,678
5.700%, 9/14/17		800,000	977,406
International Paper Co.
7.500%, 8/15/21		250,000	327,745
4.750%, 2/15/22		150,000	170,424
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	503,000	656,108
Jefferies Group, Inc.
5.125%, 4/13/18		$200,000	205,603
Johnson & Johnson
1.200%, 5/15/14		800,000	810,515
Johnson Controls, Inc.
1.750%, 3/1/14		400,000	406,248
JPMorgan Chase & Co.
2.050%, 1/24/14		300,000	305,242
4.750%, 3/1/15		100,000	108,622
5.150%, 10/1/15		300,000	330,674
6.000%, 1/15/18		1,000,000	1,196,688
4.250%, 10/15/20		1,000,000	1,087,071
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		300,000	355,434
Juniper Networks, Inc.
4.600%, 3/15/21		100,000	108,042
Kellogg Co.
4.000%, 12/15/20		250,000	280,475
KeyBank N.A./Ohio
5.800%, 7/1/14		100,000	107,699
KeyCorp
5.100%, 3/24/21		200,000	233,725
Kimberly-Clark Corp.
4.875%, 8/15/15		600,000	671,223
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		400,000	509,781
Kraft Foods Group, Inc.
5.375%, 2/10/20§		261,000	314,520
Kraft Foods, Inc.
5.375%, 2/10/20		239,000	287,949
Kroger Co.
6.150%, 1/15/20		250,000	304,893
L-3 Communications Corp.
3.950%, 11/15/16		150,000	162,869
4.950%, 2/15/21		150,000	167,091
LG&E and KU Energy LLC
3.750%, 11/15/20		200,000	209,464
Liberty Property LP
4.125%, 6/15/22		150,000	156,299
Life Technologies Corp.
5.000%, 1/15/21		200,000	226,843
Lincoln National Corp.
4.850%, 6/24/21		150,000	165,130
Lockheed Martin Corp.
4.250%, 11/15/19		300,000	338,764
Lorillard Tobacco Co.
6.875%, 5/1/20		100,000	122,394
Lowe’s Cos., Inc.
5.400%, 10/15/16		150,000	175,052
Lubrizol Corp.
5.500%, 10/1/14		100,000	109,419
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14		300,000	324,750
Marathon Petroleum Corp.
5.125%, 3/1/21		250,000	289,179
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	280,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
McDonald’s Corp.
5.350%, 3/1/18		$200,000	$243,955
McKesson Corp.
3.250%, 3/1/16		350,000	377,201
Medco Health Solutions, Inc.
7.125%, 3/15/18		100,000	124,900
4.125%, 9/15/20		200,000	219,375
Medtronic, Inc.
4.450%, 3/15/20		250,000	291,580
Mellon Funding Corp.
5.000%, 12/1/14		100,000	107,887
Merck & Co., Inc.
5.300%, 12/1/13		600,000	634,307
4.750%, 3/1/15		300,000	330,288
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		650,000	753,744
MetLife, Inc.
5.500%, 6/15/14		100,000	108,251
4.750%, 2/8/21		200,000	232,035
Series A
6.817%, 8/15/18		180,000	224,924
Metropolitan Edison Co.
4.875%, 4/1/14		100,000	105,062
Microsoft Corp.
2.950%, 6/1/14		335,000	349,353
3.000%, 10/1/20		150,000	163,793
MidAmerican Energy Holdings Co.
5.750%, 4/1/18		150,000	178,826
Moody's Corp.
4.500%, 9/1/22		50,000	53,094
Morgan Stanley
4.750%, 4/1/14		400,000	414,310
3.800%, 4/29/16		150,000	155,450
4.750%, 3/22/17		250,000	267,018
6.625%, 4/1/18		600,000	677,262
7.300%, 5/13/19		750,000	886,293
5.750%, 1/25/21		500,000	546,019
Motorola Solutions, Inc.
3.750%, 5/15/22		150,000	155,628
Murray Street Investment Trust I
4.647%, 3/9/17(e)		250,000	269,137
Nabors Industries, Inc.
4.625%, 9/15/21		250,000	269,098
NASDAQ OMX Group, Inc.
5.550%, 1/15/20		200,000	214,506
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14		200,000	211,918
5.450%, 4/10/17		200,000	238,502
NBCUniversal Media LLC
4.375%, 4/1/21		400,000	449,842
2.875%, 1/15/23		250,000	249,543
Newell Rubbermaid, Inc.
4.700%, 8/15/20		100,000	110,092
Newmont Mining Corp.
3.500%, 3/15/22		250,000	253,497
News America, Inc.
5.650%, 8/15/20		150,000	180,537
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15		150,000	180,144
Noble Energy, Inc.
4.150%, 12/15/21		250,000	270,166
Nordstrom, Inc.
6.750%, 6/1/14		250,000	274,796
Norfolk Southern Corp.
5.900%, 6/15/19		275,000	337,360
Northrop Grumman Corp.
3.500%, 3/15/21		50,000	53,526
Novartis Capital Corp.
4.125%, 2/10/14		50,000	52,470
Occidental Petroleum Corp.
4.125%, 6/1/16		400,000	448,034
Omnicom Group, Inc.
5.900%, 4/15/16		100,000	115,426
4.450%, 8/15/20		100,000	111,305
3.625%, 5/1/22		50,000	52,430
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15		300,000	332,935
ONEOK Partners LP
8.625%, 3/1/19		250,000	332,897
ONEOK, Inc.
4.250%, 2/1/22		250,000	272,154
Oracle Corp.
3.750%, 7/8/14		250,000	264,644
5.750%, 4/15/18		500,000	619,530
Pacific Gas & Electric Co.
4.800%, 3/1/14		300,000	317,490
8.250%, 10/15/18		100,000	137,642
3.500%, 10/1/20		150,000	166,409
Pemex Project Funding Master Trust
5.750%, 3/1/18		950,000	1,111,975
PepsiCo, Inc.
5.000%, 6/1/18		250,000	297,025
7.900%, 11/1/18		50,000	68,020
3.125%, 11/1/20		400,000	429,200
Pfizer, Inc.
4.750%, 6/3/16	EUR	1,350,000	1,969,007
4.650%, 3/1/18		$100,000	116,615
6.200%, 3/15/19		250,000	318,301
Philip Morris International, Inc.
5.650%, 5/16/18		200,000	244,817
Phillips 66
2.950%, 5/1/17§		150,000	157,577
Pitney Bowes, Inc.
4.750%, 1/15/16		100,000	107,000
4.750%, 5/15/18		100,000	105,000
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18		210,000	262,392
PNC Funding Corp.
3.625%, 2/8/15		100,000	106,455
5.250%, 11/15/15		200,000	222,826
5.125%, 2/8/20		500,000	598,238
PPL Capital Funding, Inc.
4.200%, 6/15/22		125,000	131,234
Pride International, Inc.
8.500%, 6/15/19		200,000	265,730
Procter & Gamble Co.
4.850%, 12/15/15		100,000	113,484
4.700%, 2/15/19		350,000	413,962
Progress Energy, Inc.
4.400%, 1/15/21		250,000	278,818
Progressive Corp.
3.750%, 8/23/21		150,000	165,033
ProLogis LP
4.500%, 8/15/17		100,000	107,686
6.875%, 3/15/20		250,000	303,697
Prudential Financial, Inc.
5.100%, 9/20/14		200,000	216,462
7.375%, 6/15/19		400,000	494,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
PSEG Power LLC
5.500%, 12/1/15	$225,000	$253,811
Quest Diagnostics, Inc.
3.200%, 4/1/16	500,000	529,527
Raytheon Co.
3.125%, 10/15/20	250,000	267,587
Republic Services, Inc.
5.250%, 11/15/21	250,000	293,780
Rowan Cos., Inc.
4.875%, 6/1/22	75,000	80,111
Ryder System, Inc.
3.500%, 6/1/17	200,000	212,723
Safeway, Inc.
5.000%, 8/15/19	115,000	120,775
3.950%, 8/15/20	50,000	48,623
Sempra Energy
2.000%, 3/15/14	1,000,000	1,018,403
Simon Property Group LP
6.100%, 5/1/16	120,000	138,694
5.650%, 2/1/20	500,000	600,985
SLM Corp.
5.375%, 5/15/14	100,000	105,000
8.450%, 6/15/18	500,000	582,500
Southern California Edison Co.
3.875%, 6/1/21	50,000	56,197
Southwest Airlines Co.
5.125%, 3/1/17	100,000	111,438
Southwestern Electric Power Co.
6.450%, 1/15/19	150,000	184,674
Southwestern Energy Co.
4.100%, 3/15/22§	250,000	264,518
Staples, Inc.
9.750%, 1/15/14	250,000	276,200
State of California
3.950%, 11/1/15	250,000	270,948
State of Illinois
5.365%, 3/1/17	500,000	556,310
5.877%, 3/1/19	100,000	112,463
State of Massachusetts
4.200%, 12/1/21	250,000	286,468
State Street Bank and Trust Co.
5.300%, 1/15/16	100,000	112,927
State Street Corp.
4.375%, 3/7/21	200,000	231,287
SunTrust Banks, Inc.
3.600%, 4/15/16	150,000	159,526
3.500%, 1/20/17	250,000	267,071
Target Corp.
6.000%, 1/15/18	250,000	311,036
Tennessee Valley Authority
5.500%, 7/18/17	1,800,000	2,194,864
4.500%, 4/1/18	250,000	296,715
Series E
6.250%, 12/15/17	100,000	127,459
Texas Instruments, Inc.
1.375%, 5/15/14	300,000	304,643
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	425,000	454,430
Time Warner Cable, Inc.
8.250%, 4/1/19	720,000	966,245
Time Warner, Inc.
4.700%, 1/15/21	500,000	576,641
Toyota Motor Credit Corp.
2.800%, 1/11/16	500,000	530,609
3.300%, 1/12/22	250,000	267,446
Travelers Cos., Inc.
5.750%, 12/15/17	300,000	365,288
Tyson Foods, Inc.
4.500%, 6/15/22	200,000	209,000
U.S. Bank N.A./Ohio
6.300%, 2/4/14	750,000	805,304
4.950%, 10/30/14	100,000	108,657
4.800%, 4/15/15	100,000	110,756
U.S. Treasury Bonds
8.500%, 2/15/20	300,000	458,120
U.S. Treasury Notes
0.250%, 10/31/13	4,000,000	4,002,203
0.500%, 11/15/13	10,000,000	10,032,812
1.500%, 12/31/13	5,500,000	5,588,516
1.000%, 1/15/14	6,000,000	6,060,703
0.250%, 3/31/14	7,000,000	7,002,187
1.875%, 4/30/14	2,345,000	2,405,732
0.250%, 5/31/14	5,000,000	5,001,562
0.625%, 7/15/14	12,000,000	12,081,563
0.250%, 8/31/14	2,000,000	2,000,414
2.375%, 8/31/14	3,788,000	3,941,739
0.250%, 9/15/14	10,500,000	10,500,820
2.375%, 10/31/14	4,725,000	4,932,125
2.125%, 11/30/14	5,000,000	5,200,429
0.250%, 2/15/15	3,700,000	3,697,803
4.000%, 2/15/15	600,000	652,730
2.500%, 4/30/15	5,590,000	5,907,975
0.250%, 5/15/15	3,000,000	2,996,859
4.125%, 5/15/15	2,200,000	2,419,502
1.875%, 6/30/15	3,000,000	3,129,375
1.750%, 7/31/15	12,910,000	13,434,066
0.250%, 8/15/15	7,000,000	6,989,008
1.250%, 9/30/15	3,500,000	3,596,934
1.250%, 10/31/15	8,000,000	8,224,313
2.125%, 12/31/15	7,000,000	7,399,711
2.625%, 4/30/16	3,095,000	3,340,424
5.125%, 5/15/16	8,620,000	10,076,780
1.750%, 5/31/16	7,720,000	8,094,239
1.500%, 6/30/16	6,000,000	6,239,110
4.875%, 8/15/16	1,400,000	1,637,639
1.000%, 8/31/16	4,500,000	4,595,555
0.875%, 12/31/16	5,500,000	5,585,809
3.250%, 3/31/17	1,080,000	1,209,853
0.875%, 4/30/17	4,000,000	4,056,656
4.500%, 5/15/17	4,300,000	5,071,615
0.625%, 5/31/17	2,700,000	2,706,856
2.750%, 5/31/17	3,000,000	3,301,992
2.500%, 6/30/17	5,290,000	5,764,075
4.750%, 8/15/17	7,390,000	8,861,187
0.625%, 8/31/17	4,500,000	4,502,637
1.875%, 8/31/17	4,320,000	4,585,410
1.875%, 9/30/17	5,700,000	6,048,101
1.875%, 10/31/17	2,900,000	3,077,625
4.250%, 11/15/17	2,830,000	3,341,257
2.750%, 12/31/17	5,720,000	6,331,370
2.750%, 2/28/18	2,500,000	2,771,152
2.750%, 2/15/19	1,100,000	1,225,598
1.375%, 2/28/19	1,300,000	1,336,989
3.625%, 8/15/19	2,245,000	2,636,822
3.375%, 11/15/19	3,910,000	4,533,187
3.625%, 2/15/20	7,390,000	8,708,595
3.500%, 5/15/20	6,920,000	8,102,347
2.625%, 8/15/20	7,500,000	8,291,367
2.625%, 11/15/20	6,320,000	6,977,675
3.625%, 2/15/21	5,030,000	5,955,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 5/15/21	$3,850,000	$4,401,091
2.125%, 8/15/21	500,000	528,910
2.000%, 11/15/21	5,250,000	5,480,795
2.000%, 2/15/22	1,300,000	1,352,112
1.750%, 5/15/22	1,500,000	1,521,105
1.625%, 8/15/22	1,500,000	1,498,336
Unilever Capital Corp.
2.750%, 2/10/16	400,000	426,767
Union Pacific Corp.
5.700%, 8/15/18	250,000	303,985
UnionBanCal Corp.
5.250%, 12/16/13	100,000	104,578
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	214,581
United Technologies Corp.
4.875%, 5/1/15	50,000	55,560
6.125%, 2/1/19	287,000	359,276
3.100%, 6/1/22	150,000	159,621
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	230,133
6.000%, 2/15/18	150,000	183,877
URS Corp.
3.850%, 4/1/17§	150,000	151,165
Valero Energy Corp.
6.125%, 2/1/20	150,000	181,198
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	100,000	106,910
Verizon Communications, Inc.
1.950%, 3/28/14	300,000	306,868
5.500%, 2/15/18	250,000	301,641
8.750%, 11/1/18	600,000	841,401
Viacom, Inc.
1.250%, 2/27/15	250,000	251,943
3.500%, 4/1/17	250,000	270,490
3.875%, 12/15/21	200,000	217,839
Virginia Electric & Power Co.
Series A
5.400%, 1/15/16	100,000	115,313
Wachovia Corp.
4.875%, 2/15/14	100,000	105,251
5.750%, 6/15/17	500,000	595,197
Walgreen Co.
3.100%, 9/15/22	50,000	50,722
Wal-Mart Stores, Inc.
3.625%, 7/8/20	300,000	338,914
3.250%, 10/25/20	300,000	330,035
Walt Disney Co.
4.500%, 12/15/13	250,000	261,925
3.750%, 6/1/21	50,000	56,210
Waste Management, Inc.
7.375%, 3/11/19	83,000	106,617
Watson Pharmaceuticals, Inc.
3.250%, 10/1/22	50,000	50,640
WellPoint, Inc.
5.250%, 1/15/16	500,000	560,573
Wells Fargo & Co.
5.125%, 9/15/16	100,000	112,809
5.625%, 12/11/17	700,000	840,048
3.500%, 3/8/22	150,000	159,234
Western Union Co.
5.930%, 10/1/16	100,000	117,701
Williams Partners LP
4.125%, 11/15/20	400,000	434,112
Wisconsin Electric Power Co.
2.950%, 9/15/21	200,000	211,503
Wyeth LLC
5.500%, 2/1/14	50,000	53,385
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	153,000
Xcel Energy, Inc.
4.700%, 5/15/20	250,000	293,115
Xerox Corp.
4.250%, 2/15/15	500,000	533,773
2.950%, 3/15/17	250,000	256,779
6.350%, 5/15/18	100,000	118,732
Yum! Brands, Inc.
3.875%, 11/1/20	200,000	217,025

Total United States		479,585,923

Total Investments (98.9%) (Cost $728,721,492)		774,087,347
Other Assets Less Liabilities (1.1%)		8,962,964

Net Assets (100%)		$783,050,311

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $18,075,370 or 2.3% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2012. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2012.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2012, the market value of these securities amounted to $8,816,895 or 1.1% of net assets.

Glossary:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CZK	—	Czech Koruna
EUR	—	European Currency Unit
GBP	—	British Pound
HUF	—	Hungary Forint
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
ZAR	—	South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. Canadian Dollar, expiring 12/4/12	JPMorgan Chase Bank	536,476	6,800	$6,878,139	$6,906,877	$(28,738)
Japanese Yen vs. U.S. Dollar, expiring 11/7/12	JPMorgan Chase Bank	1,175,000	14,998	15,060,950	14,998,302	62,648
Japanese Yen vs. U.S. Dollar, expiring 11/7/12	JPMorgan Chase Bank	50,000	641	640,891	641,165	(274)
Japanese Yen vs. New Zealand Dollar, expiring 12/13/12	JPMorgan Chase Bank	878,868	13,940	11,269,597	11,497,181	(227,584)
Japanese Yen vs. Australian Dollar, expiring 12/18/12	JPMorgan Chase Bank	1,182,221	14,500	15,160,687	14,939,922	220,765
U.S. Dollar vs. Czech Republic Krona, expiring 11/14/12	JPMorgan Chase Bank	6,571	135,000	6,570,942	6,900,744	(329,802)
U.S. Dollar vs. Poland Zloty,expiring 11/21/12	JPMorgan Chase Bank	6,792	22,600	6,792,499	7,010,953	(218,454)
U.S. Dollar vs. South African Rand, expiring 11/28/12	JPMorgan Chase Bank	4,350	37,000	4,349,750	4,409,756	(60,006)
U.S. Dollar vs. British Pound,expiring 11/29/12	JPMorgan Chase Bank	3,086	1,950	3,085,923	3,148,294	(62,371)
U.S. Dollar vs. European Union Euro, expiring 10/18/12	JPMorgan Chase Bank	16,521	13,200	16,520,526	16,965,383	(444,857)
U.S. Dollar vs. Japanese Yen,expiring 11/7/12	JPMorgan Chase Bank	564	44,000	563,784	563,985	(201)
European Union Euro vs. Hungarian Forint, expiring 2/12/13	JPMorgan Chase Bank	2,488	758,000	3,201,566	3,362,016	(160,450)
European Union Euro vs. Hungarian Forint, expiring 2/12/13	JPMorgan Chase Bank	2,501	759,000	3,218,676	3,366,451	(147,775)
European Union Euro vs. U.S. Dollar, expiring 10/18/12	JPMorgan Chase Bank	13,004	16,521	16,714,102	16,520,526	193,576
European Union Euro vs. U.S. Dollar, expiring 10/18/12	JPMorgan Chase Bank	13,600	17,503	17,479,486	17,503,159	(23,673)
European Union Euro vs. U.S. Dollar, expiring 10/18/12	JPMorgan Chase Bank	1,100	1,413	1,413,782	1,413,212	570

						$(1,226,626)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$12,458,151	$—	$12,458,151
Consumer Staples	—	20,853,326	—	20,853,326
Energy	—	16,428,234	—	16,428,234
Financials	—	87,031,449	—	87,031,449
Health Care	—	15,032,429	—	15,032,429
Industrials	—	13,575,403	—	13,575,403
Information Technology	—	8,459,386	—	8,459,386
Materials	—	11,687,812	—	11,687,812
Telecommunication Services	—	16,061,816	—	16,061,816
Utilities	—	18,795,717	—	18,795,717
Forward Currency Contracts	—	477,559	—	477,559
Government Securities
Foreign Governments	—	179,212,231	—	179,212,231
Municipal Bonds	—	1,226,189	—	1,226,189
Supranational	—	23,199,736	—	23,199,736
U.S. Government Agencies	—	48,658,948	—	48,658,948
U.S. Treasuries	—	301,406,520	—	301,406,520

Total Assets	$—	$774,564,906	$—	$774,564,906

Liabilities:
Forward Currency Contracts	$—	$(1,704,185)	$—	$(1,704,185)

Total Liabilities	$—	$(1,704,185)	$—	$(1,704,185)

Total	$—	$772,860,721	$—	$772,860,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$127,790,463
Long-term U.S. Treasury securities	61,604,266

$189,394,729

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$300,005,745
Long-term U.S. Treasury securities	156,662,518

$456,668,263

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,737,894
Aggregate gross unrealized depreciation	(2,472,322)

Net unrealized appreciation	$45,265,572

Federal income tax cost of investments	$728,821,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.4%)
AGL Energy Ltd.	30,417	$472,327
ALS Ltd.	18,955	168,897
Alumina Ltd.	132,164	116,530
Amcor Ltd.	67,707	545,004
AMP Ltd.	163,049	732,336
APA Group	37,160	182,708
Asciano Ltd.	54,769	248,268
ASX Ltd.	9,832	301,577
Australia & New Zealand Banking Group Ltd.	149,583	3,840,270
Bendigo and Adelaide Bank Ltd.	21,488	171,183
BGP Holdings plc(b)*†	796,081	—
BHP Billiton Ltd.	180,093	6,172,218
Boral Ltd.	43,933	174,995
Brambles Ltd.	87,212	635,064
Caltex Australia Ltd.	7,899	135,441
Centro Retail Australia (REIT)	72,578	157,346
CFS Retail Property Trust Group (REIT)	108,338	216,891
Coca-Cola Amatil Ltd.	31,970	449,683
Cochlear Ltd.	3,198	222,756
Commonwealth Bank of Australia	89,104	5,154,686
Computershare Ltd.	25,485	219,415
Crown Ltd.	22,992	217,031
CSL Ltd.	28,405	1,355,367
Dexus Property Group (REIT)	258,138	254,378
Echo Entertainment Group Ltd.	41,762	165,915
Fairfax Media Ltd.	115,331	49,648
Fortescue Metals Group Ltd.	76,941	278,540
Goodman Group (REIT)	91,791	377,051
GPT Group (REIT)	81,277	286,649
Harvey Norman Holdings Ltd.	32,214	64,826
Iluka Resources Ltd.	23,503	242,090
Incitec Pivot Ltd.	91,448	282,680
Insurance Australia Group Ltd.	116,677	528,897
Leighton Holdings Ltd.	8,797	151,660
Lend Lease Group	30,507	248,413
Lynas Corp., Ltd.*	87,649	71,825
Macquarie Group Ltd.	18,581	548,540
Metcash Ltd.	49,804	182,882
Mirvac Group (REIT)	191,879	284,622
National Australia Bank Ltd.	124,970	3,304,304
Newcrest Mining Ltd.	42,877	1,296,040
Orica Ltd.	20,480	528,336
Origin Energy Ltd.	60,930	715,454
OZ Minerals Ltd.	16,627	116,419
Qantas Airways Ltd.*	57,491	72,755
QBE Insurance Group Ltd.	66,475	892,961
QR National Ltd.	95,873	339,121
Ramsay Health Care Ltd.	7,559	188,340
Rio Tinto Ltd.	24,439	1,352,707
Santos Ltd.	52,988	624,396
Sonic Healthcare Ltd.	20,742	291,537
SP AusNet	93,733	101,605
Stockland Corp., Ltd. (REIT)	124,066	429,837
SunCorp Group Ltd.	72,185	691,868
Sydney Airport	22,503	73,762
Tabcorp Holdings Ltd.	38,958	111,535
Tatts Group Ltd.	78,106	219,562
Telstra Corp., Ltd.	244,289	993,332
Toll Holdings Ltd.	38,276	175,093
Transurban Group	73,655	458,414
Wesfarmers Ltd.	56,108	1,993,960
Westfield Group (REIT)	120,052	1,265,224
Westfield Retail Trust (REIT)	162,816	488,089
Westpac Banking Corp.	170,570	4,396,767
Whitehaven Coal Ltd.	23,874	71,074
Woodside Petroleum Ltd.	37,003	1,272,020
Woolworths Ltd.	68,805	2,052,642
WorleyParsons Ltd.	11,541	338,673

		50,764,436

Austria (0.1%)
Andritz AG	4,124	233,551
Erste Group Bank AG*	11,850	264,432
Immofinanz AG*	53,741	194,956
OMV AG	8,270	289,436
Raiffeisen Bank International AG	2,572	93,156
Telekom Austria AG	11,646	82,311
Verbund AG	3,524	72,909
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,193	92,998
Voestalpine AG	6,335	189,599

		1,513,348

Belgium (0.3%)
Ageas	13,308	319,113
Anheuser-Busch InBev N.V.	44,826	3,811,634
Belgacom S.A.	8,693	265,310
Colruyt S.A.	4,140	180,325
Delhaize Group S.A.	5,696	219,919
Groupe Bruxelles Lambert S.A.	4,529	336,104
KBC Groep N.V.	9,266	222,309
Mobistar S.A.	1,805	56,944
Solvay S.A.	3,328	385,155
Telenet Group Holding N.V.	3,233	144,787
UCB S.A.	6,266	344,550
Umicore S.A.	6,337	331,231

		6,617,381

Bermuda (0.0%)
Nabors Industries Ltd.*	14,576	204,501

Brazil (1.8%)
Banco Bradesco S.A. (Preference)	306,800	4,916,972
BRF - Brasil Foods S.A.	398,554	6,831,792
Cia de Bebidas das Americas (Preference) (ADR)	170,500	6,525,035
Cielo S.A.	61,600	1,535,708
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
PDG Realty S.A. Empreendimentos e Participacoes	691,900	1,310,591
Petroleo Brasileiro S.A.	106,914	1,223,532
Petroleo Brasileiro S.A. (BM&FBOVESPA) (ADR)	122,700	2,814,738
Petroleo Brasileiro S.A. (New York Exchange) (ADR)	29,700	655,479
Petroleo Brasileiro S.A. (Preference)	402,642	4,439,042
Raia Drogasil S.A.	106,200	1,207,503
Ultrapar Participacoes S.A.	127,000	2,841,643
Vale S.A. (BM&FBOVESPA) (Preference)	12,156	211,250
Vale S.A. (New York Exchange) (Preference) (ADR)	1,100	19,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Vale S.A. (Tradegate Exchange) (Preference) (ADR)	185,485	$3,220,020
Vale S.A. (ADR)	47,700	853,830

		38,606,231

Chile (0.6%)
Banco Santander Chile S.A (ADR)	28,400	2,080,016
Cencosud S.A	392,316	2,376,309
Empresa Nacional de Electricidad S.A	1,161,897	1,879,782
S.A.C.I. Falabella	299,052	3,019,647
Sociedad Quimica y Minera de Chile S.A. (ADR)	63,600	3,920,304

		13,276,058

China (1.7%)
Bank of China Ltd., Class H	5,611,000	2,134,684
China Construction Bank Corp., Class H	5,778,420	4,009,247
China Life Insurance Co., Ltd., Class H	1,182,000	3,414,577
China Pacific Insurance Group Co., Ltd., Class H	1,383,200	4,183,109
China Telecom Corp., Ltd., Class H	2,960,000	1,710,177
CNOOC Ltd.	1,701,000	3,487,971
Foxconn International Holdings Ltd.*	112,913	37,133
Hengan International Group Co., Ltd.	314,500	2,973,008
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,277,500	2,369,143
Tencent Holdings Ltd.	236,300	8,051,336
Tingyi Cayman Islands Holding Corp.	440,000	1,324,985
Tsingtao Brewery Co., Ltd., Class H	420,000	2,318,272
Uni-President China Holdings Ltd.	33,000	37,962
Yangzijiang Shipbuilding Holdings Ltd.	100,497	80,253

		36,131,857

Cyprus (0.1%)
Eurasia Drilling Co., Ltd. (GDR)(b)(m)	57,983	1,913,439

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	30	203,327
A. P. Moller - Maersk A/S, Class B	73	522,444
Carlsberg A/S, Class B	6,002	531,764
Coloplast A/S, Class B	1,279	266,316
Danske Bank A/S*	36,595	660,432
DSV A/S	10,880	244,549
Novo Nordisk A/S, Class B	22,731	3,590,961
Novozymes A/S, Class B	13,701	377,625
TDC A/S	28,518	207,734
Tryg A/S	1,280	83,157
William Demant Holding A/S*	1,401	125,574

		6,813,883

Finland (0.2%)
Elisa Oyj	7,658	173,102
Fortum Oyj	24,924	458,970
Kesko Oyj, Class B	3,763	106,626
Kone Oyj, Class B	8,736	604,531
Metso Oyj	7,300	260,882
Neste Oil Oyj	6,641	87,047
Nokia Oyj	210,101	542,680
Nokian Renkaat Oyj	6,228	253,304
Orion Oyj, Class B	5,670	121,316
Pohjola Bank plc, Class A	7,244	95,323
Sampo Oyj, Class A	23,514	731,545
Stora Enso Oyj, Class R	30,965	192,352
UPM-Kymmene Oyj	29,474	333,116
Wartsila Oyj	9,411	325,923

		4,286,717

France (2.4%)
Accor S.A.	8,293	276,600
Aeroports de Paris S.A.	1,669	133,103
Air Liquide S.A.	17,411	2,157,973
Alcatel-Lucent S.A.*	130,307	143,840
Alstom S.A.	11,568	405,604
Arkema S.A.	3,423	320,491
AtoS	2,941	204,991
AXA S.A.‡	99,156	1,476,803
BNP Paribas S.A.	53,883	2,560,582
Bouygues S.A.	10,606	258,956
Bureau Veritas S.A.	3,069	315,190
Cap Gemini S.A.	8,307	351,471
Carrefour S.A.	32,396	671,916
Casino Guichard Perrachon S.A.	3,106	274,965
Christian Dior S.A.	3,059	410,393
Cie de Saint-Gobain S.A.	21,891	768,962
Cie Generale de Geophysique-Veritas*	7,678	241,732
Cie Generale des Etablissements Michelin	10,099	791,122
Cie Generale d’Optique Essilor International S.A.	11,174	1,046,351
CNP Assurances S.A.	8,494	110,953
Credit Agricole S.A.*	53,447	368,823
Danone S.A.	32,415	1,995,686
Dassault Systemes S.A.	3,427	360,060
Edenred	9,434	265,073
EDF S.A.	13,495	282,757
Eurazeo S.A.	1,542	70,642
Eutelsat Communications S.A.	7,564	243,149
Fonciere des Regions (REIT)	1,536	115,469
France Telecom S.A.	103,993	1,254,577
GDF Suez S.A.	71,369	1,595,802
Gecina S.A. (REIT)	1,202	123,045
Groupe Eurotunnel S.A. (Registered)	30,806	217,017
ICADE (REIT)	1,236	100,700
Iliad S.A.	1,238	201,566
Imerys S.A.	1,999	117,292
J.C. Decaux S.A.	3,474	78,839
Klepierre S.A. (REIT)	5,745	201,472
Lafarge S.A.	10,478	564,308
Lagardere S.C.A.	6,797	185,651
Legrand S.A.	13,330	502,415
L’Oreal S.A.	13,482	1,667,709
LVMH Moet Hennessy Louis Vuitton S.A.	14,167	2,130,020
Natixis S.A.	49,600	156,159
Pernod-Ricard S.A.	11,878	1,332,684
Peugeot S.A.*	13,600	107,482
PPR S.A.	4,190	642,893
Publicis Groupe S.A.	9,898	553,931
Remy Cointreau S.A.	1,273	146,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Renault S.A.	10,786	$506,187
Rexel S.A.	6,151	123,782
Safran S.A.	12,924	464,774
Sanofi S.A.	66,392	5,660,786
Schneider Electric S.A.	29,241	1,730,569
SCOR SE	9,357	241,266
Societe BIC S.A.	1,547	186,909
Societe Generale S.A.*	39,181	1,112,725
Sodexo S.A.	5,291	398,365
Suez Environnement Co. S.A.	16,182	183,388
Technip S.A.	5,568	618,993
Thales S.A.	5,117	175,733
Total S.A.	119,027	5,904,088
Unibail-Rodamco S.A. (REIT)	5,150	1,026,453
Vallourec S.A.	5,796	245,417
Veolia Environnement S.A.	18,969	204,662
Vinci S.A.	25,849	1,100,986
Vivendi S.A.	72,286	1,409,623
Wendel S.A.	1,913	161,510
Zodiac Aerospace	1,936	189,027

		50,148,872

Germany (2.3%)
Adidas AG	11,735	962,711
Allianz SE (Registered)	25,401	3,022,282
Axel Springer AG	2,335	101,180
BASF SE	51,273	4,325,571
Bayer AG (Registered)	46,156	3,963,872
Bayerische Motoren Werke (BMW) AG	18,569	1,357,992
Bayerische Motoren Werke (BMW) AG (Preference)	2,823	144,890
Beiersdorf AG	5,657	415,090
Brenntag AG	2,926	374,502
Celesio AG	5,074	90,470
Commerzbank AG*	204,088	364,284
Continental AG	4,490	439,664
Daimler AG (Registered)	50,564	2,447,369
Deutsche Bank AG (Registered)	51,798	2,046,480
Deutsche Boerse AG	10,679	590,983
Deutsche Lufthansa AG (Registered)	12,345	167,365
Deutsche Post AG (Registered)	47,473	927,279
Deutsche Telekom AG (Registered)	156,552	1,926,271
E.ON AG	100,428	2,383,001
Fraport AG	1,956	113,123
Fresenius Medical Care AG & Co. KGaA	11,768	862,888
Fresenius SE & Co. KGaA	6,957	807,648
GEA Group AG	9,804	296,635
Hannover Rueckversicherung AG (Registered)	3,387	216,426
HeidelbergCement AG	7,893	413,526
Henkel AG & Co. KGaA	7,290	475,614
Henkel AG & Co. KGaA (Preference)	9,995	794,920
Hochtief AG*	1,735	81,290
Hugo Boss AG	1,437	126,493
Infineon Technologies AG	60,977	386,934
K+S AG (Registered)	9,667	475,350
Kabel Deutschland Holding AG*	4,865	347,036
Lanxess AG	4,670	387,256
Linde AG	10,365	1,784,819
MAN SE	2,375	217,455
Merck KGaA	3,627	447,444
Metro AG	7,282	217,801
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	10,058	1,570,391
Porsche Automobil Holding SE (Preference)	8,592	513,910
ProSiebenSat.1 Media AG (Preference)	5,041	127,000
RWE AG	27,449	1,228,041
RWE AG (Preference)	2,329	92,839
Salzgitter AG	2,329	89,981
SAP AG	51,403	3,640,314
Siemens AG (Registered)	45,936	4,581,323
Suedzucker AG	3,535	125,150
ThyssenKrupp AG	21,655	460,271
United Internet AG (Registered)	5,124	104,497
Volkswagen AG	1,657	277,238
Volkswagen AG (Preference)	8,111	1,479,551
Wacker Chemie AG	789	50,655

		48,845,075

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	10,959	204,483
OPAP S.A	11,617	59,714

		264,197

Hong Kong (1.4%)
AIA Group Ltd.	570,600	2,126,674
Ajisen China Holdings Ltd.	942,000	625,647
ASM Pacific Technology Ltd.	10,800	127,791
Bank of East Asia Ltd.	75,800	284,468
Belle International Holdings Ltd.	1,146,000	2,075,024
BOC Hong Kong Holdings Ltd.	207,500	659,639
Cathay Pacific Airways Ltd.	63,000	102,535
Cheung Kong Holdings Ltd.	78,000	1,143,738
Cheung Kong Infrastructure Holdings Ltd.	28,000	169,537
China Mengniu Dairy Co., Ltd.	1,830,000	5,475,332
China Mobile Ltd.	81,000	897,847
China Overseas Land & Investment Ltd.	426,000	1,083,398
China Resources Enterprise Ltd.	426,000	1,422,921
Chow Tai Fook Jewellery Group Ltd.	678,600	966,172
CLP Holdings Ltd.	101,000	858,377
First Pacific Co., Ltd.	124,000	134,810
Galaxy Entertainment Group Ltd.*	80,000	268,247
Hang Lung Group Ltd.	49,000	310,593
Hang Lung Properties Ltd.	126,000	430,614
Hang Seng Bank Ltd.	42,900	657,825
Henderson Land Development Co., Ltd.	53,000	381,401
Hong Kong & China Gas Co., Ltd.	292,468	741,538
Hong Kong Exchanges and Clearing Ltd.	57,500	869,094
Hopewell Holdings Ltd.	30,000	103,688
Hutchison Whampoa Ltd.	119,000	1,154,081
Hysan Development Co., Ltd.	37,000	168,441
Kerry Properties Ltd.	39,000	197,161
Li & Fung Ltd.	330,000	511,552
Lifestyle International Holdings Ltd.	30,500	63,014
Link REIT (REIT)	127,000	601,911
MGM China Holdings Ltd.	54,800	94,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
MTR Corp., Ltd.	81,000	$307,117
New World Development Co., Ltd.	210,500	326,308
Noble Group Ltd.	210,181	226,931
NWS Holdings Ltd.	76,000	122,125
Orient Overseas International Ltd.	11,000	60,646
PCCW Ltd.	209,000	85,443
Power Assets Holdings Ltd.	78,000	662,402
Shangri-La Asia Ltd.	86,166	167,130
Sino Biopharmaceutical	540,000	199,173
Sino Land Co., Ltd.	163,400	305,556
SJM Holdings Ltd.	111,000	241,353
Sun Hung Kai Properties Ltd.	88,000	1,289,236
Swire Pacific Ltd., Class A	38,000	465,563
Wharf Holdings Ltd.	85,100	590,999
Wheelock & Co., Ltd.	50,000	215,694
Wing Hang Bank Ltd.	9,500	89,192
Yue Yuen Industrial Holdings Ltd.	43,500	146,420

		30,209,201

Hungary (0.2%)
Richter Gedeon Nyrt	25,402	4,441,982

India (1.8%)
ACC Ltd.	118,510	3,302,979
Asian Paints Ltd.	34,401	2,566,330
Dr. Reddy’s Laboratories Ltd.	64,505	2,012,563
Glenmark Pharmaceuticals Ltd.	363,480	2,900,880
HDFC Bank Ltd.	478,811	5,711,327
IndusInd Bank Ltd.	409,370	2,757,591
ITC Ltd.	805,767	4,161,360
Larsen & Toubro Ltd.	65,281	1,976,314
Reliance Industries Ltd.	87,978	1,396,439
Sun Pharmaceutical Industries Ltd.	122,230	1,611,851
Tata Consultancy Services Ltd.	125,414	3,081,316
Tata Motors Ltd.	829,824	4,209,298
Tata Steel Ltd.	317,137	2,410,470

		38,098,718

Indonesia (1.1%)
PT Astra International Tbk	5,812,500	4,494,514
PT Bank Mandiri (Persero) Tbk	4,165,000	3,568,757
PT Indofood Sukses Makmur Tbk	4,216,000	2,489,070
PT Indosat Tbk	5,488,500	3,096,959
PT Kalbe Farma Tbk	5,206,000	2,556,761
PT Lippo Karawaci Tbk	42,678,500	4,415,017
PT Telekomunikasi Indonesia (Persero) Tbk	3,918,500	3,869,365

		24,490,443

Ireland (0.5%)
Accenture plc, Class A	31,855	2,230,806
Covidien plc	24,092	1,431,547
CRH plc	40,334	777,468
Elan Corp. plc*	28,200	304,040
Experian plc	56,374	936,727
Ingersoll-Rand plc	14,387	644,825
James Hardie Industries SE (CDI)	24,479	220,911
Kerry Group plc, Class A	8,464	433,435
Seagate Technology plc	17,744	550,064
Shire plc	31,553	924,266
WPP plc	70,692	960,601
XL Group plc	15,343	368,692

		9,783,382

Israel (0.2%)
Bank Hapoalim B.M.*	59,521	212,522
Bank Leumi Le-Israel B.M.*	74,404	208,208
Bezeq Israeli Telecommunication Corp., Ltd.	117,836	137,228
Delek Group Ltd.	318	53,196
Israel Chemicals Ltd.	25,003	304,271
Israel Corp., Ltd.	99	62,932
Mellanox Technologies Ltd.*	2,000	209,931
Mizrahi Tefahot Bank Ltd.*	9,369	83,188
NICE Systems Ltd.*	3,043	101,380
Teva Pharmaceutical Industries Ltd.	52,839	2,172,819

		3,545,675

Italy (0.6%)
Assicurazioni Generali S.p.A.	65,503	941,914
Atlantia S.p.A.	18,582	288,456
Autogrill S.p.A.	5,749	54,632
Banca Monte dei Paschi di Siena S.p.A.*	340,759	98,789
Banco Popolare S.c.a.r.l.*	102,559	153,539
Enel Green Power S.p.A.	101,237	171,205
Enel S.p.A.	369,190	1,305,625
Eni S.p.A.	142,197	3,110,069
Exor S.p.A.	3,343	84,071
Fiat Industrial S.p.A.	48,020	469,290
Fiat S.p.A.*	47,905	255,598
Finmeccanica S.p.A.*	21,382	101,555
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	47,664	61,618
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	565,229	859,269
Luxottica Group S.p.A.	6,566	232,288
Mediaset S.p.A.	36,847	69,179
Mediobanca S.p.A.	30,082	160,735
Pirelli & C. S.p.A.	12,791	137,743
Prysmian S.p.A.	11,444	204,121
Saipem S.p.A.	14,854	713,324
Snam S.p.A.	95,873	425,046
Telecom Italia S.p.A.	527,021	528,254
Telecom Italia S.p.A. (RNC)	338,405	296,362
Terna Rete Elettrica Nazionale S.p.A.	71,415	266,138
UniCredit S.p.A.*	227,249	943,829
Unione di Banche Italiane S.c.p.A.	46,232	170,864

		12,103,513

Japan (5.6%)
ABC-Mart, Inc.	1,600	70,733
Advantest Corp.	8,000	104,049
Aeon Co., Ltd.	33,700	381,306
Aeon Credit Service Co., Ltd.	3,300	71,041
Aeon Mall Co., Ltd.	3,800	93,004
Air Water, Inc.	8,000	98,001
Aisin Seiki Co., Ltd.	10,800	307,227
Ajinomoto Co., Inc.	36,000	564,634
Alfresa Holdings Corp.	2,300	113,615
All Nippon Airways Co., Ltd.	63,000	132,394
Amada Co., Ltd.	21,000	92,030
Aozora Bank Ltd.	30,000	91,876
Asahi Glass Co., Ltd.	57,000	379,805
Asahi Group Holdings Ltd.	21,700	534,992
Asahi Kasei Corp.	71,000	366,645
Asics Corp.	7,900	106,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Astellas Pharma, Inc.	24,900	$1,265,101
Bank of Kyoto Ltd.	19,000	160,930
Bank of Yokohama Ltd.	69,000	328,024
Benesse Holdings, Inc.	3,900	188,903
Bridgestone Corp.	36,500	846,553
Brother Industries Ltd.	12,600	116,894
Canon, Inc.	63,200	2,020,554
Casio Computer Co., Ltd.	11,700	82,907
Central Japan Railway Co.	8,000	703,229
Chiba Bank Ltd.	42,000	244,336
Chiyoda Corp.	9,000	140,005
Chubu Electric Power Co., Inc.	36,200	471,750
Chugai Pharmaceutical Co., Ltd.	12,600	263,980
Chugoku Bank Ltd.	10,000	140,953
Chugoku Electric Power Co., Inc.	16,700	221,911
Citizen Holdings Co., Ltd.	15,700	79,868
Coca-Cola West Co., Ltd.	3,700	61,351
Cosmo Oil Co., Ltd.	28,000	51,666
Credit Saison Co., Ltd.	8,600	207,947
Dai Nippon Printing Co., Ltd.	31,000	216,094
Daicel Corp.	17,000	101,948
Daido Steel Co., Ltd.	15,000	69,772
Daihatsu Motor Co., Ltd.	10,000	166,838
Dai-ichi Life Insurance Co., Ltd.	476	540,410
Daiichi Sankyo Co., Ltd.	37,800	624,833
Daikin Industries Ltd.	13,200	342,178
Dainippon Sumitomo Pharma Co., Ltd.	8,400	92,353
Daito Trust Construction Co., Ltd.	4,100	412,417
Daiwa House Industry Co., Ltd.	28,000	406,509
Daiwa Securities Group, Inc.	93,400	355,456
DeNA Co., Ltd.	6,100	202,604
Denki Kagaku Kogyo KK	25,000	77,524
Denso Corp.	27,300	857,410
Dentsu, Inc.	10,186	258,435
East Japan Railway Co.	19,037	1,261,165
Eisai Co., Ltd.	14,100	635,982
Electric Power Development Co., Ltd.	6,800	178,975
FamilyMart Co., Ltd.	3,300	162,378
FANUC Corp.	10,700	1,724,833
Fast Retailing Co., Ltd.	2,900	674,462
Fuji Electric Co., Ltd.	29,000	59,085
Fuji Heavy Industries Ltd.	33,000	274,013
Fujifilm Holdings Corp.	26,000	435,777
Fujitsu Ltd.	105,000	394,221
Fukuoka Financial Group, Inc.	45,000	182,791
Furukawa Electric Co., Ltd.*	38,000	71,579
Gree, Inc.	4,900	89,725
GS Yuasa Corp.	21,000	87,455
Gunma Bank Ltd.	22,000	111,917
Hachijuni Bank Ltd.	24,000	133,162
Hakuhodo DY Holdings, Inc.	1,230	82,904
Hamamatsu Photonics KK	3,800	130,546
Hankyu Hanshin Holdings, Inc..	63,000	340,671
Hino Motors Ltd.	15,000	98,219
Hirose Electric Co., Ltd.	1,600	179,395
Hisamitsu Pharmaceutical Co., Inc.	3,500	193,523
Hitachi Chemical Co., Ltd.	5,400	73,001
Hitachi Construction Machinery Co., Ltd.	6,000	97,104
Hitachi High-Technologies Corp.	3,700	89,276
Hitachi Ltd.	260,200	1,447,037
Hitachi Metals Ltd.	9,000	80,267
Hokkaido Electric Power Co., Inc.	10,900	88,552
Hokuriku Electric Power Co.	9,900	120,135
Honda Motor Co., Ltd.	91,000	2,795,067
Hoya Corp.	24,400	536,212
Hulic Co., Ltd.*	13,300	80,441
Ibiden Co., Ltd.	6,400	93,573
Idemitsu Kosan Co., Ltd.	1,300	106,612
IHI Corp.	74,000	164,992
INPEX Corp.	123	733,681
Isetan Mitsukoshi Holdings Ltd.	19,400	202,353
Isuzu Motors Ltd.	67,000	323,667
ITOCHU Corp.	84,500	856,477
ITOCHU Techno-Solutions Corp.	1,300	67,632
Iyo Bank Ltd.	14,000	114,095
J. Front Retailing Co., Ltd.	26,000	145,925
Japan Petroleum Exploration Co.	1,700	68,183
Japan Prime Realty Investment Corp. (REIT)	45	135,623
Japan Real Estate Investment Corp. (REIT)	31	312,225
Japan Retail Fund Investment Corp. (REIT)	102	182,330
Japan Steel Works Ltd.	17,000	94,759
Japan Tobacco, Inc.	50,400	1,512,517
JFE Holdings, Inc.	25,900	341,838
JGC Corp.	11,000	367,184
Joyo Bank Ltd.	37,000	181,112
JSR Corp.	9,900	162,378
JTEKT Corp.	12,300	97,246
Jupiter Telecommunications Co., Ltd.	112	113,665
JX Holdings, Inc.	126,033	689,596
Kajima Corp.	49,000	133,739
Kamigumi Co., Ltd.	14,000	115,889
Kaneka Corp.	15,000	72,271
Kansai Electric Power Co., Inc.	42,100	329,075
Kansai Paint Co., Ltd.	12,000	133,009
Kao Corp.	29,500	869,426
Kawasaki Heavy Industries Ltd.	80,000	158,893
Kawasaki Kisen Kaisha Ltd.*	50,000	62,788
KDDI Corp.	15,100	1,172,553
Keikyu Corp.	27,000	254,639
Keio Corp.	32,000	241,517
Keisei Electric Railway Co., Ltd.	15,000	135,507
Keyence Corp.	2,480	635,572
Kikkoman Corp.	9,000	123,052
Kinden Corp.	8,000	50,436
Kintetsu Corp.	91,000	356,817
Kirin Holdings Co., Ltd.	48,000	642,132
Kobe Steel Ltd.	138,000	109,636
Koito Manufacturing Co., Ltd.	5,000	57,791
Komatsu Ltd.	52,400	1,032,019
Konami Corp.	5,900	134,043
Konica Minolta Holdings, Inc.	27,500	211,430
Kubota Corp.	61,000	617,504
Kuraray Co., Ltd.	19,300	219,363
Kurita Water Industries Ltd.	6,600	146,225
Kyocera Corp.	8,600	744,951
Kyowa Hakko Kirin Co., Ltd.	15,000	181,253
Kyushu Electric Power Co., Inc.	24,600	203,004
Lawson, Inc.	3,300	253,716
LIXIL Group Corp.	14,900	355,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Mabuchi Motor Co., Ltd.	1,200	$54,895
Makita Corp.	6,300	244,605
Marubeni Corp.	93,000	593,465
Marui Group Co., Ltd.	11,700	82,907
Maruichi Steel Tube Ltd.	2,300	49,218
Mazda Motor Corp.*	155,300	181,090
McDonald’s Holdings Co. Japan Ltd.	3,910	111,378
Medipal Holdings Corp.	7,800	107,345
MEIJI Holdings Co., Ltd.	3,422	169,916
Miraca Holdings, Inc.	3,200	143,721
Mitsubishi Chemical Holdings Corp.	76,000	291,184
Mitsubishi Corp.	78,800	1,432,819
Mitsubishi Electric Corp.	108,000	797,130
Mitsubishi Estate Co., Ltd.	70,000	1,340,082
Mitsubishi Gas Chemical Co., Inc.	23,000	115,531
Mitsubishi Heavy Industries Ltd.	170,000	736,289
Mitsubishi Logistics Corp.	7,000	83,329
Mitsubishi Materials Corp.	64,000	201,743
Mitsubishi Motors Corp.*	218,000	201,128
Mitsubishi Tanabe Pharma Corp.	12,900	196,211
Mitsubishi UFJ Financial Group, Inc.	710,900	3,334,052
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,380	142,494
Mitsui & Co., Ltd.	97,500	1,371,797
Mitsui Chemicals, Inc.	46,000	90,185
Mitsui Fudosan Co., Ltd.	47,000	941,325
Mitsui O.S.K. Lines Ltd.	61,000	142,260
Mizuho Financial Group, Inc.	1,279,944	2,082,943
MS&AD Insurance Group Holdings, Inc.	28,407	491,772
Murata Manufacturing Co., Ltd.	11,400	606,958
Nabtesco Corp.	5,400	99,157
Namco Bandai Holdings, Inc.	10,300	174,482
NEC Corp.*	146,000	231,984
Nexon Co., Ltd.*	241,700	3,323,220
NGK Insulators Ltd.	16,000	191,697
NGK Spark Plug Co., Ltd.	11,000	115,723
NHK Spring Co., Ltd.	9,000	77,268
Nidec Corp.	6,100	446,322
Nikon Corp.	19,100	525,715
Nintendo Co., Ltd.	5,900	747,706
Nippon Building Fund, Inc. (REIT)	34	366,402
Nippon Electric Glass Co., Ltd.	21,000	115,979
Nippon Express Co., Ltd.	49,000	185,853
Nippon Meat Packers, Inc.	10,000	128,396
Nippon Paper Group, Inc.	5,092	60,094
Nippon Steel Corp.	424,915	871,174
Nippon Telegraph & Telephone Corp.	24,459	1,165,908
Nippon Yusen KK	90,000	159,149
Nishi-Nippon City Bank Ltd.	35,000	81,176
Nissan Motor Co., Ltd.	139,400	1,187,865
Nisshin Seifun Group, Inc.	11,000	135,315
Nisshin Steel Co., Ltd.†	41,000	44,131
Nissin Foods Holdings Co., Ltd.	3,300	129,395
Nitori Holdings Co., Ltd.	1,950	181,157
Nitto Denko Corp.	9,300	443,311
NKSJ Holdings, Inc.	20,981	410,802
NOK Corp.	5,800	92,827
Nomura Holdings, Inc.	203,700	728,246
Nomura Real Estate Holdings, Inc.	5,700	100,210
Nomura Real Estate Office Fund, Inc. (REIT)	14	87,814
Nomura Research Institute Ltd.	5,400	111,335
NSK Ltd.	24,000	139,313
NTN Corp.	23,000	46,271
NTT Data Corp.	70	219,669
NTT DoCoMo, Inc.	857	1,390,264
NTT Urban Development Corp.	67	54,431
Obayashi Corp.	38,000	173,347
Odakyu Electric Railway Co., Ltd.	35,000	368,209
OJI Paper Co., Ltd.	45,000	137,237
Olympus Corp.*	12,400	241,517
Omron Corp.	11,400	219,118
Ono Pharmaceutical Co., Ltd.	4,600	283,227
Oracle Corp. Japan	2,200	113,467
Oriental Land Co., Ltd.	2,800	368,836
ORIX Corp.	5,880	590,712
Osaka Gas Co., Ltd.	105,000	462,840
Otsuka Corp.	800	71,758
Otsuka Holdings Co., Ltd.	20,400	632,599
Panasonic Corp.	123,800	818,565
Rakuten, Inc.	40,700	414,614
Resona Holdings, Inc.	105,805	433,849
Ricoh Co., Ltd.	36,000	303,998
Rinnai Corp.	1,800	134,239
Rohm Co., Ltd.	5,400	181,845
Sankyo Co., Ltd.	2,700	125,762
Sanrio Co., Ltd.	2,300	82,433
Santen Pharmaceutical Co., Ltd.	4,300	197,809
SBI Holdings, Inc.	11,660	75,154
Secom Co., Ltd.	11,800	615,402
Sega Sammy Holdings, Inc.	11,100	210,650
Seiko Epson Corp.	6,500	39,646
Sekisui Chemical Co., Ltd.	24,000	193,439
Sekisui House Ltd.	30,000	297,924
Seven & I Holdings Co., Ltd.	41,900	1,286,959
Seven Bank Ltd.	32,000	97,591
Sharp Corp.	56,000	138,493
Shikoku Electric Power Co., Inc.	9,600	108,375
Shimadzu Corp.	14,000	98,129
Shimamura Co., Ltd.	1,200	139,774
Shimano, Inc.	4,200	305,689
Shimizu Corp.	31,000	104,472
Shin-Etsu Chemical Co., Ltd.	23,000	1,293,824
Shinsei Bank Ltd.	80,000	103,537
Shionogi & Co., Ltd.	16,800	256,607
Shiseido Co., Ltd.	20,200	277,219
Shizuoka Bank Ltd.	29,000	296,912
Showa Denko KK	83,000	131,881
Showa Shell Sekiyu KK	9,500	50,397
SMC Corp.	3,000	483,598
Softbank Corp.	49,400	2,000,308
Sojitz Corp.	66,000	85,418
Sony Corp.	56,400	664,167
Sony Financial Holdings, Inc.	10,100	173,165
Square Enix Holdings Co., Ltd.	3,500	53,415
Stanley Electric Co., Ltd.	7,700	114,059
Sumco Corp.*	7,200	48,529
Sumitomo Chemical Co., Ltd.	84,000	214,198
Sumitomo Corp.	63,100	851,413
Sumitomo Electric Industries Ltd.	42,300	447,175
Sumitomo Heavy Industries Ltd.	29,000	99,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Metal Mining Co., Ltd.	29,000	$366,030
Sumitomo Mitsui Financial Group, Inc.	74,907	2,342,044
Sumitomo Mitsui Trust Holdings, Inc.	175,020	520,305
Sumitomo Realty & Development Co., Ltd.	20,000	531,010
Sumitomo Rubber Industries Ltd.	9,100	108,095
Suruga Bank Ltd.	11,000	124,744
Suzuken Co., Ltd.	4,100	136,334
Suzuki Motor Corp.	20,700	401,852
Sysmex Corp.	4,100	197,277
T&D Holdings, Inc.	32,500	351,903
Taiheiyo Cement Corp.	64,000	137,776
Taisei Corp.	59,000	169,349
Taisho Pharmaceutical Holdings Co., Ltd.	2,100	171,412
Taiyo Nippon Sanso Corp.	15,000	78,998
Takashimaya Co., Ltd.	14,000	96,156
Takeda Pharmaceutical Co., Ltd.	44,000	2,026,909
TDK Corp.	6,900	256,937
Teijin Ltd.	53,000	129,716
Terumo Corp.	8,500	365,966
THK Co., Ltd.	7,100	108,993
Tobu Railway Co., Ltd.	57,000	306,766
Toho Co., Ltd.	6,000	110,328
Toho Gas Co., Ltd.	23,000	152,960
Tohoku Electric Power Co., Inc.	26,100	210,031
Tokio Marine Holdings, Inc.	40,600	1,037,371
Tokyo Electric Power Co., Inc.*	84,200	138,104
Tokyo Electron Ltd.	9,600	409,021
Tokyo Gas Co., Ltd.	138,000	760,379
Tokyu Corp.	64,000	305,894
Tokyu Land Corp.	25,000	133,906
TonenGeneral Sekiyu KK	16,000	138,801
Toppan Printing Co., Ltd.	31,000	179,946
Toray Industries, Inc.	82,000	485,443
Toshiba Corp.	226,000	723,988
Tosoh Corp.	30,000	56,894
TOTO Ltd.	16,000	117,683
Toyo Seikan Kaisha Ltd.	8,000	85,597
Toyo Suisan Kaisha Ltd.	5,000	125,064
Toyoda Gosei Co., Ltd.	3,500	70,099
Toyota Boshoku Corp.	3,400	35,290
Toyota Industries Corp.	9,100	254,786
Toyota Motor Corp.	154,100	6,002,870
Toyota Tsusho Corp.	11,900	254,499
Trend Micro, Inc.	6,100	170,400
Tsumura & Co.	3,200	100,543
Ube Industries Ltd.	57,000	122,706
Unicharm Corp.	6,400	367,401
Ushio, Inc.	5,400	64,905
USS Co., Ltd.	1,250	132,144
West Japan Railway Co.	9,500	405,978
Yahoo! Japan Corp.	817	311,243
Yakult Honsha Co., Ltd.	5,500	260,764
Yamada Denki Co., Ltd.	4,970	218,122
Yamaguchi Financial Group, Inc.	11,000	89,083
Yamaha Corp.	8,300	77,002
Yamaha Motor Co., Ltd.	16,300	142,447
Yamato Holdings Co., Ltd.	21,000	332,599
Yamato Kogyo Co., Ltd.	2,200	64,923
Yamazaki Baking Co., Ltd.	6,000	80,343
Yaskawa Electric Corp.	13,000	87,122
Yokogawa Electric Corp.	10,800	124,828

		118,051,210

Luxembourg (0.1%)
ArcelorMittal S.A.	52,536	753,427
Millicom International Cellular S.A. (SDR)	3,523	326,889
SES S.A. (FDR)	17,198	467,753
Tenaris S.A.	26,497	540,713

		2,088,782

Macau (0.0%)
Sands China Ltd.	135,587	506,218
Wynn Macau Ltd.	87,600	236,679

		742,897

Malaysia (0.7%)
AirAsia Bhd	1,789,600	1,768,229
Axiata Group Bhd	2,186,500	4,649,845
CIMB Group Holdings Bhd	1,323,900	3,248,569
Gamuda Berhad	1,160,000	1,305,546
IHH Healthcare Bhd*	1,211,700	1,268,588
Sime Darby Bhd	844,600	2,708,025

		14,948,802

Mexico (1.1%)
Alfa S.A.B. de C.V., Class A	1,172,000	2,181,609
Cemex S.A.B. de C.V. (ADR)*	339,100	2,824,703
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	23,500	2,161,530
Fresnillo plc	10,070	301,317
Grupo Financiero Santander Mexico S.A.B. de C.V. (ADR), Class B*	235,500	3,226,350
Grupo Televisa S.A.B. (ADR)	121,200	2,849,412
Mexichem S.A.B. de C.V.	485,906	2,317,460
Wal-Mart de Mexico S.A.B. de C.V.	2,408,200	6,782,081

		22,644,462

Netherlands (1.4%)
Aegon N.V.	96,448	501,339
Akzo Nobel N.V.	13,166	744,265
ASML Holding N.V.	23,548	1,258,528
Corio N.V. (REIT)	3,478	147,870
D.E Master Blenders 1753 N.V.*	33,497	403,550
Delta Lloyd N.V.	7,727	117,815
European Aeronautic Defence and Space Co. N.V.	23,033	730,048
Fugro N.V. (CVA)	3,846	261,547
Gemalto N.V.	4,476	393,717
Heineken Holding N.V.	5,661	274,946
Heineken N.V.	12,926	770,564
ING Groep N.V. (CVA)*	214,818	1,697,443
Koninklijke (Royal) KPN N.V.	56,207	429,473
Koninklijke Ahold N.V.	58,670	734,864
Koninklijke Boskalis Westminster N.V.	4,217	152,438
Koninklijke DSM N.V.	8,654	431,488
Koninklijke Philips Electronics N.V.	58,353	1,361,380
Koninklijke Vopak N.V.	3,948	277,209
LyondellBasell Industries N.V., Class A	16,947	875,482
QIAGEN N.V.*	13,153	242,040
Randstad Holding N.V.	6,722	223,425
Reed Elsevier N.V.	38,601	516,132
Royal Dutch Shell plc, Class A	206,777	7,152,213
Royal Dutch Shell plc, Class B	147,661	5,240,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SBM Offshore N.V.*	9,233	$131,581
TNT Express N.V.	18,306	191,157
Unilever N.V. (CVA)	90,904	3,215,950
Wolters Kluwer N.V.	16,937	318,420

		28,795,861

New Zealand (0.0%)
Auckland International Airport Ltd.	51,337	111,476
Contact Energy Ltd.*	19,112	83,635
Fletcher Building Ltd.	38,243	220,920
SKYCITY Entertainment Group Ltd.	34,110	106,862
Telecom Corp. of New Zealand Ltd.	108,138	213,307

		736,200

Norway (0.2%)
Aker Solutions ASA	9,506	180,035
DNB ASA	54,834	672,396
Gjensidige Forsikring ASA	11,625	161,219
Norsk Hydro ASA	52,285	244,956
Orkla ASA	43,321	329,015
Seadrill Ltd.	19,743	770,917
Statoil ASA	62,590	1,615,853
Telenor ASA	40,600	791,604
Yara International ASA	10,493	525,667

		5,291,662

Peru (0.3%)
Cia de Minas Buenaventura S.A. (ADR)	74,640	2,907,974
Credicorp Ltd.	31,770	3,980,146

		6,888,120

Philippines (1.1%)
Ayala Corp.	51,086	521,943
Bloomberry Resorts Corp.*	9,414,100	2,527,578
DMCI Holdings, Inc.	2,147,050	2,987,804
Metro Pacific Investments Corp.	33,293,000	3,344,065
Metropolitan Bank & Trust	1,964,301	4,355,696
Philippine Long Distance Telephone Co.	73,850	4,928,644
SM Investments Corp.	246,360	4,311,226

		22,976,956

Poland (0.5%)
Polskie Gornictwo Naftowe i Gazownictwo S.A.*	1,881,298	2,390,050
Powszechny Zaklad Ubezpieczen S.A.	39,030	4,385,872
Telekomunikacja Polska S.A.	840,021	4,313,313

		11,089,235

Portugal (0.3%)
Banco Espirito Santo S.A. (Registered)*	107,261	78,015
EDP - Energias de Portugal S.A.	107,180	295,021
Galp Energia SGPS S.A., Class B	13,307	215,804
Jeronimo Martins SGPS S.A.	288,569	4,815,170
Portugal Telecom SGPS S.A. (Registered)	35,207	174,049

		5,578,059

Russia (0.7%)
Gazprom OAO (ADR)	297,217	2,981,087
LUKOIL OAO (ADR)	126,921	7,810,718
Rosneft Oil Co. (Registered) (GDR)	495,889	3,332,374

		14,124,179

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	103,000	202,273
CapitaLand Ltd.	144,000	373,142
CapitaMall Trust (REIT)	127,000	209,045
CapitaMalls Asia Ltd.	71,564	96,220
City Developments Ltd.	29,000	277,428
ComfortDelGro Corp., Ltd.	110,000	153,724
Cosco Corp., (Singapore) Ltd.	49,000	38,531
DBS Group Holdings Ltd.	102,000	1,196,040
Fraser and Neave Ltd.	52,000	376,271
Genting Singapore plc	342,457	382,306
Global Logistic Properties Ltd.	113,000	231,120
Golden Agri-Resources Ltd.	363,225	195,346
Hutchison Port Holdings Trust, Class U	293,000	212,425
Jardine Cycle & Carriage Ltd.	6,000	235,169
Keppel Corp., Ltd.	80,600	748,729
Keppel Land Ltd.	40,000	115,711
Neptune Orient Lines Ltd.*	44,750	41,206
Olam International Ltd.	92,000	153,683
Oversea-Chinese Banking Corp., Ltd.	145,000	1,103,569
SembCorp Industries Ltd.	55,000	254,115
SembCorp Marine Ltd.	46,000	186,294
Singapore Airlines Ltd.	30,000	262,549
Singapore Exchange Ltd.	47,000	268,090
Singapore Press Holdings Ltd.	86,000	285,218
Singapore Technologies Engineering Ltd.	86,000	248,077
Singapore Telecommunications Ltd.	447,000	1,165,580
StarHub Ltd.	31,288	94,843
United Overseas Bank Ltd.	71,000	1,136,856
UOL Group Ltd.	24,000	112,060
Wilmar International Ltd.	108,000	286,017

		10,641,637

South Africa (0.9%)
AngloGold Ashanti Ltd.	53,964	1,895,969
AngloGold Ashanti Ltd. (ADR)	8,510	298,276
AVI Ltd.	308,927	2,218,128
Clicks Group Ltd.	384,478	2,673,746
Life Healthcare Group Holdings Ltd.	472,806	1,803,627
Naspers Ltd., Class N	80,839	5,001,761
Pick n Pay Stores Ltd.	439,657	2,358,079
Sasol Ltd.	42,700	1,909,982

		18,159,568

South Korea (3.5%)
Cheil Industries, Inc.	21,331	1,948,037
Cheil Worldwide, Inc.	48,488	1,031,776
Hyundai Engineering & Construction Co., Ltd.	42,578	2,585,883
Hyundai Glovis Co., Ltd.	10,853	2,377,763
Hyundai Heavy Industries Co., Ltd.	12,407	2,818,694
Hyundai Motor Co.	41,477	9,404,327
KB Financial Group, Inc.	57,351	2,048,573
Korea Aerospace Industries Ltd.	53,720	1,348,528
Korean Air Lines Co., Ltd.*	36,393	1,556,999
LG Chem Ltd.	10,661	3,179,811
LG Household & Health Care Ltd.	3,695	2,111,096
Mando Corp.	7,459	1,033,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
NCSoft Corp.	13,903	$2,970,927
NHN Corp.	12,073	3,155,594
Samsung Electronics Co., Ltd.	17,148	20,767,220
Samsung Electronics Co., Ltd. (Preference)	5,600	3,975,437
Samsung Fire & Marine Insurance Co., Ltd.	8,781	1,888,260
Samsung Life Insurance Co., Ltd.	11,231	971,095
Shinhan Financial Group Co., Ltd.	84,309	2,878,761
SK C&C Co., Ltd.	21,239	1,907,148
SM Entertainment Co.*	36,990	1,986,911
Woongjin Coway Co., Ltd.	75,198	2,080,517

		74,026,882

Spain (0.8%)
Abertis Infraestructuras S.A.	20,585	302,884
Acciona S.A.	1,127	64,143
Acerinox S.A.	5,063	56,773
ACS Actividades de Construccion y Servicios S.A.	8,208	169,079
Amadeus IT Holding S.A., Class A	17,586	409,718
Banco Bilbao Vizcaya Argentaria S.A.	300,829	2,363,165
Banco de Sabadell S.A.*	156,806	421,142
Banco Popular Espanol S.A.	76,923	168,144
Banco Santander S.A.*	550,403	4,098,777
Bankia S.A.*	57,848	96,639
CaixaBank	44,206	166,217
Distribuidora Internacional de Alimentacion S.A.	33,100	182,688
Enagas S.A.	10,312	203,410
Ferrovial S.A.	22,079	287,273
Gas Natural SDG S.A.	19,492	275,906
Grifols S.A.*	8,537	281,941
Iberdrola S.A.	217,773	987,308
Inditex S.A.	12,237	1,519,522
Mapfre S.A.	40,706	111,523
Red Electrica Corporacion S.A.	6,178	292,911
Repsol S.A.	45,953	891,093
Telefonica S.A.	224,949	2,999,109
Zardoya Otis S.A.	9,109	107,106

		16,456,471

Sweden (0.9%)
Alfa Laval AB	18,835	341,500
Assa Abloy AB, Class B	18,607	603,917
Atlas Copco AB, Class A	37,668	879,081
Atlas Copco AB, Class B	21,898	458,042
Boliden AB	15,362	256,080
Electrolux AB	13,506	333,085
Elekta AB, Class B	20,736	273,847
Getinge AB, Class B	11,236	339,023
Hennes & Mauritz AB, Class B	52,921	1,838,475
Hexagon AB, Class B	13,296	284,995
Holmen AB, Class B	2,786	76,131
Husqvarna AB, Class B	23,733	121,071
Industrivarden AB, Class C	6,161	88,164
Investment AB Kinnevik, Class B	11,221	233,002
Investor AB, Class B	25,559	562,634
Lundin Petroleum AB*	12,497	304,587
Modern Times Group AB, Class B	2,425	107,096
Nordea Bank AB	147,551	1,458,933
Ratos AB, Class B	10,087	88,988
Sandvik AB	56,293	763,994
Scania AB, Class B	17,964	329,537
Securitas AB, Class B	18,246	136,884
Skandinaviska Enskilda Banken AB, Class A	79,149	662,708
Skanska AB, Class B	21,329	345,158
SKF AB, Class B	21,995	474,469
SSAB AB, Class A	8,022	56,995
Svenska Cellulosa AB, Class B	32,467	602,998
Svenska Handelsbanken AB, Class A	27,492	1,029,987
Swedbank AB, Class A	46,025	864,615
Swedish Match AB	11,378	460,053
Tele2 AB, Class B	17,843	323,786
Telefonaktiebolaget LM Ericsson, Class B	168,899	1,538,882
TeliaSonera AB	121,451	874,163
Volvo AB, Class B	78,062	1,094,494

		18,207,374

Switzerland (2.8%)
ABB Ltd. (Registered)*	122,605	2,299,577
ACE Ltd.	17,016	1,286,410
Actelion Ltd. (Registered)*	6,227	311,714
Adecco S.A. (Registered)*	7,437	353,939
Aryzta AG*	4,898	234,875
Baloise Holding AG (Registered)	2,732	214,813
Banque Cantonale Vaudoise (Registered)	173	89,673
Barry Callebaut AG (Registered)*	107	99,264
Cie Financiere Richemont S.A., Class A	29,090	1,744,472
Credit Suisse Group AG (Registered)*	68,311	1,447,569
GAM Holding AG*	10,894	141,894
Geberit AG (Registered)*	2,124	461,837
Givaudan S.A. (Registered)*	466	442,217
Glencore International plc	212,796	1,178,970
Holcim Ltd. (Registered)*	12,844	818,028
Julius Baer Group Ltd.*	11,597	404,446
Kuehne + Nagel International AG (Registered)	3,031	342,256
Lindt & Spruengli AG*	48	151,885
Lindt & Spruengli AG (Registered)*	6	216,587
Lonza Group AG (Registered)*	2,834	148,224
Nestle S.A. (Registered)	184,388	11,625,953
Noble Corp.*	12,677	453,583
Novartis AG (Registered)	128,495	7,862,719
Pargesa Holding S.A.	1,598	105,854
Partners Group Holding AG	775	161,263
Pentair Ltd. (Registered)	4,975	220,144
Roche Holding AG	39,244	7,331,388
Schindler Holding AG	2,729	335,431
Schindler Holding AG (Registered)	1,251	154,430
SGS S.A. (Registered)	307	630,648
Sika AG	123	250,839
Sonova Holding AG (Registered)*	2,809	283,887
STMicroelectronics N.V.	35,523	191,406
Straumann Holding AG (Registered)	491	65,310
Sulzer AG (Registered)	1,307	190,387
Swatch Group AG	8,517	3,397,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Swatch Group AG (Registered)	2,392	$166,206
Swiss Life Holding AG (Registered)*	1,665	198,100
Swiss Prime Site AG (Registered)*	2,771	228,928
Swiss Reinsurance AG*	19,752	1,269,546
Swisscom AG (Registered)	1,308	525,703
Syngenta AG (Registered)	5,272	1,970,343
TE Connectivity Ltd.	21,469	730,161
Transocean Ltd.	19,656	876,735
Tyco International Ltd.	23,077	1,298,312
UBS AG (Registered)*	203,060	2,472,129
Wolseley plc	15,992	682,267
Xstrata plc	117,878	1,822,595
Zurich Insurance Group AG*	8,215	2,045,670

		59,936,331

Taiwan (1.4%)
Asustek Computer, Inc.	271,862	2,953,862
Catcher Technology Co., Ltd.	133,000	626,128
Chailease Holding Co., Ltd.*	889,000	1,677,101
China Life Insurance Co., Ltd.*	1,509,873	1,398,436
Formosa Plastics Corp.	516,000	1,475,116
Foxconn Technology Co., Ltd.	100	389
Fubon Financial Holding Co., Ltd.	811,950	883,593
Hon Hai Precision Industry Co., Ltd.	983,436	3,086,500
Lung Yen Life Service Corp.	284,000	978,525
MediaTek, Inc.	104,000	1,098,061
MStar Semiconductor, Inc.	261,000	2,096,832
Siliconware Precision Industries Co.	197,000	219,423
Taiwan Cement Corp.	1,402,000	1,736,149
Taiwan Semiconductor Manufacturing Co., Ltd.	2,793,133	8,556,581
Uni-President Enterprises Corp.	1,940,267	3,441,891

		30,228,587

Thailand (0.9%)
Bank of Ayudhya PCL (NVDR)	1,853,500	1,881,802
Banpu PCL (Registered)	12,950	164,925
Banpu PCL (NVDR)	164,550	2,095,633
Kasikornbank PCL	90,500	536,590
Kasikornbank PCL (NVDR)	743,200	4,406,563
Land and Houses PCL (NVDR)	14,357,800	4,244,834
PTT PCL	7,600	81,235
PTT PCL (NVDR)	155,700	1,664,240
Siam Cement PCL (NVDR)	165,300	1,874,259
Supalai PCL (NVDR)	2,243,600	1,428,673
Supalai Public Co., Ltd.*	22,600	14,685

		18,393,439

Turkey (0.9%)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	436,088	6,478,536
Haci Omer Sabanci Holding A/S	661,054	2,898,375
Turk Telekomunikasyon A/S	627,317	2,499,146
Turkiye Garanti Bankasi A/S	1,800,334	7,512,870

		19,388,927

United Kingdom (5.7%)
3i Group plc	55,991	201,353
Aberdeen Asset Management plc	48,729	244,797
Admiral Group plc	11,407	193,963
Aggreko plc	14,988	559,807
AMEC plc	17,683	327,235
Anglo American plc	77,698	2,279,730
Antofagasta plc	22,132	451,023
Aon plc	16,179	846,000
ARM Holdings plc	77,185	716,670
Associated British Foods plc	19,994	416,171
AstraZeneca plc	70,508	3,364,454
Aviva plc	163,019	838,956
Babcock International Group plc	20,162	301,809
BAE Systems plc	181,584	953,264
Balfour Beatty plc	38,621	189,403
Barclays plc	650,066	2,255,338
BG Group plc	189,617	3,827,419
BHP Billiton plc	117,886	3,664,475
BP plc	1,064,189	7,501,045
British American Tobacco plc	109,227	5,607,994
British Land Co. plc (REIT)	46,549	392,373
British Sky Broadcasting Group plc	60,696	728,718
BT Group plc	436,413	1,625,788
Bunzl plc	18,566	332,482
Burberry Group plc	24,615	397,881
Capita plc	36,695	458,931
Capital Shopping Centres Group plc (REIT)	31,425	166,038
Carnival plc	10,167	374,815
Centrica plc	290,161	1,535,913
Cobham plc	60,576	216,863
Compass Group plc	104,481	1,153,173
Croda International plc	7,651	299,605
Diageo plc	139,846	3,928,197
Ensco plc, Class A	11,645	635,351
Eurasian Natural Resources Corp.	13,282	66,209
Evraz plc	19,242	76,624
G4S plc	79,177	339,711
GKN plc	87,207	302,485
GlaxoSmithKline plc	280,172	6,458,320
Hammerson plc (REIT)	39,942	290,888
HSBC Holdings plc	1,015,245	9,398,781
ICAP plc	31,794	164,856
IMI plc	18,160	263,923
Imperial Tobacco Group plc	55,502	2,054,197
Inmarsat plc	25,680	244,662
InterContinental Hotels Group plc	16,337	427,372
International Consolidated Airlines Group S.A.*	54,312	130,584
Intertek Group plc	8,989	397,723
Invensys plc	46,903	177,305
Investec plc	31,026	191,585
ITV plc	207,444	296,123
J Sainsbury plc	68,514	384,462
Johnson Matthey plc	11,499	448,060
Kazakhmys plc	12,271	137,220
Kingfisher plc	132,915	567,055
Land Securities Group plc (REIT)	43,723	537,649
Legal & General Group plc	329,476	701,758
Lloyds Banking Group plc*	2,369,841	1,485,954
London Stock Exchange Group plc	9,901	150,768
Lonmin plc	8,499	76,512
Man Group plc	106,603	141,759
Marks & Spencer Group plc	90,012	518,614
Meggitt plc	43,724	278,821
Melrose plc	67,417	263,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
National Grid plc	199,950	$2,205,265
Next plc	9,157	510,142
Old Mutual plc	273,045	749,111
Pearson plc	45,771	894,323
Petrofac Ltd.	14,557	374,931
Prudential plc	142,905	1,849,565
Randgold Resources Ltd.	4,890	601,309
Reckitt Benckiser Group plc	36,274	2,088,208
Reed Elsevier plc	68,298	652,903
Resolution Ltd.	77,275	270,905
Rexam plc	49,233	345,752
Rio Tinto plc	74,808	3,485,079
Rolls-Royce Holdings plc*	105,003	1,429,381
Royal Bank of Scotland Group plc*	114,981	477,175
RSA Insurance Group plc	198,227	353,707
SABMiller plc (Johannesburg Stock Exchange)	100,002	4,346,597
SABMiller plc (Quote MTF Exchange)	53,289	2,340,589
Sage Group plc	69,641	352,438
Schroders plc	6,568	160,999
Segro plc (REIT)	41,688	152,677
Serco Group plc	27,963	261,897
Severn Trent plc	13,336	361,572
Smith & Nephew plc	50,271	554,849
Smiths Group plc	22,034	368,970
SSE plc	52,634	1,183,108
Standard Chartered plc	133,691	3,022,379
Standard Life plc	132,084	581,640
Subsea 7 S.A.	15,796	364,508
Tate & Lyle plc	26,196	281,515
Tesco plc	450,435	2,414,843
TUI Travel plc	26,702	100,940
Tullow Oil plc	50,759	1,122,929
Unilever plc	71,592	2,603,464
United Utilities Group plc	38,264	442,407
Vedanta Resources plc	6,336	105,281
Vodafone Group plc	2,756,795	7,823,815
Weir Group plc	11,864	338,713
Whitbread plc	9,987	365,761
WM Morrison Supermarkets plc	129,441	596,129

		120,496,461

United States (30.5%)
3M Co	31,915	2,949,584
Abbott Laboratories	78,749	5,399,031
Abercrombie & Fitch Co., Class A	4,066	137,919
Adobe Systems, Inc.*	24,678	801,048
Advanced Micro Devices, Inc.*	29,111	98,104
AES Corp.*	31,159	341,814
Aetna, Inc.	16,772	664,171
Aflac, Inc.	23,499	1,125,132
Agilent Technologies, Inc.	17,486	672,337
AGL Resources, Inc.	5,899	241,328
Air Products and Chemicals, Inc.	10,624	878,605
Airgas, Inc.	3,480	286,404
Akamai Technologies, Inc.*	8,899	340,476
Alcoa, Inc.	53,543	473,856
Alexion Pharmaceuticals, Inc.*	9,688	1,108,307
Allegheny Technologies, Inc.	5,380	171,622
Allergan, Inc.	15,433	1,413,354
Allstate Corp.	24,335	963,909
Alpha Natural Resources, Inc.*	10,605	69,675
Altera Corp.	16,055	545,629
Altria Group, Inc.	102,008	3,406,047
Amazon.com, Inc.*	18,148	4,615,399
Ameren Corp.	12,177	397,823
American Electric Power Co., Inc.	24,334	1,069,236
American Express Co.	49,491	2,814,058
American International Group, Inc.*	58,524	1,919,002
American Tower Corp. (REIT)	19,830	1,415,664
Ameriprise Financial, Inc.	10,575	599,497
AmerisourceBergen Corp.	12,629	488,869
Amgen, Inc.	38,677	3,261,245
Amphenol Corp., Class A	8,079	475,692
Anadarko Petroleum Corp.	25,074	1,753,174
Analog Devices, Inc.	15,001	587,889
Apache Corp.	19,632	1,697,579
Apartment Investment & Management Co. (REIT), Class A	7,239	188,142
Apollo Group, Inc., Class A*	5,066	147,167
Apple, Inc.	47,039	31,387,243
Applied Materials, Inc.	62,102	693,369
Archer-Daniels-Midland Co.	33,051	898,326
Assurant, Inc.	4,071	151,848
AT&T, Inc.	289,484	10,913,547
Autodesk, Inc.*	11,388	380,018
Automatic Data Processing, Inc.	24,313	1,426,201
AutoNation, Inc.*	1,940	84,720
AutoZone, Inc.*	1,878	694,240
AvalonBay Communities, Inc. (REIT)	4,863	661,319
Avery Dennison Corp.	5,080	161,646
Avon Products, Inc.	21,685	345,876
Baker Hughes, Inc.	22,058	997,683
Ball Corp.	7,766	328,579
Bank of America Corp.	540,784	4,775,123
Bank of New York Mellon Corp.	59,279	1,340,891
Baxter International, Inc.	27,461	1,654,800
BB&T Corp.	35,084	1,163,385
Beam, Inc.	7,948	457,328
Becton, Dickinson and Co.	10,014	786,700
Bed Bath & Beyond, Inc.*	11,650	733,950
Bemis Co., Inc.	5,185	163,172
Berkshire Hathaway, Inc., Class B*	92,021	8,116,252
Best Buy Co., Inc.	13,350	229,486
Big Lots, Inc.*	2,968	87,793
Biogen Idec, Inc.*	11,860	1,769,868
BlackRock, Inc.	6,420	1,144,686
BMC Software, Inc.*	7,363	305,491
Boeing Co.	33,953	2,363,808
BorgWarner, Inc.*	5,743	396,899
Boston Properties, Inc. (REIT)	7,566	836,875
Boston Scientific Corp.*	71,216	408,780
Bristol-Myers Squibb Co.	84,254	2,843,572
Broadcom Corp., Class A*	25,808	892,441
Brown-Forman Corp., Class B	7,600	495,900
C.H. Robinson Worldwide, Inc.	8,104	474,489
C.R. Bard, Inc.	3,913	409,495
CA, Inc.	17,184	442,746
Cablevision Systems Corp.- New York Group, Class A	10,832	171,687
Cabot Oil & Gas Corp.	10,539	473,201
Cameron International Corp.*	12,359	692,969
Campbell Soup Co.	9,040	314,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Capital One Financial Corp.	29,155	$1,662,127
Cardinal Health, Inc.	17,117	667,049
CareFusion Corp.*	11,138	316,208
CarMax, Inc.*	11,461	324,346
Carnival Corp.	22,441	817,750
Caterpillar, Inc.	32,781	2,820,477
CBRE Group, Inc., Class A*	15,156	279,022
CBS Corp., Class B	29,870	1,085,177
Celgene Corp.*	21,649	1,653,984
CenterPoint Energy, Inc.	21,449	456,864
CenturyLink, Inc.	31,246	1,262,338
Cerner Corp.*	7,302	565,248
CF Industries Holdings, Inc.	3,146	699,167
Charles Schwab Corp.	54,988	703,297
Chesapeake Energy Corp.	26,047	491,507
Chevron Corp.	98,459	11,476,381
Chipotle Mexican Grill, Inc.*	1,590	504,889
Chubb Corp.	13,341	1,017,651
Cigna Corp.	14,471	682,597
Cincinnati Financial Corp.	7,341	278,150
Cintas Corp.	5,398	223,747
Cisco Systems, Inc.	265,453	5,067,498
Citigroup, Inc.	147,151	4,814,781
Citrix Systems, Inc.*	9,383	718,456
Cliffs Natural Resources, Inc.	7,152	279,858
Clorox Co.	6,505	468,685
CME Group, Inc.	15,352	879,670
CMS Energy Corp.	13,300	313,215
Coach, Inc.	14,312	801,758
Coca-Cola Co.	194,277	7,368,927
Coca-Cola Enterprises, Inc.	13,893	434,434
Cognizant Technology Solutions Corp., Class A*	14,983	1,047,611
Colgate-Palmolive Co.	22,366	2,398,083
Comcast Corp., Class A	134,272	4,802,909
Comerica, Inc.	9,712	301,558
Computer Sciences Corp.	7,796	251,109
ConAgra Foods, Inc.	20,379	562,257
ConocoPhillips	60,946	3,484,892
CONSOL Energy, Inc.	11,424	343,291
Consolidated Edison, Inc.	14,698	880,263
Constellation Brands, Inc., Class A*	7,388	239,002
Cooper Industries plc	8,023	602,206
Corning, Inc.	74,723	982,607
Costco Wholesale Corp.	21,695	2,172,212
Coventry Health Care, Inc.	6,718	280,073
Crown Castle International Corp.*	14,700	942,270
CSX Corp.	52,189	1,082,922
Cummins, Inc.	8,886	819,378
CVS Caremark Corp.	63,841	3,091,181
D.R. Horton, Inc.	13,942	287,763
Danaher Corp.	29,311	1,616,502
Darden Restaurants, Inc.	6,436	358,807
DaVita, Inc.*	4,273	442,726
Dean Foods Co.*	9,268	151,532
Deere & Co.	19,654	1,621,258
Dell, Inc.	73,121	720,973
Denbury Resources, Inc.*	19,634	317,285
DENTSPLY International, Inc.	7,117	271,442
Devon Energy Corp.	18,878	1,142,119
Diamond Offshore Drilling, Inc.	3,489	229,611
DIRECTV*	31,506	1,652,805
Discover Financial Services	25,840	1,026,623
Discovery Communications, Inc., Class A*	12,403	739,591
Dollar Tree, Inc.*	11,559	558,011
Dominion Resources, Inc.	28,772	1,523,190
Dover Corp.	9,174	545,761
Dow Chemical Co.	60,122	1,741,133
Dr. Pepper Snapple Group, Inc.	10,567	470,549
DTE Energy Co.	8,620	516,683
Duke Energy Corp.	35,333	2,289,578
Dun & Bradstreet Corp.	2,253	179,384
E*TRADE Financial Corp.*	12,474	109,896
E.I. du Pont de Nemours & Co.	46,687	2,346,955
Eastman Chemical Co.	7,669	437,210
Eaton Corp.	16,942	800,679
eBay, Inc.*	58,199	2,817,414
Ecolab, Inc.	13,211	856,205
Edison International	16,350	747,031
Edwards Lifesciences Corp.*	5,807	623,498
Electronic Arts, Inc.*	15,982	202,812
Eli Lilly and Co.	51,243	2,429,431
EMC Corp.*	105,314	2,871,913
Emerson Electric Co	36,498	1,761,758
Entergy Corp.	8,899	616,701
EOG Resources, Inc.	13,550	1,518,277
EQT Corp.	7,508	442,972
Equifax, Inc.	6,016	280,225
Equity Residential (REIT)	15,106	869,048
Estee Lauder Cos., Inc., Class A	12,015	739,764
Exelon Corp.	42,833	1,523,998
Expedia, Inc.	4,701	271,906
Expeditors International of Washington, Inc.	10,567	384,216
Express Scripts Holding Co.*	40,684	2,549,666
Exxon Mobil Corp.	231,624	21,182,015
F5 Networks, Inc.*	3,966	415,240
Family Dollar Stores, Inc.	4,868	322,748
Fastenal Co.	13,525	581,440
Federated Investors, Inc., Class B	4,905	101,484
FedEx Corp.	14,654	1,240,021
Fidelity National Information Services, Inc.	12,428	388,002
Fifth Third Bancorp.	46,115	715,244
First Horizon National Corp.	12,492	120,298
First Solar, Inc.*	2,950	65,328
FirstEnergy Corp.	20,987	925,527
Fiserv, Inc.*	6,809	504,070
FLIR Systems, Inc.	7,583	151,470
Flowserve Corp.	2,566	327,781
Fluor Corp.	8,379	471,570
FMC Corp.	6,892	381,679
FMC Technologies, Inc.*	11,963	553,887
Ford Motor Co.	191,389	1,887,096
Forest Laboratories, Inc.*	11,734	417,848
Fossil, Inc.*	2,707	229,283
Franklin Resources, Inc.	6,935	867,360
Freeport-McMoRan Copper & Gold, Inc.	47,634	1,885,354
Frontier Communications Corp.	50,120	245,588
GameStop Corp., Class A	6,197	130,137
Gannett Co., Inc.	11,616	206,184
Gap, Inc.	14,964	535,412
General Dynamics Corp.	16,641	1,100,303
General Electric Co.	529,835	12,032,553
General Mills, Inc.	32,532	1,296,400
Genuine Parts Co.	7,784	475,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Genworth Financial, Inc., Class A*	24,682	$129,087
Gilead Sciences, Inc.*	37,965	2,518,218
Goldman Sachs Group, Inc.	22,614	2,570,760
Goodyear Tire & Rubber Co.*	12,286	149,766
Google, Inc., Class A*	13,292	10,028,814
H&R Block, Inc.	13,608	235,827
H.J. Heinz Co.	16,070	899,116
Halliburton Co.	46,555	1,568,438
Harley-Davidson, Inc.	11,437	484,586
Harman International Industries, Inc.	3,372	155,652
Harris Corp.	5,684	291,134
Hartford Financial Services Group, Inc.	21,872	425,192
Hasbro, Inc.	5,818	222,073
HCP, Inc. (REIT)	21,555	958,766
Health Care REIT, Inc. (REIT)	12,772	737,583
Helmerich & Payne, Inc.	5,305	252,571
Hershey Co.	7,611	539,544
Hess Corp.	14,910	800,965
Hewlett-Packard Co.	98,664	1,683,208
Home Depot, Inc.	75,643	4,566,568
Honeywell International, Inc.	39,169	2,340,348
Hormel Foods Corp.	6,730	196,785
Hospira, Inc.*	8,287	271,979
Host Hotels & Resorts, Inc. (REIT)	36,263	582,021
Hudson City Bancorp, Inc.	23,860	189,926
Humana, Inc.	8,116	569,337
Huntington Bancshares, Inc./Ohio	43,084	297,280
Illinois Tool Works, Inc.	21,644	1,287,169
Integrys Energy Group, Inc.	3,911	204,154
Intel Corp.	251,048	5,693,769
IntercontinentalExchange, Inc.*	3,652	487,213
International Business Machines Corp.	53,903	11,182,177
International Flavors & Fragrances, Inc.	4,090	243,682
International Game Technology	13,408	175,511
International Paper Co.	21,947	797,115
Interpublic Group of Cos., Inc.	21,941	243,984
Intuit, Inc.	13,853	815,665
Intuitive Surgical, Inc.*	2,004	993,243
Invesco Ltd.	22,344	558,377
Iron Mountain, Inc.	7,581	258,588
J.C. Penney Co., Inc.	7,148	173,625
J.M. Smucker Co.	5,493	474,211
Jabil Circuit, Inc.	9,498	177,803
Jacobs Engineering Group, Inc.*	6,512	263,280
JDS Uniphase Corp.*	11,643	144,199
Johnson & Johnson	138,346	9,533,423
Johnson Controls, Inc.	34,320	940,368
Joy Global, Inc.	5,314	297,903
JPMorgan Chase & Co.	190,619	7,716,257
Juniper Networks, Inc.*	26,427	452,166
Kellogg Co.	12,387	639,912
KeyCorp	47,350	413,839
Kimberly-Clark Corp.	19,816	1,699,816
Kimco Realty Corp. (REIT)	20,424	413,994
Kinder Morgan, Inc.	28,627	1,016,831
KLA-Tencor Corp.	8,357	398,671
Kohl’s Corp.	10,827	554,559
Kraft Foods, Inc., Class A	89,052	3,682,300
Kroger Co.	27,334	643,442
L-3 Communications Holdings, Inc.	4,846	347,507
Laboratory Corp. of America Holdings*	4,813	445,058
Lam Research Corp.*	9,150	290,833
Legg Mason, Inc.	6,034	148,919
Leggett & Platt, Inc.	7,058	176,803
Lennar Corp., Class A	8,172	284,140
Leucadia National Corp.	9,944	226,226
Life Technologies Corp.*	8,798	430,046
Limited Brands, Inc.	11,972	589,741
Lincoln National Corp.	14,011	338,926
Linear Technology Corp.	11,557	368,090
Lockheed Martin Corp.	13,512	1,261,751
Loews Corp.	15,684	647,122
Lorillard, Inc.	6,555	763,330
Lowe’s Cos., Inc.	57,235	1,730,786
LSI Corp.*	27,987	193,390
M&T Bank Corp.	6,040	574,766
Macy’s, Inc.	20,200	759,924
Marathon Oil Corp.	35,378	1,046,127
Marathon Petroleum Corp.	16,977	926,774
Marriott International, Inc., Class A	12,635	494,028
Marsh & McLennan Cos., Inc.	27,309	926,594
Masco Corp.	17,923	269,741
Mastercard, Inc., Class A	5,386	2,431,671
Mattel, Inc.	17,109	607,027
McCormick & Co., Inc. (Non-Voting)	6,657	413,000
McDonald’s Corp.	50,603	4,642,825
McGraw-Hill Cos., Inc.	14,061	767,590
McKesson Corp.	11,844	1,018,939
Mead Johnson Nutrition Co.	65,019	4,764,592
MeadWestvaco Corp.	8,714	266,648
Medtronic, Inc.	51,191	2,207,356
Merck & Co., Inc.	152,828	6,892,543
MetLife, Inc.	53,305	1,836,890
MetroPCS Communications, Inc.*	15,780	184,784
Microchip Technology, Inc.	9,721	318,266
Micron Technology, Inc.*	51,069	305,648
Microsoft Corp.	378,605	11,274,857
Molex, Inc.	6,912	181,647
Molson Coors Brewing Co., Class B	7,810	351,840
Monsanto Co.	26,744	2,434,239
Monster Beverage Corp.*	7,703	417,194
Moody’s Corp.	9,706	428,714
Morgan Stanley	69,394	1,161,656
Mosaic Co.	13,878	799,512
Motorola Solutions, Inc.	14,368	726,302
Murphy Oil Corp.	9,262	497,277
Mylan, Inc.*	20,370	497,028
NASDAQ OMX Group, Inc.	5,949	138,582
National Oilwell Varco, Inc.	21,398	1,714,194
NetApp, Inc.*	18,233	599,501
Netflix, Inc.*	2,788	151,779
Newell Rubbermaid, Inc.	14,495	276,710
Newfield Exploration Co.*	6,775	212,193
Newmont Mining Corp.	24,898	1,394,537
News Corp., Class A	102,163	2,506,058
NextEra Energy, Inc.	21,215	1,492,051
NIKE, Inc., Class B	18,448	1,750,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
NiSource, Inc.	14,299	$364,339
Noble Energy, Inc.	8,924	827,344
Nordstrom, Inc.	7,666	423,010
Norfolk Southern Corp.	16,034	1,020,243
Northeast Utilities	15,748	602,046
Northern Trust Corp.	10,984	509,822
Northrop Grumman Corp.	12,406	824,131
NRG Energy, Inc.	11,436	244,616
Nucor Corp.	15,932	609,558
NVIDIA Corp.*	31,090	414,741
NYSE Euronext	12,347	304,354
Occidental Petroleum Corp.	40,643	3,497,737
Omnicom Group, Inc.	13,330	687,295
ONEOK, Inc.	10,291	497,158
Oracle Corp.	191,101	6,017,770
O’Reilly Automotive, Inc.*	5,967	498,961
Owens-Illinois, Inc.*	8,287	155,464
PACCAR, Inc.	17,740	710,044
Pall Corp.	5,832	370,274
Parker Hannifin Corp.	7,500	626,850
Patterson Cos., Inc.	4,266	146,068
Paychex, Inc.	16,203	539,398
Peabody Energy Corp.	13,468	300,202
People’s United Financial, Inc.	17,632	214,052
Pepco Holdings, Inc.	11,489	217,142
PepsiCo, Inc.	78,093	5,526,642
PerkinElmer, Inc.	5,726	168,745
Perrigo Co.	4,411	512,426
Pfizer, Inc.	374,814	9,314,128
PG&E Corp.	21,401	913,181
Philip Morris International, Inc.	84,589	7,607,935
Phillips 66	31,460	1,458,800
Pinnacle West Capital Corp.	5,498	290,294
Pioneer Natural Resources Co.	6,174	644,566
Pitney Bowes, Inc.	10,073	139,209
Plum Creek Timber Co., Inc. (REIT)	8,107	355,411
PNC Financial Services Group, Inc.	26,565	1,676,252
PPG Industries, Inc.	7,662	879,904
PPL Corp.	29,143	846,604
Praxair, Inc.	14,963	1,554,356
Precision Castparts Corp.	7,294	1,191,402
priceline.com, Inc.*	2,500	1,546,825
Principal Financial Group, Inc.	13,923	375,086
Procter & Gamble Co.	138,208	9,586,107
Progressive Corp.	28,125	583,313
Prologis, Inc. (REIT)	23,118	809,824
Prudential Financial, Inc.	23,385	1,274,716
Public Service Enterprise Group, Inc.	25,390	817,050
Public Storage (REIT)	7,232	1,006,477
PulteGroup, Inc.*	16,946	262,663
QEP Resources, Inc.	8,922	282,471
QUALCOMM, Inc.	85,473	5,341,208
Quanta Services, Inc.*	10,697	264,216
Quest Diagnostics, Inc.	7,967	505,347
R.R. Donnelley & Sons Co.	9,465	100,329
Ralph Lauren Corp.	3,065	463,520
Range Resources Corp.	8,154	569,720
Raytheon Co.	16,662	952,400
Red Hat, Inc.*	9,687	551,578
Regions Financial Corp.	70,929	511,398
Republic Services, Inc.	15,032	413,530
Reynolds American, Inc.	16,458	713,290
Robert Half International, Inc.	7,118	189,552
Rockwell Automation, Inc.	7,084	492,692
Rockwell Collins, Inc.	7,134	382,668
Roper Industries, Inc.	4,909	539,450
Ross Stores, Inc.	11,238	725,975
Rowan Cos., plc, Class A*	6,234	210,522
Ryder System, Inc.	2,535	99,017
Safeway, Inc.	12,022	193,434
SAIC, Inc.	14,213	171,125
Salesforce.com, Inc.*	6,417	979,812
Samsonite International S.A.	1,752,300	3,362,659
SanDisk Corp.*	12,122	526,458
SCANA Corp.	6,583	317,761
Schlumberger Ltd.	66,590	4,816,455
Scripps Networks Interactive, Inc., Class A	4,337	265,555
Sealed Air Corp.	8,773	135,631
Sempra Energy	11,280	727,447
Sherwin-Williams Co.	4,275	636,590
Sigma-Aldrich Corp.	6,061	436,210
Simon Property Group, Inc. (REIT)	15,221	2,310,700
Sims Metal Management Ltd.	8,918	88,621
SLM Corp.	23,558	370,332
Snap-on, Inc.	2,919	209,789
Southern Co.	43,898	2,023,259
Southwest Airlines Co.	37,294	327,068
Southwestern Energy Co.*	17,473	607,711
Spectra Energy Corp.	32,763	961,922
Sprint Nextel Corp.*	150,569	831,141
St. Jude Medical, Inc.	15,756	663,800
Stanley Black & Decker, Inc.	8,438	643,398
Staples, Inc.	34,247	394,525
Starbucks Corp.	38,137	1,935,453
Starwood Hotels & Resorts Worldwide, Inc.	9,860	571,486
State Street Corp.	24,043	1,008,844
Stericycle, Inc.*	4,299	389,145
Stryker Corp.	14,510	807,627
Sunoco, Inc.	5,257	246,185
SunTrust Banks, Inc.	27,023	763,940
Symantec Corp.*	35,277	634,986
Sysco Corp.	29,438	920,526
T. Rowe Price Group, Inc.	12,738	806,315
Target Corp.	32,863	2,085,815
TECO Energy, Inc.	10,220	181,303
Tenet Healthcare Corp.*	20,404	127,933
Teradata Corp.*	8,461	638,044
Teradyne, Inc.*	9,386	133,469
Tesoro Corp.	7,017	294,012
Texas Instruments, Inc.	57,094	1,572,940
Textron, Inc.	14,100	368,997
Thermo Fisher Scientific, Inc.	18,344	1,079,178
Tiffany & Co.	5,974	369,671
Time Warner Cable, Inc.	15,374	1,461,452
Time Warner, Inc.	47,618	2,158,524
Titanium Metals Corp.	3,695	47,407
TJX Cos., Inc.	36,938	1,654,453
Torchmark Corp.	4,788	245,864
Total System Services, Inc.	8,119	192,420
Travelers Cos., Inc.	19,338	1,320,012
TripAdvisor, Inc.*	5,492	180,852
Tyson Foods, Inc., Class A	14,534	232,835
U.S. Bancorp	95,106	3,262,136
Union Pacific Corp.	23,766	2,821,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	36,071	$2,581,601
United States Steel Corp.	7,243	138,124
United Technologies Corp.	42,093	3,295,461
UnitedHealth Group, Inc.	51,821	2,871,402
Unum Group	14,061	270,252
Urban Outfitters, Inc.*	5,479	205,791
Valero Energy Corp.	27,681	876,934
Varian Medical Systems, Inc.*	5,557	335,198
Ventas, Inc. (REIT)	14,822	922,670
VeriSign, Inc.*	7,849	382,168
Verizon Communications, Inc.	142,955	6,514,459
VF Corp.	4,412	703,096
Viacom, Inc., Class B	23,757	1,273,138
Visa, Inc., Class A	26,228	3,521,896
Vornado Realty Trust (REIT)	8,486	687,790
Vulcan Materials Co.	6,494	307,166
W.W. Grainger, Inc.	3,008	626,777
Walgreen Co.	43,010	1,567,284
Wal-Mart Stores, Inc.	84,338	6,224,144
Walt Disney Co.	90,036	4,707,082
Washington Post Co., Class B	225	81,682
Waste Management, Inc.	21,867	701,493
Waters Corp.*	4,400	366,652
Watson Pharmaceuticals, Inc.*	6,406	545,535
WellPoint, Inc.	16,319	946,665
Wells Fargo & Co.	246,503	8,511,749
Western Digital Corp.	11,168	432,537
Western Union Co.	30,231	550,809
Weyerhaeuser Co. (REIT)	26,987	705,440
Whirlpool Corp.	3,892	322,686
Whole Foods Market, Inc.	8,618	839,393
Williams Cos., Inc.	31,438	1,099,387
Windstream Corp.	29,512	298,366
Wisconsin Energy Corp.	11,566	435,691
WPX Energy, Inc.*	9,992	165,767
Wyndham Worldwide Corp.	7,136	374,497
Wynn Resorts Ltd.	3,985	460,028
Xcel Energy, Inc.	24,468	678,008
Xerox Corp.	65,603	481,526
Xilinx, Inc.	13,157	439,575
Xylem, Inc.	9,316	234,297
Yahoo!, Inc.*	52,314	835,716
Yum! Brands, Inc.	92,845	6,159,337
Zimmer Holdings, Inc.	8,767	592,825
Zions Bancorp.	9,244	190,935

		646,768,986

Total Common Stocks (78.8%) (Cost $1,233,234,871)		1,668,719,997

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
Cie Generale de Geophysique-Veritas, expiring 10/12/12* (Cost $—)	7,678	12,392

Total Investments (78.8%) (Cost $1,233,234,871)		1,668,732,389
Other Assets Less Liabilities (21.2%)		448,019,886

Net Assets (100%)		$2,116,752,275

*	Non-income producing.

†	Securities (totaling $44,131 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2012, the market value of these securities amounted to $1,913,439 or 0.1% of net assets.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	8.7%
Consumer Staples	10.3
Energy	7.6
Financials	15.4
Health Care	7.3
Industrials	7.7
Information Technology	10.5
Materials	5.4
Telecommunication Services	3.7
Utilities	2.2
Cash and Other	21.2

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,511,206	$—	$359,595	$1,476,803	$89,234	$(167,689)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,745	December-12	$90,835,734	$86,599,198	$(4,236,536)
FTSE 100 Index	544	December-12	51,671,500	50,185,917	(1,485,583)
S&P 500 E-Mini Index	3,204	December-12	229,666,788	229,758,840	92,052
SPI 200 Index	180	December-12	20,574,401	20,463,854	(110,547)
TOPIX Index	530	December-12	49,195,929	49,916,709	720,780

					$(5,019,834)

At September 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union Euro vs. U.S. Dollar, expiring 12/14/12	Credit Suisse First Boston	12,000	$15,420,600	$15,688,320	$(267,720)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
South African Rand vs. U.S. Dollar, expiring 10/5/12	UBS AG	818	$98,402	$98,284	$118

					$(267,602)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$83,084,742	$100,489,591	$—	$183,574,333
Consumer Staples	100,092,198	117,322,719	—	217,414,917
Energy	92,840,210	69,078,180	—	161,918,390
Financials	108,572,952	216,751,170	—	325,324,122
Health Care	77,572,545	77,897,702	—	155,470,247
Industrials	65,627,942	96,609,178	—	162,237,120
Information Technology	131,543,576	90,407,199	—	221,950,775
Materials	39,214,337	75,498,484	44,131	114,756,952
Telecommunication Services	21,192,493	57,069,944	—	78,262,437
Utilities	24,575,137	23,235,567	—	47,810,704
Forward Currency Contracts	—	118	—	118
Futures	812,832	—	—	812,832
Rights
Energy	—	12,392	—	12,392

Total Assets	$745,128,964	$924,372,244	$44,131	$1,669,545,339

Liabilities:
Forward Currency Contracts	$—	$(267,720)	$—	$(267,720)
Futures	(5,832,666)	—	—	(5,832,666)

Total Liabilities	$(5,832,666)	$(267,720)	$—	$(6,100,386)

Total	$739,296,298	$924,104,524	$44,131	$1,663,444,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary	Investments in Common Stocks - Financials†	Investments in Common Stocks - Industrials
Balance as of 12/31/11	$—	$—	$13,515
Total gains or losses (realized/unrealized) included in earnings	1,809	—	(25)
Purchases	—	—	—
Sales	(1,809)	—	(13,490)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/12	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—	$—

	Investments in Common Stocks - Materials	Investments in Preferred Stocks - Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(18,724)	250
Purchases	—	—
Sales	—	(250)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	62,855	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$44,131	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(18,724)	$—

†	Security held with $0 market value.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$173,952,436
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$554,726,790

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$510,617,178
Aggregate gross unrealized depreciation	(89,424,804)

Net unrealized appreciation	$421,192,374

Federal income tax cost of investments	$1,247,540,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.2%)
Financials (0.0%)
Diversified Financial Services ( 0.0%)
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	$280,000	$294,541
Series A5
3.450%, 6/12/21	280,000	306,387
Private Export Funding Corp.
4.550%, 5/15/15	560,000	619,192
4.950%, 11/15/15	180,000	205,208
1.375%, 2/15/17	740,000	758,708
4.375%, 3/15/19	280,000	331,631

Total Financials		2,515,667

Utilities (0.2%)
Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	2,255,832
3.875%, 2/15/21	3,345,000	3,920,249
1.875%, 8/15/22	6,500,000	6,475,412

Total Utilities		12,651,493

Total Corporate Bonds		15,167,160

Government Securities (88.8%)
U.S. Government Agencies (49.0%)
Federal Farm Credit Bank
3.875%, 10/7/13	$950,000	985,434
0.350%, 1/27/14	4,650,000	4,650,087
0.250%, 1/30/14	14,000,000	13,999,903
1.125%, 2/27/14	5,150,000	5,213,559
2.625%, 4/17/14	15,850,000	16,428,092
0.300%, 4/23/14	14,000,000	13,995,849
0.360%, 6/25/14	9,300,000	9,307,235
0.300%, 7/18/14	18,650,000	18,634,608
1.625%, 11/19/14	2,800,000	2,879,237
0.730%, 11/21/14	450,000	450,408
0.320%, 3/12/15	5,000,000	4,998,862
0.450%, 4/24/15	14,000,000	14,001,929
4.875%, 12/16/15	14,000,000	16,038,541
0.625%, 3/23/16	14,000,000	13,998,520
0.730%, 7/26/16	14,000,000	14,001,102
5.125%, 8/25/16	7,450,000	8,745,807
4.875%, 1/17/17	20,050,000	23,646,914
1.900%, 12/21/17	950,000	953,022
2.500%, 6/20/22	1,850,000	1,859,721
Federal Home Loan Bank
3.625%, 10/18/13	23,100,000	23,924,391
0.550%, 10/25/13	950,000	950,255
0.290%, 11/8/13	7,000,000	7,003,539
0.280%, 11/14/13	14,000,000	14,005,117
0.290%, 11/15/13	32,600,000	32,615,804
0.300%, 11/15/13	25,000,000	25,014,943
0.300%, 11/25/13	8,400,000	8,404,602
0.375%, 11/27/13	18,650,000	18,679,911
3.125%, 12/13/13	950,000	982,846
0.875%, 12/27/13	1,400,000	1,410,864
0.330%, 1/3/14	9,300,000	9,307,234
0.375%, 1/29/14	28,900,000	28,951,936
0.300%, 2/13/14	4,650,000	4,650,691
2.375%, 3/14/14	14,000,000	14,426,545
1.375%, 5/28/14	37,250,000	37,940,730
0.375%, 6/12/14	37,250,000	37,274,786
5.250%, 6/18/14	39,150,000	42,496,417
0.400%, 7/30/14	9,300,000	9,308,802
0.450%, 8/7/14	9,300,000	9,309,575
0.400%, 8/13/14	4,650,000	4,654,187
5.500%, 8/13/14	15,850,000	17,402,375
0.375%, 8/28/14	4,650,000	4,651,023
0.400%, 8/28/14	2,500,000	2,501,263
0.400%, 11/14/14	14,000,000	14,008,571
2.750%, 12/12/14	14,000,000	14,758,290
0.450%, 2/13/15	14,000,000	14,012,345
2.750%, 3/13/15	18,650,000	19,739,673
0.600%, 8/6/15	3,629,630	3,629,965
0.500%, 11/20/15	23,300,000	23,398,000
1.000%, 3/11/16	13,490,000	13,755,680
3.125%, 3/11/16	4,650,000	5,059,976
5.375%, 5/18/16	32,600,000	38,322,982
2.125%, 6/10/16	23,300,000	24,619,451
2.000%, 9/9/16	14,000,000	14,796,320
4.750%, 12/16/16	15,850,000	18,583,063
4.875%, 5/17/17	16,700,000	19,908,534
5.250%, 6/5/17	4,650,000	5,583,345
1.000%, 6/9/17	18,650,000	18,789,744
1.050%, 7/26/17	9,300,000	9,304,602
1.250%, 9/5/17	9,300,000	9,301,697
2.250%, 9/8/17	1,850,000	1,981,360
1.150%, 10/13/17	20,000,000	20,015,310
5.000%, 11/17/17	3,450,000	4,183,754
4.750%, 6/8/18	1,850,000	2,209,777
1.875%, 3/8/19	32,600,000	33,976,434
5.375%, 5/15/19	1,850,000	2,340,944
1.625%, 6/14/19	6,000,000	6,090,875
4.125%, 12/13/19	450,000	530,822
4.125%, 3/13/20	4,650,000	5,508,861
4.625%, 9/11/20	9,500,000	11,732,479
3.625%, 3/12/21	450,000	512,729
5.625%, 6/11/21	1,850,000	2,422,481
Federal Home Loan Mortgage Corp.
0.500%, 10/15/13	5,600,000	5,615,726
0.500%, 10/18/13	950,000	950,160
0.875%, 10/28/13	20,050,000	20,190,344
0.375%, 10/30/13	24,250,000	24,288,827
4.875%, 11/15/13	33,650,000	35,410,979
0.375%, 11/27/13	23,300,000	23,337,369
0.500%, 11/29/13	5,465,000	5,467,899
0.600%, 12/6/13	950,000	950,817
0.625%, 12/23/13	19,550,000	19,636,346
0.550%, 12/27/13	950,000	950,926
2.500%, 1/7/14	15,850,000	16,303,274
0.450%, 1/9/14	9,300,000	9,323,458
0.550%, 1/9/14	3,750,000	3,754,179
4.500%, 1/15/14	23,300,000	24,581,556
0.600%, 1/24/14	950,000	951,343
5.000%, 1/30/14	20,895,000	22,219,666
1.375%, 2/25/14	25,150,000	25,546,683
0.375%, 2/27/14	18,650,000	18,679,640
0.400%, 2/27/14	7,200,000	7,206,408
2.500%, 4/23/14	29,350,000	30,379,214
0.375%, 4/28/14	9,300,000	9,308,692
5.000%, 7/15/14	18,650,000	20,231,585
0.625%, 7/25/14	2,800,000	2,804,582
3.000%, 7/28/14	15,985,000	16,780,470
1.000%, 7/30/14	20,500,000	20,774,809
1.000%, 8/20/14	8,400,000	8,509,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
1.000%, 8/27/14	$23,300,000	$23,611,854
0.375%, 8/28/14	37,250,000	37,256,467
0.875%, 10/24/14	1,650,000	1,650,929
5.000%, 11/13/14	450,000	493,191
0.750%, 11/25/14	27,950,000	28,215,301
1.000%, 12/5/14	200,000	200,340
0.875%, 12/19/14	950,000	951,625
1.000%, 12/19/14	450,000	450,896
0.625%, 12/29/14	27,950,000	28,137,408
0.850%, 1/9/15	4,650,000	4,659,345
0.800%, 1/13/15	950,000	956,302
4.500%, 1/15/15	14,900,000	16,324,635
0.650%, 1/30/15	450,000	452,138
0.800%, 1/30/15	950,000	952,035
2.875%, 2/9/15	27,950,000	29,647,001
0.550%, 2/13/15	1,850,000	1,856,072
0.550%, 2/27/15	5,300,000	5,312,098
0.500%, 4/17/15	23,300,000	23,388,435
0.600%, 5/22/15	450,000	450,764
1.000%, 6/30/15	950,000	958,620
4.375%, 7/17/15	18,650,000	20,723,248
0.500%, 8/28/15	18,650,000	18,736,124
1.750%, 9/10/15	24,250,000	25,202,467
4.750%, 11/17/15	19,550,000	22,191,307
1.000%, 1/27/16	950,000	958,077
0.850%, 2/24/16	19,100,000	19,237,295
1.000%, 2/24/16	950,000	958,406
1.000%, 3/21/16	10,000,000	10,092,676
5.250%, 4/18/16	25,200,000	29,373,929
1.000%, 5/16/16	9,550,000	9,588,147
2.500%, 5/27/16	20,500,000	21,943,440
5.500%, 7/18/16	19,500,000	23,074,642
2.000%, 8/25/16	27,950,000	29,447,575
5.125%, 10/18/16	19,100,000	22,525,276
1.600%, 11/2/16	200,000	200,235
1.625%, 11/14/16	950,000	951,548
2.250%, 1/23/17	450,000	461,007
5.000%, 2/16/17	13,000,000	15,401,953
1.200%, 3/6/17	9,300,000	9,395,321
1.000%, 3/8/17	27,950,000	28,315,494
5.000%, 4/18/17	16,800,000	20,026,217
1.250%, 5/12/17	23,300,000	23,857,981
1.250%, 5/15/17	250,000	251,372
1.000%, 6/29/17	18,650,000	18,857,573
2.250%, 7/3/17	9,300,000	9,432,504
1.000%, 7/25/17	4,650,000	4,681,894
1.100%, 7/25/17	7,450,000	7,468,312
1.000%, 7/28/17	27,950,000	28,215,539
2.000%, 8/8/17	950,000	963,026
5.500%, 8/23/17	16,800,000	20,586,685
1.000%, 9/12/17	4,650,000	4,660,148
1.000%, 9/29/17	9,300,000	9,377,518
5.125%, 11/17/17	22,400,000	27,178,854
4.875%, 6/13/18	41,900,000	50,899,860
3.750%, 3/27/19	19,550,000	22,780,481
1.750%, 5/30/19	18,650,000	19,334,621
3.000%, 7/10/19	4,650,000	4,742,162
2.000%, 7/30/19	200,000	203,497
1.250%, 8/1/19	23,300,000	23,347,418
3.000%, 8/1/19	14,000,000	14,295,827
1.250%, 10/2/19	25,500,000	25,447,215
3.000%, 8/6/20	4,650,000	4,748,424
2.375%, 1/13/22	52,530,000	55,110,352
Federal National Mortgage Association
1.125%, 10/8/13	850,000	857,826
1.000%, 10/15/13	200,000	201,603
4.625%, 10/15/13	21,450,000	22,433,684
0.600%, 10/25/13	1,850,000	1,850,565
0.800%, 11/19/13	950,000	955,964
0.625%, 12/6/13	450,000	450,408
2.875%, 12/11/13	4,650,000	4,796,085
0.750%, 12/18/13	5,600,000	5,633,656
0.500%, 12/27/13	4,650,000	4,653,956
2.750%, 2/5/14	33,100,000	34,215,093
1.350%, 2/24/14	200,000	202,965
1.250%, 2/27/14	27,950,000	28,340,243
2.750%, 3/13/14	97,850,000	101,388,364
1.250%, 3/14/14	450,000	456,223
4.125%, 4/15/14	18,650,000	19,762,232
2.500%, 5/15/14	23,300,000	24,152,815
1.125%, 6/27/14	18,650,000	18,924,470
0.875%, 8/28/14	64,250,000	64,957,810
1.500%, 9/8/14	950,000	970,592
0.625%, 9/12/14	250,000	250,926
3.000%, 9/16/14	16,750,000	17,637,373
4.625%, 10/15/14	21,900,000	23,827,699
0.625%, 10/30/14	18,650,000	18,771,587
2.625%, 11/20/14	27,000,000	28,336,954
0.750%, 11/21/14	950,000	950,890
0.900%, 12/5/14	5,150,000	5,157,810
0.750%, 12/19/14	19,600,000	19,775,249
1.000%, 1/26/15	950,000	950,628
0.750%, 1/30/15	950,000	955,791
0.560%, 2/10/15	250,000	250,370
0.800%, 2/13/15	950,000	956,584
0.750%, 2/24/15	4,650,000	4,679,354
0.550%, 2/27/15	5,600,000	5,618,292
5.000%, 3/2/15	450,000	500,484
0.375%, 3/16/15	27,950,000	27,977,805
5.000%, 4/15/15	18,650,000	20,841,899
0.500%, 5/27/15	18,650,000	18,708,223
1.000%, 5/28/15	450,000	450,578
0.625%, 6/4/15	4,650,000	4,672,888
0.700%, 6/26/15	9,300,000	9,310,874
0.500%, 7/2/15	27,950,000	28,029,101
0.650%, 7/16/15	9,300,000	9,311,354
2.375%, 7/28/15	20,500,000	21,658,045
2.150%, 8/4/15	450,000	473,083
0.540%, 8/7/15	14,000,000	14,009,605
0.500%, 8/20/15	950,000	951,184
0.550%, 8/20/15	4,650,000	4,653,854
0.600%, 8/20/15	4,650,000	4,655,445
0.625%, 9/4/15	15,750,000	15,771,162
2.000%, 9/21/15	5,000,000	5,245,677
0.500%, 9/28/15	23,300,000	23,408,007
1.875%, 10/15/15	200,000	207,758
4.375%, 10/15/15	46,600,000	52,171,855
1.625%, 10/26/15	27,950,000	28,971,212
0.800%, 11/23/15	23,260,000	23,277,259
0.750%, 11/24/15	4,475,000	4,486,826
0.800%, 11/24/15	18,650,000	18,713,059
0.750%, 12/28/15	9,300,000	9,310,573
0.560%, 2/16/16	4,650,000	4,650,945
0.700%, 2/22/16	14,000,000	14,020,355
0.800%, 2/24/16	950,000	955,924
2.000%, 3/10/16	450,000	474,210
2.250%, 3/15/16	13,050,000	13,825,851
5.000%, 3/15/16	26,100,000	30,118,079
2.375%, 4/11/16	34,500,000	36,719,116
1.125%, 4/26/16	9,300,000	9,345,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.375%, 7/15/16	$27,950,000	$32,977,853
0.850%, 7/18/16	14,000,000	14,022,911
0.750%, 7/26/16	4,650,000	4,661,492
5.250%, 9/15/16	9,805,000	11,600,772
1.250%, 9/28/16	24,700,000	25,317,194
1.450%, 10/3/16	3,250,000	3,250,000
1.750%, 10/26/16	950,000	951,070
1.750%, 11/14/16	2,800,000	2,805,191
1.375%, 11/15/16	61,800,000	63,700,647
4.875%, 12/15/16	18,650,000	21,918,054
1.000%, 1/3/17	14,000,000	14,024,840
1.250%, 1/30/17	27,950,000	28,694,549
5.000%, 2/13/17	21,350,000	25,307,635
1.250%, 2/27/17	450,000	451,787
1.200%, 3/6/17	950,000	959,737
1.250%, 3/6/17	450,000	451,890
1.200%, 3/8/17	1,850,000	1,857,423
1.375%, 3/8/17	4,650,000	4,672,631
1.125%, 4/27/17	23,300,000	23,716,215
5.000%, 5/11/17	23,650,000	28,218,662
(Zero Coupon), 6/1/17	1,400,000	1,337,963
5.375%, 6/12/17	20,860,000	25,333,408
1.125%, 6/28/17	9,300,000	9,345,350
1.000%, 8/21/17	2,350,000	2,356,002
0.875%, 8/28/17	37,250,000	37,400,248
1.100%, 8/28/17	4,650,000	4,664,323
1.375%, 8/28/17	4,650,000	4,670,411
0.875%, 10/26/17	45,000,000	45,113,571
1.250%, 10/17/18	2,000,000	1,995,908
1.550%, 1/10/19	9,300,000	9,324,636
1.750%, 1/30/19	2,350,000	2,381,390
1.700%, 8/28/19	9,300,000	9,320,081
(Zero Coupon), 10/9/19	950,000	835,694
1.550%, 10/15/19	2,000,000	1,996,358
2.700%, 3/28/22	18,650,000	18,833,678
Financing Corp.
9.400%, 2/8/18 IO STRIPS	930,000	1,345,333
9.650%, 11/2/18 IO STRIPS	1,950,000	2,852,711
8.600%, 9/26/19 IO STRIPS	380,000	551,715

		3,595,480,749

U.S. Treasuries (39.8%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,800,000	3,525,726
10.625%, 8/15/15	1,200,000	1,553,107
9.875%, 11/15/15	1,750,000	2,267,307
9.250%, 2/15/16	1,300,000	1,686,880
7.250%, 5/15/16	4,650,000	5,792,444
7.500%, 11/15/16	14,000,000	18,005,218
8.750%, 5/15/17	6,450,000	8,860,687
8.875%, 8/15/17	3,250,000	4,541,809
9.125%, 5/15/18	2,800,000	4,096,056
9.000%, 11/15/18	2,800,000	4,168,481
8.875%, 2/15/19	9,300,000	13,924,231
8.125%, 8/15/19	2,800,000	4,135,563
8.500%, 2/15/20	1,850,000	2,825,071
8.750%, 5/15/20	2,800,000	4,362,803
8.750%, 8/15/20	6,500,000	10,210,322
7.875%, 2/15/21	2,800,000	4,272,165
8.125%, 5/15/21	3,250,000	5,057,931
8.000%, 11/15/21	2,800,000	4,385,151
U.S. Treasury Notes
0.250%, 10/31/13	10,250,000	10,255,646
0.500%, 11/15/13	30,750,000	30,850,897
4.250%, 11/15/13	21,450,000	22,422,037
0.250%, 11/30/13	17,250,000	17,258,558
2.000%, 11/30/13	19,550,000	19,956,427
0.750%, 12/15/13	18,150,000	18,266,982
0.125%, 12/31/13	18,650,000	18,630,330
1.500%, 12/31/13	11,200,000	11,380,250
1.000%, 1/15/14	18,650,000	18,838,686
0.250%, 1/31/14	14,000,000	14,006,563
1.750%, 1/31/14	21,450,000	21,886,877
1.250%, 2/15/14	15,400,000	15,616,563
4.000%, 2/15/14	11,200,000	11,780,518
1.875%, 2/28/14	27,000,000	27,630,069
1.250%, 3/15/14	37,250,000	37,802,932
1.750%, 3/31/14	23,300,000	23,829,984
1.250%, 4/15/14	18,650,000	18,940,750
0.250%, 4/30/14	4,650,000	4,651,272
1.875%, 4/30/14	27,950,000	28,673,860
1.000%, 5/15/14	12,600,000	12,756,663
4.750%, 5/15/14	34,950,000	37,506,949
2.250%, 5/31/14	46,600,000	48,155,275
0.750%, 6/15/14	18,650,000	18,813,917
2.625%, 6/30/14	20,800,000	21,664,257
0.625%, 7/15/14	27,500,000	27,686,915
2.625%, 7/31/14	20,050,000	20,922,803
0.500%, 8/15/14	28,900,000	29,038,856
4.250%, 8/15/14	18,150,000	19,503,734
0.250%, 8/31/14	55,900,000	55,911,571
2.375%, 8/31/14	45,650,000	47,502,747
0.250%, 9/15/14	25,150,000	25,151,964
0.250%, 9/30/14	60,000,000	60,016,404
2.375%, 9/30/14	13,050,000	13,604,625
0.500%, 10/15/14	43,350,000	43,569,797
2.375%, 10/31/14	18,650,000	19,467,540
0.375%, 11/15/14	5,150,000	5,162,392
4.250%, 11/15/14	7,250,000	7,860,869
2.125%, 11/30/14	18,650,000	19,397,602
0.250%, 12/15/14	4,650,000	4,649,056
2.625%, 12/31/14	17,700,000	18,641,143
0.250%, 1/15/15	23,300,000	23,292,900
2.250%, 1/31/15	20,050,000	20,970,890
0.250%, 2/15/15	18,650,000	18,638,926
4.000%, 2/15/15	27,000,000	29,372,835
2.375%, 2/28/15	30,300,000	31,825,653
2.500%, 3/31/15	11,200,000	11,820,462
2.500%, 4/30/15	19,100,000	20,186,461
4.125%, 5/15/15	19,650,000	21,610,547
2.125%, 5/31/15	14,450,000	15,148,116
1.875%, 6/30/15	8,850,000	9,231,656
1.750%, 7/31/15	26,100,000	27,159,498
0.250%, 8/15/15	14,000,000	13,978,016
4.250%, 8/15/15	20,050,000	22,300,612
1.250%, 8/31/15	9,800,000	10,066,514
0.250%, 9/15/15	25,000,000	24,957,030
1.250%, 9/30/15	14,900,000	15,312,660
1.250%, 10/31/15	24,250,000	24,929,948
4.500%, 11/15/15	14,900,000	16,821,634
1.375%, 11/30/15	31,200,000	32,207,420
2.125%, 12/31/15	7,450,000	7,875,407
2.000%, 1/31/16	24,700,000	26,044,992
4.500%, 2/15/16	17,250,000	19,638,181
2.125%, 2/29/16	6,050,000	6,410,353
2.625%, 2/29/16	29,800,000	32,081,330
2.250%, 3/31/16	9,300,000	9,904,790
2.375%, 3/31/16	23,050,000	24,640,630
2.000%, 4/30/16	14,000,000	14,797,125
2.625%, 4/30/16	14,000,000	15,110,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 5/15/16	$8,400,000	$9,819,600
1.750%, 5/31/16	8,850,000	9,279,018
3.250%, 5/31/16	3,750,000	4,136,719
1.500%, 6/30/16	18,650,000	19,393,232
3.250%, 6/30/16	27,950,000	30,884,968
1.500%, 7/31/16	26,100,000	27,149,504
3.250%, 7/31/16	14,000,000	15,499,203
4.875%, 8/15/16	6,500,000	7,603,324
1.000%, 8/31/16	23,300,000	23,794,762
3.000%, 8/31/16	20,500,000	22,532,542
1.000%, 9/30/16	25,650,000	26,195,663
3.000%, 9/30/16	31,700,000	34,882,629
3.125%, 10/31/16	28,900,000	31,995,687
4.625%, 11/15/16	25,150,000	29,388,167
0.875%, 11/30/16	19,100,000	19,408,583
0.875%, 12/31/16	34,950,000	35,495,276
3.250%, 12/31/16	21,450,000	23,925,465
0.875%, 1/31/17	14,000,000	14,214,812
3.125%, 1/31/17	18,650,000	20,730,786
4.625%, 2/15/17	16,600,000	19,534,958
0.875%, 2/28/17	18,650,000	18,936,160
3.000%, 2/28/17	20,500,000	22,704,390
3.250%, 3/31/17	23,300,000	26,101,461
3.125%, 4/30/17	11,650,000	12,999,579
2.750%, 5/31/17	20,500,000	22,563,614
2.500%, 6/30/17	14,450,000	15,744,969
2.375%, 7/31/17	22,100,000	23,970,904
4.750%, 8/15/17	8,850,000	10,611,841
1.875%, 8/31/17	25,650,000	27,225,872
0.625%, 9/30/17	25,000,000	24,995,117
1.875%, 9/30/17	23,300,000	24,722,938
1.875%, 10/31/17	20,200,000	21,437,250
4.250%, 11/15/17	23,750,000	28,040,585
2.750%, 12/31/17	4,200,000	4,648,908
2.625%, 1/31/18	19,550,000	21,523,633
3.500%, 2/15/18	18,650,000	21,391,405
2.750%, 2/28/18	13,500,000	14,964,222
2.875%, 3/31/18	5,600,000	6,249,206
2.625%, 4/30/18	4,650,000	5,126,843
3.875%, 5/15/18	4,650,000	5,452,779
2.375%, 5/31/18	13,500,000	14,698,863
2.375%, 6/30/18	23,750,000	25,872,471
2.250%, 7/31/18	25,150,000	27,225,463
4.000%, 8/15/18	5,600,000	6,638,144
1.500%, 8/31/18	22,850,000	23,743,291
1.375%, 9/30/18	20,500,000	21,147,191
1.750%, 10/31/18	18,650,000	19,652,437
3.750%, 11/15/18	29,800,000	34,977,285
1.375%, 11/30/18	24,000,000	24,737,062
1.375%, 12/31/18	18,650,000	19,207,314
1.250%, 1/31/19	18,650,000	19,047,915
2.750%, 2/15/19	23,750,000	26,461,768
1.375%, 2/28/19	14,000,000	14,398,343
1.250%, 4/30/19	14,000,000	14,262,282
3.125%, 5/15/19	20,500,000	23,369,840
0.875%, 7/31/19	23,300,000	23,077,923
3.625%, 8/15/19	14,900,000	17,500,515
1.000%, 9/30/19	5,000,000	4,981,836
3.375%, 11/15/19	31,700,000	36,752,435
3.625%, 2/15/20	24,450,000	28,812,606
3.500%, 5/15/20	28,400,000	33,252,407
2.625%, 8/15/20	13,000,000	14,371,703
2.625%, 11/15/20	23,750,000	26,221,484
3.125%, 5/15/21	9,300,000	10,631,208
1.625%, 8/15/22	47,250,000	47,197,581

		2,923,185,916

Total Government Securities		6,518,666,665

Total Long-Term Debt Securities (89.0%) (Cost $6,434,256,053)		6,533,833,825

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.7%) iShares Barclays 1-3 Year Treasury Bond Fund	3,788,450	320,124,025
iShares Barclays 3-7 Year Treasury Bond Fund	804,823	99,564,653
iShares Barclays 7-10 Year Treasury Bond Fund	2,713,000	294,251,980

Total Investment Companies (9.7%) (Cost $685,644,033)		713,940,658

Total Investments (98.7%) (Cost $7,119,900,086)		7,247,774,483
Other Assets Less Liabilities (1.3%)		92,324,564

Net Assets (100%)		$7,340,099,047

Glossary:

ABS — Asset-Backed Security

IO — Interest Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$2,515,667	$—	$2,515,667
Utilities	—	12,651,493	—	12,651,493
Government Securities
U.S. Government Agencies	—	3,595,480,749	—	3,595,480,749
U.S. Treasuries	—	2,923,185,916	—	2,923,185,916
Investment Companies
Exchange Traded Funds (ETFs)	713,940,658	—	—	713,940,658

Total Assets	$713,940,658	$6,533,833,825	$—	$7,247,774,483

Total Liabilities	$—	$—	$—	$—

Total	$713,940,658	$6,533,833,825	$—	$7,247,774,483

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,944,658,336
Long-term U.S. Treasury securities	2,410,671,683

$7,355,330,019

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,808,239,029
Long-term U.S. Treasury securities	1,770,992,396

$4,579,231,425

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,207,849
Aggregate gross unrealized depreciation	(541,431)

Net unrealized appreciation	$126,666,418

Federal income tax cost of investments	$7,121,108,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.4%)
AGL Energy Ltd.	24,792	$384,980
ALS Ltd.	15,195	135,394
Alumina Ltd.	109,083	96,179
Amcor Ltd.	55,171	444,096
AMP Ltd.	130,438	585,863
APA Group	29,797	146,506
Asciano Ltd.	43,983	199,375
ASX Ltd.	8,026	246,181
Australia & New Zealand Banking Group Ltd.	121,474	3,118,623
Bendigo and Adelaide Bank Ltd.	17,488	139,318
BGP Holdings plc(b)*†	1,044,151	—
BHP Billiton Ltd.	699,233	23,964,387
BHP Billiton Ltd. (ADR)	38,263	2,625,224
Boral Ltd.	33,347	132,829
Brambles Ltd.	71,048	517,361
Caltex Australia Ltd.	5,995	102,794
Centro Retail Australia (REIT)	.56,937	123,437
CFS Retail Property Trust Group (REIT)	87,979	176,133
Coca-Cola Amatil Ltd.	26,066	366,639
Cochlear Ltd.	2,616	182,217
Commonwealth Bank of Australia	72,360	4,186,042
Computershare Ltd.	20,426	175,859
Crown Ltd.	18,410	173,780
CSL Ltd.	23,272	1,110,442
Dexus Property Group (REIT)	210,900	207,828
Echo Entertainment Group Ltd.	34,224	135,967
Fairfax Media Ltd.	98,650	42,467
Fortescue Metals Group Ltd.	63,707	230,631
Goodman Group (REIT)	69,981	287,462
GPT Group (REIT)	63,716	224,715
Harvey Norman Holdings Ltd.	24,687	49,679
Iluka Resources Ltd.	19,180	197,561
Incitec Pivot Ltd.	74,686	230,866
Insurance Australia Group Ltd.	95,141	431,274
Leighton Holdings Ltd.	6,793	117,111
Lend Lease Group	24,935	203,041
Lynas Corp., Ltd.*	76,152	62,404
Macquarie Group Ltd.	15,142	447,015
Metcash Ltd.	39,466	144,921
Mirvac Group (REIT)	156,782	232,561
National Australia Bank Ltd.	101,487	2,683,395
Newcrest Mining Ltd.	34,893	1,054,708
Orica Ltd.	16,688	430,511
Origin Energy Ltd.	49,605	582,474
OZ Minerals Ltd.	14,104	98,753
Qantas Airways Ltd.*	49,182	62,240
QBE Insurance Group Ltd.	53,973	725,021
QR National Ltd.	78,229	276,711
Ramsay Health Care Ltd.	5,886	146,655
Rio Tinto Ltd.	19,697	1,090,235
Santos Ltd.	43,154	508,515
Sonic Healthcare Ltd.	16,990	238,801
SP AusNet	73,766	79,961
Stockland Corp., Ltd. (REIT)	100,752	349,064
Suncorp Group Ltd.	58,806	563,635
Sydney Airport	16,212	53,141
Tabcorp Holdings Ltd.	31,764	90,939
Tatts Group Ltd.	63,428	178,301
Telstra Corp., Ltd.	198,857	808,595
Toll Holdings Ltd.	31,329	143,314
Transurban Group	60,050	373,739
Wesfarmers Ltd.	45,564	1,619,249
Westfield Group (REIT)	98,381	1,036,834
Westfield Retail Trust (REIT)	132,719	397,865
Westpac Banking Corp.	138,518	3,570,565
Whitehaven Coal Ltd.	20,262	60,321
Woodside Petroleum Ltd.	29,864	1,026,608
Woolworths Ltd.	55,968	1,669,679
WorleyParsons Ltd.	9,289	272,588

		62,771,579

Austria (0.1%)
Andritz AG	3,278	185,640
Erste Group Bank AG*	9,909	221,118
Immofinanz AG*	42,845	155,429
OMV AG	6,758	236,519
Raiffeisen Bank International AG	2,156	78,088
Telekom Austria AG	10,653	75,293
Verbund AG	3,013	62,337
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,692	71,752
Voestalpine AG	4,930	147,549

		1,233,725

Belgium (0.5%)
Ageas	10,520	252,259
Anheuser-Busch InBev N.V.	36,402	3,095,326
Belgacom S.A.	6,853	209,153
Colruyt S.A.	3,405	148,311
Delhaize Group S.A.	4,587	177,101
Groupe Bruxelles Lambert S.A.	3,697	274,360
KBC Groep N.V.	7,209	172,958
Mobistar S.A.	1,300	41,012
Solvay S.A.	2,714	314,096
Telenet Group Holding N.V.	2,534	113,483
UCB S.A.	4,971	273,342
Umicore S.A.	5,222	272,951

		5,344,352

Bermuda (0.2%)
Nabors Industries Ltd.*	133,959	1,879,445

Brazil (0.5%)
Vale S.A. (ADR)	298,861	5,349,612

Canada (12.9%)
Agrium, Inc.	257,015	26,590,772
Brookfield Asset Management, Inc., Class A	99,134	3,421,114
Canadian National Railway Co.	342,226	30,194,600
Canadian Natural Resources Ltd. (New York Exchange)	372,052	11,455,481
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	2,257,828
Canadian Pacific Railway Ltd. (New York Exchange)	224,835	18,636,573
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	8,615,210
Cenovus Energy, Inc. (New York Exchange)	131,226	4,573,226
Cenovus Energy, Inc. (Toronto Exchange)	30,974	1,080,987
Finning International, Inc.	109,322	2,651,039
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	78,817	3,422,234
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	427,272	18,571,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Suncor Energy, Inc. (New York Exchange)	437,587	$14,374,733
Suncor Energy, Inc. (Toronto Exchange)	116,754	3,840,733
Talisman Energy, Inc.	4,800	63,936

		149,749,652

China (0.0%)
Foxconn International Holdings Ltd.*	104,558	34,385
Yangzijiang Shipbuilding Holdings Ltd.	84,652	67,600

		101,985

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	25	169,439
A. P. Moller - Maersk A/S, Class B	60	429,406
Carlsberg A/S, Class B	4,892	433,421
Coloplast A/S, Class B	1,046	217,800
Danske Bank A/S*	29,820	538,163
DSV A/S	8,720	195,999
Novo Nordisk A/S, Class B	18,460	2,916,244
Novozymes A/S, Class B	11,051	304,586
TDC A/S	22,236	161,974
Tryg A/S	1,079	70,098
William Demant Holding A/S*	1,174	105,228

		5,542,358

Finland (0.3%)
Elisa Oyj	6,350	143,536
Fortum Oyj	20,312	374,041
Kesko Oyj, Class B	2,813	79,707
Kone Oyj, Class B	7,119	492,634
Metso Oyj	5,861	209,456
Neste Oil Oyj	5,630	73,795
Nokia Oyj	171,127	442,013
Nokian Renkaat Oyj	5,088	206,938
Orion Oyj, Class B	4,273	91,425
Pohjola Bank plc, Class A	6,098	80,243
Sampo Oyj, Class A	19,156	595,964
Stora Enso Oyj, Class R	25,343	157,429
UPM-Kymmene Oyj	24,052	271,836
Wartsila Oyj	7,581	262,546

		3,481,563

France (3.5%)
Accor S.A.	6,666	222,334
Aeroports de Paris S.A.	1,371	109,337
Air Liquide S.A.	14,215	1,761,851
Alcatel-Lucent S.A.*	104,505	115,359
Alstom S.A.	9,436	330,851
Arkema S.A.	2,809	263,003
AtoS	2,514	175,229
AXA S.A.	79,949	1,190,739
BNP Paribas S.A.	43,757	2,079,383
Bouygues S.A.	8,660	211,442
Bureau Veritas S.A.	2,506	257,369
Cap Gemini S.A.	6,782	286,948
Carrefour S.A.	26,389	547,326
Casino Guichard Perrachon S.A.	2,537	224,593
Christian Dior S.A.	2,495	334,727
Cie de Saint-Gobain S.A.	17,778	624,485
Cie Generale de Geophysique-Veritas*	6,282	197,781
Cie Generale des Etablissements Michelin	8,226	644,397
Cie Generale d’Optique Essilor International S.A.	9,075	849,797
CNP Assurances S.A.	6,586	86,030
Credit Agricole S.A.*	44,966	310,298
Danone S.A.	26,206	1,613,418
Dassault Systemes S.A.	2,797	293,869
Edenred	7,644	214,778
EDF S.A.	11,020	230,899
Eurazeo S.A.	1,306	59,830
Eutelsat Communications S.A.	5,945	191,105
Fonciere des Regions (REIT)	1,247	93,744
France Telecom S.A.	83,855	1,011,631
GDF Suez S.A.	57,883	1,294,256
Gecina S.A. (REIT)	976	99,910
Groupe Eurotunnel S.A. (Registered)	25,284	178,117
ICADE (REIT)	1,040	84,731
Iliad S.A.	1,049	170,794
Imerys S.A.	1,495	87,720
J.C. Decaux S.A.	2,938	66,675
Klepierre S.A. (REIT)	4,665	163,597
Lafarge S.A.	8,544	460,149
Lagardere S.C.A.	5,296	144,654
Legrand S.A.	10,764	405,701
L’Oreal S.A.	10,968	1,356,730
LVMH Moet Hennessy Louis Vuitton S.A.	11,505	1,729,786
Natixis S.A.	41,259	129,899
Pernod-Ricard S.A.	9,573	1,074,069
Peugeot S.A.*	10,315	81,520
PPR S.A.	3,402	521,986
Publicis Groupe S.A.	8,003	447,879
Remy Cointreau S.A.	996	114,552
Renault S.A.	8,790	412,515
Rexel S.A.	4,784	96,273
Safran S.A.	10,394	373,790
Sanofi S.A.	54,026	4,606,422
Schneider Electric S.A.	23,601	1,396,777
SCOR SE	7,496	193,281
Societe BIC S.A.	1,283	155,013
Societe Generale S.A.*	31,536	895,610
Sodexo S.A.	4,315	324,881
Suez Environnement Co. S.A.	12,602	142,817
Technip S.A.	4,536	504,266
Thales S.A.	4,192	143,966
Total S.A.	96,485	4,785,939
Unibail-Rodamco S.A. (REIT)	4,145	826,145
Vallourec S.A.	4,736	200,534
Veolia Environnement S.A.	15,503	167,266
Vinci S.A.	20,991	894,069
Vivendi S.A.	58,275	1,136,399
Wendel S.A.	1,467	123,856
Zodiac Aerospace	1,534	149,777

		40,674,874

Germany (3.8%)
Adidas AG	9,553	783,705
Allianz SE (Registered)	20,628	2,454,377
Axel Springer AG	1,754	76,004
BASF SE	88,743	7,486,673
BASF SE (ADR)	6,500	549,445
Bayer AG (Registered)	37,483	3,219,036
Bayerische Motoren Werke (BMW) AG	14,971	1,094,862
Bayerische Motoren Werke (BMW) AG (Preference)	2,403	123,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Beiersdorf AG	4,615	$338,632
Brenntag AG	2,320	296,939
Celesio AG	3,733	66,560
Commerzbank AG*	166,481	297,158
Continental AG	3,661	358,488
Daimler AG (Registered)	41,062	1,987,459
Deutsche Bank AG (Registered)	42,064	1,661,901
Deutsche Boerse AG	8,673	479,970
Deutsche Lufthansa AG (Registered)	10,554	143,084
Deutsche Post AG (Registered)	38,647	754,883
Deutsche Telekom AG (Registered)	127,133	1,564,289
E.ON AG	81,555	1,935,174
Fraport AG	1,636	94,616
Fresenius Medical Care AG & Co. KGaA	9,581	702,526
Fresenius SE & Co. KGaA	5,630	653,595
GEA Group AG	7,880	238,421
Hannover Rueckversicherung AG (Registered)	2,710	173,167
HeidelbergCement AG	6,438	337,296
Henkel AG & Co. KGaA	5,944	387,798
Henkel AG & Co. KGaA (Preference)	8,140	647,388
Hochtief AG*	1,432	67,093
Hugo Boss AG	1,095	96,388
Infineon Technologies AG	49,690	315,312
K+S AG (Registered)	7,882	387,577
Kabel Deutschland Holding AG*	3,951	281,837
Lanxess AG	3,811	316,024
Linde AG	8,425	1,450,757
MAN SE	1,941	177,718
Merck KGaA	2,959	365,036
Metro AG	5,954	178,081
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	8,110	1,266,243
Porsche Automobil Holding SE (Preference)	7,004	418,928
ProSiebenSat.1 Media AG (Preference)	4,084	102,890
RWE AG	22,107	989,045
RWE AG (Preference)	1,715	68,364
Salzgitter AG	1,734	66,993
SAP AG	41,744	2,956,273
Siemens AG (Registered)	37,304	3,720,430
Suedzucker AG	2,953	104,545
ThyssenKrupp AG	17,658	375,316
United Internet AG (Registered)	4,484	91,446
Volkswagen AG	1,353	226,375
Volkswagen AG (Preference)	6,540	1,192,980
Wacker Chemie AG	684	43,914

		44,166,345

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	9,060	169,050
OPAP S.A.	9,757	50,153

		219,203

Hong Kong (1.2%)
AIA Group Ltd.	466,000	1,736,821
ASM Pacific Technology Ltd.	8,907	105,392
Bank of East Asia Ltd.	61,980	232,603
BOC Hong Kong Holdings Ltd.	169,043	537,385
Cathay Pacific Airways Ltd.	52,575	85,568
Cheung Kong Holdings Ltd.	62,899	922,307
Cheung Kong Infrastructure Holdings Ltd.	23,340	141,321
CLP Holdings Ltd.	82,064	697,444
First Pacific Co., Ltd.	94,000	102,194
Galaxy Entertainment Group Ltd.*	67,000	224,657
Hang Lung Group Ltd.	39,739	251,891
Hang Lung Properties Ltd.	102,438	350,089
Hang Seng Bank Ltd.	34,974	536,289
Henderson Land Development Co., Ltd.	43,190	310,806
Hong Kong & China Gas Co., Ltd.	237,952	603,315
Hong Kong Exchanges and Clearing Ltd.	46,827	707,775
Hopewell Holdings Ltd.	24,851	85,892
Hutchison Whampoa Ltd.	96,571	936,561
Hysan Development Co., Ltd.	28,459	129,559
Kerry Properties Ltd.	33,232	168,002
Li & Fung Ltd.	269,038	417,051
Lifestyle International Holdings Ltd.	22,241	45,950
Link REIT (REIT).	103,186	489,046
MGM China Holdings Ltd.	42,400	73,382
MTR Corp., Ltd.	66,529	252,249
New World Development Co., Ltd.	165,170	256,040
Noble Group Ltd.	173,979	187,844
NWS Holdings Ltd.	68,215	109,615
Orient Overseas International Ltd.	9,452	52,111
PCCW Ltd.	176,585	72,191
Power Assets Holdings Ltd.	63,496	539,229
Shangri-La Asia Ltd.	71,859	139,380
Sino Land Co., Ltd.	133,241	249,160
SJM Holdings Ltd.	87,000	189,168
Sun Hung Kai Properties Ltd.	71,278	1,044,252
Swire Pacific Ltd., Class A	30,831	377,731
Wharf Holdings Ltd.	69,330	481,480
Wheelock & Co., Ltd.	41,116	177,369
Wing Hang Bank Ltd.	7,856	73,757
Yue Yuen Industrial Holdings Ltd.	34,199	115,113

		14,207,989

Ireland (0.3%)
CRH plc	32,841	633,035
Elan Corp. plc*	22,991	247,879
Experian plc	45,894	762,588
Irish Bank Resolution Corp.,
Ltd.(b)*†	67,703	—
James Hardie Industries SE (CDI)	19,574	176,646
Kerry Group plc, Class A	6,831	349,810
Shire plc	25,682	752,289
WPP plc	57,543	781,926

		3,704,173

Israel (0.2%)
Bank Hapoalim B.M.*	47,648	170,129
Bank Leumi Le-Israel B.M.*	56,265	157,448
Bezeq Israeli Telecommunication Corp., Ltd.	84,889	98,859
Delek Group Ltd.	194	32,453
Israel Chemicals Ltd.	20,420	248,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Israel Corp., Ltd.	106	$67,381
Mellanox Technologies Ltd.*	1,625	170,569
Mizrahi Tefahot Bank Ltd.*	5,378	47,752
NICE Systems Ltd.*	2,765	92,118
Teva Pharmaceutical Industries Ltd.	42,977	1,767,279

		2,852,487

Italy (1.5%)
Assicurazioni Generali S.p.A.	52,680	757,523
Atlantia S.p.A.	15,187	235,754
Autogrill S.p.A.	4,981	47,334
Banca Monte dei Paschi di Siena S.p.A.*	284,510	82,481
Banco Popolare S.c.a.r.l.*	78,521	117,552
Enel Green Power S.p.A.	78,301	132,417
Enel S.p.A.	297,406	1,051,764
Eni S.p.A.	115,391	2,523,780
Exor S.p.A.	2,827	71,094
Fiat Industrial S.p.A.	39,217	383,260
Fiat S.p.A.*	40,298	215,011
Finmeccanica S.p.A.*	17,836	84,713
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	40,558	52,432
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	460,237	699,659
Luxottica Group S.p.A.	5,367	189,871
Mediaset S.p.A.	31,051	58,297
Mediobanca S.p.A.	22,966	122,713
Pirelli & C. S.p.A.	10,643	114,611
Prysmian S.p.A.	9,370	167,128
Saipem S.p.A.	171,342	8,228,240
Snam S.p.A.	77,174	342,145
Telecom Italia S.p.A.	429,591	430,596
Telecom Italia S.p.A. (RNC)	271,545	237,809
Terna Rete Elettrica Nazionale S.p.A.	58,928	219,604
UniCredit S.p.A.*	185,044	768,540
Unione di Banche Italiane S.c.p.A.	38,287	141,501

		17,475,829

Japan (8.0%)
ABC-Mart, Inc.	1,240	54,818
Advantest Corp.	6,698	87,115
Aeon Co., Ltd.	27,452	310,611
Aeon Credit Service Co., Ltd.	2,738	58,942
Aeon Mall Co., Ltd.	3,162	77,389
Air Water, Inc.	7,000	85,751
Aisin Seiki Co., Ltd.	8,738	248,569
Ajinomoto Co., Inc.	29,168	457,479
Alfresa Holdings Corp.	1,866	92,176
All Nippon Airways Co., Ltd.	50,302	105,709
Amada Co., Ltd.	16,148	70,766
Aozora Bank Ltd.	26,918	82,437
Asahi Glass Co., Ltd.	45,752	304,857
Asahi Group Holdings Ltd.	17,687	436,056
Asahi Kasei Corp.	58,078	299,916
Asics Corp.	6,948	93,750
Astellas Pharma, Inc.	20,230	1,027,831
Bank of Kyoto Ltd.	14,082	119,275
Bank of Yokohama Ltd.	55,700	264,796
Benesse Holdings, Inc.	3,074	148,894
Bridgestone Corp.	29,664	688,004
Brother Industries Ltd.	10,515	97,551
Canon, Inc.	51,330	1,641,060
Casio Computer Co., Ltd.	9,827	69,635
Central Japan Railway Co.	6,500	571,374
Chiba Bank Ltd.	34,672	201,705
Chiyoda Corp.	7,000	108,893
Chubu Electric Power Co., Inc.	29,454	383,838
Chugai Pharmaceutical Co., Ltd.	10,247	214,683
Chugoku Bank Ltd.	7,511	105,870
Chugoku Electric Power Co., Inc.	13,662	181,541
Citizen Holdings Co., Ltd.	11,652	59,275
Coca-Cola West Co., Ltd.	2,648	43,907
Cosmo Oil Co., Ltd.	24,222	44,695
Credit Saison Co., Ltd.	7,116	172,064
Dai Nippon Printing Co., Ltd.	25,162	175,399
Daicel Corp.	12,955	77,690
Daido Steel Co., Ltd.	12,519	58,232
Daihatsu Motor Co., Ltd.	9,200	153,491
Dai-ichi Life Insurance Co., Ltd.	389	441,638
Daiichi Sankyo Co., Ltd.	30,787	508,909
Daikin Industries Ltd.	10,723	277,968
Dainippon Sumitomo Pharma Co., Ltd.	6,992	76,873
Daito Trust Construction Co., Ltd.	3,338	335,768
Daiwa House Industry Co., Ltd.	23,658	343,472
Daiwa Securities Group, Inc.	75,476	287,242
DeNA Co., Ltd.	4,700	156,105
Denki Kagaku Kogyo KK	21,718	67,347
Denso Corp.	21,912	688,190
Dentsu, Inc.	8,291	210,356
East Japan Railway Co.	15,320	1,014,921
Eisai Co., Ltd.	11,454	516,634
Electric Power Development Co., Ltd.	5,203	136,942
FamilyMart Co., Ltd.	2,704	133,052
FANUC Corp.	8,644	1,393,408
Fast Retailing Co., Ltd.	2,416	561,896
Fuji Electric Co., Ltd.	24,288	49,485
Fuji Heavy Industries Ltd.	26,480	219,875
Fujifilm Holdings Corp.	21,168	354,789
Fujitsu Ltd.	84,742	318,163
Fukuoka Financial Group, Inc.	34,983	142,102
Furukawa Electric Co., Ltd.*	28,288	53,285
Gree, Inc.	4,100	75,076
GS Yuasa Corp.	15,963	66,478
Gunma Bank Ltd.	17,274	87,875
Hachijuni Bank Ltd.	19,088	105,909
Hakuhodo DY Holdings, Inc.	1,096	73,872
Hamamatsu Photonics KK	3,200	109,933
Hankyu Hanshin Holdings, Inc.	52,000	281,189
Hino Motors Ltd.	11,830	77,462
Hirose Electric Co., Ltd.	1,366	153,159
Hisamitsu Pharmaceutical Co., Inc.	2,767	152,993
Hitachi Chemical Co., Ltd.	4,588	62,024
Hitachi Construction Machinery Co., Ltd.	4,751	76,890
Hitachi High-Technologies Corp.	2,918	70,407
Hitachi Ltd.	210,211	1,169,036
Hitachi Metals Ltd.	7,386	65,872
Hokkaido Electric Power Co., Inc.	8,468	68,794
Hokuriku Electric Power Co.	7,538	91,472
Honda Motor Co., Ltd.	73,904	2,269,963
Hoya Corp.	19,902	437,365
Hulic Co., Ltd.*	10,400	62,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Ibiden Co., Ltd.	5,334	$77,987
Idemitsu Kosan Co., Ltd.	990	81,189
IHI Corp.	59,834	133,407
INPEX Corp.	100	596,489
Isetan Mitsukoshi Holdings Ltd.	16,348	170,519
Isuzu Motors Ltd.	54,138	261,533
ITOCHU Corp.	68,732	696,656
ITOCHU Techno-Solutions Corp.	1,134	58,996
Iyo Bank Ltd.	11,578	94,357
J. Front Retailing Co., Ltd.	21,068	118,244
Japan Petroleum Exploration Co.	1,310	52,541
Japan Prime Realty Investment Corp. (REIT)	36	108,498
Japan Real Estate Investment Corp. (REIT)	25	251,794
Japan Retail Fund Investment Corp. (REIT)	84	150,154
Japan Steel Works Ltd.	14,022	78,160
Japan Tobacco, Inc.	41,000	1,230,420
JFE Holdings, Inc.	21,076	278,169
JGC Corp.	9,326	311,305
Joyo Bank Ltd.	29,480	144,302
JSR Corp.	8,218	134,790
JTEKT Corp.	9,882	78,129
Jupiter Telecommunications Co., Ltd.	97	98,442
JX Holdings, Inc.	102,678	561,808
Kajima Corp.	37,739	103,004
Kamigumi Co., Ltd.	10,704	88,606
Kaneka Corp.	12,644	60,919
Kansai Electric Power Co., Inc.	34,323	268,286
Kansai Paint Co., Ltd.	9,452	104,767
Kao Corp.	23,967	706,357
Kawasaki Heavy Industries Ltd.	64,840	128,783
Kawasaki Kisen Kaisha Ltd.*	43,162	54,201
KDDI Corp.	12,200	947,360
Keikyu Corp.	21,466	202,447
Keio Corp.	26,347	198,852
Keisei Electric Railway Co., Ltd.	12,955	117,033
Keyence Corp.	2,053	526,140
Kikkoman Corp.	7,823	106,960
Kinden Corp.	6,696	42,215
Kintetsu Corp.	73,980	290,080
Kirin Holdings Co., Ltd.	38,991	521,612
Kobe Steel Ltd.	115,095	91,439
Koito Manufacturing Co., Ltd.	5,000	57,791
Komatsu Ltd.	42,572	838,457
Konami Corp.	4,488	101,963
Konica Minolta Holdings, Inc.	21,436	164,808
Kubota Corp.	49,508	501,170
Kuraray Co., Ltd.	15,792	179,491
Kurita Water Industries Ltd.	5,114	113,302
Kyocera Corp.	6,904	598,040
Kyowa Hakko Kirin Co., Ltd.	12,267	148,229
Kyushu Electric Power Co., Inc.	19,588	161,644
Lawson, Inc.	2,780	213,737
LIXIL Group Corp.	12,223	291,635
Mabuchi Motor Co., Ltd.	1,052	48,125
Makita Corp.	5,146	199,800
Marubeni Corp.	74,668	476,482
Marui Group Co., Ltd.	9,886	70,053
Maruichi Steel Tube Ltd.	2,016	43,141
Mazda Motor Corp.*	126,679	147,716
McDonald's Holdings Co. Japan Ltd.	2,980	84,886
Medipal Holdings Corp.	6,522	89,757
MEIJI Holdings Co., Ltd.	2,834	140,720
Miraca Holdings, Inc.	2,500	112,282
Mitsubishi Chemical Holdings Corp.	61,859	237,005
Mitsubishi Corp.	63,584	1,156,147
Mitsubishi Electric Corp.	87,371	644,871
Mitsubishi Estate Co., Ltd.	57,011	1,091,420
Mitsubishi Gas Chemical Co., Inc.	17,711	88,964
Mitsubishi Heavy Industries Ltd.	138,256	598,802
Mitsubishi Logistics Corp.	6,008	71,520
Mitsubishi Materials Corp.	50,819	160,193
Mitsubishi Motors Corp.*	178,218	164,425
Mitsubishi Tanabe Pharma Corp.	10,390	158,033
Mitsubishi UFJ Financial Group, Inc.	577,416	2,708,025
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,600	109,610
Mitsui & Co., Ltd.	78,554	1,105,232
Mitsui Chemicals, Inc.	39,288	77,025
Mitsui Fudosan Co., Ltd.	37,427	749,595
Mitsui O.S.K. Lines Ltd.	49,575	115,616
Mizuho Financial Group, Inc.	1,034,402	1,683,355
MS&AD Insurance Group Holdings, Inc.	23,198	401,595
Murata Manufacturing Co., Ltd.	9,271	493,606
Nabtesco Corp.	4,700	86,303
Namco Bandai Holdings, Inc.	8,219	139,230
NEC Corp.*	119,742	190,262
Nexon Co., Ltd.*	4,800	65,997
NGK Insulators Ltd.	12,267	146,971
NGK Spark Plug Co., Ltd.	7,948	83,615
NHK Spring Co., Ltd.	7,475	64,175
Nidec Corp.	4,946	361,887
Nikon Corp.	15,559	428,251
Nintendo Co., Ltd.	4,839	613,246
Nippon Building Fund, Inc. (REIT)	28	301,743
Nippon Electric Glass Co., Ltd.	17,022	94,009
Nippon Express Co., Ltd.	38,427	145,751
Nippon Meat Packers, Inc.	8,075	103,680
Nippon Paper Group, Inc.	4,330	51,101
Nippon Steel Corp.	346,698	710,811
Nippon Telegraph & Telephone Corp.	19,887	947,971
Nippon Yusen KK	72,442	128,101
Nishi-Nippon City Bank Ltd.	29,480	68,374
Nissan Motor Co., Ltd.	112,448	958,200
Nisshin Seifun Group, Inc.	8,638	106,259
Nisshin Steel Co., Ltd.†	31,672	34,091
Nissin Foods Holdings Co., Ltd.	2,606	102,183
Nitori Holdings Co., Ltd.	1,575	146,319
Nitto Denko Corp.	7,511	358,033
NKSJ Holdings, Inc.	17,104	334,891
NOK Corp.	4,664	74,646
Nomura Holdings, Inc.	165,908	593,136
Nomura Real Estate Holdings, Inc.	4,175	73,400
Nomura Real Estate Office Fund, Inc. (REIT)	13	81,542
Nomura Research Institute Ltd.	4,688	96,655
NSK Ltd.	19,970	115,920
NTN Corp.	20,214	40,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
NTT Data Corp.	57	$178,874
NTT DoCoMo, Inc.	691	1,120,971
NTT Urban Development Corp.	53	43,057
Obayashi Corp.	29,666	135,329
Odakyu Electric Railway Co., Ltd.	28,103	295,650
OJI Paper Co., Ltd.	36,612	111,656
Olympus Corp.*	9,752	189,942
Omron Corp.	9,344	179,600
Ono Pharmaceutical Co., Ltd.	3,775	232,430
Oracle Corp. Japan	1,640	84,585
Oriental Land Co., Ltd.	2,286	301,129
ORIX Corp.	4,791	481,310
Osaka Gas Co., Ltd.	85,868	378,506
Otsuka Corp.	739	66,287
Otsuka Holdings Co., Ltd.	16,500	511,661
Panasonic Corp.	99,586	658,462
Rakuten, Inc.	33,200	338,211
Resona Holdings, Inc.	86,402	354,288
Ricoh Co., Ltd.	28,480	240,496
Rinnai Corp.	1,484	110,673
Rohm Co., Ltd.	4,426	149,046
Sankyo Co., Ltd.	2,198	102,380
Sanrio Co., Ltd.	2,000	71,681
Santen Pharmaceutical Co., Ltd.	3,331	153,233
SBI Holdings, Inc.	10,530	67,870
Secom Co., Ltd.	9,527	496,859
Sega Sammy Holdings, Inc.	9,175	174,118
Seiko Epson Corp.	5,722	34,901
Sekisui Chemical Co., Ltd.	19,214	154,864
Sekisui House Ltd.	24,970	247,972
Seven & I Holdings Co., Ltd.	34,312	1,053,894
Seven Bank Ltd.	23,500	71,668
Sharp Corp.	45,938	113,609
Shikoku Electric Power Co., Inc.	7,843	88,540
Shimadzu Corp.	10,140	71,074
Shimamura Co., Ltd.	1,046	121,837
Shimano, Inc.	3,336	242,805
Shimizu Corp.	25,910	87,318
Shin-Etsu Chemical Co., Ltd.	18,564	1,044,284
Shinsei Bank Ltd.	70,173	90,818
Shionogi & Co., Ltd.	13,707	209,364
Shiseido Co., Ltd.	16,522	226,744
Shizuoka Bank Ltd.	23,724	242,894
Showa Denko KK	65,382	103,887
Showa Shell Sekiyu KK	8,275	43,899
SMC Corp.	2,448	394,616
Softbank Corp.	40,072	1,622,598
Sojitz Corp.	55,642	72,012
Sony Corp.	45,864	540,095
Sony Financial Holdings, Inc.	8,000	137,160
Square Enix Holdings Co., Ltd.	3,024	46,151
Stanley Electric Co., Ltd.	6,384	94,566
Sumco Corp.*	5,052	34,051
Sumitomo Chemical Co., Ltd.	68,158	173,801
Sumitomo Corp.	51,428	693,922
Sumitomo Electric Industries Ltd.	34,460	364,294
Sumitomo Heavy Industries Ltd.	24,784	84,794
Sumitomo Metal Mining Co., Ltd.	23,784	300,195
Sumitomo Mitsui Financial Group, Inc.	60,868	1,903,100
Sumitomo Mitsui Trust Holdings, Inc.	142,268	422,939
Sumitomo Realty & Development Co., Ltd.	15,526	412,223
Sumitomo Rubber Industries Ltd.	7,636	90,704
Suruga Bank Ltd.	7,890	89,475
Suzuken Co., Ltd.	3,206	106,607
Suzuki Motor Corp.	16,536	321,015
Sysmex Corp.	3,200	153,972
T&D Holdings, Inc.	26,568	287,672
Taiheiyo Cement Corp.	50,000	107,637
Taisei Corp.	46,183	132,560
Taisho Pharmaceutical Holdings Co., Ltd.	1,671	136,395
Taiyo Nippon Sanso Corp.	10,392	54,730
Takashimaya Co., Ltd.	11,955	82,110
Takeda Pharmaceutical Co., Ltd.	35,723	1,645,620
TDK Corp.	5,571	207,449
Teijin Ltd.	42,250	103,405
Terumo Corp.	6,950	299,231
THK Co., Ltd.	5,408	83,019
Tobu Railway Co., Ltd.	46,991	252,899
Toho Co., Ltd.	5,046	92,786
Toho Gas Co., Ltd.	18,592	123,645
Tohoku Electric Power Co., Inc.	20,459	164,637
Tokio Marine Holdings, Inc.	33,015	843,566
Tokyo Electric Power Co., Inc.*	64,858	106,379
Tokyo Electron Ltd.	7,836	333,863
Tokyo Gas Co., Ltd.	110,711	610,017
Tokyu Corp.	52,011	248,592
Tokyu Land Corp.	19,592	104,939
TonenGeneral Sekiyu KK	12,830	111,301
Toppan Printing Co., Ltd.	24,910	144,595
Toray Industries, Inc.	66,774	395,305
Toshiba Corp.	183,683	588,426
Tosoh Corp.	24,095	45,695
TOTO Ltd.	12,267	90,226
Toyo Seikan Kaisha Ltd.	6,704	71,730
Toyo Suisan Kaisha Ltd.	3,756	93,948
Toyoda Gosei Co., Ltd.	2,942	58,923
Toyota Boshoku Corp.	2,992	31,055
Toyota Industries Corp.	7,418	207,693
Toyota Motor Corp.	125,336	4,882,386
Toyota Tsusho Corp.	9,714	207,748
Trend Micro, Inc.	4,782	133,582
Tsumura & Co.	2,604	81,817
Ube Industries Ltd.	45,123	97,138
Unicharm Corp.	5,194	298,169
Ushio, Inc.	4,564	54,857
USS Co., Ltd.	1,011	106,878
West Japan Railway Co.	7,800	333,329
Yahoo! Japan Corp.	668	254,480
Yakult Honsha Co., Ltd.	4,407	208,943
Yamada Denki Co., Ltd.	3,922	172,128
Yamaguchi Financial Group, Inc.	9,763	79,065
Yamaha Corp.	6,979	64,746
Yamaha Motor Co., Ltd.	12,532	109,519
Yamato Holdings Co., Ltd.	17,136	271,401
Yamato Kogyo Co., Ltd.	1,854	54,713
Yamazaki Baking Co., Ltd.	5,571	74,599
Yaskawa Electric Corp.	9,140	61,253
Yokogawa Electric Corp.	8,903	102,902

		93,142,438

Luxembourg (1.0%)
ArcelorMittal S.A.	42,544	610,130
Millicom International Cellular S.A. (SDR)	2,875	266,763
SES S.A. (FDR)	13,713	372,968
Tenaris S.A.	21,596	440,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaris S.A. (ADR)	246,195	$10,037,370

		11,727,932

Macau (0.1%)
Sands China Ltd.	110,267	411,685
Wynn Macau Ltd.	70,400	190,208

		601,893

Mexico (0.0%)
Fresnillo plc	8,233	246,350

Netherlands (2.8%)
Aegon N.V.	78,627	408,705
Akzo Nobel N.V.	10,723	606,164
ASML Holding N.V.	18,979	1,014,337
Core Laboratories N.V.	51,400	6,244,072
Corio N.V. (REIT)	2,895	123,084
D.E Master Blenders 1753 N.V.*	27,220	327,929
Delta Lloyd N.V.	6,142	93,648
European Aeronautic Defence and Space Co. N.V.	18,751	594,327
Fugro N.V. (CVA)	3,118	212,039
Gemalto N.V.	3,577	314,639
Heineken Holding N.V.	4,626	224,678
Heineken N.V.	10,527	627,551
ING Groep N.V. (CVA)*	173,253	1,369,006
Koninklijke (Royal) KPN N.V.	45,676	349,006
Koninklijke Ahold N.V.	47,774	598,388
Koninklijke Boskalis Westminster N.V.	3,154	114,012
Koninklijke DSM N.V.	7,054	351,712
Koninklijke Philips Electronics N.V.	47,099	1,098,824
Koninklijke Vopak N.V.	3,226	226,514
QIAGEN N.V.*	10,752	197,857
Randstad Holding N.V.	5,380	178,820
Reed Elsevier N.V.	31,469	420,770
Royal Dutch Shell plc, Class A	167,731	5,801,650
Royal Dutch Shell plc, Class B	120,162	4,264,946
SBM Offshore N.V.*	7,668	109,278
TNT Express N.V.	14,968	156,301
Unilever N.V. (N.Y. Shares)	89,540	3,176,879
Unilever N.V. (CVA)	73,822	2,611,632
Wolters Kluwer N.V.	13,834	260,083

		32,076,851

New Zealand (0.0%)
Auckland International Airport Ltd.	41,132	89,316
Contact Energy Ltd.*	15,903	69,593
Fletcher Building Ltd.	30,585	176,681
SKYCITY Entertainment Group Ltd.	25,512	79,926
Telecom Corp. of New Zealand Ltd.	83,671	165,045

		580,561

Norway (0.4%)
Aker Solutions ASA	7,343	139,069
DNB ASA	44,679	547,871
Gjensidige Forsikring ASA	8,925	123,774
Norsk Hydro ASA	42,727	200,177
Orkla ASA	35,357	268,530
Seadrill Ltd.	16,077	627,769
Statoil ASA	50,485	1,303,345
Telenor ASA	33,068	644,748
Yara International ASA	8,554	428,529
Yara International ASA (ADR)	5,000	249,750

		4,533,562

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	87,969	63,983
EDP-Energias de Portugal S.A.	87,596	241,115
Galp Energia SGPS S.A., Class B	10,380	168,336
Jeronimo Martins SGPS S.A.	10,112	168,733
Portugal Telecom SGPS S.A. (Registered)	28,923	142,983

		785,150

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)	85,522	167,950
CapitaLand Ltd.	117,502	304,479
CapitaMall Trust (REIT)	107,267	176,564
CapitaMalls Asia Ltd.	60,421	81,237
City Developments Ltd.	22,280	213,141
ComfortDelGro Corp., Ltd.	83,550	116,760
Cosco Corp., (Singapore) Ltd.	43,056	33,857
DBS Group Holdings Ltd.	82,795	970,844
Fraser and Neave Ltd.	41,620	301,162
Genting Singapore plc	279,261	311,757
Global Logistic Properties Ltd.	96,000	196,349
Golden Agri-Resources Ltd.	300,537	161,632
Hutchison Port Holdings Trust, Class U	240,000	174,000
Jardine Cycle & Carriage Ltd.	4,449	174,378
Keppel Corp., Ltd.	64,685	600,887
Keppel Land Ltd.	33,000	95,461
Neptune Orient Lines Ltd.*	38,991	35,903
Olam International Ltd.	73,924	123,488
Oversea-Chinese Banking Corp., Ltd.	116,922	889,872
SembCorp Industries Ltd.	44,812	207,044
SembCorp Marine Ltd.	37,626	152,380
Singapore Airlines Ltd.	24,682	216,008
Singapore Exchange Ltd.	39,302	224,180
Singapore Press Holdings Ltd.	73,523	243,839
Singapore Technologies Engineering Ltd.	70,019	201,978
Singapore Telecommunications Ltd.	360,119	939,033
StarHub Ltd.	26,724	81,008
United Overseas Bank Ltd.	57,826	925,913
UOL Group Ltd.	20,532	95,867
Wilmar International Ltd.	87,455	231,608

		8,648,579

Spain (1.2%)
Abertis Infraestructuras S.A.	16,810	247,339
Acciona S.A.	977	55,606
Acerinox S.A.	4,345	48,722
ACS Actividades de Construccion y Servicios S.A.	6,332	130,435
Amadeus IT Holding S.A., Class A	14,347	334,256
Banco Bilbao Vizcaya Argentaria S.A.	244,045	1,917,098
Banco de Sabadell S.A.*	126,637	340,116
Banco Popular Espanol S.A.	59,467	129,987
Banco Santander S.A.*	446,708	3,326,574
Bankia S.A.*	44,263	73,944
CaixaBank	38,201	143,638
Distribuidora Internacional de Alimentacion S.A.	27,399	151,223
Enagas S.A.	8,239	162,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Ferrovial S.A.	18,531	$241,109
Gas Natural SDG S.A.	15,638	221,353
Grifols S.A.*	6,708	221,537
Iberdrola S.A.	177,271	803,686
Inditex S.A.	9,862	1,224,608
Mapfre S.A.	34,107	93,444
Red Electrica Corporacion S.A.	4,875	231,133
Repsol S.A.	37,071	718,859
Telefonica S.A.	183,389	2,445,014
Zardoya Otis S.A.	6,826	80,262

		13,342,462

Sweden (1.3%)
Alfa Laval AB	15,368	278,640
Assa Abloy AB, Class B	15,162	492,105
Atlas Copco AB, Class A	30,665	715,647
Atlas Copco AB, Class B	17,852	373,411
Boliden AB	12,560	209,372
Electrolux AB	11,030	272,022
Elekta AB, Class B	16,536	218,381
Getinge AB, Class B	9,172	276,746
Hennes & Mauritz AB, Class B	42,976	1,492,986
Hexagon AB, Class B	10,862	232,823
Holmen AB, Class B	2,326	63,561
Husqvarna AB, Class B	17,915	91,391
Industrivarden AB, Class C	5,200	74,412
Investment AB Kinnevik, Class B	9,445	196,124
Investor AB, Class B	20,831	458,556
Lundin Petroleum AB*	10,029	244,435
Modern Times Group AB, Class B	2,112	93,273
Nordea Bank AB	119,016	1,176,789
Ratos AB, Class B	8,510	75,075
Sandvik AB	45,833	622,033
Scania AB, Class B	14,662	268,964
Securitas AB, Class B	13,993	104,977
Skandinaviska Enskilda Banken AB, Class A	64,512	540,153
Skanska AB, Class B	17,410	281,738
SKF AB, Class B	17,927	386,715
SSAB AB, Class A	6,877	48,860
Svenska Cellulosa AB, Class B	26,460	491,432
Svenska Handelsbanken AB, Class A	22,383	838,579
Swedbank AB, Class A	37,480	704,091
Swedish Match AB	9,241	373,647
Tele2 AB, Class B	14,569	264,375
Telefonaktiebolaget LM Ericsson, Class B	136,239	1,241,308
TeliaSonera AB	98,885	711,741
Volvo AB, Class B	62,822	880,816

		14,795,178

Switzerland (8.9%)
ABB Ltd. (Registered)*	99,565	1,867,439
Actelion Ltd. (Registered)*	5,003	250,443
Adecco S.A. (Registered)*	6,070	288,882
Aryzta AG*	3,930	188,456
Baloise Holding AG (Registered)	2,133	167,714
Banque Cantonale Vaudoise (Registered)	134	69,458
Barry Callebaut AG (Registered)*	84	77,927
Cie Financiere Richemont S.A., Class A	23,623	1,416,626
Credit Suisse Group AG (Registered)*	55,377	1,173,486
GAM Holding AG*	8,619	112,262
Geberit AG (Registered)*	1,732	376,602
Givaudan S.A. (Registered)*	380	360,606
Glencore International plc	172,503	955,732
Holcim Ltd. (Registered)*	10,458	666,065
Julius Baer Group Ltd.*	9,457	329,813
Kuehne + Nagel International AG (Registered)	2,473	279,248
Lindt & Spruengli AG*	40	126,571
Lindt & Spruengli AG (Registered)*	5	180,489
Lonza Group AG (Registered)*	2,354	123,119
Nestle S.A. (Registered)	297,115	18,733,567
Nestle S.A. (Registered) (ADR)	134,170	8,480,886
Noble Corp.*	554,282	19,832,210
Novartis AG (Registered)	129,270	7,910,142
Novartis AG (ADR)	54,051	3,311,164
Pargesa Holding S.A.	1,194	79,092
Partners Group Holding AG	596	124,016
Roche Holding AG	31,919	5,962,965
Schindler Holding AG	2,198	270,163
Schindler Holding AG (Registered)	963	118,877
SGS S.A. (Registered)	250	513,557
Sika AG	97	197,816
Sonova Holding AG (Registered)*	2,253	227,695
STMicroelectronics N.V.	29,296	157,853
Straumann Holding AG (Registered)	400	53,206
Sulzer AG (Registered)	1,077	156,884
Swatch Group AG	1,409	562,102
Swatch Group AG (Registered) .	1,998	138,830
Swiss Life Holding AG (Registered)*	1,364	162,288
Swiss Prime Site AG (Registered)*	2,204	182,085
Swiss Reinsurance AG*	15,914	1,022,862
Swisscom AG (Registered)	1,066	428,440
Syngenta AG (Registered)	4,281	1,599,970
Syngenta AG (ADR)	53,684	4,018,247
Transocean Ltd. (BATS Europe Exchange)	16,001	713,707
Transocean Ltd. (New York Exchange)	97,350	4,370,041
UBS AG (Registered)*	164,901	2,007,567
Weatherford International Ltd.*	752,941	9,547,292
Wolseley plc	13,028	555,814
Xstrata plc	95,680	1,479,376
Zurich Insurance Group AG*	6,671	1,661,189

		103,590,841

United Kingdom (12.2%)
3i Group plc	43,488	156,390
Aberdeen Asset Management plc	38,566	193,742
Admiral Group plc	9,139	155,398
Aggreko plc	12,212	456,122
AMEC plc	14,360	265,741
Anglo American plc	63,034	1,849,475
Antofagasta plc	18,051	367,857
ARM Holdings plc	62,866	583,717
Associated British Foods plc	16,306	339,406
AstraZeneca plc	57,452	2,741,457
Aviva plc	132,747	683,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Babcock International Group plc	16,463	$246,438
BAE Systems plc	147,831	776,071
Balfour Beatty plc	31,620	155,069
Barclays plc	528,765	1,834,496
BG Group plc	153,985	3,108,187
BHP Billiton plc	95,734	2,975,882
BP plc	863,113	6,083,740
British American Tobacco plc	280,602	14,406,827
British American Tobacco plc (ADR)	73,762	7,570,932
British Land Co. plc (REIT)	37,801	318,634
British Sky Broadcasting Group plc	49,291	591,790
BT Group plc	355,051	1,322,687
Bunzl plc	15,153	271,362
Burberry Group plc	20,053	324,140
Capita plc	29,586	370,021
Capital Shopping Centres Group plc (REIT)	25,073	132,476
Carnival plc	8,295	305,802
Centrica plc	236,065	1,249,566
Cobham plc	48,563	173,856
Compass Group plc	84,847	936,470
Croda International plc	6,105	239,065
Diageo plc	448,773	12,605,785
Diageo plc (ADR)	78,038	8,797,224
Eurasian Natural Resources Corp.	11,450	57,077
Evraz plc	14,827	59,043
G4S plc	64,587	277,112
GKN plc	71,221	247,036
GlaxoSmithKline plc	227,920	5,253,845
Hammerson plc (REIT)	32,617	237,541
HSBC Holdings plc	824,252	7,630,635
ICAP plc	24,647	127,798
IMI plc	14,483	210,484
Imperial Tobacco Group plc	45,072	1,668,169
Inmarsat plc	20,111	191,604
InterContinental Hotels Group plc	13,323	348,526
International Consolidated Airlines Group S.A.*	41,335	99,383
Intertek Group plc	7,331	324,364
Invensys plc	36,419	137,673
Investec plc	24,149	149,120
ITV plc	169,421	241,846
J Sainsbury plc	55,910	313,735
Johnson Matthey plc	9,375	365,298
Kazakhmys plc	9,465	105,842
Kingfisher plc	108,271	461,917
Land Securities Group plc (REIT)	35,629	438,119
Legal & General Group plc	268,388	571,645
Lloyds Banking Group plc*	1,914,448	1,200,410
London Stock Exchange Group plc	7,895	120,222
Lonmin plc	7,210	64,908
Man Group plc	81,072	107,809
Marks & Spencer Group plc	73,351	422,620
Meggitt plc	35,149	224,140
Melrose plc	54,799	214,321
National Grid plc	161,625	1,782,576
Next plc	7,437	414,320
Old Mutual plc	222,385	610,123
Pearson plc	37,261	728,046
Petrofac Ltd.	11,872	305,776
Prudential plc	115,474	1,494,536
Randgold Resources Ltd.	3,988	490,392
Reckitt Benckiser Group plc	29,616	1,704,923
Reed Elsevier plc	55,645	531,945
Resolution Ltd.	63,131	221,320
Rexam plc	40,175	282,140
Rio Tinto plc	261,137	12,165,584
Rio Tinto plc (ADR)	79,678	3,725,743
Rolls-Royce Holdings plc*	84,647	1,152,280
Royal Bank of Scotland Group plc*	93,910	389,730
RSA Insurance Group plc	161,763	288,642
SABMiller plc	43,275	1,900,749
Sage Group plc	56,554	286,208
Schroders plc	5,042	123,593
Segro plc (REIT)	34,175	125,161
Serco Group plc	22,848	213,991
Severn Trent plc	10,879	294,957
Smith & Nephew plc	40,966	452,148
Smiths Group plc	17,973	300,966
SSE plc	42,832	962,778
Standard Chartered plc	108,721	2,457,877
Standard Life plc	107,672	474,140
Subsea 7 S.A.	12,886	297,357
Tate & Lyle plc	21,388	229,846
Tesco plc	364,146	1,952,236
TUI Travel plc	20,870	78,894
Tullow Oil plc	41,303	913,736
Unilever plc	58,139	2,114,242
United Utilities Group plc	31,202	360,757
Vedanta Resources plc	4,928	81,885
Vodafone Group plc	2,241,864	6,362,435
Weir Group plc	9,683	276,446
Whitbread plc	8,152	298,556
WM Morrison Supermarkets plc	105,117	484,107

		141,792,373

United States (3.6%)
Bunge Ltd.	29,718	1,992,592
Cooper Industries plc	222,188	16,677,431
Schlumberger Ltd.	314,944	22,779,899
Sims Metal Management Ltd.	7,315	72,692

		41,522,614

Total Common Stocks (71.2%) (Cost $643,410,030)		826,141,955

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.9%)
iShares FTSE China 25 Index Fund	86,410	2,990,650
iShares MSCI Australia Index Fund	84,315	2,005,854
iShares MSCI Austria Investable Market Index Fund	148,937	2,283,204
iShares MSCI Belgium Investable Market Index Fund	98,597	1,240,350
iShares MSCI BRIC Index Fund	71,916	2,714,110
iShares MSCI Canada Index Fund	44,758	1,273,813
iShares MSCI EAFE Index Fund	563,266	29,853,098
iShares MSCI EAFE Small Cap Index Fund	47,600	1,842,120
iShares MSCI Emerging Markets Index Fund	77,132	3,187,094
iShares MSCI France Index Fund	112,967	2,370,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
iShares MSCI Germany Index Fund	332,310	$7,503,560
iShares MSCI Hong Kong Index Fund	49,177	895,021
iShares MSCI Indonesia Investable Market Index Fund	15,100	451,037
iShares MSCI Israel Capped Investable Market Index Fund	9,500	384,560
iShares MSCI Italy Index Fund	307,248	3,696,193
iShares MSCI Japan Index Fund	933,180	8,547,929
iShares MSCI Malaysia Index Fund	14,662	213,625
iShares MSCI Mexico Investable Market Index Fund	4,848	317,011
iShares MSCI Netherlands Investable Market Index Fund	99,593	1,842,471
iShares MSCI Pacific ex-Japan Index Fund	146,592	6,536,537
iShares MSCI Poland Investable Market Index Fund	7,700	202,895
iShares MSCI Singapore Index Fund	38,226	512,611
iShares MSCI South Korea Index Fund	5,000	295,650
iShares MSCI Spain Index Fund	65,821	1,822,583
iShares MSCI Sweden Index Fund	53,203	1,503,517
iShares MSCI Switzerland Index Fund	30,300	745,077
iShares MSCI Thailand Index Fund	5,518	418,430
iShares MSCI Turkey Index Fund	8,384	468,498
iShares MSCI United Kingdom Index Fund	66,400	1,156,024
iShares S&P Europe 350 Index Fund	414,566	15,139,950
iShares S&P Latin America 40 Index Fund	32,247	1,373,077
SPDR DJ EURO Stoxx 50 Fund .	74,464	2,310,618
SPDR S&P Emerging Asia Pacific ETF	36,279	2,641,474
SPDR S&P Emerging Europe ETF	11,967	492,442
Vanguard MSCI EAFE ETF	161,000	5,292,070
Vanguard MSCI Emerging Markets ETF	6,000	250,500

Total Investment Companies (9.9%) (Cost $104,658,535)		114,773,701

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
Cie Generale de Geophysique-Veritas, expiring 10/12/12* (Cost $—)	6,282	10,139

Total Investments (81.1%) (Cost $748,068,565)		940,925,795
Other Assets Less Liabilities (18.9%)		219,147,285

Net Assets (100%)		$1,160,073,080

*	Non-income producing.

†	Securities (totaling $34,091 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	4.1%
Consumer Staples	9.9
Energy	13.7
Exchange Traded Funds	9.9
Financials	9.7
Health Care	4.5
Industrials	11.6
Information Technology	1.7
Materials	12.2
Telecommunication Services	2.2
Utilities	1.6
Cash and Other	18.9

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,706	December-12	$89,548,992	$85,368,827	$(4,180,165)
FTSE 100 Index	593	December-12	56,325,740	54,706,340	(1,619,400)
SPI 200 Index	188	December-12	21,488,651	21,373,358	(115,293)
TOPIX Index	561	December-12	52,125,666	52,836,366	710,700

					$(5,204,158)

At September 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/14/12	HSBC Bank plc	1,500	$1,555,950	$1,556,640	$(690)
British Pound vs. U.S. Dollar,expiring 12/14/12	HSBC Bank plc	2,800	4,521,440	4,503,730	17,710
European Union Euro vs. U.S. Dollar, expiring 12/14/12	HSBC Bank plc	9,500	12,207,976	12,271,483	(63,507)
Japanese Yen vs. U.S. Dollar, expiring 12/14/12	Deutsche Bank AG	125,000	1,601,742	1,605,802	(4,060)

					$(50,547)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$47,136,746	$—	$47,136,746
Consumer Staples	30,018,513	84,528,653	—	114,547,166
Energy	112,337,253	46,314,213	—	158,651,466
Financials	3,421,114	109,401,836	—	112,822,950
Health Care	3,311,164	49,220,786	—	52,531,950
Industrials	76,774,853	57,462,425	—	134,237,278
Information Technology	—	19,997,676	—	19,997,676
Materials	65,102,213	77,048,259	34,091	142,184,563
Telecommunication Services	—	25,229,396	—	25,229,396
Utilities	—	18,802,764	—	18,802,764
Forward Currency Contracts	—	17,710	—	17,710
Futures	710,700	—	—	710,700
Investment Companies
Exchange Traded Funds (ETFs)	114,773,701	—	—	114,773,701
Rights
Energy	—	10,139	—	10,139

Total Assets	$406,449,511	$535,170,603	$34,091	$941,654,205

Liabilities:
Forward Currency Contracts	$—	$(68,257)	$—	$(68,257)
Futures	(5,914,858)	—	—	(5,914,858)

Total Liabilities	$(5,914,858)	$(68,257)	$—	$(5,983,115)

Total	$400,534,653	$535,102,346	$34,091	$935,671,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials	Investments in Securities-Materials
Balance as of 12/31/11	$130	$10,279	$—
Total gains or losses (realized/unrealized) included in earnings	(130)	(19)	(14,464)
Purchases	—	—	—
Sales	—	(10,260)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	48,555
Transfers out of Level 3	—	—	—

Balance as of 9/30/12	$—	$—	$34,091

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$(10,279)	$(14,464)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$17,206,221
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$79,887,408

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,156,803
Aggregate gross unrealized depreciation	(79,560,044)

Net unrealized appreciation	$146,596,759

Federal income tax cost of investments	$794,329,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.0%)
Abacus Property Group (REIT)	38,137	$76,745
Acrux Ltd.	21,600	71,698
Adelaide Brighton Ltd.	65,991	206,042
AGL Energy Ltd.	72,817	1,130,730
ALS Ltd.	45,605	406,359
Alumina Ltd.	337,217	297,326
Amcor Ltd.	164,362	1,323,023
AMP Ltd.	395,910	1,778,233
Ansell Ltd.	18,451	307,185
APA Group	87,786	431,626
APN News & Media Ltd.	53,124	18,736
Aquila Resources Ltd.*	26,903	71,999
Ardent Leisure Group (REIT)	43,286	60,391
Aristocrat Leisure Ltd.	67,784	189,140
Arrium Ltd.	171,104	96,730
Asciano Ltd.	132,855	602,232
ASX Ltd.	23,856	731,734
Atlas Iron Ltd.*	110,588	161,745
Aurora Oil & Gas Ltd.*	58,224	217,425
Ausdrill Ltd.	33,236	99,980
Australand Property Group (REIT)	32,001	97,924
Australia & New Zealand Banking Group Ltd.	369,615	9,489,190
Australian Infrastructure Fund	83,789	262,481
AWE Ltd.	72,775	98,891
Bank of Queensland Ltd.	39,830	313,173
Bathurst Resources Ltd.*	89,929	38,246
Beach Energy Ltd.	165,040	216,563
Beadell Resources Ltd.*	94,686	96,745
Bendigo and Adelaide Bank Ltd.	52,356	417,092
BHP Billiton Ltd.	437,122	14,981,216
Billabong International Ltd.	55,424	76,176
BlueScope Steel Ltd.*	413,446	180,124
Boral Ltd.	101,440	404,059
Bradken Ltd.	21,944	126,787
Brambles Ltd.	211,468	1,539,877
Buru Energy, Ltd.*	25,800	78,146
BWP Trust (REIT)	53,808	111,072
Cabcharge Australia Ltd.	15,005	85,139
Caltex Australia Ltd.	18,389	315,308
Cardno Ltd.	18,809	141,452
carsales.com Ltd.	29,043	233,479
Centro Retail Australia (REIT)	182,620	395,912
CFS Retail Property Trust Group (REIT)	319,834	640,304
Challenger Ltd.	75,258	255,273
Charter Hall Group (REIT)	32,767	97,889
Charter Hall Retail REIT (REIT)	33,626	119,639
Coalspur Mines Ltd.*	58,696	42,620
Coca-Cola Amatil Ltd.	71,951	1,012,047
Cochlear Ltd.	7,702	536,480
Commonwealth Bank of Australia	216,867	12,545,804
Commonwealth Property Office Fund (REIT)	319,684	343,215
Computershare Ltd.	69,359	597,153
Crown Ltd.	52,155	492,313
CSL Ltd.	69,696	3,325,600
CSR Ltd.	70,161	113,534
Cudeco Ltd.*	19,809	94,726
David Jones Ltd.	71,845	187,057
Decmil Group Ltd.	18,370	51,830
Dexus Property Group (REIT)	659,121	649,521
Discovery Metals Ltd.*	53,955	72,198
Downer EDI Ltd.*	56,278	209,574
Drillsearch Energy Ltd.*	48,140	77,400
DUET Group	134,705	285,048
DuluxGroup Ltd.	48,899	167,386
Echo Entertainment Group Ltd.	101,410	402,888
Emeco Holdings Ltd.	85,813	64,980
Energy World Corp., Ltd.*	106,986	44,391
Envestra Ltd.	110,044	103,305
Evolution Mining Ltd.*	61,749	124,261
Fairfax Media Ltd.	283,294	121,952
FKP Property Group	173,614	45,022
Fleetwood Corp., Ltd.	6,326	66,670
FlexiGroup Ltd.	25,440	84,972
Flight Centre Ltd.	7,514	183,867
Fortescue Metals Group Ltd.	231,741	838,943
Gindalbie Metals Ltd.*	99,944	27,991
Goodman Fielder Ltd.*	224,216	116,290
Goodman Group (REIT)	186,706	766,934
GPT Group (REIT)	227,290	801,611
GrainCorp Ltd., Class A	29,469	273,891
Gryphon Minerals Ltd.*	42,099	40,612
GUD Holdings Ltd.	9,550	81,429
GWA Group Ltd.	35,921	68,001
Harvey Norman Holdings Ltd.	77,865	156,693
Hastings Diversified Utilities Fund	59,833	161,368
Iluka Resources Ltd.	57,001	587,132
Imdex Ltd.	29,998	51,032
Incitec Pivot Ltd.	221,849	685,769
Independence Group NL	31,507	137,592
Industrea Ltd.	50,539	65,268
Insurance Australia Group Ltd.	282,147	1,278,973
Integra Mining Ltd.*	112,717	66,061
Intrepid Mines Ltd.*	63,384	30,902
Investa Office Fund (REIT)	83,639	250,733
Invocare Ltd.	14,699	130,822
IOOF Holdings Ltd.	24,507	145,917
Iress Ltd.	13,580	104,804
JB Hi-Fi Ltd.	13,241	124,575
Karoon Gas Australia Ltd.*	23,143	129,634
Kingsgate Consolidated Ltd.	19,600	122,800
Leighton Holdings Ltd.	22,268	383,899
Lend Lease Group	70,841	576,844
Linc Energy Ltd.*	38,010	24,840
Lynas Corp., Ltd.*	226,138	185,313
M2 Telecommunications Group Ltd.	18,736	67,245
Macmahon Holdings Ltd.	80,843	23,061
Macquarie Atlas Roads Group*	53,762	81,420
Macquarie Group Ltd.	47,481	1,401,713
Medusa Mining Ltd.	25,230	158,597
Mermaid Marine Australia Ltd.	28,961	93,428
Mesoblast Ltd.*	21,154	147,457
Metcash Ltd.	116,922	429,342
Mineral Deposits Ltd.*	12,436	75,722
Mineral Resources Ltd.	16,844	134,012
Mirabela Nickel Ltd.*	91,524	40,823
Mirvac Group (REIT)	465,199	690,048
Monadelphous Group Ltd.	11,707	239,230
Mount Gibson Iron Ltd.	87,162	67,810
Myer Holdings Ltd.	79,209	143,375
National Australia Bank Ltd.	308,133	8,147,276
Navitas Ltd.	27,892	122,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Newcrest Mining Ltd.	103,974	$3,142,814
NRW Holdings Ltd.	34,080	72,470
Nufarm Ltd.	24,366	153,924
OceanaGold Corp. (CDI)*	17,866	59,489
Oil Search Ltd.	148,804	1,145,310
Orica Ltd.	49,475	1,276,339
Origin Energy Ltd.	147,789	1,735,373
OZ Minerals Ltd.	42,855	300,061
Pacific Brands Ltd.	124,575	78,825
Paladin Energy Ltd.*	105,315	136,008
PanAust Ltd.	63,582	202,478
Perpetual Ltd.	5,628	151,611
Perseus Mining Ltd.*	61,837	187,299
Platinum Asset Management Ltd.	32,471	119,572
Primary Health Care Ltd.	63,529	238,553
Qantas Airways Ltd.*	308,532	390,449
QBE Insurance Group Ltd.	160,957	2,162,141
QR National Ltd.	219,352	775,890
Qube Logistics Holdings Ltd.	71,143	109,219
Ramsay Health Care Ltd.	17,562	437,574
Regis Resources Ltd.*	52,916	313,421
Reject Shop Ltd.	3,488	44,684
Resolute Mining Ltd.*	70,025	141,279
Rio Tinto Ltd.	59,355	3,285,319
SAI Global Ltd.	27,480	120,861
Sandfire Resources NL*	12,784	110,993
Santos Ltd.	129,779	1,529,280
Saracen Mineral Holdings Ltd.*	65,172	33,463
Seek Ltd.	45,206	320,274
Senex Energy Ltd.*	142,611	95,415
Seven Group Holdings Ltd.	13,910	98,260
Seven West Media Ltd.	85,347	100,482
Sigma Pharmaceuticals Ltd.	152,157	101,013
Silver Lake Resources Ltd.*	29,707	112,167
SKILLED Group Ltd.	27,900	74,088
SMS Management & Technology Ltd.	9,621	62,873
Sonic Healthcare Ltd.	52,908	743,644
Southern Cross Media Group Ltd.	76,230	79,864
SP AusNet	218,894	237,276
Spark Infrastructure Group§	161,221	272,592
St Barbara Ltd.*	46,484	104,151
Stockland Corp., Ltd. (REIT)	302,369	1,047,582
Suncorp Group Ltd.	175,248	1,679,691
Sundance Resources Ltd.*†	307,242	108,359
Super Retail Group Ltd.	17,941	144,973
Sydney Airport	196,614	644,475
Tabcorp Holdings Ltd.	99,449	284,717
Tatts Group Ltd.	185,643	521,858
Telstra Corp., Ltd.	1,694,866	6,891,691
Ten Network Holdings Ltd.	80,205	30,367
Toll Holdings Ltd.	92,377	422,578
TPG Telecom Ltd.	38,914	89,611
Transfield Services Ltd.	63,022	114,402
Transpacific Industries Group Ltd.*	116,379	107,441
Transurban Group	198,638	1,236,283
Treasury Wine Estates Ltd.	87,492	456,500
Troy Resources Ltd.	9,746	50,143
UGL Ltd.	22,300	242,190
Virgin Australia Holdings Ltd.*	169,731	71,305
Virgin Australia International Holdings Pty Ltd.(b)*†	190,064	—
Wesfarmers Ltd.	157,745	5,605,926
Western Areas NL	19,278	85,387
Westfield Group (REIT)	284,539	2,998,747
Westfield Retail Trust (REIT)	382,685	1,147,212
Westpac Banking Corp.	419,377	10,810,241
Whitehaven Coal Ltd.	80,929	240,930
Woodside Petroleum Ltd.	84,988	2,921,558
Woolworths Ltd.	167,115	4,985,500
WorleyParsons Ltd.	28,103	824,689
Wotif.com Holdings Ltd.	17,149	68,486

		146,306,017

Belgium (1.3%)
Anheuser-Busch InBev N.V.	231,842	19,713,933

Finland (0.2%)
Nokia Oyj	1,167,336	3,015,171

France (14.0%)
Air Liquide S.A.	97,456	12,078,996
BNP Paribas S.A.	433,219	20,587,065
Carrefour S.A.	185,366	3,844,622
Cie de Saint-Gobain S.A.	138,559	4,867,140
Cie Generale d’Optique Essilor International S.A.	66,392	6,217,053
Danone S.A.	188,625	11,613,027
France Telecom S.A.	603,182	7,276,817
GDF Suez S.A.	426,983	9,547,284
L'Oreal S.A.	74,304	9,191,324
LVMH Moet Hennessy Louis Vuitton S.A.	83,297	12,523,775
Sanofi S.A.	375,640	32,028,219
Schneider Electric S.A.	171,060	10,123,840
Societe Generale S.A.*	317,737	9,023,605
Total S.A.	692,181	34,334,206
Unibail-Rodamco S.A. (REIT)	37,353	7,444,873
Vinci S.A.	157,825	6,722,237
Vivendi S.A.	405,573	7,908,931

		205,333,014

Germany (13.1%)
Allianz SE (Registered)	141,002	16,776,810
BASF SE	286,498	24,169,983
Bayer AG (Registered)	257,768	22,137,088
Bayerische Motoren Werke (BMW) AG	100,204	7,328,138
Daimler AG (Registered)	306,372	14,828,836
Deutsche Bank AG (Registered)	290,291	11,469,067
Deutsche Telekom AG (Registered)	928,650	11,426,438
E.ON AG	623,730	14,800,145
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	50,178	7,834,471
RWE AG	152,545	6,824,713
SAP AG	288,128	20,404,967
Siemens AG (Registered)	259,293	25,859,999
Volkswagen AG (Preference)	44,840	8,179,392

		192,040,047

Ireland (1.0%)
CRH plc (BATS Europe Exchange)	226,132	4,358,864
CRH plc (London Stock Exchange)	112,952	2,174,147
Experian plc	157,087	2,610,203
Henderson Group plc (CDI)	84,180	145,824
James Hardie Industries SE (CDI)	58,972	532,193
Shire plc	87,870	2,573,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
WPP plc	197,703	$2,686,496

		15,081,657

Italy (3.1%)
Assicurazioni Generali S.p.A	416,469	5,988,703
Enel S.p.A	1,986,488	7,025,131
Eni S.p.A	834,088	18,242,798
Intesa Sanpaolo S.p.A	4,354,505	6,619,780
UniCredit S.p.A.*	1,684,629	6,996,739

		44,873,151

Japan (23.6%)
77 Bank Ltd.	54,000	224,193
ABC-Mart, Inc.	3,700	163,570
Accordia Golf Co., Ltd.	93	59,704
Acom Co., Ltd.*	6,260	159,227
ADEKA Corp.	13,700	103,400
Aderans Co., Ltd.*	5,400	73,901
Advantest Corp.	22,300	290,037
Aeon Co., Ltd.	99,300	1,123,551
Aeon Credit Service Co., Ltd.	14,100	303,537
Aeon Mall Co., Ltd.	14,400	352,435
Aica Kogyo Co., Ltd.	9,600	164,223
Aichi Bank Ltd.	1,100	63,781
Aichi Corp.	16,500	71,675
Ain Pharmaciez, Inc.	1,460	104,206
Air Water, Inc.	28,000	343,004
Aisan Industry Co., Ltd.	7,700	61,174
Aisin Seiki Co., Ltd.	23,100	657,125
Ajinomoto Co., Inc.	79,000	1,239,057
Akebono Brake Industry Co., Ltd.	14,800	65,807
Alfresa Holdings Corp.	8,400	414,941
All Nippon Airways Co., Ltd.	358,303	752,969
Alpen Co., Ltd.	4,000	75,243
Alpine Electronics, Inc.	6,300	58,689
Alps Electric Co., Ltd.	25,900	134,080
Amada Co., Ltd.	48,000	210,354
Anritsu Corp.	14,100	182,845
AOKI Holdings, Inc.	4,100	88,788
Aoyama Trading Co., Ltd.	8,200	156,771
Aozora Bank Ltd.	113,000	346,066
Ariake Japan Co., Ltd.	10	224
Arnest One Corp.	5,900	91,025
As One Corp.	3,400	76,243
Asahi Glass Co., Ltd.	139,000	926,192
Asahi Group Holdings Ltd.	56,500	1,392,952
Asahi Kasei Corp.	163,760	845,660
Asatsu-DK, Inc.	5,300	135,692
Asics Corp.	30,000	404,792
ASKUL Corp.	3,500	57,182
Astellas Pharma, Inc.	62,500	3,175,455
Autobacs Seven Co., Ltd.	4,100	185,719
Avex Group Holdings, Inc.	6,000	123,475
Awa Bank Ltd.	27,000	174,372
Azbil Corp.	9,000	180,946
Bando Chemical Industries Ltd.	17,100	59,819
Bank of Kyoto Ltd.	57,000	482,791
Bank of Okinawa Ltd.	2,000	88,160
Bank of Saga Ltd.	25,300	61,597
Bank of Yokohama Ltd.	170,000	808,175
Benesse Holdings, Inc.	8,700	421,399
BML, Inc.	600	15,753
Bridgestone Corp.	88,200	2,045,643
Brother Industries Ltd.	41,400	384,080
Calbee, Inc.	1,703	149,263
Canon Marketing Japan, Inc.	10,700	147,804
Canon, Inc.	166,900	5,335,924
Capcom Co., Ltd.	6,700	138,739
Casio Computer Co., Ltd.	31,300	221,795
Cawachi Ltd.	3,400	70,841
Central Glass Co., Ltd.	33,000	98,104
Central Japan Railway Co.	23,300	2,048,155
Century Tokyo Leasing Corp.	7,500	145,406
Chiba Bank Ltd.	109,000	634,111
Chiyoda Corp.	24,000	373,347
Chofu Seisakusho Co., Ltd.	3,200	77,581
Chubu Electric Power Co., Inc.	87,800	1,144,190
Chudenko Corp.	5,900	55,038
Chugai Pharmaceutical Co., Ltd.	32,700	685,091
Chugai Ro Co., Ltd.	19,300	52,430
Chugoku Bank Ltd.	27,000	380,574
Chugoku Electric Power Co., Inc.	38,900	516,905
Citizen Holdings Co., Ltd.	35,300	179,576
CKD Corp.	9,000	51,205
Cleanup Corp.	10,500	72,251
CMK Corp.	12,000	41,056
Coca-Cola Central Japan Co., Ltd.	5,400	69,749
Coca-Cola West Co., Ltd.	11,100	184,052
Cocokara fine, Inc.	2,757	96,269
COMSYS Holdings Corp.	17,500	244,202
Cosel Co., Ltd.	4,700	62,875
Cosmo Oil Co., Ltd.	94,000	173,450
Cosmos Pharmaceutical Corp.	1,165	107,035
Credit Saison Co., Ltd.	25,000	604,498
Dai Nippon Printing Co., Ltd.	88,000	613,429
Daicel Corp.	44,000	263,865
Daido Steel Co., Ltd.	57,000	265,133
Daidoh Ltd.	8,200	51,381
Daiei, Inc.*	18,100	38,501
Daifuku Co., Ltd.	14,100	70,645
Daihatsu Motor Co., Ltd.	28,000	467,145
Daihen Corp.	17,500	45,073
Daiichi Chuo KK*	28,000	21,886
Dai-ichi Life Insurance Co., Ltd.	1,418	1,609,877
Daiichi Sankyo Co., Ltd.	94,600	1,563,737
Dai-ichi Seiko Co., Ltd.	2,258	29,860
Daikin Industries Ltd.	37,300	966,913
Daikyo, Inc.	44,931	113,421
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	58,248
Dainippon Screen Manufacturing Co., Ltd.	25,000	123,014
Dainippon Sumitomo Pharma Co., Ltd.	24,300	267,163
Daisan Bank Ltd.	28,000	51,307
Daishi Bank Ltd.	42,000	137,237
Daito Trust Construction Co., Ltd.	11,400	1,146,720
Daiwa House Industry Co., Ltd.	75,000	1,088,865
Daiwa Securities Group, Inc.	263,000	1,000,910
Daiwabo Holdings Co., Ltd.	29,000	54,626
DCM Holdings Co., Ltd.	15,000	99,949
DeNA Co., Ltd.	13,013	432,210
Denki Kagaku Kogyo KK	71,000	220,169
Denki Kogyo Co., Ltd.	14,500	64,102
Denso Corp.	66,400	2,085,423
Dentsu, Inc.	27,300	692,645
Descente Ltd.	13,400	79,844
DIC Corp.	129,000	209,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Disco Corp.	3,400	$163,813
Don Quijote Co., Ltd.	7,800	300,346
Doshisha Co., Ltd.	3,000	87,148
Doutor Nichires Holdings Co., Ltd.	5,500	69,138
Dowa Holdings Co., Ltd.	40,000	277,294
Duskin Co., Ltd.	9,300	187,335
Eagle Industry Co., Ltd.	6,600	41,948
East Japan Railway Co.	46,700	3,093,785
Ebara Corp.	59,000	247,219
Eisai Co., Ltd.	34,600	1,560,636
Eizo Nanao Corp.	3,000	53,473
Electric Power Development Co., Ltd.	17,000	447,437
Exedy Corp.	3,900	77,011
Ezaki Glico Co., Ltd.	13,000	160,917
FamilyMart Co., Ltd.	8,100	398,565
Fancl Corp.	7,800	91,853
FANUC Corp.	28,000	4,513,583
Fast Retailing Co., Ltd.	5,300	1,232,637
FCC Co., Ltd.	4,382	70,469
FIDEA Holdings Co., Ltd.	18,514	38,432
FP Corp.	1,200	94,567
Fuji Co., Ltd.	3,400	76,722
Fuji Electric Co., Ltd.	97,000	197,629
Fuji Heavy Industries Ltd.	91,000	755,613
Fuji Kyuko Co., Ltd.	14,100	90,338
Fuji Media Holdings, Inc.	276	451,984
Fuji Oil Co., Ltd.	8,600	120,008
Fuji Seal International, Inc.	3,200	66,304
Fujicco Co., Ltd.	5,900	79,004
Fujifilm Holdings Corp.	63,700	1,067,652
Fujikura Ltd.	51,000	152,922
Fujimi, Inc.	4,600	67,904
Fujita Kanko, Inc.	15,600	52,973
Fujitsu Ltd.	259,000	972,412
Fukuoka Financial Group, Inc.	128,000	519,938
Fukuyama Transporting Co., Ltd.	16,000	88,775
Funai Electric Co., Ltd.	2,800	39,503
Furukawa Co., Ltd.*	61,000	56,279
Furukawa Electric Co., Ltd.*	108,000	203,434
Futaba Industrial Co., Ltd.*	9,500	38,467
Glory Ltd.	8,900	209,157
GMO Internet, Inc.	14,200	96,438
Goldcrest Co., Ltd.	2,880	44,580
Gree, Inc.	14,234	260,641
GS Yuasa Corp.	61,000	254,036
Gulliver International Co., Ltd.	1,500	42,901
Gunma Bank Ltd.	75,000	381,535
Gunze Ltd.	24,000	61,814
H2O Retailing Corp.	19,000	217,171
Hachijuni Bank Ltd.	60,000	332,906
Hakuhodo DY Holdings, Inc.	4,650	313,416
Hamamatsu Photonics KK	12,500	429,427
Hankyu Hanshin Holdings, Inc.	194,000	1,049,052
Hanwa Co., Ltd.	30,600	106,261
Haseko Corp.*	226,500	145,118
Heiwa Corp.	6,900	115,825
Heiwa Real Estate Co., Ltd.	4,920	56,677
Higo Bank Ltd.	26,000	158,252
Hikari Tsushin, Inc.	2,400	127,166
Hino Motors Ltd.	41,000	268,465
Hirose Electric Co., Ltd.	5,200	583,034
Hiroshima Bank Ltd.	96,000	322,296
HIS Co., Ltd.	3,095	97,284
Hisaka Works Ltd.	5,400	37,296
Hisamitsu Pharmaceutical Co., Inc.	9,400	519,746
Hitachi Cable Ltd.*	27,000	36,673
Hitachi Chemical Co., Ltd.	14,700	198,725
Hitachi Construction Machinery Co., Ltd.	15,400	249,234
Hitachi High-Technologies Corp.	9,800	236,461
Hitachi Koki Co., Ltd.	8,500	64,807
Hitachi Kokusai Electric, Inc.	7,500	49,686
Hitachi Ltd.	618,000	3,436,853
Hitachi Metals Ltd.	22,000	196,207
Hitachi Tool Engineering Ltd.	6,400	57,160
Hitachi Transport System Ltd.	6,300	105,753
Hitachi Zosen Corp.	136,500	157,419
Hodogaya Chemical Co., Ltd.	16,300	34,254
Hokkaido Electric Power Co., Inc.	29,900	242,909
Hokkoku Bank Ltd.	36,000	137,007
Hokuetsu Kishu Paper Co., Ltd.	21,000	104,139
Hokuhoku Financial Group, Inc.	227,000	351,961
Hokuriku Electric Power Co.	29,500	357,977
Hokuto Corp.	3,600	76,207
Honda Motor Co., Ltd.	226,658	6,961,805
Horiba Ltd.	5,500	161,814
Hoshizaki Electric Co., Ltd.	6,600	191,894
Hosiden Corp.	8,300	46,371
House Foods Corp.	13,200	223,439
Hoya Corp.	65,300	1,435,027
Hulic Co., Ltd.*	26,400	159,672
Hyakugo Bank Ltd.	28,000	125,935
Hyakujushi Bank Ltd.	37,000	148,872
Ibiden Co., Ltd.	19,800	289,490
IBJ Leasing Co., Ltd.	4,188	104,217
Ichibanya Co., Ltd.	2,500	79,382
Ichiyoshi Securities Co., Ltd.	208	1,037
Icom, Inc.	2,600	62,901
Idec Corp.	7,600	66,028
Idemitsu Kosan Co., Ltd.	4,000	328,037
IHI Corp.	220,000	490,518
Iino Kaiun Kaisha Ltd.	15,800	54,259
Inaba Denki Sangyo Co., Ltd.	3,425	98,221
Inabata & Co., Ltd.	11,600	75,213
Inageya Co., Ltd.	6,500	80,625
INES Corp.	9,000	55,356
INPEX Corp.	366	2,183,150
Iseki & Co., Ltd.	34,000	82,778
Isetan Mitsukoshi Holdings Ltd.	52,700	549,690
Isuzu Motors Ltd.	170,000	821,246
IT Holdings Corp.	9,100	118,239
Ito En Ltd.	9,000	179,792
ITOCHU Corp.	211,400	2,142,714
Itochu Enex, Co., Ltd.	6,451	34,470
ITOCHU Techno-Solutions Corp.	4,700	244,516
Itochu-Shokuhin Co., Ltd.	2,100	78,306
Itoham Foods, Inc.	20,000	87,647
Iwatani Corp.	34,600	125,915
Iyo Bank Ltd.	34,000	277,089
Izumi Co., Ltd.	8,800	189,892
J. Front Retailing Co., Ltd.	75,000	420,938
Japan Airport Terminal Co., Ltd.	10,100	120,103
Japan Digital Laboratory Co., Ltd.	6,400	69,872
Japan Petroleum Exploration Co.	5,700	228,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Pulp & Paper Co., Ltd.	20,100	$67,738
Japan Radio Co., Ltd.*	23,400	57,570
Japan Securities Finance Co., Ltd.	13,400	61,471
Japan Steel Works Ltd.	52,000	289,851
Japan Tobacco, Inc.	133,400	4,003,367
JFE Holdings, Inc.	70,900	935,764
JGC Corp.	28,000	934,649
J-Oil Mills, Inc.	23,100	64,232
Joshin Denki Co., Ltd.	7,400	87,427
Joyo Bank Ltd.	101,000	494,387
JSR Corp.	29,100	477,294
JTEKT Corp.	25,700	203,189
Juroku Bank Ltd.	41,000	141,850
JVC Kenwood Corp.	19,300	69,247
JX Holdings, Inc.	312,000	1,707,125
Kaga Electronics Co., Ltd.	5,500	53,492
Kagome Co., Ltd.	12,800	293,757
Kagoshima Bank Ltd.	21,000	138,583
Kajima Corp.	162,000	442,158
Kakaku.com, Inc.	4,800	180,646
Kaken Pharmaceutical Co., Ltd.	14,000	209,175
Kamigumi Co., Ltd.	36,000	298,001
Kanagawa Chuo Kotsu Co., Ltd.	14,700	90,415
Kandenko Co., Ltd.	16,000	76,474
Kaneka Corp.	42,000	202,358
Kansai Electric Power Co., Inc.	109,600	856,689
Kansai Paint Co., Ltd.	39,000	432,278
Kanto Denka Kogyo Co., Ltd.	8,800	14,095
Kao Corp.	74,600	2,198,616
Kappa Create Holdings Co., Ltd.	2,900	66,257
Katakura Industries Co., Ltd.	7,200	67,073
Kawasaki Heavy Industries Ltd.	211,000	419,080
Kawasaki Kisen Kaisha Ltd.*	100,000	125,577
KDDI Corp.	41,200	3,199,282
Keihan Electric Railway Co., Ltd.	72,000	343,209
Keihin Corp.	5,700	67,415
Keikyu Corp.	69,000	650,743
Keio Corp.	83,000	626,435
Keisei Electric Railway Co., Ltd.	52,000	469,759
Keiyo Bank Ltd.	27,000	123,860
Kewpie Corp.	18,400	307,924
KEY Coffee, Inc.	4,000	78,319
Keyence Corp.	6,580	1,686,315
Kikkoman Corp.	29,000	396,502
Kinden Corp.	24,000	151,307
Kinki Sharyo Co., Ltd.	13,400	43,270
Kintetsu Corp.	243,000	952,819
Kirin Holdings Co., Ltd.	121,000	1,618,708
Kisoji Co., Ltd.	3,600	76,069
Kissei Pharmaceutical Co., Ltd.	7,000	124,949
Kitz Corp.	14,600	62,673
Kiyo Holdings, Inc.	126,000	182,445
Koa Corp.	5,800	49,349
Kobayashi Pharmaceutical Co., Ltd.	4,700	250,839
Kobe Steel Ltd.	390,000	309,841
Koito Manufacturing Co., Ltd.	16,000	184,931
Kokuyo Co., Ltd.	16,500	134,047
Komatsu Ltd.	131,200	2,583,988
Komeri Co., Ltd.	4,300	109,539
Komori Corp.	8,800	45,331
Konami Corp.	14,900	338,515
Konica Minolta Holdings, Inc.	74,000	568,939
Kose Corp.	6,000	139,851
Krosaki Harima Corp.	17,100	45,358
K’s Holdings Corp.	7,200	179,723
Kubota Corp.	129,000	1,305,869
Kura Corp.	4,700	68,055
Kurabo Industries Ltd.	39,100	64,131
Kuraray Co., Ltd.	51,000	579,664
Kurita Water Industries Ltd.	18,400	407,658
Kuroda Electric Co., Ltd.	5,100	62,149
KYB Co., Ltd.	20,100	71,602
Kyocera Corp.	22,300	1,931,676
KYORIN Holdings, Inc.	9,000	221,540
Kyosan Electric Manufacturing Co., Ltd.	15,500	53,229
Kyowa Exeo Corp.	9,800	115,782
Kyowa Hakko Kirin Co., Ltd.	38,000	459,175
Kyudenko Corp.	11,200	55,254
Kyushu Electric Power Co., Inc.	59,300	489,354
Lawson, Inc.	9,200	707,330
Lintec Corp.	6,800	123,906
Lion Corp.	39,000	227,383
LIXIL Group Corp.	36,500	870,874
M3, Inc.	72	136,822
Mabuchi Motor Co., Ltd.	4,600	210,431
Macnica, Inc.	2,900	60,423
Macromill, Inc.	6,300	79,355
Maeda Corp.	18,502	88,195
Maeda Road Construction Co., Ltd.	10,000	130,574
Makino Milling Machine Co., Ltd.	14,997	67,644
Makita Corp.	17,500	679,459
Marubeni Corp.	231,000	1,474,090
Marudai Food Co., Ltd.	21,900	81,101
Maruetsu, Inc.	17,900	62,159
Maruha Nichiro Holdings, Inc.	70,000	113,019
Marui Group Co., Ltd.	43,000	304,703
Maruichi Steel Tube Ltd.	11,400	243,952
Marusan Securities Co., Ltd.	11,800	35,079
Maruzen Showa Unyu Co., Ltd.	22,000	72,732
Matsuda Sangyo Co., Ltd.	4,000	57,150
Matsui Securities Co., Ltd.	14,000	89,339
Matsumotokiyoshi Holdings Co., Ltd.	5,900	145,686
Matsuya Co., Ltd.*	10,200	114,103
Matsuya Foods Co., Ltd.	4,300	80,501
Max Co., Ltd.	6,000	70,579
Mazda Motor Corp.*	379,000	441,940
Medipal Holdings Corp.	29,500	405,984
Megmilk Snow Brand Co., Ltd.	7,000	124,052
Meidensha Corp.	32,000	110,712
MEIJI Holdings Co., Ltd.	10,600	526,333
Meitec Corp.	2,601	59,259
Melco Holdings, Inc.	2,100	40,848
Mie Bank Ltd.	26,100	59,865
Mikuni Coca-Cola Bottling Co., Ltd.	8,000	70,118
Mimasu Semiconductor Industry Co., Ltd.	6,300	48,033
Minebea Co., Ltd.	48,000	161,763
Miraca Holdings, Inc.	8,000	359,303
MISUMI Group, Inc.	10,600	262,691
Mitsuba Corp.	8,100	54,076
Mitsubishi Chemical Holdings Corp.	191,000	731,791
Mitsubishi Corp.	193,168	3,512,370
Mitsubishi Electric Corp.	269,000	1,985,443
Mitsubishi Estate Co., Ltd.	186,000	3,560,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Gas Chemical Co., Inc.	53,000	$266,222
Mitsubishi Heavy Industries Ltd.	450,000	1,949,001
Mitsubishi Logistics Corp.	23,000	273,795
Mitsubishi Materials Corp.	176,000	554,792
Mitsubishi Motors Corp.*	670,000	618,145
Mitsubishi Paper Mills Ltd.*	61,000	52,371
Mitsubishi Pencil Co., Ltd.	4,300	81,052
Mitsubishi Research Institute, Inc.	3,100	65,901
Mitsubishi Tanabe Pharma Corp.	32,000	486,725
Mitsubishi UFJ Financial Group, Inc.	2,007,430	9,414,651
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,930	334,312
Mitsuboshi Belting Co., Ltd.	12,100	70,702
Mitsui & Co., Ltd.	228,900	3,220,556
Mitsui Chemicals, Inc.	119,000	233,303
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	147,617
Mitsui Fudosan Co., Ltd.	118,000	2,363,326
Mitsui Home Co., Ltd.	13,400	69,885
Mitsui Matsushima Co., Ltd.	32,100	45,246
Mitsui Mining & Smelting Co., Ltd.	97,000	206,330
Mitsui O.S.K. Lines Ltd.	157,000	366,146
Mitsui Sugar Co., Ltd.	19,300	64,300
Mitsui-Soko Co., Ltd.	17,600	59,990
Miura Co., Ltd.	5,400	130,779
Miyazaki Bank Ltd.	26,800	73,491
Mizuho Financial Group, Inc.	3,410,600	5,550,310
Mizuno Corp.	15,800	79,162
Mochida Pharmaceutical Co., Ltd.	13,000	160,917
Modec, Inc.	4,000	78,729
Monex Group, Inc.	247	40,576
Mori Seiki Co., Ltd.	17,900	114,226
Morinaga & Co., Ltd.	35,100	80,958
Morinaga Milk Industry Co., Ltd.	29,000	98,847
Morita Holdings Corp.	11,700	89,204
MOS Food Services, Inc.	4,100	81,117
MS&AD Insurance Group Holdings, Inc.	79,300	1,372,813
Murata Manufacturing Co., Ltd.	28,200	1,501,422
Musashi Seimitsu Industry Co., Ltd.	3,100	57,122
Musashino Bank Ltd.	5,200	160,051
Nabtesco Corp.	12,000	220,349
Nachi-Fujikoshi Corp.	33,100	95,856
Nagase & Co., Ltd.	18,000	200,666
Nagatanien Co., Ltd.	6,900	69,760
Nagoya Railroad Co., Ltd.	112,000	305,689
Nakamuraya Co., Ltd.	13,556	71,740
Namco Bandai Holdings, Inc.	29,600	501,425
Nankai Electric Railway Co., Ltd.	67,000	303,921
Nanto Bank Ltd.	30,000	150,308
NEC Capital Solutions Ltd.	4,700	64,863
NEC Corp.*	416,000	660,994
NEC Fielding Ltd.	5,600	68,457
NET One Systems Co., Ltd.	15,400	193,980
Nexon Co., Ltd.*	18,001	247,502
NGK Insulators Ltd.	41,000	491,222
NGK Spark Plug Co., Ltd.	30,000	315,607
NHK Spring Co., Ltd.	25,000	214,634
Nichicon Corp.	10,300	72,855
Nichi-iko Pharmaceutical Co., Ltd.	5,350	126,003
Nichirei Corp.	40,000	218,862
Nidec Copal Corp.	4,100	32,941
Nidec Copal Electronics Corp.	8,700	47,045
Nidec Corp.	15,112	1,105,709
Nidec-Tosok Corp.	6,300	50,616
Nifco, Inc.	6,400	147,863
Nihon Kohden Corp.	5,900	204,807
Nihon Parkerizing Co., Ltd.	7,359	112,026
Nihon Unisys Ltd.	8,700	62,652
Nihon Yamamura Glass Co., Ltd.	26,300	63,020
Nikkiso Co., Ltd.	9,251	114,037
Nikon Corp.	46,800	1,288,139
Nintendo Co., Ltd.	15,400	1,951,640
Nippon Carbon Co., Ltd.	22,500	41,229
Nippon Coke & Engineering Co., Ltd.	35,800	45,415
Nippon Densetsu Kogyo Co., Ltd.	7,500	72,847
Nippon Electric Glass Co., Ltd.	54,000	298,232
Nippon Express Co., Ltd.	126,000	477,909
Nippon Gas Co., Ltd.	46	690
Nippon Kanzai Co., Ltd.	4,300	84,799
Nippon Kayaku Co., Ltd.	24,000	257,714
Nippon Konpo Unyu Soko Co., Ltd.	9,000	116,594
Nippon Light Metal Co., Ltd.†	77,600	75,571
Nippon Meat Packers, Inc.	25,000	320,989
Nippon Paint Co., Ltd.	29,000	244,144
Nippon Paper Group, Inc.	16,100	190,006
Nippon Sharyo Ltd.	14,000	49,154
Nippon Sheet Glass Co., Ltd.	148,000	104,305
Nippon Shokubai Co., Ltd.	20,000	223,731
Nippon Signal Co., Ltd.	8,900	54,969
Nippon Steel Corp.	1,152,617	2,363,132
Nippon Steel Trading Co., Ltd.	22,300	55,150
Nippon Telegraph & Telephone Corp.	122,100	5,820,246
Nippon Television Holdings, Inc.	27,400	403,065
Nippon Thompson Co., Ltd.	11,000	37,212
Nippon Valqua Industries Ltd.	22,000	60,610
Nippon Yusen KK	230,000	406,715
Nipro Corp.	13,900	89,235
Nishimatsuya Chain Co., Ltd.	7,500	62,564
Nishi-Nippon City Bank Ltd.	114,000	264,403
Nishi-Nippon Railroad Co., Ltd.	42,000	181,907
Nissan Chemical Industries Ltd.	25,000	279,664
Nissan Motor Co., Ltd.	341,880	2,913,252
Nisshin Seifun Group, Inc.	32,500	399,795
Nisshin Steel Co., Ltd.†	128,000	137,775
Nisshinbo Holdings, Inc.	22,000	144,900
Nissin Electric Co., Ltd.	11,000	65,261
Nissin Foods Holdings Co., Ltd.	12,800	501,896
Nitori Holdings Co., Ltd.	5,250	487,731
Nitta Corp.	3,600	57,063
Nittetsu Mining Co., Ltd.	14,300	59,003
Nitto Boseki Co., Ltd.	20,312	68,453
Nitto Denko Corp.	23,200	1,105,894
Nitto Kohki Co., Ltd.	2,800	66,197
NKSJ Holdings, Inc.	55,500	1,086,673
NOF Corp.	29,300	141,169
Nohmi Bosai Ltd.	11,000	71,745
NOK Corp.	15,700	251,272
Nomura Holdings, Inc.	574,000	2,052,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Real Estate Holdings, Inc.	13,600	$239,098
Nomura Research Institute Ltd.	18,200	375,241
Noritake Co., Ltd.	19,900	49,979
Noritz Corp.	6,000	105,792
NS Solutions Corp.	3,300	69,814
NS United Kaiun Kaisha Ltd.*	28,700	30,156
NSD Co., Ltd.	6,300	61,515
NSK Ltd.	73,000	423,744
NTN Corp.	74,000	148,872
NTT Data Corp.	181	568,002
NTT DoCoMo, Inc.	2,185	3,544,605
NTT Urban Development Corp.	234	190,102
Obayashi Corp.	90,000	410,559
OBIC Business Consultants Ltd.	1,350	76,807
Obic Co., Ltd.	1,100	230,741
Odakyu Electric Railway Co., Ltd.	92,000	967,863
Ogaki Kyoritsu Bank Ltd.	43,000	155,382
Ohara, Inc.	5,000	41,197
Oiles Corp.	3,800	79,126
Oita Bank Ltd.	21,000	68,888
OJI Paper Co., Ltd.	124,000	378,165
Okasan Securities Group, Inc.	23,000	86,058
Oki Electric Industry Co., Ltd.*	108,244	123,446
OKUMA Corp.	22,400	132,322
Okumura Corp.	34,000	111,968
Olympus Corp.*	33,500	652,486
Omron Corp.	31,000	595,848
Ono Pharmaceutical Co., Ltd.	14,900	917,408
Onward Holdings Co., Ltd.	23,000	183,316
Oracle Corp. Japan	5,000	257,881
Organo Corp.	9,300	57,201
Oriental Land Co., Ltd.	7,600	1,001,128
ORIX Corp.	14,490	1,455,684
Osaka Gas Co., Ltd.	269,000	1,185,751
OSG Corp.	14,700	204,188
Otsuka Corp.	2,600	233,214
Otsuka Holdings Co., Ltd.	55,846	1,731,770
Pacific Metals Co., Ltd.	23,000	78,396
Pack Corp.	4,000	74,321
PanaHome Corp.	11,000	64,134
Panasonic Corp.	306,970	2,029,684
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	52,166
Paramount Bed Holdings Co., Ltd.	2,700	88,743
Paris Miki Holdings, Inc.	7,300	43,029
Park24 Co., Ltd.	14,800	242,368
Penta-Ocean Construction Co., Ltd.	41,300	100,022
PGM Holdings KK	100	76,627
Pigeon Corp.	2,640	120,769
Pioneer Corp.*	45,200	110,625
Plenus Co., Ltd.	4,700	81,606
Pola Orbis Holdings, Inc.	2,861	90,185
Renesas Electronics Corp.*	8,900	34,213
Rengo Co., Ltd.	27,000	124,206
Resona Holdings, Inc.	230,800	946,386
Resorttrust, Inc.	5,100	95,151
Ricoh Co., Ltd.	81,000	683,995
Ricoh Leasing Co., Ltd.	2,500	61,026
Riken Corp.	16,000	58,842
Rinnai Corp.	5,400	402,717
Rohm Co., Ltd.	13,200	444,511
Rohto Pharmaceutical Co., Ltd.	15,000	226,615
Round One Corp.	11,100	53,480
Ryobi Ltd.	18,700	40,256
Ryohin Keikaku Co., Ltd.	3,600	227,422
Ryoyo Electro Corp.	6,200	65,146
Saizeriya Co., Ltd.	4,200	63,183
Sakai Chemical Industry Co., Ltd.	14,100	41,375
Sakata Seed Corp.	5,300	70,970
San-A Co., Ltd.	1,800	71,963
San-Ai Oil Co., Ltd.	825	3,774
Sanden Corp.	18,200	54,805
Sangetsu Co., Ltd.	5,600	154,280
San-In Godo Bank Ltd.	20,000	145,823
Sanki Engineering Co., Ltd.	10,400	48,642
Sankyo Co., Ltd.	9,800	456,471
Sankyu, Inc.	40,000	151,205
Sanoh Industrial Co., Ltd.	7,800	50,874
Sanrio Co., Ltd.	8,800	315,397
Santen Pharmaceutical Co., Ltd.	10,400	478,421
Sanwa Holdings Corp.	31,000	121,950
Sanyo Chemical Industries Ltd.	9,400	48,542
Sanyo Shokai Ltd.	18,600	58,155
Sanyo Special Steel Co., Ltd.	6,908	21,422
Sapporo Hokuyo Holdings, Inc.†	48,800	139,134
Sapporo Holdings Ltd.	52,000	145,259
Sasebo Heavy Industries Co., Ltd.	35,000	31,394
Sato Holdings Corp.	5,400	81,304
Sawai Pharmaceutical Co., Ltd.	2,200	255,689
SBI Holdings, Inc.	38,230	246,408
Secom Co., Ltd.	27,200	1,418,555
Sega Sammy Holdings, Inc.	32,000	607,278
Seiko Epson Corp.	22,000	134,188
Seiko Holdings Corp.*	19,200	52,158
Seino Holdings Co., Ltd.	25,000	158,573
Seiren Co., Ltd.	9,500	65,979
Sekisui Chemical Co., Ltd.	59,000	475,538
Sekisui House Ltd.	93,000	923,565
Sekisui Jushi Corp.	7,100	74,148
Sekisui Plastics Co., Ltd.	16,100	39,610
Senshu Ikeda Holdings, Inc.	18,340	110,689
Seven & I Holdings Co., Ltd.	110,900	3,406,295
Seven Bank Ltd.	99,354	303,002
Sharp Corp.	144,000	356,125
Shibusawa Warehouse Co., Ltd.	20,400	59,339
Shibuya Kogyo Co., Ltd.	7,100	80,698
Shiga Bank Ltd.	30,000	188,749
Shikoku Chemicals Corp.	12,000	72,578
Shikoku Electric Power Co., Inc.	26,700	301,418
Shimachu Co., Ltd.	6,100	127,409
Shimadzu Corp.	39,000	273,360
Shimamura Co., Ltd.	3,300	384,380
Shimano, Inc.	11,300	822,450
Shimizu Bank Ltd.	1,700	52,281
Shimizu Corp.	105,000	353,857
Shimojima Co., Ltd.	5,300	68,865
Shinagawa Refractories Co., Ltd.	23,800	52,455
Shindengen Electric Manufacturing Co., Ltd.	13,600	29,800
Shin-Etsu Chemical Co., Ltd.	50,514	2,841,574
Shin-Etsu Polymer Co., Ltd.	11,000	42,145
Shinko Electric Industries Co., Ltd.	8,500	53,697
Shinmaywa Industries Ltd.	16,600	84,872
Shinsei Bank Ltd.	228,000	295,079
Shionogi & Co., Ltd.	48,600	742,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Ship Healthcare Holdings, Inc.	3,435	$109,688
Shiroki Corp.	18,800	43,603
Shiseido Co., Ltd.	49,800	683,442
Shizuoka Bank Ltd.	80,000	819,067
Shochiku Co., Ltd.	19,000	189,172
Showa Corp.	9,500	83,874
Showa Denko KK	175,000	278,063
Showa Sangyo Co., Ltd.	24,500	83,822
Showa Shell Sekiyu KK	30,300	160,741
Sintokogio Ltd.	7,500	51,608
SKY Perfect JSAT Holdings, Inc.	201	90,532
SMC Corp.	8,400	1,354,075
SMK Corp.	16,209	44,656
Softbank Corp.	120,137	4,864,594
Sohgo Security Services Co., Ltd.	12,200	171,181
Sojitz Corp.	213,100	275,796
Sony Corp.	167,600	1,973,660
Sony Financial Holdings, Inc.	29,800	510,923
Sotetsu Holdings, Inc.	50,000	167,863
Square Enix Holdings Co., Ltd.	10,400	158,719
Stanley Electric Co., Ltd.	21,700	321,440
Star Micronics Co., Ltd.	6,600	63,429
Sugi Holdings Co., Ltd.	5,000	175,615
Sumco Corp.*	21,300	143,565
Sumikin Bussan Corp.	29,000	72,091
Sumitomo Bakelite Co., Ltd.	31,000	108,047
Sumitomo Chemical Co., Ltd.	193,000	492,145
Sumitomo Corp.	156,500	2,111,667
Sumitomo Electric Industries Ltd.	103,800	1,097,322
Sumitomo Forestry Co., Ltd.	25,100	223,211
Sumitomo Heavy Industries Ltd.	89,000	304,498
Sumitomo Light Metal Industries Ltd.	57,900	50,451
Sumitomo Metal Mining Co., Ltd.	73,000	921,386
Sumitomo Mitsui Financial Group, Inc.	201,304	6,293,974
Sumitomo Mitsui Trust Holdings, Inc.	519,630	1,544,774
Sumitomo Osaka Cement Co., Ltd.	65,000	231,548
Sumitomo Real Estate Sales Co., Ltd.	1,430	71,738
Sumitomo Realty & Development Co., Ltd.	66,000	1,752,332
Sumitomo Rubber Industries Ltd.	23,600	280,333
Sumitomo Warehouse Co., Ltd.	24,000	110,405
Sundrug Co., Ltd.	6,000	217,888
Suruga Bank Ltd.	26,000	294,849
Suzuken Co., Ltd.	10,200	339,172
Suzuki Motor Corp.	56,200	1,091,017
SWCC Showa Holdings Co., Ltd.	60,300	47,134
Sysmex Corp.	11,200	538,903
T&D Holdings, Inc.	96,650	1,046,505
T.RAD Co., Ltd.	17,200	37,909
Tachi-S Co., Ltd.	4,400	74,762
Tadano Ltd.	15,552	117,776
Taihei Dengyo Kaisha Ltd.	8,600	58,406
Taihei Kogyo Co., Ltd.	14,800	56,894
Taiheiyo Cement Corp.	186,000	400,410
Taikisha Ltd.	4,603	96,613
Taisei Corp.	177,000	508,047
Taisho Pharmaceutical Holdings Co., Ltd.	6,768	552,437
Taiyo Holdings Co., Ltd.	2,500	69,580
Taiyo Nippon Sanso Corp.	45,000	236,994
Taiyo Yuden Co., Ltd.	15,000	126,474
Takara Holdings, Inc.	30,000	221,809
Takara Standard Co., Ltd.	12,000	95,028
Takasago International Corp.	12,100	62,640
Takashimaya Co., Ltd.	43,000	295,336
Takata Corp.	5,100	91,753
Takeda Pharmaceutical Co., Ltd.	105,400	4,855,369
TDK Corp.	15,400	573,455
Tecmo Koei Holdings Co., Ltd.	7,261	59,547
Teijin Ltd.	132,000	323,065
Tenma Corp.	6,500	67,132
Terumo Corp.	20,300	874,013
T-Gaia Corp.	10,200	98,680
THK Co., Ltd.	21,000	322,373
Toagosei Co., Ltd.	34,000	128,088
Tobu Railway Co., Ltd.	153,000	823,424
Tocalo Co., Ltd.	3,700	56,752
Tochigi Bank Ltd.	16,000	59,047
Toda Corp.	40,000	120,451
Toda Kogyo Corp.	6,800	24,136
Toei Co., Ltd.	14,700	82,692
Toenec Corp.	12,700	70,791
Toho Co., Ltd.	20,600	378,793
Toho Gas Co., Ltd.	67,000	445,579
Toho Holdings Co., Ltd.	9,200	188,385
Toho Real Estate Co., Ltd.	10,100	56,169
Toho Titanium Co., Ltd.	5,100	46,857
Tohoku Electric Power Co., Inc.	66,300	533,526
Tokai Carbon Co., Ltd.	32,000	97,591
Tokai Rika Co., Ltd.	7,500	105,427
Tokai Rubber Industries Ltd.	5,200	49,708
Tokai Tokyo Financial Holdings, Inc.	34,000	113,711
Tokio Marine Holdings, Inc.	100,700	2,572,986
Tokuyama Corp.	53,000	108,662
Tokyo Broadcasting System Holdings, Inc.	17,000	177,973
Tokyo Electric Power Co., Inc.*	215,437	353,356
Tokyo Electron Ltd.	22,600	962,904
Tokyo Gas Co., Ltd.	324,000	1,785,238
Tokyo Ohka Kogyo Co., Ltd.	6,100	130,770
Tokyo Rope Manufacturing Co., Ltd.	22,700	27,342
Tokyo Seimitsu Co., Ltd.	5,723	79,421
Tokyo Steel Manufacturing Co., Ltd.	18,700	63,020
Tokyo Tatemono Co., Ltd.*	66,000	257,945
Tokyotokeiba Co., Ltd.	46,900	68,511
Tokyu Community Corp.	2,500	91,395
Tokyu Construction Co., Ltd.	23,700	44,339
Tokyu Corp.	158,000	755,177
Tokyu Land Corp.	64,000	342,799
Tokyu Livable, Inc.	6,000	79,421
Tomy Co., Ltd.	9,500	52,954
TonenGeneral Sekiyu KK	51,000	442,427
Toppan Forms Co., Ltd.	7,000	67,722
Toppan Printing Co., Ltd.	92,000	534,034
Toray Industries, Inc.	204,000	1,207,688
Torishima Pump Manufacturing Co., Ltd.	3,900	27,836
Toshiba Corp.	566,000	1,813,173
Toshiba Plant Systems & Services Corp.	6,000	79,959
Tosoh Corp.	85,000	161,199
TOTO Ltd.	48,000	353,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Touei Housing Corp.	2,160	$23,028
Toyo Ink SC Holdings Co., Ltd.	30,000	107,637
Toyo Kohan Co., Ltd.	11,900	34,767
Toyo Seikan Kaisha Ltd.	24,100	257,861
Toyo Suisan Kaisha Ltd.	15,000	375,192
Toyo Tanso Co., Ltd.	1,600	38,196
Toyo Tire & Rubber Co., Ltd.	28,700	72,081
Toyobo Co., Ltd.	121,000	144,195
Toyoda Gosei Co., Ltd.	9,300	186,262
Toyota Boshoku Corp.	11,300	117,286
Toyota Industries Corp.	25,600	716,761
Toyota Motor Corp.	348,395	13,571,512
Toyota Tsusho Corp.	29,500	630,901
Trend Micro, Inc.	14,100	393,875
TS Tech Co., Ltd.	5,200	83,557
TSI Holdings Co., Ltd.	12,000	79,190
Tsubakimoto Chain Co.	5,190	30,060
Tsumura & Co.	9,200	289,062
Tsuruha Holdings, Inc.	2,400	179,600
Tsutsumi Jewelry Co., Ltd.	2,800	68,242
TV Asahi Corp.	8,000	119,323
Tv Tokyo Holdings Corp.	4,700	53,179
Ube Industries Ltd.	141,000	303,537
Ulvac, Inc.*	6,800	51,497
Unicharm Corp.	16,500	947,207
Unipres Corp.	4,100	90,837
Unitika Ltd.*	77,800	37,883
UNY Co., Ltd.	26,100	203,007
Ushio, Inc.	19,600	235,582
USS Co., Ltd.	4,310	455,632
V Technology Co., Ltd.	7	14,621
Valor Co., Ltd.	5,845	97,067
Wacoal Holdings Corp.	20,000	240,902
Wacom Co., Ltd.	59	143,191
WATAMI Co., Ltd.	3,700	83,966
West Japan Railway Co.	25,240	1,078,619
Yachiyo Bank Ltd.	2,700	52,312
Yahoo! Japan Corp.	1,942	739,821
Yakult Honsha Co., Ltd.	16,100	763,326
Yamada Denki Co., Ltd.	14,340	629,350
Yamaguchi Financial Group, Inc.	31,000	251,051
Yamaha Corp.	26,300	243,993
Yamaha Motor Co., Ltd.	49,000	428,216
Yamato Holdings Co., Ltd.	54,700	866,340
Yamato Kogyo Co., Ltd.	7,700	227,231
Yamazaki Baking Co., Ltd.	26,000	348,155
Yamazen Corp.	10,905	69,728
Yaskawa Electric Corp.	36,000	241,261
Yokogawa Bridge Holdings Corp.	11,100	81,074
Yokogawa Electric Corp.	32,500	375,641
Yokohama Reito Co., Ltd.	10,500	77,095
Yokohama Rubber Co., Ltd.	38,000	280,472
Yoshinoya Holdings Co., Ltd.	79	101,534
Yusen Logistics Co., Ltd.	4,900	44,642
Zenrin Co., Ltd.	6,500	86,789
Zensho Holdings Co., Ltd.	12,100	154,273
Zeon Corp.	32,000	222,655

		345,742,974

Luxembourg (0.3%)
ArcelorMittal S.A.	287,941	4,129,407

Mexico (0.1%)
Fresnillo plc	25,913	775,375

Netherlands (5.1%)
ASML Holding N.V.	130,872	6,994,484
ING Groep N.V. (CVA)*	1,203,775	9,511,956
Koninklijke Philips Electronics N.V.	290,323	6,773,260
Royal Dutch Shell plc, Class A	580,627	20,083,317
Royal Dutch Shell plc, Class B	415,846	14,759,748
Unilever N.V. (CVA)	490,348	17,347,250

		75,470,015

New Zealand (0.0%)
Fletcher Building Ltd.	24,574	141,983
Telecom Corp. of New Zealand Ltd.	47,732	93,826

		235,809

Singapore (0.0%)
Singapore Telecommunications Ltd. (CDI)	21,178	55,140

Spain (4.9%)
Banco Bilbao Vizcaya Argentaria S.A.	1,677,654	13,178,829
Banco Santander S.A.*	3,081,070	22,944,311
Iberdrola S.A.	1,223,142	5,545,305
Inditex S.A.	66,081	8,205,567
Repsol S.A.	242,886	4,709,901
Telefonica S.A.	1,240,543	16,539,408

		71,123,321

Switzerland (0.6%)
Glencore International plc	554,633	3,072,877
Wolseley plc	44,947	1,917,575
Xstrata plc	254,721	3,938,422

		8,928,874

United Kingdom (21.4%)
Aberdeen Asset Management plc	141,989	713,302
Admiral Group plc	30,262	514,570
Aggreko plc	39,698	1,482,733
AMEC plc	49,152	909,588
Anglo American plc	205,271	6,022,839
Antofagasta plc	55,888	1,138,929
ARM Holdings plc	216,693	2,012,016
Associated British Foods plc	54,876	1,142,231
AstraZeneca plc	195,968	9,351,072
Aviva plc	456,367	2,348,632
Babcock International Group plc	56,541	846,373
BAE Systems plc	509,631	2,675,417
Barclays plc	1,913,452	6,638,526
BG Group plc	529,284	10,683,598
BHP Billiton plc	331,794	10,313,783
BP plc	2,990,478	21,078,689
British American Tobacco plc	305,347	15,677,298
British Land Co. plc (REIT)	139,325	1,174,406
British Sky Broadcasting Group plc	159,477	1,914,687
BT Group plc	1,236,935	4,608,008
Bunzl plc	51,671	925,331
Burberry Group plc	69,025	1,115,730
Capita plc	102,446	1,281,254
Capital Shopping Centres Group plc (REIT)	88,634	468,309
Carnival plc	28,736	1,059,378
Centrica plc	809,353	4,284,160
Compass Group plc	292,195	3,225,002
Croda International plc	21,229	831,304
Diageo plc	395,675	11,114,292
Eurasian Natural Resources Corp.	38,838	193,603
Evraz plc	53,036	211,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
G4S plc	221,751	$951,428
GKN plc	255,868	887,501
GlaxoSmithKline plc	788,286	18,170,993
Hammerson plc (REIT)	111,424	811,473
Hargreaves Lansdown plc	34,634	351,501
HSBC Holdings plc	2,847,404	26,360,265
IMI plc	50,282	730,758
Imperial Tobacco Group plc	157,211	5,818,570
InterContinental Hotels Group plc	45,664	1,194,559
International Consolidated Airlines Group S.A.*	256,426	616,974
Intertek Group plc	25,313	1,119,987
ITV plc	569,558	813,035
J Sainsbury plc	219,405	1,231,176
John Wood Group plc	51,064	662,551
Johnson Matthey plc	32,269	1,257,366
Kazakhmys plc	32,989	368,899
Kingfisher plc	373,019	1,591,412
Land Securities Group plc (REIT)	122,612	1,507,723
Legal & General Group plc	923,020	1,965,960
Lloyds Banking Group plc*	6,519,750	4,088,058
Marks & Spencer Group plc	253,041	1,457,923
Meggitt plc	122,207	779,295
Melrose plc	198,980	778,220
National Grid plc	571,501	6,303,133
Next plc	25,036	1,394,771
Old Mutual plc	767,750	2,106,357
Pearson plc	127,734	2,495,805
Pennon Group plc	57,040	665,482
Petrofac Ltd.	40,765	1,049,946
Prudential plc	400,853	5,188,089
Randgold Resources Ltd.	14,425	1,773,799
Reckitt Benckiser Group plc	101,345	5,834,190
Reed Elsevier plc	191,480	1,830,475
Resolution Ltd.	210,384	737,550
Rexam plc	137,839	968,011
Rio Tinto plc	195,996	9,130,862
Rolls-Royce Holdings plc*	294,042	4,002,724
Royal Bank of Scotland Group plc*	321,377	1,333,726
RSA Insurance Group plc	555,028	990,366
SABMiller plc	147,040	6,458,373
Sage Group plc	194,566	984,656
Schroders plc	17,939	439,733
Serco Group plc	78,242	732,802
Severn Trent plc	37,491	1,016,475
Smith & Nephew plc	141,199	1,558,436
Smiths Group plc	61,735	1,033,782
SSE plc	148,410	3,335,962
Standard Chartered plc	306,251	6,923,478
Standard Life plc	370,625	1,632,069
Tate & Lyle plc	73,378	788,556
Tesco plc	1,262,167	6,766,649
Tullow Oil plc	141,989	3,141,189
Unilever plc	189,527	6,892,205
United Utilities Group plc	107,364	1,241,339
Vedanta Resources plc	15,985	265,611
Vodafone Group plc	7,752,260	22,000,999
Weir Group plc	33,464	955,386
Whitbread plc	28,005	1,025,646
WM Morrison Supermarkets plc	353,709	1,628,975

		314,099,489

United States (0.1%)
Alacer Gold Corp. (CDI)*	11,080	80,568
Boart Longyear Ltd.	62,549	106,731
News Corp. (CDI), Class B	41,622	1,032,734
ResMed, Inc. (CDI)	109,140	435,862
Sims Metal Management Ltd.	22,636	224,941

		1,880,836

Total Common Stocks (98.8%) (Cost $1,577,179,290)		1,448,804,230

Total Investments (98.8%) (Cost $1,577,179,290)		1,448,804,230
Other Assets Less Liabilities (1.2%)		18,169,265

Net Assets (100%)		$1,466,973,495

*	Non-income producing.

†	Securities (totaling $460,839 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $272,592 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	9.8%
Consumer Staples	11.3
Energy	9.9
Financials	22.4
Health Care	8.4
Industrials	10.9
Information Technology	5.0
Materials	9.8
Telecommunication Services	6.4
Utilities	4.9
Cash and Other	1.2

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	131	December-12	$4,315,530	$4,132,785	$(182,745)
FTSE 100 Index	30	December-12	2,812,509	2,767,606	(44,903)
SPI 200 Index	9	December-12	1,028,019	1,023,192	(4,827)
TOPIX Index	27	December-12	2,527,432	2,542,927	15,495

					$(216,980)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$144,076,094	$—	$144,076,094
Consumer Staples	—	165,644,739	—	165,644,739
Energy	—	144,898,127	—	144,898,127
Financials	—	328,738,293	139,134	328,877,427
Health Care	—	122,599,782	—	122,599,782
Industrials	—	160,425,278	—	160,425,278
Information Technology	—	72,475,891	—	72,475,891
Materials	—	143,182,552	321,705	143,504,257
Telecommunication Services	—	94,386,841	—	94,386,841
Utilities	—	71,915,794	—	71,915,794
Futures	15,495	—	—	15,495

Total Assets	$15,495	$1,448,343,391	$460,839	$1,448,819,725

Liabilities:
Futures	$(232,475)	$—	$—	$(232,475)

Total Liabilities	$(232,475)	$—	$—	$(232,475)

Total	$(216,980)	$1,448,343,391	$460,839	$1,448,587,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock-Financials	Investments in Common Stocks-Energy
Balance as of 12/31/11	$—	$86,984
Total gains or losses (realized/unrealized) included in earnings	(35,854)	1,998
Purchases	—	—
Sales	—	(88,982)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	174,988	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$139,134	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(35,854)	$—

	Investments in	Investments in
	Common Stocks-Materials	Common Stocks-Industrials†
Balance as of 12/31/11	$—	$36,692
Total gains or losses (realized/unrealized) included in earnings	(100,442)	(67)
Purchases	7,716	—
Sales	(29,578)	(36,625)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	444,009	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$321,705	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(102,846)	$—

†	Security received through corporate action with $0 cost.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$62,375,573
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$247,982,222

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,183,979
Aggregate gross unrealized depreciation	(294,736,899)

Net unrealized depreciation	$(134,552,920)

Federal income tax cost of investments	$1,583,357,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.1%)
Abacus Property Group (REIT)	16,300	$32,802
Adelaide Brighton Ltd.	32,260	100,725
AGL Energy Ltd.	30,094	467,311
ALS Ltd.	14,161	126,180
Alumina Ltd.	142,425	125,577
Amcor Ltd.	69,292	557,762
AMP Ltd.	160,189	719,490
Ansell Ltd.	9,020	150,171
APA Group	36,840	181,135
APN News & Media Ltd.	26,980	9,515
Aquila Resources Ltd.*	11,649	31,175
Ardent Leisure Group (REIT)	20,240	28,238
Aristocrat Leisure Ltd.	28,660	79,971
Arrium Ltd.	68,099	38,498
Asciano Ltd.	58,070	263,231
ASX Ltd.	10,840	332,495
Atlas Iron Ltd.*	46,390	67,850
Aurora Oil & Gas Ltd.*	26,730	99,817
Ausdrill Ltd.	23,530	70,782
Australand Property Group (REIT)	15,640	47,859
Australia & New Zealand Banking Group Ltd.	150,785	3,871,130
Australian Infrastructure Fund	40,960	128,313
AWE Ltd.	35,640	48,430
Bank of Queensland Ltd.	17,818	140,098
Beach Energy Ltd.	80,944	106,213
Beadell Resources Ltd.*	52,248	53,384
Bendigo and Adelaide Bank Ltd.	20,497	163,289
BHP Billiton Ltd.	178,255	6,109,225
Billabong International Ltd.	25,703	35,327
BlueScope Steel Ltd.*	153,770	66,992
Boral Ltd.	42,031	167,419
Bradken Ltd.	11,749	67,883
Brambles Ltd.	87,726	638,807
BWP Trust (REIT)	26,350	54,392
Cabcharge Australia Ltd.	7,330	41,591
Caltex Australia Ltd.	8,990	154,148
Cardno Ltd.	6,407	48,183
carsales.com Ltd.	13,343	107,265
Centro Retail Australia (REIT)	24,577	53,282
CFS Retail Property Trust Group (REIT)	134,815	269,898
Challenger Ltd.	31,040	105,287
Charter Hall Group (REIT)	16,050	47,948
Charter Hall Retail REIT (REIT)	17,600	62,620
Coca-Cola Amatil Ltd.	30,122	423,690
Cochlear Ltd.	3,293	229,373
Commonwealth Bank of Australia	88,893	5,142,480
Commonwealth Property Office Fund (REIT)	152,010	163,199
Computershare Ltd.	29,113	250,651
Crown Ltd.	23,970	226,263
CSL Ltd.	27,730	1,323,159
CSR Ltd.	34,360	55,601
Cudeco Ltd.*	8,670	41,460
David Jones Ltd.	24,516	63,830
Dexus Property Group (REIT)	283,969	279,833
Downer EDI Ltd.*	27,550	102,594
DUET Group	65,844	139,332
DuluxGroup Ltd.	23,910	81,846
Echo Entertainment Group Ltd.	42,163	167,508
Emeco Holdings Ltd.	42,030	31,826
Energy World Corp., Ltd.*	56,030	23,248
Envestra Ltd.	48,940	45,943
Evolution Mining Ltd.*	26,052	52,426
Fairfax Media Ltd.	106,574	45,878
FKP Property Group	86,005	22,303
Fleetwood Corp., Ltd.	3,090	32,565
Flight Centre Ltd.	3,670	89,805
Fortescue Metals Group Ltd.	99,214	359,172
Gindalbie Metals Ltd.*	39,540	11,074
Goodman Fielder Ltd.*	91,472	47,442
Goodman Group (REIT)	78,916	324,164
GPT Group (REIT)	95,289	336,067
GrainCorp Ltd., Class A	14,400	133,837
GUD Holdings Ltd.	4,390	37,432
GWA Group Ltd.	19,840	37,559
Harvey Norman Holdings Ltd.	27,920	56,185
Hastings Diversified Utilities Fund	27,700	74,706
Iluka Resources Ltd.	25,276	260,353
Incitec Pivot Ltd.	92,374	285,542
Independence Group NL	13,777	60,165
Insurance Australia Group Ltd.	118,529	537,292
Intrepid Mines Ltd.*	27,630	13,470
Investa Office Fund (REIT)	39,512	118,449
Invocare Ltd.	6,750	60,075
IOOF Holdings Ltd.	12,000	71,449
Iress Ltd.	6,640	51,244
JB Hi-Fi Ltd.	4,960	46,665
Karoon Gas Australia Ltd.*	11,310	63,352
Kingsgate Consolidated Ltd.	8,170	51,187
Leighton Holdings Ltd.	9,349	161,176
Lend Lease Group	29,443	239,749
Linc Energy Ltd.*	19,830	12,959
Lynas Corp., Ltd.*	98,427	80,658
Macmahon Holdings Ltd.	40,550	11,567
Macquarie Atlas Roads Group*	26,330	39,876
Macquarie Group Ltd.	19,863	586,387
Medusa Mining Ltd.	9,830	61,792
Mermaid Marine Australia Ltd.	13,460	43,422
Mesoblast Ltd.*	7,231	50,405
Metcash Ltd.	43,877	161,118
Mineral Resources Ltd.	9,297	73,968
Mirabela Nickel Ltd.*	30,630	13,662
Mirvac Group (REIT)	194,525	288,547
Monadelphous Group Ltd.	5,280	107,896
Mount Gibson Iron Ltd.	42,690	33,212
Myer Holdings Ltd.	38,720	70,087
National Australia Bank Ltd.	125,910	3,329,158
Navitas Ltd.	10,771	47,149
Newcrest Mining Ltd.	41,847	1,264,906
NRW Holdings Ltd.	20,207	42,969
Nufarm Ltd.	11,910	75,237
OceanaGold Corp. (CDI)*	8,150	27,137
Octaviar Ltd.(b)*†	9,487,254	—
Oil Search Ltd.	61,297	471,789
Orica Ltd.	20,924	539,790
Origin Energy Ltd.	60,482	710,194
OZ Minerals Ltd.	18,489	129,456
Pacific Brands Ltd.	62,010	39,237
Paladin Energy Ltd.*	47,200	60,956
PanAust Ltd.	30,624	97,522
Perpetual Ltd.	2,830	76,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Perseus Mining Ltd.*	24,460	$74,087
Platinum Asset Management Ltd.	15,920	58,624
Primary Health Care Ltd.	29,560	110,999
Qantas Airways Ltd.*	124,346	157,361
QBE Insurance Group Ltd.	64,056	860,466
QR National Ltd.	68,044	240,685
Qube Logistics Holdings Ltd.	31,841	48,882
Ramsay Health Care Ltd.	7,622	189,909
Regis Resources Ltd.*	24,410	144,580
Reject Shop Ltd.	1,700	21,778
Resolute Mining Ltd.*	23,620	47,655
Rio Tinto Ltd.	24,224	1,340,806
Sandfire Resources NL*	5,890	51,138
Santos Ltd.	52,396	617,420
Seek Ltd.	21,740	154,023
Senex Energy Ltd.*	64,772	43,336
Seven Group Holdings Ltd.	6,490	45,845
Seven West Media Ltd.	28,913	34,040
Sigma Pharmaceuticals Ltd.	76,540	50,813
Silver Lake Resources Ltd.*	13,208	49,870
SMS Management & Technology Ltd.	4,420	28,885
Sonic Healthcare Ltd.	22,386	314,645
Southern Cross Media Group Ltd.	37,539	39,329
SP AusNet	99,935	108,327
Spark Infrastructure Group§	78,800	133,235
St Barbara Ltd.*	21,600	48,396
Stockland Corp., Ltd. (REIT)	128,182	444,097
Suncorp Group Ltd.	71,905	689,184
Sundance Resources Ltd.* †	145,220	51,216
Super Retail Group Ltd.	5,904	47,708
Sydney Airport	88,935	291,517
Tabcorp Holdings Ltd.	38,001	108,795
Tatts Group Ltd.	74,865	210,452
Telstra Corp., Ltd.	692,678	2,816,578
Ten Network Holdings Ltd.	55,303	20,939
Toll Holdings Ltd.	43,530	199,128
TPG Telecom Ltd.	19,060	43,891
Transfield Services Ltd.	30,870	56,038
Transpacific Industries Group Ltd.*	53,180	49,096
Transurban Group	86,283	537,008
Treasury Wine Estates Ltd.	38,168	199,146
UGL Ltd.	10,900	118,380
Virgin Australia Holdings Ltd.*	96,120	40,381
Virgin Australia International Holdings Pty Ltd.(b)*†	96,120	—
Wesfarmers Ltd.	63,791	2,266,998
Western Areas NL	9,480	41,990
Westfield Group (REIT)	117,725	1,240,700
Westfield Retail Trust (REIT)	159,172	477,165
Westpac Banking Corp.	170,779	4,402,154
Whitehaven Coal Ltd.	29,544	87,954
Woodside Petroleum Ltd.	35,278	1,212,721
Woolworths Ltd.	67,525	2,014,456
WorleyParsons Ltd.	11,714	343,750
Wotif.com Holdings Ltd.	7,860	31,390

		60,149,585

Austria (0.2%)
Erste Group Bank AG*	116,224	2,593,526

Belgium (1.6%)
Anheuser-Busch InBev N.V.	215,026	18,284,039

Brazil (1.3%)
Banco Bradesco S.A. (Preference)	386,100	6,187,885
Itau Unibanco Holding S.A. (Preference) (ADR)	312,077	4,768,536
Petroleo Brasileiro S.A. (Preference)	348,400	3,841,036

		14,797,457

Canada (0.4%)
Potash Corp. of Saskatchewan, Inc.	100,990	4,384,986

China (0.5%)
PetroChina Co., Ltd., Class H	4,154,000	5,442,916

Denmark (1.0%)
Novo Nordisk A/S, Class B	75,429	11,916,001

Finland (0.1%)
Nokia Oyj	465,371	1,202,030

France (10.8%)
Accor S.A.	110,297	3,678,788
Air Liquide S.A.	38,659	4,791,515
AXA S.A.‡	256,055	3,813,614
BNP Paribas S.A.	123,458	5,866,866
Carrefour S.A.	70,964	1,471,843
Cie de Saint-Gobain S.A.	106,091	3,726,642
Cie Generale d'Optique Essilor International S.A.	75,028	7,025,741
Danone S.A.	181,280	11,160,820
France Telecom S.A.	236,788	2,856,622
GDF Suez S.A.	169,663	3,793,643
J.C. Decaux S.A.	103,917	2,358,291
Legrand S.A.	16,603	625,776
L'Oreal S.A.	75,144	9,295,231
LVMH Moet Hennessy Louis Vuitton S.A.	33,017	4,964,134
Pernod-Ricard S.A.	69,817	7,833,308
Sanofi S.A.	148,857	12,692,004
Schneider Electric S.A.	180,319	10,671,815
Societe Generale S.A.*	96,259	2,733,717
Total S.A.	274,730	13,627,413
Unibail-Rodamco S.A. (REIT)	42,672	8,505,010
Vinci S.A.	66,069	2,814,076
Vivendi S.A.	158,373	3,088,374

		127,395,243

Germany (9.0%)
Allianz SE (Registered)	122,226	14,542,789
BASF SE	113,628	9,586,060
Bayer AG (Registered)	102,334	8,788,433
Bayerische Motoren Werke (BMW) AG	39,774	2,908,760
Daimler AG (Registered)	227,031	10,988,620
Deutsche Bank AG (Registered)	115,366	4,557,979
Deutsche Telekom AG (Registered)	368,835	4,538,276
E.ON AG	247,710	5,877,774
Linde AG	52,814	9,094,397
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	19,890	3,105,497
RWE AG	60,719	2,716,508
SAP AG	218,346	15,463,068
Siemens AG (Registered)	109,115	10,882,337
Volkswagen AG (Preference)	17,757	3,239,105

		106,289,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong (1.2%)
Cheung Kong Holdings Ltd.	392,000	$5,748,016
China Mobile Ltd.	635,500	7,044,219
Hang Lung Properties Ltd.	542,000	1,852,322

		14,644,557

Ireland (0.9%)
CRH plc (BATS Europe Exchange)	95,670	1,844,111
CRH plc (EURO OTC Exchange)	248,957	4,792,037
Experian plc	65,142	1,082,418
Henderson Group plc (CDI)	39,640	68,668
James Hardie Industries SE (CDI)	26,109	235,621
Shire plc	35,209	1,031,359
WPP plc	81,034	1,101,134

		10,155,348

Italy (1.5%)
Assicurazioni Generali S.p.A.	165,711	2,382,876
Enel S.p.A.	790,648	2,796,093
Eni S.p.A.	327,448	7,161,796
Intesa Sanpaolo S.p.A.	1,732,389	2,633,602
UniCredit S.p.A.*	671,037	2,787,006

		17,761,373

Japan (15.9%)
77 Bank Ltd.	14,000	58,124
A&A Material Corp.*	2,000	1,666
A&D Co., Ltd.	1,200	3,998
ABC-Mart, Inc.	1,400	61,891
Accordia Golf Co., Ltd.	40	25,679
Accretive Co. Ltd.*	10	1,115
Achilles Corp.	10,000	13,583
Acom Co., Ltd.*	2,460	62,572
ADEKA Corp.	5,100	38,492
Aderans Co., Ltd.*	1,300	17,791
Advan Co., Ltd.	700	7,310
Advanex, Inc.*	2,000	1,871
Advantest Corp.	8,800	114,454
Aeon Co., Ltd.	44,600	504,636
Aeon Credit Service Co., Ltd.	5,400	116,248
Aeon Delight Co., Ltd.	1,400	30,874
Aeon Fantasy Co., Ltd.	400	5,423
Aeon Hokkaido Corp.*	900	4,232
Aeon Mall Co., Ltd.	4,700	115,031
AGORA Hospitality Group Co., Ltd.*	5,000	1,089
Agrex, Inc.	200	1,937
Ai Holdings Corp.	2,100	13,616
Aica Kogyo Co., Ltd.	3,700	63,294
Aichi Bank Ltd.	400	23,193
Aichi Corp.	2,100	9,122
Aichi Steel Corp.	6,000	24,603
Aichi Tokei Denki Co., Ltd.	1,000	3,678
Aida Engineering Ltd.	3,300	21,904
Aiful Corp.*	10,100	17,731
Aigan Co., Ltd.	900	3,506
Ain Pharmaciez, Inc.	500	35,687
Aiphone Co., Ltd.	800	16,597
Air Water, Inc.	10,000	122,501
Airport Facilities Co., Ltd.	1,200	5,505
Airtech Japan Ltd.	300	1,330
Aisan Industry Co., Ltd.	1,500	11,917
Aisin Seiki Co., Ltd.	10,500	298,693
Ajinomoto Co., Inc.	37,000	580,318
Akebono Brake Industry Co., Ltd.	5,700	25,345
Akita Bank Ltd.	8,000	23,885
Alconix Corp.	200	3,519
Alfresa Holdings Corp.	2,800	138,314
All Nippon Airways Co., Ltd.	223,000	468,631
Alpen Co., Ltd.	700	13,168
Alpha Corp.	300	3,202
Alpha Systems, Inc.	360	4,705
Alpine Electronics, Inc.	2,400	22,358
Alps Electric Co., Ltd.	9,800	50,733
Altech Co., Ltd.	500	1,115
Altech Corp.	500	3,985
Amada Co., Ltd.	18,000	78,883
Amano Corp.	3,400	29,277
Amuse, Inc.	300	4,771
Ando Corp.	4,000	4,203
Anest Iwata Corp.	2,000	8,329
Anritsu Corp.	5,000	64,839
AOC Holdings, Inc.	3,300	9,683
AOI Pro, Inc.	500	3,703
AOKI Holdings, Inc.	1,100	23,821
Aomori Bank Ltd.	9,000	28,370
Aoyama Trading Co., Ltd.	3,100	59,267
Aozora Bank Ltd.	38,000	116,376
Arakawa Chemical Industries Ltd.	1,000	8,086
Araya Industrial Co., Ltd.	2,000	2,973
Arc Land Sakamoto Co., Ltd.	700	10,423
Arcs Co., Ltd.	1,500	34,751
Argo Graphics, Inc.	400	5,136
Ariake Japan Co., Ltd.	1,100	24,681
Arisawa Manufacturing Co., Ltd.	2,000	4,690
Arnest One Corp.	2,200	33,942
Arrk Corp.*	4,200	8,665
As One Corp.	800	17,940
Asahi Co., Ltd.	500	8,528
Asahi Diamond Industrial Co., Ltd.	4,000	45,003
Asahi Glass Co., Ltd.	65,000	433,111
Asahi Group Holdings Ltd.	28,200	695,243
Asahi Holdings, Inc.	1,800	30,261
Asahi Kasei Corp.	79,000	407,957
Asahi Kogyosha Co., Ltd.	1,000	3,665
Asahi Net, Inc.	1,000	5,113
Asahi Organic Chemicals Industry Co., Ltd.	4,000	9,636
Asanuma Corp.*	4,000	2,768
Asatsu-DK, Inc.	2,000	51,205
Ashimori Industry Co., Ltd.*	3,000	3,806
Asics Corp.	9,700	130,883
ASKA Pharmaceutical Co., Ltd.	1,000	5,241
ASKUL Corp.	900	14,704
Astellas Pharma, Inc.	27,900	1,417,523
Asunaro Aoki Construction Co., Ltd.	500	2,550
Atsugi Co., Ltd.	11,000	12,686
Autobacs Seven Co., Ltd.	1,500	67,946
Avex Group Holdings, Inc.	2,300	47,332
Awa Bank Ltd.	10,000	64,582
Axell Corp.	400	9,421
Azbil Corp.	2,300	46,242
Azuma Shipping Co., Ltd.	600	1,676
Bando Chemical Industries Ltd.	4,000	13,993
Bank of Iwate Ltd.	800	38,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Kyoto Ltd.	18,000	$152,460
Bank of Nagoya Ltd.	11,000	38,621
Bank of Okinawa Ltd.	900	39,672
Bank of Saga Ltd.	7,000	17,043
Bank of the Ryukyus Ltd.	2,500	32,579
Bank of Yokohama Ltd.	82,000	389,826
Belc Co., Ltd.	600	9,103
Belluna Co., Ltd.	1,500	12,167
Benesse Holdings, Inc.	3,400	164,685
Best Denki Co., Ltd.*	3,500	6,099
Bic Camera, Inc.	30	15,223
BML, Inc.	700	18,379
Bookoff Corp.	700	5,983
BP Castrol KK	500	2,178
Bridgestone Corp.	39,400	913,813
Brother Industries Ltd.	14,100	130,810
Bunka Shutter Co., Ltd.	3,000	13,532
CAC Corp.	700	6,046
Calbee, Inc.	1,100	96,412
Calsonic Kansei Corp.	6,000	23,142
Can Do Co., Ltd.	10	13,467
Canare Electric Co., Ltd.	100	1,611
Canon Electronics, Inc.	1,100	24,230
Canon Marketing Japan, Inc.	4,000	55,254
Canon, Inc.	180,200	5,761,135
Capcom Co., Ltd.	2,600	53,839
Casio Computer Co., Ltd.	11,800	83,616
Cawachi Ltd.	800	16,668
Central Glass Co., Ltd.	12,000	35,674
Central Japan Railway Co.	10,200	896,617
Central Security Patrols Co., Ltd.	500	5,036
Central Sports Co., Ltd.	400	5,976
Century Tokyo Leasing Corp.	2,800	54,285
CFS Corp.	1,000	4,600
Chiba Bank Ltd.	52,000	302,512
Chiba Kogyo Bank Ltd.*	2,300	12,467
Chino Corp.	2,000	5,100
Chiyoda Co., Ltd.	1,600	43,957
Chiyoda Corp.	9,000	140,005
Chiyoda Integre Co., Ltd.	400	4,249
Chofu Seisakusho Co., Ltd.	1,200	29,093
Chori Co., Ltd.	800	9,144
Chubu Electric Power Co., Inc.	40,200	523,877
Chubu Shiryo Co., Ltd.	1,200	8,088
Chudenko Corp.	2,000	18,657
Chuetsu Pulp & Paper Co., Ltd.	4,000	7,022
Chugai Pharmaceutical Co., Ltd.	15,900	333,118
Chugai Ro Co., Ltd.	4,000	10,866
Chugoku Bank Ltd.	8,000	112,763
Chugoku Electric Power Co., Inc.	14,600	194,006
Chugoku Marine Paints Ltd.	3,000	14,454
Chugokukogyo Co., Ltd.*	1,000	1,012
Chukyo Bank Ltd.	5,000	10,892
Chuo Spring Co., Ltd.	1,000	3,588
Citizen Holdings Co., Ltd.	13,500	68,676
CKD Corp.	3,400	19,344
Clarion Co., Ltd.*	6,000	9,534
Cleanup Corp.	1,200	8,257
CMIC Holdings Co., Ltd.	400	6,607
CMK Corp.	2,400	8,211
Coca-Cola Central Japan Co., Ltd.	1,500	19,375
Coca-Cola West Co., Ltd.	4,200	69,641
Cocokara fine, Inc.	1,100	38,410
Colowide Co., Ltd.	4,000	34,290
Computer Engineering & Consulting Ltd.	800	4,705
Computer Institute of Japan Ltd.	1,200	4,859
COMSYS Holdings Corp.	6,700	93,494
Co-Op Chemical Co., Ltd.*	1,000	1,153
Core Corp.	400	3,696
Corona Corp.	500	6,465
Cosel Co., Ltd.	1,800	24,080
Cosmo Oil Co., Ltd.	33,000	60,892
Cosmos Pharmaceutical Corp.	600	55,126
Create Medic Co., Ltd.	300	3,091
Create SD Holdings Co., Ltd.	500	14,159
Credit Saison Co., Ltd.	8,600	207,947
Cresco Ltd.	300	2,091
CTI Engineering Co., Ltd.	700	4,404
Cybernet Systems Co., Ltd.	10	2,727
Cybozu, Inc.	20	6,550
Dai Nippon Printing Co., Ltd.	41,000	285,802
Dai Nippon Toryo Co., Ltd.	7,000	7,714
Daibiru Corp.	3,600	29,800
Daicel Corp.	17,000	101,948
Dai-Dan Co., Ltd.	1,000	6,420
Daido Kogyo Co., Ltd.	2,000	3,409
Daido Metal Co., Ltd.	1,000	7,381
Daido Steel Co., Ltd.	22,000	102,332
Daidoh Ltd.	1,600	10,026
Daiei, Inc.*	5,650	12,018
Daifuku Co., Ltd.	5,000	25,051
Daihatsu Motor Co., Ltd.	11,000	183,521
Daihen Corp.	6,000	15,454
Daiho Corp.	4,000	4,511
Daiichi Chuo KK*	8,000	6,253
Daiichi Jitsugyo Co., Ltd.	2,000	8,739
Dai-ichi Kogyo Seiyaku Co., Ltd.	2,000	5,254
Dai-ichi Life Insurance Co., Ltd.	634	719,790
Daiichi Sankyo Co., Ltd.	43,700	722,360
Daiken Corp.	5,000	12,109
Daiken Medical Co., Ltd.	100	1,534
Daiki Aluminium Industry Co., Ltd.	2,000	5,177
Daikin Industries Ltd.	15,900	412,169
Daiko Clearing Services Corp.	600	2,207
Daikoku Denki Co., Ltd.	500	12,769
Daikyo, Inc.	20,000	50,487
Dainichi Co., Ltd.	600	5,966
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	17,786
Dainippon Screen Manufacturing Co., Ltd.	11,000	54,126
Dainippon Sumitomo Pharma Co., Ltd.	7,000	76,961
Daio Paper Corp.	5,000	31,074
Daiohs Corp.	200	1,292
Daisan Bank Ltd.	7,000	12,827
Daiseki Co., Ltd.	1,900	29,532
Daishi Bank Ltd.	16,000	52,281
Daiso Co., Ltd.	5,000	14,031
Daisue Construction Co., Ltd.*	4,000	2,255
Daisyo Corp.	600	7,750
Daito Bank Ltd.	7,000	5,830
Daito Electron Co., Ltd.	500	2,242
Daito Trust Construction Co., Ltd.	5,300	533,124
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa House Industry Co., Ltd.	35,000	$508,137
Daiwa Industries Ltd.	1,000	4,639
Daiwa Odakyu Construction Co., Ltd.	500	1,076
Daiwa Securities Group, Inc.	121,000	460,495
Daiwabo Holdings Co., Ltd.	14,100	26,559
Daiyu Eight Co., Ltd.	100	734
Danto Holdings Corp.*	1,000	948
DC Co., Ltd.	1,300	3,681
DCM Holdings Co., Ltd.	5,800	38,647
DeNA Co., Ltd.	5,300	176,033
Denki Kagaku Kogyo KK	22,000	68,221
Denki Kogyo Co., Ltd.	3,000	13,262
Denso Corp.	29,400	923,365
Dentsu, Inc.	10,500	266,402
Denyo Co., Ltd.	1,100	12,150
Descente Ltd.	3,000	17,875
DIC Corp.	40,000	65,095
Dijet Industrial Co., Ltd.	1,000	1,884
Disco Corp.	1,300	62,635
Don Quijote Co., Ltd.	3,800	146,322
Doshisha Co., Ltd.	500	14,525
Doutor Nichires Holdings Co., Ltd.	2,100	26,398
Dowa Holdings Co., Ltd.	15,000	103,985
Dr. Ci:Labo Co., Ltd.	10	33,713
DTS Corp.	1,100	15,012
Dunlop Sports Co., Ltd.	1,000	12,801
Duskin Co., Ltd.	3,600	72,517
Dwango Co., Ltd.	10	15,108
Dydo Drinco, Inc.	500	22,745
Dynic Corp.	2,000	3,947
eAccess Ltd.	70	13,517
Eagle Industry Co., Ltd.	1,000	6,356
Earth Chemical Co., Ltd.	900	33,906
East Japan Railway Co.	20,800	1,377,960
Ebara Corp.	17,000	71,233
Ebara Jitsugyo Co., Ltd.	300	4,601
Ebara-Udylite Co., Ltd.	100	3,301
Echo Trading Co., Ltd.	300	2,622
Econach Holdings Co., Ltd.*	3,000	1,307
Eco’s Co., Ltd.	400	2,614
EDION Corp.	4,400	19,452
Ehime Bank Ltd.	7,000	18,657
Eighteenth Bank Ltd.	7,000	18,567
Eiken Chemical Co., Ltd.	1,000	13,711
Eisai Co., Ltd.	16,100	726,192
Eizo Nanao Corp.	1,000	17,824
Electric Power Development Co., Ltd.	8,700	228,983
Elematec Corp.	900	12,409
Emori & Co., Ltd.	200	2,081
Enplas Corp.	600	20,666
Enshu Ltd.*	2,000	1,640
EPS Corp.	10	28,639
ESPEC Corp.	1,200	10,103
Excel Co., Ltd.	600	5,305
Exedy Corp.	1,500	29,619
Ezaki Glico Co., Ltd.	5,000	61,891
F&A Aqua Holdings, Inc.	900	9,272
Faith, Inc.	40	4,336
Falco SD Holdings Co., Ltd.	600	7,150
FamilyMart Co., Ltd.	3,200	157,458
Fancl Corp.	2,500	29,440
FANUC Corp.	66,200	10,671,399
Fast Retailing Co., Ltd.	2,500	581,433
FCC Co., Ltd.	1,800	28,947
Felissimo Corp.	300	3,948
FIDEA Holdings Co., Ltd.	7,000	14,531
First Baking Co., Ltd.*	1,000	974
Foster Electric Co., Ltd.	1,100	16,900
FP Corp.	600	47,283
France Bed Holdings Co., Ltd.	8,000	17,222
F-Tech, Inc.	400	6,576
Fudo Tetra Corp.*	9,800	13,186
Fuji Co., Ltd.	1,300	29,335
Fuji Corp., Ltd.	1,200	6,627
Fuji Electric Co., Ltd.	30,000	61,122
Fuji Electronics Co., Ltd.	600	8,257
Fuji Heavy Industries Ltd.	35,000	290,620
Fuji Kiko Co., Ltd.*	1,000	2,729
Fuji Kosan Co., Ltd.*	400	2,363
Fuji Kyuko Co., Ltd.	3,000	19,221
Fuji Media Holdings, Inc.	117	191,602
Fuji Oil Co., Ltd.	3,300	46,049
Fuji Seal International, Inc.	1,200	24,864
Fuji Soft, Inc.	1,600	33,562
Fujibo Holdings, Inc.	5,000	17,940
Fujicco Co., Ltd.	1,000	13,391
Fujifilm Holdings Corp.	27,870	467,119
Fujikura Kasei Co., Ltd.	1,600	6,868
Fujikura Ltd.	20,000	59,969
Fujikura Rubber Ltd.	800	2,758
Fujimi, Inc.	1,100	16,238
Fujimori Kogyo Co., Ltd.	900	20,009
Fujita Kanko, Inc.	3,000	10,187
Fujitec Co., Ltd.	3,000	17,645
Fujitsu General Ltd.	2,000	17,734
Fujitsu Ltd.	120,000	450,538
Fujiya Co., Ltd.*	7,000	17,491
FuKoKu Co., Ltd.	500	4,671
Fukuda Corp.	1,000	4,062
Fukui Bank Ltd.	10,000	24,731
Fukui Computer Holdings, Inc.	200	1,066
Fukuoka Financial Group, Inc.	59,000	239,659
Fukushima Bank Ltd.	15,000	9,226
Fukushima Industries Corp.	300	4,997
Fukuyama Transporting Co., Ltd.	8,000	44,387
Fullcast Holdings Co., Ltd.*	10	1,768
Funai Consulting, Inc.	1,300	8,795
Funai Electric Co., Ltd.	1,100	15,519
Furukawa Co., Ltd.*	21,000	19,375
Furukawa Electric Co., Ltd.*	31,000	58,393
Furukawa-Sky Aluminum Corp.	5,000	12,942
Furusato Industries Ltd.	700	6,718
Fuso Pharmaceutical Industries Ltd.	4,000	13,634
Futaba Corp.	2,100	27,178
Futaba Industrial Co., Ltd.*	3,500	14,172
Future Architect, Inc.	10	3,842
Fuyo General Lease Co., Ltd.	1,100	32,180
G-7 Holdings, Inc.	300	1,538
Gakken Holdings Co., Ltd.	5,000	13,070
Gakujo Co., Ltd.	400	1,384
Gecoss Corp.	800	4,746
Genki Sushi Co., Ltd.	300	3,867
Geo Holdings Corp.	20	22,911
GLOBERIDE, Inc.	5,000	5,830
Glory Ltd.	3,400	79,903
GMO Internet, Inc.	3,400	23,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Godo Steel Ltd.	7,000	$11,571
Goldcrest Co., Ltd.	1,100	17,027
Goldwin, Inc.	2,000	12,122
Gree, Inc.	5,100	93,387
GS Yuasa Corp.	24,000	99,949
GSI Creos Corp.	3,000	3,921
Gulliver International Co., Ltd.	330	9,438
Gun-Ei Chemical Industry Co., Ltd.	3,000	7,765
Gunma Bank Ltd.	22,000	111,917
Gunze Ltd.	8,000	20,605
Gurunavi, Inc.	1,000	11,340
H2O Retailing Corp.	7,000	80,010
Hachijuni Bank Ltd.	19,000	105,420
Hakudo Co., Ltd.	400	3,798
Hakuhodo DY Holdings, Inc.	1,800	121,322
Hakuto Co., Ltd.	700	6,422
Hakuyosha Co., Ltd.	1,000	2,691
Hamakyorex Co., Ltd.	300	9,426
Hamamatsu Photonics KK	4,200	144,288
Hankyu Hanshin Holdings, Inc.	84,000	454,229
Hanwa Co., Ltd.	11,000	38,198
Happinet Corp.	600	5,013
Harashin Narus Holdings Co., Ltd.	700	13,123
Hard Off Corp. Co., Ltd.	500	3,376
Harima Chemicals, Inc.	1,100	5,243
Haruyama Trading Co., Ltd.	500	2,588
Haseko Corp.*	86,500	55,420
Hayashikane Sangyo Co., Ltd.*	4,000	3,178
Hazama Corp.	5,400	11,279
Heiwa Corp.	2,600	43,644
Heiwa Real Estate Co., Ltd.	1,800	20,736
Heiwado Co., Ltd.	2,400	34,936
Helios Techno Holdings Co., Ltd.*	1,100	2,030
Hibiya Engineering Ltd.	1,800	23,434
Hiday Hidaka Corp.	600	9,864
Higashi-Nippon Bank Ltd.	6,000	13,147
Higo Bank Ltd.	9,000	54,780
Hikari Tsushin, Inc.	900	47,687
Hino Motors Ltd.	15,000	98,219
Hioki EE Corp.	500	8,643
Hirakawa Hewtech Corp.	200	1,666
Hirose Electric Co., Ltd.	2,300	257,881
Hiroshima Bank Ltd.	29,000	97,360
HIS Co., Ltd.	1,300	40,862
Hisaka Works Ltd.	1,000	6,907
Hisamitsu Pharmaceutical Co., Inc.	3,300	182,464
Hitachi Cable Ltd.*	10,000	13,583
Hitachi Capital Corp.	2,800	50,733
Hitachi Chemical Co., Ltd.	4,600	62,186
Hitachi Construction Machinery Co., Ltd.	5,800	93,867
Hitachi High-Technologies Corp.	3,700	89,276
Hitachi Koki Co., Ltd.	3,300	25,160
Hitachi Kokusai Electric, Inc.	2,000	13,250
Hitachi Ltd.	274,640	1,527,342
Hitachi Metals Ltd.	8,000	71,348
Hitachi Tool Engineering Ltd.	700	6,252
Hitachi Transport System Ltd.	2,100	35,251
Hitachi Zosen Corp.	52,000	59,969
Hochiki Corp.	1,000	5,254
Hodogaya Chemical Co., Ltd.	2,000	4,203
Hogy Medical Co., Ltd.	600	32,214
Hokkaido Electric Power Co., Inc.	9,700	78,803
Hokkaido Gas Co., Ltd.	2,000	6,151
Hokkan Holdings Ltd.	3,000	9,034
Hokko Chemical Industry Co., Ltd.	1,000	2,998
Hokkoku Bank Ltd.	14,000	53,280
Hokuetsu Bank Ltd.	13,000	26,486
Hokuetsu Kishu Paper Co., Ltd.	8,000	39,672
Hokuhoku Financial Group, Inc.	68,000	105,433
Hokuriku Electric Industry Co., Ltd.	4,000	4,305
Hokuriku Electric Power Co.	10,300	124,988
Hokushin Co., Ltd.*	800	1,978
Hokuto Corp.	1,400	29,636
Honda Motor Co., Ltd.	99,900	3,068,430
Honeys Co., Ltd.	1,080	16,621
Hoosiers Corp.	20	13,583
Horiba Ltd.	2,100	61,784
Hoshizaki Electric Co., Ltd.	2,500	72,687
Hosiden Corp.	3,000	16,761
Hosokawa Micron Corp.	2,000	11,071
House Foods Corp.	3,600	60,938
House of Rose Co., Ltd.	100	1,612
Howa Machinery Ltd.	6,000	5,689
Hoya Corp.	29,800	654,882
Hulic Co., Ltd.*	12,400	74,997
Hurxley Corp.	300	2,307
Hyakugo Bank Ltd.	11,000	49,475
Hyakujushi Bank Ltd.	14,000	56,330
Ibiden Co., Ltd.	6,600	96,497
IBJ Leasing Co., Ltd.	1,700	42,304
Ichibanya Co., Ltd.	400	12,701
Ichiken Co., Ltd.	1,000	1,820
Ichikoh Industries Ltd.*	2,000	3,101
Ichinen Holdings Co., Ltd.	1,300	7,330
Ichiyoshi Securities Co., Ltd.	2,700	13,458
Icom, Inc.	600	14,516
Idec Corp.	1,400	12,163
Idemitsu Kosan Co., Ltd.	1,300	106,612
Ihara Chemical Industry Co., Ltd.	2,000	10,226
IHI Corp.	76,000	169,452
Iida Home Max	1,300	12,127
Iino Kaiun Kaisha Ltd.	5,900	20,261
Ikegami Tsushinki Co., Ltd.*	3,000	1,845
Ikyu Corp.	10	4,664
Imasen Electric Industrial Co., Ltd.	800	10,190
Impress Holdings, Inc.	1,000	1,525
Inaba Denki Sangyo Co., Ltd.	1,400	40,149
Inaba Seisakusho Co., Ltd.	600	7,619
Inabata & Co., Ltd.	3,200	20,748
Inageya Co., Ltd.	1,000	12,404
INES Corp.	1,600	9,841
I-Net Corp.	500	3,806
Information Services International-Dentsu Ltd.	700	7,158
INPEX Corp.	163	972,277
Intage, Inc.	300	6,401
Internet Initiative Japan, Inc.	2,000	54,562
Inui Steamship Co., Ltd.*	1,400	3,480
I'rom Holdings Co., Ltd.*	30	803
Iseki & Co., Ltd.	13,000	31,650
Isetan Mitsukoshi Holdings Ltd.	25,700	268,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Ishihara Sangyo Kaisha Ltd.*	21,000	$16,146
Ishii Iron Works Co., Ltd.	1,000	1,640
Ishikawa Seisakusho Ltd.*	2,000	1,717
Ishizuka Glass Co., Ltd.	1,000	1,768
Isuzu Motors Ltd.	80,000	386,468
IT Holdings Corp.	4,000	51,973
ITC Networks Corp.	1,000	7,560
Itfor, Inc.	1,300	4,748
Ito En Ltd.	3,000	59,931
ITOCHU Corp.	95,900	972,026
Itochu Enex, Co., Ltd.	2,700	14,427
ITOCHU Techno-Solutions Corp.	1,200	62,430
Itochu-Shokuhin Co., Ltd.	300	11,187
Itoham Foods, Inc.	7,000	30,677
Itoki Corp.	2,600	15,625
Iwai Cosmo Holdings, Inc.	1,100	4,045
Iwaki & Co., Ltd.	1,000	2,191
Iwasaki Electric Co., Ltd.*	4,000	6,048
Iwatani Corp.	13,000	47,309
Iwatsu Electric Co., Ltd.*	5,000	3,652
Iyo Bank Ltd.	10,000	81,497
Izumi Co., Ltd.	3,300	71,210
Izumiya Co., Ltd.	4,000	20,349
Izutsuya Co., Ltd.*	6,000	3,690
J. Front Retailing Co., Ltd.	24,000	134,700
Jaccs Co., Ltd.	8,000	30,548
Jafco Co., Ltd.	1,600	31,102
Jalux, Inc.	300	3,329
Janome Sewing Machine Co., Ltd.*	12,000	8,611
Japan Airport Terminal Co., Ltd.	3,900	46,376
Japan Asia Investment Co., Ltd.*	8,000	4,818
Japan Aviation Electronics Industry Ltd.	2,000	16,812
Japan Bridge Corp.*	450	1,511
Japan Carlit Co., Ltd.	1,000	5,062
Japan Cash Machine Co., Ltd.	1,100	10,191
Japan Digital Laboratory Co., Ltd.	1,000	10,917
Japan Drilling Co., Ltd.	300	8,438
Japan Electronic Materials Corp.	500	2,447
Japan Foods Co., Ltd.	100	1,149
Japan Foundation Engineering Co., Ltd.	1,700	5,337
Japan Medical Dynamic Marketing, Inc.	1,000	3,114
Japan Oil Transportation Co., Ltd.	1,000	2,371
Japan Petroleum Exploration Co.	1,700	68,183
Japan Pulp & Paper Co., Ltd.	6,000	20,220
Japan Radio Co., Ltd.*	3,000	7,381
Japan Securities Finance Co., Ltd.	5,000	22,937
Japan Steel Works Ltd.	16,000	89,185
Japan Tobacco, Inc.	354,064	10,625,550
Japan Transcity Corp.	2,000	7,278
Japan Vilene Co., Ltd.	1,000	4,446
Japan Wool Textile Co., Ltd.	4,000	29,933
Jastec Co., Ltd.	700	4,736
JBCC Holdings, Inc.	1,000	6,932
Jeans Mate Corp.*	300	1,615
Jeol Ltd.	4,000	8,970
JFE Holdings, Inc.	32,944	434,807
JGC Corp.	12,000	400,564
JK Holdings Co., Ltd.	1,100	6,498
JMS Co., Ltd.	1,000	3,306
Joban Kosan Co., Ltd.*	3,000	4,305
J-Oil Mills, Inc.	5,000	13,903
Joshin Denki Co., Ltd.	2,000	23,629
Joyo Bank Ltd.	40,000	195,797
JSP Corp.	800	11,748
JSR Corp.	10,000	164,018
JTEKT Corp.	10,500	83,015
Juki Corp.	7,000	8,880
Juroku Bank Ltd.	15,000	51,896
JVC Kenwood Corp.	5,800	20,810
JX Holdings, Inc.	142,500	779,696
K.R.S. Corp.	300	3,402
kabu.com Securities Co., Ltd.	4,900	14,253
Kadokawa Group Holdings, Inc.	1,100	32,546
Kaga Electronics Co., Ltd.	1,200	11,671
Kagome Co., Ltd.	4,900	112,454
Kagoshima Bank Ltd.	7,000	46,194
Kajima Corp.	55,000	150,115
Kakaku.com, Inc.	2,000	75,269
Kaken Pharmaceutical Co., Ltd.	5,000	74,705
Kamei Corp.	1,000	9,700
Kamigumi Co., Ltd.	11,000	91,056
Kanaden Corp.	1,000	6,253
Kanagawa Chuo Kotsu Co., Ltd.	1,000	6,151
Kanamoto Co., Ltd.	1,000	11,648
Kandenko Co., Ltd.	6,000	28,678
Kaneka Corp.	13,000	62,635
Kanematsu Corp.*	27,000	31,484
Kanematsu Electronics Ltd.	700	7,822
Kanematsu-NNK Corp.*	1,000	1,615
Kansai Electric Power Co., Inc.	50,600	395,515
Kansai Paint Co., Ltd.	12,000	133,009
Kansai Urban Banking Corp.	17,000	22,655
Kanto Denka Kogyo Co., Ltd.	2,000	3,203
Kanto Natural Gas Development Co., Ltd.	1,000	5,472
Kao Corp.	33,500	987,314
Kappa Create Holdings Co., Ltd.	900	20,563
Kasai Kogyo Co., Ltd.	1,000	4,152
Kasumi Co., Ltd.	2,500	16,626
Katakura Industries Co., Ltd.	1,400	13,042
Kato Sangyo Co., Ltd.	1,700	32,632
Kato Works Co., Ltd.	2,000	5,356
KAWADA Technologies, Inc.	200	2,955
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	9,124
Kawasaki Heavy Industries Ltd.	80,000	158,893
Kawasaki Kisen Kaisha Ltd.*	39,000	48,975
KDDI Corp.	18,200	1,413,275
Keihan Electric Railway Co., Ltd.	25,000	119,170
Keihanshin Building Co., Ltd.	1,400	6,369
Keihin Co., Ltd.	2,000	2,307
Keihin Corp.	2,500	29,568
Keikyu Corp.	28,000	264,070
Keio Corp.	32,000	241,517
Keisei Electric Railway Co., Ltd.	20,000	180,677
Keiyo Bank Ltd.	5,000	22,937
Keiyo Co., Ltd.	2,200	12,714
Kenedix, Inc.*	150	17,472
Kewpie Corp.	7,100	118,819
KEY Coffee, Inc.	1,200	23,496
Keyence Corp.	2,990	766,274
Kikkoman Corp.	9,000	123,052
Kimoto Co., Ltd.	1,100	5,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kimura Chemical Plants Co., Ltd.	1,100	$3,735
Kimura Unity Co., Ltd.	200	1,930
Kinden Corp.	5,000	31,522
King Jim Co., Ltd.	1,000	7,996
Kinki Nippon Tourist Co., Ltd.*	4,000	5,177
Kinki Sharyo Co., Ltd.	1,000	3,229
Kintetsu Corp.	112,000	439,159
Kintetsu World Express, Inc.	1,100	35,210
Kinugawa Rubber Industrial Co., Ltd.	3,000	15,800
Kirin Holdings Co., Ltd.	59,000	789,288
Kirindo Co., Ltd.	500	3,402
Kisoji Co., Ltd.	1,400	29,582
Kissei Pharmaceutical Co., Ltd.	2,600	46,410
Kitagawa Iron Works Co., Ltd.	5,000	8,265
Kita-Nippon Bank Ltd.	300	8,803
Kitano Construction Corp.	3,000	6,881
Kitazawa Sangyo Co., Ltd.	1,000	2,012
Kitz Corp.	5,100	21,893
Kiyo Holdings, Inc.	48,000	69,503
Koa Corp.	1,500	12,763
Koatsu Gas Kogyo Co., Ltd.	1,000	5,702
Kobayashi Pharmaceutical Co., Ltd.	1,300	69,381
Kobayashi Yoko Co., Ltd.	300	680
Kobe Steel Ltd.	154,000	122,348
Kohnan Shoji Co., Ltd.	1,100	12,996
Kohsoku Corp.	700	6,342
Koito Manufacturing Co., Ltd.	6,000	69,349
Kojima Co., Ltd.	1,500	4,075
Kokuyo Co., Ltd.	6,400	51,994
KOMAIHALTEC, Inc.	2,000	5,279
Komatsu Ltd.	170,090	3,349,927
Komatsu Seiren Co., Ltd.	2,000	9,739
Komatsu Wall Industry Co., Ltd.	400	5,208
Komeri Co., Ltd.	1,600	40,759
Komori Corp.	3,400	17,514
Konaka Co., Ltd.	1,400	12,845
Konami Corp.	5,000	113,596
Konica Minolta Holdings, Inc.	28,000	215,274
Konishi Co., Ltd.	1,000	15,390
Kosaido Co., Ltd.*	900	2,975
Kose Corp.	1,200	27,970
Kosei Securities Co., Ltd.	2,000	1,871
Kourakuen Corp.	700	10,656
Krosaki Harima Corp.	2,000	5,305
K’s Holdings Corp.	2,800	69,892
Kubota Corp.	58,000	587,135
Kumagai Gumi Co., Ltd.*	10,000	8,970
Kumiai Chemical Industry Co., Ltd.	2,000	10,149
Kura Corp.	600	8,688
Kurabo Industries Ltd.	12,000	19,682
Kuraray Co., Ltd.	17,800	202,314
Kuraudia Co., Ltd.	100	1,285
Kureha Corp.	8,000	31,881
Kurimoto Ltd.	6,000	20,682
Kurita Water Industries Ltd.	5,800	128,501
Kuroda Electric Co., Ltd.	1,600	19,498
KYB Co., Ltd.	7,000	24,936
Kyocera Corp.	10,100	874,885
Kyodo Printing Co., Ltd.	3,000	6,996
Kyodo Shiryo Co., Ltd.	4,000	4,767
Kyoei Sangyo Co., Ltd.	1,000	1,768
Kyoei Steel Ltd.	1,300	22,972
Kyoei Tanker Co., Ltd.*	1,000	2,037
Kyokuto Boeki Kaisha Ltd.*	1,000	1,627
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	19,245
Kyokuto Securities Co., Ltd.	1,600	11,604
Kyokuyo Co., Ltd.	5,000	11,084
KYORIN Holdings, Inc.	3,000	73,847
Kyoritsu Maintenance Co., Ltd.	500	11,058
Kyoritsu Printing Co., Ltd.	1,000	3,191
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,868
Kyoto Kimono Yuzen Co., Ltd.	700	8,656
Kyowa Electronics Instruments Co., Ltd.	1,000	3,178
Kyowa Exeo Corp.	4,900	57,891
Kyowa Hakko Kirin Co., Ltd.	15,000	181,253
Kyowa Leather Cloth Co., Ltd.	700	2,431
Kyudenko Corp.	2,000	9,867
Kyushu Electric Power Co., Inc.	23,000	189,800
Land Business Co., Ltd.	10	2,018
LAND Co., Ltd.*	1,300	167
Lawson, Inc.	3,400	261,404
LEC, Inc.	300	3,952
Leopalace21 Corp.*	7,300	21,982
Life Corp.	700	10,997
Lintec Corp.	2,600	47,376
Lion Corp.	12,000	69,964
LIXIL Group Corp.	16,940	404,181
Look, Inc.	2,000	13,198
M3, Inc.	33	62,710
Mabuchi Motor Co., Ltd.	1,800	82,342
Macnica, Inc.	500	10,418
Macromill, Inc.	1,400	17,635
Maeda Corp.	8,000	38,134
Maeda Road Construction Co., Ltd.	4,000	52,230
Maezawa Industries, Inc.	900	2,018
Maezawa Kasei Industries Co., Ltd.	900	10,160
Maezawa Kyuso Industries Co., Ltd.	400	5,643
Makino Milling Machine Co., Ltd.	6,000	27,063
Makita Corp.	7,200	279,549
Mandom Corp.	1,300	34,083
Marche Corp.	300	2,775
Mars Engineering Corp.	600	15,715
Marubeni Construction Material Lease Co., Ltd.	1,000	1,550
Marubeni Corp.	107,000	682,804
Marubun Corp.	900	3,852
Marudai Food Co., Ltd.	6,000	22,219
Maruei Department Store Co., Ltd.*	2,000	2,101
Maruetsu, Inc.	2,000	6,945
Maruha Nichiro Holdings, Inc.	27,000	43,593
Marui Group Co., Ltd.	13,500	95,662
Maruichi Steel Tube Ltd.	4,100	87,737
Maruka Machinery Co., Ltd.	400	4,849
Marusan Securities Co., Ltd.	3,900	11,594
Maruwa Co., Ltd.	300	9,560
Maruwn Corp.	600	1,422
Maruyama Manufacturing Co., Inc.	2,000	3,921
Maruzen CHI Holdings Co., Ltd.*	600	1,730
Maruzen Showa Unyu Co., Ltd.	4,000	13,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Matsuda Sangyo Co., Ltd.	800	$11,430
Matsui Construction Co., Ltd.	1,000	4,216
Matsui Securities Co., Ltd.	7,200	45,946
Matsumotokiyoshi Holdings Co., Ltd.	2,200	54,323
Matsuya Co., Ltd.*	2,200	24,610
Matsuya Foods Co., Ltd.	500	9,361
Max Co., Ltd.	2,000	23,526
Mazda Motor Corp.*	174,000	202,896
MEC Co., Ltd.	800	2,317
Medical System Network Co., Ltd.	400	2,993
Medipal Holdings Corp.	11,600	159,641
Megachips Corp.	1,100	24,413
Megane TOP Co., Ltd.	1,800	20,805
Megmilk Snow Brand Co., Ltd.	2,700	47,849
Meidensha Corp.	12,000	41,517
MEIJI Holdings Co., Ltd.	3,500	173,789
Meiji Shipping Co., Ltd.	1,100	4,088
Meiko Network Japan Co., Ltd.	900	9,353
Meitec Corp.	1,800	41,010
Meito Sangyo Co., Ltd.	600	8,157
Meito Transportation Co., Ltd.	400	3,086
Meiwa Corp.	900	4,117
Meiwa Estate Co., Ltd.	700	3,148
Melco Holdings, Inc.	600	11,671
Michinoku Bank Ltd.	6,000	12,148
Mie Bank Ltd.	5,000	11,468
Mikuni Coca-Cola Bottling Co., Ltd.	1,600	14,024
Milbon Co., Ltd.	600	20,136
Mimasu Semiconductor Industry Co., Ltd.	1,000	7,624
Minato Bank Ltd.	12,000	23,373
Minebea Co., Ltd.	19,000	64,031
Ministop Co., Ltd.	900	14,992
Miraca Holdings, Inc.	2,600	116,773
Mirait Holdings Corp.	3,600	29,062
Misawa Homes Co., Ltd.	1,600	24,254
MISUMI Group, Inc.	4,300	106,563
Mitachi Co., Ltd.	200	961
Mito Securities Co., Ltd.	3,000	5,497
Mitsuba Corp.	2,000	13,352
Mitsubishi Chemical Holdings Corp.	83,000	318,004
Mitsubishi Corp.	86,210	1,567,555
Mitsubishi Electric Corp.	120,000	885,700
Mitsubishi Estate Co., Ltd.	82,000	1,569,810
Mitsubishi Gas Chemical Co., Inc.	20,000	100,461
Mitsubishi Heavy Industries Ltd.	205,000	887,878
Mitsubishi Kakoki Kaisha Ltd.	3,000	4,882
Mitsubishi Logistics Corp.	8,000	95,233
Mitsubishi Materials Corp.	73,000	230,113
Mitsubishi Motors Corp.*	292,000	269,400
Mitsubishi Paper Mills Ltd.*	18,000	15,454
Mitsubishi Pencil Co., Ltd.	1,000	18,849
Mitsubishi Research Institute, Inc.	400	8,503
Mitsubishi Shokuhin Co., Ltd.	1,100	28,726
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	12,737
Mitsubishi Tanabe Pharma Corp.	14,000	212,942
Mitsubishi UFJ Financial Group, Inc.	884,400	4,147,750
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,930	123,523
Mitsuboshi Belting Co., Ltd.	3,000	17,529
Mitsui & Co., Ltd.	102,300	1,439,331
Mitsui Chemicals, Inc.	47,090	92,321
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	39,211
Mitsui Fudosan Co., Ltd.	53,000	1,061,494
Mitsui High-Tec, Inc.*	1,400	9,741
Mitsui Home Co., Ltd.	1,000	5,215
Mitsui Matsushima Co., Ltd.	8,000	11,276
Mitsui Mining & Smelting Co., Ltd.	31,000	65,941
Mitsui O.S.K. Lines Ltd.	55,000	128,268
Mitsui Sugar Co., Ltd.	5,000	16,658
Mitsui-Soko Co., Ltd.	5,000	17,043
Mitsumi Electric Co., Ltd.*	4,300	23,032
Mitsumura Printing Co., Ltd.	1,000	3,075
Mitsuuroko Holdings Co., Ltd.	1,900	14,535
Miura Co., Ltd.	2,000	48,437
Miyachi Corp.	600	3,990
Miyaji Engineering Group, Inc.*	4,000	6,458
Miyakoshi Holdings, Inc.*	300	1,038
Miyazaki Bank Ltd.	8,000	21,937
Miyoshi Oil & Fat Co., Ltd.	4,000	4,972
Mizuho Financial Group, Inc.	1,503,180	2,446,231
Mizuno Corp.	6,000	30,062
Mochida Pharmaceutical Co., Ltd.	5,000	61,891
Modec, Inc.	1,000	19,682
Monex Group, Inc.	70	11,499
MonotaRO Co., Ltd.	400	10,969
Mori Seiki Co., Ltd.	6,800	43,393
Morinaga & Co., Ltd.	13,000	29,985
Morinaga Milk Industry Co., Ltd.	11,000	37,494
Morita Holdings Corp.	2,000	15,249
Moritex Corp.*	200	525
Morozoff Ltd.	2,000	7,073
Mory Industries, Inc.	2,000	6,125
MOS Food Services, Inc.	1,600	31,656
Moshi Moshi Hotline, Inc.	1,600	23,414
Mr Max Corp.	1,200	4,828
MS&AD Insurance Group Holdings, Inc.	36,000	623,219
Murata Manufacturing Co., Ltd.	12,800	681,497
Musashi Seimitsu Industry Co., Ltd.	1,200	22,112
Musashino Bank Ltd.	1,900	58,480
Mutoh Holdings Co., Ltd.	1,000	2,345
Nabtesco Corp.	5,100	93,648
NAC Co., Ltd.	200	4,805
Nachi-Fujikoshi Corp.	12,000	34,751
Nagaileben Co., Ltd.	1,200	18,944
Nagano Bank Ltd.	4,000	7,893
Nagano Keiki Co., Ltd.	800	7,330
Nagase & Co., Ltd.	6,300	70,233
Nagatanien Co., Ltd.	1,000	10,110
Nagoya Railroad Co., Ltd.	37,000	100,987
Naigai Co., Ltd.*	3,000	1,730
Nakabayashi Co., Ltd.	2,000	4,690
Nakamuraya Co., Ltd.	3,000	15,876
Nakano Corp.	1,000	1,756
Nakayama Steel Works Ltd.*	6,000	3,075
Nakayamafuku Co., Ltd.	700	5,588
Nakayo Telecommunications, Inc.	1,000	3,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Namco Bandai Holdings, Inc.	11,000	$186,340
Nankai Electric Railway Co., Ltd.	23,000	104,331
Nanto Bank Ltd.	11,000	55,113
Natori Co., Ltd.	600	6,504
NEC Capital Solutions Ltd.	300	4,140
NEC Corp.*	176,000	279,651
NEC Fielding Ltd.	1,000	12,224
NEC Mobiling Ltd.	400	15,761
NEC Networks & System Integration Corp.	1,100	18,437
NET One Systems Co., Ltd.	6,000	75,577
Neturen Co., Ltd.	1,700	10,500
Nexon Co., Ltd.*	9,800	134,744
Nexyz Corp.*	50	1,224
NGK Insulators Ltd.	18,000	215,659
NGK Spark Plug Co., Ltd.	9,000	94,682
NHK Spring Co., Ltd.	9,000	77,268
Nice Holdings, Inc.	5,000	11,404
Nichia Steel Works Ltd.	1,000	2,409
Nichias Corp.	6,000	32,060
Nichiban Co., Ltd.	1,000	3,319
Nichicon Corp.	3,900	27,586
Nichiden Corp.	500	13,833
Nichiha Corp.	1,200	14,762
Nichii Gakkan Co.	2,200	21,171
Nichi-iko Pharmaceutical Co., Ltd.	1,400	32,973
Nichimo Co., Ltd.	1,000	2,050
Nichirei Corp.	15,000	82,073
Nichireki Co., Ltd.	1,000	5,151
Nidec Copal Corp.	900	7,231
Nidec Copal Electronics Corp.	1,200	6,489
Nidec Corp.	6,836	500,174
Nidec-Tosok Corp.	700	5,624
Nifco, Inc.	2,400	55,448
Nihon Chouzai Co., Ltd.	150	3,971
Nihon Dempa Kogyo Co., Ltd.	900	10,114
Nihon Eslead Corp.	500	4,152
Nihon Kohden Corp.	2,200	76,369
Nihon Nohyaku Co., Ltd.	2,000	9,687
Nihon Parkerizing Co., Ltd.	3,000	45,669
Nihon Tokushu Toryo Co., Ltd.	1,000	4,318
Nihon Trim Co., Ltd.	100	2,604
Nihon Unisys Ltd.	3,300	23,765
Nihon Yamamura Glass Co., Ltd.	5,000	11,981
Nikkato Corp.	400	2,501
Nikkiso Co., Ltd.	4,000	49,308
Nikko Co., Ltd.	1,000	3,908
Nikon Corp.	20,900	575,259
Nintendo Co., Ltd.	6,900	874,436
Nippo Corp.	3,000	34,790
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	13,634
Nippon Carbide Industries Co., Inc.	3,000	3,844
Nippon Carbon Co., Ltd.	6,000	10,994
Nippon Ceramic Co., Ltd.	800	10,077
Nippon Chemical Industrial Co., Ltd.	4,000	4,921
Nippon Chemi-Con Corp.*	7,000	11,750
Nippon Chemiphar Co., Ltd.	1,000	6,087
Nippon Chutetsukan KK	1,000	2,089
Nippon Coke & Engineering Co., Ltd.	10,000	12,686
Nippon Columbia Co., Ltd.*	10,000	2,819
Nippon Concrete Industries Co., Ltd.	1,000	3,114
Nippon Conveyor Co., Ltd.	3,000	2,691
Nippon Denko Co., Ltd.	5,000	12,750
Nippon Densetsu Kogyo Co., Ltd.	2,000	19,426
Nippon Denwa Shisetsu Co., Ltd.	2,000	6,356
Nippon Electric Glass Co., Ltd.	20,000	110,456
Nippon Express Co., Ltd.	41,000	155,510
Nippon Felt Co., Ltd.	700	3,597
Nippon Filcon Co., Ltd.	900	4,405
Nippon Fine Chemical Co., Ltd.	1,000	7,009
Nippon Flour Mills Co., Ltd.	8,000	35,674
Nippon Formula Feed Manufacturing Co., Ltd.	4,000	5,228
Nippon Gas Co., Ltd.	1,100	16,506
Nippon Hume Corp.	1,000	4,728
Nippon Kanzai Co., Ltd.	400	7,888
Nippon Kasei Chemical Co., Ltd.	2,000	2,512
Nippon Kayaku Co., Ltd.	9,000	96,643
Nippon Kinzoku Co., Ltd.*	3,000	4,152
Nippon Koei Co., Ltd.	4,000	14,300
Nippon Konpo Unyu Soko Co., Ltd.	3,000	38,865
Nippon Koshuha Steel Co., Ltd.	5,000	4,997
Nippon Kucho Service Co., Ltd.	300	2,768
Nippon Light Metal Co., Ltd. †	29,000	28,242
Nippon Meat Packers, Inc.	8,000	102,717
Nippon Metal Industry Co., Ltd.* †	9,000	5,305
Nippon Paint Co., Ltd.	11,000	92,606
Nippon Paper Group, Inc.	4,600	54,288
Nippon Parking Development Co., Ltd.	130	6,805
Nippon Pillar Packing Co., Ltd.	1,000	6,855
Nippon Piston Ring Co., Ltd.	4,000	6,663
Nippon Road Co., Ltd.	4,000	14,198
Nippon Seisen Co., Ltd.	1,000	4,126
Nippon Sharyo Ltd.	4,000	14,044
Nippon Sheet Glass Co., Ltd.	38,000	26,781
Nippon Shinyaku Co., Ltd.	3,000	38,211
Nippon Shokubai Co., Ltd.	8,000	89,493
Nippon Signal Co., Ltd.	2,800	17,294
Nippon Soda Co., Ltd.	7,000	30,228
Nippon Steel Corp.	514,340	1,054,516
Nippon Steel Trading Co., Ltd.	2,000	4,946
Nippon Suisan Kaisha Ltd.	16,000	34,444
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	19,567
Nippon Systemware Co., Ltd.	400	1,584
Nippon Telegraph & Telephone Corp.	54,010	2,574,541
Nippon Television Holdings, Inc.	9,500	139,749
Nippon Thompson Co., Ltd.	4,000	13,532
Nippon Valqua Industries Ltd.	5,000	13,775
Nippon Yakin Kogyo Co., Ltd.*	6,500	5,830
Nippon Yusen KK	86,000	152,076
Nippon Yusoki Co., Ltd.	1,000	2,845
Nipro Corp.	4,800	30,815
Nishimatsu Construction Co., Ltd.	18,000	27,678
Nishimatsuya Chain Co., Ltd.	2,600	21,689
Nishi-Nippon City Bank Ltd.	37,000	85,815
Nishi-Nippon Railroad Co., Ltd.	16,000	69,298
Nissan Chemical Industries Ltd.	9,200	102,916
Nissan Motor Co., Ltd.	151,020	1,286,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nissan Shatai Co., Ltd.	4,000	$44,798
Nissan Tokyo Sales Holdings Co., Ltd.*	1,000	4,434
Nissei Build Kogyo Co., Ltd.	4,000	7,483
Nissei Plastic Industrial Co., Ltd.	1,000	4,049
Nissen Holdings Co., Ltd.	2,400	9,995
Nissha Printing Co., Ltd.*	2,200	20,523
Nisshin Fudosan Co., Ltd.	700	4,090
Nisshin Oillio Group Ltd.	6,000	23,526
Nisshin Seifun Group, Inc.	10,500	129,165
Nisshin Steel Co., Ltd. †	45,000	48,437
Nisshinbo Holdings, Inc.	8,000	52,691
Nissin Corp.	4,000	10,559
Nissin Electric Co., Ltd.	2,000	11,866
Nissin Foods Holdings Co., Ltd.	6,700	262,711
Nissin Kogyo Co., Ltd.	2,500	32,740
Nissui Pharmaceutical Co., Ltd.	500	5,106
Nitori Holdings Co., Ltd.	2,500	232,253
Nitta Corp.	1,100	17,436
Nittetsu Mining Co., Ltd.	3,000	12,378
Nitto Boseki Co., Ltd.	10,000	33,701
Nitto Denko Corp.	10,520	501,466
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,844
Nitto Kogyo Corp.	1,800	27,793
Nitto Kohki Co., Ltd.	700	16,549
Nitto Seiko Co., Ltd.	1,000	2,717
Nitto Seimo Co., Ltd.	1,000	1,499
Nittoc Construction Co., Ltd.	750	2,326
NKSJ Holdings, Inc.	25,250	494,387
NOF Corp.	11,000	52,998
Nohmi Bosai Ltd.	1,000	6,522
NOK Corp.	5,000	80,023
Nomura Co., Ltd.	2,000	6,407
Nomura Holdings, Inc.	256,700	917,726
Nomura Real Estate Holdings, Inc.	5,100	89,662
Nomura Research Institute Ltd.	6,000	123,706
Noritake Co., Ltd.	6,000	15,069
Noritsu Koki Co., Ltd.	1,100	4,919
Noritz Corp.	2,300	40,554
NS Solutions Corp.	1,000	21,156
NS United Kaiun Kaisha Ltd.*	4,000	4,203
NSD Co., Ltd.	2,300	22,458
NSK Ltd.	25,000	145,118
NTN Corp.	23,000	46,271
NTT Data Corp.	67	210,255
NTT DoCoMo, Inc.	970	1,573,578
NTT Urban Development Corp.	62	50,369
Obara Group, Inc.	800	9,759
Obayashi Corp.	34,000	155,100
Obayashi Road Corp.	1,000	2,319
OBIC Business Consultants Ltd.	300	17,068
Obic Co., Ltd.	420	88,101
Odakyu Electric Railway Co., Ltd.	42,000	441,850
Oenon Holdings, Inc.	3,000	7,535
Ogaki Kyoritsu Bank Ltd.	16,000	57,816
Ohara, Inc.	400	3,296
Ohashi Technica, Inc.	600	4,229
OIE Sangyo Co., Ltd.	300	3,260
Oiles Corp.	1,300	27,069
Oita Bank Ltd.	7,000	22,963
OIZUMI Corp.	400	1,481
OJI Paper Co., Ltd.	46,000	140,287
Okabe Co., Ltd.	2,700	17,022
Okamoto Industries, Inc.	4,000	16,863
Okamura Corp.	4,000	30,856
Okasan Securities Group, Inc.	10,000	37,417
Okaya Electric Industries Co., Ltd.	600	2,391
OKI Electric Cable Co., Ltd.	1,000	1,576
Oki Electric Industry Co., Ltd.*	45,000	51,320
Okinawa Electric Power Co., Inc.	700	23,393
OKK Corp.*	4,000	4,562
OKUMA Corp.	8,000	47,258
Okumura Corp.	13,000	42,811
Okura Industrial Co., Ltd.	3,000	7,381
Okuwa Co., Ltd.	1,000	15,120
Olympic Corp.	800	8,170
Olympus Corp.*	12,700	247,360
Omron Corp.	11,900	228,729
Ono Pharmaceutical Co., Ltd.	6,600	406,369
ONO Sokki Co., Ltd.	1,000	4,600
Onoken Co., Ltd.	1,000	7,945
Onward Holdings Co., Ltd.	8,000	63,762
Optex Co., Ltd.	800	9,021
Oracle Corp. Japan	1,900	97,995
Organo Corp.	2,000	12,301
Orient Corp.*	35,500	54,587
Oriental Land Co., Ltd.	3,500	461,046
Origin Electric Co., Ltd.	1,000	3,614
ORIX Corp.	6,320	634,915
Osaka Gas Co., Ltd.	123,000	542,183
Osaka Securities Finance Co., Ltd.	1,400	2,799
Osaka Steel Co., Ltd.	800	13,111
OSAKA Titanium Technologies Co.	1,100	22,877
Osaki Electric Co., Ltd.	1,000	5,971
OSG Corp.	5,700	79,175
Otsuka Corp.	900	80,728
Otsuka Holdings Co., Ltd.	25,600	793,849
Oyo Corp.	1,200	14,454
P.S. Mitsubishi Construction Co., Ltd.	800	3,383
Pacific Industrial Co., Ltd.	2,000	11,174
Pacific Metals Co., Ltd.	9,000	30,677
Pack Corp.	900	16,722
Pal Co., Ltd.	350	19,980
Paltac Corp.	1,050	15,136
PanaHome Corp.	4,000	23,321
Panasonic Corp.	137,085	906,405
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	4,421
Panasonic Information Systems	200	4,803
Paramount Bed Holdings Co., Ltd.	900	29,581
Parco Co., Ltd.	500	5,356
Paris Miki Holdings, Inc.	1,500	8,842
Park24 Co., Ltd.	5,700	93,344
Pasco Corp.	1,000	3,075
Pasona Group, Inc.	10	6,535
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	2,783
Penta-Ocean Construction Co., Ltd.	17,000	41,171
PGM Holdings KK	30	22,988
PIA Corp.	300	3,825
Pigeon Corp.	800	36,597
Pilot Corp.	10	18,811
Piolax, Inc.	500	10,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Pioneer Corp.*	17,600	$43,075
Pixela Corp.*	500	935
Plenus Co., Ltd.	1,500	26,044
Pocket Card Co., Ltd.	1,100	4,666
Point, Inc.	1,030	37,153
Pola Orbis Holdings, Inc.	1,100	34,675
Poplar Co., Ltd.	300	1,987
Press Kogyo Co., Ltd.	5,000	19,990
Prima Meat Packers Ltd.	7,000	12,827
Pronexus, Inc.	1,300	7,896
Raito Kogyo Co., Ltd.	2,900	13,006
Rasa Corp.	500	2,313
Rasa Industries Ltd.*	4,000	3,639
Renaissance, Inc.	500	3,466
Renesas Electronics Corp.*	3,200	12,301
Rengo Co., Ltd.	10,000	46,002
Renown, Inc.*	2,500	3,652
Resona Holdings, Inc.	107,600	441,210
Resort Solution Co., Ltd.	1,000	2,063
Resorttrust, Inc.	1,900	35,448
Rheon Automatic Machinery Co., Ltd.	1,000	2,435
Rhythm Watch Co., Ltd.	6,000	12,071
Ricoh Co., Ltd.	38,000	320,887
Ricoh Leasing Co., Ltd.	800	19,528
Right On Co., Ltd.	900	7,704
Riken Corp.	4,000	14,710
Riken Keiki Co., Ltd.	1,000	6,535
Riken Technos Corp.	2,000	5,305
Ringer Hut Co., Ltd.	900	12,052
Rinnai Corp.	1,700	126,781
Riso Kagaku Corp.	900	15,823
Riso Kyoiku Co., Ltd.	130	10,062
Rock Field Co., Ltd.	600	11,402
Rohm Co., Ltd.	6,800	228,990
Rohto Pharmaceutical Co., Ltd.	5,000	75,538
Roland Corp.	1,100	7,626
Roland DG Corp.	500	5,914
Round One Corp.	3,300	15,900
Royal Holdings Co., Ltd.	1,800	22,535
Ryobi Ltd.	7,000	15,069
Ryoden Trading Co., Ltd.	1,000	5,907
Ryohin Keikaku Co., Ltd.	1,000	63,173
Ryosan Co., Ltd.	1,900	34,109
Ryoyo Electro Corp.	1,600	16,812
S Foods, Inc.	500	4,748
S.T. Corp.	600	6,889
Sagami Chain Co., Ltd.*	1,000	7,893
Saibu Gas Co., Ltd.	13,000	36,981
Saizeriya Co., Ltd.	1,600	24,070
Sakai Chemical Industry Co., Ltd.	4,000	11,738
Sakai Heavy Industries Ltd.	2,000	5,946
Sakai Moving Service Co., Ltd.	200	4,293
Sakai Ovex Co., Ltd.	3,000	4,267
Sakata INX Corp.	2,000	9,585
Sakata Seed Corp.	2,000	26,781
Sakurada Co., Ltd.*	11,000	1,550
Sala Corp.	1,000	7,073
San Holdings, Inc.	200	3,573
San-A Co., Ltd.	400	15,992
San-Ai Oil Co., Ltd.	2,000	9,149
Sanden Corp.	7,000	21,079
Sangetsu Co., Ltd.	2,100	57,855
San-In Godo Bank Ltd.	7,000	51,038
Sanix, Inc.*	1,800	5,651
Sanken Electric Co., Ltd.	7,000	22,066
Sanki Engineering Co., Ltd.	3,000	14,031
Sanko Metal Industrial Co., Ltd.	1,000	2,563
Sankyo Co., Ltd.	4,300	200,288
Sankyo Seiko Co., Ltd.	2,000	6,715
Sankyo-Tateyama Holdings, Inc.	17,000	30,062
Sankyu, Inc.	15,000	56,702
Sanoh Industrial Co., Ltd.	1,400	9,131
Sanrio Co., Ltd.	2,800	100,354
Sanritsu Corp.	300	1,995
Sanshin Electronics Co., Ltd.	1,500	11,283
Sansui Electric Co., Ltd.(b)*†	68,000	871
Santen Pharmaceutical Co., Ltd.	4,800	220,810
Sanwa Holdings Corp.	12,000	47,207
Sanyo Chemical Industries Ltd.	3,000	15,492
Sanyo Housing Nagoya Co., Ltd.	10	10,238
Sanyo Industries Ltd.	1,000	1,717
Sanyo Shokai Ltd.	6,000	18,760
Sanyo Special Steel Co., Ltd.	6,000	18,606
Sapporo Hokuyo Holdings, Inc.†	18,400	52,460
Sapporo Holdings Ltd.	19,000	53,075
Sasebo Heavy Industries Co., Ltd.	8,000	7,176
Sata Construction Co., Ltd.*	4,000	2,819
Sato Holdings Corp.	1,200	18,068
Sato Shoji Corp.	1,000	6,689
Satori Electric Co., Ltd.	900	4,971
Sawai Pharmaceutical Co., Ltd.	900	104,600
SAXA Holdings, Inc.	3,000	4,921
SBI Holdings, Inc.	11,260	72,575
Scroll Corp.	1,700	6,034
SCSK Corp.	2,232	39,297
Secom Co., Ltd.	12,800	667,555
Sega Sammy Holdings, Inc.	11,300	214,445
Seibu Electric Industry Co., Ltd.	1,000	4,562
Seika Corp.	4,000	11,840
Seikagaku Corp.	2,400	27,740
Seikitokyu Kogyo Co., Ltd.*	3,000	1,884
Seiko Epson Corp.	6,800	41,476
Seiko Holdings Corp.*	6,000	16,299
Seino Holdings Co., Ltd.	9,000	57,086
Seiren Co., Ltd.	3,200	22,224
Sekisui Chemical Co., Ltd.	23,000	185,379
Sekisui House Ltd.	40,000	397,232
Sekisui Jushi Corp.	1,000	10,443
Sekisui Plastics Co., Ltd.	2,000	4,921
Senko Co., Ltd.	4,000	17,376
Senshu Ikeda Holdings, Inc.	6,880	41,523
Senshukai Co., Ltd.	2,200	14,518
Seven & I Holdings Co., Ltd.	49,200	1,511,179
Seven Bank Ltd.	50,400	153,706
Sharp Corp.	51,000	126,128
Shibaura Mechatronics Corp.*	2,000	3,332
Shibusawa Warehouse Co., Ltd.	3,000	8,726
Shibuya Kogyo Co., Ltd.	700	7,956
Shiga Bank Ltd.	11,000	69,208
Shikibo Ltd.	7,000	8,252
Shikoku Bank Ltd.	8,000	20,810
Shikoku Chemicals Corp.	1,000	6,048
Shikoku Electric Power Co., Inc.	9,600	108,375
Shima Seiki Manufacturing Ltd.	1,600	23,065
Shimachu Co., Ltd.	2,300	48,039
Shimadzu Corp.	13,000	91,120
Shimamura Co., Ltd.	1,200	139,774
Shimano, Inc.	5,000	363,916
Shimizu Bank Ltd.	400	12,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Shimizu Corp.	33,000	$111,212
Shimojima Co., Ltd.	800	10,395
Shin Nippon Air Technologies Co., Ltd.	900	5,017
Shin Nippon Biomedical Laboratories Ltd.*	700	1,776
Shinagawa Refractories Co., Ltd.	3,000	6,612
Shindengen Electric Manufacturing Co., Ltd.	4,000	8,765
Shin-Etsu Chemical Co., Ltd.	22,500	1,265,697
Shin-Etsu Polymer Co., Ltd.	2,500	9,578
Shingakukai Co., Ltd.	600	2,276
Shinkawa Ltd.	900	3,990
Shin-Keisei Electric Railway Co., Ltd.	1,000	4,536
Shinko Electric Industries Co., Ltd.	3,100	19,584
Shinko Plantech Co., Ltd.	2,600	21,222
Shinko Shoji Co., Ltd.	1,100	9,895
Shinmaywa Industries Ltd.	5,000	25,564
Shinnihon Corp.	1,600	3,649
Shinsei Bank Ltd.	79,000	102,242
Shinsho Corp.	3,000	5,574
Shinwa Co., Ltd.	600	7,012
Shinyei Kaisha	1,000	1,333
Shionogi & Co., Ltd.	21,600	329,923
Ship Healthcare Holdings, Inc.	1,500	47,898
Shiroki Corp.	2,000	4,639
Shiseido Co., Ltd.	22,800	312,901
Shizuoka Bank Ltd.	38,000	389,057
Shizuoka Gas Co., Ltd.	3,000	21,989
Sho-Bond Holdings Co., Ltd.	1,200	41,902
Shobunsha Publications, Inc.	700	4,727
Shochiku Co., Ltd.	7,000	69,695
Shoko Co., Ltd.	4,000	6,048
Showa Corp.	2,600	22,955
Showa Denko KK	73,000	115,992
Showa Sangyo Co., Ltd.	5,000	17,107
Showa Shell Sekiyu KK	9,300	49,336
Shuei Yobiko Co., Ltd.	200	774
Siix Corp.	700	10,190
Simplex Holdings, Inc.	20	6,638
Sinanen Co., Ltd.	2,000	9,047
Sinfonia Technology Co., Ltd.	7,000	13,186
Sintokogio Ltd.	2,600	17,891
SK Japan Co., Ltd.	200	641
SKY Perfect JSAT Holdings, Inc.	90	40,537
SMC Corp.	36,400	5,867,658
SMK Corp.	3,000	8,265
SNT Corp.	1,200	4,951
Soda Nikka Co., Ltd.	1,000	4,318
Softbank Corp.	52,900	2,142,030
Softbank Technology Corp.	200	1,797
Softbrain Co., Ltd.*	20	2,107
Sogo Medical Co., Ltd.	200	7,214
Sohgo Security Services Co., Ltd.	4,700	65,947
Sojitz Corp.	68,700	88,912
Sony Corp.	75,100	884,379
Sony Financial Holdings, Inc.	10,000	171,451
Soshin Electric Co., Ltd.	600	2,414
Sotetsu Holdings, Inc.	19,000	63,788
SPK Corp.	200	3,414
Square Enix Holdings Co., Ltd.	4,000	61,046
SRA Holdings, Inc.	600	6,850
St. Marc Holdings Co., Ltd.	400	14,951
Stanley Electric Co., Ltd.	6,700	99,247
Star Micronics Co., Ltd.	2,300	22,104
Start Today Co., Ltd.	3,500	50,231
Starzen Co., Ltd.	4,000	11,994
Stella Chemifa Corp.	500	9,495
Studio Alice Co., Ltd.	500	7,996
Sugi Holdings Co., Ltd.	1,900	66,734
Sugimoto & Co., Ltd.	600	5,859
Sumco Corp.*	8,000	53,921
Sumida Corp.	700	3,328
Sumikin Bussan Corp.	5,000	12,430
Suminoe Textile Co., Ltd.	3,000	5,689
Sumiseki Holdings, Inc.*	3,800	3,311
Sumitomo Bakelite Co., Ltd.	12,000	41,825
Sumitomo Chemical Co., Ltd.	78,000	198,898
Sumitomo Corp.	71,680	967,184
Sumitomo Densetsu Co., Ltd.	900	7,911
Sumitomo Electric Industries Ltd.	45,800	484,175
Sumitomo Forestry Co., Ltd.	9,500	84,482
Sumitomo Heavy Industries Ltd.	29,000	99,218
Sumitomo Light Metal Industries Ltd.	21,000	18,298
Sumitomo Metal Mining Co., Ltd.	35,000	441,761
Sumitomo Mitsui Construction Co., Ltd.*	7,600	4,772
Sumitomo Mitsui Financial Group, Inc.	88,850	2,777,986
Sumitomo Mitsui Trust Holdings, Inc.	236,410	702,808
Sumitomo Osaka Cement Co., Ltd.	24,000	85,495
Sumitomo Pipe & Tube Co., Ltd.	800	6,591
Sumitomo Precision Products Co., Ltd.	2,000	8,252
Sumitomo Real Estate Sales Co., Ltd.	440	22,073
Sumitomo Realty & Development Co., Ltd.	28,000	743,414
Sumitomo Rubber Industries Ltd.	9,100	108,095
Sumitomo Seika Chemicals Co., Ltd.	2,000	7,150
Sumitomo Warehouse Co., Ltd.	9,000	41,402
Sun Frontier Fudousan Co., Ltd.	10	2,232
Sundrug Co., Ltd.	1,600	58,104
Sun-Wa Technos Corp.	600	4,967
Suruga Bank Ltd.	10,000	113,403
Suzuden Corp.	300	1,734
Suzuken Co., Ltd.	4,100	136,334
Suzuki Motor Corp.	26,200	508,624
SWCC Showa Holdings Co., Ltd.	15,000	11,725
SxL Corp.*	6,000	10,610
Sysmex Corp.	3,900	187,654
Systena Corp.	10	7,855
T Hasegawa Co., Ltd.	1,600	20,625
T&D Holdings, Inc.	44,100	477,505
T.RAD Co., Ltd.	4,000	8,816
Tac Co., Ltd.*	700	1,175
Tachibana Eletech Co., Ltd.	700	5,830
Tachi-S Co., Ltd.	1,600	27,186
Tact Home Co., Ltd.	10	12,045
Tadano Ltd.	5,000	37,865
Taihei Dengyo Kaisha Ltd.	1,000	6,791
Taihei Kogyo Co., Ltd.	2,000	7,688
Taiheiyo Cement Corp.	83,000	178,678
Taiheiyo Kouhatsu, Inc.	4,000	3,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Taiho Kogyo Co., Ltd.	800	$7,934
Taikisha Ltd.	2,100	44,077
Taiko Pharmaceutical Co., Ltd.	400	3,629
Taisei Corp.	58,000	166,479
Taisei Lamick Co., Ltd.	300	8,945
Taisho Pharmaceutical Holdings Co., Ltd.	2,700	220,387
Taiyo Holdings Co., Ltd.	900	25,049
Taiyo Nippon Sanso Corp.	13,000	68,465
Taiyo Yuden Co., Ltd.	4,700	39,628
Takachiho Koheki Co., Ltd.	500	5,606
Takada Kiko Co., Ltd.	1,000	2,012
Takamatsu Construction Group Co., Ltd.	1,000	18,016
Takano Co., Ltd.	400	2,025
Takaoka Electric Manufacturing Co., Ltd.†	4,000	6,740
Taka-Q Co., Ltd.	500	1,826
Takara Holdings, Inc.	11,000	81,330
Takara Leben Co., Ltd.	1,100	11,840
Takara Printing Co., Ltd.	700	5,149
Takara Standard Co., Ltd.	5,000	39,595
Takasago International Corp.	4,000	20,707
Takasago Thermal Engineering Co., Ltd.	3,900	31,584
Takashima & Co., Ltd.	2,000	6,868
Takashimaya Co., Ltd.	13,000	89,288
Takata Corp.	1,900	34,182
Take And Give Needs Co., Ltd.	60	5,113
Takeda Pharmaceutical Co., Ltd.	46,700	2,151,288
Takihyo Co., Ltd.	1,000	5,715
Takiron Co., Ltd.	3,000	11,110
Takuma Co., Ltd.	4,000	20,400
Tamron Co., Ltd.	1,200	36,750
Tamura Corp.	3,000	7,112
Tanaka Co., Ltd.	300	1,599
Tanseisha Co., Ltd.	1,000	3,242
TASAKI & Co., Ltd.*	200	710
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	17,914
Taya Co., Ltd.	200	1,755
Tayca Corp.	2,000	5,894
TBK Co., Ltd.	1,000	4,575
TDC Software Engineering, Inc.	200	2,027
TDK Corp.	5,700	212,253
Teac Corp.*	6,000	1,999
Tecmo Koei Holdings Co., Ltd.	2,400	19,682
Teijin Ltd.	44,000	107,688
Teikoku Electric Manufacturing Co., Ltd.	400	5,602
Teikoku Sen-I Co., Ltd.	1,000	7,842
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,306
Tekken Corp.	8,000	10,866
Temp Holdings Co., Ltd.	1,700	20,673
Ten Allied Co., Ltd.*	800	2,788
Tenma Corp.	1,100	11,361
Terumo Corp.	9,200	396,105
T-Gaia Corp.	2,000	19,349
THK Co., Ltd.	7,400	113,598
Tigers Polymer Corp.	600	2,237
Titan Kogyo KK	1,000	2,973
TKC Corp.	900	18,406
Toa Corp.	11,000	17,619
TOA Corp.	1,000	7,394
Toa Road Corp.	2,000	4,818
Toabo Corp.	4,000	2,665
Toagosei Co., Ltd.	13,000	48,975
Tobishima Corp.*	8,000	7,688
Tobu Railway Co., Ltd.	73,000	392,875
Tobu Store Co., Ltd.	1,000	3,319
TOC Co., Ltd.	4,700	25,174
Tocalo Co., Ltd.	600	9,203
Tochigi Bank Ltd.	6,000	22,142
Toda Corp.	14,000	42,158
Toda Kogyo Corp.	1,000	3,549
Toei Co., Ltd.	5,000	28,127
Toenec Corp.	1,000	5,574
Toho Bank Ltd.	10,000	34,341
Toho Co., Ltd.	8,200	150,782
TOHO Co., Ltd.	2,000	7,765
Toho Gas Co., Ltd.	35,000	232,765
Toho Holdings Co., Ltd.	3,700	75,764
Toho Real Estate Co., Ltd.	1,200	6,673
Toho Titanium Co., Ltd.	2,100	19,294
Toho Zinc Co., Ltd.	7,000	24,577
Tohoku Bank Ltd.	6,000	8,765
Tohoku Electric Power Co., Inc.	26,300	211,640
Tohpe Corp.*	1,000	935
Tohto Suisan Co., Ltd.	2,000	3,050
Tokai Carbon Co., Ltd.	12,000	36,597
TOKAI Holdings Corp.	2,000	8,790
Tokai Rika Co., Ltd.	2,900	40,765
Tokai Rubber Industries Ltd.	2,000	19,118
Tokai Senko KK	1,000	1,012
Tokai Tokyo Financial Holdings, Inc.	14,000	46,822
Token Corp.	520	22,055
Tokio Marine Holdings, Inc.	42,900	1,096,138
Toko, Inc.*	5,000	12,750
Tokushu Tokai Paper Co., Ltd.	8,000	20,400
Tokuyama Corp.	11,000	22,553
Tokyo Broadcasting System Holdings, Inc.	6,600	69,095
Tokyo Denpa Co., Ltd.*	300	2,034
Tokyo Dome Corp.*	9,000	29,408
Tokyo Electric Power Co., Inc.*	80,100	131,379
Tokyo Electron Ltd.	10,400	443,106
Tokyo Energy & Systems, Inc.	1,000	4,946
Tokyo Gas Co., Ltd.	146,000	804,459
Tokyo Individualized Educational Institute, Inc.	900	1,684
Tokyo Keiki, Inc.	4,000	6,509
Tokyo Kikai Seisakusho Ltd.*	3,000	1,653
Tokyo Ohka Kogyo Co., Ltd.	2,300	49,307
Tokyo Rakutenchi Co., Ltd.	2,000	7,509
Tokyo Rope Manufacturing Co., Ltd.	8,000	9,636
Tokyo Sangyo Co., Ltd.	1,000	3,229
Tokyo Seimitsu Co., Ltd.	2,300	31,918
Tokyo Steel Manufacturing Co., Ltd.	7,100	23,927
Tokyo Tatemono Co., Ltd.*	25,000	97,706
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	1,019
Tokyo Tekko Co., Ltd.	2,000	6,689
Tokyo Theatres Co., Inc.	4,000	5,228
Tokyo Tomin Bank Ltd.	2,300	21,544
Tokyotokeiba Co., Ltd.	8,000	11,686
Tokyu Community Corp.	300	10,967
Tokyu Construction Co., Ltd.	4,940	9,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyu Corp.	78,000	$372,809
Tokyu Land Corp.	21,000	112,481
Tokyu Livable, Inc.	1,300	17,208
Toli Corp.	3,000	6,689
Tomato Bank Ltd.	4,000	7,791
Tomen Devices Corp.	100	2,278
Tomen Electronics Corp.	500	6,176
Tomoe Corp.	1,800	6,228
Tomoe Engineering Co., Ltd.	400	7,053
Tomoegawa Co., Ltd.	2,000	3,844
Tomoku Co., Ltd.	4,000	10,917
TOMONY Holdings, Inc.	9,400	42,037
Tomy Co., Ltd.	3,700	20,624
Tonami Holdings Co., Ltd.	2,000	4,792
TonenGeneral Sekiyu KK	23,000	199,526
Top Culture Co., Ltd.	400	1,932
Topcon Corp.	2,800	15,069
Toppan Forms Co., Ltd.	2,600	25,154
Toppan Printing Co., Ltd.	32,000	185,751
Topre Corp.	2,500	21,175
Topy Industries Ltd.	10,000	20,118
Toray Industries, Inc.	95,000	562,404
Torigoe Co., Ltd.	1,200	9,564
Torii Pharmaceutical Co., Ltd.	800	17,437
Torishima Pump Manufacturing Co., Ltd.	1,500	10,706
Tose Co., Ltd.	300	1,941
Toshiba Corp.	255,000	816,889
Toshiba Machine Co., Ltd.	7,000	27,089
Toshiba Plant Systems & Services Corp.	2,000	26,653
Toshiba TEC Corp.	7,000	31,035
Tosho Printing Co., Ltd.	1,000	1,640
Tosoh Corp.	34,000	64,480
Totetsu Kogyo Co., Ltd.	1,000	12,724
TOTO Ltd.	18,000	132,394
Totoku Electric Co., Ltd.*	1,000	910
Tottori Bank Ltd.	3,000	6,189
Touei Housing Corp.	900	9,595
Toukei Computer Co., Ltd.	200	2,824
Tow Co., Ltd.	300	1,934
Towa Bank Ltd.	13,000	12,660
Towa Corp.	1,200	7,458
Towa Pharmaceutical Co., Ltd.	600	40,133
Toyo Construction Co., Ltd.	3,600	10,425
Toyo Corp.	1,600	17,427
Toyo Electric Manufacturing Co., Ltd.	2,000	6,228
Toyo Engineering Corp.	8,000	35,879
Toyo Ink SC Holdings Co., Ltd.	11,000	39,467
Toyo Kanetsu KK	6,000	12,301
Toyo Kohan Co., Ltd.	3,000	8,765
Toyo Logistics Co., Ltd.	1,000	2,371
Toyo Machinery & Metal Co., Ltd.	1,000	2,473
Toyo Securities Co., Ltd.	4,000	6,971
Toyo Seikan Kaisha Ltd.	7,600	81,317
Toyo Shutter Co., Ltd.	200	1,130
Toyo Sugar Refining Co., Ltd.	2,000	2,101
Toyo Suisan Kaisha Ltd.	5,000	125,064
Toyo Tanso Co., Ltd.	700	16,711
Toyo Tire & Rubber Co., Ltd.	10,000	25,115
Toyo Wharf & Warehouse Co., Ltd.	3,000	4,651
Toyobo Co., Ltd.	40,000	47,668
Toyoda Gosei Co., Ltd.	2,400	48,068
Toyota Boshoku Corp.	4,300	44,631
Toyota Industries Corp.	12,000	335,982
Toyota Motor Corp.	337,740	13,156,453
Toyota Tsusho Corp.	12,100	258,776
TPR Co., Ltd.	1,500	17,491
Transcosmos, Inc.	1,600	20,359
Trend Micro, Inc.	4,800	134,085
Trusco Nakayama Corp.	1,500	27,371
TS Tech Co., Ltd.	2,300	36,958
TSI Holdings Co., Ltd.	4,825	31,841
Tsubakimoto Chain Co.	6,000	34,751
Tsubakimoto Kogyo Co., Ltd.	1,000	3,011
Tsudakoma Corp.*	3,000	4,651
Tsugami Corp.	3,000	18,452
Tsukamoto Corp. Co., Ltd.*	2,000	3,255
Tsukishima Kikai Co., Ltd.	2,000	17,350
Tsukuba Bank Ltd.	5,400	18,890
Tsumura & Co.	2,700	84,833
Tsuruha Holdings, Inc.	1,100	82,317
Tsutsumi Jewelry Co., Ltd.	500	12,186
TV Asahi Corp.	3,000	44,746
Tv Tokyo Holdings Corp.	500	5,657
TYK Corp.	1,000	2,050
Ube Industries Ltd.	45,000	96,873
Uchida Yoko Co., Ltd.	2,000	5,689
Ueki Corp.	1,000	1,871
UKC Holdings Corp.	700	12,351
Ulvac, Inc.*	2,200	16,661
Unicafe, Inc.	300	1,530
Unicharm Corp.	7,200	413,326
Uniden Corp.	3,000	6,343
Union Tool Co.	800	12,752
Unipres Corp.	1,600	35,448
United Arrows Ltd.	1,100	29,403
Unitika Ltd.*	29,000	14,121
UNY Co., Ltd.	7,900	61,447
U-Shin Ltd.	1,400	6,907
Ushio, Inc.	6,300	75,723
USS Co., Ltd.	1,500	158,573
Utoc Corp.	900	2,514
Valor Co., Ltd.	2,400	39,856
Vital KSK Holdings, Inc.	2,300	23,312
Wacoal Holdings Corp.	6,000	72,271
Wacom Co., Ltd.	20	48,539
Wakachiku Construction Co., Ltd.*	7,000	6,458
Wakamoto Pharmaceutical Co., Ltd.*	1,000	2,704
Warabeya Nichiyo Co., Ltd.	700	12,136
Warehouse Co., Ltd.*	200	579
Watabe Wedding Corp.	300	2,553
WATAMI Co., Ltd.	1,400	31,771
Weathernews, Inc.	300	11,533
West Japan Railway Co.	11,100	474,353
Wood One Co., Ltd.	2,000	6,151
Xebio Co., Ltd.	1,400	29,116
Y.A.C. Co., Ltd.	500	3,043
Yachiyo Bank Ltd.	600	11,625
Yahagi Construction Co., Ltd.	1,700	6,884
Yahoo! Japan Corp.	908	345,910
Yaizu Suisankagaku Industry Co., Ltd.	600	5,774
Yakult Honsha Co., Ltd.	6,700	317,658
YAMABIKO Corp.	500	6,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Yamada Denki Co., Ltd.	6,070	$266,399
Yamagata Bank Ltd.	7,000	32,650
Yamaguchi Financial Group, Inc.	11,000	89,083
Yamaha Corp.	7,600	70,507
Yamaha Motor Co., Ltd.	17,100	149,439
Yamaichi Electronics Co., Ltd.*	1,200	1,937
Yamanashi Chuo Bank Ltd.	7,000	29,780
Yamashita Medical Instruments Co., Ltd.	100	1,272
Yamatane Corp.	6,000	7,996
Yamato Corp.	1,000	3,972
Yamato Holdings Co., Ltd.	25,600	405,454
Yamato International, Inc.	700	3,274
Yamato Kogyo Co., Ltd.	3,000	88,532
Yamaura Corp.	500	1,576
Yamaya Corp.	110	1,655
Yamazaki Baking Co., Ltd.	9,000	120,515
Yamazawa Co., Ltd.	300	5,697
Yamazen Corp.	4,700	30,053
Yaoko Co., Ltd.	500	19,253
Yaskawa Electric Corp.	13,000	87,122
Yasuda Warehouse Co., Ltd.	1,000	6,855
Yellow Hat Ltd.	1,100	15,237
Yodogawa Steel Works Ltd.	9,000	30,331
Yokogawa Bridge Holdings Corp.	2,000	14,608
Yokogawa Electric Corp.	12,400	143,321
Yokohama Reito Co., Ltd.	2,600	19,090
Yokohama Rubber Co., Ltd.	14,000	103,332
Yokowo Co., Ltd.	1,000	5,446
Yomeishu Seizo Co., Ltd.	1,000	9,508
Yomiuri Land Co., Ltd.	2,000	6,663
Yondenko Corp.	1,000	3,819
Yonekyu Corp.	1,000	8,624
Yorozu Corp.	700	10,952
Yoshinoya Holdings Co., Ltd.	30	38,557
Yuasa Trading Co., Ltd.	12,000	20,912
Yuken Kogyo Co., Ltd.	2,000	3,588
Yurtec Corp.	2,000	6,612
Yusen Logistics Co., Ltd.	900	8,200
Yushin Precision Equipment Co., Ltd.	600	10,664
Yushiro Chemical Industry Co., Ltd.	600	6,020
Zappallas, Inc.	10	8,906
Zenrin Co., Ltd.	1,700	22,699
Zensho Holdings Co., Ltd.	4,600	58,649
Zeon Corp.	12,000	83,496
ZERIA Pharmaceutical Co., Ltd.	1,000	18,209
Zuken, Inc.	800	5,505

		188,109,247

Luxembourg (0.1%)
ArcelorMittal S.A.	114,706	1,645,017

Malaysia (0.8%)
Genting Bhd	1,608,900	4,584,825
Sime Darby Bhd	1,491,300	4,781,528

		9,366,353

Mexico (0.0%)
Fresnillo plc	11,681	349,522

Netherlands (3.1%)
ASML Holding N.V.	51,969	2,777,495
Heineken N.V.	4,824	287,575
ING Groep N.V. (CVA)*	478,358	3,779,876
Koninklijke Philips Electronics N.V.	114,391	2,668,752
Royal Dutch Shell plc (BATS Europe Exchange), Class A	191,694	6,626,446
Royal Dutch Shell plc (Euro Comp Exchange), Class A	234,385	8,107,146
Royal Dutch Shell plc, Class B	169,925	6,031,200
Unilever N.V. (CVA)	191,634	6,779,518

		37,058,008

New Zealand (0.0%)
Fletcher Building Ltd.	8,773	50,688
Telecom Corp. of New Zealand Ltd.	36,113	70,987

		121,675

Russia (0.0%)
Polymetal International plc	12,060	211,298

Singapore (0.8%)
DBS Group Holdings Ltd.	373,702	4,381,986
Singapore Telecommunications Ltd. (CDI)	16,408	42,720
United Overseas Bank Ltd.	308,049	4,932,499

		9,357,205

Spain (2.3%)
Banco Bilbao Vizcaya Argentaria S.A.	636,098	4,996,875
Banco Santander S.A.*	1,157,029	8,616,239
Iberdrola S.A.	474,282	2,150,232
Inditex S.A.	26,117	3,243,062
Repsol S.A.	94,213	1,826,922
Telefonica S.A.	492,540	6,566,737

		27,400,067

Sweden (2.1%)
Atlas Copco AB, Class A	420,258	9,807,811
Investor AB, Class B	243,703	5,364,671
Sandvik AB	394,537	5,354,551
Volvo AB, Class B	326,505	4,577,870

		25,104,903

Switzerland (5.1%)
ABB Ltd. (Registered)*	294,298	5,519,848
Cie Financiere Richemont S.A., Class A	109,246	6,551,275
Glencore International plc	224,447	1,243,521
Holcim Ltd. (Registered)*	83,051	5,289,479
Nestle S.A. (Registered)	127,380	8,031,509
Novartis AG (Registered)	84,986	5,200,366
Roche Holding AG	44,831	8,375,127
Syngenta AG (Registered)	19,745	7,379,444
UBS AG (Registered)*	376,770	4,586,939
Wolseley plc	18,285	780,093
Xstrata plc	470,201	7,270,112

		60,227,713

Taiwan (0.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	413,819	6,546,617

United Kingdom (15.3%)
Aberdeen Asset Management plc	54,586	274,221
Admiral Group plc	12,840	218,329
Aggreko plc	17,304	646,310
AMEC plc	21,699	401,553
Anglo American plc	236,740	6,946,168
Antofagasta plc	23,747	483,935
ARM Holdings plc	84,395	783,616
Associated British Foods plc	25,706	535,065
AstraZeneca plc	79,878	3,811,566

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Aviva plc	180,407	$928,441
Babcock International Group plc	22,573	337,900
BAE Systems plc	203,047	1,065,939
Barclays plc	751,611	2,607,638
BG Group plc	498,617	10,064,584
BHP Billiton plc	360,281	11,199,299
BP plc	1,201,674	8,470,122
British American Tobacco plc	345,103	17,718,473
British Land Co. plc (REIT)	57,094	481,260
British Sky Broadcasting Group plc	72,505	870,498
BT Group plc	484,564	1,805,167
Bunzl plc	19,773	354,097
Burberry Group plc	28,016	452,855
Capita plc	38,733	484,419
Capital Shopping Centres Group plc (REIT)	42,237	223,164
Carnival plc	11,959	440,879
Centrica plc	327,712	1,734,683
Compass Group plc	118,072	1,303,179
Croda International plc	8,333	326,311
Diageo plc	483,885	13,592,061
Eurasian Natural Resources Corp.	15,948	79,499
Evraz plc	23,133	92,118
G4S plc	89,649	384,641
GKN plc	102,196	354,476
GlaxoSmithKline plc	319,043	7,354,346
Hammerson plc (REIT)	47,541	346,229
Hargreaves Lansdown plc	13,216	134,129
HSBC Holdings plc	1,151,621	10,661,302
IMI plc	21,805	316,896
Imperial Tobacco Group plc	270,428	10,008,869
InterContinental Hotels Group plc	19,148	500,907
International Consolidated Airlines Group S.A.*	99,157	238,577
Intertek Group plc	10,648	471,126
ITV plc	232,238	331,516
J Sainsbury plc	102,775	576,715
Johnson Matthey plc	13,911	542,044
Kazakhmys plc	14,273	159,608
Kingfisher plc	149,209	636,571
Land Securities Group plc (REIT)	50,301	618,536
Legal & General Group plc	378,033	805,180
Lloyds Banking Group plc*	2,652,230	1,663,019
Marks & Spencer Group plc	99,681	574,323
Meggitt plc	48,950	312,147
National Grid plc	223,986	2,470,360
Next plc	10,716	596,995
Old Mutual plc	311,177	853,728
Pearson plc	202,335	3,953,440
Pennon Group plc	23,384	272,819
Petrofac Ltd.	16,923	435,870
Prudential plc	161,666	2,092,382
Randgold Resources Ltd.	6,127	753,419
Reckitt Benckiser Group plc	42,419	2,441,961
Reed Elsevier plc	78,413	749,598
Resolution Ltd.	86,348	302,713
Rexam plc	59,110	415,116
Rio Tinto plc	80,444	3,747,643
Rolls-Royce Holdings plc*	533,967	7,268,767
Royal Bank of Scotland Group plc*	128,977	535,259
RSA Insurance Group plc	221,873	395,900
SABMiller plc	59,012	2,591,958
Sage Group plc	87,464	442,636
Schroders plc	9,409	230,640
Serco Group plc	32,308	302,592
Severn Trent plc	15,348	416,122
Smith & Nephew plc	56,050	618,633
Smiths Group plc	25,382	425,034
SSE plc	60,336	1,356,234
Standard Chartered plc	124,101	2,805,576
Standard Life plc	152,391	671,063
Tate & Lyle plc	29,658	318,719
Tesco plc	510,608	2,737,439
Tullow Oil plc	57,868	1,280,200
Unilever plc	79,246	2,881,804
United Utilities Group plc	43,699	505,246
Vedanta Resources plc	8,753	145,442
Vodafone Group plc	3,137,740	8,904,941
Weir Group plc	13,704	391,245
Whitbread plc	11,639	426,263
WM Morrison Supermarkets plc	155,655	716,855

		181,179,118

United States (0.8%)
Alacer Gold Corp. (CDI)*	6,830	49,664
Boart Longyear Ltd.	30,700	52,385
Freeport-McMoRan Copper & Gold, Inc.	205,030	8,115,088
News Corp. (CDI), Class B	16,374	406,275
ResMed, Inc. (CDI)	44,697	178,502
Sims Metal Management Ltd.	10,750	106,826

		8,908,740

Total Common Stocks (80.5%) (Cost $1,067,580,777)		950,602,147

Total Investments (80.5%) (Cost $1,067,580,777)		950,602,147
Other Assets Less Liabilities (19.5%)		230,660,644

Net Assets (100%)		$1,181,262,791

*	Non-income producing.

†	Securities (totaling $193,271 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $133,235 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	7.8%
Consumer Staples	12 .2
Energy	6 .7
Financials	16.0
Health Care	6.8
Industrials	10.9
Information Technology	4.1
Materials	9.7
Telecommunication Services	3.8
Utilities	2.5
Cash and Other	19.5

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,495,964	$—	$163,634	$3,813,614	$206,430	$(19,289)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,888	December-12	$95,572,715	$91,110,559	$(4,462,156)
FTSE 100 Index	619	December-12	58,795,333	57,104,931	(1,690,402)
SPI 200 Index	205	December-12	23,431,853	23,306,055	(125,798)
TOPIX Index	578	December-12	53,596,177	54,437,468	841,291

					$(5,437,065)

At September 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union Euro vs. U.S. Dollar, expiring 12/14/12 Midland Bank PLC		15,850	$20,368,043	$20,474,000	$(105,957)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
British Pound vs. U.S. Dollar, expiring 7/23/13 Deutsche Bank AG		480	$750,000	$774,689	$(24,689)

					$(130,646)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$92,729,754	$871	$92,730,625
Consumer Staples	—	143,578,784	—	143,578,784
Energy	3,841,036	75,933,388	—	79,774,424
Financials	10,956,421	177,487,026	52,460	188,495,907
Health Care	—	80,091,662	—	80,091,662
Industrials	—	128,703,728	6,740	128,710,468
Information Technology	6,546,617	41,389,159	—	47,935,776
Materials	12,500,074	102,037,536	133,200	114,670,810
Telecommunication Services	—	45,495,453	—	45,495,453
Utilities	—	29,118,238	—	29,118,238
Futures	841,291	—	—	841,291

Total Assets	$34,685,439	$916,564,728	$193,271	$951,443,438

Liabilities:
Forward Currency Contracts	$—	$(130,646)	$—	$(130,646)
Futures	(6,278,356)	—	—	(6,278,356)

Total Liabilities	$(6,278,356)	$(130,646)	$—	$(6,409,002)

Total	$28,407,083	$916,434,082	$193,271	$945,034,436

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Common Stocks-Consumer Discretionary	Common Stocks-Financials††
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(1,033)	(13,519)
Purchases	—	—
Sales	(123)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	2,027	65,979
Transfers out of Level 3	—	—

Balance as of 9/30/12	$871	$52,460

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(896)	$(13,519)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Investments in	Investments in
	Common Stocks-Industrials	Common Stocks-Materials
Balance as of 12/31/11	$63,376	$—
Total gains or losses (realized/unrealized) included in earnings	(49,917)	(45,838)
Purchases	—	—
Sales	(15,294)	(23,546)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	8,575	202,584
Transfers out of Level 3	—	—
Balance as of 9/30/12	$6,740	$133,200
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(1,835)	$(42,017)

††	Security held with $0 market value.

Investment security transactions for the nine months ended September, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$70,644,317
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$173,242,673

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,104,416
Aggregate gross unrealized depreciation	(192,458,904)

Net unrealized depreciation	$(118,354,488)

Federal income tax cost of investments	$1,068,956,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (2.0%)
Lear Corp.	111,000	$4,194,690
TRW Automotive Holdings Corp.*	71,000	3,103,410

		7,298,100

Automobiles (0.2%)
General Motors Co.*	31,700	721,175

Internet & Catalog Retail (0.1%)
Expedia, Inc.	6,600	381,744

Media (7.6%)
CBS Corp., Class B	141,200	5,129,796
Comcast Corp., Class A	323,500	11,571,595
DISH Network Corp., Class A	165,700	5,072,077
Time Warner Cable, Inc.	47,800	4,543,868
Time Warner, Inc.	32,500	1,473,225

		27,790,561

Multiline Retail (0.8%)
Macy’s, Inc.	81,600	3,069,792

Specialty Retail (1.7%)
AutoZone, Inc.*	4,600	1,700,482
Home Depot, Inc.	74,700	4,509,639

		6,210,121

Total Consumer Discretionary		45,471,493

Consumer Staples (3.1%)
Food & Staples Retailing (0.5%)
CVS Caremark Corp.	22,731	1,100,635
Walgreen Co.	20,000	728,800

		1,829,435

Food Products (2.1%)
Archer-Daniels-Midland Co.	41,400	1,125,252
ConAgra Foods, Inc.	113,200	3,123,188
Kraft Foods, Inc., Class A	84,500	3,494,075

		7,742,515

Household Products (0.5%)
Energizer Holdings, Inc.	23,800	1,775,718

Total Consumer Staples		11,347,668

Energy (17.2%)
Energy Equipment & Services (1.0%)
Ensco plc, Class A	10,600	578,336
Halliburton Co.	93,800	3,160,122

		3,738,458

Oil, Gas & Consumable Fuels (16.2%)
Apache Corp.	74,755	6,464,065
Chevron Corp.	154,700	18,031,832
ConocoPhillips	6,400	365,952
Denbury Resources, Inc.*	91,300	1,475,408
EOG Resources, Inc.	18,800	2,106,540
Exxon Mobil Corp.	152,500	13,946,125
Kinder Morgan, Inc.	39,200	1,392,384
Marathon Oil Corp.	18,300	541,131
Occidental Petroleum Corp.	109,335	9,409,370
Peabody Energy Corp.	15,200	338,808
Phillips 66	39,600	1,836,252
Southwestern Energy Co.*	16,100	559,958
Valero Energy Corp.	99,000	3,136,320

		59,604,145

Total Energy		63,342,603

Financials (27.3%)
Capital Markets (5.5%)
Goldman Sachs Group, Inc.	34,975	3,975,958
Invesco Ltd.	300,400	7,506,996
State Street Corp.	205,270	8,613,129

		20,096,083

Commercial Banks (7.3%)
Comerica, Inc.	11,500	357,075
Huntington Bancshares, Inc./Ohio	661,400	4,563,660
North American Financial Holdings, Inc., Class A(b)*§†	110,140	1,685,142
SunTrust Banks, Inc.	114,500	3,236,915
Wells Fargo & Co.	488,635	16,872,567

		26,715,359

Consumer Finance (0.5%)
American Express Co.	12,800	727,808
Capital One Financial Corp.	19,130	1,090,601

		1,818,409

Diversified Financial Services (5.3%)
Bank of America Corp.	545,032	4,812,633
Citigroup, Inc.	447,922	14,656,008

		19,468,641

Insurance (7.7%)
ACE Ltd.	64,300	4,861,080
Everest Reinsurance Group Ltd.	75,700	8,096,872
MetLife, Inc.	278,900	9,610,894
Prudential Financial, Inc.	109,438	5,965,465

		28,534,311

Real Estate Investment Trusts (REITs) (1.0%)
CBL & Associates Properties, Inc. (REIT)	53,400	1,139,556
Macerich Co. (REIT)	17,900	1,024,417
Post Properties, Inc. (REIT)	35,700	1,712,172

		3,876,145

Total Financials		100,508,948

Health Care (15.6%)
Biotechnology (0.6%)
Celgene Corp.*	30,860	2,357,704

Health Care Equipment & Supplies (0.9%)
Covidien plc	55,500	3,297,810

Health Care Providers & Services (6.2%)
Cigna Corp.	27,700	1,306,609
Humana, Inc.	66,100	4,636,915
McKesson Corp.	33,980	2,923,299
UnitedHealth Group, Inc.	248,200	13,752,762

		22,619,585

Pharmaceuticals (7.9%)
Merck & Co., Inc.	324,780	14,647,578
Mylan, Inc.*	196,100	4,784,840
Pfizer, Inc.	127,095	3,158,311
Valeant Pharmaceuticals International, Inc.*	114,700	6,339,469

		28,930,198

Total Health Care		57,205,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Industrials (9.7%)
Aerospace & Defense (2.3%)
Honeywell International, Inc.	80,000	$4,780,000
United Technologies Corp.	45,357	3,550,999

		8,330,999

Commercial Services & Supplies (1.9%)
Tyco International Ltd.	123,110	6,926,169

Construction & Engineering (1.2%)
Fluor Corp.	75,600	4,254,768

Machinery (2.1%)
Deere & Co.	6,600	544,434
PACCAR, Inc.	161,500	6,464,037
Parker Hannifin Corp.	8,920	745,534

		7,754,005

Professional Services (0.6%)
Equifax, Inc.	50,100	2,333,658

Road & Rail (1.6%)
CSX Corp.	108,300	2,247,225
Norfolk Southern Corp.	22,800	1,450,764
Union Pacific Corp.	20,080	2,383,496

		6,081,485

Total Industrials		35,681,084

Information Technology (10.0%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	354,585	6,769,028

Computers & Peripherals (1.7%)
Apple, Inc.	4,960	3,309,610
Hewlett-Packard Co.	164,200	2,801,252

		6,110,862

Internet Software & Services (1.2%)
Google, Inc., Class A*	6,000	4,527,000

Semiconductors & Semiconductor Equipment (1.5%)
Broadcom Corp., Class A*	62,300	2,154,334
KLA-Tencor Corp.	46,300	2,208,741
Lam Research Corp.*	40,800	1,296,828

		5,659,903

Software (3.8%)
Citrix Systems, Inc.*	9,100	696,787
Microsoft Corp.	187,600	5,586,728
Oracle Corp.	241,200	7,595,388

		13,878,903

Total Information Technology		36,945,696

Materials (1.4%)
Chemicals (0.7%)
E.I. du Pont de Nemours & Co.	48,200	2,423,014

Metals & Mining (0.7%)
Alcoa, Inc.	122,300	1,082,355
Freeport-McMoRan Copper & Gold, Inc.	36,700	1,452,586

		2,534,941

Total Materials		4,957,955

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
Verizon Communications, Inc.	22,900	1,043,553

Total Telecommunication Services		1,043,553

Utilities (3.0%)
Electric Utilities (2.4%)
NextEra Energy, Inc.	56,800	3,994,744
NV Energy, Inc.	111,900	2,015,319
OGE Energy Corp.	50,800	2,817,368

		8,827,431

Multi-Utilities (0.6%)
PG&E Corp.	54,500	2,325,515

Total Utilities		11,152,946

Total Common Stocks (100.0%) (Cost $328,570,622)		367,657,243

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
Government Security (0.3%)
Federal Farm Credit Bank
0.01%, 10/1/12(o)(p)	$1,257,000	1,257,000

Total Short-Term Investments (0.3%) (Cost $1,257,000)		1,257,000

Total Investments (100.3%) (Cost $329,827,622)		368,914,243
Other Assets Less Liabilities (-0.3%)		(1,165,527)

Net Assets (100%)		$367,748,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

*	Non-income producing.

†	Securities (totaling $1,685,142 or 0.5% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $1,685,142 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2012.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,471,493	$—	$—	$45,471,493
Consumer Staples	11,347,668	—	—	11,347,668
Energy	63,342,603	—	—	63,342,603
Financials	98,823,806	—	1,685,142	100,508,948
Health Care	57,205,297	—	—	57,205,297
Industrials	35,681,084	—	—	35,681,084
Information Technology	36,945,696	—	—	36,945,696
Materials	4,957,955	—	—	4,957,955
Telecommunication Services	1,043,553	—	—	1,043,553
Utilities	11,152,946	—	—	11,152,946
Short-Term Investments	—	1,257,000	—	1,257,000

Total Assets	$365,972,101	$1,257,000	$1,685,142	$368,914,243

Total Liabilities	$—	$—	$—	$—

Total	$365,972,101	$1,257,000	$1,685,142	$368,914,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Financials
Balance as of 12/31/11	$1,927,450
Total gains or losses (realized/unrealized) included in earnings	(242,308)
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/12	$1,685,142

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(242,308)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$386,342,965
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$408,153,580

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,436,820
Aggregate gross unrealized depreciation	(10,321,965)

Net unrealized appreciation	$34,114,855

Federal income tax cost of investments	$334,799,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (1.0%)
BorgWarner, Inc.*	1,961	$135,525
Goodyear Tire & Rubber Co.*	4,194	51,125
Johnson Controls, Inc.	203,891	5,586,613

		5,773,263

Automobiles (0.2%)
Ford Motor Co.	65,366	644,509
Harley-Davidson, Inc.	3,906	165,497

		810,006

Distributors (0.0%)
Genuine Parts Co.	2,658	162,218

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,729	50,228
H&R Block, Inc.	4,646	80,515

		130,743

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	7,664	279,276
Chipotle Mexican Grill, Inc.*	543	172,424
Darden Restaurants, Inc.	2,198	122,539
International Game Technology	4,578	59,926
Marriott International, Inc., Class A	4,315	168,717
McDonald's Corp.	17,283	1,585,715
Starbucks Corp.	13,025	661,019
Starwood Hotels & Resorts Worldwide, Inc.	3,367	195,151
Wyndham Worldwide Corp.	2,437	127,894
Wynn Resorts Ltd.	1,361	157,114
Yum! Brands, Inc.	7,813	518,314

		4,048,089

Household Durables (0.1%)
D.R. Horton, Inc.	4,761	98,267
Harman International Industries, Inc.	1,151	53,130
Leggett & Platt, Inc.	2,410	60,371
Lennar Corp., Class A	2,790	97,008
Newell Rubbermaid, Inc.	4,950	94,496
PulteGroup, Inc.*	5,788	89,714
Whirlpool Corp.	1,329	110,187

		603,173

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	6,198	1,576,275
Expedia, Inc.	1,605	92,833
Netflix, Inc.*	952	51,827
priceline.com, Inc.*	853	527,777
TripAdvisor, Inc.*	1,878	61,843

		2,310,555

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,986	75,805
Mattel, Inc.	5,843	207,310

		283,115

Media (4.7%)
Cablevision Systems Corp.—New York Group, Class A	3,698	58,613
CBS Corp., Class B	10,201	370,602
Comcast Corp., Class A	45,860	1,640,412
DIRECTV*	10,760	564,470
Discovery Communications, Inc., Class A*	4,236	252,593
Gannett Co., Inc.	3,966	70,397
Interpublic Group of Cos., Inc.	7,492	83,311
McGraw-Hill Cos., Inc.	4,802	262,141
News Corp., Class A	34,892	855,901
Omnicom Group, Inc.	4,552	234,701
Scripps Networks Interactive, Inc., Class A	1,481	90,682
Time Warner Cable, Inc.	5,251	499,160
Time Warner, Inc.	279,813	12,683,923
Viacom, Inc., Class B	142,242	7,622,749
Walt Disney Co.	30,751	1,607,662
Washington Post Co., Class B	78	28,316

		26,925,633

Multiline Retail (0.3%)
Big Lots, Inc.*	1,021	30,201
Dollar Tree, Inc.*	3,947	190,541
Family Dollar Stores, Inc.	1,662	110,191
J.C. Penney Co., Inc.	2,441	59,292
Kohl's Corp.	3,698	189,412
Macy's, Inc.	6,899	259,540
Nordstrom, Inc.	2,618	144,461
Target Corp.	11,224	712,387

		1,696,025

Specialty Retail (0.8%)
Abercrombie & Fitch Co., Class A	1,415	47,997
AutoNation, Inc.*	662	28,909
AutoZone, Inc.*	642	237,328
Bed Bath & Beyond, Inc.*	3,979	250,677
Best Buy Co., Inc.	4,558	78,352
CarMax, Inc.*	3,914	110,766
GameStop Corp., Class A	2,115	44,415
Gap, Inc.	5,110	182,836
Home Depot, Inc.	25,835	1,559,659
Limited Brands, Inc.	4,088	201,375
Lowe’s Cos., Inc.	19,548	591,131
O’Reilly Automotive, Inc.*	2,038	170,418
Ross Stores, Inc.	3,838	247,935
Staples, Inc.	11,695	134,726
Tiffany & Co.	2,040	126,235
TJX Cos., Inc.	12,616	565,071
Urban Outfitters, Inc.*	1,871	70,275

		4,648,105

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	4,888	273,826
Fossil, Inc.*	938	79,448
NIKE, Inc., Class B	6,301	598,028
Ralph Lauren Corp.	1,047	158,338
VF Corp.	1,507	240,155

		1,349,795

Total Consumer Discretionary		48,740,720

Consumer Staples (4.8%)
Beverages (0.9%)
Beam, Inc.	2,714	156,164
Brown-Forman Corp., Class B	2,595	169,324
Coca-Cola Co.	66,354	2,516,807
Coca-Cola Enterprises, Inc.	4,744	148,345
Constellation Brands, Inc., Class A* .	2,523	81,619
Dr. Pepper Snapple Group, Inc.	3,609	160,709
Molson Coors Brewing Co., Class B	2,667	120,148
Monster Beverage Corp.*	2,631	142,495
PepsiCo, Inc.	26,672	1,887,577

		5,383,188

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	7,410	741,926
CVS Caremark Corp.	21,804	1,055,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kroger Co.	9,335	$219,746
Safeway, Inc.	4,105	66,050
Sysco Corp.	10,053	314,357
Walgreen Co.	14,689	535,267
Wal-Mart Stores, Inc.	28,805	2,125,809
Whole Foods Market, Inc.	2,943	286,648

		5,345,553

Food Products (1.3%)
Archer-Daniels-Midland Co.	145,138	3,944,851
Campbell Soup Co.	3,087	107,489
ConAgra Foods, Inc.	6,959	191,999
Dean Foods Co.*	3,168	51,797
General Mills, Inc.	11,111	442,773
H.J. Heinz Co.	5,488	307,054
Hershey Co.	2,599	184,243
Hormel Foods Corp.	2,298	67,193
J.M. Smucker Co.	1,876	161,955
Kellogg Co.	4,230	218,522
Kraft Foods, Inc., Class A	30,415	1,257,660
McCormick & Co., Inc. (Non-Voting)	2,273	141,017
Mead Johnson Nutrition Co.	3,492	255,894
Tyson Foods, Inc., Class A	4,962	79,491

		7,411,938

Household Products (0.8%)
Clorox Co.	2,221	160,023
Colgate-Palmolive Co.	7,639	819,054
Kimberly-Clark Corp.	6,768	580,559
Procter & Gamble Co.	47,204	3,274,069

		4,833,705

Personal Products (0.1%)
Avon Products, Inc.	7,405	118,110
Estee Lauder Cos., Inc., Class A	4,114	253,299

		371,409

Tobacco (0.8%)
Altria Group, Inc.	34,840	1,163,308
Lorillard, Inc.	2,239	260,732
Philip Morris International, Inc.	28,891	2,598,456
Reynolds American, Inc.	5,621	243,614

		4,266,110

Total Consumer Staples		27,611,903

Energy (8.2%)
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.	7,533	340,718
Cameron International Corp.*	4,221	236,671
Diamond Offshore Drilling, Inc.	1,191	78,380
Ensco plc, Class A	3,977	216,985
FMC Technologies, Inc.*	4,086	189,182
Halliburton Co.	15,900	535,671
Helmerich & Payne, Inc.	1,811	86,222
Nabors Industries Ltd.*	4,977	69,827
National Oilwell Varco, Inc.	7,308	585,444
Noble Corp.*	4,329	154,892
Rowan Cos., plc, Class A*	2,129	71,896
Schlumberger Ltd.	22,743	1,645,001

		4,210,889

Oil, Gas & Consumable Fuels (7.5%)
Alpha Natural Resources, Inc.*	3,776	24,808
Anadarko Petroleum Corp.	8,564	598,795
Apache Corp.	6,705	579,781
Cabot Oil & Gas Corp.	3,599	161,595
Chesapeake Energy Corp.	8,895	167,849
Chevron Corp.	33,628	3,919,680
ConocoPhillips	20,815	1,190,202
CONSOL Energy, Inc.	3,901	117,225
Denbury Resources, Inc.*	6,704	108,337
Devon Energy Corp.	6,447	390,044
Encana Corp.	126,000	2,761,920
EOG Resources, Inc.	4,628	518,567
EQT Corp.	2,564	151,276
Exxon Mobil Corp.	158,160	14,463,732
Hess Corp.	5,092	273,542
Kinder Morgan, Inc.	9,777	347,279
Marathon Oil Corp.	12,083	357,294
Marathon Petroleum Corp.	5,798	316,513
Murphy Oil Corp.	3,163	169,821
Newfield Exploration Co.*	2,313	72,443
Noble Energy, Inc.	3,048	282,580
Occidental Petroleum Corp.	83,934	7,223,360
Peabody Energy Corp.	4,599	102,512
Phillips 66	67,319	3,121,582
Pioneer Natural Resources Co.	2,109	220,180
QEP Resources, Inc.	3,047	96,468
Range Resources Corp.	2,785	194,588
Southwestern Energy Co.*	102,517	3,565,541
Spectra Energy Corp.	11,189	328,509
Sunoco, Inc.	1,795	84,060
Tesoro Corp.	2,396	100,392
Valero Energy Corp.	9,454	299,503
Williams Cos., Inc.	10,737	375,473
WPX Energy, Inc.*	3,411	56,588

		42,742,039

Total Energy		46,952,928

Financials (10.1%)
Capital Markets (0.7%)
Ameriprise Financial, Inc.	3,612	204,764
Bank of New York Mellon Corp.	20,246	457,964
BlackRock, Inc.	2,193	391,012
Charles Schwab Corp.	18,779	240,183
E*TRADE Financial Corp.*	4,401	38,773
Federated Investors, Inc., Class B	1,606	33,228
Franklin Resources, Inc.	2,368	296,166
Goldman Sachs Group, Inc.	7,723	877,951
Invesco Ltd.	7,630	190,674
Legg Mason, Inc.	2,060	50,841
Morgan Stanley	23,700	396,738
Northern Trust Corp.	3,751	174,103
State Street Corp.	8,211	344,533
T. Rowe Price Group, Inc.	4,350	275,355

		3,972,285

Commercial Banks (2.7%)
BB&T Corp.	144,570	4,793,941
Comerica, Inc.	3,316	102,962
Fifth Third Bancorp	15,749	244,267
First Horizon National Corp.	4,264	41,062
Huntington Bancshares, Inc./Ohio	14,712	101,513
KeyCorp	16,169	141,317
M&T Bank Corp.	2,063	196,315
PNC Financial Services Group, Inc.	9,073	572,506
Regions Financial Corp.	24,222	174,641
SunTrust Banks, Inc.	9,229	260,904
U.S. Bancorp	32,482	1,114,133
Wells Fargo & Co.	218,181	7,533,790
Zions Bancorp	3,156	65,187

		15,342,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Consumer Finance (1.3%)
American Express Co.	16,903	$961,105
Capital One Financial Corp.	104,207	5,940,841
Discover Financial Services	8,825	350,617
SLM Corp.	8,045	126,467

		7,379,030

Diversified Financial Services (3.2%)
Bank of America Corp.	184,700	1,630,901
Citigroup, Inc.	254,258	8,319,322
CME Group, Inc.	5,243	300,424
IntercontinentalExchange, Inc.*	1,248	166,496
JPMorgan Chase & Co.	184,355	7,462,690
Leucadia National Corp.	3,395	77,236
Moody's Corp.	3,315	146,424
NASDAQ OMX Group, Inc.	2,031	47,312
NYSE Euronext	4,216	103,924

		18,254,729

Insurance (1.4%)
ACE Ltd.	5,812	439,387
Aflac, Inc.	8,025	384,237
Allstate Corp.	8,311	329,199
American International Group, Inc.*	19,988	655,407
Aon plc	5,526	288,955
Assurant, Inc.	1,390	51,847
Berkshire Hathaway, Inc., Class B*	31,429	2,772,038
Chubb Corp.	4,556	347,532
Cincinnati Financial Corp.	2,507	94,990
Genworth Financial, Inc., Class A*	8,426	44,068
Hartford Financial Services Group, Inc.	7,469	145,197
Lincoln National Corp.	4,785	115,749
Loews Corp.	5,356	220,989
Marsh & McLennan Cos., Inc.	9,327	316,465
MetLife, Inc.	18,205	627,344
Principal Financial Group, Inc.	4,754	128,073
Progressive Corp.	9,605	199,208
Prudential Financial, Inc.	7,987	435,371
Torchmark Corp.	1,635	83,957
Travelers Cos., Inc.	6,604	450,789
Unum Group	4,801	92,275
XL Group plc	5,239	125,893

		8,348,970

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	6,772	483,453
Apartment Investment & Management Co. (REIT), Class A	2,494	64,819
AvalonBay Communities, Inc. (REIT)	1,661	225,880
Boston Properties, Inc. (REIT)	2,584	285,816
Equity Residential (REIT)	5,159	296,797
HCP, Inc. (REIT)	7,361	327,417
Health Care REIT, Inc. (REIT)	4,362	251,906
Host Hotels & Resorts, Inc. (REIT)	12,384	198,763
Kimco Realty Corp. (REIT)	6,975	141,383
Plum Creek Timber Co., Inc. (REIT)	2,768	121,349
Prologis, Inc. (REIT)	7,895	276,562
Public Storage (REIT)	2,470	343,750
Simon Property Group, Inc. (REIT)	5,199	789,260
Ventas, Inc. (REIT)	5,062	315,110
Vornado Realty Trust (REIT)	2,898	234,883
Weyerhaeuser Co. (REIT)	9,216	240,906

		4,598,054

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,175	95,272

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	8,146	64,842
People’s United Financial, Inc.	6,020	73,083

		137,925

Total Financials		58,128,803

Health Care (10.9%)
Biotechnology (0.6%)
Alexion Pharmaceuticals, Inc.*	3,309	378,549
Amgen, Inc.	13,210	1,113,867
Biogen Idec, Inc.*	4,051	604,531
Celgene Corp.*	7,394	564,902
Gilead Sciences, Inc.*	12,966	860,035

		3,521,884

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	99,179	5,976,527
Becton, Dickinson and Co.	3,420	268,675
Boston Scientific Corp.*	24,319	139,591
C.R. Bard, Inc.	1,336	139,812
CareFusion Corp.*	3,803	107,967
Covidien plc	94,023	5,586,847
DENTSPLY International, Inc.	2,430	92,680
Edwards Lifesciences Corp.*	1,983	212,915
Intuitive Surgical, Inc.*	684	339,011
Medtronic, Inc.	17,484	753,910
St. Jude Medical, Inc.	5,381	226,702
Stryker Corp.	4,955	275,795
Varian Medical Systems, Inc.*	1,897	114,427
Zimmer Holdings, Inc.	2,994	202,454

		14,437,313

Health Care Providers & Services (1.3%)
Aetna, Inc.	5,728	226,829
AmerisourceBergen Corp.	4,313	166,956
Cardinal Health, Inc.	5,846	227,818
Cigna Corp.	4,942	233,114
Coventry Health Care, Inc.	2,294	95,637
DaVita, Inc.*	1,459	151,167
Express Scripts Holding Co.*	13,895	870,800
Humana, Inc.	2,771	194,386
Laboratory Corp. of America Holdings*	1,644	152,021
McKesson Corp.	39,495	3,397,755
Patterson Cos., Inc.	1,456	49,853
Quest Diagnostics, Inc.	2,721	172,593
Tenet Healthcare Corp.*	7,142	44,780
UnitedHealth Group, Inc.	17,699	980,701
WellPoint, Inc.	5,573	323,290

		7,287,700

Health Care Technology (0.0%)
Cerner Corp.*	2,494	193,060

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	5,972	229,623
Life Technologies Corp.*	3,004	146,836
PerkinElmer, Inc.	1,955	57,614
Thermo Fisher Scientific, Inc.	6,265	368,570
Waters Corp.*	1,503	125,245

		927,888

Pharmaceuticals (6.3%)
Abbott Laboratories	26,896	1,843,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Allergan, Inc.	5,271	$482,718
Bristol-Myers Squibb Co.	28,776	971,190
Eli Lilly and Co.	17,501	829,722
Forest Laboratories, Inc.*	4,007	142,689
Hospira, Inc.*	2,830	92,881
Johnson & Johnson	136,451	9,402,839
Merck & Co., Inc.	52,197	2,354,085
Mylan, Inc.*	6,956	169,726
Novartis AG (ADR)	78,750	4,824,225
Perrigo Co.	1,506	174,952
Pfizer, Inc.	587,408	14,597,089
Watson Pharmaceuticals, Inc.*	2,188	186,330

		36,072,436

Total Health Care		62,440,281

Industrials (6.9%)
Aerospace & Defense (2.2%)
Boeing Co.	11,596	807,313
General Dynamics Corp.	5,683	375,760
Honeywell International, Inc.	141,240	8,439,090
L-3 Communications Holdings, Inc.	1,655	118,680
Lockheed Martin Corp.	4,615	430,949
Northrop Grumman Corp.	4,237	281,464
Precision Castparts Corp.	2,491	406,880
Raytheon Co.	5,690	325,240
Rockwell Collins, Inc.	2,436	130,667
Textron, Inc.	4,815	126,009
United Technologies Corp.	14,376	1,125,497

		12,567,549

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	2,767	162,008
Expeditors International of Washington, Inc.	3,608	131,187
FedEx Corp.	5,005	423,523
United Parcel Service, Inc., Class B	12,320	881,742

		1,598,460

Airlines (0.0%)
Southwest Airlines Co.	12,735	111,686

Building Products (0.0%)
Masco Corp.	6,120	92,106

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,739	55,335
Cintas Corp.	1,843	76,392
Iron Mountain, Inc.	2,589	88,311
Pitney Bowes, Inc.	3,439	47,527
R.R. Donnelley & Sons Co.	3,090	32,754
Republic Services, Inc.	5,133	141,209
Stericycle, Inc.*	1,468	132,883
Tyco International Ltd.	7,882	443,441
Waste Management, Inc.	7,468	239,574

		1,257,426

Construction & Engineering (0.1%)
Fluor Corp.	2,862	161,074
Jacobs Engineering Group, Inc.*	2,224	89,916
Quanta Services, Inc.*	3,653	90,229

		341,219

Electrical Equipment (0.2%)
Cooper Industries plc	2,740	205,664
Emerson Electric Co.	12,465	601,686
Rockwell Automation, Inc.	2,419	168,241
Roper Industries, Inc.	1,676	184,176

		1,159,767

Industrial Conglomerates (2.2%)
3M Co.	10,900	1,007,378
Danaher Corp.	10,011	552,107
General Electric Co.	488,262	11,088,430

		12,647,915

Machinery (1.3%)
Caterpillar, Inc.	11,196	963,304
Cummins, Inc.	37,835	3,488,765
Deere & Co.	6,713	553,755
Dover Corp.	3,133	186,382
Eaton Corp.	5,786	273,446
Flowserve Corp.	876	111,900
Illinois Tool Works, Inc.	7,392	439,602
Ingersoll-Rand plc	4,913	220,201
Joy Global, Inc.	1,815	101,749
PACCAR, Inc.	6,059	242,512
Pall Corp.	1,992	126,472
Parker Hannifin Corp.	2,561	214,048
Pentair Ltd. (Registered)	1,698	75,137
Snap-on, Inc.	997	71,655
Stanley Black & Decker, Inc.	2,882	219,753
Xylem, Inc.	3,181	80,002

		7,368,683

Professional Services (0.0%)
Dun & Bradstreet Corp.	769	61,228
Equifax, Inc.	2,054	95,675
Robert Half International, Inc.	2,430	64,711

		221,614

Road & Rail (0.3%)
CSX Corp.	17,824	369,848
Norfolk Southern Corp.	5,476	348,438
Ryder System, Inc.	876	34,216
Union Pacific Corp.	8,117	963,488

		1,715,990

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,619	198,571
W.W. Grainger, Inc.	1,027	213,996

		412,567

Total Industrials		39,494,982

Information Technology (12.1%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	439,063	8,381,713
F5 Networks, Inc.*	1,354	141,764
Harris Corp.	1,941	99,418
JDS Uniphase Corp.*	3,975	49,230
Juniper Networks, Inc.*	9,025	154,418
Motorola Solutions, Inc.	4,907	248,049
QUALCOMM, Inc.	29,193	1,824,270

		10,898,862

Computers & Peripherals (2.3%)
Apple, Inc.	16,066	10,720,199
Dell, Inc.	24,972	246,224
EMC Corp.*	35,969	980,874
Hewlett-Packard Co.	33,697	574,871
NetApp, Inc.*	6,227	204,744
SanDisk Corp.*	4,140	179,800
Seagate Technology plc	6,060	187,860
Western Digital Corp.	3,814	147,716

		13,242,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	2,759	$162,450
Corning, Inc.	25,519	335,575
FLIR Systems, Inc.	2,589	51,715
Jabil Circuit, Inc.	3,205	59,998
Molex, Inc.	2,360	62,021
TE Connectivity Ltd.	7,332	249,361

		921,120

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	3,039	116,272
eBay, Inc.*	19,877	962,246
Google, Inc., Class A*	4,540	3,425,430
VeriSign, Inc.*	2,680	130,489
Yahoo!, Inc.*	17,866	285,409

		4,919,846

IT Services (1.5%)
Accenture plc, Class A	10,880	761,926
Automatic Data Processing, Inc.	8,304	487,113
Cognizant Technology Solutions Corp., Class A*	5,117	357,781
Computer Sciences Corp.	2,662	85,743
Fidelity National Information Services, Inc.	4,292	133,996
Fiserv, Inc.*	2,325	172,120
International Business Machines Corp.	18,410	3,819,155
Mastercard, Inc., Class A	1,839	830,272
Paychex, Inc.	5,533	184,194
SAIC, Inc.	4,862	58,538
Teradata Corp.*	2,890	217,935
Total System Services, Inc.	2,772	65,696
Visa, Inc., Class A	8,958	1,202,880
Western Union Co.	10,324	188,103

		8,565,452

Office Electronics (0.0%)
Xerox Corp.	22,403	164,438

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	10,307	34,735
Altera Corp.	5,483	186,340
Analog Devices, Inc.	5,123	200,770
Applied Materials, Inc.	311,009	3,472,416
Broadcom Corp., Class A*	8,814	304,788
First Solar, Inc.*	1,023	22,654
Intel Corp.	85,744	1,944,674
KLA-Tencor Corp.	2,854	136,150
Lam Research Corp.*	3,124	99,296
Linear Technology Corp.	3,946	125,680
LSI Corp.*	9,556	66,032
Microchip Technology, Inc.	3,320	108,697
Micron Technology, Inc.*	17,439	104,373
NVIDIA Corp.*	10,617	141,631
Teradyne, Inc.*	3,215	45,717
Texas Instruments, Inc.	292,137	8,048,374
Xilinx, Inc.	4,493	150,111

		15,192,438

Software (2.7%)
Adobe Systems, Inc.*	8,428	273,573
Autodesk, Inc.*	3,889	129,776
BMC Software, Inc.*	2,514	104,306
CA, Inc.	5,868	151,189
Citrix Systems, Inc.*	3,204	245,330
Electronic Arts, Inc.*	5,457	69,249
Intuit, Inc.	4,731	278,561
Microsoft Corp.	392,811	11,697,912
Oracle Corp.	65,269	2,055,321
Red Hat, Inc.*	3,308	188,358
Salesforce.com, Inc.*	2,192	334,696
Symantec Corp.*	12,047	216,846

		15,745,117

Total Information Technology		69,649,561

Materials (3.3%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	3,628	300,036
Airgas, Inc.	1,188	97,772
CF Industries Holdings, Inc.	1,075	238,908
Dow Chemical Co.	20,534	594,665
E.I. du Pont de Nemours & Co.	15,945	801,555
Eastman Chemical Co.	2,621	149,423
Ecolab, Inc.	4,512	292,423
FMC Corp.	2,353	130,309
International Flavors & Fragrances, Inc.	1,396	83,174
LyondellBasell Industries N.V., Class A	5,814	300,351
Monsanto Co.	72,984	6,643,004
Mosaic Co.	4,740	273,071
PPG Industries, Inc.	2,617	300,536
Praxair, Inc.	5,110	530,827
Sherwin-Williams Co.	1,460	217,409
Sigma-Aldrich Corp.	2,070	148,978

		11,102,441

Construction Materials (0.0%)
Vulcan Materials Co.	2,218	104,911

Containers & Packaging (0.0%)
Ball Corp.	2,652	112,206
Bemis Co., Inc.	1,770	55,702
Owens-Illinois, Inc.*	2,829	53,072
Sealed Air Corp.	2,995	46,303

		267,283

Metals & Mining (1.3%)
Alcoa, Inc.	18,285	161,822
Allegheny Technologies, Inc.	1,837	58,600
Barrick Gold Corp.	135,350	5,652,216
Cliffs Natural Resources, Inc.	2,442	95,556
Freeport-McMoRan Copper & Gold, Inc.	16,269	643,927
Newmont Mining Corp.	8,503	476,253
Nucor Corp.	5,441	208,173
Titanium Metals Corp.	1,260	16,166
United States Steel Corp.	2,473	47,160

		7,359,873

Paper & Forest Products (0.1%)
International Paper Co.	7,495	272,218
MeadWestvaco Corp.	2,975	91,035

		363,253

Total Materials		19,197,761

Telecommunication Services (2.7%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	98,872	3,727,474
CenturyLink, Inc.	10,671	431,108
Frontier Communications Corp.	17,113	83,854
Verizon Communications, Inc.	48,825	2,224,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Windstream Corp.	10,077	$101,879

		6,569,270

Wireless Telecommunication Services (1.6%)
Crown Castle International Corp.*	5,022	321,910
MetroPCS Communications, Inc.*	5,456	63,890
Sprint Nextel Corp.*	51,422	283,849
Vodafone Group plc (ADR)	290,218	8,269,762

		8,939,411

Total Telecommunication Services		15,508,681

Utilities (1.3%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	8,310	365,141
Duke Energy Corp.	12,068	782,006
Edison International	5,584	255,133
Entergy Corp.	3,039	210,603
Exelon Corp.	14,629	520,500
FirstEnergy Corp.	7,168	316,109
NextEra Energy, Inc.	7,245	509,541
Northeast Utilities	5,378	205,601
Pepco Holdings, Inc.	3,923	74,145
Pinnacle West Capital Corp.	1,877	99,105
PPL Corp.	9,953	289,135
Southern Co.	14,993	691,027
Xcel Energy, Inc.	8,356	231,545

		4,549,591

Gas Utilities (0.0%)
AGL Resources, Inc.	2,014	82,393
ONEOK, Inc.	3,514	169,761

		252,154

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	10,641	116,732
NRG Energy, Inc.	3,905	83,528

		200,260

Multi-Utilities (0.5%)
Ameren Corp.	4,158	135,842
CenterPoint Energy, Inc.	7,325	156,022
CMS Energy Corp.	4,541	106,941
Consolidated Edison, Inc.	5,020	300,648
Dominion Resources, Inc.	9,826	520,188
DTE Energy Co.	2,944	176,463
Integrys Energy Group, Inc.	1,335	69,687
NiSource, Inc.	4,883	124,419
PG&E Corp.	7,309	311,875
Public Service Enterprise Group, Inc.	8,671	279,033
SCANA Corp.	2,250	108,608
Sempra Energy	3,852	248,415
TECO Energy, Inc.	3,489	61,895
Wisconsin Energy Corp.	3,949	148,759

		2,748,795

Total Utilities		7,750,800

Total Common Stocks (68.8%) (Cost $272,705,777)		395,476,420

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.0%)
iShares Morningstar Large Core Index Fund	86,747	7,099,374
iShares Morningstar Large Growth Index Fund	80,498	6,371,417
iShares Morningstar Large Value Index Fund	4,163	272,260
iShares NYSE 100 Index Fund	5,536	373,016
iShares Russell 1000 Growth Index Fund	93,897	6,262,930
iShares Russell 1000 Index Fund	74,502	5,919,929
iShares Russell 1000 Value Index Fund	9,125	658,643
iShares S&P 100 Index Fund	83,815	5,570,345
iShares S&P 500 Growth Index Fund	58,648	4,565,747
iShares S&P 500 Index Fund	121,755	17,581,422
iShares S&P 500 Value Index Fund	7,946	522,767
Vanguard Growth ETF	12,800	926,720
Vanguard Large-Cap ETF	13,200	867,108
Vanguard Value ETF	9,900	581,328

Total Investment Companies (10.0%) (Cost $37,709,265)		57,573,006

Total Investments (78.8%) (Cost $310,415,042)		453,049,426
Other Assets Less Liabilities (21.2%)		121,945,007

Net Assets (100%)		$574,994,433

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,644	December-12	$117,762,005	$117,891,240	$129,235

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$48,740,720	$—	$—	$48,740,720
Consumer Staples	27,611,903	—	—	27,611,903
Energy	46,952,928	—	—	46,952,928
Financials	58,128,803	—	—	58,128,803
Health Care	62,440,281	—	—	62,440,281
Industrials	39,494,982	—	—	39,494,982
Information Technology	69,649,561	—	—	69,649,561
Materials	19,197,761	—	—	19,197,761
Telecommunication Services	15,508,681	—	—	15,508,681
Utilities	7,750,800	—	—	7,750,800
Futures	129,235	—	—	129,235
Investment Companies
Exchange Traded Funds (ETFs)	57,573,006	—	—	57,573,006

Total Assets	$453,178,661	$—	$—	$453,178,661

Total Liabilities	$—	$—	$—	$—

Total	$453,178,661	$—	$—	$453,178,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary††	Investments in Preferred Stocks – Consumer Discretionary††
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	698	85
Purchases	—	—
Sales	(698)	(85)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—

††	Security received through corporate action with $0 market value.

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$91,086,841
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$201,286,932

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,359,027
Aggregate gross unrealized depreciation	(6,794,101)

Net unrealized appreciation	$138,564,926

Federal income tax cost of investments	$314,484,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Auto Components (0.3%)
Allison Transmission Holdings, Inc.	4,000	$80,480
BorgWarner, Inc.*	17,754	1,226,979
Delphi Automotive plc*	50,670	1,570,770
Gentex Corp.	22,186	377,384
Goodyear Tire & Rubber Co.*	37,708	459,660
Visteon Corp.*	500	22,230

		3,737,503

Automobiles (0.2%)
Harley-Davidson, Inc.	35,700	1,512,609
Tesla Motors, Inc.*	10,110	296,021
Thor Industries, Inc.	400	14,528

		1,823,158

Distributors (0.2%)
Genuine Parts Co.	24,100	1,470,823
LKQ Corp.*	45,454	840,899

		2,311,722

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	14,787	429,563
H&R Block, Inc.	26,540	459,938
ITT Educational Services, Inc.*	3,704	119,380
Weight Watchers International, Inc.	4,124	217,747

		1,226,628

Hotels, Restaurants & Leisure (3.4%)
Bally Technologies, Inc.*	6,600	325,974
Brinker International, Inc.	11,606	409,692
Chipotle Mexican Grill, Inc.*	4,973	1,579,126
Choice Hotels International, Inc.	323	10,333
Darden Restaurants, Inc.	19,903	1,109,592
Dunkin' Brands Group, Inc.	10,980	320,561
International Game Technology	22,806	298,531
Las Vegas Sands Corp.	61,388	2,846,562
Marriott International, Inc., Class A	36,144	1,413,230
McDonald's Corp.	157,048	14,409,154
Panera Bread Co., Class A*	4,358	744,739
Penn National Gaming, Inc.*	800	34,480
Starbucks Corp.	117,168	5,946,276
Starwood Hotels & Resorts Worldwide, Inc.	30,540	1,770,098
Wyndham Worldwide Corp.	22,500	1,180,800
Wynn Resorts Ltd.	12,300	1,419,912
Yum! Brands, Inc.	71,164	4,721,020

		38,540,080

Household Durables (0.1%)
D.R. Horton, Inc.	3,100	63,984
Garmin Ltd.	1,168	48,752
Jarden Corp.	2,800	147,952
NVR, Inc.*	700	591,150
Tempur-Pedic International, Inc.*	9,100	271,999
Tupperware Brands Corp.	8,600	460,874

		1,584,711

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	55,936	14,225,644
Expedia, Inc.	8,429	487,533
Groupon, Inc.*	6,590	31,368
HomeAway, Inc.*	4,319	101,281
Liberty Interactive Corp.*	12,800	236,800
Liberty Ventures*	840	41,698
Netflix, Inc.*	8,594	467,857
priceline.com, Inc.*	7,769	4,806,913
TripAdvisor, Inc.*	13,329	438,924

		20,838,018

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	16,049	612,590
Mattel, Inc.	40,695	1,443,859
Polaris Industries, Inc.	10,000	808,700

		2,865,149

Media (4.1%)
AMC Networks, Inc., Class A*	8,775	381,888
Cablevision Systems Corp.—New York Group, Class A	3,400	53,890
CBS Corp., Class B	17,000	617,610
Charter Communications, Inc., Class A*	7,500	563,025
Cinemark Holdings, Inc.	17,700	397,011
Clear Channel Outdoor Holdings, Inc., Class A*	3,800	22,724
Comcast Corp., Class A	197,400	7,060,998
DIRECTV*	101,165	5,307,116
Discovery Communications, Inc., Class A*	39,400	2,349,422
DISH Network Corp., Class A	24,600	753,006
Interpublic Group of Cos., Inc.	4,100	45,592
John Wiley & Sons, Inc., Class A	3,086	141,802
Lamar Advertising Co., Class A*	10,200	378,012
Liberty Global, Inc., Class A*	40,500	2,460,375
Liberty Media Corp.—Liberty Capital*	1,100	114,587
Madison Square Garden Co., Class A*	500	20,135
McGraw-Hill Cos., Inc.	43,182	2,357,305
Morningstar, Inc.	3,735	233,961
News Corp., Class A	111,300	2,730,189
Omnicom Group, Inc.	42,134	2,172,429
Pandora Media, Inc.*	15,683	171,729
Regal Entertainment Group, Class A	4,586	64,525
Scripps Networks Interactive, Inc., Class A	13,132	804,072
Sirius XM Radio, Inc.*	587,200	1,526,720
Time Warner Cable, Inc.	48,300	4,591,398
Viacom, Inc., Class B	81,500	4,367,585
Virgin Media, Inc.	42,900	1,262,976
Walt Disney Co.	101,600	5,311,648

		46,261,730

Multiline Retail (0.6%)
Big Lots, Inc.*	10,172	300,888
Dollar General Corp.*	28,500	1,468,890
Dollar Tree, Inc.*	35,832	1,729,790
Family Dollar Stores, Inc.	14,927	989,660
Kohl’s Corp.	2,534	129,791
Macy's, Inc.	8,600	323,532
Nordstrom, Inc.	24,243	1,337,729
Target Corp.	5,701	361,842

		6,642,122

Specialty Retail (3.7%)
Aaron’s, Inc.	8,925	248,204
Advance Auto Parts, Inc.	11,392	779,668
American Eagle Outfitters, Inc.	23,400	493,272
Ascena Retail Group, Inc.*	18,900	405,405
AutoNation, Inc.*	2,815	122,931
AutoZone, Inc.*	5,914	2,186,228
Bed Bath & Beyond, Inc.*	35,959	2,265,417
CarMax, Inc.*	6,396	181,007
Chico’s FAS, Inc.	18,092	327,646
Dick's Sporting Goods, Inc.	14,337	743,373
DSW, Inc., Class A	4,800	320,256
Foot Locker, Inc.	4,800	170,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Gap, Inc.	46,800	$1,674,504
GNC Holdings, Inc., Class A	10,600	413,082
Home Depot, Inc.	236,439	14,273,822
Limited Brands, Inc.	37,288	1,836,807
Lowe’s Cos., Inc.	24,200	731,808
O’Reilly Automotive, Inc.*	18,411	1,539,528
PetSmart, Inc.	16,715	1,153,001
Ross Stores, Inc.	34,962	2,258,545
Sally Beauty Holdings, Inc.*	22,400	562,016
Tiffany & Co.	16,436	1,017,060
TJX Cos., Inc.	114,446	5,126,036
Tractor Supply Co.	11,100	1,097,679
Ulta Salon Cosmetics & Fragrance, Inc.	9,700	934,159
Urban Outfitters, Inc.*	16,414	616,510
Williams-Sonoma, Inc.	7,679	337,646

		41,816,010

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.*	7,500	403,800
Coach, Inc.	44,406	2,487,624
Deckers Outdoor Corp.*	3,700	135,568
Fossil, Inc.*	8,500	719,950
Hanesbrands, Inc.*	15,067	480,336
Michael Kors Holdings Ltd.*	13,100	696,658
NIKE, Inc., Class B	55,933	5,308,601
PVH Corp.	10,064	943,198
Ralph Lauren Corp.	9,591	1,450,447
Under Armour, Inc., Class A*	12,000	669,960
VF Corp.	13,600	2,167,296

		15,463,438

Total Consumer Discretionary		183,110,269

Consumer Staples (12.6%)
Beverages (3.9%)
Brown-Forman Corp., Class B	20,236	1,320,399
Coca-Cola Co.	600,062	22,760,352
Coca-Cola Enterprises, Inc.	3,292	102,941
Dr. Pepper Snapple Group, Inc.	32,700	1,456,131
Monster Beverage Corp.*	22,286	1,207,010
PepsiCo, Inc.	241,616	17,099,164

		43,945,997

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	66,966	6,704,971
CVS Caremark Corp.	40,000	1,936,800
Fresh Market, Inc.*	4,200	251,916
Kroger Co.	86,600	2,038,564
Safeway, Inc.	5,100	82,059
Sysco Corp.	47,636	1,489,577
Wal-Mart Stores, Inc.	206,045	15,206,121
Whole Foods Market, Inc.	28,385	2,764,699

		30,474,707

Food Products (1.4%)
Campbell Soup Co.	21,195	738,010
Dean Foods Co.*	24,400	398,940
Flowers Foods, Inc.	17,267	348,448
General Mills, Inc.	78,240	3,117,864
Green Mountain Coffee Roasters, Inc.*	17,939	426,051
H.J. Heinz Co.	30,811	1,723,875
Hershey Co.	23,169	1,642,450
Hillshire Brands Co.	15,580	417,232
Hormel Foods Corp.	11,800	345,032
Ingredion, Inc.	2,500	137,900
Kellogg Co.	35,228	1,819,879
Kraft Foods, Inc., Class A	14,200	587,170
McCormick & Co., Inc. (Non-Voting)	20,488	1,271,076
Mead Johnson Nutrition Co.	31,478	2,306,708

		15,280,635

Household Products (1.3%)
Church & Dwight Co., Inc.	13,268	716,339
Clorox Co.	1,274	91,792
Colgate-Palmolive Co.	67,584	7,246,356
Kimberly-Clark Corp.	54,125	4,642,843
Procter & Gamble Co.	30,908	2,143,779

		14,841,109

Personal Products (0.4%)
Avon Products, Inc.	51,410	819,990
Estee Lauder Cos., Inc., Class A	35,574	2,190,291
Herbalife Ltd.	17,992	852,821
Nu Skin Enterprises, Inc., Class A	8,300	322,289

		4,185,391

Tobacco (2.9%)
Altria Group, Inc.	243,878	8,143,086
Lorillard, Inc.	20,200	2,352,290
Philip Morris International, Inc.	242,202	21,783,648
Reynolds American, Inc.	17,100	741,114

		33,020,138

Total Consumer Staples		141,747,977

Energy (4.0%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	2,717	123,488
Cameron International Corp.*	29,233	1,639,094
CARBO Ceramics, Inc.	3,000	188,760
Dresser-Rand Group, Inc.*	11,630	640,929
FMC Technologies, Inc.*	36,932	1,709,952
Halliburton Co.	45,400	1,529,526
Helmerich & Payne, Inc.	3,400	161,874
National Oilwell Varco, Inc.	15,000	1,201,650
Oceaneering International, Inc.	16,700	922,675
Oil States International, Inc.*	7,300	580,058
RPC, Inc.	8,200	97,498
Schlumberger Ltd.	206,527	14,938,098
SEACOR Holdings, Inc.*	1,500	125,040

		23,858,642

Oil, Gas & Consumable Fuels (1.9%)
Cabot Oil & Gas Corp.	32,400	1,454,760
Cheniere Energy, Inc.*	21,600	335,880
Cobalt International Energy, Inc.*	26,700	594,609
Concho Resources, Inc.*	16,100	1,525,475
Continental Resources, Inc.*	6,495	499,465
EOG Resources, Inc.	41,700	4,672,485
Golar LNG Ltd.	6,700	258,553
Kinder Morgan, Inc.	75,450	2,679,984
Kosmos Energy Ltd.*	10,900	124,151
Laredo Petroleum Holdings, Inc.*	2,850	62,643
Noble Energy, Inc.	6,100	565,531
Pioneer Natural Resources Co.	15,900	1,659,960
Range Resources Corp.	25,042	1,749,685
SM Energy Co.	8,262	447,057
Southwestern Energy Co.*	18,572	645,934
Sunoco, Inc.	14,000	655,620
Whiting Petroleum Corp.*	2,600	123,188
Williams Cos., Inc.	96,600	3,378,102
World Fuel Services Corp.	3,500	124,635

		21,557,717

Total Energy		45,416,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Financials (4.3%)
Capital Markets (0.7%)
Affiliated Managers Group, Inc.*	5,986	$736,278
BlackRock, Inc.	10,527	1,876,964
Eaton Vance Corp.	17,760	514,330
Federated Investors, Inc., Class B	11,730	242,694
Franklin Resources, Inc.	4,977	622,473
Lazard Ltd., Class A	17,624	515,149
LPL Financial Holdings, Inc.	6,710	191,503
SEI Investments Co.	21,175	454,204
T. Rowe Price Group, Inc.	39,436	2,496,299
Waddell & Reed Financial, Inc., Class A	13,279	435,153

		8,085,047

Commercial Banks (0.0%)
Signature Bank/New York*	1,300	87,204

Consumer Finance (0.5%)
American Express Co.	99,486	5,656,774

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	11,630	342,154
IntercontinentalExchange, Inc.*	11,275	1,504,198
Leucadia National Corp.	7,100	161,525
Moody’s Corp.	30,302	1,338,439
MSCI, Inc.*	18,691	668,951

		4,015,267

Insurance (0.5%)
Allied World Assurance Co. Holdings AG	2,900	224,025
Aon plc	4,300	224,847
Arch Capital Group Ltd.*	2,300	95,864
Arthur J. Gallagher & Co.	18,300	655,506
Brown & Brown, Inc.	1,600	41,712
Endurance Specialty Holdings Ltd.	700	26,950
Erie Indemnity Co., Class A	3,943	253,417
Hanover Insurance Group, Inc.	3,100	115,506
Marsh & McLennan Cos., Inc.	66,800	2,266,524
Travelers Cos., Inc.	26,100	1,781,586
Validus Holdings Ltd.	2,087	70,770

		5,756,707

Real Estate Investment Trusts (REITs) (2.1%)
American Campus Communities, Inc. (REIT)	1,400	61,432
American Tower Corp. (REIT)	60,920	4,349,079
Apartment Investment & Management Co. (REIT), Class A	15,800	410,642
Boston Properties, Inc. (REIT)	3,900	431,379
BRE Properties, Inc. (REIT)	3,300	154,737
Camden Property Trust (REIT)	9,300	599,757
Digital Realty Trust, Inc. (REIT)	18,841	1,316,044
Equity Lifestyle Properties, Inc. (REIT)	5,300	361,036
Equity Residential (REIT)	3,700	212,861
Essex Property Trust, Inc. (REIT)	5,500	815,320
Extra Space Storage, Inc. (REIT)	10,000	332,500
Federal Realty Investment Trust (REIT)	7,781	819,339
HCP, Inc. (REIT)	4,500	200,160
Home Properties, Inc. (REIT)	4,000	245,080
Kilroy Realty Corp. (REIT)	900	40,302
Mid-America Apartment Communities, Inc. (REIT)	6,000	391,860
Plum Creek Timber Co., Inc. (REIT)	24,939	1,093,326
Post Properties, Inc. (REIT)	3,400	163,064
Public Storage (REIT)	22,062	3,070,369
Rayonier, Inc. (REIT)	14,994	734,856
Regency Centers Corp. (REIT)	8,300	404,459
Simon Property Group, Inc. (REIT)	39,461	5,990,574
Tanger Factory Outlet Centers (REIT)	14,300	462,319
Taubman Centers, Inc. (REIT)	2,800	214,844
Weyerhaeuser Co. (REIT)	26,500	692,710

		23,568,049

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	400	11,812
CBRE Group, Inc., Class A*	50,643	932,338
St. Joe Co.*	1,100	21,450

		965,600

Thrifts & Mortgage Finance (0.0%)
People’s United Financial, Inc.	11,900	144,466

Total Financials		48,279,114

Health Care (11.8%)
Biotechnology (3.5%)
Alexion Pharmaceuticals, Inc.*	29,690	3,396,536
Amgen, Inc.	120,200	10,135,264
ARIAD Pharmaceuticals, Inc.*	25,600	620,160
Biogen Idec, Inc.*	37,000	5,521,510
BioMarin Pharmaceutical, Inc.*	18,849	759,049
Celgene Corp.*	68,007	5,195,735
Gilead Sciences, Inc.*	117,037	7,763,064
Incyte Corp.*	14,800	267,140
Medivation, Inc.*	11,200	631,232
Myriad Genetics, Inc.*	13,034	351,788
Onyx Pharmaceuticals, Inc.*	10,000	845,000
Regeneron Pharmaceuticals, Inc.*	12,000	1,831,920
United Therapeutics Corp.*	7,752	433,182
Vertex Pharmaceuticals, Inc.*	32,607	1,824,361

		39,575,941

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	77,856	4,691,603
Becton, Dickinson and Co.	29,192	2,293,324
C.R. Bard, Inc.	13,024	1,362,962
Cooper Cos., Inc.	2,200	207,812
Covidien plc	3,800	225,796
DENTSPLY International, Inc.	9,732	371,178
Edwards Lifesciences Corp.*	17,746	1,905,388
IDEXX Laboratories, Inc.*	8,547	849,144
Intuitive Surgical, Inc.*	6,221	3,083,314
Medtronic, Inc.	9,734	419,730
ResMed, Inc.	22,032	891,635
Sirona Dental Systems, Inc.*	1,600	91,136
St. Jude Medical, Inc.	37,354	1,573,724
Stryker Corp.	35,191	1,958,731
Thoratec Corp.*	9,000	311,400
Varian Medical Systems, Inc.*	17,190	1,036,901
Zimmer Holdings, Inc.	2,700	182,574

		21,456,352

Health Care Providers & Services (1.8%)
AMERIGROUP Corp.*	5,300	484,579
AmerisourceBergen Corp.	39,008	1,510,000
Cardinal Health, Inc.	28,800	1,122,336
Catamaran Corp.*	15,816	1,549,493
DaVita, Inc.*	14,498	1,502,138
Express Scripts Holding Co.*	124,430	7,798,028
HCA Holdings, Inc.	16,500	548,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Henry Schein, Inc.*	7,852	$622,428
Laboratory Corp. of America Holdings*	14,996	1,386,680
McKesson Corp.	36,371	3,128,997
Patterson Cos., Inc.	13,274	454,502
Quest Diagnostics, Inc.	2,846	180,522
Tenet Healthcare Corp.*	3,712	23,274
Universal Health Services, Inc., Class B	816	37,316
WellPoint, Inc.	3,200	185,632

		20,534,550

Health Care Technology (0.2%)
Cerner Corp.*	22,420	1,735,532

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	53,647	2,062,727
Bruker Corp.*	14,300	187,187
Charles River Laboratories International, Inc.*	4,727	187,189
Covance, Inc.*	545	25,446
Illumina, Inc.*	19,091	920,186
Life Technologies Corp.*	2,524	123,373
Mettler-Toledo International, Inc.*	4,847	827,577
Techne Corp.	5,654	406,749
Waters Corp.*	13,742	1,145,121

		5,885,555

Pharmaceuticals (3.9%)
Abbott Laboratories	230,406	15,796,635
Allergan, Inc.	46,944	4,299,132
Bristol-Myers Squibb Co.	236,900	7,995,375
Eli Lilly and Co.	57,632	2,732,333
Endo Health Solutions, Inc.*	11,300	358,436
Johnson & Johnson	95,414	6,574,979
Mylan, Inc.*	57,623	1,406,001
Perrigo Co.	14,489	1,683,187
Salix Pharmaceuticals Ltd.*	8,900	376,826
Warner Chilcott plc, Class A	25,800	348,300
Watson Pharmaceuticals, Inc.*	19,700	1,677,652

		43,248,856

Total Health Care		132,436,786

Industrials (11.7%)
Aerospace & Defense (3.2%)
B/E Aerospace, Inc.*	15,100	635,710
Boeing Co.	104,471	7,273,271
Honeywell International, Inc.	120,391	7,193,362
Lockheed Martin Corp.	35,931	3,355,237
Precision Castparts Corp.	22,427	3,663,226
Rockwell Collins, Inc.	22,370	1,199,927
Spirit AeroSystems Holdings, Inc., Class A*	4,147	92,105
Textron, Inc.	2,600	68,042
TransDigm Group, Inc.*	7,953	1,128,292
Triumph Group, Inc.	2,600	162,578
United Technologies Corp.	140,782	11,021,823

		35,793,573

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	25,158	1,473,001
Expeditors International of Washington, Inc.	29,576	1,075,383
FedEx Corp.	3,100	262,322
United Parcel Service, Inc., Class B	111,959	8,012,906

		10,823,612

Airlines (0.2%)
Copa Holdings S.A., Class A	4,098	333,044
Delta Air Lines, Inc.*	83,789	767,507
Southwest Airlines Co.	22,945	201,228
United Continental Holdings, Inc.*	51,287	1,000,097

		2,301,876

Building Products (0.1%)
Armstrong World Industries, Inc.	3,231	149,821
Fortune Brands Home & Security, Inc.*	4,000	108,040
Lennox International, Inc.	7,868	380,497
Masco Corp.	55,075	828,879

		1,467,237

Commercial Services & Supplies (0.3%)
Cintas Corp.	7,600	315,020
Clean Harbors, Inc.*	7,300	356,605
Copart, Inc.*	15,654	434,085
Covanta Holding Corp.	1,100	18,876
Iron Mountain, Inc.	21,704	740,324
Pitney Bowes, Inc.	16,200	223,884
Rollins, Inc.	9,800	229,222
Stericycle, Inc.*	13,171	1,192,239
Waste Connections, Inc.	1,044	31,581

		3,541,836

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,200	350,428
Fluor Corp.	19,479	1,096,278

		1,446,706

Electrical Equipment (1.1%)
AMETEK, Inc.	37,223	1,319,555
Babcock & Wilcox Co.*	18,302	466,152
Cooper Industries plc	17,000	1,276,020
Emerson Electric Co.	95,271	4,598,731
General Cable Corp.*	400	11,752
Hubbell, Inc., Class B	7,600	613,624
Polypore International, Inc.*	7,100	250,985
Rockwell Automation, Inc.	22,012	1,530,935
Roper Industries, Inc.	15,073	1,656,372

		11,724,126

Industrial Conglomerates (1.0%)
3M Co.	96,341	8,903,835
Carlisle Cos., Inc.	811	42,107
Danaher Corp.	30,538	1,684,171

		10,630,113

Machinery (2.8%)
Caterpillar, Inc.	100,795	8,672,402
Colfax Corp.*	1,400	51,338
Cummins, Inc.	29,686	2,737,346
Deere & Co.	61,447	5,068,763
Donaldson Co., Inc.	22,980	797,636
Flowserve Corp.	7,323	935,440
Graco, Inc.	9,316	468,408
IDEX Corp.	2,476	103,423
Illinois Tool Works, Inc.	62,100	3,693,087
Ingersoll-Rand plc	37,800	1,694,196
ITT Corp.	3,300	66,495
Joy Global, Inc.	16,328	915,348
Lincoln Electric Holdings, Inc.	12,900	503,745
Manitowoc Co., Inc.	15,500	206,770
Nordson Corp.	9,200	539,304
PACCAR, Inc.	12,391	495,950
Pall Corp.	17,968	1,140,788
Parker Hannifin Corp.	10,500	877,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Snap-on, Inc.	1,800	$129,366
SPX Corp.	2,400	156,984
Timken Co.	1,100	40,876
Toro Co.	9,226	367,010
Valmont Industries, Inc.	3,668	482,342
WABCO Holdings, Inc.*	9,247	533,274
Wabtec Corp.	7,417	595,511
Xylem, Inc.	3,100	77,965

		31,351,357

Marine (0.0%)
Kirby Corp.*	6,388	353,129
Matson, Inc.	400	8,364

		361,493

Professional Services (0.3%)
Dun & Bradstreet Corp.	4,640	369,437
Equifax, Inc.	16,700	777,886
IHS, Inc., Class A*	7,817	760,985
Nielsen Holdings N.V.*	4,591	137,638
Robert Half International, Inc.	22,005	585,993
Verisk Analytics, Inc., Class A*	19,591	932,727

		3,564,666

Road & Rail (1.2%)
Con-way, Inc.	4,628	126,668
CSX Corp.	108,600	2,253,450
Hertz Global Holdings, Inc.*	21,700	297,941
J.B. Hunt Transport Services, Inc.	13,870	721,795
Kansas City Southern	13,269	1,005,525
Landstar System, Inc.	7,266	343,536
Union Pacific Corp.	73,574	8,733,234

		13,482,149

Trading Companies & Distributors (0.4%)
Fastenal Co.	45,708	1,964,987
MRC Global, Inc.*	2,100	51,639
MSC Industrial Direct Co., Inc., Class A	7,077	477,414
United Rentals, Inc.*	14,400	471,024
W.W. Grainger, Inc.	9,046	1,884,915

		4,849,979

Total Industrials		131,338,723

Information Technology (32.5%)
Communications Equipment (1.9%)
Acme Packet, Inc.*	8,900	152,190
EchoStar Corp., Class A*	1,600	45,856
F5 Networks, Inc.*	12,240	1,281,528
Harris Corp.	5,239	268,341
Motorola Solutions, Inc.	45,100	2,279,805
Palo Alto Networks, Inc.*	866	53,320
QUALCOMM, Inc.	264,839	16,549,789
Riverbed Technology, Inc.*	24,400	567,788

		21,198,617

Computers & Peripherals (9.7%)
Apple, Inc.	144,922	96,700,654
Diebold, Inc.	700	23,597
EMC Corp.*	324,352	8,845,079
Fusion-io, Inc.*	10,346	313,173
NCR Corp.*	24,512	571,375
NetApp, Inc.*	37,626	1,237,143
Western Digital Corp.	14,700	569,331

		108,260,352

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	25,032	1,473,884
Dolby Laboratories, Inc., Class A*	4,474	146,524
FLIR Systems, Inc.	19,206	383,640
IPG Photonics Corp.*	4,900	280,770
Jabil Circuit, Inc.	5,218	97,681
National Instruments Corp.	14,370	361,693
Trimble Navigation Ltd.*	19,284	919,075

		3,663,267

Internet Software & Services (4.1%)
Akamai Technologies, Inc.*	25,523	976,510
AOL, Inc.*	3,300	116,259
eBay, Inc.*	178,876	8,659,387
Equinix, Inc.*	7,421	1,529,097
Facebook, Inc., Class A*	65,000	1,407,250
Google, Inc., Class A*	39,992	30,173,964
IAC/InterActiveCorp	1,800	93,708
LinkedIn Corp., Class A*	9,600	1,155,840
Rackspace Hosting, Inc.*	16,800	1,110,312
VeriSign, Inc.*	22,441	1,092,652

		46,314,979

IT Services (7.2%)
Accenture plc, Class A	99,500	6,967,985
Alliance Data Systems Corp.*	7,840	1,112,888
Automatic Data Processing, Inc.	75,500	4,428,830
Broadridge Financial Solutions, Inc.	19,287	449,966
Cognizant Technology Solutions Corp., Class A*	47,007	3,286,729
DST Systems, Inc.	789	44,626
Fiserv, Inc.*	17,429	1,290,269
FleetCor Technologies, Inc.*	7,524	337,075
Gartner, Inc.*	14,400	663,696
Genpact Ltd.	15,654	261,109
Global Payments, Inc.	12,056	504,302
International Business Machines Corp.	168,456	34,946,197
Jack Henry & Associates, Inc.	13,400	507,860
Lender Processing Services, Inc.	12,975	361,873
Mastercard, Inc., Class A	16,812	7,590,282
NeuStar, Inc., Class A*	10,250	410,307
Paychex, Inc.	46,580	1,550,648
SAIC, Inc.	15,439	185,886
Teradata Corp.*	26,051	1,964,506
Total System Services, Inc.	21,400	507,180
Vantiv, Inc., Class A*	6,000	129,300
VeriFone Systems, Inc.*	16,600	462,310
Visa, Inc., Class A	80,727	10,840,022
Western Union Co.	94,655	1,724,614

		80,528,460

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	1,207	45,311

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	97,023	326,967
Altera Corp.	49,756	1,690,958
Analog Devices, Inc.	3,899	152,802
Atmel Corp.*	5,800	30,508
Avago Technologies Ltd.	35,400	1,234,221
Broadcom Corp., Class A*	52,737	1,823,645
Cypress Semiconductor Corp.*	13,751	147,411
Freescale Semiconductor Ltd.*	7,300	69,423
Intel Corp.	577,400	13,095,432
Lam Research Corp.*	8,898	282,823
Linear Technology Corp.	35,515	1,131,153
LSI Corp.*	87,800	606,698
Maxim Integrated Products, Inc.	22,478	598,364
Microchip Technology, Inc.	29,817	976,209
Silicon Laboratories, Inc.*	5,993	220,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Skyworks Solutions, Inc.*	26,100	$615,046
Teradyne, Inc.*	3,400	48,348
Texas Instruments, Inc.	118,731	3,271,039
Xilinx, Inc.	40,763	1,361,892

		27,683,242

Software (6.8%)
Adobe Systems, Inc.*	43,834	1,422,852
ANSYS, Inc.*	14,412	1,057,841
Ariba, Inc.*	15,100	676,480
Autodesk, Inc.*	35,680	1,190,642
BMC Software, Inc.*	24,819	1,029,740
CA, Inc.	3,100	79,871
Cadence Design Systems, Inc.*	42,400	545,476
Citrix Systems, Inc.*	28,729	2,199,780
Compuware Corp.*	1,700	16,847
Concur Technologies, Inc.*	7,000	516,110
FactSet Research Systems, Inc.	6,969	671,951
Fortinet, Inc.*	20,100	485,214
Informatica Corp.*	16,700	581,327
Intuit, Inc.	45,329	2,668,971
MICROS Systems, Inc.*	12,414	609,776
Microsoft Corp.#	1,162,849	34,629,643
NetSuite, Inc.*	4,800	306,240
Nuance Communications, Inc.*	37,298	928,347
Oracle Corp.	590,231	18,586,374
Red Hat, Inc.*	29,751	1,694,022
Rovi Corp.*	3,493	50,683
Salesforce.com, Inc.*	21,496	3,282,224
ServiceNow, Inc.*	1,689	65,331
SolarWinds, Inc.*	9,500	529,530
Solera Holdings, Inc.	10,700	469,409
Splunk, Inc.*	2,400	88,128
Symantec Corp.*	6,339	114,102
Synopsys, Inc.*	1,652	54,549
TIBCO Software, Inc.*	25,400	767,842
VMware, Inc., Class A*	13,666	1,322,049
Zynga, Inc., Class A*	20,200	57,368

		76,698,719

Total Information Technology		364,392,947

Materials (3.8%)
Chemicals (3.3%)
Airgas, Inc.	10,600	872,380
Albemarle Corp.	7,782	409,956
Celanese Corp.	24,092	913,328
CF Industries Holdings, Inc.	2,294	509,818
E.I. du Pont de Nemours & Co.	144,721	7,275,125
Eastman Chemical Co.	19,288	1,099,609
Ecolab, Inc.	40,141	2,601,538
FMC Corp.	21,158	1,171,730
International Flavors & Fragrances, Inc.	12,466	742,724
Intrepid Potash, Inc.*	3,900	83,772
LyondellBasell Industries N.V., Class A	3,600	185,976
Monsanto Co.	82,468	7,506,237
NewMarket Corp.	1,400	345,072
PPG Industries, Inc.	23,500	2,698,740
Praxair, Inc.	46,168	4,795,932
Rockwood Holdings, Inc.	3,200	149,120
RPM International, Inc.	7,900	225,466
Scotts Miracle-Gro Co., Class A	5,693	247,475
Sherwin-Williams Co.	13,471	2,005,967
Sigma-Aldrich Corp.	18,724	1,347,566
Valspar Corp.	14,400	807,840
W.R. Grace & Co.*	10,500	620,340
Westlake Chemical Corp.	700	51,142

		36,666,853

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,636	301,315

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,400	175,814
Ball Corp.	24,224	1,024,918
Crown Holdings, Inc.*	5,503	202,235
Owens-Illinois, Inc.*	18,800	352,688
Packaging Corp. of America	13,900	504,570
Rock-Tenn Co., Class A	1,300	93,834
Silgan Holdings, Inc.	7,600	330,676

		2,684,735

Metals & Mining (0.2%)
Allied Nevada Gold Corp.*	13,800	539,028
Carpenter Technology Corp.	500	26,160
Compass Minerals International, Inc.	5,119	381,826
Molycorp, Inc.*	2,800	32,200
Royal Gold, Inc.	9,122	910,923
Southern Copper Corp.	18,729	643,529
Steel Dynamics, Inc.	7,300	81,979
Tahoe Resources, Inc.*	2,800	57,008

		2,672,653

Total Materials		42,325,556

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.9%)
Level 3 Communications, Inc.*	12,814	294,337
tw telecom, Inc.*	23,157	603,703
Verizon Communications, Inc.	438,900	20,000,673
Windstream Corp.	53,980	545,738

		21,444,451

Wireless Telecommunication Services (0.4%)
Crown Castle International Corp.*	45,264	2,901,423
SBA Communications Corp., Class A*	18,718	1,177,362

		4,078,785

Total Telecommunication Services		25,523,236

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	7,933	599,576

Gas Utilities (0.1%)
ONEOK, Inc.	32,100	1,550,751
Questar Corp.	6,100	124,013

		1,674,764

Water Utilities (0.0%)
Aqua America, Inc.	2,400	59,424

Total Utilities		2,333,764

Total Common Stocks (99.5%) (Cost $663,931,862)		1,116,904,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Liberty Ventures, expiring 10/10/12*	213	$2,884

Total Consumer Discretionary		2,884

Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30*	515	1,452

Total Health Care		1,452

Total Rights (0.0%) (Cost $2,730)		4,336

Total Investments (99.5%) (Cost $663,934,592)		1,116,909,067
Other Assets Less Liabilities (0.5%)		5,109,190

Net Assets (100%)		$1,122,018,257

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,987,120.

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	54	December-12	$3,920,505	$3,872,340	$(48,165)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$183,110,269	$—	$—	$183,110,269
Consumer Staples	141,747,977	—	—	141,747,977
Energy	45,416,359	—	—	45,416,359
Financials	48,279,114	—	—	48,279,114
Health Care	132,436,786	—	—	132,436,786
Industrials	131,338,723	—	—	131,338,723
Information Technology	364,392,947	—	—	364,392,947
Materials	42,325,556	—	—	42,325,556
Telecommunication Services	25,523,236	—	—	25,523,236
Utilities	2,333,764	—	—	2,333,764
Rights
Consumer Discretionary	2,884	—	—	2,884
Health Care	1,452	—	—	1,452

Total Assets	$1,116,909,067	$—	$—	$1,116,909,067

Liabilities:
Futures	$(48,165)	$—	$—	$(48,165)

Total Liabilities	$(48,165)	$—	$—	$(48,165)

Total	$1,116,860,902	$—	$—	$1,116,860,902

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$182,921,653
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$316,571,351

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$458,408,669
Aggregate gross unrealized depreciation	(10,496,356)

Net unrealized appreciation	$447,912,313

Federal income tax cost of investments	$668,996,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (15.5%)
Auto Components (0.1%)
Allison Transmission Holdings, Inc.	3,072	$61,808
BorgWarner, Inc.*	13,317	920,338
Delphi Automotive plc*	38,139	1,182,309
Gentex Corp.	16,672	283,591
Goodyear Tire & Rubber Co.*	28,368	345,806
Visteon Corp.*	344	15,294

		2,809,146

Automobiles (0.4%)
Harley-Davidson, Inc.	26,900	1,139,753
Tesla Motors, Inc.*	223,810	6,553,157
Thor Industries, Inc.	358	13,002

		7,705,912

Distributors (0.1%)
Genuine Parts Co.	18,115	1,105,558
LKQ Corp.*	34,256	633,736

		1,739,294

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	11,107	322,658
H&R Block, Inc.	19,918	345,179
ITT Educational Services, Inc.*	2,835	91,372
Weight Watchers International, Inc.	3,130	165,264

		924,473

Hotels, Restaurants & Leisure (4.5%)
Bally Technologies, Inc.*	4,964	245,172
Brinker International, Inc.	8,723	307,922
Chipotle Mexican Grill, Inc.*	38,121	12,104,942
Choice Hotels International, Inc.	301	9,629
Darden Restaurants, Inc.	14,948	833,351
Dunkin’ Brands Group, Inc.	8,210	239,691
International Game Technology	17,020	222,792
Las Vegas Sands Corp.	46,172	2,140,996
Marriott International, Inc., Class A	27,233	1,064,810
McDonald’s Corp.	303,926	27,885,211
Panera Bread Co., Class A*	3,292	562,570
Penn National Gaming, Inc.*	620	26,722
Starbucks Corp.	462,411	23,467,358
Starwood Hotels & Resorts Worldwide, Inc.	22,965	1,331,051
Wyndham Worldwide Corp.	16,953	889,694
Wynn Resorts Ltd.	141,388	16,321,831
Yum! Brands, Inc.	53,513	3,550,052

		91,203,794

Household Durables (0.1%)
D.R. Horton, Inc.	2,386	49,247
Garmin Ltd.	862	35,980
Jarden Corp.	2,146	113,395
NVR, Inc.*	526	444,207
Tempur-Pedic International, Inc.*	7,006	209,409
Tupperware Brands Corp.	6,484	347,478

		1,199,716

Internet & Catalog Retail ( 1.4%)
Amazon.com, Inc.*	42,035	10,690,341
Expedia, Inc.	6,341	366,763
Groupon, Inc.*	5,089	24,224
HomeAway, Inc.*	3,362	78,839
Liberty Interactive Corp.*	9,397	173,845
Liberty Ventures*	599	29,734
Netflix, Inc.*	6,440	350,594
priceline.com, Inc.*	26,434	16,355,509
TripAdvisor, Inc.*	10,071	331,638

		28,401,487

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	12,108	462,162
Mattel, Inc.	30,629	1,086,717
Polaris Industries, Inc.	7,517	607,900

		2,156,779

Media (1.7%)
AMC Networks, Inc., Class A*	6,598	287,145
Cablevision Systems Corp. - New York Group, Class A	2,627	41,638
CBS Corp., Class B	12,802	465,097
Charter Communications, Inc., Class A*	5,666	425,347
Cinemark Holdings, Inc.	13,294	298,184
Clear Channel Outdoor Holdings, Inc., Class A*	2,902	17,354
Comcast Corp., Class A	148,521	5,312,596
DIRECTV*	76,105	3,992,468
Discovery Communications, Inc., Class A*	29,623	1,766,420
DISH Network Corp., Class A	18,531	567,234
Interpublic Group of Cos., Inc.	3,127	34,772
John Wiley & Sons, Inc., Class A	2,391	109,866
Lamar Advertising Co., Class A*	7,680	284,621
Liberty Global, Inc., Class A*	30,480	1,851,660
Liberty Media Corp. - Liberty Capital*	830	86,461
Madison Square Garden Co., Class A*	414	16,672
McGraw-Hill Cos., Inc.	32,498	1,774,066
Morningstar, Inc.	2,824	176,895
News Corp., Class A	83,723	2,053,725
Omnicom Group, Inc.	31,676	1,633,215
Pandora Media, Inc.*	11,997	131,367
Regal Entertainment Group, Class A	3,285	46,220
Scripps Networks Interactive, Inc., Class A	9,870	604,340
Sirius XM Radio, Inc.*	441,639	1,148,261
Time Warner Cable, Inc.	36,309	3,451,534
Viacom, Inc., Class B	61,328	3,286,568
Virgin Media, Inc.	32,273	950,117
Walt Disney Co.	76,425	3,995,499

		34,809,342

Multiline Retail (1.6%)
Big Lots, Inc.*	6,839	202,298
Dollar General Corp.*	538,795	27,769,494
Dollar Tree, Inc.*	26,951	1,301,059
Family Dollar Stores, Inc.	11,230	744,549
Kohl’s Corp.	1,974	101,108
Macy’s, Inc.	6,451	242,687
Nordstrom, Inc.	18,271	1,008,194
Target Corp.	4,277	271,461

		31,640,850

Specialty Retail (3.9%)
Aaron’s, Inc.	6,799	189,080
Advance Auto Parts, Inc.	8,541	584,546
American Eagle Outfitters, Inc.	17,648	372,020
Ascena Retail Group, Inc.*	14,215	304,912
AutoNation, Inc.*	2,210	96,511
AutoZone, Inc.*	4,424	1,635,420
Bed Bath & Beyond, Inc.*	27,012	1,701,756
CarMax, Inc.*	4,885	138,246
Chico’s FAS, Inc.	13,568	245,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Dick’s Sporting Goods, Inc.	10,788	$559,358
DSW, Inc., Class A	3,561	237,590
Foot Locker, Inc.	3,681	130,676
Gap, Inc.	35,199	1,259,420
GNC Holdings, Inc., Class A	7,970	310,591
Home Depot, Inc.	551,778	33,310,838
Limited Brands, Inc.	28,048	1,381,644
Lowe’s Cos., Inc.	18,248	551,820
O’Reilly Automotive, Inc.*	13,814	1,155,127
PetSmart, Inc.	12,594	868,734
Ross Stores, Inc.	26,322	1,700,401
Sally Beauty Holdings, Inc.*	16,860	423,017
Tiffany & Co.	12,368	765,332
TJX Cos., Inc.	611,880	27,406,105
Tractor Supply Co.	8,372	827,907
Ulta Salon Cosmetics & Fragrance, Inc.	7,306	703,604
Urban Outfitters, Inc.*	12,366	464,467
Williams-Sonoma, Inc.	5,721	251,552

		77,576,390

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*	5,600	301,504
Coach, Inc.	33,390	1,870,508
Deckers Outdoor Corp.*	2,816	103,178
Fossil, Inc.*	6,347	537,591
Hanesbrands, Inc.*	11,319	360,850
Michael Kors Holdings Ltd.*	9,849	523,770
NIKE, Inc., Class B	254,381	24,143,301
PVH Corp.	7,546	707,211
Ralph Lauren Corp.	7,163	1,083,260
Under Armour, Inc., Class A*	9,025	503,866
VF Corp.	10,184	1,622,922

		31,757,961

Total Consumer Discretionary		311,925,144

Consumer Staples (6.9%)
Beverages (2.0%)
Anheuser-Busch InBev N.V. (ADR)	92,777	7,970,472
Brown-Forman Corp., Class B	15,190	991,147
Coca-Cola Co.	451,376	17,120,692
Coca-Cola Enterprises, Inc.	2,576	80,552
Dr. Pepper Snapple Group, Inc.	24,612	1,095,972
Monster Beverage Corp.*	16,747	907,018
PepsiCo, Inc.	181,720	12,860,324

		41,026,177

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	50,339	5,040,193
CVS Caremark Corp.	30,077	1,456,328
Fresh Market, Inc.*	3,233	193,915
Kroger Co.	61,264	1,442,155
Safeway, Inc.	3,902	62,783
Sysco Corp.	35,868	1,121,593
Wal-Mart Stores, Inc.	154,944	11,434,867
Whole Foods Market, Inc.	21,328	2,077,347

		22,829,181

Food Products (1.8%)
Campbell Soup Co.	15,953	555,483
Dean Foods Co.*	18,312	299,401
Flowers Foods, Inc.	12,944	261,210
General Mills, Inc.	58,890	2,346,767
Green Mountain Coffee Roasters, Inc.*	13,485	320,269
H.J. Heinz Co.	23,156	1,295,578
Hershey Co.	17,437	1,236,109
Hillshire Brands Co.	11,705	313,460
Hormel Foods Corp.	8,860	259,066
Ingredion, Inc.	1,924	106,128
Kellogg Co.	26,532	1,370,643
Kraft Foods, Inc., Class A	10,712	442,941
McCormick & Co., Inc. (Non-Voting)	15,407	955,850
Mead Johnson Nutrition Co.	359,284	26,328,332

		36,091,237

Household Products (0.6%)
Church & Dwight Co., Inc.	9,957	537,578
Clorox Co.	938	67,583
Colgate-Palmolive Co.	50,850	5,452,137
Kimberly-Clark Corp.	40,732	3,493,991
Procter & Gamble Co.	23,241	1,611,996

		11,163,285

Personal Products (0.2%)
Avon Products, Inc.	38,681	616,962
Estee Lauder Cos., Inc., Class A	26,739	1,646,320
Herbalife Ltd.	13,576	643,502
Nu Skin Enterprises, Inc., Class A	6,177	239,853

		3,146,637

Tobacco (1.2%)
Altria Group, Inc.	183,619	6,131,039
Lorillard, Inc.	15,165	1,765,964
Philip Morris International, Inc.	182,121	16,379,963
Reynolds American, Inc.	12,851	556,962

		24,833,928

Total Consumer Staples		139,090,445

Energy (2.8%)
Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.*	2,112	95,990
Cameron International Corp.*	21,978	1,232,306
CARBO Ceramics, Inc.	2,322	146,100
Dresser-Rand Group, Inc.*	8,788	484,307
FMC Technologies, Inc.*	27,782	1,286,307
Halliburton Co.	34,211	1,152,568
Helmerich & Payne, Inc.	2,606	124,072
National Oilwell Varco, Inc.	11,291	904,522
Oceaneering International, Inc.	12,583	695,211
Oil States International, Inc.*	5,489	436,156
RPC, Inc.	6,319	75,133
Schlumberger Ltd.	154,948	11,207,389
SEACOR Holdings, Inc.*	1,116	93,030

		17,933,091

Oil, Gas & Consumable Fuels (1.9%)
Cabot Oil & Gas Corp.	24,380	1,094,662
Cheniere Energy, Inc.*	16,165	251,366
Cobalt International Energy, Inc.*	20,137	448,451
Concho Resources, Inc.*	12,086	1,145,149
Continental Resources, Inc.*	4,894	376,349
EOG Resources, Inc.	31,324	3,509,854
Golar LNG Ltd.	5,116	197,426
Kinder Morgan, Inc.	660,807	23,471,865
Kosmos Energy Ltd.*	8,310	94,651
Laredo Petroleum Holdings, Inc.*	2,243	49,301
Noble Energy, Inc.	4,586	425,168
Pioneer Natural Resources Co.	11,936	1,246,118
Range Resources Corp.	18,844	1,316,630
SM Energy Co.	6,186	334,724
Southwestern Energy Co.*	14,035	488,137
Sunoco, Inc.	10,669	499,629

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Whiting Petroleum Corp.*	1,965	$93,102
Williams Cos., Inc.	72,695	2,542,144
World Fuel Services Corp.	2,706	96,361

		37,681,087

Total Energy		55,614,178

Financials (5.3%)
Capital Markets (0.3%)
Affiliated Managers Group, Inc.*	4,452	547,596
BlackRock, Inc.	7,916	1,411,423
Eaton Vance Corp.	13,410	388,353
Federated Investors, Inc., Class B	9,004	186,293
Franklin Resources, Inc.	3,753	469,388
Lazard Ltd., Class A	13,273	387,970
LPL Financial Holdings, Inc.	5,129	146,382
SEI Investments Co.	15,912	341,312
T. Rowe Price Group, Inc.	29,640	1,876,212
Waddell & Reed Financial, Inc., Class A	10,002	327,765

		6,082,694

Commercial Banks (2.5%)
Signature Bank/New York*	984	66,007
U.S. Bancorp	564,502	19,362,418
Wells Fargo & Co.	889,204	30,704,214

		50,132,639

Consumer Finance (0.5%)
American Express Co.	187,129	10,640,155

Diversified Financial Services ( 0.1%)
CBOE Holdings, Inc.	8,727	256,748
IntercontinentalExchange, Inc.*	8,453	1,127,715
Leucadia National Corp.	5,479	124,647
Moody’s Corp.	22,792	1,006,723
MSCI, Inc.*	14,122	505,426

		3,021,259

Insurance (1.0%)
Allied World Assurance Co. Holdings AG	2,182	168,559
American International Group, Inc.*	457,670	15,006,999
Aon plc	3,264	170,675
Arch Capital Group Ltd.*	1,785	74,399
Arthur J. Gallagher & Co.	13,772	493,313
Brown & Brown, Inc.	1,224	31,910
Endurance Specialty Holdings Ltd.	526	20,251
Erie Indemnity Co., Class A	3,038	195,252
Hanover Insurance Group, Inc.	2,411	89,834
Marsh & McLennan Cos., Inc.	50,269	1,705,627
Travelers Cos., Inc.	19,618	1,339,125
Validus Holdings Ltd.	1,624	55,070

		19,351,014

Real Estate Investment Trusts (REITs) (0.9%)
American Campus Communities, Inc. (REIT)	1,097	48,136
American Tower Corp. (REIT)	45,847	3,273,017
Apartment Investment & Management Co. (REIT), Class A	11,841	307,748
Boston Properties, Inc. (REIT)	2,932	324,309
BRE Properties, Inc. (REIT)	2,563	120,179
Camden Property Trust (REIT)	7,024	452,978
Digital Realty Trust, Inc. (REIT)	14,148	988,238
Equity Lifestyle Properties, Inc. (REIT)	3,940	268,393
Equity Residential (REIT)	2,794	160,739
Essex Property Trust, Inc. (REIT)	4,091	606,450
Extra Space Storage, Inc. (REIT)	7,534	250,506
Federal Realty Investment Trust (REIT)	5,829	613,794
HCP, Inc. (REIT)	3,455	153,678
Home Properties, Inc. (REIT)	3,057	187,302
Kilroy Realty Corp. (REIT)	613	27,450
Mid-America Apartment Communities, Inc. (REIT)	4,469	291,870
Plum Creek Timber Co., Inc. (REIT)	18,764	822,614
Post Properties, Inc. (REIT)	2,616	125,463
Public Storage (REIT)	16,578	2,307,160
Rayonier, Inc. (REIT)	11,268	552,245
Regency Centers Corp. (REIT)	6,265	305,293
Simon Property Group, Inc. (REIT)	29,627	4,497,675
Tanger Factory Outlet Centers (REIT)	10,739	347,192
Taubman Centers, Inc. (REIT)	2,150	164,970
Weyerhaeuser Co. (REIT)	19,982	522,329

		17,719,728

Real Estate Management & Development (0.0%)
Alexander & Baldwin, Inc.*	348	10,276
CBRE Group, Inc., Class A*	38,117	701,734
St. Joe Co.*	905	17,648

		729,658

Thrifts & Mortgage Finance (0.0%)
People’s United Financial, Inc.	9,085	110,292

Total Financials		107,787,439

Health Care (10.0%)
Biotechnology (3.7%)
Alexion Pharmaceuticals, Inc.*	22,319	2,553,294
Amgen, Inc.	90,363	7,619,408
ARIAD Pharmaceuticals, Inc.*	19,255	466,452
Biogen Idec, Inc.*	199,605	29,787,054
BioMarin Pharmaceutical, Inc.*	14,196	571,673
Celgene Corp.*	51,182	3,910,305
Gilead Sciences, Inc.*	377,675	25,051,183
Incyte Corp.*	11,316	204,254
Medivation, Inc.*	8,424	474,777
Myriad Genetics, Inc.*	9,794	264,340
Onyx Pharmaceuticals, Inc.*	7,479	631,975
Regeneron Pharmaceuticals, Inc.*	8,974	1,369,971
United Therapeutics Corp.*	5,854	327,121
Vertex Pharmaceuticals, Inc.*	24,523	1,372,062

		74,603,869

Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	58,537	3,527,440
Becton, Dickinson and Co.	21,950	1,724,392
C.R. Bard, Inc.	9,752	1,020,547
Cooper Cos., Inc.	1,660	156,803
Covidien plc	2,893	171,902
DENTSPLY International, Inc.	7,304	278,574
Edwards Lifesciences Corp.*	13,315	1,429,631
IDEXX Laboratories, Inc.*	6,395	635,343
Intuitive Surgical, Inc.*	4,614	2,286,837
Medtronic, Inc.	7,325	315,854
ResMed, Inc.	16,586	671,235
Sirona Dental Systems, Inc.*	1,210	68,922
St. Jude Medical, Inc.	28,113	1,184,401
Stryker Corp.	26,484	1,474,099
Thoratec Corp.*	6,755	233,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Varian Medical Systems, Inc.*	12,955	$781,446
Zimmer Holdings, Inc.	2,072	140,109

		16,101,258

Health Care Providers & Services (2.1%)
AMERIGROUP Corp.*	3,950	361,149
AmerisourceBergen Corp.	29,392	1,137,764
Cardinal Health, Inc.	21,714	846,195
Catamaran Corp.*	11,888	1,164,667
DaVita, Inc.*	10,922	1,131,629
Express Scripts Holding Co.*	512,693	32,130,470
HCA Holdings, Inc.	12,419	412,932
Henry Schein, Inc.*	5,931	470,150
Laboratory Corp. of America Holdings*	11,247	1,040,010
McKesson Corp.	27,351	2,353,007
Patterson Cos., Inc.	10,030	343,427
Quest Diagnostics, Inc.	2,202	139,673
Tenet Healthcare Corp.*	3,082	19,324
Universal Health Services, Inc., Class B	610	27,895
WellPoint, Inc.	2,413	139,978

		41,718,270

Health Care Technology (0.1%)
Cerner Corp.*	16,834	1,303,120

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	40,391	1,553,034
Bruker Corp.*	10,961	143,479
Charles River Laboratories International, Inc.*	3,654	144,698
Covance, Inc.*	411	19,190
Illumina, Inc.*	14,343	691,333
Life Technologies Corp.*	1,975	96,538
Mettler-Toledo International, Inc.*	3,654	623,884
Techne Corp.	4,262	306,608
Waters Corp.*	10,326	860,466

		4,439,230

Pharmaceuticals (3.1%)
Abbott Laboratories	323,397	22,172,098
Allergan, Inc.	178,129	16,313,054
Bristol-Myers Squibb Co.	374,901	12,652,909
Eli Lilly and Co.	43,336	2,054,560
Endo Health Solutions, Inc.*	8,512	270,001
Johnson & Johnson	71,799	4,947,669
Mylan, Inc.*	43,340	1,057,496
Perrigo Co.	10,854	1,260,909
Salix Pharmaceuticals Ltd.*	6,712	284,186
Warner Chilcott plc, Class A	19,331	260,968
Watson Pharmaceuticals, Inc.*	14,804	1,260,709

		62,534,559

Total Health Care		200,700,306

Industrials (6.3%)
Aerospace & Defense (2.0%)
B/E Aerospace, Inc.*	11,372	478,761
Boeing Co.	78,591	5,471,505
Honeywell International, Inc.	90,534	5,409,407
Lockheed Martin Corp.	26,989	2,520,233
Precision Castparts Corp.	102,595	16,757,867
Rockwell Collins, Inc.	16,852	903,941
Spirit AeroSystems Holdings, Inc., Class A*	3,167	70,339
Textron, Inc.	1,942	50,822
TransDigm Group, Inc.*	5,935	841,998
Triumph Group, Inc.	1,999	124,998
United Technologies Corp.	105,892	8,290,285

		40,920,156

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	18,894	1,106,244
Expeditors International of Washington, Inc.	22,310	811,192
FedEx Corp.	2,337	197,757
United Parcel Service, Inc., Class B	84,171	6,024,118

		8,139,311

Airlines (0.1%)
Copa Holdings S.A., Class A	3,086	250,799
Delta Air Lines, Inc.*	63,080	577,813
Southwest Airlines Co.	17,519	153,642
United Continental Holdings, Inc.*	38,582	752,349

		1,734,603

Building Products (0.1%)
Armstrong World Industries, Inc.	2,489	115,415
Fortune Brands Home & Security, Inc.*	3,098	83,677
Lennox International, Inc.	5,892	284,937
Masco Corp.	41,490	624,424

		1,108,453

Commercial Services & Supplies (0.1%)
Cintas Corp.	5,685	235,643
Clean Harbors, Inc.*	5,481	267,747
Copart, Inc.*	11,804	327,325
Covanta Holding Corp.	952	16,336
Iron Mountain, Inc.	16,388	558,995
Pitney Bowes, Inc.	12,337	170,497
Rollins, Inc.	7,512	175,706
Stericycle, Inc.*	9,886	894,881
Waste Connections, Inc.	856	25,894

		2,673,024

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,895	262,631
Fluor Corp.	14,679	826,134

		1,088,765

Electrical Equipment (0.4%)
AMETEK, Inc.	28,014	993,096
Babcock & Wilcox Co.*	13,756	350,365
Cooper Industries plc	12,753	957,240
Emerson Electric Co.	71,686	3,460,283
General Cable Corp.*	357	10,489
Hubbell, Inc., Class B	5,698	460,056
Polypore International, Inc.*	5,474	193,506
Rockwell Automation, Inc.	16,583	1,153,348
Roper Industries, Inc.	11,320	1,243,955

		8,822,338

Industrial Conglomerates (0.4%)
3M Co.	72,479	6,698,509
Carlisle Cos., Inc.	634	32,918
Danaher Corp.	23,001	1,268,505

		7,999,932

Machinery (1.2%)
Caterpillar, Inc.	75,815	6,523,123
Colfax Corp.*	1,108	40,630
Cummins, Inc.	22,330	2,059,049
Deere & Co.	46,213	3,812,110
Donaldson Co., Inc.	17,300	600,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Flowserve Corp.	5,483	$700,398
Graco, Inc.	7,009	352,412
IDEX Corp.	1,917	80,073
Illinois Tool Works, Inc.	46,704	2,777,487
Ingersoll-Rand plc	28,461	1,275,622
ITT Corp.	2,562	51,624
Joy Global, Inc.	12,295	689,258
Lincoln Electric Holdings, Inc.	9,715	379,371
Manitowoc Co., Inc.	11,852	158,106
Nordson Corp.	6,927	406,061
PACCAR, Inc.	9,357	374,514
Pall Corp.	13,455	854,258
Parker Hannifin Corp.	7,897	660,031
Snap-on, Inc.	1,360	97,743
SPX Corp.	1,799	117,673
Timken Co.	904	33,593
Toro Co.	6,908	274,800
Valmont Industries, Inc.	2,706	355,839
WABCO Holdings, Inc.*	6,943	400,403
Wabtec Corp.	5,597	449,383
Xylem, Inc.	2,378	59,807

		23,583,851

Marine (0.0%)
Kirby Corp.*	4,780	264,238
Matson, Inc.	348	7,277

		271,515

Professional Services (0.1%)
Dun & Bradstreet Corp.	3,491	277,953
Equifax, Inc.	12,588	586,349
IHS, Inc., Class A*	5,850	569,497
Nielsen Holdings N.V.*	3,561	106,759
Robert Half International, Inc.	16,612	442,378
Verisk Analytics, Inc., Class A*	14,737	701,629

		2,684,565

Road & Rail (1.2%)
Con-way, Inc.	3,598	98,477
CSX Corp.	81,741	1,696,126
Hertz Global Holdings, Inc.*	16,179	222,138
J.B. Hunt Transport Services, Inc.	10,434	542,985
Kansas City Southern	9,968	755,375
Landstar System, Inc.	5,419	256,210
Union Pacific Corp.	166,604	19,775,895

		23,347,206

Trading Companies & Distributors (0.2%)
Fastenal Co.	34,400	1,478,856
MRC Global, Inc.*	1,639	40,303
MSC Industrial Direct Co., Inc., Class A	5,284	356,458
United Rentals, Inc.*	10,873	355,656
W.W. Grainger, Inc.	6,789	1,414,624

		3,645,897

Total Industrials		126,019,616

Information Technology (21.3%)
Communications Equipment (1.8%)
Acme Packet, Inc.*	6,843	117,015
EchoStar Corp., Class A*	1,225	35,109
F5 Networks, Inc.*	9,224	965,753
Harris Corp.	3,876	198,529
Motorola Solutions, Inc.	33,935	1,715,414
Palo Alto Networks, Inc.*	642	39,528
QUALCOMM, Inc.	526,339	32,890,924
Riverbed Technology, Inc.*	18,418	428,587

		36,390,859

Computers & Peripherals (6.6%)
Apple, Inc.	185,124	123,525,840
Diebold, Inc.	578	19,484
EMC Corp.*	243,969	6,653,035
Fusion-io, Inc.*	7,761	234,925
NCR Corp.*	18,450	430,070
NetApp, Inc.*	28,300	930,504
Western Digital Corp.	11,088	429,438

		132,223,296

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	18,824	1,108,357
Dolby Laboratories, Inc., Class A*	3,460	113,315
FLIR Systems, Inc.	14,443	288,499
IPG Photonics Corp.*	3,659	209,661
Jabil Circuit, Inc.	3,986	74,618
National Instruments Corp.	10,782	271,383
Trimble Navigation Ltd.*	14,534	692,690

		2,758,523

Internet Software & Services (3.2%)
Akamai Technologies, Inc.*	19,237	736,008
AOL, Inc.*	2,519	88,744
Baidu, Inc. (ADR)*	121,032	14,138,958
eBay, Inc.*	134,577	6,514,873
Equinix, Inc.*	79,571	16,395,604
Facebook, Inc., Class A*	48,939	1,059,529
Google, Inc., Class A*	30,078	22,693,851
IAC/InterActiveCorp	1,439	74,914
LinkedIn Corp., Class A*	7,189	865,556
Rackspace Hosting, Inc.*	12,673	837,559
VeriSign, Inc.*	16,888	822,277

		64,227,873

IT Services (5.0%)
Accenture plc, Class A	309,067	21,643,962
Alliance Data Systems Corp.*	5,851	830,550
Automatic Data Processing, Inc.	56,827	3,333,472
Broadridge Financial Solutions, Inc.	14,476	337,725
Cognizant Technology Solutions Corp., Class A*	35,379	2,473,700
DST Systems, Inc.	614	34,728
Fiserv, Inc.*	13,114	970,830
FleetCor Technologies, Inc.*	5,614	251,507
Gartner, Inc.*	10,838	499,523
Genpact Ltd.	11,958	199,460
Global Payments, Inc.	9,121	381,532
International Business Machines Corp.	126,654	26,274,372
Jack Henry & Associates, Inc.	10,137	384,192
Lender Processing Services, Inc.	9,783	272,848
Mastercard, Inc., Class A	12,612	5,694,066
NeuStar, Inc., Class A*	7,741	309,872
Paychex, Inc.	35,098	1,168,412
SAIC, Inc.	11,826	142,385
Teradata Corp.*	19,601	1,478,111
Total System Services, Inc.	16,143	382,589
Vantiv, Inc., Class A*	4,639	99,971
VeriFone Systems, Inc.*	12,484	347,679
Visa, Inc., Class A	246,387	33,084,846
Western Union Co.	71,219	1,297,610

		101,893,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	964	$36,189

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	72,414	244,035
Altera Corp.	37,487	1,273,996
Analog Devices, Inc.	2,983	116,904
Atmel Corp.*	4,437	23,338
Avago Technologies Ltd.	26,667	929,745
Broadcom Corp., Class A*	39,693	1,372,584
Cypress Semiconductor Corp.*	10,536	112,946
Freescale Semiconductor Ltd.*	5,576	53,028
Intel Corp.	434,329	9,850,582
Lam Research Corp.*	6,618	210,353
Linear Technology Corp.	26,747	851,892
LSI Corp.*	66,099	456,744
Maxim Integrated Products, Inc.	16,975	451,874
Microchip Technology, Inc.	22,492	736,388
Silicon Laboratories, Inc.*	4,600	169,096
Skyworks Solutions, Inc.*	19,633	462,652
Teradyne, Inc.*	2,657	37,782
Texas Instruments, Inc.	89,351	2,461,620
Xilinx, Inc.	30,663	1,024,451

		20,840,010

Software (3.6%)
Adobe Systems, Inc.*	33,030	1,072,154
ANSYS, Inc.*	10,823	794,408
Ariba, Inc.*	11,394	510,451
Autodesk, Inc.*	26,847	895,884
BMC Software, Inc.*	18,716	776,527
CA, Inc.	2,379	61,295
Cadence Design Systems, Inc.*	31,909	410,509
Citrix Systems, Inc.*	21,634	1,656,515
Compuware Corp.*	1,358	13,458
Concur Technologies, Inc.*	5,292	390,179
FactSet Research Systems, Inc.	5,219	503,216
Fortinet, Inc.*	15,160	365,962
Informatica Corp.*	12,578	437,840
Intuit, Inc.	34,122	2,009,103
MICROS Systems, Inc.*	9,334	458,486
Microsoft Corp.	874,598	26,045,528
NetSuite, Inc.*	3,609	230,254
Nuance Communications, Inc.*	28,075	698,787
Oracle Corp.	443,955	13,980,143
Red Hat, Inc.*	22,408	1,275,912
Rovi Corp.*	2,676	38,829
Salesforce.com, Inc.*	16,118	2,461,057
ServiceNow, Inc.*	1,311	50,710
SolarWinds, Inc.*	7,155	398,820
Solera Holdings, Inc.	8,034	352,452
Splunk, Inc.*	1,824	66,977
Symantec Corp.*	4,833	86,994
Synopsys, Inc.*	1,279	42,233
TIBCO Software, Inc.*	19,165	579,358
VMware, Inc., Class A*	154,779	14,973,321
Zynga, Inc., Class A*	15,423	43,801

		71,681,163

Total Information Technology		430,051,855

Materials (2.5%)
Chemicals (2.3%)
Airgas, Inc.	7,979	656,672
Albemarle Corp.	5,820	306,598
Celanese Corp.	18,172	688,900
CF Industries Holdings, Inc.	1,690	375,586
E.I. du Pont de Nemours & Co.	108,876	5,473,196
Eastman Chemical Co.	14,548	829,381
Ecolab, Inc.	30,215	1,958,234
FMC Corp.	15,933	882,369
International Flavors & Fragrances, Inc.	9,419	561,184
Intrepid Potash, Inc.*	3,020	64,870
LyondellBasell Industries N.V., Class A	2,758	142,478
Monsanto Co.	269,610	24,539,902
NewMarket Corp.	1,009	248,698
PPG Industries, Inc.	17,694	2,031,979
Praxair, Inc.	34,705	3,605,155
Rockwood Holdings, Inc.	2,431	113,285
RPM International, Inc.	6,018	171,754
Scotts Miracle-Gro Co., Class A	4,366	189,790
Sherwin-Williams Co.	10,092	1,502,800
Sigma-Aldrich Corp.	14,046	1,010,891
Valspar Corp.	10,818	606,890
W.R. Grace & Co.*	7,924	468,150
Westlake Chemical Corp.	516	37,699

		46,466,461

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	2,684	222,423

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,631	136,049
Ball Corp.	18,205	770,254
Crown Holdings, Inc.*	4,203	154,460
Owens-Illinois, Inc.*	14,092	264,366
Packaging Corp. of America	10,446	379,190
Rock-Tenn Co., Class A	956	69,004
Silgan Holdings, Inc.	5,655	246,049

		2,019,372

Metals & Mining (0.1%)
Allied Nevada Gold Corp.*	10,444	407,943
Carpenter Technology Corp.	407	21,294
Compass Minerals International, Inc.	3,822	285,083
Molycorp, Inc.*	1,992	22,908
Royal Gold, Inc.	6,827	681,744
Southern Copper Corp.	14,104	484,614
Steel Dynamics, Inc.	5,567	62,517
Tahoe Resources, Inc.*	2,133	43,428

		2,009,531

Total Materials		50,717,787

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.8%)
Level 3 Communications, Inc.*	9,604	220,604
tw telecom, Inc.*	17,487	455,886
Verizon Communications, Inc.	330,105	15,042,885
Windstream Corp.	40,605	410,516

		16,129,891

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	34,045	2,182,285
SBA Communications Corp., Class A*	14,091	886,324

		3,068,609

Total Telecommunication Services		19,198,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	5,969	$451,137

Gas Utilities (0.1%)
ONEOK, Inc.	24,150	1,166,687
Questar Corp.	4,716	95,876

		1,262,563

Water Utilities (0.0%)
Aqua America, Inc.	1,732	42,884

Total Utilities		1,756,584

Total Common Stocks (71.7%) (Cost $963,082,425)		1,442,861,854

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.0%)
iShares Morningstar Large Core Index Fund	5,123	419,266
iShares Morningstar Large Growth Index Fund‡	716,265	56,692,375
iShares Morningstar Large Value Index Fund	3,968	259,507
iShares NYSE 100 Index Fund	5,794	390,400
iShares Russell 1000 Growth Index Fund	1,100,873	73,428,229
iShares Russell 1000 Index Fund	3,225	256,259
iShares Russell 1000 Value Index Fund	7,290	526,192
iShares S&P 100 Index Fund	2,587	171,932
iShares S&P 500 Growth Index Fund	406,350	31,634,347
iShares S&P 500 Index Fund	2,179	314,648
iShares S&P 500 Value Index Fund	8,104	533,162
Vanguard Growth ETF	512,322	37,092,113
Vanguard Value ETF	5,800	340,576

Total Investment Companies (10.0%) (Cost $142,584,335)		202,059,006

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Liberty Ventures, expiring 10/10/12* (Cost $—)	156	2,112

Total Investments (81.7%) (Cost $1,105,666,760)		1,644,922,972
Other Assets Less Liabilities (18.3%)		369,365,534

Net Assets (100%)		$2,014,288,506

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
iShares Morningstar Large Growth Index Fund	$47,864,202	$420,224	$1,073,349	$56,692,375	$372,985	$135,422

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,197	December-12	$66,700,454	$66,840,480	$140,026
S&P 500 E-Mini Index	3,757	December-12	268,207,834	269,414,470	1,206,636

					$1,346,662

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$311,925,144	$—	$—	$311,925,144
Consumer Staples	139,090,445	—	—	139,090,445
Energy	55,614,178	—	—	55,614,178
Financials	107,787,439	—	—	107,787,439
Health Care	200,700,306	—	—	200,700,306
Industrials	126,019,616	—	—	126,019,616
Information Technology	430,051,855	—	—	430,051,855
Materials	50,717,787	—	—	50,717,787
Telecommunication Services	19,198,500	—	—	19,198,500
Utilities	1,756,584	—	—	1,756,584
Futures	1,346,662	—	—	1,346,662
Investment Companies
Exchange Traded Funds (ETFs)	202,059,006	—	—	202,059,006
Rights
Consumer Discretionary	2,112	—	—	2,112
Total Assets	$1,646,269,634	$—	$—	$1,646,269,634

Total Liabilities	$—	$—	$—	$—

Total	$1,646,269,634	$—	$—	$1,646,269,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$377,952,362
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$884,538,041

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$511,863,832
Aggregate gross unrealized depreciation	(14,110,473)

Net unrealized appreciation	$497,753,359

Federal income tax cost of investments	$1,147,169,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.4%)
Johnson Controls, Inc.	32,286	$884,636
Lear Corp.	4,840	182,904
TRW Automotive Holdings Corp.*	4,915	214,835
Visteon Corp.*	2,200	97,812

		1,380,187

Automobiles (0.7%)
Ford Motor Co.	176,700	1,742,262
General Motors Co.*	36,400	828,100
Thor Industries, Inc.	1,900	69,008

		2,639,370

Diversified Consumer Services (0.1%)
DeVry, Inc.	3,100	70,556
H&R Block, Inc.	5,159	89,405
Service Corp. International	10,232	137,723

		297,684

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	19,788	721,075
Choice Hotels International, Inc.	1,247	39,891
Hyatt Hotels Corp., Class A*	2,025	81,304
International Game Technology	5,100	66,759
Marriott International, Inc., Class A	900	35,190
MGM Resorts International*	18,916	203,347
Penn National Gaming, Inc.*	2,837	122,275
Royal Caribbean Cruises Ltd.	7,194	217,331
Wendy’s Co.	11,948	54,363

		1,541,535

Household Durables (0.7%)
D.R. Horton, Inc.	12,227	252,365
Garmin Ltd.	4,785	199,726
Harman International Industries, Inc.	3,324	153,436
Jarden Corp.	2,915	154,029
Leggett & Platt, Inc.	6,662	166,883
Lennar Corp., Class A	7,700	267,729
Mohawk Industries, Inc.*	2,727	218,215
Newell Rubbermaid, Inc.	13,935	266,019
PulteGroup, Inc.*	15,697	243,303
Toll Brothers, Inc.*	6,875	228,456
Whirlpool Corp.	3,716	308,094

		2,458,255

Internet & Catalog Retail ( 0.2%)
Expedia, Inc.	1,600	92,544
Liberty Interactive Corp.*	22,789	421,596
Liberty Ventures*	1,539	76,396

		590,536

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	700	26,719
Mattel, Inc.	3,623	128,544

		155,263

Media (3.3%)
Cablevision Systems Corp. - New York Group, Class A	8,500	134,725
CBS Corp., Class B	25,566	928,813
Clear Channel Outdoor Holdings, Inc., Class A*	816	4,880
Comcast Corp., Class A	66,700	2,385,859
DISH Network Corp., Class A	2,124	65,016
DreamWorks Animation SKG, Inc., Class A*	2,900	55,767
Gannett Co., Inc.	11,173	198,321
Interpublic Group of Cos., Inc.	19,800	220,176
John Wiley & Sons, Inc., Class A	1,300	59,735
Lamar Advertising Co., Class A*	504	18,678
Liberty Media Corp. - Liberty Capital*	4,786	498,557
Madison Square Garden Co., Class A*	2,786	112,192
News Corp., Class A	64,720	1,587,581
Regal Entertainment Group, Class A	2,352	33,093
Thomson Reuters Corp.	17,643	509,177
Time Warner, Inc.	45,245	2,050,956
Walt Disney Co.	53,363	2,789,817
Washington Post Co., Class B	163	59,174

		11,712,517

Multiline Retail (1.0%)
Dillard’s, Inc., Class A	1,400	101,248
J.C. Penney Co., Inc.	7,559	183,608
Kohl’s Corp.	10,741	550,154
Macy’s, Inc.	17,090	642,926
Sears Holdings Corp.*	1,702	94,444
Target Corp.	29,600	1,878,712

		3,451,092

Specialty Retail (0.9%)
Aaron’s, Inc.	667	18,549
Abercrombie & Fitch Co., Class A	4,060	137,715
American Eagle Outfitters, Inc.	2,129	44,879
AutoNation, Inc.*	707	30,875
Best Buy Co., Inc.	12,500	214,875
CarMax, Inc.*	9,000	254,700
Chico’s FAS, Inc.	2,400	43,464
Foot Locker, Inc.	5,691	202,031
GameStop Corp., Class A	5,592	117,432
Guess?, Inc.	3,100	78,802
Lowe’s Cos., Inc.	49,036	1,482,849
Sally Beauty Holdings, Inc.*	700	17,563
Signet Jewelers Ltd.	3,871	188,750
Staples, Inc.	32,800	377,856
Tiffany & Co.	1,000	61,880
Williams-Sonoma, Inc.	1,800	79,146

		3,351,366

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	700	25,648
PVH Corp.	300	28,116

		53,764

Total Consumer Discretionary		27,631,569

Consumer Staples (7.1%)
Beverages (0.4%)
Beam, Inc.	7,447	428,500
Brown-Forman Corp., Class B	852	55,593
Coca-Cola Enterprises, Inc.	13,199	412,733
Constellation Brands, Inc., Class A*	6,750	218,363
Molson Coors Brewing Co., Class B	6,049	272,507

		1,387,696

Food & Staples Retailing (1.6%)
CVS Caremark Corp.	48,175	2,332,633
Safeway, Inc.	9,884	159,034
Sysco Corp.	13,200	412,764
Walgreen Co.	40,598	1,479,391
Wal-Mart Stores, Inc.	16,782	1,238,512

		5,622,334

Food Products (2.0%)
Archer-Daniels-Midland Co.	31,316	851,169
Bunge Ltd.	6,911	463,383
Campbell Soup Co.	1,734	60,378
ConAgra Foods, Inc.	19,735	544,489
Dean Foods Co.*	1,202	19,653
General Mills, Inc.	6,672	265,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Green Mountain Coffee Roasters, Inc.*	1,000	$23,750
H.J. Heinz Co.	5,691	318,411
Hillshire Brands Co.	800	21,424
Hormel Foods Corp.	2,751	80,439
Ingredion, Inc.	2,829	156,048
J.M. Smucker Co.	5,319	459,189
Kellogg Co.	515	26,605
Kraft Foods, Inc., Class A	79,262	3,277,484
Ralcorp Holdings, Inc.*	2,690	196,370
Smithfield Foods, Inc.*	6,936	136,292
Tyson Foods, Inc., Class A	13,824	221,460

		7,122,423

Household Products (2.6%)
Church & Dwight Co., Inc.	2,500	134,975
Clorox Co.	5,804	418,178
Colgate-Palmolive Co.	1,846	197,928
Energizer Holdings, Inc.	3,094	230,843
Kimberly-Clark Corp.	2,005	171,989
Procter & Gamble Co.	120,171	8,335,061

		9,488,974

Personal Products (0.0%)
Avon Products, Inc.	4,700	74,965

Tobacco (0.5%)
Altria Group, Inc.	21,633	722,326
Philip Morris International, Inc.	6,563	590,276
Reynolds American, Inc.	10,396	450,563

		1,763,165

Total Consumer Staples		25,459,557

Energy (16.6%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	1,977	89,855
Baker Hughes, Inc.	20,849	943,000
Cameron International Corp.*	2,708	151,838
Diamond Offshore Drilling, Inc.	3,225	212,237
Halliburton Co.	29,900	1,007,331
Helmerich & Payne, Inc.	3,556	169,301
McDermott International, Inc.*	11,178	136,595
Nabors Industries Ltd.*	14,153	198,567
National Oilwell Varco, Inc.	15,549	1,245,630
Oil States International, Inc.*	350	27,811
Patterson-UTI Energy, Inc.	6,957	110,199
Rowan Cos., plc, Class A*	5,928	200,189
SEACOR Holdings, Inc.*	506	42,180
Superior Energy Services, Inc.*	7,500	153,900
Tidewater, Inc.	2,539	123,218
Unit Corp.*	2,177	90,345

		4,902,196

Oil, Gas & Consumable Fuels (15.2%)
Alpha Natural Resources, Inc.*	10,492	68,932
Anadarko Petroleum Corp.	23,586	1,649,133
Apache Corp.	18,558	1,604,710
Cheniere Energy, Inc.*	3,100	48,205
Chesapeake Energy Corp.	31,497	594,348
Chevron Corp.	93,307	10,875,864
Cimarex Energy Co.	4,100	240,055
Cobalt International Energy, Inc.*	446	9,932
ConocoPhillips	59,770	3,417,649
CONSOL Energy, Inc.	10,800	324,540
Denbury Resources, Inc.*	18,584	300,317
Devon Energy Corp.	19,035	1,151,617
Energen Corp.	3,540	185,531
EQT Corp.	6,305	371,995
EXCO Resources, Inc.	5,900	47,259
Exxon Mobil Corp.	220,999	20,210,359
Hess Corp.	14,418	774,535
HollyFrontier Corp.	9,800	404,446
Marathon Oil Corp.	33,548	992,014
Marathon Petroleum Corp.	16,174	882,939
Murphy Oil Corp.	9,187	493,250
Newfield Exploration Co.*	6,370	199,508
Noble Energy, Inc.	6,579	609,939
Occidental Petroleum Corp.	38,310	3,296,959
Peabody Energy Corp.	12,900	287,541
Phillips 66	29,435	1,364,901
Pioneer Natural Resources Co.	969	101,164
Plains Exploration & Production Co.*	5,930	222,197
QEP Resources, Inc.	8,454	267,654
SandRidge Energy, Inc.*	23,300	162,401
SM Energy Co.	597	32,304
Southwestern Energy Co.*	10,900	379,102
Spectra Energy Corp.	31,007	910,366
Sunoco, Inc.	622	29,128
Teekay Corp.	1,833	57,190
Tesoro Corp.	6,652	278,719
Ultra Petroleum Corp.*	7,300	160,454
Valero Energy Corp.	26,286	832,740
Whiting Petroleum Corp.*	4,800	227,424
World Fuel Services Corp.	2,300	81,903
WPX Energy, Inc.*	9,801	162,599

		54,311,823

Total Energy		59,214,019

Financials (26.0%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*	600	73,800
American Capital Ltd.*	16,000	181,440
Ameriprise Financial, Inc.	10,410	590,143
Ares Capital Corp.	11,734	201,121
Bank of New York Mellon Corp.	56,099	1,268,959
BlackRock, Inc.	2,764	492,821
Charles Schwab Corp.	51,100	653,569
E*TRADE Financial Corp.*	12,722	112,081
Federated Investors, Inc., Class B	907	18,766
Franklin Resources, Inc.	5,100	637,857
Goldman Sachs Group, Inc.	23,227	2,640,445
Invesco Ltd.	21,331	533,062
Janus Capital Group, Inc.	9,382	88,566
Jefferies Group, Inc.	6,478	88,684
Legg Mason, Inc.	6,926	170,934
LPL Financial Holdings, Inc.	257	7,335
Morgan Stanley	72,467	1,213,097
Northern Trust Corp.	10,281	477,192
Raymond James Financial, Inc.	5,392	197,617
State Street Corp.	23,228	974,647
TD Ameritrade Holding Corp.	11,000	169,070

		10,791,206

Commercial Banks (5.6%)
Associated Banc-Corp	8,202	108,020
Bank of Hawaii Corp.	2,124	96,897
BankUnited, Inc.	1,800	44,298
BB&T Corp.	33,233	1,102,006
BOK Financial Corp.	1,096	64,774
CapitalSource, Inc.	10,949	82,993
CIT Group, Inc.*	9,512	374,678
City National Corp./California	2,187	112,652
Comerica, Inc.	9,105	282,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Commerce Bancshares, Inc./Missouri	3,597	$145,067
Cullen/Frost Bankers, Inc.	2,547	146,274
East West Bancorp, Inc.	6,834	144,334
Fifth Third Bancorp	43,688	677,601
First Citizens BancShares, Inc./North Carolina, Class A	263	42,843
First Horizon National Corp.	11,184	107,702
First Niagara Financial Group, Inc.	17,458	141,235
First Republic Bank/California	4,800	165,408
Fulton Financial Corp.	9,695	95,593
Huntington Bancshares, Inc./Ohio	41,425	285,833
KeyCorp	45,212	395,153
M&T Bank Corp.	6,044	575,147
PNC Financial Services Group, Inc.	25,089	1,583,116
Popular, Inc.*	4,732	82,479
Regions Financial Corp.	65,968	475,629
Signature Bank/New York*	1,900	127,452
SunTrust Banks, Inc.	25,574	722,977
SVB Financial Group*	2,100	126,966
Synovus Financial Corp.	35,338	83,751
TCF Financial Corp.	7,849	93,717
U.S. Bancorp	89,450	3,068,135
Valley National Bancorp	9,472	94,909
Wells Fargo & Co.	231,834	8,005,228
Zions Bancorp	8,768	181,103

		19,836,680

Consumer Finance (1.1%)
American Express Co.	17,000	966,620
Capital One Financial Corp.	27,530	1,569,485
Discover Financial Services	25,219	1,001,951
SLM Corp	23,189	364,531

		3,902,587

Diversified Financial Services ( 5.0%)
Bank of America Corp.	509,572	4,499,521
CBOE Holdings, Inc.	300	8,826
Citigroup, Inc.	138,642	4,536,366
CME Group, Inc.	15,600	893,880
Interactive Brokers Group, Inc., Class A	1,419	19,894
JPMorgan Chase & Co.	180,104	7,290,610
Leucadia National Corp.	7,166	163,027
NASDAQ OMX Group, Inc.	5,174	120,528
NYSE Euronext	12,050	297,033

		17,829,685

Insurance (6.9%)
ACE Ltd.	16,058	1,213,985
Aflac, Inc.	22,215	1,063,654
Alleghany Corp.*	780	269,053
Allied World Assurance Co. Holdings AG	821	63,422
Allstate Corp.	23,288	922,438
American Financial Group, Inc./Ohio	3,891	147,469
American International Group, Inc.*	30,606	1,003,571
American National Insurance Co.	282	20,256
Aon plc	14,207	742,884
Arch Capital Group Ltd.*	5,701	237,618
Aspen Insurance Holdings Ltd.	3,401	103,696
Assurant, Inc.	3,661	136,555
Assured Guaranty Ltd.	7,654	104,247
Axis Capital Holdings Ltd.	5,206	181,793
Berkshire Hathaway, Inc., Class B*	84,098	7,417,444
Brown & Brown, Inc.	5,085	132,566
Chubb Corp.	12,806	976,842
Cincinnati Financial Corp.	7,056	267,352
CNA Financial Corp.	1,060	28,408
Endurance Specialty Holdings Ltd.	2,004	77,154
Everest Reinsurance Group Ltd.	2,512	268,683
Fidelity National Financial, Inc., Class A	10,637	227,525
Genworth Financial, Inc., Class A*	23,434	122,560
Hanover Insurance Group, Inc.	1,159	43,184
Hartford Financial Services Group, Inc.	20,999	408,221
HCC Insurance Holdings, Inc.	4,758	161,249
Kemper Corp.	2,478	76,099
Lincoln National Corp.	13,614	329,323
Loews Corp.	14,785	610,029
Markel Corp.*	465	213,198
Marsh & McLennan Cos., Inc.	5,443	184,681
MBIA, Inc.*	7,145	72,379
Mercury General Corp.	1,274	49,240
MetLife, Inc.	40,030	1,379,434
Old Republic International Corp.	12,184	113,311
PartnerReinsurance Ltd.	3,093	229,748
Principal Financial Group, Inc.	13,984	376,729
ProAssurance Corp.	1,500	135,660
Progressive Corp.	29,085	603,223
Protective Life Corp.	4,043	105,967
Prudential Financial, Inc.	22,111	1,205,271
Reinsurance Group of America, Inc.	3,403	196,932
RenaissanceReinsurance Holdings Ltd.	2,451	188,825
StanCorp Financial Group, Inc.	1,968	61,480
Torchmark Corp.	4,708	241,756
Travelers Cos., Inc.	10,475	715,023
Unum Group	13,189	253,493
Validus Holdings Ltd.	3,527	119,601
W. R. Berkley Corp.	5,064	189,849
White Mountains Insurance Group Ltd.	246	126,282
XL Group plc	14,945	359,128

		24,478,490

Real Estate Investment Trusts (REITs) (4.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,942	216,296
American Campus Communities, Inc. (REIT)	3,800	166,744
American Capital Agency Corp. (REIT)	16,200	560,358
Annaly Capital Management, Inc. (REIT)	46,195	777,924
Apartment Investment & Management Co. (REIT), Class A	1,764	45,846
AvalonBay Communities, Inc. (REIT)	4,557	619,706
BioMed Realty Trust, Inc. (REIT)	7,300	136,656
Boston Properties, Inc. (REIT)	5,929	655,807
Brandywine Realty Trust (REIT)	7,053	85,976
BRE Properties, Inc. (REIT)	2,572	120,601
Camden Property Trust (REIT)	988	63,716
CBL & Associates Properties, Inc. (REIT)	7,100	151,514
Chimera Investment Corp. (REIT)	45,894	124,373
CommonWealth REIT (REIT)	3,717	54,120
Corporate Office Properties Trust/Maryland (REIT)	3,467	83,104
DDR Corp. (REIT)	11,212	172,216
Douglas Emmett, Inc. (REIT)	6,649	153,392
Duke Realty Corp. (REIT)	12,902	189,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Lifestyle Properties, Inc. (REIT)	300	$20,436
Equity Residential (REIT)	13,209	759,914
Extra Space Storage, Inc. (REIT)	1,800	59,850
Federal Realty Investment Trust (REIT)	688	72,446
General Growth Properties, Inc. (REIT)	25,059	488,149
Hatteras Financial Corp. (REIT)	4,600	129,674
HCP, Inc. (REIT)	18,591	826,928
Health Care REIT, Inc. (REIT)	10,770	621,967
Home Properties, Inc. (REIT)	1,100	67,397
Hospitality Properties Trust (REIT)	5,891	140,088
Host Hotels & Resorts, Inc. (REIT)	33,590	539,120
Kilroy Realty Corp. (REIT)	3,300	147,774
Kimco Realty Corp. (REIT)	19,533	395,934
Liberty Property Trust (REIT)	4,922	178,373
Macerich Co. (REIT)	6,270	358,832
Mack-Cali Realty Corp. (REIT)	4,185	111,321
MFA Financial, Inc. (REIT)	17,000	144,500
National Retail Properties, Inc. (REIT)	5,100	155,550
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,130	140,974
Post Properties, Inc. (REIT)	1,500	71,940
Prologis, Inc. (REIT)	21,886	766,667
Rayonier, Inc. (REIT)	1,200	58,812
Realty Income Corp. (REIT)	6,326	258,670
Regency Centers Corp. (REIT)	1,725	84,059
Retail Properties of America, Inc. (REIT), Class A	4,000	45,280
Senior Housing Properties Trust (REIT)	8,079	175,961
Simon Property Group, Inc. (REIT)	2,284	346,734
SL Green Realty Corp. (REIT)	4,270	341,899
Taubman Centers, Inc. (REIT)	1,901	145,864
UDR, Inc. (REIT)	11,712	290,692
Ventas, Inc. (REIT)	13,736	855,066
Vornado Realty Trust (REIT)	8,856	717,779
Weingarten Realty Investors (REIT)	5,702	160,283
Weyerhaeuser Co. (REIT)	17,333	453,085

		14,510,026

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	1,899	56,077
Forest City Enterprises, Inc., Class A*	6,760	107,146
Howard Hughes Corp.*	1,247	88,599
Jones Lang LaSalle, Inc.	2,100	160,335
St. Joe Co.*	2,705	52,748

		464,905

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	7,785	93,109
Hudson City Bancorp, Inc.	25,044	199,350
New York Community Bancorp, Inc.	20,695	293,041
People’s United Financial, Inc.	13,610	165,226
TFS Financial Corp.*	4,043	36,670
Washington Federal, Inc.	5,059	84,384

		871,780

Total Financials		92,685,359

Health Care (11.5%)
Health Care Equipment & Supplies (1.7%)
Alere, Inc.*	3,676	71,645
Baxter International, Inc.	2,256	135,947
Becton, Dickinson and Co.	700	54,992
Boston Scientific Corp.*	67,945	390,004
CareFusion Corp.*	10,552	299,571
Cooper Cos., Inc.	1,626	153,592
Covidien plc	21,500	1,277,530
DENTSPLY International, Inc.	3,700	141,118
Hill-Rom Holdings, Inc.	2,905	84,419
Hologic, Inc.*	12,528	253,567
Medtronic, Inc.	46,143	1,989,686
Sirona Dental Systems, Inc.*	2,200	125,312
St. Jude Medical, Inc.	3,400	143,242
Stryker Corp.	3,900	217,074
Teleflex, Inc.	1,972	135,753
Zimmer Holdings, Inc.	7,559	511,140

		5,984,592

Health Care Providers & Services (2.2%)
Aetna, Inc.	16,533	654,707
AMERIGROUP Corp.*	600	54,858
Brookdale Senior Living, Inc.*	4,668	108,391
Cardinal Health, Inc.	7,578	295,315
Cigna Corp.	13,523	637,880
Community Health Systems, Inc.*	4,281	124,748
Coventry Health Care, Inc.	6,201	258,520
HCA Holdings, Inc.	2,800	93,100
Health Management Associates, Inc., Class A*	12,200	102,358
Health Net, Inc.*	4,041	90,963
Henry Schein, Inc.*	1,800	142,686
Humana, Inc.	7,732	542,400
LifePoint Hospitals, Inc.*	2,333	99,806
MEDNAX, Inc.*	2,300	171,235
Omnicare, Inc.	5,523	187,616
Patterson Cos., Inc.	300	10,272
Quest Diagnostics, Inc.	6,610	419,272
Tenet Healthcare Corp.*	18,895	118,471
UnitedHealth Group, Inc.	49,092	2,720,188
Universal Health Services, Inc., Class B	4,000	182,920
VCA Antech, Inc.*	3,900	76,947
WellPoint, Inc.	14,726	854,255

		7,946,908

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	7,500	93,225

Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A*	1,010	107,787
Charles River Laboratories International, Inc.*	900	35,640
Covance, Inc.*	2,500	116,725
Life Technologies Corp.*	7,642	373,541
PerkinElmer, Inc.	5,315	156,633
QIAGEN N.V.*	11,100	205,461
Thermo Fisher Scientific, Inc.	17,295	1,017,465

		2,013,252

Pharmaceuticals (7.0%)
Abbott Laboratories	3,934	269,715
Bristol-Myers Squibb Co.	7,374	248,872
Eli Lilly and Co.	30,945	1,467,102
Endo Health Solutions, Inc.*	2,100	66,612
Forest Laboratories, Inc.*	12,606	448,900
Hospira, Inc.*	7,900	259,278
Johnson & Johnson	100,702	6,939,375
Merck & Co., Inc.	143,872	6,488,627
Mylan, Inc.*	1,677	40,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	354,302	$8,804,405

		25,033,805

Total Health Care		41,071,782

Industrials (9.0%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.	1,652	82,782
Boeing Co.	3,442	239,632
Engility Holdings, Inc.*	780	14,391
Exelis, Inc.	9,413	97,330
General Dynamics Corp.	15,103	998,610
Huntington Ingalls Industries, Inc.*	2,236	94,024
L-3 Communications Holdings, Inc.	4,680	335,603
Lockheed Martin Corp.	1,335	124,662
Northrop Grumman Corp.	11,977	795,632
Raytheon Co.	15,832	904,957
Spirit AeroSystems Holdings, Inc., Class A*	4,299	95,481
Textron, Inc.	12,639	330,763
Triumph Group, Inc.	1,600	100,048

		4,213,915

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	1,000	36,360
FedEx Corp.	14,035	1,187,642
UTi Worldwide, Inc.	4,926	66,353

		1,290,355

Airlines (0.1%)
Copa Holdings S.A., Class A	305	24,787
Delta Air Lines, Inc.*	14,600	133,736
Southwest Airlines Co.	29,449	258,268

		416,791

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	6,347	171,433
Owens Corning, Inc.*	5,568	186,305

		357,738

Commercial Services & Supplies (0.9%)
Avery Dennison Corp.	4,681	148,949
Cintas Corp.	2,882	119,459
Corrections Corp. of America	4,796	160,426
Covanta Holding Corp.	4,804	82,437
Iron Mountain, Inc.	300	10,233
KAR Auction Services, Inc.*	1,262	24,912
Pitney Bowes, Inc.	3,084	42,621
R.R. Donnelley & Sons Co.	8,553	90,662
Republic Services, Inc.	14,432	397,024
Tyco International Ltd.	21,925	1,233,500
Waste Connections, Inc.	5,470	165,468
Waste Management, Inc.	22,049	707,332

		3,183,023

Construction & Engineering (0.3%)
AECOM Technology Corp.*	5,388	114,010
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	1,783	67,915
Fluor Corp.	2,000	112,560
Jacobs Engineering Group, Inc.*	6,078	245,734
KBR, Inc.	6,782	202,239
Quanta Services, Inc.*	9,564	236,231
Shaw Group, Inc.*	3,081	134,393
URS Corp.	3,417	120,654

		1,233,736

Electrical Equipment (0.2%)
Cooper Industries plc	2,300	172,638
Emerson Electric Co.	5,500	265,485
General Cable Corp.*	2,175	63,901
GrafTech International Ltd.*	4,900	44,051
Hubbell, Inc., Class B	490	39,563
Regal-Beloit Corp.	1,752	123,481

		709,119

Industrial Conglomerates (3.6%)
3M Co.	3,300	304,986
Carlisle Cos., Inc.	2,729	141,690
Danaher Corp.	18,200	1,003,730
General Electric Co.	500,654	11,369,852

		12,820,258

Machinery (1.5%)
AGCO Corp.*	4,721	224,153
CNH Global N.V.*	1,262	48,928
Colfax Corp.*	1,600	58,672
Crane Co.	2,241	89,483
Dover Corp.	8,723	518,931
Eaton Corp.	16,092	760,508
Flowserve Corp.	205	26,187
Gardner Denver, Inc.	2,400	144,984
Harsco Corp.	3,436	70,541
IDEX Corp.	3,260	136,170
Illinois Tool Works, Inc.	1,000	59,470
Ingersoll-Rand plc	2,531	113,439
ITT Corp.	3,306	66,616
Kennametal, Inc.	3,608	133,785
Manitowoc Co., Inc.	1,000	13,340
Navistar International Corp.*	2,900	61,161
Nordson Corp.	100	5,862
Oshkosh Corp.*	4,300	117,949
PACCAR, Inc.	13,100	524,328
Parker Hannifin Corp.	3,966	331,478
Pentair, Inc.	4,676	208,129
Snap-on, Inc.	2,190	157,395
SPX Corp.	1,759	115,056
Stanley Black & Decker, Inc.	8,068	615,185
Terex Corp.*	4,968	112,177
Timken Co.	3,766	139,945
Trinity Industries, Inc.	3,703	110,979
WABCO Holdings, Inc.*	300	17,301
Xylem, Inc.	7,813	196,497

		5,178,649

Marine (0.0%)
Kirby Corp.*	709	39,194
Matson, Inc.	1,899	39,708

		78,902

Professional Services (0.2%)
Dun & Bradstreet Corp.	700	55,734
Equifax, Inc.	537	25,013
Manpower, Inc.	3,867	142,306
Nielsen Holdings N.V.*	4,330	129,813
Towers Watson & Co., Class A	2,920	154,906
Verisk Analytics, Inc., Class A*	1,000	47,610

		555,382

Road & Rail (0.4%)
Con-way, Inc.	1,195	32,707
CSX Corp.	16,000	332,000
Hertz Global Holdings, Inc.*	5,100	70,023
Kansas City Southern	1,150	87,147
Norfolk Southern Corp.	15,501	986,329
Ryder System, Inc.	2,409	94,095

		1,602,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.1%)
Air Lease Corp.*	3,200	$65,280
GATX Corp.	2,177	92,392
MRC Global, Inc.*	100	2,459
WESCO International, Inc.*	2,092	119,662

		279,793

Total Industrials		31,919,962

Information Technology (6.3%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	21,808	128,994
Cisco Systems, Inc.	253,300	4,835,497
EchoStar Corp., Class A*	1,359	38,949
Harris Corp.	3,800	194,636
JDS Uniphase Corp.*	11,000	136,235
Juniper Networks, Inc.*	25,200	431,172
Polycom, Inc.*	8,500	83,895

		5,849,378

Computers & Peripherals (1.0%)
Dell, Inc.	70,100	691,186
Diebold, Inc.	2,757	92,939
Hewlett-Packard Co	93,100	1,588,286
Lexmark International, Inc., Class A	3,577	79,588
NetApp, Inc.*	5,700	187,416
SanDisk Corp.*	11,600	503,788
Western Digital Corp.	6,648	257,477

		3,400,680

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	5,295	178,495
Avnet, Inc.*	6,858	199,499
AVX Corp.	1,997	19,151
Corning, Inc.	72,167	948,996
Dolby Laboratories, Inc., Class A*	1,000	32,750
FLIR Systems, Inc.	1,400	27,965
Ingram Micro, Inc., Class A*	7,079	107,813
Itron, Inc.*	1,765	76,160
Jabil Circuit, Inc.	7,218	135,121
Molex, Inc.	6,519	171,319
Tech Data Corp.*	1,903	86,206
Vishay Intertechnology, Inc.*	6,908	67,906

		2,051,381

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	600	22,956
AOL, Inc.*	3,447	121,438
IAC/InterActiveCorp	3,179	165,499
VeriSign, Inc.*	600	29,214
Yahoo!, Inc.*	57,282	915,080

		1,254,187

IT Services (0.4%)
Amdocs Ltd.	7,971	262,963
Booz Allen Hamilton Holding Corp.	1,600	22,160
Computer Sciences Corp.	7,441	239,675
CoreLogic, Inc.*	5,035	133,579
DST Systems, Inc.	1,300	73,528
Fidelity National Information Services, Inc.	12,052	376,263
Fiserv, Inc.*	1,078	79,804
Genpact Ltd.	1,500	25,020
Paychex, Inc.	1,000	33,290
SAIC, Inc.	9,000	108,360
Total System Services, Inc.	1,056	25,027

		1,379,669

Office Electronics (0.2%)
Xerox Corp.	64,100	470,494
Zebra Technologies Corp., Class A*	2,100	78,834

		549,328

Semiconductors & Semiconductor Equipment (1.6%)
Analog Devices, Inc.	13,000	509,470
Applied Materials, Inc.	60,500	675,483
Atmel Corp.*	19,327	101,660
Avago Technologies Ltd.	700	24,405
Broadcom Corp., Class A*	10,000	345,800
Cree, Inc.*	5,200	132,756
Cypress Semiconductor Corp.*	3,000	32,160
Fairchild Semiconductor International, Inc.*	5,577	73,170
Freescale Semiconductor Ltd.*	100	951
Intel Corp.	60,811	1,379,193
KLA-Tencor Corp.	7,956	379,541
Lam Research Corp.*	5,720	181,810
Marvell Technology Group Ltd.	22,300	204,045
Maxim Integrated Products, Inc.	6,900	183,678
Micron Technology, Inc.*	47,029	281,469
NVIDIA Corp.*	29,400	392,196
ON Semiconductor Corp.*	21,600	133,272
PMC-Sierra, Inc.*	9,750	54,990
Skyworks Solutions, Inc.*	1,000	23,565
Teradyne, Inc.*	7,800	110,916
Texas Instruments, Inc.	17,820	490,941

		5,711,471

Software (0.6%)
Activision Blizzard, Inc.	20,098	226,706
Adobe Systems, Inc.*	10,100	327,846
CA, Inc.	15,858	408,581
Compuware Corp.*	9,832	97,435
Electronic Arts, Inc.*	15,100	191,619
Rovi Corp.*	4,200	60,942
Symantec Corp.*	32,300	581,400
Synopsys, Inc.*	6,486	214,168

		2,108,697

Total Information Technology		22,304,791

Materials (3.8%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	10,000	827,000
Albemarle Corp.	1,800	94,824
Ashland, Inc.	3,717	266,137
Cabot Corp.	3,035	110,990
CF Industries Holdings, Inc.	2,379	528,709
Cytec Industries, Inc.	2,191	143,554
Dow Chemical Co.	56,310	1,630,738
Eastman Chemical Co.	1,300	74,113
Huntsman Corp.	9,101	135,878
Intrepid Potash, Inc.*	1,300	27,924
Kronos Worldwide, Inc.	600	8,964
LyondellBasell Industries N.V., Class A	14,100	728,406
Mosaic Co.	14,100	812,301
Rockwood Holdings, Inc.	2,300	107,180
RPM International, Inc.	3,838	109,536
Scotts Miracle-Gro Co., Class A	300	13,041
W.R. Grace & Co.*	400	23,632
Westlake Chemical Corp.	800	58,448

		5,701,375

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,100	91,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	6,182	$292,409

		383,566

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,099	108,539
Bemis Co., Inc.	4,871	153,290
Crown Holdings, Inc.*	5,400	198,450
Greif, Inc., Class A	1,522	67,242
Owens-Illinois, Inc.*	2,018	37,858
Packaging Corp. of America	556	20,183
Rock-Tenn Co., Class A	3,000	216,540
Sealed Air Corp.	9,201	142,248
Sonoco Products Co.	4,782	148,194

		1,092,544

Metals & Mining (1.5%)
Alcoa, Inc.	49,781	440,562
Allegheny Technologies, Inc.	5,100	162,690
Carpenter Technology Corp.	1,900	99,408
Cliffs Natural Resources, Inc.	6,800	266,084
Commercial Metals Co.	5,485	72,402
Freeport-McMoRan Copper & Gold, Inc.	44,700	1,769,226
Molycorp, Inc.*	2,300	26,450
Newmont Mining Corp.	23,300	1,305,033
Nucor Corp.	15,120	578,491
Reliance Steel & Aluminum Co.	3,609	188,931
Southern Copper Corp.	1,900	65,284
Steel Dynamics, Inc.	8,201	92,097
Tahoe Resources, Inc.*	3,000	61,080
Titanium Metals Corp.	3,800	48,754
United States Steel Corp.	7,024	133,948
Walter Energy, Inc.	3,000	97,380

		5,407,820

Paper & Forest Products (0.3%)
Domtar Corp.	1,773	138,808
International Paper Co.	20,775	754,548
MeadWestvaco Corp.	8,187	250,522

		1,143,878

Total Materials		13,729,183

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	276,962	10,441,468
CenturyLink, Inc.	29,208	1,180,003
Frontier Communications Corp.	47,533	232,912
Level 3 Communications, Inc.*	3,790	87,056
Windstream Corp.	11,310	114,344

		12,055,783

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	12,295	16,598
MetroPCS Communications, Inc.*	14,400	168,624
NII Holdings, Inc.*	8,187	64,268
Sprint Nextel Corp.*	140,553	775,853
Telephone & Data Systems, Inc.	4,546	116,423
U.S. Cellular Corp.*	471	18,430

		1,160,196

Total Telecommunication Services		13,215,979

Utilities (6.7%)
Electric Utilities (3.8%)
American Electric Power Co., Inc.	22,754	999,811
Duke Energy Corp.	33,193	2,150,906
Edison International	15,476	707,098
Entergy Corp.	8,469	586,902
Exelon Corp.	40,153	1,428,644
FirstEnergy Corp.	19,863	875,958
Great Plains Energy, Inc.	6,535	145,469
Hawaiian Electric Industries, Inc.	4,404	115,869
NextEra Energy, Inc.	19,784	1,391,409
Northeast Utilities	14,867	568,365
NV Energy, Inc.	10,834	195,120
OGE Energy Corp.	4,692	260,218
Pepco Holdings, Inc.	10,542	199,244
Pinnacle West Capital Corp.	5,251	277,253
PPL Corp.	27,574	801,025
Southern Co.	41,196	1,898,724
Westar Energy, Inc.	6,028	178,790
Xcel Energy, Inc.	23,119	640,628

		13,421,433

Gas Utilities (0.2%)
AGL Resources, Inc.	5,408	221,241
Atmos Energy Corp.	4,227	151,284
National Fuel Gas Co.	3,444	186,114
Questar Corp.	6,554	133,243
UGI Corp.	5,258	166,942

		858,824

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	30,486	334,431
Calpine Corp.*	18,747	324,323
NRG Energy, Inc.	10,494	224,467

		883,221

Multi-Utilities (2.3%)
Alliant Energy Corp.	5,243	227,494
Ameren Corp.	11,525	376,522
CenterPoint Energy, Inc.	19,882	423,487
CMS Energy Corp.	12,070	284,248
Consolidated Edison, Inc.	13,877	831,093
Dominion Resources, Inc.	27,121	1,435,786
DTE Energy Co.	8,101	485,574
Integrys Energy Group, Inc.	3,670	191,574
MDU Resources Group, Inc.	9,046	199,374
NiSource, Inc.	13,372	340,719
PG&E Corp.	19,809	845,250
Public Service Enterprise Group, Inc.	24,058	774,186
SCANA Corp.	5,494	265,195
Sempra Energy	11,459	738,991
TECO Energy, Inc.	9,913	175,857
Vectren Corp.	3,814	109,080
Wisconsin Energy Corp.	10,906	410,829

		8,115,259

Water Utilities (0.1%)
American Water Works Co., Inc.	8,483	314,380
Aqua America, Inc.	5,837	144,524

		458,904

Total Utilities		23,737,641

Total Common Stocks (98.5%) (Cost $305,852,656)		350,969,842

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Liberty Ventures, expiring 10/10/12* (Cost $—)	379	5,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.08%, 11/8/12#(p)	$85,000	$84,992
0.08%, 12/6/12#(p)	300,000	299,955

Total Government Securities		384,947

Total Short-Term Investments (0.1%) (Cost $384,936)		384,947

Total Investments (98.6%) (Cost $306,237,592)		351,359,921
Other Assets Less Liabilities (1.4%)		4,998,345

Net Assets (100%)		$356,358,266

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $384,947.

(p)	Yield to maturity.

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Index	3	December-12	$239,181	$237,090	$(2,091)
S&P 500 E-Mini Index	65	December-12	4,659,131	4,661,150	2,019
S&P MidCap 400 E-Mini Index	3	December-12	301,957	295,950	(6,007)

					$(6,079)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$27,631,569	$—	$—	$27,631,569
Consumer Staples	25,459,557	—	—	25,459,557
Energy	59,214,019	—	—	59,214,019
Financials	92,685,359	—	—	92,685,359
Health Care	41,071,782	—	—	41,071,782
Industrials	31,919,962	—	—	31,919,962
Information Technology	22,304,791	—	—	22,304,791
Materials	13,729,183	—	—	13,729,183
Telecommunication Services	13,215,979	—	—	13,215,979
Utilities	23,737,641	—	—	23,737,641
Futures	2,019	—	—	2,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Consumer Discretionary	$5,132	$—	$—	$5,132
Short-Term Investments	—	384,947	—	384,947

Total Assets	$350,976,993	$384,947	$—	$351,361,940

Liabilities:
Futures	$(8,098)	$—	$—	$(8,098)

Total Liabilities	$(8,098)	$—	$—	$(8,098)

Total	$350,968,895	$384,947	$—	$351,353,842

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks – Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	1,455	216
Purchases	—	—
Sales	(1,455)	(216)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held for period ended 9/30/12.	$—	$—

Investment security transactions for nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$63,801,161
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$81,725,398

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,319,637
Aggregate gross unrealized depreciation	(17,280,440)

Net unrealized appreciation	$41,039,197

Federal income tax cost of investments	$310,320,724

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.6%)
Johnson Controls, Inc.	168,000	$4,603,200
Lear Corp.	176,600	6,673,714
TRW Automotive Holdings Corp.*	133,700	5,844,027
Visteon Corp.*	12,200	542,412

		17,663,353

Automobiles (1.0%)
Ford Motor Co.	1,646,000	16,229,560
General Motors Co.*	543,800	12,371,450
Thor Industries, Inc.	9,800	355,936

		28,956,946

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	185,000	5,374,250
DeVry, Inc.	16,100	366,436
H&R Block, Inc.	27,000	467,910
Service Corp. International	53,600	721,456

		6,930,052

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	102,600	3,738,744
Choice Hotels International, Inc.	6,000	191,940
Hyatt Hotels Corp., Class A*	11,100	445,665
International Game Technology	32,500	425,425
Marriott International, Inc., Class A	4,900	191,590
McDonald’s Corp.	36,500	3,348,875
MGM Resorts International*	1,022,400	10,990,800
Penn National Gaming, Inc.*	15,000	646,500
Royal Caribbean Cruises Ltd.	37,400	1,129,854
Wendy’s Co.	69,200	314,860

		21,424,253

Household Durables (0.7%)
D.R. Horton, Inc.	63,600	1,312,704
Garmin Ltd.	24,900	1,039,326
Harman International Industries, Inc.	17,400	803,184
Jarden Corp.	15,200	803,168
Leggett & Platt, Inc.	34,600	866,730
Lennar Corp., Class A	39,900	1,387,323
Mohawk Industries, Inc.*	14,100	1,128,282
Newell Rubbermaid, Inc.	71,500	1,364,935
NVR, Inc.*	200	168,900
PulteGroup, Inc.*	603,202	9,349,631
Toll Brothers, Inc.*	35,500	1,179,665
Whirlpool Corp.	19,100	1,583,581

		20,987,429

Internet & Catalog Retail ( 0.1%)
Expedia, Inc.	8,050	465,612
HomeAway, Inc.*	831	19,487
Liberty Interactive Corp.*	118,200	2,186,700
Liberty Ventures*	5,910	293,372

		2,965,171

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,700	103,059
Mattel, Inc.	19,000	674,120

		777,179

Media (4.8%)
Cablevision Systems Corp. - New York Group, Class A	44,100	698,985
CBS Corp., Class B	367,100	13,336,743
Clear Channel Outdoor Holdings, Inc., Class A*	4,200	25,116
Comcast Corp., Class A	597,200	21,361,844
DIRECTV*	178,200	9,348,372
DISH Network Corp., Class A	11,000	336,710
DreamWorks Animation SKG, Inc., Class A*	16,700	321,141
Gannett Co., Inc.	507,900	9,015,225
Interpublic Group of Cos., Inc.	102,800	1,143,136
John Wiley & Sons, Inc., Class A	6,600	303,270
Lamar Advertising Co., Class A*	2,600	96,356
Liberty Media Corp. - Liberty Capital*	25,103	2,614,980
Madison Square Garden Co., Class A*	14,075	566,800
McGraw-Hill Cos., Inc.	202,600	11,059,934
News Corp., Class A	682,549	16,742,927
Regal Entertainment Group, Class A	12,700	178,689
Thomson Reuters Corp.	91,700	2,646,462
Time Warner Cable, Inc.	127,900	12,158,174
Time Warner, Inc.	237,063	10,746,066
Viacom, Inc., Class B	266,900	14,303,171
Walt Disney Co.	278,980	14,585,074
Washington Post Co., Class B	1,100	399,333

		141,988,508

Multiline Retail (0.9%)
Dillard’s, Inc., Class A	7,300	527,936
J.C. Penney Co., Inc.	39,400	957,026
Kohl’s Corp.	55,900	2,863,198
Macy’s, Inc.	318,000	11,963,160
Sears Holdings Corp.*	8,900	493,861
Target Corp.	174,200	11,056,474

		27,861,655

Specialty Retail (1.6%)
Aaron’s, Inc.	4,500	125,145
Abercrombie & Fitch Co., Class A	20,900	708,928
American Eagle Outfitters, Inc.	10,800	227,664
AutoNation, Inc.*	4,000	174,680
Best Buy Co., Inc.	66,500	1,143,135
CarMax, Inc.*	46,100	1,304,630
Chico’s FAS, Inc.	12,300	222,753
DSW, Inc., Class A	500	33,360
Foot Locker, Inc.	29,800	1,057,900
GameStop Corp., Class A	146,600	3,078,600
Guess?, Inc.	16,000	406,720
Home Depot, Inc.	192,800	11,639,336
Lowe’s Cos., Inc.	357,940	10,824,106
Sally Beauty Holdings, Inc.*	2,400	60,216
Signet Jewelers Ltd.	21,000	1,023,960
Staples, Inc.	230,100	2,650,752
Tiffany & Co.	5,000	309,400
TJX Cos., Inc.	253,400	11,349,786
Williams-Sonoma, Inc.	9,600	422,112

		46,763,183

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	3,600	131,904
NIKE, Inc., Class B	32,900	3,122,539
PVH Corp.	1,400	131,208

		3,385,651

Total Consumer Discretionary		319,703,380

Consumer Staples (8.3%)
Beverages (0.6%)
Beam, Inc.	38,900	2,238,306
Brown-Forman Corp., Class B	4,800	313,200
Coca-Cola Co.	189,600	7,191,528
Coca-Cola Enterprises, Inc.	68,700	2,148,249
Constellation Brands, Inc., Class A*	38,800	1,255,180
Molson Coors Brewing Co., Class B	31,600	1,423,580

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PepsiCo, Inc.	52,600	$3,722,502

		18,292,545

Food & Staples Retailing (1.7%)
CVS Caremark Corp.	355,453	17,211,034
Kroger Co.	663,000	15,607,020
Safeway, Inc.	51,100	822,199
Sysco Corp.	68,400	2,138,868
Walgreen Co.	213,000	7,761,720
Wal-Mart Stores, Inc.	88,126	6,503,699

		50,044,540

Food Products (1.6%)
Archer-Daniels-Midland Co.	215,400	5,854,572
Bunge Ltd.	36,000	2,413,800
Campbell Soup Co.	9,200	320,344
ConAgra Foods, Inc.	199,900	5,515,241
Dean Foods Co.*	6,400	104,640
General Mills, Inc.	34,700	1,382,795
Green Mountain Coffee Roasters, Inc.*	5,200	123,500
H.J. Heinz Co.	29,800	1,667,310
Hillshire Brands Co.	5,010	134,168
Hormel Foods Corp.	14,200	415,208
Ingredion, Inc.	14,800	816,368
J.M. Smucker Co.	27,700	2,391,341
Kellogg Co.	3,300	170,478
Kraft Foods, Inc., Class A	415,100	17,164,385
Ralcorp Holdings, Inc.*	13,700	1,000,100
Smithfield Foods, Inc.*	39,700	780,105
Tyson Foods, Inc., Class A	551,000	8,827,020

		49,081,375

Household Products (2.3%)
Church & Dwight Co., Inc.	13,100	707,269
Clorox Co.	30,100	2,168,705
Colgate-Palmolive Co.	9,800	1,050,756
Energizer Holdings, Inc.	16,200	1,208,682
Kimberly-Clark Corp.	47,300	4,057,394
Procter & Gamble Co.	840,570	58,301,935

		67,494,741

Personal Products (0.0%)
Avon Products, Inc.	24,400	389,180

Tobacco (2.1%)
Altria Group, Inc.	742,500	24,792,075
Lorillard, Inc.	118,600	13,810,970
Philip Morris International, Inc.	216,300	19,454,022
Reynolds American, Inc.	84,800	3,675,232

		61,732,299

Total Consumer Staples		247,034,680

Energy (13.5%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	9,600	436,320
Baker Hughes, Inc.	108,306	4,898,680
Cameron International Corp.*	14,100	790,587
Diamond Offshore Drilling, Inc.	17,000	1,118,770
Halliburton Co.	155,200	5,228,688
Helmerich & Payne, Inc.	167,300	7,965,153
McDermott International, Inc.*	58,100	709,982
Nabors Industries Ltd.*	71,600	1,004,548
National Oilwell Varco, Inc.	81,300	6,512,943
Oil States International, Inc.*	1,800	143,028
Patterson-UTI Energy, Inc.	38,500	609,840
Rowan Cos., plc, Class A*	30,600	1,033,362
RPC, Inc.	1,900	22,591
SEACOR Holdings, Inc.*	2,900	241,744
Superior Energy Services, Inc.*	38,900	798,228
Tidewater, Inc.	12,700	616,331
Transocean Ltd.	191,700	8,605,413
Unit Corp.*	12,000	498,000

		41,234,208

Oil, Gas & Consumable Fuels (12.1%)
Alpha Natural Resources, Inc.*	54,380	357,277
Anadarko Petroleum Corp.	123,400	8,628,128
Apache Corp.	96,535	8,347,381
BP plc (ADR)	353,900	14,991,204
Cheniere Energy, Inc.*	15,900	247,245
Chesapeake Energy Corp.	163,500	3,085,245
Chevron Corp.	579,540	67,551,182
Cimarex Energy Co.	21,200	1,241,260
Cobalt International Energy, Inc.*	2,600	57,902
ConocoPhillips	312,340	17,859,601
CONSOL Energy, Inc.	56,200	1,688,810
Denbury Resources, Inc.*	96,429	1,558,293
Devon Energy Corp.	99,900	6,043,950
Energen Corp.	17,800	932,898
EQT Corp.	32,500	1,917,500
EXCO Resources, Inc.	30,600	245,106
Exxon Mobil Corp.	1,537,645	140,617,635
Hess Corp.	75,200	4,039,744
HollyFrontier Corp.	51,100	2,108,897
Laredo Petroleum Holdings, Inc.*	350	7,693
Marathon Oil Corp.	402,900	11,913,753
Marathon Petroleum Corp.	84,150	4,593,749
Murphy Oil Corp.	48,000	2,577,120
Newfield Exploration Co.*	33,300	1,042,956
Noble Energy, Inc.	34,200	3,170,682
Occidental Petroleum Corp.	200,300	17,237,818
Peabody Energy Corp.	67,200	1,497,888
Phillips 66	154,370	7,158,137
Pioneer Natural Resources Co.	5,000	522,000
Plains Exploration & Production Co.*	31,800	1,191,546
QEP Resources, Inc.	44,000	1,393,040
Royal Dutch Shell plc (ADR), Class A	96,800	6,718,888
SandRidge Energy, Inc.*	120,800	841,976
SM Energy Co.	2,600	140,686
Southwestern Energy Co.*	56,400	1,961,592
Spectra Energy Corp.	161,200	4,732,832
Sunoco, Inc.	3,400	159,222
Teekay Corp.	8,900	277,680
Tesoro Corp.	34,600	1,449,740
Ultra Petroleum Corp.*	37,700	828,646
Valero Energy Corp.	186,900	5,920,992
Whiting Petroleum Corp.*	24,900	1,179,762
World Fuel Services Corp.	12,100	430,881
WPX Energy, Inc.*	49,033	813,458

		359,281,995

Total Energy		400,516,203

Financials (20.0%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	3,200	393,600
American Capital Ltd.*	82,100	931,014
Ameriprise Financial, Inc.	54,000	3,061,260
Ares Capital Corp.	54,700	937,558
Bank of New York Mellon Corp.	294,500	6,661,590
BlackRock, Inc.	14,659	2,613,700
Charles Schwab Corp.	265,300	3,393,187
E*TRADE Financial Corp.*	70,500	621,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Federated Investors, Inc., Class B	3,700	$76,553
Franklin Resources, Inc.	26,400	3,301,848
Goldman Sachs Group, Inc.	121,500	13,812,120
Invesco Ltd.	110,600	2,763,894
Janus Capital Group, Inc.	46,500	438,960
Jefferies Group, Inc.	34,900	477,781
Legg Mason, Inc.	34,800	858,864
LPL Financial Holdings, Inc.	1,301	37,131
Morgan Stanley	805,772	13,488,623
Northern Trust Corp.	53,200	2,469,278
Raymond James Financial, Inc.	28,100	1,029,865
State Street Corp.	265,700	11,148,772
TD Ameritrade Holding Corp.	57,200	879,164

		69,395,867

Commercial Banks (5.0%)
Associated Banc-Corp.	42,900	564,993
Bank of Hawaii Corp.	11,200	510,944
BankUnited, Inc.	8,500	209,185
BB&T Corp.	429,600	14,245,536
BOK Financial Corp.	6,400	378,240
CapitalSource, Inc.	57,300	434,334
CIT Group, Inc.*	436,000	17,174,040
City National Corp./California	11,500	592,365
Comerica, Inc.	48,500	1,505,925
Commerce Bancshares, Inc./Missouri	18,530	747,315
Cullen/Frost Bankers, Inc.	13,200	758,076
East West Bancorp, Inc.	35,700	753,984
Fifth Third Bancorp.	227,200	3,523,872
First Citizens BancShares, Inc./North Carolina, Class A	1,300	211,770
First Horizon National Corp.	62,385	600,768
First Niagara Financial Group, Inc.	87,000	703,830
First Republic Bank/California	25,200	868,392
Fulton Financial Corp.	49,500	488,070
Huntington Bancshares, Inc./Ohio	213,500	1,473,150
KeyCorp	235,300	2,056,522
M&T Bank Corp.	31,232	2,972,037
PNC Financial Services Group, Inc.	130,600	8,240,860
Popular, Inc.*	25,370	442,199
Regions Financial Corp.	348,800	2,514,848
Signature Bank/New York*	10,000	670,800
SunTrust Banks, Inc.	132,900	3,757,083
SVB Financial Group*	10,900	659,014
Synovus Financial Corp.	194,200	460,254
TCF Financial Corp.	40,000	477,600
U.S. Bancorp.	467,800	16,045,540
Valley National Bancorp.	48,621	487,182
Wells Fargo & Co.	1,842,983	63,638,203
Zions Bancorp.	45,400	937,737

		149,104,668

Consumer Finance (1.0%)
American Express Co.	88,300	5,020,738
Capital One Financial Corp.	143,300	8,169,533
Discover Financial Services	350,300	13,917,419
SLM Corp.	120,400	1,892,688

		29,000,378

Diversified Financial Services ( 4.3%)
Bank of America Corp.	2,661,500	23,501,045
CBOE Holdings, Inc.	2,900	85,318
Citigroup, Inc.	1,360,840	44,526,685
CME Group, Inc.	82,500	4,727,250
Interactive Brokers Group, Inc., Class A	9,800	137,396
JPMorgan Chase & Co.	1,211,797	49,053,543
Leucadia National Corp.	141,700	3,223,675
NASDAQ OMX Group, Inc.	28,700	668,566
NYSE Euronext	62,700	1,545,555

		127,469,033

Insurance (4.6%)
ACE Ltd.	83,700	6,327,720
Aflac, Inc.	115,500	5,530,140
Alleghany Corp.*	4,198	1,448,058
Allied World Assurance Co. Holdings AG	4,400	339,900
Allstate Corp.	121,100	4,796,771
American Financial Group, Inc./Ohio	21,100	799,690
American International Group, Inc.*	159,159	5,218,824
American National Insurance Co.	1,800	129,294
Aon plc	73,800	3,859,002
Arch Capital Group Ltd.*	29,700	1,237,896
Aspen Insurance Holdings Ltd.	17,600	536,624
Assurant, Inc.	21,200	790,760
Assured Guaranty Ltd.	39,800	542,076
Axis Capital Holdings Ltd.	27,000	942,840
Berkshire Hathaway, Inc., Class B*	439,824	38,792,477
Brown & Brown, Inc.	26,300	685,641
Chubb Corp.	97,800	7,460,184
Cincinnati Financial Corp.	36,000	1,364,040
CNA Financial Corp.	6,500	174,200
Endurance Specialty Holdings Ltd.	9,600	369,600
Everest Reinsurance Group Ltd.	13,100	1,401,176
Fidelity National Financial, Inc., Class A	173,000	3,700,470
Genworth Financial, Inc., Class A*	121,300	634,399
Hanover Insurance Group, Inc.	6,100	227,286
Hartford Financial Services Group, Inc.	108,800	2,115,072
HCC Insurance Holdings, Inc.	25,000	847,250
Kemper Corp.	12,100	371,591
Lincoln National Corp.	70,400	1,702,976
Loews Corp.	77,000	3,177,020
Markel Corp.*	2,400	1,100,376
Marsh & McLennan Cos., Inc.	28,000	950,040
MBIA, Inc.*	34,900	353,537
Mercury General Corp.	6,600	255,090
MetLife, Inc.	210,100	7,240,046
Old Republic International Corp.	64,000	595,200
PartnerReinsurance Ltd.	16,000	1,188,480
Principal Financial Group, Inc.	74,100	1,996,254
ProAssurance Corp.	7,600	687,344
Progressive Corp.	150,900	3,129,666
Protective Life Corp.	20,000	524,200
Prudential Financial, Inc.	115,400	6,290,454
Reinsurance Group of America, Inc.	18,200	1,053,234
RenaissanceReinsurance Holdings Ltd.	12,800	986,112
StanCorp Financial Group, Inc.	10,900	340,516
Torchmark Corp.	24,350	1,250,372
Travelers Cos., Inc.	84,925	5,796,981
Unum Group	70,500	1,355,010
Validus Holdings Ltd.	90,100	3,055,291
W. R. Berkley Corp.	27,400	1,027,226
White Mountains Insurance Group Ltd.	1,500	770,010
XL Group plc	76,900	1,847,907

		137,316,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	15,400	$1,132,208
American Campus Communities, Inc. (REIT)	16,600	728,408
American Capital Agency Corp. (REIT)	74,090	2,562,773
Annaly Capital Management, Inc. (REIT)	240,638	4,052,344
Apartment Investment & Management Co. (REIT), Class A	9,442	245,398
AvalonBay Communities, Inc. (REIT)	23,571	3,205,420
BioMed Realty Trust, Inc. (REIT)	38,000	711,360
Boston Properties, Inc. (REIT)	30,800	3,406,788
Brandywine Realty Trust (REIT)	35,300	430,307
BRE Properties, Inc. (REIT)	13,600	637,704
Camden Property Trust (REIT)	4,900	316,001
CBL & Associates Properties, Inc. (REIT)	36,700	783,178
Chimera Investment Corp. (REIT)	253,700	687,527
CommonWealth REIT (REIT)	20,600	299,936
Corporate Office Properties Trust/Maryland (REIT)	17,700	424,269
DDR Corp. (REIT)	54,400	835,584
Douglas Emmett, Inc. (REIT)	34,400	793,608
Duke Realty Corp. (REIT)	65,800	967,260
Equity Lifestyle Properties, Inc. (REIT)	1,800	122,616
Equity Residential (REIT)	68,400	3,935,052
Extra Space Storage, Inc. (REIT)	9,500	315,875
Federal Realty Investment Trust (REIT)	3,400	358,020
General Growth Properties, Inc. (REIT)	130,369	2,539,588
Hatteras Financial Corp. (REIT)	24,100	679,379
HCP, Inc. (REIT)	96,358	4,286,004
Health Care REIT, Inc. (REIT)	52,800	3,049,200
Home Properties, Inc. (REIT)	5,600	343,112
Hospitality Properties Trust (REIT)	30,500	725,290
Host Hotels & Resorts, Inc. (REIT)	177,587	2,850,271
Kilroy Realty Corp. (REIT)	15,600	698,568
Kimco Realty Corp. (REIT)	100,440	2,035,919
Liberty Property Trust (REIT)	25,600	927,744
Macerich Co. (REIT)	32,755	1,874,569
Mack-Cali Realty Corp. (REIT)	21,700	577,220
MFA Financial, Inc. (REIT)	88,100	748,850
Mid-America Apartment Communities, Inc. (REIT)	600	39,186
National Retail Properties, Inc. (REIT)	26,400	805,200
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,600	738,684
Post Properties, Inc. (REIT)	7,900	378,884
Prologis, Inc. (REIT)	113,679	3,982,175
Rayonier, Inc. (REIT)	6,300	308,763
Realty Income Corp. (REIT)	32,900	1,345,281
Regency Centers Corp. (REIT)	8,800	428,824
Retail Properties of America, Inc. (REIT), Class A	21,000	237,720
Senior Housing Properties Trust (REIT)	40,100	873,378
Simon Property Group, Inc. (REIT)	11,899	1,806,387
SL Green Realty Corp. (REIT)	22,200	1,777,554
Taubman Centers, Inc. (REIT)	10,000	767,300
UDR, Inc. (REIT)	61,005	1,514,144
Ventas, Inc. (REIT)	71,349	4,441,475
Vornado Realty Trust (REIT)	45,859	3,716,872
Weingarten Realty Investors (REIT)	29,900	840,489
Weyerhaeuser Co. (REIT)	90,197	2,357,750

		74,647,416

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	9,700	286,441
Forest City Enterprises, Inc., Class A*	35,000	554,750
Howard Hughes Corp.*	6,788	482,287
Jones Lang LaSalle, Inc.	10,800	824,580
St. Joe Co.*	14,200	276,900
		2,424,958
Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	40,471	484,033
Hudson City Bancorp, Inc.	130,400	1,037,984
New York Community Bancorp, Inc.	108,400	1,534,944
People’s United Financial, Inc.	68,800	835,232
TFS Financial Corp.*	19,800	179,586
Washington Federal, Inc.	26,300	438,684

		4,510,463

Total Financials		593,869,106

Health Care (12.1%)
Biotechnology (0.4%)
Gilead Sciences, Inc.*	123,800	8,211,654
Vertex Pharmaceuticals, Inc.*	40,700	2,277,165

		10,488,819

Health Care Equipment & Supplies (1.0%)
Alere, Inc.*	19,800	385,902
Baxter International, Inc.	11,600	699,016
Becton, Dickinson and Co.	3,400	267,104
Boston Scientific Corp.*	352,900	2,025,646
CareFusion Corp.*	54,800	1,555,772
Cooper Cos., Inc.	8,200	774,572
Covidien plc	113,000	6,714,460
DENTSPLY International, Inc.	19,400	739,916
Hill-Rom Holdings, Inc.	15,300	444,618
Hologic, Inc.*	65,300	1,321,672
Medtronic, Inc.	240,500	10,370,360
Sirona Dental Systems, Inc.*	11,200	637,952
St. Jude Medical, Inc.	17,700	745,701
Stryker Corp.	20,200	1,124,332
Teleflex, Inc.	10,100	695,284
Zimmer Holdings, Inc.	39,200	2,650,704

		31,153,011

Health Care Providers & Services (2.5%)
Aetna, Inc.	119,900	4,748,040
AMERIGROUP Corp.*	3,600	329,148
Brookdale Senior Living, Inc.*	24,000	557,280
Cardinal Health, Inc.	39,300	1,531,521
Cigna Corp.	71,200	3,358,504
Community Health Systems, Inc.*	22,400	652,736
Coventry Health Care, Inc.	35,300	1,471,657
HCA Holdings, Inc.	14,300	475,475
Health Management Associates, Inc., Class A*	63,300	531,087
Health Net, Inc.*	155,700	3,504,807
Henry Schein, Inc.*	9,600	760,992
Humana, Inc.	40,300	2,827,045
LifePoint Hospitals, Inc.*	12,000	513,360
McKesson Corp.	22,200	1,909,866
MEDNAX, Inc.*	12,200	908,290
Omnicare, Inc.	27,900	947,763
Patterson Cos., Inc.	1,600	54,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Quest Diagnostics, Inc.	34,600	$2,194,678
Tenet Healthcare Corp.*	96,100	602,547
UnitedHealth Group, Inc.	472,082	26,158,064
Universal Health Services, Inc., Class B	20,800	951,184
VCA Antech, Inc.*	21,600	426,168
WellPoint, Inc.	344,100	19,961,241

		75,376,237

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	47,100	585,453

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	5,000	533,600
Charles River Laboratories International, Inc.*	4,400	174,240
Covance, Inc.*	12,800	597,632
Life Technologies Corp.*	40,000	1,955,200
PerkinElmer, Inc.	28,100	828,107
QIAGEN N.V.*	58,100	1,075,431
Thermo Fisher Scientific, Inc.	90,700	5,335,881

		10,500,091

Pharmaceuticals (7.8%)
Abbott Laboratories	217,200	14,891,232
AstraZeneca plc (ADR)	357,100	17,090,806
Bristol-Myers Squibb Co.	38,400	1,296,000
Eli Lilly and Co.	160,900	7,628,269
Endo Health Solutions, Inc.*	10,700	339,404
Forest Laboratories, Inc.*	65,600	2,336,016
Hospira, Inc.*	40,800	1,339,056
Johnson & Johnson	787,510	54,267,314
Merck & Co., Inc.	1,122,528	50,626,013
Mylan, Inc.*	8,500	207,400
Pfizer, Inc.	3,103,936	77,132,809
Roche Holding AG (ADR)	109,600	5,150,104

		232,304,423

Total Health Care		360,408,034

Industrials (7.4%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc.	8,200	410,902
Boeing Co.	18,000	1,253,160
Engility Holdings, Inc.*	4,016	74,095
Exelis, Inc.	46,000	475,640
General Dynamics Corp.	128,500	8,496,420
Huntington Ingalls Industries, Inc.*	12,166	511,580
L-3 Communications Holdings, Inc.	24,100	1,728,211
Lockheed Martin Corp.	7,000	653,660
Northrop Grumman Corp.	82,000	5,447,260
Raytheon Co.	82,300	4,704,268
Spirit AeroSystems Holdings, Inc., Class A*	22,600	501,946
Textron, Inc.	64,900	1,698,433
Triumph Group, Inc.	8,100	506,493
United Technologies Corp.	16,900	1,323,101

		27,785,169

Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	5,000	181,800
FedEx Corp.	73,000	6,177,260
UTi Worldwide, Inc.	25,500	343,485

		6,702,545

Airlines (0.3%)
Copa Holdings S.A., Class A	1,600	130,032
Delta Air Lines, Inc.*	749,092	6,861,683
Southwest Airlines Co.	152,800	1,340,056

		8,331,771

Building Products (0.2%)
Fortune Brands Home & Security, Inc.*	172,500	4,659,225
Owens Corning, Inc.*	30,000	1,003,800

		5,663,025

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	25,600	814,592
Cintas Corp.	14,900	617,605
Corrections Corp. of America	24,700	826,215
Covanta Holding Corp.	24,900	427,284
Iron Mountain, Inc.	2,500	85,275
KAR Auction Services, Inc.*	7,100	140,154
Pitney Bowes, Inc.	16,000	221,120
R.R. Donnelley & Sons Co.	44,500	471,700
Republic Services, Inc.	74,830	2,058,573
Tyco International Ltd.	114,300	6,430,518
Waste Connections, Inc.	28,650	866,663
Waste Management, Inc.	114,300	3,666,744

		16,626,443

Construction & Engineering (0.2%)
AECOM Technology Corp.*	27,800	588,248
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,200	350,428
Fluor Corp.	10,600	596,568
Jacobs Engineering Group, Inc.*	31,900	1,289,717
KBR, Inc.	36,600	1,091,412
Quanta Services, Inc.*	51,600	1,274,520
Shaw Group, Inc.*	16,200	706,644
URS Corp.	18,700	660,297

		6,557,834

Electrical Equipment (0.1%)
Cooper Industries plc	12,200	915,732
Emerson Electric Co.	28,800	1,390,176
General Cable Corp.*	11,500	337,870
GrafTech International Ltd.*	31,200	280,488
Hubbell, Inc., Class B	2,500	201,850
Regal-Beloit Corp.	9,600	676,608

		3,802,724

Industrial Conglomerates (2.9%)
3M Co.	17,300	1,598,866
Carlisle Cos., Inc.	14,000	726,880
Danaher Corp.	94,500	5,211,675
General Electric Co.	3,428,510	77,861,462

		85,398,883

Machinery (1.3%)
AGCO Corp.*	24,000	1,139,520
CNH Global N.V.*	6,900	267,513
Colfax Corp.*	8,400	308,028
Crane Co.	12,100	483,153
Cummins, Inc.	91,000	8,391,110
Dover Corp.	45,400	2,700,846
Eaton Corp.	83,400	3,941,484
Flowserve Corp.	1,100	140,514
Gardner Denver, Inc.	12,400	749,084
Harsco Corp.	19,800	406,494
IDEX Corp.	16,700	697,559
Illinois Tool Works, Inc.	5,900	350,873
Ingersoll-Rand plc	13,300	596,106
ITT Corp.	17,350	349,602
Kennametal, Inc.	19,700	730,476
Manitowoc Co., Inc.	7,700	102,718
Navistar International Corp.*	15,100	318,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Nordson Corp.	1,200	$70,344
Oshkosh Corp.*	22,600	619,918
PACCAR, Inc.	68,200	2,729,705
Parker Hannifin Corp.	71,100	5,942,538
Pentair, Inc.	24,500	1,090,495
Snap-on, Inc.	11,500	826,505
SPX Corp.	8,700	569,067
Stanley Black & Decker, Inc.	42,202	3,217,903
Terex Corp.*	27,200	614,176
Timken Co.	19,700	732,052
Trinity Industries, Inc.	19,800	593,406
WABCO Holdings, Inc.*	1,200	69,204
Xylem, Inc.	40,800	1,026,120

		39,774,972

Marine (0.0%)
Kirby Corp.*	3,600	199,008
Matson, Inc.	9,700	202,827

		401,835

Professional Services (0.1%)
Dun & Bradstreet Corp.	3,900	310,518
Equifax, Inc.	3,000	139,740
Manpower, Inc.	19,800	728,640
Nielsen Holdings N.V.*	22,535	675,599
Towers Watson & Co., Class A	15,000	795,750
Verisk Analytics, Inc., Class A*	5,000	238,050

		2,888,297

Road & Rail (0.5%)
Con-way, Inc.	6,200	169,694
CSX Corp.	82,800	1,718,100
Hertz Global Holdings, Inc.*	26,600	365,218
Kansas City Southern	6,000	454,680
Norfolk Southern Corp.	80,500	5,122,215
Ryder System, Inc.	12,700	496,062
Union Pacific Corp.	47,400	5,626,380

		13,952,349

Trading Companies & Distributors (0.1%)
Air Lease Corp.*	16,600	338,640
GATX Corp.	11,600	492,304
MRC Global, Inc.*	2,100	51,639
WESCO International, Inc.*	10,800	617,760

		1,500,343

Total Industrials		219,386,190

Information Technology (9.1%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	113,200	669,578
Cisco Systems, Inc.	1,983,500	37,865,015
EchoStar Corp., Class A*	7,000	200,620
Harris Corp.	74,500	3,815,890
JDS Uniphase Corp.*	57,100	707,183
Juniper Networks, Inc.*	130,700	2,236,277
Motorola Solutions, Inc.	23,200	1,172,760
Palo Alto Networks, Inc.*	394	24,259
Polycom, Inc.*	44,000	434,280

		47,125,862

Computers & Peripherals (2.6%)
Apple, Inc.	63,000	42,037,380
Dell, Inc.	489,700	4,828,442
Diebold, Inc.	14,300	482,053
Hewlett-Packard Co.	1,433,562	24,456,568
Lexmark International, Inc., Class A	17,500	389,375
NetApp, Inc.*	29,500	969,960
SanDisk Corp.*	60,200	2,614,486
Western Digital Corp.	34,500	1,336,185

		77,114,449

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	27,500	927,025
Avnet, Inc.*	35,800	1,041,422
AVX Corp.	11,800	113,162
Corning, Inc.	374,700	4,927,305
Dolby Laboratories, Inc., Class A*	5,200	170,300
FLIR Systems, Inc.	7,200	143,820
Ingram Micro, Inc., Class A*	37,600	572,648
Itron, Inc.*	9,900	427,185
Jabil Circuit, Inc.	37,300	698,256
Molex, Inc.	34,100	896,148
Tech Data Corp.*	9,800	443,940
Vishay Intertechnology, Inc.*	35,700	350,931

		10,712,142

Internet Software & Services (0.2%)
Akamai Technologies, Inc.*	3,300	126,258
AOL, Inc.*	17,812	627,517
IAC/InterActiveCorp	15,300	796,518
VeriSign, Inc.*	3,100	150,939
Yahoo!, Inc.*	300,900	4,806,877

		6,508,109

IT Services (0.7%)
Amdocs Ltd.	41,600	1,372,384
Booz Allen Hamilton Holding Corp.	5,942	82,297
Computer Sciences Corp.	38,300	1,233,643
CoreLogic, Inc.*	26,300	697,739
DST Systems, Inc.	6,900	390,264
Fidelity National Information Services, Inc.	61,894	1,932,330
Fiserv, Inc.*	5,800	429,374
Genpact Ltd.	6,100	101,748
International Business Machines Corp.	48,500	10,061,325
Paychex, Inc.	5,400	179,766
SAIC, Inc.	45,300	545,412
Total System Services, Inc.	5,600	132,720
Visa, Inc., Class A	39,800	5,344,344

		22,503,346

Office Electronics (0.1%)
Xerox Corp.	332,762	2,442,473
Zebra Technologies Corp., Class A*	10,800	405,432

		2,847,905

Semiconductors & Semiconductor Equipment (2.1%)
Analog Devices, Inc.	67,400	2,641,406
Applied Materials, Inc.	1,193,700	13,327,660
Atmel Corp.*	100,200	527,052
Avago Technologies Ltd.	3,500	122,027
Broadcom Corp., Class A*	51,700	1,787,786
Cree, Inc.*	28,600	730,158
Cypress Semiconductor Corp.*	15,400	165,088
Fairchild Semiconductor International, Inc.*	31,400	411,968
Freescale Semiconductor Ltd.*	700	6,657
Intel Corp.	1,054,290	23,911,297
KLA-Tencor Corp.	41,300	1,970,217
Lam Research Corp.*	34,025	1,081,485
Marvell Technology Group Ltd.	116,000	1,061,400
Maxim Integrated Products, Inc.	36,000	958,320
Micron Technology, Inc.*	1,372,800	8,216,208
NVIDIA Corp.*	152,800	2,038,352
ON Semiconductor Corp.*	112,100	691,657
PMC-Sierra, Inc.*	57,200	322,608

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Silicon Laboratories, Inc.*	900	$33,084
Skyworks Solutions, Inc.*	5,100	120,182
Teradyne, Inc.*	40,500	575,910
Texas Instruments, Inc.	92,700	2,553,885

		63,254,407

Software (1.4%)
Activision Blizzard, Inc.	104,600	1,179,888
Adobe Systems, Inc.*	52,300	1,697,658
CA, Inc.	82,600	2,128,189
Compuware Corp.*	50,900	504,419
Electronic Arts, Inc.*	78,500	996,165
Microsoft Corp.	726,100	21,623,258
Oracle Corp.	249,300	7,850,457
Rovi Corp.*	21,700	314,867
ServiceNow, Inc.*	820	31,718
Symantec Corp.*	227,900	4,102,200
Synopsys, Inc.*	33,300	1,099,566

		41,528,385

Total Information Technology		271,594,605

Materials (2.9%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	52,200	4,316,940
Albemarle Corp.	9,600	505,728
Ashland, Inc.	19,400	1,389,040
Cabot Corp.	15,600	570,492
CF Industries Holdings, Inc.	12,691	2,820,448
Cytec Industries, Inc.	11,400	746,928
Dow Chemical Co.	295,250	8,550,440
Eastman Chemical Co.	6,800	387,668
Huntsman Corp.	47,200	704,696
Intrepid Potash, Inc.*	6,900	148,212
Kronos Worldwide, Inc.	5,000	74,700
LyondellBasell Industries N.V., Class A	241,300	12,465,558
Mosaic Co.	73,200	4,217,052
PPG Industries, Inc.	63,600	7,303,824
Rockwood Holdings, Inc.	11,900	554,540
RPM International, Inc.	19,800	565,092
Scotts Miracle-Gro Co., Class A	1,200	52,164
W.R. Grace & Co.*	1,600	94,528
Westlake Chemical Corp.	3,800	277,628

		45,745,678

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	5,600	464,072
Vulcan Materials Co.	31,900	1,508,870

		1,972,942

Containers & Packaging (0.2%)
AptarGroup, Inc.	10,900	563,639
Bemis Co., Inc.	25,400	799,338
Crown Holdings, Inc.*	27,900	1,025,325
Greif, Inc., Class A	7,700	340,186
Owens-Illinois, Inc.*	10,500	196,980
Packaging Corp. of America	2,000	72,600
Rock-Tenn Co., Class A	15,500	1,118,790
Sealed Air Corp.	47,900	740,534
Sonoco Products Co.	24,800	768,552

		5,625,944

Metals & Mining (0.9%)
Alcoa, Inc.	263,400	2,331,090
Allegheny Technologies, Inc.	26,400	842,160
Carpenter Technology Corp.	10,100	528,432
Cliffs Natural Resources, Inc.	35,200	1,377,376
Commercial Metals Co.	28,600	377,520
Freeport-McMoRan Copper & Gold, Inc.	234,400	9,277,552
Molycorp, Inc.*	12,100	139,150
Newmont Mining Corp.	121,200	6,788,412
Nucor Corp.	78,300	2,995,758
Reliance Steel & Aluminum Co.	18,600	973,710
Southern Copper Corp.	10,100	347,036
Steel Dynamics, Inc.	42,400	476,152
Tahoe Resources, Inc.*	15,500	315,580
Titanium Metals Corp.	19,700	252,751
United States Steel Corp.	35,500	676,985
Walter Energy, Inc.	15,400	499,884

		28,199,548

Paper & Forest Products (0.2%)
Domtar Corp.	8,900	696,781
International Paper Co.	108,000	3,922,560
MeadWestvaco Corp.	42,700	1,306,620

		5,925,961

Total Materials		87,470,073

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,608,900	60,655,530
CenturyLink, Inc.	308,928	12,480,691
Frontier Communications Corp.	246,526	1,207,978
Level 3 Communications, Inc.*	19,426	446,215
Windstream Corp.	58,900	595,479

		75,385,893

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	86,500	116,775
MetroPCS Communications, Inc.*	74,900	877,079
NII Holdings, Inc.*	42,400	332,840
Sprint Nextel Corp.*	740,600	4,088,112
Telephone & Data Systems, Inc.	23,392	599,069
U.S. Cellular Corp.*	3,400	133,042

		6,146,917

Total Telecommunication Services		81,532,810

Utilities (5.2%)
Electric Utilities (3.1%)
American Electric Power Co., Inc.	274,070	12,042,636
Duke Energy Corp.	173,790	11,261,592
Edison International	223,100	10,193,439
Entergy Corp.	43,800	3,035,340
Exelon Corp.	210,496	7,489,448
FirstEnergy Corp.	103,315	4,556,191
Great Plains Energy, Inc.	115,100	2,562,126
Hawaiian Electric Industries, Inc.	23,800	626,178
NextEra Energy, Inc.	103,000	7,243,990
Northeast Utilities	77,405	2,959,193
NV Energy, Inc.	508,800	9,163,488
OGE Energy Corp.	24,400	1,353,224
Pepco Holdings, Inc.	56,300	1,064,070
Pinnacle West Capital Corp.	27,000	1,425,600
PPL Corp.	143,202	4,160,018
Southern Co.	214,500	9,886,305
Westar Energy, Inc.	31,100	922,426
Xcel Energy, Inc.	120,200	3,330,742

		93,276,006

Gas Utilities (0.3%)
AGL Resources, Inc.	29,000	1,186,390
Atmos Energy Corp.	176,100	6,302,619
National Fuel Gas Co.	17,900	967,316
Questar Corp.	34,100	693,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
UGI Corp.	27,700	$879,475

		10,029,053

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	158,400	1,737,648
Calpine Corp.*	99,900	1,728,270
NRG Energy, Inc.	56,200	1,202,118

		4,668,036

Multi-Utilities (1.5%)
Alliant Energy Corp.	27,400	1,188,886
Ameren Corp.	59,900	1,956,933
CenterPoint Energy, Inc.	105,500	2,247,150
CMS Energy Corp.	64,600	1,521,330
Consolidated Edison, Inc.	72,400	4,336,036
Dominion Resources, Inc.	141,200	7,475,128
DTE Energy Co.	42,000	2,517,480
Integrys Energy Group, Inc.	19,300	1,007,460
MDU Resources Group, Inc.	46,600	1,027,064
NiSource, Inc.	70,100	1,786,148
PG&E Corp.	104,300	4,450,481
Public Service Enterprise Group, Inc.	124,900	4,019,282
SCANA Corp.	28,900	1,395,003
Sempra Energy	74,900	4,830,301
TECO Energy, Inc.	53,200	943,768
Vectren Corp.	20,200	577,720
Wisconsin Energy Corp.	56,900	2,143,423

		43,423,593

Water Utilities (0.1%)
American Water Works Co., Inc.	43,500	1,612,110
Aqua America, Inc.	30,400	752,704

		2,364,814

Total Utilities		153,761,502

Total Common Stocks (91.9%) (Cost $2,172,647,281)		2,735,276,583

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail ( 0.0%)
Liberty Ventures, expiring 10/10/12*	1,970	26,674

Total Consumer Discretionary		26,674

Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30*	1,300	3,666

Total Health Care		3,666

Total Rights (0.0%) (Cost $6,890)		30,340

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
Government Securities (2.0%)
U.S. Treasury Bills 0.08%, 11/1/12#(p)	$58,713,200	$58,709,230

Total Short-Term Investments (2.0%) (Cost $58,706,627)		58,709,230

Total Investments (93.9%) (Cost $2,231,360,798)		2,794,016,153
Other Assets Less Liabilities (6.1%)		183,001,941

Net Assets (100%)		$2,977,018,094

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $58,709,230.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	2,676	December-12	$194,074,331	$191,895,960	$(2,178,371)
S&P MidCap 400 E-Mini Index	359	December-12	36,329,710	35,415,350	(914,360)

					$(3,092,731)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$319,703,380	$—	$—	$319,703,380
Consumer Staples	247,034,680	—	—	247,034,680
Energy	400,516,203	—	—	400,516,203
Financials	593,869,106	—	—	593,869,106
Health Care	360,408,034	—	—	360,408,034
Industrials	219,386,190	—	—	219,386,190
Information Technology	271,594,605	—	—	271,594,605
Materials	87,470,073	—	—	87,470,073
Telecommunication Services	81,532,810	—	—	81,532,810
Utilities	153,761,502	—	—	153,761,502
Rights
Consumer Discretionary	26,674	—	—	26,674
Health Care	3,666	—	—	3,666
Short-Term Investments	—	58,709,230	—	58,709,230

Total Assets	$2,735,306,923	$58,709,230	$—	$2,794,016,153

Liabilities:
Futures	$(3,092,731)	$—	$—	$(3,092,731)

Total Liabilities	$(3,092,731)	$—	$—	$(3,092,731)

Total	$2,732,214,192	$58,709,230	$—	$2,790,923,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks – Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	7,126	595
Purchases	—	—
Sales	(7,126)	(595)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$515,234,351
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$641,284,125

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$498,627,434
Aggregate gross unrealized depreciation	(124,895,302)

Net unrealized appreciation	$373,732,132

Federal income tax cost of investments	$2,420,284,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Automobiles (0.6%)
Ford Motor Co.	172,920	$1,704,991

Hotels, Restaurants & Leisure (2.5%)
Carnival Corp.	14,358	523,205
Hyatt Hotels Corp., Class A*	18,724	751,769
Marriott International, Inc., Class A	26,907	1,052,064
MGM Resorts International*	172,650	1,855,987
Starwood Hotels & Resorts Worldwide, Inc.	14,530	842,159
Wynn Resorts Ltd.	15,132	1,746,838

		6,772,022

Internet & Catalog Retail ( 0.2%)
Amazon.com, Inc.*	1,729	439,719

Media (2.1%)
Interpublic Group of Cos., Inc.	180,503	2,007,193
Time Warner, Inc.	24,883	1,127,946
Walt Disney Co.	47,091	2,461,918

		5,597,057

Multiline Retail (0.9%)
Macy’s, Inc.	9,737	366,306
Target Corp.	30,680	1,947,260

		2,313,566

Specialty Retail (2.6%)
Dick’s Sporting Goods, Inc.	46,454	2,408,640
Home Depot, Inc.	73,496	4,436,954

		6,845,594

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	14,839	831,281
PVH Corp.	7,203	675,065

		1,506,346

Total Consumer Discretionary		25,179,295

Consumer Staples (7.4%)
Beverages (2.2%)
Coca-Cola Co.	66,560	2,524,621
PepsiCo, Inc.	46,198	3,269,432

		5,794,053

Food & Staples Retailing (1.1%)
CVS Caremark Corp.	46,728	2,262,570
Wal-Mart Stores, Inc.	8,817	650,694

		2,913,264

Food Products (0.5%)
Kellogg Co.	26,748	1,381,802

Household Products (2.8%)
Colgate-Palmolive Co.	25,422	2,725,747
Procter & Gamble Co.	66,675	4,624,578

		7,350,325

Tobacco (0.8%)
Altria Group, Inc.	64,176	2,142,837

Total Consumer Staples		19,582,281

Energy (12.4%)
Energy Equipment & Services (2.1%)
National Oilwell Varco, Inc.	18,762	1,503,024
Schlumberger Ltd.	47,560	3,440,014
Weatherford International Ltd.*	58,913	747,017

		5,690,055

Oil, Gas & Consumable Fuels (10.3%)
Anadarko Petroleum Corp.	30,128	2,106,550
Apache Corp.	15,139	1,309,069
Cabot Oil & Gas Corp.	19,448	873,215
Chevron Corp.	38,521	4,490,008
Continental Resources, Inc.*	15,176	1,167,034
Devon Energy Corp.	13,106	792,913
EOG Resources, Inc.	7,600	851,580
EQT Corp.	8,737	515,483
Exxon Mobil Corp.	58,389	5,339,674
Hess Corp.	44,633	2,397,685
Marathon Petroleum Corp.	14,963	816,830
Noble Energy, Inc.	7,869	729,535
Occidental Petroleum Corp.	18,933	1,629,374
Range Resources Corp.	15,123	1,056,644
Southwestern Energy Co.*	19,052	662,629
Suncor Energy, Inc.	74,794	2,456,983

		27,195,206

Total Energy		32,885,261

Financials (15.2%)
Capital Markets (3.0%)
Franklin Resources, Inc.	3,690	461,508
Goldman Sachs Group, Inc.	30,872	3,509,529
Morgan Stanley	90,056	1,507,538
State Street Corp.	6,199	260,110
T. Rowe Price Group, Inc.	35,298	2,234,363

		7,973,048

Commercial Banks (5.0%)
Fifth Third Bancorp	112,951	1,751,870
PNC Financial Services Group, Inc. .	33,900	2,139,090
Regions Financial Corp.	161,704	1,165,886
SunTrust Banks, Inc.	44,131	1,247,583
U.S. Bancorp	74,972	2,571,540
Wells Fargo & Co.	126,651	4,373,259

		13,249,228

Consumer Finance (1.3%)
Capital One Financial Corp.	61,687	3,516,776

Diversified Financial Services ( 2.8%)
Bank of America Corp.	166,641	1,471,440
Citigroup, Inc.	61,081	1,998,570
JPMorgan Chase & Co.	97,320	3,939,514

		7,409,524

Insurance (2.3%)
Chubb Corp.	26,523	2,023,174
MetLife, Inc.	41,265	1,421,992
Prudential Financial, Inc.	34,849	1,899,619
RenaissanceReinsurance Holdings Ltd.	9,566	736,965

		6,081,750

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT)	133,700	2,145,885

Total Financials		40,376,211

Health Care (12.5%)
Biotechnology (1.3%)
Celgene Corp.*	5,333	407,441
Gilead Sciences, Inc.*	22,257	1,476,307
Vertex Pharmaceuticals, Inc.*	28,647	1,602,800

		3,486,548

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	39,656	2,389,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
St. Jude Medical, Inc.	44,208	$1,862,483

		4,252,153

Health Care Providers & Services (3.1%)
Catamaran Corp.*	15,448	1,513,441
Express Scripts Holding Co.*	69,238	4,339,145
UnitedHealth Group, Inc.	43,502	2,410,446

		8,263,032

Pharmaceuticals (6.5%)
Abbott Laboratories	32,872	2,253,704
Eli Lilly and Co.	33,342	1,580,744
Johnson & Johnson	73,550	5,068,331
Merck & Co., Inc.	68,593	3,093,544
Pfizer, Inc.	209,246	5,199,763

		17,196,086

Total Health Care		33,197,819

Industrials (10.3%)
Aerospace & Defense (2.9%)
Boeing Co.	18,958	1,319,856
Honeywell International, Inc.	29,324	1,752,109
Precision Castparts Corp.	12,065	1,970,697
United Technologies Corp.	33,597	2,630,309

		7,672,971

Construction & Engineering (0.6%)
Fluor Corp.	28,472	1,602,404

Electrical Equipment (1.0%)
Emerson Electric Co.	56,380	2,721,463

Industrial Conglomerates (1.3%)
General Electric Co.	145,351	3,300,921

Machinery (1.7%)
Caterpillar, Inc.	12,203	1,049,946
Dover Corp.	26,593	1,582,018
Eaton Corp.	8,968	423,828
PACCAR, Inc.	38,572	1,543,844

		4,599,636

Road & Rail (2.8%)
Hertz Global Holdings, Inc.*	133,838	1,837,596
Union Pacific Corp.	46,015	5,461,980

		7,299,576

Total Industrials		27,196,971

Information Technology (21.0%)
Communications Equipment (2.8%)
Cisco Systems, Inc.	89,833	1,714,912
QUALCOMM, Inc.	90,048	5,627,100

		7,342,012

Computers & Peripherals (7.9%)
Apple, Inc.	26,819	17,895,246
EMC Corp.*	83,903	2,288,035
Hewlett-Packard Co.	26,487	451,868
NetApp, Inc.*	7,675	252,354

		20,887,503

Internet Software & Services (3.3%)
eBay, Inc.*	13,438	650,534
Google, Inc., Class A*	8,558	6,457,011
Monster Worldwide, Inc.*	225,138	1,650,261

		8,757,806

IT Services (2.0%)
International Business Machines Corp.	19,124	3,967,274
Mastercard, Inc., Class A	3,226	1,456,474

		5,423,748

Semiconductors & Semiconductor Equipment (2.3%)
Broadcom Corp., Class A*	40,599	1,403,913
Intel Corp.	93,867	2,128,904
Micron Technology, Inc.*	180,454	1,080,017
Texas Instruments, Inc.	51,953	1,431,305

		6,044,139

Software (2.7%)
Activision Blizzard, Inc.	8,863	99,975
Informatica Corp.*	17,192	598,454
Microsoft Corp.	54,965	1,636,858
Oracle Corp.	80,782	2,543,825
VMware, Inc., Class A*	23,983	2,320,115

		7,199,227

Total Information Technology		55,654,435

Materials (5.4%)
Chemicals (3.1%)
Celanese Corp.	37,435	1,419,161
Dow Chemical Co.	73,306	2,122,942
E.I. du Pont de Nemours & Co.	7,448	374,411
LyondellBasell Industries N.V., Class A	40,582	2,096,466
Monsanto Co.	20,814	1,894,490
Mosaic Co.	6,787	390,999

		8,298,469

Containers & Packaging (0.6%)
Rock-Tenn Co., Class A	20,083	1,449,591

Metals & Mining (1.7%)
Cliffs Natural Resources, Inc.	20,535	803,535
Freeport-McMoRan Copper & Gold, Inc.	54,494	2,156,872
Reliance Steel & Aluminum Co.	16,669	872,622
United States Steel Corp.	37,332	711,921

		4,544,950

Total Materials		14,293,010

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	83,482	3,147,271
CenturyLink, Inc.	47,532	1,920,293
Verizon Communications, Inc.	59,087	2,692,595

Total Telecommunication Services		7,760,159

Utilities (1.3%)
Electric Utilities (0.6%)
Duke Energy Corp.	11,114	720,187
NextEra Energy, Inc.	13,562	953,816

		1,674,003

Multi-Utilities (0.7%)
Dominion Resources, Inc.	18,928	1,002,048
PG&E Corp.	17,575	749,925

		1,751,973

Total Utilities		3,425,976

Total Investments (97.9%) (Cost $205,622,441)		259,551,418
Other Assets Less Liabilities (2.1%)		5,448,278

Net Assets (100%)		$264,999,696

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$25,179,295	$—	$—	$25,179,295
Consumer Staples	19,582,281	—	—	19,582,281
Energy	32,885,261	—	—	32,885,261
Financials	40,376,211	—	—	40,376,211
Health Care	33,197,819	—	—	33,197,819
Industrials	27,196,971	—	—	27,196,971
Information Technology	55,654,435	—	—	55,654,435
Materials	14,293,010	—	—	14,293,010
Telecommunication Services	7,760,159	—	—	7,760,159
Utilities	3,425,976	—	—	3,425,976

Total Assets	$259,551,418	$—	$—	$259,551,418

Total Liabilities	$—	$—	$—	$—

Total	$259,551,418	$—	$—	$259,551,418

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$32,886,037
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$58,027,829

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,705,617
Aggregate gross unrealized depreciation	(12,648,617)

Net unrealized appreciation	$52,057,000

Federal income tax cost of investments	$207,494,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Australia (2.5%)
Iluka Resources Ltd.	797,781	$8,217,455
Newcrest Mining Ltd.	341,433	10,320,468
Rio Tinto Ltd.	332,302	18,393,024

		36,930,947

Brazil (4.5%)
BM&F Bovespa S.A.	1,637,800	9,864,367
Brasil Brokers Participacoes S.A.	1,117,200	3,940,303
Cia. Hering	278,500	6,224,607
Diagnosticos da America S.A.	610,200	3,648,107
Fleury S.A.	368,700	4,363,109
Itau Unibanco Holding S.A. (Preference) (ADR)	1,018,200	15,558,096
Lojas Renner S.A.	275,600	9,149,281
LPS Brasil Consultoria de Imoveis S.A.	295,600	5,285,732
Tim Participacoes S.A. (ADR)	515,920	9,915,983

		67,949,585

Canada (3.0%)
Canadian National Railway Co.	308,500	27,218,955
Goldcorp, Inc.	180,650	8,294,722
Suncor Energy, Inc.	278,525	9,162,342

		44,676,019

Chile (0.6%)
Banco Santander Chile S.A. (ADR)	122,280	8,955,787

China (0.3%)
Guangzhou Automobile Group Co., Ltd., Class H	6,046,000	3,968,783

Denmark (2.3%)
Carlsberg A/S, Class B	182,846	16,199,749
Novo Nordisk A/S, Class B	116,133	18,346,272

		34,546,021

Finland (0.8%)
Kone Oyj, Class B	165,544	11,455,635

France (13.0%)
Air Liquide S.A.	127,862	15,847,609
Cie Generale d’Optique Essilor International S.A.	163,039	15,267,232
Danone S.A.	648,073	39,899,745
Dassault Systemes S.A.	146,238	15,364,596
Legrand S.A.	305,202	11,503,221
LVMH Moet Hennessy Louis Vuitton S.A.	236,766	35,597,969
Pernod-Ricard S.A.	230,986	25,916,102
Publicis Groupe S.A.	273,710	15,317,887
Schneider Electric S.A.	238,321	14,104,546
Technip S.A.	56,780	6,312,214

		195,131,121

Germany (8.7%)
Bayer AG (Registered)	169,839	14,585,755
Bayerische Motoren Werke (BMW) AG	229,545	16,787,130
Brenntag AG	121,277	15,522,362
Fresenius Medical Care AG & Co. KGaA	171,588	12,581,682
Infineon Technologies AG	1,078,762	6,845,367
Linde AG	175,587	30,235,502
SAP AG	275,115	19,483,398
Symrise AG	443,442	15,015,419

		131,056,615

Hong Kong (4.4%)
AIA Group Ltd.	5,479,000	20,420,696
China Unicom Hong Kong Ltd.	11,392,000	18,687,813
Dairy Farm International Holdings Ltd.	614,700	6,829,317
Li & Fung Ltd.	12,614,000	19,553,689

		65,491,515

India (0.9%)
HDFC Bank Ltd.	1,148,515	13,699,653

Indonesia (0.6%)
PT Bank Rakyat Indonesia (Persero) Tbk	11,080,000	8,625,496

Ireland (2.0%)
Accenture plc, Class A	266,400	18,655,992
Experian plc	722,579	12,006,584

		30,662,576

Israel (2.3%)
Check Point Software
Technologies Ltd.*	471,240	22,694,919
NICE Systems Ltd. (ADR)*	369,720	12,282,098

		34,977,017

Italy (1.0%)
Saipem S.p.A	306,797	14,733,103

Japan (13.0%)
Honda Motor Co., Ltd.	636,500	19,550,109
INPEX Corp.	2,222	13,253,985
Japan Tobacco, Inc.	1,391,900	41,771,269
JGC Corp.	591,000	19,727,768
Lawson, Inc.	315,500	24,256,791
Obic Co., Ltd.	60,320	12,652,978
Santen Pharmaceutical Co., Ltd.	315,800	14,527,447
Shin-Etsu Chemical Co., Ltd.	110,700	6,227,230
Sundrug Co., Ltd.	158,600	5,759,513
Unicharm Corp.	413,500	23,737,571
Yahoo! Japan Corp.	36,652	13,962,890

		195,427,551

Macau (0.6%)
Sands China Ltd.	2,384,400	8,902,236

Mexico (0.5%)
Grupo Financiero Santander Mexico S.A.B. de C.V. (ADR), Class B*	605,700	8,298,090

Netherlands (3.1%)
Akzo Nobel N.V.	214,186	12,107,795
ASML Holding N.V. (N.Y. Shares)	163,910	8,798,689
Heineken N.V.	424,420	25,301,149

		46,207,633

Panama (1.1%)
Copa Holdings S.A., Class A	207,560	16,868,401

Peru (1.0%)
Credicorp Ltd.	124,000	15,534,720

Russia (0.8%)
Gazprom OAO (ADR)	1,173,840	11,773,615

South Africa (0.6%)
MTN Group Ltd.	471,482	9,075,589

South Korea (1.2%)
Samsung Electronics Co., Ltd.	14,946	18,100,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Spain (2.2%)
Amadeus IT Holding S.A., Class A	504,725	$11,759,061
Inditex S.A.	167,226	20,765,185

		32,524,246

Sweden (0.7%)
Telefonaktiebolaget LM Ericsson, Class B	1,119,245	10,197,725

Switzerland (8.2%)
Cie Financiere Richemont S.A., Class A	236,071	14,156,730
Julius Baer Group Ltd.*	314,790	10,978,322
Kuehne + Nagel International AG (Registered)	67,270	7,596,038
Nestle S.A. (Registered)	530,403	33,442,741
Roche Holding AG	118,515	22,140,442
Schindler Holding AG	114,985	14,133,191
Sonova Holding AG (Registered)*	210,343	21,257,950

		123,705,414

Taiwan (1.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,519,878	24,044,470

Thailand (1.3%)
CP ALL PCL	6,652,000	7,672,060
Siam Commercial Bank PCL (Foreign)	2,042,100	11,311,827

		18,983,887

United Kingdom (15.1%)
Aberdeen Asset Management plc	2,007,017	10,082,536
Bellway plc	514,746	7,651,305
BG Group plc	1,305,753	26,356,624
Capita plc	1,208,501	15,114,270
Compass Group plc	2,822,770	31,155,358
Croda International plc	168,581	6,601,447
Diageo plc	1,262,385	35,459,695
HSBC Holdings plc	1,642,780	15,208,280
Intertek Group plc	236,202	10,450,880
Reckitt Benckiser Group plc	460,414	26,504,938
Rolls-Royce Holdings plc*	935,401	12,733,393
Standard Chartered plc	808,483	18,277,537
Weir Group plc	407,380	11,630,562

		227,226,825

United States (0.8%)
Mettler-Toledo International, Inc.*	72,660	12,405,968

Total Common Stocks (98.7%) (Cost $1,235,728,867)		1,482,136,714

Total Investments (98.7%) (Cost $1,235,728,867)		1,482,136,714
Other Assets Less Liabilities (1.3%)		18,916,538

Net Assets (100%)		$1,501,053,252

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	13.9%
Consumer Staples	20.8
Energy	5.4
Financials	11.7
Health Care	9.3
Industrials	13.3
Information Technology	13.0
Materials	8.8
Telecommunication Services	2.5
Cash and Other	1.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,373,888	$193,406,381	$—	$208,780,269
Consumer Staples	—	312,750,640	—	312,750,640
Energy	9,162,342	72,429,541	—	81,591,883
Financials	67,437,095	108,604,347	—	176,041,442
Health Care	20,417,184	118,706,780	—	139,123,964
Industrials	44,087,356	155,978,450	—	200,065,806
Information Technology	86,476,168	108,366,486	—	194,842,654
Materials	8,294,722	122,965,949	—	131,260,671
Telecommunication Services	9,915,983	27,763,402	—	37,679,385

Total Assets	$261,164,738	$1,220,971,976	$—	$1,482,136,714

Total Liabilities	$—	$—	$—	$—

Total	$261,164,738	$1,220,971,976	$—	$1,482,136,714

Investment security transactions for nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$618,173,471
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$402,546,686

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,231,298
Aggregate gross unrealized depreciation	(42,901,085)

Net unrealized appreciation	$232,330,213

Federal income tax cost of investments	$1,249,806,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.2%)
Gentex Corp.	148,226	$2,521,324

Automobiles (0.1%)
Thor Industries, Inc.	45,521	1,653,323

Distributors (0.5%)
LKQ Corp.*	306,920	5,678,020

Diversified Consumer Services (0.8%)
DeVry, Inc.	59,700	1,358,772
ITT Educational Services, Inc.*	18,763	604,731
Matthews International Corp., Class A	28,508	850,108
Regis Corp.	58,962	1,083,722
Service Corp. International	223,352	3,006,318
Sotheby’s, Inc.	69,458	2,187,927
Strayer Education, Inc.	12,351	794,787

		9,886,365

Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc.*	44,100	2,178,099
Bob Evans Farms, Inc.	30,319	1,186,383
Brinker International, Inc.	77,416	2,732,785
Cheesecake Factory, Inc.	51,763	1,850,527
International Speedway Corp., Class A	28,181	799,495
Life Time Fitness, Inc.*	43,878	2,006,980
Panera Bread Co., Class A*	29,152	4,981,785
Scientific Games Corp., Class A*	59,298	490,394
Wendy’s Co.	305,707	1,390,967
WMS Industries, Inc.*	56,584	926,846

		18,544,261

Household Durables (2.1%)
Jarden Corp.	78,500	4,147,940
KB Home	79,300	1,137,955
M.D.C. Holdings, Inc.	38,986	1,501,351
Mohawk Industries, Inc.*	60,081	4,807,682
NVR, Inc.*	5,028	4,246,146
Tempur-Pedic International, Inc.*	61,000	1,823,290
Toll Brothers, Inc.*	155,097	5,153,873
Tupperware Brands Corp.	57,636	3,088,713

		25,906,950

Internet & Catalog Retail ( 0.2%)
HSN, Inc.	40,500	1,986,525

Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	66,000	5,337,420

Media (1.3%)
AMC Networks, Inc., Class A*	59,400	2,585,088
Cinemark Holdings, Inc.	105,500	2,366,365
DreamWorks Animation SKG, Inc., Class A*	73,602	1,415,366
John Wiley & Sons, Inc., Class A	47,996	2,205,416
Lamar Advertising Co., Class A*	60,211	2,231,420
Meredith Corp.	38,300	1,340,500
New York Times Co., Class A*	124,700	1,217,072
Scholastic Corp.	25,828	820,814
Valassis Communications, Inc.*	40,500	999,945

		15,181,986

Multiline Retail (0.1%)
Saks, Inc.*	106,029	1,093,159

Specialty Retail (4.9%)
Aaron’s, Inc.	73,080	2,032,355
Advance Auto Parts, Inc.	75,651	5,177,554
Aeropostale, Inc.*	83,242	1,126,264
American Eagle Outfitters, Inc.	185,385	3,907,916
ANN, Inc.*	49,891	1,882,387
Ascena Retail Group, Inc.*	127,600	2,737,020
Barnes & Noble, Inc.*	41,919	535,725
Chico’s FAS, Inc.	171,770	3,110,755
Collective Brands, Inc.*	63,165	1,371,312
Dick’s Sporting Goods, Inc.	100,613	5,216,784
Foot Locker, Inc.	155,478	5,519,469
Guess?, Inc.	66,154	1,681,635
Office Depot, Inc.*	288,200	737,792
PetSmart, Inc.	111,601	7,698,237
Rent-A-Center, Inc.	60,984	2,139,319
Signet Jewelers Ltd.	83,800	4,086,088
Tractor Supply Co.	74,200	7,337,638
Williams-Sonoma, Inc.	89,779	3,947,582

		60,245,832

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.*	52,500	2,826,600
Deckers Outdoor Corp.*	39,700	1,454,608
Hanesbrands, Inc.*	99,965	3,186,884
PVH Corp.	73,091	6,850,089
Under Armour, Inc., Class A*	80,106	4,472,318
Warnaco Group, Inc.*	42,100	2,184,990

		20,975,489

Total Consumer Discretionary		169,010,654

Consumer Staples (3.2%)
Food & Staples Retailing (0.2%)
Harris Teeter Supermarkets, Inc.	51,025	1,981,811
SUPERVALU, Inc.	215,600	519,596

		2,501,407

Food Products (1.9%)
Flowers Foods, Inc.	119,223	2,405,920
Green Mountain Coffee Roasters, Inc.*	133,800	3,177,750
Hillshire Brands Co.	123,100	3,296,618
Ingredion, Inc.	78,489	4,329,453
Lancaster Colony Corp.	20,485	1,500,526
Post Holdings, Inc.*	28,155	846,340
Ralcorp Holdings, Inc.*	56,711	4,139,903
Smithfield Foods, Inc.*	139,337	2,737,972
Tootsie Roll Industries, Inc.	21,363	576,374

		23,010,856

Household Products (1.0%)
Church & Dwight Co., Inc.	144,198	7,785,250
Energizer Holdings, Inc.	67,077	5,004,615

		12,789,865

Tobacco (0.1%)
Universal Corp.	23,764	1,210,063

Total Consumer Staples		39,512,191

Energy (5.8%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	58,500	2,658,825
CARBO Ceramics, Inc.	20,500	1,289,860
Dresser-Rand Group, Inc.*	77,800	4,287,558
Dril-Quip, Inc.*	37,700	2,709,876
Helix Energy Solutions Group, Inc.*	101,389	1,852,377
Oceaneering International, Inc.	111,268	6,147,557
Oil States International, Inc.*	56,200	4,465,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Patterson-UTI Energy, Inc.	160,419	$2,541,037
Superior Energy Services, Inc.*	162,367	3,331,771
Tidewater, Inc.	53,023	2,573,206
Unit Corp.*	44,786	1,858,619

		33,716,338

Oil, Gas & Consumable Fuels (3.0%)
Arch Coal, Inc.	216,424	1,369,964
Bill Barrett Corp.*	49,974	1,237,856
Cimarex Energy Co.	88,239	5,166,393
Energen Corp.	74,095	3,883,319
Forest Oil Corp.*	122,404	1,034,314
HollyFrontier Corp.	212,924	8,787,374
Northern Oil and Gas, Inc.*	65,300	1,109,447
Plains Exploration & Production Co.*	132,614	4,969,047
Quicksilver Resources, Inc.*	126,305	516,587
Rosetta Resources, Inc.*	54,200	2,596,180
SM Energy Co.	67,500	3,652,425
World Fuel Services Corp.	73,700	2,624,457

		36,947,363

Total Energy		70,663,701

Financials (21.6%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	52,908	6,507,684
Apollo Investment Corp.	207,539	1,633,332
Eaton Vance Corp.	119,005	3,446,385
Greenhill & Co., Inc.	27,700	1,433,475
Janus Capital Group, Inc.	194,300	1,834,192
Jefferies Group, Inc.	132,757	1,817,443
Raymond James Financial, Inc.	114,746	4,205,441
SEI Investments Co.	140,289	3,009,199
Waddell & Reed Financial, Inc., Class A	88,499	2,900,112

		26,787,263

Commercial Banks (3.9%)
Associated Banc-Corp.	179,800	2,367,966
BancorpSouth, Inc.	84,595	1,246,930
Bank of Hawaii Corp.	47,052	2,146,512
Cathay General Bancorp	80,618	1,391,467
City National Corp./California	48,307	2,488,294
Commerce Bancshares, Inc./Missouri	77,155	3,111,661
Cullen/Frost Bankers, Inc.	63,026	3,619,583
East West Bancorp, Inc.	148,500	3,136,320
First Niagara Financial Group, Inc.	362,174	2,929,988
FirstMerit Corp.	113,699	1,674,786
Fulton Financial Corp.	205,531	2,026,536
Hancock Holding Co.	86,800	2,686,460
International Bancshares Corp.	55,360	1,054,608
Prosperity Bancshares, Inc.	44,700	1,905,114
Signature Bank/New York*	48,500	3,253,380
SVB Financial Group*	45,481	2,749,781
Synovus Financial Corp.	813,063	1,926,959
TCF Financial Corp.	165,982	1,981,825
Trustmark Corp.	66,863	1,627,445
Valley National Bancorp	204,365	2,047,737
Webster Financial Corp.	76,511	1,813,311
Westamerica Bancorp	28,912	1,360,310

		48,546,973

Diversified Financial Services ( 0.6%)
CBOE Holdings, Inc.	89,900	2,644,858
MSCI, Inc.*	125,400	4,488,066

		7,132,924

Insurance (4.5%)
Alleghany Corp.*	17,500	6,036,450
American Financial Group, Inc./Ohio	81,679	3,095,634
Arthur J. Gallagher & Co.	125,286	4,487,745
Aspen Insurance Holdings Ltd.	73,700	2,247,113
Brown & Brown, Inc.	121,703	3,172,797
Everest Reinsurance Group Ltd.	54,204	5,797,660
Fidelity National Financial, Inc., Class A	218,384	4,671,234
First American Financial Corp.	109,655	2,376,224
Hanover Insurance Group, Inc.	46,079	1,716,904
HCC Insurance Holdings, Inc.	104,008	3,524,831
Kemper Corp.	56,495	1,734,961
Mercury General Corp.	37,288	1,441,181
Old Republic International Corp.	249,948	2,324,516
Protective Life Corp.	83,220	2,181,196
Reinsurance Group of America, Inc.	75,572	4,373,352
StanCorp Financial Group, Inc.	45,574	1,423,732
W. R. Berkley Corp.	115,269	4,321,435

		54,926,965

Real Estate Investment Trusts (REITs) (9.3%)
Alexandria Real Estate Equities, Inc. (REIT)	65,065	4,783,579
American Campus Communities, Inc. (REIT)	95,300	4,181,764
BioMed Realty Trust, Inc. (REIT)	157,900	2,955,888
BRE Properties, Inc. (REIT)	79,047	3,706,514
Camden Property Trust (REIT)	86,575	5,583,222
Corporate Office Properties
Trust/Maryland (REIT)	74,302	1,781,019
Duke Realty Corp. (REIT)	279,304	4,105,769
Equity One, Inc. (REIT)	63,739	1,342,343
Essex Property Trust, Inc. (REIT)	37,702	5,588,945
Federal Realty Investment Trust (REIT)	66,412	6,993,184
Highwoods Properties, Inc. (REIT)	78,766	2,569,347
Home Properties, Inc. (REIT)	51,700	3,167,659
Hospitality Properties Trust (REIT)	126,498	3,008,122
Liberty Property Trust (REIT)	120,708	4,374,458
Macerich Co. (REIT)	137,927	7,893,562
Mack-Cali Realty Corp. (REIT)	90,692	2,412,407
National Retail Properties, Inc. (REIT)	112,100	3,419,050
Omega Healthcare Investors, Inc. (REIT)	112,631	2,560,103
Potlatch Corp. (REIT)	41,547	1,552,611
Rayonier, Inc. (REIT)	127,190	6,233,582
Realty Income Corp. (REIT)	137,323	5,615,137
Regency Centers Corp. (REIT)	92,499	4,507,476
Senior Housing Properties Trust (REIT)	182,800	3,981,384
SL Green Realty Corp. (REIT)	93,409	7,479,259
Taubman Centers, Inc. (REIT)	63,900	4,903,047
UDR, Inc. (REIT)	257,427	6,389,338
Weingarten Realty Investors (REIT)	115,574	3,248,785

		114,337,554

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.*	43,344	1,279,948
Jones Lang LaSalle, Inc.	44,988	3,434,834

		4,714,782

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	85,789	847,595
New York Community Bancorp, Inc.	451,908	6,399,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Washington Federal, Inc.	109,133	$1,820,339

		9,066,951

Total Financials		265,513,412

Health Care (10.2%)
Biotechnology (2.2%)
Regeneron Pharmaceuticals, Inc.*	77,600	11,846,416
United Therapeutics Corp.*	49,804	2,783,048
Vertex Pharmaceuticals, Inc.*	223,551	12,507,678

		27,137,142

Health Care Equipment & Supplies (2.6%)
Cooper Cos., Inc.	49,600	4,685,216
Hill-Rom Holdings, Inc.	63,814	1,854,435
Hologic, Inc.*	272,260	5,510,542
IDEXX Laboratories, Inc.*	56,631	5,626,290
Masimo Corp.*	58,475	1,413,926
ResMed, Inc.	146,476	5,927,884
STERIS Corp.	59,120	2,096,986
Teleflex, Inc.	41,857	2,881,436
Thoratec Corp.*	60,515	2,093,819

		32,090,534

Health Care Providers & Services (3.5%)
AMERIGROUP Corp.*	50,000	4,571,500
Community Health Systems, Inc.*	93,342	2,719,986
Health Management Associates, Inc., Class A*	264,939	2,222,838
Health Net, Inc.*	85,869	1,932,911
Henry Schein, Inc.*	92,560	7,337,231
HMS Holdings Corp.*	88,300	2,951,869
LifePoint Hospitals, Inc.*	50,129	2,144,519
MEDNAX, Inc.*	51,500	3,834,175
Omnicare, Inc.	116,456	3,956,010
Owens & Minor, Inc.	65,516	1,957,618
Universal Health Services, Inc., Class B	91,334	4,176,704
VCA Antech, Inc.*	90,649	1,788,505
WellCare Health Plans, Inc.*	44,108	2,494,307

		42,088,173

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	175,400	2,180,222

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	20,763	2,215,827
Charles River Laboratories International, Inc.*	50,650	2,005,740
Covance, Inc.*	56,866	2,655,074
Mettler-Toledo International, Inc.*	32,314	5,517,292
Techne Corp.	35,895	2,582,286

		14,976,219

Pharmaceuticals (0.5%)
Endo Health Solutions, Inc.*	120,941	3,836,249
Medicis Pharmaceutical Corp., Class A	61,201	2,648,167

		6,484,416

Total Health Care		124,956,706

Industrials (15.4%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.	34,371	1,722,331
B/E Aerospace, Inc.*	106,829	4,497,501
Esterline Technologies Corp.*	31,900	1,790,866
Exelis, Inc.	192,400	1,989,416
Huntington Ingalls Industries, Inc.*	50,600	2,127,730
Triumph Group, Inc.	51,300	3,207,789

		15,335,633

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	107,000	1,441,290

Airlines (0.3%)
Alaska Air Group, Inc.*	72,784	2,551,807
JetBlue Airways Corp.*	237,356	1,136,935

		3,688,742

Building Products (0.6%)
Fortune Brands Home & Security, Inc.*	164,600	4,445,846
Lennox International, Inc.	48,066	2,324,472

		6,770,318

Commercial Services & Supplies (1.7%)
Brink’s Co.	48,834	1,254,546
Clean Harbors, Inc.*	48,516	2,370,007
Copart, Inc.*	112,018	3,106,259
Corrections Corp. of America	102,701	3,435,348
Deluxe Corp.	52,079	1,591,534
Herman Miller, Inc.	60,018	1,166,750
HNI Corp.	46,448	1,184,889
Mine Safety Appliances Co.	31,844	1,186,826
Rollins, Inc.	66,629	1,558,452
Waste Connections, Inc.	126,588	3,829,287

		20,683,898

Construction & Engineering (1.1%)
AECOM Technology Corp.*	115,631	2,446,752
Granite Construction, Inc.	35,693	1,025,103
KBR, Inc.	152,444	4,545,880
Shaw Group, Inc.*	67,739	2,954,775
URS Corp.	79,561	2,809,299

		13,781,809

Electrical Equipment (1.7%)
Acuity Brands, Inc.	43,600	2,759,444
AMETEK, Inc.	251,286	8,908,089
General Cable Corp.*	51,100	1,501,318
Hubbell, Inc., Class B	55,314	4,466,052
Regal-Beloit Corp.	42,700	3,009,496

		20,644,399

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	64,795	3,364,156

Machinery (4.9%)
AGCO Corp.*	99,942	4,745,246
CLARCOR, Inc.	51,600	2,302,908
Crane Co.	50,510	2,016,864
Donaldson Co., Inc.	141,926	4,926,251
Gardner Denver, Inc.	51,300	3,099,033
Graco, Inc.	62,375	3,136,215
Harsco Corp.	82,412	1,691,918
IDEX Corp.	86,600	3,617,282
ITT Corp.	94,300	1,900,145
Kennametal, Inc.	82,403	3,055,503
Lincoln Electric Holdings, Inc.	86,294	3,369,781
Nordson Corp.	58,106	3,406,174
Oshkosh Corp.*	94,021	2,578,996
SPX Corp.	52,166	3,412,178
Terex Corp.*	112,984	2,551,179
Timken Co.	86,293	3,206,648
Trinity Industries, Inc.	82,270	2,465,632
Valmont Industries, Inc.	24,223	3,185,325
Wabtec Corp.	49,663	3,987,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Woodward, Inc.	62,295	$2,116,784

		60,771,504

Marine (0.3%)
Kirby Corp.*	57,208	3,162,458
Matson, Inc.	43,344	906,323

		4,068,781

Professional Services (0.8%)
Corporate Executive Board Co.	34,556	1,853,238
FTI Consulting, Inc.*	43,102	1,149,961
Korn/Ferry International*	48,838	748,687
Manpower, Inc.	82,116	3,021,869
Towers Watson & Co., Class A	59,297	3,145,706

		9,919,461

Road & Rail (1.5%)
Con-way, Inc.	57,653	1,577,962
J.B. Hunt Transport Services, Inc.	93,742	4,878,334
Kansas City Southern	113,956	8,635,586
Landstar System, Inc.	48,579	2,296,815
Werner Enterprises, Inc.	45,463	971,544

		18,360,241

Trading Companies & Distributors (0.9%)
GATX Corp.	48,332	2,051,210
MSC Industrial Direct Co., Inc., Class A	47,469	3,202,259
United Rentals, Inc.*	96,008	3,140,422
Watsco, Inc.	30,300	2,296,437

		10,690,328

Total Industrials		189,520,560

Information Technology (15.5%)
Communications Equipment (1.0%)
ADTRAN, Inc.	66,173	1,143,469
Ciena Corp.*	102,700	1,396,720
InterDigital, Inc.	39,700	1,480,016
Plantronics, Inc.	43,840	1,548,867
Polycom, Inc.*	182,458	1,800,861
Riverbed Technology, Inc.*	162,700	3,786,029
Tellabs, Inc.	376,800	1,333,872

		12,489,834

Computers & Peripherals (0.7%)
Diebold, Inc.	64,883	2,187,206
Lexmark International, Inc., Class A	72,700	1,617,575
NCR Corp.*	163,098	3,801,814
QLogic Corp.*	100,300	1,145,426

		8,752,021

Electronic Equipment, Instruments & Components (2.0%)
Arrow Electronics, Inc.*	115,225	3,884,235
Avnet, Inc.*	149,196	4,340,112
Ingram Micro, Inc., Class A*	156,399	2,381,957
Itron, Inc.*	41,002	1,769,236
National Instruments Corp.	97,440	2,452,565
Tech Data Corp.*	38,681	1,752,249
Trimble Navigation Ltd.*	130,214	6,205,999
Vishay Intertechnology, Inc.*	136,593	1,342,709

		24,129,062

Internet Software & Services (1.9%)
AOL, Inc.*	96,300	3,392,649
Equinix, Inc.*	49,872	10,276,126
Monster Worldwide, Inc.*	124,200	910,386
Rackspace Hosting, Inc.*	112,400	7,428,516
ValueClick, Inc.*	76,600	1,316,754

		23,324,431

IT Services (3.4%)
Acxiom Corp.*	78,271	1,430,011
Alliance Data Systems Corp.*	51,809	7,354,288
Broadridge Financial Solutions, Inc.	128,951	3,008,427
Convergys Corp.	119,400	1,870,998
CoreLogic, Inc.*	109,655	2,909,147
DST Systems, Inc.	31,767	1,796,741
Gartner, Inc.*	95,985	4,423,949
Global Payments, Inc.	80,605	3,371,707
Jack Henry & Associates, Inc.	89,438	3,389,700
Lender Processing Services, Inc.	86,995	2,426,291
ManTech International Corp., Class A	23,638	567,312
NeuStar, Inc., Class A*	68,706	2,750,301
VeriFone Systems, Inc.*	111,000	3,091,350
Wright Express Corp.*	39,800	2,774,856

		41,165,078

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	53,553	2,010,380

Semiconductors & Semiconductor Equipment (1.7%)
Atmel Corp.*	456,353	2,400,417
Cree, Inc.*	118,462	3,024,335
Cypress Semiconductor Corp.*	141,600	1,517,952
Fairchild Semiconductor International, Inc.*	130,294	1,709,457
Integrated Device Technology, Inc.*	145,741	856,957
International Rectifier Corp.*	71,940	1,200,679
Intersil Corp., Class A	132,642	1,160,617
MEMC Electronic Materials, Inc.*	234,000	643,500
RF Micro Devices, Inc.*	285,930	1,129,423
Semtech Corp.*	67,740	1,703,661
Silicon Laboratories, Inc.*	39,793	1,462,791
Skyworks Solutions, Inc.*	197,700	4,658,801

		21,468,590

Software (4.6%)
ACI Worldwide, Inc.*	40,656	1,718,122
Advent Software, Inc.*	32,242	792,186
ANSYS, Inc.*	95,868	7,036,711
Cadence Design Systems, Inc.*	282,250	3,631,146
Compuware Corp.*	225,100	2,230,741
Concur Technologies, Inc.*	46,700	3,443,191
FactSet Research Systems, Inc.	42,342	4,082,616
Fair Isaac Corp.	34,984	1,548,392
Informatica Corp.*	111,565	3,883,578
Mentor Graphics Corp.*	96,847	1,499,192
MICROS Systems, Inc.*	82,868	4,070,476
Parametric Technology Corp.*	123,368	2,689,422
Quest Software, Inc.*†	57,860	1,620,080
Rovi Corp.*	113,344	1,644,621
SolarWinds, Inc.*	63,000	3,511,620
Solera Holdings, Inc.	71,400	3,132,318
Synopsys, Inc.*	154,534	5,102,713
TIBCO Software, Inc.*	159,500	4,821,685

		56,458,810

Total Information Technology		189,798,206

Materials (6.8%)
Chemicals (2.8%)
Albemarle Corp.	91,768	4,834,338
Ashland, Inc.	75,629	5,415,036
Cabot Corp.	61,664	2,255,053
Cytec Industries, Inc.	47,099	3,085,927
Intrepid Potash, Inc.*	54,200	1,164,216
Minerals Technologies, Inc.	18,454	1,308,942
NewMarket Corp.	10,900	2,686,632
Olin Corp.	81,997	1,781,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
RPM International, Inc.	135,066	$3,854,784
Scotts Miracle-Gro Co., Class A	39,905	1,734,670
Sensient Technologies Corp.	51,508	1,893,434
Valspar Corp.	87,431	4,904,879

		34,919,706

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	47,448	3,932,016

Containers & Packaging (1.6%)
AptarGroup, Inc.	68,280	3,530,759
Greif, Inc., Class A	31,690	1,400,064
Packaging Corp. of America	100,915	3,663,214
Rock-Tenn Co., Class A	72,700	5,247,486
Silgan Holdings, Inc.	51,200	2,227,712
Sonoco Products Co.	103,018	3,192,528

		19,261,763

Metals & Mining (1.7%)
Carpenter Technology Corp.	45,138	2,361,620
Commercial Metals Co.	119,575	1,578,390
Compass Minerals International, Inc.	34,000	2,536,060
Reliance Steel & Aluminum Co.	77,499	4,057,073
Royal Gold, Inc.	61,200	6,111,432
Steel Dynamics, Inc.	224,285	2,518,721
Worthington Industries, Inc.	54,719	1,185,213

		20,348,509

Paper & Forest Products (0.4%)
Domtar Corp.	37,000	2,896,730
Louisiana-Pacific Corp.*	140,592	1,757,400

		4,654,130

Total Materials		83,116,124

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	155,100	4,043,457

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	104,685	2,680,983

Total Telecommunication Services		6,724,440

Utilities (4.9%)
Electric Utilities (2.1%)
Cleco Corp.	62,372	2,618,377
Great Plains Energy, Inc.	156,986	3,494,508
Hawaiian Electric Industries, Inc.	99,893	2,628,185
IDACORP, Inc.	51,262	2,218,107
NV Energy, Inc.	241,980	4,358,060
OGE Energy Corp.	101,479	5,628,025
PNM Resources, Inc.	81,879	1,721,915
Westar Energy, Inc.	129,759	3,848,652

		26,515,829

Gas Utilities (1.4%)
Atmos Energy Corp.	92,200	3,299,838
National Fuel Gas Co.	85,603	4,625,986
Questar Corp.	182,900	3,718,357
UGI Corp.	115,760	3,675,380
WGL Holdings, Inc.	53,337	2,146,814

		17,466,375

Multi-Utilities (1.1%)
Alliant Energy Corp.	114,195	4,954,921
Black Hills Corp.	45,649	1,623,735
MDU Resources Group, Inc.	194,215	4,280,499
Vectren Corp.	84,699	2,422,391

		13,281,546

Water Utilities (0.3%)
Aqua America, Inc.	142,766	3,534,886

Total Utilities		60,798,636

Total Common Stocks (97.7%) (Cost $748,299,920)		1,199,614,630

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.2%)
U.S. Treasury Bills 0.08%, 12/6/12#(p)	$1,655,000	1,654,750

Total Short-Term Investments (0.2%) (Cost $1,654,697)		1,654,750

Total Investments (97.9%) (Cost $749,954,617)		1,201,269,380
Other Assets Less Liabilities (2.1%)		26,192,949

Net Assets (100%)		$1,227,462,329

*	Non-income producing.

†	Securities (totaling $1,620,080 or 0.1% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,654,750.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	277	December-12	$28,011,773	$27,326,050	$(685,723)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$169,010,654	$—	$—	$169,010,654
Consumer Staples	39,512,191	—	—	39,512,191
Energy	70,663,701	—	—	70,663,701
Financials	265,513,412	—	—	265,513,412
Health Care	124,956,706	—	—	124,956,706
Industrials	189,520,560	—	—	189,520,560
Information Technology	188,178,126	—	1,620,080	189,798,206
Materials	83,116,124	—	—	83,116,124
Telecommunication Services	6,724,440	—	—	6,724,440
Utilities	60,798,636	—	—	60,798,636
Short-Term Investments	—	1,654,750	—	1,654,750

Total Assets	$1,197,994,550	$1,654,750	$1,620,080	$1,201,269,380

Liabilities:
Futures	$(685,723)	$—	$—	$(685,723)

Total Liabilities	$(685,723)	$—	$—	$(685,723)

Total	$1,197,308,827	$1,654,750	$1,620,080	$1,200,583,657

(a)	A Security with a market value of $1,143,469 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks – Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	563,311
Purchases	108,824
Sales	(198,931)
Issuances	—
Settlements	—
Transfers into Level 3	1,146,876
Transfers out of Level 3	—
Balance as of 9/30/12	$1,620,080

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$563,311

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$76,695,280
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$131,440,263

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$485,200,179
Aggregate gross unrealized depreciation	(36,857,649)

Net unrealized appreciation	$448,342,530

Federal income tax cost of investments	$752,926,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (0.2%)
Lear Corp.	29,853	$1,128,145
TRW Automotive Holdings Corp.*	30,181	1,319,211
Visteon Corp.*	14,745	655,563

		3,102,919

Automobiles (0.0%)
Thor Industries, Inc.	11,985	435,295

Diversified Consumer Services (0.1%)
DeVry, Inc.	19,703	448,440
H&R Block, Inc.	30,711	532,222
Service Corp. International	64,961	874,375

		1,855,037

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.	7,306	233,719
Hyatt Hotels Corp., Class A*	13,597	545,920
International Game Technology	35,772	468,255
Marriott International, Inc., Class A .	5,967	233,310
MGM Resorts International*	119,134	1,280,691
Penn National Gaming, Inc.*	18,131	781,446
Royal Caribbean Cruises Ltd.	45,378	1,370,869
Wendy’s Co.	84,328	383,692

		5,297,902

Household Durables (2.3%)
D.R. Horton, Inc.	77,220	1,593,821
Garmin Ltd.	30,285	1,264,096
Harman International Industries, Inc.	21,102	974,068
Jarden Corp.	18,385	971,463
Leggett & Platt, Inc.	41,980	1,051,599
Lennar Corp., Class A	280,527	9,753,924
Mohawk Industries, Inc.*	17,075	1,366,341
Newell Rubbermaid, Inc.	385,887	7,366,583
NVR, Inc.*	165	139,343
PulteGroup, Inc.*	102,566	1,589,773
Toll Brothers, Inc.*	316,275	10,509,818
Whirlpool Corp.	23,179	1,921,771

		38,502,600

Internet & Catalog Retail ( 0.2%)
Expedia, Inc.	9,866	570,649
HomeAway, Inc.*	1,105	25,912
Liberty Interactive Corp.*	143,489	2,654,547
Liberty Ventures*	7,190	356,912

		3,608,020

Leisure Equipment & Products (0.5%)
Hasbro, Inc.	3,369	128,595
Mattel, Inc.	250,321	8,881,389

		9,009,984

Media (0.9%)
Cablevision Systems Corp. - New
York Group, Class A	53,500	847,975
Clear Channel Outdoor Holdings, Inc., Class A*	5,139	30,731
DISH Network Corp., Class A	13,458	411,950
DreamWorks Animation SKG, Inc., Class A*	20,410	392,484
Gannett Co., Inc.	70,419	1,249,937
Interpublic Group of Cos., Inc.	124,819	1,387,987
John Wiley & Sons, Inc., Class A	8,010	368,060
Lamar Advertising Co., Class A*	3,175	117,666
Liberty Media Corp. - Liberty Capital*	30,417	3,168,539
Madison Square Garden Co., Class A*	17,060	687,006
Regal Entertainment Group, Class A	15,585	219,281
Virgin Media, Inc.	176,900	5,207,936
Washington Post Co., Class B	1,277	463,589

		14,553,141

Multiline Retail (1.0%)
Dillard’s, Inc., Class A	8,795	636,054
Family Dollar Stores, Inc.	91,300	6,053,190
J.C. Penney Co., Inc.	47,815	1,161,426
Kohl’s Corp.	67,876	3,476,609
Macy’s, Inc.	107,486	4,043,623
Sears Holdings Corp.*	10,801	599,348

		15,970,250

Specialty Retail (1.0%)
Aaron’s, Inc.	5,492	152,733
Abercrombie & Fitch Co., Class A	25,385	861,059
American Eagle Outfitters, Inc.	13,210	278,467
ANN, Inc.*	48,300	1,822,359
AutoNation, Inc.*	4,927	215,162
Best Buy Co., Inc.	80,715	1,387,491
CarMax, Inc.*	56,002	1,584,857
Chico’s FAS, Inc.	15,037	272,320
DSW, Inc., Class A	562	37,497
Foot Locker, Inc.	36,147	1,283,218
GameStop Corp., Class A	37,400	785,400
Guess?, Inc.	18,375	467,092
Ross Stores, Inc.	50,400	3,255,840
Sally Beauty Holdings, Inc.*	2,936	73,664
Signet Jewelers Ltd.	25,507	1,243,721
Staples, Inc.	206,554	2,379,502
Tiffany & Co.	6,102	377,592
Williams-Sonoma, Inc.	11,682	513,658

		16,991,632

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	4,377	160,373
PVH Corp.	1,630	152,764
Samsonite International S.A.	3,165,300	6,074,202

		6,387,339

Total Consumer Discretionary		115,714,119

Consumer Staples (2.9%)
Beverages (0.9%)
Beam, Inc.	47,234	2,717,844
Brown-Forman Corp., Class B	5,722	373,360
Coca-Cola Enterprises, Inc.	83,360	2,606,667
Constellation Brands, Inc., Class A*	.44,170	1,428,900
Dr. Pepper Snapple Group, Inc.	140,200	6,243,106
Molson Coors Brewing Co., Class B	.38,430	1,731,272

		15,101,149

Food & Staples Retailing (0.1%)
Safeway, Inc.	62,048	998,353

Food Products (1.6%)
Bunge Ltd.	122,236	8,195,924
Campbell Soup Co.	11,249	391,690
ConAgra Foods, Inc.	124,490	3,434,679
Dean Foods Co.*	7,884	128,903
Green Mountain Coffee Roasters, Inc.*	6,378	151,478
H.J. Heinz Co.	36,110	2,020,355
Hillshire Brands Co.	5,286	141,559
Hormel Foods Corp.	17,358	507,548
Ingredion, Inc.	107,985	5,956,453
J.M. Smucker Co.	33,574	2,898,443
Maple Leaf Foods, Inc.	13,800	155,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ralcorp Holdings, Inc.*	16,546	$1,207,858
Smithfield Foods, Inc.*	45,811	900,186
Tyson Foods, Inc., Class A	87,096	1,395,278

		27,485,886

Household Products (0.3%)
Church & Dwight Co., Inc.	15,916	859,305
Clorox Co.	36,567	2,634,652
Energizer Holdings, Inc.	19,598	1,462,207

		4,956,164

Personal Products (0.0%)
Avon Products, Inc.	29,755	474,592

Total Consumer Staples		49,016,144

Energy (5.7%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	11,748	533,947
Cameron International Corp.*	17,105	959,077
Diamond Offshore Drilling, Inc.	20,626	1,357,397
Helmerich & Payne, Inc.	22,093	1,051,848
McDermott International, Inc.*	70,480	861,266
Nabors Industries Ltd.*	87,005	1,220,680
Ocean Rig UDW, Inc.*	380,600	6,207,586
Oil States International, Inc.*	2,248	178,626
Patterson-UTI Energy, Inc.	46,666	739,189
Rowan Cos., plc, Class A*	37,218	1,256,852
RPC, Inc.	2,329	27,692
SEACOR Holdings, Inc.*	3,502	291,927
Superior Energy Services, Inc.*	47,167	967,867
Tidewater, Inc.	41,220	2,000,406
Trican Well Service Ltd.	379,700	4,939,846
Unit Corp.*	14,494	601,501

		23,195,707

Oil, Gas & Consumable Fuels (4.3%)
Alpha Natural Resources, Inc.*	66,285	435,492
Cheniere Energy, Inc.*	22,302	346,796
Chesapeake Energy Corp.	198,513	3,745,940
Cimarex Energy Co.	25,709	1,505,262
Cobalt International Energy, Inc.*	415,311	9,248,976
CONSOL Energy, Inc.	154,736	4,649,817
Denbury Resources, Inc.*	116,930	1,889,589
Energen Corp.	21,607	1,132,423
EQT Corp.	39,436	2,326,724
EXCO Resources, Inc.	37,291	298,701
HollyFrontier Corp.	61,971	2,557,543
Japan Petroleum Exploration Co.	66,800	2,679,190
Laredo Petroleum Holdings, Inc.*	472	10,375
Marathon Petroleum Corp.	102,119	5,574,676
Murphy Oil Corp.	58,195	3,124,490
Newfield Exploration Co.*	133,104	4,168,817
Noble Energy, Inc.	41,456	3,843,386
Peabody Energy Corp.	81,728	1,821,717
Pioneer Natural Resources Co.	6,060	632,664
Plains Exploration & Production Co.*	38,666	1,448,815
QEP Resources, Inc.	200,407	6,344,886
SandRidge Energy, Inc.*	146,562	1,021,537
SM Energy Co.	3,224	174,451
Southwestern Energy Co.*	68,413	2,379,404
Sunoco, Inc.	4,186	196,030
Teekay Corp.	10,920	340,704
Tesoro Corp.	42,103	1,764,116
Ultra Petroleum Corp.*	45,786	1,006,376
Valero Energy Corp.	165,703	5,249,471
Whiting Petroleum Corp.*	30,246	1,433,056
World Fuel Services Corp.	14,710	523,823
WPX Energy, Inc.*	59,499	987,088

		72,862,335

Total Energy		96,058,042

Financials (20.7%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	3,926	482,898
American Capital Ltd.*	99,659	1,130,133
Ameriprise Financial, Inc.	65,525	3,714,612
Ares Capital Corp.	74,265	1,272,902
E*TRADE Financial Corp.*	85,404	752,409
Federated Investors, Inc., Class B	4,585	94,864
Invesco Ltd.	351,638	8,787,434
Janus Capital Group, Inc.	56,723	535,465
Jefferies Group, Inc.	42,570	582,783
Legg Mason, Inc.	42,285	1,043,594
LPL Financial Holdings, Inc.	2,065	58,935
Northern Trust Corp.	64,615	2,999,105
Raymond James Financial, Inc.	34,079	1,248,995
TD Ameritrade Holding Corp.	69,472	1,067,785

		23,771,914

Commercial Banks (4.3%)
Associated Banc-Corp.	51,963	684,353
Bank of Hawaii Corp.	13,589	619,930
BankUnited, Inc.	218,717	5,382,625
BOK Financial Corp.	7,748	457,907
CapitalSource, Inc.	69,832	529,327
CIT Group, Inc.*	60,160	2,369,702
City National Corp./California	13,937	717,895
Comerica, Inc.	229,320	7,120,386
Commerce Bancshares, Inc./Missouri	22,474	906,377
Cullen/Frost Bankers, Inc.	15,943	915,607
East West Bancorp, Inc.	43,270	913,862
Fifth Third Bancorp	275,753	4,276,929
First Citizens BancShares, Inc./North Carolina, Class A	1,527	248,748
First Horizon National Corp.	75,519	727,248
First Midwest Bancorp, Inc./Illinois	211,307	2,651,903
First Niagara Financial Group, Inc.	105,504	853,527
First Republic Bank/California	30,544	1,052,546
Fulton Financial Corp.	60,422	595,761
Huntington Bancshares, Inc./Ohio	259,418	1,789,984
KeyCorp	285,640	2,496,494
M&T Bank Corp.	83,932	7,986,969
Popular, Inc.*	269,639	4,699,808
Regions Financial Corp.	1,337,223	9,641,378
Signature Bank/New York*	12,037	807,442
SunTrust Banks, Inc.	161,297	4,559,866
SVB Financial Group*	13,224	799,523
Synovus Financial Corp.	236,698	560,974
TCF Financial Corp.	48,803	582,708
Valley National Bancorp	59,357	594,757
Zions Bancorp	351,786	7,266,140

		72,810,676

Consumer Finance (0.1%)
SLM Corp.	146,147	2,297,431

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	3,552	104,500
Interactive Brokers Group, Inc., Class A	11,985	168,030
Leucadia National Corp.	45,161	1,027,413
NASDAQ OMX Group, Inc.	34,834	811,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
NYSE Euronext	194,141	$4,785,575
PHH Corp.*	462,100	9,403,735

		16,300,711

Insurance (5.5%)
Alleghany Corp.*	5,079	1,751,950
Allied World Assurance Co. Holdings AG	5,361	414,137
American Financial Group, Inc./Ohio	25,581	969,520
American National Insurance Co.	2,164	155,440
Aon plc	89,518	4,680,896
Arch Capital Group Ltd.*	36,050	1,502,564
Aspen Insurance Holdings Ltd.	21,357	651,175
Assurant, Inc.	24,361	908,665
Assured Guaranty Ltd.	51,511	701,580
Axis Capital Holdings Ltd.	32,799	1,145,341
Brown & Brown, Inc.	31,860	830,590
Cincinnati Financial Corp.	43,804	1,659,734
CNA Financial Corp.	7,943	212,872
Endurance Specialty Holdings Ltd.	11,712	450,912
Everest Reinsurance Group Ltd.	87,323	9,340,068
Fidelity National Financial, Inc., Class A	66,777	1,428,360
Genworth Financial, Inc., Class A*	146,947	768,533
Hanover Insurance Group, Inc.	7,386	275,202
Hartford Financial Services Group, Inc.	132,102	2,568,063
HCC Insurance Holdings, Inc.	30,304	1,027,003
Kemper Corp.	14,827	455,337
Lincoln National Corp.	85,641	2,071,656
Markel Corp.*	2,893	1,326,412
MBIA, Inc.*	42,578	431,315
Mercury General Corp.	8,059	311,480
Old Republic International Corp.	77,537	721,094
PartnerReinsurance Ltd.	19,347	1,437,095
Platinum Underwriters Holdings Ltd.	145,585	5,950,059
Principal Financial Group, Inc.	317,431	8,551,591
ProAssurance Corp.	9,168	829,154
Progressive Corp.	183,171	3,798,967
Protective Life Corp.	24,187	633,941
Reinsurance Group of America, Inc.	214,824	12,431,865
RenaissanceReinsurance Holdings Ltd.	15,511	1,194,968
StanCorp Financial Group, Inc.	13,354	417,179
Torchmark Corp.	29,508	1,515,236
Unum Group	545,755	10,489,411
Validus Holdings Ltd.	23,670	802,650
W. R. Berkley Corp.	33,249	1,246,505
White Mountains Insurance Group Ltd.	1,780	913,745
XL Group plc	222,351	5,343,095

		92,315,360

Real Estate Investment Trusts (REITs) (6.6%)
Alexandria Real Estate Equities, Inc. (REIT)	18,608	1,368,060
American Assets Trust, Inc. (REIT)	195,934	5,249,072
American Campus Communities, Inc. (REIT)	24,744	1,085,767
American Capital Agency Corp. (REIT)	102,382	3,541,393
Annaly Capital Management, Inc. (REIT)	292,103	4,919,015
Apartment Investment & Management Co. (REIT), Class A	12,382	321,808
AvalonBay Communities, Inc. (REIT)	28,579	3,886,458
BioMed Realty Trust, Inc. (REIT)	46,124	863,441
Boston Properties, Inc. (REIT)	37,314	4,127,302
Brandywine Realty Trust (REIT)	43,113	525,547
BRE Properties, Inc. (REIT)	16,418	769,840
Camden Property Trust (REIT)	5,968	384,876
CBL & Associates Properties, Inc. (REIT)	44,486	949,331
Chimera Investment Corp. (REIT)	307,305	832,797
CommonWealth REIT (REIT)	25,194	366,825
Corporate Office Properties Trust/Maryland (REIT)	21,679	519,646
DDR Corp. (REIT)	71,074	1,091,697
Douglas Emmett, Inc. (REIT)	41,800	964,326
Duke Realty Corp. (REIT)	79,840	1,173,648
Equity Lifestyle Properties, Inc. (REIT)	71,662	4,881,615
Extra Space Storage, Inc. (REIT)	11,595	385,534
Federal Realty Investment Trust (REIT)	4,135	435,415
General Growth Properties, Inc. (REIT)	158,257	3,082,846
Hatteras Financial Corp. (REIT)	216,046	6,090,337
HCP, Inc. (REIT)	116,930	5,201,046
Health Care REIT, Inc. (REIT)	77,633	4,483,306
Home Properties, Inc. (REIT)	6,824	418,106
Hospitality Properties Trust (REIT)	36,969	879,123
Host Hotels & Resorts, Inc. (REIT)	215,539	3,459,401
Kilroy Realty Corp. (REIT)	20,609	922,871
Kimco Realty Corp. (REIT)	121,947	2,471,866
Liberty Property Trust (REIT)	31,030	1,124,527
Macerich Co. (REIT)	39,717	2,273,004
Mack-Cali Realty Corp. (REIT)	26,240	697,984
MFA Financial, Inc. (REIT)	106,822	907,987
Mid-America Apartment Communities, Inc. (REIT)	690	45,064
National Retail Properties, Inc. (REIT)	32,039	977,189
Piedmont Office Realty Trust, Inc. (REIT), Class A	51,695	896,391
Post Properties, Inc. (REIT)	9,589	459,888
Prologis, Inc. (REIT)	137,988	4,833,720
Rayonier, Inc. (REIT)	7,664	375,613
Realty Income Corp. (REIT)	40,028	1,636,745
Regency Centers Corp. (REIT)	10,771	524,871
Retail Properties of America, Inc. (REIT), Class A	25,600	289,792
Senior Housing Properties Trust (REIT)	52,827	1,150,572
SL Green Realty Corp. (REIT)	26,845	2,149,479
Taubman Centers, Inc. (REIT)	12,119	929,891
UDR, Inc. (REIT)	74,051	1,837,946
Ventas, Inc. (REIT)	86,626	5,392,469
Vornado Realty Trust (REIT)	55,640	4,509,622
Weingarten Realty Investors (REIT)	36,292	1,020,168
Weyerhaeuser Co. (REIT)‡	486,036	12,704,981

		110,390,218

Real Estate Management & Development (1.3%)
Alexander & Baldwin, Inc.*	11,809	348,720
BR Properties S.A.	849,900	11,046,918
Forest City Enterprises, Inc., Class A*	300,139	4,757,203
Howard Hughes Corp.*	8,255	586,518
Iguatemi Empresa de Shopping Centers S.A.	135,800	3,477,980
Jones Lang LaSalle, Inc.	13,100	1,000,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
St. Joe Co.*	17,316	$337,662

		21,555,186

Thrifts & Mortgage Finance (0.5%)
Beneficial Mutual Bancorp, Inc.*	316,006	3,021,017
Capitol Federal Financial, Inc.	49,351	590,238
Hudson City Bancorp, Inc.	158,287	1,259,965
New York Community Bancorp, Inc.	131,748	1,865,552
People’s United Financial, Inc.	83,450	1,013,083
TFS Financial Corp.*	24,169	219,213
Washington Federal, Inc.	32,161	536,445

		8,505,513

Total Financials		347,947,009

Health Care (5.7%)
Health Care Equipment & Supplies (1.1%)
Alere, Inc.*	24,185	471,366
Boston Scientific Corp.*	1,091,164	6,263,281
CareFusion Corp.*	66,590	1,890,490
Cooper Cos., Inc.	9,950	939,877
DENTSPLY International, Inc.	23,499	896,252
Hill-Rom Holdings, Inc.	18,673	542,637
Hologic, Inc.*	79,361	1,606,267
Sirona Dental Systems, Inc.*	13,550	771,808
St. Jude Medical, Inc.	21,508	906,132
Teleflex, Inc.	12,209	840,468
Zimmer Holdings, Inc.	47,512	3,212,761

		18,341,339

Health Care Providers & Services (2.7%)
AMERIGROUP Corp.*	4,349	397,629
AmerisourceBergen Corp.	102,600	3,971,646
Brookdale Senior Living, Inc.*	317,035	7,361,553
Cigna Corp.	264,414	12,472,408
Community Health Systems, Inc.*	27,187	792,229
Coventry Health Care, Inc.	40,105	1,671,977
HCA Holdings, Inc.	17,476	581,077
Health Management Associates, Inc., Class A*	76,536	642,137
Health Net, Inc.*	25,063	564,168
Henry Schein, Inc.*	11,619	921,038
Humana, Inc.	48,907	3,430,826
LifePoint Hospitals, Inc.*	14,559	622,834
MEDNAX, Inc.*	14,738	1,097,244
Omnicare, Inc.	33,848	1,149,817
Patterson Cos., Inc.	2,019	69,131
Quest Diagnostics, Inc.	41,939	2,660,191
Tenet Healthcare Corp.*	116,390	729,765
Universal Health Services, Inc., Class B	81,550	3,729,282
Vanguard Health Systems, Inc.*	227,598	2,815,387
VCA Antech, Inc.*	26,331	519,511

		46,199,850

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	51,475	639,834

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	6,047	645,336
Charles River Laboratories International, Inc.*	5,396	213,682
Covance, Inc.*	15,530	725,096
Life Technologies Corp.*	48,472	2,369,311
PerkinElmer, Inc.	34,101	1,004,956
QIAGEN N.V.*	70,583	1,306,491

		6,264,872

Pharmaceuticals (1.5%)
Almirall S.A.*	796,388	6,201,794
Endo Health Solutions, Inc.*	13,083	414,993
Forest Laboratories, Inc.*	79,631	2,835,660
Hospira, Inc.*	49,551	1,626,264
Impax Laboratories, Inc.*	311,000	8,073,560
Mylan, Inc.*	9,864	240,681
UCB S.A.	101,517	5,582,145

		24,975,097

Total Health Care		96,420,992

Industrials (8.4%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.	9,970	499,597
Engility Holdings, Inc.*	4,886	90,147
Esterline Technologies Corp.*	113,200	6,355,048
Exelis, Inc.	56,150	580,591
Huntington Ingalls Industries, Inc.*	14,764	620,826
L-3 Communications Holdings, Inc. .	29,177	2,092,283
Spirit AeroSystems Holdings, Inc., Class A*	27,369	607,865
Teledyne Technologies, Inc.*	115,800	7,340,562
Textron, Inc.	78,734	2,060,469
Triumph Group, Inc.	9,801	612,856

		20,860,244

Air Freight & Logistics (0.0%)
Expeditors International of
Washington, Inc.	6,136	223,105
UTi Worldwide, Inc.	31,162	419,752

		642,857

Airlines (0.4%)
Copa Holdings S.A., Class A	1,901	154,494
Delta Air Lines, Inc.*	521,931	4,780,888
Southwest Airlines Co.	185,640	1,628,063

		6,563,445

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	39,928	1,078,455
Owens Corning, Inc.*	36,459	1,219,918

		2,298,373

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	31,029	987,343
Cintas Corp.	18,107	750,535
Corrections Corp. of America	29,933	1,001,259
Covanta Holding Corp.	30,458	522,659
Iron Mountain, Inc.	3,097	105,639
KAR Auction Services, Inc.*	8,742	172,567
Pitney Bowes, Inc.	19,591	270,748
R.R. Donnelley & Sons Co.	54,256	575,113
Republic Services, Inc.	90,879	2,500,081
Waste Connections, Inc.	34,763	1,051,581

		7,937,525

Construction & Engineering (0.8%)
AECOM Technology Corp.*	33,738	713,896
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	11,206	426,837
Fluor Corp.	12,787	719,652
Jacobs Engineering Group, Inc.*	38,701	1,564,681
KBR, Inc.	44,479	1,326,364
Quanta Services, Inc.*	62,635	1,547,084
Shaw Group, Inc.*	19,721	860,230
URS Corp.	180,947	6,389,239

		13,547,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Electrical Equipment (0.8%)
Cooper Industries plc	14,772	$1,108,786
General Cable Corp.*	14,063	413,171
GrafTech International Ltd.*	35,357	317,860
Hubbell, Inc., Class B	124,365	10,041,230
Regal-Beloit Corp.	11,605	817,920

		12,698,967

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	16,934	879,213

Machinery (3.7%)
AGCO Corp.*	154,238	7,323,220
Barnes Group, Inc.	304,142	7,606,592
CNH Global N.V.*	8,368	324,427
Colfax Corp.*	10,289	377,298
Crane Co.	14,724	587,929
Dover Corp.	127,938	7,611,032
Eaton Corp.	101,211	4,783,232
Flowserve Corp.	1,180	150,733
Gardner Denver, Inc.	14,987	905,365
Harsco Corp.	24,238	497,606
IDEX Corp.	20,258	846,177
Ingersoll-Rand plc	16,070	720,257
ITT Corp.	21,220	427,583
Kennametal, Inc.	23,954	888,214
Manitowoc Co., Inc.	9,469	126,317
Navistar International Corp.*	18,455	389,216
Nordson Corp.	1,413	82,830
Oshkosh Corp.*	27,394	751,417
PACCAR, Inc.	82,744	3,311,829
Parker Hannifin Corp.	24,878	2,079,303
Pentair, Inc.	277,580	12,355,086
Snap-on, Inc.	13,935	1,001,509
SPX Corp.	10,562	690,860
Stanley Black & Decker, Inc.	51,219	3,905,449
Terex Corp.*	33,002	745,185
Timken Co.	23,843	886,006
Trinity Industries, Inc.	23,990	718,980
WABCO Holdings, Inc.*	1,396	80,507
Xylem, Inc.	49,519	1,245,403

		61,419,562

Marine (0.0%)
Kirby Corp.*	4,355	240,745
Matson, Inc.	11,809	246,926

		487,671

Professional Services (0.2%)
Dun & Bradstreet Corp.	4,406	350,806
Equifax, Inc.	3,622	168,713
Manpower, Inc.	23,997	883,089
Nielsen Holdings N.V.*	27,307	818,664
Towers Watson & Co., Class A	18,181	964,502
Verisk Analytics, Inc., Class A*	6,059	288,469

		3,474,243

Road & Rail (0.1%)
Con-way, Inc.	7,591	207,766
Hertz Global Holdings, Inc.*	32,451	445,552
Kansas City Southern	7,281	551,754
Ryder System, Inc.	15,429	602,657

		1,807,729

Trading Companies & Distributors (0.5%)
Air Lease Corp.*	20,283	413,773
GATX Corp.	14,092	598,065
MRC Global, Inc.*	2,647	65,090
WESCO International, Inc.*	136,627	7,815,064

		8,891,992

Total Industrials		141,509,804

Information Technology (7.1%)
Communications Equipment (0.7%)
Brocade Communications Systems, Inc.*	137,212	811,609
EchoStar Corp., Class A*	8,602	246,533
Harris Corp.	116,772	5,981,062
JDS Uniphase Corp.*	69,198	857,017
Juniper Networks, Inc.*	158,712	2,715,562
Palo Alto Networks, Inc.*	502	30,908
Polycom, Inc.*	53,650	529,526

		11,172,217

Computers & Peripherals (0.8%)
Diebold, Inc.	17,476	589,116
Lexmark International, Inc., Class A	21,406	476,284
NetApp, Inc.*	35,786	1,176,644
SanDisk Corp.*	227,029	9,859,869
Western Digital Corp.	41,891	1,622,438

		13,724,351

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	391,221	13,188,060
Avnet, Inc.*	43,474	1,264,659
AVX Corp.	14,443	138,508
Dolby Laboratories, Inc., Class A*	6,330	207,307
FLIR Systems, Inc.	8,816	176,099
Ingram Micro, Inc., Class A*	45,517	693,224
Itron, Inc.*	12,025	518,879
Jabil Circuit, Inc.	45,262	847,305
Molex, Inc.	41,364	1,087,046
Tech Data Corp.*	11,316	512,615
Vishay Intertechnology, Inc.*	39,600	389,268

		19,022,970

Internet Software & Services (0.1%)
Akamai Technologies, Inc.*	4,098	156,789
AOL, Inc.*	21,551	759,242
IAC/InterActiveCorp	19,900	1,035,994
VeriSign, Inc.*	3,804	185,217

		2,137,242

IT Services (0.7%)
Amdocs Ltd.	50,614	1,669,756
Booz Allen Hamilton Holding Corp.	243,635	3,374,345
Computer Sciences Corp.	46,550	1,499,375
CoreLogic, Inc.*	31,953	847,713
DST Systems, Inc.	8,421	476,292
Fidelity National Information Services, Inc.	75,182	2,347,182
Fiserv, Inc.*	7,105	525,983
Genpact Ltd.	7,504	125,167
Paychex, Inc.	6,632	220,779
SAIC, Inc.	54,791	659,684
Total System Services, Inc.	6,924	164,099

		11,910,375

Office Electronics (0.2%)
Xerox Corp.	403,937	2,964,897
Zebra Technologies Corp., Class A*	13,140	493,276

		3,458,173

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	81,816	3,206,369
Applied Materials, Inc.	384,146	4,288,990
Atmel Corp.*	121,268	637,870
Avago Technologies Ltd.	252,830	8,814,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cree, Inc.*	34,758	$887,372
Cypress Semiconductor Corp.*	18,885	202,447
Fairchild Semiconductor International, Inc.*	38,303	502,535
Freescale Semiconductor Ltd.*	878	8,350
KLA-Tencor Corp.	50,149	2,392,358
Lam Research Corp.*	37,313	1,185,994
Linear Technology Corp.	94,200	3,000,270
Marvell Technology Group Ltd.	140,838	1,288,668
Maxim Integrated Products, Inc.	43,780	1,165,423
Micron Technology, Inc.*	297,005	1,777,575
Microsemi Corp.*	402,700	8,082,189
NVIDIA Corp.*	185,462	2,474,063
ON Semiconductor Corp.*	135,835	838,102
PMC-Sierra, Inc.*	62,583	352,968
Silicon Laboratories, Inc.*	1,135	41,723
Skyworks Solutions, Inc.*	6,220	146,574
Teradyne, Inc.*	437,429	6,220,240

		47,514,998

Software (0.7%)
Activision Blizzard, Inc.	126,946	1,431,951
CA, Inc.	100,286	2,583,869
Compuware Corp.*	61,560	610,059
Electronic Arts, Inc.*	95,259	1,208,837
Rovi Corp.*	26,549	385,226
ServiceNow, Inc.*	1,026	39,686
Symantec Corp.*	203,704	3,666,672
Synopsys, Inc.*	40,464	1,336,121

		11,262,421

Total Information Technology		120,202,747

Materials (5.2%)
Chemicals (1.9%)
Albemarle Corp.	11,606	611,404
Ashland, Inc.	23,543	1,685,679
Cabot Corp.	18,943	692,746
CF Industries Holdings, Inc.	15,306	3,401,605
Cytec Industries, Inc.	13,761	901,621
Eastman Chemical Co.	8,261	470,960
FMC Corp.	122,600	6,789,588
Huntsman Corp.	57,211	854,160
Incitec Pivot Ltd.	1,180,381	3,648,739
Intrepid Potash, Inc.*	8,471	181,957
Kronos Worldwide, Inc.	6,138	91,702
Methanex Corp.	280,900	8,016,886
Rockwood Holdings, Inc.	14,337	668,104
RPM International, Inc.	24,008	685,188
Scotts Miracle-Gro Co., Class A	1,480	64,336
W.R. Grace & Co.*	1,931	114,083
Westlake Chemical Corp.	4,619	337,464
Yingde Gases Group Co., Ltd.	3,546,000	3,141,716

		32,357,938

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	6,745	558,958
Vulcan Materials Co.	38,812	1,835,808

		2,394,766

Containers & Packaging (1.4%)
AptarGroup, Inc.	13,205	682,830
Bemis Co., Inc.	30,864	971,290
Crown Holdings, Inc.*	33,910	1,246,192
Greif, Inc., Class A	9,440	417,059
Owens-Illinois, Inc.*	276,304	5,183,463
Packaging Corp. of America	251,719	9,137,400
Rexam plc	305,072	2,142,449
Rock-Tenn Co., Class A	18,748	1,353,231
Sealed Air Corp.	58,087	898,025
Sonoco Products Co.	30,106	932,985

		22,964,924

Metals & Mining (0.9%)
Alcoa, Inc.	319,704	2,829,381
Allegheny Technologies, Inc.	32,076	1,023,224
Carpenter Technology Corp.	12,222	639,455
Cliffs Natural Resources, Inc.	42,748	1,672,729
Commercial Metals Co.	34,896	460,627
Molycorp, Inc.*	16,315	187,623
Nucor Corp.	95,025	3,635,657
Reliance Steel & Aluminum Co.	22,515	1,178,660
Steel Dynamics, Inc.	51,687	580,445
Tahoe Resources, Inc.*	18,901	384,824
Titanium Metals Corp.	24,090	309,075
United States Steel Corp.	43,076	821,459
Walter Energy, Inc.	18,654	605,509

		14,328,668

Paper & Forest Products (0.9%)
Domtar Corp.	10,809	846,236
International Paper Co.	131,071	4,760,499
Louisiana-Pacific Corp.*	591,000	7,387,500
MeadWestvaco Corp.	51,825	1,585,845
Sino-Forest Corp.(b)*†	226,100	—
Sino-Forest Corp. (ADR)(b)*§†	93,000	—

		14,580,080

Total Materials		86,626,376

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.2%)
Frontier Communications Corp.	299,245	1,466,300
Level 3 Communications, Inc.*	23,766	545,905
Windstream Corp.	71,396	721,814

		2,734,019

Wireless Telecommunication Services (0.4%)
Clearwire Corp., Class A*	105,424	142,322
MetroPCS Communications, Inc.*	90,946	1,064,978
NII Holdings, Inc.*	51,684	405,719
Sprint Nextel Corp.*	898,794	4,961,343
Telephone & Data Systems, Inc.	28,386	726,966
U.S. Cellular Corp.*	4,123	161,333

		7,462,661

Total Telecommunication Services		10,196,680

Utilities (6.5%)
Electric Utilities (3.0%)
Edison International	97,650	4,461,628
Entergy Corp.	53,097	3,679,622
Great Plains Energy, Inc.	162,192	3,610,394
Hawaiian Electric Industries, Inc.	28,881	759,859
Northeast Utilities	325,192	12,432,090
NV Energy, Inc.	587,732	10,585,053
OGE Energy Corp.	29,575	1,640,230
Pepco Holdings, Inc.	68,418	1,293,100
Pinnacle West Capital Corp.	32,851	1,734,533
PPL Corp.	173,841	5,050,081
Westar Energy, Inc.	37,801	1,121,178
Xcel Energy, Inc.	145,943	4,044,081

		50,411,849

Gas Utilities (0.8%)
AGL Resources, Inc.	35,159	1,438,355
Atmos Energy Corp.	26,951	964,576
National Fuel Gas Co.	21,718	1,173,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Questar Corp.	41,308	$839,791
UGI Corp.	260,548	8,272,399

		12,688,762

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	192,200	2,108,434
Calpine Corp.*	121,190	2,096,587
NRG Energy, Inc.	68,250	1,459,868

		5,664,889

Multi-Utilities (2.2%)
Alliant Energy Corp.	151,057	6,554,363
Ameren Corp.	72,714	2,375,566
CenterPoint Energy, Inc.	128,067	2,727,827
CMS Energy Corp.	78,305	1,844,083
DTE Energy Co.	50,985	3,056,041
Integrys Energy Group, Inc.	23,463	1,224,769
MDU Resources Group, Inc.	56,595	1,247,354
NiSource, Inc.	85,096	2,168,246
SCANA Corp.	35,163	1,697,318
Sempra Energy	72,229	4,658,048
TECO Energy, Inc.	64,620	1,146,359
Vectren Corp.	24,498	700,643
Wisconsin Energy Corp.	213,371	8,037,685

		37,438,302

Water Utilities (0.2%)
American Water Works Co., Inc.	52,754	1,955,063
Aqua America, Inc.	36,922	914,189

		2,869,252

Total Utilities		109,073,054

Total Common Stocks (69.7%) (Cost $987,146,826)		1,172,764,967

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.9%)
iShares Morningstar Mid Core Index Fund	6,466	617,374
iShares Morningstar Mid Growth Index Fund	3,530	375,733
iShares Morningstar Mid Value Index Fund‡	220,437	17,509,333
iShares Russell Midcap Growth Index Fund	5,854	363,826
iShares Russell Midcap Index Fund	5,105	565,481
iShares Russell Midcap Value Index Fund	1,599,775	77,941,038
iShares S&P MidCap 400 Growth Index Fund	3,400	380,664
iShares S&P MidCap 400 Index Fund	3,855	380,411
iShares S&P MidCap 400/BARRA Value Index Fund	518,521	44,079,470
SPDR S&P 400 MidCap Value ETF‡	23,094	1,339,914
Vanguard Mid-Cap Value Index Fund	690,800	40,004,228

Total Investment Companies (10.9%) (Cost $145,620,953)		183,557,472

RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Liberty Ventures, expiring 10/10/12* (Cost $—)	2,396	32,442

Total Investments (80.6%) (Cost $1,132,767,779)		1,356,354,881

Other Assets Less Liabilities (19.4%)		326,325,388

Net Assets (100%)		$1,682,680,269

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $0 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

	Market Value			Market Value
	December 31,	Purchases	Sales	September 30,	Dividend	Realized
Securities	2011	at Cost	at Cost	2012	Income	Gain (Loss)
iShares Morningstar Mid Value Index Fund	$17,073,579	$—	$1,232,906	$17,509,333	$276,570	$21,767
SPDR S&P 400 MidCap Value ETF	1,193,498	—	—	1,339,914	17,045	—
Weyerhaeuser Co. (REIT)	10,175,953	959,574	1,738,674	12,704,981	243,281	436,910

	$28,443,030	$959,574	$2,971,580	$31,554,228	$536,896	$458,677

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	952	December-12	$79,527,900	$79,434,880	$(93,020)
S&P 500 E-Mini Index	1,096	December-12	78,256,112	78,594,160	338,048
S&P MidCap 400 E-Mini Index	1,596	December-12	159,486,223	157,445,400	(2,040,823)

					$(1,795,795)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$109,639,917	$6,074,202	$—	$115,714,119
Consumer Staples	49,016,144	—	—	49,016,144
Energy	93,378,852	2,679,190	—	96,058,042
Financials	347,947,009	—	—	347,947,009
Health Care	84,637,053	11,783,939	—	96,420,992
Industrials	141,509,804	—	—	141,509,804
Information Technology	120,202,747	—	—	120,202,747
Materials	77,693,472	8,932,904	—	86,626,376
Telecommunication Services	10,196,680	—	—	10,196,680
Utilities	109,073,054	—	—	109,073,054
Futures	338,048	—	—	338,048
Investment Companies
Exchange Traded Funds (ETFs)	183,557,472	—	—	183,557,472
Rights
Consumer Discretionary	32,442	—	—	32,442

Total Assets	$1,327,222,694	$29,470,235	$—	$1,356,692,929

Liabilities:
Futures	$(2,133,843)	$—	$—	$(2,133,843)

Total Liabilities	$(2,133,843)	$—	$—	$(2,133,843)

Total	$1,325,088,851	$29,470,235	$—	$1,354,559,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary††	Investments in Common Stocks - Materials	Investments in Preferred Stocks – Consumer Discretionary
Balance as of 12/31/11	$—	$164,536	$—
Total gains or losses (realized/unrealized) included in earnings	11,395	(164,536)	1,713
Purchases	5,144	—	—
Sales	(16,539)	—	(1,713)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9/30/12	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—	$—

††	Shares received through corporate action with $0 market value, that have transferred out of being classified as a Level 3 security.

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$336,712,034
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$734,854,004

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,923,046
Aggregate gross unrealized depreciation	(72,466,387)

Net unrealized appreciation	$183,456,659

Federal income tax cost of investments	$1,172,898,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (8.7%)
Bank of Montreal/Illinois
0.18%, 12/3/12	$30,000,000	$30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
0.32%, 12/4/12	30,000,000	30,000,000
Mizuho Corporate Bank Ltd./New York
0.33%, 11/6/12	30,000,000	30,000,000
State Street Bank and Trust Co.
0.20%, 12/14/12	25,000,000	25,000,000

Total Certificates of Deposit		115,000,000

Commercial Paper (35.6%)
Australia & New Zealand Banking Group Ltd.
0.19%, 11/27/12(n)(p)	30,000,000	29,990,975
Bank of Nova Scotia/New York
0.00%, 10/1/12(p)	55,000,000	55,000,000
Coca-Cola Co.
0.20%, 10/24/12(n)(p)	35,000,000	34,995,304
Commonwealth Bank of Australia
0.19%, 11/26/12(n)(p)	30,000,000	29,991,133
E.I. du Pont de Nemours & Co.
0.11%, 10/17/12(n)(p)	35,000,000	34,998,133
General Electric Capital Corp.
0.17%, 11/28/12(p)	35,000,000	34,990,414
Google, Inc.
0.12%, 10/24/12(n)(p)	11,950,000	11,949,084
0.12%, 12/4/12(n)(p)	25,000,000	24,994,667
HSBC USA, Inc.
0.00%, 10/1/12(p)	55,000,000	55,000,000
MetLife Short Term Funding LLC
0.17%, 10/4/12(n)(p)	35,000,000	34,999,358
Procter & Gamble Co.
0.12%, 10/24/12(n)(p)	35,000,000	34,997,317
Sumitomo Mitsui Trust Bank Ltd./New York
0.32%, 11/28/12(n)(p)	30,000,000	29,984,050
Toronto-Dominion Holdings USA, Inc.
0.18%, 11/7/12(n)(p)	25,000,000	24,995,375
Wal-Mart Stores, Inc.
0.14%, 11/1/12(n)(p)	35,000,000	34,995,781

Total Commercial Paper		471,881,591

Government Securities (47.4%)
Federal Home Loan Mortgage Corp.
0.00%, 10/1/12(o)(p)	30,000,000	30,000,000
0.01%, 10/22/12(o)(p)	16,000,000	15,999,907
0.12%, 12/3/12(o)(p)	50,000,000	49,989,150
Federal National Mortgage Association
0.11%, 10/15/12(o)(p)	20,000,000	19,999,105
U.S. Treasury Bills
0.09%, 10/11/12(p)	100,000,000	99,997,361
0.09%, 10/25/12(p)	30,000,000	29,998,100
0.08%, 11/1/12(p)	12,000,000	11,999,122
0.13%, 11/29/12(p)	100,000,000	99,978,695
0.10%, 12/27/12(p)	120,000,000	119,972,450
0.14%, 1/10/13(p)	100,000,000	99,959,319
0.13%, 2/28/13(p)	50,000,000	49,971,875

Total Government Securities		627,865,084

Time Deposits (7.6%)
Canadian Imperial Bank of Commerce/New York
0.08%, 10/1/12	50,000,000	50,000,000
U.S. Bank N.A.
0.08%, 10/1/12	50,000,000	50,000,000

Total Time Deposits		100,000,000

Total Investments (99.3%) (Amortized Cost $1,314,746,675)		1,314,746,675
Other Assets Less Liabilities (0.7%)		8,849,167

Net Assets (100%)		$1,323,595,842

Federal Income Tax Cost of Investments		$1,314,746,675

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2012.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,314,746,675	$—	$1,314,746,675

Total Assets	$—	$1,314,746,675	$—	$1,314,746,675

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,314,746,675	$—	$1,314,746,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.0%)
Hotels, Restaurants & Leisure (4.6%)
Las Vegas Sands Corp.	69,200	$3,208,804
McDonald’s Corp.	62,908	5,771,809
Starbucks Corp.	163,700	8,307,775

		17,288,388

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	16,802	4,273,085

Media (2.1%)
Omnicom Group, Inc.	149,700	7,718,532

Specialty Retail (3.9%)
Bed Bath & Beyond, Inc.*	118,500	7,465,500
TJX Cos., Inc.	159,100	7,126,089

		14,591,589

Textiles, Apparel & Luxury Goods (1.2%)
NIKE, Inc., Class B	47,600	4,517,716

Total Consumer Discretionary		48,389,310

Consumer Staples (24.0%)
Beverages (6.7%)
Coca-Cola Co.	428,600	16,256,798
PepsiCo, Inc.	121,240	8,580,155

		24,836,953

Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	110,100	11,023,763

Food Products (6.6%)
Kraft Foods, Inc., Class A	424,900	17,569,615
Unilever N.V. (N.Y. Shares)	202,800	7,195,344

		24,764,959

Household Products (5.0%)
Colgate-Palmolive Co.	103,053	11,049,343
Procter & Gamble Co.	111,996	7,768,042

		18,817,385

Tobacco (2.7%)
Philip Morris International, Inc.	112,200	10,091,268

Total Consumer Staples		89,534,328

Energy (7.2%)
Energy Equipment & Services (4.2%)
Cameron International Corp.*	177,900	9,974,853
Schlumberger Ltd.	81,252	5,876,957

		15,851,810

Oil, Gas & Consumable Fuels (3.0%)
Occidental Petroleum Corp.	129,200	11,118,952

Total Energy		26,970,762

Financials (2.3%)
Commercial Banks (2.3%)
Wells Fargo & Co.	244,900	8,456,397

Total Financials		8,456,397

Health Care (15.3%)
Health Care Equipment & Supplies (2.8%)
Stryker Corp.	188,195	10,474,934

Health Care Providers & Services (4.9%)
AmerisourceBergen Corp.	191,000	7,393,610
Express Scripts Holding Co.*	175,838	11,019,767

		18,413,377

Pharmaceuticals (7.6%)
Abbott Laboratories	238,850	16,375,556
Allergan, Inc.	130,700	11,969,506

		28,345,062

Total Health Care		57,233,373

Industrials (6.5%)
Air Freight & Logistics (2.2%)
United Parcel Service, Inc., Class B	115,800	8,287,806

Industrial Conglomerates (4.3%)
General Electric Co.	702,200	15,946,962

Total Industrials		24,234,768

Information Technology (23.2%)
Communications Equipment (5.6%)
Juniper Networks, Inc.*	362,614	6,204,326
QUALCOMM, Inc.	236,500	14,778,885

		20,983,211

Computers & Peripherals (5.4%)
Apple, Inc.	24,978	16,666,820
EMC Corp.*	129,200	3,523,284

		20,190,104

Internet Software & Services (5.3%)
eBay, Inc.*	190,800	9,236,628
Google, Inc., Class A*	14,165	10,687,492

		19,924,120

IT Services (4.4%)
Accenture plc, Class A	84,400	5,910,532
Visa, Inc., Class A	79,300	10,648,404

		16,558,936

Software (2.5%)
Oracle Corp.	291,000	9,163,590

Total Information Technology		86,819,961

Materials (3.7%)
Chemicals (3.7%)
Monsanto Co.	150,500	13,698,510

Total Materials		13,698,510

Total Investments (95.2%) (Cost $270,006,133)		355,337,409
Other Assets Less Liabilities (4.8%)		17,918,068

Net Assets (100%)		$373,255,477

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$48,389,310	$—	$—	$48,389,310
Consumer Staples	89,534,328	—	—	89,534,328
Energy	26,970,762	—	—	26,970,762
Financials	8,456,397	—	—	8,456,397
Health Care	57,233,373	—	—	57,233,373
Industrials	24,234,768	—	—	24,234,768
Information Technology	86,819,961	—	—	86,819,961
Materials	13,698,510	—	—	13,698,510

Total Assets	$355,337,409	$—	$—	$355,337,409

Total Liabilities	$—	$—	$—	$—

Total	$355,337,409	$—	$—	$355,337,409

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$125,793,034
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$135,847,716

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,067,708
Aggregate gross unrealized depreciation	(1,739,738)

Net unrealized appreciation	$83,327,970

Federal income tax cost of investments	$272,009,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Automobiles (0.4%)
Tesla Motors, Inc.*	137,652	$4,030,451

Diversified Consumer Services (3.3%)
New Oriental Education & Technology Group, Inc. (ADR)	599,338	9,990,965
Weight Watchers International, Inc.	414,829	21,902,971

		31,893,936

Hotels, Restaurants & Leisure (1.3%)
Dunkin’ Brands Group, Inc.	433,808	12,665,024

Internet & Catalog Retail (1.2%)
Groupon, Inc.*	2,341,827	11,147,096

Media (3.6%)
McGraw-Hill Cos., Inc.	363,689	19,853,783
Morningstar, Inc.	242,585	15,195,524

		35,049,307

Multiline Retail (1.0%)
Dollar Tree, Inc.*	207,105	9,997,994

Total Consumer Discretionary		104,783,808

Consumer Staples (3.8%)
Food Products (3.8%)
D.E Master Blenders 1753 N.V.*	1,946,258	23,447,239
Mead Johnson Nutrition Co.	190,179	13,936,317

Total Consumer Staples		37,383,556

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Range Resources Corp.	322,123	22,506,734
Ultra Petroleum Corp.*	468,581	10,299,410

Total Energy		32,806,144

Financials (7.4%)
Capital Markets (0.9%)
Greenhill & Co., Inc.	168,848	8,737,884

Diversified Financial Services (4.6%)
IntercontinentalExchange, Inc.*	122,208	16,303,769
MSCI, Inc.*	797,367	28,537,765

		44,841,534

Insurance (1.9%)
Progressive Corp.	872,040	18,086,110

Total Financials		71,665,528

Health Care (16.0%)
Biotechnology (0.7%)
Ironwood Pharmaceuticals, Inc.*	538,499	6,882,017

Health Care Equipment & Supplies (5.4%)
IDEXX Laboratories, Inc.*	201,522	20,021,211
Intuitive Surgical, Inc.*	65,043	32,237,262

		52,258,473

Health Care Providers & Services (1.7%)
Qualicorp S.A.*	1,700,764	16,359,550

Health Care Technology (2.1%)
athenahealth, Inc.*	224,592	20,610,808

Life Sciences Tools & Services (4.4%)
Illumina, Inc.*	609,017	29,354,619
Techne Corp.	193,178	13,897,225

		43,251,844

Pharmaceuticals (1.7%)
Valeant Pharmaceuticals International, Inc.*	292,499	16,166,420

Total Health Care		155,529,112

Industrials (19.7%)
Air Freight & Logistics (1.8%)
Expeditors International of Washington, Inc.	472,787	17,190,535

Commercial Services & Supplies (6.9%)
Covanta Holding Corp.	693,624	11,902,588
Edenred	1,198,391	33,671,933
Stericycle, Inc.*	239,368	21,667,591

		67,242,112

Electrical Equipment (1.5%)
Sensata Technologies Holding N.V.*	505,614	15,052,129

Professional Services (8.0%)
IHS, Inc., Class A*	196,191	19,099,194
Intertek Group plc	622,975	27,563,853
Verisk Analytics, Inc., Class A*	643,365	30,630,607

		77,293,654

Trading Companies & Distributors (1.5%)
Fastenal Co.	347,537	14,940,616

Total Industrials		191,719,046

Information Technology (27.1%)
Communications Equipment (3.8%)
Motorola Solutions, Inc.	738,366	37,324,402

Internet Software & Services (10.0%)
Akamai Technologies, Inc.*	382,680	14,641,337
LinkedIn Corp., Class A*	255,376	30,747,270
MercadoLibre, Inc.	134,419	11,096,288
SINA Corp.*	93,272	6,032,833
Yandex N.V., Class A*	953,068	22,978,470
Youku Tudou, Inc. (ADR)*	652,362	11,996,937

		97,493,135

IT Services (2.4%)
Gartner, Inc.*	495,334	22,829,944

Semiconductors & Semiconductor Equipment (0.8%)
First Solar, Inc.*	336,826	7,459,012

Software (10.1%)
Citrix Systems, Inc.*	190,103	14,556,187
FactSet Research Systems, Inc.	161,749	15,595,838
Palantir Technologies, Inc. (ADR)(b)*†	573,031	1,490,454
Red Hat, Inc.*	251,998	14,348,766
Salesforce.com, Inc.*	164,476	25,113,840
Solera Holdings, Inc.	482,768	21,179,032
Zynga, Inc., Class A*	2,199,371	6,246,214

		98,530,331

Total Information Technology		263,636,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (4.6%)
Chemicals (2.6%)
Intrepid Potash, Inc.*	490,425	$10,534,329
Rockwood Holdings, Inc.	323,563	15,078,036

		25,612,365

Construction Materials (1.2%)
Martin Marietta Materials, Inc.	139,759	11,581,828

Metals & Mining (0.8%)
Lynas Corp., Ltd.*	3,657,231	2,996,980
Molycorp, Inc.*	409,553	4,709,860

		7,706,840

Total Materials		44,901,033

Utilities (3.9%)
Electric Utilities (3.9%)
Brookfield Infrastructure Partners LP	1,052,317	37,409,869

Total Utilities		37,409,869

Total Common Stocks (96.7%) (Cost $868,378,396)		939,834,920

PREFERRED STOCK:
Consumer Discretionary (0.4%)
Auto Components (0.4%)
Better Place, Inc.
0.000%(b)*†	1,405,653	3,954,805

Total Preferred Stock (0.4%) (Cost $3,514,131)		3,954,805

Total Investments (97.1%) (Cost $871,892,527)		943,789,725
Other Assets Less Liabilities (2.9%)		28,038,619

Net Assets (100%)		$971,828,344

*	Non-income producing.

†	Securities (totaling $5,445,259 or 0.6% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$104,783,808	$—	$—	$104,783,808
Consumer Staples	13,936,317	23,447,239	—	37,383,556
Energy	32,806,144	—	—	32,806,144
Financials	71,665,528	—	—	71,665,528
Health Care	155,529,112	—	—	155,529,112
Industrials	130,483,260	61,235,786	—	191,719,046
Information Technology	262,146,370	—	1,490,454	263,636,824
Materials	41,904,053	2,996,980	—	44,901,033
Utilities	37,409,869	—	—	37,409,869
Preferred Stocks
Consumer Discretionary	—	—	3,954,805	3,954,805

Total Assets	$850,664,461	$87,680,005	$5,445,259	$943,789,725

Total Liabilities	$—	$—	$—	$—

Total	$850,664,461	$87,680,005	$5,445,259	$943,789,725

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Information Technology	Investments in Preferred Stocks- Consumer Discretionary	Investments in Preferred Stocks - Information Technology
Balance as of 12/31/11	$—	$15,703,655	$2,875,941
Total gains or losses (realized/ unrealized) included in earnings	(263,021)	(7,119,367)	2,168,368
Purchases	1,753,475	—	—
Sales	—	(4,629,483)	(5,044,309)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9/30/12	$1,490,454	$3,954,805	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(263,021)	$(1,469,610)	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$205,996,253
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$194,145,654

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,756,813
Aggregate gross unrealized depreciation	(121,071,738)

Net unrealized appreciation	$72,685,075

Federal income tax cost of investments	$871,104,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.1%)
BorgWarner, Inc.*	1,694	$117,072
Goodyear Tire & Rubber Co.*	3,757	45,798
International Automotive Components Group North America LLC(b)*†	97,402	36,842
Johnson Controls, Inc.	10,126	277,452

		477,164

Automobiles (0.5%)
Ford Motor Co.	56,468	556,775
General Motors Co.*	116,223	2,644,073
Harley-Davidson, Inc.	3,374	142,956

		3,343,804

Distributors (0.0%)
Genuine Parts Co.	2,273	138,721

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,410	40,960
H&R Block, Inc.	4,014	69,563

		110,523

Hotels, Restaurants & Leisure (0.5%)
Caesars Entertainment Corp.*	1,396	9,493
Carnival Corp.	6,621	241,269
Chipotle Mexican Grill, Inc.*	470	149,244
Darden Restaurants, Inc.	1,898	105,813
International Game Technology	3,854	50,449
Marriott International, Inc., Class A .	3,727	145,726
McDonald’s Corp.	14,930	1,369,827
Starbucks Corp.	11,252	571,039
Starwood Hotels & Resorts Worldwide, Inc.	2,909	168,606
Wyndham Worldwide Corp.	2,105	110,470
Wynn Resorts Ltd.	1,165	134,488
Yum! Brands, Inc.	6,749	447,729

		3,504,153

Household Durables (0.1%)
D.R. Horton, Inc.	3,894	80,372
Harman International Industries, Inc.	1,073	49,530
Leggett & Platt, Inc.	2,258	56,563
Lennar Corp., Class A	2,485	86,404
Newell Rubbermaid, Inc.	4,493	85,771
PulteGroup, Inc.*	5,000	77,500
Whirlpool Corp.	1,176	97,502

		533,642

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	5,355	1,361,884
Expedia, Inc.	1,318	76,233
Netflix, Inc.*	858	46,709
priceline.com, Inc.*	738	456,623
TripAdvisor, Inc.*	1,529	50,350

		1,991,799

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,620	61,835
Mattel, Inc.	5,048	179,103

		240,938

Media (4.5%)
British Sky Broadcasting Group plc	261,240	3,136,457
Cablevision Systems Corp.—New York Group, Class A	3,115	49,373
CBS Corp., Class B	106,246	3,859,917
Comcast Corp., Class A	60,793	2,154,025
DIRECTV*	9,296	487,668
Discovery Communications, Inc., Class A*	3,659	218,186
Gannett Co., Inc.	3,686	65,427
Interpublic Group of Cos., Inc.	6,893	76,650
McGraw-Hill Cos., Inc.	4,148	226,439
News Corp., Class A	30,143	739,408
News Corp., Class B	238,102	5,904,930
Omnicom Group, Inc.	3,933	202,786
Reed Elsevier plc	421,571	4,030,057
Scripps Networks Interactive, Inc., Class A	1,227	75,129
Time Warner Cable, Inc.	73,338	6,971,510
Time Warner, Inc.	14,049	636,841
Viacom, Inc., Class B	7,009	375,612
Walt Disney Co.	26,565	1,388,818
Washington Post Co., Class B	54	19,604

		30,618,837

Multiline Retail (0.6%)
Big Lots, Inc.*	1,020	30,172
Dollar Tree, Inc.*	3,349	161,673
Family Dollar Stores, Inc.	1,436	95,207
J.C. Penney Co., Inc.	2,223	53,997
Kohl’s Corp.	48,249	2,471,314
Macy’s, Inc.	5,959	224,177
Nordstrom, Inc.	2,262	124,817
Target Corp.	9,696	615,405

		3,776,762

Specialty Retail (0.6%)
Abercrombie & Fitch Co., Class A	1,349	45,758
AutoNation, Inc.*	532	23,233
AutoZone, Inc.*	546	201,840
Bed Bath & Beyond, Inc.*	3,437	216,531
Best Buy Co., Inc.	3,833	65,889
CarMax, Inc.*	3,378	95,597
GameStop Corp., Class A	2,043	42,903
Gap, Inc.	4,415	157,969
Home Depot, Inc.	22,318	1,347,338
Limited Brands, Inc.	3,532	173,986
Lowe’s Cos., Inc.	16,887	510,663
O’Reilly Automotive, Inc.*	1,760	147,171
Ross Stores, Inc.	3,315	214,149
Staples, Inc.	10,103	116,387
Tiffany & Co.	1,762	109,033
TJX Cos., Inc.	10,898	488,121
Urban Outfitters, Inc.*	1,588	59,645

		4,016,213

Textiles, Apparel & Luxury Goods (0.2%)
Cie Financiere Richemont S.A., Class A	1,448	86,834
Coach, Inc.	4,222	236,516
Fossil, Inc.*	813	68,861
NIKE, Inc., Class B	5,443	516,595
Ralph Lauren Corp.	904	136,712
VF Corp.	1,302	207,487

		1,253,005

Total Consumer Discretionary		50,005,561

Consumer Staples (11.6%)
Beverages (2.0%)
Beam, Inc.	2,309	132,860
Brown-Forman Corp., Class B	2,230	145,507
Coca-Cola Co.	57,322	2,174,223
Coca-Cola Enterprises, Inc.	79,078	2,472,769
Constellation Brands, Inc., Class A* .	2,179	70,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Dr. Pepper Snapple Group, Inc.	65,168	$2,901,931
Molson Coors Brewing Co., Class B	2,211	99,606
Monster Beverage Corp.*	2,224	120,452
PepsiCo, Inc.	23,042	1,630,682
Pernod-Ricard S.A.	32,512	3,647,772

		13,396,293

Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	6,401	640,900
CVS Caremark Corp.	166,654	8,069,387
Kroger Co.	178,985	4,213,307
Safeway, Inc.	3,664	58,954
Sysco Corp.	8,685	271,580
Walgreen Co.	84,115	3,065,150
Wal-Mart Stores, Inc.	48,870	3,606,606
Whole Foods Market, Inc.	2,517	245,156

		20,171,040

Food Products (2.0%)
Archer-Daniels-Midland Co.	9,751	265,032
Campbell Soup Co.	2,538	88,373
ConAgra Foods, Inc.	6,012	165,871
Dean Foods Co.*	2,832	46,303
General Mills, Inc.	91,726	3,655,281
H.J. Heinz Co.	4,741	265,259
Hershey Co.	2,245	159,148
Hormel Foods Corp.	2,116	61,872
J.M. Smucker Co.	1,620	139,855
Kellogg Co.	3,654	188,766
Kraft Foods, Inc., Class A	198,590	8,211,696
McCormick & Co., Inc. (Non-Voting)	1,895	117,566
Mead Johnson Nutrition Co.	3,017	221,086
Tyson Foods, Inc., Class A	3,994	63,984

		13,650,092

Household Products (0.6%)
Clorox Co.	1,879	135,382
Colgate-Palmolive Co.	6,599	707,545
Kimberly-Clark Corp.	5,847	501,556
Procter & Gamble Co.	40,779	2,828,431

		4,172,914

Personal Products (0.2%)
Avon Products, Inc.	74,737	1,192,055
Estee Lauder Cos., Inc., Class A	3,520	216,726

		1,408,781

Tobacco (3.8%)
Altria Group, Inc.	134,140	4,478,935
British American Tobacco plc	133,418	6,850,022
Imperial Tobacco Group plc	151,683	5,613,972
Lorillard, Inc.	24,089	2,805,164
Philip Morris International, Inc.	50,179	4,513,099
Reynolds American, Inc.	23,975	1,039,077

		25,300,269

Total Consumer Staples		78,099,389

Energy (8.9%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	93,192	4,215,074
Cameron International Corp.*	3,646	204,431
Diamond Offshore Drilling, Inc.	1,075	70,746
Ensco plc, Class A	31,817	1,735,936
FMC Technologies, Inc.*	3,493	161,726
Halliburton Co.	13,736	462,766
Helmerich & Payne, Inc.	1,634	77,795
Nabors Industries Ltd.*	4,424	62,069
National Oilwell Varco, Inc.	6,313	505,734
Noble Corp.*	3,681	131,706
Rowan Cos., plc, Class A*	1,947	65,750
Schlumberger Ltd.	19,647	1,421,067
Transocean Ltd.	66,143	2,969,159

		12,083,959

Oil, Gas & Consumable Fuels (7.1%)
Alpha Natural Resources, Inc.*	3,499	22,988
Anadarko Petroleum Corp.	7,398	517,268
Apache Corp.	55,950	4,837,996
BP plc	318,322	2,243,725
Cabot Oil & Gas Corp.	3,211	144,174
Chesapeake Energy Corp.	7,684	144,997
Chevron Corp.	29,051	3,386,185
ConocoPhillips	17,982	1,028,211
CONSOL Energy, Inc.	118,677	3,566,244
Denbury Resources, Inc.*	5,557	89,801
Devon Energy Corp.	5,570	336,985
EOG Resources, Inc.	3,998	447,976
EQT Corp.	2,130	125,670
Exxon Mobil Corp.	68,342	6,249,876
Hess Corp.	4,399	236,314
Kinder Morgan, Inc.	8,446	300,002
Marathon Oil Corp.	224,269	6,631,634
Marathon Petroleum Corp.	31,228	1,704,737
Murphy Oil Corp.	46,112	2,475,753
Newfield Exploration Co.*	2,065	64,676
Nexen, Inc.	133,863	3,392,088
Noble Energy, Inc.	2,633	244,105
Occidental Petroleum Corp.	11,992	1,032,032
Peabody Energy Corp.	4,161	92,749
Phillips 66	9,282	430,406
Pioneer Natural Resources Co.	1,822	190,217
QEP Resources, Inc.	2,676	84,722
Range Resources Corp.	2,406	168,107
Royal Dutch Shell plc, Class A	172,173	5,951,650
Southwestern Energy Co.*	5,083	176,787
Spectra Energy Corp.	9,666	283,794
Sunoco, Inc.	1,628	76,239
Tesoro Corp.	1,968	82,459
Valero Energy Corp.	8,167	258,731
Williams Cos., Inc.	9,275	324,347
WPX Energy, Inc.*	32,005	530,963

		47,874,608

Total Energy		59,958,567

Financials (12.1%)
Capital Markets (0.9%)
Ameriprise Financial, Inc.	3,120	176,873
Bank of New York Mellon Corp.	17,490	395,624
BlackRock, Inc.	1,894	337,700
Charles Schwab Corp.	16,133	206,341
E*TRADE Financial Corp.*	3,984	35,099
Federated Investors, Inc., Class B	1,432	29,628
Franklin Resources, Inc.	2,046	255,893
Goldman Sachs Group, Inc.	6,672	758,473
Invesco Ltd.	6,592	164,734
Legg Mason, Inc.	1,654	40,821
Morgan Stanley	189,804	3,177,319
Northern Trust Corp.	3,240	150,385
State Street Corp.	7,093	297,622
T. Rowe Price Group, Inc.	3,758	237,881

		6,264,393

Commercial Banks (2.4%)
BB&T Corp.	10,351	343,239
CIT Group, Inc.*	46,623	1,836,480
Comerica, Inc.	2,861	88,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Fifth Third Bancorp	13,605	$211,014
First Horizon National Corp.	4,072	39,213
Guaranty Bancorp*	91,672	185,178
Huntington Bancshares, Inc./Ohio	13,318	91,894
KB Financial Group, Inc.	25,549	912,608
KeyCorp	13,715	119,869
M&T Bank Corp.	1,782	169,575
PNC Financial Services Group, Inc.	99,228	6,261,287
Regions Financial Corp.	20,925	150,869
SunTrust Banks, Inc.	7,972	225,369
U.S. Bancorp	28,061	962,492
Wells Fargo & Co.	128,874	4,450,019
Zions Bancorp	2,830	58,454

		16,106,394

Consumer Finance (0.2%)
American Express Co.	14,602	830,270
Capital One Financial Corp.	8,602	490,400
Discover Financial Services	7,623	302,862
SLM Corp.	6,950	109,254

		1,732,786

Diversified Financial Services (2.3%)
Bank of America Corp.	159,559	1,408,906
Bond Street Holdings, Inc., Class A*§	39,554	731,749
Citigroup, Inc.	132,619	4,339,294
CME Group, Inc.	4,529	259,512
Deutsche Boerse AG	11,188	619,151
ING Groep N.V. (CVA)*	256,618	2,027,737
IntercontinentalExchange, Inc.*	1,074	143,282
JPMorgan Chase & Co.	107,686	4,359,129
Leucadia National Corp.	3,039	69,137
Moody’s Corp.	2,863	126,459
NASDAQ OMX Group, Inc.	1,567	36,503
NYSE Euronext	60,338	1,487,332

		15,608,191

Insurance (4.9%)
ACE Ltd.	66,967	5,062,705
Aflac, Inc.	6,933	331,952
Alleghany Corp.*	10,086	3,479,065
Allstate Corp.	7,180	284,400
American International Group, Inc.*	182,007	5,968,010
Aon plc	4,773	249,580
Assurant, Inc.	1,200	44,760
Berkshire Hathaway, Inc., Class B*	27,151	2,394,718
Chubb Corp.	3,936	300,238
Cincinnati Financial Corp.	2,166	82,070
CNO Financial Group, Inc.	90,598	874,271
Genworth Financial, Inc., Class A*	7,545	39,460
Hartford Financial Services Group, Inc.	6,368	123,794
Lincoln National Corp.	4,127	99,832
Loews Corp.	4,601	189,837
Marsh & McLennan Cos., Inc.	8,057	273,374
MetLife, Inc.	76,484	2,635,639
Principal Financial Group, Inc.	4,107	110,643
Progressive Corp.	8,297	172,080
Prudential Financial, Inc.	6,899	376,064
Torchmark Corp.	1,412	72,506
Travelers Cos., Inc.	5,705	389,423
Unum Group	3,916	75,265
White Mountains Insurance Group Ltd.	13,520	6,940,357
XL Group plc	4,397	105,660
Zurich Insurance Group AG*	8,650	2,153,993

		32,829,696

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)	7,908	3,380,591
American Tower Corp. (REIT)	5,850	417,631
Apartment Investment & Management Co. (REIT), Class A	2,179	56,632
AvalonBay Communities, Inc. (REIT)	1,401	190,522
Boston Properties, Inc. (REIT)	2,232	246,882
Equity Residential (REIT)	4,457	256,411
HCP, Inc. (REIT)	6,301	280,268
Health Care REIT, Inc. (REIT)	3,769	217,660
Host Hotels & Resorts, Inc. (REIT)	10,599	170,114
Kimco Realty Corp. (REIT)	6,257	126,829
Plum Creek Timber Co., Inc. (REIT)	2,499	109,556
Prologis, Inc. (REIT)	6,820	238,905
Public Storage (REIT)	2,134	296,989
Simon Property Group, Inc. (REIT)	4,491	681,779
Ventas, Inc. (REIT)	4,373	272,219
Vornado Realty Trust (REIT)	2,503	202,868
Weyerhaeuser Co. (REIT)	7,962	208,127

		7,353,983

Real Estate Management & Development (0.3%)
Canary Wharf Group plc(b)*†	353,084	1,237,324
CBRE Group, Inc., Class A*	4,471	82,311
Forestar Group, Inc.*	35,370	589,264

		1,908,899

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,808	54,192
People’s United Financial, Inc.	4,822	58,539

		112,731

Total Financials		81,917,073

Health Care (8.8%)
Biotechnology (0.7%)
Alexion Pharmaceuticals, Inc.*	2,858	326,955
Amgen, Inc.	29,038	2,448,484
Biogen Idec, Inc.*	3,499	522,156
Celgene Corp.*	6,387	487,967
Gilead Sciences, Inc.*	11,201	742,962

		4,528,524

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	8,102	488,227
Becton, Dickinson and Co.	2,954	232,066
Boston Scientific Corp.*	397,228	2,280,089
C.R. Bard, Inc.	1,154	120,766
CareFusion Corp.*	3,439	97,633
Covidien plc	7,108	422,357
DENTSPLY International, Inc.	2,199	83,870
Edwards Lifesciences Corp.*	1,677	180,060
Intuitive Surgical, Inc.*	592	293,413
Medtronic, Inc.	136,918	5,903,904
St. Jude Medical, Inc.	4,570	192,534
Stryker Corp.	4,281	238,281
Varian Medical Systems, Inc.*	1,592	96,029
Zimmer Holdings, Inc.	2,586	174,865

		10,804,094

Health Care Providers & Services (1.7%)
Aetna, Inc.	4,948	195,941
AmerisourceBergen Corp.	3,711	143,653
Cardinal Health, Inc.	5,050	196,798
Cigna Corp.	94,989	4,480,631
Community Health Systems, Inc.*	57,135	1,664,914
Coventry Health Care, Inc.	1,982	82,630
DaVita, Inc.*	1,261	130,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Express Scripts Holding Co.*	12,004	$752,291
Humana, Inc.	2,394	167,939
Laboratory Corp. of America Holdings*	1,417	131,030
McKesson Corp.	3,494	300,589
Patterson Cos., Inc.	1,198	41,019
Quest Diagnostics, Inc.	2,350	149,060
Tenet Healthcare Corp.*	6,084	38,147
UnitedHealth Group, Inc.	15,290	847,219
WellPoint, Inc.	36,405	2,111,854

		11,434,367

Health Care Technology (0.0%)
Cerner Corp.*	2,125	164,496

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	5,152	198,094
Life Technologies Corp.*	2,578	126,013
PerkinElmer, Inc.	1,818	53,577
Thermo Fisher Scientific, Inc.	5,412	318,388
Waters Corp.*	1,298	108,162

		804,234

Pharmaceuticals (4.7%)
Abbott Laboratories	23,235	1,592,992
Allergan, Inc.	4,553	416,964
Bristol-Myers Squibb Co.	24,859	838,991
Eli Lilly and Co.	42,943	2,035,928
Forest Laboratories, Inc.*	3,462	123,282
Hospira, Inc.*	43,081	1,413,918
Johnson & Johnson	40,820	2,812,906
Merck & Co., Inc.	281,927	12,714,908
Mylan, Inc.*	6,009	146,620
Perrigo Co.	1,301	151,137
Pfizer, Inc.	273,992	6,808,701
Teva Pharmaceutical Industries Ltd. (ADR)	51,077	2,115,099
Watson Pharmaceuticals, Inc.*	1,890	160,952

		31,332,398

Total Health Care		59,068,113

Industrials (5.3%)
Aerospace & Defense (1.4%)
Boeing Co.	10,018	697,453
GenCorp, Inc.*	61,699	585,523
General Dynamics Corp.	4,910	324,649
Honeywell International, Inc.	11,557	690,531
Huntington Ingalls Industries, Inc.*	56,979	2,395,967
L-3 Communications Holdings, Inc.	1,388	99,533
Lockheed Martin Corp.	3,987	372,306
Northrop Grumman Corp.	3,660	243,134
Precision Castparts Corp.	2,152	351,508
Raytheon Co.	45,957	2,626,902
Rockwell Collins, Inc.	2,093	112,269
Textron, Inc.	4,268	111,694
United Technologies Corp.	12,420	972,362

		9,583,831

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	2,391	139,993
Expeditors International of Washington, Inc.	3,009	109,407
FedEx Corp.	4,323	365,812
United Parcel Service, Inc., Class B	10,643	761,720

		1,376,932

Airlines (0.0%)
Southwest Airlines Co.	11,002	96,487

Building Products (0.4%)
Masco Corp.	5,537	83,332
Owens Corning, Inc.*	85,234	2,851,929

		2,935,261

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,375	43,753
Cintas Corp.	1,492	61,843
Iron Mountain, Inc.	2,236	76,270
Pitney Bowes, Inc.	3,187	44,044
R.R. Donnelley & Sons Co.	2,783	29,500
Republic Services, Inc.	4,435	122,007
Stericycle, Inc.*	1,309	118,491
Tyco International Ltd.	6,809	383,074
Waste Management, Inc.	6,451	206,948

		1,085,930

Construction & Engineering (0.1%)
Fluor Corp.	2,441	137,379
Jacobs Engineering Group, Inc.*	1,939	78,394
Quanta Services, Inc.*	3,253	80,349

		296,122

Electrical Equipment (0.2%)
Cooper Industries plc	2,367	177,667
Emerson Electric Co.	10,768	519,771
Rockwell Automation, Inc.	2,089	145,290
Roper Industries, Inc.	1,448	159,121

		1,001,849

Industrial Conglomerates (0.7%)
3M Co.	9,417	870,319
Danaher Corp.	8,648	476,937
General Electric Co.	156,330	3,550,255

		4,897,511

Machinery (1.3%)
Caterpillar, Inc.	9,672	832,179
Cummins, Inc.	2,622	241,775
Deere & Co.	5,799	478,360
Dover Corp.	2,703	160,801
Eaton Corp.	4,998	236,205
Federal Signal Corp.*	98,518	622,634
Flowserve Corp.	757	96,699
Illinois Tool Works, Inc.	6,386	379,775
Ingersoll-Rand plc	4,244	190,216
Joy Global, Inc.	1,620	90,817
Oshkosh Corp.*	68,543	1,880,134
PACCAR, Inc.	5,234	209,491
Pall Corp.	1,644	104,378
Parker Hannifin Corp.	2,213	184,963
Pentair Ltd. (Registered)	1,468	64,959
Snap-on, Inc.	886	63,677
Stanley Black & Decker, Inc.	35,324	2,693,455
Xylem, Inc.	2,835	71,300

		8,601,818

Marine (0.5%)
A. P. Moller—Maersk A/S, Class B	504	3,607,012

Professional Services (0.0%)
Dun & Bradstreet Corp.	662	52,709
Equifax, Inc.	1,716	79,931
Robert Half International, Inc.	2,276	60,610

		193,250

Road & Rail (0.2%)
CSX Corp.	15,397	319,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	4,731	$301,034
Ryder System, Inc.	808	31,560
Union Pacific Corp.	7,013	832,443

		1,484,525

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,990	171,530
W.W. Grainger, Inc.	888	185,033

		356,563

Total Industrials		35,517,091

Information Technology (9.8%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	288,243	5,502,559
F5 Networks, Inc.*	1,156	121,033
Harris Corp.	1,672	85,640
JDS Uniphase Corp.*	3,417	42,320
Juniper Networks, Inc.*	7,741	132,449
Motorola Solutions, Inc.	4,239	214,281
QUALCOMM, Inc.	25,219	1,575,935
Research In Motion Ltd.*	71,981	539,857

		8,214,074

Computers & Peripherals (2.1%)
Apple, Inc.	13,879	9,260,902
Dell, Inc.	21,572	212,700
EMC Corp.*	31,073	847,361
Hewlett-Packard Co.	170,782	2,913,541
NetApp, Inc.*	5,379	176,861
SanDisk Corp.*	3,576	155,306
Seagate Technology plc	5,235	162,285
Western Digital Corp.	3,295	127,615

		13,856,571

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	2,383	140,311
Corning, Inc.	22,045	289,892
FLIR Systems, Inc.	2,438	48,699
Jabil Circuit, Inc.	2,835	53,071
Molex, Inc.	2,122	55,766
TE Connectivity Ltd.	91,641	3,116,711

		3,704,450

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*	2,625	100,433
eBay, Inc.*	17,171	831,248
Google, Inc., Class A*	7,972	6,014,874
VeriSign, Inc.*	2,315	112,717
Yahoo!, Inc.*	15,434	246,558

		7,305,830

IT Services (1.1%)
Accenture plc, Class A	9,399	658,212
Automatic Data Processing, Inc.	7,173	420,768
Cognizant Technology Solutions Corp., Class A*	4,420	309,047
Computer Sciences Corp.	2,381	76,692
Fidelity National Information Services, Inc.	3,617	112,923
Fiserv, Inc.*	2,009	148,726
International Business Machines Corp.	15,905	3,299,492
Mastercard, Inc., Class A	1,590	717,853
Paychex, Inc.	4,669	155,431
SAIC, Inc.	4,297	51,736
Teradata Corp.*	2,496	188,223
Total System Services, Inc.	2,556	60,577
Visa, Inc., Class A	7,738	1,039,059
Western Union Co.	8,919	162,504

		7,401,243

Office Electronics (0.5%)
Xerox Corp.	495,453	3,636,625

Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.*	8,899	29,990
Altera Corp.	4,736	160,953
Analog Devices, Inc.	4,351	170,516
Applied Materials, Inc.	18,322	204,565
Broadcom Corp., Class A*	7,507	259,592
First Solar, Inc.*	926	20,506
Intel Corp.	74,072	1,679,953
KLA-Tencor Corp.	2,370	113,061
Lam Research Corp.*	2,699	85,788
Linear Technology Corp.	3,508	111,730
LSI Corp.*	7,589	52,440
Microchip Technology, Inc.	2,868	93,898
Micron Technology, Inc.*	15,779	94,437
NVIDIA Corp.*	9,456	126,143
Teradyne, Inc.*	2,868	40,783
Texas Instruments, Inc.	16,845	464,080
Xilinx, Inc.	3,839	128,261

		3,836,696

Software (2.7%)
Adobe Systems, Inc.*	7,281	236,341
Autodesk, Inc.*	3,242	108,186
BMC Software, Inc.*	2,172	90,116
CA, Inc.	5,069	130,603
Citrix Systems, Inc.*	2,768	211,946
Electronic Arts, Inc.*	4,374	55,506
Intuit, Inc.	4,087	240,643
Microsoft Corp.	375,484	11,181,913
Nintendo Co., Ltd.	7,477	947,559
Oracle Corp.	56,385	1,775,564
Red Hat, Inc.*	2,810	160,001
Salesforce.com, Inc.*	1,893	289,042
Symantec Corp.*	169,718	3,054,924

		18,482,344

Total Information Technology		66,437,833

Materials (2.8%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	3,134	259,182
Airgas, Inc.	1,004	82,629
CF Industries Holdings, Inc.	929	206,461
Dow Chemical Co.	17,739	513,721
E.I. du Pont de Nemours & Co.	13,775	692,469
Eastman Chemical Co.	2,357	134,373
Ecolab, Inc.	3,898	252,629
FMC Corp.	2,033	112,588
International Flavors & Fragrances, Inc.	1,232	73,403
Linde AG	14,246	2,453,114
LyondellBasell Industries N.V., Class A	4,970	256,750
Monsanto Co.	7,891	718,239
Mosaic Co.	4,095	235,913
PPG Industries, Inc.	2,261	259,653
Praxair, Inc.	4,415	458,630
Sherwin-Williams Co.	1,261	187,776
Sigma-Aldrich Corp.	1,735	124,868

		7,022,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.0%)
Vulcan Materials Co.	1,826	$86,370

Containers & Packaging (0.0%)
Ball Corp.	2,291	96,932
Bemis Co., Inc.	1,608	50,604
Owens-Illinois, Inc.*	2,522	47,313
Sealed Air Corp.	2,397	37,057

		231,906

Metals & Mining (0.5%)
Alcoa, Inc.	15,375	136,069
Allegheny Technologies, Inc.	1,657	52,858
Cliffs Natural Resources, Inc.	2,017	78,925
Freeport-McMoRan Copper & Gold, Inc.	14,054	556,257
Newmont Mining Corp.	7,346	411,449
Nucor Corp.	4,700	179,822
ThyssenKrupp AG	97,649	2,075,503
Titanium Metals Corp.	1,389	17,821
United States Steel Corp.	2,223	42,393

		3,551,097

Paper & Forest Products (1.2%)
Domtar Corp.	14,430	1,129,725
International Paper Co.	155,500	5,647,760
MeadWestvaco Corp.	43,845	1,341,657

		8,119,142

Total Materials		19,010,913

Telecommunication Services (1.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	85,413	3,220,070
Cable & Wireless Communications plc	501,423	292,139
CenturyLink, Inc.	9,219	372,448
Frontier Communications Corp.	15,366	75,293
Verizon Communications, Inc.	42,179	1,922,097
Windstream Corp.	8,596	86,905

		5,968,952

Wireless Telecommunication Services (1.0%)
Crown Castle International Corp.*	4,291	275,053
MetroPCS Communications, Inc.*	4,774	55,904
Sprint Nextel Corp.*	44,217	244,078
Vodafone Group plc	2,294,963	6,513,130

		7,088,165

Total Telecommunication Services		13,057,117

Utilities (2.7%)
Electric Utilities (1.2%)
AET&D Holdings(b)*†	350,436	—
American Electric Power Co., Inc.	7,179	315,445
Duke Energy Corp.	10,425	675,540
Edison International	4,824	220,408
Entergy Corp.	23,609	1,636,104
Exelon Corp.	89,963	3,200,883
FirstEnergy Corp.	6,192	273,067
NextEra Energy, Inc.	6,259	440,195
Northeast Utilities	4,560	174,329
Pepco Holdings, Inc.	3,384	63,958
Pinnacle West Capital Corp.	1,682	88,810
PPL Corp.	8,598	249,772
Southern Co.	12,952	596,958
Xcel Energy, Inc.	7,218	200,011

		8,135,480

Gas Utilities (0.0%)
AGL Resources, Inc.	1,802	73,720
ONEOK, Inc.	3,008	145,316

		219,036

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	9,192	100,836
NRG Energy, Inc.	125,287	2,679,889

		2,780,725

Multi-Utilities (1.1%)
Ameren Corp.	3,592	117,351
CenterPoint Energy, Inc.	6,168	131,378
CMS Energy Corp.	3,891	91,633
Consolidated Edison, Inc.	4,336	259,683
Dominion Resources, Inc.	8,489	449,408
DTE Energy Co.	2,620	157,043
E.ON AG	131,638	3,123,566
GDF Suez S.A.	69,578	1,555,755
Integrys Energy Group, Inc.	1,182	61,700
NiSource, Inc.	4,217	107,449
PG&E Corp.	6,314	269,418
Public Service Enterprise Group, Inc.	7,491	241,060
SCANA Corp.	1,918	92,582
Sempra Energy	3,328	214,623
TECO Energy, Inc.	3,282	58,223
Wisconsin Energy Corp.	3,317	124,951

		7,055,823

Total Utilities		18,191,064

Total Common Stocks (71.3%) (Cost $373,741,439)		481,262,721

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.3%)
Financials (0.3%)
Real Estate Investment Trusts (REITs) (0.2%)	$1,207,000	1,197,948
iStar Financial, Inc. 0.961%, 10/1/12(l)

Real Estate Management & Development (0.1%)
Realogy Corp.
11.000%, 4/15/18§	726,837	683,227

Total Financials		1,881,175

Total Convertible Bonds		1,881,175

Corporate Bonds (2.4%)
Consumer Discretionary (0.7%)
Media (0.7%)
Clear Channel Communications, Inc.
3.866%, 1/29/16	438,329	350,663
11.000%, 8/1/16 PIK	797,000	557,900
Term Loan
3.866%, 1/29/16	2,562,044	2,084,211
Tribune Co.
0.000%, 6/4/14*(h)(l)	2,401,000	1,811,391
Term Loan
3.532%, 6/4/14	193,000	145,152

Total Consumer Discretionary		4,949,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (0.4%)
Diversified Financial Services (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14*(b)(h)†		$2,014,000	$—

Real Estate Investment Trusts (REITs) (0.1%)
iStar Financial, Inc.
Term Loan
5.000%, 6/28/13		88,590	88,553
7.000%, 6/30/14		128,000	128,512
5.250%, 3/19/16		46,694	47,015
7.000%, 3/19/17		219,000	224,292

			488,372

Real Estate Management & Development (0.3%)
Realogy Corp.
11.500%, 4/15/17		240,000	258,000
7.875%, 2/15/19§		338,000	358,280
9.000%, 1/15/20§		178,000	196,690
Term Loan
3.481%, 12/15/13(l)		141,215	127,800
3.461%, 4/10/16(l)		882,412	798,583
13.500%, 10/15/17		397,000	399,481

			2,138,834

Total Financials			2,627,206

Industrials (0.2%)
Airlines (0.2%)
American Airlines, Inc.
7.500%, 3/15/16*(h)§		878,000	891,170

Machinery (0.0%)
Navistar, Inc.
7.000%, 8/17/17		212,000	214,915

Total Industrials			1,106,085

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	EUR	174,000	202,916
11.750%, 7/15/17§		$100,000	93,500
7.375%, 2/15/18§	EUR	216,000	254,517

Total Telecommunication Services			550,933

Utilities (1.0%)
Electric Utilities (1.0%)
Energy Future Holdings Corp.
4.741%, 10/10/17		$5,264,099	3,613,310
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
11.000%, 10/1/21		353,000	365,796
11.750%, 3/1/22§		952,000	1,011,500
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15		628,000	169,560
11.500%, 10/1/20§		2,404,000	1,875,120

Total Utilities			7,035,286

Total Corporate Bonds			16,268,827

Total Long-Term Debt Securities (2.7%) (Cost $20,535,649)			18,150,002

SHORT-TERM INVESTMENTS:
Government Securities (5.3%)
Federal Home Loan Bank
0.18%, 10/1/12(o)(p)		9,700,000	9,699,951
U.S. Treasury Bills
0.05%, 10/11/12(p)		3,000,000	2,999,954
0.07%, 10/18/12(p)		1,200,000	1,199,960
0.06%, 10/25/12(p)		600,000	599,975
0.08%, 11/15/12(p)		1,000,000	999,903
0.08%, 11/23/12(p)		300,000	299,965
0.07%, 11/29/12(p)		1,000,000	999,890
0.08%, 12/6/12(p)		1,100,000	1,099,834
0.09%, 12/13/12(p)		2,000,000	1,999,645
0.09%, 12/20/12(p)		1,000,000	999,806
0.10%, 12/27/12(p)		1,000,000	999,759
0.08%, 1/3/13(p)		3,000,000	2,999,374
0.08%, 1/17/13(p)		1,000,000	999,760
0.09%, 1/31/13(p)		3,000,000	2,999,035
0.11%, 2/7/13(p)		4,000,000	3,998,460
0.13%, 2/28/13(p)		1,000,000	999,459
0.14%, 3/21/13(p)		2,000,000	1,998,694

Total Government Securities			35,893,424

Total Short-Term Investments (5.3%) (Cost $35,891,983)			35,893,424

Total Investments Before Securities Sold Short (79.3%) (Cost $430,169,071)			535,306,147

	Number of Shares		Value (Note 1)
SECURITIES SOLD SHORT:
Consumer Staples (0.0%)
Food Products (0.0%)
Kraft Foods Group, Inc.*		(8,876)	(396,313)

Total Securities Sold Short (0.0%) (Proceeds Received $409,656)			(396,313)

Total Investments after Securities Sold Short (79.3%) (Cost $429,759,415)			534,909,834
Other Assets Less Liabilities (20.7%)			139,860,391

Net Assets (100%)			$674,770,225

*	Non-income producing.

†	Securities (totaling $1,274,166 or 0.2% of net assets) at fair value by management.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $6,298,669 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2012.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2012.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

EUR — European Currency Unit

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,941	December-12	$138,841,864	$139,189,110	$347,246

At September 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 2/19/13	Bank of America	67	$108,145	$106,264	$1,881
British Pound vs. U.S. Dollar, expiring 2/19/13	Credit Suisse First Boston	196	316,626	309,777	6,849
British Pound vs. U.S. Dollar, expiring 2/19/13	Deutsche Bank AG	354	571,393	566,531	4,862
British Pound vs. U.S. Dollar, expiring 2/19/13	Deutsche Bank AG	15	24,696	24,690	6
British Pound vs. U.S. Dollar, expiring 2/19/13	State Street Bank & Trust	47	75,073	75,502	(429)
British Pound vs. U.S. Dollar, expiring 2/19/13	State Street Bank & Trust	72	116,055	116,095	(40)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	124	159,474	160,004	(530)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	74	94,593	94,703	(110)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	135	174,296	170,609	3,687
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	117	150,492	152,286	(1,794)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	196	252,404	254,275	(1,871)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Barclays Bank plc	87	111,346	111,896	(550)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	108	138,669	138,572	97
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	55	70,863	66,906	3,957
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	28	36,545	34,330	2,215
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	107	137,802	140,135	(2,333)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	79	102,157	103,302	(1,145)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	87	111,346	111,898	(552)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	93	119,161	119,253	(92)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	87	111,346	111,895	(549)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	67	86,233	84,079	2,154
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	70	89,847	90,361	(514)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	74	95,146	95,243	(97)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	12	15,568	15,238	330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	226	$290,696	$274,847	$15,849
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	259	333,228	312,942	20,286
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	95	122,583	122,896	(313)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	75	96,036	96,281	(245)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	71	91,309	91,381	(72)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	115	147,958	148,759	(801)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	112	143,664	135,203	8,461
European Union Euro vs. U.S. Dollar, expiring 1/17/13	State Street Bank & Trust	10	12,969	12,999	(30)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Barclays Bank plc	953	12,218	12,169	49
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Deutsche Bank AG	1,306	16,734	16,470	264
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Deutsche Bank AG	2,479	31,767	30,857	910
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Deutsche Bank AG	1,300	16,661	16,234	427
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	HSBC Bank plc	2,256	28,914	27,837	1,077
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	HSBC Bank plc	2,034	26,065	25,534	531
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	HSBC Bank plc	673	8,624	8,563	61
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	HSBC Bank plc	1,944	24,914	24,977	(63)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Standard Chartered Bank	1,702	21,810	21,674	136
Swiss Franc vs. U.S. Dollar, expiring 2/11/13	Credit Suisse First Boston	1	1,386	1,364	22
Swiss Franc vs. U.S. Dollar, expiring 2/11/13	Credit Suisse First Boston	1	1,028	1,037	(9)
Swiss Franc vs. U.S. Dollar, expiring 2/11/13	Credit Suisse First Boston	1	1,535	1,540	(5)

					$61,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 2/19/13	Bank of America	487	$762,645	$786,026	$(23,381)
British Pound vs. U.S. Dollar, expiring 2/19/13	Barclays Bank plc	256	401,027	412,872	(11,845)
British Pound vs. U.S. Dollar, expiring 2/19/13	Barclays Bank plc	122	190,767	197,186	(6,419)
British Pound vs. U.S. Dollar, expiring 2/19/13	Credit Suisse First Boston	122	190,811	197,186	(6,375)
British Pound vs. U.S. Dollar, expiring 2/19/13	HSBC Bank plc	128	200,673	206,436	(5,763)
British Pound vs. U.S. Dollar, expiring 2/19/13	HSBC Bank plc	169	265,654	273,089	(7,435)
British Pound vs. U.S. Dollar, expiring 2/19/13	HSBC Bank plc	16,034	25,132,924	25,880,186	(747,262)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	34	41,381	43,231	(1,850)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	432	534,999	555,809	(20,810)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	290	357,100	372,755	(15,655)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	47	57,765	59,989	(2,224)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	37	47,828	47,645	183
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	29	36,766	37,099	(333)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Bank of America	49	63,234	62,719	515
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Barclays Bank plc	58	76,095	74,571	1,524
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Barclays Bank plc	47	57,798	59,989	(2,191)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Barclays Bank plc	126	155,912	162,111	(6,199)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	12	15,319	15,875	(556)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	42	51,454	53,794	(2,340)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	214	265,074	275,793	(10,719)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	16	19,694	20,593	(899)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	145	178,481	186,377	(7,896)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	27	33,703	35,006	(1,303)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	98	121,183	126,074	(4,891)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	37	47,827	47,645	182
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Credit Suisse First Boston	73	94,759	94,077	682
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	100	124,614	128,531	(3,917)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	83	104,692	106,509	(1,817)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	39	50,782	49,714	1,068
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Deutsche Bank AG	72	91,995	92,747	(752)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	14	16,862	17,503	(641)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	96	$123,060	$123,662	$(602)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	37	47,716	47,694	22
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	14	18,140	18,216	(76)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	291	358,962	374,933	(15,971)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	14,784	18,129,528	19,020,380	(890,852)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	HSBC Bank plc	43	52,674	54,701	(2,027)
European Union Euro vs. U.S. Dollar, expiring 1/17/13	Standard Chartered Bank	44	55,122	56,988	(1,866)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Credit Suisse First Boston	2,467	31,507	31,622	(115)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Credit Suisse First Boston	2,766	35,355	35,456	(101)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Deutsche Bank AG	922	11,808	11,811	(3)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Deutsche Bank AG	3,972	50,872	50,907	(35)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	HSBC Bank plc	1,682	21,209	21,561	(352)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	HSBC Bank plc	1,098	13,759	14,071	(312)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	HSBC Bank plc	37,815	466,275	484,638	(18,363)
Swiss Franc vs. U.S. Dollar, expiring 2/11/13	Bank of America	20	20,464	21,226	(762)
Swiss Franc vs. U.S. Dollar, expiring 2/11/13	Bank of America	1	744	754	(10)
Swiss Franc vs. U.S. Dollar, expiring 2/11/13	Barclays Bank plc	1	730	739	(9)
Swiss Franc vs. U.S. Dollar, expiring 2/11/13	Barclays Bank plc	20	20,326	21,090	(764)

					$(1,821,517)

					$(1,759,550)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$42,715,371	$7,253,348	$36,842	$50,005,561
Consumer Staples	61,987,623	16,111,766	—	78,099,389
Energy	51,763,192	8,195,375	—	59,958,567
Financials	74,234,511	5,713,489	1,969,073	81,917,073
Health Care	59,068,113	—	—	59,068,113
Industrials	31,910,079	3,607,012	—	35,517,091
Information Technology	65,490,274	947,559	—	66,437,833
Materials	14,482,296	4,528,617	—	19,010,913
Telecommunication Services	6,251,848	6,805,269	—	13,057,117
Utilities	13,511,743	4,679,321	—	18,191,064
Convertible Bonds
Financials	—	1,881,175	—	1,881,175
Corporate Bonds
Consumer Discretionary	—	4,949,317	—	4,949,317
Financials	—	2,627,206	—	2,627,206
Industrials	—	1,106,085	—	1,106,085
Telecommunication Services	—	550,933	—	550,933
Utilities	—	7,035,286	—	7,035,286
Forward Currency Contracts	—	78,287	—	78,287
Futures	347,246	—	—	347,246
Short-Term Investments	—	35,893,424	—	35,893,424

Total Assets	$421,762,296	$111,963,469	$2,005,915	$535,731,680

Liabilities:
Common Stocks
Consumer Staples	$(396,313)	$—	$—	$(396,313)
Forward Currency Contracts	—	(1,837,837)	—	(1,837,837)

Total Liabilities	$(396,313)	$(1,837,837)	$—	$(2,234,150)

Total	$421,365,983	$110,125,632	$2,005,915	$533,497,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Financials	Investments in Common Stocks- Utilities††
Balance as of 12/31/11	$36,448	$2,824,413	$—
Total gains or losses (realized/unrealized) included in earnings	175,716	258,989	—
Purchases	—	—	—
Sales	(175,322)	(1,114,329)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/12	$36,842	$1,969,073	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$394	$(149,186)	$—

		Investments in Preferred Stocks-Consumer Discretionary	Investments in Corporate Bonds-Financials
Balance as of 12/31/11		$—	$—
Total gains or losses (realized/unrealized) included in earnings		75	—
Purchases		—	—
Sales		(75)	—
Issuances		—	—
Settlements		—	—
Transfers into Level 3		—	—
Transfers out of Level 3		—	—

Balance as of 9/30/12		$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.		$—	$—

††	Shares held with $0 cost and market value.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$70,294,665
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$178,338,997

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,069,536
Aggregate gross unrealized depreciation	(30,690,644)

Net unrealized appreciation	$94,378,892

Federal income tax cost of investments	$440,927,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Australia (0.6%)
Iluka Resources Ltd.	208,900	$2,151,751

Belgium (0.3%)
ThromboGenics N.V.*	25,979	1,040,923

Brazil (3.9%)
All America Latina Logistica S.A.	107,500	441,719
BM&F Bovespa S.A.	641,000	3,860,703
Cia de Bebidas das Americas (Preference) (ADR)	93,750	3,587,812
Embraer S.A. (ADR)	131,800	3,508,516
Itau Unibanco Holding S.A. (Preference) (ADR)	249,560	3,813,277

		15,212,027

Denmark (1.3%)
Carlsberg A/S, Class B	30,526	2,704,536
FLSmidth & Co. A/S	43,483	2,522,111

		5,226,647

Finland (0.5%)
Fortum Oyj	112,561	2,072,785

France (5.9%)
LVMH Moet Hennessy Louis Vuitton S.A.	43,230	6,499,667
PPR S.A.	37,410	5,740,002
Societe Generale S.A.*	52,022	1,477,404
Technip S.A.	64,430	7,162,662
Total S.A.	37,330	1,851,678

		22,731,413

Germany (10.4%)
Allianz SE (Registered)	49,771	5,921,892
Bayer AG (Registered)	68,747	5,903,985
Bayerische Motoren Werke (BMW) AG (Preference)	118,615	6,087,903
Linde AG	22,171	3,817,773
SAP AG	124,448	8,813,296
Siemens AG (Registered)	96,108	9,585,113

		40,129,962

India (3.8%)
DLF Ltd.	473,795	2,095,226
ICICI Bank Ltd. (ADR)	146,510	5,880,911
Infosys Ltd.	86,565	4,160,356
Wire and Wireless India Ltd.*	246,856	106,474
Zee Entertainment Enterprises Ltd.	632,050	2,340,904
Zee Learn Ltd.*	44,978	22,896

		14,606,767

Italy (2.1%)
Brunello Cucinelli S.p.A.*	21,600	373,333
Lottomatica Group S.p.A	86,175	1,895,855
Prysmian S.p.A	106,233	1,894,824
Tod’s S.p.A	36,070	3,898,182

		8,062,194

Japan (8.1%)
Dai-ichi Life Insurance Co., Ltd.	3,317	3,765,841
FANUC Corp.	17,900	2,885,469
Hoya Corp.	105,143	2,310,613
KDDI Corp.	72,600	5,637,570
Keyence Corp.	16,727	4,286,776
Kyocera Corp.	26,320	2,279,898
Murata Manufacturing Co., Ltd.	84,920	4,521,304
Nidec Corp.	32,360	2,367,704
Sumitomo Mitsui Financial Group, Inc.	100,400	3,139,108

		31,194,283

Mexico (2.8%)
Fomento Economico Mexicano S.A.B. de C.V.	753,907	6,942,381
Grupo Televisa S.A.B. (ADR)	162,650	3,823,902

		10,766,283

Netherlands (1.6%)
European Aeronautic Defence and Space Co. N.V.	198,390	6,288,121

South Korea (0.5%)
E-Mart Co., Ltd.	9,332	2,036,134

Spain (4.0%)
Banco Bilbao Vizcaya Argentaria S.A.	562,267	4,416,894
Inditex S.A.	66,260	8,227,795
Repsol S.A.	143,561	2,783,849

		15,428,538

Sweden (4.9%)
Assa Abloy AB, Class B	232,415	7,543,368
Telefonaktiebolaget LM Ericsson, Class B	1,259,119	11,472,152

		19,015,520

Switzerland (4.6%)
Nestle S.A. (Registered)	70,261	4,430,066
Roche Holding AG	11,289	2,108,961
Transocean Ltd.	77,583	3,482,701
UBS AG (Registered)*	623,530	7,591,088

		17,612,816

Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,324,709	4,058,160

United Kingdom (3.8%)
Kingfisher plc	297,127	1,267,633
Prudential plc	406,830	5,265,447
Standard Chartered plc	42,500	960,806
Unilever plc	201,723	7,335,717

		14,829,603

United States (38.1%)
3M Co.	61,000	5,637,620
Abercrombie & Fitch Co., Class A	53,430	1,812,346
Adobe Systems, Inc.*	155,580	5,050,127
Aetna, Inc.	129,530	5,129,388
Allergan, Inc.	14,040	1,285,783
Altera Corp.	212,900	7,235,406
Amgen, Inc.	54,860	4,625,795
Carnival Corp.	166,350	6,061,794
Colgate-Palmolive Co.	73,000	7,827,060
eBay, Inc.*	255,660	12,376,501
Emerson Electric Co.	70,090	3,383,244
Facebook, Inc., Class A*	125,790	2,723,353
Fidelity National Financial, Inc., Class A	105,630	2,259,426
Fusion-io, Inc.*	64,370	1,948,480
Gilead Sciences, Inc.*	45,700	3,031,281
Goldman Sachs Group, Inc.	25,700	2,921,576
Google, Inc., Class A*	11,100	8,374,950
Intuit, Inc.	117,540	6,920,755
Juniper Networks, Inc.*	217,190	3,716,121
Maxim Integrated Products, Inc.	226,340	6,025,171
McDonald’s Corp.	79,150	7,262,013
McGraw-Hill Cos., Inc.	98,640	5,384,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Microsoft Corp.	202,850	$6,040,873
Theravance, Inc.*	92,330	2,392,270
Tiffany & Co.	96,740	5,986,271
United Parcel Service, Inc., Class B	33,890	2,425,507
Walt Disney Co.	149,550	7,818,474
WellPoint, Inc.	107,780	6,252,318
Zimmer Holdings, Inc.	81,600	5,517,792

		147,426,453

Total Common Stocks (98.2%) (Cost $332,960,944)		379,890,380

Total Investments (98.2%) (Cost $332,960,944)		379,890,380
Other Assets Less Liabilities (1.8%)		6,940,272

Net Assets (100%)		$386,830,652

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		19 .3%
Consumer Staples		9 .0
Energy		4 .0
Financials		13 .8
Health Care		9 .6
Industrials		12 .5
Information Technology
Communications Equipment	3 .9%
Computers & Peripherals	0 .5
Electronic Equipment, Instruments & Components	3 .5
Internet Software & Services	6 .1
IT Services	1 .1
Semiconductors & Semiconductor Equipment	4 .4
Software	7.0

Total Information Technology		26 .5
Materials		1 .5
Telecommunication Services		1 .5
Utilities		0 .5
Cash and Other		1.8

100 .0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$38,149,558	$36,460,644	$—	$74,610,202
Consumer Staples	18,357,253	16,506,453	—	34,863,706
Energy	3,482,701	11,798,189	—	15,280,890
Financials	18,735,893	34,633,706	—	53,369,599
Health Care	28,234,627	9,053,869	—	37,288,496
Industrials	15,396,606	33,086,710	—	48,483,316
Information Technology	60,411,737	41,902,555	—	102,314,292
Materials	—	5,969,524	—	5,969,524
Telecommunication Services	—	5,637,570	—	5,637,570
Utilities	—	2,072,785	—	2,072,785

Total Assets	$182,768,375	$197,122,005	$—	$379,890,380

Total Liabilities	$—	$—	$—	$—

Total	$182,768,375	$197,122,005	$—	$379,890,380

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$66,662,407
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$61,392,647

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,779,938
Aggregate gross unrealized depreciation	(25,942,462)

Net unrealized appreciation	$40,837,476

Federal income tax cost of investments	$339,052,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (9.7%)
Asset-Backed Securities (5.6%)
Access Group, Inc., Series 2008-1 A
1.751%, 10/27/25(l)	$14,154,622	$14,262,826
American Express Credit Account Master Trust, Series 2012-3 A
0.371%, 3/15/18(l)	5,000,000	5,000,145
Citibank Omni Master Trust, Series 2009-A13 A13
5.350%, 8/15/18§	10,000,000	10,853,347
Series 2009-A14A A14
2.971%, 8/15/18(l)§	50,000,000	52,213,310
Series 2009-A17 A17
4.900%, 11/15/18§	20,000,000	21,734,610
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 A3A
0.297%, 1/25/37(l)	133,268	54,684
Collegiate Funding Services Education Loan Trust, Series 2005-B A2
0.462%, 12/28/21(l)	5,708,662	5,695,325
EFS Volunteer LLC, Series 2010-1 A1
1.301%, 10/26/26(l)§	1,541,216	1,556,097
GCO Education Loan Funding Trust, Series 2005-1 A3L
0.507%, 11/25/20(l)	93,031	92,857
GSAA Home Equity Trust, Series 2007-6 A4
0.517%, 5/25/47(l)	629,169	415,427
Honda Auto Receivables Owner Trust, Series 2012-1 A2
0.570%, 8/15/14	5,000,000	5,005,571
Hyundai Auto Receivables Trust, Series 2012-B A2
0.540%, 1/15/15	5,000,000	5,007,558
Nelnet Education Loan Funding, Inc., Series 2004-2A A4
0.567%, 8/26/19(l)	1,879,372	1,876,602
Nelnet Student Loan Trust, Series 2008-4 A2
1.151%, 7/25/18(l)	1,363,863	1,373,088
Nissan Auto Lease Trust, Series 2012-A A2B
0.381%, 7/15/14(l)	5,000,000	4,998,551
Panhandle-Plains Higher Education Authority, Inc., Series 2010-2 A1
1.490%, 10/1/35(l)	2,120,934	2,155,655
Series 2011-1 A1
0.860%, 10/1/18(l)	2,558,358	2,563,746
Plymouth Rock CLO Ltd./Plymouth Rock CLO, Inc., Series 2010-1A A
1.937%, 2/16/19(l)§	926,642	925,340
SLM Student Loan Trust, Series 2004-8 A4
0.591%, 1/27/20(l)	2,625,549	2,626,016
Series 2005-6 A4
0.541%, 4/25/22(l)	1,032,477	1,032,439
Series 2007-3 A3
0.491%, 4/25/19(l)	8,700,000	8,499,179
Series 2008-2 A2
0.901%, 1/25/17(l)	6,167,452	6,185,294
Series 2008-5 A2
1.551%, 10/25/16(l)	857,726	865,181
Series 2008-9 A
1.951%, 4/25/23(l)	16,058,512	16,767,576
Series 2009-CT 1A
2.350%, 4/15/39(l)§	1,533,173	1,544,158
Series 2009-D A
3.500%, 8/17/43(l)§	11,899,358	11,546,670

		184,851,252

Non-Agency CMO (4.1%)
American Home Mortgage Assets LLC, Series 2006-1 2A1
0.407%, 5/25/46(l)	7,804,451	4,711,493
Banc of America Commercial Mortgage, Inc., Series 2004-2
4.580%, 11/10/38	9,600,000	9,977,360
Series 2006-2 A4
5.917%, 5/10/45(l)	1,900,000	2,202,761
Series 2006-6 A3
5.369%, 10/10/45	850,000	924,350
Series 2007-3 A2
5.893%, 6/10/49(l)	247,540	249,202
Series 2007-3 A2FL
0.398%, 6/10/49(l)§	247,540	247,502
Series 2007-3 A4
5.893%, 6/10/49(l)	1,400,000	1,620,553
Series 2007-4 A4
5.920%, 2/10/51(l)	1,400,000	1,654,291
Banc of America Mortgage Securities, Inc., Series 2004-1 5A1
6.500%, 9/25/33	15,528	16,539
Banc of America Re-Remic Trust, Series 2011-STRP A5
1.765%, 2/17/40§	60,578	60,519
Series 2012-CLRN X1A
2.750%, 10/15/14 IO(l)§†	156,900,000	8,060,684
BCAP LLC Trust, Series 2006-AA2 A1
0.387%, 1/25/37(l)	935,705	576,766
BCRR Trust, Series 2010-LEAF 26A
4.230%, 5/22/34§	38,334	38,341
Series 2010-LEAF 32A
4.230%, 12/22/32§	1,645	1,639
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11 1A2
2.911%, 2/25/33(l)	13,286	13,235
Series 2003-3 3A2
2.508%, 5/25/33(l)	96,338	94,980
Series 2003-8 2A1
2.931%, 1/25/34(l)	7,029	6,995
Series 2003-8 4A1
2.994%, 1/25/34(l)	25,564	25,302
Series 2004-10 21A1
2.954%, 1/25/35(l)	2,996,442	2,908,186
Series 2005-2 A1
2.570%, 3/25/35(l)	123,360	121,738
Series 2005-2 A2
3.078%, 3/25/35(l)	36,223	35,165
Series 2005-5 A1
2.240%, 8/25/35(l)	39,291	38,736
Series 2005-5 A2
2.250%, 8/25/35(l)	748,616	720,157
Series 2007-3 1A1
3.117%, 5/25/47(l)	7,944,021	5,462,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Bear Stearns Alt-A Trust, Series 2005-7 22A1
3.006%, 9/25/35(l)	$2,447,070	$1,855,216
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9 A2
4.735%, 9/11/42	1,499,156	1,521,436
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10 A4
5.405%, 12/11/40(l)	1,000,000	1,121,760
Chevy Chase Mortgage Funding Corp., Series 2007-2A A1
0.347%, 5/25/48(l)§	1,314,541	850,730
Citigroup Mortgage Loan Trust, Inc., Series 2005-11 A1A
2.600%, 5/25/35(l)	59,966	57,049
Series 2005-11 A2A
2.570%, 10/25/35(l)	803,537	720,026
Series 2005-12 2A1
1.017%, 8/25/35(l)§	883,086	581,595
Series 2005-6 A1
2.230%, 9/25/35(l)	59,064	58,036
Series 2005-6 A2
2.340%, 9/25/35(l)	268,169	262,596
Series 2005-6 A3
1.990%, 9/25/35(l)	34,246	32,914
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	4,628,040
Series 2007-CD4 A2B
5.205%, 12/11/49	1,066,834	1,087,305
Commercial Mortgage Pass Through Certificates, Series 2007-FL14 AJ
0.401%, 6/15/22(l)§	1,167,718	1,140,856
Series 2012-9W57 A
2.365%, 2/10/29§	7,000,000	7,335,545
Countrywide Alternative Loan Trust, Series 2003-J1 4A1
6.000%, 10/25/32	690	697
Series 2005-61 2A1
0.497%, 12/25/35(l)	24,529	17,848
Series 2005-62 2A1
1.148%, 12/25/35(l)	238,874	146,910
Series 2006-OA22 A1
0.377%, 2/25/47(l)	737,203	534,988
Series 2007-OA7 A1A
0.397%, 5/25/47(l)	173,085	113,818
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30 M
2.721%, 10/19/32(l)	7,202	4,137
Series 2003-HYB3 7A1
2.923%, 11/19/33(l)	35,852	34,934
Series 2004-12 11A1
3.012%, 8/25/34(l)	539,736	436,662
Series 2005-25 A11
5.500%, 11/25/35	953,406	890,628
Series 2005-3 1A2
0.507%, 4/25/35(l)	319,673	233,720
Series 2005-R2 1AF1
0.557%, 6/25/35(l)§	110,877	94,364
CS First Boston Mortgage Securities Corp., Series 2002-P1A A
0.888%, 3/25/32(l)§	1,211	1,051
DBRR Trust, Series 2012-EZ1 A
0.946%, 9/25/45§†	19,200,000	19,196,744
Deutsche Alt-A Securities, Inc., Series 2003-3 3A1
5.000%, 10/25/18	443,735	457,630
Series 2005-AR2 7A1
5.015%, 10/25/35(l)	331,138	245,946
Series 2006-AB4 A1B1
0.317%, 10/25/36(l)	3,908	1,856
Deutsche Mortgage Securities, Inc., Series 2010-RS2 A1
1.484%, 6/28/47(l)§	575,774	573,005
Extended Stay America Trust, Series 2010-ESHA XA1
3.330%, 1/5/13 IO(l)§	14,244,649	73,568
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1 A1
2.585%, 6/25/34(l)	202,342	182,181
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3 2A1
2.614%, 8/25/35(l)	382,467	321,180
GE Capital Commercial Mortgage Corp., Series 2007-C1 A4
5.543%, 12/10/49	1,000,000	1,134,629
Greenpoint Mortgage Funding Trust, Series 2005-AR5 1A1
0.487%, 11/25/45(l)	43,071	29,750
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 A5
5.224%, 4/10/37(l)	600,000	663,732
Series 2007-GG9 A4
5.444%, 3/10/39	5,000,000	5,705,849
GS Mortgage Securities Corp. II, Series 2007-EOP A1
1.103%, 3/6/20(l)§	556,023	555,234
Series 2007-EOP A3
1.456%, 3/6/20(l)§	2,400,000	2,399,318
Series 2007-EOP B
1.731%, 3/6/20(l)§	1,000,000	999,994
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
2.647%, 9/25/35(l)	199,588	195,749
Harborview Mortgage Loan Trust, Series 2005-2 2A1A
0.439%, 5/19/35(l)	36,185	24,498
Series 2006-1 2A1A
0.459%, 3/19/36(l)	258,741	150,601
Indymac Index Mortgage Loan Trust, Series 2004-AR11 2A
2.671%, 12/25/34(l)	235,998	203,736
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2 A3A
4.678%, 7/15/42	251,364	259,492
Series 2006-LDP8 A2
5.289%, 5/15/45	626,219	627,188
Series 2007-CB18 A4
5.440%, 6/12/47	4,900,000	5,653,504
Series 2007-FL1A A1
0.596%, 7/15/19(l)§	292,179	281,594
Series 2011-C3 A1
1.875%, 2/15/46§	766,682	776,069
Series 2011-C4 A1
1.525%, 7/15/46§	744,508	749,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Las Vegas Sands Corp.,
1.840%, 5/23/14	$857,070	$855,404
MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7
2.624%, 11/21/34(l)	200,000	203,514
MASTR Alternative Loans Trust, Series 2003-5 6A1
6.000%, 8/25/33	2,607,779	2,857,367
Mellon Residential Funding Corp., Series 2000-TBC3 A1
0.661%, 12/15/30(l)	25,366	24,661
Series 2001-TBC1 A1
0.921%, 11/15/31(l)	88,903	85,022
Merrill Lynch Floating Trust, Series 2008-LAQA A1
0.766%, 7/9/21(l)§	2,450,252	2,414,393
Series 2008-LAQA A2
0.766%, 7/9/21(l)§	1,000,000	942,713
Merrill Lynch Mortgage Investors, Inc., Series 2005-2 1A
1.986%, 10/25/35(l)	1,574,159	1,411,514
Series 2005-2 2A
2.420%, 10/25/35(l)	1,507,948	1,361,953
Series 2005-2 3A
1.231%, 10/25/35(l)	293,721	253,129
Series 2005-3 4A
0.467%, 11/25/35(l)	180,613	155,966
Series 2005-3 5A
0.467%, 11/25/35(l)	283,979	236,302
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3
5.172%, 12/12/49(l)	2,000,000	2,288,923
Morgan Stanley Capital I, Inc., Series 2005-HQ7 A4
5.383%, 11/14/42(l)	1,000,000	1,115,278
Series 2007-IQ14 A2
5.610%, 4/15/49	446,992	459,213
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-TOP9 A2
4.740%, 11/13/36	986,276	991,207
Residential Accredit Loans, Inc., Series 2005-QO1 A1
0.517%, 8/25/35(l)	58,522	37,351
Securitized Asset Sales, Inc., Series 1993-6 A5
0.757%, 11/26/23(l)	2,271	2,216
Sequoia Mortgage Trust, Series 10 2A1
0.979%, 10/20/27(l)	14,998	14,358
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1 4A2
2.778%, 2/25/34(l)	159,250	158,928
Series 2004-19 2A1
1.636%, 1/25/35(l)	45,741	31,981
Series 2005-17 3A1
2.817%, 8/25/35(l)	219,339	184,492
Structured Asset Mortgage Investments, Inc., Series 2004-AR5 1A1
0.879%, 10/19/34(l)	101,950	91,819
Series 2005-AR5 A1
0.469%, 7/19/35(l)	205,487	168,123
Series 2005-AR5 A2
0.469%, 7/19/35(l)	402,860	344,573
Series 2006-AR4 2A1
0.407%, 6/25/36(l)	58,797	39,400
Series 2006-AR5 1A1
0.427%, 5/25/46(l)	2,065,907	1,106,862
Structured Asset Securities Corp., Series 2006-11 A1
2.843%, 10/28/35(l)§	63,537	55,564
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3 A2
4.867%, 2/15/35	743,055	747,825
Series 2003-C5 A2
3.989%, 6/15/35	811,866	823,402
Series 2006-WL7A A1
0.311%, 9/15/21(l)§	1,261,116	1,232,741
Series 2007-C31 A2
5.421%, 4/15/47	1,221,526	1,272,809
Series 2007-C32 A2
5.934%, 6/15/49(l)	2,663,580	2,734,092
Series 2007-WHL8 A1
0.301%, 6/15/20(l)§	1,621,809	1,553,912
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17 1A
1.348%, 11/25/42(l)	10,504	10,091
Series 2002-AR2 A
2.344%, 2/27/34(l)	8,442	8,392
Series 2003-AR1 A5
2.120%, 3/25/33(l)	1,036,122	1,012,303
Series 2004-AR1 A
2.574%, 3/25/34(l)	2,113,244	2,073,596
Series 2005-AR13 A1A1
0.507%, 10/25/45(l)	253,458	227,953
Series 2005-AR15 A1A1
0.477%, 11/25/45(l)	58,576	50,175
Series 2006-AR15 2A
2.616%, 11/25/46(l)	52,853	43,730
Series 2006-AR3 A1A
1.148%, 2/25/46(l)	86,584	73,144
Series 2006-AR7 3A
2.594%, 7/25/46(l)	260,617	225,568
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S A1
2.616%, 9/25/34(l)	81,122	80,742
Series 2007-10 1A22
0.717%, 7/25/37(l)	1,675,265	1,327,981
WF-RBS Commercial Mortgage Trust, Series 2011-C4 A1
1.607%, 6/15/44§	1,594,335	1,617,339

		138,002,094

Total Asset-Backed and Mortgage-Backed Securities		322,853,346

Corporate Bonds (42.1%)
Consumer Discretionary (3.9%)
Auto Components (0.9%)
Johnson Controls, Inc.
0.852%, 2/4/14(l)	$30,000,000	30,111,921

Automobiles (0.2%)
Daimler Finance North America LLC
0.972%, 3/28/14(l)§	5,800,000	5,809,739

Hotels, Restaurants & Leisure (0.0%)
Las Vegas Sands Corp.
0.000%, 5/23/14	1,361,847	1,359,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Household Durables (0.0%)
Newell Rubbermaid, Inc.
2.000%, 6/15/15	$1,500,000	$1,521,012

Leisure Equipment & Products (0.1%)
Mattel, Inc.
5.625%, 3/15/13	2,000,000	2,043,014

Media (2.7%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	18,590,000	19,242,156
Comcast Cable Communications LLC
7.125%, 6/15/13	5,000,000	5,228,679
Comcast Corp.
5.300%, 1/15/14	2,000,000	2,117,129
COX Communications, Inc.
7.125%, 10/1/12	12,649,000	12,655,908
4.625%, 6/1/13	18,506,000	19,022,689
5.450%, 12/15/14	798,000	880,894
Discovery Communications LLC
3.700%, 6/1/15	2,000,000	2,136,844
NBCUniversal Media LLC
2.100%, 4/1/14	2,990,000	3,053,641
Reed Elsevier Capital, Inc.
7.750%, 1/15/14	2,000,000	2,165,656
TCI Communications, Inc.
8.750%, 8/1/15	1,038,000	1,265,234
Time Warner Cable, Inc.
6.200%, 7/1/13	4,603,000	4,799,185
Time Warner Entertainment Co. LP
8.875%, 10/1/12	5,000,000	5,003,001
Time Warner, Inc.
5.875%, 11/15/16	500,000	593,630
Turner Broadcasting System, Inc.
8.375%, 7/1/13	2,000,000	2,108,268
Walt Disney Co.
4.500%, 12/15/13	1,500,000	1,571,549
Series E
0.875%, 12/1/14	6,600,000	6,660,783

		88,505,246

Total Consumer Discretionary		129,350,131

Consumer Staples (7.0%)
Beverages (2.0%)
Anheuser-Busch InBev Worldwide, Inc.
1.097%, 3/26/13(l)	4,325,000	4,340,586
2.500%, 3/26/13	1,500,000	1,515,292
1.500%, 7/14/14	6,047,000	6,147,915
5.375%, 11/15/14	15,580,000	17,135,200
4.125%, 1/15/15	7,350,000	7,904,327
3.625%, 4/15/15	1,450,000	1,556,228
Bottling Group LLC
6.950%, 3/15/14	2,000,000	2,187,564
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	4,000,000	4,022,490
Foster’s Finance Corp.
4.875%, 10/1/14(b)§	1,400,000	1,491,134
PepsiCo, Inc.
3.750%, 3/1/14	2,250,000	2,353,205
SABMiller Holdings, Inc.
1.850%, 1/15/15§	2,200,000	2,241,239
2.450%, 1/15/17(b)§	13,000,000	13,570,762

		64,465,942

Food & Staples Retailing (0.3%)
Kroger Co.
5.500%, 2/1/13	900,000	914,020
5.000%, 4/15/13	2,000,000	2,044,743
7.500%, 1/15/14	1,740,000	1,888,346
Walgreen Co.
0.899%, 3/13/14(l)	4,000,000	4,005,060

		8,852,169

Food Products (2.3%)
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	520,000	538,449
Campbell Soup Co.
5.000%, 12/3/12	3,000,000	3,023,196
0.743%, 8/1/14(l)	4,000,000	4,018,468
General Mills, Inc.
6.470%, 10/15/12	12,900,000	13,029,000
H.J. Heinz Co.
5.350%, 7/15/13	5,483,000	5,685,329
Kellogg Co.
4.250%, 3/6/13	25,000,000	25,396,367
Kraft Foods, Inc.
6.000%, 2/11/13	14,575,000	14,855,391
2.625%, 5/8/13	8,500,000	8,599,006
5.250%, 10/1/13	1,750,000	1,828,872

		76,974,078

Household Products (0.2%)
Procter & Gamble Co.
0.700%, 8/15/14	7,400,000	7,437,766

Tobacco (2.2%)
Altria Group, Inc.
8.500%, 11/10/13	21,050,000	22,814,333
4.125%, 9/11/15	1,500,000	1,641,952
Philip Morris International, Inc.
6.875%, 3/17/14	18,819,000	20,540,850
2.500%, 5/16/16	10,476,000	11,073,241
Reynolds American, Inc.
7.250%, 6/1/13	17,493,000	18,180,902

		74,251,278

Total Consumer Staples		231,981,233

Energy (1.6%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
1.351%, 6/2/14(l)	5,525,000	5,566,148

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.
7.625%, 3/15/14	9,335,000	10,213,127
5.750%, 6/15/14	4,400,000	4,740,182
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13	3,600,000	3,699,825
Devon Energy Corp.
5.625%, 1/15/14	850,000	903,650
2.400%, 7/15/16	2,850,000	2,979,622
Energy Transfer Partners LP
6.000%, 7/1/13	1,995,000	2,067,845
8.500%, 4/15/14	6,209,000	6,844,665
Enterprise Products Operating LLC
5.900%, 4/15/13	1,720,000	1,767,026
1.250%, 8/13/15	1,000,000	1,007,837
Series C
6.375%, 2/1/13	1,095,000	1,115,696
Series M
5.650%, 4/1/13	2,000,000	2,048,404
Phillips 66
1.950%, 3/5/15(b)§	1,200,000	1,222,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Plains All American Pipeline LP/Plains All American Finance Corp.
5.625%, 12/15/13	$1,000,000	$1,060,113
5.250%, 6/15/15	5,000,000	5,590,944
3.950%, 9/15/15	800,000	871,928
6.125%, 1/15/17	2,193,000	2,615,475

		48,749,143

Total Energy		54,315,291

Financials (13.9%)
Capital Markets (2.1%)
Bank of New York Mellon Corp.
0.725%, 1/31/14(l)	16,375,000	16,428,784
Goldman Sachs Group, Inc.
5.250%, 10/15/13	11,670,000	12,191,047
1.439%, 2/7/14(l)	21,090,000	21,080,058
Merrill Lynch & Co., Inc.
5.450%, 2/5/13	6,890,000	6,994,194
Morgan Stanley
5.300%, 3/1/13	6,085,000	6,212,027
2.937%, 5/14/13(l)	4,605,000	4,647,033
Northern Trust Corp.
5.200%, 11/9/12	685,000	688,301

		68,241,444

Commercial Banks (0.7%)
U.S. Bancorp
2.000%, 6/14/13	2,500,000	2,528,221
Union Bank N.A.
2.125%, 12/16/13	2,230,000	2,266,035
1.362%, 6/6/14(l)	17,000,000	16,995,750
Wells Fargo & Co.
4.375%, 1/31/13	1,800,000	1,823,726

		23,613,732

Consumer Finance (4.7%)
American Express Co.
7.250%, 5/20/14	4,307,000	4,753,346
American Express Credit Corp.
5.125%, 8/25/14	370,000	400,816
1.504%, 6/12/15(l)	2,900,000	2,963,269
Series C
7.300%, 8/20/13	3,000,000	3,178,659
American Honda Finance Corp.
0.785%, 6/18/14(l)§	12,000,000	12,022,187
1.450%, 2/27/15§	1,711,000	1,731,184
2.500%, 9/21/15§	1,700,000	1,774,039
2.600%, 9/20/16§	1,815,000	1,907,379
2.125%, 2/28/17§	15,000,000	15,532,543
Ford Motor Credit Co. LLC
7.000%, 10/1/13	7,850,000	8,269,975
3.875%, 1/15/15	11,200,000	11,704,000
7.000%, 4/15/15	1,500,000	1,680,000
2.500%, 1/15/16	10,500,000	10,631,250
HSBC Finance Corp.
0.705%, 1/15/14(l)	27,449,000	27,274,070
John Deere Capital Corp.
0.700%, 9/4/15	10,000,000	10,010,850
Nissan Motor Acceptance Corp.
3.250%, 1/30/13§	900,000	906,667
4.500%, 1/30/15§	1,000,000	1,074,658
1.950%, 9/12/17§	28,700,000	28,995,007
PACCAR Financial Corp.
0.664%, 6/5/14(l)	5,000,000	5,013,723
SLM Corp.
5.000%, 10/1/13	2,000,000	2,055,000
6.250%, 1/25/16	2,500,000	2,700,000

		154,578,622

Diversified Financial Services (3.3%)
Bank of America Corp.
4.875%, 1/15/13	9,400,000	9,510,384
Citigroup, Inc.
5.300%, 10/17/12	800,000	801,705
1.285%, 2/15/13(l)	7,295,000	7,307,502
6.500%, 8/19/13	14,520,000	15,236,417
Crown Castle Towers LLC
3.214%, 8/15/15§	10,900,000	11,161,600
General Electric Capital Corp.
0.499%, 12/20/13(l)	500,000	498,645
1.209%, 12/20/13(l)	5,000,000	5,023,786
1.188%, 8/11/15(l)	3,000,000	3,003,546
5.000%, 1/8/16	50,000	56,164
Genworth Global Funding Trusts
5.750%, 5/15/13	9,650,000	9,748,792
Harley-Davidson Financial Services, Inc.
1.150%, 9/15/15(b)§	1,000,000	1,000,972
Harley-Davidson Funding Corp.
5.250%, 12/15/12(b)§	3,000,000	3,027,242
5.750%, 12/15/14(b)§	2,000,000	2,185,178
MassMutual Global Funding II
2.875%, 4/21/14(b)§	1,500,000	1,538,784
SSIF Nevada LP
1.155%, 4/14/14(l)§	35,000,000	35,158,690
TIAA Global Markets, Inc.
4.950%, 7/15/13§	2,910,000	2,998,680

		108,258,087

Insurance (2.8%)
American International Group, Inc.
4.250%, 5/15/13	10,000,000	10,172,510
3.750%, 11/30/13§	10,270,000	10,354,836
3.650%, 1/15/14	7,206,000	7,411,146
4.250%, 5/15/13(m)	3,500,000	3,560,378
ASIF Global Financing XIX
4.900%, 1/17/13§	2,000,000	2,011,077
MetLife Institutional Funding II
1.255%, 4/4/14(l)§	2,200,000	2,218,362
MetLife, Inc.
5.375%, 12/15/12	140,000	141,385
1.692%, 8/6/13(l)	3,713,000	3,750,200
Metropolitan Life Global Funding I
5.125%, 4/10/13§	10,300,000	10,537,270
5.200%, 9/18/13§	230,000	239,703
1.208%, 1/10/14(l)§	16,400,000	16,495,327
Monumental Global Funding III
0.621%, 1/25/13(l)§	5,000,000	4,986,137
0.655%, 1/15/14(l)§	2,500,000	2,466,453
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,221,833
Pricoa Global Funding I
5.400%, 10/18/12§	5,300,000	5,311,537
Prudential Covered Trust
2.997%, 9/30/15§	13,000,000	13,505,999

		94,384,153

Real Estate Investment Trusts (REITs) (0.3%)
ERP Operating LP
5.500%, 10/1/12	3,100,000	3,101,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
WCI Finance LLC/WEA Finance LLC
5.400%, 10/1/12(b)§	$7,000,000	$7,001,861

		10,103,054

Total Financials		459,179,092

Health Care (3.5%)
Biotechnology (1.6%)
Amgen, Inc.
1.875%, 11/15/14	14,400,000	14,805,166
4.850%, 11/18/14	2,300,000	2,497,810
2.300%, 6/15/16	4,800,000	5,007,388
2.500%, 11/15/16	7,475,000	7,859,202
5.850%, 6/1/17	3,000,000	3,601,742
Genentech, Inc.
4.750%, 7/15/15	1,540,000	1,711,282
Gilead Sciences, Inc.
2.400%, 12/1/14	10,696,000	11,069,597
3.050%, 12/1/16	6,154,000	6,605,422

		53,157,609

Health Care Equipment & Supplies (0.9%)
Boston Scientific Corp.
5.450%, 6/15/14	19,135,000	20,453,122
4.500%, 1/15/15	6,800,000	7,269,011

		27,722,133

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	1,000,000	1,018,488
3.250%, 11/20/14	1,000,000	1,051,101
3.200%, 5/1/15	1,225,000	1,295,101
2.250%, 8/15/16	3,471,000	3,595,892

		6,960,582

Pharmaceuticals (0.8%)
Eli Lilly and Co.
4.200%, 3/6/14	7,150,000	7,514,068
Merck & Co., Inc.
5.300%, 12/1/13	13,000,000	13,743,315
Novartis Capital Corp.
4.125%, 2/10/14	4,500,000	4,722,323
Watson Pharmaceuticals, Inc.
1.875%, 10/1/17	1,000,000	1,011,129

		26,990,835

Total Health Care		114,831,159

Industrials (3.2%)
Aerospace & Defense (0.1%)
United Technologies Corp.
0.688%, 12/2/13(l)	1,850,000	1,856,304
0.918%, 6/1/15(l)	1,980,000	2,004,400

		3,860,704

Building Products (0.0%)
CRH America, Inc.
5.300%, 10/15/13	695,000	723,440

Commercial Services & Supplies (0.2%)
Waste Management, Inc.
6.375%, 11/15/12	6,670,000	6,713,821

Industrial Conglomerates (0.9%)
Danaher Corp.
0.626%, 6/21/13(l)	29,300,000	29,349,578

Road & Rail (2.0%)
Burlington Northern Santa Fe LLC
4.300%, 7/1/13	2,500,000	2,568,276
4.875%, 1/15/15	3,000,000	3,274,729
CSX Corp.
5.500%, 8/1/13	10,000,000	10,388,406
6.250%, 4/1/15	6,925,000	7,815,152
Norfolk Southern Corp.
5.257%, 9/17/14	1,500,000	1,626,921
7.700%, 5/15/17	3,600,000	4,559,932
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, 7/11/14(b)§	2,800,000	2,818,370
3.125%, 5/11/15(b)§	5,000,000	5,108,139
2.500%, 3/15/16(b)§	10,000,000	9,972,399
3.750%, 5/11/17(b)§	2,000,000	2,050,722
Union Pacific Corp.
5.450%, 1/31/13	14,424,000	14,644,536

		64,827,582

Total Industrials		105,475,125

Information Technology (1.6%)
Communications Equipment (1.0%)
Cisco Systems, Inc.
0.644%, 3/14/14(l)	32,050,000	32,148,829

Computers & Peripherals (0.1%)
Hewlett-Packard Co.
0.711%, 5/24/13(l)	5,000,000	5,001,513

Office Electronics (0.1%)
Xerox Corp.
1.799%, 9/13/13(l)	2,050,000	2,064,951

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom Corp.
1.500%, 11/1/13	3,000,000	3,029,201
Texas Instruments, Inc.
0.615%, 5/15/13(l)	11,500,000	11,511,953

		14,541,154

Total Information Technology		53,756,447

Materials (2.2%)
Chemicals (1.2%)
Dow Chemical Co.
6.000%, 10/1/12	14,000,000	14,006,072
7.600%, 5/15/14	12,902,000	14,274,189
5.900%, 2/15/15	1,000,000	1,112,787
2.500%, 2/15/16	1,000,000	1,041,494
Ecolab, Inc.
1.000%, 8/9/15	2,500,000	2,504,128
3.000%, 12/8/16	5,895,000	6,322,137
Rohm & Haas Co.
5.600%, 3/15/13	1,500,000	1,530,016

		40,790,823

Metals & Mining (0.6%)
ArcelorMittal USA LLC
6.500%, 4/15/14	15,321,000	15,933,840
Barrick Gold Financeco LLC
6.125%, 9/15/13	4,200,000	4,409,978

		20,343,818

Paper & Forest Products (0.4%)
Georgia-Pacific LLC
7.700%, 6/15/15	500,000	575,000
8.250%, 5/1/16§	11,200,000	12,096,000

		12,671,000

Total Materials		73,805,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Qwest Corp.
3.639%, 6/15/13(l)	$3,200,000	$3,219,625

Wireless Telecommunication Services (0.3%)
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	5,030,000	5,402,323
5.550%, 2/1/14	3,650,000	3,880,783

		9,283,106

Total Telecommunication Services		12,502,731

Utilities (4.8%)
Electric Utilities (3.0%)
AEP Texas North Co. Series B
5.500%, 3/1/13	2,000,000	2,040,272
Appalachian Power Co.
0.810%, 8/16/13(l)	1,000,000	1,000,640
Consumers Energy Co. Series P
5.500%, 8/15/16	3,000,000	3,437,602
Dayton Power & Light Co.
5.125%, 10/1/13	2,070,000	2,176,812
Duke Energy Carolinas LLC
1.750%, 12/15/16	5,000,000	5,103,960
Duke Energy Corp.
5.650%, 6/15/13	23,135,000	23,965,708
6.300%, 2/1/14	3,130,000	3,353,953
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	900,000	900,421
Nevada Power Co. Series L
5.875%, 1/15/15	150,000	166,402
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	17,680,000	17,984,936
1.200%, 6/1/15	500,000	502,539
Ohio Edison Co.
6.400%, 7/15/16	2,630,000	3,109,753
Ohio Power Co.
5.500%, 3/1/13	435,000	444,090
6.000%, 6/1/16	5,000,000	5,833,338
Pacific Gas & Electric Co.
0.884%, 11/20/12(l)	10,000,000	10,011,500
4.800%, 3/1/14	12,470,000	13,197,002
Public Service Co. of Colorado Series 12
4.875%, 3/1/13	2,000,000	2,034,633
Virginia Electric & Power Co. Series A
4.750%, 3/1/13	3,550,000	3,613,686

		98,877,247

Gas Utilities (0.8%)
DCP Midstream Operating LP
3.250%, 10/1/15	3,300,000	3,385,974
Rockies Express Pipeline LLC
6.250%, 7/15/13§	22,400,000	23,184,000

		26,569,974

Independent Power Producers & Energy Traders (0.1%)
PSEG Power LLC
2.500%, 4/15/13	3,980,000	4,024,110

Multi-Utilities (0.9%)
Dominion Resources, Inc.
1.800%, 3/15/14	15,000,000	15,245,892
1.950%, 8/15/16	2,555,000	2,640,030
Series A
1.400%, 9/15/17	8,000,000	8,017,724
Series D
5.000%, 3/15/13	2,830,000	2,888,114

		28,791,760

Total Utilities		158,263,091

Total Corporate Bonds		1,393,459,941

Government Securities (47.9%)
Agency ABS (0.7%)
National Credit Union Administration Guaranteed Notes, Class A Series 2010-A1 A
0.578%, 12/7/20(l)	3,590,786	3,592,658
Small Business Administration, Class 1 Series 2008-P10A 1
5.902%, 2/10/18	436,119	483,335
Small Business Administration Participation Certificates, Class 1
Series 2003-20I 1
5.130%, 9/1/23	16,945	18,786
Series 2004-20C
4.340%, 3/1/24	112,842	124,167
Series 2005-20B
4.625%, 2/1/25	132,991	148,159
Series 2008-20G
5.870%, 7/1/28	9,022,462	10,511,614
Series 2008-20H 1
6.020%, 8/1/28	8,100,952	9,472,060

		24,350,779

Agency CMO (7.2%)
Federal Home Loan Mortgage Corp.
0.451%, 2/15/19(l)	2,144,692	2,147,917
2.000%, 3/14/19	35,050,000	35,300,720
0.371%, 7/15/19(l)	1,059,849	1,060,689
5.000%, 2/15/20	101,989	102,998
5.000%, 8/15/20	63,272	64,827
0.371%, 10/15/20(l)	2,133,007	2,132,342
2.365%, 11/1/23(l)	5,066	5,325
0.521%, 8/15/25(l)	5,114,222	5,132,177
6.500%, 4/15/29	22,695	25,473
0.571%, 12/15/29(l)	3,138	3,133
0.571%, 12/15/30(l)	4,091	4,093
2.367%, 1/1/34(l)	35,476	37,919
0.621%, 7/15/34(l)	9,230,064	9,245,313
3.015%, 3/1/35(l)	202,245	216,085
4.977%, 10/1/35(l)	97,758	105,068
5.083%, 10/1/35(l)	161,554	174,770
4.674%, 11/1/35(l)	141,555	151,696
2.467%, 7/1/36(l)	1,369,436	1,458,694
2.549%, 9/1/36(l)	1,392,136	1,496,111
0.621%, 9/15/36(l)	171,412	172,154
2.671%, 10/1/36(l)	985,594	1,046,455
0.601%, 11/15/36(l)	130,969	131,505
0.701%, 11/15/36(l)	2,720,850	2,735,956
0.721%, 7/15/39(l)	1,282,763	1,290,715
0.721%, 2/15/41(l)	5,695,753	5,740,779
0.641%, 4/15/41(l)	4,556,922	4,579,191
0.671%, 9/15/41(l)	10,585,528	10,631,483
6.500%, 7/25/43	10,408	12,058
1.306%, 10/25/44(l)	957,539	958,357
1.348%, 2/25/45(l)	1,216,065	1,216,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Federal National Mortgage Association
0.946%, 1/1/21(l)	$4,863,863	$4,908,444
2.485%, 11/1/34(l)	1,029,986	1,106,718
2.300%, 1/1/35(l)	30,533	32,420
0.517%, 5/25/35(l)	211,840	212,265
2.675%, 5/25/35(l)	400,784	413,084
2.563%, 7/1/35(l)	188,153	200,995
5.547%, 12/1/35(l)	270,219	294,713
5.693%, 1/1/36(l)	234,837	247,538
5.686%, 3/1/36(l)	489,549	533,923
5.795%, 3/1/36(l)	384,706	419,577
0.667%, 6/25/36(l)	12,436,346	12,491,408
0.305%, 12/25/36(l)	58,843	57,038
0.757%, 7/25/37(l)	3,170,589	3,196,759
0.417%, 10/27/37(l)	6,700,000	6,598,110
0.897%, 12/25/37(l)	4,554,157	4,615,893
0.617%, 1/25/38(l)	7,712,966	7,718,300
0.797%, 6/25/41(l)	7,497,855	7,552,800
0.767%, 9/25/41(l)	17,608,177	17,749,840
0.567%, 5/25/42(l)	65,621	65,505
0.667%, 6/25/42(l)	9,088,504	9,104,883
1.348%, 3/1/44(l)	622,672	635,302
1.348%, 7/1/44(l)	9,370	9,559
1.348%, 10/1/44(l)	47,824	48,792
Government National Mortgage Association
0.944%, 2/20/62(l)	14,936,076	15,109,215
1.294%, 2/20/62(l)	7,933,973	8,168,001
0.794%, 4/20/62(l)	7,959,812	7,985,243
0.814%, 4/20/62(l)	6,915,098	6,944,439
National Credit Union Administration Guaranteed Notes, Class 1A
Series 2010-C1 A1
1.600%, 10/29/20	8,814,036	8,999,613
Series 2010-R3 1A
0.788%, 12/8/20(l)	12,946,231	13,026,300
Series 2011-R4 1A
0.608%, 3/6/20(l)	12,105,253	12,134,097

		237,961,662

Municipal Bonds (2.2%)
Arkansas Student Loan Authority
1.391%, 11/25/43(l)	3,378,007	3,353,044
City of New York, New York
1.520%, 8/1/13	10,000,000	10,096,600
5.000%, 10/1/14	6,000,000	6,513,240
5.000%, 10/15/15	7,220,000	8,122,284
Fairfax County Virginia Industrial Development Authority Health Care-Inova Health System
4.000%, 5/15/15	655,000	713,262
4.000%, 5/15/16	500,000	557,490
Irvine Ranch California Water District Joint Powers Agency
2.388%, 3/15/14	2,000,000	2,003,720
Massachusetts Educational Financing Authority
1.401%, 4/25/38(l)	970,403	974,784
New Jersey Economic Development Authority
1.389%, 6/15/13(l)	7,000,000	7,007,000
New Jersey State Turnpike Authority
4.252%, 1/1/16	5,000,000	5,230,400
New York State Dormitory Authority
3.125%, 12/1/15	7,085,000	7,572,377
North Carolina State Education Assistance Authority
0.901%, 10/26/20(l)	11,412,014	11,413,954
South Carolina Student Loan Corp.
0.901%, 1/25/21(l)	6,998,634	7,009,557
Tobacco Settlement Finance Authority of West Virginia
7.467%, 6/1/47	1,300,000	992,472
University of California
1.988%, 5/15/50(l)	1,500,000	1,513,560

		73,073,744

U.S. Government Agencies (37.8%)
Federal Farm Credit Bank
0.208%, 6/6/14(l)	4,150,000	4,149,066
0.250%, 6/11/14(l)	100,800,000	100,738,815
0.187%, 7/25/14(l)	53,100,000	53,076,795
0.770%, 1/9/15	5,009,000	5,017,943
0.860%, 8/23/16	10,000,000	10,007,766
1.250%, 3/8/17	1,250,000	1,255,179
2.300%, 3/26/19	1,000,000	1,009,257
Federal Home Loan Bank
0.300%, 11/22/13	136,400,000	136,477,326
0.300%, 11/25/13	7,000,000	7,003,835
0.325%, 12/5/13	20,000,000	20,016,238
0.290%, 12/6/13	60,000,000	60,023,550
0.500%, 12/13/13	44,000,000	44,126,284
3.125%, 12/13/13	1,300,000	1,344,948
0.875%, 12/27/13	6,285,000	6,333,770
0.375%, 1/29/14	23,000,000	23,041,333
0.280%, 2/24/14	10,000,000	9,998,029
1.800%, 5/16/19	4,075,000	4,102,482
Federal Home Loan Mortgage Corp.
4.875%, 11/15/13	18,800,000	19,783,845
0.375%, 11/27/13	5,935,000	5,944,519
0.625%, 12/23/13	16,610,000	16,683,361
0.600%, 12/27/13	38,766,000	38,808,577
0.500%, 2/21/14	55,510,000	55,582,341
2.250%, 7/3/17	44,100,000	44,728,324
2.000%, 7/17/17	36,000,000	36,465,955
2.000%, 8/14/17	84,775,000	85,959,468
2.000%, 6/28/18	7,000,000	7,025,323
2.000%, 11/14/18	1,250,000	1,252,281
1.750%, 2/1/19	3,000,000	3,029,234
1.700%, 5/21/19	5,000,000	5,029,362
3.000%, 7/10/19	34,875,000	35,566,215
3.000%, 7/31/19	74,250,000	75,813,987
3.000%, 8/1/19	60,400,000	61,676,282
3.000%, 8/8/19	8,000,000	8,173,299
2.000%, 10/9/19	6,900,000	6,995,478
Federal National Mortgage Association
0.750%, 12/18/13	11,200,000	11,267,312
4.125%, 4/15/14	15,000,000	15,894,557
0.199%, 6/20/14(l)	3,300,000	3,299,238
0.750%, 1/30/15	15,000,000	15,091,431
0.650%, 5/22/15	3,000,000	3,006,509
0.650%, 5/29/15	6,000,000	6,015,563
0.600%, 8/20/15	55,000,000	55,064,405
2.000%, 9/21/15	10,000,000	10,491,354
1.250%, 6/20/16	19,500,000	19,636,278
1.000%, 8/29/16	6,150,000	6,177,733
2.050%, 12/27/16	1,000,000	1,012,602
0.600%, 4/17/17(e)	15,300,000	15,322,379
3.000%, 4/26/17	5,500,000	5,584,391
1.625%, 1/23/18	655,000	659,110
1.750%, 5/24/18	9,700,000	9,773,789
2.000%, 3/12/19	2,000,000	2,014,107
2.000%, 3/21/19	1,500,000	1,511,207
2.100%, 3/28/19	1,660,000	1,673,788
3.000%, 6/27/19	1,500,000	1,546,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal	Value
	Amount	(Note 1)
2.250%, 6/28/19	$3,100,000	$3,113,061
3.430%, 12/15/20	2,350,000	2,410,532
2.700%, 3/28/22	49,400,000	49,886,524
2.700%, 5/9/22	10,000,000	10,028,254
5.180%, 3/27/23	2,000,000	2,045,619
Small Business Administration Series 2004-P10A
4.504%, 2/1/14	13,742	14,125

		1,248,780,942

Total Government Securities		1,584,167,127

Total Long-Term Debt Securities (99.7%) (Cost $3,286,744,400)		3,300,480,414

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	713

Total Common Stocks (0.0%) (Cost $790)		713

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.5%)
Duke Energy Corp.
0.49%, 1/2/13 (b)(n)(p)	$250,000	249,679
Kinder Morgan Energy Partners LP
0.54%, 10/2/12 (b)(n)(p)	9,500,000	9,499,715
Newell Rubbermaid, Inc.
0.77%, 10/3/12 (n)(p)	5,000,000	4,999,679
Spectra Energy Capital LLC
0.32%, 10/9/12 (b)(n)(p)	2,500,000	2,499,800

Total Commercial Paper		17,248,873

Government Security (0.1%)
Federal National Mortgage Association
0.29%, 2/28/14 (p)	1,643,000	1,636,188

Total Short-Term Investments (0.6%) (Cost $18,879,399)		18,885,061

Total Investments Before Securities Sold Short (100.3%) (Cost $3,305,624,589)		3,319,366,188

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B†	(13)	(161)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(161)

Total Investments after Securities Sold Short (100.3%) (Cost $3,305,624,589)		3,319,366,027
Other Assets Less Liabilities (-0.3%)		(10,496,213)

Net Assets (100%)		$3,308,869,814

†	Securities (totaling $27,257,267 or 0.8% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $429,676,659 or 13.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2012. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2012.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2012, the market value of these securities amounted to $3,560,378 or 0.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

IO — Interest Only

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Options Written:

Options written through the period ended September 30, 2012 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2012	686	$444,185
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(686)	(444,185)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – September 30, 2012	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$184,851,252	$—	$184,851,252
Non-Agency CMO	—	110,744,666	27,257,428	138,002,094
Common Stocks
Financials	713	—	—	713
Corporate Bonds
Consumer Discretionary	—	129,350,131	—	129,350,131
Consumer Staples	—	231,981,233	—	231,981,233
Energy	—	54,315,291	—	54,315,291
Financials	—	459,179,092	—	459,179,092
Health Care	—	114,831,159	—	114,831,159
Industrials	—	105,475,125	—	105,475,125
Information Technology	—	53,756,447	—	53,756,447
Materials	—	73,805,641	—	73,805,641
Telecommunication Services	—	12,502,731	—	12,502,731
Utilities	—	158,263,091	—	158,263,091
Government Securities
Agency ABS	—	24,350,779	—	24,350,779
Agency CMO	—	237,961,662	—	237,961,662
Municipal Bonds	—	73,073,744	—	73,073,744
U.S. Government Agencies	—	1,248,780,942	—	1,248,780,942
Short-Term Investments	—	18,885,061	—	18,885,061

Total Assets	$713	$3,292,108,047	$27,257,428	$3,319,366,188

Liabilities:
Common Stocks
Financials	—	—	(161)	(161)

Total Liabilities	$—	$—	$(161)	$(161)

Total	$713	$3,292,108,047	$27,257,267	$3,319,366,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Financials	Investments in Securities-Asset-Backed Securities
Balance as of 12/31/11	$(204)	$—
Total gains or losses (realized/unrealized) included in earnings	43	(70,139)
Purchases, sales, issuances, and settlements (net)	—	27,327,567
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$(161)	$27,257,428

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held for six months ended 9/30/12.	$43	$(70,139)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,674,114,649
Long-term U.S. Treasury securities	217,896,124

$4,892,010,773

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,727,012,244
Long-term U.S. Treasury securities	218,334,970

$4,945,347,214

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,744,026
Aggregate gross unrealized depreciation	(7,034,177)

Net unrealized appreciation	$13,709,849

Federal income tax cost of investments	$3,305,656,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.7%)
Asset-Backed Securities (3.4%)
American Express Credit Account Master Trust,
Series 2011-1 A
0.391%, 4/17/17(l)		$820,000	$821,455
Series 2012-2 A
0.680%, 3/15/18		1,360,000	1,364,606
AmeriCredit Automobile Receivables Trust,
Series 2011-3 A2
0.840%, 11/10/14		394,204	394,485
Series 2011-4 A2
0.920%, 3/9/15		306,624	307,145
Series 2011-5 A2
1.190%, 8/8/15		245,907	246,847
Series 2012-3 A3
0.960%, 1/9/17		805,000	810,258
Series 2012-4 A2
0.490%, 4/8/16		630,000	630,020
Avis Budget Rental Car Funding AESOP LLC,
Series 2012-3A A
2.100%, 3/20/19§		480,000	484,385
Bank of America Auto Trust,
Series 2012-1 A4
1.030%, 12/15/16		570,000	576,436
BMW Floorplan Master Owner Trust,
Series 2012-1A A
0.619%, 9/15/17(l)§		858,000	858,018
CarMax Auto Owner Trust,
Series 2012-1 A3
0.890%, 9/15/16		735,000	741,047
CIT Canada Equipment Receivables Trust,
1.705%, 7/22/13§†	CAD	256,759	261,172
CIT Equipment Collateral,
Series 2012-VT1 A3
1.100%, 8/22/16§		$391,785	394,846
CitiFinancial Mortgage Securities, Inc.,
Series 2003-1 AFPT
3.860%, 1/25/33(e)		94,283	96,454
CNH Equipment Trust,
Series 2010-C A3
1.170%, 5/15/15		300,565	301,571
Series 2012-A A3
0.940%, 5/15/17		557,355	560,774
Discover Card Master Trust,
Series 2012-A1 A1
0.810%, 8/15/17		439,000	442,090
Series 2012-A3 A
0.860%, 11/15/17		406,000	409,411
Exeter Automobile Receivables Trust,
Series 2012-1A A
2.020%, 8/15/16§		411,224	413,754
Series 2012-2A A
1.300%, 6/15/17§		600,000	599,939
Ford Auto Securitization Trust,
1.960%, 7/15/15§	CAD	1,014,000	1,034,783
Ford Credit Auto Lease Trust,
Series 2011-A A2
0.740%, 9/15/13		$425,376	425,662
Series 2012-B A2
0.540%, 11/15/14		699,000	698,956
Ford Credit Floorplan Master Owner Trust,
Series 2012-1 A
0.691%, 1/15/16(l)		279,000	280,317
Series 2012-4 A1
0.740%, 9/15/16		1,415,000	1,414,783
GE Capital Credit Card Master Note Trust,
Series 2012-6 A
1.360%, 8/17/20		1,255,000	1,266,184
GE Dealer Floorplan Master Note Trust,
Series 2012-3 A
0.709%, 6/20/17(l)		1,095,000	1,095,000
GE Equipment Midticket LLC,
Series 2011-1 A3
1.000%, 8/24/15		302,234	303,782
Gracechurch Card Funding plc,
Series 2012-1A A1
0.921%, 2/15/17(l)§		725,000	726,728
Huntington Auto Trust,
Series 2011-1A A3
1.010%, 1/15/16§		474,000	477,337
Hyundai Auto Lease Securitization Trust,
Series 2011-A A2
0.690%, 11/15/13§		146,907	146,953
Hyundai Floorplan Master Owner Trust,
Series 2009-1A A
1.471%, 11/17/14(l)§		780,000	780,884
John Deere Owner Trust,
Series 2011-A A2
0.640%, 6/16/14		105,778	105,797
Mercedes-Benz Auto Lease Trust,
Series 2011-B A2
0.900%, 1/15/14§		673,544	674,341
Series 2012-A A2
0.660%, 4/15/14		894,000	894,959
Navistar Financial Corp. Owner Trust,
Series 2012-A A2
0.850%, 3/18/15§		815,000	817,728
Nissan Auto Lease Trust,
Series 2012-A A2A
0.680%, 7/15/14		650,000	651,329
Option One Mortgage Loan Trust,
Series 2006-3 M1
0.447%, 2/25/37(l)		590,200	3,952
Penarth Master Issuer plc,
Series 2010-2A A2
0.970%, 12/18/14(l)§		590,000	590,510
Series 2012-1A A1
0.790%, 3/18/14(l)§		806,000	806,828
RASC Trust,
Series 2003-KS3 A2
0.817%, 5/25/33(l)		44,115	38,512
Santander Drive Auto Receivables Trust,
Series 2012-3 A3
1.080%, 4/15/16		755,000	759,303
Series 2012-4 A2
0.790%, 8/17/15		502,000	502,972
SmartTrust,
Series 2011-2USA A2A
1.220%, 11/14/13§		375,322	375,763
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1 A3
1.220%, 6/22/15		1,375,000	1,383,891
World Financial Network Credit Card Master Trust,
Series 2012-B A
1.760%, 5/17/21		430,000	434,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
World Omni Automobile Lease Securitization Trust,
Series 2011-A A2
0.810%, 10/15/13	$548,298	$548,831

		27,955,683

Non-Agency CMO (2.3%)
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 A4
5.414%, 9/10/47	865,000	985,901
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
2.745%, 5/25/35(l)	251,290	226,485
CS First Boston Mortgage Securities Corp.,
Series 2004-C1 A4
4.750%, 1/15/37(l)	296,515	308,757
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.998%, 5/15/46(l)	850,000	975,800
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1 A4
4.111%, 7/5/35	514,691	520,637
Series 2005-GG3 A4
4.799%, 8/10/42(l)	900,000	969,624
Series 2007-GG9 A2
5.381%, 3/10/39	1,094,105	1,124,942
Series 2007-GG9 A4
5.444%, 3/10/39	1,335,000	1,523,462
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4
5.553%, 4/10/38(l)	1,642,000	1,865,502
Series 2012-GCJ7 A4
3.377%, 5/10/45	1,360,000	1,467,463
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB11 A4
5.335%, 8/12/37(l)	642,000	706,359
Series 2006-CB14 A4
5.481%, 12/12/44(l)	349,000	393,224
Series 2007-LD11 A4
6.003%, 6/15/49(l)	1,280,000	1,477,724
Series 2010-C2 A1
2.749%, 11/15/43§	580,475	608,464
LB-UBS Commercial Mortgage Trust,
Series 2003-C3 A4
4.166%, 5/15/32	863,000	874,907
Series 2004-C2 A4
4.367%, 3/15/36	266,000	276,908
Series 2004-C4 A4
5.446%, 6/15/29(l)	275,000	293,224
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A8 A1C1
5.250%, 8/25/36(l)	105,150	105,364
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2 A4
6.091%, 6/12/46(l)	74,000	85,652
Series 2006-3 A2
5.291%, 7/12/46(l)	1,313,729	1,342,098
Series 2006-3 A4
5.414%, 7/12/46(l)	1,921,000	2,237,857
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1 A1A
0.848%, 2/25/47(l)	521,957	351,903

		18,722,257

Total Asset-Backed and Mortgage-Backed Securities		46,677,940

Corporate Bonds (11.1%)
Consumer Discretionary (1.2%)
Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
5.625%, 2/15/13	314,000	319,248
3.000%, 3/1/19	361,000	370,593
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22§	435,000	442,613

		1,132,454

Media (1.0%)
CBS Corp.
8.875%, 5/15/19	281,000	379,716
5.750%, 4/15/20	193,000	232,938
3.375%, 3/1/22	124,000	128,934
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	267,000	399,246
Comcast Corp.
5.150%, 3/1/20	615,000	731,641
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	267,000	284,544
4.600%, 2/15/21	335,000	366,893
3.800%, 3/15/22	350,000	360,969
Globo Comunicacao e Participacoes S.A.
5.307%, 5/11/22(e)§	274,000	295,457
News America, Inc.
9.250%, 2/1/13	332,000	341,274
6.150%, 2/15/41	370,000	458,808
Omnicom Group, Inc.
3.625%, 5/1/22	240,000	251,665
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	586,000	748,843
Time Warner Cable, Inc.
7.500%, 4/1/14	329,000	362,605
5.000%, 2/1/20	352,000	407,787
Time Warner Entertainment Co. LP
8.375%, 3/15/23	184,000	259,634
Time Warner, Inc.
7.625%, 4/15/31	547,000	753,465
Turner Broadcasting System, Inc.
8.375%, 7/1/13	226,000	238,234
Viacom, Inc.
5.625%, 9/15/19	108,000	129,252
WPP Finance 2010
4.750%, 11/21/21	250,000	275,553
WPP Finance UK Corp.
8.000%, 9/15/14	312,000	350,051

		7,757,509

Multiline Retail (0.1%)
Dollar General Corp.
4.125%, 7/15/17	113,000	117,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		$715,000	$765,050

			882,287

Total Consumer Discretionary			9,772,250

Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
Delhaize Group S.A.
5.875%, 2/1/14		186,000	194,749
Kroger Co.
3.400%, 4/15/22		451,000	470,192

			664,941

Food Products (0.1%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13		296,000	304,640
5.100%, 7/15/15		217,000	234,116
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§		524,000	542,591
Tyson Foods, Inc.
4.500%, 6/15/22		282,000	294,690

			1,376,037

Total Consumer Staples			2,040,978

Energy (1.7%)
Energy Equipment & Services (0.1%)
Transocean, Inc.
2.500%, 10/15/17		279,000	279,807
Weatherford International Ltd.
9.625%, 3/1/19		560,000	736,696
5.125%, 9/15/20		95,000	103,396

			1,119,899

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.
5.950%, 9/15/16		478,000	555,766
6.450%, 9/15/36		206,000	256,021
Cimarex Energy Co.
5.875%, 5/1/22		207,000	217,868
Encana Corp.
3.900%, 11/15/21		860,000	905,428
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	416,807
7.500%, 7/1/38		357,000	430,966
Enterprise Products Operating LLC
5.200%, 9/1/20		455,000	539,328
EQT Corp.
8.125%, 6/1/19		395,000	483,715
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16(m)		484,000	537,845
KazMunayGas National Co.
7.000%, 5/5/20§		458,000	561,050
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	208,181
3.950%, 9/1/22		624,000	669,423
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	741,879
Marathon Petroleum Corp.
3.500%, 3/1/16		89,000	94,667
5.125%, 3/1/21		472,000	545,971
Nabors Industries, Inc.
9.250%, 1/15/19		502,000	656,570
Noble Energy, Inc.
8.250%, 3/1/19		575,000	741,750
Noble Holding International Ltd.
4.900%, 8/1/20		56,000	62,556
Petrobras International Finance Co.
5.375%, 1/27/21		555,000	623,498
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	924,150
Phillips 66
4.300%, 4/1/22§		725,000	786,870
Southwestern Energy Co.
4.100%, 3/15/22§		199,000	210,556
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	550,140
Valero Energy Corp.
6.125%, 2/1/20		406,000	490,441
Williams Partners LP
5.250%, 3/15/20		325,000	378,167
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	178,117

			12,767,730

Total Energy			13,887,629

Financials (3.8%)
Capital Markets (0.6%)
Bear Stearns Cos. LLC
5.550%, 1/22/17		524,000	596,158
Goldman Sachs Group, Inc.
7.500%, 2/15/19		732,000	905,348
6.000%, 6/15/20		494,000	571,138
5.750%, 1/24/22		205,000	235,892
Macquarie Bank Ltd.
5.000%, 2/22/17§		146,000	155,322
Macquarie Group Ltd.
4.875%, 8/10/17§		371,000	390,977
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		329,000	381,510
Morgan Stanley
6.625%, 4/1/18		345,000	389,425
5.500%, 7/24/20		498,000	537,844
5.500%, 7/28/21		714,000	775,878
Vesey Street Investment Trust I
4.404%, 9/1/16(e)		219,000	234,339

			5,173,831

Commercial Banks (0.9%)
ABN Amro Bank N.V.
4.310%, 3/29/49(l)	EUR	161,000	154,135
Barclays Bank plc
6.625%, 3/30/22		400,000	539,206
Compass Bank
5.500%, 4/1/20		$543,000	548,723
DnB Bank ASA
3.200%, 4/3/17§		710,000	737,278
Fifth Third Bancorp
3.500%, 3/15/22		279,000	298,026
HSBC Holdings plc
5.100%, 4/5/21		305,000	350,672
4.000%, 3/30/22		735,000	789,783
ING Bank N.V.
2.000%, 9/25/15§		645,000	643,924
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	360,647
National Capital Trust II
5.486%, 12/29/49(l)§		181,000	178,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Santander U.S. Debt S.A.U.
2.991%, 10/7/13§	$737,000	$737,741
Societe Generale S.A.
2.500%, 1/15/14§	355,000	357,069
SouthTrust Corp.
5.800%, 6/15/14	367,000	394,565
UBS AG/Connecticut
7.625%, 8/17/22	260,000	269,100
UFJ Finance Aruba AEC
6.750%, 7/15/13	232,000	242,627
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§	175,000	164,012
Wachovia Corp.
5.500%, 5/1/13	258,000	265,507

		7,031,300

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
5.000%, 5/15/18	754,000	823,142
SLM Corp.
7.250%, 1/25/22	905,000	986,450

		1,809,592

Diversified Financial Services ( 1.1%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	487,000	506,480
Bank of America Corp.
7.375%, 5/15/14	450,000	492,436
5.650%, 5/1/18	70,000	80,116
7.625%, 6/1/19	127,000	158,903
5.875%, 2/7/42	505,000	588,810
Citigroup, Inc.
8.500%, 5/22/19	652,000	862,225
5.375%, 8/9/20	274,000	317,216
4.500%, 1/14/22	595,000	648,795
General Electric Capital Corp.
4.650%, 10/17/21	290,000	324,612
Harley-Davidson Funding Corp.
5.750%, 12/15/14(b)§	574,000	627,146
IPIC GMTN Ltd.
3.750%, 3/1/17§	720,000	756,000
JPMorgan Chase & Co.
6.300%, 4/23/19	622,000	762,032
4.400%, 7/22/20	314,000	346,136
7.900%, 4/29/49(l)	217,000	245,481
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)	313,000	299,508
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	20,000	21,038
Series A5
3.450%, 6/12/21	20,000	21,885
Nationwide Building Society
6.250%, 2/25/20§	812,000	888,238
ORIX Corp.
4.710%, 4/27/15	562,000	597,484
Private Export Funding Corp.
4.550%, 5/15/15	40,000	44,228
4.950%, 11/15/15	20,000	22,801
1.375%, 2/15/17	60,000	61,517
4.375%, 3/15/19	20,000	23,688
TECO Finance, Inc.
4.000%, 3/15/16	177,000	189,606
5.150%, 3/15/20	218,000	253,725

		9,140,106

Insurance (0.6%)
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	198,000	231,161
American International Group, Inc.
6.400%, 12/15/20	440,000	537,203
4.875%, 6/1/22	210,000	236,448
Guardian Life Insurance Co. of America
7.375%, 9/30/39§	294,000	381,278
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	161,000	169,368
5.500%, 3/30/20	406,000	459,360
5.125%, 4/15/22	180,000	203,124
Lincoln National Corp.
8.750%, 7/1/19	178,000	232,955
Markel Corp.
7.125%, 9/30/19	257,000	306,643
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	157,000	228,289
MetLife Capital Trust IV
7.875%, 12/15/37§	327,000	376,050
MetLife, Inc.
7.717%, 2/15/19	199,000	261,913
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	607,000	816,828
XL Group plc
5.250%, 9/15/14	384,000	408,974

		4,849,594

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.
5.050%, 9/1/20	613,000	682,841
HCP, Inc.
6.000%, 1/30/17	504,000	580,612
5.375%, 2/1/21	235,000	267,718
Health Care REIT, Inc.
6.200%, 6/1/16	508,000	579,632
5.250%, 1/15/22	210,000	234,734
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	259,000	271,801
Host Hotels & Resorts, Inc.
5.250%, 3/15/22§	290,000	315,375

		2,932,713

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	232,000	252,249

Total Financials		31,189,385

Health Care (0.3%)
Health Care Providers & Services (0.2%)
Coventry Health Care, Inc.
6.300%, 8/15/14	459,000	500,310
6.125%, 1/15/15	58,000	63,510
5.950%, 3/15/17	149,000	173,213
Humana, Inc.
6.450%, 6/1/16	66,000	75,184
7.200%, 6/15/18	479,000	582,335
Laboratory Corp. of America Holdings
2.200%, 8/23/17	154,000	157,152
3.750%, 8/23/22	77,000	80,449

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
WellPoint, Inc.
3.300%, 1/15/23	$224,000	$226,582

		1,858,735

Pharmaceuticals (0.1%)
Watson Pharmaceuticals, Inc.
3.250%, 10/1/22	229,000	231,933

Total Health Care		2,090,668

Industrials (0.6%)
Aerospace & Defense (0.1%)
B/E Aerospace, Inc.
5.250%, 4/1/22	435,000	451,313
Embraer S.A.
5.150%, 6/15/22	183,000	196,392

		647,705

Airlines (0.1%)
Southwest Airlines Co.
5.250%, 10/1/14	467,000	500,352
5.750%, 12/15/16	204,000	231,789

		732,141

Building Products (0.1%)
Owens Corning, Inc.
6.500%, 12/1/16	451,000	508,502

Commercial Services & Supplies (0.1%)
ADT Corp.
3.500%, 7/15/22§	155,000	160,099
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	277,070
Republic Services, Inc.
5.500%, 9/15/19	422,000	502,714

		939,883

Road & Rail (0.2%)
Asciano Finance Ltd.
3.125%, 9/23/15§	728,000	727,747
Canadian Pacific Railway Co.
6.500%, 5/15/18	70,000	85,080
Con-way, Inc.
6.700%, 5/1/34	432,000	474,177
Ryder System, Inc.
7.200%, 9/1/15	210,000	242,944
5.850%, 11/1/16	221,000	254,736

		1,784,684

Total Industrials		4,612,915

Information Technology (0.2%)
Communications Equipment (0.1%)
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	700,000	717,033

Computers & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21	325,000	338,473

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	17,000	18,799
6.750%, 2/1/17	321,000	379,843
2.950%, 3/15/17	165,000	169,474

		568,116

Semiconductors & Semiconductor Equipment (0.0%)
Intel Corp.
4.800%, 10/1/41	400,000	462,043

Total Information Technology		2,085,665

Materials (0.6%)
Chemicals (0.3%)
Dow Chemical Co.
7.600%, 5/15/14	121,000	133,869
8.550%, 5/15/19	302,000	408,028
4.125%, 11/15/21	230,000	251,149
5.250%, 11/15/41	225,000	254,973
Eastman Chemical Co.
2.400%, 6/1/17	94,000	97,864
3.600%, 8/15/22	195,000	204,950
LyondellBasell Industries N.V.
5.750%, 4/15/24	540,000	611,550
PPG Industries, Inc.
5.750%, 3/15/13	266,000	271,748

		2,234,131

Containers & Packaging (0.0%)
Ball Corp.
5.000%, 3/15/22	435,000	456,750

Metals & Mining (0.2%)
Alcoa, Inc.
5.400%, 4/15/21	415,000	435,749
ArcelorMittal S.A.
6.125%, 6/1/18	500,000	496,250
Teck Resources Ltd.
2.500%, 2/1/18	97,000	97,000
4.750%, 1/15/22	303,000	325,725
Vale S.A.
5.625%, 9/11/42	630,000	636,581

		1,991,305

Paper & Forest Products (0.1%)
International Paper Co.
7.950%, 6/15/18	391,000	504,439

Total Materials		5,186,625

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
5.350%, 9/1/40	495,000	592,550
British Telecommunications plc
2.000%, 6/22/15	282,000	289,235
5.950%, 1/15/18	139,000	166,478
Deutsche Telekom International Finance B.V.
4.875%, 3/6/42§	730,000	781,216
Telecom Italia Capital S.A.
7.175%, 6/18/19	444,000	486,345
Telefonica Emisiones S.A.U.
5.462%, 2/16/21	275,000	267,325
Virgin Media Secured Finance plc
5.250%, 1/15/21	300,000	344,608

		2,927,757

Wireless Telecommunication Services (0.0%)
U.S. Cellular Corp.
6.700%, 12/15/33	148,000	151,346

Total Telecommunication Services		3,079,103

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (2.1%)
Electric Utilities (0.3%)
Allegheny Energy Supply Co. LLC
5.750%, 10/15/19§	$321,000	$346,882
FirstEnergy Corp.
Series C
7.375%, 11/15/31	223,000	296,067
MidAmerican Energy Holdings Co.
6.125%, 4/1/36	595,000	759,252
Pacific Gas & Electric Co.
4.500%, 12/15/41	285,000	315,639
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	364,000	378,791
Union Electric Co.
6.700%, 2/1/19	77,000	98,690

		2,195,321

Gas Utilities (0.2%)
DCP Midstream LLC
5.350%, 3/15/20§	206,000	226,688
ONEOK, Inc.
4.250%, 2/1/22	710,000	772,918
Talent Yield Investments Ltd.
4.500%, 4/25/22§	710,000	764,883

		1,764,489

Independent Power Producers & Energy Traders (1.5%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	139,000	163,057
Perusahaan Listrik Negara PT
5.500%, 11/22/21§	411,000	454,155
Tennessee Valley Authority
5.500%, 7/18/17	150,000	182,905
3.875%, 2/15/21	250,000	292,993
1.875%, 8/15/22	500,000	498,109
Series B
4.375%, 6/15/15	9,965,000	11,041,976

		12,633,195

Multi-Utilities (0.1%)
CMS Energy Corp.
5.050%, 3/15/22	229,000	252,473
NiSource Finance Corp.
6.800%, 1/15/19	425,000	514,322

		766,795

Total Utilities		17,359,800

Total Corporate Bonds		91,305,018

Government Securities (80.5%)
Agency CMO (7.4%)
Federal Home Loan Mortgage Corp.
0.375%, 8/28/14	2,750,000	2,750,477
1.000%, 7/25/17	350,000	352,400
2.340%, 3/1/34(l)	189,069	201,674
5.500%, 1/1/35	354,784	389,624
5.500%, 7/1/35	243,964	268,761
4.432%, 11/1/35(l)	483,826	511,689
2.866%, 11/1/37(l)	143,035	151,823
5.500%, 4/1/38	938,624	1,022,880
2.834%, 5/1/38(l)	674,111	715,496
4.500%, 10/1/39	5,092,612	5,469,386
Federal National Mortgage Association
4.500%, 6/1/26	3,579,170	3,856,136
9.000%, 8/1/26	2,742	3,278
5.500%, 4/1/33	325,147	359,846
5.500%, 7/1/33	366,666	405,796
5.000%, 11/1/33	984,775	1,080,829
2.336%, 3/1/34(l)	399,146	427,698
5.500%, 4/1/34	185,069	204,790
5.500%, 5/1/34	121,123	134,030
5.500%, 11/1/34	556,671	615,296
5.500%, 2/1/35	3,856,941	4,265,536
6.000%, 4/1/35	413,520	464,750
4.500%, 8/1/35	682,634	738,604
4.500%, 9/1/35	664,815	719,637
5.000%, 2/1/36	663,343	724,832
5.000%, 7/1/36	295,819	323,980
2.418%, 2/1/37(l)	213,673	229,632
5.500%, 3/1/37	437,055	480,692
2.982%, 8/1/37(l)	244,564	262,830
6.000%, 8/1/37	4,238,722	4,686,603
6.000%, 10/1/37	1,706,013	1,884,144
5.500%, 5/1/38	470,944	515,537
6.000%, 5/1/38	688,210	760,929
5.500%, 6/1/38	2,072,455	2,274,520
6.000%, 10/1/38	398,802	440,942
5.000%, 12/1/39	503,569	554,103
6.000%, 2/1/40	422,858	466,349
6.000%, 4/1/40	319,543	352,907
4.000%, 1/1/41	1,124,299	1,209,632
4.000%, 12/1/41	8,322,057	8,953,688
3.000%, 10/25/27 TBA	2,820,000	2,989,420
4.500%, 10/25/42 TBA	4,110,000	4,449,717
3.500%, 11/25/42 TBA	3,510,000	3,754,877
Government National Mortgage Association
8.500%, 10/15/17	884	957
8.500%, 11/15/17	3,190	3,455
8.000%, 7/15/26	331	358

		60,430,540

Foreign Governments (0.2%)
Republic of Indonesia
5.250%, 1/17/42§	725,000	822,875
Russian Federation
7.500%, 3/31/30 (e)(m)	437,920	552,874
State of Qatar
4.500%, 1/20/22§	500,000	561,028

		1,936,777

Supranational (0.3%)
Asian Development Bank
5.500%, 6/27/16	422,000	497,641
Inter-American Development Bank
5.125%, 9/13/16	473,000	556,589
International Bank for Reconstruction & Development
9.250%, 7/15/17	266,000	359,934
Nordic Investment Bank
5.000%, 2/1/17	473,000	560,277

		1,974,441

U.S. Government Agencies (40.4%)
Federal Farm Credit Bank
3.875%, 10/7/13	50,000	51,865
0.350%, 1/27/14	350,000	350,006
0.250%, 1/30/14	1,000,000	999,993
1.125%, 2/27/14	2,850,000	2,885,173
2.625%, 4/17/14	1,150,000	1,191,944
0.300%, 4/23/14	1,000,000	999,703
0.360%, 6/25/14	700,000	700,545
0.300%, 7/18/14	1,350,000	1,348,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
0.300%, 8/21/14	$41,525,000	$41,478,733
1.625%, 11/19/14	200,000	205,660
0.730%, 11/21/14	50,000	50,045
0.450%, 4/24/15	1,000,000	1,000,138
4.875%, 12/16/15	1,000,000	1,145,610
0.625%, 3/23/16	1,000,000	999,894
0.730%, 7/26/16	1,000,000	1,000,079
5.125%, 8/25/16	550,000	645,664
4.875%, 1/17/17	1,450,000	1,710,126
1.900%, 12/21/17	50,000	50,159
2.500%, 6/20/22	150,000	150,788
Federal Home Loan Bank
0.250%, 9/6/13	3,400,000	3,398,465
4.000%, 9/6/13	250,000	258,854
4.500%, 9/16/13	200,000	208,287
3.625%, 10/18/13	1,700,000	1,760,669
0.550%, 10/25/13	50,000	50,013
0.290%, 11/8/13	500,000	500,253
0.280%, 11/14/13	1,000,000	1,000,365
0.290%, 11/15/13	2,400,000	2,401,164
0.300%, 11/25/13	600,000	600,329
0.375%, 11/27/13	1,350,000	1,352,165
3.125%, 12/13/13	50,000	51,729
0.875%, 12/27/13	100,000	100,776
0.330%, 1/3/14	700,000	700,544
0.375%, 1/29/14	2,100,000	2,103,774
0.300%, 2/13/14	350,000	350,052
2.375%, 3/14/14	1,000,000	1,030,467
1.375%, 5/28/14	2,750,000	2,800,994
0.375%, 6/12/14	2,750,000	2,751,830
5.250%, 6/18/14	2,850,000	3,093,609
0.400%, 7/30/14	700,000	700,663
0.450%, 8/7/14	700,000	700,721
0.400%, 8/13/14	350,000	350,315
5.500%, 8/13/14	1,150,000	1,262,633
0.375%, 8/28/14	350,000	350,077
0.400%, 11/14/14	1,000,000	1,000,612
2.750%, 12/12/14	1,000,000	1,054,164
0.450%, 2/13/15	1,000,000	1,000,882
2.750%, 3/13/15	1,350,000	1,428,877
0.600%, 8/6/15	259,259	259,283
0.500%, 11/20/15	1,700,000	1,707,150
1.000%, 3/11/16	1,000,000	1,019,695
3.125%, 3/11/16	350,000	380,858
5.375%, 5/18/16	2,400,000	2,821,324
2.125%, 6/10/16	1,700,000	1,796,269
2.000%, 9/9/16	1,000,000	1,056,880
4.750%, 12/16/16	1,150,000	1,348,298
4.875%, 5/17/17	1,200,000	1,430,553
5.250%, 6/5/17	350,000	420,252
1.000%, 6/9/17	1,350,000	1,360,116
1.050%, 7/26/17	700,000	700,346
1.250%, 9/5/17	700,000	700,128
2.250%, 9/8/17	150,000	160,651
5.000%, 11/17/17	250,000	303,171
4.750%, 6/8/18	150,000	179,171
1.875%, 3/8/19	2,400,000	2,501,333
5.375%, 5/15/19	150,000	189,806
1.625%, 6/14/19	450,000	456,816
4.125%, 12/13/19	50,000	58,980
4.125%, 3/13/20	350,000	414,645
4.625%, 9/11/20	700,000	864,498
3.625%, 3/12/21	50,000	56,970
5.625%, 6/11/21	150,000	196,417
Federal Home Loan Mortgage Corp.
4.125%, 9/27/13	1,350,000	1,402,503
0.500%, 10/15/13	400,000	401,123
0.500%, 10/18/13	50,000	50,008
0.875%, 10/28/13	1,450,000	1,460,150
0.375%, 10/30/13	1,750,000	1,752,802
4.875%, 11/15/13	1,350,000	1,420,649
0.375%, 11/27/13	1,700,000	1,702,726
0.500%, 11/29/13	400,000	400,212
0.600%, 12/6/13	50,000	50,043
0.625%, 12/23/13	1,450,000	1,456,404
0.550%, 12/27/13	50,000	50,049
2.500%, 1/7/14	1,150,000	1,182,887
0.450%, 1/9/14	700,000	701,766
0.550%, 1/9/14	250,000	250,278
4.500%, 1/15/14	1,700,000	1,793,504
0.600%, 1/24/14	50,000	50,071
5.000%, 1/30/14	1,550,000	1,648,264
1.375%, 2/25/14	1,850,000	1,879,180
0.375%, 2/27/14	1,350,000	1,352,146
0.400%, 2/27/14	500,000	500,445
2.500%, 4/23/14	2,150,000	2,225,394
0.375%, 4/28/14	700,000	700,654
5.000%, 7/15/14	1,350,000	1,464,485
0.625%, 7/25/14	200,000	200,327
3.000%, 7/28/14	1,150,000	1,207,228
1.000%, 7/30/14	1,500,000	1,520,108
1.000%, 8/20/14	600,000	607,803
1.000%, 8/27/14	1,700,000	1,722,753
0.875%, 10/24/14	100,000	100,056
5.000%, 11/13/14	50,000	54,799
0.750%, 11/25/14	2,050,000	2,069,459
0.875%, 12/19/14	50,000	50,085
1.000%, 12/19/14	50,000	50,100
0.625%, 12/29/14	2,050,000	2,063,745
0.850%, 1/9/15	350,000	350,703
0.800%, 1/13/15	50,000	50,332
4.500%, 1/15/15	1,100,000	1,205,174
0.650%, 1/30/15	50,000	50,238
0.800%, 1/30/15	50,000	50,107
2.875%, 2/9/15	2,050,000	2,174,467
0.550%, 2/13/15	150,000	150,492
0.550%, 2/27/15	200,000	200,278
0.500%, 4/17/15	1,700,000	1,706,452
0.600%, 5/22/15	50,000	50,085
1.000%, 6/30/15	50,000	50,454
4.375%, 7/17/15	1,350,000	1,500,074
0.500%, 8/28/15	1,350,000	1,356,234
1.750%, 9/10/15	1,750,000	1,818,735
4.750%, 11/17/15	1,450,000	1,645,903
1.000%, 1/27/16	50,000	50,425
0.850%, 2/24/16	1,400,000	1,410,064
1.000%, 2/24/16	50,000	50,442
5.250%, 4/18/16	1,800,000	2,098,138
1.000%, 5/16/16	700,000	702,796
2.500%, 5/27/16	1,500,000	1,605,618
5.500%, 7/18/16	1,400,000	1,656,641
2.000%, 8/25/16	2,050,000	2,159,840
5.125%, 10/18/16	1,400,000	1,651,067
1.625%, 11/14/16	50,000	50,082
2.250%, 1/23/17	50,000	51,223
5.000%, 2/16/17	1,000,000	1,184,766
1.200%, 3/6/17	700,000	707,175
1.000%, 3/8/17	2,050,000	2,076,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 4/18/17	$1,200,000	$1,430,444
1.250%, 5/12/17	1,700,000	1,740,711
1.000%, 6/29/17	1,350,000	1,365,025
2.250%, 7/3/17	700,000	709,973
1.100%, 7/25/17	550,000	551,352
1.000%, 7/28/17	2,050,000	2,069,476
2.000%, 8/8/17	50,000	50,686
5.500%, 8/23/17	1,200,000	1,470,478
1.000%, 9/12/17	350,000	350,764
1.000%, 9/29/17	700,000	705,835
5.125%, 11/17/17	1,600,000	1,941,347
4.875%, 6/13/18	1,600,000	1,943,670
3.750%, 3/27/19	1,450,000	1,689,601
1.750%, 5/30/19	1,350,000	1,399,557
3.000%, 7/10/19	350,000	356,937
1.250%, 8/1/19	1,700,000	1,703,460
3.000%, 8/1/19	1,000,000	1,021,130
3.000%, 8/6/20	350,000	357,408
2.375%, 1/13/22	5,772,000	6,055,529
Federal National Mortgage Association
1.000%, 9/23/13	2,150,000	2,166,569
1.125%, 9/30/13	100,000	100,900
1.125%, 10/8/13	50,000	50,460
4.625%, 10/15/13	1,550,000	1,621,082
0.600%, 10/25/13	150,000	150,046
0.800%, 11/19/13	50,000	50,314
0.625%, 12/6/13	50,000	50,045
2.875%, 12/11/13	350,000	360,996
0.750%, 12/18/13	400,000	402,404
0.500%, 12/27/13	350,000	350,298
2.750%, 2/5/14	2,400,000	2,480,853
1.250%, 2/27/14	2,050,000	2,078,622
2.750%, 3/13/14	7,150,000	7,408,552
1.250%, 3/14/14	50,000	50,691
4.125%, 4/15/14	1,350,000	1,430,510
2.500%, 5/15/14	1,700,000	1,762,223
1.125%, 6/27/14	1,350,000	1,369,868
0.875%, 8/28/14	1,750,000	1,769,279
1.500%, 9/8/14	50,000	51,084
3.000%, 9/16/14	1,250,000	1,316,222
4.625%, 10/15/14	21,770,000	23,686,256
0.625%, 10/30/14	1,350,000	1,358,801
2.625%, 11/20/14	2,000,000	2,099,034
0.750%, 11/21/14	50,000	50,047
0.900%, 12/5/14	350,000	350,531
0.750%, 12/19/14	1,400,000	1,412,659
1.000%, 1/26/15	50,000	50,033
0.750%, 1/30/15	50,000	50,305
0.800%, 2/13/15	50,000	50,347
0.750%, 2/24/15	350,000	352,209
0.550%, 2/27/15	400,000	401,306
5.000%, 3/2/15	50,000	55,609
0.375%, 3/16/15	2,050,000	2,052,039
5.000%, 4/15/15	1,350,000	1,508,663
0.500%, 5/27/15	1,350,000	1,354,215
1.000%, 5/28/15	50,000	50,064
0.625%, 6/4/15	350,000	351,723
0.700%, 6/26/15	700,000	700,818
0.500%, 7/2/15	2,050,000	2,055,802
0.650%, 7/16/15	700,000	700,855
2.375%, 7/28/15	1,500,000	1,584,735
2.150%, 8/4/15	50,000	52,565
0.540%, 8/7/15	1,000,000	1,000,686
0.500%, 8/20/15	50,000	50,062
0.550%, 8/20/15	350,000	350,290
0.600%, 8/20/15	350,000	350,410
2.000%, 9/21/15	50,000	52,457
0.500%, 9/28/15	1,700,000	1,707,880
4.375%, 10/15/15	3,400,000	3,806,530
1.625%, 10/26/15	2,050,000	2,124,901
0.800%, 11/23/15	1,700,000	1,701,261
0.750%, 11/24/15	350,000	350,925
0.800%, 11/24/15	1,350,000	1,354,565
0.750%, 12/28/15	700,000	700,796
0.560%, 2/16/16	350,000	350,071
0.700%, 2/22/16	1,000,000	1,001,454
0.800%, 2/24/16	50,000	50,312
2.000%, 3/10/16	50,000	52,690
2.250%, 3/15/16	950,000	1,006,479
5.000%, 3/15/16	1,900,000	2,192,504
2.375%, 4/11/16	2,500,000	2,660,805
1.125%, 4/26/16	700,000	703,390
5.375%, 7/15/16	2,050,000	2,418,769
0.850%, 7/18/16	1,000,000	1,001,636
0.750%, 7/26/16	350,000	350,865
5.250%, 9/15/16	700,000	828,204
1.250%, 9/28/16	1,800,000	1,844,978
1.450%, 10/3/16	250,000	250,000
1.750%, 10/26/16	50,000	50,056
1.750%, 11/14/16	200,000	200,371
1.375%, 11/15/16	2,700,000	2,783,038
4.875%, 12/15/16	1,350,000	1,586,562
1.000%, 1/3/17	1,000,000	1,001,774
1.250%, 1/30/17	2,050,000	2,104,609
5.000%, 2/13/17	1,550,000	1,837,322
1.250%, 2/27/17	50,000	50,199
1.200%, 3/6/17	50,000	50,512
1.250%, 3/6/17	50,000	50,210
1.200%, 3/8/17	150,000	150,602
1.375%, 3/8/17	350,000	351,703
1.125%, 4/27/17	1,700,000	1,730,368
5.000%, 5/11/17	1,750,000	2,088,062
(Zero Coupon), 6/1/17	100,000	95,569
5.375%, 6/12/17	1,550,000	1,882,396
1.125%, 6/28/17	700,000	703,413
1.000%, 8/21/17	150,000	150,383
0.875%, 8/28/17	2,750,000	2,761,092
1.100%, 8/28/17	350,000	351,078
1.375%, 8/28/17	350,000	351,537
1.550%, 1/10/19	700,000	701,854
1.750%, 1/30/19	150,000	152,004
1.700%, 8/28/19	700,000	701,511
(Zero Coupon), 10/9/19	50,000	43,984
2.700%, 3/28/22	1,350,000	1,363,296
6.250%, 5/15/29	5,743,000	8,378,328
4.500%, 10/25/27 TBA	1,780,000	1,918,784
Financing Corp.
9.400%, 2/8/18 IO STRIPS	70,000	101,262
9.650%, 11/2/18 IO STRIPS	140,000	204,810
8.600%, 9/26/19 IO STRIPS	30,000	43,556
Residual Funding Corp.
0.000%, 7/15/20 STRIPS	6,305,000	5,606,955

		331,142,059

U.S. Treasuries (32.2%)
U.S. Treasury Bonds
11.250%, 2/15/15	200,000	251,837
10.625%, 8/15/15	100,000	129,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
9.875%, 11/15/15	$150,000	$194,341
9.250%, 2/15/16	100,000	129,760
7.250%, 5/15/16	350,000	435,990
7.500%, 11/15/16	1,000,000	1,286,087
8.750%, 5/15/17	450,000	618,187
8.875%, 8/15/17	250,000	349,370
9.125%, 5/15/18	200,000	292,575
9.000%, 11/15/18	200,000	297,749
8.875%, 2/15/19	700,000	1,048,060
8.125%, 8/15/19	200,000	295,397
8.500%, 2/15/20	150,000	229,060
8.750%, 5/15/20	200,000	311,629
8.750%, 8/15/20	500,000	785,409
7.875%, 2/15/21	200,000	305,155
8.125%, 5/15/21	250,000	389,072
8.000%, 11/15/21	200,000	313,225
4.500%, 2/15/36	1,583,000	2,110,589
4.625%, 2/15/40	4,978,300	6,835,152
3.000%, 5/15/42	2,150,000	2,229,922
2.750%, 8/15/42	785,000	772,121
U.S. Treasury Notes
0.500%, 10/15/14	3,150,000	3,165,971
2.375%, 10/31/14	1,350,000	1,409,178
0.375%, 11/15/14	350,000	350,842
4.250%, 11/15/14	550,000	596,342
2.125%, 11/30/14	1,350,000	1,404,116
0.250%, 12/15/14	350,000	349,929
2.625%, 12/31/14	1,300,000	1,369,123
0.250%, 1/15/15	1,700,000	1,699,482
2.250%, 1/31/15	1,450,000	1,516,598
0.250%, 2/15/15	1,350,000	1,349,198
4.000%, 2/15/15	2,000,000	2,175,766
2.375%, 2/28/15	2,200,000	2,310,774
2.500%, 3/31/15	800,000	844,319
2.500%, 4/30/15	1,400,000	1,479,636
4.125%, 5/15/15	1,450,000	1,594,671
2.125%, 5/31/15	1,050,000	1,100,728
1.875%, 6/30/15	650,000	678,031
1.750%, 7/31/15	1,900,000	1,977,128
0.250%, 8/15/15	1,000,000	998,430
4.250%, 8/15/15	1,450,000	1,612,762
1.250%, 8/31/15	700,000	719,037
1.250%, 9/30/15	1,100,000	1,130,465
1.250%, 10/31/15	1,750,000	1,799,068
4.500%, 11/15/15	1,100,000	1,241,866
1.375%, 11/30/15	2,300,000	2,374,265
2.125%, 12/31/15	550,000	581,406
2.000%, 1/31/16	1,800,000	1,898,016
4.500%, 2/15/16	1,250,000	1,423,057
2.125%, 2/29/16	450,000	476,803
2.625%, 2/29/16	2,200,000	2,368,420
2.250%, 3/31/16	700,000	745,522
2.375%, 3/31/16	1,700,000	1,817,313
2.000%, 4/30/16	1,000,000	1,056,937
2.625%, 4/30/16	1,000,000	1,079,297
5.125%, 5/15/16	600,000	701,400
1.750%, 5/31/16	650,000	681,510
3.250%, 5/31/16	250,000	275,781
1.500%, 6/30/16	1,350,000	1,403,800
3.250%, 6/30/16	2,050,000	2,265,266
1.500%, 7/31/16	1,900,000	1,976,401
3.250%, 7/31/16	1,000,000	1,107,086
4.875%, 8/15/16	500,000	584,871
1.000%, 8/31/16	16,081,700	16,423,185
3.000%, 8/31/16	1,500,000	1,648,723
1.000%, 9/30/16	1,850,000	1,889,356
3.000%, 9/30/16	2,300,000	2,530,916
3.125%, 10/31/16	2,100,000	2,324,946
4.625%, 11/15/16	1,850,000	2,161,754
0.875%, 11/30/16	2,660,000	2,702,976
0.875%, 12/31/16	2,550,000	2,589,784
3.250%, 12/31/16	1,550,000	1,728,880
0.875%, 1/31/17	1,600,000	1,624,550
3.125%, 1/31/17	1,350,000	1,500,620
4.625%, 2/15/17	1,200,000	1,412,166
0.875%, 2/28/17	1,350,000	1,370,714
3.000%, 2/28/17	1,500,000	1,661,297
3.250%, 3/31/17	1,700,000	1,904,399
3.125%, 4/30/17	850,000	948,467
2.750%, 5/31/17	1,500,000	1,650,996
0.750%, 6/30/17	1,070,000	1,078,134
2.500%, 6/30/17	1,050,000	1,144,098
0.500%, 7/31/17	1,055,000	1,049,824
2.375%, 7/31/17	1,600,000	1,735,450
4.750%, 8/15/17	650,000	779,401
0.625%, 8/31/17	4,180,000	4,182,449
1.875%, 8/31/17	1,850,000	1,963,659
1.875%, 9/30/17	1,700,000	1,803,820
1.875%, 10/31/17	1,500,000	1,591,875
4.250%, 11/15/17	1,750,000	2,066,148
2.750%, 12/31/17	300,000	332,065
2.625%, 1/31/18	1,450,000	1,596,382
3.500%, 2/15/18	1,350,000	1,548,439
2.750%, 2/28/18	1,000,000	1,108,461
2.875%, 3/31/18	400,000	446,372
2.625%, 4/30/18	350,000	385,891
3.875%, 5/15/18	350,000	410,424
2.375%, 5/31/18	1,000,000	1,088,805
2.375%, 6/30/18	1,750,000	1,906,393
2.250%, 7/31/18	1,850,000	2,002,668
4.000%, 8/15/18	400,000	474,153
1.500%, 8/31/18	1,650,000	1,714,505
1.375%, 9/30/18	1,500,000	1,547,355
1.750%, 10/31/18	1,350,000	1,422,563
3.750%, 11/15/18	2,200,000	2,582,216
1.375%, 11/30/18	1,750,000	1,803,744
1.375%, 12/31/18	1,350,000	1,390,342
1.250%, 1/31/19	1,350,000	1,378,803
2.750%, 2/15/19	1,750,000	1,949,815
1.375%, 2/28/19	1,000,000	1,028,453
1.250%, 4/30/19	47,965,000	48,863,596
3.125%, 5/15/19	1,500,000	1,709,988
0.875%, 7/31/19	1,700,000	1,683,797
3.625%, 8/15/19	1,100,000	1,291,984
3.375%, 11/15/19	2,300,000	2,666,580
3.625%, 2/15/20	1,800,000	2,121,173
3.500%, 5/15/20	2,100,000	2,458,805
2.625%, 8/15/20	2,100,000	2,321,583
2.625%, 11/15/20	1,750,000	1,932,109
3.125%, 5/15/21	700,000	800,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 8/15/22	$33,236,800	$33,199,927

		263,936,900

Total Government Securities		659,420,717

Total Long-Term Debt Securities (97.3%) (Cost $779,247,289)		797,403,675

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Diversified Financial Services ( 0.0%)
Leucadia National Corp.	29	660

Total Common Stocks (0.0%) (Cost $—)		660

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.9%)
U.S. Treasury Bills
0.05%, 10/11/12 (p)	$12,515,000	12,514,809
0.09%, 12/13/12 (p)	3,220,000	3,219,429

Total Government Securities		15,734,238

Total Short-Term Investments (1.9%) (Cost $15,734,124)		15,734,238

Total Investments (99.2%) (Cost $794,981,413)		813,138,573

Other Assets Less Liabilities (0.8%)		6,247,816

Net Assets (100%)		$819,386,389

†	Securities (totaling $261,172 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $27,812,845 or 3.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2012. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2012.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2012, the market value of these securities amounted to $1,390,227 or 0.2% of net assets.

(p)	Yield to maturity.

Glossary:

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Short-Term Bond Portfolio	$320,739,862	$270	$321,232,677	$—	$—	$1,922,749
EQ/Intermediate Government Bond Portfolio(a)	194,480,209	329,502,965	523,336,956	—	95,299	5,424,124

	$515,220,071	$329,503,235	$844,569,633	$—	$95,299	$7,346,873

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

	Counterparty	Local Contract Buy Amount (000‘s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Canadian Dollar vs. U.S. Dollar,expiring 11/9/12	Citibank N.A.	1,289	$1,319,193	$1,309,788	$9,405
European Union Euro vs. U.S. Dollar,expiring 10/24/12	HSBC Bank plc	539	703,538	692,627	10,911

					$20,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$27,694,511	$261,172	$27,955,683
Non-Agency CMO	—	18,722,257	—	18,722,257
Common Stocks
Financials	660	—	—	660
Corporate Bonds
Consumer Discretionary	—	9,772,250	—	9,772,250
Consumer Staples	—	2,040,978	—	2,040,978
Energy	—	13,887,629	—	13,887,629
Financials	—	31,189,385	—	31,189,385
Health Care	—	2,090,668	—	2,090,668
Industrials	—	4,612,915	—	4,612,915
Information Technology	—	2,085,665	—	2,085,665
Materials	—	5,186,625	—	5,186,625
Telecommunication Services	—	3,079,103	—	3,079,103
Utilities	—	17,359,800	—	17,359,800
Forward Currency Contracts	—	20,316	—	20,316
Government Securities
Agency CMO	—	60,430,540	—	60,430,540
Foreign Governments	—	1,936,777	—	1,936,777
Supranational	—	1,974,441	—	1,974,441
U.S. Government Agencies	—	331,142,059	—	331,142,059
U.S. Treasuries	—	263,936,900	—	263,936,900
Short-Term Investments	—	15,734,238	—	15,734,238

Total Assets	$660	$812,897,057	$261,172	$813,158,889

Total Liabilities	$—	$—	$—	$—

Total	$660	$812,897,057	$261,172	$813,158,889

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities –Asset- Backed Securities
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	12,082
Purchases	335,409
Sales	(86,319)
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/12	$261,172

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$9,090

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$426,396,950
Long-term U.S. Treasury securities	322,685,079

$749,082,029

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$633,400,711
Long-term U.S. Treasury securities	130,010,510

$763,411,221

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,052,291
Aggregate gross unrealized depreciation	(928,715)

Net unrealized appreciation	$18,123,576

Federal income tax cost of investments	$795,014,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.0%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	62,775	$707,474
Cooper Tire & Rubber Co.	55,722	1,068,748
Dana Holding Corp.	118,365	1,455,890
Dorman Products, Inc.*	17,700	557,727
Drew Industries, Inc.*	18,670	564,021
Exide Technologies, Inc.*	55,200	171,120
Federal-Mogul Corp.*	22,800	208,620
Fuel Systems Solutions, Inc.*	9,900	170,181
Gentherm, Inc.*	13,400	166,696
Standard Motor Products, Inc.	12,800	235,776
Stoneridge, Inc.*	17,400	86,478
Superior Industries International, Inc.	16,146	275,935
Tenneco, Inc.*	45,497	1,273,916

		6,942,582

Automobiles (0.0%)
Winnebago Industries, Inc.*	17,346	219,080

Distributors (0.2%)
Core-Mark Holding Co., Inc.	8,000	384,880
Pool Corp.	34,578	1,437,753

		1,822,633

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	16,907	615,922
Ascent Capital Group, Inc., Class A*	13,131	709,205
Capella Education Co.*	12,845	450,346
Career Education Corp.*	31,100	117,247
Coinstar, Inc.*	24,386	1,096,882
Corinthian Colleges, Inc.*	38,500	91,630
Education Management Corp.*	38,300	119,113
Grand Canyon Education, Inc.*	24,848	584,673
Hillenbrand, Inc.	46,000	836,740
K12, Inc.*	21,984	444,077
Lincoln Educational Services Corp.	11,200	47,040
Matthews International Corp., Class A	26,639	794,375
Regis Corp.	53,252	978,772
Sotheby’s, Inc.	53,202	1,675,863
Steiner Leisure Ltd.*	13,032	606,640
Stewart Enterprises, Inc., Class A	69,487	583,343
Strayer Education, Inc.	9,000	579,150
Universal Technical Institute, Inc.	17,600	241,120

		10,572,138

Hotels, Restaurants & Leisure (3.2%)
AFC Enterprises, Inc.*	20,300	499,380
Ameristar Casinos, Inc.	23,700	421,860
Biglari Holdings, Inc.*	891	325,268
BJ’s Restaurants, Inc.*	17,234	781,562
Bob Evans Farms, Inc.	21,290	833,078
Boyd Gaming Corp.*	40,000	282,400
Bravo Brio Restaurant Group, Inc.*	11,900	173,145
Buffalo Wild Wings, Inc.*	13,300	1,140,342
Caesars Entertainment Corp.*	23,370	158,916
CEC Entertainment, Inc.	18,498	557,160
Cheesecake Factory, Inc.	38,621	1,380,701
Churchill Downs, Inc.	9,293	582,857
Cracker Barrel Old Country Store, Inc.	16,123	1,082,015
Denny’s Corp.*	76,200	369,570
DineEquity, Inc.*	11,281	631,736
Domino’s Pizza, Inc.	45,313	1,708,300
Einstein Noah Restaurant Group, Inc.	109	1,928
Gaylord Entertainment Co. (REIT)*	27,776	1,097,985
Ignite Restaurant Group, Inc.*	8,500	118,490
International Speedway Corp., Class A	21,600	612,792
Interval Leisure Group, Inc.	36,800	696,624
Isle of Capri Casinos, Inc.*	18,400	127,880
Jack in the Box, Inc.*	31,539	886,561
Krispy Kreme Doughnuts, Inc.*	44,500	352,885
Life Time Fitness, Inc.*	30,600	1,399,644
Marcus Corp.	17,400	193,140
Marriott Vacations Worldwide Corp.*	18,900	680,778
Multimedia Games Holding Co., Inc.*	19,500	306,735
Orient-Express Hotels Ltd., Class A*	71,509	636,430
Papa John’s International, Inc.*	12,771	682,099
Peet’s Coffee & Tea, Inc.*	9,068	665,047
Pinnacle Entertainment, Inc.*	55,600	681,100
Red Robin Gourmet Burgers, Inc.*	12,100	393,976
Ruby Tuesday, Inc.*	49,828	361,253
Scientific Games Corp., Class A*	52,100	430,867
Shuffle Master, Inc.*	38,749	612,622
Six Flags Entertainment Corp.	30,395	1,787,226
Sonic Corp.*	51,138	525,187
Speedway Motorsports, Inc.	14,500	223,300
Texas Roadhouse, Inc.	39,618	677,468
Vail Resorts, Inc.	26,794	1,544,674
WMS Industries, Inc.*	39,200	642,096

		27,267,077

Household Durables (1.1%)
American Greetings Corp., Class A	30,057	504,958
Beazer Homes USA, Inc.*	51,600	183,180
Blyth, Inc.	7,500	194,925
Cavco Industries, Inc.*	5,100	234,039
Ethan Allen Interiors, Inc.	21,554	472,464
Helen of Troy Ltd.*	28,998	923,006
Hovnanian Enterprises, Inc., Class A*	23,985	82,988
iRobot Corp.*	15,900	361,884
KB Home	56,500	810,775
La-Z-Boy, Inc.*	49,009	717,002
M.D.C. Holdings, Inc.	27,500	1,059,025
M/I Homes, Inc.*	13,600	263,024
Meritage Homes Corp.*	19,839	754,477
NACCO Industries, Inc., Class A	4,400	551,804
Ryland Group, Inc.	40,456	1,213,680
Sealy Corp.*	57,630	125,633
Skullcandy, Inc.*	16,800	231,000
Standard Pacific Corp.*	76,900	519,844
Zagg, Inc.*	11,300	96,389

		9,300,097

Internet & Catalog Retail (0.3%)
Blue Nile, Inc.*	9,800	363,482
HSN, Inc.	28,868	1,415,975
Overstock.com, Inc.*	11,300	117,068
Shutterfly, Inc.*	25,497	793,467

		2,689,992

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.*	8,600	356,556
Brunswick Corp.	67,358	1,524,312
Callaway Golf Co.	52,763	323,965
JAKKS Pacific, Inc.	21,998	320,511
LeapFrog Enterprises, Inc.*	29,100	262,482
Smith & Wesson Holding Corp.*	48,135	529,966
Sturm Ruger & Co., Inc.	14,400	712,656

		4,030,448

Media (1.1%)
Arbitron, Inc.	24,981	946,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Belo Corp., Class A	76,323	$597,609
Central European Media Enterprises Ltd., Class A*	23,300	151,683
Crown Media Holdings, Inc., Class A*	92,411	154,326
Cumulus Media, Inc., Class A*	79,400	217,556
Digital Generation, Inc.*	20,260	230,154
EW Scripps Co., Class A*	25,700	273,705
Harte-Hanks, Inc.	28,500	197,505
LIN TV Corp., Class A*	2,229	9,808
Lions Gate Entertainment Corp.*	60,400	922,308
Live Nation Entertainment, Inc.*	116,413	1,002,316
McClatchy Co., Class A*	47,700	106,371
MDC Partners, Inc., Class A	16,700	206,078
Meredith Corp.	26,700	934,500
National CineMedia, Inc.	38,023	622,436
New York Times Co., Class A*	100,700	982,832
Scholastic Corp.	22,160	704,245
Sinclair Broadcast Group, Inc., Class A	36,300	406,923
Valassis Communications, Inc.*	32,134	793,388
Value Line, Inc.	2,281	22,263
World Wrestling Entertainment, Inc., Class A	30,100	242,305

		9,725,091

Multiline Retail (0.2%)
Fred’s, Inc., Class A	35,015	498,264
Gordmans Stores, Inc.*	14,300	263,835
Saks, Inc.*	84,616	872,391

		1,634,490

Specialty Retail (3.9%)
Aeropostale, Inc.*	59,300	802,329
America’s Car-Mart, Inc.*	6,200	281,914
ANN, Inc.*	34,204	1,290,517
Asbury Automotive Group, Inc.*	20,842	582,534
Barnes & Noble, Inc.*	21,300	272,214
bebe stores, Inc.	24,100	115,680
Big 5 Sporting Goods Corp.	10,538	104,853
Brown Shoe Co., Inc.	39,863	639,004
Buckle, Inc.	23,389	1,062,562
Cabela’s, Inc.*	35,935	1,964,926
Cato Corp., Class A	23,623	701,839
Children’s Place Retail Stores, Inc.* .	21,690	1,301,400
Collective Brands, Inc.*	45,850	995,403
Conn’s, Inc.*	14,400	317,520
Express, Inc.*	63,700	944,034
Finish Line, Inc., Class A	40,613	923,540
Five Below, Inc.*	7,405	289,387
Francesca’s Holdings Corp.*	24,800	762,104
Genesco, Inc.*	16,957	1,131,541
Group 1 Automotive, Inc.	19,837	1,194,783
hhgregg, Inc.*	18,000	124,200
Hibbett Sports, Inc.*	19,355	1,150,655
Hot Topic, Inc.	32,400	281,880
Jos. A. Bank Clothiers, Inc.*	23,587	1,143,498
Kirkland’s, Inc.*	11,600	115,188
Lithia Motors, Inc., Class A	16,100	536,291
Lumber Liquidators Holdings, Inc.* .	19,576	992,112
Mattress Firm Holding Corp.*	3,100	87,265
Men’s Wearhouse, Inc.	36,951	1,272,223
Monro Muffler Brake, Inc.	21,604	760,245
Office Depot, Inc.*	203,800	521,728
OfficeMax, Inc.	70,987	554,408
Penske Automotive Group, Inc.	35,500	1,068,195
PEP Boys-Manny, Moe & Jack	39,777	404,930
Pier 1 Imports, Inc.	71,156	1,333,463
Rent-A-Center, Inc.	42,203	1,480,481
rue21, Inc.*	11,800	367,570
Select Comfort Corp.*	43,800	1,381,890
Shoe Carnival, Inc.	10,700	251,771
Sonic Automotive, Inc., Class A	22,725	431,320
Stage Stores, Inc.	21,774	458,560
Stein Mart, Inc.*	30,700	261,257
Systemax, Inc.*	12,371	146,102
Teavana Holdings, Inc.*	9,300	121,272
Tilly’s, Inc., Class A*	15,500	284,115
Vitamin Shoppe, Inc.*	21,000	1,224,720
Zumiez, Inc.*	16,900	468,637

		32,902,060

Textiles, Apparel & Luxury Goods (1.5%)
Cherokee, Inc.	8,179	119,086
Columbia Sportswear Co.	9,634	520,236
Crocs, Inc.*	63,734	1,033,128
Fifth & Pacific Cos., Inc.*	77,265	987,447
G-III Apparel Group Ltd.*	12,100	434,390
Iconix Brand Group, Inc.*	53,631	978,230
Jones Group, Inc.	67,394	867,361
Maidenform Brands, Inc.*	17,330	354,918
Movado Group, Inc.	12,300	414,756
Oxford Industries, Inc.	10,300	581,435
Quiksilver, Inc.*	88,300	293,156
Skechers U.S.A., Inc., Class A*	31,479	642,172
Steven Madden Ltd.*	27,427	1,199,108
True Religion Apparel, Inc.	23,610	503,601
Tumi Holdings, Inc.*	15,400	362,516
Vera Bradley, Inc.*	14,527	346,469
Warnaco Group, Inc.*	29,097	1,510,134
Wolverine World Wide, Inc.	37,240	1,652,339

		12,800,482

Total Consumer Discretionary		119,906,170

Consumer Staples (3.6%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,974	556,939
Central European Distribution Corp.*	50,200	143,070
Coca-Cola Bottling Co. Consolidated	3,600	245,160
National Beverage Corp.*	13,900	210,724

		1,155,893

Food & Staples Retailing (1.1%)
Andersons, Inc.	14,406	542,530
Casey’s General Stores, Inc.	25,413	1,452,099
Chefs’ Warehouse, Inc.*	13,900	227,682
Harris Teeter Supermarkets, Inc.	30,802	1,196,350
Ingles Markets, Inc., Class A	15,000	245,250
Pantry, Inc.*	14,135	205,664
Pricesmart, Inc.	13,052	988,297
Rite Aid Corp.*	447,000	522,990
Roundy’s, Inc.	14,700	88,935
Spartan Stores, Inc.	16,270	249,094
SUPERVALU, Inc.	151,100	364,151
Susser Holdings Corp.*	6,900	249,573
United Natural Foods, Inc.*	36,788	2,150,258
Village Super Market, Inc., Class A	7,100	260,996
Weis Markets, Inc.	8,051	340,799

		9,084,668

Food Products (1.7%)
Annie’s, Inc.*	2,650	118,826
B&G Foods, Inc.	39,300	1,191,183
Calavo Growers, Inc.	8,300	207,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cal-Maine Foods, Inc.	11,692	$525,439
Chiquita Brands International, Inc.*	35,600	271,984
Darling International, Inc.*	80,197	1,466,803
Diamond Foods, Inc.	18,037	339,456
Dole Food Co., Inc.*	27,300	383,019
Farmer Bros Co.*	8,917	84,801
Fresh Del Monte Produce, Inc.	26,804	686,182
Hain Celestial Group, Inc.*	26,280	1,655,640
J&J Snack Foods Corp.	11,703	670,933
Lancaster Colony Corp.	13,737	1,006,235
Lifeway Foods, Inc.	17,215	163,543
Pilgrim’s Pride Corp.*	32,100	164,031
Post Holdings, Inc.*	19,700	592,182
Sanderson Farms, Inc.	17,293	767,290
Seneca Foods Corp., Class A*	9,100	271,726
Smart Balance, Inc.*	43,200	521,856
Snyders-Lance, Inc.	34,640	866,000
Tootsie Roll Industries, Inc.	21,894	590,700
TreeHouse Foods, Inc.*	28,333	1,487,483

		14,032,812

Household Products (0.2%)
Central Garden & Pet Co., Class A*	34,733	419,575
Harbinger Group, Inc.*	44,200	372,606
Spectrum Brands Holdings, Inc.	14,600	584,146
WD-40 Co.	12,027	633,101

		2,009,428

Personal Products (0.3%)
Elizabeth Arden, Inc.*	19,800	935,352
Inter Parfums, Inc.	12,000	219,600
Medifast, Inc.*	11,700	305,955
Prestige Brands Holdings, Inc.*	36,000	610,560
Schiff Nutrition International, Inc.*	13,500	326,565
Synutra International, Inc.*	55,300	255,486
USANA Health Sciences, Inc.*	4,050	188,203

		2,841,721

Tobacco (0.2%)
Star Scientific, Inc.*	103,707	358,826
Universal Corp.	16,753	853,063
Vector Group Ltd.	36,583	606,912

		1,818,801

Total Consumer Staples		30,943,323

Energy (6.1%)
Energy Equipment & Services (1.9%)
Basic Energy Services, Inc.*	17,700	198,594
Bristow Group, Inc.	27,080	1,368,894
C&J Energy Services, Inc.*	31,700	630,830
Cal Dive International, Inc.*	51,298	78,486
Dril-Quip, Inc.*	27,205	1,955,496
Exterran Holdings, Inc.*	46,900	951,132
Forum Energy Technologies, Inc.*	15,800	384,256
Global Geophysical Services, Inc.*	52,200	287,622
Gulf Island Fabrication, Inc.	10,396	289,737
Gulfmark Offshore, Inc., Class A*	19,255	636,185
Heckmann Corp.*	74,457	312,719
Helix Energy Solutions Group, Inc.*	83,800	1,531,026
Hercules Offshore, Inc.*	97,424	475,429
Hornbeck Offshore Services, Inc.*	25,534	935,821
ION Geophysical Corp.*	105,500	732,170
Key Energy Services, Inc.*	107,572	753,004
Lufkin Industries, Inc.	24,788	1,334,090
Matrix Service Co.*	20,600	217,742
Natural Gas Services Group, Inc.*	9,477	141,681
Newpark Resources, Inc.*	70,202	520,197
OYO Geospace Corp.*	4,500	550,845
Parker Drilling Co.*	102,029	431,583
PHI, Inc. (Non-Voting)*	9,300	292,578
Pioneer Energy Services Corp.*	43,400	338,086
RigNet, Inc.*	14,700	271,950
Tesco Corp.*	24,200	258,456
TETRA Technologies, Inc.*	70,061	423,869
Vantage Drilling Co.*	158,800	292,192
Willbros Group, Inc.*	31,198	167,533

		16,762,203

Oil, Gas & Consumable Fuels (4.2%)
Abraxas Petroleum Corp.*	47,300	108,790
Alon USA Energy, Inc.	24,400	334,280
Amyris, Inc.*	8,400	28,896
Apco Oil and Gas International, Inc.	7,355	118,342
Approach Resources, Inc.*	16,500	497,145
Arch Coal, Inc.	151,100	956,463
Berry Petroleum Co., Class A	40,021	1,626,053
Bill Barrett Corp.*	36,802	911,586
Bonanza Creek Energy, Inc.*	12,300	289,788
BPZ Resources, Inc.*	73,455	210,081
Carrizo Oil & Gas, Inc.*	26,003	650,335
Clayton Williams Energy, Inc.*	4,500	233,505
Clean Energy Fuels Corp.*	47,059	619,767
Cloud Peak Energy, Inc.*	44,777	810,464
Comstock Resources, Inc.*	35,000	643,300
Contango Oil & Gas Co.*	10,649	523,292
Crosstex Energy, Inc.	22,111	310,217
CVR Energy, Inc.*	11,700	429,975
Delek U.S. Holdings, Inc.	14,100	359,409
Endeavour International Corp.*	22,700	219,509
Energy XXI Bermuda Ltd.	57,002	1,992,220
EPL Oil & Gas, Inc.*	23,200	470,728
Forest Oil Corp.*	83,900	708,955
Frontline Ltd.*	26,900	103,296
FX Energy, Inc.*	33,100	246,926
GasLog Ltd.*	23,100	267,498
Gevo, Inc.*	10,200	21,726
Goodrich Petroleum Corp.*	18,600	235,104
Green Plains Renewable Energy, Inc.*	12,900	75,594
Gulfport Energy Corp.*	39,594	1,237,708
Halcon Resources Corp.*	74,350	544,986
Harvest Natural Resources, Inc.*	30,300	270,276
Isramco, Inc.*	1,821	211,236
Jura Energy Corp.*	690	207
KiOR, Inc., Class A*	44,000	409,200
Knightsbridge Tankers Ltd.	10,350	67,792
Kodiak Oil & Gas Corp.*	188,100	1,760,616
Magnum Hunter Resources Corp.*	104,900	465,756
McMoRan Exploration Co.*	70,819	832,123
Midstates Petroleum Co., Inc.*	21,600	186,840
Nordic American Tankers Ltd.	37,501	378,010
Northern Oil and Gas, Inc.*	45,861	779,178
Oasis Petroleum, Inc.*	56,840	1,675,075
Overseas Shipholding Group, Inc.	13,600	89,760
Panhandle Oil and Gas, Inc., Class A.	8,100	248,427
PDC Energy, Inc.*	21,161	669,322
Penn Virginia Corp.	39,395	244,249
PetroQuest Energy, Inc.*	50,400	338,184
Quicksilver Resources, Inc.*	83,600	341,924
Rentech, Inc.*	158,100	388,926
Resolute Energy Corp.*	30,500	270,535
Rex Energy Corp.*	24,000	320,400
Rosetta Resources, Inc.*	39,624	1,897,990
Sanchez Energy Corp.*	11,600	236,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Scorpio Tankers, Inc.*	41,300	$247,800
SemGroup Corp., Class A*	30,500	1,123,925
Ship Finance International Ltd.	36,005	565,999
Solazyme, Inc.*	15,600	179,088
Stone Energy Corp.*	32,982	828,508
Swift Energy Co.*	34,769	725,977
Targa Resources Corp.	20,665	1,040,276
Teekay Tankers Ltd., Class A	68,657	256,777
Triangle Petroleum Corp.*	41,200	294,992
VAALCO Energy, Inc.*	38,800	331,740
Venoco, Inc.*	18,600	220,968
W&T Offshore, Inc.	31,644	594,274
Warren Resources, Inc.*	51,200	155,648
Western Refining, Inc.	40,803	1,068,223
ZaZa Energy Corp.*	54,700	162,459

		35,665,606

Total Energy		52,427,809

Financials (21.5%)
Capital Markets (2.2%)
Apollo Investment Corp.	144,691	1,138,718
Artio Global Investors, Inc.	23,000	68,540
BGC Partners, Inc., Class A	70,100	343,490
BlackRock Kelso Capital Corp.	45,469	441,959
Calamos Asset Management, Inc., Class A	15,571	181,247
Capital Southwest Corp.	2,190	245,171
Cohen & Steers, Inc.	14,609	432,719
Cowen Group, Inc., Class A*	91,200	246,240
Diamond Hill Investment Group, Inc.	1,713	131,353
Duff & Phelps Corp., Class A	21,795	296,630
Epoch Holding Corp.	10,500	242,550
Evercore Partners, Inc., Class A	20,411	551,097
Fifth Street Finance Corp.	52,609	577,647
Financial Engines, Inc.*	28,100	669,623
FXCM, Inc., Class A	21,700	207,235
GAMCO Investors, Inc., Class A	4,900	243,775
GFI Group, Inc.	51,200	162,816
Gladstone Capital Corp.	18,501	161,884
Gladstone Investment Corp.	18,204	142,355
Golub Capital BDC, Inc.	16,200	257,580
Greenhill & Co., Inc.	20,700	1,071,225
Harris & Harris Group, Inc.*	25,500	96,645
Hercules Technology Growth Capital, Inc.	29,107	320,468
HFF, Inc., Class A*	21,300	317,370
ICG Group, Inc.*	26,300	267,208
INTL FCStone, Inc.*	9,600	182,976
JMP Group, Inc.	12,100	66,429
KBW, Inc.	28,733	473,233
Knight Capital Group, Inc., Class A*	76,705	205,569
Ladenburg Thalmann Financial Services, Inc.*	160,000	211,200
Main Street Capital Corp.	19,900	587,249
MCG Capital Corp.	53,936	248,645
Medallion Financial Corp.	12,930	152,703
MVC Capital, Inc.	18,500	236,800
NGP Capital Resources Co.	17,841	133,094
Oppenheimer Holdings, Inc., Class A	7,800	124,410
PennantPark Investment Corp.	33,258	352,867
Piper Jaffray Cos., Inc.*	11,300	287,585
Prospect Capital Corp.	105,795	1,218,758
Pzena Investment Management, Inc., Class A	37,011	192,827
Safeguard Scientifics, Inc.*	14,800	232,212
Solar Capital Ltd.	26,800	614,256
Stifel Financial Corp.*	40,629	1,365,134
SWS Group, Inc.*	20,283	123,929
TCP Capital Corp.	14,722	234,963
THL Credit, Inc.	18,500	259,555
TICC Capital Corp.	24,300	252,720
Triangle Capital Corp.	16,100	413,126
Virtus Investment Partners, Inc.*	3,578	307,708
Walter Investment Management Corp.*	19,702	729,171
Westwood Holdings Group, Inc.	4,297	167,626
WisdomTree Investments, Inc.*	41,700	279,390

		18,469,680

Commercial Banks (6.7%)
1st Source Corp.	10,620	236,507
Alliance Financial Corp./New York	3,400	136,714
Ameris Bancorp*	11,554	145,465
Ames National Corp.	7,850	163,594
Arrow Financial Corp.	8,109	202,725
BancFirst Corp.	6,000	257,760
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	545,203
Bancorp, Inc./Delaware*	16,500	169,455
BancorpSouth, Inc.	61,300	903,562
Bank of Marin Bancorp/California	4,300	182,793
Bank of the Ozarks, Inc.	22,338	769,991
Banner Corp.	12,000	325,200
BBCN Bancorp, Inc.*	48,269	608,672
Boston Private Financial Holdings, Inc.	61,370	588,538
Bridge Bancorp, Inc.	7,581	176,713
Bridge Capital Holdings*	15,700	242,722
Bryn Mawr Bank Corp.	7,680	172,339
Camden National Corp.	5,600	207,424
Capital Bank Financial Corp., Class A*	2,830	50,948
Capital City Bank Group, Inc.*	9,800	104,272
Cardinal Financial Corp.	20,800	297,440
Cascade Bancorp*	28,100	148,368
Cathay General Bancorp	64,847	1,119,259
Centerstate Banks, Inc.	15,293	136,414
Central Pacific Financial Corp.*	17,500	250,250
Chemical Financial Corp.	17,541	424,492
Citizens & Northern Corp.	9,802	192,217
Citizens Republic Bancorp, Inc.*	28,500	551,475
City Holding Co.	14,550	521,472
CNB Financial Corp./Pennsylvania	7,100	124,321
CoBiz Financial, Inc.	24,221	169,547
Columbia Banking System, Inc.	31,455	583,176
Community Bank System, Inc.	25,878	729,501
Community Trust Bancorp, Inc.	13,296	472,473
CVB Financial Corp.	69,987	835,645
Eagle Bancorp, Inc.*	12,500	209,000
Enterprise Financial Services Corp.	11,395	154,972
F.N.B. Corp./Pennsylvania	94,051	1,054,312
Financial Institutions, Inc.	10,000	186,400
First Bancorp, Inc./Maine	7,219	126,693
First Bancorp/North Carolina	12,510	144,240
First BanCorp/Puerto Rico*	63,900	282,438
First Busey Corp.	56,006	273,309
First Commonwealth Financial Corp.	76,813	541,532
First Community Bancshares, Inc./Virginia	12,200	186,172
First Connecticut Bancorp, Inc./Connecticut	18,700	252,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Bancorp	47,316	$800,114
First Financial Bankshares, Inc.	25,812	930,006
First Financial Corp./Indiana	8,200	256,988
First Interstate Bancsystem, Inc.	17,100	255,816
First Merchants Corp.	20,400	306,204
First Midwest Bancorp, Inc./Illinois	61,668	773,933
First of Long Island Corp.	4,500	138,645
FirstMerit Corp.	87,569	1,289,891
FNB United Corp.*	10,244	121,699
German American Bancorp, Inc.	9,100	219,492
Glacier Bancorp, Inc.	59,314	924,112
Great Southern Bancorp, Inc.	8,530	263,662
Hancock Holding Co.	54,886	1,698,722
Hanmi Financial Corp.*	23,900	306,159
Heartland Financial USA, Inc.	10,900	297,243
Heritage Financial Corp./Washington	7,600	114,228
Home BancShares, Inc./Arkansas	17,750	605,098
Hudson Valley Holding Corp.	13,500	230,175
IBERIABANK Corp.	22,185	1,016,073
Independent Bank Corp./Massachusetts	19,586	589,343
International Bancshares Corp.	46,090	878,015
Investors Bancorp, Inc.*	38,148	695,820
Lakeland Bancorp, Inc.	24,300	251,505
Lakeland Financial Corp.	12,400	342,240
MainSource Financial Group, Inc.	16,581	212,900
MB Financial, Inc.	41,451	818,657
Merchants Bancshares, Inc.	3,900	115,245
Metro Bancorp, Inc.*	11,823	149,797
National Penn Bancshares, Inc.	107,391	978,332
NBT Bancorp, Inc.	29,778	657,200
Old National Bancorp/Indiana	75,539	1,028,086
OmniAmerican Bancorp, Inc.*	9,800	222,754
Oriental Financial Group, Inc.	39,100	411,332
Pacific Capital Bancorp*	5,300	243,270
Pacific Continental Corp.	15,630	139,576
PacWest Bancorp	25,416	593,972
Park National Corp.	10,148	710,563
Penns Woods Bancorp, Inc.	3,200	141,856
Peoples Bancorp, Inc./Ohio	10,220	233,936
Pinnacle Financial Partners, Inc.*	25,800	498,456
PrivateBancorp, Inc.	44,370	709,476
Prosperity Bancshares, Inc.	38,084	1,623,140
Renasant Corp.	16,481	323,110
Republic Bancorp, Inc./Kentucky, Class A	7,700	169,015
S&T Bancorp, Inc.	20,325	357,923
Sandy Spring Bancorp, Inc.	19,851	382,132
SCBT Financial Corp.	10,334	416,254
Sierra Bancorp	10,066	123,409
Simmons First National Corp., Class A	13,801	336,123
Southside Bancshares, Inc.	12,569	274,130
Southwest Bancorp, Inc./Oklahoma*	15,157	164,453
State Bank Financial Corp.	23,200	382,568
StellarOne Corp.	16,896	222,351
Sterling Bancorp/New York	21,698	215,244
Sterling Financial Corp./Washington	19,700	438,719
Suffolk Bancorp*	7,962	116,723
Sun Bancorp, Inc./New Jersey*	90,000	303,300
Susquehanna Bancshares, Inc.	149,437	1,563,111
SY Bancorp, Inc.	8,800	208,208
Texas Capital Bancshares, Inc.*	26,123	1,298,574
Tompkins Financial Corp.	6,600	267,432
TowneBank/Virginia	18,700	286,671
Trico Bancshares	10,216	168,871
Trustmark Corp.	53,380	1,299,269
UMB Financial Corp.	26,518	1,290,896
Umpqua Holdings Corp.	91,804	1,183,354
Union First Market Bankshares Corp.	16,800	261,408
United Bankshares, Inc./West Virginia	34,217	852,346
United Community Banks, Inc./Georgia*	23,900	200,521
Univest Corp. of Pennsylvania	8,234	148,212
Virginia Commerce Bancorp, Inc.*	30,700	268,625
Washington Banking Co.	12,600	178,542
Washington Trust Bancorp, Inc.	10,300	270,581
Webster Financial Corp.	56,165	1,331,111
WesBanco, Inc.	18,898	391,378
West Coast Bancorp/Oregon*	13,600	306,272
Westamerica Bancorp	24,074	1,132,682
Western Alliance Bancorp*	38,960	397,392
Wilshire Bancorp, Inc.*	45,700	287,910
Wintrust Financial Corp.	24,912	935,944

		57,706,847

Consumer Finance (0.6%)
Cash America International, Inc.	24,338	938,717
Credit Acceptance Corp.*	5,700	487,407
DFC Global Corp.*	32,108	550,652
EZCORP, Inc., Class A*	37,296	855,197
First Cash Financial Services, Inc.*	20,968	964,738
First Marblehead Corp.*	50,900	53,445
Green Dot Corp., Class A*	17,100	209,133
Nelnet, Inc., Class A	16,369	388,600
Netspend Holdings, Inc.*	27,000	265,410
World Acceptance Corp.*	7,381	497,848

		5,211,147

Diversified Financial Services ( 0.3%)
MarketAxess Holdings, Inc.	26,012	821,979
PHH Corp.*	44,915	914,020
PICO Holdings, Inc.*	17,775	405,626

		2,141,625

Insurance (2.6%)
Alterra Capital Holdings Ltd.	63,114	1,510,949
American Equity Investment Life Holding Co.	49,493	575,604
American Safety Insurance Holdings Ltd.*	9,506	177,667
AMERISAFE, Inc.*	14,200	385,388
Amtrust Financial Services, Inc.	19,470	498,821
Argo Group International Holdings Ltd.	19,939	645,824
Baldwin & Lyons, Inc., Class B	6,923	165,529
Citizens, Inc./Texas*	25,949	272,205
CNO Financial Group, Inc.	169,101	1,631,825
Donegal Group, Inc., Class A	10,144	142,422
eHealth, Inc.*	14,900	279,673
Employers Holdings, Inc.	28,001	513,258
Enstar Group Ltd.*	5,188	516,984
First American Financial Corp.	83,300	1,805,111
Flagstone Reinsurance Holdings S.A.	35,395	304,043
Global Indemnity plc*	12,300	269,124
Greenlight Capital Reinsurance Ltd., Class A*	23,193	574,027
Hilltop Holdings, Inc.*	28,700	364,777
Horace Mann Educators Corp.	32,637	591,056
Infinity Property & Casualty Corp.	11,552	697,625
Kansas City Life Insurance Co.	4,906	189,028
Maiden Holdings Ltd.	43,061	382,812
Meadowbrook Insurance Group, Inc.	47,777	367,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Montpelier Reinsurance Holdings Ltd.	45,193	$1,000,121
National Financial Partners Corp.*	34,969	590,976
National Interstate Corp.	10,100	260,580
National Western Life Insurance Co., Class A	1,700	243,525
Navigators Group, Inc.*	8,503	418,560
OneBeacon Insurance Group Ltd., Class A	16,300	219,072
Phoenix Cos., Inc.*	4,230	129,734
Platinum Underwriters Holdings Ltd.	28,127	1,149,551
Presidential Life Corp.	14,858	206,972
Primerica, Inc.	33,500	959,440
RLI Corp.	15,148	1,009,766
Safety Insurance Group, Inc.	10,875	498,945
SeaBright Holdings, Inc.	18,420	202,620
Selective Insurance Group, Inc.	43,532	826,673
State Auto Financial Corp.	11,834	193,959
Stewart Information Services Corp.	12,627	254,308
Symetra Financial Corp.	49,600	610,080
Tower Group, Inc.	28,421	551,083
United Fire Group, Inc.	20,164	506,520

		22,693,642

Real Estate Investment Trusts (REITs) (7.4%)
Acadia Realty Trust (REIT)	32,673	810,944
AG Mortgage Investment Trust, Inc. (REIT)	11,400	275,082
Agree Realty Corp. (REIT)	5,912	150,697
Alexander’s, Inc. (REIT)	1,775	758,795
American Assets Trust, Inc. (REIT)	24,218	648,800
American Capital Mortgage Investment Corp. (REIT)	25,800	648,354
American Realty Capital Trust, Inc. (REIT)	112,800	1,323,144
Anworth Mortgage Asset Corp. (REIT)	93,511	635,875
Apollo Commercial Real Estate Finance, Inc. (REIT)	14,900	258,366
Apollo Residential Mortgage, Inc. (REIT)	16,600	365,864
ARMOUR Residential REIT, Inc. (REIT)	212,260	1,625,911
Ashford Hospitality Trust, Inc. (REIT)	43,700	367,080
Associated Estates Realty Corp. (REIT)	30,124	456,680
Campus Crest Communities, Inc. (REIT)	22,100	238,680
CapLease, Inc. (REIT)	40,725	210,548
Capstead Mortgage Corp. (REIT)	63,337	854,416
Cedar Realty Trust, Inc. (REIT)	33,046	174,483
Chesapeake Lodging Trust (REIT)	18,800	373,556
Colonial Properties Trust (REIT)	60,733	1,278,430
Colony Financial, Inc. (REIT)	24,446	476,208
Coresite Realty Corp. (REIT)	14,400	387,936
Cousins Properties, Inc. (REIT)	69,831	554,458
CreXus Investment Corp. (REIT)	38,276	413,763
CubeSmart (REIT)	87,968	1,132,148
CYS Investments, Inc. (REIT)	119,475	1,683,403
DCT Industrial Trust, Inc. (REIT)	168,600	1,090,842
DiamondRock Hospitality Co. (REIT)	123,698	1,191,212
DuPont Fabros Technology, Inc. (REIT)	43,200	1,090,800
Dynex Capital, Inc. (REIT)	28,800	309,600
EastGroup Properties, Inc. (REIT)	21,827	1,161,196
Education Realty Trust, Inc. (REIT)	65,994	719,335
Entertainment Properties Trust (REIT)	35,114	1,560,115
Equity One, Inc. (REIT)	39,386	829,469
Excel Trust, Inc. (REIT)	22,400	255,808
FelCor Lodging Trust, Inc. (REIT)*	74,272	352,049
First Industrial Realty Trust, Inc. (REIT)*	58,130	763,828
First Potomac Realty Trust (REIT)	31,244	402,423
Franklin Street Properties Corp. (REIT)	55,099	609,946
Getty Realty Corp. (REIT)	15,620	280,379
Gladstone Commercial Corp. (REIT)	7,100	129,646
Glimcher Realty Trust (REIT)	98,632	1,042,540
Government Properties Income Trust (REIT)	25,766	602,924
Healthcare Realty Trust, Inc. (REIT)	56,458	1,301,357
Hersha Hospitality Trust (REIT)	122,477	600,137
Highwoods Properties, Inc. (REIT)	52,195	1,702,601
Hudson Pacific Properties, Inc. (REIT)	25,500	471,750
Inland Real Estate Corp. (REIT)	57,908	477,741
Invesco Mortgage Capital, Inc. (REIT)	83,994	1,690,799
Investors Real Estate Trust (REIT)	60,196	497,821
iStar Financial, Inc. (REIT)*	71,700	593,676
Kite Realty Group Trust (REIT)	46,229	235,768
LaSalle Hotel Properties (REIT)	63,240	1,687,876
Lexington Realty Trust (REIT)	86,986	840,285
LTC Properties, Inc. (REIT)	21,469	683,788
Medical Properties Trust, Inc. (REIT)	91,312	954,210
Monmouth Real Estate Investment Corp. (REIT), Class A	27,551	308,296
National Health Investors, Inc. (REIT)	21,328	1,097,112
NorthStar Realty Finance Corp. (REIT)	94,999	604,194
Omega Healthcare Investors, Inc. (REIT)	76,108	1,729,935
One Liberty Properties, Inc. (REIT)	13,000	242,450
Parkway Properties, Inc./Maryland (REIT)	16,000	213,920
Pebblebrook Hotel Trust (REIT)	37,343	873,453
Pennsylvania Real Estate Investment Trust (REIT)	44,352	703,423
PennyMac Mortgage Investment Trust (REIT)	42,545	994,277
Potlatch Corp. (REIT)	29,144	1,089,111
PS Business Parks, Inc. (REIT)	14,780	987,600
Ramco-Gershenson Properties Trust (REIT)	30,400	380,912
Redwood Trust, Inc. (REIT)	63,891	923,864
Resource Capital Corp. (REIT)	52,294	307,489
Retail Opportunity Investments Corp. (REIT)	33,500	431,145
RLJ Lodging Trust (REIT)	76,000	1,437,160
Rouse Properties, Inc. (REIT)	17,800	255,430
Sabra Health Care REIT, Inc. (REIT)	26,683	533,927
Saul Centers, Inc. (REIT)	5,200	230,880
Select Income REIT (REIT)	10,300	253,586
Sovran Self Storage, Inc. (REIT)	23,362	1,351,492
STAG Industrial, Inc. (REIT)	17,000	276,420
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	735,684
Summit Hotel Properties, Inc. (REIT)	19,800	169,092
Sun Communities, Inc. (REIT)	18,828	830,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sunstone Hotel Investors, Inc. (REIT)*	97,521	$1,072,731
Terreno Realty Corp. (REIT)	7,200	113,760
Two Harbors Investment Corp. (REIT)	201,431	2,366,814
Universal Health Realty Income Trust (REIT)	11,050	508,079
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	293,112
Washington Real Estate Investment Trust (REIT)	48,017	1,287,816
Winthrop Realty Trust (REIT)	20,800	224,224

		63,061,621

Real Estate Management & Development (0.2%)
AV Homes, Inc.*	6,400	94,976
Consolidated-Tomoka Land Co.	4,600	151,294
Forestar Group, Inc.*	31,321	521,808
Kennedy-Wilson Holdings, Inc.	30,700	428,879
Tejon Ranch Co.*	7,802	234,372
Thomas Properties Group, Inc.	47,700	277,614
Zillow, Inc., Class A*	3,700	156,066

		1,865,009

Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.	70,553	697,064
BankFinancial Corp.	22,221	195,323
Beneficial Mutual Bancorp, Inc.*	22,754	217,528
Berkshire Hills Bancorp, Inc.	22,894	523,815
Brookline Bancorp, Inc.	60,777	536,053
Clifton Savings Bancorp, Inc.	18,312	201,432
Dime Community Bancshares, Inc.	18,101	261,378
ESB Financial Corp.	8,889	124,090
ESSA Bancorp, Inc.	9,839	102,227
Farmer Mac, Class C	9,200	236,808
First Financial Holdings, Inc.	13,091	170,052
Flushing Financial Corp.	24,842	392,504
Franklin Financial Corp./Virginia*	14,800	252,488
Home Federal Bancorp, Inc./Idaho	12,482	141,296
Kearny Financial Corp.	23,916	232,942
MGIC Investment Corp.*	165,747	253,593
Nationstar Mortgage Holdings, Inc.*	13,600	451,248
Northfield Bancorp, Inc./New Jersey	13,959	223,623
Northwest Bancshares, Inc.	68,410	836,654
OceanFirst Financial Corp.	10,800	158,436
Ocwen Financial Corp.*	76,485	2,096,454
Oritani Financial Corp.	44,350	667,467
Provident Financial Services, Inc.	55,316	873,440
Provident New York Bancorp	29,200	274,772
Radian Group, Inc.	94,900	411,866
Rockville Financial, Inc.	21,500	263,375
Roma Financial Corp.	14,455	128,650
Territorial Bancorp, Inc.	10,395	238,565
TrustCo Bank Corp./New York	70,354	402,425
United Financial Bancorp, Inc.	13,745	198,890
ViewPoint Financial Group, Inc.	25,560	489,985
Walker & Dunlop, Inc.*	14,545	223,557
WSFS Financial Corp.	6,000	247,680

		12,725,680

Total Financials		183,875,251

Health Care (13.3%)
Biotechnology (3.7%)
Achillion Pharmaceuticals, Inc.*	23,500	244,635
Acorda Therapeutics, Inc.*	32,435	830,660
Aegerion Pharmaceuticals, Inc.*	16,800	248,976
Affymax, Inc.*	25,093	528,459
Alkermes plc*	87,125	1,807,844
Alnylam Pharmaceuticals, Inc.*	33,101	621,968
AMAG Pharmaceuticals, Inc.*	16,400	290,936
Amicus Therapeutics, Inc.*	38,300	199,160
Arena Pharmaceuticals, Inc.*	140,334	1,167,579
ArQule, Inc.*	46,615	238,203
Array BioPharma, Inc.*	68,919	403,865
AVEO Pharmaceuticals, Inc.*	22,700	236,307
BioCryst Pharmaceuticals, Inc.*	18,303	77,605
Celldex Therapeutics, Inc.*	56,278	354,551
Cepheid, Inc.*	47,449	1,637,465
ChemoCentryx, Inc.*	9,382	109,113
Clovis Oncology, Inc.*	10,200	208,590
Codexis, Inc.*	26,200	79,386
Cubist Pharmaceuticals, Inc.*	43,018	2,051,098
Curis, Inc.*	50,900	210,726
Cytori Therapeutics, Inc.*	1,720	7,585
Dendreon Corp.*	109,600	529,368
Dyax Corp.*	53,768	139,797
Dynavax Technologies Corp.*	124,000	590,240
Emergent Biosolutions, Inc.*	15,400	218,834
Enzon Pharmaceuticals, Inc.*	35,200	244,992
Exact Sciences Corp.*	38,300	421,683
Exelixis, Inc.*	92,186	444,337
Genomic Health, Inc.*	13,012	451,386
Geron Corp.*	58,811	99,979
GTx, Inc.*	41,600	190,528
Halozyme Therapeutics, Inc.*	55,035	416,065
Idenix Pharmaceuticals, Inc.*	48,700	222,559
Immunogen, Inc.*	55,068	803,993
Infinity Pharmaceuticals, Inc.*	14,300	336,765
InterMune, Inc.*	36,934	331,298
Ironwood Pharmaceuticals, Inc.*	53,500	683,730
Isis Pharmaceuticals, Inc.*	84,998	1,195,922
Lexicon Pharmaceuticals, Inc.*	121,679	282,295
Ligand Pharmaceuticals, Inc., Class B*	12,326	211,391
MannKind Corp.*	120,800	347,904
Maxygen, Inc.	32,108	84,765
Merrimack Pharmaceuticals, Inc.*	34,000	318,920
Momenta Pharmaceuticals, Inc.*	31,728	462,277
Neurocrine Biosciences, Inc.*	47,900	382,242
NewLink Genetics Corp.*	14,700	238,581
Novavax, Inc.*	30,359	65,575
NPS Pharmaceuticals, Inc.*	63,922	591,278
Oncothyreon, Inc.*	21,600	111,024
Opko Health, Inc.*	70,900	296,362
Orexigen Therapeutics, Inc.*	10,703	61,114
Osiris Therapeutics, Inc.*	3,984	44,023
PDL BioPharma, Inc.	104,627	804,582
Pharmacyclics, Inc.*	38,700	2,496,150
Progenics Pharmaceuticals, Inc.*	24,700	70,889
Rigel Pharmaceuticals, Inc.*	45,840	469,860
Sangamo BioSciences, Inc.*	36,100	219,488
Seattle Genetics, Inc.*	72,755	1,960,747
SIGA Technologies, Inc.*	24,552	78,566
Spectrum Pharmaceuticals, Inc.*	43,065	503,860
Synageva BioPharma Corp.*	6,500	347,295
Synergy Pharmaceuticals, Inc.*	48,300	230,874
Synta Pharmaceuticals Corp.*	6,707	51,107
Targacept, Inc.*	15,200	74,328
Theravance, Inc.*	47,527	1,231,425
Threshold Pharmaceuticals, Inc.*	35,800	259,192
Vical, Inc.*	75,300	325,296
ZIOPHARM Oncology, Inc.*	44,300	241,435

		31,739,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.*	16,862	$605,683
ABIOMED, Inc.*	28,350	595,066
Accuray, Inc.*	43,247	306,189
Align Technology, Inc.*	51,176	1,891,977
Alphatec Holdings, Inc.*	44,009	72,615
Analogic Corp.	12,116	947,108
AngioDynamics, Inc.*	18,700	228,140
Antares Pharma, Inc.*	67,700	295,172
ArthroCare Corp.*	21,600	699,840
Atrion Corp.	1,200	265,800
Cantel Medical Corp.	15,450	418,386
Conceptus, Inc.*	28,842	585,781
CONMED Corp.	25,287	720,680
CryoLife, Inc.	37,068	249,097
Cyberonics, Inc.*	19,634	1,029,214
Cynosure, Inc., Class A*	11,253	296,854
DexCom, Inc.*	47,108	708,033
Endologix, Inc.*	36,100	498,902
Greatbatch, Inc.*	21,718	528,399
Haemonetics Corp.*	19,754	1,584,271
Hansen Medical, Inc.*	4,950	9,653
HeartWare International, Inc.*	10,200	963,798
ICU Medical, Inc.*	9,545	577,282
Insulet Corp.*	30,378	655,557
Integra LifeSciences Holdings Corp.*	15,144	622,418
Invacare Corp.	28,116	397,560
IRIS International, Inc.*	16,637	324,754
MAKO Surgical Corp.*	25,700	447,437
Masimo Corp.*	43,438	1,050,331
Meridian Bioscience, Inc.	36,277	695,793
Merit Medical Systems, Inc.*	28,107	419,638
Natus Medical, Inc.*	21,300	278,391
Navidea Biopharmaceuticals, Inc.*	71,400	196,350
Neogen Corp.*	15,978	682,261
NuVasive, Inc.*	33,609	769,982
NxStage Medical, Inc.*	32,800	433,288
OraSure Technologies, Inc.*	40,086	445,756
Orthofix International N.V.*	15,053	673,622
Palomar Medical Technologies, Inc.*	14,271	134,718
Quidel Corp.*	19,500	369,135
RTI Biologics, Inc.*	44,349	184,935
Spectranetics Corp.*	24,400	359,900
STAAR Surgical Co.*	20,600	155,736
STERIS Corp.	47,570	1,687,308
SurModics, Inc.*	14,421	291,593
Symmetry Medical, Inc.*	31,916	315,649
Tornier N.V.*	7,500	142,125
Unilife Corp.*	31,300	97,656
Vascular Solutions, Inc.*	21,668	320,903
Volcano Corp.*	42,624	1,217,768
West Pharmaceutical Services, Inc.	24,264	1,287,690
Wright Medical Group, Inc.*	31,559	697,769
Young Innovations, Inc.	7,000	273,700

		29,707,663

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc.*	16,400	391,140
Accretive Health, Inc.*	40,100	447,516
Air Methods Corp.*	9,000	1,074,330
Almost Family, Inc.*	5,000	106,400
Amedisys, Inc.*	20,534	283,575
AMN Healthcare Services, Inc.*	31,600	317,896
Amsurg Corp.*	25,262	716,936
Assisted Living Concepts, Inc., Class A	6,382	48,695
Bio-Reference Labs, Inc.*	21,430	612,469
BioScrip, Inc.*	38,300	348,913
Capital Senior Living Corp.*	23,100	334,257
Centene Corp.*	39,183	1,465,836
Chemed Corp.	15,290	1,059,444
Chindex International, Inc.*	14,896	153,876
Corvel Corp.*	4,500	201,375
Cross Country Healthcare, Inc.*	25,995	122,696
Emeritus Corp.*	18,206	381,234
Ensign Group, Inc.	10,800	330,534
ExamWorks Group, Inc.*	19,900	296,908
Gentiva Health Services, Inc.*	26,641	301,576
Hanger, Inc.*	28,309	807,656
HealthSouth Corp.*	70,306	1,691,562
Healthways, Inc.*	32,147	376,441
HMS Holdings Corp.*	61,029	2,040,200
IPC The Hospitalist Co., Inc.*	14,984	684,769
Kindred Healthcare, Inc.*	46,069	524,265
Landauer, Inc.	8,626	515,145
LHC Group, Inc.*	11,043	203,964
Magellan Health Services, Inc.*	23,515	1,213,609
Metropolitan Health Networks, Inc.*	30,400	283,936
Molina Healthcare, Inc.*	20,610	518,342
MWI Veterinary Supply, Inc.*	9,592	1,023,275
National Healthcare Corp.	7,200	343,728
National Research Corp.	2,375	119,391
Owens & Minor, Inc.#	48,400	1,446,192
PharMerica Corp.*	24,781	313,727
Providence Service Corp.*	5,123	66,548
PSS World Medical, Inc.*	44,221	1,007,354
Select Medical Holdings Corp.*	28,203	316,720
Skilled Healthcare Group, Inc., Class A*	24,700	158,821
Sun Healthcare Group, Inc.*	4,473	37,864
Sunrise Senior Living, Inc.*	42,677	609,001
Team Health Holdings, Inc.*	19,600	531,748
Triple-S Management Corp., Class B*	14,336	299,622
U.S. Physical Therapy, Inc.	9,807	270,967
Universal American Corp.*	22,950	212,058
Vanguard Health Systems, Inc.*	21,587	267,031
WellCare Health Plans, Inc.*	31,984	1,808,695

		26,688,237

Health Care Technology (0.7%)
athenahealth, Inc.*	25,081	2,301,683
Computer Programs & Systems, Inc.	7,602	422,291
Epocrates, Inc.*	13,200	153,780
Greenway Medical Technologies*	15,000	256,500
HealthStream, Inc.*	13,000	369,980
MedAssets, Inc.*	36,682	652,940
Medidata Solutions, Inc.*	15,600	647,400
Merge Healthcare, Inc.*	30,900	118,347
Omnicell, Inc.*	28,055	389,964
Quality Systems, Inc.	30,276	561,620
Vocera Communications, Inc.*	9,700	299,827

		6,174,332

Life Sciences Tools & Services (0.3%)
Affymetrix, Inc.*	45,100	195,283
Cambrex Corp.*	21,100	247,503
Fluidigm Corp.*	14,900	253,300
Luminex Corp.*	27,419	533,026
Pacific Biosciences of California, Inc.*	16,000	29,280
PAREXEL International Corp.*	43,537	1,339,198
Sequenom, Inc.*	75,149	265,276

		2,862,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (2.0%)
Acura Pharmaceuticals, Inc.*	33,552	$58,381
Akorn, Inc.*	43,400	573,748
Auxilium Pharmaceuticals, Inc.*	38,257	935,766
AVANIR Pharmaceuticals, Inc., Class A*	70,900	226,880
Corcept Therapeutics, Inc.*	57,400	160,146
Depomed, Inc.*	37,800	223,398
Endocyte, Inc.*	10,300	102,691
Hi-Tech Pharmacal Co., Inc.*	8,600	284,746
Impax Laboratories, Inc.*	56,466	1,465,857
Jazz Pharmaceuticals plc*	29,600	1,687,496
Lannett Co., Inc.*	33,257	160,631
MAP Pharmaceuticals, Inc.*	17,000	264,690
Medicines Co.*	41,787	1,078,523
Medicis Pharmaceutical Corp., Class A	44,475	1,924,433
Nektar Therapeutics*	80,386	858,523
Obagi Medical Products, Inc.*	20,713	257,048
Optimer Pharmaceuticals, Inc.*	34,056	480,871
Pacira Pharmaceuticals, Inc.*	15,900	276,660
Pain Therapeutics, Inc.*	26,400	133,320
Par Pharmaceutical Cos., Inc.*	25,635	1,281,237
Pozen, Inc.*	24,486	162,342
Questcor Pharmaceuticals, Inc.*	38,400	710,400
Sagent Pharmaceuticals, Inc.*	3,300	52,635
Santarus, Inc.*	39,000	346,320
Sciclone Pharmaceuticals, Inc.*	32,200	178,710
ViroPharma, Inc.*	51,333	1,551,283
Vivus, Inc.*	73,827	1,315,597
XenoPort, Inc.*	14,378	164,772

		16,917,104

Total Health Care		114,089,234

Industrials (14.7%)
Aerospace & Defense (1.6%)
AAR Corp.	33,512	550,267
Aerovironment, Inc.*	10,321	242,234
American Science & Engineering, Inc.	7,277	477,444
Astronics Corp.*	8,200	252,560
Ceradyne, Inc.	24,493	598,364
Cubic Corp.	12,186	610,031
Curtiss-Wright Corp.	33,617	1,099,276
DigitalGlobe, Inc.*	22,113	450,884
Esterline Technologies Corp.*	22,687	1,273,648
GenCorp, Inc.*	41,500	393,835
GeoEye, Inc.*	13,541	357,889
HEICO Corp.	38,218	1,478,654
Hexcel Corp.*	75,059	1,802,917
Moog, Inc., Class A*	37,353	1,414,558
National Presto Industries, Inc.	2,900	211,352
Orbital Sciences Corp.*	52,887	770,035
Teledyne Technologies, Inc.*	27,354	1,733,970

		13,717,918

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	37,500	165,000
Atlas Air Worldwide Holdings, Inc.*	20,727	1,070,135
Echo Global Logistics, Inc.*	8,500	145,775
Forward Air Corp.	26,940	819,245
Hub Group, Inc., Class A*	26,833	796,404
Pacer International, Inc.*	23,520	93,610

		3,090,169

Airlines (0.7%)
Alaska Air Group, Inc.*	50,214	1,760,503
Allegiant Travel Co.*	12,677	803,215
Hawaiian Holdings, Inc.*	23,000	128,570
JetBlue Airways Corp.*	195,689	937,350
SkyWest, Inc.	54,215	560,041
Spirit Airlines, Inc.*	29,600	505,568
U.S. Airways Group, Inc.*	123,786	1,294,801

		5,990,048

Building Products (0.9%)
A.O. Smith Corp.	27,822	1,600,878
AAON, Inc.	12,800	252,032
Apogee Enterprises, Inc.	21,400	419,868
Builders FirstSource, Inc.*	47,600	247,044
Gibraltar Industries, Inc.*	20,100	257,682
Griffon Corp.	51,143	526,773
NCI Building Systems, Inc.*	1,492	14,965
Nortek, Inc.*	5,500	301,015
Quanex Building Products Corp.	33,467	630,518
Simpson Manufacturing Co., Inc.	34,619	990,796
Trex Co., Inc.*	11,800	402,616
Universal Forest Products, Inc.	15,654	650,267
USG Corp.*	52,400	1,150,180

		7,444,634

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	40,632	769,164
ACCO Brands Corp.*	78,886	511,970
Brink’s Co.	38,400	986,496
Deluxe Corp.	36,561	1,117,304
Encore Capital Group, Inc.*	15,600	440,856
EnerNOC, Inc.*	8,900	115,522
Ennis, Inc.	22,556	370,144
G&K Services, Inc., Class A	17,482	547,361
GEO Group, Inc.	48,474	1,341,276
Healthcare Services Group, Inc.	47,369	1,083,329
Herman Miller, Inc.	41,791	812,417
HNI Corp.	38,941	993,385
InnerWorkings, Inc.*	22,600	294,252
Interface, Inc.	40,298	532,337
Kimball International, Inc., Class B	23,200	283,504
Knoll, Inc.	39,158	546,254
McGrath RentCorp	19,645	512,538
Metalico, Inc.*	15,303	39,176
Mine Safety Appliances Co.	19,907	741,934
Mobile Mini, Inc.*	32,795	548,004
Multi-Color Corp.	10,400	240,864
NL Industries, Inc.	10,745	123,460
Portfolio Recovery Associates, Inc.* .	13,516	1,411,476
Quad/Graphics, Inc.	18,000	305,280
Schawk, Inc.	17,000	221,850
Standard Parking Corp.*	10,810	242,468
Steelcase, Inc., Class A	66,472	654,749
Swisher Hygiene, Inc.*	64,400	88,872
Sykes Enterprises, Inc.*	35,099	471,730
Team, Inc.*	14,800	471,380
Tetra Tech, Inc.#*	45,537	1,195,802
TMS International Corp., Class A*	17,700	175,230
U.S. Ecology, Inc.	12,300	265,434
UniFirst Corp.	12,705	848,567
United Stationers, Inc.	33,772	878,747
Viad Corp.	16,724	348,863

		20,531,995

Construction & Engineering (0.7%)
Aegion Corp.*	34,662	664,124
Argan, Inc.	12,130	211,669
Comfort Systems USA, Inc.	32,243	352,416
Dycom Industries, Inc.*	25,516	366,920
EMCOR Group, Inc.	54,399	1,552,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Granite Construction, Inc.	29,073	$834,977
Great Lakes Dredge & Dock Corp.	42,200	324,940
Layne Christensen Co.*	17,093	335,194
MasTec, Inc.*	48,462	954,701
MYR Group, Inc.*	12,000	239,400
Primoris Services Corp.	21,700	283,185
Tutor Perini Corp.*	23,995	274,503

		6,394,576

Electrical Equipment (1.2%)
Acuity Brands, Inc.	30,402	1,924,143
American Superconductor Corp.*	27,375	113,606
AZZ, Inc.	20,986	797,048
Belden, Inc.	33,935	1,251,523
Brady Corp., Class A	37,141	1,087,489
Capstone Turbine Corp.*	118,500	118,500
Encore Wire Corp.	17,428	509,943
EnerSys, Inc.*	37,539	1,324,751
Franklin Electric Co., Inc.	16,776	1,014,780
FuelCell Energy, Inc.*	36,560	32,173
Generac Holdings, Inc.	18,300	418,887
Global Power Equipment Group, Inc.	10,800	199,692
II-VI, Inc.*	42,786	813,790
LSI Industries, Inc.	5,318	35,843
Powell Industries, Inc.*	5,300	204,951
Thermon Group Holdings, Inc.*	7,800	194,922
Vicor Corp.*	15,700	104,719

		10,146,760

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	28,426	836,577
Seaboard Corp.*	267	603,455
Standex International Corp.	9,079	403,561

		1,843,593

Machinery (3.1%)
Accuride Corp.*	21,200	98,792
Actuant Corp., Class A	52,613	1,505,784
Alamo Group, Inc.	6,800	229,704
Albany International Corp., Class A	27,591	606,174
Altra Holdings, Inc.	22,700	413,140
American Railcar Industries, Inc.*	5,800	164,372
Ampco-Pittsburgh Corp.	1,580	29,151
Astec Industries, Inc.*	15,843	500,797
Barnes Group, Inc.	45,506	1,138,105
Blount International, Inc.*	35,433	466,298
Briggs & Stratton Corp.	46,044	859,642
Cascade Corp.	6,700	366,758
Chart Industries, Inc.*	21,421	1,581,941
CIRCOR International, Inc.	15,109	570,365
CLARCOR, Inc.	35,374	1,578,742
Commercial Vehicle Group, Inc.*	16,200	119,070
Energy Recovery, Inc.*	22,955	67,947
EnPro Industries, Inc.*	17,254	621,317
ESCO Technologies, Inc.	24,852	965,500
Federal Signal Corp.*	46,400	293,248
Flow International Corp.*	11,896	44,015
Gorman-Rupp Co.	13,470	363,690
Greenbrier Cos., Inc.*	16,300	263,082
John Bean Technologies Corp.	25,631	418,554
Kadant, Inc.*	7,800	180,882
Kaydon Corp.	23,554	526,196
L.B. Foster Co., Class A	6,500	210,210
Lindsay Corp.	11,575	833,053
Meritor, Inc.*	77,735	329,596
Met-Pro Corp.	8,096	72,459
Middleby Corp.*	12,998	1,503,089
Mueller Industries, Inc.	19,357	880,163
Mueller Water Products, Inc., Class A	141,493	693,316
PMFG, Inc.*	10,600	85,754
Proto Labs, Inc.*	1,500	50,730
RBC Bearings, Inc.*	17,000	817,700
Rexnord Corp.*	20,500	373,510
Robbins & Myers, Inc.	28,825	1,717,970
Sauer-Danfoss, Inc.	8,700	349,827
Sun Hydraulics Corp.	15,750	418,478
Tennant Co.	15,831	677,883
Titan International, Inc.	29,200	515,672
Trimas Corp.*	18,800	453,268
Wabash National Corp.*	47,300	337,249
Watts Water Technologies, Inc., Class A	21,259	804,228
Woodward, Inc.	49,933	1,696,723

		26,794,144

Marine (0.0%)
International Shipholding Corp.	5,369	90,575

Professional Services (1.2%)
Acacia Research Corp.*	35,341	968,697
Advisory Board Co.*	23,284	1,113,674
Corporate Executive Board Co.	25,204	1,351,691
Exponent, Inc.*	12,223	697,811
FTI Consulting, Inc.*	30,900	824,412
Huron Consulting Group, Inc.*	18,750	652,875
ICF International, Inc.*	13,700	275,370
Insperity, Inc.	17,787	448,766
Kelly Services, Inc., Class A	14,134	178,088
Kforce, Inc.*	22,900	269,991
Korn/Ferry International*	37,552	575,672
Mistras Group, Inc.*	9,500	220,400
Navigant Consulting, Inc.*	42,332	467,769
On Assignment, Inc.*	27,100	539,832
Pendrell Corp.*	95,100	107,463
Resources Connection, Inc.	41,095	538,755
RPX Corp.*	5,500	61,655
TrueBlue, Inc.*	35,615	559,868
VSE Corp.	3,225	78,980
WageWorks, Inc.*	9,115	159,057

		10,090,826

Road & Rail (1.4%)
Amerco, Inc.	8,242	876,619
Arkansas Best Corp.	15,600	123,552
Avis Budget Group, Inc.*	77,064	1,185,244
Celadon Group, Inc.	9,400	151,058
Dollar Thrifty Automotive Group, Inc.*	20,299	1,764,592
Genesee & Wyoming, Inc., Class A*	31,361	2,096,797
Heartland Express, Inc.	48,655	650,031
Knight Transportation, Inc.	54,150	774,345
Marten Transport Ltd.	8,900	156,373
Old Dominion Freight Line, Inc.*	54,589	1,646,404
Patriot Transportation Holding, Inc.*	800	22,304
RailAmerica, Inc.*	15,200	417,544
Roadrunner Transportation Systems, Inc.*	10,900	176,362
Saia, Inc.*	10,000	201,400
Swift Transportation Co.*	58,200	501,684
Werner Enterprises, Inc.	35,366	755,771
Zipcar, Inc.*	13,400	104,252

		11,604,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.9%)
Aircastle Ltd.	33,955	$384,710
Applied Industrial Technologies, Inc.	30,888	1,279,690
Beacon Roofing Supply, Inc.*	32,276	919,866
CAI International, Inc.*	14,670	301,028
DXP Enterprises, Inc.*	6,100	291,397
H&E Equipment Services, Inc.	21,000	254,520
Kaman Corp.	23,992	860,353
Rush Enterprises, Inc., Class A*	32,200	620,172
SeaCube Container Leasing Ltd.	12,800	240,000
TAL International Group, Inc.	20,800	706,784
Textainer Group Holdings Ltd.	8,200	250,510
Titan Machinery, Inc.*	9,700	196,716
Watsco, Inc.	19,987	1,514,815

		7,820,561

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	16,000	218,560

Total Industrials		125,778,691

Information Technology (17.0%)
Communications Equipment (2.0%)
ADTRAN, Inc.	49,306	852,008
Anaren, Inc.*	10,600	211,894
Arris Group, Inc.*	89,803	1,148,580
Aruba Networks, Inc.*	79,616	1,790,166
Aviat Networks, Inc.*	39,937	95,050
Bel Fuse, Inc., Class B	1,450	27,086
Black Box Corp.	15,043	383,747
Calix, Inc.*	27,600	176,640
Ciena Corp.*	70,600	960,160
Comtech Telecommunications Corp.	17,043	471,069
Digi International, Inc.*	18,300	185,928
Emulex Corp.*	79,657	574,327
Extreme Networks, Inc.*	61,000	203,740
Finisar Corp.*	66,800	955,240
Globecomm Systems, Inc.*	16,250	181,188
Harmonic, Inc.*	86,459	392,524
Infinera Corp.*	86,261	472,710
InterDigital, Inc.	34,625	1,290,820
Ixia*	26,063	418,832
Loral Space & Communications, Inc.	10,096	717,826
NETGEAR, Inc.*	31,829	1,213,958
Oclaro, Inc.*	33,900	91,530
Oplink Communications, Inc.*	14,300	236,522
Plantronics, Inc.	31,259	1,104,380
Procera Networks, Inc.*	13,500	317,250
ShoreTel, Inc.*	33,600	137,424
Sonus Networks, Inc.*	163,241	306,893
Sycamore Networks, Inc.*	16,421	252,883
Tellabs, Inc.	260,700	922,878
Ubiquiti Networks, Inc.*	17,700	210,630
ViaSat, Inc.*	27,140	1,014,493

		17,318,376

Computers & Peripherals (0.7%)
3D Systems Corp.*	33,400	1,097,190
Avid Technology, Inc.*	22,731	215,035
Cray, Inc.*	25,400	322,580
Electronics for Imaging, Inc.*	33,652	558,960
Intermec, Inc.*	42,700	265,167
OCZ Technology Group, Inc.*	37,700	130,819
QLogic Corp.*	69,400	792,548
Quantum Corp.*	201,581	324,546
Silicon Graphics International Corp.*	23,200	211,120
STEC, Inc.*	28,399	191,693
Stratasys, Inc.*	15,566	846,790
Super Micro Computer, Inc.*	18,500	222,555
Synaptics, Inc.*	23,437	562,957

		5,741,960

Electronic Equipment, Instruments & Components (2.4%)
Anixter International, Inc.	21,958	1,261,707
Audience, Inc.*	11,200	69,440
Badger Meter, Inc.	13,430	488,718
Benchmark Electronics, Inc.*	48,348	738,274
Brightpoint, Inc.*	43,412	389,840
Checkpoint Systems, Inc.*	34,211	283,267
Cognex Corp.	29,803	1,030,588
Coherent, Inc.*	16,952	777,419
CTS Corp.	24,000	241,680
Daktronics, Inc.	24,000	228,240
DTS, Inc.*	15,895	370,035
Electro Scientific Industries, Inc.	22,200	271,284
Fabrinet*	13,400	155,306
FARO Technologies, Inc.*	16,067	663,888
FEI Co.	28,173	1,507,255
GSI Group, Inc.*	20,200	179,982
Insight Enterprises, Inc.*	31,443	549,624
InvenSense, Inc.*	25,900	309,505
Kemet Corp.*	32,400	142,560
Littelfuse, Inc.	15,249	862,178
Maxwell Technologies, Inc.*	21,200	172,144
Measurement Specialties, Inc.*	11,100	366,078
Mercury Computer Systems, Inc.*	18,200	193,284
Methode Electronics, Inc.	26,500	257,315
MTS Systems Corp.	15,602	835,487
Multi-Fineline Electronix, Inc.*	9,400	211,970
Newport Corp.*	27,187	300,688
OSI Systems, Inc.*	15,768	1,227,381
Park Electrochemical Corp.	15,472	384,170
PC Connection, Inc.	21,196	243,966
Plexus Corp.*	28,175	853,421
Power-One, Inc.*	48,600	272,160
RadiSys Corp.*	22,442	80,791
RealD, Inc.*	28,500	254,790
Rofin-Sinar Technologies, Inc.*	24,925	491,770
Rogers Corp.*	13,684	579,654
Sanmina-SCI Corp.*	63,800	541,662
ScanSource, Inc.*	23,039	737,709
SYNNEX Corp.*	15,862	516,784
TTM Technologies, Inc.*	38,162	359,868
Universal Display Corp.*	26,560	913,133
Viasystems Group, Inc.*	12,546	217,046
Zygo Corp.*	13,400	245,086

		20,777,147

Internet Software & Services (2.5%)
Active Network, Inc.*	27,700	347,081
Ancestry.com, Inc.*	23,200	697,856
Angie’s List, Inc.*	25,300	267,674
Bankrate, Inc.*	32,929	513,034
Bazaarvoice, Inc.*	1,600	24,240
Blucora, Inc.*	26,800	477,308
Brightcove, Inc.*	13,600	158,848
comScore, Inc.*	23,363	356,286
Constant Contact, Inc.*	18,346	319,220
Cornerstone OnDemand, Inc.*	24,000	735,840
CoStar Group, Inc.*	18,236	1,486,963
DealerTrack Holdings, Inc.*	37,064	1,032,232
Demand Media, Inc.*	13,900	151,093
Demandware, Inc.*	6,100	193,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Dice Holdings, Inc.*	35,600	$299,752
Digital River, Inc.*	35,331	588,614
EarthLink, Inc.	103,433	736,443
Envestnet, Inc.*	20,800	243,360
ExactTarget, Inc.*	10,200	247,044
Internap Network Services Corp.*	37,300	262,965
IntraLinks Holdings, Inc.*	23,500	153,690
j2 Global, Inc.	33,278	1,092,184
Keynote Systems, Inc.	10,100	146,248
KIT Digital, Inc.*	19,200	57,600
Limelight Networks, Inc.*	118,200	276,588
Liquidity Services, Inc.*	16,800	843,528
LivePerson, Inc.*	34,100	617,551
LogMeIn, Inc.*	27,900	625,797
Millennial Media, Inc.*	15,300	219,555
Monster Worldwide, Inc.*	86,300	632,579
Move, Inc.*	29,550	254,721
NIC, Inc.	46,855	693,454
OpenTable, Inc.*	17,300	719,680
Perficient, Inc.*	22,700	273,989
QuinStreet, Inc.*	20,000	167,800
RealNetworks, Inc.*	19,625	163,280
Responsys, Inc.*	25,400	259,842
SciQuest, Inc.*	11,500	209,300
SPS Commerce, Inc.*	7,900	303,913
Stamps.com, Inc.*	8,500	196,690
Synacor, Inc.*	18,600	140,988
Travelzoo, Inc.*	11,300	266,341
United Online, Inc.	72,273	398,947
Unwired Planet, Inc.*	79,841	153,295
ValueClick, Inc.*	62,424	1,073,069
VistaPrint N.V.*	26,300	898,145
Vocus, Inc.*	12,900	258,774
Web.com Group, Inc.*	21,000	376,950
WebMD Health Corp.*	36,100	506,483
Yelp, Inc.*	6,100	165,005

		21,285,514

IT Services (2.0%)
Acxiom Corp.*	63,869	1,166,887
CACI International, Inc., Class A*	18,659	966,350
Cardtronics, Inc.*	31,600	941,048
Cass Information Systems, Inc.	6,710	281,619
CIBER, Inc.*	46,400	161,008
Convergys Corp.	77,200	1,209,724
CSG Systems International, Inc.*	33,465	752,628
EPAM Systems, Inc.*	12,900	244,326
Euronet Worldwide, Inc.*	44,426	834,765
ExlService Holdings, Inc.*	11,900	351,050
Forrester Research, Inc.	11,280	324,526
Global Cash Access Holdings, Inc.* .	40,400	325,220
Hackett Group, Inc.*	10,719	44,805
Heartland Payment Systems, Inc.	27,137	859,700
Higher One Holdings, Inc.*	22,500	303,300
iGATE Corp.*	19,000	345,230
Lionbridge Technologies, Inc.*	46,700	164,384
ManTech International Corp., Class A	18,541	444,984
MAXIMUS, Inc.	25,884	1,545,792
MoneyGram International, Inc.*	8,475	126,616
Sapient Corp.*	83,569	890,846
ServiceSource International, Inc.*	35,300	362,178
Syntel, Inc.	12,582	785,243
TeleTech Holdings, Inc.*	18,625	317,556
TNS, Inc.*	23,218	347,109
Unisys Corp.*	34,464	717,540
Virtusa Corp.*	13,800	245,226
Wright Express Corp.*	28,302	1,973,215

		17,032,875

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Energy Industries, Inc.*	26,403	325,285
Amkor Technology, Inc.*	56,909	250,400
ANADIGICS, Inc.*	48,100	66,859
Applied Micro Circuits Corp.*	44,200	223,652
ATMI, Inc.*	29,870	554,686
AuthenTec, Inc.*	31,700	253,917
Axcelis Technologies, Inc.*	74,300	78,015
Brooks Automation, Inc.	59,550	478,186
Cabot Microelectronics Corp.	16,920	594,569
Cavium, Inc.*	35,400	1,179,882
CEVA, Inc.*	16,200	232,956
Cirrus Logic, Inc.*	45,967	1,764,673
Cymer, Inc.*	21,598	1,102,794
Diodes, Inc.*	29,708	505,333
Entegris, Inc.*	100,746	819,065
Entropic Communications, Inc.*	62,845	365,758
Exar Corp.*	27,032	216,256
First Solar, Inc.*	42,900	950,021
FormFactor, Inc.*	42,795	239,224
GT Advanced Technologies, Inc.*	92,400	503,580
Hittite Microwave Corp.*	21,915	1,215,625
Inphi Corp.*	16,100	171,626
Integrated Device Technology, Inc.*	130,200	765,576
Intermolecular, Inc.*	32,000	227,200
International Rectifier Corp.*	49,300	822,817
Intersil Corp., Class A	90,700	793,625
IXYS Corp.*	21,700	215,264
Lattice Semiconductor Corp.*	96,400	369,212
LTX-Credence Corp.*	35,900	206,425
MA-COM Technology Solutions Holdings, Inc.*	13,700	173,990
MaxLinear, Inc., Class A*	14,100	94,329
MEMC Electronic Materials, Inc.*	164,300	451,825
Micrel, Inc.	40,675	423,834
Microsemi Corp.*	61,627	1,236,854
MIPS Technologies, Inc.*	29,600	218,744
MKS Instruments, Inc.	42,872	1,092,807
Monolithic Power Systems, Inc.*	31,496	622,046
Nanometrics, Inc.*	14,400	198,864
NVE Corp.*	3,743	221,548
OmniVision Technologies, Inc.*	41,618	580,779
Pericom Semiconductor Corp.*	21,500	186,728
Photronics, Inc.*	40,500	217,485
Power Integrations, Inc.	24,124	734,093
Rambus, Inc.*	72,100	399,434
RF Micro Devices, Inc.*	212,846	840,742
Rubicon Technology, Inc.*	8,000	76,640
Semtech Corp.*	46,296	1,164,344
Sigma Designs, Inc.*	20,459	135,234
Silicon Image, Inc.*	60,800	279,072
Spansion, Inc., Class A*	36,900	439,848
STR Holdings, Inc.*	19,800	61,380
SunPower Corp.*	38,300	172,733
Tessera Technologies, Inc.	43,710	597,953
TriQuint Semiconductor, Inc.*	125,665	634,608
Ultratech, Inc.*	17,324	543,627
Veeco Instruments, Inc.*	30,694	921,434
Volterra Semiconductor Corp.*	19,883	434,841

		28,648,297

Software (4.1%)
Accelrys, Inc.*	31,958	276,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ACI Worldwide, Inc.*	31,072	$1,313,103
Actuate Corp.*	37,203	261,537
Advent Software, Inc.*	27,014	663,734
American Software, Inc., Class A	5,690	46,430
Aspen Technology, Inc.*	66,700	1,724,195
AVG Technologies N.V.*	16,500	158,400
Blackbaud, Inc.	32,187	769,913
Bottomline Technologies, Inc.*	23,491	579,993
BroadSoft, Inc.*	16,600	680,932
CommVault Systems, Inc.*	32,214	1,890,962
Comverse Technology, Inc.*	156,000	959,400
Deltek, Inc.*	21,900	285,138
Ebix, Inc.	18,849	445,025
Ellie Mae, Inc.*	15,400	419,342
EPIQ Systems, Inc.	22,400	300,608
Fair Isaac Corp.	25,627	1,134,251
FalconStor Software, Inc.*	43,609	102,481
Guidewire Software, Inc.*	13,800	428,490
Imperva, Inc.*	5,700	210,843
Infoblox, Inc.*	11,500	267,375
Interactive Intelligence Group, Inc.*	10,000	300,500
JDA Software Group, Inc.*	33,455	1,063,200
Jive Software, Inc.*	7,090	111,384
Kenexa Corp.*	18,700	857,021
Manhattan Associates, Inc.*	14,850	850,459
Mentor Graphics Corp.*	69,118	1,069,947
MicroStrategy, Inc., Class A*	6,309	845,848
Monotype Imaging Holdings, Inc.	26,300	410,017
NetScout Systems, Inc.*	27,454	700,351
OPNET Technologies, Inc.	10,100	344,107
Parametric Technology Corp.*	92,645	2,019,661
Pegasystems, Inc.	10,425	302,742
Progress Software Corp.*	44,177	944,946
Proofpoint, Inc.*	15,500	230,175
PROS Holdings, Inc.*	14,900	284,143
QLIK Technologies, Inc.*	60,800	1,362,528
Quest Software, Inc.*†	47,511	1,330,308
RealPage, Inc.*	22,300	503,980
Sourcefire, Inc.*	20,346	997,564
SS&C Technologies Holdings, Inc.*	24,100	607,561
Synchronoss Technologies, Inc.*	16,634	380,919
Take-Two Interactive Software, Inc.*	53,356	556,503
Tangoe, Inc.*	21,200	278,356
TiVo, Inc.*	92,067	960,259
Tyler Technologies, Inc.*	23,277	1,024,653
Ultimate Software Group, Inc.*	18,170	1,855,157
VASCO Data Security International, Inc.*	19,200	180,096
Verint Systems, Inc.*	15,500	425,320
VirnetX Holding Corp.*	28,000	712,040
Websense, Inc.*	30,304	474,258

		34,902,911

Total Information Technology		145,707,080

Materials (5.0%)
Chemicals (2.1%)
A. Schulman, Inc.	21,143	503,626
American Vanguard Corp.	16,000	556,800
Balchem Corp.	24,885	914,026
Calgon Carbon Corp.*	51,138	731,785
Chemtura Corp.*	70,700	1,217,454
Ferro Corp.*	61,773	211,882
Flotek Industries, Inc.*	36,700	464,989
FutureFuel Corp.	21,191	256,623
Georgia Gulf Corp.	27,000	977,940
H.B. Fuller Co.	35,259	1,081,746
Hawkins, Inc.	6,800	282,540
Innophos Holdings, Inc.	14,913	723,131
Innospec, Inc.*	17,400	590,208
Koppers Holdings, Inc.	16,713	583,785
Kraton Performance Polymers, Inc.*	23,400	610,740
LSB Industries, Inc.*	14,100	618,567
Minerals Technologies, Inc.	12,925	916,770
Olin Corp.	57,903	1,258,232
OM Group, Inc.*	21,487	398,369
OMNOVA Solutions, Inc.*	31,300	236,941
PolyOne Corp.	73,100	1,211,267
Quaker Chemical Corp.	9,100	424,697
Sensient Technologies Corp.	35,525	1,305,899
Stepan Co.	6,244	600,173
TPC Group, Inc.*	9,700	395,857
Tredegar Corp.	17,129	303,869
Zep, Inc.	15,100	228,312
Zoltek Cos., Inc.*	25,900	199,171

		17,805,399

Construction Materials (0.3%)
Eagle Materials, Inc.	32,700	1,512,702
Headwaters, Inc.*	45,700	300,706
Texas Industries, Inc.*	20,526	834,382
United States Lime & Minerals, Inc.*	5,000	241,050

		2,888,840

Containers & Packaging (0.2%)
Boise, Inc.	76,500	670,140
Graphic Packaging Holding Co.*	119,253	692,860
Myers Industries, Inc.	22,900	357,698

		1,720,698

Metals & Mining (1.6%)
AK Steel Holding Corp.	78,700	377,760
AMCOL International Corp.	23,149	784,288
Century Aluminum Co.*	30,291	216,581
Coeur d’Alene Mines Corp.*	65,236	1,880,754
General Moly, Inc.*	75,500	239,335
Globe Specialty Metals, Inc.	49,200	748,824
Gold Resource Corp.	20,900	448,305
Golden Star Resources Ltd.*	162,700	320,519
Haynes International, Inc.	9,533	497,146
Hecla Mining Co.	199,429	1,306,260
Horsehead Holding Corp.*	32,667	305,110
Kaiser Aluminum Corp.	13,791	805,256
Materion Corp.	19,245	458,031
McEwen Mining, Inc.*	140,400	644,436
Noranda Aluminum Holding Corp.	18,700	125,103
Paramount Gold and Silver Corp.*	79,400	211,204
Redcorp Ventures Ltd.(b)*†	46,400	—
RTI International Metals, Inc.*	27,586	660,409
Schnitzer Steel Industries, Inc., Class A	18,000	506,700
Stillwater Mining Co.*	75,678	892,243
SunCoke Energy, Inc.*	50,910	820,669
U.S. Silica Holdings, Inc.*	15,600	211,536
Worthington Industries, Inc.	43,380	939,611

		13,400,080

Paper & Forest Products (0.8%)
Buckeye Technologies, Inc.	29,020	930,381
Clearwater Paper Corp.*	21,138	873,211
Deltic Timber Corp.	9,253	603,851
KapStone Paper and Packaging Corp.*	27,486	615,412
Louisiana-Pacific Corp.*	103,548	1,294,350
Neenah Paper, Inc.	10,700	306,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
P.H. Glatfelter Co.	28,215	$502,509
Resolute Forest Products*	57,700	750,100
Schweitzer-Mauduit International, Inc.	22,164	731,190
Wausau Paper Corp.	35,600	329,656

		6,937,108

Total Materials		42,752,125

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
8x8, Inc.*	57,000	373,920
Atlantic Tele-Network, Inc.	6,800	292,264
Cbeyond, Inc.*	17,908	176,573
Cincinnati Bell, Inc.*	118,537	675,661
Cogent Communications Group, Inc.	39,925	917,876
Consolidated Communications Holdings, Inc.	34,117	586,471
General Communication, Inc., Class A*	38,100	373,380
IDT Corp., Class B	7,500	77,025
Iridium Communications, Inc.*	32,000	234,240
Lumos Networks Corp.	13,460	105,795
magicJack VocalTec Ltd.*	12,700	311,531
Neutral Tandem, Inc.*	30,573	286,775
Premiere Global Services, Inc.*	58,452	546,526
Towerstream Corp.*	55,200	224,112
Vonage Holdings Corp.*	64,300	146,604

		5,328,753

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	24,900	197,706
Leap Wireless International, Inc.*	44,800	305,536
Shenandoah Telecommunications Co.	21,724	382,343
USA Mobility, Inc.	17,700	210,099

		1,095,684

Total Telecommunication Services		6,424,437

Utilities (3.7%)
Electric Utilities (1.6%)
ALLETE, Inc.	25,023	1,044,460
Cleco Corp.	46,481	1,951,272
El Paso Electric Co.	30,846	1,056,476
Empire District Electric Co.	30,023	646,996
IDACORP, Inc.	37,108	1,605,663
MGE Energy, Inc.	15,453	818,854
Otter Tail Corp.	32,825	783,205
PNM Resources, Inc.	59,481	1,250,885
Portland General Electric Co.	57,432	1,552,961
UIL Holdings Corp.	39,731	1,424,754
Unitil Corp.	9,800	266,756
UNS Energy Corp.	28,643	1,198,996

		13,601,278

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	7,500	355,200
Laclede Group, Inc.	16,352	703,136
New Jersey Resources Corp.	32,311	1,477,259
Northwest Natural Gas Co.	19,342	952,400
Piedmont Natural Gas Co., Inc.#	55,177	1,792,149
South Jersey Industries, Inc.	20,976	1,110,260
Southwest Gas Corp.	31,836	1,407,151
WGL Holdings, Inc.	38,325	1,542,581

		9,340,136

Independent Power Producers & Energy Traders (0.3%)
Atlantic Power Corp.	82,830	1,239,137
GenOn Energy, Inc.*	550,300	1,392,259
Ormat Technologies, Inc.	12,600	236,250

		2,867,646

Multi-Utilities (0.5%)
Avista Corp.	46,099	1,186,588
Black Hills Corp.	31,219	1,110,460
CH Energy Group, Inc.	10,368	676,097
NorthWestern Corp.	26,578	962,921

		3,936,066

Water Utilities (0.2%)
American States Water Co.	16,779	745,491
California Water Service Group	33,500	624,775
SJW Corp.	10,200	258,672

		1,628,938

Total Utilities		31,374,064

Total Common Stocks (99.6%) (Cost $607,716,569)		853,278,184

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$19,200	17,280

Total Financials		17,280

Total Corporate Bonds		17,280

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		17,280

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc.,expiring 12/31/49(b)*† (Cost $—)	10,000	9,500

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 10/14/13(b)* (Cost $—)	7,330	—

Total Investments (99.6%) (Cost $607,735,769)		853,304,964
Other Assets Less Liabilities (0.4%)		3,307,015

Net Assets (100%)		$856,611,979

*	Non-income producing.

†	Securities (totaling $1,339,808 or 0.2% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,126,208.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

					Unrealized
	Number of	Expiration	Original	Value at	Appreciation/
	Contracts	Date	Value	9/30/2012	(Depreciation)
Purchase
Russell 2000 Mini Index	33	December-12	$2,815,280	$2,753,520	$(61,760)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities (a)	credit risk, etc.)	value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$119,906,170	$—	$—	$119,906,170
Consumer Staples	30,943,323	—	—	30,943,323
Energy	52,427,809	—	—	52,427,809
Financials	183,875,251	—	—	183,875,251
Health Care	114,089,234	—	—	114,089,234
Industrials	125,778,691	—	—	125,778,691
Information Technology	144,376,772	—	1,330,308	145,707,080
Materials	42,752,125	—	—	42,752,125
Telecommunication Services	6,424,437	—	—	6,424,437
Utilities	31,374,064	—	—	31,374,064
Corporate Bonds
Financials	—	17,280	—	17,280
Rights
Health Care	—	—	9,500	9,500
Warrants
Energy	—	—	—	—

Total Assets	$851,947,876	$17,280	$1,339,808	$853,304,964

Liabilities:
Futures	$(61,760)	$—	$—	$(61,760)

Total Liabilities	$(61,760)	$—	$—	$(61,760)

Total	$851,886,116	$17,280	$1,339,808	$853,243,204

(a)	A Security with a market value of $852,008 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Materials††	Investments in Common Stocks - Information Technology	Investments in Rights - Health Care
Balance as of 12/31/11	$—	$—	$9,500
Total gains or losses (realized/unrealized) included in earnings	—	456,601	—
Purchases	—	—	—
Sales	—	(9,998)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	883,705	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/12	$—	$1,330,308	$9,500

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$446,603	$—

††	Security held with $0 market value.

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$124,941,505
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$164,352,002

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$294,729,786
Aggregate gross unrealized depreciation	(54,745,729)

Net unrealized appreciation	$239,984,057

Federal income tax cost of investments	$613,320,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (19.6%)
Automobiles (0.3%)
Harley-Davidson, Inc.	64,000	$2,711,680

Hotels, Restaurants & Leisure (5.6%)
Carnival plc	105,338	3,883,378
Chipotle Mexican Grill, Inc.*	24,000	7,620,960
Las Vegas Sands Corp.	166,600	7,725,242
Marriott International, Inc., Class A	165,709	6,479,222
MGM Resorts International*	65,800	707,350
Starbucks Corp.	323,000	16,392,250
Starwood Hotels & Resorts
Worldwide, Inc.	119,100	6,903,036
Yum! Brands, Inc.	49,300	3,270,562

		52,982,000

Household Durables (0.9%)
D.R. Horton, Inc.	222,500	4,592,400
Lennar Corp., Class A	130,000	4,520,100

		9,112,500

Internet & Catalog Retail ( 6.6%)
Amazon.com, Inc.*	150,800	38,351,456
priceline.com, Inc.*	39,300	24,316,089

		62,667,545

Media (1.0%)
Charter Communications, Inc., Class A*	14,100	1,058,487
Walt Disney Co.	156,800	8,197,504

		9,255,991

Multiline Retail (0.3%)
Dollar Tree, Inc.*	60,200	2,906,155

Specialty Retail (3.1%)
AutoZone, Inc.*	22,800	8,428,476
CarMax, Inc.*	170,800	4,833,640
Home Depot, Inc.	150,400	9,079,648
Ross Stores, Inc.	78,100	5,045,260
Tractor Supply Co.	20,800	2,056,912

		29,443,936

Textiles, Apparel & Luxury Goods (1.8%)
Fossil, Inc.*	43,060	3,647,182
NIKE, Inc., Class B	74,600	7,080,286
Prada S.p.A	402,800	3,007,734
Ralph Lauren Corp.	23,600	3,569,028

		17,304,230

Total Consumer Discretionary		186,384,037

Consumer Staples (2.4%)
Beverages (0.4%)
Monster Beverage Corp.*	78,400	4,246,144

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	74,000	7,409,250
CVS Caremark Corp.	177,600	8,599,392
Whole Foods Market, Inc.	30,700	2,990,180

		18,998,822

Total Consumer Staples		23,244,966

Energy (4.1%)
Energy Equipment & Services (1.3%)
FMC Technologies, Inc.*	129,200	5,981,960
Schlumberger Ltd.	94,900	6,864,117

		12,846,077

Oil, Gas & Consumable Fuels (2.8%)
EOG Resources, Inc.	66,400	7,440,120
Occidental Petroleum Corp.	63,100	5,430,386
Pioneer Natural Resources Co.	22,500	2,349,000
Range Resources Corp.	71,500	4,995,705
Williams Cos., Inc.	177,300	6,200,181

		26,415,392

Total Energy		39,261,469

Financials (5.9%)
Capital Markets (1.6%)
Franklin Resources, Inc.	69,800	8,729,886
Invesco Ltd.	271,500	6,784,785

		15,514,671

Commercial Banks (0.4%)
U.S. Bancorp	112,200	3,848,460

Consumer Finance (1.3%)
American Express Co.	212,000	12,054,320

Diversified Financial Services ( 0.4%)
IntercontinentalExchange, Inc.*	29,500	3,935,595

Real Estate Investment Trusts (REITs) (2.2%)
American Tower Corp. (REIT)	284,400	20,303,316

Total Financials		55,656,362

Health Care (9.3%)
Biotechnology (3.1%)
Alexion Pharmaceuticals, Inc.*	68,200	7,802,080
Biogen Idec, Inc.*	52,500	7,834,575
Celgene Corp.*	45,100	3,445,640
Gilead Sciences, Inc.*	104,300	6,918,219
Regeneron Pharmaceuticals, Inc.*	22,900	3,495,914

		29,496,428

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	67,900	4,091,654
Covidien plc	19,300	1,146,806
Edwards Lifesciences Corp.*	54,050	5,803,348
Stryker Corp.	98,000	5,454,680

		16,496,488

Health Care Providers & Services (3.0%)
Catamaran Corp.*	44,759	4,385,039
Express Scripts Holding Co.*	136,700	8,566,989
McKesson Corp.	109,400	9,411,682
UnitedHealth Group, Inc.	102,800	5,696,148

		28,059,858

Pharmaceuticals (1.5%)
Allergan, Inc.	39,500	3,617,410
Novo Nordisk A/S, Class B	30,713	4,851,929
Valeant Pharmaceuticals International, Inc.*	103,200	5,703,864

		14,173,203

Total Health Care		88,225,977

Industrials (12.1%)
Aerospace & Defense (2.2%)
Boeing Co.	84,900	5,910,738
Precision Castparts Corp.	90,800	14,831,272

		20,742,010

Air Freight & Logistics (1.8%)
FedEx Corp.	96,000	8,123,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
United Parcel Service, Inc., Class B	121,000	$8,659,970

		16,783,490

Airlines (0.2%)
United Continental Holdings, Inc.*	92,700	1,807,650

Electrical Equipment (1.1%)
Babcock & Wilcox Co.*	82,850	2,110,190
Roper Industries, Inc.	76,700	8,428,563

		10,538,753

Industrial Conglomerates (2.4%)
Danaher Corp.	414,900	22,881,735

Machinery (0.3%)
Deere & Co.	40,500	3,340,845

Professional Services (0.4%)
IHS, Inc., Class A*	43,900	4,273,665

Road & Rail (2.1%)
J.B. Hunt Transport Services, Inc.	74,900	3,897,796
Kansas City Southern	89,600	6,789,888
Union Pacific Corp.	77,900	9,246,730

		19,934,414

Trading Companies & Distributors (1.6%)
Fastenal Co.	260,400	11,194,596
W.W. Grainger, Inc.	17,300	3,604,801

		14,799,397

Total Industrials		115,101,959

Information Technology (37.4%)
Communications Equipment (3.3%)
Juniper Networks, Inc.*	416,400	7,124,604
QUALCOMM, Inc.	395,800	24,733,542

		31,858,146

Computers & Peripherals (13.0%)
Apple, Inc.	174,500	116,436,870
EMC Corp.*	262,600	7,161,102

		123,597,972

Electronic Equipment, Instruments & Components (0.4%)
Trimble Navigation Ltd.*	84,000	4,003,440

Internet Software & Services (10.7%)
Akamai Technologies, Inc.*	114,900	4,396,074
Baidu, Inc. (ADR)*	96,400	11,261,448
eBay, Inc.*	357,600	17,311,416
Google, Inc., Class A*	66,200	49,947,900
LinkedIn Corp., Class A*	52,000	6,260,800
Rackspace Hosting, Inc.*	79,100	5,227,719
Tencent Holdings Ltd.	227,200	7,741,276

		102,146,633

IT Services (6.5%)
Accenture plc, Class A	152,000	10,644,560
Alliance Data Systems Corp.*	13,600	1,930,520
Mastercard, Inc., Class A	58,700	26,501,876
Teradata Corp.*	62,600	4,720,666
Visa, Inc., Class A	131,100	17,604,108

		61,401,730

Semiconductors & Semiconductor Equipment (0.7%)
Broadcom Corp., Class A*	193,000	6,673,940

Software (2.8%)
Autodesk, Inc.*	103,300	3,447,121
Check Point Software Technologies Ltd.*	58,100	2,798,096
Informatica Corp.*	94,000	3,272,140
Nuance Communications, Inc.*	116,700	2,904,663
Red Hat, Inc.*	103,100	5,870,514
Salesforce.com, Inc.*	51,500	7,863,535

		26,156,069

Total Information Technology		355,837,930

Materials (3.1%)
Chemicals (3.1%)
Ecolab, Inc.	60,800	3,940,448
Praxair, Inc.	156,000	16,205,280
Sherwin-Williams Co.	63,700	9,485,567

Total Materials		29,631,295

Telecommunication Services (2.7%)
Wireless Telecommunication Services (2.7%)
Crown Castle International Corp.*	397,300	25,466,930

Total Telecommunication Services		25,466,930

Total Investments (96.6%) (Cost $606,257,083)		918,810,925
Other Assets Less Liabilities (3.4%)		32,195,481

Net Assets (100%)		$951,006,406

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$179,492,925	$6,891,112	$—	$186,384,037
Consumer Staples	23,244,966	—	—	23,244,966
Energy	39,261,469	—	—	39,261,469
Financials	55,656,362	—	—	55,656,362
Health Care	83,374,048	4,851,929	—	88,225,977
Industrials	115,101,959	—	—	115,101,959
Information Technology	348,096,654	7,741,276	—	355,837,930
Materials	29,631,295	—	—	29,631,295
Telecommunication Services	25,466,930	—	—	25,466,930

Total Assets	$899,326,608	$19,484,317	$—	$918,810,925

Total Liabilities	$—	$—	$—	$—

Total	$899,326,608	$19,484,317	$—	$918,810,925

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$242,634,265
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$185,968,997

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318,640,133
Aggregate gross unrealized depreciation	(7,797,941)

Net unrealized appreciation	$310,842,192

Federal income tax cost of investments	$607,968,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.9%)
Aisin Seiki Co., Ltd.	1,700	$48,360
BorgWarner, Inc.*	941	65,033
Bridgestone Corp.	5,700	132,201
Cie Generale des Etablissements
Michelin	42,332	3,316,147
Continental AG	690	67,565
Denso Corp.	4,200	131,909
GKN plc	13,409	46,510
Goodyear Tire & Rubber Co.*	2,016	24,575
Hyundai Mobis	6,859	1,916,206
Johnson Controls, Inc.	5,768	158,043
Koito Manufacturing Co., Ltd.	1,000	11,558
NGK Spark Plug Co., Ltd.	2,000	21,041
NHK Spring Co., Ltd.	1,400	12,019
NOK Corp.	900	14,404
Nokian Renkaat Oyj	958	38,964
Pirelli & C. S.p.A.	2,049	22,065
Stanley Electric Co., Ltd.	1,100	16,294
Sumitomo Rubber Industries Ltd.	1,400	16,630
Toyoda Gosei Co., Ltd.	600	12,017
Toyota Boshoku Corp.	700	7,266
Toyota Industries Corp.	1,400	39,198

		6,118,005

Automobiles (1.2%)
Bayerische Motoren Werke (BMW) AG	2,859	209,085
Bayerische Motoren Werke (BMW) AG (Preference)	448	22,994
Daihatsu Motor Co., Ltd.	2,000	33,367
Daimler AG (Registered)	7,830	378,983
Fiat S.p.A.*	7,802	41,628
Ford Motor Co.	32,141	316,910
Fuji Heavy Industries Ltd.	5,000	41,517
Harley-Davidson, Inc.	1,950	82,621
Honda Motor Co., Ltd.	14,100	433,082
Isuzu Motors Ltd.	10,000	48,309
Mazda Motor Corp.*	21,100	24,604
Mitsubishi Motors Corp.*	34,000	31,369
Nissan Motor Co., Ltd.	225,720	1,923,421
Peugeot S.A.*	1,996	15,774
Porsche Automobil Holding SE (Preference)	1,322	79,072
Renault S.A.	1,660	77,904
Suzuki Motor Corp.	3,100	60,181
Toyota Motor Corp.	107,930	4,204,346
Volkswagen AG	254	42,498
Volkswagen AG (Preference)	1,249	227,834
Yamaha Motor Co., Ltd.	2,400	20,974

		8,316,473

Distributors (0.0%)
Genuine Parts Co.	1,305	79,644
Jardine Cycle & Carriage Ltd.	1,000	39,195
Li & Fung Ltd.	50,000	77,508

		196,347

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	909	26,407
Benesse Holdings, Inc.	600	29,062
H&R Block, Inc.	2,258	39,131

		94,600

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	1,276	42,559
Autogrill S.p.A	893	8,486
Carnival Corp.	3,725	135,739
Carnival plc	1,569	57,843
Chipotle Mexican Grill, Inc.*	269	85,418
Compass Group plc	16,369	180,667
Crown Ltd.	3,470	32,755
Darden Restaurants, Inc.	1,066	59,430
Echo Entertainment Group Ltd.	6,438	25,577
Galaxy Entertainment Group Ltd.*	13,000	43,590
Genting Singapore plc	52,942	59,102
InterContinental Hotels Group plc	2,517	65,844
International Game Technology	2,079	27,214
Marriott International, Inc., Class A	2,106	82,345
McDonald’s Corp.	8,439	774,278
McDonald’s Holdings Co. Japan Ltd.	573	16,322
MGM China Holdings Ltd.	8,400	14,538
OPAP S.A.	2,171	11,159
Oriental Land Co., Ltd.	400	52,691
Sands China Ltd.	20,796	77,643
Shangri-La Asia Ltd.	13,000	25,215
SJM Holdings Ltd.	17,000	36,964
SKYCITY Entertainment Group Ltd.	4,996	15,652
Sodexo S.A.	816	61,438
Starbucks Corp.	6,370	323,278
Starwood Hotels & Resorts
Worldwide, Inc.	1,670	96,793
Tabcorp Holdings Ltd.	6,400	18,323
Tatts Group Ltd.	11,657	32,769
TUI Travel plc	3,893	14,716
Whitbread plc	1,541	56,437
Wyndham Worldwide Corp.	1,153	60,509
Wynn Macau Ltd.	13,600	36,745
Wynn Resorts Ltd.	668	77,114
Yum! Brands, Inc.	3,792	251,561

		2,960,714

Household Durables (0.1%)
Casio Computer Co., Ltd.	1,800	12,755
D.R. Horton, Inc.	2,319	47,864
Electrolux AB	2,072	51,100
Harman International Industries, Inc.	576	26,588
Husqvarna AB, Class B	3,493	17,819
Leggett & Platt, Inc.	1,213	30,386
Lennar Corp., Class A	1,333	46,348
Newell Rubbermaid, Inc.	2,412	46,045
Panasonic Corp.	19,100	126,289
PulteGroup, Inc.*	2,790	43,245
Rinnai Corp.	300	22,373
Sekisui Chemical Co., Ltd.	4,000	32,240
Sekisui House Ltd.	5,000	49,654
Sharp Corp.	9,000	22,258
Sony Corp.	8,700	102,451
Whirlpool Corp.	690	57,208

		734,623

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,017	767,283
Expedia, Inc.	816	47,197
Netflix, Inc.*	458	24,934
priceline.com, Inc.*	415	256,773
Rakuten, Inc.	6,300	64,179
TripAdvisor, Inc.*	974	32,074

		1,192,440

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,009	38,514
Mattel, Inc.	2,894	102,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Namco Bandai Holdings, Inc.	1,600	$27,104
Nikon Corp.	3,000	82,573
Sankyo Co., Ltd.	400	18,632
Sega Sammy Holdings, Inc.	1,800	34,159
Shimano, Inc.	600	43,670
Yamaha Corp.	1,400	12,988

		360,319

Media (3.9%)
Axel Springer AG	343	14,863
British Sky Broadcasting Group plc	9,437	113,301
Cablevision Systems Corp. - New York Group, Class A	1,930	30,590
CBS Corp., Class B	4,981	180,960
Comcast Corp. (NASDAQ), Class A	200,480	6,976,704
Comcast Corp., Class A	22,392	800,962
Dentsu, Inc.	1,561	39,605
DIRECTV*	5,254	275,625
Discovery Communications, Inc., Class A*	2,068	123,315
Eutelsat Communications S.A.	1,148	36,903
Fairfax Media Ltd.	19,516	8,401
Gannett Co., Inc.	1,990	35,322
Hakuhodo DY Holdings, Inc.	200	13,480
Interpublic Group of Cos., Inc.	3,694	41,077
ITV plc	32,020	45,708
J.C. Decaux S.A.	526	11,937
Jupiter Telecommunications Co., Ltd.	18	18,267
Kabel Deutschland Holding AG*	780	55,640
Lagardere S.C.A	1,023	27,942
McGraw-Hill Cos., Inc.	2,353	128,450
Mediaset S.p.A	5,638	10,585
Modern Times Group AB, Class B	396	17,489
News Corp., Class A	165,577	4,061,604
Omnicom Group, Inc.	2,178	112,298
Pearson plc	7,065	138,044
ProSiebenSat.1 Media AG (Preference)	753	18,971
Publicis Groupe S.A.	1,483	82,994
Reed Elsevier N.V.	122,591	1,639,157
Reed Elsevier plc	10,544	100,797
Scripps Networks Interactive, Inc., Class A	755	46,229
SES S.A. (FDR)	2,576	70,062
Singapore Press Holdings Ltd.	14,000	46,431
Time Warner Cable, Inc.	54,798	5,209,098
Time Warner, Inc.	49,664	2,251,269
Toho Co., Ltd.	1,000	18,388
Viacom, Inc., Class B	40,032	2,145,315
Walt Disney Co.	43,578	2,278,258
Washington Post Co., Class B	31	11,254
Wolters Kluwer N.V.	2,622	49,294
WPP plc	10,906	148,197

		27,434,786

Multiline Retail (0.8%)
Big Lots, Inc.*	548	16,210
Dollar Tree, Inc.*	1,920	92,688
Family Dollar Stores, Inc.	812	53,835
Harvey Norman Holdings Ltd.	5,254	10,573
Isetan Mitsukoshi Holdings Ltd.	3,100	32,335
J. Front Retailing Co., Ltd.	4,000	22,450
J.C. Penney Co., Inc.	1,194	29,002
Kohl’s Corp.	1,806	92,503
Lifestyle International Holdings Ltd.	4,500	9,297
Macy’s, Inc.	45,698	1,719,159
Marks & Spencer Group plc	13,873	79,931
Marui Group Co., Ltd.	1,900	13,464
Next plc	1,455	81,059
Nordstrom, Inc.	1,317	72,672
PPR S.A.	657	100,807
Takashimaya Co., Ltd.	2,000	13,736
Target Corp.	48,091	3,052,336

		5,492,057

Specialty Retail (1.9%)
ABC-Mart, Inc.	200	8,842
Abercrombie & Fitch Co., Class A	47,618	1,615,202
AutoNation, Inc.*	291	12,708
AutoZone, Inc.*	316	116,816
Bed Bath & Beyond, Inc.*	1,905	120,015
Best Buy Co., Inc.	2,352	40,431
CarMax, Inc.*	1,872	52,978
Fast Retailing Co., Ltd.	500	116,286
GameStop Corp., Class A	1,078	22,638
Gap, Inc.	2,495	89,271
Hennes & Mauritz AB, Class B	8,200	284,868
Home Depot, Inc.	49,035	2,960,243
Inditex S.A.	21,017	2,609,773
Kingfisher plc	884,514	3,773,603
Limited Brands, Inc.	1,965	96,796
Lowe’s Cos., Inc.	9,544	288,611
Nitori Holdings Co., Ltd.	300	27,870
O’Reilly Automotive, Inc.*	995	83,202
Ross Stores, Inc.	1,853	119,704
Sanrio Co., Ltd.	400	14,336
Shimamura Co., Ltd.	200	23,296
Staples, Inc.	5,552	63,959
Tiffany & Co.	967	59,838
TJX Cos., Inc.	6,143	275,145
Urban Outfitters, Inc.*	906	34,029
USS Co., Ltd.	190	20,086
Yamada Denki Co., Ltd.	750	32,916

		12,963,462

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	1,806	148,160
Asics Corp.	1,200	16,192
Burberry Group plc	3,790	61,262
Christian Dior S.A.	471	63,189
Cie Financiere Richemont S.A.,
Class A	4,508	270,336
Coach, Inc.	2,348	131,535
Fossil, Inc.*	492	41,672
Hugo Boss AG	178	15,669
Luxottica Group S.p.A	1,010	35,731
LVMH Moet Hennessy Louis Vuitton S.A.	2,194	329,870
NIKE, Inc., Class B	3,064	290,804
Ralph Lauren Corp.	508	76,825
Swatch Group AG	266	106,117
Swatch Group AG (Registered)	373	25,918
VF Corp.	746	118,882
Yue Yuen Industrial Holdings Ltd.	6,500	21,879

		1,754,041

Total Consumer Discretionary		67,617,867

Consumer Staples (4.9%)
Beverages (0.7%)
Anheuser-Busch InBev N.V.	6,944	590,461
Asahi Group Holdings Ltd.	3,400	83,824
Beam, Inc.	1,349	77,621
Brown-Forman Corp., Class B	1,284	83,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Carlsberg A/S, Class B	923	$81,776
Coca Cola Hellenic Bottling Co. S.A.*	1,740	32,467
Coca-Cola Amatil Ltd.	4,928	69,316
Coca-Cola Co.	32,399	1,228,894
Coca-Cola Enterprises, Inc.	2,316	72,421
Coca-Cola West Co., Ltd.	600	9,949
Constellation Brands, Inc., Class A*	1,231	39,823
Diageo plc	21,626	607,462
Dr. Pepper Snapple Group, Inc.	1,746	77,749
Heineken Holding N.V.	872	42,352
Heineken N.V.	1,989	118,571
Kirin Holdings Co., Ltd.	8,000	107,022
Molson Coors Brewing Co., Class B	1,306	58,835
Monster Beverage Corp.*	1,294	70,083
PepsiCo, Inc.	13,024	921,709
Pernod-Ricard S.A.	1,830	205,322
Remy Cointreau S.A.	192	22,082
SABMiller plc	8,249	362,317

		4,963,837

Food & Staples Retailing (2.0%)
Aeon Co., Ltd.	5,200	58,837
Carrefour S.A.	4,991	103,517
Casino Guichard Perrachon S.A.	479	42,404
Colruyt S.A.	650	28,312
Costco Wholesale Corp.	3,618	362,252
CVS Caremark Corp.	124,974	6,051,241
Delhaize Group S.A.	891	34,401
Distribuidora Internacional de Alimentacion S.A.	5,131	28,319
FamilyMart Co., Ltd.	500	24,603
J Sainsbury plc	10,576	59,346
Jeronimo Martins SGPS S.A.	1,904	31,771
Kesko Oyj, Class B	495	14,026
Koninklijke Ahold N.V.	9,038	113,204
Kroger Co.	4,492	105,742
Lawson, Inc.	500	38,442
Metcash Ltd.	6,695	24,584
Metro AG	1,120	33,499
Olam International Ltd.	14,000	23,387
Safeway, Inc.	2,004	32,244
Seven & I Holdings Co., Ltd.	6,500	199,648
Sysco Corp.	4,837	151,253
Tesco plc	758,085	4,064,197
Walgreen Co.	7,131	259,854
Wal-Mart Stores, Inc.	14,065	1,037,997
Wesfarmers Ltd.	8,695	309,002
Whole Foods Market, Inc.	1,445	140,743
WM Morrison Supermarkets plc	20,605	94,894
Woolworths Ltd.	10,601	316,257

		13,783,976

Food Products (1.2%)
Ajinomoto Co., Inc.	6,000	94,106
Archer-Daniels-Midland Co.	5,524	150,142
Aryzta AG*	754	36,157
Associated British Foods plc	3,077	64,047
Barry Callebaut AG (Registered)*	16	14,843
Campbell Soup Co.	1,515	52,752
ConAgra Foods, Inc.	3,480	96,013
D.E Master Blenders 1753 N.V.*	5,166	62,237
Danone S.A.	4,994	307,464
Dean Foods Co.*	1,520	24,852
General Mills, Inc.	5,401	215,230
Golden Agri-Resources Ltd.	57,244	30,786
H.J. Heinz Co.	2,671	149,442
Hershey Co.	1,283	90,952
Hormel Foods Corp.	1,147	33,538
J.M. Smucker Co.	893	77,093
Kellogg Co.	2,104	108,693
Kerry Group plc, Class A	1,332	68,211
Kikkoman Corp.	1,000	13,672
Kraft Foods, Inc., Class A	14,851	614,089
Lindt & Spruengli AG*	8	25,314
Lindt & Spruengli AG (Registered)*	1	36,098
McCormick & Co., Inc. (Non-Voting)	1,101	68,306
Mead Johnson Nutrition Co.	1,688	123,697
MEIJI Holdings Co., Ltd.	569	28,253
Nestle S.A. (Registered)	67,983	4,286,435
Nippon Meat Packers, Inc.	1,000	12,840
Nisshin Seifun Group, Inc.	1,500	18,452
Nissin Foods Holdings Co., Ltd.	500	19,605
Suedzucker AG	571	20,215
Tate & Lyle plc	4,041	43,427
Toyo Suisan Kaisha Ltd.	1,000	25,013
Tyson Foods, Inc., Class A	2,468	39,537
Unilever N.V. (CVA)	14,071	497,796
Unilever plc	11,090	403,291
Wilmar International Ltd.	17,000	45,021
Yakult Honsha Co., Ltd.	800	37,929
Yamazaki Baking Co., Ltd.	1,000	13,391

		8,048,939

Household Products (0.4%)
Clorox Co.	1,098	79,111
Colgate-Palmolive Co.	3,730	399,931
Henkel AG & Co. KGaA	1,120	73,071
Henkel AG & Co. KGaA (Preference)	1,538	122,320
Kimberly-Clark Corp.	3,298	282,902
Procter & Gamble Co.	23,049	1,598,679
Reckitt Benckiser Group plc	5,623	323,703
Svenska Cellulosa AB, Class B	4,997	92,807
Unicharm Corp.	1,000	57,406

		3,029,930

Personal Products (0.1%)
Avon Products, Inc.	3,552	56,654
Beiersdorf AG	869	63,764
Estee Lauder Cos., Inc., Class A	2,021	124,433
Kao Corp.	4,600	135,571
L’Oreal S.A.	2,077	256,923
Shiseido Co., Ltd.	3,100	42,544

		679,889

Tobacco (0.5%)
Altria Group, Inc.	17,011	567,997
British American Tobacco plc	16,872	866,252
Imperial Tobacco Group plc	8,571	317,223
Japan Tobacco, Inc.	7,800	234,080
Lorillard, Inc.	1,074	125,067
Philip Morris International, Inc.	14,107	1,268,783
Reynolds American, Inc.	2,687	116,455
Swedish Match AB	1,771	71,608

		3,567,465

Total Consumer Staples		34,074,036

Energy (8.9%)
Energy Equipment & Services (2.1%)
Aker Solutions ASA	1,416	26,818
AMEC plc	2,864	53,000
Baker Hughes, Inc.	81,607	3,691,085
Cameron International Corp.*	2,025	113,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cie Generale de Geophysique-Veritas*	1,181	$37,182
Diamond Offshore Drilling, Inc.	575	37,841
Ensco plc, Class A	1,952	106,501
FMC Technologies, Inc.*	1,987	91,998
Fugro N.V. (CVA)	598	40,667
Halliburton Co.	90,525	3,049,787
Helmerich & Payne, Inc.	877	41,754
Nabors Industries Ltd.*	2,362	33,139
National Oilwell Varco, Inc.	3,569	285,913
Noble Corp.*	98,784	3,534,491
Petrofac Ltd.	2,240	57,693
Rowan Cos., plc, Class A*	1,046	35,323
Saipem S.p.A.	2,286	109,779
SBM Offshore N.V.*	125,941	1,794,811
Schlumberger Ltd.	11,105	803,225
Seadrill Ltd.	3,043	118,822
Subsea 7 S.A.	2,431	56,098
Technip S.A.	857	95,272
Tenaris S.A.	4,076	83,177
Transocean Ltd.	3,028	135,061
WorleyParsons Ltd.	1,776	52,117

		14,485,096

Oil, Gas & Consumable Fuels (6.8%)
Alpha Natural Resources, Inc.*	1,878	12,338
Anadarko Petroleum Corp.	4,182	292,405
Apache Corp.	3,266	282,411
BG Group plc	29,339	592,208
BP plc	830,366	5,852,919
Cabot Oil & Gas Corp.	1,731	77,722
Caltex Australia Ltd.	1,163	19,942
Chesapeake Energy Corp.	53,643	1,012,243
Chevron Corp.	51,080	5,953,885
China Shenhua Energy Co., Ltd., Class H	221,000	857,887
ConocoPhillips	10,164	581,178
CONSOL Energy, Inc.	1,870	56,194
Cosmo Oil Co., Ltd.	5,000	9,226
Denbury Resources, Inc.*	3,328	53,781
Devon Energy Corp.	3,148	190,454
Eni S.p.A.	176,510	3,860,547
EOG Resources, Inc.	2,269	254,241
EQT Corp.	1,238	73,042
Exxon Mobil Corp.	38,628	3,532,531
Galp Energia SGPS S.A., Class B	1,998	32,402
Hess Corp.	2,459	132,098
Idemitsu Kosan Co., Ltd.	200	16,402
INPEX Corp.	19	113,333
Japan Petroleum Exploration Co.	300	12,032
JX Holdings, Inc.	19,394	106,115
Kinder Morgan, Inc.	4,787	170,034
Lundin Petroleum AB*	1,922	46,845
Marathon Oil Corp.	5,879	173,842
Marathon Petroleum Corp.	2,813	153,562
Murphy Oil Corp.	1,509	81,018
Neste Oil Oyj	1,114	14,602
Newfield Exploration Co.*	1,109	34,734
Noble Energy, Inc.	1,502	139,250
Occidental Petroleum Corp.	6,778	583,315
OMV AG	1,298	45,428
Origin Energy Ltd.	9,380	110,142
Peabody Energy Corp.	2,245	50,041
Petroleo Brasileiro S.A. (ADR)	69,790	1,540,265
Phillips 66	5,246	243,257
Pioneer Natural Resources Co.	1,035	108,054
QEP Resources, Inc.	1,463	46,319
Range Resources Corp.	1,343	93,835
Repsol S.A.	92,896	1,801,384
Royal Dutch Shell plc, Class A	31,785	1,099,412
Royal Dutch Shell plc, Class B	178,844	6,347,764
Santos Ltd.	8,158	96,132
Showa Shell Sekiyu KK	1,500	7,957
Southwestern Energy Co.*	2,845	98,949
Spectra Energy Corp.	5,514	161,891
Statoil ASA	104,246	2,691,264
Sunoco, Inc.	888	41,585
Talisman Energy, Inc.	78,900	1,054,568
Tesoro Corp.	1,182	49,526
TonenGeneral Sekiyu KK	2,000	17,350
Total S.A.	114,539	5,681,470
Tullow Oil plc	7,819	172,978
Valero Energy Corp.	4,563	144,556
Whitehaven Coal Ltd.	3,721	11,078
Williams Cos., Inc.	5,296	185,201
Woodside Petroleum Ltd.	5,652	194,294
WPX Energy, Inc.*	1,660	27,539

		47,496,977

Total Energy		61,982,073

Financials (15.1%)
Capital Markets (1.7%)
3i Group plc	8,440	30,352
Aberdeen Asset Management plc	7,415	37,250
Ameriprise Financial, Inc.	1,764	100,001
Bank of New York Mellon Corp.	92,107	2,083,460
BlackRock, Inc.	1,078	192,207
Charles Schwab Corp.	9,354	119,638
Credit Suisse Group AG (Registered)*	175,391	3,716,685
Daiwa Securities Group, Inc.	14,500	55,183
Deutsche Bank AG (Registered)	8,032	317,335
E*TRADE Financial Corp.*	2,119	18,668
Federated Investors, Inc., Class B	760	15,724
Franklin Resources, Inc.	1,157	144,706
GAM Holding AG*	1,607	20,931
Goldman Sachs Group, Inc.	3,772	428,801
ICAP plc	4,751	24,635
Invesco Ltd.	3,626	90,614
Investec plc	4,602	28,417
Julius Baer Group Ltd.*	1,783	62,182
Legg Mason, Inc.	1,094	27,000
Macquarie Group Ltd.	2,865	84,579
Man Group plc	15,073	20,044
Mediobanca S.p.A.	4,491	23,997
Morgan Stanley	112,581	1,884,606
Nomura Holdings, Inc.	31,400	112,258
Northern Trust Corp.	1,832	85,032
Partners Group Holding AG	122	25,386
Ratos AB, Class B	1,661	14,653
SBI Holdings, Inc.	1,750	11,280
Schroders plc	976	23,924
State Street Corp.	4,010	168,260
T. Rowe Price Group, Inc.	2,149	136,032
UBS AG (Registered)*	104,341	1,270,287

		11,374,127

Commercial Banks (6.1%)
Aozora Bank Ltd.	5,000	15,313
Australia & New Zealand Banking Group Ltd.	23,151	594,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Banca Monte dei Paschi di Siena S.p.A.*	58,355	$16,918
Banco Bilbao Vizcaya Argentaria S.A.	46,065	361,864
Banco de Sabadell S.A.*	23,333	62,667
Banco Espirito Santo S.A. (Registered)*	18,026	13,111
Banco Popolare S.c.a.r.l.*	15,238	22,813
Banco Popular Espanol S.A.	9,944	21,736
Banco Santander S.A.*	84,518	629,394
Bank Hapoalim B.M.*	9,119	32,560
Bank Leumi Le-Israel B.M.*	10,767	30,130
Bank of East Asia Ltd.	11,600	43,533
Bank of Kyoto Ltd.	3,000	25,410
Bank of Yokohama Ltd.	10,000	47,540
Bankia S.A.*	6,589	11,007
Banque Cantonale Vaudoise (Registered)	26	13,477
Barclays plc	100,160	347,495
BB&T Corp.	5,797	192,228
Bendigo and Adelaide Bank Ltd.	3,150	25,094
BNP Paribas S.A.	161,249	7,662,738
BOC Hong Kong Holdings Ltd.	32,000	101,727
CaixaBank	6,664	25,057
Chiba Bank Ltd.	6,000	34,905
Chugoku Bank Ltd.	2,000	28,191
Comerica, Inc.	1,676	52,040
Commerzbank AG*	31,408	56,061
Commonwealth Bank of Australia	13,664	790,465
Credit Agricole S.A.*	8,640	59,622
Danske Bank A/S*	5,629	101,587
DBS Group Holdings Ltd.	201,088	2,357,934
DNB ASA	8,451	103,629
Erste Group Bank AG*	1,860	41,506
Fifth Third Bancorp	7,577	117,519
First Horizon National Corp.	2,224	21,417
Fukuoka Financial Group, Inc.	7,000	28,434
Gunma Bank Ltd.	3,000	15,261
Hachijuni Bank Ltd.	4,000	22,194
Hang Seng Bank Ltd.	6,600	101,204
HSBC Holdings plc (Hong Kong Exchange)	407,114	3,830,123
HSBC Holdings plc (London Stock Exchange)	156,246	1,446,471
Huntington Bancshares, Inc./Ohio	7,150	49,335
ICICI Bank Ltd. (ADR)	42,800	1,717,992
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	8,230	10,639
Intesa Sanpaolo S.p.A. (Quote MTF Exchange)	1,630,980	2,479,439
Iyo Bank Ltd.	2,000	16,299
Joyo Bank Ltd.	6,000	29,370
KB Financial Group, Inc. (ADR)	62,765	2,214,977
KBC Groep N.V.	124,171	2,979,096
KeyCorp	7,956	69,535
Lloyds Banking Group plc*	6,598,943	4,137,714
M&T Bank Corp.	995	94,684
Mitsubishi UFJ Financial Group, Inc.	110,100	516,358
Mizrahi Tefahot Bank Ltd.*	1,185	10,522
Mizuho Financial Group, Inc.	197,424	321,282
National Australia Bank Ltd.	19,345	511,497
Natixis S.A.	7,530	23,707
Nishi-Nippon City Bank Ltd.	6,000	13,916
Nordea Bank AB	22,725	224,697
Oversea-Chinese Banking Corp., Ltd.	22,000	167,438
PNC Financial Services Group, Inc.	4,449	280,732
Raiffeisen Bank International AG	376	13,618
Regions Financial Corp.	11,980	86,376
Resona Holdings, Inc.	16,351	67,047
Royal Bank of Scotland Group plc*	17,438	72,368
Seven Bank Ltd.	4,600	14,029
Shinsei Bank Ltd.	14,000	18,119
Shizuoka Bank Ltd.	5,000	51,192
Skandinaviska Enskilda Banken AB, Class A	12,200	102,150
Societe Generale S.A.*	6,036	171,420
Standard Chartered plc	20,597	465,640
Sumitomo Mitsui Financial Group, Inc.	11,577	361,967
Sumitomo Mitsui Trust Holdings, Inc.	26,860	79,850
SunTrust Banks, Inc.	4,539	128,318
Suruga Bank Ltd.	2,000	22,681
Svenska Handelsbanken AB, Class A	4,241	158,889
Swedbank AB, Class A	7,092	133,229
U.S. Bancorp	15,803	542,043
UniCredit S.p.A.*	557,960	2,317,365
Unione di Banche Italiane S.c.p.A.	7,829	28,934
United Overseas Bank Ltd.	11,000	176,133
Wells Fargo & Co.	41,109	1,419,494
Westpac Banking Corp.	26,390	680,252
Wing Hang Bank Ltd.	1,500	14,083
Yamaguchi Financial Group, Inc.	2,000	16,197
Zions Bancorp	1,519	31,375

		42,546,733

Consumer Finance (0.6%)
Aeon Credit Service Co., Ltd.	600	12,916
American Express Co.	67,274	3,825,200
Capital One Financial Corp.	4,822	274,902
Credit Saison Co., Ltd.	1,300	31,434
Discover Financial Services	4,309	171,197
SLM Corp.	4,022	63,226

		4,378,875

Diversified Financial Services ( 2.2%)
ASX Ltd.	1,514	46,439
Bank of America Corp.	217,754	1,922,768
Citigroup, Inc.	94,500	3,092,040
CME Group, Inc.	2,560	146,688
Deutsche Boerse AG	1,683	93,138
Eurazeo S.A.	279	12,782
Exor S.p.A.	534	13,429
First Pacific Co., Ltd.	18,000	19,569
Groupe Bruxelles Lambert S.A.	707	52,468
Hong Kong Exchanges and Clearing Ltd.	8,900	134,521
Industrivarden AB, Class C	911	13,036
ING Groep N.V. (CVA)*	587,905	4,645,491
IntercontinentalExchange, Inc.*	613	81,780
Investment AB Kinnevik, Class B	1,783	37,024
Investor AB, Class B	3,944	86,820
JPMorgan Chase & Co.	107,449	4,349,536
Leucadia National Corp.	1,642	37,355
London Stock Exchange Group plc	1,529	23,283
Mitsubishi UFJ Lease & Finance Co., Ltd.	510	21,500
Moody’s Corp.	1,656	73,146
NASDAQ OMX Group, Inc.	1,064	24,786
NYSE Euronext	1,976	48,708
ORIX Corp.	910	91,420
Pargesa Holding S.A.	235	15,567
Pohjola Bank plc, Class A	1,258	16,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Singapore Exchange Ltd.	7,000	$39,928
Wendel S.A.	285	24,062

		15,163,838

Insurance (2.9%)
ACE Ltd.	36,437	2,754,637
Admiral Group plc	1,753	29,808
Aegon N.V.	14,837	77,123
Aflac, Inc.	3,903	186,876
Ageas	1,988	47,670
AIA Group Ltd.	88,400	329,474
Allianz SE (Registered)	3,932	467,840
Allstate Corp.	4,089	161,965
American International Group, Inc.*	9,702	318,129
AMP Ltd.	24,651	110,720
Aon plc	2,663	139,248
Assicurazioni Generali S.p.A	10,082	144,976
Assurant, Inc.	722	26,931
Aviva plc	667,495	3,435,175
AXA S.A.‡	15,266	227,368
Baloise Holding AG (Registered)	410	32,238
Berkshire Hathaway, Inc., Class B*	15,355	1,354,311
Chubb Corp.	2,197	167,587
Cincinnati Financial Corp.	1,220	46,226
CNP Assurances S.A.	1,278	16,694
Dai-ichi Life Insurance Co., Ltd.	73	82,878
Delta Lloyd N.V.	1,104	16,833
Genworth Financial, Inc., Class A*	4,066	21,265
Gjensidige Forsikring ASA	1,722	23,881
Hannover Rueckversicherung AG (Registered)	547	34,953
Hartford Financial Services Group, Inc.	3,680	71,539
Insurance Australia Group Ltd.	17,938	81,313
Legal & General Group plc	50,693	107,972
Lincoln National Corp.	2,248	54,379
Loews Corp.	2,612	107,771
Mapfre S.A.	6,058	16,597
Marsh & McLennan Cos., Inc.	4,554	154,517
MetLife, Inc.	8,889	306,315
MS&AD Insurance Group Holdings, Inc.	4,411	76,362
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,228	2,689,869
NKSJ Holdings, Inc.	3,285	64,319
Old Mutual plc	42,015	115,270
Principal Financial Group, Inc.	2,306	62,124
Progressive Corp.	58,289	1,208,914
Prudential Financial, Inc.	3,880	211,499
Prudential plc	22,001	284,751
QBE Insurance Group Ltd.	9,995	134,263
Resolution Ltd.	11,894	41,697
RSA Insurance Group plc	30,543	54,500
Sampo Oyj, Class A	3,621	112,653
SCOR SE	1,408	36,305
Sony Financial Holdings, Inc.	1,600	27,432
Standard Life plc	20,309	89,432
Suncorp Group Ltd.	11,124	106,620
Swiss Life Holding AG (Registered)*	274	32,600
Swiss Reinsurance AG*	41,950	2,696,308
T&D Holdings, Inc.	5,000	54,139
Tokio Marine Holdings, Inc.	6,300	160,971
Torchmark Corp.	781	40,104
Travelers Cos., Inc.	3,225	220,139
Tryg A/S	238	15,462
Unum Group	2,291	44,033
Vienna Insurance Group AG Wiener
Versicherung Gruppe	303	12,849
XL Group plc	2,581	62,021
Zurich Insurance Group AG*	1,271	316,500

		20,126,345

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	3,305	235,944
Apartment Investment & Management Co. (REIT), Class A	1,341	34,853
Ascendas Real Estate Investment Trust (REIT)	16,000	31,421
AvalonBay Communities, Inc. (REIT)	819	111,376
Boston Properties, Inc. (REIT)	1,267	140,143
British Land Co. plc (REIT)	7,362	62,056
Capital Shopping Centres Group plc (REIT)	5,111	27,005
CapitaMall Trust (REIT)	21,000	34,566
Centro Retail Australia (REIT)	10,960	23,761
CFS Retail Property Trust Group (REIT)	17,577	35,189
Corio N.V. (REIT)	569	24,191
Dexus Property Group (REIT)	39,433	38,859
Equity Residential (REIT)	2,512	144,515
Fonciere des Regions (REIT)	213	16,012
Gecina S.A. (REIT)	188	19,245
Goodman Group (REIT)	13,768	56,555
GPT Group (REIT)	12,380	43,662
Hammerson plc (REIT)	6,122	44,585
HCP, Inc. (REIT)	3,567	158,660
Health Care REIT, Inc. (REIT)	2,130	123,007
Host Hotels & Resorts, Inc. (REIT)	6,015	96,541
ICADE (REIT)	209	17,028
Japan Prime Realty Investment Corp. (REIT)	6	18,083
Japan Real Estate Investment Corp. (REIT)	5	50,359
Japan Retail Fund Investment Corp. (REIT)	16	28,601
Kimco Realty Corp. (REIT)	3,362	68,148
Klepierre S.A. (REIT)	815	28,581
Land Securities Group plc (REIT)	6,713	82,548
Link REIT (REIT)	20,000	94,789
Mirvac Group (REIT)	29,365	43,558
Nippon Building Fund, Inc. (REIT)	5	53,883
Nomura Real Estate Office Fund, Inc. (REIT)	2	12,545
Plum Creek Timber Co., Inc. (REIT)	1,338	58,658
Prologis, Inc. (REIT)	3,799	133,079
Public Storage (REIT)	1,225	170,483
Segro plc (REIT)	6,408	23,468
Simon Property Group, Inc. (REIT)	2,549	386,964
Stockland Corp., Ltd. (REIT)	19,955	69,136
Unibail-Rodamco S.A. (REIT)	791	157,655
Ventas, Inc. (REIT)	2,472	153,882
Vornado Realty Trust (REIT)	1,415	114,686
Westfield Group (REIT)	18,634	196,383
Westfield Retail Trust (REIT)	24,933	74,744
Weyerhaeuser Co. (REIT)	4,459	116,558

		3,655,965

Real Estate Management & Development (1.1%)
Aeon Mall Co., Ltd.	700	17,132
BGP Holdings plc(b)*†	177,813	—
CapitaLand Ltd.	23,000	59,599
CapitaMalls Asia Ltd.	12,361	16,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CBRE Group, Inc., Class A*	2,451	$45,123
Cheung Kong Holdings Ltd.	153,560	2,251,697
City Developments Ltd.	4,000	38,266
Daito Trust Construction Co., Ltd.	600	60,354
Daiwa House Industry Co., Ltd.	4,000	58,073
Global Logistic Properties Ltd.	18,000	36,815
Hang Lung Group Ltd.	8,000	50,709
Hang Lung Properties Ltd.	19,000	64,934
Henderson Land Development Co., Ltd.	8,000	57,570
Hulic Co., Ltd.*	1,700	10,282
Hysan Development Co., Ltd.	6,000	27,315
Immofinanz AG*	8,239	29,889
Keppel Land Ltd.	7,000	20,249
Kerry Properties Ltd.	6,000	30,332
Lend Lease Group	4,667	38,002
Mitsubishi Estate Co., Ltd.	11,000	210,584
Mitsui Fudosan Co., Ltd.	7,000	140,197
New World Development Co., Ltd. .	32,000	49,605
Nomura Real Estate Holdings, Inc.	800	14,065
NTT Urban Development Corp.	12	9,749
Sino Land Co., Ltd.	24,600	46,002
Sumitomo Realty & Development Co., Ltd.	3,000	79,651
Sun Hung Kai Properties Ltd.	14,000	205,106
Swire Pacific Ltd., Class A	176,760	2,165,604
Swire Properties Ltd.	516,332	1,598,128
Swiss Prime Site AG (Registered)*	420	34,698
Tokyu Land Corp.	4,000	21,425
UOL Group Ltd.	4,000	18,677
Wharf Holdings Ltd.	13,400	93,060
Wheelock & Co., Ltd.	8,000	34,511

		7,634,023

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	3,724	29,643
People’s United Financial, Inc.	3,055	37,088

		66,731

Total Financials		104,946,637

Health Care (12.3%)
Biotechnology (1.4%)
Actelion Ltd. (Registered)*	960	48,056
Alexion Pharmaceuticals, Inc.*	1,626	186,014
Amgen, Inc.	58,730	4,952,114
Biogen Idec, Inc.*	1,976	294,878
Celgene Corp.*	3,611	275,880
CSL Ltd.	4,419	210,856
Gilead Sciences, Inc.*	61,514	4,080,224
Grifols S.A.*	1,265	41,778

		10,089,800

Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	4,560	274,786
Becton, Dickinson and Co.	1,644	129,153
Boston Scientific Corp.*	11,927	68,461
C.R. Bard, Inc.	653	68,336
CareFusion Corp.*	1,847	52,436
Cie Generale d’Optique Essilor International S.A.	1,758	164,622
Cochlear Ltd.	492	34,270
Coloplast A/S, Class B	196	40,812
Covidien plc	50,374	2,993,223
DENTSPLY International, Inc.	1,183	45,120
Edwards Lifesciences Corp.*	1,001	107,477
Elekta AB, Class B	3,172	41,891
Getinge AB, Class B	1,735	52,350
Intuitive Surgical, Inc.*	332	164,549
Medtronic, Inc.	105,627	4,554,636
Olympus Corp.*	1,900	37,007
Smith & Nephew plc	7,750	85,538
Sonova Holding AG (Registered)*	424	42,851
St. Jude Medical, Inc.	2,673	112,613
Straumann Holding AG (Registered)	74	9,843
Stryker Corp.	2,420	134,697
Sysmex Corp.	600	28,870
Terumo Corp.	1,300	55,971
Varian Medical Systems, Inc.*	929	56,037
William Demant Holding A/S*	226	20,257
Zimmer Holdings, Inc.	1,427	96,494

		9,472,300

Health Care Providers & Services (0.8%)
Aetna, Inc.	2,758	109,217
Alfresa Holdings Corp.	400	19,759
AmerisourceBergen Corp.	2,165	83,807
Cardinal Health, Inc.	2,902	113,091
Celesio AG	666	11,875
Cigna Corp.	2,411	113,727
Coventry Health Care, Inc.	1,110	46,276
DaVita, Inc.*	713	73,874
Express Scripts Holding Co.*	6,799	426,093
Fresenius Medical Care AG & Co. KGaA	1,812	132,865
Fresenius SE & Co. KGaA	1,072	124,450
Humana, Inc.	1,328	93,159
Laboratory Corp. of America Holdings*	775	71,664
McKesson Corp.	1,990	171,200
Medipal Holdings Corp.	1,300	17,891
Miraca Holdings, Inc.	500	22,457
Patterson Cos., Inc.	655	22,427
Quest Diagnostics, Inc.	50,728	3,217,677
Ramsay Health Care Ltd.	1,141	28,429
Sonic Healthcare Ltd.	3,210	45,118
Suzuken Co., Ltd.	600	19,951
Tenet Healthcare Corp.*	3,263	20,459
UnitedHealth Group, Inc.	8,642	478,853
WellPoint, Inc.	2,722	157,903

		5,622,222

Health Care Technology (0.0%)
Cerner Corp.*	1,240	95,989

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	2,902	111,582
Life Technologies Corp.*	1,494	73,027
Lonza Group AG (Registered)*	22,933	1,199,441
PerkinElmer, Inc.	941	27,731
QIAGEN N.V.*	1,979	36,417
Thermo Fisher Scientific, Inc.	3,093	181,961
Waters Corp.*	762	63,498

		1,693,657

Pharmaceuticals (8.5%)
Abbott Laboratories	13,133	900,398
Allergan, Inc.	2,547	233,254
Astellas Pharma, Inc.	3,800	193,068
AstraZeneca plc	10,907	520,453
Bayer AG (Registered)	38,175	3,278,465
Bristol-Myers Squibb Co.	14,050	474,187
Chugai Pharmaceutical Co., Ltd.	1,900	39,807
Daiichi Sankyo Co., Ltd.	5,900	97,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Dainippon Sumitomo Pharma Co., Ltd.	1,300	$14,293
Eisai Co., Ltd.	2,200	99,231
Elan Corp. plc*	4,389	47,320
Eli Lilly and Co.	8,545	405,118
Forest Laboratories, Inc.*	54,506	1,940,959
GlaxoSmithKline plc	306,330	7,061,295
Hisamitsu Pharmaceutical Co., Inc.	500	27,646
Hospira, Inc.*	1,383	45,390
Johnson & Johnson	23,072	1,589,892
Kyowa Hakko Kirin Co., Ltd.	2,000	24,167
Merck & Co., Inc.	161,397	7,279,005
Merck KGaA	23,828	2,939,536
Mitsubishi Tanabe Pharma Corp.	1,900	28,899
Mylan, Inc.*	3,394	82,814
Novartis AG (Registered)	74,445	4,555,353
Novo Nordisk A/S, Class B	3,517	555,603
Ono Pharmaceutical Co., Ltd.	700	43,100
Orion Oyj, Class B	845	18,080
Otsuka Holdings Co., Ltd.	3,200	99,231
Perrigo Co.	736	85,501
Pfizer, Inc.	352,667	8,763,775
Roche Holding AG	37,064	6,924,131
Sanofi S.A.	112,766	9,614,775
Santen Pharmaceutical Co., Ltd.	600	27,601
Shionogi & Co., Ltd.	2,600	39,713
Shire plc	4,864	142,479
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,487
Takeda Pharmaceutical Co., Ltd.	6,800	313,250
Teva Pharmaceutical Industries Ltd.	8,142	334,811
Tsumura & Co.	500	15,710
UCB S.A.	942	51,798
Watson Pharmaceuticals, Inc.*	1,048	89,248

		59,021,370

Total Health Care		85,995,338

Industrials (8.3%)
Aerospace & Defense (1.1%)
BAE Systems plc	391,852	2,057,111
Boeing Co.	5,663	394,258
Cobham plc	9,341	33,441
Embraer S.A. (ADR)	53,850	1,433,487
European Aeronautic Defence and Space Co. N.V.	3,547	112,425
Finmeccanica S.p.A.*	3,870	18,381
General Dynamics Corp.	2,775	183,483
Honeywell International, Inc.	6,517	389,391
L-3 Communications Holdings, Inc.	836	59,949
Lockheed Martin Corp.	2,283	213,186
Meggitt plc	6,743	42,999
Northrop Grumman Corp.	2,049	136,115
Precision Castparts Corp.	1,218	198,948
Raytheon Co.	2,795	159,762
Rockwell Collins, Inc.	1,186	63,617
Rolls-Royce Holdings plc*	16,177	220,214
Safran S.A.	1,982	71,277
Singapore Technologies Engineering Ltd.	14,000	40,385
Textron, Inc.	2,424	63,436
Thales S.A.	41,438	1,423,104
United Technologies Corp.	7,020	549,596
Zodiac Aerospace	295	28,803

		7,893,368

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	1,378	80,682
Deutsche Post AG (Registered)	106,911	2,088,267
Expeditors International of Washington, Inc.	1,759	63,957
FedEx Corp.	32,394	2,741,180
TNT Express N.V.	2,827	29,520
Toll Holdings Ltd.	5,996	27,429
United Parcel Service, Inc., Class B	49,506	3,543,144
Yamato Holdings Co., Ltd.	3,300	52,266

		8,626,445

Airlines (0.3%)
All Nippon Airways Co., Ltd.	9,000	18,914
Cathay Pacific Airways Ltd.	10,000	16,276
Deutsche Lufthansa AG (Registered)	154,706	2,097,392
International Consolidated Airlines Group S.A.*	8,125	19,535
Qantas Airways Ltd.*	11,067	14,005
Singapore Airlines Ltd.	5,000	43,758
Southwest Airlines Co.	6,444	56,514

		2,266,394

Building Products (0.1%)
Asahi Glass Co., Ltd.	9,000	59,969
Assa Abloy AB, Class B	2,866	93,020
Cie de Saint-Gobain S.A.	3,381	118,764
Daikin Industries Ltd.	2,100	54,438
Geberit AG (Registered)*	326	70,885
LIXIL Group Corp.	2,200	52,491
Masco Corp.	2,972	44,729
TOTO Ltd.	2,000	14,710

		509,006

Commercial Services & Supplies (0.9%)
Aggreko plc	2,310	86,279
Avery Dennison Corp.	894	28,447
Babcock International Group plc	3,118	46,674
Brambles Ltd.	13,457	97,992
Cintas Corp.	931	38,590
Dai Nippon Printing Co., Ltd.	5,000	34,854
Edenred	1,467	41,219
G4S plc	12,246	52,542
Iron Mountain, Inc.	1,264	43,115
Pitney Bowes, Inc.	1,684	23,273
R.R. Donnelley & Sons Co.	1,412	14,967
Rentokil Initial plc	1,270,500	1,667,954
Republic Services, Inc.	2,506	68,940
Secom Co., Ltd.	1,800	93,875
Securitas AB, Class B	2,559	19,198
Serco Group plc	4,328	40,535
Societe BIC S.A.	248	29,963
Stericycle, Inc.*	708	64,088
Toppan Printing Co., Ltd.	5,000	29,024
Tyco International Ltd.	62,686	3,526,714
Waste Management, Inc.	3,646	116,964

		6,165,207

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	1,159	23,875
Balfour Beatty plc	5,970	29,278
Bouygues S.A.	1,637	39,969
Chiyoda Corp.	1,000	15,556
Ferrovial S.A.	3,383	44,017
Fluor Corp.	1,362	76,653
Hochtief AG*	266	12,463
Jacobs Engineering Group, Inc.*	1,165	47,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
JGC Corp.	1,000	$33,380
Kajima Corp.	7,000	19,106
Kinden Corp.	1,000	6,304
Koninklijke Boskalis Westminster N.V.	611	22,087
Leighton Holdings Ltd.	1,281	22,084
Obayashi Corp.	6,000	27,371
Quanta Services, Inc.*	1,788	44,164
Shimizu Corp.	5,000	16,850
Skanska AB, Class B	3,287	53,192
Taisei Corp.	9,000	25,833
Vinci S.A.	3,920	166,964

		726,247

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	18,991	356,195
Alstom S.A.	1,782	62,481
Cooper Industries plc	1,315	98,704
Emerson Electric Co.	6,073	293,144
Fuji Electric Co., Ltd.	4,000	8,150
Furukawa Electric Co., Ltd.*	5,000	9,418
GS Yuasa Corp.	3,000	12,494
Legrand S.A.	2,054	77,416
Mabuchi Motor Co., Ltd.	200	9,149
Mitsubishi Electric Corp.	17,000	125,474
Nidec Corp.	900	65,851
Prysmian S.p.A.	1,760	31,392
Rockwell Automation, Inc.	1,154	80,261
Roper Industries, Inc.	836	91,868
Schneider Electric S.A.	4,505	266,619
Shanghai Electric Group Co., Ltd., Class H	2,852,000	1,015,149
Sumitomo Electric Industries Ltd.	6,500	68,715
Ushio, Inc.	900	10,818

		2,683,298

Industrial Conglomerates (2.3%)
3M Co.	5,323	491,952
Citic Pacific Ltd.	628,064	754,093
Danaher Corp.	4,932	272,000
Delek Group Ltd.	44	7,361
Fraser and Neave Ltd.	8,000	57,888
General Electric Co.	252,720	5,739,271
Hopewell Holdings Ltd.	5,000	17,281
Hutchison Whampoa Ltd.	18,000	174,567
Keppel Corp., Ltd.	12,300	114,260
Koninklijke Philips Electronics N.V.	108,659	2,535,023
NWS Holdings Ltd.	11,000	17,676
Orkla ASA	6,678	50,718
SembCorp Industries Ltd.	8,000	36,962
Siemens AG (Registered)	56,798	5,664,620
Smiths Group plc	3,398	56,901

		15,990,573

Machinery (0.6%)
Alfa Laval AB	2,900	52,580
Amada Co., Ltd.	3,000	13,147
Andritz AG	644	36,471
Atlas Copco AB, Class A	5,801	135,381
Atlas Copco AB, Class B	3,370	70,491
Caterpillar, Inc.	5,467	470,381
Cosco Corp., (Singapore) Ltd.	7,000	5,504
Cummins, Inc.	1,482	136,655
Deere & Co.	3,264	269,247
Dover Corp.	1,547	92,031
Eaton Corp.	2,825	133,510
FANUC Corp.	1,700	274,039
Fiat Industrial S.p.A.	7,394	72,260
Flowserve Corp.	425	54,290
GEA Group AG	1,505	45,536
Hino Motors Ltd.	2,000	13,096
Hitachi Construction Machinery Co., Ltd.	900	14,566
IHI Corp.	11,000	24,526
Illinois Tool Works, Inc.	3,610	214,687
IMI plc	2,775	40,330
Ingersoll-Rand plc	2,382	106,761
Invensys plc	7,026	26,560
Japan Steel Works Ltd.	3,000	16,722
Joy Global, Inc.	870	48,772
JTEKT Corp.	1,900	15,022
Kawasaki Heavy Industries Ltd.	12,000	23,834
Komatsu Ltd.	8,100	159,530
Kone Oyj, Class B	1,346	93,143
Kubota Corp.	9,000	91,107
Kurita Water Industries Ltd.	900	19,940
Makita Corp.	1,000	38,826
MAN SE	364	33,328
Melrose plc	10,399	40,671
Metso Oyj	1,105	39,490
Mitsubishi Heavy Industries Ltd.	26,000	112,609
Nabtesco Corp.	900	16,526
NGK Insulators Ltd.	2,000	23,962
NSK Ltd.	4,000	23,219
NTN Corp.	4,000	8,047
PACCAR, Inc.	2,899	116,033
Pall Corp.	966	61,331
Parker Hannifin Corp.	1,228	102,636
Pentair Ltd. (Registered)	835	36,949
Sandvik AB	8,670	117,667
Scania AB, Class B	2,765	50,722
Schindler Holding AG	419	51,501
Schindler Holding AG (Registered)	198	24,442
SembCorp Marine Ltd.	7,000	28,349
SKF AB, Class B	3,389	73,106
SMC Corp.	500	80,600
Snap-on, Inc.	481	34,569
Stanley Black & Decker, Inc.	1,388	105,835
Sulzer AG (Registered)	207	30,153
Sumitomo Heavy Industries Ltd.	5,000	17,107
THK Co., Ltd.	1,100	16,886
Vallourec S.A.	892	37,769
Volvo AB, Class B	12,028	168,643
Wartsila Oyj	1,449	50,182
Weir Group plc	1,827	52,160
Xylem, Inc.	1,521	38,253
Yangzijiang Shipbuilding Holdings Ltd.	15,735	12,565
Zardoya Otis S.A.	1,413	16,614

		4,430,869

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	5	33,888
A. P. Moller - Maersk A/S, Class B	11	78,724
Kawasaki Kisen Kaisha Ltd.*	6,000	7,535
Kuehne + Nagel International AG (Registered)	472	53,298
Mitsui O.S.K. Lines Ltd.	10,000	23,321
Neptune Orient Lines Ltd.*	8,750	8,057
Nippon Yusen KK	14,000	24,757
Orient Overseas International Ltd.	2,000	11,026

		240,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Professional Services (0.5%)
Adecco S.A. (Registered)*	18,714	$890,631
ALS Ltd.	2,900	25,840
Bureau Veritas S.A.	474	48,680
Capita plc	5,672	70,938
Dun & Bradstreet Corp.	355	28,265
Equifax, Inc.	1,022	47,605
Experian plc	8,691	144,412
Intertek Group plc	1,388	61,413
Randstad Holding N.V.	54,884	1,824,224
Robert Half International, Inc.	1,219	32,462
SGS S.A. (Registered)	48	98,603

		3,273,073

Road & Rail (0.3%)
Asciano Ltd.	8,573	38,861
Central Japan Railway Co.	1,300	114,275
ComfortDelGro Corp., Ltd.	16,000	22,360
CSX Corp.	8,596	178,367
DSV A/S	1,660	37,312
East Japan Railway Co.	2,897	191,921
Hankyu Hanshin Holdings, Inc.	10,000	54,075
Keikyu Corp.	4,000	37,724
Keio Corp.	5,000	37,737
Keisei Electric Railway Co., Ltd.	2,000	18,068
Kintetsu Corp.	14,000	54,895
MTR Corp., Ltd.	13,000	49,290
Nippon Express Co., Ltd.	7,000	26,550
Norfolk Southern Corp.	2,674	170,146
Odakyu Electric Railway Co., Ltd.	5,000	52,601
QR National Ltd.	14,920	52,775
Ryder System, Inc.	428	16,718
Tobu Railway Co., Ltd.	9,000	48,437
Tokyu Corp.	10,000	47,796
Union Pacific Corp.	3,964	470,527
West Japan Railway Co.	1,500	64,102

		1,784,537

Trading Companies & Distributors (0.5%)
Brenntag AG	426	54,524
Bunzl plc	2,868	51,361
Fastenal Co.	2,255	96,942
ITOCHU Corp.	13,000	131,766
Marubeni Corp.	14,000	89,339
Mitsubishi Corp.	12,200	221,832
Mitsui & Co., Ltd.	15,000	211,046
Noble Group Ltd.	33,818	36,513
Rexel S.A.	929	18,695
Sojitz Corp.	10,600	13,719
Sumitomo Corp.	9,800	132,232
Toyota Tsusho Corp.	1,900	40,634
W.W. Grainger, Inc.	508	105,852
Wolseley plc	47,179	2,012,798

		3,217,253

Transportation Infrastructure (0.0%)
Abertis Infraestructuras S.A.	3,255	47,894
Aeroports de Paris S.A.	268	21,373
Atlantia S.p.A.	2,899	45,002
Auckland International Airport Ltd.	7,833	17,009
Fraport AG	328	18,969
Groupe Eurotunnel S.A. (Registered)	4,920	34,660
Hutchison Port Holdings Trust, Class U	46,000	33,350
Kamigumi Co., Ltd.	2,000	16,556
Koninklijke Vopak N.V.	619	43,463
Mitsubishi Logistics Corp.	1,000	11,904
Sydney Airport	3,388	11,105
Transurban Group	11,528	71,748

		373,033

Total Industrials		58,179,909

Information Technology (10.9%)
Communications Equipment (1.7%)
Alcatel-Lucent S.A.*	20,084	22,170
Brocade Communications Systems, Inc.*	341,940	2,022,575
Cisco Systems, Inc.	346,349	6,611,802
F5 Networks, Inc.*	670	70,149
Harris Corp.	904	46,303
JDS Uniphase Corp.*	1,844	22,838
Juniper Networks, Inc.*	4,439	75,951
Motorola Solutions, Inc.	2,387	120,663
Nokia Oyj	32,386	83,652
QUALCOMM, Inc.	14,255	890,795
Telefonaktiebolaget LM Ericsson, Class B	213,946	1,949,316

		11,916,214

Computers & Peripherals (1.3%)
Apple, Inc.	7,845	5,234,655
Dell, Inc.	121,516	1,198,148
EMC Corp.*	17,562	478,916
Fujitsu Ltd.	16,000	60,072
Gemalto N.V.	684	60,166
Hewlett-Packard Co.	94,569	1,613,347
NEC Corp.*	22,000	34,956
NetApp, Inc.*	3,053	100,382
SanDisk Corp.*	2,052	89,118
Seagate Technology plc	2,958	91,698
Seiko Epson Corp.	1,100	6,709
Toshiba Corp.	35,000	112,122
Western Digital Corp.	1,923	74,478

		9,154,767

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	1,345	79,194
Citizen Holdings Co., Ltd.	2,400	12,209
Corning, Inc.	12,460	163,849
Flextronics International Ltd.*	235,990	1,415,940
FLIR Systems, Inc.	1,346	26,886
Foxconn International Holdings Ltd.*	19,015	6,253
Fujifilm Holdings Corp.	4,100	68,719
Hamamatsu Photonics KK	600	20,613
Hexagon AB, Class B	2,046	43,855
Hirose Electric Co., Ltd.	300	33,637
Hitachi High-Technologies Corp.	600	14,477
Hitachi Ltd.	39,400	219,113
Hoya Corp.	3,800	83,509
Ibiden Co., Ltd.	1,000	14,621
Jabil Circuit, Inc.	1,627	30,457
Keyence Corp.	440	112,763
Kyocera Corp.	1,300	112,609
Molex, Inc.	1,147	30,143
Murata Manufacturing Co., Ltd.	1,700	90,511
Nippon Electric Glass Co., Ltd.	3,000	16,568
Omron Corp.	1,800	34,598
Shimadzu Corp.	2,000	14,019
TDK Corp.	1,100	40,961
TE Connectivity Ltd.	3,619	123,082
Yaskawa Electric Corp.	2,000	13,403
Yokogawa Electric Corp.	1,700	19,649

		2,841,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	1,423	$54,444
DeNA Co., Ltd.	900	29,892
eBay, Inc.*	9,747	471,852
Google, Inc., Class A*	2,218	1,673,481
Gree, Inc.	700	12,818
United Internet AG (Registered)	784	15,989
VeriSign, Inc.*	1,297	63,151
Yahoo! Japan Corp.	126	48,001
Yahoo!, Inc.*	8,723	139,350

		2,508,978

IT Services (1.3%)
Accenture plc, Class A	45,473	3,184,474
Amadeus IT Holding S.A., Class A	2,712	63,184
AtoS	470	32,760
Automatic Data Processing, Inc.	4,034	236,634
Cap Gemini S.A.	1,279	54,115
Cognizant Technology Solutions Corp., Class A*	2,499	174,730
Computer Sciences Corp.	1,280	41,229
Computershare Ltd.	3,681	31,692
Fidelity National Information Services, Inc.	2,093	65,343
Fiserv, Inc.*	1,151	85,209
Global Payments, Inc.	39,820	1,665,671
International Business Machines Corp.	8,990	1,864,976
ITOCHU Techno-Solutions Corp.	200	10,405
Mastercard, Inc., Class A	904	408,138
Nomura Research Institute Ltd.	800	16,494
NTT Data Corp.	11	34,519
Otsuka Corp.	100	8,970
Paychex, Inc.	2,666	88,751
SAIC, Inc.	2,438	29,354
Teradata Corp.*	1,396	105,272
Total System Services, Inc.	1,349	31,971
Visa, Inc., Class A	4,380	588,146
Western Union Co.	5,124	93,359

		8,915,396

Office Electronics (0.1%)
Brother Industries Ltd.	2,000	18,555
Canon, Inc.	9,800	313,314
Konica Minolta Holdings, Inc.	4,000	30,753
Ricoh Co., Ltd.	5,000	42,222
Xerox Corp.	10,937	80,277

		485,121

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	4,777	16,099
Advantest Corp.	1,200	15,607
Altera Corp.	2,630	89,381
Analog Devices, Inc.	2,468	96,721
Applied Materials, Inc.	161,225	1,800,077
ARM Holdings plc	11,897	110,465
ASM Pacific Technology Ltd.	1,700	20,115
ASML Holding N.V.	3,629	193,953
Broadcom Corp., Class A*	4,323	149,489
First Solar, Inc.*	493	10,917
Infineon Technologies AG	9,390	59,585
Intel Corp.	41,867	949,544
KLA-Tencor Corp.	1,388	66,215
Lam Research Corp.*	1,525	48,472
Linear Technology Corp.	1,993	63,477
LSI Corp.*	4,788	33,085
Mellanox Technologies Ltd.*	308	32,329
Microchip Technology, Inc.	1,672	54,741
Micron Technology, Inc.*	8,375	50,124
NVIDIA Corp.*	5,083	67,807
Rohm Co., Ltd.	800	26,940
Samsung Electronics Co., Ltd. (GDR)(m)	10,780	6,489,560
STMicroelectronics N.V.	5,519	29,738
Sumco Corp.*	1,000	6,740
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	200,083	3,165,313
Teradyne, Inc.*	1,502	21,358
Texas Instruments, Inc.	9,521	262,304
Tokyo Electron Ltd.	1,500	63,910
Xilinx, Inc.	2,167	72,399

		14,066,465

Software (3.7%)
Adobe Systems, Inc.*	4,175	135,521
Autodesk, Inc.*	1,882	62,802
BMC Software, Inc.*	1,227	50,908
CA, Inc.	2,951	76,033
Citrix Systems, Inc.*	1,555	119,066
Dassault Systemes S.A.	528	55,475
Electronic Arts, Inc.*	2,774	35,202
Intuit, Inc.	2,310	136,013
Konami Corp.	800	18,175
Microsoft Corp.	262,149	7,806,797
Nexon Co., Ltd.*	1,000	13,749
NICE Systems Ltd.*	523	17,424
Nintendo Co., Ltd.	8,510	1,078,471
Oracle Corp.	149,056	4,693,773
Oracle Corp. Japan	300	15,473
Red Hat, Inc.*	1,602	91,218
Sage Group plc	11,298	57,177
Salesforce.com, Inc.*	1,071	163,531
SAP AG	76,588	5,423,894
Software AG	51,890	1,868,409
Square Enix Holdings Co., Ltd.	600	9,157
Symantec Corp.*	120,157	2,162,826
Trend Micro, Inc.	62,000	1,731,932

		25,823,026

Total Information Technology		75,711,605

Materials (3.7%)
Chemicals (1.8%)
Air Liquide S.A.	2,699	334,522
Air Products and Chemicals, Inc.	1,783	147,454
Air Water, Inc.	1,000	12,250
Airgas, Inc.	569	46,829
Akzo Nobel N.V.	53,948	3,049,645
Arkema S.A.	515	48,219
Asahi Kasei Corp.	11,000	56,804
BASF SE	7,935	669,425
CF Industries Holdings, Inc.	523	116,232
Croda International plc	1,172	45,894
Daicel Corp.	2,000	11,994
Denki Kagaku Kogyo KK	4,000	12,404
Dow Chemical Co.	61,876	1,791,929
E.I. du Pont de Nemours & Co.	7,786	391,402
Eastman Chemical Co.	1,293	73,714
Ecolab, Inc.	2,203	142,776
FMC Corp.	1,113	61,638
Givaudan S.A. (Registered)*	72	68,325
Hitachi Chemical Co., Ltd.	900	12,167
Incitec Pivot Ltd.	14,098	43,579
International Flavors & Fragrances, Inc.	661	39,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Israel Chemicals Ltd.	3,844	$46,779
Israel Corp., Ltd.	20	12,714
Johnson Matthey plc	1,771	69,007
JSR Corp.	1,600	26,243
K+S AG (Registered)	1,488	73,169
Kaneka Corp.	2,000	9,636
Kansai Paint Co., Ltd.	2,000	22,168
Koninklijke DSM N.V.	1,333	66,463
Kuraray Co., Ltd.	3,000	34,098
Lanxess AG	718	59,540
Linde AG	1,599	275,343
LyondellBasell Industries N.V., Class A	44,053	2,275,778
Mitsubishi Chemical Holdings Corp.	12,000	45,976
Mitsubishi Gas Chemical Co., Inc.	3,000	15,069
Mitsui Chemicals, Inc.	7,000	13,724
Monsanto Co.	4,460	405,949
Mosaic Co.	2,315	133,367
Nitto Denko Corp.	1,400	66,735
Novozymes A/S, Class B	2,104	57,990
Orica Ltd.	3,157	81,443
PPG Industries, Inc.	1,280	146,995
Praxair, Inc.	2,517	261,466
Sherwin-Williams Co.	707	105,279
Shin-Etsu Chemical Co., Ltd.	3,500	196,886
Showa Denko KK	13,000	20,656
Sigma-Aldrich Corp.	1,004	72,258
Sika AG	19	38,747
Solvay S.A.	515	59,602
Sumitomo Chemical Co., Ltd.	13,000	33,150
Syngenta AG (Registered)	817	305,343
Taiyo Nippon Sanso Corp.	2,000	10,533
Teijin Ltd.	8,000	19,580
Toray Industries, Inc.	13,000	76,961
Tosoh Corp.	4,000	7,586
Ube Industries Ltd.	8,000	17,222
Wacker Chemie AG	147	9,438
Yara International ASA	1,616	80,957

		12,430,434

Construction Materials (0.5%)
Boral Ltd.	6,433	25,624
CRH plc	161,504	3,113,106
Fletcher Building Ltd.	5,870	33,910
HeidelbergCement AG	1,213	63,551
Holcim Ltd. (Registered)*	1,975	125,787
Imerys S.A.	317	18,600
James Hardie Industries SE (CDI)	3,754	33,878
Lafarge S.A.	1,612	86,817
Taiheiyo Cement Corp.	10,000	21,527
Vulcan Materials Co.	1,071	50,658

		3,573,458

Containers & Packaging (0.3%)
Amcor Ltd.	10,426	83,924
Ball Corp.	1,299	54,961
Bemis Co., Inc.	896	28,197
Owens-Illinois, Inc.*	1,354	25,401
Rexam plc	280,625	1,970,763
Sealed Air Corp.	1,613	24,937
Toyo Seikan Kaisha Ltd.	1,300	13,909

		2,202,092

Metals & Mining (1.1%)
Acerinox S.A.	818	9,173
Alcoa, Inc.	8,820	78,057
Allegheny Technologies, Inc.	888	28,327
Alumina Ltd.	19,504	17,197
Anglo American plc	11,899	349,128
Antofagasta plc	3,407	69,431
ArcelorMittal S.A.	8,097	116,120
BHP Billiton Ltd.	27,775	951,916
BHP Billiton plc	18,255	567,455
Boliden AB	2,373	39,557
Cliffs Natural Resources, Inc.	1,227	48,013
Daido Steel Co., Ltd.	2,000	9,303
Eurasian Natural Resources Corp.	2,224	11,086
Evraz plc	2,916	11,612
Fortescue Metals Group Ltd.	12,125	43,895
Freeport-McMoRan Copper & Gold, Inc.	7,956	314,898
Fresnillo plc	1,550	46,379
Glencore International plc	32,416	179,597
Hitachi Metals Ltd.	1,000	8,919
Iluka Resources Ltd.	3,619	37,277
JFE Holdings, Inc.	4,000	52,793
Kazakhmys plc	1,833	20,498
Kobe Steel Ltd.	22,000	17,478
Lonmin plc	1,332	11,991
Lynas Corp., Ltd.*	14,233	11,663
Maruichi Steel Tube Ltd.	300	6,420
Mitsubishi Materials Corp.	9,000	28,370
Newcrest Mining Ltd.	6,608	199,739
Newmont Mining Corp.	4,167	233,394
Nippon Steel Corp.	67,050	137,468
Nisshin Steel Co., Ltd.†	6,000	6,458
Norsk Hydro ASA	8,067	37,794
Nucor Corp.	2,596	99,323
OZ Minerals Ltd.	2,728	19,101
POSCO (ADR)	15,510	1,264,685
Randgold Resources Ltd.	754	92,717
Rio Tinto Ltd.	3,769	208,615
Rio Tinto plc	11,568	538,918
Salzgitter AG	334	12,904
Sims Metal Management Ltd.	1,429	14,200
SSAB AB, Class A	1,472	10,458
Sumitomo Metal Mining Co., Ltd.	5,000	63,109
ThyssenKrupp AG	3,336	70,906
Titanium Metals Corp.	748	9,597
Umicore S.A.	990	51,747
United States Steel Corp.	1,189	22,674
Vale S.A. (Preference) (ADR)	64,400	1,117,984
Vedanta Resources plc	916	15,221
Voestalpine AG	913	27,325
Xstrata plc	17,933	277,275
Yamato Kogyo Co., Ltd.	300	8,853

		7,627,018

Paper & Forest Products (0.0%)
Holmen AB, Class B	417	11,395
International Paper Co.	3,591	130,425
MeadWestvaco Corp.	1,560	47,736
Nippon Paper Group, Inc.	847	9,996
OJI Paper Co., Ltd.	7,000	21,348
Stora Enso Oyj, Class R	4,771	29,637
UPM-Kymmene Oyj	4,540	51,312

		301,849

Total Materials		26,134,851

Telecommunication Services (4.8%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	48,277	1,820,043
Belgacom S.A.	1,296	39,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Bezeq Israeli Telecommunication
Corp., Ltd.	15,630	$18,202
BT Group plc	67,295	250,697
CenturyLink, Inc.	5,265	212,706
Deutsche Telekom AG (Registered).	24,282	298,774
Elisa Oyj	1,238	27,984
France Telecom S.A.	198,083	2,389,683
Frontier Communications Corp.	8,231	40,332
Iliad S.A.	198	32,237
Inmarsat plc	3,884	37,004
Koninklijke (Royal) KPN N.V.	8,670	66,247
Nippon Telegraph & Telephone Corp.	3,728	177,706
PCCW Ltd.	31,000	12,673
Portugal Telecom SGPS S.A. (Registered)	5,461	26,997
Singapore Telecommunications Ltd.	1,433,350	3,737,549
Swisscom AG (Registered)	202	81,187
TDC A/S	4,163	30,325
Tele2 AB, Class B	2,756	50,011
Telecom Corp. of New Zealand Ltd.	16,649	32,841
Telecom Italia S.p.A	81,234	81,424
Telecom Italia S.p.A. (RNC)	52,198	45,713
Telefonica S.A.	168,621	2,248,122
Telekom Austria AG	159,704	1,128,752
Telenet Group Holding N.V.	499	22,347
Telenor ASA	111,616	2,176,248
TeliaSonera AB	18,741	134,891
Telstra Corp., Ltd.	37,665	153,154
Verizon Communications, Inc.	23,840	1,086,389
Vivendi S.A.	181,910	3,547,360
Windstream Corp.	5,117	51,733

		20,058,885

Wireless Telecommunication Services (1.9%)
Crown Castle International Corp.*	2,464	157,943
KDDI Corp.	2,300	178,601
MetroPCS Communications, Inc.*	2,578	30,188
Millicom International Cellular S.A. (SDR)	543	50,384
Mobistar S.A.	236	7,445
NTT DoCoMo, Inc.	132	214,136
Softbank Corp.	7,600	307,740
Sprint Nextel Corp.*	605,737	3,343,668
StarHub Ltd.	4,919	14,911
Turkcell Iletisim Hizmetleri A/S (ADR)*	73,760	1,116,726
Vodafone Group plc	2,707,444	7,683,756

		13,105,498

Total Telecommunication Services		33,164,383

Utilities (1.1%)
Electric Utilities (0.5%)
Acciona S.A.	194	11,041
American Electric Power Co., Inc.	4,099	180,110
Cheung Kong Infrastructure Holdings Ltd.	4,000	24,220
Chubu Electric Power Co., Inc.	5,600	72,978
Chugoku Electric Power Co., Inc.	2,600	34,549
CLP Holdings Ltd.	15,500	131,731
Contact Energy Ltd.*	3,230	14,135
Duke Energy Corp.	5,919	383,552
EDF S.A.	2,079	43,561
Edison International	2,684	122,632
EDP - Energias de Portugal S.A.	16,545	45,541
Enel S.p.A	56,873	201,129
Entergy Corp.	1,498	103,811
Exelon Corp.	7,138	253,970
FirstEnergy Corp.	3,441	151,748
Fortum Oyj	3,844	70,786
Hokkaido Electric Power Co., Inc.	1,700	13,811
Hokuriku Electric Power Co.	1,500	18,202
Iberdrola S.A.	33,562	152,158
Kansai Electric Power Co., Inc.	6,500	50,807
Kyushu Electric Power Co., Inc.	3,700	30,533
NextEra Energy, Inc.	3,572	251,219
Northeast Utilities	2,604	99,551
Pepco Holdings, Inc.	1,854	35,041
Pinnacle West Capital Corp.	903	47,678
Power Assets Holdings Ltd.	12,000	101,908
PPL Corp.	4,832	140,370
Red Electrica Corporacion S.A.	937	44,425
Shikoku Electric Power Co., Inc.	1,500	16,934
Southern Co.	7,351	338,808
SP AusNet	14,553	15,775
SSE plc	8,119	182,499
Terna Rete Elettrica Nazionale S.p.A.	11,162	41,597
Tohoku Electric Power Co., Inc.	3,900	31,384
Tokyo Electric Power Co., Inc.*	12,500	20,502
Verbund AG	548	11,338
Xcel Energy, Inc.	4,169	115,523

		3,605,557

Gas Utilities (0.1%)
AGL Resources, Inc.	972	39,764
APA Group	5,592	27,495
Enagas S.A.	1,556	30,693
Gas Natural SDG S.A.	3,008	42,578
Hong Kong & China Gas Co., Ltd.	45,771	116,050
ONEOK, Inc.	1,670	80,678
Osaka Gas Co., Ltd.	16,000	70,528
Snam S.p.A	13,877	61,522
Toho Gas Co., Ltd.	3,000	19,951
Tokyo Gas Co., Ltd.	21,000	115,710

		604,969

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	5,035	55,234
Electric Power Development Co., Ltd.	1,000	26,320
Enel Green Power S.p.A.	15,107	25,548
NRG Energy, Inc.	2,054	43,935

		151,037

Multi-Utilities (0.4%)
AGL Energy Ltd.	4,680	72,673
Ameren Corp.	1,984	64,817
CenterPoint Energy, Inc.	3,533	75,253
Centrica plc	44,715	236,691
CMS Energy Corp.	2,306	54,306
Consolidated Edison, Inc.	2,410	144,335
Dominion Resources, Inc.	4,837	256,071
DTE Energy Co.	1,493	89,490
E.ON AG	15,557	369,143
GDF Suez S.A.	10,910	243,946
Integrys Energy Group, Inc.	639	33,356
National Grid plc	30,838	340,115
NiSource, Inc.	2,303	58,680
PG&E Corp.	3,602	153,697
Public Service Enterprise Group, Inc.	4,166	134,062
RWE AG	4,228	189,157
RWE AG (Preference)	330	13,155
SCANA Corp.	1,149	55,462
Sempra Energy	1,881	121,306
Suez Environnement Co. S.A.	2,316	26,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
TECO Energy, Inc.	1,778	$31,542
Veolia Environnement S.A.	2,922	31,526
Wisconsin Energy Corp.	1,937	72,967

		2,867,997

Water Utilities (0.0%)
Severn Trent plc	2,063	55,933
United Utilities Group plc	5,928	68,539

		124,472

Total Utilities		7,354,032

Total Common Stocks (79.7%) (Cost $511,084,498)		555,160,731

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Cie Generale de Geophysique-Veritas,expiring 10/12/12* (Cost $—)	1,181	1,906

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
Royal Bank of Canada 0.05%, 10/1/12(p)	$1,500,000	1,500,000

Total Short-Term Investments (0.2%) (Cost $1,500,000)		1,500,000

Total Investments (79.9%) (Cost $512,584,498)		556,662,637
Other Assets Less Liabilities (20.1%)		139,962,809

Net Assets (100%)		$696,625,446

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

†	Securities (totaling $6,458 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2012, the market value of these securities amounted to $6,489,560 or 0.9% of net assets.

(p)	Yield to maturity.

Glossary:

ADR	—	American Depositary Receipt
CDI	—	Chess Depositary Interest
CVA	—	Dutch Certification
FDR	—	Finnish Depositary Receipt
GDR	—	Global Depositary Receipt
RNC	—	Risparmio Non-Convertible Savings Shares
SDR	—	Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

	Market Value			Market Value
	December 31,	Purchases	Sales	September 30,	Dividend	Realized
	2011	at Cost	at Cost	2012	Income	Gain (Loss)
Securities
AXA S.A.	$226,954	$—	$52,877	$227,368	$13,401	$(28,266)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

					Unrealized
	Number of	Expiration	Original	Value at	Appreciation/
	Contracts	Date	Value	9/30/2012	(Depreciation)
Purchases
DJ EURO Stoxx 50 Index	828	December-12	$27,400,412	$26,121,725	$(1,278,687)
FTSE 100 Index	176	December-12	16,717,467	16,236,620	(480,847)
S&P 500 E-Mini Index	996	December-12	71,161,353	71,423,160	261,807
SPI 200 Index	58	December-12	6,629,561	6,593,908	(35,653)
TOPIX Index	171	December-12	15,874,660	16,105,203	230,543

					$(1,302,837)

At September 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

		Local	U.S. $	U.S. $
		Contract Buy	Current	Current	Unrealized
		Amount	Buy	Sell	Appreciation/
	Counterparty	(000‘s)	Value	Value	(Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/14/12	HSBC Bank plc	737	$764,283	$764,622	$(339)
British Pound vs. U.S. Dollar, expiring 12/14/12	HSBC Bank plc	650	1,049,620	1,045,509	4,111
European Union Euro vs. U.S. Dollar, expiring 12/14/12	HSBC Bank plc	3,220	4,137,861	4,159,387	(21,526)
Japanese Yen vs. U.S. Dollar, expiring 12/14/12	Deutsche Bank AG	123,330	1,580,344	1,584,349	(4,005)

					$(21,759)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$40,881,220	$26,736,647	$—	$67,617,867
Consumer Staples	17,236,590	16,837,446	—	34,074,036
Energy	29,510,463	32,471,610	—	61,982,073
Financials	36,704,027	68,242,610	—	104,946,637
Health Care	46,289,884	39,705,454	—	85,995,338
Industrials	24,704,474	33,475,435	—	58,179,909
Information Technology	54,308,394	21,403,211	—	75,711,605
Materials	9,791,715	16,336,678	6,458	26,134,851
Telecommunication Services	7,859,728	25,304,655	—	33,164,383
Utilities	3,788,968	3,565,064	—	7,354,032
Forward Currency Contracts	—	4,111	—	4,111
Futures	492,350	—	—	492,350
Rights
Energy	—	1,906	—	1,906
Short-Term Investments	—	1,500,000	—	1,500,000

Total Assets	$271,567,813	$285,584,827	$6,458	$557,159,098

Liabilities:
Forward Currency Contracts	$—	$(25,870)	$—	$(25,870)
Futures	(1,795,187)	—	—	(1,795,187)

Total Liabilities	$(1,795,187)	$(25,870)	$—	$(1,821,057)

Total	$269,772,626	$285,558,957	$6,458	$555,338,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in	Investments in
	Common Stocks -	Common Stocks -	Common Stocks -
	Consumer Discretionary	Financials ††	Industrials
Balance as of 12/31/11	$—	$—	$2,049
Total gains or losses (realized/unrealized)	257	—	(4)
included in earnings
Purchases	—	—	—
Sales	(257)	—	(2,045)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/12	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—	$(2,049)

	Investments in	Investments in
	Common Stocks -	Preferred Stocks -
	Materials	Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized)	(2,740)	36
included in earnings
Purchases	—	—
Sales	—	(36)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	9,198	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$6,458	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(2,740)	$—

††	Security held with $0 cost and market value.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$63,067,740
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$114,836,344

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,469,057
Aggregate gross unrealized depreciation	(80,754,889)

Net unrealized appreciation	$41,714,168

Federal income tax cost of investments	$514,948,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Hotels, Restaurants & Leisure (0.9%)
Starbucks Corp.	27,200	$1,380,400

Internet & Catalog Retail ( 1.8%)
Amazon.com, Inc.*	10,600	2,695,792

Media (4.6%)
Comcast Corp., Class A	65,700	2,350,089
Time Warner, Inc.	65,800	2,982,714
Viacom, Inc., Class B	26,000	1,393,340

		6,726,143

Multiline Retail (1.6%)
Macy’s, Inc.	62,000	2,332,440

Textiles, Apparel & Luxury Goods (2.3%)
Coach, Inc.	29,900	1,674,998
Ralph Lauren Corp.	11,800	1,784,514

		3,459,512

Total Consumer Discretionary		16,594,287

Consumer Staples (4.2%)
Household Products (1.5%)
Colgate-Palmolive Co.	20,000	2,144,400

Tobacco (2.7%)
Philip Morris International, Inc.	44,600	4,011,324

Total Consumer Staples		6,155,724

Energy (13.0%)
Energy Equipment & Services (5.2%)
Baker Hughes, Inc.	37,300	1,687,079
Halliburton Co.	79,100	2,664,879
McDermott International, Inc.*	81,500	995,930
Noble Corp.*	65,700	2,350,746

		7,698,634

Oil, Gas & Consumable Fuels (7.8%)
Cabot Oil & Gas Corp.	41,200	1,849,880
EOG Resources, Inc.	20,700	2,319,435
EQT Corp.	25,500	1,504,500
Exxon Mobil Corp.	14,700	1,344,315
Hess Corp.	51,300	2,755,836
Peabody Energy Corp.	34,100	760,089
Ultra Petroleum Corp.*	45,600	1,002,288

		11,536,343

Total Energy		19,234,977

Financials (18.4%)
Capital Markets (3.2%)
Invesco Ltd.	76,200	1,904,238
Morgan Stanley	164,400	2,752,056

		4,656,294

Commercial Banks (4.5%)
U.S. Bancorp	75,800	2,599,940
Wells Fargo & Co.	116,900	4,036,557

		6,636,497

Diversified Financial Services ( 5.8%)
Citigroup, Inc.	110,885	3,628,157
CME Group, Inc.	28,500	1,633,050
JPMorgan Chase & Co.	83,500	3,380,080

		8,641,287

Insurance (2.4%)
Lincoln National Corp.	70,600	1,707,814
MetLife, Inc.	53,400	1,840,164

		3,547,978

Real Estate Investment Trusts (REITs) (2.5%)
American Capital Agency Corp. (REIT)	64,500	2,231,055
Digital Realty Trust, Inc. (REIT)	20,900	1,459,865

		3,690,920

Total Financials		27,172,976

Health Care (14.1%)
Biotechnology (3.4%)
Acorda Therapeutics, Inc.*	45,300	1,160,133
Alnylam Pharmaceuticals, Inc.*	34,800	653,892
Cubist Pharmaceuticals, Inc.*	20,600	982,208
Gilead Sciences, Inc.*	33,200	2,202,156

		4,998,389

Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	34,000	2,048,840
Medtronic, Inc.	49,500	2,134,440

		4,183,280

Health Care Providers & Services (2.3%)
Centene Corp.*	26,000	972,660
UnitedHealth Group, Inc.	25,700	1,424,037
WellPoint, Inc.	17,600	1,020,976

		3,417,673

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	11,300	1,205,936
Bruker Corp.*	47,200	617,848

		1,823,784

Pharmaceuticals (4.4%)
Allergan, Inc.	14,400	1,318,752
Hospira, Inc.*	37,700	1,237,314
Merck & Co., Inc.	48,638	2,193,574
Teva Pharmaceutical Industries Ltd. (ADR)	40,800	1,689,528

		6,439,168

Total Health Care		20,862,294

Industrials (10.1%)
Aerospace & Defense (3.5%)
Boeing Co.	32,000	2,227,840
General Dynamics Corp.	43,800	2,896,056

		5,123,896

Airlines (0.8%)
Spirit Airlines, Inc.*	69,300	1,183,644

Machinery (1.2%)
Illinois Tool Works, Inc.	30,200	1,795,994

Road & Rail (4.6%)
Hertz Global Holdings, Inc.*	257,700	3,538,221
Norfolk Southern Corp.	37,200	2,367,036
Ryder System, Inc.	24,400	953,064

		6,858,321

Total Industrials		14,961,855

Information Technology (19.4%)
Communications Equipment (1.1%)
Juniper Networks, Inc.*	96,300	1,647,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Computers & Peripherals (8.0%)
Apple, Inc.	12,600	$8,407,476
NetApp, Inc.*	47,400	1,558,512
SanDisk Corp.*	44,800	1,945,664

		11,911,652

IT Services (1.5%)
ServiceSource International, Inc.*	212,100	2,176,146

Semiconductors & Semiconductor Equipment (5.0%)
Atmel Corp.*	252,500	1,328,150
Avago Technologies Ltd.	50,400	1,757,196
Freescale Semiconductor Ltd.*	45,900	436,509
Intersil Corp., Class A	112,300	982,625
Micron Technology, Inc.*	214,700	1,284,979
Skyworks Solutions, Inc.*	66,300	1,562,360

		7,351,819

Software (3.8%)
Adobe Systems, Inc.*	97,000	3,148,620
Symantec Corp.*	141,000	2,538,000

		5,686,620

Total Information Technology		28,773,930

Materials (2.7%)
Chemicals (2.0%)
Celanese Corp.	24,300	921,213
Dow Chemical Co.	69,400	2,009,824

		2,931,037

Paper & Forest Products (0.7%)
International Paper Co.	28,800	1,046,016

Total Materials		3,977,053

Telecommunication Services (2.0%)
Wireless Telecommunication Services (2.0%)
MetroPCS Communications, Inc.*	112,500	1,317,375
NII Holdings, Inc.*	216,100	1,696,385

Total Telecommunication Services		3,013,760

Utilities (3.2%)
Electric Utilities (2.2%)
Edison International	34,100	1,558,029
NextEra Energy, Inc.	24,200	1,701,986

		3,260,015

Multi-Utilities (1.0%)
PG&E Corp.	34,400	1,467,848

Total Utilities		4,727,863

Total Investments (98.3%) (Cost $128,829,489)		145,474,719
Other Assets Less Liabilities (1.7%)		2,515,326

Net Assets (100%)		$147,990,045

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,594,287	$—	$—	$16,594,287
Consumer Staples	6,155,724	—	—	6,155,724
Energy	19,234,977	—	—	19,234,977
Financials	27,172,976	—	—	27,172,976
Health Care	20,862,294	—	—	20,862,294
Industrials	14,961,855	—	—	14,961,855
Information Technology	28,773,930	—	—	28,773,930
Materials	3,977,053	—	—	3,977,053
Telecommunication Services	3,013,760	—	—	3,013,760
Utilities	4,727,863	—	—	4,727,863

Total Assets	$145,474,719	$—	$—	$145,474,719

Total Liabilities	$—	$—	$—	$—

Total	$145,474,719	$—	$—	$145,474,719

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$70,935,596
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$73,273,884

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,430,759
Aggregate gross unrealized depreciation	(9,138,084)

Net unrealized appreciation	$16,292,675

Federal income tax cost of investments	$129,182,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Automobiles (1.6%)
General Motors Co.*	212,344	$4,830,826

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	80,365	2,928,501

Media (10.3%)
Comcast Corp., Class A	255,691	9,146,067
News Corp., Class B	196,872	4,882,425
Time Warner Cable, Inc.	76,328	7,255,740
Time Warner, Inc.	70,267	3,185,203
Viacom, Inc., Class B	125,544	6,727,903

		31,197,338

Multiline Retail (1.2%)
Kohl’s Corp.	23,059	1,181,082
Target Corp.	39,271	2,492,530

		3,673,612

Specialty Retail (1.7%)
Lowe’s Cos., Inc.	111,099	3,359,634
Staples, Inc.	157,298	1,812,073

		5,171,707

Total Consumer Discretionary		47,801,984

Consumer Staples (6.0%)
Beverages (0.1%)
PepsiCo, Inc.	6,038	427,309

Food & Staples Retailing (2.2%)
CVS Caremark Corp.	110,788	5,364,355
Wal-Mart Stores, Inc.	16,534	1,220,209

		6,584,564

Food Products (3.4%)
Archer-Daniels-Midland Co.	54,578	1,483,430
Kraft Foods, Inc., Class A	105,067	4,344,521
Unilever N.V. (N.Y. Shares)	123,258	4,373,194

		10,201,145

Household Products (0.3%)
Procter & Gamble Co.	15,616	1,083,126

Total Consumer Staples		18,296,144

Energy (12.6%)
Energy Equipment & Services (4.4%)
Halliburton Co.	179,217	6,037,821
Noble Corp.*	44,389	1,588,238
Weatherford International Ltd.*	455,803	5,779,582

		13,405,641

Oil, Gas & Consumable Fuels (8.2%)
BP plc (ADR)	161,831	6,855,161
Chevron Corp.	39,447	4,597,943
Murphy Oil Corp.	82,312	4,419,331
QEP Resources, Inc.	109,923	3,480,162
Royal Dutch Shell plc (ADR), Class A	77,389	5,371,571

		24,724,168

Total Energy		38,129,809

Financials (22.4%)
Capital Markets (4.1%)
Bank of New York Mellon Corp.	262,825	5,945,102
Goldman Sachs Group, Inc.	23,550	2,677,164
Morgan Stanley	148,349	2,483,362
State Street Corp.	31,964	1,341,209

		12,446,837

Commercial Banks (5.5%)
Fifth Third Bancorp	204,043	3,164,707
PNC Financial Services Group, Inc.	73,726	4,652,111
U.S. Bancorp	68,559	2,351,574
Wells Fargo & Co.	189,463	6,542,157

		16,710,549

Diversified Financial Services ( 7.4%)
Bank of America Corp.	430,691	3,803,002
Citigroup, Inc.	294,220	9,626,878
JPMorgan Chase & Co.	222,261	8,997,125

		22,427,005

Insurance (5.4%)
Aflac, Inc.	23,700	1,134,756
Allstate Corp.	192,982	7,644,017
MetLife, Inc.	94,602	3,259,985
Travelers Cos., Inc.	60,475	4,128,023

		16,166,781

Total Financials		67,751,172

Health Care (14.1%)
Health Care Providers & Services (3.7%)
Cardinal Health, Inc.	60,871	2,372,143
UnitedHealth Group, Inc.	103,779	5,750,394
WellPoint, Inc.	51,033	2,960,424

		11,082,961

Pharmaceuticals (10.4%)
Bristol-Myers Squibb Co.	164,736	5,559,840
GlaxoSmithKline plc (ADR)	70,467	3,258,394
Merck & Co., Inc.	146,950	6,627,445
Novartis AG (ADR)	39,086	2,394,409
Pfizer, Inc.	289,319	7,189,577
Roche Holding AG (ADR)	55,089	2,588,632
Sanofi S.A. (ADR)	91,315	3,932,024

		31,550,321

Total Health Care		42,633,282

Industrials (6.3%)
Aerospace & Defense (1.4%)
Honeywell International, Inc.	34,907	2,085,693
Textron, Inc.	76,454	2,000,801

		4,086,494

Electrical Equipment (1.1%)
Emerson Electric Co.	69,498	3,354,669

Industrial Conglomerates (2.2%)
General Electric Co.	298,947	6,789,086

Machinery (1.6%)
Ingersoll-Rand plc	106,127	4,756,612

Total Industrials		18,986,861

Information Technology (10.4%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	167,463	3,196,869

Computers & Peripherals (1.7%)
Dell, Inc.	62,232	613,608
Hewlett-Packard Co.	267,174	4,557,988

		5,171,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Electronic Equipment, Instruments & Components (1.3%)
Corning, Inc.	299,463	$3,937,938

Internet Software & Services (3.2%)
eBay, Inc.*	103,943	5,031,881
Yahoo!, Inc.*	298,938	4,775,534

		9,807,415

Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	83,414	1,891,830

Software (2.5%)
Microsoft Corp.	253,912	7,561,499

Total Information Technology		31,567,147

Materials (2.9%)
Metals & Mining (1.1%)
Alcoa, Inc.	376,876	3,335,353

Paper & Forest Products (1.8%)
International Paper Co.	150,779	5,476,293

Total Materials		8,811,646

Telecommunication Services (2.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	60,244	2,271,199
Verizon Communications, Inc.	65,924	3,004,156

		5,275,355

Wireless Telecommunication Services (1.0%)
Vodafone Group plc (ADR)	100,593	2,866,398

Total Telecommunication Services		8,141,753

Utilities (2.3%)
Electric Utilities (2.3%)
FirstEnergy Corp.	58,154	2,564,592
PPL Corp.	157,684	4,580,720

Total Utilities		7,145,312

Total Investments (95.5%) (Cost $247,614,141)		289,265,110
Other Assets Less Liabilities (4.5%)		13,626,163

Net Assets (100%)		$302,891,273

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

		Local	U.S. $	U.S. $
		Contract Buy	Current	Current	Unrealized
		Amount	Buy	Sell	Appreciation/
	Counterparty	(000’s)	Value	Value	(Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 10/26/12	Bank of New York Mellon Corp.	1,110	$1,797,128	$1,791,993	$5,135
British Pound vs. U.S. Dollar, expiring 10/26/12	Canadian Imperial Bank of Commerce	2,352	3,809,912	3,797,840	12,072
British Pound vs. U.S. Dollar, expiring 10/26/12	Citibank N.A.	1,118	1,810,131	1,804,685	5,446
British Pound vs. U.S. Dollar, expiring 10/26/12	State Street Bank & Trust	2,219	3,594,257	3,583,330	10,927
European Union Euro vs. U.S. Dollar, expiring 10/26/12	Bank of New York Mellon Corp.	3,084	3,982,655	3,964,566	18,089
European Union Euro vs. U.S. Dollar, expiring 10/26/12	Canadian Imperial Bank of Commerce	1,612	2,081,843	2,071,896	9,947
European Union Euro vs. U.S. Dollar, expiring 10/26/12	Citibank N.A.	3,142	4,057,746	4,039,062	18,684
European Union Euro vs. U.S. Dollar, expiring 10/26/12	State Street Bank & Trust	1,584	2,045,637	2,035,997	9,640
Swiss Franc vs. U.S. Dollar, expiring 10/26/12	Bank of New York Mellon Corp.	635	677,795	675,598	2,197
Swiss Franc vs. U.S. Dollar, expiring 10/26/12	Canadian Imperial Bank of Commerce	1,270	1,355,589	1,351,224	4,365
Swiss Franc vs. U.S. Dollar, expiring 10/26/12	Citibank N.A.	641	683,746	681,479	2,267
Swiss Franc vs. U.S. Dollar, expiring 10/26/12	State Street Bank & Trust	1,270	1,355,587	1,351,142	4,445

					$103,214

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$47,801,984	$—	$—	$47,801,984
Consumer Staples	18,296,144	—	—	18,296,144
Energy	38,129,809	—	—	38,129,809
Financials	67,751,172	—	—	67,751,172
Health Care	42,633,282	—	—	42,633,282
Industrials	18,986,861	—	—	18,986,861
Information Technology	31,567,147	—	—	31,567,147
Materials	8,811,646	—	—	8,811,646
Telecommunication Services	8,141,753	—	—	8,141,753
Utilities	7,145,312	—	—	7,145,312
Forward Currency Contracts	—	103,214	—	103,214

Total Assets	$289,265,110	$103,214	$—	$289,368,324

Total Liabilities	$—	$—	$—	$—

Total	$289,265,110	$103,214	$—	$289,368,324

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$38,810,149
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$52,570,625

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,554,481
Aggregate gross unrealized depreciation	(23,594,428)

Net unrealized appreciation	$36,960,053

Federal income tax cost of investments	$252,305,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (18.3%)
Auto Components (1.0%)
Delphi Automotive plc*	296,400	$9,188,400

Automobiles (0.9%)
Tesla Motors, Inc.*	287,076	8,405,585

Hotels, Restaurants & Leisure (1.5%)
Starbucks Corp.	255,950	12,989,463

Internet & Catalog Retail ( 2.7%)
Amazon.com, Inc.*	40,100	10,198,232
priceline.com, Inc.*	22,800	14,107,044

		24,305,276

Media (2.7%)
CBS Corp., Class B	271,200	9,852,696
Discovery Communications, Inc., Class C*	205,619	11,522,889
Liberty Media Corp. - Liberty Capital*	24,370	2,538,623

		23,914,208

Multiline Retail (2.1%)
Dollar General Corp.*	362,828	18,700,155

Specialty Retail (5.4%)
GNC Holdings, Inc., Class A	356,300	13,885,011
Limited Brands, Inc.	341,800	16,837,068
TJX Cos., Inc.	243,500	10,906,365
Ulta Salon Cosmetics & Fragrance, Inc.	71,378	6,874,058

		48,502,502

Textiles, Apparel & Luxury Goods (2.0%)
Lululemon Athletica, Inc.*	130,200	9,626,988
Under Armour, Inc., Class A*	153,600	8,575,488

		18,202,476

Total Consumer Discretionary		164,208,065

Consumer Staples (4.1%)
Beverages (1.3%)
Monster Beverage Corp.*	212,500	11,509,000

Food & Staples Retailing (1.5%)
Whole Foods Market, Inc.	140,400	13,674,960

Food Products (1.3%)
Hershey Co.	158,800	11,257,332
Smart Balance, Inc.*	10,500	126,840

		11,384,172

Total Consumer Staples		36,568,132

Energy (4.7%)
Energy Equipment & Services (1.0%)
Schlumberger Ltd.	122,700	8,874,891

Oil, Gas & Consumable Fuels (3.7%)
Pioneer Natural Resources Co.	104,700	10,930,680
Plains Exploration & Production Co.*	213,400	7,996,098
Williams Cos., Inc.	401,400	14,036,958

		32,963,736

Total Energy		41,838,627

Financials (3.2%)
Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	65,271	8,028,333

Consumer Finance (1.1%)
Capital One Financial Corp.	170,862	9,740,843

Real Estate Management & Development (1.2%)
CBRE Group, Inc., Class A*	606,900	11,173,029

Total Financials		28,942,205

Health Care (14.5%)
Biotechnology (6.3%)
Alexion Pharmaceuticals, Inc.*	122,366	13,998,670
BioMarin Pharmaceutical, Inc.*	223,888	9,015,970
Celgene Corp.*	124,800	9,534,720
Cubist Pharmaceuticals, Inc.*	145,300	6,927,904
Gilead Sciences, Inc.*	265,000	17,577,450

		57,054,714

Health Care Equipment & Supplies (1.2%)
Intuitive Surgical, Inc.*	21,500	10,656,045

Health Care Providers & Services (1.0%)
UnitedHealth Group, Inc.	158,300	8,771,403

Health Care Technology (1.3%)
Cerner Corp.*	149,800	11,596,018

Pharmaceuticals (4.7%)
Abbott Laboratories	202,100	13,855,976
Allergan, Inc.	132,600	12,143,508
Novo Nordisk A/S (ADR)	62,600	9,878,906
Shire plc (ADR)	69,800	6,191,260

		42,069,650

Total Health Care		130,147,830

Industrials (12.6%)
Aerospace & Defense (3.4%)
Precision Castparts Corp.	87,200	14,243,248
TransDigm Group, Inc.*	116,500	16,527,855

		30,771,103

Airlines (1.3%)
Copa Holdings S.A., Class A	142,600	11,589,102

Machinery (2.1%)
Chart Industries, Inc.*	128,900	9,519,265
Cummins, Inc.	103,416	9,535,989

		19,055,254

Professional Services (0.2%)
Corporate Executive Board Co.	24,571	1,317,743

Road & Rail (3.6%)
Hertz Global Holdings, Inc.*	738,900	10,145,097
Kansas City Southern	289,500	21,938,310

		32,083,407

Trading Companies & Distributors (2.0%)
W.W. Grainger, Inc.	47,858	9,972,171
WESCO International, Inc.*	144,400	8,259,680

		18,231,851

Total Industrials		113,048,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Information Technology (31.2%)
Communications Equipment (1.5%)
QUALCOMM, Inc.	213,800	$13,360,362

Computers & Peripherals (9.3%)
Apple, Inc.	119,849	79,970,444
Stratasys, Inc.*	63,000	3,427,200

		83,397,644

Internet Software & Services (7.8%)
eBay, Inc.*	464,500	22,486,445
ExactTarget, Inc.*	289,688	7,016,243
Google, Inc., Class A*	27,500	20,748,750
LinkedIn Corp., Class A*	86,800	10,450,720
MercadoLibre, Inc.	109,100	9,006,205

		69,708,363

IT Services (4.4%)
Gartner, Inc.*	165,123	7,610,519
Teradata Corp.*	128,700	9,705,267
Visa, Inc., Class A	165,600	22,236,768

		39,552,554

Semiconductors & Semiconductor Equipment (1.2%)
Broadcom Corp., Class A*	296,100	10,239,138

Software (7.0%)
BroadSoft, Inc.*	234,200	9,606,884
Citrix Systems, Inc.*	124,300	9,517,651
CommVault Systems, Inc.*	227,800	13,371,860
Fortinet, Inc.*	386,580	9,332,041
TIBCO Software, Inc.*	372,600	11,263,698
VMware, Inc., Class A*	103,900	10,051,286

		63,143,420

Total Information Technology		279,401,481

Materials (3.5%)
Chemicals (3.5%)
Airgas, Inc.	166,200	13,678,260
Monsanto Co.	195,500	17,794,410

Total Materials		31,472,670

Telecommunication Services (3.1%)
Wireless Telecommunication Services (3.1%)
Crown Castle International Corp.*	228,400	14,640,440
SBA Communications Corp., Class A*	212,623	13,373,987

Total Telecommunication Services		28,014,427

Total Investments (95.2%) (Cost $674,913,453)		853,641,897
Other Assets Less Liabilities (4.8%)		43,395,338

Net Assets (100%)		$897,037,235

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$164,208,065	$—	$—	$164,208,065
Consumer Staples	36,568,132	—	—	36,568,132
Energy	41,838,627	—	—	41,838,627
Financials	28,942,205	—	—	28,942,205
Health Care	130,147,830	—	—	130,147,830
Industrials	113,048,460	—	—	113,048,460
Information Technology	279,401,481	—	—	279,401,481
Materials	31,472,670	—	—	31,472,670
Telecommunication Services	28,014,427	—	—	28,014,427

Total Assets	$853,641,897	$—	$—	$853,641,897

Total Liabilities	$—	$—	$—	$—

Total	$853,641,897	$—	$—	$853,641,897

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$632,776,978
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$586,249,327

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,902,834
Aggregate gross unrealized depreciation	(5,013,335)

Net unrealized appreciation	$177,889,499

Federal income tax cost of investments	$675,752,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“AXA FMG”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub- Administrator”) to assist in performing certain of the duties described herein. The Trust’s Valuation Committee (“Committee”), established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Valuation Committee is comprised of senior employees from AXA FMG.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

On a monthly basis, the Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee calculates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

On a monthly basis, the Committee reviews and considers changes in value for all fair valued securities that occur since the last review.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Common Stocks are the: acquisition price and intrinsic calculation. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Rights are intrinsic calculations. Significant changes in any of the inputs in isolation may result in either a higher or lower fair value measurement.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the beginning of the reporting period. Transfers between Level 1 and Level 2 are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2012 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By: /s/ Steven M. Joenk
Steven M. Joenk President November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer November 27, 2012

By: /s/ Brian Walsh
Brian Walsh Chief Financial Officer and Treasurer November 27, 2012